AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 30, 2020.

FILE NO. 333-151805

811-10559

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 33	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 122	☒

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

(Exact Name of Registrant)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

(Name of Depositor)

1 griffin road north

windsor, ct 06095

(Address of Depositor’s Principal Offices)

(860) 791-0286

(Depositor’s Telephone Number, Including Area Code)

SADIE R. GORDON

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

1295 STATE STREET

SPRINGFIELD, MASSACHUSETTS 01111

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

It is proposed that this filing will become effective:

☐            immediately upon filing pursuant to paragraph (b) of Rule 485

☒          on May 1, 2020 pursuant to paragraph (b) of Rule 485

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐            on              pursuant to paragraph (a)(1) of Rule 485

☐            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A

Talcott Resolution Life Insurance Company Group Variable Annuity Contracts Separate Account Eleven Premier Innovations SM Administered by Massachusetts Mutual Life Insurance Company
This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the “Contract” or “Contracts”). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.
Talcott Resolution Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.
You or your Employer allocate your plan Contribution to “Sub-Accounts.” Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds (“Funds”) that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.
The underlying Funds are listed below:
●
AB Discovery Value Fund — Class A

●
AB Global Bond Fund — Class A

●
AB Global Risk Allocation Fund — Class A

●
AB Growth Fund — Class A

●
AB High Income Fund — Class A

●
AB International Value Fund — Class A

●
AB Sustainable International Thematic Fund — Class A

●
AB Value Fund — Class A

●
Alger Capital Appreciation Institutional Fund — Class I

●
Alger Mid Cap Growth Institutional Fund — Class I

●
Alger Small Cap Growth Institutional Fund — Class I

●
AllianzGI Dividend Value Fund — Class A

●
AllianzGI International Value Fund — Class A

●
AllianzGI Small-Cap Value Fund — Class A

●
American Century Equity Growth Fund — Class A

●
American Century Equity Income Fund — Class A

●
American Century Ginnie Mae Fund — Class A

●
American Century Growth Fund — Class A

●
American Century Heritage Fund — Class A

●
American Century Large Company Value Fund — Class A

●
American Century Small Company Fund — Class A

●
American Century U.S. Government Money Market Fund — Class A

●
American Funds AMCAP Fund® — Class R3

●
American Funds American Balanced Fund® — Class R3

●
American Funds American Mutual Fund® — Class R3

●
American Funds Capital Income Builder® — Class R3

●
American Funds Capital World Growth and Income FundSM — Class R3

●
American Funds EuroPacific Growth Fund® — Class R3

●
American Funds Fundamental Investors FundSM — Class R3

●
American Funds New Perspective Fund® — Class R3

●
American Funds New World Fund® — Class R-3

●
American Funds The Bond Fund of America® — Class R3

●
American Funds The Growth Fund of America® — Class R3

●
American Funds The Income Fund of America® — Class R3

●
American Funds The Investment Company of America® — Class R3

●
American Funds The New Economy Fund® — Class R3

●
American Funds Washington Mutual Investors FundSM — Class R3

●
AMG Managers Cadence Mid Cap Fund — Investor Class

●
Ave Maria Growth Fund

●
Ave Maria Rising Dividend Fund

●
Ave Maria Value Fund

●
BlackRock Advantage Large Cap Core Fund — Investor A Shares

●
BlackRock Advantage Large Cap Growth Fund — Investor A Shares

●
BlackRock Advantage Small Cap Growth Fund — Investor A Shares

●
BlackRock Capital Appreciation Fund, Inc. — Investor A Shares

●
BlackRock Equity Dividend Fund — Investor A

●
BlackRock Global Allocation Fund, Inc. — Investor A Shares

●
BlackRock LifePath® Dynamic 2025 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2030 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2035 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2040 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2045 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2055 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic Retirement Fund — Investor A Shares

●
BlackRock Mid Cap Dividend Fund — Investor A Shares

●
BlackRock Mid-Cap Growth Equity Portfolio — Investor A Shares

●
BlackRock S&P 500 Index V.I. Fund — Class III Shares

●
BMO Mid-Cap Value Fund — Class A

●
BNY Mellon Bond Market Index Fund — Class INV

●
BNY Mellon Midcap Index Fund, Inc.

●
BNY Mellon Smallcap Stock Index Fund

●
BNY Mellon S&P 500 Index Fund

●
Calamos Global Equity Fund — Class A

●
Calamos International Growth Fund — Class A

●
Calvert Bond Fund — Class A

●
Calvert Equity Fund — Class A

●
Calvert Income Fund — Class A

●
ClearBridge Aggressive Growth Fund — Class FI

●
ClearBridge Appreciation Fund — Class A

●
ClearBridge International Small Cap Fund — Class A

●
ClearBridge Mid Cap Fund — Class A

●
ClearBridge Small Cap Growth Fund — Class FI

●
ClearBridge Value Trust — Class FI

●
Columbia Acorn® Fund — Class A

●
Columbia Acorn International Select Fund — Class A*

●
Columbia Contrarian Core Fund — Class A

●
Columbia Large Cap Growth Fund — Class A

●
Columbia Large Cap Growth Fund III — Class A

●
Columbia Large Cap Value Fund — Class ADV

●
Columbia Select International Equity Fund — Class A

●
Columbia Select Mid Cap Value Fund — Class A

●
Columbia Select Mid Cap Value Fund — Class ADV**

●
Columbia Select Small Cap Value Fund — Class ADV

●
Columbia Seligman Communications and Information Fund — Class A

●
Columbia Seligman Global Technology Fund — Class A

●
Columbia Small Cap Value Fund I — Class A

●
Columbia Small/Mid Cap Value Fund — Class ADV

●
Davis Financial Fund — Class A

●
Davis New York Venture Fund — Class A

●
Delaware Diversified Income Fund — Class A

●
Delaware Extended Duration Bond Fund — Class A

●
Domini Impact Equity Fund® — Investor Class

●
DWS Capital Growth Fund — Class A

●
DWS CROCI® Equity Dividend Fund — Class A

●
DWS Emerging Markets Fixed Income Fund — Class A

●
DWS International Growth Fund — Class A

●
Eaton Vance Atlanta Capital SMID-Cap Fnd—Class A

●
Eaton Vance Balanced Fund—Class A

●
Eaton Vance Income Fund of Boston — Class A

●
Eaton Vance Large-Cap Value Fund — Class A

●
Eaton Vance Worldwide Health Sciences Fund — Class A

●
Federated Clover Small Value Fund — Class A

●
Federated Equity Income Fund, Inc. — Class A

●
Federated Kaufmann Fund — Class R

●
Federated MDT Mid Cap Growth Fund — Class A

●
Fidelity Advisor® Leveraged Company Stock Fund — Class M

●
Fidelity Advisor® Real Estate Fund — Class M

●
Fidelity Advisor® Stock Selector All Cap Fund — Class M

●
Franklin Conservative Allocation Fund — Class A

●
Franklin Growth Allocation Fund — Class A

●
Franklin Growth Fund — Class A

●
Franklin Income Fund — Class A1

●
Franklin Moderate Allocation Fund — Class A

●
Franklin Mutual Beacon Fund — Class A

●
Franklin Mutual Global Discovery Fund — Class A

●
Franklin Mutual International Fund — Class A

●
Franklin Mutual Shares Fund — Class A

●
Franklin Small Cap Value Fund — Class A

●
Franklin Strategic Income Fund — Class A

●
Franklin Total Return Fund — Class A

●
Goldman Sachs Absolute Return Tracker — Class A

●
Goldman Sachs Government Income Fund — Class A

●
Goldman Sachs High Yield Fund — Class A

●
Goldman Sachs Large Cap Value Fund — Class A

●
Goldman Sachs Mid Cap Value Fund — Class A

●
Goldman Sachs Satellite Strategies — Class A

●
Goldman Sachs Small Cap Value Fund — Class A

●
Goldman Sachs Small/Mid Cap Growth Fund — Class A

●
Hartford AARP Balanced Retirement Fund — Class R4

●
Hartford Balanced HLS Fund — Class IB

●
Hartford Dividend and Growth HLS Fund — Class IB

●
Hartford Global Impact Fund — Class R4

●
Hartford Growth Opportunities HLS Fund — Class IB

●
Hartford Healthcare HLS Fund — Class IB

●
Hartford Moderate Allocation Fund — Class R4

●
Hartford Moderate Allocation Fund — Class R5

●
Hartford Small Cap Growth HLS Fund — Class IB

●
Hartford Small Company HLS Fund — Class IB

●
Hartford Total Return Bond HLS Fund — Class IB

●
Hartford Ultrashort Bond HLS Fund — Class IB

●
Hartford Value HLS Fund — Class IB

●
Invesco American Franchise Fund — Class A

●
Invesco American Value Fund — Class A

●
Invesco Balanced-Risk Commodity Strategy Fund — Class A

●
Invesco Comstock Fund — Class A

●
Invesco Dividend Income Fund — Class A

●
Invesco Equity and Income Fund — Class A

●
Invesco European Growth Fund — Class A

2

●
Invesco Growth and Income Fund — Class A

●
Invesco International Growth Fund — Class A

●
Invesco Mid Cap Growth Fund — Class A

●
Invesco Multi-Asset Income Fund — Class A

●
Invesco Oppenheimer Capital Income Fund — Class A

●
Invesco Oppenheimer Discovery Mid Cap Growth Fund — Class A

●
Invesco Oppenheimer Equity Income Fund — Class A

●
Invesco Oppenheimer Global Fund — Class A

●
Invesco Oppenheimer Global Opportunities Fund — Class A

●
Invesco Oppenheimer Global Strategic Income Fund — Class A

●
Invesco Oppenheimer Gold & Special Minerals Fund — Class A

●
Invesco Oppenheimer Intermediate Income Fund — Class A

●
Invesco Oppenheimer International Bond Fund — Class A

●
Invesco Oppenheimer International Diversified Fund — Class A

●
Invesco Oppenheimer International Growth Fund — Class A

●
Invesco Oppenheimer Main Street All Cap Fund® — Class A

●
Invesco Oppenheimer Main Street Fund® — Class A

●
Invesco Oppenheimer Main Street Mid Cap Fund® — Class A

●
Invesco Oppenheimer Mid Cap Value Fund — Class A

●
Invesco Oppenheimer Real Estate Fund — Class A

●
Invesco Oppenheimer Rising Dividends Fund — Class A

●
Invesco Real Estate Fund — Class A

●
Invesco Small Cap Discovery Fund — Class A

●
Invesco Small Cap Equity Fund — Class A

●
Invesco Small Cap Growth Fund — Class A

●
Invesco Small Cap Value Fund — Class A

●
Invesco Value Opportunities Fund — Class A

●
Ivy Asset Strategy Fund — Class Y

●
Ivy Large Cap Growth Fund — Class Y

●
Ivy Natural Resources Fund — Class Y

●
Ivy Science & Technology Fund — Class Y

●
Ivy Small Cap Growth Fund — Class Y

●
Janus Henderson Balanced Fund — Class S

●
Janus Henderson Enterprise Fund — Class S

●
Janus Henderson Forty Fund — Class S

●
Janus Henderson Mid Cap Value Fund — Class S

●
Janus Henderson Overseas Fund — Class S

●
JPMorgan Core Bond Fund — Class A

●
JPMorgan Large Cap Growth Fund — Class A

●
JPMorgan Small Cap Equity Fund — Class A

●
JPMorgan Small Cap Growth Fund — Class A

●
JPMorgan Small Cap Value Fund — Class A

●
JPMorgan SmartRetirement® 2020 Fund — Class A

●
JPMorgan SmartRetirement® 2025 Fund — Class A

●
JPMorgan SmartRetirement® 2030 Fund — Class A

●
JPMorgan SmartRetirement® 2035 Fund — Class A

●
JPMorgan SmartRetirement® 2040 Fund — Class A

●
JPMorgan SmartRetirement® 2045 Fund — Class A

●
JPMorgan SmartRetirement® 2050 Fund — Class A

●
JPMorgan SmartRetirement® 2055 Fund — Class A

●
JPMorgan SmartRetirement® 2060 Fund — Class A

●
JPMorgan SmartRetirement® Income Fund — Class A

●
LKCM Aquinas Catholic Equity Fund

●
Loomis Sayles Bond Fund — Class ADM

●
Lord Abbett Affiliated Fund, Inc. — Class A

●
Lord Abbett Bond-Debenture Fund, Inc. — Class A

●
Lord Abbett Calibrated Dividend Growth Fund — Class A

●
Lord Abbett Developing Growth Fund — Class A

●
Lord Abbett Fundamental Equity Fund — Class A

●
Lord Abbett International Equity Fund — Class A

●
Lord Abbett Value Opportunities Fund — Class A

●
Massachusetts Investors Trust — Class R3

●
MassMutual Premier Disciplined Growth Fund — Class R4

●
MassMutual Premier Global Fund — Class R4

●
MassMutual Premier International Equity Fund — Class R4

●
MassMutual Premier Main Street Fund — Class R4

●
MassMutual Premier Short-Duration Bond Fund — Class R4

●
MassMutual Premier Small Cap Opportunities Fund — Class R4

●
MassMutual Premier Strategic Emerging Markets Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2020 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2025 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2030 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2035 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2040 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2045 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2050 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2055 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2060 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund — Class R4

●
MassMutual Select BlackRock Global Allocation Fund — Class R4

●
MassMutual Select Blue Chip Growth Fund — Class R4

●
MassMutual Select Diversified Value Fund — Class R4

●
MassMutual Select Equity Opportunities Fund — Class R4

●
MassMutual Select Fundamental Value Fund — Class R4

3

●
MassMutual Select Growth Opportunities Fund — Class R4

●
MassMutual Select Mid Cap Growth Fund — Class R4

●
MassMutual Select Overseas Fund — Class R4

●
MassMutual Select Small Cap Growth Equity Fund — Class R4

●
MassMutual Select Small Company Value Fund — Class R4

●
MassMutual Select Strategic Bond Fund — Class R4

●
MassMutual Select Total Return Bond Fund — Class R4

●
MassMutual Select T. Rowe Price Retirement 2005 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2010 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2015 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2020 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2025 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2030 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2035 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2040 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2045 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2050 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2055 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2060 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement Balanced Fund — Class M3

●
MFS® Core Equity Fund — Class R3

●
MFS® Government Securities Fund — Class R3

●
MFS® Growth Fund — Class R3

●
MFS® International Intrinsic Value Fund — Class R3

●
MFS® New Discovery Fund — Class R3

●
MFS® Research International Fund — Class R3

●
MFS® Technology Fund — Class R3

●
MFS® Total Return Bond Fund — Class R3

●
MFS® Total Return Fund — Class R3

●
MFS® Utilities Fund — Class R3

●
MFS® Value Fund — Class R3

●
MM MSCI EAFE® International Index Fund — Class R4

●
MM Russell 2000® Small Cap Index Fund — Class R4

●
MM S&P 500® Index Fund — Class R4

●
MM S&P® Mid Cap Index Fund — Class R4

●
Neuberger Berman Sustainable Equity Fund — Class A

●
North Square Oak Ridge Small Cap Growth Fund Class-A

●
Nuveen NWQ International Value Fund — Class A

●
Nuveen Santa Barbara Dividend Growth Fund — Class A

●
Oakmark Equity and Income Fund — Service Class

●
PGIM Jennison 20/20 Focus Fund — Class A

●
PGIM Jennison Mid-Cap Growth Fund, Inc. — Class A

●
PGIM Jennison Natural Resources Fund, Inc. — Class A

●
PIMCO Emerging Markets Bond Fund — Class A

●
PIMCO Real Return Fund — Class A

●
PIMCO Total Return ESG Fund — Admin Class

●
PIMCO Total Return Fund — Class A

●
Pioneer Equity Income Fund — Class A

●
Pioneer Fundamental Growth Fund — Class A

●
Pioneer Fund — Class A

●
Pioneer Global Equity Fund — Class A

●
Pioneer High Yield Fund — Class A

●
Pioneer Mid Cap Value Fund — Class A

●
Pioneer Select Mid Cap Growth Fund — Class A

●
Pioneer Strategic Income Fund — Class A

●
Putnam Equity Income Fund — Class A

●
Putnam High Yield Fund — Class A

●
Putnam International Capital Opportunities Fund — Class A

●
Putnam Multi-Cap Core Fund — Class A

●
Putnam Small Cap Growth Fund — Class A

●
Royce Small-Cap Value Fund — Service Class

●
Royce Total Return Fund — Service Class

●
Russell LifePoints® Balanced Strategy Fund — Class R4

●
Russell LifePoints® Conservative Strategy Fund — Class R4

●
Russell LifePoints® Equity Growth Strategy Fund — Class R4

●
Russell LifePoints® Growth Strategy Fund — Class R4

●
Russell LifePoints® Moderate Strategy Fund — Class R4

●
Templeton Developing Markets Trust — Class A

●
Templeton Foreign Fund — Class A

●
Templeton Global Bond Fund — Class A

●
Templeton Growth Fund, Inc. — Class A

●
The Hartford Balanced Income Fund — Class R4

●
The Hartford Capital Appreciation Fund — Class R4

●
The Hartford Capital Appreciation Fund — Class R5

●
The Hartford Conservative Allocation Fund — Class R4

●
The Hartford Conservative Allocation Fund — Class R5

●
The Hartford Dividend and Growth Fund — Class R4

●
The Hartford Growth Allocation Fund — Class R4

●
The Hartford Growth Allocation Fund — Class R5

●
The Hartford Growth Opportunities Fund — Class R4

●
The Hartford Healthcare Fund — Class R4

●
The Hartford High Yield Fund — Class R4

●
The Hartford Inflation Plus Fund — Class R4

●
The Hartford MidCap Value Fund — Class R4

●
The Hartford Small Company Fund — Class R4

●
The Hartford Total Return Bond Fund — Class R4

●
The Hartford Total Return Bond Fund — Class R5

●
Thornburg Core Growth Fund — Class R3

●
Thornburg Core Growth Fund — Class R4

●
Thornburg International Value Fund — Class R3

●
Thornburg International Value Fund — Class R4

●
Thornburg Value Fund — Class R3

●
Thornburg Value Fund — Class R4

4

●
TIAA-CREF Bond Index Fund — Retirement Class

●
TIAA-CREF Equity Index Fund — Retirement Class

●
TIAA-CREF Large-Cap Growth Index Fund — Retirement Class

●
TIAA-CREF Large-Cap Value Index Fund — Retirement Class

●
Timothy Plan Large/Mid-Cap Value Fund — Class A

●
T. Rowe Price Equity Income Fund — Class R

●
T. Rowe Price Growth Stock Fund — Class R

●
T. Rowe Price Retirement 2010 Fund — R Class

●
T. Rowe Price Retirement 2015 Fund — R Class

●
T. Rowe Price Retirement 2020 Fund — R Class

●
T. Rowe Price Retirement 2025 Fund — R Class

●
T. Rowe Price Retirement 2030 Fund — R Class

●
T. Rowe Price Retirement 2035 Fund — R Class

●
T. Rowe Price Retirement 2040 Fund — R Class

●
T. Rowe Price Retirement 2045 Fund — R Class

●
T. Rowe Price Retirement 2050 Fund — R Class

●
T. Rowe Price Retirement 2055 Fund — R Class

●
T. Rowe Price Retirement 2060 Fund — R Class

●
T. Rowe Price Retirement Balanced Fund — R Class

●
UBS Dynamic Alpha Fund — Class A

●
UBS Global Allocation Fund — Class A

●
UBS U.S. Allocation Fund — Class A

●
Victory Diversified Stock Fund — Class A

●
Victory Munder Mid-Cap Core Growth Fund — Class A

●
Victory Special Value Fund — Class A

●
Victory Sycamore Established Value Fund — Class A

●
Victory Sycamore Small Company Opportunity Fund — Class A

●
Virtus Ceredex Large-Cap Value Equity Fund — Class A

●
Virtus Ceredex Mid-Cap Value Equity Fund — Class A

●
Virtus Ceredex Small-Cap Value Equity Fund — Class A

●
Wells Fargo Asset Allocation Fund — Class A

●
Wells Fargo Core Bond Fund — Class A

●
Wells Fargo Emerging Markets Equity Fund — Class A

●
Wells Fargo International Equity Fund — Class A

●
Wells Fargo Utility and Telecommunications Fund — Class A

* Subject to shareholder approval, effective on or about July 20, 2020, the underlying Fund will be added as a new Sub-Account investment option, if the reorganization transaction is completed.
** Effective on or about July 20, 2020, the underlying Fund will be added as a new Sub-Account investment option, subject to the closing of the reorganization.
For more information on the underlying Funds see the section entitled “The Funds.”
For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer’s program.
Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the underlying Funds.
The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission (“SEC”).
If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.
The SEC doesn’t approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.
This Prospectus and the Statement of Additional Information can also be obtained from the SEC’s website (http://www.sec.gov).
Beginning January 1, 2021, we will no longer send you paper copies of underlying mutual fund shareholder reports (“Reports”) unless you specifically request paper copies from us. The Reports will be available online. We will notify you by mail each time the Reports are posted. The notice will provide the website link(s) to access the Reports as well as instructions for requesting paper copies. If you wish to continue receiving your Reports in paper free of charge from us, please call 800-258-4511. Your election to receive the Reports in paper will apply to all underlying mutual funds available under your Contract. If you have already elected to receive the Reports electronically, you will not be affected by this change and need not take any action.
This group variable annuity contract IS NOT:
♦
A bank deposit or obligation

5

♦
Federally insured

♦
Endorsed by any bank or governmental agency

Prospectus Dated: May 1, 2020
Statement of Additional Information Dated: May 1, 2020
6

7

GLOSSARY OF SPECIAL TERMS
Accumulation Period: The period before the start of Annuity payouts.
Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.
Administrative Office: Our overnight mailing address is: 100 Bright Meadow Blvd., Enfield, CT 06082-1981. Our standard mailing address is: MassMutual U.S. Workplace Solutions, P.O. Box 1583, Hartford, Connecticut 06144-1583.
Annual Maintenance Fee: An annual charge we deduct from each Participant Account on a quarterly basis or on a full Surrender of a Participant Account. The charge is deducted proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Annuitant: The person on whose life Annuity payouts are based.
Annuitant’s Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.
Annuity: A series of payments for life or another designated period.
Annuity Commencement Date: The date we start to make Annuity payouts to you.
Annuity Period: The period during which we make Annuity payouts to you.
Annuity Unit:  A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.
Approved Plan Related Investment Account: Any Participant-directed investment account under the Plan that is identified by the Contract Owner and accepted by us for the purpose of Participant-directed transfers of amounts from the Contract for investment outside the Contract.
Beneficiary: The person or persons designated to receive Contract values in the event of the Participant’s or Annuitant’s death.
Benefit Payment: Amounts Surrendered by the Contract Owner to pay benefits to a Participant or beneficiary under the terms of the Plan. Amounts Surrendered for transfer to the funding vehicle of another investment provider or because of the termination of the Plan are not Benefit Payments.
Code: The Internal Revenue Code of 1986, as amended.
Contract Owner: The Employer or entity owning the Contract.
Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.
Contribution(s): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.
Employer: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.
Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.
General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Talcott Resolution.
Talcott Resolution, we or us: Talcott Resolution Life Insurance Company.
Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.
Participant (also, “you”): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.
8

Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.
Premium Tax:  A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.
Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.
Surrender: Any withdrawal of Contract values.
Tax Sheltered Annuity (also “Tax Deferred Annuity”): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.
Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.
Valuation Period: The time span between close of trading on the New York Stock Exchange from one Valuation Day to the next.
Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.
9

FEE TABLE
The following tables describe the fees and expenses that a Contract Owner will pay when purchasing, owning and surrendering the Contract or, if you are a Participant, when opening, holding and surrendering a Participant Account under the Contract. In addition to the fees described below, the Contract Owner may direct us to deduct additional fees for certain plan related expenses (See “Plan Related Expenses” under the section entitled “Contract Charges”).
If you are a Contract Owner, this table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. If you are a Participant, this table describes the fees and expenses that you will pay at the time that you open a Participant Account or surrender a Participant Account under the Contract. Charges for state Premium Taxes may also be deducted when you contribute to the Contract, upon Surrender or when we start to make Annuity payouts.
Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of premium payments)	None
Contingent Deferred Sales Charge (as a percentage of amounts surrendered)(1)
During First Year	5%
During Second Year	4%
During Third Year	3%
During Fourth Year	2%
During Fifth Year	1%
During Sixth Year and thereafter	0%
Loan Set-Up Fee(2)*	$50
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract or have a Participant Account under the Contract, not including fees and expenses of the underlying Funds.
Loan Administration Fee(2)(3)*	$50

(1)
The percentage of the Contingent Deferred Sales Charge depends on the number of Contract Years completed before the Surrender. We do not assess a Contingent Deferred Sales Charge on Benefit Payments, Plan Related Expenses, or transfers to an Approved Plan Related Investment Account.

(2)
This is the maximum fee we would charge. (See “May I Request a Loan from my Participant Account?”)

(3)
We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

*
This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

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Annual Maintenance Fee(4)	$30
Maximum Separate Account Annual Expenses (as a percentage of average daily Sub-Account value)(5)
Before Annuity Commencement Date:
Range of Program and Administrative Charge based on total value of Participant Accounts under a Contract(6)	Program and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date:
Program and Administrative Charge
All Participant Accounts	1.25%
We may eliminate or change the Contingent Deferred Sales Charge, Program and Administrative Charge and Annual Maintenance Fee. (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”). We may also deduct a charge for Premium Taxes at the time of Surrender.

(4)
The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract.

Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
(5)
The Program and Administrative Charge can be reduced (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”).

(6)
The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

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This table shows the minimum and maximum Total Annual Fund Operating Expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract or have a Participant Account under the Contract. More details concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Sub-Account assets, including management fees, Rule 12b-1 distribution and/or service fees, and other expenses)	0.30%	2.24%†
†
The maximum rate does not reflect the contractual fee wavier received from the fund company.

The Franklin Asset Allocation Funds, JPMorgan SmartRetirement® Funds, Hartford Asset Allocation Funds, BlackRock LifePath® Dynamic Retirement Funds, MassMutual RetireSMARTSM by JPMorgan Funds, MassMutual Select T. Rowe Price Retirement Funds, Russell LifePoints®Strategy Funds, and T. Rowe Price Retirement Funds are referred to as “funds of funds,” and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the underlying Funds and the actual expenses of the underlying Funds.
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EXAMPLE
The Examples below are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples reflect a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses at each expense level and the highest Total Annual Fund Operating Expenses (before any fee waivers and/or expense reimbursements) of the underlying Funds. The Examples do not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. The Examples do not reflect any deduction for Contract Owner directed Plan Related Expenses. If a deduction for Plan Related Expenses applied, expenses would be higher.
The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example tables, Talcott Resolution assumes a Participant Account value of  $10,000 to illustrate the charges that would be deducted. The Examples assume the Annual Maintenance Fee will always be deducted if the Contract or Participant Account is Surrendered. We change the Annual Maintenance Fee for a $10,000 Participant Account value into a percentage to more easily calculate the charges. The percentage we use is 0.30%.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that you invest in your Participant Account at the same time the Contract is issued to the Contract Owner and that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Program and Administrative Charge	If you Surrender your Contract at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not Surrender your Contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$752	$1,185	$1,623	$3,195	$263	$867	$1,493	$3,165	$293	$897	$1,523	$3,195
1.05%	$733	$1,126	$1,521	$2,995	$243	$805	$1,391	$2,965	$273	$835	$1,421	$2,995
0.85%	$713	$1,066	$1,418	$2,791	$222	$744	$1,289	$2,761	$252	$774	$1,319	$2,791
0.75%	$704	$1,036	$1,367	$2,688	$212	$713	$1,237	$2,658	$242	$743	$1,267	$2,688
0.65%	$694	$1,006	$1,315	$2,583	$202	$682	$1,185	$2,553	$232	$712	$1,215	$2,583
0.50%	$679	$961	$1,237	$2,424	$187	$636	$1,107	$2,394	$217	$666	$1,137	$2,424
0.35%	$665	$916	$1,158	$2,263	$171	$589	$1,029	$2,233	$201	$619	$1,059	$2,263
0.15%	$645	$855	$1,053	$2,045	$151	$527	$923	$2,015	$181	$557	$953	$2,045
0.00%	$631	$809	$973	$1,878	$135	$480	$843	$1,848	$165	$510	$873	$1,878
CONDENSED FINANCIAL INFORMATION

When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see “How do I know what my Participant Account is worth?”. Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.
Available Information
We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information contained in this Prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
You may also obtain reports and other information about us by contacting our administrator using the information contained in this Prospectus, by visiting its website at www.massmutual.com/govnp.
13

SUMMARY
What are the Contracts?
The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. We no longer sell the Contract. However, we continue to administer the Contract and we continue to accept Contributions to existing Contracts.
What is the Accumulation Period?
During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.
During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.
What is the Contingent Deferred Sales Charge under the Contract?
You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Contract Years that have been completed before the Surrender.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
You won’t be charged a Contingent Deferred Sales Charge on:
✓
Benefit Payments

✓
Plan Related Expenses

✓
Transfers to an Approved Plan Related Investment Account

What charges will I pay on an annual basis?
Program and Administrative Charge: For providing administrative services, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The Program and Administrative Charge can be reduced (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
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Before the Annuity Commencement Date, the rate of the Program and Administrative Charge depends on the total value of the aggregate Participant Accounts and equals:
Total Value of Participant Accounts under a Contract	Program and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After the Annuity Commencement Date, the rate of the Program and Administrative Charge for all Participant Accounts is 1.25%.
Annual Maintenance Fee: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Is there a deduction for Premium Taxes?
We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0-3.5%.
Participant Account Loans
You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer’s plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.
Loans may be subject to a one-time set-up fee of  $50. In addition, loans may also be subject to an annual loan administration fee of  $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
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What is the Annuity Period?
At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants’ Accounts to provide Fixed and/or Variable Annuities under the Contract.
What Annuity Payout Options are available?
When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:
Life Annuity where we make monthly Annuity payments for as long as the Annuitant lives.
❖
Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
Cash Refund Life Annuity where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout option 3 for a discussion of how the remaining value is determined.
Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.
❖
When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.
❖
This option does not involve life contingencies and does not provide any mortality guarantee.

❖
Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

Under any of the Annuity payout options above, except the Payments for a Designated Period option (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.
PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the Sub-Account’s inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the
16

investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for program and administrative undertakings, if applicable, and the highest annual maintenance fee.
A Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for program and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.
If applicable, a Sub-Account may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for program and administrative undertakings and the annual maintenance fee.
A money market Sub-Account may advertise yield and effective yield. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the program and administrative undertakings and the annual maintenance fee.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.
TALCOTT RESOLUTION INSURANCE COMPANY
Talcott Resolution Life Insurance Company (“Talcott Resolution”) is a stock life insurance company. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Windsor, Connecticut. We are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
THE SEPARATE ACCOUNT
We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Talcott Resolution. The Separate Account meets the definition of  “separate account” under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:
•
Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

17

•
Is not subject to the liabilities arising out of any other business Talcott Resolution may conduct. The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

•
Is not affected by the rate of return of Talcott Resolution’s General Account or by the investment performance of any of Talcott Resolution’s other separate accounts.

•
May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

•
Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Participant Account will equal the total of the Contributions made to your Participant Account.
Separate Account Eleven was established on December 1, 2000.
THE FUNDS
The Separate Account is divided into “Sub-Accounts.” Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund’s prospectus. Before investing, you should carefully read each underlying Fund’s prospectus along with this Prospectus.
We do not guarantee the investment results of any of the underlying Funds. The Funds may not be available in all states or in all Contracts.
Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.
Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.
Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
RETAIL MUTUAL FUNDS:
AB Discovery Value Fund — Class A	Long-term growth of capital.	AllianceBernstein, L.P.
AB Global Bond Fund — Class A	To generate income consistent with preservation of capital.	AllianceBernstein, L.P.
AB Global Risk Allocation Fund — Class A	Total return consistent with reasonable risks through a combination of income and long-term growth of capital.	AllianceBernstein, L.P.
AB Growth Fund — Class A	Long-term growth of capital.	AllianceBernstein, L.P.
AB High Income Fund — Class A	Seeks to maximize total returns from price appreciation and income.	AllianceBernstein, L.P.
AB International Value Fund — Class A	Long-term growth of capital.	AllianceBernstein, L.P.
AB Sustainable International Thematic Fund — Class A	Long-term growth of capital.	AllianceBernstein, L.P.
AB Value Fund — Class A	Long-term growth of capital.	AllianceBernstein, L.P.
18

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
AllianzGI Dividend Value Fund — Class A	Seeks long-term growth of capital and income.	Allianz Global Investors U.S. LLC
Formerly AllianzGI NFJ Dividend Value Fund — Class A
AllianzGI International Value Fund — Class A	Seeks long-term growth of capital and income.	Allianz Global Investors U.S. LLC Sub-advised by NFJ Investment Group LLC
Formerly AllianzGI NFJ International Value Fund — Class A
AllianzGI Small-Cap Value Fund — Class A	Seeks long-term growth of capital and income.	Allianz Global Investors U.S. LLC Sub-advised by NFJ Investment Group LLC
Formerly AllianzGI NFJ Small-Cap Value Fund — Class A
American Century Equity Growth Fund — Class A	The fund seeks long-term capital growth by investing in common stocks.	American Century Investment Management, Inc.
American Century Equity Income Fund — Class A	The fund seeks current income. Capital appreciation is a secondary objective.	American Century Investment Management, Inc.
American Century Ginnie Mae Fund — Class A	Seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates.	American Century Investment Management, Inc.
American Century Growth Fund — Class A	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
American Century Heritage Fund — Class A	Seeks long-term capital growth.	American Century Investment Management, Inc.
American Century Large Company Value Fund — Class A	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century Small Company Fund — Class A	Seeks long-term capital growth by investing primarily in common stocks of small companies.	American Century Investment Management, Inc.
American Century U.S. Government Money Market Fund — Class A†	Seeks current income while maintaining liquidity and preserving capital.	American Century Investment Management, Inc.
American Funds AMCAP Fund® — Class R3	Seeks to provide long-term growth of capital.	Capital Research and Management Company
American Funds American Balanced Fund® — Class R3	The investment objectives of the fund are: (1) conservation of capital, (2) current income and (3) long-term growth of capital and income.	Capital Research and Management Company
American Funds American Mutual Fund® — Class R3	Strives for the balanced accomplishment of three objectives: current income, growth of capital, and conservation of principal.	Capital Research and Management Company
American Funds Capital Income Builder® — Class R3	Current income. The fund’s secondary objective is to provide you with growth of capital.	Capital Research and Management Company
American Funds Capital World Growth and Income FundSM — Class R3	Seeks to provide long-term growth of capital while providing current income.	Capital Research and Management Company
American Funds EuroPacific Growth Fund® — Class R3	Seeks to achieve long-term growth of capital.	Capital Research and Management Company
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds Fundamental Investors FundSM — Class R3	Seeks to provide long-term growth of capital and income.	Capital Research and Management Company
American Funds New Perspective Fund® — Class R3	Seeks to provide long-term growth of capital. Future income is a secondary objective.	Capital Research and Management Company
American Funds New World Fund® — Class R3	Long-term capital appreciation.	Capital Research and Management Company
American Funds The Bond Fund of America® — Class R3	Seeks to provide as high a level of current income as is consistent with the preservation of capital.	Capital Research and Management Company
American Funds The Growth Fund of America® — Class R3	Seeks to provide growth of capital.	Capital Research and Management Company
American Funds The Income Fund of America® — Class R3	Seeks to provide current income while secondarily striving for capital growth.	Capital Research and Management Company
American Funds The Investment Company of America® — Class R3	Seeks to provide long-term growth of capital and income.	Capital Research and Management Company
American Funds The New Economy Fund® — Class R3	Seeks to provide long-term growth of capital. Current income is a secondary consideration.	Capital Research and Management Company
American Funds Washington Mutual Investors FundSM — Class R3	Seeks to produce income and provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Management Company
AMG Managers Cadence Mid Cap Fund — Investor Class	Seeks capital appreciation by investing in U.S. companies with medium-market capitalizations that have improving fundamentals and reasonable valuations.	AMG Funds LLC Sub-advised by Cadence Capital Management LLC
Ave Maria Growth Fund	Long-term capital appreciation.	Schwartz Investment Counsel, Inc.
Ave Maria Rising Dividend Fund	Long-term capital appreciation.	Schwartz Investment Counsel, Inc.
Ave Maria Value Fund	Long-term capital appreciation.	Schwartz Investment Counsel, Inc.
BlackRock Advantage Large Cap Core Fund — Investor A Shares	To seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.	BlackRock Advisors, LLC
BlackRock Advantage Large Cap Growth Fund — Investor A Shares	Seeks to achieve long-term total return.	BlackRock Advisors, LLC
BlackRock Advantage Small Cap Growth Fund — Investor A Shares	Seeks long-term capital growth.	BlackRock Advisors, LLC
BlackRock Capital Appreciation Fund, Inc. — Investor A Shares	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend Fund — Investor A Shares	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation Fund, Inc. — Investor A Shares	Seeks to provide high total investment return.	BlackRock Advisors, LLC
20

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
BlackRock LifePath® Dynamic 2025 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2030 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2035 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2040 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2045 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2055 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic Retirement Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock Mid Cap Dividend Fund — Investor A Shares	To seek capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Mid-Cap Growth Equity Portfolio — Investor A Shares	Long-term capital appreciation.	BlackRock Advisors, LLC
BMO Mid-Cap Value Fund — Class A	Seeks to provide capital appreciation.	BMO Asset Management Corp.
21

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
BNY Mellon Bond Market Index Fund — Class INV	Seeks to match the total return of the Barclays Capital U.S. Aggregate Index.	BNY Mellon Investment Advisers, Inc.
Formerly Dreyfus Bond Market Index Fund — Class INV
BNY Mellon Midcap Index Fund, Inc.	Seeks to match the performance of the Standard & Poor’s® MidCap 400 Index.	BNY Mellon Investment Advisers, Inc.
Formerly Dreyfus Midcap Index Fund, Inc.
Closed to Contracts issued on or about 6/1/2014.
BNY Mellon Smallcap Stock Index Fund — Class INV	Seeks to match the performance of the Standard & Poor’s® SmallCap 600 Index.	BNY Mellon Investment Advisers, Inc.
Formerly Dreyfus Smallcap Stock Index Fund — Class INV
BNY Mellon S&P 500 Index Fund	Seeks to match the performance of the Standard & Poor’s® 500 Composite Stock Price Index.	BNY Mellon Investment Advisers, Inc.
Formerly Dreyfus S&P 500 Index Fund
Calamos Global Equity Fund — Class A	Long-term capital growth.	Calamos Advisors LLC
Calamos International Growth Fund — Class A	Long-term capital growth.	Calamos Advisors LLC
Calvert Bond Fund — Class A	Seeks to provide as high a level of current income as is consistent with preservation of capital through investment in bonds and other debt securities.	Calvert Research and Management
Calvert Equity Fund — Class A	Seeks growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.	Calvert Research and Management Sub-advised by Atlanta Capital Management Company, LLC.
Calvert Income Fund — Class A	Seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities.	Calvert Research and Management
ClearBridge Aggressive Growth Fund — Class FI	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
ClearBridge Appreciation Fund — Class A	Seeks to provide long-term appreciation of shareholder’s capital.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
ClearBridge International Small Cap Fund — Class A	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
ClearBridge Mid Cap Fund — Class A	Seeks long-term capital growth.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
22

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
ClearBridge Small Cap Growth Fund — Class FI	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
ClearBridge Value Trust — Class FI	Seeks long-term capital growth.	ClearBridge Investments, LLC
Columbia Acorn® Fund — Class A	Seeks long-term capital appreciation.	Columbia Wagner Asset Management, LLC
Columbia Acorn International Select Fund — Class A	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Contrarian Core Fund — Class A	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Large Cap Growth Fund — Class A	Seeks long-term asset growth.	Columbia Management Investment Advisers, LLC
Columbia Large Cap Growth Opportunity Fund — Class A	Seeks long-term asset growth.	Columbia Management Investment Advisers, LLC
Formerly Columbia Large Cap Growth Fund — Class A
Columbia Large Cap Value Fund — Class ADV	Seeks capital growth and high current income.	Columbia Management Investment Advisers, LLC
Closed to Contracts issued on or about 12/31/2010.
Columbia Select International Equity Fund — Class A	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC Sub-advised by Threadneedle International Limited
Columbia Select Mid Cap Value Fund — Class A	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Select Mid Cap Value Fund — Class ADV	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Select Small Cap Value Fund — Class ADV	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Seligman Communications and Information Fund — Class A	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Seligman Global Technology Fund — Class A	Seeks long-term capital appreciation with a concentrated and conviction-weighted global technology strategy.	Columbia Management Investment Advisers, LLC
Columbia Small Cap Value Fund I — Class A	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Small/Mid Cap Value Fund — Class ADV	Seeks capital growth over the long-term.	Columbia Management Investment Advisers, LLC
Closed to Contracts issued on or about 12/31/2010.
Davis Financial Fund — Class A	Long-term growth of capital.	Davis Selected Advisers, L.P. Sub-advised by Davis Selected Advisers — NY, Inc.
Davis New York Venture Fund — Class A	Long-term growth of capital.	Davis Selected Advisers, L.P. Sub-advised by Davis Selected Advisers — NY, Inc.
Delaware Diversified Income Fund — Class A	Seeks maximum long-term total return, consistent with reasonable risk.	Delaware Management Company
Delaware Extended Duration Bond Fund — Class A	Seeks to provide investors with total return.	Delaware Management Company
23

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Domini Impact Equity Fund® — Investor Class	Seeks to provide its shareholders with long-term total return.	Domini Impact Investments, LLC Sub-advised by SSGA Funds Management, Inc.
DWS Capital Growth Fund — Class A	Seeks long-term growth of capital.	DWS Investment Management Americas, Inc.
DWS CROCI® Equity Dividend Fund — Class A	Seeks to achieve high rate of total return.	DWS Investment Management Americas, Inc.
DWS Emerging Markets Fixed Income Fund — Class A	Seeks high current income and, secondarily, long-term capital appreciation.	DWS Investment Management Americas, Inc. Sub-advised by DWS International GmbH
DWS International Growth Fund — Class A	Long-term growth of capital.	DWS Investment Management Americas, Inc.
Eaton Vance-Atlanta Capital SMID-Cap Fund — Class A	Seeks long-term capital growth.	Boston Management and Research Sub-advised by Atlanta Capital Management Company, LLC
Eaton Vance Balanced Fund — Class A	To provide current income and long-term growth of capital.	Boston Management and Research
Eaton Vance Income Fund of Boston — Class A	To provide a high level of current income.	Boston Management and Research
Eaton Vance Large-Cap Value Fund — Class A	Seeks total return.	Boston Management and Research
Eaton Vance Worldwide Health Sciences Fund — Class A	To seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies.	Eaton Vance Management Sub-advised by Eaton Vance Advisers International Ltd.
Federated Clover Small Value Fund — Class A	Seeks capital appreciation.	Federated Equity Management Company of Pennsylvania
Federated Equity Income Fund, Inc. — Class A	Seeks to provide above average income and capital appreciation.	Federated Equity Management Company of Pennsylvania
Federated Kaufmann Fund — Class R	To provide capital appreciation.	Federated Equity Management Company of Pennsylvania Sub-advised by Federated Global Investment Management Corp
Federated MDT Mid Cap Growth Fund — Class A	Appreciation of capital.	Federated MDTA LLC
Fidelity Advisor® Leveraged Company Stock Fund — Class M	Seeks capital appreciation.	FMR Co., LLC
Fidelity Advisor® Real Estate Fund — Class M	Seeks above-average income and long-term capital growth.	Fidelity SelectCo , LLC Sub-advised by FMRC
Fidelity Advisor® Stock Selector All Cap Fund — Class M	The fund seeks capital growth.	FMR Co., LLC
Franklin Conservative Allocation Fund — Class A	The highest level of long-term total return that is consistent with an acceptable level of risk.	Franklin Advisers, Inc.
Franklin Growth Allocation Fund — Class A	The highest level of long-term total return that is consistent with an acceptable level of risk.	Franklin Advisers, Inc.
Franklin Growth Fund — Class A	Capital appreciation.	Franklin Advisers, Inc.
Franklin Income Fund — Class A1	To maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
24

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Franklin Moderate Allocation Fund — Class A	The highest level of long-term total return that is consistent with an acceptable level of risk.	Franklin Advisers, Inc.
Franklin Mutual Beacon Fund — Class A	Capital appreciation, which may occasionally be short term. The secondary goal is income.	Franklin Mutual Advisers, LLC
Franklin Mutual Global Discovery Fund — Class A	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual International Fund — Class A	Capital appreciation, which may occasionally be short term. Its secondary goal is income.	Franklin Mutual Advisers, LLC
Closed to new and subsequent Contributions and transfers of Participant Account values.
Franklin Mutual Shares Fund — Class A	Capital appreciation, which may occasionally be short term. The secondary goal is income.	Franklin Mutual Advisers, LLC
Franklin Small Cap Value Fund — Class A	Seek long-term total return.	Franklin Advisory Services, LLC
Franklin Strategic Income Fund — Class A	To earn a high level of current income. A secondary goal is capital appreciation over the long-term.	Franklin Advisers, Inc.
Franklin Total Return Fund — Class A	High current income, consistent with preservation of capital. As a secondary goal, capital appreciation over the long term.	Franklin Advisers, Inc. Sub-advised by Franklin Templeton Institutional, LLC
Goldman Sachs Absolute Return Tracker — Class A	Seeks to deliver long-term total return.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Government Income Fund — Class A	Seeks a high level of current income, consistent with safety of principal.	Goldman Sachs Asset Management, L.P.
Goldman Sachs High Yield Fund — Class A	Seeks a high level of current income and may also consider the potential for capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Large Cap Value Fund — Class A	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Mid Cap Value Fund — Class A	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Satellite Strategies — Class A	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Small Cap Value Fund — Class A	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Small/Mid Cap Growth Fund — Class A	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Hartford AARP Balanced Retirement Fund — Class R4	Seeks long-term total return while seeking to mitigate downside risk.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Global Impact Fund — Class R4	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
25

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Moderate Allocation Fund — Class R4	Seeks long-term capital appreciation and income.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Moderate Allocation Fund — Class R5	Seeks long-term capital appreciation and income.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 5/1/2009.
Invesco American Franchise Fund — Class A	Seeks long-term capital appreciation.	Invesco Advisers, Inc.
Invesco American Value Fund — Class A	Seeks to provide a high total return through growth of capital and current income.	Invesco Advisers, Inc.
Invesco Balanced-Risk Commodity Strategy Fund — Class A	Provide total return.	Invesco Advisers, Inc.
Invesco Comstock Fund — Class A	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.
Invesco Dividend Income Fund — Class A	Seeks current income and long-term growth of capital.	Invesco Advisers, Inc.
Invesco Equity and Income Fund — Class A	Seeks current income and secondly capital appreciation.	Invesco Advisers, Inc.
Invesco European Growth Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
Invesco Growth and Income Fund — Class A	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.
Invesco International Growth Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
Invesco Mid Cap Growth Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
Invesco Multi-Asset Income Fund — Class A	Seeks to provide current income.	Invesco Advisers, Inc.
Invesco Oppenheimer Capital Income Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Invesco Oppenheimer Discovery Mid Cap Growth Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Equity Income Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Invesco Oppenheimer Global Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Global Opportunities Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Global Strategic Income Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Invesco Oppenheimer Gold & Special Minerals Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
26

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Invesco Oppenheimer Intermediate Income Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Invesco Oppenheimer International Bond Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Invesco Oppenheimer International Diversified Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer International Growth Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Main Street All Cap Fund® — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Main Street Fund® — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Main Street Mid Cap Select Fund® — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Mid Cap Value Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Real Estate Fund — Class A	Seeks total return.	Invesco Advisers, Inc. Sub-Subadvised by Barings LLC
Invesco Oppenheimer Rising Dividends Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Invesco Real Estate Fund — Class A	Seeks total return through capital growth and current income.	Invesco Advisers, Inc.
Invesco Small Cap Discovery Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Small Cap Equity Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
Invesco Small Cap Growth Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
Invesco Small Cap Value Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
Invesco Value Opportunities Fund — Class A	Total return through growth of capital and current income.	Invesco Advisers, Inc.
Ivy Asset Strategy Fund — Class Y	To seek to provide total return.	Ivy Investment Management Company
Ivy Large Cap Growth Fund — Class Y	To seek to provide growth of capital.	Ivy Investment Management Company
Ivy Natural Resources Fund — Class Y	Seeks capital growth and appreciation.	Ivy Investment Management Company
Ivy Science & Technology Fund — Class Y	To seek to provide growth of capital.	Ivy Investment Management Company
Ivy Small Cap Growth Fund — Class Y	Seek to provide growth of capital.	Ivy Investment Management Company
Janus Henderson Balanced Fund — Class S	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC
27

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Janus Henderson Enterprise Fund — Class S	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Forty Fund — Class S	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Mid Cap Value Fund — Class S	Seeks capital appreciation.	Janus Capital Management LLC Sub-advised by Perkins Investment Management LLC
Janus Henderson Overseas Fund — Class S	Seeks long-term growth of capital.	Janus Capital Management LLC
JPMorgan Core Bond Fund — Class A	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan Large Cap Growth Fund — Class A	Seeks long-term capital appreciation.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan Small Cap Equity Fund — Class A	Seeks capital growth over the long term.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan Small Cap Growth Fund — Class A	Seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan Small Cap Value Fund — Class A	Seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization companies.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2020 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2025 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
28

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
JPMorgan SmartRetirement® 2030 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2035 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2040 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2045 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2050 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2055 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2060 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® Income Fund — Class A	Seeks current income and some capital appreciation.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
29

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
LKCM Acquinas Catholic Equity Fund	Capital appreciation.	Luther King Capital Management Corporation
Loomis Sayles Bond Fund — Class ADM	High total investment return through a combination of current income and capital appreciation.	Loomis, Sayles & Company, L.P.
Lord Abbett Affiliated Fund, Inc. — Class A	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Bond-Debenture Fund, Inc. — Class A	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Calibrated Dividend Growth Fund — Class A	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Developing Growth Fund — Class A	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Fundamental Equity Fund — Class A	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett International Equity Fund — Class A	Seeks long-term capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Value Opportunities Fund — Class A	Seeks long-term capital appreciation.	Lord, Abbett & Co. LLC
Massachusetts Investors Trust — Class R3	Seeks capital appreciation.	MFS Financial Services Company
MassMutual Premier Disciplined Growth Fund — Class R4	Seeks to create a diversified portfolio of equity securities in order to outperform the total return performance of its benchmark, the Russell 1000®Growth Index.(1)	MML Investment Advisers, LLC Sub-advised by Barings LLC
MassMutual Premier Global Fund — Class R4	Seeks long-term capital appreciation.	MML Investment Advisers, LLC Sub-advised by Invesco Advisers, Inc.
MassMutual Premier International Equity Fund — Class R4	Seeks to achieve long-term capital appreciation by investing primarily in common stock of foreign companies.	MML Investment Advisers, LLC Sub-advised by lnvesco Advisers, Inc.
MassMutual Premier Main Street Fund — Class R4	Seeks a high total return.	MML Investment Advisers, LLC Sub-advised by lnvesco Advisers, Inc.
MassMutual Premier Short-Duration Bond Fund — Class R4	Seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.	MML Investment Advisers, LLC Sub-advised by Barings LLC
MassMutual Premier Small Cap Opportunities Fund — Class R4	Seeks capital appreciation.	MML Investment Advisers, LLC Sub-advised by lnvesco Advisers, Inc.
MassMutual Premier Strategic Emerging Markets Fund — Class R4	Seeks long-term capital growth.	MML Investment Advisers, LLC Sub-advised by lnvesco Advisers, Inc.
30

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
MassMutual RetireSMARTSM by JPMorgan 2020 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by JPMorgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2025 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by JPMorgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2030 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by JPMorgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2035 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by JPMorgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2040 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by JPMorgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2045 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by JPMorgan Investment Management Inc.
31

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
MassMutual RetireSMARTSM by JPMorgan 2050 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by JPMorgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2055 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by JPMorgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2060 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by JPMorgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund — Class R4	Seeks current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by JPMorgan Investment Management Inc.
MassMutual Select BlackRock Global Allocation Fund — Class R4	Seeks long-term total return.	MML Investment Advisers, LLC Sub-advised by BlackRock Investment Management, LLC
Effective 3/6/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts.
MassMutual Select Blue Chip Growth Fund — Class R4	Seeks growth of capital over the long term.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc./Loomis, Sayles & Company, L.P.
MassMutual Select Diversified Value Fund — Class R4	Seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.	MML Investment Advisers, LLC Sub-advised by Brandywine Global Investment Management, LLC
MassMutual Select Equity Opportunities Fund — Class R4	Seeks growth of capital over the long-term.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc./Wellington Management Company LLP
MassMutual Select Fundamental Value Fund — Class R4	Seeks long-term total return.	MML Investment Advisers, LLC Sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC/Boston Partners Global Investors, Inc.
MassMutual Select Growth Opportunities Fund — Class R4	Seeks long-term capital appreciation.	MML Investment Advisers, LLC Sub-advised by Sands Capital Management, LLC/Jackson Square Partners, LLC
32

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
MassMutual Select Mid Cap Growth Fund — Class R4	Seeks growth of capital over the long-term.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc./Frontier Capital Management Company, LLC
MassMutual Select Overseas Fund — Class R4	Seeks growth of capital over the long-term by investing in foreign equity securities.	MML Investment Advisers, LLC Sub-advised by Massachusetts Financial Services Company/Harris Associates L.P.
MassMutual Select Small Cap Growth Equity Fund — Class R4	Seeks long-term capital appreciation.	MML Investment Advisers, LLC Sub-advised by Wellington Management Company LLP/Invesco Advisers, Inc.
MassMutual Select Small Company Value Fund — Class R4	Seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies.	MML Investment Advisers, LLC Sub-advised by AllianceBernstein, L.P./ American Century Investment Management, Inc.
MassMutual Select Strategic Bond Fund — Class R4	Seeks a superior total rate of return by investing in fixed income instruments.	MML Investment Advisers, LLC Sub-advised by Western Asset Management Company/Western Asset Management Company Limited
MassMutual Select Total Return Bond Fund — Class R4	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	MML Investment Advisers, LLC Sub-advised by Metropolitan West Asset Management, LLC
MassMutual Select T. Rowe Price Retirement 2005 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2010 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2015 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2020 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2025 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2030 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2035 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2040 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2045 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2050 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
MassMutual Select T. Rowe Price Retirement 2055 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2060 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement Balanced Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MFS® Core Equity Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
Closed to Contracts issued on or about 5/1/2009.
MFS® Government Securities Fund — Class R3	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS Financial Services Company
MFS® Growth Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
MFS® International Intrinisic Value Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
MFS® New Discovery Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
MFS® Research International Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
MFS® Technology Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
MFS® Total Return Bond Fund — Class R3	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS Financial Services Company
MFS® Total Return Fund — Class R3	Seeks total return.	MFS Financial Services Company
MFS® Utilities Fund — Class R3	Seeks total return.	MFS Financial Services Company
MFS® Value Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
MM MSCI EAFE® International Index Fund — Class R4	Seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the MSCI EAFE® Index.(2)	MML Investment Advisers, LLC Sub-advised by Northern Trust Investments, Inc.
MM Russell 2000® Small Cap Index Fund — Class R4	Seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the Russell 2000® Index.(3)	MML Investment Advisers, LLC Sub-advised by Northern Trust Investments, Inc.
MM S&P 500® Index(4) Fund — Class R4
Seeks to approximate as closely as practicable (before fees and expenses) the capitalization-
weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies.
MML Investment Advisers, LLC Sub-advised by Northern Trust Investments, Inc.
34

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
MM S&P® Mid Cap Index Fund — Class R4	Seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the Standard & Poor’s MidCap 400®Index(5) (S&P MidCap 400 Index).	MML Investment Advisers, LLC Sub-advised by Northern Trust Investments, Inc.
Neuberger Berman Sustainable Equity Fund — Class A	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social, and governance (ESG) criteria.	Neuberger Berman Investment Advisors LLC
North Square Oak Ridge Small Cap Growth Fund — Class A	Seeks to provide capital appreciation.	North Square Investments Sub-advised by Oak Ridge Investments, LLC
Formerly Oak Ridge Small Cap Growth Fund — Class A
Nuveen NWQ International Value Fund — Class A	Long-term capital appreciation.	Nuveen Fund Advisors, LLC Sub-advised by NWQ Investment Management Company, LLC
Nuveen Santa Barbara Dividend Growth Fund — Class A	To seek an attractive total return comprised of income from dividends and long-term capital appreciation.	Nuveen Fund Advisors, LLC Sub-advised by Santa Barbara Asset Management, LLC
Oakmark Equity and Income Fund — Service Class	Seeks income, preservation and growth of capital.	Harris Associates L.P.
PGIM Jennison 20/20 Focus Fund — Class A	Long-term growth of capital.	PGIM Investments LLC Sub-advised by Jennison Associates LLC
PGIM Jennison Mid-Cap Growth Fund, Inc. — Class A	Long-term capital appreciation.	PGIM Investments LLC Sub-advised by Jennison Associates LLC
PGIM Jennison Natural Resources Fund, Inc. — Class A	Long-term growth of capital.	PGIM Investments LLC Sub-advised by Jennison Associates LLC
PIMCO Emerging Markets Bond Fund — Class A	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Real Return Fund — Class A	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Total Return ESG Fund — Admin Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Total Return Fund — Class A	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Equity Income Fund — Class A	Current income and long-term growth of capital consisting primarily of income producing equity securities of U.S. corporations.	Amundi Pioneer Investment Management, Inc.
35

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Pioneer Fundamental Growth Fund — Class A	Long-term capital growth.	Amundi Pioneer Investment Management, Inc.
Pioneer Fund — Class A	Reasonable income and capital growth.	Amundi Pioneer Investment Management, Inc.
Pioneer Global Equity Fund — Class A	Long-term capital growth.	Amundi Pioneer Investment Management, Inc.
Pioneer High Yield Fund — Class A	Maximize total return through a combination of income and capital appreciation.	Amundi Pioneer Investment Management, Inc.
Pioneer Mid Cap Value Fund — Class A	Seeks capital appreciation.	Amundi Pioneer Investment Management, Inc.
Pioneer Select Mid Cap Growth Fund — Class A	Long-term capital growth.	Amundi Pioneer Investment Management, Inc.
Closed to Contracts issued on or about 9/1/2009.
Pioneer Strategic Income Fund — Class A	A high level of current income.	Amundi Pioneer Investment Management, Inc.
Putnam Equity Income Fund — Class A	Capital growth and current income.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Putnam High Yield Fund — Class A	High current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Putnam International Capital Opportunities Fund — Class A	Long-term capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Putnam Multi-Cap Core Fund — Class A	Seeks capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Putnam Small Cap Growth Fund — Class A	Capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Royce Small-Cap Value Fund — Service Class	Long-term growth of capital.	Royce & Associates, LLC
Royce Total Return Fund — Service Class	Long-term growth of capital and current income.	Royce & Associates, LLC
Russell LifePoints® Balanced Strategy Fund — Class R4	Seeks to provide above average long term capital appreciation and a moderate level of current income.	Russell Investment Management, LLC
Russell LifePoints® Conservative Strategy Fund — Class R4	Seeks to provide current income and capital preservation, and as a secondary objective, long term capital appreciation.	Russell Investment Management, LLC
Russell LifePoints® Equity Growth Strategy Fund — Class R4	Seeks to provide high long term capital appreciation.	Russell Investment Management, LLC
Russell LifePoints® Growth Strategy Fund — Class R4	Seeks to provide high long term capital appreciation, and as a secondary objective, current income.	Russell Investment Management, LLC
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Russell LifePoints® Moderate Strategy Fund — Class R4	Seeks to provide current income and moderate long term capital appreciation.	Russell Investment Management, LLC
Templeton Developing Markets Trust — Class A	Long-term capital appreciation.	Templeton Asset Management Ltd.
Templeton Foreign Fund — Class A	Long-term capital growth.	Templeton Global Advisors Limited
Templeton Global Bond Fund — Class A	Current income with capital appreciation and growth of income.	Franklin Advisers, Inc.
Templeton Growth Fund, Inc. — Class A	Long-term capital growth.	Templeton Global Advisors Limited
The Hartford Balanced Income Fund — Class R4	Seeks to provide current income with growth of capital as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Capital Appreciation Fund — Class R4	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Capital Appreciation Fund — Class R5	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 5/1/2009.
The Hartford Conservative Allocation Fund — Class R4	Seeks current income and long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Conservative Allocation Fund — Class R5	Seeks current income and long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 5/1/2009.
The Hartford Dividend and Growth Fund — Class R4	Seeks a high level of current income consistent with growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 6/11/2010.
The Hartford Growth Allocation Fund — Class R4	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Growth Allocation Fund — Class R5	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC
Closed to Contracts issued on or about 5/1/2009.
37

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
The Hartford Growth Opportunities Fund — Class R4	Seeks capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 6/11/2010.
The Hartford Healthcare Fund — Class R4	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 6/11/2010.
The Hartford High Yield Fund — Class R4	Seeks to provide high current income, and long-term total return.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Inflation Plus Fund — Class R4	Seeks a total return that exceeds the rate of inflation over an economic cycle.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford MidCap Value Fund — Class R4	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Small Company Fund — Class R4	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 6/11/2010.
The Hartford Total Return Bond Fund — Class R4	Seeks a competitive total return, with income as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 6/11/2010.
The Hartford Total Return Bond Fund — Class R5	Seeks a competitive total return, with income as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 5/3/2010.
Thornburg Core Growth Fund — Class R3	Long-term growth of capital.	Thornburg Investment Management, Inc.
Closed to Contracts issued on or about 5/1/2009.
Thornburg Core Growth Fund — Class R4	Long-term growth of capital.	Thornburg Investment Management, Inc.
Thornburg International Value Fund — Class R3	Seeks long-term capital appreciation & secondary non-fundamental goal is to seek some current income.	Thornburg Investment Management, Inc.
Closed to Contracts issued on or about 5/1/2009.
38

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Thornburg International Value Fund — Class R4	Seeks long-term capital appreciation & secondary non-fundamental goal is to seek some current income.	Thornburg Investment Management, Inc.
Thornburg Value Fund — Class R3	Seeks long-term capital appreciation & secondary non-fundamental goal is to seek some current income.	Thornburg Investment Management, Inc.
Closed to Contracts issued on or about 5/1/2009.
Thornburg Value Fund — Class R4	Seeks long-term capital appreciation & secondary non-fundamental goal is to seek some current income.	Thornburg Investment Management, Inc.
TIAA-CREF Bond Index Fund — Retirement Class	Seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities.	Teachers Advisors, Inc.
TIAA-CREF Equity Index Fund — Retirement Class	Seeks a favorable long-term total return, mainly through capital appreciation.	Teachers Advisors, Inc.
TIAA-CREF Large-Cap Growth Index Fund — Retirement Class	Seeks a favorable long-term total return, mainly through capital appreciation.	Teachers Advisors, Inc.
TIAA-CREF Large-Cap Value Index Fund — Retirement Class	Seeks a favorable long-term total return, mainly through capital appreciation.	Teachers Advisors, Inc.
Timothy Plan Large/Mid-Cap Value Fund — Class A	Long-term growth of capital, with secondary objective of current income.	Timothy Partners, Ltd Sub-advised by Westwood Management Corp
T. Rowe Price Equity Income Fund — Class R	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Growth Stock Fund — Class R	Seeks long-term capital growth through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2010 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2015 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2020 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2025 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2030 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2035 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2040 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
39

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
T. Rowe Price Retirement 2045 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2050 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2055 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2060 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement Balanced Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
UBS Dynamic Alpha Fund — Class A	Seeks to maximize total return, consisting of capital appreciation and current income.	UBS Global Asset Management (Americas) Inc.
UBS Global Allocation Fund — Class A	Seeks to maximize total return, consisting of capital appreciation and current income.	UBS Global Asset Management (Americas) Inc.
UBS U.S. Allocation Fund — Class A	Seeks to maximize total return, consisting of long-term capital appreciation and current income.	UBS Global Asset Management (Americas) Inc.
Victory Diversified Stock Fund — Class A	Provide long-term growth of capital.	Victory Capital Management Inc.
Victory Munder Mid-Cap Core Growth Fund — Class A	Provide long-term capital appreciation.	Victory Capital Management Inc.
Victory Special Value Fund — Class A	Long-term growth of capital and dividend income.	Victory Capital Management Inc.
Victory Sycamore Established Value Fund — Class A	Seeks long term capital growth by investing primarily in common stocks.	Victory Capital Management Inc.
Victory Sycamore Small Company Opportunity Fund — Class A	Provide capital appreciation.	Victory Capital Management Inc.
Virtus Ceredex Large- Cap Value Equity Fund — Class A	Seeks to provide a high level of capital appreciation. As a secondary goal, the Fund also seeks to provide current income.	Virtus Fund Advisers, LLC Sub-advised by Ceredex Value Advisors LLC
Virtus Ceredex Mid-Cap Value Equity Fund — Class A	Seeks to provide capital appreciation. As a secondary goal, the Fund also seeks to provide current income.	Virtus Fund Advisers, LLC Sub-advised by Ceredex Value Advisors LLC
Virtus Ceredex Small- Cap Value Equity Fund — Class A	Seeks to provide capital appreciation. As a secondary goal, the Fund also seeks to provide current income.	Virtus Fund Advisers, LLC Sub-advised by Ceredex Value Advisors LLC
Wells Fargo Asset Allocation Fund — Class A	Seeks long-term total return, consisting of capital appreciation and current income.	Wells Fargo Funds Management, LLC Sub-advised by Grantham, Mayo, Van Otterloo & Co. (GMO)
Wells Fargo Core Bond Fund — Class A	Seeks total return, consisting of income and capital appreciation.	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management, Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Wells Fargo Emerging Markets Equity Fund — Class A	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management, Inc.
Wells Fargo International Equity Fund — Class A	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management, Inc.
Wells Fargo Utility and Telecommunications Fund — Class A	Seeks total return, consisting of income and capital appreciation.	Wells Fargo Funds Management, LLC Sub-advised by Crow Point Partners, LLC
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
Alger Institutional Funds
Alger Capital Appreciation Institutional Fund — Class I	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
Alger Mid Cap Growth Institutional Fund — Class I	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
Alger Small Cap Growth Institutional Fund — Class I	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund — Class III Shares	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index.	BlackRock Advisors, LLC
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund — Class IB	Seeks capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Small Cap Growth HLS Fund — Class IB	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund — Class IB	Seeks long-term total return.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Dividend and Growth HLS Fund — Class IB	Seeks a high level of current income consistent with growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
41

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Healthcare HLS Fund — Class IB	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Small Company HLS Fund — Class IB	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Total Return Bond HLS Fund — Class IB	Seeks a competitive total return, with income as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Ultrashort Bond HLS Fund — Class IB	Seeks total return and income consistent with preserving capital and maintaining liquidity.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Value HLS Fund — Class IB	Seeks long-term total return.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Notes
†
In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Participant Account value to a money market Sub-Account or participate in an Asset Allocation Program where Participant Account value is allocated to a money market Sub-Account, that portion of the value of your Participant Account value may decrease in value.

(1)
The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 1000® Growth Index and Russell® are trademarks of the Frank Russell Company.

(2)
The Fund is not sponsored, endorsed, sold, or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers, or any other third party involved in, or related to, compiling, computing, or creating any MSCI Index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by MML Investment Advisers, LLC ("MML Advisers"). None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or owners of the Fund or any other person or entity regarding the advisability of investing in funds generally or in the Fund particularly or the ability of any MSCI index to track corresponding stock market performance.

(3)
The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or

42

completeness, or otherwise. The Russell 2000® Index and Russell® are trademarks of the Frank Russell Company.
(4)
The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s® S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(5)
The S&P MidCap 400 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P MidCap 400® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC(“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P MidCap 400 Index.

Mixed and Shared Funding: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as “mixed and shared funding.” As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds’ prospectus.
Voting Rights: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund’s shareholder meetings. To the extent required by federal securities laws or regulations, we will:
•
Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted;

•
Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

•
Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

•
Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

•
Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.
During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.
Changes to the Funds and Separate Account: Where permitted by applicable law, we may add new Funds to the Separate Account as new Sub-Accounts, make Sub-Accounts (including new Sub-Accounts) available to such classes of Contracts as we may determine, cease to offer any Sub-Account (including closing a Sub-Account to new Contributions and transfers of Contract value), substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account as necessary to respond to changes in applicable law, or any Fund-initiated changes, events or activity, including, but not limited to, Fund mergers, Fund liquidations, Fund closures or other Fund-initiated activity, combine separate accounts, including the Separate Account, and deregister the Separate Account under the Investment Company Act of 1940, if such registration is no longer required.
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We will send Contract Owners any required notice of an applicable change to the Separate Account or a Fund’s availability.
Fees and Payments Received by Talcott Resolution from the Fund Families: On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Talcott Resolution receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments are sometimes called “revenue sharing” payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. We receive these fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.80% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutual expects to make a profit on the amount of the fees and payments that exceed MassMutual’s own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects.
For Example:
As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of  $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative service fee at a rate of 0.25% of assets annually, Talcott Resolution would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of  $750 for that year due to the Plan’s investment in the Fund.
If the Plan maintained an average balance of  $100,000 in an investment option investing in a different fund during the year where that Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative services fee at a rate of  $12 per Plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Talcott Resolution would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of  $490 for that year due to the Plan’s investment in the Fund.
You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Talcott Resolution has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Talcott Resolution would decrease.
Some of the Sub-Accounts available in the Contract invest in funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Talcott Resolution and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.
For information on which underlying Funds pay Talcott Resolution such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.
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Endorsement/Sponsorship Fees Paid By Talcott Resolution: MassMutual, as administrator for the Talcott Resolution Contracts, has entered into endorsement/sponsorship arrangements with the National Association of Police Organizations (NAPO), Government Finance Officers Association (GFOA), Fraternal Order of Police (FOP), and National Association of Government Defined Contribution Administrators (NAGDCA). Under the arrangements, MassMutual pays endorsement/sponsorship fees to NAPO, GFOA, FOP, and NAGDCA, which allows MassMutual to advertise its retirement products and services to their member organizations and individuals.
For additional information on the amount of fees and payments made by MassMutual, as administrator for the Talcott Resolution Contracts, please call 1-800-528-9009. Written information will be provided upon request.
GENERAL ACCOUNT OPTION
Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.
The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.
Declared Rate of Interest: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.
Guaranteed Rate of Interest: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.
Distributions and Transfers: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.
The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.
Guaranteed Separate Account: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.
CONTRACT CHARGES
Contingent Deferred Sales Charge: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:
•
the cost of preparing sales literature,

•
commissions and other compensation paid to broker dealers and their registered representatives, and

•
other promotional and distribution related activities.

If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused Program and Administrative Charges.
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We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Contract Year.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.
➢
Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).
If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.
➢
Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of  $1,052.63 made up of  $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of  $1,000 is paid to you.
The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:
•
Benefit Payments — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay benefits to a Participant or a beneficiary under the terms of your Plan. We call these amounts “Benefit Payments”. Amounts Surrendered for transfer to the funding vehicle of another investment provider or Surrendered because of the termination of your Plan are not Benefit Payments. Upon our request, the Contract Owner must provide documentation acceptable to us that a Surrender is a Benefit Payment.

•
Plan Related Expenses — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay certain administrative expenses or other Plan Related Expenses including, fees to consultants, auditors, third party administrators and other plan service providers. We call these amounts “Plan Related Expenses.” Upon our request, the Contract Owner must provide us with reasonable documentation that a Surrender is a Plan Related Expense.

•
Transfer to an Approved Plan Related Investment Account — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to transfer to an Approved Plan Related Investment Account. An Approved Plan Related Investment Account is a separate Participant directed investment account under your Employer’s plan that your Employer identifies and we accept for the purpose of Participant directed transfers of amounts from the Contract for investment outside of the Contract.

We will allocate the deduction of the Contingent Deferred Sales Charge among all Sub-Accounts and any General Account value in a Participant Account on a prorate basis unless you elect a different allocation of the deduction for the Contingent Deferred Sales Charge.
Annual Maintenance Fee: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full
46

surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”). We may also reduce or waive some or all of the Annual Maintenance Fee for plans that use a third party administrator with systems that are compatible with our own.
Program and Administrative Charge: For providing administrative services, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. This charge continues for the life of the Contract. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. If the actual total value of the aggregate Participant Accounts within the Contract is lesser than the anticipated level, we may increase the Program and Administrative Charge on a going forward basis. In no event will the charge exceed 1.25%.
Before Annuity Commencement Date
Total Value of Participant Accounts under a Contract	Program and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date
Program and Administrative Charge
All Participants	1.25%
When your Employer purchases the Contract, your Employer chooses one of the following two methods that the Program and Administrative charge is deducted under the Contract:
Method One: The Program and Administrative Charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.
Method Two: The Program and Administrative Charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.
We provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials. The Program and Administrative Charge compensates us for providing administrative services under the Contracts.
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If the Program and Administrative Charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the Program and Administrative Charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the Program and Administrative Charge.
We may reduce the Program and Administrative Charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Loan Fees: Loans may be subject to a one-time set-up fee of  $50. In addition, loans may also be subject to an annual loan administration fee of  $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Premium Taxes  We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.
Transfer Fee:  You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of  $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.
Experience Rating under the Contracts: We may apply experience credits under a Contract based on investment, administrative or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Program and Administrative Charges, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.
The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds’ prospectuses.
Negotiated Charges and Fees: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.
Charges of the Funds: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Fund’s prospectuses.
Plan Related Expenses: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan Related Expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.
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THE CONTRACTS
The Contracts Offered: The Contracts are group variable annuity contracts offered to:
•
Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

•
Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

•
Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

•
Individual Retirement Annuity programs adopted according to Section 408 of the Code.

The Contracts are not available for issuance except as described above.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.
Assignments:  The Contract and a Participant’s interest in a Contract cannot be assigned, transferred or pledged.
Pricing and Crediting of Contributions:  We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.
If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.
Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.
May I cancel my certificate?
If for any reason you are not satisfied with your participation in the Contract, simply return your certificate within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your participation in the Contract. We may require additional information, including a signature guarantee, before we can cancel your participation in the Contract.
Unless otherwise required by state law, we will pay you your Participant Account value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you participated in the Contract. The Participant Account value may be more or less than your Contributions depending upon the investment performance of your Participant Account. This means that you bear the risk of any decline in your Participant Account value until we receive your notice of cancellation. In certain states, however, we are required to return your Contributions without deduction for any fees or charges.
What is a Surrender Charge Offset?
You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%.
Your Employer may also be eligible for a Group Surrender Charge Offset if the initial Contribution made to the Contract consists of a transfer of funds held by the Plan under an investment vehicle issued by another carrier. If, by
49

reason of the transfer, the Plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance charge to the other carrier, Talcott Resolution will reimburse the Plan not to exceed 7% of transferred assets.
May I make changes in the amounts of my Contribution?
Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.
Can you transfer from one Sub-Account to another?
During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.
What Happens When you Request a Sub-Account Transfer?
Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of  (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of  $300,000) rather than making two or more transactions.
What Restrictions Are There on your Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer,” however, you cannot transfer the same Participant Account value more than once a Valuation Day.
For Example:
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•
If the only transfer you make on a day is a transfer of  $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

•
If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

•
However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Fund Trading Policies
Generally, you are subject to the underlying Fund's trading policies, if any. We are obligated to provide, at the underlying Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that underlying Fund’s trading policy.
We are obligated to follow each underlying Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund’s trading policy. Please refer to each underlying Fund’s prospectus for more information. Transactions that cannot be processed because of the underlying Fund's trading policies will be considered not in good order.
In certain circumstances, the underlying Fund's trading policies do not apply or may be limited. For instance:
•
Certain types of financial intermediaries may not be required to provide us with shareholder information.

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•
“Excepted funds” such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

•
An underlying Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

•
Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

Possibility of Undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading activities. For instance,
•
Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•
Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own or are Participants under this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

•
In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

How are you affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
General Account Option Transfers
You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For all Contracts:
•
Transfers of assets presently held in the General Account option to any account that we determine is a competing account, are prohibited.

•
Similarly, transfers of assets presently held in any competing account to the General Account option, are prohibited.

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In addition, we may limit the maximum amount transferred or Surrendered from the General Account option if the amount of any transfer or full or partial Surrender from the General Account value of a Participant’s Account in any Contract Year exceeds 1/6th of the General Account values under the Contract as of the end of the preceding Contract Year.
These restrictions apply to all transfers from the General Account Option, including all systematic transfers.
As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.
Telephone and Internet Transfers
Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Fraud
Four Simple Steps to Safeguard Your Account Against Fraud
We take protection of our Contract Owners and Participants accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.
1.   Strengthen Your Password
A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.
2.   Keep Your Information Current
Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.
3.   Be Aware
Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.
4.   Review Your Participant Account Statements and Notify Law Enforcement of Suspicious Activity
As a precautionary measure, we recommend that you remain vigilant by reviewing your Participant account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).
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To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC’s Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.
Obtain a Copy of Your Credit Report
You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348.
Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:
Equifax (800) 685-1111 www.equifax.com P.O. Box 740241 Atlanta, GA 30374	Experian (888) 397-3742 www.experian.com P.O. Box 2002 Allen, TX 75013	Transunion (800) 888-4213 www.transunion.com P.O. Box 1000 Chester, PA 19016
Additional Free Resources on Identity Theft
You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).
Cyber Security and Disruptions to Business Operations
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters, including public health crises (such as COVID-19), terrorist acts, and other severe events that could adversely affect our ability to conduct our business operations. While we have adopted a business continuity plan and taken precautions, we cannot assure you that such events will not result in short- or long-term interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may interfere with our ability to effectively administer the Contract, including our ability to process orders and calculate Contract Value. Our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying Funds) are subject to similar risks, risks of political instability, and disruptions to their business operations may cause interruptions to our own business operations. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of Contract-related transactions, including orders from Contract Owners.
The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency
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measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets, overall economy and our operations are uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID-19 public health crises and its impact on financial markets and our operations. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods.
May I request a loan from my Participant Account?
During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of  $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount in the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
How do I know what my Participant Account is worth?
Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.
There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.
To determine the current Accumulation Unit value, we take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.
Method One
The Net Investment Factor for each Sub-Account equals:
•
the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

•
the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

55

•
the daily expense factor for the program and administrative charge and any other applicable charges, adjusted for the number of days in the period.

Method Two (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)
The Net Investment Factor for each Sub-Account equals:
•
the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

•
the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.
We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at
www.massmutual.com/govnp.
How are the underlying Fund shares valued?
The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds’ prospectus.
DEATH BENEFITS
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant’s Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payout to any one of the Annuity payment options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. (See “How are Contributions made to establish my Annuity Account?”)
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the computed value.
SETTLEMENT PROVISIONS
IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59½, b) a
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severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “Appendix Tax — Federal Tax Considerations”).
After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:
1.
Continue the Participant’s Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

2.
To provide Annuity payouts immediately. The values in a Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).

3.
To Surrender the Participant’s Account in a single sum. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

4.
To request a partial Surrender of the Participant’s Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (See “Contract Charges”).

5.
To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See “The Contracts”). For a more complete description of the restrictions and limitations of this Option (See “Systematic Withdrawal Option”).

Can payment of the Surrender value ever be postponed beyond the seven-day period?
Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, including holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.
May I Surrender once Annuity Payouts have started?
Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.
How do I elect an Annuity Commencement Date and Annuity Payout Option?
A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains age 70½) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 90th birthday, or an earlier date if prescribed by applicable law.
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The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.
The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions (See “Appendix Tax — Federal Tax Considerations”).
What is the minimum amount that I may select for an Annuity Payout?
The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 we have the right to change the frequency of payment to intervals that will result in payments of at least $20.
How are Contributions made to establish an Annuity Account?
During the Annuity Period, Contract values are applied to establish Annuitant’s Accounts under the Contracts to provide Fixed or Variable Annuity payouts.
Can a Contract be suspended?
We may suspend the Contract by giving the Contract Owner written notice at least 90 days before the effective date of the suspension. We may suspend the Contract if the Contract Owner fails to assent to any modification of the Contract (See “Can a Contract be modified?”).
Upon suspension of the Contract, we will not accept any more Contributions. Loan repayments will continue to be accepted. The suspension of the Contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity Benefits. Suspension of the Contract will not affect payments to be made by us under an Annuity that commenced prior to the date of suspension.
Annuity Payout Options:
Option 1:   Life Annuity where we make monthly Annuity payouts for as long as the Annuitant lives.
❖
Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2 – 4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

Option 2:   Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
Option 3:   Cash Refund Life Annuity where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if  (a) below exceeds (b) below:
(a) =	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b) =	number of Annuity Units represented by each monthly Annuity payout made	×	number of monthly Annuity payouts made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.
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Option 4:   Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.
❖
When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Option 5:   Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by us.
❖
Option 5 does not involve life contingencies and does not provide any mortality guarantee.

❖
Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See “Contract Charges”).

For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.
Under any of the Annuity payout options above, except Option 5 (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.
Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by Us.
We may offer other Annuity payout options from time to time. Not all Annuity payout options will be available in all states or in all Contracts.
Systematic Withdrawal Option:
If permitted by IRS regulations and the terms of the Employer’s plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59½, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.
Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semiannually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.
A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated.
We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70½ (See, “Appendix Tax — Federal Tax Considerations”).
The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants’ other rights under the Contracts.
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How are Variable Annuity Payouts determined?
The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of  (1) the Net Investment Factor (see “How do I know what my Participant Account is worth?”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.
The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.
Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.
Here is an example of how a Variable Annuity is determined:
ILLUSTRATION OF ANNUITY PAYOUTS:
(UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A x B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity units (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F x E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H x E)	$936.39
The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.
MORE INFORMATION
Can a Contract be modified?
Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.
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We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott may also make appropriate endorsement in the Contract to reflect such modification.
Can Talcott Resolution waive any rights under a Contract?
We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.
How Contracts Are Sold — Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.
MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries (“Registered Representatives”).
We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.
Commissions
Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.
Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
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Additional Payments
Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.
Additional Payments may be used for various purposes, and may take various forms, such as:
•
Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

•
Payments for inclusion of our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

•
Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

•
Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

•
Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

•
“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

•
Occasional meals and entertainment, tickets to sporting events and other gifts.

As of December 31, 2019, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:
Amerprise Financial Services, Inc., Commonwealth Financial Network, GRP Advisor Alliance, LPL Financial LLC, Merrill Lynch, Pierce, Fenner & Smith Inc., Resources Investment Advisors, LLC, Retirement Plan Advisory Group, and Strategic Retirement Partners, LLC.
Inclusion on this list does not imply that these arrangements necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.
For the fiscal year ended December 31, 2019, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $1.0 million.
Who is the custodian of the Separate Account’s assets?
Talcott Resolution is the custodian of the Separate Account’s assets.
Are there any material legal proceedings affecting the Separate Accounts?
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do
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not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
How may I get additional information?
Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:
MassMutual U.S. Workplace Solutions
P.O. Box 1583
Hartford, CT 06144-1583
You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.
You can find financial statements of the Separate Account and Talcott Resolution in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.
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APPENDIX TAX
FEDERAL TAX CONSIDERATIONS
What are some of the federal tax consequences which affect these contracts?
A. General
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
Civil Unions & Domestic Partnerships. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.
Tax Reporting. The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.
B. Taxation of Talcott Resolution and the Separate Account
The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “How do I know what my Participant Account is worth?”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.
APP TAX-1

C. Diversification of the Separate Account
For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
•
no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•
no more than 70% is represented by any two investments,

•
no more than 80% is represented by any three investments and

•
no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.
D. Tax Ownership of the Assets in the Separate Account
In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a
APP TAX-2

facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
E. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of  (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•
A contract acquired by the estate of a decedent by reason of such decedent’s death,

•
Certain contracts acquired with respect to tax-qualified retirement arrangements,

•
Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
F. Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Generation Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
H. Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each
APP TAX-3

other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a. Traditional IRAs Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 70½ or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover
APP TAX-4

distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse “designated beneficiary” of a deceased Plan participant may make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.
b. SEP IRAs Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c. SIMPLE IRAs The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.
d. Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a
APP TAX-5

qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of  “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($19,500 in 2020) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($6,500 in 2020). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. In addition, elective deferrals made by participants under a 401(k) arrangement are subject to specific distribution limitations similar to those outlined below for 403(b) plans. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($19,500 in 2020) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,500 in 2020). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.
after the employee reaches age 59½;

b.
upon the employee’s separation from service;

c.
upon the employee’s death or disability;

d.
in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed);

e.
as a qualified reservist distribution upon certain calls to active duty; or

f.
with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the day that such lifetime income investment may no longer be held as an investment option under the plan.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to
APP TAX-6

preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September  24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($19,500 in 2020). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,500 in 2020); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 59½, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the date that such lifetime income investment may no longer be held as an investment option under the Plan.
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the
APP TAX-7

extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of  “investment in the contract”.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6. Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.
a. Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% penalty tax does not apply to a distribution that is either:
(i)
made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)
attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually — “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)
not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year which are not reimbursed by health insurance (without regard to whether the taxpayer deducts the unreimbursed medical expenses);

(vii)
certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)
distributions of up to $5,000 from a retirement plan in the case of a birth or adoption of a child under Code Section 72(t)(2)(H); or

(ix)
certain designated qualified disaster distributions, including qualified Coronavirus Related Distributions.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:
(i)
made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

(ii)
not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(iii)
for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic
APP TAX-8

payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.
b. RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of  —
(i)
the calendar year in which the individual attains age 72, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over —
(a)
the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)
over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual’s surviving spouse, distributions may be delayed until the deceased individual would have attained age 72.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent
APP TAX-9

it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of  “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of  “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either —
a.
an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.
any distribution made upon hardship of the employee.

Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from
APP TAX-10

either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS and to qualified Coronavirus Related Distributions.
APP TAX-11

APPENDIX I
ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference to this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the applicable Program and Administrative Charge payable by you. The tables below show only the highest and lowest currently applicable Accumulation Unit Value under the Contract. Tables showing the classes of Accumulation Unit Values corresponding to all currently applicable Program and Administrative Charge appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.

Program and Administrative Charge
(as a percentage of daily Sub-Account value)

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB Discovery Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.053	$24.832	$22.032	$17.714	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.209	$21.053	$24.832	$22.032	$17.714	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.425	$22.007	$19.771	$16.095	$17.319	$16.146	$11.914	$10.219	$11.297	$-
Accumulation unit value at end of period	$21.788	$18.425	$22.007	$19.771	$16.095	$17.319	$16.146	$11.914	$10.219	$-
Number of accumulation units outstanding at end of period (in thousands)	7	9	6	14	14	16	17	18	20	-
AB Global Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.808	$12.818	$12.447	$11.811	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.761	$12.808	$12.818	$12.447	$11.811	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.606	$11.762	$11.565	$11.112	$11.199	$10.605	$10.975	$10.382	$10.167	$-
Accumulation unit value at end of period	$12.315	$11.606	$11.762	$11.565	$11.112	$11.199	$10.605	$10.975	$10.382	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	1	-	-	0	0	-	-

APP I-1

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB Global Risk Allocation Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.559	$17.104	$15.301	$14.272	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.095	$15.559	$17.104	$15.301	$14.272	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.308	$17.040	$15.435	$14.577	$15.325	$14.455	$14.647	$12.792	$12.177	$-
Accumulation unit value at end of period	$17.581	$15.308	$17.040	$15.435	$14.577	$15.325	$14.455	$14.647	$12.792	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	5	5	5	5	4	-
AB Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.297	$23.431	$17.507	$17.256	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.855	$24.297	$23.431	$17.507	$17.256	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.104	$24.516	$18.547	$18.510	$17.227	$15.451	$11.727	$10.477	$10.500	$-
Accumulation unit value at end of period	$32.504	$25.104	$24.516	$18.547	$18.510	$17.227	$15.451	$11.727	$10.477	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
AB High Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.685	$15.588	$14.442	$12.535	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.697	$14.685	$15.588	$14.442	$12.535	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.307	$14.304	$13.419	$11.793	$12.438	$12.200	$11.586	$9.891	$10.263	$-
Accumulation unit value at end of period	$14.943	$13.307	$14.304	$13.419	$11.793	$12.438	$12.200	$11.586	$9.891	$-
Number of accumulation units outstanding at end of period (in thousands)	6	10	8	5	5	4	4	1	0	-

APP I-2

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB International Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.603	$22.911	$18.354	$18.534	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.503	$17.603	$22.911	$18.354	$18.534	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	-	1	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.946	$11.791	$9.564	$9.780	$9.659	$10.467	$8.683	$7.698	$9.769	$-
Accumulation unit value at end of period	$10.290	$8.946	$11.791	$9.564	$9.780	$9.659	$10.467	$8.683	$7.698	$-
Number of accumulation units outstanding at end of period (in thousands)	14	16	15	25	25	29	45	43	40	-
AB Sustainable International Thematic Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.141	$11.059	$8.225	$8.853	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.597	$9.141	$11.059	$8.225	$8.853	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.088	$13.584	$10.229	$11.149	$11.534	$11.846	$10.587	$9.289	$11.266	$-
Accumulation unit value at end of period	$13.893	$11.088	$13.584	$10.229	$11.149	$11.534	$11.846	$10.587	$9.289	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	11	11	10	10	17	19	-
AB Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.528	$13.577	$11.973	$10.790	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.820	$11.528	$13.577	$11.973	$10.790	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.967	$11.886	$10.614	$9.686	$10.621	$9.639	$7.192	$6.340	$6.687	$-
Accumulation unit value at end of period	$11.799	$9.967	$11.886	$10.614	$9.686	$10.621	$9.639	$7.192	$6.340	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	1	0	0	0	-

APP I-3

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AllianzGI NFJ Dividend Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.489	$17.233	$14.895	$12.854	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.308	$15.489	$17.233	$14.895	$12.854	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.556	$15.272	$13.366	$11.679	$12.944	$11.953	$9.409	$8.362	$8.214	$7.355
Accumulation unit value at end of period	$16.688	$13.556	$15.272	$13.366	$11.679	$12.944	$11.953	$9.409	$8.362	$8.214
Number of accumulation units outstanding at end of period (in thousands)	75	86	100	130	123	119	112	108	102	57
AllianzGI NFJ International Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.183	$10.929	$8.899	$9.528	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.162	$9.183	$10.929	$8.899	$9.528	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.321	$10.028	$8.268	$8.963	$10.483	$11.247	$10.333	$8.616	$10.590	$-
Accumulation unit value at end of period	$9.988	$8.321	$10.028	$8.268	$8.963	$10.483	$11.247	$10.333	$8.616	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
AllianzGI NFJ Small-Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.891	$20.932	$19.085	$15.529	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.992	$16.891	$20.932	$19.085	$15.529	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.782	$18.551	$17.126	$14.110	$15.581	$15.529	$11.953	$10.970	$10.878	$8.819
Accumulation unit value at end of period	$18.143	$14.782	$18.551	$17.126	$14.110	$15.581	$15.529	$11.953	$10.970	$10.878
Number of accumulation units outstanding at end of period (in thousands)	7	6	9	12	12	13	19	22	29	26

APP I-4

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Century Equity Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.319	$19.601	$16.127	$14.704	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.455	$18.319	$19.601	$16.127	$14.704	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	4	3	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.818	$21.474	$17.889	$16.515	$17.490	$15.667	$11.960	$10.441	$10.180	$-
Accumulation unit value at end of period	$25.059	$19.818	$21.474	$17.889	$16.515	$17.490	$15.667	$11.960	$10.441	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	3	2	2	4	4	4	-
American Century Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.681	$40.558	$35.873	$30.095	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$47.886	$38.681	$40.558	$35.873	$30.095	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	566	622	682	720	773	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.537	$28.176	$25.234	$21.435	$21.630	$19.545	$16.589	$15.101	$14.802	$13.263
Accumulation unit value at end of period	$32.444	$26.537	$28.176	$25.234	$21.435	$21.630	$19.545	$16.589	$15.101	$14.802
Number of accumulation units outstanding at end of period (in thousands)	21	27	28	28	28	33	32	43	44	31
American Century Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$41.733	$42.543	$32.772	$31.559	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$56.382	$41.733	$42.543	$32.772	$31.559	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$36.912	$38.105	$29.721	$28.980	$28.126	$25.673	$20.140	$17.946	$18.384	$-
Accumulation unit value at end of period	$49.250	$36.912	$38.105	$29.721	$28.980	$28.126	$25.673	$20.140	$17.946	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	6	6	6	5	4	4	1	-

APP I-5

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Century Heritage Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.317	$14.082	$11.588	$11.249	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.995	$13.317	$14.082	$11.588	$11.249	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	-	2	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.493	$13.378	$11.147	$10.957	$10.915	$10.254	$-	$-	$-	$-
Accumulation unit value at end of period	$16.672	$12.493	$13.378	$11.147	$10.957	$10.915	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	10	9	9	-	-	-	-
American Century Large Company Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.854	$16.175	$14.607	$12.684	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.912	$14.854	$16.175	$14.607	$12.684	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.271	$17.942	$16.406	$14.425	$15.231	$13.696	$10.590	$9.218	$9.238	$-
Accumulation unit value at end of period	$20.458	$16.271	$17.942	$16.406	$14.425	$15.231	$13.696	$10.590	$9.218	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	1	0	0	-
American Funds AMCAP Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.251	$22.754	$18.713	$17.221	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.012	$22.251	$22.754	$18.713	$17.221	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	17	21	26	28	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.426	$23.223	$19.338	$18.019	$18.162	$16.457	$12.219	$10.723	$10.858	$-
Accumulation unit value at end of period	$27.882	$22.426	$23.223	$19.338	$18.019	$18.162	$16.457	$12.219	$10.723	$-
Number of accumulation units outstanding at end of period (in thousands)	39	47	47	47	47	50	40	45	39	-

APP I-6

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds American Balanced Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.229	$19.832	$17.237	$15.924	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.838	$19.229	$19.832	$17.237	$15.924	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.137	$19.986	$17.589	$16.453	$16.441	$15.342	$12.804	$11.389	$11.143	$-
Accumulation unit value at end of period	$22.446	$19.137	$19.986	$17.589	$16.453	$16.441	$15.342	$12.804	$11.389	$-
Number of accumulation units outstanding at end of period (in thousands)	93	100	106	124	132	159	177	193	195	-
American Funds American Mutual Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.341	$19.822	$16.909	$14.862	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.466	$19.341	$19.822	$16.909	$14.862	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	56	60	63	66	150	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.361	$21.131	$18.252	$16.244	$16.991	$15.335	$12.178	$11.020	$10.684	$9.645
Accumulation unit value at end of period	$24.397	$20.361	$21.131	$18.252	$16.244	$16.991	$15.335	$12.178	$11.020	$10.684
Number of accumulation units outstanding at end of period (in thousands)	47	47	55	77	80	79	71	64	48	37
American Funds Capital Income Builder®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.216	$15.346	$13.482	$12.654	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.631	$14.216	$15.346	$13.482	$12.654	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	29	28	53	41	48	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.020	$16.419	$14.606	$13.880	$14.532	$13.853	$12.250	$11.133	$11.002	$10.252
Accumulation unit value at end of period	$17.353	$15.020	$16.419	$14.606	$13.880	$14.532	$13.853	$12.250	$11.133	$11.002
Number of accumulation units outstanding at end of period (in thousands)	213	226	258	309	336	365	386	439	461	444
APP I-7

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Capital World Growth and Income FundSM
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$80.945	$90.521	$72.826	$68.608	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$101.130	$80.945	$90.521	$72.826	$68.608	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	16	19	17	17	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.217	$24.028	$19.573	$18.670	$19.388	$18.939	$15.402	$13.131	$14.427	$13.570
Accumulation unit value at end of period	$26.179	$21.217	$24.028	$19.573	$18.670	$19.388	$18.939	$15.402	$13.131	$14.427
Number of accumulation units outstanding at end of period (in thousands)	112	117	129	152	152	180	171	206	197	158
American Funds EuroPacific Growth Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.790	$28.145	$21.597	$21.514	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.119	$23.790	$28.145	$21.597	$21.514	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	163	268	245	230	221	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.892	$25.030	$19.447	$19.615	$20.088	$20.951	$17.710	$15.084	$17.730	$16.460
Accumulation unit value at end of period	$26.121	$20.892	$25.030	$19.447	$19.615	$20.088	$20.951	$17.710	$15.084	$17.730
Number of accumulation units outstanding at end of period (in thousands)	109	116	129	160	160	165	167	188	178	163
American Funds Fundamental Investors FundSM
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.899	$21.385	$17.395	$15.511	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.307	$19.899	$21.385	$17.395	$15.511	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	53	52	61	62	108	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.348	$23.232	$19.134	$17.276	$16.979	$15.837	$12.233	$10.607	$10.984	$9.783
Accumulation unit value at end of period	$26.812	$21.348	$23.232	$19.134	$17.276	$16.979	$15.837	$12.233	$10.607	$10.984
Number of accumulation units outstanding at end of period (in thousands)	101	109	117	154	162	187	206	261	274	285

APP I-8

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds New Perspective Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.760	$19.992	$15.564	$15.334	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.315	$18.760	$19.992	$15.564	$15.334	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	79	72	67	68	76	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.538	$22.164	$17.471	$17.428	$16.807	$16.547	$13.253	$11.146	$12.259	$-
Accumulation unit value at end of period	$26.290	$20.538	$22.164	$17.471	$17.428	$16.807	$16.547	$13.253	$11.146	$-
Number of accumulation units outstanding at end of period (in thousands)	70	75	85	97	90	92	106	100	100	-
American Funds The Bond Fund of America®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.104	$13.160	$12.789	$12.485	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.114	$13.104	$13.160	$12.789	$12.485	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.942	$12.144	$11.949	$11.812	$11.970	$11.520	$11.939	$11.453	$10.925	$10.344
Accumulation unit value at end of period	$12.702	$11.942	$12.144	$11.949	$11.812	$11.970	$11.520	$11.939	$11.453	$10.925
Number of accumulation units outstanding at end of period (in thousands)	72	72	89	127	131	127	154	173	187	202
American Funds The Growth Fund of America®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$31.673	$32.736	$26.041	$24.086	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$40.449	$31.673	$32.736	$26.041	$24.086	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	111	212	241	194	268	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.054	$26.223	$21.121	$19.781	$19.070	$17.725	$13.451	$11.332	$12.097	$10.941
Accumulation unit value at end of period	$31.598	$25.054	$26.223	$21.121	$19.781	$19.070	$17.725	$13.451	$11.332	$12.097
Number of accumulation units outstanding at end of period (in thousands)	246	257	281	353	353	388	443	520	495	492

APP I-9

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds The Income Fund of America®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.265	$17.204	$15.232	$13.827	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.271	$16.265	$17.204	$15.232	$13.827	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.012	$18.222	$16.335	$15.014	$15.491	$14.521	$12.486	$11.330	$10.906	$-
Accumulation unit value at end of period	$19.906	$17.012	$18.222	$16.335	$15.014	$15.491	$14.521	$12.486	$11.330	$-
Number of accumulation units outstanding at end of period (in thousands)	92	101	105	135	135	134	154	164	175	-
American Funds The Investment Company of America®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.487	$19.845	$16.637	$14.573	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.940	$18.487	$19.845	$16.637	$14.573	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.073	$20.734	$17.601	$15.609	$16.095	$14.593	$11.199	$9.844	$10.183	$9.332
Accumulation unit value at end of period	$23.374	$19.073	$20.734	$17.601	$15.609	$16.095	$14.593	$11.199	$9.844	$10.183
Number of accumulation units outstanding at end of period (in thousands)	75	89	108	160	148	166	174	180	156	143
American Funds The New Economy Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.758	$23.841	$17.804	$17.475	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.687	$22.758	$23.841	$17.804	$17.475	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	26	30	29	33	28	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.659	$26.160	$19.780	$19.659	$19.241	$18.695	$13.241	$10.849	$11.680	$-
Accumulation unit value at end of period	$30.697	$24.659	$26.160	$19.780	$19.659	$19.241	$18.695	$13.241	$10.849	$-
Number of accumulation units outstanding at end of period (in thousands)	24	25	25	32	27	29	29	26	24	-

APP I-10

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Washington Mutual Investors FundSM
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.332	$19.990	$16.696	$14.775	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.188	$19.332	$19.990	$16.696	$14.775	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	8	8	22	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.382	$21.343	$18.049	$16.173	$16.460	$15.039	$11.584	$10.465	$9.933	$-
Accumulation unit value at end of period	$25.185	$20.382	$21.343	$18.049	$16.173	$16.460	$15.039	$11.584	$10.465	$-
Number of accumulation units outstanding at end of period (in thousands)	41	44	43	58	50	74	88	97	85	-
AMG Managers Cadence Mid-Cap Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.456	$19.484	$15.530	$14.504	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.852	$17.456	$19.484	$15.530	$14.504	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.407	$20.807	$16.792	$15.879	$16.279	$14.780	$11.421	$10.651	$10.965	$-
Accumulation unit value at end of period	$22.758	$18.407	$20.807	$16.792	$15.879	$16.279	$14.780	$11.421	$10.651	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	2	1	2	2	-
Ave Maria Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.990	$28.504	$22.380	$19.969	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$38.372	$27.990	$28.504	$22.380	$19.969	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369	$12.458	$-
Accumulation unit value at end of period	$33.930	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	8	8	7	6	4	3	-

APP I-11

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Ave Maria Rising Dividend Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.133	$25.351	$21.701	$18.816	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.789	$24.133	$25.351	$21.701	$18.816	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	19	18	18	17	15	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728	$11.350	$-
Accumulation unit value at end of period	$27.225	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	10	8	7	5	3	5	4	-
Ave Maria Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.518	$11.526	$9.791	$8.409	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.677	$10.518	$11.526	$9.791	$8.409	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667	$11.663	$-
Accumulation unit value at end of period	$11.989	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	-	0	0	0	-
BlackRock Advantage Large Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.634	$37.728	$30.640	$27.858	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$48.864	$36.634	$37.728	$30.640	$27.858	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.402	$33.791	$27.787	$25.580	$25.593	$25.721	$21.048	$19.211	$20.600	$-
Accumulation unit value at end of period	$42.681	$32.402	$33.791	$27.787	$25.580	$25.593	$25.721	$21.048	$19.211	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	5	4	3	2	2	1	-

APP I-12

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BlackRock Advantage Large Cap Core Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.279	$18.303	$15.035	$13.665	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.258	$17.279	$18.303	$15.035	$13.665	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.841	$20.210	$16.810	$15.469	$15.653	$14.196	$10.770	$9.547	$9.670	$-
Accumulation unit value at end of period	$23.969	$18.841	$20.210	$16.810	$15.469	$15.653	$14.196	$10.770	$9.547	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	3	6	-
BlackRock Advantage Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.311	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.271	$9.311	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	-	-	-	-	-	-	-	-	-
BlackRock Capital Appreciation Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$40.978	$40.279	$30.379	$30.489	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$54.030	$40.978	$40.279	$30.379	$30.489	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$36.244	$36.077	$27.550	$27.997	$26.530	$24.794	$18.763	$16.677	$18.584	$-
Accumulation unit value at end of period	$47.195	$36.244	$36.077	$27.550	$27.997	$26.530	$24.794	$18.763	$16.677	$-
Number of accumulation units outstanding at end of period (in thousands)	3	1	1	2	2	3	2	1	2	-

APP I-13

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BlackRock Equity Dividend Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$35.698	$38.565	$33.122	$28.554	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$45.424	$35.698	$38.565	$33.122	$28.554	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	6	6	6	5	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$31.574	$34.541	$30.038	$26.220	$26.654	$24.747	$20.152	$18.232	$17.482	$-
Accumulation unit value at end of period	$39.678	$31.574	$34.541	$30.038	$26.220	$26.654	$24.747	$20.152	$18.232	$-
Number of accumulation units outstanding at end of period (in thousands)	23	28	26	34	34	31	31	22	12	-
BlackRock Global Allocation Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.341	$16.608	$14.656	$14.127	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.982	$15.341	$16.608	$14.656	$14.127	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	111	117	164	162	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.075	$17.622	$15.746	$15.367	$15.726	$15.631	$13.832	$12.731	$13.388	$12.340
Accumulation unit value at end of period	$18.608	$16.075	$17.622	$15.746	$15.367	$15.726	$15.631	$13.832	$12.731	$13.388
Number of accumulation units outstanding at end of period (in thousands)	60	64	64	107	110	125	117	128	98	62
BlackRock LifePath® Dynamic 2025 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.649	$15.399	$13.365	$12.544	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.456	$14.649	$15.399	$13.365	$12.544	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.428	$14.293	$12.561	$11.938	$12.357	$11.921	$10.824	$10.000	$-	$-
Accumulation unit value at end of period	$15.801	$13.428	$14.293	$12.561	$11.938	$12.357	$11.921	$10.824	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	12	10	8	4	0	-	-

APP I-14

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BlackRock LifePath® Dynamic 2030 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.349	$15.214	$12.956	$12.117	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.464	$14.349	$15.214	$12.956	$12.117	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	27	28	29	26	85	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.015	$16.122	$13.902	$13.164	$13.636	$13.153	$11.740	$10.543	$10.769	$9.777
Accumulation unit value at end of period	$18.048	$15.015	$16.122	$13.902	$13.164	$13.636	$13.153	$11.740	$10.543	$10.769
Number of accumulation units outstanding at end of period (in thousands)	146	147	160	193	207	203	220	203	152	115
BlackRock LifePath® Dynamic 2035 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.649	$16.771	$14.059	$13.094	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.306	$15.649	$16.771	$14.059	$13.094	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.344	$15.567	$13.213	$12.460	$12.927	$12.446	$10.952	$10.000	$-	$-
Accumulation unit value at end of period	$17.476	$14.344	$15.567	$13.213	$12.460	$12.927	$12.446	$10.952	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	20	8	9	12	6	1	0	-	-
BlackRock LifePath® Dynamic 2040 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.181	$15.364	$12.679	$11.773	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.767	$14.181	$15.364	$12.679	$11.773	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	14	17	26	61	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.200	$16.676	$13.935	$13.101	$13.617	$13.103	$11.369	$10.062	$10.466	$9.428
Accumulation unit value at end of period	$18.807	$15.200	$16.676	$13.935	$13.101	$13.617	$13.103	$11.369	$10.062	$10.466
Number of accumulation units outstanding at end of period (in thousands)	149	15	147	209	194	183	178	176	149	102

APP I-15

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BlackRock LifePath® Dynamic 2045 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.382	$17.892	$14.659	$13.586	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.648	$16.382	$17.892	$14.659	$13.586	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.016	$16.607	$13.777	$12.929	$13.443	$12.919	$11.070	$10.000	$-	$-
Accumulation unit value at end of period	$18.691	$15.016	$16.607	$13.777	$12.929	$13.443	$12.919	$11.070	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	6	3	3	4	2	0	0	-	-
BlackRock LifePath® Dynamic 2055 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.855	$18.446	$15.090	$13.986	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.257	$16.855	$18.446	$15.090	$13.986	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.449	$17.122	$14.182	$13.309	$13.848	$13.278	$11.139	$10.000	$-	$-
Accumulation unit value at end of period	$19.242	$15.449	$17.122	$14.182	$13.309	$13.848	$13.278	$11.139	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	5	2	2	2	-	0	-	-	-
BlackRock LifePath® Dynamic Retirement Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.199	$15.820	$14.201	$13.440	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.716	$15.199	$15.820	$14.201	$13.440	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	3	3	18	38	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.647	$15.438	$14.032	$13.447	$13.864	$13.426	$12.833	$11.981	$11.710	$10.866
Accumulation unit value at end of period	$16.860	$14.647	$15.438	$14.032	$13.447	$13.864	$13.426	$12.833	$11.981	$11.710
Number of accumulation units outstanding at end of period (in thousands)	161	34	33	45	46	49	49	58	67	59

APP I-16

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BlackRock Mid Cap Dividend Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.873	$19.802	$18.242	$14.915	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.099	$17.873	$19.802	$18.242	$14.915	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.582	$21.969	$20.493	$16.965	$18.453	$17.560	$13.340	$11.932	$12.155	$-
Accumulation unit value at end of period	$24.993	$19.582	$21.969	$20.493	$16.965	$18.453	$17.560	$13.340	$11.932	$-
Number of accumulation units outstanding at end of period (in thousands)	14	16	16	20	16	15	22	14	20	-
BlackRock Mid-Cap Growth Equity Portfolio
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.060	$22.485	$16.754	$16.301	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.336	$23.060	$22.485	$16.754	$16.301	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.996	$20.731	$15.641	$15.408	$14.647	$13.986	$9.651	$8.830	$10.000	$-
Accumulation unit value at end of period	$28.176	$20.996	$20.731	$15.641	$15.408	$14.647	$13.986	$9.651	$8.830	$-
Number of accumulation units outstanding at end of period (in thousands)	10	7	6	8	11	11	12	11	12	-
BMO Mid-Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.518	$11.396	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.302	$9.518	$11.396	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-17

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BNY Mellon Bond Market Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.802	$13.842	$13.427	$13.153	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.925	$13.802	$13.842	$13.427	$13.153	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	601	603	619	525	299	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.079	$12.267	$12.049	$11.951	$12.095	$11.601	$12.060	$11.776	$11.099	$10.603
Accumulation unit value at end of period	$12.900	$12.079	$12.267	$12.049	$11.951	$12.095	$11.601	$12.060	$11.776	$11.099
Number of accumulation units outstanding at end of period (in thousands)	98	98	93	88	84	97	88	93	79	43
BNY Mellon Midcap Index Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$75.980	$85.850	$74.214	$61.727	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$95.397	$75.980	$85.850	$74.214	$61.727	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	128	153	142	120	74	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.951	$26.261	$22.986	$19.358	$20.132	$18.638	$14.204	$12.272	$12.706	$10.209
Accumulation unit value at end of period	$28.459	$22.951	$26.261	$22.986	$19.358	$20.132	$18.638	$14.204	$12.272	$12.706
Number of accumulation units outstanding at end of period (in thousands)	25	27	28	25	28	39	37	40	34	25
BNY Mellon S&P 500 Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.654	$22.764	$18.774	$16.861	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.339	$21.654	$22.764	$18.774	$16.861	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	604	668	579	492	316	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.951	$20.174	$16.847	$15.320	$15.373	$13.758	$10.573	$9.273	$9.237	$8.164
Accumulation unit value at end of period	$24.493	$18.951	$20.174	$16.847	$15.320	$15.373	$13.758	$10.573	$9.273	$9.237
Number of accumulation units outstanding at end of period (in thousands)	74	82	93	110	109	123	95	99	85	52

APP I-18

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BNY Mellon Smallcap Stock Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$59.352	$65.139	$57.950	$46.049	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$72.579	$59.352	$65.139	$57.950	$46.049	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	133	146	133	103	43	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.485	$26.101	$23.511	$18.917	$19.594	$18.823	$13.540	$11.818	$11.869	$9.535
Accumulation unit value at end of period	$28.362	$23.485	$26.101	$23.511	$18.917	$19.594	$18.823	$13.540	$11.818	$11.869
Number of accumulation units outstanding at end of period (in thousands)	21	22	23	22	23	29	23	20	24	18
Calamos Global Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.502	$18.339	$13.644	$13.785	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.011	$15.502	$18.339	$13.644	$13.785	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$10.000	$-	$-
Accumulation unit value at end of period	$18.114	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Calvert Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.891	$14.915	$14.314	$13.812	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.151	$14.891	$14.915	$14.314	$13.812	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	20	30	25	23	24	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.423	$13.615	$13.231	$12.927	$13.089	$12.491	$12.987	$12.213	$11.711	$11.170
Accumulation unit value at end of period	$14.378	$13.423	$13.615	$13.231	$12.927	$13.089	$12.491	$12.987	$12.213	$11.711
Number of accumulation units outstanding at end of period (in thousands)	21	22	22	27	32	33	33	37	44	37

APP I-19

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Calvert Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.687	$36.830	$29.280	$28.616	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$52.809	$38.687	$36.830	$29.280	$28.616	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	41	41	45	42	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.757	$22.903	$18.436	$18.244	$17.818	$16.248	$12.615	$11.057	$11.452	$9.892
Accumulation unit value at end of period	$32.026	$23.757	$22.903	$18.436	$18.244	$17.818	$16.248	$12.615	$11.057	$11.452
Number of accumulation units outstanding at end of period (in thousands)	59	51	55	60	62	65	55	50	66	48
Calvert Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.744	$14.221	$13.345	$12.637	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.775	$13.744	$14.221	$13.345	$12.637	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.028	$12.603	$11.975	$11.481	$11.768	$11.361	$11.591	$10.805	$10.660	$-
Accumulation unit value at end of period	$13.634	$12.028	$12.603	$11.975	$11.481	$11.768	$11.361	$11.591	$10.805	$-
Number of accumulation units outstanding at end of period (in thousands)	16	11	13	14	17	19	19	35	37	-
ClearBridge Aggressive Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.678	$21.377	$18.705	$17.695	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.439	$19.678	$21.377	$18.705	$17.695	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.013	$18.716	$16.582	$15.883	$16.826	$14.868	$10.417	$8.901	$8.889	$-
Accumulation unit value at end of period	$20.867	$17.013	$18.716	$16.582	$15.883	$16.826	$14.868	$10.417	$8.901	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	2	2	2	-

APP I-20

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ClearBridge Appreciation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.908	$21.373	$17.884	$16.397	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.142	$20.908	$21.373	$17.884	$16.397	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.946	$19.612	$16.616	$15.425	$15.399	$14.081	$11.029	$9.671	$10.321	$-
Accumulation unit value at end of period	$24.289	$18.946	$19.612	$16.616	$15.425	$15.399	$14.081	$11.029	$9.671	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	2	2	2	1	0	-
ClearBridge Mid Cap Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.002	$42.487	$37.693	$34.772	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$49.132	$37.002	$42.487	$37.693	$34.772	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.727	$38.054	$34.184	$31.930	$31.621	$29.698	$21.921	$18.776	$19.735	$-
Accumulation unit value at end of period	$42.917	$32.727	$38.054	$34.184	$31.930	$31.621	$29.698	$21.921	$18.776	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	3	2	1	1	1	1	-
ClearBridge Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.578	$24.555	$19.650	$18.565	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.038	$25.578	$24.555	$19.650	$18.565	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.114	$21.498	$17.419	$16.664	$17.728	$17.382	$12.132	$10.340	$10.410	$-
Accumulation unit value at end of period	$27.355	$22.114	$21.498	$17.419	$16.664	$17.728	$17.382	$12.132	$10.340	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	3	4	3	-

APP I-21

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ClearBridge Value Trust Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.761	$15.814	$13.813	$12.289	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.469	$13.761	$15.814	$13.813	$12.289	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.150	$19.957	$17.651	$15.900	$16.720	$14.905	$10.927	$9.546	$9.991	$-
Accumulation unit value at end of period	$21.500	$17.150	$19.957	$17.651	$15.900	$16.720	$14.905	$10.927	$9.546	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	4	5	5	5	5	4	-
Columbia Acorn® Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$42.597	$44.945	$35.981	$32.693	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$53.763	$42.597	$44.945	$35.981	$32.693	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	-	3	3	31	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$37.676	$40.255	$32.631	$30.020	$30.979	$31.198	$24.203	$20.836	$22.188	$-
Accumulation unit value at end of period	$46.961	$37.676	$40.255	$32.631	$30.020	$30.979	$31.198	$24.203	$20.836	$-
Number of accumulation units outstanding at end of period (in thousands)	11	11	11	12	11	11	12	9	5	-
Columbia Contrarian Core Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$43.595	$48.010	$39.537	$36.492	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$57.807	$43.595	$48.010	$39.537	$36.492	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$38.559	$43.001	$35.856	$33.509	$33.015	$29.675	$22.190	$18.989	$19.459	$-
Accumulation unit value at end of period	$50.495	$38.559	$43.001	$35.856	$33.509	$33.015	$29.675	$22.190	$18.989	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	10	7	6	5	5	2	0	-

APP I-22

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Large Cap Growth III Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.314	$12.877	$10.093	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.739	$12.314	$12.877	$10.093	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.983	$12.689	$10.071	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.087	$11.983	$12.689	$10.071	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	15	19	38	-	-	-	-	-	-
Columbia Large Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.342	$18.342	$15.694	$13.657	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.271	$16.342	$18.342	$15.694	$13.657	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.128	$16.058	$13.912	$12.258	$12.668	$11.472	$8.858	$7.814	$8.374	$-
Accumulation unit value at end of period	$18.161	$14.128	$16.058	$13.912	$12.258	$12.668	$11.472	$8.858	$7.814	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	0	0	1	-
Columbia Select International Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.406	$12.393	$9.855	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.201	$10.406	$12.393	$9.855	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-23

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Select Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.960	$18.442	$16.273	$14.280	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.956	$15.960	$18.442	$16.273	$14.280	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.804	$16.153	$14.431	$12.823	$13.694	$12.381	$9.276	$8.063	$8.530	$-
Accumulation unit value at end of period	$17.900	$13.804	$16.153	$14.431	$12.823	$13.694	$12.381	$9.276	$8.063	$-
Number of accumulation units outstanding at end of period (in thousands)	13	12	14	19	17	14	22	27	22	-
Columbia Select Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.897	$12.735	$11.422	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.813	$10.897	$12.735	$11.422	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Columbia Seligman Communications and Information Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.681	$33.265	$24.814	$21.506	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$47.227	$30.681	$33.265	$24.814	$21.506	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	7	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.580	$37.967	$28.676	$25.166	$23.354	$18.755	$15.399	$14.510	$15.444	$13.564
Accumulation unit value at end of period	$52.568	$34.580	$37.967	$28.676	$25.166	$23.354	$18.755	$15.399	$14.510	$15.444
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	4	3	4	2	2	4	2

APP I-24

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Seligman Global Technology Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.242	$33.152	$24.650	$21.173	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$46.833	$30.242	$33.152	$24.650	$21.173	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.147	$29.025	$21.852	$19.005	$17.514	$14.220	$11.393	$10.708	$11.665	$10.238
Accumulation unit value at end of period	$39.989	$26.147	$29.025	$21.852	$19.005	$17.514	$14.220	$11.393	$10.708	$11.665
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	2	2	2	2	2	5	4
Columbia Small Cap Value Fund I
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.540	$45.959	$40.347	$30.492	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$45.408	$37.540	$45.959	$40.347	$30.492	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.203	$41.164	$36.590	$27.999	$30.317	$29.849	$22.579	$20.577	$22.222	$-
Accumulation unit value at end of period	$39.662	$33.203	$41.164	$36.590	$27.999	$30.317	$29.849	$22.579	$20.577	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	2	1	1	1	1	-
Columbia Small/Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.247	$18.260	$16.163	$13.741	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.858	$15.247	$18.260	$16.163	$13.741	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.181	$15.986	$14.328	$12.333	$13.299	$12.615	$9.455	$8.103	$8.959	$-
Accumulation unit value at end of period	$16.100	$13.181	$15.986	$14.328	$12.333	$13.299	$12.615	$9.455	$8.103	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	6	7	15	14	19	18	-

APP I-25

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Davis Financial Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.649	$17.739	$14.874	$12.929	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.766	$15.649	$17.739	$14.874	$12.929	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.974	$19.484	$16.541	$14.559	$14.491	$12.984	$10.002	$8.572	$9.541	$8.684
Accumulation unit value at end of period	$21.172	$16.974	$19.484	$16.541	$14.559	$14.491	$12.984	$10.002	$8.572	$9.541
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	4	4	4	4	4	5	5
Davis New York Venture Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$68.892	$79.196	$64.835	$57.760	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$90.185	$68.892	$79.196	$64.835	$57.760	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	3	1	2	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.577	$26.282	$21.786	$19.652	$19.325	$18.366	$13.820	$12.414	$13.202	$11.924
Accumulation unit value at end of period	$29.188	$22.577	$26.282	$21.786	$19.652	$19.325	$18.366	$13.820	$12.414	$13.202
Number of accumulation units outstanding at end of period (in thousands)	32	35	44	54	56	70	86	94	93	82
Delaware Diversified Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.634	$11.901	$11.306	$10.917	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.887	$11.634	$11.901	$11.306	$10.917	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$10.000	$-	$-
Accumulation unit value at end of period	$11.665	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	5	-	4	6	0	-	-

APP I-26

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Delaware Extended Duration Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.580	$14.786	$13.188	$12.298	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.664	$13.580	$14.786	$13.188	$12.298	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$10.000	$-	$-
Accumulation unit value at end of period	$15.084	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	-	-	-	-	-	-
DWS Capital Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.428	$40.298	$31.998	$30.870	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$53.855	$39.428	$40.298	$31.998	$30.870	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.873	$36.093	$29.019	$28.347	$26.558	$23.915	$18.074	$15.868	$16.950	$-
Accumulation unit value at end of period	$47.042	$34.873	$36.093	$29.019	$28.347	$26.558	$23.915	$18.074	$15.868	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
DWS CROCI® Equity Dividend Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.647	$14.102	$11.825	$9.923	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.664	$13.647	$14.102	$11.825	$9.923	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.735	$15.419	$13.092	$11.123	$12.131	$11.199	$8.929	$8.075	$8.367	$-
Accumulation unit value at end of period	$18.836	$14.735	$15.419	$13.092	$11.123	$12.131	$11.199	$8.929	$8.075	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	2	3	5	15	15	-
APP I-27

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
DWS Emerging Markets Fixed Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.586	$17.744	$16.285	$14.920	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.960	$16.586	$17.744	$16.285	$14.920	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.669	$15.892	$14.769	$13.700	$14.907	$15.395	$16.448	$14.086	$14.834	$-
Accumulation unit value at end of period	$16.561	$14.669	$15.892	$14.769	$13.700	$14.907	$15.395	$16.448	$14.086	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	2	2	2	2	2	-
DWS International Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.252	$12.368	$9.887	$9.883	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.451	$10.252	$12.368	$9.887	$9.883	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.184	$14.886	$12.048	$12.195	$12.590	$12.993	$10.454	$8.981	$10.704	$-
Accumulation unit value at end of period	$15.788	$12.184	$14.886	$12.048	$12.195	$12.590	$12.993	$10.454	$8.981	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	4	4	3	2	2	4	-
Domini Impact Equity Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$60.379	$66.406	$57.534	$51.722	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$79.498	$60.379	$66.406	$57.534	$51.722	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	20	29	29	26	22	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.305	$19.273	$16.907	$15.390	$16.805	$14.931	$11.380	$10.350	$11.455	$-
Accumulation unit value at end of period	$22.501	$17.305	$19.273	$16.907	$15.390	$16.805	$14.931	$11.380	$10.350	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	4	3	3	0	1	0	-

APP I-28

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Eaton Vance Atlanta Capital SMID-Cap Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.539	$23.869	$19.184	$17.290	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.225	$22.539	$23.869	$19.184	$17.290	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	20	17	15	15	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$10.000	$-	$-
Accumulation unit value at end of period	$27.360	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	6	5	6	6	6	4	1	-	-
Eaton Vance Balanced Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.474	$28.449	$25.058	$23.956	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.967	$27.474	$28.449	$25.058	$23.956	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.299	$25.480	$22.725	$21.998	$21.700	$20.044	$16.779	$15.238	$15.229	$-
Accumulation unit value at end of period	$29.669	$24.299	$25.480	$22.725	$21.998	$21.700	$20.044	$16.779	$15.238	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	1	1	-	0	-	0	-
Eaton Vance Income Fund of Boston
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.313	$18.840	$17.773	$15.774	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.747	$18.313	$18.840	$17.773	$15.774	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	11	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.492	$18.224	$17.407	$15.643	$16.166	$15.963	$15.064	$13.446	$13.022	$-
Accumulation unit value at end of period	$19.571	$17.492	$18.224	$17.407	$15.643	$16.166	$15.963	$15.064	$13.446	$-
Number of accumulation units outstanding at end of period (in thousands)	35	42	47	45	42	47	47	59	44	-

APP I-29

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Eaton Vance Large-Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.525	$16.663	$14.514	$13.247	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.150	$15.525	$16.663	$14.514	$13.247	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	281	314	360	418	649	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.172	$18.664	$16.461	$15.213	$15.573	$14.211	$11.125	$9.731	$10.315	$9.491
Accumulation unit value at end of period	$22.011	$17.172	$18.664	$16.461	$15.213	$15.573	$14.211	$11.125	$9.731	$10.315
Number of accumulation units outstanding at end of period (in thousands)	22	27	29	51	49	52	67	82	76	74
Eaton Vance Worldwide Health Sciences Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.241	$26.648	$22.925	$26.936	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.582	$28.241	$26.648	$22.925	$26.936	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.842	$27.560	$24.007	$28.561	$26.683	$21.210	$14.856	$13.026	$12.591	$11.472
Accumulation unit value at end of period	$35.888	$28.842	$27.560	$24.007	$28.561	$26.683	$21.210	$14.856	$13.026	$12.591
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	3	2	2	2	1	1	2
Federated Clover Small Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.014	$19.617	$17.493	$14.378	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.164	$16.014	$19.617	$17.493	$14.378	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$10.000	$-	$-
Accumulation unit value at end of period	$17.348	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-30

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Federated Equity Income Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.809	$17.902	$15.425	$14.088	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.171	$15.809	$17.902	$15.425	$14.088	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.657	$19.101	$16.665	$15.410	$16.501	$15.479	$11.910	$-	$-	$-
Accumulation unit value at end of period	$19.949	$16.657	$19.101	$16.665	$15.410	$16.501	$15.479	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	4	3	2	4	-	-	-
Federated Kaufmann Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.687	$20.928	$16.390	$15.903	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.860	$21.687	$20.928	$16.390	$15.903	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.586	$23.049	$18.278	$17.956	$17.160	$15.921	$11.471	$9.902	$11.629	$9.916
Accumulation unit value at end of period	$30.998	$23.586	$23.049	$18.278	$17.956	$17.160	$15.921	$11.471	$9.902	$11.629
Number of accumulation units outstanding at end of period (in thousands)	36	39	44	54	52	63	73	90	96	109
Federated MDT Mid Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.794	$19.427	$15.614	$14.199	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.047	$18.794	$19.427	$15.614	$14.199	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.218	$21.164	$17.223	$15.858	$16.900	$15.058	$10.880	$10.326	$10.846	$-
Accumulation unit value at end of period	$25.548	$20.218	$21.164	$17.223	$15.858	$16.900	$15.058	$10.880	$10.326	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	1	1	0	-

APP I-31

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Fidelity® Advisor Leveraged Company Stock Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.538	$18.556	$15.856	$14.573	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.068	$15.538	$18.556	$15.856	$14.573	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	60	88	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.433	$16.245	$14.055	$13.080	$14.092	$13.576	$10.098	$7.925	$9.002	$7.347
Accumulation unit value at end of period	$17.133	$13.433	$16.245	$14.055	$13.080	$14.092	$13.576	$10.098	$7.925	$9.002
Number of accumulation units outstanding at end of period (in thousands)	15	18	22	32	29	32	36	36	30	23
Fidelity® Advisor Stock Selector All Cap Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.687	$21.666	$17.395	$15.965	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.894	$19.687	$21.666	$17.395	$15.965	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.158	$20.236	$16.451	$15.288	$15.581	$14.280	$10.850	$10.000	$9.208	$-
Accumulation unit value at end of period	$23.587	$18.158	$20.236	$16.451	$15.288	$15.581	$14.280	$10.850	$8.560	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	1	-
Franklin Conservative Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.261	$15.804	$14.292	$13.691	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.283	$15.261	$15.804	$14.292	$13.691	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	-	5	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.841	$15.564	$14.251	$13.823	$14.321	$14.031	$12.870	$12.068	$12.307	$11.329
Accumulation unit value at end of period	$16.599	$14.841	$15.564	$14.251	$13.823	$14.321	$14.031	$12.870	$12.068	$12.307
Number of accumulation units outstanding at end of period (in thousands)	30	44	42	79	77	76	62	70	57	43

APP I-32

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Growth Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.675	$17.825	$14.923	$14.163	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.327	$16.675	$17.825	$14.923	$14.163	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	5	5	-	6	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.273	$18.699	$15.850	$15.232	$15.684	$15.132	$12.665	$11.604	$12.132	$10.747
Accumulation unit value at end of period	$20.795	$17.273	$18.699	$15.850	$15.232	$15.684	$15.132	$12.665	$11.604	$12.132
Number of accumulation units outstanding at end of period (in thousands)	59	58	58	84	80	94	81	82	74	87
Franklin Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.453	$24.275	$19.141	$17.656	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.998	$23.453	$24.275	$19.141	$17.656	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	435	477	472	423	380	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.002	$26.206	$20.922	$19.541	$19.411	$17.110	$13.390	$11.925	$12.000	$10.578
Accumulation unit value at end of period	$32.635	$25.002	$26.206	$20.922	$19.541	$19.411	$17.110	$13.390	$11.925	$12.000
Number of accumulation units outstanding at end of period (in thousands)	24	29	33	33	38	36	30	29	21	9
Franklin Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.746	$16.627	$15.337	$13.188	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.226	$15.746	$16.627	$15.337	$13.188	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.461	$17.602	$16.439	$14.314	$15.723	$15.291	$13.554	$12.073	$11.889	$10.662
Accumulation unit value at end of period	$18.816	$16.461	$17.602	$16.439	$14.314	$15.723	$15.291	$13.554	$12.073	$11.889
Number of accumulation units outstanding at end of period (in thousands)	77	91	96	126	128	128	142	148	184	209

APP I-33

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Moderate Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.301	$17.126	$14.895	$14.194	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.138	$16.301	$17.126	$14.895	$14.194	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	10	-	31	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.276	$17.316	$15.249	$14.714	$15.186	$14.775	$13.083	$12.115	$12.453	$11.262
Accumulation unit value at end of period	$18.871	$16.276	$17.316	$15.249	$14.714	$15.186	$14.775	$13.083	$12.115	$12.453
Number of accumulation units outstanding at end of period (in thousands)	81	92	96	131	128	134	123	131	145	127
Franklin Mutual Beacon Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.315	$15.642	$13.710	$11.840	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.849	$14.315	$15.642	$13.710	$11.840	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.487	$17.137	$15.209	$13.299	$14.076	$13.386	$10.532	$9.186	$9.540	$-
Accumulation unit value at end of period	$19.071	$15.487	$17.137	$15.209	$13.299	$14.076	$13.386	$10.532	$9.186	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	6	13	13	16	28	34	33	-
Franklin Mutual Global Discovery Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.893	$16.732	$15.271	$13.568	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.522	$14.893	$16.732	$15.271	$13.568	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	54	137	119	118	146	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.777	$15.675	$14.485	$13.031	$13.692	$13.203	$10.673	$9.535	$9.953	$9.073
Accumulation unit value at end of period	$16.922	$13.777	$15.675	$14.485	$13.031	$13.692	$13.203	$10.673	$9.535	$9.953
Number of accumulation units outstanding at end of period (in thousands)	96	95	97	137	133	153	171	214	221	197

APP I-34

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Mutual Shares Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.570	$28.153	$26.018	$22.504	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.416	$25.570	$28.153	$26.018	$22.504	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.706	$23.087	$21.603	$18.920	$19.977	$18.853	$14.944	$13.187	$13.596	$-
Accumulation unit value at end of period	$25.125	$20.706	$23.087	$21.603	$18.920	$19.977	$18.853	$14.944	$13.187	$-
Number of accumulation units outstanding at end of period (in thousands)	18	18	24	28	29	35	38	45	45	-
Franklin Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.306	$26.691	$24.126	$18.617	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.375	$23.306	$26.691	$24.126	$18.617	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.924	$26.586	$24.333	$19.012	$20.887	$21.149	$15.896	$13.601	$14.295	$-
Accumulation unit value at end of period	$28.534	$22.924	$26.586	$24.333	$19.012	$20.887	$21.149	$15.896	$13.601	$-
Number of accumulation units outstanding at end of period (in thousands)	20	22	22	22	21	21	26	31	27	-
Franklin Strategic Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.210	$16.520	$15.809	$14.641	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.534	$16.210	$16.520	$15.809	$14.641	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.233	$15.720	$15.232	$14.284	$15.108	$15.047	$14.764	$13.307	$13.126	$11.988
Accumulation unit value at end of period	$16.272	$15.233	$15.720	$15.232	$14.284	$15.108	$15.047	$14.764	$13.307	$13.126
Number of accumulation units outstanding at end of period (in thousands)	33	31	46	56	55	68	55	50	41	37

APP I-35

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.268	$15.550	$15.019	$14.609	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.658	$15.268	$15.550	$15.019	$14.609	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.944	$14.381	$14.064	$13.852	$14.254	$13.618	$13.925	$13.014	$12.487	$-
Accumulation unit value at end of period	$15.024	$13.944	$14.381	$14.064	$13.852	$14.254	$13.618	$13.925	$13.014	$-
Number of accumulation units outstanding at end of period (in thousands)	13	11	13	16	13	14	13	14	11	-
Goldman Sachs Absolute Return Tracker Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.421	$11.750	$10.989	$10.519	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.604	$11.421	$11.750	$10.989	$10.519	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.348	$10.781	$10.209	$9.896	$10.273	$10.137	$9.513	$9.415	$10.143	$-
Accumulation unit value at end of period	$11.279	$10.348	$10.781	$10.209	$9.896	$10.273	$10.137	$9.513	$9.415	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Goldman Sachs Government Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.960	$13.918	$13.680	$13.537	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.765	$13.960	$13.918	$13.680	$13.537	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	58	67	85	93	114	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.522	$12.643	$12.582	$12.607	$12.729	$12.381	$12.858	$12.699	$12.076	$11.661
Accumulation unit value at end of period	$13.080	$12.522	$12.643	$12.582	$12.607	$12.729	$12.381	$12.858	$12.699	$12.076
Number of accumulation units outstanding at end of period (in thousands)	21	14	13	15	12	12	25	37	30	30

APP I-36

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Goldman Sachs High Yield Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.358	$21.179	$20.042	$17.634	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.424	$20.358	$21.179	$20.042	$17.634	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	95	108	129	147	206	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.814	$17.714	$16.973	$15.121	$16.159	$16.088	$15.153	$13.284	$13.156	$11.746
Accumulation unit value at end of period	$19.107	$16.814	$17.714	$16.973	$15.121	$16.159	$16.088	$15.153	$13.284	$13.156
Number of accumulation units outstanding at end of period (in thousands)	11	20	20	21	21	24	21	20	19	15
Goldman Sachs Large Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.666	$16.093	$14.721	$13.224	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.416	$14.666	$16.093	$14.721	$13.224	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.680	$14.089	$13.050	$11.870	$12.607	$11.372	$8.685	$7.377	$8.102	$-
Accumulation unit value at end of period	$15.724	$12.680	$14.089	$13.050	$11.870	$12.607	$11.372	$8.685	$7.377	$-
Number of accumulation units outstanding at end of period (in thousands)	11	9	8	7	7	9	8	7	11	-
Goldman Sachs Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$77.696	$87.139	$78.743	$69.779	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$102.190	$77.696	$87.139	$78.743	$69.779	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	10	12	1	1	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$16.360	$19.166	$-
Accumulation unit value at end of period	$34.746	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$16.360	$-
Number of accumulation units outstanding at end of period (in thousands)	11	13	13	20	18	24	27	29	33	-
APP I-37

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Goldman Sachs Satellite Strategies Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.031	$13.427	$11.749	$11.090	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.243	$12.031	$13.427	$11.749	$11.090	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.902	$12.320	$10.916	$10.433	$10.918	$11.087	$10.934	$9.516	$10.596	$-
Accumulation unit value at end of period	$12.745	$10.902	$12.320	$10.916	$10.433	$10.918	$11.087	$10.934	$9.516	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Goldman Sachs Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.010	$23.364	$20.882	$16.820	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.553	$20.010	$23.364	$20.882	$16.820	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	108	141	142	119	80	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.287	$23.987	$21.707	$17.704	$19.025	$18.029	$13.202	$11.517	$11.613	$9.341
Accumulation unit value at end of period	$24.582	$20.287	$23.987	$21.707	$17.704	$19.025	$18.029	$13.202	$11.517	$11.613
Number of accumulation units outstanding at end of period (in thousands)	23	26	35	44	40	46	49	51	52	33
Goldman Sachs Small/Mid Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$46.738	$49.621	$38.847	$38.942	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$64.359	$46.738	$49.621	$38.847	$38.942	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	6	6	6	10	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$41.339	$44.444	$35.230	$35.760	$36.637	$33.535	$25.053	$20.998	$22.209	$-
Accumulation unit value at end of period	$56.217	$41.339	$44.444	$35.230	$35.760	$36.637	$33.535	$25.053	$20.998	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	3	3	6	8	8	9	-

APP I-38

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Hartford AARP Balanced Retirement Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.297	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Global Impact Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.583	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Moderate Allocation Fund — Class R4
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.415	$15.331	$13.367	$12.790	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.018	$14.415	$15.331	$13.367	$12.790	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	34	32	32	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.445	$13.403	$11.833	$11.464	$11.935	$12.025	$11.112	$10.043	$10.299	$-
Accumulation unit value at end of period	$14.510	$12.445	$13.403	$11.833	$11.464	$11.935	$12.025	$11.112	$10.043	$-
Number of accumulation units outstanding at end of period (in thousands)	15	16	19	21	23	29	23	15	11	-

APP I-39

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Hartford Moderate Allocation Fund — Class R5
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.529	$15.405	$13.388	$12.771	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.213	$14.529	$15.405	$13.388	$12.771	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.561	$13.487	$11.868	$11.463	$11.895	$11.951	$11.011	$9.920	$10.143	$9.105
Accumulation unit value at end of period	$14.697	$12.561	$13.487	$11.868	$11.463	$11.895	$11.951	$11.011	$9.920	$10.143
Number of accumulation units outstanding at end of period (in thousands)	13	13	12	16	24	30	26	34	100	77
Invesco American Franchise Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.000	$20.785	$16.353	$16.031	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.304	$20.000	$20.785	$16.353	$16.031	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$8.838	$10.350	$-
Accumulation unit value at end of period	$24.486	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$8.838	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	9	9	7	6	5	4	-
Invesco American Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.860	$44.581	$40.732	$35.207	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$48.427	$38.860	$44.581	$40.732	$35.207	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	11	11	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.371	$39.930	$36.940	$32.329	$35.955	$33.272	$25.133	$21.749	$21.891	$-
Accumulation unit value at end of period	$42.300	$34.371	$39.930	$36.940	$32.329	$35.955	$33.272	$25.133	$21.749	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	3	3	3	2	1	1	-

APP I-40

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Comstock Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.203	$29.856	$25.351	$21.515	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.843	$26.203	$29.856	$25.351	$21.515	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	7	1	6	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.153	$24.407	$20.984	$18.032	$19.411	$18.012	$13.486	$11.485	$11.863	$10.391
Accumulation unit value at end of period	$26.184	$21.153	$24.407	$20.984	$18.032	$19.411	$18.012	$13.486	$11.485	$11.863
Number of accumulation units outstanding at end of period (in thousands)	12	16	17	27	30	31	29	41	40	53
Invesco Equity and Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.065	$31.064	$28.015	$24.396	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.699	$28.065	$31.064	$28.015	$24.396	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	49	44	47	42	48	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352	$14.714	$13.256
Accumulation unit value at end of period	$26.952	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352	$14.714
Number of accumulation units outstanding at end of period (in thousands)	38	40	44	58	64	86	93	109	99	106
Invesco European Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.541	$14.220	$11.206	$11.523	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.368	$11.541	$14.220	$11.206	$11.523	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	4	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.776	$18.437	$14.711	$15.317	$14.832	$16.013	$13.125	$10.976	$11.708	$10.547
Accumulation unit value at end of period	$18.168	$14.776	$18.437	$14.711	$15.317	$14.832	$16.013	$13.125	$10.976	$11.708
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	2	2	2	3	5	5

APP I-41

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Growth and Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.916	$19.548	$17.116	$14.285	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.188	$16.916	$19.548	$17.116	$14.285	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.965	$21.023	$18.638	$15.751	$16.468	$15.139	$11.453	$10.121	$10.467	$-
Accumulation unit value at end of period	$22.222	$17.965	$21.023	$18.638	$15.751	$16.468	$15.139	$11.453	$10.121	$-
Number of accumulation units outstanding at end of period (in thousands)	16	17	26	40	39	35	36	46	42	-
Invesco International Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.804	$13.942	$11.368	$11.469	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.103	$11.804	$13.942	$11.368	$11.469	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.573	$17.430	$14.391	$14.700	$15.284	$15.491	$13.216	$11.621	$12.659	$-
Accumulation unit value at end of period	$18.414	$14.573	$17.430	$14.391	$14.700	$15.284	$15.491	$13.216	$11.621	$-
Number of accumulation units outstanding at end of period (in thousands)	9	9	13	14	13	13	15	13	12	-
Invesco Mid Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.160	$21.402	$17.512	$17.431	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.033	$20.160	$21.402	$17.512	$17.431	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.088	$22.670	$18.782	$18.930	$18.937	$17.767	$13.130	$11.896	$13.252	$-
Accumulation unit value at end of period	$27.926	$21.088	$22.670	$18.782	$18.930	$18.937	$17.767	$13.130	$11.896	$-
Number of accumulation units outstanding at end of period (in thousands)	12	13	10	16	14	14	12	17	14	-

APP I-42

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Oppenheimer Capital Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.053	$11.531	$10.780	$10.051	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.241	$11.053	$11.531	$10.780	$10.051	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.561	$12.214	$11.561	$10.915	$11.139	$10.768	$9.985	$9.102	$8.844	$-
Accumulation unit value at end of period	$12.645	$11.561	$12.214	$11.561	$10.915	$11.139	$10.768	$9.985	$9.102	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	(0)	0	0	-
Invesco Oppenheimer Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.159	$19.165	$17.021	$14.844	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.200	$17.159	$19.165	$17.021	$14.844	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.728	$17.789	$15.997	$14.126	$15.862	$14.595	$11.228	$10.000	$-	$-
Accumulation unit value at end of period	$19.191	$15.728	$17.789	$15.997	$14.126	$15.862	$14.595	$11.228	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	4	2	1	1	-	-	-
Invesco Oppenheimer Global Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$144.620	$167.300	$122.800	$122.610	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$190.280	$144.620	$167.300	$122.800	$122.610	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	10	9	9	13	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.804	$30.228	$22.465	$22.711	$22.136	$21.961	$17.541	$14.710	$16.313	$-
Accumulation unit value at end of period	$33.527	$25.804	$30.228	$22.465	$22.711	$22.136	$21.961	$17.541	$14.710	$-
Number of accumulation units outstanding at end of period (in thousands)	13	13	15	20	20	29	33	31	31	-

APP I-43

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Oppenheimer Global Strategic Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.285	$16.039	$15.099	$14.195	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.908	$15.285	$16.039	$15.099	$14.195	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.633	$15.549	$14.821	$14.109	$14.631	$14.433	$14.681	$13.084	$13.134	$-
Accumulation unit value at end of period	$15.986	$14.633	$15.549	$14.821	$14.109	$14.631	$14.433	$14.681	$13.084	$-
Number of accumulation units outstanding at end of period (in thousands)	12	12	10	17	15	13	13	18	11	-
Invesco Oppenheimer Gold & Special Minerals Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$6.912	$7.958	$6.791	$4.566	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.116	$6.912	$7.958	$6.791	$4.566	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	10	12	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.112	$10.624	$9.180	$6.249	$8.233	$9.853	$19.123	$21.311	$29.040	$19.032
Accumulation unit value at end of period	$13.172	$9.112	$10.624	$9.180	$6.249	$8.233	$9.853	$19.123	$21.311	$29.040
Number of accumulation units outstanding at end of period (in thousands)	29	41	36	52	53	39	33	29	30	22
International Oppenheimer International Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.770	$15.695	$14.156	$13.336	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.164	$14.770	$15.695	$14.156	$13.336	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.537	$15.643	$14.286	$13.628	$14.334	$14.467	$15.331	$13.972	$14.186	$13.360
Accumulation unit value at end of period	$15.712	$14.537	$15.643	$14.286	$13.628	$14.334	$14.467	$15.331	$13.972	$14.186
Number of accumulation units outstanding at end of period (in thousands)	40	45	51	64	68	75	83	113	120	104

APP I-44

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Oppenheimer International Diversified Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.885	$18.603	$14.050	$13.962	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.793	$15.885	$18.603	$14.050	$13.962	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$10.000	$-	$-
Accumulation unit value at end of period	$17.917	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	3	3	2	2	3	-	-	-
Invesco Oppenheimer International Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.352	$15.353	$12.127	$12.412	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.886	$12.352	$15.353	$12.127	$12.412	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	206	230	234	245	324	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.716	$19.782	$15.821	$16.396	$16.094	$17.565	$14.216	$11.836	$12.987	$-
Accumulation unit value at end of period	$19.961	$15.716	$19.782	$15.821	$16.396	$16.094	$17.565	$14.216	$11.836	$-
Number of accumulation units outstanding at end of period (in thousands)	10	10	14	18	13	10	11	14	11	-
Invesco Oppenheimer Main Street Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.373	$19.946	$17.086	$15.336	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.242	$18.373	$19.946	$17.086	$15.336	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.892	$17.471	$15.153	$13.771	$13.524	$12.397	$9.543	$8.291	$8.414	$-
Accumulation unit value at end of period	$20.708	$15.892	$17.471	$15.153	$13.771	$13.524	$12.397	$9.543	$8.291	$-
Number of accumulation units outstanding at end of period (in thousands)	9	8	7	6	5	9	10	12	10	-

APP I-45

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Oppenheimer Main Street All Cap Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.914	$17.758	$15.299	$13.931	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.143	$15.914	$17.758	$15.299	$13.931	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.222	$19.461	$16.976	$15.652	$16.070	$15.148	$11.872	$10.366	$10.814	$-
Accumulation unit value at end of period	$22.596	$17.222	$19.461	$16.976	$15.652	$16.070	$15.148	$11.872	$10.366	$-
Number of accumulation units outstanding at end of period (in thousands)	3	8	14	16	17	16	15	16	25	-
Invesco Oppenheimer Main Street Mid Cap Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.733	$19.070	$16.628	$14.661	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.113	$16.733	$19.070	$16.628	$14.661	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	24	29	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.217	$19.869	$17.542	$15.661	$17.092	$15.415	$11.701	$10.147	$10.554	$-
Accumulation unit value at end of period	$22.469	$17.217	$19.869	$17.542	$15.661	$17.092	$15.415	$11.701	$10.147	$-
Number of accumulation units outstanding at end of period (in thousands)	14	13	15	19	19	20	19	26	28	-
Invesco Oppenheimer Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.609	$20.265	$17.888	$14.872	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.248	$16.609	$20.265	$17.888	$14.872	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.501	$19.152	$17.118	$14.411	$15.694	$14.373	$10.564	$9.770	$10.698	$-
Accumulation unit value at end of period	$19.584	$15.501	$19.152	$17.118	$14.411	$15.694	$14.373	$10.564	$9.770	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	9	12	12	9	8	14	11	-

APP I-46

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Oppenheimer Real Estate Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.064	$16.019	$15.394	$14.513	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.970	$15.064	$16.019	$15.394	$14.513	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	21	22	24	25	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.024	$14.025	$13.647	$13.027	$12.883	$9.928	$9.775	$8.559	$8.016	$6.382
Accumulation unit value at end of period	$16.197	$13.024	$14.025	$13.647	$13.027	$12.883	$9.928	$9.775	$8.559	$8.016
Number of accumulation units outstanding at end of period (in thousands)	16	11	14	29	32	33	23	21	13	9
Invesco Real Estate Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.026	$27.588	$25.442	$24.048	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.255	$26.026	$27.588	$25.442	$24.048	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	16	23	11	23	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$37.707	$40.476	$37.796	$36.172	$36.007	$28.458	$28.309	$24.595	$23.150	$19.090
Accumulation unit value at end of period	$47.582	$37.707	$40.476	$37.796	$36.172	$36.007	$28.458	$28.309	$24.595	$23.150
Number of accumulation units outstanding at end of period (in thousands)	14	15	16	22	23	25	24	25	30	20
Invesco Small Cap Discovery Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.883	$21.006	$16.920	$16.348	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.556	$19.883	$21.006	$16.920	$16.348	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	10	9	5	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.045	$21.445	$17.490	$17.111	$17.445	$17.134	$12.639	$10.960	$11.486	$9.386
Accumulation unit value at end of period	$25.444	$20.045	$21.445	$17.490	$17.111	$17.445	$17.134	$12.639	$10.960	$11.486
Number of accumulation units outstanding at end of period (in thousands)	11	11	11	18	19	21	20	23	25	29
APP I-47

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Small Cap Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.464	$19.406	$17.086	$15.294	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.765	$16.464	$19.406	$17.086	$15.294	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	16	19	20	18	24	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.221	$20.555	$18.325	$16.608	$17.818	$17.659	$13.082	$11.671	$11.866	$9.345
Accumulation unit value at end of period	$21.450	$17.221	$20.555	$18.325	$16.608	$17.818	$17.659	$13.082	$11.671	$11.866
Number of accumulation units outstanding at end of period (in thousands)	4	4	7	8	7	6	6	7	10	7
Invesco Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$47.087	$51.750	$41.430	$37.223	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$58.520	$47.087	$51.750	$41.430	$37.223	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$41.647	$46.351	$37.572	$34.181	$35.259	$33.160	$24.000	$20.534	$21.060	$-
Accumulation unit value at end of period	$51.116	$41.647	$46.351	$37.572	$34.181	$35.259	$33.160	$24.000	$20.534	$-
Number of accumulation units outstanding at end of period (in thousands)	7	5	5	5	4	2	3	2	2	-
Invesco Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.649	$51.732	$43.735	$36.979	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$51.038	$38.649	$51.732	$43.735	$36.979	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	1	10	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.184	$46.334	$39.663	$33.957	$37.712	$35.642	$25.017	$20.679	$22.809	$-
Accumulation unit value at end of period	$44.580	$34.184	$46.334	$39.663	$33.957	$37.712	$35.642	$25.017	$20.679	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	11	10	8	8	5	3	-

APP I-48

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Value Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.239	$18.979	$16.207	$13.734	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.791	$15.239	$18.979	$16.207	$13.734	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.838	$17.452	$15.091	$12.948	$14.638	$13.903	$10.624	$9.141	$10.277	$-
Accumulation unit value at end of period	$17.749	$13.838	$17.452	$15.091	$12.948	$14.638	$13.903	$10.624	$9.141	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
Ivy Asset Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.227	$18.219	$15.381	$16.261	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.968	$17.227	$18.219	$15.381	$16.261	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	12	12	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.236	$16.318	$13.948	$14.931	$16.512	$17.602	$14.337	$12.164	$13.341	$-
Accumulation unit value at end of period	$18.315	$15.236	$16.318	$13.948	$14.931	$16.512	$17.602	$14.337	$12.164	$-
Number of accumulation units outstanding at end of period (in thousands)	16	15	14	19	23	24	24	30	20	-
Ivy Large Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.836	$25.295	$19.585	$19.354	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.257	$25.836	$25.295	$19.585	$19.354	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.910	$25.688	$20.139	$20.150	$19.086	$17.347	$12.947	$11.858	$11.766	$-
Accumulation unit value at end of period	$34.919	$25.910	$25.688	$20.139	$20.150	$19.086	$17.347	$12.947	$11.858	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	3	2	3	3	3	3	-

APP I-49

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Ivy Natural Resources Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$5.399	$7.064	$6.844	$5.514	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$5.920	$5.399	$7.064	$6.844	$5.514	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	12	14	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$6.588	$8.728	$8.563	$6.985	$9.091	$10.601	$9.921	$9.997	$12.878	$11.126
Accumulation unit value at end of period	$7.134	$6.588	$8.728	$8.563	$6.985	$9.091	$10.601	$9.921	$9.997	$12.878
Number of accumulation units outstanding at end of period (in thousands)	41	45	48	65	59	60	59	56	60	41
Ivy Science & Technology Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$31.139	$32.814	$24.707	$24.285	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$46.776	$31.139	$32.814	$24.707	$24.285	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.922	$28.729	$21.903	$21.798	$22.783	$22.110	$14.721	$11.772	$12.432	$11.346
Accumulation unit value at end of period	$39.939	$26.922	$28.729	$21.903	$21.798	$22.783	$22.110	$14.721	$11.772	$12.432
Number of accumulation units outstanding at end of period (in thousands)	10	9	8	13	12	11	11	12	11	7
Janus Henderson Balanced Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.633	$22.573	$19.122	$18.350	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.634	$22.633	$22.573	$19.122	$18.350	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	25	25	24	31	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.101	$20.302	$17.413	$16.921	$17.096	$16.014	$13.595	$12.216	$12.239	$-
Accumulation unit value at end of period	$24.238	$20.101	$20.302	$17.413	$16.921	$17.096	$16.014	$13.595	$12.216	$-
Number of accumulation units outstanding at end of period (in thousands)	12	11	14	19	24	16	12	13	7	-

APP I-50

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Janus Henderson Enterprise Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.410	$38.915	$30.879	$27.662	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$51.746	$38.410	$38.915	$30.879	$27.662	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.115	$35.001	$28.121	$25.507	$25.066	$22.733	$17.664	$15.244	$15.768	$12.726
Accumulation unit value at end of period	$45.389	$34.115	$35.001	$28.121	$25.507	$25.066	$22.733	$17.664	$15.244	$15.768
Number of accumulation units outstanding at end of period (in thousands)	10	11	10	16	14	9	9	11	9	7
Janus Henderson Forty Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$43.099	$42.654	$33.040	$32.561	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$58.746	$43.099	$42.654	$33.040	$32.561	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	10	13	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.905	$34.981	$27.436	$27.377	$24.696	$23.033	$17.705	$14.499	$15.842	$15.188
Accumulation unit value at end of period	$46.986	$34.905	$34.981	$27.436	$27.377	$24.696	$23.033	$17.705	$14.499	$15.842
Number of accumulation units outstanding at end of period (in thousands)	18	18	22	27	23	28	26	35	29	30
Janus Henderson Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.015	$26.632	$23.433	$19.786	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.885	$23.015	$26.632	$23.433	$19.786	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	16	17	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.441	$23.953	$21.340	$18.244	$19.262	$17.935	$14.457	$13.309	$13.855	$-
Accumulation unit value at end of period	$26.213	$20.441	$23.953	$21.340	$18.244	$19.262	$17.935	$14.457	$13.309	$-
Number of accumulation units outstanding at end of period (in thousands)	8	9	8	12	11	10	8	6	4	-

APP I-51

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Janus Henderson Overseas Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.236	$12.128	$9.265	$9.982	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.971	$10.236	$12.128	$9.265	$9.982	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	10	11	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.091	$10.907	$8.437	$9.204	$10.220	$12.024	$10.886	$9.834	$14.845	$12.634
Accumulation unit value at end of period	$11.376	$9.091	$10.907	$8.437	$9.204	$10.220	$12.024	$10.886	$9.834	$14.845
Number of accumulation units outstanding at end of period (in thousands)	25	26	30	36	36	43	51	57	50	56
JPMorgan Core Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.330	$14.339	$13.847	$13.563	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.486	$14.330	$14.339	$13.847	$13.563	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	250	161	185	146	125	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.674	$12.842	$12.558	$12.454	$12.547	$12.096	$12.488	$12.063	$11.397	$-
Accumulation unit value at end of period	$13.526	$12.674	$12.842	$12.558	$12.454	$12.547	$12.096	$12.488	$12.063	$-
Number of accumulation units outstanding at end of period (in thousands)	11	15	13	8	9	8	8	6	5	-
JPMorgan Small Cap Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$45.176	$49.775	$43.175	$35.456	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$57.869	$45.176	$49.775	$43.175	$35.456	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.957	$44.582	$39.156	$32.558	$33.588	$31.787	$23.707	$20.383	$20.115	$-
Accumulation unit value at end of period	$50.548	$39.957	$44.582	$39.156	$32.558	$33.588	$31.787	$23.707	$20.383	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	2	1	2	-

APP I-52

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
JPMorgan Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$54.717	$57.487	$40.734	$37.788	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$75.016	$54.717	$57.487	$40.734	$37.788	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$48.396	$51.490	$36.942	$34.700	$35.909	$36.440	$24.956	$22.515	$23.633	$-
Accumulation unit value at end of period	$65.526	$48.396	$51.490	$36.942	$34.700	$35.909	$36.440	$24.956	$22.515	$-
Number of accumulation units outstanding at end of period (in thousands)	9	8	7	9	8	7	8	10	10	-
JPMorgan Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.979	$46.634	$45.324	$34.901	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$47.504	$39.979	$46.634	$45.324	$34.901	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	4	20	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$35.361	$41.769	$41.104	$32.048	$35.196	$34.267	$25.483	$21.470	$22.679	$-
Accumulation unit value at end of period	$41.494	$35.361	$41.769	$41.104	$32.048	$35.196	$34.267	$25.483	$21.470	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	2	2	1	1	1	0	-
JPMorgan SmartRetirement® 2020 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.111	$16.003	$14.071	$13.328	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.452	$15.111	$16.003	$14.071	$13.328	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	21	90	78	29	13	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.692	$14.684	$13.073	$12.538	$12.822	$12.169	$10.863	$9.625	$10.396	$-
Accumulation unit value at end of period	$15.617	$13.692	$14.684	$13.073	$12.538	$12.822	$12.169	$10.863	$9.625	$-
Number of accumulation units outstanding at end of period (in thousands)	72	80	77	140	111	106	8	4	2	-

APP I-53

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
JPMorgan SmartRetirement® 2025 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.638	$16.782	$14.469	$13.665	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.479	$15.638	$16.782	$14.469	$13.665	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	43	43	40	37	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.170	$15.399	$13.443	$12.855	$13.173	$12.448	$10.788	$9.430	$10.429	$-
Accumulation unit value at end of period	$16.536	$14.170	$15.399	$13.443	$12.855	$13.173	$12.448	$10.788	$9.430	$-
Number of accumulation units outstanding at end of period (in thousands)	167	147	160	151	144	142	60	48	8	-
JPMorgan SmartRetirement® 2030 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.045	$17.410	$14.673	$13.858	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.316	$16.045	$17.410	$14.673	$13.858	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	74	109	95	68	16	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.538	$15.975	$13.632	$13.037	$13.408	$12.638	$10.693	$9.264	$10.453	$-
Accumulation unit value at end of period	$17.285	$14.538	$15.975	$13.632	$13.037	$13.408	$12.638	$10.693	$9.264	$-
Number of accumulation units outstanding at end of period (in thousands)	76	69	75	123	138	110	38	9	7	-
JPMorgan SmartRetirement® 2035 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.330	$17.950	$14.940	$14.074	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.954	$16.330	$17.950	$14.940	$14.074	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	27	49	40	38	56	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.796	$16.471	$13.880	$13.240	$13.643	$12.842	$10.671	$9.166	$10.474	$-
Accumulation unit value at end of period	$17.856	$14.796	$16.471	$13.880	$13.240	$13.643	$12.842	$10.671	$9.166	$-
Number of accumulation units outstanding at end of period (in thousands)	78	67	65	69	51	45	9	8	5	-

APP I-54

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
JPMorgan SmartRetirement® 2040 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.548	$18.335	$15.082	$14.158	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.476	$16.548	$18.335	$15.082	$14.158	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	22	100	92	66	53	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.994	$16.823	$14.013	$13.319	$13.747	$12.933	$10.666	$9.157	$10.475	$-
Accumulation unit value at end of period	$18.323	$14.994	$16.823	$14.013	$13.319	$13.747	$12.933	$10.666	$9.157	$-
Number of accumulation units outstanding at end of period (in thousands)	62	86	99	95	63	37	7	1	1	-
JPMorgan SmartRetirement® 2045 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.545	$18.389	$15.103	$14.176	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.597	$16.545	$18.389	$15.103	$14.176	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	19	16	19	40	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.992	$16.873	$14.032	$13.335	$13.749	$12.944	$10.678	$9.153	$10.466	$-
Accumulation unit value at end of period	$18.431	$14.992	$16.873	$14.032	$13.335	$13.749	$12.944	$10.678	$9.153	$-
Number of accumulation units outstanding at end of period (in thousands)	59	53	37	69	72	54	5	1	1	-
JPMorgan SmartRetirement® 2050 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.523	$18.367	$15.080	$14.163	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.574	$16.523	$18.367	$15.080	$14.163	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	21	31	27	23	20	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.972	$16.853	$14.010	$13.323	$13.738	$12.934	$10.669	$9.155	$10.468	$-
Accumulation unit value at end of period	$18.411	$14.972	$16.853	$14.010	$13.323	$13.738	$12.934	$10.669	$9.155	$-
Number of accumulation units outstanding at end of period (in thousands)	47	58	64	88	44	30	4	0	-	-

APP I-55

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
JPMorgan SmartRetirement® 2055 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.117	$17.903	$14.712	$13.809	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.075	$16.117	$17.903	$14.712	$13.809	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	-	2	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.819	$16.669	$13.870	$13.182	$13.590	$12.785	$10.546	$10.000	$-	$-
Accumulation unit value at end of period	$18.229	$14.819	$16.669	$13.870	$13.182	$13.590	$12.785	$10.546	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	32	24	16	11	3	1	-	-	-
JPMorgan SmartRetirement® 2060 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.395	$11.534	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.952	$10.395	$11.534	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.176	$11.434	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.522	$10.176	$11.434	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement® Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.623	$14.296	$12.893	$12.283	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.526	$13.623	$14.296	$12.893	$12.283	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	25	44	42	21	2	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.344	$13.118	$11.979	$11.555	$11.848	$11.432	$10.756	$9.902	$10.309	$-
Accumulation unit value at end of period	$13.893	$12.344	$13.118	$11.979	$11.555	$11.848	$11.432	$10.756	$9.902	$-
Number of accumulation units outstanding at end of period (in thousands)	37	40	50	2	14	17	17	11	20	-

APP I-56

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
LKCM Aquinas Catholic Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.847	$23.737	$19.651	$17.943	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.655	$21.847	$23.737	$19.651	$17.943	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793	$12.883	$-
Accumulation unit value at end of period	$25.337	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	5	4	4	3	3	-
Loomis Sayles Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.315	$22.062	$20.634	$19.075	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.668	$21.315	$22.062	$20.634	$19.075	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	144	150	155	136	136	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.852	$19.759	$18.713	$17.516	$19.137	$18.602	$17.882	$15.823	$15.525	$-
Accumulation unit value at end of period	$20.674	$18.852	$19.759	$18.713	$17.516	$19.137	$18.602	$17.882	$15.823	$-
Number of accumulation units outstanding at end of period (in thousands)	19	18	17	21	22	16	14	15	10	-
Lord Abbett Affiliated Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.018	$17.310	$14.907	$12.704	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.061	$16.018	$17.310	$14.907	$12.704	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.827	$18.414	$16.056	$13.855	$14.645	$13.233	$10.139	$8.858	$9.732	$-
Accumulation unit value at end of period	$20.812	$16.827	$18.414	$16.056	$13.855	$14.645	$13.233	$10.139	$8.858	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	10	10	16	16	20	25	-
APP I-57

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Lord Abbett Bond-Debenture Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.758	$19.497	$17.853	$15.887	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.270	$18.758	$19.497	$17.853	$15.887	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	21	22	25	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.219	$19.177	$17.780	$16.020	$16.507	$15.993	$15.023	$13.430	$13.092	$11.731
Accumulation unit value at end of period	$20.403	$18.219	$19.177	$17.780	$16.020	$16.507	$15.993	$15.023	$13.430	$13.092
Number of accumulation units outstanding at end of period (in thousands)	16	18	21	35	34	43	38	51	56	47
Lord Abbett Calibrated Dividend Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$44.637	$46.852	$39.342	$34.173	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$56.499	$44.637	$46.852	$39.342	$34.173	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.515	$18.617	$15.829	$13.921	$14.440	$13.106	$-	$-	$-	$-
Accumulation unit value at end of period	$21.895	$17.515	$18.617	$15.829	$13.921	$14.440	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	6	8	-	-	-	-
Lord Abbett Developing Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.727	$24.481	$18.843	$19.368	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.937	$25.727	$24.481	$18.843	$19.368	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	4	6	26	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.281	$21.469	$16.732	$17.414	$19.356	$18.982	$12.228	$11.216	$11.549	$-
Accumulation unit value at end of period	$29.025	$22.281	$21.469	$16.732	$17.414	$19.356	$18.982	$12.228	$11.216	$-
Number of accumulation units outstanding at end of period (in thousands)	22	23	27	27	27	28	19	19	8	-

APP I-58

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Lord Abbett Fundamental Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.966	$29.455	$26.075	$22.529	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.104	$26.966	$29.455	$26.075	$22.529	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	28	31	32	34	36	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.353	$25.832	$23.153	$20.256	$21.176	$20.053	$14.861	$13.589	$14.322	$-
Accumulation unit value at end of period	$28.312	$23.353	$25.832	$23.153	$20.256	$21.176	$20.053	$14.861	$13.589	$-
Number of accumulation units outstanding at end of period (in thousands)	22	23	23	25	25	24	30	43	42	-
Lord Abbett International Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.120	$11.152	$8.914	$9.081	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.074	$9.120	$11.152	$8.914	$9.081	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.786	$13.357	$10.810	$11.150	$11.609	$12.984	$10.751	$9.495	$10.953	$-
Accumulation unit value at end of period	$12.935	$10.786	$13.357	$10.810	$11.150	$11.609	$12.984	$10.751	$9.495	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	5	2	1	1	2	4	-
Massachusetts Investors Trust
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.540	$41.761	$33.814	$31.084	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$52.136	$39.540	$41.761	$33.814	$31.084	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	13	12	11	33	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.972	$37.404	$30.666	$28.543	$28.829	$26.306	$20.200	$17.162	$17.698	$-
Accumulation unit value at end of period	$45.540	$34.972	$37.404	$30.666	$28.543	$28.829	$26.306	$20.200	$17.162	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	9	13	11	10	8	5	4	-

APP I-59

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.492	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.341	$11.492	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.835	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.423	$10.835	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	11	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.687	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.900	$11.687	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	5	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.019	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.943	$11.019	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	23	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.751	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.213	$11.751	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-60

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.079	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.235	$11.079	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	45	40	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.765	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.405	$11.765	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	14	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.093	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.414	$11.093	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	36	35	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.724	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.521	$11.724	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.054	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.521	$11.054	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	30	26	-	-	-	-	-	-	-	-

APP I-61

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.739	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.654	$11.739	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.068	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.645	$11.068	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	22	20	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.897	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.835	$11.897	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.217	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.813	$11.217	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	23	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.927	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.883	$11.927	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-62

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.245	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.859	$11.245	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	6	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.612	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.257	$10.612	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.366	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.789	$10.366	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.887	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.473	$10.887	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	28	1	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.265	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.614	$10.265	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	0	-	-	-	-	-	-	-	-

APP I-63

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS® Core Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$32.026	$33.405	$26.846	$24.167	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$42.517	$32.026	$33.405	$26.846	$24.167	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.421	$30.020	$24.428	$22.266	$22.635	$20.628	$15.576	$13.520	$13.847	$-
Accumulation unit value at end of period	$37.263	$28.421	$30.020	$24.428	$22.266	$22.635	$20.628	$15.576	$13.520	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	1	1	0	-
MFS® Government Securities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.232	$13.197	$12.949	$12.869	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.038	$13.232	$13.197	$12.949	$12.869	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	161	244	242	188	237	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.580	$11.695	$11.620	$11.693	$11.820	$11.438	$11.935	$11.838	$11.182	$10.824
Accumulation unit value at end of period	$12.133	$11.580	$11.695	$11.620	$11.693	$11.820	$11.438	$11.935	$11.838	$11.182
Number of accumulation units outstanding at end of period (in thousands)	21	26	40	47	41	44	60	70	64	48
MFS® Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.120	$23.568	$18.056	$17.666	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.126	$24.120	$23.568	$18.056	$17.666	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.961	$21.730	$16.856	$16.699	$15.789	$14.734	$10.945	$9.462	$10.000	$-
Accumulation unit value at end of period	$29.786	$21.961	$21.730	$16.856	$16.699	$15.789	$14.734	$10.945	$9.462	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	8	7	6	6	5	5	0	-

APP I-64

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS® International Intrinsic Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$33.714	$37.138	$29.288	$28.174	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$42.332	$33.714	$37.138	$29.288	$28.174	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	288	314	313	311	279	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.819	$33.263	$26.561	$25.871	$24.606	$24.597	$19.554	$17.102	$17.657	$-
Accumulation unit value at end of period	$36.976	$29.819	$33.263	$26.561	$25.871	$24.606	$24.597	$19.554	$17.102	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	11	8	6	5	3	2	-
MFS® New Discovery Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.513	$17.801	$14.126	$13.008	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.647	$17.513	$17.801	$14.126	$13.008	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	161	146	143	142	181	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.868	$16.334	$13.124	$12.236	$12.660	$13.863	$9.966	$8.351	$10.648	$-
Accumulation unit value at end of period	$22.055	$15.868	$16.334	$13.124	$12.236	$12.660	$13.863	$9.966	$8.351	$-
Number of accumulation units outstanding at end of period (in thousands)	2	4	4	7	7	5	4	1	0	-
MFS® Research International Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.478	$12.210	$9.533	$9.643	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.372	$10.478	$12.210	$9.533	$9.643	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.170	$10.820	$8.554	$8.762	$9.057	$9.857	$8.412	$7.301	$8.291	$7.569
Accumulation unit value at end of period	$11.556	$9.170	$10.820	$8.554	$8.762	$9.057	$9.857	$8.412	$7.301	$8.291
Number of accumulation units outstanding at end of period (in thousands)	53	65	80	90	81	78	66	60	49	26

APP I-65

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS® Technology Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$64.270	$63.262	$45.695	$42.245	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$87.249	$64.270	$63.262	$45.695	$42.245	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$56.846	$56.663	$41.441	$38.793	$35.589	$32.675	$24.463	$21.680	$21.700	$-
Accumulation unit value at end of period	$76.212	$56.846	$56.663	$41.441	$38.793	$35.589	$32.675	$24.463	$21.680	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
MFS® Total Return Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.770	$15.991	$15.379	$14.867	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.316	$15.770	$15.991	$15.379	$14.867	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	28	94	94	18	3	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.380	$14.765	$14.379	$14.074	$14.342	$13.754	$14.088	$13.281	$12.642	$-
Accumulation unit value at end of period	$15.593	$14.380	$14.765	$14.379	$14.074	$14.342	$13.754	$14.088	$13.281	$-
Number of accumulation units outstanding at end of period (in thousands)	8	7	9	8	4	3	3	2	1	-
MFS® Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.603	$17.623	$15.714	$14.436	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.963	$16.603	$17.623	$15.714	$14.436	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	25	83	87	91	88	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.647	$17.893	$16.155	$15.027	$15.276	$14.279	$12.165	$11.065	$11.004	$10.121
Accumulation unit value at end of period	$19.767	$16.647	$17.893	$16.155	$15.027	$15.276	$14.279	$12.165	$11.065	$11.004
Number of accumulation units outstanding at end of period (in thousands)	36	42	45	36	33	33	34	33	28	21

APP I-66

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS® Utilities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.013	$17.862	$15.574	$13.980	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.492	$18.013	$17.862	$15.574	$13.980	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	6	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.343	$21.432	$18.921	$17.197	$20.434	$18.378	$15.485	$13.833	$13.141	$11.722
Accumulation unit value at end of period	$26.319	$21.343	$21.432	$18.921	$17.197	$20.434	$18.378	$15.485	$13.833	$13.141
Number of accumulation units outstanding at end of period (in thousands)	14	12	14	34	31	35	34	33	31	19
MFS® Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.730	$20.832	$17.735	$15.578	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.300	$18.730	$20.832	$17.735	$15.578	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	132	262	274	270	316	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.192	$18.238	$15.721	$13.982	$14.272	$13.102	$9.791	$8.537	$8.662	$7.873
Accumulation unit value at end of period	$20.747	$16.192	$18.238	$15.721	$13.982	$14.272	$13.102	$9.791	$8.537	$8.662
Number of accumulation units outstanding at end of period (in thousands)	40	39	42	54	59	58	48	58	52	35
MM S&P® Mid Cap Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.877	$14.582	$12.642	$10.553	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.149	$12.877	$14.582	$12.642	$10.553	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	11	11	10	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.153	$13.937	$12.234	$10.340	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.052	$12.153	$13.937	$12.234	$10.340	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	40	37	55	8	6	-	-	-	-	-

APP I-67

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Neuberger Berman Sustainable Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.967	$25.491	$21.537	$19.599	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.105	$23.967	$25.491	$21.537	$19.599	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441	$11.955	$-
Accumulation unit value at end of period	$26.619	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441	$-
Number of accumulation units outstanding at end of period (in thousands)	15	16	13	12	12	11	9	8	4	-
North Square Oak Ridge Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.193	$12.137	$10.330	$10.240	$10.874	$10.115	$-	$-	$-	$-
Accumulation unit value at end of period	$13.530	$11.193	$12.137	$10.330	$10.240	$10.874	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	14	13	15	15	12	-	-	-	-
Nuveen NWQ International Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.720	$11.896	$9.878	$9.685	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.485	$9.720	$11.896	$9.878	$9.685	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.807	$10.915	$9.178	$9.111	$9.001	$9.964	$8.295	$8.226	$10.298	$-
Accumulation unit value at end of period	$10.277	$8.807	$10.915	$9.178	$9.111	$9.001	$9.964	$8.295	$8.226	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	0	-
APP I-68

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
PGIM Jennison 20/20 Focus Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.032	$39.036	$30.838	$29.893	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$47.608	$37.032	$39.036	$30.838	$29.893	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.754	$34.963	$27.966	$27.449	$26.601	$25.340	$19.918	$17.854	$18.804	$-
Accumulation unit value at end of period	$41.585	$32.754	$34.963	$27.966	$27.449	$26.601	$25.340	$19.918	$17.854	$-
Number of accumulation units outstanding at end of period (in thousands)	1	4	5	6	5	5	5	6	7	-
PGIM Jennison Mid-Cap Growth Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.267	$39.615	$32.398	$31.202	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$49.743	$36.267	$39.615	$32.398	$31.202	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.077	$35.481	$29.381	$28.652	$29.821	$27.663	$21.939	$19.170	$19.010	$-
Accumulation unit value at end of period	$43.450	$32.077	$35.481	$29.381	$28.652	$29.821	$27.663	$21.939	$19.170	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	5	5	5	5	4	3	-
PGIM Jennison Natural Resources Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$5.864	$8.126	$7.742	$5.768	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$6.832	$5.864	$8.126	$7.742	$5.768	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	47	71	75	83	87	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$10.000	$-	$-
Accumulation unit value at end of period	$6.184	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	9	9	7	2	1	0	-	-	-

APP I-69

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
PIMCO Emerging Markets Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.237	$18.056	$16.386	$14.313	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.736	$17.237	$18.056	$16.386	$14.313	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.812	$17.833	$16.387	$14.494	$15.154	$15.246	$16.599	$14.443	$13.759	$12.367
Accumulation unit value at end of period	$19.010	$16.812	$17.833	$16.387	$14.494	$15.154	$15.246	$16.599	$14.443	$13.759
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	4	4	8	10	16	19	19
PIMCO Real Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.087	$15.452	$14.928	$14.268	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.309	$15.087	$15.452	$14.928	$14.268	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	89	92	106	66	154	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.002	$14.522	$14.205	$13.748	$14.372	$14.128	$15.792	$14.694	$13.389	$12.470
Accumulation unit value at end of period	$14.948	$14.002	$14.522	$14.205	$13.748	$14.372	$14.128	$15.792	$14.694	$13.389
Number of accumulation units outstanding at end of period (in thousands)	73	74	98	111	117	140	131	143	127	83
PIMCO Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.150	$17.253	$16.472	$16.116	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.506	$17.150	$17.253	$16.472	$16.116	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	58	73	102	159	271	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.346	$15.633	$15.113	$14.972	$15.109	$14.671	$15.205	$14.004	$13.667	$12.767
Accumulation unit value at end of period	$16.354	$15.346	$15.633	$15.113	$14.972	$15.109	$14.671	$15.205	$14.004	$13.667
Number of accumulation units outstanding at end of period (in thousands)	183	204	221	284	263	284	311	380	316	224

APP I-70

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
PIMCO Total Return ESG Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.717	$11.839	$11.361	$11.062	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.735	$11.717	$11.839	$11.361	$11.062	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$10.000	$-	$-
Accumulation unit value at end of period	$11.528	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	1	1	0	0	-	-
Pioneer Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.248	$41.982	$36.522	$30.652	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$47.979	$38.248	$41.982	$36.522	$30.652	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.830	$37.602	$33.122	$28.147	$28.425	$25.513	$20.043	$18.484	$17.591	$-
Accumulation unit value at end of period	$41.910	$33.830	$37.602	$33.122	$28.147	$28.425	$25.513	$20.043	$18.484	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	1	-	-	-	-	-	-	-
Pioneer Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.311	$18.636	$15.333	$13.991	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.988	$18.311	$18.636	$15.333	$13.991	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.702	$20.305	$16.917	$15.629	$15.894	$14.516	$11.047	$10.177	$10.800	$-
Accumulation unit value at end of period	$25.490	$19.702	$20.305	$16.917	$15.629	$15.894	$14.516	$11.047	$10.177	$-
Number of accumulation units outstanding at end of period (in thousands)	15	22	31	28	26	26	25	34	30	-

APP I-71

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Pioneer Global Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$8.695	$10.389	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.720	$8.695	$10.389	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.565	$10.363	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.429	$8.565	$10.363	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	22	25	25	-	-	-	-	-	-	-
Pioneer High Yield Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.087	$17.673	$16.408	$14.371	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.499	$17.087	$17.673	$16.408	$14.371	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.371	$18.193	$17.103	$15.168	$16.150	$16.381	$14.769	$13.000	$13.397	$11.535
Accumulation unit value at end of period	$19.576	$17.371	$18.193	$17.103	$15.168	$16.150	$16.381	$14.769	$13.000	$13.397
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	14	13	14	14	13	21	19
Pioneer Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.096	$17.512	$15.518	$13.366	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.048	$14.096	$17.512	$15.518	$13.366	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.356	$19.320	$17.334	$15.117	$16.359	$14.437	$10.997	$10.047	$10.827	$9.310
Accumulation unit value at end of period	$19.418	$15.356	$19.320	$17.334	$15.117	$16.359	$14.437	$10.997	$10.047	$10.827
Number of accumulation units outstanding at end of period (in thousands)	10	14	15	17	17	20	31	31	31	27

APP I-72

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Pioneer Select Mid Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.115	$28.922	$22.286	$21.536	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.989	$27.115	$28.922	$22.286	$21.536	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.114	$26.047	$20.322	$19.885	$19.862	$18.444	$12.935	$12.284	$12.762	$-
Accumulation unit value at end of period	$31.609	$24.114	$26.047	$20.322	$19.885	$19.862	$18.444	$12.935	$12.284	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	1	2	2	4	5	5	-
Pioneer Strategic Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.879	$18.228	$17.326	$16.095	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.703	$17.879	$18.228	$17.326	$16.095	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	103	150	139	120	84	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.354	$16.884	$16.250	$15.285	$15.707	$15.203	$15.167	$13.803	$13.554	$12.292
Accumulation unit value at end of period	$17.798	$16.354	$16.884	$16.250	$15.285	$15.707	$15.203	$15.167	$13.803	$13.554
Number of accumulation units outstanding at end of period (in thousands)	30	29	32	40	35	30	31	36	32	22
Putnam Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.839	$21.644	$18.236	$16.060	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.777	$19.839	$21.644	$18.236	$16.060	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	6	7	7	8	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.601	$23.865	$20.360	$18.154	$18.987	$17.098	$13.153	$11.191	$11.126	$-
Accumulation unit value at end of period	$27.719	$21.601	$23.865	$20.360	$18.154	$18.987	$17.098	$13.153	$11.191	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	6	6	8	6	7	5	-

APP I-73

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Putnam High Yield Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.412	$19.128	$17.918	$15.525	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.991	$18.412	$19.128	$17.918	$15.525	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	5	7	6	11	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.677	$18.597	$17.639	$15.475	$16.569	$16.458	$15.603	$13.726	$13.474	$-
Accumulation unit value at end of period	$19.904	$17.677	$18.597	$17.639	$15.475	$16.569	$16.458	$15.603	$13.726	$-
Number of accumulation units outstanding at end of period (in thousands)	13	14	14	14	13	13	9	10	6	-
Putnam International Capital Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.553	$12.642	$9.398	$9.677	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.282	$10.553	$12.642	$9.398	$9.677	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	3	4	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.128	$11.073	$8.334	$8.689	$8.602	$10.062	$8.231	$6.821	$8.771	$-
Accumulation unit value at end of period	$11.345	$9.128	$11.073	$8.334	$8.689	$8.602	$10.062	$8.231	$6.821	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	6	7	7	7	5	4	-
Putnam Multi-Cap Core Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.790	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.472	$8.790	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-74

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Putnam Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.530	$17.974	$14.954	$13.782	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.120	$17.530	$17.974	$14.954	$13.782	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.711	$19.427	$16.366	$15.272	$15.914	$15.800	$10.843	$9.606	$10.119	$-
Accumulation unit value at end of period	$25.425	$18.711	$19.427	$16.366	$15.272	$15.914	$15.800	$10.843	$9.606	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	2	2	4	-
Royce Small-Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.219	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.897	$9.219	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.136	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.665	$9.136	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	9	-	-	-	-	-	-	-	-
Royce Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.786	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.680	$8.786	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	22	-	-	-	-	-	-	-	-

APP I-75

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Russell LifePoints® Balanced Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.644	$11.506	$10.563	$9.829	$10.197	$9.981	$-	$-	$-	$-
Accumulation unit value at end of period	$11.966	$10.644	$11.506	$10.563	$9.829	$10.197	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	10	9	9	10	25	-	-	-	-
Russell LifePoints® Conservative Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.245	$10.647	$10.201	$9.799	$10.075	$9.991	$-	$-	$-	$-
Accumulation unit value at end of period	$11.084	$10.245	$10.647	$10.201	$9.799	$10.075	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	2	2	-	-	-	-
Russell LifePoints® Equity Growth Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.857	$12.146	$10.613	$9.691	$10.213	$9.976	$-	$-	$-	$-
Accumulation unit value at end of period	$12.732	$10.857	$12.146	$10.613	$9.691	$10.213	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-76

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Russell LifePoints® Growth Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.787	$11.822	$10.511	$9.716	$10.197	$9.981	$-	$-	$-	$-
Accumulation unit value at end of period	$12.321	$10.787	$11.822	$10.511	$9.716	$10.197	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	10	10	10	11	11	-	-	-	-
Russell LifePoints® Moderate Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.533	$11.163	$10.418	$9.814	$10.126	$9.983	$-	$-	$-	$-
Accumulation unit value at end of period	$11.526	$10.533	$11.163	$10.418	$9.814	$10.126	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	2	2	1	-	-	-	-
T. Rowe Price Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.040	$17.790	$15.400	$12.981	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.194	$16.040	$17.790	$15.400	$12.981	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.867	$15.575	$13.651	$11.652	$12.712	$12.040	$9.445	$8.201	$8.409	$-
Accumulation unit value at end of period	$17.242	$13.867	$15.575	$13.651	$11.652	$12.712	$12.040	$9.445	$8.201	$-
Number of accumulation units outstanding at end of period (in thousands)	18	16	15	27	32	29	28	34	31	-

APP I-77

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
T. Rowe Price Growth Stock Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.073	$25.467	$19.152	$18.983	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.626	$25.073	$25.467	$19.152	$18.983	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.678	$22.296	$16.978	$17.039	$15.642	$14.628	$10.695	$9.151	$9.403	$8.184
Accumulation unit value at end of period	$27.857	$21.678	$22.296	$16.978	$17.039	$15.642	$14.628	$10.695	$9.151	$9.403
Number of accumulation units outstanding at end of period (in thousands)	68	72	79	112	103	94	88	95	84	33
T. Rowe Price Retirement 2010 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.586	$16.251	$14.632	$13.729	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.012	$15.586	$16.251	$14.632	$13.729	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	5	4	3	3	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.640	$14.402	$13.130	$12.474	$12.788	$12.395	$11.270	$10.200	$10.327	$9.324
Accumulation unit value at end of period	$15.567	$13.640	$14.402	$13.130	$12.474	$12.788	$12.395	$11.270	$10.200	$10.327
Number of accumulation units outstanding at end of period (in thousands)	8	7	8	23	23	32	29	61	63	69
T. Rowe Price Retirement 2020 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.781	$17.745	$15.407	$14.412	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.926	$16.781	$17.745	$15.407	$14.412	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	38	39	65	56	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.686	$15.726	$13.825	$13.095	$13.375	$12.885	$11.105	$9.825	$10.122	$8.974
Accumulation unit value at end of period	$17.222	$14.686	$15.726	$13.825	$13.095	$13.375	$12.885	$11.105	$9.825	$10.122
Number of accumulation units outstanding at end of period (in thousands)	77	84	79	92	80	133	169	214	224	202
APP I-78

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
T. Rowe Price Retirement 2030 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.628	$18.903	$15.906	$14.845	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.487	$17.628	$18.903	$15.906	$14.845	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	28	31	32	30	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.427	$16.752	$14.273	$13.488	$13.729	$13.171	$10.896	$9.487	$9.925	$8.707
Accumulation unit value at end of period	$18.571	$15.427	$16.752	$14.273	$13.488	$13.729	$13.171	$10.896	$9.487	$9.925
Number of accumulation units outstanding at end of period (in thousands)	143	135	123	141	113	121	115	133	131	106
T. Rowe Price Retirement 2040 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.169	$19.692	$16.226	$15.148	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.537	$18.169	$19.692	$16.226	$15.148	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	17	16	23	17	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.901	$17.452	$14.560	$13.764	$13.986	$13.404	$10.831	$9.374	$9.886	$8.636
Accumulation unit value at end of period	$19.479	$15.901	$17.452	$14.560	$13.764	$13.986	$13.404	$10.831	$9.374	$9.886
Number of accumulation units outstanding at end of period (in thousands)	78	74	77	82	80	104	98	101	104	96
T. Rowe Price Retirement 2050 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.176	$19.751	$16.227	$15.138	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.661	$18.176	$19.751	$16.227	$15.138	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	6	3	4	1	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.907	$17.504	$14.561	$13.755	$13.966	$13.385	$10.823	$9.368	$9.872	$8.631
Accumulation unit value at end of period	$19.585	$15.907	$17.504	$14.561	$13.755	$13.966	$13.385	$10.823	$9.368	$9.872
Number of accumulation units outstanding at end of period (in thousands)	28	24	26	22	15	14	17	18	16	12

APP I-79

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
T. Rowe Price Retirement Balanced Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.978	$15.566	$14.175	$13.379	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.188	$14.978	$15.566	$14.175	$13.379	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	2	2	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.108	$13.795	$12.720	$12.156	$12.465	$12.206	$11.371	$10.513	$10.555	$9.754
Accumulation unit value at end of period	$14.855	$13.108	$13.795	$12.720	$12.156	$12.465	$12.206	$11.371	$10.513	$10.555
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	26	14	13	14	13	17	12
Templeton Developing Markets Trust
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.478	$12.503	$8.918	$7.568	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.243	$10.478	$12.503	$8.918	$7.568	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.359	$16.143	$11.658	$10.017	$12.628	$13.915	$14.271	$12.774	$15.371	$-
Accumulation unit value at end of period	$16.675	$13.359	$16.143	$11.658	$10.017	$12.628	$13.915	$14.271	$12.774	$-
Number of accumulation units outstanding at end of period (in thousands)	13	13	12	13	16	19	20	25	27	-
Templeton Foreign Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.028	$27.092	$23.140	$20.729	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.898	$23.028	$27.092	$23.140	$20.729	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	158	193	234	283	381	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.016	$22.655	$19.593	$17.772	$19.369	$21.987	$17.507	$14.953	$17.346	$-
Accumulation unit value at end of period	$21.120	$19.016	$22.655	$19.593	$17.772	$19.369	$21.987	$17.507	$14.953	$-
Number of accumulation units outstanding at end of period (in thousands)	14	16	16	22	24	26	31	28	29	-

APP I-80

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Templeton Global Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.558	$18.325	$17.904	$16.855	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.675	$18.558	$18.325	$17.904	$16.855	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	133	153	159	123	134	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.872	$17.872	$17.680	$16.853	$17.824	$17.768	$17.601	$15.389	$15.962	$-
Accumulation unit value at end of period	$17.762	$17.872	$17.872	$17.680	$16.853	$17.824	$17.768	$17.601	$15.389	$-
Number of accumulation units outstanding at end of period (in thousands)	44	54	64	84	83	98	99	101	73	-
Templeton Growth Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.553	$42.772	$36.309	$33.292	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$41.974	$36.553	$42.772	$36.309	$33.292	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.704	$18.609	$15.995	$14.850	$16.075	$16.595	$12.911	$10.756	$11.634	$-
Accumulation unit value at end of period	$17.809	$15.704	$18.609	$15.995	$14.850	$16.075	$16.595	$12.911	$10.756	$-
Number of accumulation units outstanding at end of period (in thousands)	10	11	9	11	12	14	15	22	23	-
The Hartford Balanced Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.986	$17.911	$16.075	$14.455	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.205	$16.986	$17.911	$16.075	$14.455	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.391	$16.435	$14.935	$13.598	$13.820	$13.010	$11.764	$10.562	$10.454	$-
Accumulation unit value at end of period	$18.081	$15.391	$16.435	$14.935	$13.598	$13.820	$13.010	$11.764	$10.562	$-
Number of accumulation units outstanding at end of period (in thousands)	8	6	5	3	1	1	0	0	-	-

APP I-81

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
The Hartford Capital Appreciation Fund — Class R4
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.015	$19.995	$16.490	$15.840	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.795	$19.015	$19.995	$16.490	$15.840	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.416	$17.480	$14.597	$14.198	$14.188	$13.385	$9.562	$8.052	$9.620	$-
Accumulation unit value at end of period	$21.140	$16.416	$17.480	$14.597	$14.198	$14.188	$13.385	$9.562	$8.052	$-
Number of accumulation units outstanding at end of period (in thousands)	16	16	19	31	40	45	42	43	32	-
The Hartford Capital Appreciation Fund — Class R5
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.853	$19.768	$16.252	$15.564	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.663	$18.853	$19.768	$16.252	$15.564	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.299	$17.306	$14.406	$13.970	$13.917	$13.092	$9.327	$7.831	$9.327	$8.339
Accumulation unit value at end of period	$21.057	$16.299	$17.306	$14.406	$13.970	$13.917	$13.092	$9.327	$7.831	$9.327
Number of accumulation units outstanding at end of period (in thousands)	76	81	89	118	125	133	141	179	230	244
The Hartford Conservative Allocation Fund — Class R4
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.409	$13.917	$12.646	$12.139	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.243	$13.409	$13.917	$12.646	$12.139	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	8	1	1	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.577	$12.167	$11.195	$10.880	$11.403	$11.577	$11.599	$10.733	$10.683	$-
Accumulation unit value at end of period	$12.996	$11.577	$12.167	$11.195	$10.880	$11.403	$11.577	$11.599	$10.733	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	6	5	4	3	3	4	4	-

APP I-82

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
The Hartford Conservative Allocation Fund — Class R5
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.604	$14.085	$12.753	$12.216	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.527	$13.604	$14.085	$12.753	$12.216	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.762	$12.331	$11.305	$10.964	$11.448	$11.594	$11.580	$10.684	$10.602	$9.688
Accumulation unit value at end of period	$13.257	$11.762	$12.331	$11.305	$10.964	$11.448	$11.594	$11.580	$10.684	$10.602
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	10	12	11	9	8	18	36
The Hartford Dividend and Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.240	$22.491	$19.102	$16.718	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.126	$21.240	$22.491	$19.102	$16.718	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.337	$19.662	$16.909	$14.984	$15.400	$13.882	$10.736	$9.622	$8.829	$7.934
Accumulation unit value at end of period	$23.128	$18.337	$19.662	$16.909	$14.984	$15.400	$13.882	$10.736	$9.622	$8.829
Number of accumulation units outstanding at end of period (in thousands)	18	19	19	20	23	20	15	23	9	-
The Hartford Growth Allocation Fund — Class R4
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.774	$17.034	$14.383	$13.673	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.234	$15.774	$17.034	$14.383	$13.673	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	35	35	36	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.618	$14.892	$12.732	$12.255	$12.876	$12.807	$10.779	$9.454	$10.003	$-
Accumulation unit value at end of period	$16.399	$13.618	$14.892	$12.732	$12.255	$12.876	$12.807	$10.779	$9.454	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	13	34	30	34	28	34	25	-

APP I-83

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
The Hartford Growth Allocation Fund — Class R5
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.772	$16.985	$14.299	$13.542	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.298	$15.772	$16.985	$14.299	$13.542	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.635	$14.870	$12.675	$12.155	$12.739	$12.628	$10.602	$9.269	$9.776	$8.635
Accumulation unit value at end of period	$16.477	$13.635	$14.870	$12.675	$12.155	$12.739	$12.628	$10.602	$9.269	$9.776
Number of accumulation units outstanding at end of period (in thousands)	23	25	25	26	31	52	48	60	60	70
The Hartford Growth Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.907	$25.961	$19.945	$20.171	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.666	$25.907	$25.961	$19.945	$20.171	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.366	$22.696	$17.655	$18.080	$16.566	$14.784	$11.106	$8.904	$9.947	$-
Accumulation unit value at end of period	$28.704	$22.366	$22.696	$17.655	$18.080	$16.566	$14.784	$11.106	$8.904	$-
Number of accumulation units outstanding at end of period (in thousands)	11	9	7	8	3	3	4	2	2	-
The Hartford Healthcare Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$29.897	$30.828	$25.358	$27.730	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$39.834	$29.897	$30.828	$25.358	$27.730	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.812	$26.953	$22.447	$24.855	$22.344	$17.893	$12.118	$10.232	$9.611	$-
Accumulation unit value at end of period	$33.964	$25.812	$26.953	$22.447	$24.855	$22.344	$17.893	$12.118	$10.232	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	4	4	3	3	2	2	1	-

APP I-84

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
The Hartford High Yield Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.803	$18.459	$17.234	$15.239	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.417	$17.803	$18.459	$17.234	$15.239	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$12.845	$-	$-
Accumulation unit value at end of period	$17.410	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-	-
The Hartford Inflation Plus Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.204	$13.386	$13.318	$12.659	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.081	$13.204	$13.386	$13.318	$12.659	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	5	5	5	5	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.678	$11.989	$12.078	$11.624	$11.950	$12.033	$13.423	$12.785	$11.453	$-
Accumulation unit value at end of period	$12.299	$11.678	$11.989	$12.078	$11.624	$11.950	$12.033	$13.423	$12.785	$-
Number of accumulation units outstanding at end of period (in thousands)	11	14	12	12	13	11	12	10	8	-
The Hartford MidCap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.585	$19.462	$17.214	$15.320	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.623	$16.585	$19.462	$17.214	$15.320	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.027	$17.858	$15.993	$14.412	$14.843	$13.952	$10.552	$8.593	$10.331	$-
Accumulation unit value at end of period	$19.349	$15.027	$17.858	$15.993	$14.412	$14.843	$13.952	$10.552	$8.593	$-
Number of accumulation units outstanding at end of period (in thousands)	1	5	5	4	2	1	2	0	-	-

APP I-85

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
The Hartford Total Return Bond Fund — Class R4
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.617	$14.831	$14.118	$13.616	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.062	$14.617	$14.831	$14.118	$13.616	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.621	$12.968	$12.499	$12.205	$12.479	$11.994	$12.385	$11.702	$11.149	$-
Accumulation unit value at end of period	$13.695	$12.621	$12.968	$12.499	$12.205	$12.479	$11.994	$12.385	$11.702	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	4	4	4	4	7	3	-
The Hartford Total Return Bond Fund — Class R5
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.040	$15.273	$14.449	$13.893	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.673	$15.040	$15.273	$14.449	$13.893	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.003	$13.372	$12.808	$12.470	$12.713	$12.182	$12.530	$11.814	$11.212	$-
Accumulation unit value at end of period	$14.235	$13.003	$13.372	$12.808	$12.470	$12.713	$12.182	$12.530	$11.814	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	0	0	1	-
Thornburg Core Growth Fund — Class R3
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.718	$17.186	$13.883	$14.233	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.519	$16.718	$17.186	$13.883	$14.233	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.103	$19.886	$16.265	$16.885	$16.653	$16.862	$11.986	$10.001	$9.998	$-
Accumulation unit value at end of period	$24.284	$19.103	$19.886	$16.265	$16.885	$16.653	$16.862	$11.986	$10.001	$-
Number of accumulation units outstanding at end of period (in thousands)	6	10	10	13	11	10	10	18	17	-

APP I-86

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Thornburg Core Growth Fund — Class R4
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.383	$40.438	$32.642	$33.424	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$50.744	$39.383	$40.438	$32.642	$33.424	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.833	$36.219	$29.602	$30.692	$30.241	$30.589	$21.721	$18.106	$18.079	$-
Accumulation unit value at end of period	$44.324	$34.833	$36.219	$29.602	$30.692	$30.241	$30.589	$21.721	$18.106	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
Thornburg International Value Fund — Class R3
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.881	$13.640	$10.931	$11.255	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.970	$10.881	$13.640	$10.931	$11.255	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	5	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.851	$16.313	$13.237	$13.801	$13.176	$14.202	$12.494	$10.984	$12.853	$11.456
Accumulation unit value at end of period	$16.295	$12.851	$16.313	$13.237	$13.801	$13.176	$14.202	$12.494	$10.984	$12.853
Number of accumulation units outstanding at end of period (in thousands)	23	24	29	35	33	36	46	53	57	47
Thornburg International Value Fund — Class R4
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.926	$26.182	$20.935	$21.522	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.926	$20.926	$26.182	$20.935	$21.522	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	25	4	4	4	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.508	$23.449	$18.986	$19.762	$18.824	$20.252	$17.785	$15.605	$18.218	$-
Accumulation unit value at end of period	$23.519	$18.508	$23.449	$18.986	$19.762	$18.824	$20.252	$17.785	$15.605	$-
Number of accumulation units outstanding at end of period (in thousands)	12	12	12	17	20	19	19	22	19	-

APP I-87

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Thornburg Value Fund — Class R3
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.444	$18.215	$14.766	$13.846	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.190	$16.444	$18.215	$14.766	$13.846	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	4	8	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.817	$21.107	$17.325	$16.449	$16.101	$14.620	$10.607	$9.706	$11.362	$-
Accumulation unit value at end of period	$23.947	$18.817	$21.107	$17.325	$16.449	$16.101	$14.620	$10.607	$9.706	$-
Number of accumulation units outstanding at end of period (in thousands)	6	7	7	11	10	11	11	17	15	-
Thornburg Value Fund — Class R4
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.850	$41.880	$33.914	$31.771	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$48.818	$37.850	$41.880	$33.914	$31.771	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.477	$37.511	$30.756	$29.174	$28.526	$25.878	$18.759	$17.144	$20.052	$-
Accumulation unit value at end of period	$42.641	$33.477	$37.511	$30.756	$29.174	$28.526	$25.878	$18.759	$17.144	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	1	2	2	3	3	2	-
TIAA-CREF Bond Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.241	$11.282	$10.936	$10.708	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.155	$11.241	$11.282	$10.936	$10.708	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$10.000	$-	$-
Accumulation unit value at end of period	$11.003	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-	-
APP I-88

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
TIAA-CREF Equity Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.596	$22.863	$18.918	$16.824	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.202	$21.596	$22.863	$18.918	$16.824	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	90	92	85	81	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$10.000	$-	$-
Accumulation unit value at end of period	$25.530	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	5	3	3	3	-	-	-	-	-
TIAA-CREF Large-Cap Growth Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.980	$24.421	$18.816	$17.626	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.602	$23.980	$24.421	$18.816	$17.626	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	82	87	81	82	2	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$10.000	$-	$-
Accumulation unit value at end of period	$29.512	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	11	7	3	-	-	0	-	-	-
TIAA-CREF Large-Cap Value Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.623	$21.453	$18.934	$16.185	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.743	$19.623	$21.453	$18.934	$16.185	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	106	103	96	87	47	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$10.000	$-	$-
Accumulation unit value at end of period	$22.398	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	8	-	-	-	0	-	-	-

APP I-89

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Timothy Plan Large/Mid-Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.888	$25.124	$21.381	$19.703	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.038	$22.888	$25.124	$21.381	$19.703	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858	$11.917	$-
Accumulation unit value at end of period	$25.676	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	1	1	2	2	1	-
UBS Dynamic Alpha Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.748	$17.852	$17.142	$17.469	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.073	$16.748	$17.852	$17.142	$17.469	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.812	$15.989	$15.545	$16.041	$17.440	$17.117	$16.387	$14.557	$14.985	$-
Accumulation unit value at end of period	$15.786	$14.812	$15.989	$15.545	$16.041	$17.440	$17.117	$16.387	$14.557	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
UBS Global Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.481	$13.526	$11.595	$11.436	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.819	$12.481	$13.526	$11.595	$11.436	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.804	$14.051	$12.197	$12.180	$12.579	$11.995	$11.012	$9.923	$10.886	$-
Accumulation unit value at end of period	$15.014	$12.804	$14.051	$12.197	$12.180	$12.579	$11.995	$11.012	$9.923	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-

APP I-90

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
UBS U.S. Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.592	$16.928	$14.664	$13.803	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.243	$15.592	$16.928	$14.664	$13.803	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.001	$17.592	$15.430	$14.707	$14.747	$13.617	$11.329	$10.200	$10.294	$-
Accumulation unit value at end of period	$19.503	$16.001	$17.592	$15.430	$14.707	$14.747	$13.617	$11.329	$10.200	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	-	-	-	-
Victory Diversified Stock Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.109	$25.517	$20.042	$19.320	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.575	$22.109	$25.517	$20.042	$19.320	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.257	$23.676	$18.828	$18.378	$19.165	$17.622	$13.271	$11.540	$12.507	$11.232
Accumulation unit value at end of period	$25.856	$20.257	$23.676	$18.828	$18.378	$19.165	$17.622	$13.271	$11.540	$12.507
Number of accumulation units outstanding at end of period (in thousands)	3	5	5	6	6	12	12	15	19	16
Victory Munder Mid-Cap Core Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$52.402	$60.825	$48.988	$45.751	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$66.051	$52.402	$60.825	$48.988	$45.751	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	5	6	1	1	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.343	$21.432	$18.921	$17.197	$20.434	$18.378	$15.485	$13.833	$13.141	$11.722
Accumulation unit value at end of period	$26.319	$21.343	$21.432	$18.921	$17.197	$20.434	$18.378	$15.485	$13.833	$13.141
Number of accumulation units outstanding at end of period (in thousands)	14	12	14	34	31	35	34	33	31	19

APP I-91

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Victory Special Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.138	$22.081	$17.504	$16.857	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.512	$19.138	$22.081	$17.504	$16.857	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	2	3	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.327	$19.076	$15.311	$14.930	$15.674	$14.890	$11.537	$10.603	$12.014	$10.110
Accumulation unit value at end of period	$20.652	$16.327	$19.076	$15.311	$14.930	$15.674	$14.890	$11.537	$10.603	$12.014
Number of accumulation units outstanding at end of period (in thousands)	14	14	16	21	24	26	26	30	38	32
Victory Sycamore Established Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$44.279	$49.325	$42.646	$35.345	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$56.836	$44.279	$49.325	$42.646	$35.345	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	162	191	188	147	126	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.163	$44.179	$38.676	$32.456	$32.641	$29.538	$22.249	$20.093	$20.325	$-
Accumulation unit value at end of period	$49.646	$39.163	$44.179	$38.676	$32.456	$32.641	$29.538	$22.249	$20.093	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	3	3	3	2	2	1	1	-
Victory Sycamore Small Company Opportunity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.404	$26.686	$23.938	$18.463	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.874	$24.404	$26.686	$23.938	$18.463	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	33	74	83	81	82	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.356	$23.649	$21.480	$16.775	$17.110	$16.275	$12.399	$11.194	$11.205	$9.336
Accumulation unit value at end of period	$26.683	$21.356	$23.649	$21.480	$16.775	$17.110	$16.275	$12.399	$11.194	$11.205
Number of accumulation units outstanding at end of period (in thousands)	26	28	31	35	33	30	24	28	20	8

APP I-92

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Virtus Ceredex Large-Cap Value Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.454	$20.650	$17.817	$15.468	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.094	$18.454	$20.650	$17.817	$15.468	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.722	$18.948	$16.554	$14.551	$15.504	$14.175	$10.723	$9.348	$10.340	$-
Accumulation unit value at end of period	$21.561	$16.722	$18.948	$16.554	$14.551	$15.504	$14.175	$10.723	$9.348	$-
Number of accumulation units outstanding at end of period (in thousands)	-	3	3	1	-	-	0	-	-	-
Virtus Ceredex Mid-Cap Value Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$48.151	$43.290	$36.127	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$44.261	$48.151	$43.290	$36.127	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.148	$43.127	$39.259	$33.174	$35.839	$32.783	$25.362	$21.156	$23.170	$-
Accumulation unit value at end of period	$51.278	$39.148	$43.127	$39.259	$33.174	$35.839	$32.783	$25.362	$21.156	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	7	8	7	6	5	5	-
Virtus Ceredex Small-Cap Value Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.934	$45.746	$41.568	$32.280	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$46.808	$39.934	$45.746	$41.568	$32.280	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	2	2	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$35.320	$40.973	$37.698	$29.642	$31.998	$31.820	$23.930	$20.804	$21.940	$-
Accumulation unit value at end of period	$40.886	$35.320	$40.973	$37.698	$29.642	$31.998	$31.820	$23.930	$20.804	$-
Number of accumulation units outstanding at end of period (in thousands)	7	9	9	10	9	10	9	7	5	-

APP I-93

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wells Fargo Asset Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.592	$15.032	$13.094	$12.508	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.279	$13.592	$15.032	$13.094	$12.508	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.695	$15.338	$13.528	$13.084	$13.950	$14.071	$12.797	$11.742	$11.752	$-
Accumulation unit value at end of period	$16.199	$13.695	$15.338	$13.528	$13.084	$13.950	$14.071	$12.797	$11.742	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	6	5	5	7	6	12	7	-
Wells Fargo Core Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.661	$12.745	$12.355	$12.064	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.689	$12.661	$12.745	$12.355	$12.064	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.384	$11.604	$11.390	$11.262	$11.379	$10.894	$11.288	$10.769	$10.077	$-
Accumulation unit value at end of period	$12.156	$11.384	$11.604	$11.390	$11.262	$11.379	$10.894	$11.288	$10.769	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	0	0	0	-
Wells Fargo Emerging Markets Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.742	$28.294	$21.050	$18.853	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.289	$23.742	$28.294	$21.050	$18.853	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	1	1	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.999	$25.342	$19.089	$17.311	$20.238	$21.620	$22.475	$20.231	$23.866	$-
Accumulation unit value at end of period	$26.456	$20.999	$25.342	$19.089	$17.311	$20.238	$21.620	$22.475	$20.231	$-
Number of accumulation units outstanding at end of period (in thousands)	39	41	42	49	48	48	42	32	22	-

APP I-94

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wells Fargo International Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.997	$12.069	$9.728	$9.329	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.497	$9.997	$12.069	$9.728	$9.329	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.425	$13.969	$11.400	$11.069	$10.957	$11.706	$9.847	$8.770	$10.299	$-
Accumulation unit value at end of period	$12.977	$11.425	$13.969	$11.400	$11.069	$10.957	$11.706	$9.847	$8.770	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
Wells Fargo Utility and Telecommunications Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.655	$29.688	$26.121	$23.197	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$39.084	$30.655	$29.688	$26.121	$23.197	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.113	$26.591	$23.689	$21.300	$23.466	$20.443	$17.506	$16.273	$14.180	$-
Accumulation unit value at end of period	$34.139	$27.113	$26.591	$23.689	$21.300	$23.466	$20.443	$17.506	$16.273	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	2	1	1	-
Alger Capital Appreciation Institutional Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.005	$27.242	$20.793	$20.698	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.948	$27.005	$27.242	$20.793	$20.698	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	7	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.773	$33.480	$25.874	$26.079	$24.859	$22.216	$16.687	$14.306	$14.637	$13.060
Accumulation unit value at end of period	$43.085	$32.773	$33.480	$25.874	$26.079	$24.859	$22.216	$16.687	$14.306	$14.637
Number of accumulation units outstanding at end of period (in thousands)	24	23	27	36	31	31	26	26	20	19

APP I-95

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger Mid Cap Growth Institutional Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.676	$18.084	$13.959	$13.762	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.645	$16.676	$18.084	$13.959	$13.762	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	7	8	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.795	$21.738	$16.990	$16.959	$17.412	$16.119	$11.983	$10.438	$11.457	$-
Accumulation unit value at end of period	$25.374	$19.795	$21.738	$16.990	$16.959	$17.412	$16.119	$11.983	$10.438	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	4	7	10	12	13	16	-
Alger Small Cap Growth Institutional Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.214	$20.209	$15.736	$14.689	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.233	$20.214	$20.209	$15.736	$14.689	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.475	$17.692	$13.949	$13.184	$13.809	$14.018	$10.579	$9.528	$9.936	$-
Accumulation unit value at end of period	$22.397	$17.475	$17.692	$13.949	$13.184	$13.809	$14.018	$10.579	$9.528	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	4	4	4	6	5	4	-
Blackrock S&P 500 Index V.I. Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.357	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.254	$9.357	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	120	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.266	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.984	$9.266	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	36	-	-	-	-	-	-	-	-

APP I-96

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Hartford Balanced HLS Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.352	$18.361	$15.925	$15.053	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.252	$17.352	$18.361	$15.925	$15.053	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.280	$18.516	$16.261	$15.563	$15.770	$14.582	$12.214	$11.068	$11.031	$-
Accumulation unit value at end of period	$20.900	$17.280	$18.516	$16.261	$15.563	$15.770	$14.582	$12.214	$11.068	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	2	2	2	2	2	-
Hartford Dividend and Growth HLS Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.652	$21.869	$18.515	$16.159	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.497	$20.652	$21.869	$18.515	$16.159	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.696	$23.265	$19.945	$17.624	$18.102	$16.266	$12.518	$11.186	$11.208	$10.049
Accumulation unit value at end of period	$27.491	$21.696	$23.265	$19.945	$17.624	$18.102	$16.266	$12.518	$11.186	$11.208
Number of accumulation units outstanding at end of period (in thousands)	33	36	44	68	77	74	92	114	112	97
Hartford Growth Opportunities HLS Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.611	$23.542	$18.090	$18.231	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.778	$23.611	$23.542	$18.090	$18.231	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.123	$26.376	$20.522	$20.941	$19.023	$16.924	$12.654	$10.126	$11.280	$-
Accumulation unit value at end of period	$33.629	$26.123	$26.376	$20.522	$20.941	$19.023	$16.924	$12.654	$10.126	$-
Number of accumulation units outstanding at end of period (in thousands)	23	28	32	47	47	55	53	72	70	-

APP I-97

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Hartford Healthcare HLS Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$31.371	$32.328	$26.507	$29.013	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$41.937	$31.371	$32.328	$26.507	$29.013	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	8	11	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.920	$32.267	$26.788	$29.689	$26.610	$21.216	$14.180	$11.933	$11.161	$-
Accumulation unit value at end of period	$40.821	$30.920	$32.267	$26.788	$29.689	$26.610	$21.216	$14.180	$11.933	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	5	3	3	4	3	4	-
Hartford Small Company HLS Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.217	$20.125	$15.966	$15.683	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.285	$19.217	$20.125	$15.966	$15.683	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	9	27	31	26	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.660	$17.668	$14.193	$14.116	$15.613	$14.796	$10.406	$9.135	$9.598	$7.848
Accumulation unit value at end of period	$22.504	$16.660	$17.668	$14.193	$14.116	$15.613	$14.796	$10.406	$9.135	$9.598
Number of accumulation units outstanding at end of period (in thousands)	8	9	9	10	10	12	16	18	20	17
Hartford SmallCap Growth HLS Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.469	$26.636	$22.242	$19.846	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.788	$23.469	$26.636	$22.242	$19.846	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.290	$26.768	$22.632	$20.447	$20.870	$20.017	$14.027	$12.129	$12.139	$-
Accumulation unit value at end of period	$31.154	$23.290	$26.768	$22.632	$20.447	$20.870	$20.017	$14.027	$12.129	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	4	4	5	5	6	6	-
APP I-98

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Hartford Total Return Bond HLS Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.056	$15.194	$14.498	$13.912	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.609	$15.056	$15.194	$14.498	$13.912	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.547	$13.845	$13.376	$12.996	$13.268	$12.712	$13.089	$12.355	$11.723	$11.068
Accumulation unit value at end of period	$14.759	$13.547	$13.845	$13.376	$12.996	$13.268	$12.712	$13.089	$12.355	$11.723
Number of accumulation units outstanding at end of period (in thousands)	17	18	22	33	40	47	52	55	54	67
Hartford Ultrashort Bond HLS Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.640	$10.506	$10.422	$10.356	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.910	$10.640	$10.506	$10.422	$10.356	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	2	12	12	12	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.588	$9.588	$9.631	$9.689	$9.820	$9.953	$10.088	$10.215	$10.344	$10.474
Accumulation unit value at end of period	$9.710	$9.588	$9.588	$9.631	$9.689	$9.820	$9.953	$10.088	$10.215	$10.344
Number of accumulation units outstanding at end of period (in thousands)	46	47	50	62	71	75	87	122	143	134

APP I-99

This form must be completed for all tax-sheltered annuities.
SECTION 403(b)(11) ACKNOWLEDGMENT FORM
The Talcott Resolution Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:
a.
attained age 59½

b.
severance from employment

c.
died, or

d.
become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59½ because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Talcott Resolution variable annuity. Please refer to your Plan.
Please complete the following and return to:
MassMutual U.S. Workplace Solutions
P.O. Box 1583
Hartford, CT 06144-1583
Name of Contractholder/Participant
Address
City or Plan/School District
Date

FOR
STATEMENT OF ADDITIONAL INFORMATION

To obtain a Statement of Additional Information, complete the form below and mail to:
MassMutual U.S. Workplace Solutions
P.O. Box 1583
Hartford, CT 06144-1583
Please send the current Statement of Additional Information for HV-6776 to me at the following address:

Name

Address

City/State Zip Code

Part B

Statement of Additional Information Talcott Resolution Life Insurance Company Separate Account Eleven Premier InnovationsSM HV-6776
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.
To obtain a prospectus, send a written request to Talcott Resolution Life Insurance Company Attn: MassMutual U.S. Workplace Solutions, P.O. Box 1583, Hartford, CT 06144-1583.
Date of Prospectus: May 1, 2020
Date of Statement of Additional Information: May 1, 2020

 2

GENERAL INFORMATION
Safekeeping of Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.
Experts
The consolidated financial statements of Talcott Resolution Life Insurance Company included in this Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place I, 185 Asylum St, Hartford, Connecticut 06103.
The financial statements of Talcott Resolution Life Insurance Company Separate Account Eleven as of December 31, 2019 and for each of the years or periods in the two years then ended presented therein, have been included herein in reliance upon the report of KPMG LLP, an independent registered public accounting firm, also included herein, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is Two Financial Center, 60 South Street, Boston MA 20111.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.
Principal Underwriter
Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.
MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2019, 2018, and 2017, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.
Additional Payments
As of December 31, 2019, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.

 3

PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Talcott Resolution uses a hypothetical initial premium payment of  $1,000.00 and deducts for any applicable Program and Administrative Charge, the highest possible Contingent Deferred Sales Charge, and the Annual Maintenance Fee.
The formula Talcott Resolution uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of  $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying Fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Contingent Deferred Sales Charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.
The formula Talcott Resolution uses to calculate yield is: YIELD = 2[(a – b/cd +1)6 – 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying Fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying Fund. The first step in determining yield is to compute the base period return. Talcott Resolution takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Talcott Resolution then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR”. Once the base period return is calculated, Talcott Resolution then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A – B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that Talcott Resolution deducts for Program and Administrative Charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Talcott Resolution uses is:

 4

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] – 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

APPENDIX I
ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the applicable Program and Administrative Charge payable by you. The tables show the classes of Accumulation Unit Values corresponding to all currently applicable Program and Administrative Charges. Tables showing only the highest and lowest currently applicable Accumulation Unit Value appear in the Prospectus.

Program and Administrative Charge
(as a percentage of daily Sub-Account value)

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB Discovery Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.053	$24.832	$22.032	$17.714	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.209	$21.053	$24.832	$22.032	$17.714	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.282	$24.006	$21.374	$17.245	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.200	$20.282	$24.006	$21.374	$17.245	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	8	7	13	1	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.960	$23.661	$21.098	$17.048	$18.206	$16.846	$12.339	$10.504	$11.525	$-
Accumulation unit value at end of period	$23.780	$19.960	$23.661	$21.098	$17.048	$18.206	$16.846	$12.339	$10.504	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	7	22	23	22	22	19	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.435	$23.096	$20.646	$16.724	$17.906	$16.609	$12.195	$10.408	$11.448	$-
Accumulation unit value at end of period	$23.097	$19.434	$23.096	$20.646	$16.724	$17.906	$16.609	$12.195	$10.408	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	5	5	-	0	0	2	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.228	$22.874	$20.468	$16.596	$17.787	$16.516	$12.139	$10.370	$11.418	$-
Accumulation unit value at end of period	$22.829	$19.228	$22.874	$20.468	$16.596	$17.787	$16.516	$12.139	$10.370	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	6	4	2	2	2	2	2	-

APP I-1

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.822	$22.437	$20.116	$16.344	$17.551	$16.330	$12.026	$10.294	$11.357	$-
Accumulation unit value at end of period	$22.302	$18.822	$22.437	$20.116	$16.344	$17.551	$16.330	$12.026	$10.294	$-
Number of accumulation units outstanding at end of period (in thousands)	8	13	13	6	6	11	10	7	5	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.425	$22.007	$19.771	$16.095	$17.319	$16.146	$11.914	$10.219	$11.297	$-
Accumulation unit value at end of period	$21.788	$18.425	$22.007	$19.771	$16.095	$17.319	$16.146	$11.914	$10.219	$-
Number of accumulation units outstanding at end of period (in thousands)	7	9	6	14	14	16	17	18	20	-
AB Global Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.808	$12.818	$12.447	$11.811	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.761	$12.808	$12.818	$12.447	$11.811	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.459	$12.513	$12.193	$11.611	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.340	$12.459	$12.513	$12.193	$11.611	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.313	$12.385	$12.086	$11.527	$11.529	$10.837	$11.131	$10.452	$10.184	$-
Accumulation unit value at end of period	$13.163	$12.313	$12.385	$12.086	$11.527	$11.529	$10.837	$11.131	$10.452	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.073	$12.174	$11.910	$11.387	$11.418	$10.759	$11.078	$10.428	$10.179	$-
Accumulation unit value at end of period	$12.874	$12.073	$12.174	$11.910	$11.387	$11.418	$10.759	$11.078	$10.428	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.978	$12.090	$11.840	$11.331	$11.374	$10.728	$11.058	$10.419	$10.176	$-
Accumulation unit value at end of period	$12.760	$11.978	$12.090	$11.840	$11.331	$11.374	$10.728	$11.058	$10.419	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	2	2	2	1	1	-

APP I-2

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.791	$11.925	$11.702	$11.221	$11.286	$10.666	$11.016	$10.401	$10.172	$-
Accumulation unit value at end of period	$12.536	$11.791	$11.925	$11.702	$11.221	$11.286	$10.666	$11.016	$10.401	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	1	1	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.606	$11.762	$11.565	$11.112	$11.199	$10.605	$10.975	$10.382	$10.167	$-
Accumulation unit value at end of period	$12.315	$11.606	$11.762	$11.565	$11.112	$11.199	$10.605	$10.975	$10.382	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	1	-	-	0	0	-	-
AB Global Risk Allocation Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.559	$17.104	$15.301	$14.272	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.095	$15.559	$17.104	$15.301	$14.272	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.920	$19.768	$17.746	$16.610	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.768	$17.920	$19.768	$17.746	$16.610	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	4	4	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.456	$19.285	$17.338	$16.253	$16.958	$15.877	$15.967	$13.841	$13.076	$-
Accumulation unit value at end of period	$20.199	$17.456	$19.285	$17.338	$16.253	$16.958	$15.877	$15.967	$13.841	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	1	1	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.737	$13.000	$11.717	$11.011	$11.518	$10.810	$10.899	$9.471	$8.970	$-
Accumulation unit value at end of period	$13.548	$11.737	$13.000	$11.717	$11.011	$11.518	$10.810	$10.899	$9.471	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	1	3	3	1	1	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.418	$18.203	$16.422	$15.448	$16.176	$15.197	$15.337	$13.341	$12.649	$-
Accumulation unit value at end of period	$18.932	$16.418	$18.203	$16.422	$15.448	$16.176	$15.197	$15.337	$13.341	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	1	1	1	2	1	1	1	-

APP I-3

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.336	$12.593	$11.384	$10.730	$11.258	$10.598	$10.717	$9.341	$8.874	$-
Accumulation unit value at end of period	$13.045	$11.336	$12.593	$11.384	$10.730	$11.258	$10.598	$10.717	$9.341	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	-	-	-	0	0	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.308	$17.040	$15.435	$14.577	$15.325	$14.455	$14.647	$12.792	$12.177	$-
Accumulation unit value at end of period	$17.581	$15.308	$17.040	$15.435	$14.577	$15.325	$14.455	$14.647	$12.792	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	5	5	5	5	4	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.737	$13.000	$11.717	$11.011	$7.874	$7.528	$5.807	$5.187	$6.214	$-
Accumulation unit value at end of period	$13.548	$11.737	$13.000	$11.717	$11.011	$7.874	$7.528	$5.807	$5.187	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	1	-	0	0	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.418	$18.203	$16.422	$15.448	$11.713	$11.209	$8.655	$7.740	$9.282	$-
Accumulation unit value at end of period	$18.932	$16.418	$18.203	$16.422	$15.448	$11.713	$11.209	$8.655	$7.740	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	1	1	1	2	2	1	3	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.336	$12.593	$11.384	$10.730	$7.696	$7.380	$5.710	$5.116	$6.148	$-
Accumulation unit value at end of period	$13.045	$11.336	$12.593	$11.384	$10.730	$7.696	$7.380	$5.710	$5.116	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	-	-	-	0	0	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.308	$17.040	$15.435	$14.577	$11.278	$10.836	$8.401	$7.542	$9.081	$-
Accumulation unit value at end of period	$17.581	$15.308	$17.040	$15.435	$14.577	$11.278	$10.836	$8.401	$7.542	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	5	2	3	4	3	-
AB Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.297	$23.431	$17.507	$17.256	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.855	$24.297	$23.431	$17.507	$17.256	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-4

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.790	$23.991	$17.988	$17.792	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.387	$24.790	$23.991	$17.988	$17.792	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.927	$22.222	$16.686	$16.529	$15.268	$13.592	$10.239	$9.080	$9.031	$-
Accumulation unit value at end of period	$29.909	$22.927	$22.222	$16.686	$16.529	$15.268	$13.592	$10.239	$9.080	$-
Number of accumulation units outstanding at end of period (in thousands)	1	3	4	2	2	2	1	1	2	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.271	$21.640	$16.291	$16.177	$14.980	$13.370	$10.097	$8.976	$8.950	$-
Accumulation unit value at end of period	$28.981	$22.271	$21.640	$16.291	$16.177	$14.980	$13.370	$10.097	$8.976	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	1	1	2	2	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.396	$25.674	$19.347	$19.231	$17.826	$15.925	$12.038	$10.713	$10.693	$-
Accumulation unit value at end of period	$34.314	$26.396	$25.674	$19.347	$19.231	$17.826	$15.925	$12.038	$10.713	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.509	$20.963	$15.828	$15.765	$14.642	$13.107	$9.928	$8.852	$8.854	$-
Accumulation unit value at end of period	$27.906	$21.509	$20.963	$15.828	$15.765	$14.642	$13.107	$9.928	$8.852	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.104	$24.516	$18.547	$18.510	$17.227	$15.451	$11.727	$10.477	$10.500	$-
Accumulation unit value at end of period	$32.504	$25.104	$24.516	$18.547	$18.510	$17.227	$15.451	$11.727	$10.477	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
AB High Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.685	$15.588	$14.442	$12.535	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.697	$14.685	$15.588	$14.442	$12.535	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-5

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.285	$15.217	$14.148	$12.322	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.186	$14.285	$15.217	$14.148	$12.322	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	21	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.117	$15.061	$14.024	$12.232	$12.805	$12.466	$11.750	$9.958	$10.280	$-
Accumulation unit value at end of period	$15.972	$14.117	$15.061	$14.024	$12.232	$12.805	$12.466	$11.750	$9.958	$-
Number of accumulation units outstanding at end of period (in thousands)	8	7	6	16	4	4	3	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.842	$14.804	$13.820	$12.084	$12.681	$12.377	$11.695	$9.935	$10.275	$-
Accumulation unit value at end of period	$15.621	$13.842	$14.804	$13.820	$12.084	$12.681	$12.377	$11.695	$9.935	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	5	4	3	1	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.733	$14.703	$13.739	$12.025	$12.632	$12.341	$11.673	$9.927	$10.272	$-
Accumulation unit value at end of period	$15.483	$13.733	$14.703	$13.739	$12.025	$12.632	$12.341	$11.673	$9.927	$-
Number of accumulation units outstanding at end of period (in thousands)	3	1	6	14	4	3	3	2	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.518	$14.502	$13.578	$11.908	$12.535	$12.270	$11.629	$9.909	$10.268	$-
Accumulation unit value at end of period	$15.211	$13.518	$14.502	$13.578	$11.908	$12.535	$12.270	$11.629	$9.909	$-
Number of accumulation units outstanding at end of period (in thousands)	15	17	16	5	12	8	5	1	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.307	$14.304	$13.419	$11.793	$12.438	$12.200	$11.586	$9.891	$10.263	$-
Accumulation unit value at end of period	$14.943	$13.307	$14.304	$13.419	$11.793	$12.438	$12.200	$11.586	$9.891	$-
Number of accumulation units outstanding at end of period (in thousands)	6	10	8	5	5	4	4	1	0	-
AB International Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.603	$22.911	$18.354	$18.534	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.503	$17.603	$22.911	$18.354	$18.534	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	-	1	-	-	-	-	-

APP I-6

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$9.878	$12.902	$10.372	$10.511	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.465	$9.878	$12.902	$10.372	$10.511	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	4	7	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.676	$12.657	$10.190	$10.342	$10.138	$10.904	$8.978	$7.901	$9.950	$-
Accumulation unit value at end of period	$11.214	$9.676	$12.657	$10.190	$10.342	$10.138	$10.904	$8.978	$7.901	$-
Number of accumulation units outstanding at end of period (in thousands)	8	7	7	14	15	7	7	7	7	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$5.813	$7.623	$6.153	$6.260	$6.152	$6.633	$5.475	$4.830	$6.098	$-
Accumulation unit value at end of period	$6.720	$5.813	$7.623	$6.153	$6.260	$6.152	$6.633	$5.475	$4.830	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	2	5	4	5	0	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.220	$12.103	$9.779	$9.959	$9.797	$10.574	$8.736	$7.715	$9.751	$-
Accumulation unit value at end of period	$10.648	$9.220	$12.103	$9.779	$9.959	$9.797	$10.574	$8.736	$7.715	$-
Number of accumulation units outstanding at end of period (in thousands)	21	21	26	22	37	55	56	53	50	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$5.614	$7.384	$5.978	$6.100	$6.013	$6.503	$5.384	$4.764	$6.033	$-
Accumulation unit value at end of period	$6.471	$5.614	$7.384	$5.978	$6.100	$6.013	$6.503	$5.384	$4.764	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	4	8	19	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.946	$11.791	$9.564	$9.780	$9.659	$10.467	$8.683	$7.698	$9.769	$-
Accumulation unit value at end of period	$10.290	$8.946	$11.791	$9.564	$9.780	$9.659	$10.467	$8.683	$7.698	$-
Number of accumulation units outstanding at end of period (in thousands)	14	16	15	25	25	29	45	43	40	-
AB Sustainable International Thematic Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.141	$11.059	$8.225	$8.853	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.597	$9.141	$11.059	$8.225	$8.853	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-7

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$8.847	$10.740	$8.016	$8.658	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.184	$8.847	$10.740	$8.016	$8.658	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$8.626	$10.488	$7.839	$8.480	$8.707	$8.876	$7.873	$6.857	$8.254	$-
Accumulation unit value at end of period	$10.889	$8.626	$10.488	$7.839	$8.480	$8.707	$8.876	$7.873	$6.857	$-
Number of accumulation units outstanding at end of period (in thousands)	15	24	22	14	16	4	3	3	4	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$8.379	$10.213	$7.653	$8.300	$8.543	$8.730	$7.763	$6.778	$8.180	$-
Accumulation unit value at end of period	$10.551	$8.379	$10.213	$7.653	$8.300	$8.543	$8.730	$7.763	$6.778	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	5	5	6	5	4	4	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.659	$14.226	$10.670	$11.583	$11.935	$12.209	$10.868	$9.498	$11.473	$-
Accumulation unit value at end of period	$14.666	$11.659	$14.226	$10.670	$11.583	$11.935	$12.209	$10.868	$9.498	$-
Number of accumulation units outstanding at end of period (in thousands)	10	6	8	3	3	3	0	0	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$8.092	$9.894	$7.436	$8.088	$8.350	$8.559	$7.634	$6.685	$8.092	$-
Accumulation unit value at end of period	$10.159	$8.092	$9.894	$7.436	$8.088	$8.350	$8.559	$7.634	$6.685	$-
Number of accumulation units outstanding at end of period (in thousands)	5	9	10	9	6	5	11	8	5	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.088	$13.584	$10.229	$11.149	$11.534	$11.846	$10.587	$9.289	$11.266	$-
Accumulation unit value at end of period	$13.893	$11.088	$13.584	$10.229	$11.149	$11.534	$11.846	$10.587	$9.289	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	11	11	10	10	17	19	-
AB Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.528	$13.577	$11.973	$10.790	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.820	$11.528	$13.577	$11.973	$10.790	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-8

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.068	$13.081	$11.576	$10.469	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.221	$11.068	$13.081	$11.576	$10.469	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.876	$12.874	$11.410	$10.334	$11.247	$10.132	$7.503	$6.565	$6.873	$-
Accumulation unit value at end of period	$12.973	$10.876	$12.874	$11.410	$10.334	$11.247	$10.132	$7.503	$6.565	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.322	$12.248	$10.882	$9.881	$10.781	$9.736	$7.228	$6.340	$6.654	$-
Accumulation unit value at end of period	$12.281	$10.322	$12.248	$10.882	$9.881	$10.781	$9.736	$7.228	$6.340	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	-	-	-	0	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.442	$12.403	$11.031	$10.026	$10.950	$9.899	$7.356	$6.459	$6.786	$-
Accumulation unit value at end of period	$12.411	$10.442	$12.403	$11.031	$10.026	$10.950	$9.899	$7.356	$6.459	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.968	$11.864	$10.573	$9.629	$10.538	$9.545	$7.107	$6.253	$6.582	$-
Accumulation unit value at end of period	$11.825	$9.968	$11.864	$10.573	$9.629	$10.538	$9.545	$7.107	$6.253	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.967	$11.886	$10.614	$9.686	$10.621	$9.639	$7.192	$6.340	$6.687	$-
Accumulation unit value at end of period	$11.799	$9.967	$11.886	$10.614	$9.686	$10.621	$9.639	$7.192	$6.340	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	1	0	0	0	-
AllianzGI NFJ Dividend Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.489	$17.233	$14.895	$12.854	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.308	$15.489	$17.233	$14.895	$12.854	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-9

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.922	$16.660	$14.450	$12.514	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.535	$14.922	$16.660	$14.450	$12.514	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	14	11	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.685	$16.420	$14.263	$12.371	$13.607	$12.472	$9.744	$8.595	$8.380	$7.448
Accumulation unit value at end of period	$18.214	$14.685	$16.420	$14.263	$12.371	$13.607	$12.472	$9.744	$8.595	$8.380
Number of accumulation units outstanding at end of period (in thousands)	34	104	98	88	122	135	136	103	71	48
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.298	$16.028	$13.958	$12.136	$13.382	$12.297	$9.631	$8.517	$8.324	$7.417
Accumulation unit value at end of period	$17.690	$14.298	$16.028	$13.958	$12.136	$13.382	$12.297	$9.631	$8.517	$8.324
Number of accumulation units outstanding at end of period (in thousands)	33	37	45	49	58	54	51	90	38	18
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.147	$15.874	$13.837	$12.043	$13.293	$12.227	$9.586	$8.486	$8.302	$7.404
Accumulation unit value at end of period	$17.485	$14.147	$15.874	$13.837	$12.043	$13.293	$12.227	$9.586	$8.486	$8.302
Number of accumulation units outstanding at end of period (in thousands)	20	20	18	18	19	13	13	10	12	36
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.848	$15.570	$13.599	$11.860	$13.117	$12.090	$9.497	$8.424	$8.258	$7.380
Accumulation unit value at end of period	$17.082	$13.848	$15.570	$13.599	$11.860	$13.117	$12.090	$9.497	$8.424	$8.258
Number of accumulation units outstanding at end of period (in thousands)	24	42	69	59	55	54	55	43	10	16
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.556	$15.272	$13.366	$11.679	$12.944	$11.953	$9.409	$8.362	$8.214	$7.355
Accumulation unit value at end of period	$16.688	$13.556	$15.272	$13.366	$11.679	$12.944	$11.953	$9.409	$8.362	$8.214
Number of accumulation units outstanding at end of period (in thousands)	75	86	100	130	123	119	112	108	102	57
AllianzGI NFJ International Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.183	$10.929	$8.899	$9.528	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.162	$9.183	$10.929	$8.899	$9.528	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-10

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$9.940	$11.871	$9.700	$10.421	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.039	$9.940	$11.871	$9.700	$10.421	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$8.828	$10.559	$8.641	$9.298	$10.794	$11.493	$10.480	$8.673	$10.607	$-
Accumulation unit value at end of period	$10.676	$8.828	$10.559	$8.641	$9.298	$10.794	$11.493	$10.480	$8.673	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$8.656	$10.379	$8.515	$9.185	$10.689	$11.410	$10.431	$8.654	$10.601	$-
Accumulation unit value at end of period	$10.442	$8.656	$10.379	$8.515	$9.185	$10.689	$11.410	$10.431	$8.654	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$8.588	$10.308	$8.465	$9.140	$10.648	$11.377	$10.411	$8.646	$10.599	$-
Accumulation unit value at end of period	$10.349	$8.587	$10.308	$8.465	$9.140	$10.648	$11.377	$10.411	$8.646	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	0	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$8.453	$10.167	$8.366	$9.051	$10.565	$11.312	$10.372	$8.631	$10.594	$-
Accumulation unit value at end of period	$10.167	$8.453	$10.167	$8.366	$9.051	$10.565	$11.312	$10.372	$8.631	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	1	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.321	$10.028	$8.268	$8.963	$10.483	$11.247	$10.333	$8.616	$10.590	$-
Accumulation unit value at end of period	$9.988	$8.321	$10.028	$8.268	$8.963	$10.483	$11.247	$10.333	$8.616	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
AllianzGI NFJ Small-Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.891	$20.932	$19.085	$15.529	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.992	$16.891	$20.932	$19.085	$15.529	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-11

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.272	$20.236	$18.515	$15.118	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.152	$16.272	$20.236	$18.515	$15.118	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	13	14	20	20	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.014	$19.945	$18.276	$14.945	$16.380	$16.204	$12.379	$11.276	$11.098	$8.930
Accumulation unit value at end of period	$19.802	$16.014	$19.945	$18.276	$14.945	$16.380	$16.204	$12.379	$11.276	$11.098
Number of accumulation units outstanding at end of period (in thousands)	19	20	26	39	36	35	36	43	33	21
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.592	$19.469	$17.884	$14.661	$16.109	$15.976	$12.235	$11.173	$11.024	$8.893
Accumulation unit value at end of period	$19.233	$15.592	$19.469	$17.884	$14.661	$16.109	$15.976	$12.235	$11.173	$11.024
Number of accumulation units outstanding at end of period (in thousands)	8	8	7	10	11	8	8	6	11	5
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.427	$19.282	$17.730	$14.549	$16.002	$15.885	$12.178	$11.132	$10.995	$8.878
Accumulation unit value at end of period	$19.010	$15.427	$19.282	$17.730	$14.549	$16.002	$15.885	$12.178	$11.132	$10.995
Number of accumulation units outstanding at end of period (in thousands)	-	0	1	1	1	1	2	2	14	12
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.101	$18.913	$17.425	$14.328	$15.790	$15.706	$12.065	$11.051	$10.936	$8.849
Accumulation unit value at end of period	$18.572	$15.101	$18.913	$17.425	$14.328	$15.790	$15.706	$12.065	$11.051	$10.936
Number of accumulation units outstanding at end of period (in thousands)	11	15	18	28	27	28	25	22	19	17
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.782	$18.551	$17.126	$14.110	$15.581	$15.529	$11.953	$10.970	$10.878	$8.819
Accumulation unit value at end of period	$18.143	$14.782	$18.551	$17.126	$14.110	$15.581	$15.529	$11.953	$10.970	$10.878
Number of accumulation units outstanding at end of period (in thousands)	7	6	9	12	12	13	19	22	29	26
American Century Equity Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.319	$19.601	$16.127	$14.704	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.455	$18.319	$19.601	$16.127	$14.704	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	4	3	-	-	-	-	-

APP I-12

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.501	$20.940	$17.288	$15.818	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.881	$19.501	$20.940	$17.288	$15.818	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.286	$18.589	$15.370	$14.084	$14.805	$13.162	$9.973	$8.641	$8.362	$-
Accumulation unit value at end of period	$22.022	$17.286	$18.589	$15.370	$14.084	$14.805	$13.162	$9.973	$8.641	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.791	$18.103	$15.006	$13.784	$14.526	$12.946	$9.834	$8.542	$8.287	$-
Accumulation unit value at end of period	$21.338	$16.791	$18.103	$15.006	$13.784	$14.526	$12.946	$9.834	$8.542	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.838	$22.488	$18.660	$17.158	$18.099	$16.147	$12.278	$10.675	$10.367	$-
Accumulation unit value at end of period	$26.455	$20.838	$22.488	$18.660	$17.158	$18.099	$16.147	$12.278	$10.675	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.217	$17.536	$14.579	$13.433	$14.198	$12.692	$9.670	$8.425	$8.198	$-
Accumulation unit value at end of period	$20.546	$16.217	$17.536	$14.579	$13.433	$14.198	$12.692	$9.670	$8.425	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	1	1	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.818	$21.474	$17.889	$16.515	$17.490	$15.667	$11.960	$10.441	$10.180	$-
Accumulation unit value at end of period	$25.059	$19.818	$21.474	$17.889	$16.515	$17.490	$15.667	$11.960	$10.441	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	3	2	2	4	4	4	-
American Century Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.681	$40.558	$35.873	$30.095	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$47.886	$38.681	$40.558	$35.873	$30.095	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	566	622	682	720	773	-	-	-	-	-

APP I-13

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.732	$20.761	$18.427	$15.513	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.342	$19.732	$20.761	$18.427	$15.513	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	43	47	72	88	119	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$37.150	$39.149	$34.800	$29.340	$29.386	$26.355	$22.202	$20.060	$19.515	$17.356
Accumulation unit value at end of period	$45.762	$37.150	$39.149	$34.800	$29.340	$29.386	$26.355	$22.202	$20.060	$19.515
Number of accumulation units outstanding at end of period (in thousands)	11	17	20	54	53	64	156	928	916	787
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.546	$18.536	$16.518	$13.961	$14.018	$12.604	$10.644	$9.641	$9.403	$8.383
Accumulation unit value at end of period	$21.559	$17.546	$18.536	$16.518	$13.961	$14.018	$12.604	$10.644	$9.641	$9.403
Number of accumulation units outstanding at end of period (in thousands)	54	66	65	74	79	92	89	78	70	126
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$32.117	$33.964	$30.297	$25.633	$25.763	$23.186	$19.601	$17.772	$17.350	$15.484
Accumulation unit value at end of period	$39.424	$32.117	$33.964	$30.297	$25.633	$25.763	$23.186	$19.601	$17.772	$17.350
Number of accumulation units outstanding at end of period (in thousands)	20	21	32	35	35	28	30	60	55	55
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.945	$17.956	$16.048	$13.605	$13.702	$12.356	$10.467	$9.509	$9.302	$8.318
Accumulation unit value at end of period	$20.758	$16.945	$17.956	$16.048	$13.605	$13.702	$12.356	$10.467	$9.509	$9.302
Number of accumulation units outstanding at end of period (in thousands)	13	20	22	21	18	43	47	27	21	16
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.537	$28.176	$25.234	$21.435	$21.630	$19.545	$16.589	$15.101	$14.802	$13.263
Accumulation unit value at end of period	$32.444	$26.537	$28.176	$25.234	$21.435	$21.630	$19.545	$16.589	$15.101	$14.802
Number of accumulation units outstanding at end of period (in thousands)	21	27	28	28	28	33	32	43	44	31
American Century Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$41.733	$42.543	$32.772	$31.559	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$56.382	$41.733	$42.543	$32.772	$31.559	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-14

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$40.323	$41.251	$31.887	$30.815	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$54.287	$40.323	$41.251	$31.887	$30.815	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	16	16	17	16	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$39.734	$40.709	$31.516	$30.501	$29.381	$26.618	$20.725	$18.330	$18.637	$-
Accumulation unit value at end of period	$53.413	$39.734	$40.709	$31.516	$30.501	$29.381	$26.618	$20.725	$18.330	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	1	1	5	9	4	0	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$38.770	$39.822	$30.906	$29.985	$28.956	$26.299	$20.528	$18.201	$18.553	$-
Accumulation unit value at end of period	$51.987	$38.770	$39.822	$30.906	$29.985	$28.956	$26.299	$20.528	$18.201	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	3	4	4	14	4	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$38.391	$39.473	$30.665	$29.781	$28.788	$26.173	$20.450	$18.149	$18.519	$-
Accumulation unit value at end of period	$51.428	$38.391	$39.473	$30.665	$29.781	$28.788	$26.173	$20.450	$18.149	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	3	2	4	3	3	3	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$37.645	$38.783	$30.189	$29.378	$28.455	$25.922	$20.294	$18.047	$18.451	$-
Accumulation unit value at end of period	$50.327	$37.645	$38.783	$30.189	$29.378	$28.455	$25.922	$20.294	$18.047	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	2	2	2	1	1	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$36.913	$38.105	$29.721	$28.980	$28.126	$25.673	$20.140	$17.946	$18.384	$-
Accumulation unit value at end of period	$49.250	$36.912	$38.105	$29.721	$28.980	$28.126	$25.673	$20.140	$17.946	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	6	6	6	5	4	4	1	-
American Century Heritage Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.317	$14.082	$11.588	$11.249	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.995	$13.317	$14.082	$11.588	$11.249	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	-	2	-	-	-	-	-

APP I-15

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.081	$13.881	$11.463	$11.167	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.614	$13.081	$13.881	$11.463	$11.167	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	11	10	10	4	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.981	$13.796	$11.409	$11.131	$11.006	$10.254	$-	$-	$-	$-
Accumulation unit value at end of period	$17.454	$12.981	$13.796	$11.409	$11.131	$11.006	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	17	17	15	23	20	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.816	$13.655	$11.321	$11.073	$10.976	$10.251	$-	$-	$-	$-
Accumulation unit value at end of period	$17.189	$12.816	$13.655	$11.321	$11.073	$10.976	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	7	5	6	3	1	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.751	$13.599	$11.286	$11.049	$10.964	$10.250	$-	$-	$-	$-
Accumulation unit value at end of period	$17.084	$12.751	$13.599	$11.286	$11.049	$10.964	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	8	10	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.621	$13.488	$11.216	$11.003	$10.939	$10.247	$-	$-	$-	$-
Accumulation unit value at end of period	$16.877	$12.621	$13.488	$11.216	$11.003	$10.939	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	7	7	8	8	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.493	$13.378	$11.147	$10.957	$10.915	$10.245	$-	$-	$-	$-
Accumulation unit value at end of period	$16.672	$12.493	$13.378	$11.147	$10.957	$10.915	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	10	9	9	-	-	-	-
American Century Large Company Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.854	$16.175	$14.607	$12.684	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.912	$14.854	$16.175	$14.607	$12.684	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-16

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.500	$18.031	$16.339	$14.238	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.933	$16.500	$18.031	$16.339	$14.238	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.017	$15.340	$13.922	$12.150	$12.733	$11.364	$8.722	$7.535	$7.495	$-
Accumulation unit value at end of period	$17.756	$14.017	$15.340	$13.922	$12.150	$12.733	$11.364	$8.722	$7.535	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.616	$14.939	$13.591	$11.891	$12.493	$11.178	$8.600	$7.448	$7.427	$-
Accumulation unit value at end of period	$17.205	$13.616	$14.939	$13.591	$11.891	$12.493	$11.178	$8.600	$7.448	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	2	3	3	3	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.109	$18.791	$17.113	$14.987	$15.761	$14.116	$10.872	$9.425	$9.408	$-
Accumulation unit value at end of period	$21.598	$17.109	$18.791	$17.113	$14.987	$15.761	$14.116	$10.872	$9.425	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.150	$14.471	$13.205	$11.588	$12.211	$10.959	$8.457	$7.346	$7.347	$-
Accumulation unit value at end of period	$16.566	$13.150	$14.471	$13.205	$11.588	$12.211	$10.959	$8.457	$7.346	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	6	6	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.271	$17.942	$16.406	$14.425	$15.231	$13.696	$10.590	$9.218	$9.238	$-
Accumulation unit value at end of period	$20.458	$16.271	$17.942	$16.406	$14.425	$15.231	$13.696	$10.590	$9.218	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	-	-	1	1	0	0	-
American Funds AMCAP Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.251	$22.754	$18.713	$17.221	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.012	$22.251	$22.754	$18.713	$17.221	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	17	21	26	28	-	-	-	-	-
APP I-17

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.077	$23.682	$19.544	$18.049	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.951	$23.077	$23.682	$19.544	$18.049	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.996	$21.579	$17.835	$16.495	$16.501	$14.840	$10.937	$9.526	$9.574	$-
Accumulation unit value at end of period	$26.301	$20.996	$21.579	$17.835	$16.495	$16.501	$14.840	$10.937	$9.526	$-
Number of accumulation units outstanding at end of period (in thousands)	7	34	29	30	39	43	31	10	11	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.396	$21.015	$17.412	$16.144	$16.190	$14.597	$10.785	$9.417	$9.488	$-
Accumulation unit value at end of period	$25.485	$20.396	$21.015	$17.412	$16.144	$16.190	$14.597	$10.785	$9.417	$-
Number of accumulation units outstanding at end of period (in thousands)	40	39	37	30	54	39	37	58	60	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.582	$24.322	$20.172	$18.722	$18.795	$16.962	$12.544	$10.964	$11.058	$-
Accumulation unit value at end of period	$29.436	$23.582	$24.322	$20.172	$18.722	$18.795	$16.962	$12.544	$10.964	$-
Number of accumulation units outstanding at end of period (in thousands)	13	11	9	12	12	15	20	22	13	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.697	$20.357	$16.917	$15.732	$15.825	$14.311	$10.605	$9.288	$9.386	$-
Accumulation unit value at end of period	$24.539	$19.697	$20.357	$16.917	$15.732	$15.825	$14.311	$10.605	$9.288	$-
Number of accumulation units outstanding at end of period (in thousands)	9	17	21	32	31	41	36	20	22	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.426	$23.223	$19.338	$18.019	$18.162	$16.457	$12.219	$10.723	$10.858	$-
Accumulation unit value at end of period	$27.882	$22.426	$23.223	$19.338	$18.019	$18.162	$16.457	$12.219	$10.723	$-
Number of accumulation units outstanding at end of period (in thousands)	39	47	47	47	47	50	40	45	39	-
American Funds American Balanced Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.229	$19.832	$17.237	$15.924	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.838	$19.229	$19.832	$17.237	$15.924	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-18

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.109	$19.777	$17.249	$15.991	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.616	$19.109	$19.777	$17.249	$15.991	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	23	22	37	34	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.145	$18.808	$16.429	$15.253	$15.128	$14.011	$11.606	$10.247	$9.950	$-
Accumulation unit value at end of period	$21.443	$18.145	$18.808	$16.429	$15.253	$15.128	$14.011	$11.606	$10.247	$-
Number of accumulation units outstanding at end of period (in thousands)	178	177	153	140	136	120	109	123	104	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.626	$18.316	$16.039	$14.929	$14.843	$13.782	$11.445	$10.130	$9.861	$-
Accumulation unit value at end of period	$20.778	$17.626	$18.316	$16.039	$14.929	$14.843	$13.782	$11.445	$10.130	$-
Number of accumulation units outstanding at end of period (in thousands)	65	63	64	78	74	61	66	54	65	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.123	$20.932	$18.348	$17.095	$17.014	$15.813	$13.144	$11.646	$11.348	$-
Accumulation unit value at end of period	$23.698	$20.123	$20.932	$18.348	$17.095	$17.014	$15.813	$13.144	$11.646	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	8	8	9	9	20	28	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.023	$17.743	$15.583	$14.548	$14.508	$13.511	$11.254	$9.990	$9.755	$-
Accumulation unit value at end of period	$20.006	$17.023	$17.743	$15.583	$14.548	$14.508	$13.511	$11.254	$9.990	$-
Number of accumulation units outstanding at end of period (in thousands)	99	103	104	127	117	101	80	91	121	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.137	$19.986	$17.589	$16.453	$16.441	$15.342	$12.804	$11.389	$11.143	$-
Accumulation unit value at end of period	$22.446	$19.137	$19.986	$17.589	$16.453	$16.441	$15.342	$12.804	$11.389	$-
Number of accumulation units outstanding at end of period (in thousands)	93	100	106	124	132	159	177	193	195	-
American Funds American Mutual Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.341	$19.822	$16.909	$14.862	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.466	$19.341	$19.822	$16.909	$14.862	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	56	60	63	66	150	-	-	-	-	-

APP I-19

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.594	$21.180	$18.130	$15.992	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.899	$20.594	$21.180	$18.130	$15.992	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	5	4	5	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.251	$18.798	$16.116	$14.236	$14.780	$13.240	$10.436	$9.372	$9.019	$8.081
Accumulation unit value at end of period	$22.033	$18.251	$18.798	$16.116	$14.236	$14.780	$13.240	$10.436	$9.372	$9.019
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	5	5	10	15	12	3
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.729	$18.307	$15.733	$13.933	$14.502	$13.023	$10.290	$9.265	$8.938	$8.029
Accumulation unit value at end of period	$21.349	$17.729	$18.307	$15.733	$13.933	$14.502	$13.023	$10.290	$9.265	$8.938
Number of accumulation units outstanding at end of period (in thousands)	20	22	24	28	28	27	29	80	65	17
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.411	$22.131	$19.039	$16.877	$17.584	$15.806	$12.502	$11.268	$10.881	$9.784
Accumulation unit value at end of period	$25.757	$21.411	$22.131	$19.039	$16.877	$17.584	$15.806	$12.502	$11.268	$10.881
Number of accumulation units outstanding at end of period (in thousands)	8	8	6	6	8	5	9	8	4	3
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.122	$17.733	$15.286	$13.578	$14.174	$12.767	$10.119	$9.138	$8.841	$7.966
Accumulation unit value at end of period	$20.556	$17.122	$17.733	$15.286	$13.578	$14.174	$12.767	$10.119	$9.138	$8.841
Number of accumulation units outstanding at end of period (in thousands)	21	27	30	37	42	46	40	37	38	38
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.361	$21.131	$18.252	$16.244	$16.991	$15.335	$12.178	$11.020	$10.684	$9.645
Accumulation unit value at end of period	$24.397	$20.361	$21.131	$18.252	$16.244	$16.991	$15.335	$12.178	$11.020	$10.684
Number of accumulation units outstanding at end of period (in thousands)	47	47	55	77	80	79	71	64	48	37
American Funds Capital Income Builder®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.216	$15.346	$13.482	$12.654	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.631	$14.216	$15.346	$13.482	$12.654	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	29	28	53	41	48	-	-	-	-	-

APP I-20

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.968	$14.048	$12.385	$11.665	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.118	$12.968	$14.048	$12.385	$11.665	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	107	115	121	144	162	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.248	$14.373	$12.691	$11.971	$12.439	$11.769	$10.330	$9.318	$9.139	$8.452
Accumulation unit value at end of period	$15.421	$13.248	$14.373	$12.691	$11.971	$12.439	$11.769	$10.330	$9.318	$9.139
Number of accumulation units outstanding at end of period (in thousands)	211	241	259	250	264	250	178	340	312	229
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.057	$14.202	$12.571	$11.887	$12.383	$11.745	$10.335	$9.345	$9.189	$8.520
Accumulation unit value at end of period	$15.161	$13.057	$14.202	$12.571	$11.887	$12.383	$11.745	$10.335	$9.345	$9.189
Number of accumulation units outstanding at end of period (in thousands)	163	160	165	216	229	137	132	145	145	96
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.794	$17.196	$15.236	$14.422	$15.039	$14.278	$12.576	$11.384	$11.205	$10.399
Accumulation unit value at end of period	$18.320	$15.794	$17.196	$15.236	$14.422	$15.039	$14.278	$12.576	$11.384	$11.205
Number of accumulation units outstanding at end of period (in thousands)	94	88	99	157	155	163	156	167	173	179
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.621	$13.768	$12.224	$11.593	$12.113	$11.524	$10.171	$9.225	$9.098	$8.460
Accumulation unit value at end of period	$14.610	$12.621	$13.768	$12.224	$11.593	$12.113	$11.524	$10.171	$9.225	$9.098
Number of accumulation units outstanding at end of period (in thousands)	154	168	177	221	226	304	316	228	216	183
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.020	$16.419	$14.606	$13.880	$14.532	$13.853	$12.250	$11.133	$11.002	$10.252
Accumulation unit value at end of period	$17.353	$15.020	$16.419	$14.606	$13.880	$14.532	$13.853	$12.250	$11.133	$11.002
Number of accumulation units outstanding at end of period (in thousands)	213	226	258	309	336	365	386	439	461	444
American Funds Capital World Growth and Income FundSM
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$80.945	$90.521	$72.826	$68.608	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$101.130	$80.945	$90.521	$72.826	$68.608	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	16	19	17	17	-	-	-	-	-

APP I-21

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.104	$27.051	$21.839	$20.646	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.010	$24.104	$27.051	$21.839	$20.646	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	89	95	109	128	137	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.597	$26.522	$21.444	$20.303	$20.925	$20.288	$16.376	$13.857	$15.110	$14.107
Accumulation unit value at end of period	$29.335	$23.597	$26.522	$21.444	$20.303	$20.925	$20.288	$16.376	$13.857	$15.110
Number of accumulation units outstanding at end of period (in thousands)	186	196	195	211	227	216	202	237	235	172
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.785	$15.533	$12.590	$11.950	$12.347	$12.001	$9.711	$8.238	$9.006	$8.429
Accumulation unit value at end of period	$17.094	$13.785	$15.533	$12.590	$11.950	$12.347	$12.001	$9.711	$8.238	$9.006
Number of accumulation units outstanding at end of period (in thousands)	111	115	150	179	195	176	167	204	164	91
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.455	$25.327	$20.549	$19.524	$20.193	$19.647	$15.914	$13.513	$14.787	$13.854
Accumulation unit value at end of period	$27.817	$22.455	$25.327	$20.549	$19.524	$20.193	$19.647	$15.914	$13.513	$14.787
Number of accumulation units outstanding at end of period (in thousands)	97	102	99	90	110	149	142	143	126	127
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.313	$15.047	$12.233	$11.645	$12.069	$11.766	$9.549	$8.125	$8.909	$8.363
Accumulation unit value at end of period	$16.460	$13.313	$15.047	$12.233	$11.645	$12.069	$11.766	$9.549	$8.125	$8.909
Number of accumulation units outstanding at end of period (in thousands)	126	153	155	185	185	225	258	191	204	208
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.217	$24.028	$19.573	$18.670	$19.388	$18.939	$15.402	$13.131	$14.427	$13.570
Accumulation unit value at end of period	$26.179	$21.217	$24.028	$19.573	$18.670	$19.388	$18.939	$15.402	$13.131	$14.427
Number of accumulation units outstanding at end of period (in thousands)	112	117	129	152	152	180	171	206	197	158
American Funds EuroPacific Growth Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.790	$28.145	$21.597	$21.514	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.119	$23.790	$28.145	$21.597	$21.514	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	163	268	245	230	221	-	-	-	-	-

APP I-22

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.457	$29.037	$22.359	$22.351	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.855	$24.457	$29.037	$22.359	$22.351	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	74	78	94	101	93	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.824	$28.327	$21.845	$21.870	$22.229	$23.012	$19.307	$16.321	$19.041	$17.544
Accumulation unit value at end of period	$30.011	$23.824	$28.327	$21.845	$21.870	$22.229	$23.012	$19.307	$16.321	$19.041
Number of accumulation units outstanding at end of period (in thousands)	110	148	121	121	126	133	179	133	114	100
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.600	$13.827	$10.690	$10.728	$10.932	$11.345	$9.543	$8.087	$9.458	$8.737
Accumulation unit value at end of period	$14.576	$11.600	$13.827	$10.690	$10.728	$10.932	$11.345	$9.543	$8.087	$9.458
Number of accumulation units outstanding at end of period (in thousands)	132	168	157	184	196	164	148	176	136	100
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.408	$26.737	$20.691	$20.787	$21.203	$22.026	$18.545	$15.732	$18.418	$17.029
Accumulation unit value at end of period	$28.128	$22.408	$26.737	$20.691	$20.787	$21.203	$22.026	$18.545	$15.732	$18.418
Number of accumulation units outstanding at end of period (in thousands)	40	41	48	56	60	79	86	87	109	103
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.202	$13.394	$10.386	$10.455	$10.686	$11.123	$9.383	$7.976	$9.356	$8.669
Accumulation unit value at end of period	$14.034	$11.202	$13.394	$10.386	$10.455	$10.686	$11.123	$9.383	$7.976	$9.356
Number of accumulation units outstanding at end of period (in thousands)	81	100	146	193	197	199	215	160	128	88
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.892	$25.030	$19.447	$19.615	$20.088	$20.951	$17.710	$15.084	$17.730	$16.460
Accumulation unit value at end of period	$26.121	$20.892	$25.030	$19.447	$19.615	$20.088	$20.951	$17.710	$15.084	$17.730
Number of accumulation units outstanding at end of period (in thousands)	109	116	129	160	160	165	167	188	178	163
American Funds Fundamental Investors FundSM
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.899	$21.385	$17.395	$15.511	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.307	$19.899	$21.385	$17.395	$15.511	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	53	52	61	62	108	-	-	-	-	-

APP I-23

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.185	$20.690	$16.889	$15.113	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.314	$19.185	$20.690	$16.889	$15.113	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	101	104	123	142	58	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.777	$20.280	$16.579	$14.858	$14.493	$13.417	$10.286	$8.852	$9.099	$8.043
Accumulation unit value at end of period	$23.761	$18.777	$20.280	$16.579	$14.858	$14.493	$13.417	$10.286	$8.852	$9.099
Number of accumulation units outstanding at end of period (in thousands)	198	213	226	264	355	322	362	360	312	167
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.240	$19.750	$16.185	$14.541	$14.219	$13.197	$10.143	$8.751	$9.017	$7.991
Accumulation unit value at end of period	$23.023	$18.240	$19.750	$16.185	$14.541	$14.219	$13.197	$10.143	$8.751	$9.017
Number of accumulation units outstanding at end of period (in thousands)	113	122	123	145	141	135	127	121	118	99
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.448	$24.331	$19.960	$17.950	$17.570	$16.323	$12.559	$10.846	$11.187	$9.923
Accumulation unit value at end of period	$28.307	$22.448	$24.331	$19.960	$17.950	$17.570	$16.323	$12.559	$10.846	$11.187
Number of accumulation units outstanding at end of period (in thousands)	9	4	5	9	8	8	25	35	65	61
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.616	$19.131	$15.726	$14.170	$13.899	$12.938	$9.974	$8.631	$8.920	$7.928
Accumulation unit value at end of period	$22.169	$17.616	$19.131	$15.726	$14.170	$13.899	$12.938	$9.974	$8.631	$8.920
Number of accumulation units outstanding at end of period (in thousands)	121	143	163	222	245	268	271	184	144	118
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.348	$23.232	$19.134	$17.276	$16.979	$15.837	$12.233	$10.607	$10.984	$9.783
Accumulation unit value at end of period	$26.812	$21.348	$23.232	$19.134	$17.276	$16.979	$15.837	$12.233	$10.607	$10.984
Number of accumulation units outstanding at end of period (in thousands)	101	109	117	154	162	187	206	261	274	285
American Funds New Perspective Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.760	$19.992	$15.564	$15.334	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.315	$18.760	$19.992	$15.564	$15.334	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	79	72	67	68	76	-	-	-	-	-

APP I-24

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.725	$18.956	$14.808	$14.640	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.894	$17.725	$18.956	$14.808	$14.640	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	16	15	20	22	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.702	$18.960	$14.834	$14.687	$14.058	$13.737	$10.920	$9.116	$9.951	$-
Accumulation unit value at end of period	$22.830	$17.702	$18.960	$14.834	$14.687	$14.058	$13.737	$10.920	$9.116	$-
Number of accumulation units outstanding at end of period (in thousands)	65	74	88	102	124	110	99	84	69	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.195	$18.464	$14.482	$14.375	$13.793	$13.512	$10.768	$9.011	$9.861	$-
Accumulation unit value at end of period	$22.121	$17.195	$18.464	$14.482	$14.375	$13.793	$13.512	$10.768	$9.011	$-
Number of accumulation units outstanding at end of period (in thousands)	62	63	60	72	75	47	33	33	29	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.596	$23.213	$18.225	$18.108	$17.393	$17.055	$13.606	$11.397	$12.485	$-
Accumulation unit value at end of period	$27.755	$21.596	$23.213	$18.225	$18.108	$17.393	$17.055	$13.606	$11.397	$-
Number of accumulation units outstanding at end of period (in thousands)	33	33	37	44	45	39	46	43	56	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.607	$17.886	$14.070	$14.008	$13.482	$13.247	$10.589	$8.887	$9.755	$-
Accumulation unit value at end of period	$21.300	$16.607	$17.886	$14.070	$14.008	$13.482	$13.247	$10.589	$8.887	$-
Number of accumulation units outstanding at end of period (in thousands)	64	76	81	100	98	101	84	71	63	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.538	$22.164	$17.471	$17.428	$16.807	$16.547	$13.253	$11.146	$12.259	$-
Accumulation unit value at end of period	$26.290	$20.538	$22.164	$17.471	$17.428	$16.807	$16.547	$13.253	$11.146	$-
Number of accumulation units outstanding at end of period (in thousands)	70	75	85	97	90	92	106	100	100	-
American Funds The Bond Fund of America®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.104	$13.160	$12.789	$12.485	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.114	$13.104	$13.160	$12.789	$12.485	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-25

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.399	$12.496	$12.186	$11.937	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.308	$12.399	$12.496	$12.186	$11.937	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	31	31	35	35	22	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.365	$12.481	$12.189	$11.959	$12.029	$11.490	$11.819	$11.253	$10.654	$10.012
Accumulation unit value at end of period	$13.252	$12.365	$12.481	$12.189	$11.959	$12.029	$11.490	$11.819	$11.253	$10.654
Number of accumulation units outstanding at end of period (in thousands)	75	84	98	95	116	115	87	102	94	66
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.012	$12.155	$11.900	$11.704	$11.802	$11.302	$11.654	$8.179	$8.900	$8.009
Accumulation unit value at end of period	$12.841	$12.012	$12.155	$11.900	$11.704	$11.802	$11.302	$11.654	$8.179	$8.900
Number of accumulation units outstanding at end of period (in thousands)	50	52	55	57	50	43	40	40	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.557	$12.719	$12.465	$12.272	$12.387	$11.874	$12.257	$11.711	$11.126	$10.492
Accumulation unit value at end of period	$13.410	$12.557	$12.719	$12.465	$12.272	$12.387	$11.874	$12.257	$11.711	$11.126
Number of accumulation units outstanding at end of period (in thousands)	37	35	33	29	27	27	26	32	44	62
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.601	$11.774	$11.562	$11.406	$11.536	$11.080	$11.460	$10.972	$10.444	$9.869
Accumulation unit value at end of period	$12.364	$11.601	$11.774	$11.562	$11.406	$11.536	$11.080	$11.460	$10.972	$10.444
Number of accumulation units outstanding at end of period (in thousands)	40	37	44	69	79	67	76	73	78	73
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.942	$12.144	$11.949	$11.812	$11.970	$11.520	$11.939	$11.453	$10.925	$10.344
Accumulation unit value at end of period	$12.702	$11.942	$12.144	$11.949	$11.812	$11.970	$11.520	$11.939	$11.453	$10.925
Number of accumulation units outstanding at end of period (in thousands)	72	72	89	127	131	127	154	173	187	202
American Funds The Growth Fund of America®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$31.673	$32.736	$26.041	$24.086	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$40.449	$31.673	$32.736	$26.041	$24.086	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	111	212	241	194	268	-	-	-	-	-
APP I-26

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.329	$30.421	$24.284	$22.540	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$37.325	$29.329	$30.421	$24.284	$22.540	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	109	119	173	208	204	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.569	$29.677	$23.726	$22.054	$21.103	$19.468	$14.664	$12.261	$12.991	$11.662
Accumulation unit value at end of period	$36.303	$28.569	$29.677	$23.726	$22.054	$21.103	$19.468	$14.664	$12.261	$12.991
Number of accumulation units outstanding at end of period (in thousands)	312	323	288	302	335	309	282	343	374	375
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.521	$20.330	$16.293	$15.183	$14.565	$13.470	$10.171	$8.526	$9.056	$8.150
Accumulation unit value at end of period	$24.744	$19.521	$20.330	$16.293	$15.183	$14.565	$13.470	$10.171	$8.526	$9.056
Number of accumulation units outstanding at end of period (in thousands)	151	172	257	306	352	291	292	327	345	207
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.871	$28.012	$22.472	$20.962	$20.129	$18.634	$14.085	$11.818	$12.566	$11.320
Accumulation unit value at end of period	$34.026	$26.871	$28.012	$22.472	$20.962	$20.129	$18.634	$14.085	$11.818	$12.566
Number of accumulation units outstanding at end of period (in thousands)	102	107	135	194	205	228	220	206	283	324
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.853	$19.693	$15.830	$14.796	$14.236	$13.206	$10.002	$8.409	$8.959	$8.086
Accumulation unit value at end of period	$23.826	$18.853	$19.693	$15.830	$14.796	$14.236	$13.206	$10.002	$8.409	$8.959
Number of accumulation units outstanding at end of period (in thousands)	217	255	286	338	329	396	376	304	344	329
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.054	$26.223	$21.121	$19.781	$19.070	$17.725	$13.451	$11.332	$12.097	$10.941
Accumulation unit value at end of period	$31.598	$25.054	$26.223	$21.121	$19.781	$19.070	$17.725	$13.451	$11.332	$12.097
Number of accumulation units outstanding at end of period (in thousands)	246	257	281	353	353	388	443	520	495	492
American Funds The Income Fund of America®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.265	$17.204	$15.232	$13.827	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.271	$16.265	$17.204	$15.232	$13.827	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-27

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.828	$16.801	$14.927	$13.597	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.688	$15.828	$16.801	$14.927	$13.597	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	96	107	134	134	50	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.348	$16.316	$14.518	$13.244	$13.562	$12.619	$10.769	$9.699	$9.267	$-
Accumulation unit value at end of period	$18.094	$15.348	$16.316	$14.518	$13.244	$13.562	$12.619	$10.769	$9.699	$-
Number of accumulation units outstanding at end of period (in thousands)	203	251	294	339	411	392	303	287	245	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.909	$15.889	$14.173	$12.962	$13.307	$12.412	$10.619	$9.588	$9.183	$-
Accumulation unit value at end of period	$17.532	$14.909	$15.889	$14.173	$12.962	$13.307	$12.412	$10.619	$9.588	$-
Number of accumulation units outstanding at end of period (in thousands)	78	80	137	139	142	132	113	163	169	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.889	$19.085	$17.040	$15.600	$16.031	$14.967	$12.818	$11.586	$11.107	$-
Accumulation unit value at end of period	$21.016	$17.889	$19.085	$17.040	$15.600	$16.031	$14.967	$12.818	$11.586	$-
Number of accumulation units outstanding at end of period (in thousands)	65	61	68	62	64	57	43	36	50	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.398	$15.392	$13.770	$12.632	$13.007	$12.168	$10.442	$9.457	$9.084	$-
Accumulation unit value at end of period	$16.881	$14.398	$15.392	$13.770	$12.632	$13.007	$12.168	$10.442	$9.457	$-
Number of accumulation units outstanding at end of period (in thousands)	38	45	70	107	107	129	136	104	88	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.012	$18.222	$16.335	$15.014	$15.491	$14.521	$12.486	$11.330	$10.906	$-
Accumulation unit value at end of period	$19.906	$17.012	$18.222	$16.335	$15.014	$15.491	$14.521	$12.486	$11.330	$-
Number of accumulation units outstanding at end of period (in thousands)	92	101	105	135	135	134	154	164	175	-
American Funds The Investment Company of America®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.487	$19.845	$16.637	$14.573	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.940	$18.487	$19.845	$16.637	$14.573	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-28

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.970	$19.358	$16.286	$14.315	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.220	$17.970	$19.358	$16.286	$14.315	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	64	65	64	79	80	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.444	$18.820	$15.857	$13.959	$14.285	$12.855	$9.792	$8.543	$8.771	$7.978
Accumulation unit value at end of period	$21.538	$17.444	$18.820	$15.857	$13.959	$14.285	$12.855	$9.792	$8.543	$8.771
Number of accumulation units outstanding at end of period (in thousands)	137	152	154	164	170	140	69	89	79	69
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.945	$18.328	$15.481	$13.661	$14.016	$12.645	$9.656	$8.445	$8.692	$7.926
Accumulation unit value at end of period	$20.870	$16.945	$18.328	$15.481	$13.661	$14.016	$12.645	$9.656	$8.445	$8.692
Number of accumulation units outstanding at end of period (in thousands)	72	77	76	110	111	79	66	41	52	52
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.056	$21.715	$18.360	$16.218	$16.656	$15.041	$11.497	$10.066	$10.371	$9.466
Accumulation unit value at end of period	$24.677	$20.056	$21.715	$18.360	$16.218	$16.656	$15.041	$11.497	$10.066	$10.371
Number of accumulation units outstanding at end of period (in thousands)	20	14	13	24	25	25	52	48	62	81
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.365	$17.754	$15.041	$13.313	$13.700	$12.396	$9.495	$8.329	$8.599	$7.864
Accumulation unit value at end of period	$20.095	$16.365	$17.754	$15.041	$13.313	$13.700	$12.396	$9.495	$8.329	$8.599
Number of accumulation units outstanding at end of period (in thousands)	65	80	105	77	87	78	105	102	92	68
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.073	$20.734	$17.601	$15.609	$16.095	$14.593	$11.199	$9.844	$10.183	$9.332
Accumulation unit value at end of period	$23.374	$19.073	$20.734	$17.601	$15.609	$16.095	$14.593	$11.199	$9.844	$10.183
Number of accumulation units outstanding at end of period (in thousands)	75	89	108	160	148	166	174	180	156	143
American Funds The New Economy Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.758	$23.841	$17.804	$17.475	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.687	$22.758	$23.841	$17.804	$17.475	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	26	30	29	33	28	-	-	-	-	-

APP I-29

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.102	$23.235	$17.412	$17.150	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.762	$22.102	$23.235	$17.412	$17.150	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	13	13	15	1	2	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.475	$22.610	$16.969	$16.739	$16.261	$15.681	$11.024	$8.965	$9.579	$-
Accumulation unit value at end of period	$26.934	$21.475	$22.610	$16.969	$16.739	$16.261	$15.681	$11.024	$8.965	$-
Number of accumulation units outstanding at end of period (in thousands)	23	23	20	25	31	34	32	27	30	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.860	$22.018	$16.566	$16.383	$15.955	$15.424	$10.871	$8.862	$9.493	$-
Accumulation unit value at end of period	$26.098	$20.860	$22.018	$16.566	$16.383	$15.955	$15.424	$10.871	$8.862	$-
Number of accumulation units outstanding at end of period (in thousands)	9	12	13	8	7	5	9	4	1	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.930	$27.397	$20.634	$20.425	$19.911	$19.269	$13.594	$11.093	$11.895	$-
Accumulation unit value at end of period	$32.409	$25.930	$27.397	$20.634	$20.425	$19.911	$19.269	$13.594	$11.093	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	6	8	6	5	1	4	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.146	$21.329	$16.096	$15.965	$15.594	$15.121	$10.689	$8.740	$9.391	$-
Accumulation unit value at end of period	$25.130	$20.146	$21.329	$16.096	$15.965	$15.594	$15.121	$10.689	$8.740	$-
Number of accumulation units outstanding at end of period (in thousands)	12	12	14	21	25	29	29	21	20	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.659	$26.160	$19.780	$19.659	$19.241	$18.695	$13.241	$10.849	$11.680	$-
Accumulation unit value at end of period	$30.697	$24.659	$26.160	$19.780	$19.659	$19.241	$18.695	$13.241	$10.849	$-
Number of accumulation units outstanding at end of period (in thousands)	24	25	25	32	27	29	29	26	24	-
American Funds Washington Mutual Investors FundSM
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.332	$19.990	$16.696	$14.775	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.188	$19.332	$19.990	$16.696	$14.775	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	8	8	22	-	-	-	-	-

APP I-30

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.467	$21.238	$17.800	$15.807	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.518	$20.467	$21.238	$17.800	$15.807	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	46	48	50	60	56	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.242	$18.958	$15.913	$14.153	$14.297	$12.965	$9.911	$8.887	$8.373	$-
Accumulation unit value at end of period	$22.710	$18.242	$18.958	$15.913	$14.153	$14.297	$12.965	$9.911	$8.887	$-
Number of accumulation units outstanding at end of period (in thousands)	11	15	21	28	29	26	18	60	42	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.720	$18.462	$15.535	$13.851	$14.027	$12.752	$9.773	$8.785	$8.297	$-
Accumulation unit value at end of period	$22.006	$17.720	$18.462	$15.535	$13.851	$14.027	$12.752	$9.773	$8.785	$-
Number of accumulation units outstanding at end of period (in thousands)	32	32	31	25	32	25	18	14	47	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.433	$22.353	$18.828	$16.804	$17.034	$15.501	$11.892	$10.700	$10.116	$-
Accumulation unit value at end of period	$26.589	$21.433	$22.353	$18.828	$16.804	$17.034	$15.501	$11.892	$10.700	$-
Number of accumulation units outstanding at end of period (in thousands)	41	41	30	31	32	31	31	32	38	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.113	$17.884	$15.094	$13.498	$13.711	$12.502	$9.610	$8.664	$8.208	$-
Accumulation unit value at end of period	$21.189	$17.113	$17.884	$15.094	$13.498	$13.711	$12.502	$9.610	$8.664	$-
Number of accumulation units outstanding at end of period (in thousands)	29	44	59	67	68	65	53	36	30	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.382	$21.343	$18.049	$16.173	$16.460	$15.039	$11.584	$10.465	$9.933	$-
Accumulation unit value at end of period	$25.185	$20.382	$21.343	$18.049	$16.173	$16.460	$15.039	$11.584	$10.465	$-
Number of accumulation units outstanding at end of period (in thousands)	41	44	43	58	50	74	88	97	85	-
AMG Managers Cadence Mid-Cap Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.456	$19.484	$15.530	$14.504	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.852	$17.456	$19.484	$15.530	$14.504	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-31

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.456	$18.434	$14.744	$13.818	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.529	$16.456	$18.434	$14.744	$13.818	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.471	$18.478	$14.802	$13.893	$14.136	$12.739	$9.770	$9.043	$9.241	$-
Accumulation unit value at end of period	$20.517	$16.471	$18.478	$14.802	$13.893	$14.136	$12.739	$9.770	$9.043	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.000	$17.995	$14.451	$13.597	$13.870	$12.530	$9.634	$8.940	$9.158	$-
Accumulation unit value at end of period	$19.881	$16.000	$17.995	$14.451	$13.597	$13.870	$12.530	$9.634	$8.940	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.355	$21.790	$17.516	$16.498	$16.845	$15.233	$11.724	$10.890	$11.167	$-
Accumulation unit value at end of period	$24.025	$19.355	$21.790	$17.516	$16.498	$16.845	$15.233	$11.724	$10.890	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	2	2	2	2	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.453	$17.432	$14.040	$13.251	$13.557	$12.284	$9.473	$8.817	$9.059	$-
Accumulation unit value at end of period	$19.143	$15.453	$17.432	$14.040	$13.251	$13.557	$12.284	$9.473	$8.817	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	2	1	2	2	2	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.407	$20.807	$16.792	$15.879	$16.279	$14.780	$11.421	$10.651	$10.965	$-
Accumulation unit value at end of period	$22.758	$18.407	$20.807	$16.792	$15.879	$16.279	$14.780	$11.421	$10.651	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	2	1	2	2	-
Ave Maria Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.990	$28.504	$22.380	$19.969	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$38.372	$27.990	$28.504	$22.380	$19.969	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-	-

APP I-32

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$27.137	$27.732	$21.850	$19.565	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$37.073	$27.137	$27.732	$21.850	$19.565	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.779	$27.408	$21.627	$19.394	$20.033	$18.728	$14.314	$12.541	$12.537	$-
Accumulation unit value at end of period	$36.530	$26.779	$27.408	$21.627	$19.394	$20.033	$18.728	$14.314	$12.541	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	6	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$26.194	$26.877	$21.261	$19.113	$19.792	$18.549	$14.213	$12.484	$12.511	$-
Accumulation unit value at end of period	$35.642	$26.194	$26.877	$21.261	$19.113	$19.792	$18.549	$14.213	$12.484	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.963	$26.667	$21.116	$19.001	$19.697	$18.478	$14.172	$12.461	$12.500	$-
Accumulation unit value at end of period	$35.292	$25.963	$26.667	$21.116	$19.001	$19.697	$18.478	$14.172	$12.461	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	3	5	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$25.508	$26.252	$20.829	$18.781	$19.507	$18.337	$14.092	$12.415	$12.479	$-
Accumulation unit value at end of period	$34.604	$25.508	$26.252	$20.829	$18.781	$19.507	$18.337	$14.092	$12.415	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	1	2	6	5	4	2	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369	$12.458	$-
Accumulation unit value at end of period	$33.930	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	8	8	7	6	4	3	-
Ave Maria Rising Dividend Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.133	$25.351	$21.701	$18.816	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.789	$24.133	$25.351	$21.701	$18.816	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	19	18	18	17	15	-	-	-	-	-

APP I-33

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.398	$24.665	$21.187	$18.435	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.747	$23.398	$24.665	$21.187	$18.435	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.089	$24.377	$20.971	$18.274	$19.515	$17.947	$13.475	$11.891	$11.422	$-
Accumulation unit value at end of period	$29.311	$23.089	$24.377	$20.971	$18.274	$19.515	$17.947	$13.475	$11.891	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	8	-	-	0	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.585	$23.904	$20.615	$18.009	$19.280	$17.775	$13.380	$11.836	$11.398	$-
Accumulation unit value at end of period	$28.598	$22.585	$23.904	$20.615	$18.009	$19.280	$17.775	$13.380	$11.836	$-
Number of accumulation units outstanding at end of period (in thousands)	3	14	13	11	11	9	8	7	7	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.386	$23.717	$20.475	$17.904	$19.187	$17.707	$13.342	$11.815	$11.388	$-
Accumulation unit value at end of period	$28.318	$22.386	$23.717	$20.475	$17.904	$19.187	$17.707	$13.342	$11.815	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	8	6	-	-	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.993	$23.348	$20.196	$17.696	$19.002	$17.571	$13.266	$11.771	$11.369	$-
Accumulation unit value at end of period	$27.766	$21.993	$23.348	$20.196	$17.696	$19.002	$17.571	$13.266	$11.771	$-
Number of accumulation units outstanding at end of period (in thousands)	9	15	29	26	26	26	33	14	6	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728	$11.350	$-
Accumulation unit value at end of period	$27.225	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	10	8	7	5	3	5	4	-
Ave Maria Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.518	$11.526	$9.791	$8.409	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.677	$10.518	$11.526	$9.791	$8.409	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-34

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.391	$11.428	$9.741	$8.395	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.480	$10.391	$11.428	$9.741	$8.395	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.337	$11.386	$9.720	$8.389	$14.078	$15.378	$12.220	$11.829	$11.737	$-
Accumulation unit value at end of period	$12.397	$10.337	$11.386	$9.720	$8.389	$14.078	$15.378	$12.220	$11.829	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	10	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.248	$11.316	$9.684	$8.379	$13.908	$15.231	$12.133	$11.775	$11.712	$-
Accumulation unit value at end of period	$12.259	$10.248	$11.316	$9.684	$8.379	$13.908	$15.231	$12.133	$11.775	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.213	$11.288	$9.670	$8.375	$13.841	$15.173	$12.099	$11.753	$11.702	$-
Accumulation unit value at end of period	$12.205	$10.213	$11.288	$9.670	$8.375	$13.841	$15.173	$12.099	$11.753	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	9	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.142	$11.233	$9.642	$8.368	$13.708	$15.056	$12.030	$11.710	$11.683	$-
Accumulation unit value at end of period	$12.096	$10.142	$11.233	$9.642	$8.368	$13.708	$15.056	$12.030	$11.710	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	6	5	2	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667	$11.663	$-
Accumulation unit value at end of period	$11.989	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	-	0	0	0	-
BlackRock Advantage Large Cap Core Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.279	$18.303	$15.035	$13.665	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.258	$17.279	$18.303	$15.035	$13.665	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-35

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.223	$18.308	$15.092	$13.764	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.109	$17.223	$18.308	$15.092	$13.764	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	2	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.305	$17.358	$14.330	$13.089	$13.146	$11.833	$8.910	$7.839	$7.881	$-
Accumulation unit value at end of period	$20.899	$16.305	$17.358	$14.330	$13.089	$13.146	$11.833	$8.910	$7.839	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	1	1	4	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.838	$16.904	$13.990	$12.811	$12.898	$11.640	$8.786	$7.750	$7.810	$-
Accumulation unit value at end of period	$20.250	$15.838	$16.904	$13.990	$12.811	$12.898	$11.640	$8.786	$7.750	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.811	$21.165	$17.534	$16.072	$16.198	$14.632	$11.056	$9.761	$9.848	$-
Accumulation unit value at end of period	$25.304	$19.811	$21.165	$17.534	$16.072	$16.198	$14.632	$11.056	$9.761	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.296	$16.374	$13.593	$12.484	$12.607	$11.411	$8.640	$7.643	$7.726	$-
Accumulation unit value at end of period	$19.498	$15.296	$16.374	$13.593	$12.484	$12.607	$11.411	$8.640	$7.643	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.841	$20.210	$16.810	$15.469	$15.653	$14.196	$10.770	$9.547	$9.670	$-
Accumulation unit value at end of period	$23.969	$18.841	$20.210	$16.810	$15.469	$15.653	$14.196	$10.770	$9.547	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	3	6	-
BlackRock Advantage Large Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.634	$37.728	$30.640	$27.858	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$48.864	$36.634	$37.728	$30.640	$27.858	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-36

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$35.396	$36.582	$29.813	$27.200	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$47.048	$35.396	$36.582	$29.813	$27.200	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$34.879	$36.101	$29.465	$26.924	$26.736	$26.668	$21.660	$19.622	$20.883	$-
Accumulation unit value at end of period	$46.290	$34.879	$36.101	$29.465	$26.924	$26.736	$26.668	$21.660	$19.622	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	-	-	-	0	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$34.033	$35.314	$28.895	$26.468	$26.349	$26.348	$21.454	$19.484	$20.788	$-
Accumulation unit value at end of period	$45.055	$34.033	$35.314	$28.895	$26.468	$26.349	$26.348	$21.454	$19.484	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	1	1	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$33.700	$35.004	$28.670	$26.288	$26.196	$26.222	$21.372	$19.429	$20.750	$-
Accumulation unit value at end of period	$44.570	$33.700	$35.004	$28.670	$26.288	$26.196	$26.222	$21.372	$19.429	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	-	-	-	1	0	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$33.044	$34.393	$28.225	$25.932	$25.893	$25.970	$21.209	$19.320	$20.675	$-
Accumulation unit value at end of period	$43.615	$33.044	$34.393	$28.225	$25.932	$25.893	$25.970	$21.209	$19.320	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	2	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.402	$33.791	$27.787	$25.580	$25.593	$25.721	$21.048	$19.211	$20.600	$-
Accumulation unit value at end of period	$42.681	$32.402	$33.791	$27.787	$25.580	$25.593	$25.721	$21.048	$19.211	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	5	4	3	2	2	1	-
BlackRock Advantage Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-37

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$9.382	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.476	$9.382	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	21	19	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.370	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.441	$9.370	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	25	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.350	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.384	$9.350	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.343	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.362	$9.343	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	14	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.327	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.316	$9.327	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	11	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.311	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.271	$9.311	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	8	-	-	-	-	-	-	-	-
BlackRock Capital Appreciation Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$40.978	$40.279	$30.379	$30.489	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$54.030	$40.978	$40.279	$30.379	$30.489	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-38

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$39.594	$39.056	$29.559	$29.770	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$52.022	$39.594	$39.056	$29.559	$29.770	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$39.015	$38.543	$29.214	$29.467	$27.714	$25.707	$19.309	$17.034	$18.840	$-
Accumulation unit value at end of period	$51.185	$39.015	$38.543	$29.214	$29.467	$27.714	$25.707	$19.309	$17.034	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	4	3	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$38.068	$37.702	$28.649	$28.968	$27.314	$25.399	$19.125	$16.914	$18.754	$-
Accumulation unit value at end of period	$49.819	$38.068	$37.702	$28.649	$28.968	$27.314	$25.399	$19.125	$16.914	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$37.696	$37.371	$28.426	$28.772	$27.155	$25.277	$19.052	$16.866	$18.720	$-
Accumulation unit value at end of period	$49.282	$37.696	$37.371	$28.426	$28.772	$27.155	$25.277	$19.052	$16.866	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	1	1	1	-	0	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$36.963	$36.718	$27.984	$28.382	$26.841	$25.034	$18.907	$16.771	$18.652	$-
Accumulation unit value at end of period	$48.227	$36.963	$36.718	$27.984	$28.382	$26.841	$25.034	$18.907	$16.771	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	2	1	1	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$36.244	$36.077	$27.550	$27.997	$26.530	$24.794	$18.763	$16.677	$18.584	$-
Accumulation unit value at end of period	$47.195	$36.244	$36.077	$27.550	$27.997	$26.530	$24.794	$18.763	$16.677	$-
Number of accumulation units outstanding at end of period (in thousands)	3	1	1	2	2	3	2	1	2	-
BlackRock Equity Dividend Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$35.698	$38.565	$33.122	$28.554	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$45.424	$35.698	$38.565	$33.122	$28.554	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	6	6	6	5	-	-	-	-	-

APP I-39

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$34.492	$37.393	$32.228	$27.880	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$43.736	$34.492	$37.393	$32.228	$27.880	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	2	2	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$33.987	$36.902	$31.852	$27.596	$27.843	$25.658	$20.738	$18.622	$17.723	$-
Accumulation unit value at end of period	$43.032	$33.987	$36.902	$31.852	$27.596	$27.843	$25.658	$20.738	$18.622	$-
Number of accumulation units outstanding at end of period (in thousands)	16	17	1	26	25	15	16	21	21	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$33.163	$36.097	$31.235	$27.130	$27.441	$25.351	$20.540	$18.491	$17.642	$-
Accumulation unit value at end of period	$41.883	$33.163	$36.097	$31.235	$27.130	$27.441	$25.351	$20.540	$18.491	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	1	1	5	5	6	7	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$32.839	$35.781	$30.992	$26.945	$27.281	$25.229	$20.462	$18.439	$17.610	$-
Accumulation unit value at end of period	$41.433	$32.839	$35.781	$30.992	$26.945	$27.281	$25.229	$20.462	$18.439	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	4	3	5	2	1	15	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$32.200	$35.155	$30.511	$26.580	$26.966	$24.987	$20.306	$18.335	$17.546	$-
Accumulation unit value at end of period	$40.546	$32.200	$35.155	$30.511	$26.580	$26.966	$24.987	$20.306	$18.335	$-
Number of accumulation units outstanding at end of period (in thousands)	13	14	12	14	13	16	7	6	7	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$31.574	$34.541	$30.038	$26.220	$26.654	$24.747	$20.152	$18.232	$17.482	$-
Accumulation unit value at end of period	$39.678	$31.574	$34.541	$30.038	$26.220	$26.654	$24.747	$20.152	$18.232	$-
Number of accumulation units outstanding at end of period (in thousands)	23	28	26	34	34	31	31	22	12	-
BlackRock Global Allocation Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.341	$16.608	$14.656	$14.127	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.982	$15.341	$16.608	$14.656	$14.127	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	111	117	164	162	-	-	-	-	-

APP I-40

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.491	$14.656	$12.978	$12.553	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.757	$13.491	$14.656	$12.978	$12.553	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	47	46	63	34	38	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.604	$16.977	$15.056	$14.585	$14.814	$14.615	$12.836	$11.726	$12.238	$11.197
Accumulation unit value at end of period	$18.198	$15.604	$16.977	$15.056	$14.585	$14.814	$14.615	$12.836	$11.726	$12.238
Number of accumulation units outstanding at end of period (in thousands)	54	58	56	78	83	137	140	211	156	188
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.062	$15.339	$13.637	$13.243	$13.485	$13.337	$11.743	$10.754	$11.252	$10.320
Accumulation unit value at end of period	$16.360	$14.062	$15.339	$13.637	$13.243	$13.485	$13.337	$11.743	$10.754	$11.252
Number of accumulation units outstanding at end of period (in thousands)	18	16	59	72	68	68	65	57	60	25
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.902	$18.455	$16.424	$15.966	$16.274	$16.111	$14.199	$13.017	$13.633	$12.517
Accumulation unit value at end of period	$19.644	$16.902	$18.455	$16.424	$15.966	$16.274	$16.111	$14.199	$13.017	$13.633
Number of accumulation units outstanding at end of period (in thousands)	49	43	53	32	27	37	30	36	35	31
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.581	$14.858	$13.250	$12.906	$13.181	$13.075	$11.547	$10.606	$11.131	$10.240
Accumulation unit value at end of period	$15.752	$13.581	$14.858	$13.250	$12.906	$13.181	$13.075	$11.547	$10.606	$11.131
Number of accumulation units outstanding at end of period (in thousands)	142	177	176	145	126	139	131	100	77	59
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.075	$17.622	$15.746	$15.367	$15.726	$15.631	$13.832	$12.731	$13.388	$12.340
Accumulation unit value at end of period	$18.608	$16.075	$17.622	$15.746	$15.367	$15.726	$15.631	$13.832	$12.731	$13.388
Number of accumulation units outstanding at end of period (in thousands)	60	64	64	107	110	125	117	128	98	62
BlackRock LifePath® Dynamic 2025 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.649	$15.399	$13.365	$12.544	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.456	$14.649	$15.399	$13.365	$12.544	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-41

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.297	$15.081	$13.135	$12.371	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.976	$14.297	$15.081	$13.135	$12.371	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.148	$14.947	$13.038	$12.298	$12.635	$12.099	$10.903	$10.000	$-	$-
Accumulation unit value at end of period	$16.774	$14.148	$14.947	$13.038	$12.298	$12.635	$12.099	$10.903	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	1	-	4	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.904	$14.726	$12.877	$12.177	$12.541	$12.039	$10.877	$10.000	$-	$-
Accumulation unit value at end of period	$16.443	$13.904	$14.726	$12.877	$12.177	$12.541	$12.039	$10.877	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	48	15	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.807	$14.638	$12.813	$12.128	$12.504	$12.016	$10.866	$10.000	$-	$-
Accumulation unit value at end of period	$16.313	$13.807	$14.638	$12.813	$12.128	$12.504	$12.016	$10.866	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	6	6	4	2	1	0	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.616	$14.465	$12.687	$12.033	$12.430	$11.968	$10.845	$10.000	$-	$-
Accumulation unit value at end of period	$16.055	$13.616	$14.465	$12.687	$12.033	$12.430	$11.968	$10.845	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	15	14	4	2	30	0	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.428	$14.293	$12.561	$11.938	$12.357	$11.921	$10.824	$10.000	$-	$-
Accumulation unit value at end of period	$15.801	$13.428	$14.293	$12.561	$11.938	$12.357	$11.921	$10.824	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	12	10	8	4	0	-	-
BlackRock LifePath® Dynamic 2030 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.349	$15.214	$12.956	$12.117	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.464	$14.349	$15.214	$12.956	$12.117	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	27	28	29	26	85	-	-	-	-	-

APP I-42

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.861	$14.748	$12.604	$11.828	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.811	$13.861	$14.748	$12.604	$11.828	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	74	79	74	80	73	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.407	$15.353	$13.140	$12.350	$12.698	$12.156	$10.769	$9.599	$9.732	$8.769
Accumulation unit value at end of period	$17.448	$14.407	$15.353	$13.140	$12.350	$12.698	$12.156	$10.769	$9.599	$9.732
Number of accumulation units outstanding at end of period (in thousands)	191	232	256	235	224	198	182	215	204	212
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.152	$14.051	$12.056	$11.359	$11.708	$11.236	$9.979	$8.917	$9.063	$8.187
Accumulation unit value at end of period	$15.888	$13.152	$14.051	$12.056	$11.359	$11.708	$11.236	$9.979	$8.917	$9.063
Number of accumulation units outstanding at end of period (in thousands)	35	53	45	50	73	65	90	149	63	60
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.788	$16.884	$14.501	$13.677	$14.111	$13.556	$12.051	$10.780	$10.967	$9.917
Accumulation unit value at end of period	$19.054	$15.788	$16.884	$14.501	$13.677	$14.111	$13.556	$12.051	$10.780	$10.967
Number of accumulation units outstanding at end of period (in thousands)	162	159	236	213	192	211	178	137	128	186
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.702	$13.611	$11.713	$11.069	$11.444	$11.016	$9.813	$8.795	$8.966	$8.123
Accumulation unit value at end of period	$15.299	$12.702	$13.611	$11.713	$11.069	$11.444	$11.016	$9.813	$8.795	$8.966
Number of accumulation units outstanding at end of period (in thousands)	116	102	119	93	113	106	112	110	85	67
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.015	$16.122	$13.902	$13.164	$13.636	$13.153	$11.740	$10.543	$10.769	$9.777
Accumulation unit value at end of period	$18.048	$15.015	$16.122	$13.902	$13.164	$13.636	$13.153	$11.740	$10.543	$10.769
Number of accumulation units outstanding at end of period (in thousands)	146	147	160	193	207	203	220	203	152	115
BlackRock LifePath® Dynamic 2035 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.649	$16.771	$14.059	$13.094	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.306	$15.649	$16.771	$14.059	$13.094	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-43

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.272	$16.425	$13.817	$12.913	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.775	$15.272	$16.425	$13.817	$12.913	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.113	$16.279	$13.714	$12.836	$13.218	$12.631	$11.031	$10.000	$-	$-
Accumulation unit value at end of period	$18.552	$15.113	$16.279	$13.714	$12.836	$13.218	$12.631	$11.031	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.852	$16.038	$13.545	$12.710	$13.120	$12.569	$11.005	$10.000	$-	$-
Accumulation unit value at end of period	$18.186	$14.852	$16.038	$13.545	$12.710	$13.120	$12.569	$11.005	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	-	1	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.749	$15.943	$13.478	$12.659	$13.081	$12.545	$10.994	$10.000	$-	$-
Accumulation unit value at end of period	$18.042	$14.749	$15.943	$13.478	$12.659	$13.081	$12.545	$10.994	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	4	2	1	0	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.545	$15.754	$13.345	$12.559	$13.004	$12.496	$10.973	$10.000	$-	$-
Accumulation unit value at end of period	$17.757	$14.545	$15.754	$13.345	$12.559	$13.004	$12.496	$10.973	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	2	7	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.344	$15.567	$13.213	$12.460	$12.927	$12.446	$10.952	$10.000	$-	$-
Accumulation unit value at end of period	$17.476	$14.344	$15.567	$13.213	$12.460	$12.927	$12.446	$10.952	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	20	8	9	12	6	1	0	-	-
BlackRock LifePath® Dynamic 2040 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.181	$15.364	$12.679	$11.773	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.767	$14.181	$15.364	$12.679	$11.773	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	14	17	26	61	-	-	-	-	-
APP I-44

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.722	$14.919	$12.355	$11.512	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.132	$13.722	$14.919	$12.355	$11.512	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	99	101	100	86	77	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.361	$15.637	$12.969	$12.103	$12.485	$11.924	$10.269	$9.020	$9.312	$8.326
Accumulation unit value at end of period	$17.902	$14.361	$15.637	$12.969	$12.103	$12.485	$11.924	$10.269	$9.020	$9.312
Number of accumulation units outstanding at end of period (in thousands)	280	397	403	257	255	252	260	251	216	180
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.999	$14.189	$11.798	$11.037	$11.414	$10.928	$9.435	$8.309	$8.599	$7.708
Accumulation unit value at end of period	$16.164	$12.999	$14.189	$11.798	$11.037	$11.414	$10.928	$9.435	$8.309	$8.599
Number of accumulation units outstanding at end of period (in thousands)	89	124	126	147	142	89	97	90	55	29
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.983	$17.465	$14.535	$13.612	$14.091	$13.505	$11.671	$10.288	$10.658	$9.563
Accumulation unit value at end of period	$19.855	$15.983	$17.465	$14.535	$13.612	$14.091	$13.505	$11.671	$10.288	$10.658
Number of accumulation units outstanding at end of period (in thousands)	137	119	138	106	115	132	116	89	79	159
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.554	$13.745	$11.462	$10.755	$11.156	$10.714	$9.278	$8.195	$8.507	$7.648
Accumulation unit value at end of period	$15.564	$12.554	$13.745	$11.462	$10.755	$11.156	$10.714	$9.278	$8.195	$8.507
Number of accumulation units outstanding at end of period (in thousands)	79	65	73	62	94	116	82	64	34	41
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.200	$16.676	$13.935	$13.101	$13.617	$13.103	$11.369	$10.062	$10.466	$9.428
Accumulation unit value at end of period	$18.807	$15.200	$16.676	$13.935	$13.101	$13.617	$13.103	$11.369	$10.062	$10.466
Number of accumulation units outstanding at end of period (in thousands)	149	154	147	209	194	183	178	176	149	102
BlackRock LifePath® Dynamic 2045 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.382	$17.892	$14.659	$13.586	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.648	$16.382	$17.892	$14.659	$13.586	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-45

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.987	$17.522	$14.407	$13.399	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.081	$15.987	$17.522	$14.407	$13.399	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.821	$17.366	$14.300	$13.319	$13.746	$13.111	$11.150	$10.000	$-	$-
Accumulation unit value at end of period	$19.842	$15.821	$17.366	$14.300	$13.319	$13.746	$13.111	$11.150	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	2	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.548	$17.110	$14.124	$13.188	$13.644	$13.046	$11.123	$10.000	$-	$-
Accumulation unit value at end of period	$19.451	$15.548	$17.110	$14.124	$13.188	$13.644	$13.046	$11.123	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	4	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.440	$17.008	$14.054	$13.136	$13.604	$13.021	$11.113	$10.000	$-	$-
Accumulation unit value at end of period	$19.296	$15.440	$17.008	$14.054	$13.136	$13.604	$13.021	$11.113	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	1	1	0	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.226	$16.806	$13.915	$13.032	$13.523	$12.970	$11.091	$10.000	$-	$-
Accumulation unit value at end of period	$18.991	$15.226	$16.806	$13.915	$13.032	$13.523	$12.970	$11.091	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	5	3	4	1	4	0	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.016	$16.607	$13.777	$12.929	$13.443	$12.919	$11.070	$10.000	$-	$-
Accumulation unit value at end of period	$18.691	$15.016	$16.607	$13.777	$12.929	$13.443	$12.919	$11.070	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	6	3	3	4	2	0	0	-	-
BlackRock LifePath® Dynamic 2055 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.855	$18.446	$15.090	$13.986	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.257	$16.855	$18.446	$15.090	$13.986	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-46

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.449	$18.065	$14.830	$13.793	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.673	$16.449	$18.065	$14.830	$13.793	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.278	$17.904	$14.720	$13.711	$14.159	$13.476	$11.220	$10.000	$-	$-
Accumulation unit value at end of period	$20.427	$16.278	$17.904	$14.720	$13.711	$14.159	$13.476	$11.220	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	-	-	-	-	1	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.997	$17.640	$14.539	$13.576	$14.055	$13.410	$11.193	$10.000	$-	$-
Accumulation unit value at end of period	$20.024	$15.997	$17.640	$14.539	$13.576	$14.055	$13.410	$11.193	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.886	$17.535	$14.467	$13.522	$14.013	$13.383	$11.182	$10.000	$-	$-
Accumulation unit value at end of period	$19.865	$15.886	$17.535	$14.467	$13.522	$14.013	$13.383	$11.182	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	3	2	1	0	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.666	$17.327	$14.324	$13.415	$13.930	$13.331	$11.160	$10.000	$-	$-
Accumulation unit value at end of period	$19.551	$15.666	$17.327	$14.324	$13.415	$13.930	$13.331	$11.160	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	5	4	3	1	-	0	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.449	$17.122	$14.182	$13.309	$13.848	$13.278	$11.139	$10.000	$-	$-
Accumulation unit value at end of period	$19.242	$15.449	$17.122	$14.182	$13.309	$13.848	$13.278	$11.139	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	5	2	2	2	-	0	-	-	-
BlackRock LifePath® Dynamic Retirement Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.199	$15.820	$14.201	$13.440	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.716	$15.199	$15.820	$14.201	$13.440	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	3	3	18	38	-	-	-	-	-

APP I-47

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.577	$15.226	$13.716	$13.026	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.931	$14.577	$15.226	$13.716	$13.026	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	83	9	10	13	13	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.499	$15.168	$13.684	$13.015	$13.318	$12.801	$12.145	$11.253	$10.917	$10.055
Accumulation unit value at end of period	$16.816	$14.499	$15.168	$13.684	$13.015	$13.318	$12.801	$12.145	$11.253	$10.917
Number of accumulation units outstanding at end of period (in thousands)	101	23	24	19	17	8	16	24	32	48
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.932	$14.611	$13.214	$12.599	$12.925	$12.455	$11.845	$11.003	$10.701	$9.881
Accumulation unit value at end of period	$16.117	$13.932	$14.611	$13.214	$12.599	$12.925	$12.455	$11.845	$11.003	$10.701
Number of accumulation units outstanding at end of period (in thousands)	18	5	6	8	8	8	7	8	12	7
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.401	$16.168	$14.637	$13.970	$14.346	$13.838	$13.174	$12.249	$11.925	$11.022
Accumulation unit value at end of period	$17.800	$15.401	$16.168	$14.637	$13.970	$14.346	$13.838	$13.174	$12.249	$11.925
Number of accumulation units outstanding at end of period (in thousands)	77	11	12	11	11	14	12	18	13	43
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.455	$14.153	$12.839	$12.278	$12.634	$12.210	$11.648	$10.852	$10.586	$9.804
Accumulation unit value at end of period	$15.519	$13.455	$14.153	$12.839	$12.278	$12.634	$12.210	$11.648	$10.852	$10.586
Number of accumulation units outstanding at end of period (in thousands)	79	6	11	17	18	16	16	12	10	7
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.647	$15.438	$14.032	$13.447	$13.864	$13.426	$12.833	$11.981	$11.710	$10.866
Accumulation unit value at end of period	$16.860	$14.647	$15.438	$14.032	$13.447	$13.864	$13.426	$12.833	$11.981	$11.710
Number of accumulation units outstanding at end of period (in thousands)	161	34	33	45	46	49	49	58	67	59
BlackRock Mid Cap Dividend Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.873	$19.802	$18.242	$14.915	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.099	$17.873	$19.802	$18.242	$14.915	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-48

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.378	$21.545	$19.918	$16.342	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.957	$19.378	$21.545	$19.918	$16.342	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	9	10	23	16	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.865	$18.779	$17.387	$14.286	$15.423	$14.567	$10.984	$9.751	$9.859	$-
Accumulation unit value at end of period	$21.687	$16.865	$18.779	$17.387	$14.286	$15.423	$14.567	$10.984	$9.751	$-
Number of accumulation units outstanding at end of period (in thousands)	12	12	14	28	20	17	8	37	35	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.382	$18.288	$16.974	$13.982	$15.132	$14.329	$10.831	$9.640	$9.770	$-
Accumulation unit value at end of period	$21.014	$16.382	$18.288	$16.974	$13.982	$15.132	$14.329	$10.831	$9.640	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	7	10	9	10	13	20	12	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.590	$23.008	$21.376	$17.626	$19.095	$18.099	$13.694	$12.200	$12.378	$-
Accumulation unit value at end of period	$26.385	$20.590	$23.008	$21.376	$17.626	$19.095	$18.099	$13.694	$12.200	$-
Number of accumulation units outstanding at end of period (in thousands)	11	7	6	8	8	5	5	5	3	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.822	$17.715	$16.492	$13.625	$14.791	$14.047	$10.650	$9.507	$9.665	$-
Accumulation unit value at end of period	$20.234	$15.822	$17.715	$16.492	$13.625	$14.791	$14.047	$10.650	$9.507	$-
Number of accumulation units outstanding at end of period (in thousands)	12	14	13	14	15	18	15	15	12	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.582	$21.969	$20.493	$16.965	$18.453	$17.560	$13.340	$11.932	$12.155	$-
Accumulation unit value at end of period	$24.993	$19.582	$21.969	$20.493	$16.965	$18.453	$17.560	$13.340	$11.932	$-
Number of accumulation units outstanding at end of period (in thousands)	14	16	16	20	16	15	22	14	20	-
BlackRock Mid-Cap Growth Equity Portfolio
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.060	$22.485	$16.754	$16.301	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.336	$23.060	$22.485	$16.754	$16.301	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-49

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.463	$21.979	$16.435	$16.046	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.417	$22.463	$21.979	$16.435	$16.046	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.211	$21.766	$16.299	$15.938	$15.037	$14.251	$9.760	$8.864	$10.000	$-
Accumulation unit value at end of period	$30.032	$22.211	$21.766	$16.299	$15.938	$15.037	$14.251	$9.760	$8.864	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	4	4	4	1	1	1	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.798	$21.415	$16.077	$15.759	$14.906	$14.162	$9.724	$8.853	$10.000	$-
Accumulation unit value at end of period	$29.400	$21.798	$21.415	$16.077	$15.759	$14.906	$14.162	$9.724	$8.853	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	-	-	-	3	3	2	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.635	$21.277	$15.989	$15.688	$14.854	$14.127	$9.709	$8.848	$10.000	$-
Accumulation unit value at end of period	$29.151	$21.635	$21.277	$15.989	$15.688	$14.854	$14.127	$9.709	$8.848	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	-	-	1	0	0	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.313	$21.002	$15.814	$15.548	$14.750	$14.056	$9.680	$8.839	$10.000	$-
Accumulation unit value at end of period	$28.660	$21.313	$21.002	$15.814	$15.548	$14.750	$14.056	$9.680	$8.839	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	2	2	2	2	2	5	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.996	$20.731	$15.641	$15.408	$14.647	$13.986	$9.651	$8.830	$10.000	$-
Accumulation unit value at end of period	$28.176	$20.996	$20.731	$15.641	$15.408	$14.647	$13.986	$9.651	$8.830	$-
Number of accumulation units outstanding at end of period (in thousands)	10	7	6	8	11	11	12	11	12	-
BMO Mid-Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-50

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$9.658	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.572	$9.658	$11.460	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	19	31	56	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.635	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.526	$9.635	$11.449	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	8	9	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.596	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.451	$9.596	$11.432	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.580	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.421	$9.580	$11.424	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.549	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.361	$9.549	$11.410	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.518	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.302	$9.518	$11.396	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
BNY Mellon Bond Market Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.802	$13.842	$13.427	$13.153	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.925	$13.802	$13.842	$13.427	$13.153	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	601	603	619	525	299	-	-	-	-	-

APP I-51

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.296	$13.382	$13.026	$12.805	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.328	$13.296	$13.382	$13.026	$12.805	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	11	17	16	8	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.085	$13.190	$12.858	$12.659	$12.715	$12.105	$12.490	$12.105	$11.324	$10.737
Accumulation unit value at end of period	$14.079	$13.085	$13.190	$12.858	$12.659	$12.715	$12.105	$12.490	$12.105	$11.324
Number of accumulation units outstanding at end of period (in thousands)	91	90	100	62	62	91	72	59	50	69
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.741	$12.875	$12.582	$12.418	$12.505	$11.935	$12.345	$11.994	$11.249	$10.692
Accumulation unit value at end of period	$13.675	$12.741	$12.875	$12.582	$12.418	$12.505	$11.935	$12.345	$11.994	$11.249
Number of accumulation units outstanding at end of period (in thousands)	50	48	49	53	35	39	49	67	24	11
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.605	$12.751	$12.474	$12.323	$12.422	$11.867	$12.287	$11.951	$11.219	$10.674
Accumulation unit value at end of period	$13.516	$12.605	$12.751	$12.474	$12.323	$12.422	$11.867	$12.287	$11.951	$11.219
Number of accumulation units outstanding at end of period (in thousands)	9	8	8	7	13	15	25	25	6	4
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.339	$12.507	$12.259	$12.136	$12.257	$11.734	$12.173	$11.863	$11.159	$10.638
Accumulation unit value at end of period	$13.204	$12.339	$12.507	$12.259	$12.136	$12.257	$11.734	$12.173	$11.863	$11.159
Number of accumulation units outstanding at end of period (in thousands)	41	38	69	83	64	54	63	37	19	19
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.079	$12.267	$12.049	$11.951	$12.095	$11.601	$12.060	$11.776	$11.099	$10.603
Accumulation unit value at end of period	$12.900	$12.079	$12.267	$12.049	$11.951	$12.095	$11.601	$12.060	$11.776	$11.099
Number of accumulation units outstanding at end of period (in thousands)	98	98	93	88	84	97	88	93	79	43
BNY Mellon Midcap Index Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$75.980	$85.850	$74.214	$61.727	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$95.397	$75.980	$85.850	$74.214	$61.727	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	128	153	142	120	74	-	-	-	-	-

APP I-52

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$25.646	$29.079	$25.226	$21.055	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.087	$25.646	$29.079	$25.226	$21.055	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	28	27	35	31	13	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.388	$28.831	$25.048	$20.937	$21.611	$19.859	$15.021	$12.881	$13.236	$10.556
Accumulation unit value at end of period	$31.718	$25.388	$28.831	$25.048	$20.937	$21.611	$19.859	$15.021	$12.881	$13.236
Number of accumulation units outstanding at end of period (in thousands)	48	50	52	38	61	56	57	51	40	25
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.627	$23.483	$20.452	$17.138	$17.734	$16.337	$12.388	$10.650	$10.971	$8.771
Accumulation unit value at end of period	$25.704	$20.627	$23.483	$20.452	$17.138	$17.734	$16.337	$12.388	$10.650	$10.971
Number of accumulation units outstanding at end of period (in thousands)	15	19	29	27	26	22	16	27	19	13
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.220	$27.602	$24.064	$20.185	$20.907	$19.280	$14.634	$12.593	$12.986	$10.392
Accumulation unit value at end of period	$30.153	$24.220	$27.602	$24.064	$20.185	$20.907	$19.280	$14.634	$12.593	$12.986
Number of accumulation units outstanding at end of period (in thousands)	11	12	13	13	22	20	18	13	12	7
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.977	$22.812	$19.927	$16.749	$17.383	$16.062	$12.216	$10.533	$10.884	$8.727
Accumulation unit value at end of period	$24.820	$19.977	$22.812	$19.927	$16.749	$17.383	$16.062	$12.216	$10.533	$10.884
Number of accumulation units outstanding at end of period (in thousands)	26	40	43	51	40	40	28	21	11	7
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.951	$26.261	$22.986	$19.358	$20.132	$18.638	$14.204	$12.272	$12.706	$10.209
Accumulation unit value at end of period	$28.459	$22.951	$26.261	$22.986	$19.358	$20.132	$18.638	$14.204	$12.272	$12.706
Number of accumulation units outstanding at end of period (in thousands)	25	27	28	25	28	39	37	40	34	25
BNY Mellon S&P 500 Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.654	$22.764	$18.774	$16.861	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.339	$21.654	$22.764	$18.774	$16.861	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	604	668	579	492	316	-	-	-	-	-
APP I-53

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.861	$22.007	$18.214	$16.414	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.205	$20.861	$22.007	$18.214	$16.414	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	33	28	48	43	20	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.530	$21.690	$17.978	$16.227	$16.161	$14.355	$10.950	$9.532	$9.424	$8.267
Accumulation unit value at end of period	$26.733	$20.530	$21.690	$17.978	$16.227	$16.161	$14.355	$10.950	$9.532	$9.424
Number of accumulation units outstanding at end of period (in thousands)	124	144	164	137	172	148	119	111	147	129
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.989	$21.173	$17.593	$15.919	$15.894	$14.153	$10.823	$9.444	$9.361	$8.233
Accumulation unit value at end of period	$25.964	$19.989	$21.173	$17.593	$15.919	$15.894	$14.153	$10.823	$9.444	$9.361
Number of accumulation units outstanding at end of period (in thousands)	54	80	86	95	68	58	39	39	22	16
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.777	$20.969	$17.441	$15.797	$15.788	$14.073	$10.772	$9.410	$9.336	$8.219
Accumulation unit value at end of period	$25.663	$19.777	$20.969	$17.441	$15.797	$15.788	$14.073	$10.772	$9.410	$9.336
Number of accumulation units outstanding at end of period (in thousands)	49	45	55	38	37	36	40	26	14	21
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.360	$20.568	$17.142	$15.557	$15.579	$13.915	$10.672	$9.341	$9.286	$8.192
Accumulation unit value at end of period	$25.071	$19.360	$20.568	$17.142	$15.557	$15.579	$13.915	$10.672	$9.341	$9.286
Number of accumulation units outstanding at end of period (in thousands)	87	86	106	98	75	67	73	50	26	19
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.951	$20.174	$16.847	$15.320	$15.373	$13.758	$10.573	$9.273	$9.237	$8.164
Accumulation unit value at end of period	$24.493	$18.951	$20.174	$16.847	$15.320	$15.373	$13.758	$10.573	$9.273	$9.237
Number of accumulation units outstanding at end of period (in thousands)	74	82	93	110	109	123	95	99	85	52
BNY Mellon Smallcap Stock Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$59.352	$65.139	$57.950	$46.049	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$72.579	$59.352	$65.139	$57.950	$46.049	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	133	146	133	103	43	-	-	-	-	-

APP I-54

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$26.253	$28.914	$25.813	$20.583	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.991	$26.253	$28.914	$25.813	$20.583	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	10	11	9	5	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.978	$28.655	$25.620	$20.460	$21.034	$20.055	$14.319	$12.404	$12.365	$9.859
Accumulation unit value at end of period	$31.609	$25.978	$28.655	$25.620	$20.460	$21.034	$20.055	$14.319	$12.404	$12.365
Number of accumulation units outstanding at end of period (in thousands)	38	38	36	23	29	32	29	30	26	20
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.947	$25.375	$22.744	$18.209	$18.766	$17.938	$12.839	$11.150	$11.143	$8.907
Accumulation unit value at end of period	$27.851	$22.947	$25.375	$22.744	$18.209	$18.766	$17.938	$12.839	$11.150	$11.143
Number of accumulation units outstanding at end of period (in thousands)	11	14	14	30	30	27	14	9	4	2
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.783	$27.433	$24.613	$19.725	$20.349	$19.470	$13.950	$12.127	$12.131	$9.706
Accumulation unit value at end of period	$30.050	$24.783	$27.433	$24.613	$19.725	$20.349	$19.470	$13.950	$12.127	$12.131
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	7	8	7	8	6	8	7
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.224	$24.650	$22.161	$17.795	$18.394	$17.635	$12.661	$11.028	$11.054	$8.862
Accumulation unit value at end of period	$26.893	$22.224	$24.650	$22.161	$17.795	$18.394	$17.635	$12.661	$11.028	$11.054
Number of accumulation units outstanding at end of period (in thousands)	23	25	26	25	24	17	15	10	5	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.485	$26.101	$23.511	$18.917	$19.594	$18.823	$13.540	$11.818	$11.869	$9.535
Accumulation unit value at end of period	$28.362	$23.485	$26.101	$23.511	$18.917	$19.594	$18.823	$13.540	$11.818	$11.869
Number of accumulation units outstanding at end of period (in thousands)	21	22	23	22	23	29	23	20	24	18
Calamos Global Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.502	$18.339	$13.644	$13.785	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.011	$15.502	$18.339	$13.644	$13.785	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-55

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.129	$17.961	$13.409	$13.595	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.460	$15.129	$17.961	$13.409	$13.595	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.971	$17.801	$13.310	$13.514	$12.937	$12.919	$10.861	$10.000	$-	$-
Accumulation unit value at end of period	$19.229	$14.971	$17.801	$13.310	$13.514	$12.937	$12.919	$10.861	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.713	$17.538	$13.145	$13.381	$12.841	$12.856	$10.835	$10.000	$-	$-
Accumulation unit value at end of period	$18.850	$14.713	$17.538	$13.145	$13.381	$12.841	$12.856	$10.835	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.611	$17.433	$13.080	$13.328	$12.803	$12.830	$10.825	$10.000	$-	$-
Accumulation unit value at end of period	$18.701	$14.611	$17.433	$13.080	$13.328	$12.803	$12.830	$10.825	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.409	$17.227	$12.951	$13.222	$12.728	$12.780	$10.804	$10.000	$-	$-
Accumulation unit value at end of period	$18.405	$14.409	$17.227	$12.951	$13.222	$12.728	$12.780	$10.804	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$10.000	$-	$-
Accumulation unit value at end of period	$18.114	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Calvert Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.891	$14.915	$14.314	$13.812	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.151	$14.891	$14.915	$14.314	$13.812	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	20	30	25	23	24	-	-	-	-	-

APP I-56

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.258	$14.331	$13.803	$13.365	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.410	$14.258	$14.331	$13.803	$13.365	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	13	14	15	29	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.179	$14.273	$13.767	$13.351	$13.417	$12.708	$13.114	$12.241	$11.650	$11.028
Accumulation unit value at end of period	$15.302	$14.179	$14.273	$13.767	$13.351	$13.417	$12.708	$13.114	$12.241	$11.650
Number of accumulation units outstanding at end of period (in thousands)	39	41	23	21	20	32	28	45	42	14
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.649	$13.775	$13.320	$12.949	$13.045	$12.387	$12.815	$11.992	$11.441	$10.858
Accumulation unit value at end of period	$14.694	$13.649	$13.775	$13.320	$12.949	$13.045	$12.387	$12.815	$11.992	$11.441
Number of accumulation units outstanding at end of period (in thousands)	18	19	19	21	24	10	15	22	20	26
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.114	$14.258	$13.801	$13.430	$13.544	$12.874	$13.331	$12.487	$11.926	$11.329
Accumulation unit value at end of period	$15.179	$14.114	$14.258	$13.801	$13.430	$13.544	$12.874	$13.331	$12.487	$11.926
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	3	5	4	3	4	19	13
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.182	$13.344	$12.941	$12.619	$12.751	$12.144	$12.601	$11.827	$11.318	$10.773
Accumulation unit value at end of period	$14.148	$13.182	$13.344	$12.941	$12.619	$12.751	$12.144	$12.601	$11.827	$11.318
Number of accumulation units outstanding at end of period (in thousands)	21	16	13	17	15	25	28	28	17	12
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.423	$13.615	$13.231	$12.927	$13.089	$12.491	$12.987	$12.213	$11.711	$11.170
Accumulation unit value at end of period	$14.378	$13.423	$13.615	$13.231	$12.927	$13.089	$12.491	$12.987	$12.213	$11.711
Number of accumulation units outstanding at end of period (in thousands)	21	22	22	27	32	33	33	37	44	37
Calvert Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.687	$36.830	$29.280	$28.616	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$52.809	$38.687	$36.830	$29.280	$28.616	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	41	41	45	42	-	-	-	-	-

APP I-57

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.988	$28.650	$22.856	$22.416	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$40.792	$29.988	$28.650	$22.856	$22.416	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	21	24	27	31	36	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.815	$28.527	$22.792	$22.387	$21.701	$19.641	$15.135	$13.167	$13.536	$11.604
Accumulation unit value at end of period	$40.495	$29.815	$28.527	$22.792	$22.387	$21.701	$19.641	$15.135	$13.167	$13.536
Number of accumulation units outstanding at end of period (in thousands)	23	28	30	40	44	46	44	91	78	33
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.302	$21.392	$17.134	$16.872	$16.396	$14.877	$11.492	$10.023	$10.329	$8.878
Accumulation unit value at end of period	$30.215	$22.302	$21.392	$17.134	$16.872	$16.396	$14.877	$11.492	$10.023	$10.329
Number of accumulation units outstanding at end of period (in thousands)	25	35	37	45	46	34	37	42	26	41
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.579	$26.481	$21.231	$20.927	$20.357	$18.489	$14.297	$12.482	$12.876	$11.078
Accumulation unit value at end of period	$37.328	$27.579	$26.481	$21.231	$20.927	$20.357	$18.489	$14.297	$12.482	$12.876
Number of accumulation units outstanding at end of period (in thousands)	9	9	14	8	14	14	18	16	46	40
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.538	$20.723	$16.648	$16.441	$16.026	$14.585	$11.300	$9.886	$10.218	$8.808
Accumulation unit value at end of period	$29.094	$21.538	$20.723	$16.648	$16.441	$16.026	$14.585	$11.300	$9.886	$10.218
Number of accumulation units outstanding at end of period (in thousands)	14	16	14	32	27	37	31	37	23	13
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.757	$22.903	$18.436	$18.244	$17.818	$16.248	$12.615	$11.057	$11.452	$9.892
Accumulation unit value at end of period	$32.026	$23.757	$22.903	$18.436	$18.244	$17.818	$16.248	$12.615	$11.057	$11.452
Number of accumulation units outstanding at end of period (in thousands)	59	51	55	60	62	65	55	50	66	48
Calvert Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.744	$14.221	$13.345	$12.637	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.775	$13.744	$14.221	$13.345	$12.637	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-58

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.240	$13.748	$12.946	$12.302	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.144	$13.240	$13.748	$12.946	$12.302	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.030	$13.550	$12.779	$12.161	$12.371	$11.855	$12.004	$11.106	$10.875	$-
Accumulation unit value at end of period	$14.881	$13.030	$13.550	$12.779	$12.161	$12.371	$11.855	$12.004	$11.106	$-
Number of accumulation units outstanding at end of period (in thousands)	9	8	7	6	7	15	13	6	18	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.687	$13.227	$12.505	$11.930	$12.167	$11.688	$11.865	$11.005	$10.803	$-
Accumulation unit value at end of period	$14.453	$12.687	$13.227	$12.505	$11.930	$12.167	$11.688	$11.865	$11.005	$-
Number of accumulation units outstanding at end of period (in thousands)	8	7	13	34	22	8	15	20	29	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.552	$13.100	$12.397	$11.839	$12.086	$11.622	$11.809	$10.964	$10.774	$-
Accumulation unit value at end of period	$14.285	$12.552	$13.100	$12.397	$11.839	$12.086	$11.622	$11.809	$10.964	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	-	-	-	-	0	0	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.287	$12.849	$12.184	$11.659	$11.926	$11.491	$11.700	$10.884	$10.717	$-
Accumulation unit value at end of period	$13.956	$12.287	$12.849	$12.184	$11.659	$11.926	$11.491	$11.700	$10.884	$-
Number of accumulation units outstanding at end of period (in thousands)	9	10	10	13	12	27	28	16	16	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.028	$12.603	$11.975	$11.481	$11.768	$11.361	$11.591	$10.805	$10.660	$-
Accumulation unit value at end of period	$13.634	$12.028	$12.603	$11.975	$11.481	$11.768	$11.361	$11.591	$10.805	$-
Number of accumulation units outstanding at end of period (in thousands)	16	11	13	14	17	19	19	35	37	-
ClearBridge Aggressive Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.678	$21.377	$18.705	$17.695	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.439	$19.678	$21.377	$18.705	$17.695	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-59

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.893	$20.596	$18.085	$17.168	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.381	$18.893	$20.596	$18.085	$17.168	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.566	$20.270	$17.825	$16.946	$17.819	$15.627	$10.867	$9.216	$9.135	$-
Accumulation unit value at end of period	$22.942	$18.566	$20.270	$17.825	$16.946	$17.819	$15.627	$10.867	$9.216	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	1	1	1	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.033	$19.738	$17.401	$16.584	$17.482	$15.370	$10.715	$9.110	$9.052	$-
Accumulation unit value at end of period	$22.228	$18.033	$19.738	$17.401	$16.584	$17.482	$15.370	$10.715	$9.110	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.824	$19.529	$17.234	$16.442	$17.349	$15.268	$10.655	$9.068	$9.020	$-
Accumulation unit value at end of period	$21.949	$17.824	$19.529	$17.234	$16.442	$17.349	$15.268	$10.655	$9.068	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	2	2	1	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.414	$19.118	$16.904	$16.160	$17.086	$15.066	$10.535	$8.984	$8.954	$-
Accumulation unit value at end of period	$21.401	$17.414	$19.118	$16.904	$16.160	$17.086	$15.066	$10.535	$8.984	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	5	5	5	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.013	$18.716	$16.582	$15.883	$16.826	$14.868	$10.417	$8.901	$8.889	$-
Accumulation unit value at end of period	$20.867	$17.013	$18.716	$16.582	$15.883	$16.826	$14.868	$10.417	$8.901	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	2	2	2	-
ClearBridge Appreciation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.908	$21.373	$17.884	$16.397	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.142	$20.908	$21.373	$17.884	$16.397	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-60

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.339	$20.865	$17.519	$16.119	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.311	$20.339	$20.865	$17.519	$16.119	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	6	6	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.100	$20.651	$17.365	$16.001	$15.855	$14.390	$11.186	$9.735	$10.338	$-
Accumulation unit value at end of period	$25.963	$20.100	$20.651	$17.365	$16.001	$15.855	$14.390	$11.186	$9.735	$-
Number of accumulation units outstanding at end of period (in thousands)	1	4	1	7	8	5	3	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.708	$20.299	$17.112	$15.807	$15.701	$14.286	$11.133	$9.714	$10.332	$-
Accumulation unit value at end of period	$25.392	$19.708	$20.299	$17.112	$15.807	$15.701	$14.286	$11.133	$9.714	$-
Number of accumulation units outstanding at end of period (in thousands)	9	8	7	8	9	7	7	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.553	$20.159	$17.011	$15.730	$15.640	$14.245	$11.112	$9.705	$10.330	$-
Accumulation unit value at end of period	$25.168	$19.553	$20.159	$17.011	$15.730	$15.640	$14.245	$11.112	$9.705	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.247	$19.884	$16.812	$15.577	$15.519	$14.163	$11.071	$9.688	$10.325	$-
Accumulation unit value at end of period	$24.725	$19.247	$19.884	$16.812	$15.577	$15.519	$14.163	$11.071	$9.688	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	7	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.946	$19.612	$16.616	$15.425	$15.399	$14.081	$11.029	$9.671	$10.321	$-
Accumulation unit value at end of period	$24.289	$18.946	$19.612	$16.616	$15.425	$15.399	$14.081	$11.029	$9.671	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	2	2	2	1	0	-
ClearBridge Mid Cap Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.002	$42.487	$37.693	$34.772	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$49.132	$37.002	$42.487	$37.693	$34.772	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-61

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$35.752	$41.196	$36.676	$33.952	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$47.306	$35.752	$41.196	$36.676	$33.952	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	18	19	11	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$35.229	$40.655	$36.248	$33.606	$33.032	$30.791	$22.558	$19.178	$20.006	$-
Accumulation unit value at end of period	$46.545	$35.229	$40.655	$36.248	$33.606	$33.032	$30.791	$22.558	$19.178	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	4	9	7	11	7	5	2	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$34.374	$39.769	$35.547	$33.038	$32.554	$30.423	$22.344	$19.043	$19.915	$-
Accumulation unit value at end of period	$45.303	$34.374	$39.769	$35.547	$33.038	$32.554	$30.423	$22.344	$19.043	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	1	1	3	1	1	3	3	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.038	$39.420	$35.270	$32.814	$32.365	$30.276	$22.258	$18.989	$19.879	$-
Accumulation unit value at end of period	$44.815	$34.038	$39.420	$35.270	$32.814	$32.365	$30.276	$22.258	$18.989	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$33.376	$38.731	$34.723	$32.369	$31.991	$29.986	$22.089	$18.882	$19.807	$-
Accumulation unit value at end of period	$43.855	$33.376	$38.731	$34.723	$32.369	$31.991	$29.986	$22.089	$18.882	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	2	1	1	1	1	1	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.727	$38.054	$34.184	$31.930	$31.621	$29.698	$21.921	$18.776	$19.735	$-
Accumulation unit value at end of period	$42.917	$32.727	$38.054	$34.184	$31.930	$31.621	$29.698	$21.921	$18.776	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	3	2	1	1	1	1	-
ClearBridge Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.578	$24.555	$19.650	$18.565	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.038	$25.578	$24.555	$19.650	$18.565	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-62

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.556	$23.658	$18.998	$18.012	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.651	$24.556	$23.658	$18.998	$18.012	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.131	$23.283	$18.725	$17.780	$18.773	$18.269	$12.656	$10.706	$10.698	$-
Accumulation unit value at end of period	$30.076	$24.131	$23.283	$18.725	$17.780	$18.773	$18.269	$12.656	$10.706	$-
Number of accumulation units outstanding at end of period (in thousands)	12	18	18	18	19	21	16	7	7	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.439	$22.672	$18.279	$17.400	$18.418	$17.969	$12.479	$10.583	$10.601	$-
Accumulation unit value at end of period	$29.140	$23.439	$22.672	$18.279	$17.400	$18.418	$17.969	$12.479	$10.583	$-
Number of accumulation units outstanding at end of period (in thousands)	3	1	2	1	-	-	0	8	8	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.168	$22.432	$18.104	$17.250	$18.278	$17.850	$12.409	$10.534	$10.563	$-
Accumulation unit value at end of period	$28.774	$23.168	$22.432	$18.104	$17.250	$18.278	$17.850	$12.409	$10.534	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	2	2	0	0	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.635	$21.960	$17.758	$16.955	$18.001	$17.614	$12.270	$10.437	$10.486	$-
Accumulation unit value at end of period	$28.055	$22.635	$21.960	$17.758	$16.955	$18.001	$17.614	$12.270	$10.437	$-
Number of accumulation units outstanding at end of period (in thousands)	2	4	4	4	2	3	3	1	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.114	$21.498	$17.419	$16.664	$17.728	$17.382	$12.132	$10.340	$10.410	$-
Accumulation unit value at end of period	$27.355	$22.114	$21.498	$17.419	$16.664	$17.728	$17.382	$12.132	$10.340	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	3	4	3	-
ClearBridge Value Trust Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.761	$15.814	$13.813	$12.289	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.469	$13.761	$15.814	$13.813	$12.289	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	-	-	-	-	-	-	-

APP I-63

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.822	$22.858	$20.037	$17.888	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.075	$19.822	$22.858	$20.037	$17.888	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	8	8	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.349	$22.347	$19.618	$17.540	$18.307	$16.198	$11.786	$10.220	$10.616	$-
Accumulation unit value at end of period	$24.440	$19.349	$22.347	$19.618	$17.540	$18.307	$16.198	$11.786	$10.220	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	1	0	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.409	$12.051	$10.606	$9.507	$9.947	$8.823	$6.436	$5.595	$5.826	$-
Accumulation unit value at end of period	$13.114	$10.409	$12.051	$10.606	$9.507	$9.947	$8.823	$6.436	$5.595	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.290	$21.198	$18.674	$16.755	$17.549	$15.582	$11.377	$9.900	$10.319	$-
Accumulation unit value at end of period	$23.021	$18.290	$21.198	$18.674	$16.755	$17.549	$15.582	$11.377	$9.900	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	3	4	6	5	5	7	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.052	$11.674	$10.305	$9.265	$9.723	$8.650	$6.328	$5.518	$5.763	$-
Accumulation unit value at end of period	$12.628	$10.052	$11.674	$10.305	$9.265	$9.723	$8.650	$6.328	$5.518	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	13	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.150	$19.957	$17.651	$15.900	$16.720	$14.905	$10.927	$9.546	$9.991	$-
Accumulation unit value at end of period	$21.500	$17.150	$19.957	$17.651	$15.900	$16.720	$14.905	$10.927	$9.546	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	4	5	5	5	5	4	-
Columbia Acorn® Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$42.597	$44.945	$35.981	$32.693	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$53.763	$42.597	$44.945	$35.981	$32.693	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	-	3	3	31	-	-	-	-	-

APP I-64

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$41.158	$43.579	$35.009	$31.921	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$51.765	$41.158	$43.579	$35.009	$31.921	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$40.556	$43.007	$34.601	$31.596	$32.361	$32.347	$24.906	$21.282	$22.493	$-
Accumulation unit value at end of period	$50.932	$40.556	$43.007	$34.601	$31.596	$32.361	$32.347	$24.906	$21.282	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	3	4	8	16	15	6	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$39.572	$42.069	$33.931	$31.062	$31.894	$31.960	$24.670	$21.132	$22.390	$-
Accumulation unit value at end of period	$49.572	$39.572	$42.069	$33.931	$31.062	$31.894	$31.960	$24.670	$21.132	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	4	2	4	3	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$39.185	$41.700	$33.667	$30.851	$31.708	$31.806	$24.575	$21.073	$22.350	$-
Accumulation unit value at end of period	$49.039	$39.185	$41.700	$33.667	$30.851	$31.708	$31.806	$24.575	$21.073	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	1	-	2	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$38.423	$40.971	$33.145	$30.433	$31.341	$31.501	$24.388	$20.954	$22.268	$-
Accumulation unit value at end of period	$47.989	$38.423	$40.971	$33.145	$30.433	$31.341	$31.501	$24.388	$20.954	$-
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	6	5	6	6	3	2	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$37.676	$40.255	$32.631	$30.020	$30.979	$31.198	$24.203	$20.836	$22.188	$-
Accumulation unit value at end of period	$46.961	$37.676	$40.255	$32.631	$30.020	$30.979	$31.198	$24.203	$20.836	$-
Number of accumulation units outstanding at end of period (in thousands)	11	11	11	12	11	11	12	9	5	-
Columbia Contrarian Core Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$43.595	$48.010	$39.537	$36.492	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$57.807	$43.595	$48.010	$39.537	$36.492	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-65

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$42.122	$46.551	$38.470	$35.631	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$55.659	$42.122	$46.551	$38.470	$35.631	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$41.506	$45.940	$38.021	$35.268	$34.488	$30.767	$22.835	$19.395	$19.726	$-
Accumulation unit value at end of period	$54.763	$41.506	$45.940	$38.021	$35.268	$34.488	$30.767	$22.835	$19.395	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	2	16	10	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$40.500	$44.939	$37.286	$34.672	$33.990	$30.399	$22.618	$19.259	$19.637	$-
Accumulation unit value at end of period	$53.302	$40.500	$44.939	$37.286	$34.672	$33.990	$30.399	$22.618	$19.259	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	5	16	17	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$40.104	$44.544	$36.995	$34.436	$33.793	$30.253	$22.532	$19.204	$19.601	$-
Accumulation unit value at end of period	$52.728	$40.104	$44.544	$36.995	$34.436	$33.793	$30.253	$22.532	$19.204	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	0	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$39.324	$43.766	$36.421	$33.970	$33.402	$29.962	$22.360	$19.096	$19.530	$-
Accumulation unit value at end of period	$51.599	$39.324	$43.766	$36.421	$33.970	$33.402	$29.962	$22.360	$19.096	$-
Number of accumulation units outstanding at end of period (in thousands)	1	3	2	2	1	1	0	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$38.559	$43.001	$35.856	$33.509	$33.015	$29.675	$22.190	$18.989	$19.459	$-
Accumulation unit value at end of period	$50.495	$38.559	$43.001	$35.856	$33.509	$33.015	$29.675	$22.190	$18.989	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	10	7	6	5	5	2	0	-
Columbia Large Cap Growth III Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.314	$12.877	$10.093	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.739	$12.314	$12.877	$10.093	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-66

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.220	$12.824	$10.087	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.554	$12.220	$12.824	$10.087	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.180	$12.801	$10.084	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.475	$12.180	$12.801	$10.084	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.114	$12.764	$10.080	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.345	$12.114	$12.764	$10.080	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	2	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.088	$12.749	$10.078	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.293	$12.088	$12.749	$10.078	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	17	16	10	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.035	$12.719	$10.074	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.189	$12.035	$12.719	$10.074	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	11	9	4	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.983	$12.689	$10.071	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.087	$11.983	$12.689	$10.071	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	15	19	38	-	-	-	-	-	-
Columbia Large Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.342	$18.342	$15.694	$13.657	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.271	$16.342	$18.342	$15.694	$13.657	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-67

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.689	$17.672	$15.173	$13.250	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.350	$15.689	$17.672	$15.173	$13.250	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.417	$17.392	$14.955	$13.079	$13.415	$12.058	$9.241	$8.091	$8.606	$-
Accumulation unit value at end of period	$19.968	$15.417	$17.392	$14.955	$13.079	$13.415	$12.058	$9.241	$8.091	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	5	4	4	3	3	1	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.467	$16.361	$14.104	$12.365	$12.715	$11.457	$8.802	$7.726	$8.238	$-
Accumulation unit value at end of period	$18.690	$14.467	$16.361	$14.104	$12.365	$12.715	$11.457	$8.802	$7.726	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	4	8	9	14	3	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.801	$16.756	$14.459	$12.689	$13.061	$11.781	$9.060	$7.961	$8.497	$-
Accumulation unit value at end of period	$19.103	$14.801	$16.756	$14.459	$12.689	$13.061	$11.781	$9.060	$7.961	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.971	$15.848	$13.703	$12.050	$12.428	$11.232	$8.655	$7.620	$8.149	$-
Accumulation unit value at end of period	$17.996	$13.971	$15.848	$13.703	$12.050	$12.428	$11.232	$8.655	$7.620	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	11	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.128	$16.058	$13.912	$12.258	$12.668	$11.472	$8.858	$7.814	$8.374	$-
Accumulation unit value at end of period	$18.161	$14.128	$16.058	$13.912	$12.258	$12.668	$11.472	$8.858	$7.814	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	0	0	1	-
Columbia Select International Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-68

Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.406	$12.393	$9.855	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.201	$10.406	$12.393	$9.855	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Columbia Select Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.960	$18.442	$16.273	$14.280	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.956	$15.960	$18.442	$16.273	$14.280	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-69

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.325	$17.770	$15.735	$13.856	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.051	$15.325	$17.770	$15.735	$13.856	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.060	$17.490	$15.510	$13.678	$14.498	$13.011	$9.675	$8.347	$8.764	$-
Accumulation unit value at end of period	$19.676	$15.060	$17.490	$15.510	$13.678	$14.498	$13.011	$9.675	$8.347	$-
Number of accumulation units outstanding at end of period (in thousands)	9	12	8	9	7	6	10	20	19	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.629	$17.032	$15.141	$13.387	$14.225	$12.797	$9.540	$8.251	$8.685	$-
Accumulation unit value at end of period	$19.065	$14.629	$17.032	$15.141	$13.387	$14.225	$12.797	$9.540	$8.251	$-
Number of accumulation units outstanding at end of period (in thousands)	14	14	14	26	26	19	8	13	7	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.460	$16.853	$14.997	$13.272	$14.117	$12.713	$9.486	$8.213	$8.654	$-
Accumulation unit value at end of period	$18.826	$14.460	$16.853	$14.997	$13.272	$14.117	$12.713	$9.486	$8.213	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	(0)	(0)	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.128	$16.499	$14.711	$13.046	$13.904	$12.546	$9.381	$8.138	$8.592	$-
Accumulation unit value at end of period	$18.357	$14.128	$16.499	$14.711	$13.046	$13.904	$12.546	$9.381	$8.138	$-
Number of accumulation units outstanding at end of period (in thousands)	9	15	17	24	25	34	38	35	23	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.804	$16.153	$14.431	$12.823	$13.694	$12.381	$9.276	$8.063	$8.530	$-
Accumulation unit value at end of period	$17.900	$13.804	$16.153	$14.431	$12.823	$13.694	$12.381	$9.276	$8.063	$-
Number of accumulation units outstanding at end of period (in thousands)	13	12	14	19	17	14	22	27	22	-
Columbia Select Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-70

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.126	$12.905	$11.488	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.181	$11.126	$12.905	$11.488	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	1	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.049	$12.849	$11.466	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.057	$11.049	$12.849	$11.466	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.897	$12.735	$11.422	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.813	$10.897	$12.735	$11.422	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Columbia Seligman Communications and Information Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.681	$33.265	$24.814	$21.506	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$47.227	$30.681	$33.265	$24.814	$21.506	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	7	-	-	-	-	-	-	-
APP I-71

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$27.877	$30.330	$22.704	$19.747	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$42.760	$27.877	$30.330	$22.704	$19.747	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	5	4	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.952	$31.548	$23.650	$20.601	$18.975	$15.124	$12.326	$11.527	$12.177	$10.615
Accumulation unit value at end of period	$44.343	$28.952	$31.548	$23.650	$20.601	$18.975	$15.124	$12.326	$11.527	$12.177
Number of accumulation units outstanding at end of period (in thousands)	2	5	5	4	4	4	3	2	19	17
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$28.124	$30.723	$23.089	$20.162	$18.618	$14.876	$12.154	$11.395	$12.068	$10.546
Accumulation unit value at end of period	$42.967	$28.124	$30.723	$23.089	$20.162	$18.618	$14.876	$12.154	$11.395	$12.068
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	1	1	6	1	2	2	0
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$36.360	$39.760	$29.911	$26.145	$24.167	$19.330	$15.808	$14.836	$15.727	$13.758
Accumulation unit value at end of period	$55.495	$36.360	$39.760	$29.911	$26.145	$24.167	$19.330	$15.808	$14.836	$15.727
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	0	0	0	0
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.161	$29.761	$22.434	$19.648	$18.198	$14.585	$11.951	$11.239	$11.938	$10.464
Accumulation unit value at end of period	$41.373	$27.161	$29.761	$22.434	$19.648	$18.198	$14.585	$11.951	$11.239	$11.938
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	5	5	0	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.580	$37.967	$28.676	$25.166	$23.354	$18.755	$15.399	$14.510	$15.444	$13.564
Accumulation unit value at end of period	$52.568	$34.580	$37.967	$28.676	$25.166	$23.354	$18.755	$15.399	$14.510	$15.444
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	4	3	4	2	2	4	2
Columbia Seligman Global Technology Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.242	$33.152	$24.650	$21.173	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$46.833	$30.242	$33.152	$24.650	$21.173	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-72

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.035	$31.941	$23.832	$20.542	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$44.807	$29.035	$31.941	$23.832	$20.542	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	5	4	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.532	$31.435	$23.490	$20.278	$18.547	$14.947	$11.886	$11.087	$11.988	$10.443
Accumulation unit value at end of period	$43.965	$28.532	$31.435	$23.490	$20.278	$18.547	$14.947	$11.886	$11.087	$11.988
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	2	1	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$27.246	$30.094	$22.544	$19.509	$17.889	$14.452	$11.521	$10.774	$11.679	$10.199
Accumulation unit value at end of period	$41.878	$27.246	$30.094	$22.544	$19.509	$17.889	$14.452	$11.521	$10.774	$11.679
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	0
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.393	$30.287	$22.711	$19.674	$18.057	$14.603	$11.653	$10.909	$11.836	$10.346
Accumulation unit value at end of period	$42.063	$27.393	$30.287	$22.711	$19.674	$18.057	$14.603	$11.653	$10.909	$11.836
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.314	$29.152	$21.904	$19.012	$17.485	$14.169	$11.329	$10.627	$11.553	$10.119
Accumulation unit value at end of period	$40.324	$26.314	$29.152	$21.904	$19.012	$17.485	$14.169	$11.329	$10.627	$11.553
Number of accumulation units outstanding at end of period (in thousands)	1	3	2	2	3	3	3	3	3	3
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.147	$29.025	$21.852	$19.005	$17.514	$14.220	$11.393	$10.708	$11.665	$10.238
Accumulation unit value at end of period	$39.989	$26.147	$29.025	$21.852	$19.005	$17.514	$14.220	$11.393	$10.708	$11.665
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	2	2	2	2	2	5	4
Columbia Small Cap Value Fund I
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.540	$45.959	$40.347	$30.492	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$45.408	$37.540	$45.959	$40.347	$30.492	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-73

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$36.272	$44.563	$39.258	$29.772	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$43.720	$36.272	$44.563	$39.258	$29.772	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$35.741	$43.978	$38.800	$29.469	$31.670	$30.948	$23.235	$21.017	$22.528	$-
Accumulation unit value at end of period	$43.016	$35.741	$43.978	$38.800	$29.469	$31.670	$30.948	$23.235	$21.017	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	2	2	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$34.874	$43.019	$38.049	$28.971	$31.212	$30.578	$23.014	$20.869	$22.425	$-
Accumulation unit value at end of period	$41.868	$34.874	$43.019	$38.049	$28.971	$31.212	$30.578	$23.014	$20.869	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	2	2	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.533	$42.641	$37.752	$28.774	$31.031	$30.430	$22.927	$20.810	$22.384	$-
Accumulation unit value at end of period	$41.417	$34.533	$42.641	$37.752	$28.774	$31.031	$30.430	$22.927	$20.810	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$33.861	$41.896	$37.167	$28.384	$30.672	$30.138	$22.752	$20.693	$22.303	$-
Accumulation unit value at end of period	$40.530	$33.861	$41.896	$37.167	$28.384	$30.672	$30.138	$22.752	$20.693	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.203	$41.164	$36.590	$27.999	$30.317	$29.849	$22.579	$20.577	$22.222	$-
Accumulation unit value at end of period	$39.662	$33.203	$41.164	$36.590	$27.999	$30.317	$29.849	$22.579	$20.577	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	2	1	1	1	1	-
Columbia Small/Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.247	$18.260	$16.163	$13.741	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.858	$15.247	$18.260	$16.163	$13.741	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-74

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.638	$17.593	$15.627	$13.332	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.041	$14.638	$17.593	$15.627	$13.332	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.384	$17.314	$15.402	$13.160	$14.084	$13.260	$9.864	$8.390	$9.207	$-
Accumulation unit value at end of period	$17.702	$14.384	$17.314	$15.402	$13.160	$14.084	$13.260	$9.864	$8.390	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	3	3	5	14	10	5	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.674	$16.501	$14.715	$12.604	$13.523	$12.764	$9.518	$8.117	$8.930	$-
Accumulation unit value at end of period	$16.786	$13.674	$16.501	$14.715	$12.604	$13.523	$12.764	$9.518	$8.117	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	1	1	2	1	3	12	-
Accumulation unit value at beginning of period
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.810	$16.681	$14.891	$-	$13.712	$12.955	$9.670	$8.255	$-	$-
Accumulation unit value at end of period	$16.936	$13.810	$16.681	$14.891	$-	$13.712	$12.955	$9.670	$8.255	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.206	$15.984	$14.297	$12.283	$13.218	$12.513	$9.359	$8.005	$8.833	$-
Accumulation unit value at end of period	$16.163	$13.206	$15.984	$14.297	$12.283	$13.218	$12.513	$9.359	$8.005	$-
Number of accumulation units outstanding at end of period (in thousands)	8	8	9	8	12	2	4	0	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.181	$15.986	$14.328	$12.333	$13.299	$12.615	$9.455	$8.103	$8.959	$-
Accumulation unit value at end of period	$16.100	$13.181	$15.986	$14.328	$12.333	$13.299	$12.615	$9.455	$8.103	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	6	7	15	14	19	18	-
Davis Financial Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.649	$17.739	$14.874	$12.929	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.766	$15.649	$17.739	$14.874	$12.929	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-75

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.257	$20.769	$17.475	$15.243	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.980	$18.257	$20.769	$17.475	$15.243	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.767	$16.823	$14.176	$12.384	$12.234	$10.880	$8.318	$7.076	$7.817	$7.062
Accumulation unit value at end of period	$18.558	$14.767	$16.823	$14.176	$12.384	$12.234	$10.880	$8.318	$7.076	$7.817
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	2	2	-	1	1	1	0
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.344	$16.383	$13.839	$12.121	$12.003	$10.702	$8.203	$6.995	$7.746	$7.016
Accumulation unit value at end of period	$17.982	$14.344	$16.383	$13.839	$12.121	$12.003	$10.702	$8.203	$6.995	$7.746
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	1	1	1	1	0	0	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.848	$20.405	$17.254	$15.126	$14.995	$13.382	$10.267	$8.764	$9.716	$8.808
Accumulation unit value at end of period	$22.352	$17.848	$20.405	$17.254	$15.126	$14.995	$13.382	$10.267	$8.764	$9.716
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	-	1	2	2	2	1	0
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.853	$15.870	$13.446	$11.811	$11.733	$10.492	$8.066	$6.899	$7.663	$6.961
Accumulation unit value at end of period	$17.314	$13.853	$15.870	$13.446	$11.811	$11.733	$10.492	$8.066	$6.899	$7.663
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	5	4	3	3	3	1	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.974	$19.484	$16.541	$14.559	$14.491	$12.984	$10.002	$8.572	$9.541	$8.684
Accumulation unit value at end of period	$21.172	$16.974	$19.484	$16.541	$14.559	$14.491	$12.984	$10.002	$8.572	$9.541
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	4	4	4	4	4	5	5
Davis New York Venture Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$68.892	$79.196	$64.835	$57.760	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$90.185	$68.892	$79.196	$64.835	$57.760	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	3	1	2	-	-	-	-	-

APP I-76

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$26.253	$30.286	$24.881	$22.244	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.248	$26.253	$30.286	$24.881	$22.244	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	40	43	45	63	69	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.601	$29.579	$24.336	$21.789	$21.267	$20.060	$14.982	$13.357	$14.099	$12.638
Accumulation unit value at end of period	$33.347	$25.601	$29.579	$24.336	$21.789	$21.267	$20.060	$14.982	$13.357	$14.099
Number of accumulation units outstanding at end of period (in thousands)	46	50	37	40	41	32	24	46	65	45
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.905	$17.265	$14.240	$12.781	$12.506	$11.826	$8.855	$7.914	$8.374	$7.526
Accumulation unit value at end of period	$19.367	$14.905	$17.265	$14.240	$12.781	$12.506	$11.826	$8.855	$7.914	$8.374
Number of accumulation units outstanding at end of period (in thousands)	33	32	33	35	40	37	61	56	46	60
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.143	$27.992	$23.111	$20.764	$20.338	$19.250	$14.428	$12.909	$13.673	$12.300
Accumulation unit value at end of period	$31.337	$24.143	$27.992	$23.111	$20.764	$20.338	$19.250	$14.428	$12.909	$13.673
Number of accumulation units outstanding at end of period (in thousands)	11	12	17	21	35	49	54	48	66	73
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.395	$16.724	$13.835	$12.455	$12.224	$11.594	$8.707	$7.805	$8.284	$7.467
Accumulation unit value at end of period	$18.648	$14.395	$16.724	$13.835	$12.455	$12.224	$11.594	$8.707	$7.805	$8.284
Number of accumulation units outstanding at end of period (in thousands)	14	14	15	21	24	31	26	24	37	49
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.577	$26.282	$21.786	$19.652	$19.325	$18.366	$13.820	$12.414	$13.202	$11.924
Accumulation unit value at end of period	$29.188	$22.577	$26.282	$21.786	$19.652	$19.325	$18.366	$13.820	$12.414	$13.202
Number of accumulation units outstanding at end of period (in thousands)	32	35	44	54	56	70	86	94	93	82
Delaware Diversified Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.634	$11.901	$11.306	$10.917	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.887	$11.634	$11.901	$11.306	$10.917	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-77

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.354	$11.655	$11.111	$10.767	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.533	$11.354	$11.655	$11.111	$10.767	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.236	$11.551	$11.029	$10.703	$10.881	$10.404	$10.601	$10.000	$-	$-
Accumulation unit value at end of period	$12.384	$11.236	$11.551	$11.029	$10.703	$10.881	$10.404	$10.601	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	21	29	4	4	4	3	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.042	$11.380	$10.893	$10.597	$10.801	$10.353	$10.576	$10.000	$-	$-
Accumulation unit value at end of period	$12.140	$11.042	$11.380	$10.893	$10.597	$10.801	$10.353	$10.576	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.965	$11.313	$10.839	$10.555	$10.769	$10.332	$10.565	$10.000	$-	$-
Accumulation unit value at end of period	$12.043	$10.965	$11.313	$10.839	$10.555	$10.769	$10.332	$10.565	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	6	-	-	0	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.814	$11.179	$10.732	$10.472	$10.705	$10.292	$10.545	$10.000	$-	$-
Accumulation unit value at end of period	$11.853	$10.814	$11.179	$10.732	$10.472	$10.705	$10.292	$10.545	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	6	6	3	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$10.000	$-	$-
Accumulation unit value at end of period	$11.665	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	5	-	4	6	0	-	-
Delaware Extended Duration Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.580	$14.786	$13.188	$12.298	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.664	$13.580	$14.786	$13.188	$12.298	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-78

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.253	$14.481	$12.961	$12.129	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.206	$13.253	$14.481	$12.961	$12.129	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.116	$14.352	$12.865	$12.057	$12.724	$11.033	$11.551	$10.000	$-	$-
Accumulation unit value at end of period	$16.013	$13.116	$14.352	$12.865	$12.057	$12.724	$11.033	$11.551	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.889	$14.139	$12.706	$11.938	$12.630	$10.979	$11.523	$10.000	$-	$-
Accumulation unit value at end of period	$15.697	$12.889	$14.139	$12.706	$11.938	$12.630	$10.979	$11.523	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.800	$14.055	$12.643	$11.891	$12.593	$10.957	$11.512	$10.000	$-	$-
Accumulation unit value at end of period	$15.573	$12.800	$14.055	$12.643	$11.891	$12.593	$10.957	$11.512	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	0	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.623	$13.889	$12.518	$11.797	$12.518	$10.914	$11.490	$10.000	$-	$-
Accumulation unit value at end of period	$15.327	$12.623	$13.889	$12.518	$11.797	$12.518	$10.914	$11.490	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	2	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$10.000	$-	$-
Accumulation unit value at end of period	$15.084	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	-	-	-	-	-	-
DWS Capital Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.428	$40.298	$31.998	$30.870	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$53.855	$39.428	$40.298	$31.998	$30.870	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-79

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$38.095	$39.073	$31.134	$30.142	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$51.854	$38.095	$39.073	$31.134	$30.142	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$37.538	$38.560	$30.771	$29.835	$27.743	$24.795	$18.599	$16.208	$17.183	$-
Accumulation unit value at end of period	$51.019	$37.538	$38.560	$30.771	$29.835	$27.743	$24.795	$18.599	$16.208	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$36.628	$37.720	$30.176	$29.330	$27.342	$24.498	$18.422	$16.094	$17.105	$-
Accumulation unit value at end of period	$49.658	$36.628	$37.720	$30.176	$29.330	$27.342	$24.498	$18.422	$16.094	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$36.270	$37.389	$29.941	$29.131	$27.183	$24.380	$18.352	$16.048	$17.074	$-
Accumulation unit value at end of period	$49.123	$36.270	$37.389	$29.941	$29.131	$27.183	$24.380	$18.352	$16.048	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$35.565	$36.735	$29.476	$28.736	$26.869	$24.146	$18.212	$15.958	$17.012	$-
Accumulation unit value at end of period	$48.071	$35.565	$36.735	$29.476	$28.736	$26.869	$24.146	$18.212	$15.958	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.873	$36.093	$29.019	$28.347	$26.558	$23.915	$18.074	$15.868	$16.950	$-
Accumulation unit value at end of period	$47.042	$34.873	$36.093	$29.019	$28.347	$26.558	$23.915	$18.074	$15.868	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
DWS CROCI® Equity Dividend Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.647	$14.102	$11.825	$9.923	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.664	$13.647	$14.102	$11.825	$9.923	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-80

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.998	$14.515	$12.215	$10.285	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.055	$13.998	$14.515	$12.215	$10.285	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	8	10	11	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.877	$13.374	$11.271	$9.505	$10.289	$9.427	$7.460	$6.696	$6.886	$-
Accumulation unit value at end of period	$16.585	$12.877	$13.374	$11.271	$9.505	$10.289	$9.427	$7.460	$6.696	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	20	22	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.509	$13.024	$11.004	$9.302	$10.095	$9.272	$7.356	$6.619	$6.824	$-
Accumulation unit value at end of period	$16.070	$12.509	$13.024	$11.004	$9.302	$10.095	$9.272	$7.356	$6.619	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	2	2	5	5	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.494	$16.148	$13.656	$11.556	$12.554	$11.542	$9.166	$8.256	$8.520	$-
Accumulation unit value at end of period	$19.885	$15.494	$16.148	$13.656	$11.556	$12.554	$11.542	$9.166	$8.256	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	3	3	6	7	7	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.081	$12.616	$10.691	$9.065	$9.867	$9.090	$7.233	$6.528	$6.751	$-
Accumulation unit value at end of period	$15.474	$12.081	$12.616	$10.691	$9.065	$9.867	$9.090	$7.233	$6.528	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	1	1	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.735	$15.419	$13.092	$11.123	$12.131	$11.199	$8.929	$8.075	$8.367	$-
Accumulation unit value at end of period	$18.836	$14.735	$15.419	$13.092	$11.123	$12.131	$11.199	$8.929	$8.075	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	2	3	5	15	15	-
DWS Emerging Markets Fixed Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.586	$17.744	$16.285	$14.920	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.960	$16.586	$17.744	$16.285	$14.920	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-81

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.025	$17.204	$15.846	$14.568	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.255	$16.025	$17.204	$15.846	$14.568	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.791	$16.978	$15.661	$14.419	$15.573	$15.963	$16.926	$14.387	$15.038	$-
Accumulation unit value at end of period	$17.961	$15.791	$16.978	$15.661	$14.419	$15.573	$15.963	$16.926	$14.387	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.408	$16.608	$15.358	$14.175	$15.348	$15.771	$16.765	$14.286	$14.970	$-
Accumulation unit value at end of period	$17.482	$15.408	$16.608	$15.358	$14.175	$15.348	$15.771	$16.765	$14.286	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	1	1	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.257	$16.462	$15.238	$14.079	$15.259	$15.695	$16.701	$14.245	$14.943	$-
Accumulation unit value at end of period	$17.294	$15.257	$16.462	$15.238	$14.079	$15.259	$15.695	$16.701	$14.245	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.960	$16.175	$15.002	$13.888	$15.082	$15.545	$16.574	$14.165	$14.888	$-
Accumulation unit value at end of period	$16.923	$14.960	$16.175	$15.002	$13.888	$15.082	$15.545	$16.574	$14.165	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	-	-	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.669	$15.892	$14.769	$13.700	$14.907	$15.395	$16.448	$14.086	$14.834	$-
Accumulation unit value at end of period	$16.561	$14.669	$15.892	$14.769	$13.700	$14.907	$15.395	$16.448	$14.086	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	2	2	2	2	2	-
DWS International Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.252	$12.368	$9.887	$9.883	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.451	$10.252	$12.368	$9.887	$9.883	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-82

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.624	$12.863	$10.318	$10.350	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.891	$10.624	$12.863	$10.318	$10.350	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.825	$13.126	$10.544	$10.593	$10.855	$11.119	$8.879	$7.571	$8.956	$-
Accumulation unit value at end of period	$14.133	$10.825	$13.126	$10.544	$10.593	$10.855	$11.119	$8.879	$7.571	$-
Number of accumulation units outstanding at end of period (in thousands)	5	6	7	7	7	8	8	11	21	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.397	$11.423	$9.199	$9.265	$9.517	$9.773	$7.824	$6.688	$7.932	$-
Accumulation unit value at end of period	$12.237	$9.397	$11.423	$9.199	$9.265	$9.517	$9.773	$7.824	$6.688	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.812	$15.589	$12.567	$12.670	$13.028	$13.392	$10.731	$9.182	$10.901	$-
Accumulation unit value at end of period	$16.668	$12.812	$15.589	$12.567	$12.670	$13.028	$13.392	$10.731	$9.182	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	-	-	-	0	0	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.076	$11.065	$8.938	$9.029	$9.302	$9.581	$7.693	$6.596	$7.846	$-
Accumulation unit value at end of period	$11.783	$9.076	$11.065	$8.938	$9.029	$9.302	$9.581	$7.693	$6.596	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.184	$14.886	$12.048	$12.195	$12.590	$12.993	$10.454	$8.981	$10.704	$-
Accumulation unit value at end of period	$15.788	$12.184	$14.886	$12.048	$12.195	$12.590	$12.993	$10.454	$8.981	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	4	4	3	2	2	4	-
Domini Impact Equity Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$60.379	$66.406	$57.534	$51.722	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$79.498	$60.379	$66.406	$57.534	$51.722	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	20	29	29	26	22	-	-	-	-	-

APP I-83

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.690	$21.732	$18.894	$17.045	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.835	$19.690	$21.732	$18.894	$17.045	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.142	$21.159	$18.424	$16.645	$18.040	$15.909	$12.035	$10.864	$11.963	$-
Accumulation unit value at end of period	$25.078	$19.142	$21.159	$18.424	$16.645	$18.040	$15.909	$12.035	$10.864	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.788	$17.495	$15.271	$13.832	$15.029	$13.286	$10.076	$9.118	$10.000	$-
Accumulation unit value at end of period	$20.631	$15.788	$17.495	$15.271	$13.832	$15.029	$13.286	$10.076	$9.118	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.261	$20.257	$17.700	$16.047	$17.453	$15.445	$11.725	$10.621	$11.723	$-
Accumulation unit value at end of period	$23.840	$18.261	$20.257	$17.700	$16.047	$17.453	$15.445	$11.725	$10.621	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	5	5	5	3	0	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.406	$20.458	$17.911	$16.271	$17.733	$15.724	$11.960	$10.856	$11.998	$-
Accumulation unit value at end of period	$23.981	$18.406	$20.458	$17.911	$16.271	$17.733	$15.724	$11.960	$10.856	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.305	$19.273	$16.907	$15.390	$16.805	$14.931	$11.380	$10.350	$11.455	$-
Accumulation unit value at end of period	$22.501	$17.305	$19.273	$16.907	$15.390	$16.805	$14.931	$11.380	$10.350	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	4	3	3	0	1	0	-
Eaton Vance Atlanta Capital SMID-Cap Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.539	$23.869	$19.184	$17.290	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.225	$22.539	$23.869	$19.184	$17.290	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	20	17	15	15	-	-	-	-	-	-

APP I-84

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.996	$23.376	$18.854	$17.051	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.394	$21.996	$23.376	$18.854	$17.051	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.767	$23.168	$18.714	$16.950	$15.564	$14.911	$11.041	$10.000	$-	$-
Accumulation unit value at end of period	$29.045	$21.767	$23.168	$18.714	$16.950	$15.564	$14.911	$11.041	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	13	12	12	11	8	6	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.391	$22.826	$18.483	$16.783	$15.449	$14.838	$11.015	$10.000	$-	$-
Accumulation unit value at end of period	$28.472	$21.391	$22.826	$18.483	$16.783	$15.449	$14.838	$11.015	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	5	4	9	8	7	1	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.243	$22.690	$18.392	$16.717	$15.403	$14.809	$11.004	$10.000	$-	$-
Accumulation unit value at end of period	$28.246	$21.243	$22.690	$18.392	$16.717	$15.403	$14.809	$11.004	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	3	4	5	-	0	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.949	$22.421	$18.210	$16.584	$15.312	$14.751	$10.983	$10.000	$-	$-
Accumulation unit value at end of period	$27.800	$20.949	$22.421	$18.210	$16.584	$15.312	$14.751	$10.983	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	2	-	3	2	1	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$10.000	$-	$-
Accumulation unit value at end of period	$27.360	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	6	5	6	6	6	4	1	-	-
Eaton Vance Balanced Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.474	$28.449	$25.058	$23.956	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.967	$27.474	$28.449	$25.058	$23.956	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-85

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$26.545	$27.584	$24.382	$23.391	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.704	$26.545	$27.584	$24.382	$23.391	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.157	$27.222	$24.098	$23.152	$22.668	$20.782	$17.267	$15.564	$15.439	$-
Accumulation unit value at end of period	$32.178	$26.157	$27.222	$24.098	$23.152	$22.668	$20.782	$17.267	$15.564	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$25.522	$26.628	$23.631	$22.761	$22.341	$20.533	$17.103	$15.454	$15.369	$-
Accumulation unit value at end of period	$31.319	$25.522	$26.628	$23.631	$22.761	$22.341	$20.533	$17.103	$15.454	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	1	1	1	-	-	1	1	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.273	$26.395	$23.447	$22.606	$22.211	$20.434	$17.038	$15.411	$15.341	$-
Accumulation unit value at end of period	$30.982	$25.273	$26.395	$23.447	$22.606	$22.211	$20.434	$17.038	$15.411	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.781	$25.933	$23.083	$22.300	$21.954	$20.238	$16.908	$15.324	$15.285	$-
Accumulation unit value at end of period	$30.319	$24.781	$25.933	$23.083	$22.300	$21.954	$20.238	$16.908	$15.324	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.299	$25.480	$22.725	$21.998	$21.700	$20.044	$16.779	$15.238	$15.229	$-
Accumulation unit value at end of period	$29.669	$24.299	$25.480	$22.725	$21.998	$21.700	$20.044	$16.779	$15.238	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	1	1	-	0	-	0	-
Eaton Vance Income Fund of Boston
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.313	$18.840	$17.773	$15.774	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.747	$18.313	$18.840	$17.773	$15.774	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	11	-	-	-	-	-	-	-

APP I-86

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.057	$18.643	$17.648	$15.718	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.386	$18.057	$18.643	$17.648	$15.718	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	8	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.280	$17.868	$16.940	$15.110	$15.498	$15.189	$14.226	$12.604	$12.115	$-
Accumulation unit value at end of period	$19.480	$17.280	$17.868	$16.940	$15.110	$15.498	$15.189	$14.226	$12.604	$-
Number of accumulation units outstanding at end of period (in thousands)	22	22	21	20	20	25	21	20	23	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.786	$17.401	$16.538	$14.788	$15.206	$14.941	$14.028	$12.460	$12.006	$-
Accumulation unit value at end of period	$18.875	$16.786	$17.401	$16.538	$14.788	$15.206	$14.941	$14.028	$12.460	$-
Number of accumulation units outstanding at end of period (in thousands)	24	28	27	33	35	31	23	21	11	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.393	$19.085	$18.157	$16.252	$16.729	$16.452	$15.463	$13.748	$13.261	$-
Accumulation unit value at end of period	$20.661	$18.393	$19.085	$18.157	$16.252	$16.729	$16.452	$15.463	$13.748	$-
Number of accumulation units outstanding at end of period (in thousands)	13	12	12	10	9	9	11	12	6	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.212	$16.856	$16.068	$14.411	$14.863	$14.647	$13.794	$12.289	$11.877	$-
Accumulation unit value at end of period	$18.175	$16.212	$16.856	$16.068	$14.411	$14.863	$14.647	$13.794	$12.289	$-
Number of accumulation units outstanding at end of period (in thousands)	11	17	35	39	36	29	37	24	13	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.492	$18.224	$17.407	$15.643	$16.166	$15.963	$15.064	$13.446	$13.022	$-
Accumulation unit value at end of period	$19.571	$17.492	$18.224	$17.407	$15.643	$16.166	$15.963	$15.064	$13.446	$-
Number of accumulation units outstanding at end of period (in thousands)	35	42	47	45	42	47	47	59	44	-
Eaton Vance Large-Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.525	$16.663	$14.514	$13.247	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.150	$15.525	$16.663	$14.514	$13.247	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	281	314	360	418	649	-	-	-	-	-

APP I-87

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.216	$16.389	$14.326	$13.121	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.681	$15.216	$16.389	$14.326	$13.121	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.649	$15.802	$13.833	$12.689	$12.892	$11.677	$9.073	$7.876	$8.287	$7.568
Accumulation unit value at end of period	$18.919	$14.649	$15.802	$13.833	$12.689	$12.892	$11.677	$9.073	$7.876	$8.287
Number of accumulation units outstanding at end of period (in thousands)	17	19	19	27	31	29	48	112	200	172
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.230	$15.389	$13.505	$12.419	$12.649	$11.486	$8.947	$7.786	$8.213	$7.519
Accumulation unit value at end of period	$18.332	$14.230	$15.389	$13.505	$12.419	$12.649	$11.486	$8.947	$7.786	$8.213
Number of accumulation units outstanding at end of period (in thousands)	10	13	17	24	25	23	22	25	39	48
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.057	$19.547	$17.171	$15.805	$16.115	$14.647	$11.421	$9.949	$10.504	$9.627
Accumulation unit value at end of period	$23.238	$18.057	$19.547	$17.171	$15.805	$16.115	$14.647	$11.421	$9.949	$10.504
Number of accumulation units outstanding at end of period (in thousands)	24	23	28	15	14	19	18	18	19	20
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.743	$14.907	$13.121	$12.102	$12.364	$11.260	$8.797	$7.679	$8.124	$7.460
Accumulation unit value at end of period	$17.651	$13.743	$14.907	$13.121	$12.102	$12.364	$11.260	$8.797	$7.679	$8.124
Number of accumulation units outstanding at end of period (in thousands)	7	7	10	15	16	30	40	29	39	32
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.172	$18.664	$16.461	$15.213	$15.573	$14.211	$11.125	$9.731	$10.315	$9.491
Accumulation unit value at end of period	$22.011	$17.172	$18.664	$16.461	$15.213	$15.573	$14.211	$11.125	$9.731	$10.315
Number of accumulation units outstanding at end of period (in thousands)	22	27	29	51	49	52	67	82	76	74
Eaton Vance Worldwide Health Sciences Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.241	$26.648	$22.925	$26.936	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.582	$28.241	$26.648	$22.925	$26.936	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-88

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.010	$27.470	$23.715	$27.961	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$36.423	$29.010	$27.470	$23.715	$27.961	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	3	2	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.649	$25.273	$21.851	$25.802	$23.925	$18.876	$13.123	$11.420	$10.957	$9.908
Accumulation unit value at end of period	$33.409	$26.649	$25.273	$21.851	$25.802	$23.925	$18.876	$13.123	$11.420	$10.957
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	5	5	2	1	13	11	6
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$25.887	$24.612	$21.332	$25.252	$23.474	$18.566	$12.940	$11.289	$10.858	$9.844
Accumulation unit value at end of period	$32.372	$25.887	$24.612	$21.332	$25.252	$23.474	$18.566	$12.940	$11.289	$10.858
Number of accumulation units outstanding at end of period (in thousands)	3	2	1	1	5	1	1	0	0	0
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$30.327	$28.862	$25.041	$29.672	$27.611	$21.860	$15.251	$13.318	$12.823	$11.637
Accumulation unit value at end of period	$37.887	$30.327	$28.862	$25.041	$29.672	$27.611	$21.860	$15.251	$13.318	$12.823
Number of accumulation units outstanding at end of period (in thousands)	1	2	10	9	9	9	8	4	3	2
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$25.001	$23.841	$20.726	$24.609	$22.945	$18.202	$12.724	$11.134	$10.741	$9.767
Accumulation unit value at end of period	$31.171	$25.001	$23.841	$20.726	$24.609	$22.945	$18.202	$12.724	$11.134	$10.741
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	4	5	4	3	3	4	3
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.842	$27.560	$24.007	$28.561	$26.683	$21.210	$14.856	$13.026	$12.591	$11.472
Accumulation unit value at end of period	$35.888	$28.842	$27.560	$24.007	$28.561	$26.683	$21.210	$14.856	$13.026	$12.591
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	3	2	2	2	1	1	2
Federated Clover Small Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.014	$19.617	$17.493	$14.378	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.164	$16.014	$19.617	$17.493	$14.378	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-89

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.629	$19.212	$17.192	$14.180	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.637	$15.629	$19.212	$17.192	$14.180	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	3	3	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.466	$19.041	$17.064	$14.096	$15.157	$14.237	$10.882	$10.000	$-	$-
Accumulation unit value at end of period	$18.416	$15.466	$19.041	$17.064	$14.096	$15.157	$14.237	$10.882	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.199	$18.760	$16.854	$13.957	$15.045	$14.167	$10.856	$10.000	$-	$-
Accumulation unit value at end of period	$18.053	$15.199	$18.760	$16.854	$13.957	$15.045	$14.167	$10.856	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.094	$18.648	$16.770	$13.901	$15.001	$14.139	$10.845	$10.000	$-	$-
Accumulation unit value at end of period	$17.910	$15.094	$18.648	$16.770	$13.901	$15.001	$14.139	$10.845	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.885	$18.427	$16.605	$13.792	$14.912	$14.084	$10.824	$10.000	$-	$-
Accumulation unit value at end of period	$17.627	$14.885	$18.427	$16.605	$13.792	$14.912	$14.084	$10.824	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$10.000	$-	$-
Accumulation unit value at end of period	$17.348	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Federated Equity Income Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.809	$17.902	$15.425	$14.088	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.171	$15.809	$17.902	$15.425	$14.088	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-90

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.254	$18.470	$15.970	$14.637	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.641	$16.254	$18.470	$15.970	$14.637	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.925	$16.986	$14.709	$13.501	$14.348	$13.359	$10.202	$-	$-	$-
Accumulation unit value at end of period	$18.009	$14.925	$16.986	$14.709	$13.501	$14.348	$13.359	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.502	$16.546	$14.364	$13.217	$14.082	$13.144	$10.063	$-	$-	$-
Accumulation unit value at end of period	$17.455	$14.502	$16.546	$14.364	$13.217	$14.082	$13.144	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.515	$20.005	$17.384	$16.011	$17.076	$15.955	$12.227	$-	$-	$-
Accumulation unit value at end of period	$21.061	$17.515	$20.005	$17.384	$16.011	$17.076	$15.955	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.010	$16.033	$13.960	$12.884	$17.076	$15.955	$12.227	$-	$-	$-
Accumulation unit value at end of period	$16.812	$14.010	$16.033	$13.960	$12.884	$17.076	$15.955	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	3	3	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.657	$19.101	$16.665	$15.410	$16.501	$15.479	$11.910	$-	$-	$-
Accumulation unit value at end of period	$19.949	$16.657	$19.101	$16.665	$15.410	$16.501	$15.479	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	4	3	2	4	-	-	-
Federated Kaufmann Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.687	$20.928	$16.390	$15.903	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.860	$21.687	$20.928	$16.390	$15.903	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-91

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.413	$18.800	$14.776	$14.386	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.745	$19.413	$18.800	$14.776	$14.386	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	44	46	54	63	35	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.464	$19.847	$15.622	$15.233	$14.448	$13.305	$9.515	$8.152	$9.502	$8.042
Accumulation unit value at end of period	$27.097	$20.464	$19.847	$15.622	$15.233	$14.448	$13.305	$9.515	$8.152	$9.502
Number of accumulation units outstanding at end of period (in thousands)	40	45	46	58	93	94	76	123	158	37
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.879	$19.328	$15.251	$14.909	$14.176	$13.087	$9.382	$8.059	$9.417	$7.990
Accumulation unit value at end of period	$26.257	$19.879	$19.328	$15.251	$14.909	$14.176	$13.087	$9.382	$8.059	$9.417
Number of accumulation units outstanding at end of period (in thousands)	35	36	40	31	41	29	33	32	36	59
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.802	$24.139	$19.066	$18.657	$17.758	$16.410	$11.776	$10.125	$11.843	$10.058
Accumulation unit value at end of period	$32.726	$24.802	$24.139	$19.066	$18.657	$17.758	$16.410	$11.776	$10.125	$11.843
Number of accumulation units outstanding at end of period (in thousands)	10	10	10	25	18	23	31	42	38	38
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.199	$18.723	$14.818	$14.529	$13.856	$12.830	$9.226	$7.948	$9.315	$7.927
Accumulation unit value at end of period	$25.282	$19.199	$18.723	$14.818	$14.529	$13.856	$12.830	$9.226	$7.948	$9.315
Number of accumulation units outstanding at end of period (in thousands)	31	33	40	55	57	66	62	35	46	39
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.586	$23.049	$18.278	$17.956	$17.160	$15.921	$11.471	$9.902	$11.629	$9.916
Accumulation unit value at end of period	$30.998	$23.586	$23.049	$18.278	$17.956	$17.160	$15.921	$11.471	$9.902	$11.629
Number of accumulation units outstanding at end of period (in thousands)	36	39	44	54	52	63	73	90	96	109
Federated MDT Mid Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.794	$19.427	$15.614	$14.199	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.047	$18.794	$19.427	$15.614	$14.199	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-92

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.143	$18.820	$15.179	$13.852	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.133	$18.143	$18.820	$15.179	$13.852	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.734	$18.424	$14.882	$13.601	$14.386	$12.722	$9.124	$8.594	$8.960	$-
Accumulation unit value at end of period	$22.578	$17.734	$18.424	$14.882	$13.601	$14.386	$12.722	$9.124	$8.594	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.227	$17.943	$14.529	$13.311	$14.115	$12.514	$8.997	$8.496	$8.879	$-
Accumulation unit value at end of period	$21.878	$17.227	$17.943	$14.529	$13.311	$14.115	$12.514	$8.997	$8.496	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	0	0	0	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.260	$22.165	$17.967	$16.477	$17.489	$15.520	$11.169	$10.559	$11.046	$-
Accumulation unit value at end of period	$26.972	$21.260	$22.165	$17.967	$16.477	$17.489	$15.520	$11.169	$10.559	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	4	4	4	4	3	4	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.638	$17.381	$14.117	$12.972	$13.797	$12.268	$8.847	$8.379	$8.784	$-
Accumulation unit value at end of period	$21.066	$16.638	$17.381	$14.117	$12.972	$13.797	$12.268	$8.847	$8.379	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.218	$21.164	$17.223	$15.858	$16.900	$15.058	$10.880	$10.326	$10.846	$-
Accumulation unit value at end of period	$25.548	$20.218	$21.164	$17.223	$15.858	$16.900	$15.058	$10.880	$10.326	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	1	1	0	-
Fidelity® Advisor Leveraged Company Stock Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.538	$18.556	$15.856	$14.573	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.068	$15.538	$18.556	$15.856	$14.573	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	60	88	-	-	-	-	-

APP I-93

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.918	$17.877	$15.330	$14.139	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.199	$14.918	$17.877	$15.330	$14.139	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	16	15	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.659	$17.594	$15.110	$13.957	$14.923	$14.270	$10.535	$8.206	$9.252	$7.494
Accumulation unit value at end of period	$18.838	$14.659	$17.594	$15.110	$13.957	$14.923	$14.270	$10.535	$8.206	$9.252
Number of accumulation units outstanding at end of period (in thousands)	49	49	50	45	44	44	69	74	53	66
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.792	$16.595	$14.287	$13.230	$14.182	$13.594	$10.061	$7.857	$8.880	$7.212
Accumulation unit value at end of period	$17.679	$13.792	$16.595	$14.287	$13.230	$14.182	$13.594	$10.061	$7.857	$8.880
Number of accumulation units outstanding at end of period (in thousands)	13	12	15	24	23	28	26	14	47	39
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.074	$16.951	$14.608	$13.541	$14.529	$13.941	$10.328	$8.074	$9.134	$7.425
Accumulation unit value at end of period	$18.022	$14.074	$16.951	$14.608	$13.541	$14.529	$13.941	$10.328	$8.074	$9.134
Number of accumulation units outstanding at end of period (in thousands)	9	8	3	3	6	6	6	4	46	45
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.320	$16.075	$13.881	$12.892	$13.862	$13.327	$9.893	$7.749	$8.784	$7.155
Accumulation unit value at end of period	$17.023	$13.320	$16.075	$13.881	$12.892	$13.862	$13.327	$9.893	$7.749	$8.784
Number of accumulation units outstanding at end of period (in thousands)	8	7	10	16	12	18	26	24	17	12
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.433	$16.245	$14.055	$13.080	$14.092	$13.576	$10.098	$7.925	$9.002	$7.347
Accumulation unit value at end of period	$17.133	$13.433	$16.245	$14.055	$13.080	$14.092	$13.576	$10.098	$7.925	$9.002
Number of accumulation units outstanding at end of period (in thousands)	15	18	22	32	29	32	36	36	30	23
Fidelity® Advisor Stock Selector All Cap Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.687	$21.666	$17.395	$15.965	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.894	$19.687	$21.666	$17.395	$15.965	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-94

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.247	$21.256	$17.126	$15.773	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.226	$19.247	$21.256	$17.126	$15.773	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.061	$21.082	$17.011	$15.691	$15.872	$14.438	$10.888	$10.000	$9.464	$-
Accumulation unit value at end of period	$24.945	$19.061	$21.082	$17.011	$15.691	$15.872	$14.438	$10.888	$8.864	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.755	$20.796	$16.822	$15.555	$15.774	$14.385	$10.875	$10.000	$9.163	$-
Accumulation unit value at end of period	$24.484	$18.755	$20.796	$16.822	$15.555	$15.774	$14.385	$10.875	$8.561	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.634	$20.683	$16.747	$15.502	$15.735	$14.364	$10.870	$10.000	$9.344	$-
Accumulation unit value at end of period	$24.302	$18.634	$20.683	$16.747	$15.502	$15.735	$14.364	$10.870	$8.721	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.395	$20.458	$16.598	$15.394	$15.658	$14.322	$10.860	$10.000	$9.064	$-
Accumulation unit value at end of period	$23.941	$18.395	$20.458	$16.598	$15.394	$15.658	$14.322	$10.860	$8.443	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.158	$20.236	$16.451	$15.288	$15.581	$14.280	$10.850	$10.000	$9.208	$-
Accumulation unit value at end of period	$23.587	$18.158	$20.236	$16.451	$15.288	$15.581	$14.280	$10.850	$8.560	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	1	-
Franklin Conservative Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.261	$15.804	$14.292	$13.691	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.283	$15.261	$15.804	$14.292	$13.691	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	-	5	-	-	-	-	-

APP I-95

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.766	$15.346	$13.926	$13.387	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.664	$14.766	$15.346	$13.926	$13.387	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	4	4	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.400	$14.989	$13.622	$13.114	$13.485	$13.113	$11.939	$11.111	$11.246	$10.276
Accumulation unit value at end of period	$16.227	$14.400	$14.989	$13.622	$13.114	$13.485	$13.113	$11.939	$11.111	$11.246
Number of accumulation units outstanding at end of period (in thousands)	70	72	70	67	73	76	90	105	93	86
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.161	$14.776	$13.463	$12.993	$13.394	$13.057	$11.918	$11.119	$11.283	$10.334
Accumulation unit value at end of period	$15.917	$14.161	$14.776	$13.463	$12.993	$13.394	$13.057	$11.918	$11.119	$11.283
Number of accumulation units outstanding at end of period (in thousands)	11	10	13	8	7	9	13	21	5	9
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.606	$16.301	$14.866	$14.362	$14.820	$14.462	$13.213	$12.339	$12.534	$11.492
Accumulation unit value at end of period	$17.524	$15.606	$16.301	$14.866	$14.362	$14.820	$14.462	$13.213	$12.339	$12.534
Number of accumulation units outstanding at end of period (in thousands)	29	25	21	20	19	15	13	14	5	5
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.510	$14.139	$12.921	$12.508	$12.933	$12.645	$11.576	$10.832	$11.025	$10.129
Accumulation unit value at end of period	$15.140	$13.510	$14.139	$12.921	$12.508	$12.933	$12.645	$11.576	$10.832	$11.025
Number of accumulation units outstanding at end of period (in thousands)	20	19	27	30	30	22	23	14	20	16
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.841	$15.564	$14.251	$13.823	$14.321	$14.031	$12.870	$12.068	$12.307	$11.329
Accumulation unit value at end of period	$16.599	$14.841	$15.564	$14.251	$13.823	$14.321	$14.031	$12.870	$12.068	$12.307
Number of accumulation units outstanding at end of period (in thousands)	30	44	42	79	77	76	62	70	57	43
Franklin Growth Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.675	$17.825	$14.923	$14.163	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.327	$16.675	$17.825	$14.923	$14.163	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	5	5	-	6	-	-	-	-	-

APP I-96

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.217	$17.397	$14.616	$13.920	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.700	$16.217	$17.397	$14.616	$13.920	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	5	9	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.734	$16.905	$14.223	$13.566	$13.864	$13.277	$11.029	$10.029	$10.407	$9.150
Accumulation unit value at end of period	$19.085	$15.734	$16.905	$14.223	$13.566	$13.864	$13.277	$11.029	$10.029	$10.407
Number of accumulation units outstanding at end of period (in thousands)	110	120	108	68	78	89	105	105	96	112
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.284	$16.462	$13.886	$13.277	$13.603	$13.059	$10.876	$9.915	$10.314	$9.091
Accumulation unit value at end of period	$18.493	$15.284	$16.462	$13.886	$13.277	$13.603	$13.059	$10.876	$9.915	$10.314
Number of accumulation units outstanding at end of period (in thousands)	95	75	79	27	31	25	39	36	17	4
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.164	$19.583	$16.534	$15.826	$16.231	$15.597	$13.002	$11.865	$12.355	$10.901
Accumulation unit value at end of period	$21.954	$18.164	$19.583	$16.534	$15.826	$16.231	$15.597	$13.002	$11.865	$12.355
Number of accumulation units outstanding at end of period (in thousands)	13	13	18	20	30	21	25	13	2	27
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.761	$15.947	$13.491	$12.939	$13.296	$12.803	$10.694	$9.778	$10.203	$9.020
Accumulation unit value at end of period	$17.806	$14.761	$15.947	$13.491	$12.939	$13.296	$12.803	$10.694	$9.778	$10.203
Number of accumulation units outstanding at end of period (in thousands)	23	27	55	105	94	61	67	74	81	26
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.273	$18.699	$15.850	$15.232	$15.684	$15.132	$12.665	$11.604	$12.132	$10.747
Accumulation unit value at end of period	$20.795	$17.273	$18.699	$15.850	$15.232	$15.684	$15.132	$12.665	$11.604	$12.132
Number of accumulation units outstanding at end of period (in thousands)	59	58	58	84	80	94	81	82	74	87
Franklin Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.453	$24.275	$19.141	$17.656	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.998	$23.453	$24.275	$19.141	$17.656	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	435	477	472	423	380	-	-	-	-	-

APP I-97

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.979	$24.907	$19.708	$18.242	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.582	$23.979	$24.907	$19.708	$18.242	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	3	3	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.130	$23.022	$18.243	$16.912	$16.674	$14.587	$11.330	$10.016	$10.003	$8.752
Accumulation unit value at end of period	$29.104	$22.130	$23.022	$18.243	$16.912	$16.674	$14.587	$11.330	$10.016	$10.003
Number of accumulation units outstanding at end of period (in thousands)	9	25	30	44	50	39	51	45	38	23
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.497	$22.419	$17.811	$16.552	$16.360	$14.348	$11.173	$9.901	$9.913	$8.695
Accumulation unit value at end of period	$28.201	$21.497	$22.419	$17.811	$16.552	$16.360	$14.348	$11.173	$9.901	$9.913
Number of accumulation units outstanding at end of period (in thousands)	9	9	12	12	22	24	30	23	16	13
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.289	$27.444	$21.824	$20.302	$20.086	$17.634	$13.745	$12.193	$12.220	$10.729
Accumulation unit value at end of period	$34.453	$26.289	$27.444	$21.824	$20.302	$20.086	$17.634	$13.745	$12.193	$12.220
Number of accumulation units outstanding at end of period (in thousands)	42	45	45	44	45	46	53	53	36	33
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.762	$21.718	$17.305	$16.130	$15.991	$14.067	$10.986	$9.765	$9.807	$8.627
Accumulation unit value at end of period	$27.155	$20.762	$21.718	$17.305	$16.130	$15.991	$14.067	$10.986	$9.765	$9.807
Number of accumulation units outstanding at end of period (in thousands)	14	18	15	19	16	24	21	18	19	30
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.002	$26.206	$20.922	$19.541	$19.411	$17.110	$13.390	$11.925	$12.000	$10.578
Accumulation unit value at end of period	$32.635	$25.002	$26.206	$20.922	$19.541	$19.411	$17.110	$13.390	$11.925	$12.000
Number of accumulation units outstanding at end of period (in thousands)	24	29	33	33	38	36	30	29	21	9
Franklin Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.746	$16.627	$15.337	$13.188	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.226	$15.746	$16.627	$15.337	$13.188	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-98

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.578	$16.507	$15.279	$13.185	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.968	$15.578	$16.507	$15.279	$13.185	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	35	39	40	41	43	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.646	$16.605	$15.393	$13.303	$14.503	$13.999	$12.317	$10.889	$10.643	$9.473
Accumulation unit value at end of period	$18.020	$15.646	$16.605	$15.393	$13.303	$14.503	$13.999	$12.317	$10.889	$10.643
Number of accumulation units outstanding at end of period (in thousands)	95	98	162	119	122	107	99	131	106	88
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.433	$15.356	$14.271	$12.364	$13.513	$13.077	$11.534	$10.222	$10.016	$8.938
Accumulation unit value at end of period	$16.581	$14.433	$15.356	$14.271	$12.364	$13.513	$13.077	$11.534	$10.222	$10.016
Number of accumulation units outstanding at end of period (in thousands)	55	76	95	157	147	126	116	128	143	112
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.309	$18.434	$17.148	$14.872	$16.271	$15.761	$13.915	$12.345	$12.108	$10.815
Accumulation unit value at end of period	$19.865	$17.309	$18.434	$17.148	$14.872	$16.271	$15.761	$13.915	$12.345	$12.108
Number of accumulation units outstanding at end of period (in thousands)	14	14	22	25	22	24	28	37	29	47
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.939	$14.875	$13.865	$12.049	$13.208	$12.820	$11.341	$10.082	$9.908	$8.868
Accumulation unit value at end of period	$15.966	$13.939	$14.875	$13.865	$12.049	$13.208	$12.820	$11.341	$10.082	$9.908
Number of accumulation units outstanding at end of period (in thousands)	92	74	93	120	126	156	155	120	88	51
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.461	$17.602	$16.439	$14.314	$15.723	$15.291	$13.554	$12.073	$11.889	$10.662
Accumulation unit value at end of period	$18.816	$16.461	$17.602	$16.439	$14.314	$15.723	$15.291	$13.554	$12.073	$11.889
Number of accumulation units outstanding at end of period (in thousands)	77	91	96	126	128	128	142	148	184	209
Franklin Moderate Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.301	$17.126	$14.895	$14.194	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.138	$16.301	$17.126	$14.895	$14.194	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	10	-	31	-	-	-	-	-

APP I-99

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.807	$16.666	$14.545	$13.909	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.493	$15.807	$16.666	$14.545	$13.909	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	8	6	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.382	$16.242	$14.196	$13.596	$13.928	$13.449	$11.820	$10.864	$11.084	$9.949
Accumulation unit value at end of period	$17.969	$15.382	$16.242	$14.196	$13.596	$13.928	$13.449	$11.820	$10.864	$11.084
Number of accumulation units outstanding at end of period (in thousands)	97	109	100	97	102	113	87	89	60	55
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.942	$15.817	$13.859	$13.306	$13.665	$13.229	$11.656	$10.740	$10.984	$9.884
Accumulation unit value at end of period	$17.411	$14.942	$15.817	$13.859	$13.306	$13.665	$13.229	$11.656	$10.740	$10.984
Number of accumulation units outstanding at end of period (in thousands)	39	38	43	31	66	81	99	86	37	31
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.115	$18.136	$15.907	$15.288	$15.716	$15.229	$13.431	$12.388	$12.683	$11.424
Accumulation unit value at end of period	$19.923	$17.115	$18.136	$15.907	$15.288	$15.716	$15.229	$13.431	$12.388	$12.683
Number of accumulation units outstanding at end of period (in thousands)	37	38	34	34	34	31	60	38	5	18
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.430	$15.322	$13.466	$12.967	$13.357	$12.969	$11.461	$10.592	$10.866	$9.807
Accumulation unit value at end of period	$16.765	$14.430	$15.322	$13.466	$12.967	$13.357	$12.969	$11.461	$10.592	$10.866
Number of accumulation units outstanding at end of period (in thousands)	50	48	55	77	76	56	45	79	128	110
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.276	$17.316	$15.249	$14.714	$15.186	$14.775	$13.083	$12.115	$12.453	$11.262
Accumulation unit value at end of period	$18.871	$16.276	$17.316	$15.249	$14.714	$15.186	$14.775	$13.083	$12.115	$12.453
Number of accumulation units outstanding at end of period (in thousands)	81	92	96	131	128	134	123	131	145	127
Franklin Mutual Beacon Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.315	$15.642	$13.710	$11.840	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.849	$14.315	$15.642	$13.710	$11.840	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-100

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.674	$17.188	$15.117	$13.101	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.475	$15.674	$17.188	$15.117	$13.101	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	36	37	36	36	38	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.117	$15.504	$13.656	$11.852	$12.451	$11.752	$9.177	$7.945	$8.189	$-
Accumulation unit value at end of period	$17.514	$14.117	$15.504	$13.656	$11.852	$12.451	$11.752	$9.177	$7.945	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	4	16	15	5	2	3	3	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.932	$15.339	$13.545	$11.785	$12.412	$11.744	$9.194	$7.979	$8.245	$-
Accumulation unit value at end of period	$17.242	$13.932	$15.339	$13.545	$11.785	$12.412	$11.744	$9.194	$7.979	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	6	12	21	23	20	5	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.285	$17.949	$15.865	$13.818	$14.566	$13.797	$10.812	$9.392	$9.716	$-
Accumulation unit value at end of period	$20.134	$16.285	$17.949	$15.865	$13.818	$14.566	$13.797	$10.812	$9.392	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	4	4	4	15	16	15	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.672	$13.994	$12.394	$10.816	$11.425	$10.843	$8.514	$7.411	$7.682	$-
Accumulation unit value at end of period	$15.635	$12.672	$13.994	$12.394	$10.816	$11.425	$10.843	$8.514	$7.411	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	2	5	5	13	17	12	22	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.487	$17.137	$15.209	$13.299	$14.076	$13.386	$10.532	$9.186	$9.540	$-
Accumulation unit value at end of period	$19.071	$15.487	$17.137	$15.209	$13.299	$14.076	$13.386	$10.532	$9.186	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	6	13	13	16	28	34	33	-
Franklin Mutual Global Discovery Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.893	$16.732	$15.271	$13.568	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.522	$14.893	$16.732	$15.271	$13.568	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	54	137	119	118	146	-	-	-	-	-

APP I-101

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.166	$17.099	$15.661	$13.962	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.796	$15.166	$17.099	$15.661	$13.962	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	47	47	64	67	39	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.053	$15.868	$14.555	$12.996	$13.553	$12.972	$10.407	$9.229	$9.561	$8.651
Accumulation unit value at end of period	$17.391	$14.053	$15.868	$14.555	$12.996	$13.553	$12.972	$10.407	$9.229	$9.561
Number of accumulation units outstanding at end of period (in thousands)	114	131	111	110	167	180	155	256	217	53
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.651	$15.453	$14.210	$12.719	$13.298	$12.759	$10.262	$9.123	$9.475	$8.594
Accumulation unit value at end of period	$16.851	$13.651	$15.453	$14.210	$12.719	$13.298	$12.759	$10.262	$9.123	$9.475
Number of accumulation units outstanding at end of period (in thousands)	101	110	107	107	103	88	101	103	111	128
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.378	$16.292	$14.996	$13.437	$14.062	$13.506	$10.874	$9.676	$10.060	$9.134
Accumulation unit value at end of period	$17.730	$14.378	$16.292	$14.996	$13.437	$14.062	$13.506	$10.874	$9.676	$10.060
Number of accumulation units outstanding at end of period (in thousands)	3	3	9	5	5	4	2	10	30	23
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.184	$14.969	$13.806	$12.395	$12.998	$12.509	$10.091	$8.998	$9.373	$8.527
Accumulation unit value at end of period	$16.225	$13.184	$14.969	$13.806	$12.395	$12.998	$12.509	$10.091	$8.998	$9.373
Number of accumulation units outstanding at end of period (in thousands)	91	92	112	146	159	152	153	99	56	31
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.777	$15.675	$14.485	$13.031	$13.692	$13.203	$10.673	$9.535	$9.953	$9.073
Accumulation unit value at end of period	$16.922	$13.777	$15.675	$14.485	$13.031	$13.692	$13.203	$10.673	$9.535	$9.953
Number of accumulation units outstanding at end of period (in thousands)	96	95	97	137	133	153	171	214	221	197
Franklin Mutual Shares Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.570	$28.153	$26.018	$22.504	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.416	$25.570	$28.153	$26.018	$22.504	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-102

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.719	$15.159	$14.058	$12.202	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.797	$13.719	$15.159	$14.058	$12.202	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	62	77	84	100	127	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.501	$26.005	$24.153	$20.995	$22.003	$20.609	$16.214	$14.201	$14.532	$-
Accumulation unit value at end of period	$28.730	$23.501	$26.005	$24.153	$20.995	$22.003	$20.609	$16.214	$14.201	$-
Number of accumulation units outstanding at end of period (in thousands)	6	8	8	6	5	4	62	77	73	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.804	$14.205	$13.226	$11.525	$12.109	$11.370	$8.968	$7.874	$8.078	$-
Accumulation unit value at end of period	$15.614	$12.804	$14.205	$13.226	$11.525	$12.109	$11.370	$8.968	$7.874	$-
Number of accumulation units outstanding at end of period (in thousands)	20	53	53	44	37	31	31	31	31	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.168	$24.617	$22.944	$20.014	$21.048	$19.784	$15.620	$13.728	$14.097	$-
Accumulation unit value at end of period	$27.006	$22.168	$24.617	$22.944	$20.014	$21.048	$19.784	$15.620	$13.728	$-
Number of accumulation units outstanding at end of period (in thousands)	46	46	51	56	54	48	49	109	108	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.366	$13.760	$12.850	$11.231	$11.835	$11.147	$8.818	$7.766	$7.991	$-
Accumulation unit value at end of period	$15.035	$12.366	$13.760	$12.850	$11.231	$11.835	$11.147	$8.818	$7.766	$-
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	9	16	27	28	19	9	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.706	$23.087	$21.603	$18.920	$19.977	$18.853	$14.944	$13.187	$13.596	$-
Accumulation unit value at end of period	$25.125	$20.706	$23.087	$21.603	$18.920	$19.977	$18.853	$14.944	$13.187	$-
Number of accumulation units outstanding at end of period (in thousands)	18	18	24	28	29	35	38	45	45	-
Franklin Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.306	$26.691	$24.126	$18.617	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.375	$23.306	$26.691	$24.126	$18.617	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-103

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$26.044	$29.932	$27.151	$21.024	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.711	$26.044	$29.932	$27.151	$21.024	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	31	35	34	48	43	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.496	$29.346	$26.659	$20.674	$22.543	$22.656	$16.902	$14.353	$14.973	$-
Accumulation unit value at end of period	$31.975	$25.496	$29.346	$26.659	$20.674	$22.543	$22.656	$16.902	$14.353	$-
Number of accumulation units outstanding at end of period (in thousands)	11	11	15	12	11	12	14	11	14	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.066	$18.539	$16.884	$13.126	$14.348	$14.457	$10.812	$9.204	$9.626	$-
Accumulation unit value at end of period	$20.099	$16.066	$18.539	$16.884	$13.126	$14.348	$14.457	$10.812	$9.204	$-
Number of accumulation units outstanding at end of period (in thousands)	15	14	16	14	12	8	5	4	3	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.261	$28.024	$25.547	$19.881	$21.754	$21.940	$16.425	$13.997	$14.653	$-
Accumulation unit value at end of period	$30.320	$24.261	$28.024	$25.547	$19.881	$21.754	$21.940	$16.425	$13.997	$-
Number of accumulation units outstanding at end of period (in thousands)	11	11	10	10	10	16	17	15	23	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.516	$17.958	$16.404	$12.791	$14.025	$14.173	$10.631	$9.078	$9.522	$-
Accumulation unit value at end of period	$19.352	$15.516	$17.958	$16.404	$12.791	$14.025	$14.173	$10.631	$9.078	$-
Number of accumulation units outstanding at end of period (in thousands)	10	10	13	17	15	16	14	9	8	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.924	$26.586	$24.333	$19.012	$20.887	$21.149	$15.896	$13.601	$14.295	$-
Accumulation unit value at end of period	$28.534	$22.924	$26.586	$24.333	$19.012	$20.887	$21.149	$15.896	$13.601	$-
Number of accumulation units outstanding at end of period (in thousands)	20	22	22	22	21	21	26	31	27	-
Franklin Strategic Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.210	$16.520	$15.809	$14.641	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.534	$16.210	$16.520	$15.809	$14.641	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-104

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.565	$15.919	$15.286	$14.206	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.777	$15.565	$15.919	$15.286	$14.206	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	60	55	60	76	75	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.296	$15.667	$15.068	$14.024	$14.723	$14.554	$14.173	$12.679	$12.413	$11.253
Accumulation unit value at end of period	$16.463	$15.296	$15.667	$15.068	$14.024	$14.723	$14.554	$14.173	$12.679	$12.413
Number of accumulation units outstanding at end of period (in thousands)	16	27	30	29	28	26	60	90	76	41
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.859	$15.258	$14.710	$13.726	$14.446	$14.315	$13.976	$12.534	$12.301	$11.180
Accumulation unit value at end of period	$15.952	$14.859	$15.258	$14.710	$13.726	$14.446	$14.315	$13.976	$12.534	$12.301
Number of accumulation units outstanding at end of period (in thousands)	17	23	22	29	37	30	32	21	11	13
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.018	$16.464	$15.889	$14.841	$15.634	$15.509	$15.157	$13.606	$13.367	$12.161
Accumulation unit value at end of period	$17.179	$16.018	$16.464	$15.889	$14.841	$15.634	$15.509	$15.157	$13.606	$13.367
Number of accumulation units outstanding at end of period (in thousands)	1	1	4	3	5	6	4	4	4	0
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.350	$14.780	$14.292	$13.376	$14.120	$14.034	$13.743	$12.362	$12.169	$11.093
Accumulation unit value at end of period	$15.360	$14.350	$14.780	$14.292	$13.376	$14.120	$14.034	$13.743	$12.362	$12.169
Number of accumulation units outstanding at end of period (in thousands)	21	26	24	50	51	50	38	45	35	30
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.233	$15.720	$15.232	$14.284	$15.108	$15.047	$14.764	$13.307	$13.126	$11.988
Accumulation unit value at end of period	$16.272	$15.233	$15.720	$15.232	$14.284	$15.108	$15.047	$14.764	$13.307	$13.126
Number of accumulation units outstanding at end of period (in thousands)	33	31	46	56	55	68	55	50	41	37
Franklin Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.268	$15.550	$15.019	$14.609	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.658	$15.268	$15.550	$15.019	$14.609	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-105

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.130	$14.441	$13.997	$13.663	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.362	$14.130	$14.441	$13.997	$13.663	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.407	$14.747	$14.315	$13.994	$14.292	$13.553	$13.755	$12.759	$12.151	$-
Accumulation unit value at end of period	$15.640	$14.407	$14.747	$14.315	$13.994	$14.292	$13.553	$13.755	$12.759	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	3	7	6	4	0	0	0	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.995	$14.361	$13.975	$13.696	$14.023	$13.331	$13.564	$12.613	$12.041	$-
Accumulation unit value at end of period	$15.155	$13.995	$14.361	$13.975	$13.696	$14.023	$13.331	$13.564	$12.613	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	-	-	3	5	5	0	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.662	$15.060	$14.670	$14.391	$14.750	$14.036	$14.295	$13.306	$12.716	$-
Accumulation unit value at end of period	$15.861	$14.662	$15.060	$14.670	$14.391	$14.750	$14.036	$14.295	$13.306	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	1	1	1	-	0	3	2	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.516	$13.912	$13.578	$13.347	$13.707	$13.069	$13.338	$12.440	$11.912	$-
Accumulation unit value at end of period	$14.593	$13.516	$13.912	$13.578	$13.347	$13.707	$13.069	$13.338	$12.440	$-
Number of accumulation units outstanding at end of period (in thousands)	7	9	8	4	4	4	8	6	5	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.944	$14.381	$14.064	$13.852	$14.254	$13.618	$13.925	$13.014	$12.487	$-
Accumulation unit value at end of period	$15.024	$13.944	$14.381	$14.064	$13.852	$14.254	$13.618	$13.925	$13.014	$-
Number of accumulation units outstanding at end of period (in thousands)	13	11	13	16	13	14	13	14	11	-
Goldman Sachs Absolute Return Tracker Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.421	$11.750	$10.989	$10.519	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.604	$11.421	$11.750	$10.989	$10.519	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-106

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.110	$11.470	$10.765	$10.341	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.218	$11.110	$11.470	$10.765	$10.341	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.979	$11.352	$10.670	$10.265	$10.577	$10.359	$9.649	$9.478	$10.160	$-
Accumulation unit value at end of period	$12.056	$10.979	$11.352	$10.670	$10.265	$10.577	$10.359	$9.649	$9.478	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.765	$11.159	$10.514	$10.141	$10.474	$10.285	$9.603	$9.457	$10.154	$-
Accumulation unit value at end of period	$11.791	$10.765	$11.159	$10.514	$10.141	$10.474	$10.285	$9.603	$9.457	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.680	$11.082	$10.452	$10.091	$10.434	$10.255	$9.585	$9.449	$10.152	$-
Accumulation unit value at end of period	$11.687	$10.680	$11.082	$10.452	$10.091	$10.434	$10.255	$9.585	$9.449	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.513	$10.931	$10.330	$9.993	$10.353	$10.196	$9.549	$9.432	$10.148	$-
Accumulation unit value at end of period	$11.481	$10.513	$10.931	$10.330	$9.993	$10.353	$10.196	$9.549	$9.432	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.348	$10.781	$10.209	$9.896	$10.273	$10.137	$9.513	$9.415	$10.143	$-
Accumulation unit value at end of period	$11.279	$10.348	$10.781	$10.209	$9.896	$10.273	$10.137	$9.513	$9.415	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Goldman Sachs Government Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.960	$13.918	$13.680	$13.537	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.765	$13.960	$13.918	$13.680	$13.537	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	58	67	85	93	114	-	-	-	-	-
APP I-107

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.540	$12.547	$12.375	$12.289	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.217	$12.540	$12.547	$12.375	$12.289	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	37	37	15	14	14	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.173	$13.200	$13.038	$12.967	$12.994	$12.545	$12.931	$12.675	$11.963	$11.466
Accumulation unit value at end of period	$13.863	$13.173	$13.200	$13.038	$12.967	$12.994	$12.545	$12.931	$12.675	$11.963
Number of accumulation units outstanding at end of period (in thousands)	11	15	5	2	2	2	2	3	15	6
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.796	$12.855	$12.729	$12.690	$12.749	$12.339	$12.751	$12.530	$11.856	$11.392
Accumulation unit value at end of period	$13.433	$12.796	$12.855	$12.729	$12.690	$12.749	$12.339	$12.751	$12.530	$11.856
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	8	7	4	8	14	9	13
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.168	$13.241	$13.125	$13.098	$13.172	$12.761	$13.200	$12.985	$12.299	$11.829
Accumulation unit value at end of period	$13.809	$13.168	$13.241	$13.125	$13.098	$13.172	$12.761	$13.200	$12.985	$12.299
Number of accumulation units outstanding at end of period (in thousands)	2	2	4	2	3	3	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.358	$12.452	$12.368	$12.367	$12.461	$12.097	$12.538	$12.358	$11.728	$11.303
Accumulation unit value at end of period	$12.934	$12.358	$12.452	$12.368	$12.367	$12.461	$12.097	$12.538	$12.358	$11.728
Number of accumulation units outstanding at end of period (in thousands)	9	8	9	9	9	11	5	11	13	11
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.522	$12.643	$12.582	$12.607	$12.729	$12.381	$12.858	$12.699	$12.076	$11.661
Accumulation unit value at end of period	$13.080	$12.522	$12.643	$12.582	$12.607	$12.729	$12.381	$12.858	$12.699	$12.076
Number of accumulation units outstanding at end of period (in thousands)	21	14	13	15	12	12	25	37	30	30
Goldman Sachs High Yield Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.358	$21.179	$20.042	$17.634	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.424	$20.358	$21.179	$20.042	$17.634	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	95	108	129	147	206	-	-	-	-	-

APP I-108

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.941	$20.818	$19.770	$17.455	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.864	$19.941	$20.818	$19.770	$17.455	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	4	4	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.985	$19.850	$18.879	$16.693	$17.706	$17.497	$16.356	$14.232	$13.989	$12.397
Accumulation unit value at end of period	$21.736	$18.985	$19.850	$18.879	$16.693	$17.706	$17.497	$16.356	$14.232	$13.989
Number of accumulation units outstanding at end of period (in thousands)	5	6	8	8	11	8	41	30	22	6
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.381	$16.122	$15.372	$13.626	$14.489	$14.353	$13.451	$11.734	$11.563	$10.272
Accumulation unit value at end of period	$17.565	$15.381	$16.122	$15.372	$13.626	$14.489	$14.353	$13.451	$11.734	$11.563
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	3	4	9	7	6	8	14
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.079	$18.970	$18.105	$16.065	$17.099	$16.956	$15.907	$13.889	$13.700	$12.183
Accumulation unit value at end of period	$20.627	$18.079	$18.970	$18.105	$16.065	$17.099	$16.956	$15.907	$13.889	$13.700
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	6	10	9	22	31	31
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.854	$15.618	$14.935	$13.279	$14.162	$14.072	$13.227	$11.573	$11.438	$10.192
Accumulation unit value at end of period	$16.914	$14.854	$15.618	$14.935	$13.279	$14.162	$14.072	$13.227	$11.573	$11.438
Number of accumulation units outstanding at end of period (in thousands)	3	5	5	3	4	4	4	7	7	6
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.814	$17.714	$16.973	$15.121	$16.159	$16.088	$15.153	$13.284	$13.156	$11.746
Accumulation unit value at end of period	$19.107	$16.814	$17.714	$16.973	$15.121	$16.159	$16.088	$15.153	$13.284	$13.156
Number of accumulation units outstanding at end of period (in thousands)	11	20	20	21	21	24	21	20	19	15
Goldman Sachs Large Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.666	$16.093	$14.721	$13.224	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.416	$14.666	$16.093	$14.721	$13.224	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-109

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.081	$15.505	$14.233	$12.830	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.619	$14.081	$15.505	$14.233	$12.830	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.837	$15.259	$14.028	$12.665	$13.351	$11.953	$9.060	$7.638	$8.327	$-
Accumulation unit value at end of period	$17.288	$13.837	$15.259	$14.028	$12.665	$13.351	$11.953	$9.060	$7.638	$-
Number of accumulation units outstanding at end of period (in thousands)	14	13	13	6	10	19	19	13	11	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.440	$14.859	$13.694	$12.394	$13.098	$11.756	$8.933	$7.550	$8.251	$-
Accumulation unit value at end of period	$16.750	$13.440	$14.859	$13.694	$12.394	$13.098	$11.756	$8.933	$7.550	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	3	13	13	8	8	16	15	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.284	$14.702	$13.563	$12.287	$12.999	$11.678	$8.883	$7.515	$8.221	$-
Accumulation unit value at end of period	$16.540	$13.284	$14.702	$13.563	$12.287	$12.999	$11.678	$8.883	$7.515	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	3	3	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.978	$14.392	$13.304	$12.077	$12.801	$11.524	$8.783	$7.446	$8.162	$-
Accumulation unit value at end of period	$16.127	$12.978	$14.392	$13.304	$12.077	$12.801	$11.524	$8.783	$7.446	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	3	4	3	3	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.680	$14.089	$13.050	$11.870	$12.607	$11.372	$8.685	$7.377	$8.102	$-
Accumulation unit value at end of period	$15.724	$12.680	$14.089	$13.050	$11.870	$12.607	$11.372	$8.685	$7.377	$-
Number of accumulation units outstanding at end of period (in thousands)	11	9	8	7	7	9	8	7	11	-
Goldman Sachs Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$77.696	$87.139	$78.743	$69.779	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$102.190	$77.696	$87.139	$78.743	$69.779	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	10	12	1	1	-	-	-	-	-

APP I-110

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$31.101	$35.003	$31.741	$28.226	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$40.764	$31.101	$35.003	$31.741	$28.226	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	8	8	38	48	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.329	$34.187	$31.047	$27.650	$30.694	$27.239	$20.671	$17.601	$20.516	$-
Accumulation unit value at end of period	$39.693	$30.329	$34.187	$31.047	$27.650	$30.694	$27.239	$20.671	$17.601	$-
Number of accumulation units outstanding at end of period (in thousands)	9	10	12	12	12	4	6	14	23	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.663	$16.570	$15.085	$13.469	$14.989	$13.335	$10.145	$8.660	$10.111	$-
Accumulation unit value at end of period	$19.143	$14.663	$16.570	$15.085	$13.469	$14.989	$13.335	$10.145	$8.660	$-
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	1	1	1	1	1	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.602	$32.354	$29.485	$26.351	$29.354	$26.142	$19.908	$17.010	$19.875	$-
Accumulation unit value at end of period	$37.302	$28.602	$32.354	$29.485	$26.351	$29.354	$26.142	$19.908	$17.010	$-
Number of accumulation units outstanding at end of period (in thousands)	13	16	20	21	27	26	40	37	36	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.161	$16.051	$14.657	$13.125	$14.651	$13.073	$9.976	$8.541	$9.992	$-
Accumulation unit value at end of period	$18.432	$14.161	$16.051	$14.657	$13.125	$14.651	$13.073	$9.976	$8.541	$-
Number of accumulation units outstanding at end of period (in thousands)	9	8	8	4	3	3	2	2	32	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$16.360	$19.166	$-
Accumulation unit value at end of period	$34.746	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$16.360	$-
Number of accumulation units outstanding at end of period (in thousands)	11	13	13	20	18	24	27	29	33	-
Goldman Sachs Satellite Strategies Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.031	$13.427	$11.749	$11.090	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.243	$12.031	$13.427	$11.749	$11.090	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-111

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.704	$13.107	$11.509	$10.902	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.806	$11.704	$13.107	$11.509	$10.902	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.566	$12.973	$11.408	$10.822	$11.241	$11.329	$11.090	$9.580	$10.613	$-
Accumulation unit value at end of period	$13.624	$11.566	$12.973	$11.408	$10.822	$11.241	$11.329	$11.090	$9.580	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.340	$12.752	$11.242	$10.691	$11.132	$11.248	$11.038	$9.559	$10.607	$-
Accumulation unit value at end of period	$13.324	$11.340	$12.752	$11.242	$10.691	$11.132	$11.248	$11.038	$9.559	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.251	$12.664	$11.176	$10.639	$11.089	$11.215	$11.017	$9.550	$10.605	$-
Accumulation unit value at end of period	$13.206	$11.251	$12.664	$11.176	$10.639	$11.089	$11.215	$11.017	$9.550	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.075	$12.491	$11.045	$10.535	$11.003	$11.151	$10.976	$9.533	$10.600	$-
Accumulation unit value at end of period	$12.974	$11.075	$12.491	$11.045	$10.535	$11.003	$11.151	$10.976	$9.533	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.902	$12.320	$10.916	$10.433	$10.918	$11.087	$10.934	$9.516	$10.596	$-
Accumulation unit value at end of period	$12.745	$10.902	$12.320	$10.916	$10.433	$10.918	$11.087	$10.934	$9.516	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Goldman Sachs Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.010	$23.364	$20.882	$16.820	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.553	$20.010	$23.364	$20.882	$16.820	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	108	141	142	119	80	-	-	-	-	-

APP I-112

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.691	$25.416	$22.795	$18.425	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.522	$21.691	$25.416	$22.795	$18.425	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	11	9	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.882	$22.158	$19.903	$16.111	$17.185	$16.163	$11.747	$10.171	$10.180	$8.127
Accumulation unit value at end of period	$23.053	$18.882	$22.158	$19.903	$16.111	$17.185	$16.163	$11.747	$10.171	$10.180
Number of accumulation units outstanding at end of period (in thousands)	37	45	34	37	45	41	73	81	91	43
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.342	$21.579	$19.431	$15.768	$16.861	$15.898	$11.584	$10.055	$10.089	$8.075
Accumulation unit value at end of period	$22.338	$18.342	$21.579	$19.431	$15.768	$16.861	$15.898	$11.584	$10.055	$10.089
Number of accumulation units outstanding at end of period (in thousands)	21	22	22	19	23	21	20	22	13	44
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.332	$25.122	$22.644	$18.394	$19.688	$18.582	$13.553	$11.776	$11.827	$9.476
Accumulation unit value at end of period	$25.953	$21.332	$25.122	$22.644	$18.394	$19.688	$18.582	$13.553	$11.776	$11.827
Number of accumulation units outstanding at end of period (in thousands)	16	17	16	14	14	17	15	19	21	19
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.714	$20.903	$18.879	$15.366	$16.481	$15.586	$11.390	$9.917	$9.980	$8.012
Accumulation unit value at end of period	$21.509	$17.714	$20.903	$18.879	$15.366	$16.481	$15.586	$11.390	$9.917	$9.980
Number of accumulation units outstanding at end of period (in thousands)	23	16	23	20	24	18	30	23	27	23
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.287	$23.987	$21.707	$17.704	$19.025	$18.029	$13.202	$11.517	$11.613	$9.341
Accumulation unit value at end of period	$24.582	$20.287	$23.987	$21.707	$17.704	$19.025	$18.029	$13.202	$11.517	$11.613
Number of accumulation units outstanding at end of period (in thousands)	23	26	35	44	40	46	49	51	52	33
Goldman Sachs Small/Mid Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$46.738	$49.621	$38.847	$38.942	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$64.359	$46.738	$49.621	$38.847	$38.942	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	6	6	6	10	-	-	-	-	-

APP I-113

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$45.159	$48.114	$37.799	$38.023	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$61.967	$45.159	$48.114	$37.799	$38.023	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$44.499	$47.482	$37.358	$37.636	$38.271	$34.770	$25.781	$21.447	$22.515	$-
Accumulation unit value at end of period	$60.969	$44.499	$47.482	$37.358	$37.636	$38.271	$34.770	$25.781	$21.447	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	2	2	3	6	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$43.419	$46.447	$36.635	$37.000	$37.719	$34.353	$25.536	$21.296	$22.413	$-
Accumulation unit value at end of period	$59.342	$43.419	$46.447	$36.635	$37.000	$37.719	$34.353	$25.536	$21.296	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	2	2	2	7	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$42.995	$46.039	$36.350	$36.749	$37.500	$34.188	$25.439	$21.236	$22.372	$-
Accumulation unit value at end of period	$58.704	$42.995	$46.039	$36.350	$36.749	$37.500	$34.188	$25.439	$21.236	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$42.159	$45.235	$35.786	$36.251	$37.066	$33.860	$25.245	$21.117	$22.290	$-
Accumulation unit value at end of period	$57.447	$42.159	$45.235	$35.786	$36.251	$37.066	$33.860	$25.245	$21.117	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	1	1	-	0	0	3	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$41.339	$44.444	$35.230	$35.760	$36.637	$33.535	$25.053	$20.998	$22.209	$-
Accumulation unit value at end of period	$56.217	$41.339	$44.444	$35.230	$35.760	$36.637	$33.535	$25.053	$20.998	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	3	3	6	8	8	9	-
Hartford AARP Balanced Retirement Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-114

Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.306	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.297	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Global Impact Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-115

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.599	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.592	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.587	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.583	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Moderate Allocation Fund — Class R4
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.415	$15.331	$13.367	$12.790	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.018	$14.415	$15.331	$13.367	$12.790	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	34	32	32	-	-	-	-	-
APP I-116

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.834	$14.764	$12.918	$12.404	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.275	$13.834	$14.764	$12.918	$12.404	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.592	$14.528	$12.731	$12.242	$12.650	$12.650	$11.602	$10.408	$10.593	$-
Accumulation unit value at end of period	$15.966	$13.592	$14.528	$12.731	$12.242	$12.650	$12.650	$11.602	$10.408	$-
Number of accumulation units outstanding at end of period (in thousands)	7	6	11	8	9	17	13	23	20	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.523	$21.992	$19.319	$18.624	$19.293	$19.341	$17.783	$15.992	$16.318	$-
Accumulation unit value at end of period	$24.048	$20.523	$21.992	$19.319	$18.624	$19.293	$19.341	$17.783	$15.992	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	6	15	19	45	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.044	$13.992	$12.303	$11.873	$12.312	$12.355	$11.371	$10.236	$10.455	$-
Accumulation unit value at end of period	$15.269	$13.044	$13.992	$12.303	$11.873	$12.312	$12.355	$11.371	$10.236	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	1	0	13	10	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.927	$21.418	$18.871	$18.247	$18.959	$19.063	$17.580	$15.857	$16.229	$-
Accumulation unit value at end of period	$23.280	$19.927	$21.418	$18.871	$18.247	$18.959	$19.063	$17.580	$15.857	$-
Number of accumulation units outstanding at end of period (in thousands)	14	15	13	11	9	7	5	3	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.445	$13.403	$11.833	$11.464	$11.935	$12.025	$11.112	$10.043	$10.299	$-
Accumulation unit value at end of period	$14.510	$12.445	$13.403	$11.833	$11.464	$11.935	$12.025	$11.112	$10.043	$-
Number of accumulation units outstanding at end of period (in thousands)	15	16	19	21	23	29	23	15	11	-
Hartford Moderate Allocation Fund — Class R5
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.529	$15.405	$13.388	$12.771	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.213	$14.529	$15.405	$13.388	$12.771	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-117

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.949	$14.842	$12.944	$12.391	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.468	$13.949	$14.842	$12.944	$12.391	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.707	$14.607	$12.758	$12.231	$12.596	$12.561	$11.487	$10.272	$10.424	$9.288
Accumulation unit value at end of period	$16.159	$13.707	$14.607	$12.758	$12.231	$12.596	$12.561	$11.487	$10.272	$10.424
Number of accumulation units outstanding at end of period (in thousands)	25	25	15	5	5	11	1	3	3	1
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.314	$14.224	$12.454	$11.970	$12.358	$12.354	$11.326	$10.153	$10.330	$9.226
Accumulation unit value at end of period	$15.656	$13.314	$14.224	$12.454	$11.970	$12.358	$12.354	$11.326	$10.153	$10.330
Number of accumulation units outstanding at end of period (in thousands)	26	27	39	64	92	37	32	34	30	24
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.160	$14.073	$12.334	$11.867	$12.264	$12.273	$11.263	$10.106	$10.292	$9.202
Accumulation unit value at end of period	$15.459	$13.160	$14.073	$12.334	$11.867	$12.264	$12.273	$11.263	$10.106	$10.292
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	0
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.857	$13.777	$12.099	$11.663	$12.078	$12.110	$11.136	$10.013	$10.217	$9.153
Accumulation unit value at end of period	$15.073	$12.857	$13.777	$12.099	$11.663	$12.078	$12.110	$11.136	$10.013	$10.217
Number of accumulation units outstanding at end of period (in thousands)	44	42	48	54	45	95	89	92	19	13
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.561	$13.487	$11.868	$11.463	$11.895	$11.951	$11.011	$9.920	$10.143	$9.105
Accumulation unit value at end of period	$14.697	$12.561	$13.487	$11.868	$11.463	$11.895	$11.951	$11.011	$9.920	$10.143
Number of accumulation units outstanding at end of period (in thousands)	13	13	12	16	24	30	26	34	100	77
Invesco American Franchise Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.000	$20.785	$16.353	$16.031	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.304	$20.000	$20.785	$16.353	$16.031	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-118

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.467	$20.303	$16.029	$15.768	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.484	$19.467	$20.303	$16.029	$15.768	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	11	11	17	20	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.243	$20.100	$15.893	$15.657	$14.996	$13.914	$10.008	$8.886	$10.353	$-
Accumulation unit value at end of period	$26.140	$19.243	$20.100	$15.893	$15.657	$14.996	$13.914	$10.008	$8.886	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	1	1	29	1	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.876	$19.766	$15.667	$15.474	$14.858	$13.820	$9.966	$8.870	$10.352	$-
Accumulation unit value at end of period	$25.576	$18.876	$19.766	$15.667	$15.474	$14.858	$13.820	$9.966	$8.870	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	1	1	1	1	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.731	$19.633	$15.578	$15.401	$14.803	$13.783	$9.949	$8.864	$10.352	$-
Accumulation unit value at end of period	$25.354	$18.731	$19.633	$15.578	$15.401	$14.803	$13.783	$9.949	$8.864	$-
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	6	6	6	6	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.444	$19.372	$15.401	$15.257	$14.693	$13.708	$9.915	$8.851	$10.351	$-
Accumulation unit value at end of period	$24.916	$18.444	$19.372	$15.401	$15.257	$14.693	$13.708	$9.915	$8.851	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	7	3	-	-	0	0	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$8.838	$10.350	$-
Accumulation unit value at end of period	$24.486	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$8.838	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	9	9	7	6	5	4	-
Invesco American Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.860	$44.581	$40.732	$35.207	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$48.427	$38.860	$44.581	$40.732	$35.207	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	11	11	-	-	-	-	-

APP I-119

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$37.547	$43.227	$39.633	$34.376	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$46.627	$37.547	$43.227	$39.633	$34.376	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	4	4	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.998	$42.659	$39.171	$34.026	$37.559	$34.497	$25.864	$22.214	$22.192	$-
Accumulation unit value at end of period	$45.876	$36.998	$42.659	$39.171	$34.026	$37.559	$34.497	$25.864	$22.214	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	8	0	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$36.101	$41.729	$38.413	$33.451	$37.017	$34.084	$25.618	$22.058	$22.091	$-
Accumulation unit value at end of period	$44.652	$36.101	$41.729	$38.413	$33.451	$37.017	$34.084	$25.618	$22.058	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$35.748	$41.363	$38.113	$33.223	$36.802	$33.920	$25.521	$21.995	$22.051	$-
Accumulation unit value at end of period	$44.171	$35.748	$41.363	$38.113	$33.223	$36.802	$33.920	$25.521	$21.995	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$35.052	$40.640	$37.522	$32.773	$36.376	$33.595	$25.326	$21.872	$21.971	$-
Accumulation unit value at end of period	$43.225	$35.052	$40.640	$37.522	$32.773	$36.376	$33.595	$25.326	$21.872	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	3	2	0	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.371	$39.930	$36.940	$32.329	$35.955	$33.272	$25.133	$21.749	$21.891	$-
Accumulation unit value at end of period	$42.300	$34.371	$39.930	$36.940	$32.329	$35.955	$33.272	$25.133	$21.749	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	3	3	3	2	1	1	-
Invesco Comstock Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.203	$29.856	$25.351	$21.515	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.843	$26.203	$29.856	$25.351	$21.515	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	7	1	6	-	-	-	-	-

APP I-120

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.734	$28.281	$24.098	$20.523	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.893	$24.734	$28.281	$24.098	$20.523	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	19	22	25	32	37	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.097	$27.595	$23.549	$20.085	$21.460	$19.764	$14.687	$12.414	$12.728	$11.065
Accumulation unit value at end of period	$30.053	$24.097	$27.595	$23.549	$20.085	$21.460	$19.764	$14.687	$12.414	$12.728
Number of accumulation units outstanding at end of period (in thousands)	12	11	11	8	4	4	5	17	17	50
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.718	$18.045	$15.437	$13.199	$14.138	$13.054	$9.725	$8.241	$8.469	$7.382
Accumulation unit value at end of period	$19.554	$15.718	$18.045	$15.437	$13.199	$14.138	$13.054	$9.725	$8.241	$8.469
Number of accumulation units outstanding at end of period (in thousands)	23	23	23	25	24	7	8	13	5	4
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.675	$26.059	$22.315	$19.099	$20.478	$18.926	$14.114	$11.972	$12.317	$10.745
Accumulation unit value at end of period	$28.181	$22.675	$26.059	$22.315	$19.099	$20.478	$18.926	$14.114	$11.972	$12.317
Number of accumulation units outstanding at end of period (in thousands)	11	11	11	15	21	30	29	25	27	32
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.180	$17.480	$14.998	$12.863	$13.819	$12.798	$9.562	$8.127	$8.378	$7.324
Accumulation unit value at end of period	$18.828	$15.180	$17.480	$14.998	$12.863	$13.819	$12.798	$9.562	$8.127	$8.378
Number of accumulation units outstanding at end of period (in thousands)	11	16	17	13	23	34	38	27	33	9
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.153	$24.407	$20.984	$18.032	$19.411	$18.012	$13.486	$11.485	$11.863	$10.391
Accumulation unit value at end of period	$26.184	$21.153	$24.407	$20.984	$18.032	$19.411	$18.012	$13.486	$11.485	$11.863
Number of accumulation units outstanding at end of period (in thousands)	12	16	17	27	30	31	29	41	40	53
Invesco Equity and Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.065	$31.064	$28.015	$24.396	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.699	$28.065	$31.064	$28.015	$24.396	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	49	44	47	42	48	-	-	-	-	-

APP I-121

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$26.456	$29.386	$26.594	$23.240	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.656	$26.456	$29.386	$26.594	$23.240	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	183	205	232	267	300	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.795	$28.694	$26.008	$22.761	$23.426	$21.585	$17.360	$15.456	$15.727	$14.063
Accumulation unit value at end of period	$30.819	$25.795	$28.694	$26.008	$22.761	$23.426	$21.585	$17.360	$15.456	$15.727
Number of accumulation units outstanding at end of period (in thousands)	13	43	47	50	88	55	251	318	323	289
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.783	$17.601	$15.993	$14.032	$14.478	$13.374	$10.783	$9.624	$9.817	$8.801
Accumulation unit value at end of period	$18.810	$15.783	$17.601	$15.993	$14.032	$14.478	$13.374	$10.783	$9.624	$9.817
Number of accumulation units outstanding at end of period (in thousands)	8	12	17	16	20	25	19	35	28	5
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.538	$27.393	$24.915	$21.881	$22.599	$20.896	$16.865	$15.068	$15.386	$13.806
Accumulation unit value at end of period	$29.215	$24.538	$27.393	$24.915	$21.881	$22.599	$20.896	$16.865	$15.068	$15.386
Number of accumulation units outstanding at end of period (in thousands)	30	28	40	43	59	58	77	204	223	239
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.243	$17.051	$15.539	$13.674	$14.151	$13.111	$10.603	$9.492	$9.712	$8.732
Accumulation unit value at end of period	$18.112	$15.243	$17.051	$15.539	$13.674	$14.151	$13.111	$10.603	$9.492	$9.712
Number of accumulation units outstanding at end of period (in thousands)	12	12	11	24	22	23	35	26	28	29
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352	$14.714	$13.256
Accumulation unit value at end of period	$26.952	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352	$14.714
Number of accumulation units outstanding at end of period (in thousands)	38	40	44	58	64	86	93	109	99	106
Invesco European Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.541	$14.220	$11.206	$11.523	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.368	$11.541	$14.220	$11.206	$11.523	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	4	-	-	-	-	-	-	-

APP I-122

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.668	$13.191	$10.431	$10.764	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.236	$10.668	$13.191	$10.431	$10.764	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	11	11	30	29	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.890	$13.485	$10.680	$11.037	$10.608	$11.367	$9.247	$7.675	$8.126	$7.265
Accumulation unit value at end of period	$13.490	$10.890	$13.485	$10.680	$11.037	$10.608	$11.367	$9.247	$7.675	$8.126
Number of accumulation units outstanding at end of period (in thousands)	10	14	13	14	12	13	13	36	49	45
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.578	$13.133	$10.427	$10.802	$10.408	$11.181	$9.118	$7.587	$8.053	$7.218
Accumulation unit value at end of period	$13.072	$10.578	$13.133	$10.427	$10.802	$10.408	$11.181	$9.118	$7.587	$8.053
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	1	2	1	1	1	1
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.537	$19.309	$15.346	$15.914	$15.348	$16.505	$13.473	$11.223	$11.923	$10.697
Accumulation unit value at end of period	$19.180	$15.537	$19.309	$15.346	$15.914	$15.348	$16.505	$13.473	$11.223	$11.923
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.216	$12.721	$10.130	$10.526	$10.173	$10.961	$8.966	$7.483	$7.966	$7.162
Accumulation unit value at end of period	$12.586	$10.216	$12.721	$10.130	$10.526	$10.173	$10.961	$8.966	$7.483	$7.966
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	2	1	1	2	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.777	$18.437	$14.711	$15.317	$14.832	$16.013	$13.125	$10.976	$11.708	$10.547
Accumulation unit value at end of period	$18.168	$14.776	$18.437	$14.711	$15.317	$14.832	$16.013	$13.125	$10.976	$11.708
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	2	2	2	3	5	5
Invesco Growth and Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.916	$19.548	$17.116	$14.285	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.188	$16.916	$19.548	$17.116	$14.285	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-123

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.260	$21.175	$18.605	$15.583	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.790	$18.260	$21.175	$18.605	$15.583	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.963	$18.539	$16.313	$13.684	$14.200	$12.956	$9.729	$8.533	$8.759	$-
Accumulation unit value at end of period	$19.893	$15.963	$18.539	$16.313	$13.684	$14.200	$12.956	$9.729	$8.533	$-
Number of accumulation units outstanding at end of period (in thousands)	47	42	49	66	41	30	27	27	18	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.506	$18.054	$15.926	$13.392	$13.932	$12.744	$9.593	$8.436	$8.680	$-
Accumulation unit value at end of period	$19.276	$15.506	$18.054	$15.926	$13.392	$13.932	$12.744	$9.593	$8.436	$-
Number of accumulation units outstanding at end of period (in thousands)	5	8	12	16	41	28	28	33	25	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.891	$22.017	$19.442	$16.365	$17.042	$15.604	$11.758	$10.349	$10.660	$-
Accumulation unit value at end of period	$23.461	$18.891	$22.017	$19.442	$16.365	$17.042	$15.604	$11.758	$10.349	$-
Number of accumulation units outstanding at end of period (in thousands)	24	26	33	45	53	55	70	57	42	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.975	$17.489	$15.474	$13.051	$13.618	$12.494	$9.433	$8.320	$8.587	$-
Accumulation unit value at end of period	$18.561	$14.975	$17.489	$15.474	$13.051	$13.618	$12.494	$9.433	$8.320	$-
Number of accumulation units outstanding at end of period (in thousands)	22	23	19	10	10	19	21	14	17	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.965	$21.023	$18.638	$15.751	$16.468	$15.139	$11.453	$10.121	$10.467	$-
Accumulation unit value at end of period	$22.222	$17.965	$21.023	$18.638	$15.751	$16.468	$15.139	$11.453	$10.121	$-
Number of accumulation units outstanding at end of period (in thousands)	16	17	26	40	39	35	36	46	42	-
Invesco International Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.804	$13.942	$11.368	$11.469	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.103	$11.804	$13.942	$11.368	$11.469	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-124

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.675	$13.838	$11.323	$11.463	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.885	$11.675	$13.838	$11.323	$11.463	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.138	$13.222	$10.835	$10.985	$11.336	$11.404	$9.656	$8.428	$9.112	$-
Accumulation unit value at end of period	$14.180	$11.138	$13.222	$10.835	$10.985	$11.336	$11.404	$9.656	$8.428	$-
Number of accumulation units outstanding at end of period (in thousands)	3	5	4	6	6	15	64	5	6	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.819	$12.876	$10.578	$10.751	$11.122	$11.217	$9.522	$8.331	$9.030	$-
Accumulation unit value at end of period	$13.740	$10.819	$12.876	$10.578	$10.751	$11.122	$11.217	$9.522	$8.331	$-
Number of accumulation units outstanding at end of period (in thousands)	1	0	2	1	1	2	1	10	9	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.323	$18.254	$15.012	$15.273	$15.816	$15.966	$13.567	$11.882	$12.891	$-
Accumulation unit value at end of period	$19.440	$15.323	$18.254	$15.012	$15.273	$15.816	$15.966	$13.567	$11.882	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	4	4	3	3	2	1	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.449	$12.472	$10.277	$10.477	$10.871	$10.997	$9.363	$8.217	$8.932	$-
Accumulation unit value at end of period	$13.230	$10.449	$12.472	$10.277	$10.477	$10.871	$10.997	$9.363	$8.217	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	2	4	3	2	1	2	2	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.573	$17.430	$14.391	$14.700	$15.284	$15.491	$13.216	$11.621	$12.659	$-
Accumulation unit value at end of period	$18.414	$14.573	$17.430	$14.391	$14.700	$15.284	$15.491	$13.216	$11.621	$-
Number of accumulation units outstanding at end of period (in thousands)	9	9	13	14	13	13	15	13	12	-
Invesco Mid Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.160	$21.402	$17.512	$17.431	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.033	$20.160	$21.402	$17.512	$17.431	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-125

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.724	$19.948	$16.379	$16.361	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.020	$18.724	$19.948	$16.379	$16.361	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.033	$20.307	$16.699	$16.705	$16.587	$15.445	$11.329	$10.187	$11.264	$-
Accumulation unit value at end of period	$25.394	$19.033	$20.307	$16.699	$16.705	$16.587	$15.445	$11.329	$10.187	$-
Number of accumulation units outstanding at end of period (in thousands)	11	14	18	18	16	16	12	5	1	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.493	$19.781	$16.307	$16.354	$16.278	$15.196	$11.174	$10.073	$11.165	$-
Accumulation unit value at end of period	$24.612	$18.493	$19.781	$16.307	$16.354	$16.278	$15.196	$11.174	$10.073	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	7	24	22	19	18	16	3	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.175	$23.742	$19.592	$19.668	$19.597	$18.312	$13.480	$12.163	$13.496	$-
Accumulation unit value at end of period	$29.483	$22.175	$23.742	$19.592	$19.668	$19.597	$18.312	$13.480	$12.163	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	7	15	20	16	21	16	25	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.865	$19.167	$15.848	$15.941	$15.916	$14.902	$10.991	$9.938	$11.049	$-
Accumulation unit value at end of period	$23.706	$17.865	$19.167	$15.848	$15.941	$15.916	$14.902	$10.991	$9.938	$-
Number of accumulation units outstanding at end of period (in thousands)	8	7	13	14	14	14	10	5	17	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.088	$22.670	$18.782	$18.930	$18.937	$17.767	$13.130	$11.896	$13.252	$-
Accumulation unit value at end of period	$27.926	$21.088	$22.670	$18.782	$18.930	$18.937	$17.767	$13.130	$11.896	$-
Number of accumulation units outstanding at end of period (in thousands)	12	13	10	16	14	14	12	17	14	-
Invesco Oppenheimer Capital Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.053	$11.531	$10.780	$10.051	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.241	$11.053	$11.531	$10.780	$10.051	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-126

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.836	$12.392	$11.624	$10.877	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.062	$11.836	$12.392	$11.624	$10.877	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.430	$10.936	$10.274	$9.628	$9.752	$9.356	$8.611	$7.791	$7.514	$-
Accumulation unit value at end of period	$11.493	$10.430	$10.936	$10.274	$9.628	$9.752	$9.356	$8.611	$7.791	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.131	$10.650	$10.030	$9.423	$9.568	$9.203	$8.492	$7.702	$7.446	$-
Accumulation unit value at end of period	$11.136	$10.131	$10.650	$10.030	$9.423	$9.568	$9.203	$8.492	$7.702	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.157	$12.792	$12.060	$11.340	$11.527	$11.098	$10.250	$9.306	$9.007	$-
Accumulation unit value at end of period	$13.349	$12.157	$12.792	$12.060	$11.340	$11.527	$11.098	$10.250	$9.306	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.785	$10.316	$9.746	$9.183	$9.352	$9.022	$8.350	$7.596	$7.366	$-
Accumulation unit value at end of period	$10.723	$9.785	$10.316	$9.746	$9.183	$9.352	$9.022	$8.350	$7.596	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.561	$12.214	$11.561	$10.915	$11.139	$10.768	$9.985	$9.102	$8.844	$-
Accumulation unit value at end of period	$12.645	$11.561	$12.214	$11.561	$10.915	$11.139	$10.768	$9.985	$9.102	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	(0)	0	0	-
Invesco Oppenheimer Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.159	$19.165	$17.021	$14.844	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.200	$17.159	$19.165	$17.021	$14.844	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-127

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.746	$18.770	$16.728	$14.639	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.617	$16.746	$18.770	$16.728	$14.639	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.572	$18.602	$16.604	$14.552	$16.219	$14.812	$11.309	$10.000	$-	$-
Accumulation unit value at end of period	$20.372	$16.572	$18.602	$16.604	$14.552	$16.219	$14.812	$11.309	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	16	13	12	10	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.286	$18.327	$16.399	$14.409	$16.099	$14.739	$11.282	$10.000	$-	$-
Accumulation unit value at end of period	$19.971	$16.286	$18.327	$16.399	$14.409	$16.099	$14.739	$11.282	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.173	$18.218	$16.318	$14.352	$16.052	$14.710	$11.271	$10.000	$-	$-
Accumulation unit value at end of period	$19.812	$16.173	$18.218	$16.318	$14.352	$16.052	$14.710	$11.271	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.949	$18.003	$16.157	$14.238	$15.957	$14.653	$11.249	$10.000	$-	$-
Accumulation unit value at end of period	$19.499	$15.949	$18.003	$16.157	$14.238	$15.957	$14.653	$11.249	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.728	$17.789	$15.997	$14.126	$15.862	$14.595	$11.228	$10.000	$-	$-
Accumulation unit value at end of period	$19.191	$15.728	$17.789	$15.997	$14.126	$15.862	$14.595	$11.228	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	4	2	1	1	-	-	-
Invesco Oppenheimer Global Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$144.620	$167.300	$122.800	$122.610	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$190.280	$144.620	$167.300	$122.800	$122.610	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	10	9	9	13	-	-	-	-	-

APP I-128

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.908	$19.629	$14.457	$14.485	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.167	$16.908	$19.629	$14.457	$14.485	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	74	82	95	109	163	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.285	$34.049	$25.116	$25.202	$24.380	$24.007	$19.032	$15.840	$17.436	$-
Accumulation unit value at end of period	$38.337	$29.285	$34.049	$25.116	$25.202	$24.380	$24.007	$19.032	$15.840	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	3	16	20	20	102	87	91	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.866	$17.328	$12.814	$12.890	$12.501	$12.341	$9.808	$8.183	$9.030	$-
Accumulation unit value at end of period	$19.413	$14.866	$17.328	$12.814	$12.890	$12.501	$12.341	$9.808	$8.183	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	6	6	-	0	0	1	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.761	$32.391	$23.977	$24.143	$23.437	$23.159	$18.424	$15.388	$16.998	$-
Accumulation unit value at end of period	$36.215	$27.761	$32.391	$23.977	$24.143	$23.437	$23.159	$18.424	$15.388	$-
Number of accumulation units outstanding at end of period (in thousands)	11	11	21	23	23	16	20	60	65	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.358	$16.786	$12.450	$12.561	$12.219	$12.098	$9.644	$8.071	$8.933	$-
Accumulation unit value at end of period	$18.693	$14.358	$16.786	$12.450	$12.561	$12.219	$12.098	$9.644	$8.071	$-
Number of accumulation units outstanding at end of period (in thousands)	15	13	12	14	9	11	10	8	3	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.804	$30.228	$22.465	$22.711	$22.136	$21.961	$17.541	$14.710	$16.313	$-
Accumulation unit value at end of period	$33.527	$25.804	$30.228	$22.465	$22.711	$22.136	$21.961	$17.541	$14.710	$-
Number of accumulation units outstanding at end of period (in thousands)	13	13	15	20	20	29	33	31	31	-
Invesco Oppenheimer Global Strategic Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.285	$16.039	$15.099	$14.195	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.908	$15.285	$16.039	$15.099	$14.195	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-129

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.689	$14.414	$13.617	$12.847	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.089	$13.689	$14.414	$13.617	$12.847	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.431	$15.219	$14.399	$13.604	$14.002	$13.710	$13.841	$12.243	$12.198	$-
Accumulation unit value at end of period	$15.883	$14.431	$15.219	$14.399	$13.604	$14.002	$13.710	$13.841	$12.243	$-
Number of accumulation units outstanding at end of period (in thousands)	15	14	16	9	2	2	3	3	0	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.022	$14.824	$14.060	$13.318	$13.742	$13.488	$13.652	$12.106	$12.092	$-
Accumulation unit value at end of period	$15.394	$14.022	$14.824	$14.060	$13.318	$13.742	$13.488	$13.652	$12.106	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	6	19	16	11	1	1	2	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.387	$16.284	$15.461	$14.659	$15.140	$14.876	$15.071	$13.379	$13.376	$-
Accumulation unit value at end of period	$16.877	$15.387	$16.284	$15.461	$14.659	$15.140	$14.876	$15.071	$13.379	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.546	$14.365	$13.665	$12.982	$13.435	$13.228	$13.428	$11.944	$11.965	$-
Accumulation unit value at end of period	$14.827	$13.546	$14.365	$13.665	$12.982	$13.435	$13.228	$13.428	$11.944	$-
Number of accumulation units outstanding at end of period (in thousands)	12	11	10	16	14	16	23	12	8	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.633	$15.549	$14.821	$14.109	$14.631	$14.433	$14.681	$13.084	$13.134	$-
Accumulation unit value at end of period	$15.986	$14.633	$15.549	$14.821	$14.109	$14.631	$14.433	$14.681	$13.084	$-
Number of accumulation units outstanding at end of period (in thousands)	12	12	10	17	15	13	13	18	11	-
Invesco Oppenheimer Gold & Special Minerals Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$6.912	$7.958	$6.791	$4.566	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.116	$6.912	$7.958	$6.791	$4.566	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	10	12	-	-	-	-	-	-	-

APP I-130

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$5.550	$6.413	$5.492	$3.705	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$8.096	$5.550	$6.413	$5.492	$3.705	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	14	15	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$6.522	$7.547	$6.472	$4.373	$5.718	$6.792	$13.084	$14.472	$19.573	$12.732
Accumulation unit value at end of period	$9.499	$6.522	$7.547	$6.472	$4.373	$5.718	$6.792	$13.084	$14.472	$19.573
Number of accumulation units outstanding at end of period (in thousands)	38	44	47	48	36	25	26	15	11	6
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$6.335	$7.350	$6.319	$4.280	$5.611	$6.681	$12.902	$14.306	$19.397	$12.649
Accumulation unit value at end of period	$9.204	$6.335	$7.350	$6.319	$4.280	$5.611	$6.681	$12.902	$14.306	$19.397
Number of accumulation units outstanding at end of period (in thousands)	21	16	16	18	16	15	15	16	11	10
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.581	$11.127	$9.575	$6.493	$8.519	$10.155	$19.630	$21.789	$29.573	$19.304
Accumulation unit value at end of period	$13.906	$9.581	$11.127	$9.575	$6.493	$8.519	$10.155	$19.630	$21.789	$29.573
Number of accumulation units outstanding at end of period (in thousands)	39	35	42	44	58	32	21	20	18	13
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$6.118	$7.120	$6.139	$4.171	$5.484	$6.550	$12.686	$14.110	$19.189	$12.550
Accumulation unit value at end of period	$8.862	$6.118	$7.120	$6.139	$4.171	$5.484	$6.550	$12.686	$14.110	$19.189
Number of accumulation units outstanding at end of period (in thousands)	27	37	36	42	33	35	23	25	22	20
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.112	$10.624	$9.180	$6.249	$8.233	$9.853	$19.123	$21.311	$29.040	$19.032
Accumulation unit value at end of period	$13.172	$9.112	$10.624	$9.180	$6.249	$8.233	$9.853	$19.123	$21.311	$29.040
Number of accumulation units outstanding at end of period (in thousands)	29	41	36	52	53	39	33	29	30	22
Invesco Oppenheimer International Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.770	$15.695	$14.156	$13.336	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.164	$14.770	$15.695	$14.156	$13.336	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	-	-	-	-	-	-	-

APP I-131

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.266	$15.213	$13.769	$13.018	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.558	$14.266	$15.213	$13.769	$13.018	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	17	17	41	39	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.937	$14.884	$13.492	$12.775	$13.336	$13.359	$14.051	$12.710	$12.809	$11.973
Accumulation unit value at end of period	$15.177	$13.937	$14.884	$13.492	$12.775	$13.336	$13.359	$14.051	$12.710	$12.809
Number of accumulation units outstanding at end of period (in thousands)	79	81	85	86	106	84	75	88	93	77
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.538	$14.495	$13.172	$12.503	$13.085	$13.140	$13.855	$12.565	$12.694	$11.895
Accumulation unit value at end of period	$14.706	$13.538	$14.495	$13.172	$12.503	$13.085	$13.140	$13.855	$12.565	$12.694
Number of accumulation units outstanding at end of period (in thousands)	39	39	39	34	33	51	44	59	54	44
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.287	$16.383	$14.903	$14.159	$14.833	$14.911	$15.739	$14.287	$14.448	$13.552
Accumulation unit value at end of period	$16.588	$15.287	$16.383	$14.903	$14.159	$14.833	$14.911	$15.739	$14.287	$14.448
Number of accumulation units outstanding at end of period (in thousands)	17	15	17	22	27	24	29	37	47	44
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.075	$14.041	$12.798	$12.184	$12.790	$12.882	$13.624	$12.392	$12.557	$11.802
Accumulation unit value at end of period	$14.160	$13.075	$14.041	$12.798	$12.184	$12.790	$12.882	$13.624	$12.392	$12.557
Number of accumulation units outstanding at end of period (in thousands)	29	32	38	45	58	66	81	55	55	47
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.537	$15.643	$14.286	$13.628	$14.334	$14.467	$15.331	$13.972	$14.186	$13.360
Accumulation unit value at end of period	$15.712	$14.537	$15.643	$14.286	$13.628	$14.334	$14.467	$15.331	$13.972	$14.186
Number of accumulation units outstanding at end of period (in thousands)	40	45	51	64	68	75	83	113	120	104
Invesco Oppenheimer International Diversified Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.885	$18.603	$14.050	$13.962	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.793	$15.885	$18.603	$14.050	$13.962	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-132

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.502	$18.219	$13.808	$13.770	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.248	$15.502	$18.219	$13.808	$13.770	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.341	$18.057	$13.706	$13.688	$13.666	$14.651	$11.834	$10.000	$-	$-
Accumulation unit value at end of period	$19.020	$15.341	$18.057	$13.706	$13.688	$13.666	$14.651	$11.834	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	1	1	1	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.076	$17.790	$13.537	$13.553	$13.565	$14.579	$11.806	$10.000	$-	$-
Accumulation unit value at end of period	$18.645	$15.076	$17.790	$13.537	$13.553	$13.565	$14.579	$11.806	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.971	$17.684	$13.470	$13.499	$13.525	$14.551	$11.794	$10.000	$-	$-
Accumulation unit value at end of period	$18.497	$14.971	$17.684	$13.470	$13.499	$13.525	$14.551	$11.794	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	-	-	0	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.764	$17.474	$13.337	$13.392	$13.445	$14.494	$11.771	$10.000	$-	$-
Accumulation unit value at end of period	$18.204	$14.764	$17.474	$13.337	$13.392	$13.445	$14.494	$11.771	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	3	2	1	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$10.000	$-	$-
Accumulation unit value at end of period	$17.917	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	3	3	2	2	3	-	-	-
Invesco Oppenheimer International Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.352	$15.353	$12.127	$12.412	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.886	$12.352	$15.353	$12.127	$12.412	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	206	230	234	245	324	-	-	-	-	-

APP I-133

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.410	$15.480	$12.270	$12.602	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.905	$12.410	$15.480	$12.270	$12.602	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	3	2	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.616	$14.511	$11.519	$11.849	$11.544	$12.505	$10.045	$8.301	$9.040	$-
Accumulation unit value at end of period	$14.865	$11.616	$14.511	$11.519	$11.849	$11.544	$12.505	$10.045	$8.301	$-
Number of accumulation units outstanding at end of period (in thousands)	13	19	16	16	16	22	17	1	1	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.322	$14.180	$11.284	$11.636	$11.365	$12.342	$9.939	$8.234	$8.989	$-
Accumulation unit value at end of period	$14.452	$11.322	$14.180	$11.284	$11.636	$11.365	$12.342	$9.939	$8.234	$-
Number of accumulation units outstanding at end of period (in thousands)	3	6	6	6	3	2	4	17	14	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.525	$20.717	$16.503	$17.035	$16.654	$18.104	$14.594	$12.102	$13.225	$-
Accumulation unit value at end of period	$21.073	$16.525	$20.717	$16.503	$17.035	$16.654	$18.104	$14.594	$12.102	$-
Number of accumulation units outstanding at end of period (in thousands)	6	4	7	6	4	4	2	2	2	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.934	$13.736	$10.964	$11.339	$11.109	$12.100	$9.773	$8.121	$8.892	$-
Accumulation unit value at end of period	$13.916	$10.934	$13.736	$10.964	$11.339	$11.109	$12.100	$9.773	$8.121	$-
Number of accumulation units outstanding at end of period (in thousands)	4	9	8	1	4	4	3	4	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.716	$19.782	$15.821	$16.396	$16.094	$17.565	$14.216	$11.836	$12.987	$-
Accumulation unit value at end of period	$19.961	$15.716	$19.782	$15.821	$16.396	$16.094	$17.565	$14.216	$11.836	$-
Number of accumulation units outstanding at end of period (in thousands)	10	10	14	18	13	10	11	14	11	-
Invesco Oppenheimer Main Street Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.373	$19.946	$17.086	$15.336	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.242	$18.373	$19.946	$17.086	$15.336	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-134

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.642	$19.220	$16.521	$14.880	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.196	$17.642	$19.220	$16.521	$14.880	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.337	$18.917	$16.285	$14.690	$14.318	$13.027	$9.953	$8.582	$8.644	$-
Accumulation unit value at end of period	$22.761	$17.337	$18.917	$16.285	$14.690	$14.318	$13.027	$9.953	$8.582	$-
Number of accumulation units outstanding at end of period (in thousands)	5	21	19	3	2	2	0	2	2	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.841	$18.422	$15.899	$14.377	$14.048	$12.814	$9.814	$8.484	$8.567	$-
Accumulation unit value at end of period	$22.055	$16.841	$18.422	$15.899	$14.377	$14.048	$12.814	$9.814	$8.484	$-
Number of accumulation units outstanding at end of period (in thousands)	2	4	3	1	3	3	4	3	3	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.647	$18.228	$15.747	$14.254	$13.942	$12.729	$9.759	$8.445	$8.536	$-
Accumulation unit value at end of period	$21.779	$16.647	$18.228	$15.747	$14.254	$13.942	$12.729	$9.759	$8.445	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.265	$17.845	$15.447	$14.010	$13.731	$12.562	$9.650	$8.367	$8.474	$-
Accumulation unit value at end of period	$21.237	$16.265	$17.845	$15.447	$14.010	$13.731	$12.562	$9.650	$8.367	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	5	9	5	4	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.892	$17.471	$15.153	$13.771	$13.524	$12.397	$9.543	$8.291	$8.414	$-
Accumulation unit value at end of period	$20.708	$15.892	$17.471	$15.153	$13.771	$13.524	$12.397	$9.543	$8.291	$-
Number of accumulation units outstanding at end of period (in thousands)	9	8	7	6	5	9	10	12	10	-
Invesco Oppenheimer Main Street All Cap Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.914	$17.758	$15.299	$13.931	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.143	$15.914	$17.758	$15.299	$13.931	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-135

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.933	$17.842	$15.425	$14.095	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.094	$15.933	$17.842	$15.425	$14.095	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	4	4	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.017	$16.841	$14.581	$13.344	$13.598	$12.722	$9.896	$8.577	$8.880	$-
Accumulation unit value at end of period	$19.851	$15.017	$16.841	$14.581	$13.344	$13.598	$12.722	$9.896	$8.577	$-
Number of accumulation units outstanding at end of period (in thousands)	23	21	19	28	26	25	26	29	32	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.588	$16.401	$14.235	$13.060	$13.342	$12.514	$9.759	$8.479	$8.801	$-
Accumulation unit value at end of period	$19.235	$14.588	$16.401	$14.235	$13.060	$13.342	$12.514	$9.759	$8.479	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.109	$20.380	$17.707	$16.261	$16.629	$15.612	$12.187	$10.599	$11.013	$-
Accumulation unit value at end of period	$23.855	$18.109	$20.380	$17.707	$16.261	$16.629	$15.612	$12.187	$10.599	$-
Number of accumulation units outstanding at end of period (in thousands)	22	21	20	19	17	16	15	15	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.088	$15.887	$13.831	$12.727	$13.041	$12.268	$9.596	$8.362	$8.706	$-
Accumulation unit value at end of period	$18.521	$14.088	$15.887	$13.831	$12.727	$13.041	$12.268	$9.596	$8.362	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	3	3	-	1	1	4	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.222	$19.461	$16.976	$15.652	$16.070	$15.148	$11.872	$10.366	$10.814	$-
Accumulation unit value at end of period	$22.596	$17.222	$19.461	$16.976	$15.652	$16.070	$15.148	$11.872	$10.366	$-
Number of accumulation units outstanding at end of period (in thousands)	3	8	14	16	17	16	15	16	25	-
Invesco Oppenheimer Main Street Mid Cap Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.733	$19.070	$16.628	$14.661	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.113	$16.733	$19.070	$16.628	$14.661	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	24	29	-	-	-	-	-	-	-

APP I-136

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.223	$18.553	$16.234	$14.363	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.363	$16.223	$18.553	$16.234	$14.363	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	16	27	54	40	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.790	$18.085	$15.848	$14.043	$15.212	$13.617	$10.259	$8.830	$9.116	$-
Accumulation unit value at end of period	$20.762	$15.790	$18.085	$15.848	$14.043	$15.212	$13.617	$10.259	$8.830	$-
Number of accumulation units outstanding at end of period (in thousands)	39	44	44	34	43	25	23	24	19	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.338	$17.612	$15.472	$13.744	$14.926	$13.394	$10.116	$8.729	$9.034	$-
Accumulation unit value at end of period	$20.118	$15.338	$17.612	$15.472	$13.744	$14.926	$13.394	$10.116	$8.729	$-
Number of accumulation units outstanding at end of period (in thousands)	25	29	32	22	37	24	24	19	14	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.104	$20.809	$18.299	$16.271	$17.688	$15.889	$12.012	$10.375	$10.748	$-
Accumulation unit value at end of period	$23.721	$18.104	$20.809	$18.299	$16.271	$17.688	$15.889	$12.012	$10.375	$-
Number of accumulation units outstanding at end of period (in thousands)	7	5	4	7	12	11	10	6	5	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.813	$17.061	$15.033	$13.394	$14.589	$13.131	$9.948	$8.609	$8.936	$-
Accumulation unit value at end of period	$19.371	$14.813	$17.061	$15.033	$13.394	$14.589	$13.131	$9.948	$8.609	$-
Number of accumulation units outstanding at end of period (in thousands)	4	8	25	14	14	24	27	36	36	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.217	$19.869	$17.542	$15.661	$17.092	$15.415	$11.701	$10.147	$10.554	$-
Accumulation unit value at end of period	$22.469	$17.217	$19.869	$17.542	$15.661	$17.092	$15.415	$11.701	$10.147	$-
Number of accumulation units outstanding at end of period (in thousands)	14	13	15	19	19	20	19	26	28	-
Invesco Oppenheimer Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.609	$20.265	$17.888	$14.872	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.248	$16.609	$20.265	$17.888	$14.872	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-137

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.956	$15.863	$14.052	$11.724	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.517	$12.956	$15.863	$14.052	$11.724	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	10	11	12	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.320	$15.108	$13.402	$11.199	$12.105	$11.003	$8.027	$7.368	$8.008	$-
Accumulation unit value at end of period	$15.683	$12.320	$15.108	$13.402	$11.199	$12.105	$11.003	$8.027	$7.368	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	4	6	7	9	12	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.361	$18.884	$16.794	$14.068	$15.244	$13.891	$10.159	$9.349	$10.185	$-
Accumulation unit value at end of period	$19.504	$15.361	$18.884	$16.794	$14.068	$15.244	$13.891	$10.159	$9.349	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	4	4	2	0	12	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.299	$20.057	$17.856	$14.972	$16.240	$14.813	$10.844	$9.989	$10.894	$-
Accumulation unit value at end of period	$20.675	$16.299	$20.057	$17.856	$14.972	$16.240	$14.813	$10.844	$9.989	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	5	5	5	3	4	4	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.888	$18.358	$16.376	$13.758	$14.953	$13.667	$10.025	$9.253	$10.112	$-
Accumulation unit value at end of period	$18.848	$14.888	$18.358	$16.376	$13.758	$14.953	$13.667	$10.025	$9.253	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	3	0	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.501	$19.152	$17.118	$14.411	$15.694	$14.373	$10.564	$9.770	$10.698	$-
Accumulation unit value at end of period	$19.584	$15.501	$19.152	$17.118	$14.411	$15.694	$14.373	$10.564	$9.770	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	9	12	12	9	8	14	11	-
Invesco Oppenheimer Real Estate Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.064	$16.019	$15.394	$14.513	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.970	$15.064	$16.019	$15.394	$14.513	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	21	22	24	25	-	-	-	-	-

APP I-138

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.463	$15.434	$14.883	$14.081	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.149	$14.463	$15.434	$14.883	$14.081	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	9	2	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.994	$16.024	$15.476	$14.663	$14.393	$11.009	$10.758	$9.349	$8.691	$6.868
Accumulation unit value at end of period	$18.787	$14.994	$16.024	$15.476	$14.663	$14.393	$11.009	$10.758	$9.349	$8.691
Number of accumulation units outstanding at end of period (in thousands)	3	22	22	24	21	28	14	16	16	19
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.447	$15.480	$14.987	$14.236	$14.008	$10.741	$10.523	$9.168	$8.543	$6.768
Accumulation unit value at end of period	$18.057	$14.447	$15.480	$14.987	$14.236	$14.008	$10.741	$10.523	$9.168	$8.543
Number of accumulation units outstanding at end of period (in thousands)	6	4	3	3	4	4	10	6	1	1
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.645	$14.635	$14.183	$13.485	$13.283	$10.195	$9.998	$8.719	$8.133	$6.450
Accumulation unit value at end of period	$17.037	$13.645	$14.635	$14.183	$13.485	$13.283	$10.195	$9.998	$8.719	$8.133
Number of accumulation units outstanding at end of period (in thousands)	2	1	7	8	6	4	4	1	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.953	$14.995	$14.561	$13.873	$13.692	$10.530	$10.347	$9.042	$8.451	$6.715
Accumulation unit value at end of period	$17.387	$13.953	$14.995	$14.561	$13.873	$13.692	$10.530	$10.347	$9.042	$8.451
Number of accumulation units outstanding at end of period (in thousands)	13	16	17	9	10	6	6	3	1	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.024	$14.025	$13.647	$13.027	$12.883	$9.928	$9.775	$8.559	$8.016	$6.382
Accumulation unit value at end of period	$16.197	$13.024	$14.025	$13.647	$13.027	$12.883	$9.928	$9.775	$8.559	$8.016
Number of accumulation units outstanding at end of period (in thousands)	16	11	14	29	32	33	23	21	13	9
Invesco Real Estate Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.026	$27.588	$25.442	$24.048	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.255	$26.026	$27.588	$25.442	$24.048	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	16	23	11	23	-	-	-	-	-

APP I-139

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$43.488	$46.261	$42.812	$40.606	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$55.373	$43.488	$46.261	$42.812	$40.606	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	12	13	22	28	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$42.466	$45.242	$41.932	$39.831	$39.354	$30.871	$30.480	$26.283	$24.554	$20.096
Accumulation unit value at end of period	$53.991	$42.466	$45.242	$41.932	$39.831	$39.354	$30.871	$30.480	$26.283	$24.554
Number of accumulation units outstanding at end of period (in thousands)	18	17	18	18	18	14	25	24	25	18
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.349	$15.325	$14.240	$13.560	$13.431	$10.562	$10.455	$9.038	$8.464	$6.945
Accumulation unit value at end of period	$18.198	$14.349	$15.325	$14.240	$13.560	$13.431	$10.562	$10.455	$9.038	$8.464
Number of accumulation units outstanding at end of period (in thousands)	4	6	9	13	12	12	12	14	13	19
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$40.175	$42.952	$39.949	$38.080	$37.755	$29.720	$29.447	$25.481	$23.889	$19.620
Accumulation unit value at end of period	$50.899	$40.175	$42.952	$39.949	$38.080	$37.755	$29.720	$29.447	$25.481	$23.889
Number of accumulation units outstanding at end of period (in thousands)	10	11	11	15	17	16	17	17	22	22
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.858	$14.845	$13.835	$13.214	$13.128	$10.355	$10.280	$8.914	$8.373	$6.891
Accumulation unit value at end of period	$17.522	$13.858	$14.845	$13.835	$13.214	$13.128	$10.355	$10.280	$8.914	$8.373
Number of accumulation units outstanding at end of period (in thousands)	10	11	15	20	21	23	18	18	28	19
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$37.707	$40.476	$37.796	$36.172	$36.007	$28.458	$28.309	$24.595	$23.150	$19.090
Accumulation unit value at end of period	$47.582	$37.707	$40.476	$37.796	$36.172	$36.007	$28.458	$28.309	$24.595	$23.150
Number of accumulation units outstanding at end of period (in thousands)	14	15	16	22	23	25	24	25	30	20
Invesco Small Cap Discovery Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.883	$21.006	$16.920	$16.348	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.556	$19.883	$21.006	$16.920	$16.348	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	10	9	5	-	-	-	-	-	-

APP I-140

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.461	$20.632	$16.677	$16.170	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.927	$19.461	$20.632	$16.677	$16.170	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	12	13	12	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.762	$19.921	$16.126	$15.660	$15.846	$15.447	$11.309	$9.734	$10.125	$8.212
Accumulation unit value at end of period	$23.995	$18.762	$19.921	$16.126	$15.660	$15.846	$15.447	$11.309	$9.734	$10.125
Number of accumulation units outstanding at end of period (in thousands)	19	24	24	27	45	50	57	57	34	21
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.225	$19.400	$15.744	$15.326	$15.548	$15.194	$11.152	$9.622	$10.034	$8.159
Accumulation unit value at end of period	$23.251	$18.225	$19.400	$15.744	$15.326	$15.548	$15.194	$11.152	$9.622	$10.034
Number of accumulation units outstanding at end of period (in thousands)	17	17	14	13	15	4	5	5	21	20
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.078	$22.459	$18.245	$17.778	$18.053	$17.660	$12.975	$11.207	$11.697	$9.521
Accumulation unit value at end of period	$26.863	$21.078	$22.459	$18.245	$17.778	$18.053	$17.660	$12.975	$11.207	$11.697
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	2	3	3	5	3	11	15
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.601	$18.793	$15.297	$14.936	$15.197	$14.896	$10.966	$9.490	$9.926	$8.095
Accumulation unit value at end of period	$22.388	$17.601	$18.793	$15.297	$14.936	$15.197	$14.896	$10.966	$9.490	$9.926
Number of accumulation units outstanding at end of period (in thousands)	7	8	9	13	12	36	20	19	13	9
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.045	$21.445	$17.490	$17.111	$17.445	$17.134	$12.639	$10.960	$11.486	$9.386
Accumulation unit value at end of period	$25.444	$20.045	$21.445	$17.490	$17.111	$17.445	$17.134	$12.639	$10.960	$11.486
Number of accumulation units outstanding at end of period (in thousands)	11	11	11	18	19	21	20	23	25	29
Invesco Small Cap Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.464	$19.406	$17.086	$15.294	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.765	$16.464	$19.406	$17.086	$15.294	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	16	19	20	18	24	-	-	-	-	-

APP I-141

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.120	$20.250	$17.891	$16.071	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.517	$17.120	$20.250	$17.891	$16.071	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.535	$18.404	$16.284	$14.649	$15.599	$15.344	$11.283	$9.990	$10.082	$7.880
Accumulation unit value at end of period	$19.496	$15.535	$18.404	$16.284	$14.649	$15.599	$15.344	$11.283	$9.990	$10.082
Number of accumulation units outstanding at end of period (in thousands)	7	20	24	20	19	25	24	16	14	10
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.091	$17.922	$15.898	$14.337	$15.305	$15.093	$11.126	$9.876	$9.991	$7.829
Accumulation unit value at end of period	$18.891	$15.091	$17.922	$15.898	$14.337	$15.305	$15.093	$11.126	$9.876	$9.991
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	10	9	7	7	16	7	6
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.108	$21.527	$19.114	$17.255	$18.438	$18.201	$13.430	$11.933	$12.085	$9.479
Accumulation unit value at end of period	$22.645	$18.108	$21.527	$19.114	$17.255	$18.438	$18.201	$13.430	$11.933	$12.085
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.574	$17.361	$15.446	$13.972	$14.959	$14.797	$10.940	$9.740	$9.883	$7.768
Accumulation unit value at end of period	$18.189	$14.574	$17.361	$15.446	$13.972	$14.959	$14.797	$10.940	$9.740	$9.883
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	4	3	5	5	5	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.221	$20.555	$18.325	$16.608	$17.818	$17.659	$13.082	$11.671	$11.866	$9.345
Accumulation unit value at end of period	$21.450	$17.221	$20.555	$18.325	$16.608	$17.818	$17.659	$13.082	$11.671	$11.866
Number of accumulation units outstanding at end of period (in thousands)	4	4	7	8	7	6	6	7	10	7
Invesco Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$47.087	$51.750	$41.430	$37.223	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$58.520	$47.087	$51.750	$41.430	$37.223	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	8	-	-	-	-	-	-	-	-

APP I-142

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$45.496	$50.178	$40.311	$36.345	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$56.345	$45.496	$50.178	$40.311	$36.345	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$44.831	$49.519	$39.841	$35.975	$36.832	$34.381	$24.698	$20.973	$21.350	$-
Accumulation unit value at end of period	$55.438	$44.831	$49.519	$39.841	$35.975	$36.832	$34.381	$24.698	$20.973	$-
Number of accumulation units outstanding at end of period (in thousands)	2	7	5	9	1	-	6	5	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$43.743	$48.439	$39.070	$35.367	$36.300	$33.969	$24.463	$20.826	$21.253	$-
Accumulation unit value at end of period	$53.958	$43.743	$48.439	$39.070	$35.367	$36.300	$33.969	$24.463	$20.826	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$43.316	$48.014	$38.766	$35.126	$36.090	$33.806	$24.369	$20.767	$21.214	$-
Accumulation unit value at end of period	$53.378	$43.316	$48.014	$38.766	$35.126	$36.090	$33.806	$24.369	$20.767	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	-	-	-	1	0	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$42.473	$47.175	$38.164	$34.650	$35.672	$33.481	$24.184	$20.650	$21.137	$-
Accumulation unit value at end of period	$52.235	$42.473	$47.175	$38.164	$34.650	$35.672	$33.481	$24.184	$20.650	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	2	1	1	0	1	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$41.647	$46.351	$37.572	$34.181	$35.259	$33.160	$24.000	$20.534	$21.060	$-
Accumulation unit value at end of period	$51.116	$41.647	$46.351	$37.572	$34.181	$35.259	$33.160	$24.000	$20.534	$-
Number of accumulation units outstanding at end of period (in thousands)	7	5	5	5	4	2	3	2	2	-
Invesco Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.649	$51.732	$43.735	$36.979	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$51.038	$38.649	$51.732	$43.735	$36.979	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	1	10	-	-	-	-	-
APP I-143

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$37.343	$50.160	$42.555	$36.107	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$49.141	$37.343	$50.160	$42.555	$36.107	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	3	3	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.797	$49.501	$42.059	$35.739	$39.395	$36.954	$25.744	$21.121	$23.122	$-
Accumulation unit value at end of period	$48.349	$36.797	$49.501	$42.059	$35.739	$39.395	$36.954	$25.744	$21.121	$-
Number of accumulation units outstanding at end of period (in thousands)	8	13	11	9	8	9	8	4	2	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$35.904	$48.422	$41.245	$35.135	$38.826	$36.511	$25.500	$20.973	$23.017	$-
Accumulation unit value at end of period	$47.059	$35.904	$48.422	$41.245	$35.135	$38.826	$36.511	$25.500	$20.973	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	2	2	1	7	7	7	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$35.553	$47.997	$40.923	$34.896	$38.601	$36.336	$25.402	$20.914	$22.975	$-
Accumulation unit value at end of period	$46.553	$35.553	$47.997	$40.923	$34.896	$38.601	$36.336	$25.402	$20.914	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	-	0	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.862	$47.159	$40.289	$34.423	$38.154	$35.987	$25.209	$20.796	$22.892	$-
Accumulation unit value at end of period	$45.556	$34.862	$47.159	$40.289	$34.423	$38.154	$35.987	$25.209	$20.796	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	3	3	2	1	0	2	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.184	$46.334	$39.663	$33.957	$37.712	$35.642	$25.017	$20.679	$22.809	$-
Accumulation unit value at end of period	$44.580	$34.184	$46.334	$39.663	$33.957	$37.712	$35.642	$25.017	$20.679	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	11	10	8	8	5	3	-
Invesco Value Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.239	$18.979	$16.207	$13.734	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.791	$15.239	$18.979	$16.207	$13.734	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-144

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.833	$18.539	$15.887	$13.510	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.197	$14.833	$18.539	$15.887	$13.510	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	27	31	35	34	38	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.662	$18.353	$15.751	$13.414	$15.051	$14.189	$10.761	$9.190	$10.280	$-
Accumulation unit value at end of period	$18.948	$14.662	$18.353	$15.751	$13.414	$15.051	$14.189	$10.761	$9.190	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.382	$18.048	$15.528	$13.257	$14.912	$14.093	$10.715	$9.174	$10.279	$-
Accumulation unit value at end of period	$18.539	$14.382	$18.048	$15.528	$13.257	$14.912	$14.093	$10.715	$9.174	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	1	2	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.271	$17.927	$15.439	$13.195	$14.857	$14.055	$10.697	$9.167	$10.279	$-
Accumulation unit value at end of period	$18.378	$14.271	$17.927	$15.439	$13.195	$14.857	$14.055	$10.697	$9.167	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.053	$17.688	$15.264	$13.071	$14.747	$13.979	$10.660	$9.154	$10.278	$-
Accumulation unit value at end of period	$18.061	$14.053	$17.688	$15.264	$13.071	$14.747	$13.979	$10.660	$9.154	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.838	$17.452	$15.091	$12.948	$14.638	$13.903	$10.624	$9.141	$10.277	$-
Accumulation unit value at end of period	$17.749	$13.838	$17.452	$15.091	$12.948	$14.638	$13.903	$10.624	$9.141	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
Ivy Asset Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.227	$18.219	$15.381	$16.261	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.968	$17.227	$18.219	$15.381	$16.261	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	12	12	-	-	-	-	-

APP I-145

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.644	$17.666	$14.966	$15.877	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.189	$16.644	$17.666	$14.966	$15.877	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.401	$17.434	$14.791	$15.715	$17.249	$18.250	$14.754	$12.425	$13.524	$-
Accumulation unit value at end of period	$19.864	$16.401	$17.434	$14.791	$15.715	$17.249	$18.250	$14.754	$12.425	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	18	18	23	20	18	16	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.003	$17.053	$14.505	$15.450	$17.000	$18.031	$14.613	$12.337	$13.463	$-
Accumulation unit value at end of period	$19.333	$16.003	$17.053	$14.505	$15.450	$17.000	$18.031	$14.613	$12.337	$-
Number of accumulation units outstanding at end of period (in thousands)	1	9	9	33	35	25	28	23	23	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.847	$16.904	$14.392	$15.345	$16.901	$17.945	$14.558	$12.302	$13.438	$-
Accumulation unit value at end of period	$19.125	$15.847	$16.904	$14.392	$15.345	$16.901	$17.945	$14.558	$12.302	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	2	2	0	0	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.538	$16.608	$14.168	$15.137	$16.706	$17.772	$14.447	$12.233	$13.389	$-
Accumulation unit value at end of period	$18.716	$15.538	$16.608	$14.168	$15.137	$16.706	$17.772	$14.447	$12.233	$-
Number of accumulation units outstanding at end of period (in thousands)	2	4	4	10	8	17	13	7	5	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.236	$16.318	$13.948	$14.931	$16.512	$17.602	$14.337	$12.164	$13.341	$-
Accumulation unit value at end of period	$18.315	$15.236	$16.318	$13.948	$14.931	$16.512	$17.602	$14.337	$12.164	$-
Number of accumulation units outstanding at end of period (in thousands)	16	15	14	19	23	24	24	30	20	-
Ivy Large Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.836	$25.295	$19.585	$19.354	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.257	$25.836	$25.295	$19.585	$19.354	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-146

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.578	$22.183	$17.236	$17.091	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.703	$22.578	$22.183	$17.236	$17.091	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.379	$23.989	$18.667	$18.538	$17.428	$15.721	$11.647	$10.587	$10.426	$-
Accumulation unit value at end of period	$33.103	$24.379	$23.989	$18.667	$18.538	$17.428	$15.721	$11.647	$10.587	$-
Number of accumulation units outstanding at end of period (in thousands)	11	10	10	13	10	11	16	45	40	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.682	$23.362	$18.224	$18.144	$17.100	$15.464	$11.484	$10.466	$10.332	$-
Accumulation unit value at end of period	$32.076	$23.682	$23.362	$18.224	$18.144	$17.100	$15.464	$11.484	$10.466	$-
Number of accumulation units outstanding at end of period (in thousands)	2	11	10	11	12	16	16	15	14	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.244	$26.902	$21.007	$20.935	$19.751	$17.879	$13.291	$12.124	$11.982	$-
Accumulation unit value at end of period	$36.864	$27.244	$26.902	$21.007	$20.935	$19.751	$17.879	$13.291	$12.124	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.872	$22.630	$17.706	$17.681	$16.714	$15.160	$11.293	$10.322	$10.221	$-
Accumulation unit value at end of period	$30.886	$22.872	$22.630	$17.706	$17.681	$16.714	$15.160	$11.293	$10.322	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	5	4	4	8	7	5	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.910	$25.688	$20.139	$20.150	$19.086	$17.347	$12.947	$11.858	$11.766	$-
Accumulation unit value at end of period	$34.919	$25.910	$25.688	$20.139	$20.150	$19.086	$17.347	$12.947	$11.858	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	3	2	3	3	3	3	-
Ivy Natural Resources Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$5.399	$7.064	$6.844	$5.514	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$5.920	$5.399	$7.064	$6.844	$5.514	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	12	14	-	-	-	-	-	-	-

APP I-147

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$4.308	$5.657	$5.500	$4.446	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$4.708	$4.308	$5.657	$5.500	$4.446	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	10	14	35	35	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$5.094	$6.699	$6.523	$5.281	$6.822	$7.895	$7.334	$7.335	$9.378	$8.042
Accumulation unit value at end of period	$5.558	$5.094	$6.699	$6.523	$5.281	$6.822	$7.895	$7.334	$7.335	$9.378
Number of accumulation units outstanding at end of period (in thousands)	54	57	52	50	60	56	45	60	67	54
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$4.949	$6.523	$6.368	$5.169	$6.694	$7.766	$7.232	$7.251	$9.293	$7.990
Accumulation unit value at end of period	$5.386	$4.949	$6.523	$6.368	$5.169	$6.694	$7.766	$7.232	$7.251	$9.293
Number of accumulation units outstanding at end of period (in thousands)	14	14	15	11	17	24	22	16	27	19
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$6.927	$9.141	$8.932	$7.257	$9.408	$10.926	$10.185	$10.222	$13.114	$11.286
Accumulation unit value at end of period	$7.532	$6.927	$9.141	$8.932	$7.257	$9.408	$10.926	$10.185	$10.222	$13.114
Number of accumulation units outstanding at end of period (in thousands)	19	20	24	21	21	24	25	23	20	19
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$4.779	$6.319	$6.187	$5.037	$6.542	$7.613	$7.111	$7.151	$9.193	$7.927
Accumulation unit value at end of period	$5.186	$4.779	$6.319	$6.187	$5.037	$6.542	$7.613	$7.111	$7.151	$9.193
Number of accumulation units outstanding at end of period (in thousands)	12	10	8	14	15	12	12	16	12	17
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$6.588	$8.728	$8.563	$6.985	$9.091	$10.601	$9.921	$9.997	$12.878	$11.126
Accumulation unit value at end of period	$7.134	$6.588	$8.728	$8.563	$6.985	$9.091	$10.601	$9.921	$9.997	$12.878
Number of accumulation units outstanding at end of period (in thousands)	41	45	48	65	59	60	59	56	60	41
Ivy Science & Technology Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$31.139	$32.814	$24.707	$24.285	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$46.776	$31.139	$32.814	$24.707	$24.285	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-148

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.896	$31.615	$23.888	$23.561	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$44.752	$29.896	$31.615	$23.888	$23.561	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.379	$31.114	$23.545	$23.258	$24.126	$23.239	$15.358	$12.189	$12.777	$11.573
Accumulation unit value at end of period	$43.911	$29.379	$31.114	$23.545	$23.258	$24.126	$23.239	$15.358	$12.189	$12.777
Number of accumulation units outstanding at end of period (in thousands)	15	16	15	18	20	20	17	6	6	1
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$27.367	$29.057	$22.043	$21.829	$22.701	$21.921	$14.523	$11.555	$12.142	$11.026
Accumulation unit value at end of period	$40.803	$27.367	$29.057	$22.043	$21.829	$22.701	$21.921	$14.523	$11.555	$12.142
Number of accumulation units outstanding at end of period (in thousands)	7	6	4	4	3	4	4	4	3	5
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.206	$29.977	$22.764	$22.565	$23.490	$22.705	$15.057	$11.992	$12.615	$11.467
Accumulation unit value at end of period	$42.011	$28.206	$29.977	$22.764	$22.565	$23.490	$22.705	$15.057	$11.992	$12.615
Number of accumulation units outstanding at end of period (in thousands)	4	3	4	3	3	3	3	1	0	0
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.431	$28.148	$21.417	$21.272	$22.188	$21.491	$14.280	$11.396	$12.012	$10.940
Accumulation unit value at end of period	$39.289	$26.431	$28.148	$21.417	$21.272	$22.188	$21.491	$14.280	$11.396	$12.012
Number of accumulation units outstanding at end of period (in thousands)	6	5	7	6	8	9	8	1	1	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.922	$28.729	$21.903	$21.798	$22.783	$22.110	$14.721	$11.772	$12.432	$11.346
Accumulation unit value at end of period	$39.939	$26.922	$28.729	$21.903	$21.798	$22.783	$22.110	$14.721	$11.772	$12.432
Number of accumulation units outstanding at end of period (in thousands)	10	9	8	13	12	11	11	12	11	7
Janus Henderson Balanced Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.633	$22.573	$19.122	$18.350	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.634	$22.633	$22.573	$19.122	$18.350	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	25	25	24	31	-	-	-	-	-

APP I-149

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.893	$21.913	$18.627	$17.938	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.638	$21.893	$21.913	$18.627	$17.938	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.584	$21.636	$18.419	$17.764	$17.814	$16.563	$13.955	$12.446	$12.377	$-
Accumulation unit value at end of period	$26.222	$21.584	$21.636	$18.419	$17.764	$17.814	$16.563	$13.955	$12.446	$-
Number of accumulation units outstanding at end of period (in thousands)	68	68	60	43	40	1	7	6	6	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.078	$21.182	$18.078	$17.479	$17.571	$16.378	$13.834	$12.369	$12.331	$-
Accumulation unit value at end of period	$25.543	$21.078	$21.182	$18.078	$17.479	$17.571	$16.378	$13.834	$12.369	$-
Number of accumulation units outstanding at end of period (in thousands)	9	34	32	35	24	16	16	18	2	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.879	$21.003	$17.943	$17.366	$17.475	$16.305	$13.786	$12.338	$12.313	$-
Accumulation unit value at end of period	$25.277	$20.879	$21.003	$17.943	$17.366	$17.475	$16.305	$13.786	$12.338	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	4	4	3	3	4	3	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.486	$20.650	$17.676	$17.142	$17.284	$16.159	$13.690	$12.277	$12.276	$-
Accumulation unit value at end of period	$24.752	$20.486	$20.650	$17.676	$17.142	$17.284	$16.159	$13.690	$12.277	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	3	8	-	1	0	-	29	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.101	$20.302	$17.413	$16.921	$17.096	$16.014	$13.595	$12.216	$12.239	$-
Accumulation unit value at end of period	$24.238	$20.101	$20.302	$17.413	$16.921	$17.096	$16.014	$13.595	$12.216	$-
Number of accumulation units outstanding at end of period (in thousands)	12	11	14	19	24	16	12	13	7	-
Janus Henderson Enterprise Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.410	$38.915	$30.879	$27.662	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$51.746	$38.410	$38.915	$30.879	$27.662	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-150

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$37.156	$37.777	$30.081	$27.041	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$49.881	$37.156	$37.777	$30.081	$27.041	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.631	$37.300	$29.745	$26.779	$26.119	$23.511	$18.132	$15.531	$15.945	$12.773
Accumulation unit value at end of period	$49.103	$36.631	$37.300	$29.745	$26.779	$26.119	$23.511	$18.132	$15.531	$15.945
Number of accumulation units outstanding at end of period (in thousands)	7	14	12	15	7	7	14	25	22	19
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$35.772	$36.517	$29.193	$26.348	$25.763	$23.249	$17.975	$15.435	$15.886	$12.758
Accumulation unit value at end of period	$47.832	$35.772	$36.517	$29.193	$26.348	$25.763	$23.249	$17.975	$15.435	$15.886
Number of accumulation units outstanding at end of period (in thousands)	3	4	7	6	6	2	2	1	6	5
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$35.435	$36.209	$28.976	$26.178	$25.622	$23.145	$17.912	$15.397	$15.862	$12.751
Accumulation unit value at end of period	$47.333	$35.435	$36.209	$28.976	$26.178	$25.622	$23.145	$17.912	$15.397	$15.862
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	4	2	2	1	1	3	3
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.769	$35.600	$28.545	$25.840	$25.343	$22.938	$17.788	$15.320	$15.815	$12.739
Accumulation unit value at end of period	$46.351	$34.769	$35.600	$28.545	$25.840	$25.343	$22.938	$17.788	$15.320	$15.815
Number of accumulation units outstanding at end of period (in thousands)	5	6	13	10	9	6	5	2	1	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.115	$35.001	$28.121	$25.507	$25.066	$22.733	$17.664	$15.244	$15.768	$12.726
Accumulation unit value at end of period	$45.389	$34.115	$35.001	$28.121	$25.507	$25.066	$22.733	$17.664	$15.244	$15.768
Number of accumulation units outstanding at end of period (in thousands)	10	11	10	16	14	9	9	11	9	7
Janus Henderson Forty Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$43.099	$42.654	$33.040	$32.561	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$58.746	$43.099	$42.654	$33.040	$32.561	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	10	13	-	-	-	-	-	-	-

APP I-151

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.756	$24.586	$19.111	$18.900	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.625	$24.756	$24.586	$19.111	$18.900	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	69	76	83	129	145	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.295	$36.101	$28.103	$27.834	$24.921	$23.069	$17.600	$14.306	$15.513	$14.762
Accumulation unit value at end of period	$49.224	$36.295	$36.101	$28.103	$27.834	$24.921	$23.069	$17.600	$14.306	$15.513
Number of accumulation units outstanding at end of period (in thousands)	36	38	36	32	45	48	168	242	235	192
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.379	$23.312	$18.193	$18.064	$16.214	$15.047	$11.508	$9.378	$10.195	$9.725
Accumulation unit value at end of period	$31.628	$23.379	$23.312	$18.193	$18.064	$16.214	$15.047	$11.508	$9.378	$10.195
Number of accumulation units outstanding at end of period (in thousands)	11	12	17	14	14	12	15	18	31	58
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.108	$34.045	$26.596	$26.433	$23.749	$22.062	$16.891	$13.777	$14.993	$14.317
Accumulation unit value at end of period	$46.097	$34.108	$34.045	$26.596	$26.433	$23.749	$22.062	$16.891	$13.777	$14.993
Number of accumulation units outstanding at end of period (in thousands)	17	17	20	21	13	12	31	58	60	55
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.579	$22.583	$17.677	$17.604	$15.848	$14.751	$11.317	$9.249	$10.085	$9.650
Accumulation unit value at end of period	$30.454	$22.579	$22.583	$17.677	$17.604	$15.848	$14.751	$11.317	$9.249	$10.085
Number of accumulation units outstanding at end of period (in thousands)	12	14	19	30	26	25	24	20	19	18
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.905	$34.981	$27.436	$27.377	$24.696	$23.033	$17.705	$14.499	$15.842	$15.188
Accumulation unit value at end of period	$46.986	$34.905	$34.981	$27.436	$27.377	$24.696	$23.033	$17.705	$14.499	$15.842
Number of accumulation units outstanding at end of period (in thousands)	18	18	22	27	23	28	26	35	29	30
Janus Henderson Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.015	$26.632	$23.433	$19.786	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.885	$23.015	$26.632	$23.433	$19.786	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	16	17	-	-	-	-	-	-	-
APP I-152

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.264	$25.853	$22.827	$19.342	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.808	$22.264	$25.853	$22.827	$19.342	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.949	$25.527	$22.572	$19.154	$20.071	$18.549	$14.840	$13.560	$14.010	$-
Accumulation unit value at end of period	$28.358	$21.949	$25.527	$22.572	$19.154	$20.071	$18.549	$14.840	$13.560	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	0	2	1	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.434	$24.991	$22.153	$18.846	$19.798	$18.342	$14.712	$13.476	$13.958	$-
Accumulation unit value at end of period	$27.624	$21.434	$24.991	$22.153	$18.846	$19.798	$18.342	$14.712	$13.476	$-
Number of accumulation units outstanding at end of period (in thousands)	10	10	10	9	7	8	8	12	9	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.232	$24.780	$21.988	$18.724	$19.689	$18.260	$14.660	$13.443	$13.937	$-
Accumulation unit value at end of period	$27.336	$21.232	$24.780	$21.988	$18.724	$19.689	$18.260	$14.660	$13.443	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.833	$24.363	$21.662	$18.483	$19.474	$18.097	$14.558	$13.376	$13.896	$-
Accumulation unit value at end of period	$26.768	$20.833	$24.363	$21.662	$18.483	$19.474	$18.097	$14.558	$13.376	$-
Number of accumulation units outstanding at end of period (in thousands)	8	7	7	1	-	-	3	6	7	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.441	$23.953	$21.340	$18.244	$19.262	$17.935	$14.457	$13.309	$13.855	$-
Accumulation unit value at end of period	$26.213	$20.441	$23.953	$21.340	$18.244	$19.262	$17.935	$14.457	$13.309	$-
Number of accumulation units outstanding at end of period (in thousands)	8	9	8	12	11	10	8	6	4	-
Janus Henderson Overseas Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.236	$12.128	$9.265	$9.982	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.971	$10.236	$12.128	$9.265	$9.982	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	10	11	-	-	-	-	-	-	-

APP I-153

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$9.902	$11.773	$9.025	$9.758	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.503	$9.902	$11.773	$9.025	$9.758	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	35	37	39	63	79	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.762	$11.624	$8.924	$9.663	$10.650	$12.436	$11.175	$10.019	$15.012	$12.681
Accumulation unit value at end of period	$12.308	$9.762	$11.624	$8.924	$9.663	$10.650	$12.436	$11.175	$10.019	$15.012
Number of accumulation units outstanding at end of period (in thousands)	28	35	36	38	43	44	162	189	211	191
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.533	$11.380	$8.759	$9.508	$10.505	$12.297	$11.078	$9.957	$14.956	$12.665
Accumulation unit value at end of period	$11.989	$9.533	$11.380	$8.759	$9.508	$10.505	$12.297	$11.078	$9.957	$14.956
Number of accumulation units outstanding at end of period (in thousands)	3	4	5	5	6	6	12	16	24	19
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.443	$11.284	$8.693	$9.446	$10.447	$12.242	$11.039	$9.932	$14.934	$12.659
Accumulation unit value at end of period	$11.864	$9.443	$11.284	$8.693	$9.446	$10.447	$12.242	$11.039	$9.932	$14.934
Number of accumulation units outstanding at end of period (in thousands)	24	24	19	16	15	19	12	80	113	103
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.265	$11.094	$8.564	$9.324	$10.333	$12.133	$10.963	$9.883	$14.889	$12.647
Accumulation unit value at end of period	$11.617	$9.265	$11.094	$8.564	$9.324	$10.333	$12.133	$10.963	$9.883	$14.889
Number of accumulation units outstanding at end of period (in thousands)	8	7	16	16	15	27	27	17	27	9
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.091	$10.907	$8.437	$9.204	$10.220	$12.024	$10.886	$9.834	$14.845	$12.634
Accumulation unit value at end of period	$11.376	$9.091	$10.907	$8.437	$9.204	$10.220	$12.024	$10.886	$9.834	$14.845
Number of accumulation units outstanding at end of period (in thousands)	25	26	30	36	36	43	51	57	50	56
JPMorgan Core Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.330	$14.339	$13.847	$13.563	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.486	$14.330	$14.339	$13.847	$13.563	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	250	161	185	146	125	-	-	-	-	-

APP I-154

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.846	$13.903	$13.473	$13.243	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.910	$13.846	$13.903	$13.473	$13.243	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	38	32	32	29	25	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.644	$13.720	$13.316	$13.108	$13.108	$12.541	$12.851	$12.321	$11.554	$-
Accumulation unit value at end of period	$14.670	$13.644	$13.720	$13.316	$13.108	$13.108	$12.541	$12.851	$12.321	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	1	-	1	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.313	$13.421	$13.058	$12.886	$12.918	$12.391	$12.729	$12.235	$11.501	$-
Accumulation unit value at end of period	$14.278	$13.313	$13.421	$13.058	$12.886	$12.918	$12.391	$12.729	$12.235	$-
Number of accumulation units outstanding at end of period (in thousands)	26	21	22	14	18	20	21	17	15	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.182	$13.303	$12.957	$12.799	$12.843	$12.331	$12.680	$12.200	$11.480	$-
Accumulation unit value at end of period	$14.125	$13.182	$13.303	$12.957	$12.799	$12.843	$12.331	$12.680	$12.200	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	2	2	1	1	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.926	$13.070	$12.756	$12.625	$12.694	$12.213	$12.584	$12.132	$11.438	$-
Accumulation unit value at end of period	$13.822	$12.926	$13.070	$12.756	$12.625	$12.694	$12.213	$12.584	$12.132	$-
Number of accumulation units outstanding at end of period (in thousands)	9	7	6	9	7	7	7	7	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.674	$12.842	$12.558	$12.454	$12.547	$12.096	$12.488	$12.063	$11.397	$-
Accumulation unit value at end of period	$13.526	$12.674	$12.842	$12.558	$12.454	$12.547	$12.096	$12.488	$12.063	$-
Number of accumulation units outstanding at end of period (in thousands)	11	15	13	8	9	8	8	6	5	-
JPMorgan Small Cap Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$45.176	$49.775	$43.175	$35.456	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$57.869	$45.176	$49.775	$43.175	$35.456	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-155

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$43.650	$48.263	$42.010	$34.619	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$55.718	$43.650	$48.263	$42.010	$34.619	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$43.011	$47.629	$41.520	$34.267	$35.087	$32.957	$24.396	$20.819	$20.392	$-
Accumulation unit value at end of period	$54.821	$43.011	$47.629	$41.520	$34.267	$35.087	$32.957	$24.396	$20.819	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	8	5	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$41.968	$46.591	$40.717	$33.688	$34.580	$32.562	$24.164	$20.673	$20.299	$-
Accumulation unit value at end of period	$53.358	$41.968	$46.591	$40.717	$33.688	$34.580	$32.562	$24.164	$20.673	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	4	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$41.558	$46.182	$40.400	$33.459	$34.379	$32.406	$24.072	$20.615	$20.262	$-
Accumulation unit value at end of period	$52.784	$41.558	$46.182	$40.400	$33.459	$34.379	$32.406	$24.072	$20.615	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$40.750	$45.375	$39.773	$33.005	$33.981	$32.095	$23.889	$20.499	$20.188	$-
Accumulation unit value at end of period	$51.654	$40.750	$45.375	$39.773	$33.005	$33.981	$32.095	$23.889	$20.499	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.957	$44.582	$39.156	$32.558	$33.588	$31.787	$23.707	$20.383	$20.115	$-
Accumulation unit value at end of period	$50.548	$39.957	$44.582	$39.156	$32.558	$33.588	$31.787	$23.707	$20.383	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	2	1	2	-
JPMorgan Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$54.717	$57.487	$40.734	$37.788	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$75.016	$54.717	$57.487	$40.734	$37.788	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-156

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$52.868	$55.741	$39.635	$36.897	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$72.229	$52.868	$55.741	$39.635	$36.897	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$52.095	$55.009	$39.173	$36.521	$37.511	$37.781	$25.682	$22.997	$23.958	$-
Accumulation unit value at end of period	$71.066	$52.095	$55.009	$39.173	$36.521	$37.511	$37.781	$25.682	$22.997	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$50.831	$53.810	$38.415	$35.904	$36.969	$37.329	$25.438	$22.835	$23.850	$-
Accumulation unit value at end of period	$69.169	$50.831	$53.810	$38.415	$35.904	$36.969	$37.329	$25.438	$22.835	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	2	2	5	1	1	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$50.335	$53.338	$38.115	$35.660	$36.755	$37.149	$25.341	$22.771	$23.806	$-
Accumulation unit value at end of period	$68.425	$50.335	$53.338	$38.115	$35.660	$36.755	$37.149	$25.341	$22.771	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$49.356	$52.406	$37.524	$35.176	$36.329	$36.793	$25.148	$22.643	$23.720	$-
Accumulation unit value at end of period	$66.960	$49.356	$52.406	$37.524	$35.176	$36.329	$36.793	$25.148	$22.643	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	1	1	7	3	4	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$48.396	$51.490	$36.942	$34.700	$35.909	$36.440	$24.956	$22.515	$23.633	$-
Accumulation unit value at end of period	$65.526	$48.396	$51.490	$36.942	$34.700	$35.909	$36.440	$24.956	$22.515	$-
Number of accumulation units outstanding at end of period (in thousands)	9	8	7	9	8	7	8	10	10	-
JPMorgan Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.979	$46.634	$45.324	$34.901	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$47.504	$39.979	$46.634	$45.324	$34.901	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	4	20	-	-	-	-	-

APP I-157

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$38.629	$45.217	$44.100	$34.078	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$45.739	$38.629	$45.217	$44.100	$34.078	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$38.064	$44.623	$43.586	$33.731	$36.766	$35.529	$26.224	$21.929	$22.991	$-
Accumulation unit value at end of period	$45.002	$38.064	$44.623	$43.586	$33.731	$36.766	$35.529	$26.224	$21.929	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$37.140	$43.651	$42.742	$33.160	$36.235	$35.103	$25.974	$21.775	$22.887	$-
Accumulation unit value at end of period	$43.801	$37.140	$43.651	$42.742	$33.160	$36.235	$35.103	$25.974	$21.775	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$36.777	$43.268	$42.410	$32.935	$36.025	$34.935	$25.875	$21.714	$22.845	$-
Accumulation unit value at end of period	$43.330	$36.777	$43.268	$42.410	$32.935	$36.025	$34.935	$25.875	$21.714	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	0	0	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$36.062	$42.511	$41.752	$32.489	$35.608	$34.599	$25.678	$21.591	$22.762	$-
Accumulation unit value at end of period	$42.402	$36.062	$42.511	$41.752	$32.489	$35.608	$34.599	$25.678	$21.591	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	-	-	2	2	2	2	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$35.361	$41.769	$41.104	$32.048	$35.196	$34.267	$25.483	$21.470	$22.679	$-
Accumulation unit value at end of period	$41.494	$35.361	$41.769	$41.104	$32.048	$35.196	$34.267	$25.483	$21.470	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	2	2	1	1	1	0	-
JPMorgan SmartRetirement® 2020 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.111	$16.003	$14.071	$13.328	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.452	$15.111	$16.003	$14.071	$13.328	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	21	90	78	29	13	-	-	-	-	-

APP I-158

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.700	$15.622	$13.785	$13.101	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.918	$14.700	$15.622	$13.785	$13.101	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	56	54	52	50	44	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.527	$15.462	$13.663	$13.006	$13.201	$12.435	$11.018	$9.689	$10.413	$-
Accumulation unit value at end of period	$16.694	$14.527	$15.462	$13.663	$13.006	$13.201	$12.435	$11.018	$9.689	$-
Number of accumulation units outstanding at end of period (in thousands)	25	59	45	46	46	57	11	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.243	$15.198	$13.464	$12.848	$13.074	$12.346	$10.966	$9.668	$10.407	$-
Accumulation unit value at end of period	$16.327	$14.243	$15.198	$13.464	$12.848	$13.074	$12.346	$10.966	$9.668	$-
Number of accumulation units outstanding at end of period (in thousands)	40	43	54	55	32	20	7	6	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.131	$15.094	$13.385	$12.785	$13.023	$12.310	$10.946	$9.659	$10.405	$-
Accumulation unit value at end of period	$16.182	$14.131	$15.094	$13.385	$12.785	$13.023	$12.310	$10.946	$9.659	$-
Number of accumulation units outstanding at end of period (in thousands)	44	49	57	50	51	47	18	14	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.910	$14.887	$13.228	$12.661	$12.922	$12.239	$10.904	$9.642	$10.401	$-
Accumulation unit value at end of period	$15.897	$13.910	$14.887	$13.228	$12.661	$12.922	$12.239	$10.904	$9.642	$-
Number of accumulation units outstanding at end of period (in thousands)	84	76	90	56	54	43	1	1	6	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.692	$14.684	$13.073	$12.538	$12.822	$12.169	$10.863	$9.625	$10.396	$-
Accumulation unit value at end of period	$15.617	$13.692	$14.684	$13.073	$12.538	$12.822	$12.169	$10.863	$9.625	$-
Number of accumulation units outstanding at end of period (in thousands)	72	80	77	140	111	106	8	4	2	-
JPMorgan SmartRetirement® 2025 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.638	$16.782	$14.469	$13.665	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.479	$15.638	$16.782	$14.469	$13.665	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	43	43	40	37	-	-	-	-	-

APP I-159

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.213	$16.383	$14.174	$13.434	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.913	$15.213	$16.383	$14.174	$13.434	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	19	18	14	14	12	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.034	$16.215	$14.050	$13.335	$13.562	$12.721	$10.941	$9.493	$10.446	$-
Accumulation unit value at end of period	$17.676	$15.034	$16.215	$14.050	$13.335	$13.562	$12.721	$10.941	$9.493	$-
Number of accumulation units outstanding at end of period (in thousands)	37	44	41	29	24	19	4	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.740	$15.938	$13.844	$13.174	$13.431	$12.629	$10.890	$9.472	$10.440	$-
Accumulation unit value at end of period	$17.288	$14.740	$15.938	$13.844	$13.174	$13.431	$12.629	$10.890	$9.472	$-
Number of accumulation units outstanding at end of period (in thousands)	163	172	167	175	117	99	15	20	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.624	$15.829	$13.763	$13.109	$13.379	$12.593	$10.869	$9.464	$10.438	$-
Accumulation unit value at end of period	$17.135	$14.624	$15.829	$13.763	$13.109	$13.379	$12.593	$10.869	$9.464	$-
Number of accumulation units outstanding at end of period (in thousands)	39	44	56	61	58	53	45	26	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.395	$15.613	$13.602	$12.982	$13.275	$12.520	$10.828	$9.447	$10.434	$-
Accumulation unit value at end of period	$16.833	$14.395	$15.613	$13.602	$12.982	$13.275	$12.520	$10.828	$9.447	$-
Number of accumulation units outstanding at end of period (in thousands)	61	65	50	42	44	44	10	4	20	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.170	$15.399	$13.443	$12.855	$13.173	$12.448	$10.788	$9.430	$10.429	$-
Accumulation unit value at end of period	$16.536	$14.170	$15.399	$13.443	$12.855	$13.173	$12.448	$10.788	$9.430	$-
Number of accumulation units outstanding at end of period (in thousands)	167	147	160	151	144	142	60	48	8	-
JPMorgan SmartRetirement® 2030 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.045	$17.410	$14.673	$13.858	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.316	$16.045	$17.410	$14.673	$13.858	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	74	109	95	68	16	-	-	-	-	-

APP I-160

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.608	$16.996	$14.373	$13.623	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.725	$15.608	$16.996	$14.373	$13.623	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	57	52	47	44	40	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.425	$16.821	$14.247	$13.524	$13.805	$12.915	$10.845	$9.326	$10.470	$-
Accumulation unit value at end of period	$18.477	$15.425	$16.821	$14.247	$13.524	$13.805	$12.915	$10.845	$9.326	$-
Number of accumulation units outstanding at end of period (in thousands)	34	64	68	48	43	38	10	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.123	$16.534	$14.039	$13.359	$13.671	$12.822	$10.794	$9.305	$10.465	$-
Accumulation unit value at end of period	$18.071	$15.123	$16.534	$14.039	$13.359	$13.671	$12.822	$10.794	$9.305	$-
Number of accumulation units outstanding at end of period (in thousands)	33	36	50	75	56	40	4	4	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.005	$16.421	$13.957	$13.294	$13.618	$12.785	$10.774	$9.297	$10.462	$-
Accumulation unit value at end of period	$17.911	$15.005	$16.421	$13.957	$13.294	$13.618	$12.785	$10.774	$9.297	$-
Number of accumulation units outstanding at end of period (in thousands)	71	68	74	65	76	68	13	5	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.770	$16.197	$13.793	$13.165	$13.513	$12.711	$10.733	$9.280	$10.458	$-
Accumulation unit value at end of period	$17.595	$14.770	$16.197	$13.793	$13.165	$13.513	$12.711	$10.733	$9.280	$-
Number of accumulation units outstanding at end of period (in thousands)	96	96	130	102	56	57	2	1	5	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.538	$15.975	$13.632	$13.037	$13.408	$12.638	$10.693	$9.264	$10.453	$-
Accumulation unit value at end of period	$17.285	$14.538	$15.975	$13.632	$13.037	$13.408	$12.638	$10.693	$9.264	$-
Number of accumulation units outstanding at end of period (in thousands)	76	69	75	123	138	110	38	9	7	-
JPMorgan SmartRetirement® 2035 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.330	$17.950	$14.940	$14.074	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.954	$16.330	$17.950	$14.940	$14.074	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	27	49	40	38	56	-	-	-	-	-
APP I-161

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.885	$17.523	$14.635	$13.835	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.343	$15.885	$17.523	$14.635	$13.835	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	20	19	19	19	16	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.698	$17.343	$14.506	$13.734	$14.047	$13.124	$10.823	$9.228	$10.490	$-
Accumulation unit value at end of period	$19.087	$15.698	$17.343	$14.506	$13.734	$14.047	$13.124	$10.823	$9.228	$-
Number of accumulation units outstanding at end of period (in thousands)	16	40	25	18	15	14	10	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.392	$17.047	$14.294	$13.568	$13.911	$13.029	$10.772	$9.207	$10.485	$-
Accumulation unit value at end of period	$18.667	$15.392	$17.047	$14.294	$13.568	$13.911	$13.029	$10.772	$9.207	$-
Number of accumulation units outstanding at end of period (in thousands)	54	65	66	55	26	18	7	6	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.271	$16.930	$14.211	$13.501	$13.857	$12.992	$10.752	$9.199	$10.483	$-
Accumulation unit value at end of period	$18.502	$15.271	$16.930	$14.211	$13.501	$13.857	$12.992	$10.752	$9.199	$-
Number of accumulation units outstanding at end of period (in thousands)	39	38	38	37	32	28	23	16	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.032	$16.699	$14.044	$13.370	$13.750	$12.917	$10.711	$9.183	$10.478	$-
Accumulation unit value at end of period	$18.176	$15.032	$16.699	$14.044	$13.370	$13.750	$12.917	$10.711	$9.183	$-
Number of accumulation units outstanding at end of period (in thousands)	58	57	46	27	33	22	2	1	5	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.796	$16.471	$13.880	$13.240	$13.643	$12.842	$10.671	$9.166	$10.474	$-
Accumulation unit value at end of period	$17.856	$14.796	$16.471	$13.880	$13.240	$13.643	$12.842	$10.671	$9.166	$-
Number of accumulation units outstanding at end of period (in thousands)	78	67	65	69	51	45	9	8	5	-
JPMorgan SmartRetirement® 2040 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.548	$18.335	$15.082	$14.158	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.476	$16.548	$18.335	$15.082	$14.158	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	22	100	92	66	53	-	-	-	-	-

APP I-162

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.097	$17.898	$14.775	$13.918	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.849	$16.097	$17.898	$14.775	$13.918	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	33	32	30	22	22	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.908	$17.714	$14.645	$13.816	$14.153	$13.216	$10.818	$9.219	$10.492	$-
Accumulation unit value at end of period	$19.586	$15.908	$17.714	$14.645	$13.816	$14.153	$13.216	$10.818	$9.219	$-
Number of accumulation units outstanding at end of period (in thousands)	21	47	43	29	25	15	10	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.597	$17.412	$14.431	$13.648	$14.016	$13.121	$10.767	$9.198	$10.486	$-
Accumulation unit value at end of period	$19.156	$15.597	$17.412	$14.431	$13.648	$14.016	$13.121	$10.767	$9.198	$-
Number of accumulation units outstanding at end of period (in thousands)	77	69	112	74	51	34	5	5	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.475	$17.293	$14.346	$13.582	$13.962	$13.083	$10.747	$9.190	$10.484	$-
Accumulation unit value at end of period	$18.986	$15.475	$17.293	$14.346	$13.582	$13.962	$13.083	$10.747	$9.190	$-
Number of accumulation units outstanding at end of period (in thousands)	38	33	34	28	23	18	10	4	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.233	$17.057	$14.178	$13.449	$13.854	$13.008	$10.707	$9.174	$10.479	$-
Accumulation unit value at end of period	$18.652	$15.233	$17.057	$14.178	$13.449	$13.854	$13.008	$10.707	$9.174	$-
Number of accumulation units outstanding at end of period (in thousands)	35	32	32	63	18	22	2	1	5	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.994	$16.823	$14.013	$13.319	$13.747	$12.933	$10.666	$9.157	$10.475	$-
Accumulation unit value at end of period	$18.323	$14.994	$16.823	$14.013	$13.319	$13.747	$12.933	$10.666	$9.157	$-
Number of accumulation units outstanding at end of period (in thousands)	62	86	99	95	63	37	7	1	1	-
JPMorgan SmartRetirement® 2045 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.545	$18.389	$15.103	$14.176	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.597	$16.545	$18.389	$15.103	$14.176	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	19	16	19	40	-	-	-	-	-

APP I-163

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.095	$17.951	$14.795	$13.935	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.966	$16.095	$17.951	$14.795	$13.935	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	16	14	12	10	8	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.906	$17.767	$14.665	$13.833	$14.156	$13.228	$10.830	$9.214	$10.483	$-
Accumulation unit value at end of period	$19.701	$15.906	$17.767	$14.665	$13.833	$14.156	$13.228	$10.830	$9.214	$-
Number of accumulation units outstanding at end of period (in thousands)	22	27	16	15	15	10	6	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.595	$17.464	$14.451	$13.665	$14.019	$13.133	$10.779	$9.194	$10.477	$-
Accumulation unit value at end of period	$19.269	$15.595	$17.464	$14.451	$13.665	$14.019	$13.133	$10.779	$9.194	$-
Number of accumulation units outstanding at end of period (in thousands)	18	18	20	24	19	9	5	4	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.472	$17.344	$14.366	$13.599	$13.965	$13.095	$10.759	$9.186	$10.475	$-
Accumulation unit value at end of period	$19.098	$15.472	$17.344	$14.366	$13.599	$13.965	$13.095	$10.759	$9.186	$-
Number of accumulation units outstanding at end of period (in thousands)	40	32	34	32	28	23	8	4	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.230	$17.107	$14.198	$13.466	$13.857	$13.019	$10.719	$9.169	$10.470	$-
Accumulation unit value at end of period	$18.762	$15.230	$17.107	$14.198	$13.466	$13.857	$13.019	$10.719	$9.169	$-
Number of accumulation units outstanding at end of period (in thousands)	60	66	59	18	15	20	6	5	3	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.992	$16.873	$14.032	$13.335	$13.749	$12.944	$10.678	$9.153	$10.466	$-
Accumulation unit value at end of period	$18.431	$14.992	$16.873	$14.032	$13.335	$13.749	$12.944	$10.678	$9.153	$-
Number of accumulation units outstanding at end of period (in thousands)	59	53	37	69	72	54	5	1	1	-
JPMorgan SmartRetirement® 2050 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.523	$18.367	$15.080	$14.163	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.574	$16.523	$18.367	$15.080	$14.163	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	21	31	27	23	20	-	-	-	-	-

APP I-164

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.073	$17.930	$14.772	$13.923	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.944	$16.073	$17.930	$14.772	$13.923	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	12	12	10	6	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.884	$17.746	$14.643	$13.821	$14.144	$13.217	$10.821	$9.216	$10.485	$-
Accumulation unit value at end of period	$19.680	$15.884	$17.746	$14.643	$13.821	$14.144	$13.217	$10.821	$9.216	$-
Number of accumulation units outstanding at end of period (in thousands)	17	26	12	15	13	6	2	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.574	$17.444	$14.429	$13.653	$14.007	$13.122	$10.770	$9.195	$10.479	$-
Accumulation unit value at end of period	$19.247	$15.574	$17.444	$14.429	$13.653	$14.007	$13.122	$10.770	$9.195	$-
Number of accumulation units outstanding at end of period (in thousands)	15	12	18	23	14	5	1	1	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.451	$17.324	$14.344	$13.587	$13.953	$13.084	$10.750	$9.187	$10.477	$-
Accumulation unit value at end of period	$19.077	$15.451	$17.324	$14.344	$13.587	$13.953	$13.084	$10.750	$9.187	$-
Number of accumulation units outstanding at end of period (in thousands)	21	17	19	14	12	7	4	1	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.210	$17.087	$14.176	$13.454	$13.845	$13.009	$10.709	$9.171	$10.473	$-
Accumulation unit value at end of period	$18.741	$15.210	$17.087	$14.176	$13.454	$13.845	$13.009	$10.709	$9.171	$-
Number of accumulation units outstanding at end of period (in thousands)	41	27	26	16	6	16	2	1	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.972	$16.853	$14.010	$13.323	$13.738	$12.934	$10.669	$9.155	$10.468	$-
Accumulation unit value at end of period	$18.411	$14.972	$16.853	$14.010	$13.323	$13.738	$12.934	$10.669	$9.155	$-
Number of accumulation units outstanding at end of period (in thousands)	47	58	64	88	44	30	4	0	-	-
JPMorgan SmartRetirement® 2055 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.117	$17.903	$14.712	$13.809	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.075	$16.117	$17.903	$14.712	$13.809	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	-	2	-	-	-	-	-

APP I-165

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.742	$17.548	$14.471	$13.631	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.540	$15.742	$17.548	$14.471	$13.631	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	7	6	4	3	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.585	$17.399	$14.369	$13.555	$13.870	$12.951	$10.603	$10.000	$-	$-
Accumulation unit value at end of period	$19.316	$15.585	$17.399	$14.369	$13.555	$13.870	$12.951	$10.603	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	10	5	3	2	1	1	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.325	$17.152	$14.201	$13.430	$13.776	$12.896	$10.584	$10.000	$-	$-
Accumulation unit value at end of period	$18.946	$15.325	$17.152	$14.201	$13.430	$13.776	$12.896	$10.584	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	6	4	2	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.222	$17.054	$14.134	$13.380	$13.738	$12.873	$10.577	$10.000	$-	$-
Accumulation unit value at end of period	$18.801	$15.222	$17.054	$14.134	$13.380	$13.738	$12.873	$10.577	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	25	13	7	3	1	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.019	$16.861	$14.001	$13.281	$13.664	$12.829	$10.562	$10.000	$-	$-
Accumulation unit value at end of period	$18.513	$15.019	$16.861	$14.001	$13.281	$13.664	$12.829	$10.562	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	14	13	7	3	2	0	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.819	$16.669	$13.870	$13.182	$13.590	$12.785	$10.546	$10.000	$-	$-
Accumulation unit value at end of period	$18.229	$14.819	$16.669	$13.870	$13.182	$13.590	$12.785	$10.546	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	32	24	16	11	3	1	-	-	-
JPMorgan SmartRetirement® 2060 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.395	$11.534	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.952	$10.395	$11.534	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-166

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.333	$11.506	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.830	$10.333	$11.506	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.307	$11.494	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.778	$10.307	$11.494	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.263	$11.474	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.692	$10.263	$11.474	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.245	$11.466	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.658	$10.245	$11.466	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.211	$11.450	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.590	$10.211	$11.450	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.176	$11.434	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.522	$10.176	$11.434	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement® Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.623	$14.296	$12.893	$12.283	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.526	$13.623	$14.296	$12.893	$12.283	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	25	44	42	21	2	-	-	-	-	-

APP I-167

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.253	$13.956	$12.630	$12.074	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.050	$13.253	$13.956	$12.630	$12.074	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	1	1	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.097	$13.813	$12.519	$11.986	$12.198	$11.682	$10.909	$9.968	$10.325	$-
Accumulation unit value at end of period	$14.851	$13.097	$13.813	$12.519	$11.986	$12.198	$11.682	$10.909	$9.968	$-
Number of accumulation units outstanding at end of period (in thousands)	8	12	13	2	4	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.841	$13.577	$12.337	$11.841	$12.080	$11.598	$10.858	$9.946	$10.320	$-
Accumulation unit value at end of period	$14.525	$12.841	$13.577	$12.337	$11.841	$12.080	$11.598	$10.858	$9.946	$-
Number of accumulation units outstanding at end of period (in thousands)	51	44	47	23	17	26	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.740	$13.484	$12.264	$11.783	$12.033	$11.564	$10.838	$9.937	$10.318	$-
Accumulation unit value at end of period	$14.396	$12.740	$13.484	$12.264	$11.783	$12.033	$11.564	$10.838	$9.937	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	6	1	1	2	1	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.541	$13.300	$12.121	$11.668	$11.940	$11.498	$10.797	$9.919	$10.313	$-
Accumulation unit value at end of period	$14.143	$12.541	$13.300	$12.121	$11.668	$11.940	$11.498	$10.797	$9.919	$-
Number of accumulation units outstanding at end of period (in thousands)	9	46	43	27	30	22	2	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.344	$13.118	$11.979	$11.555	$11.848	$11.432	$10.756	$9.902	$10.309	$-
Accumulation unit value at end of period	$13.893	$12.344	$13.118	$11.979	$11.555	$11.848	$11.432	$10.756	$9.902	$-
Number of accumulation units outstanding at end of period (in thousands)	37	40	50	2	14	17	17	11	20	-
LKCM Aquinas Catholic Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.847	$23.737	$19.651	$17.943	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.655	$21.847	$23.737	$19.651	$17.943	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-168

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.181	$23.094	$19.186	$17.580	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.685	$21.181	$23.094	$19.186	$17.580	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.901	$22.824	$18.990	$17.427	$18.109	$17.716	$13.327	$11.958	$12.998	$-
Accumulation unit value at end of period	$27.279	$20.901	$22.824	$18.990	$17.427	$18.109	$17.716	$13.327	$11.958	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	13	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.444	$22.381	$18.668	$17.174	$17.891	$17.547	$13.232	$11.902	$12.959	$-
Accumulation unit value at end of period	$26.616	$20.444	$22.381	$18.668	$17.174	$17.891	$17.547	$13.232	$11.902	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.264	$22.207	$18.541	$17.074	$17.804	$17.479	$13.195	$11.881	$12.944	$-
Accumulation unit value at end of period	$26.355	$20.264	$22.207	$18.541	$17.074	$17.804	$17.479	$13.195	$11.881	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	6	6	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.909	$21.861	$18.289	$16.875	$17.633	$17.345	$13.120	$11.837	$12.914	$-
Accumulation unit value at end of period	$25.841	$19.909	$21.861	$18.289	$16.875	$17.633	$17.345	$13.120	$11.837	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	7	7	10	9	2	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793	$12.883	$-
Accumulation unit value at end of period	$25.337	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	5	4	4	3	3	-
Loomis Sayles Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.315	$22.062	$20.634	$19.075	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.668	$21.315	$22.062	$20.634	$19.075	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	144	150	155	136	136	-	-	-	-	-

APP I-169

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.594	$21.391	$20.077	$18.625	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.788	$20.594	$21.391	$20.077	$18.625	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.293	$21.110	$19.843	$18.435	$19.991	$19.287	$18.402	$16.162	$15.739	$-
Accumulation unit value at end of period	$22.422	$20.293	$21.110	$19.843	$18.435	$19.991	$19.287	$18.402	$16.162	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	14	13	10	9	6	5	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.801	$20.650	$19.459	$18.124	$19.702	$19.056	$18.227	$16.048	$15.667	$-
Accumulation unit value at end of period	$21.823	$19.801	$20.650	$19.459	$18.124	$19.702	$19.056	$18.227	$16.048	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	3	11	11	3	2	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.607	$20.469	$19.307	$18.000	$19.588	$18.964	$18.157	$16.003	$15.639	$-
Accumulation unit value at end of period	$21.588	$19.607	$20.469	$19.307	$18.000	$19.588	$18.964	$18.157	$16.003	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	1	1	1	-	0	0	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.226	$20.111	$19.008	$17.756	$19.361	$18.782	$18.019	$15.913	$15.582	$-
Accumulation unit value at end of period	$21.126	$19.226	$20.111	$19.008	$17.756	$19.361	$18.782	$18.019	$15.913	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	3	5	4	5	7	6	6	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.852	$19.759	$18.713	$17.516	$19.137	$18.602	$17.882	$15.823	$15.525	$-
Accumulation unit value at end of period	$20.674	$18.852	$19.759	$18.713	$17.516	$19.137	$18.602	$17.882	$15.823	$-
Number of accumulation units outstanding at end of period (in thousands)	19	18	17	21	22	16	14	15	10	-
Lord Abbett Affiliated Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.018	$17.310	$14.907	$12.704	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.061	$16.018	$17.310	$14.907	$12.704	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-170

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.779	$18.196	$15.725	$13.448	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.941	$16.779	$18.196	$15.725	$13.448	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.115	$16.416	$14.208	$12.169	$12.767	$11.449	$8.707	$7.550	$8.233	$-
Accumulation unit value at end of period	$18.836	$15.115	$16.416	$14.208	$12.169	$12.767	$11.449	$8.707	$7.550	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	15	13	12	11	13	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.683	$15.987	$13.871	$11.910	$12.526	$11.262	$8.586	$7.464	$8.159	$-
Accumulation unit value at end of period	$18.252	$14.683	$15.987	$13.871	$11.910	$12.526	$11.262	$8.586	$7.464	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	4	4	5	1	12	0	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.693	$19.284	$16.748	$14.395	$15.155	$13.638	$10.408	$9.057	$9.911	$-
Accumulation unit value at end of period	$21.971	$17.693	$19.284	$16.748	$14.395	$15.155	$13.638	$10.408	$9.057	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	0	0	4	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.180	$15.486	$13.477	$11.606	$12.244	$11.041	$8.442	$7.361	$8.071	$-
Accumulation unit value at end of period	$17.574	$14.180	$15.486	$13.477	$11.606	$12.244	$11.041	$8.442	$7.361	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	11	13	16	16	31	26	30	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.827	$18.414	$16.056	$13.855	$14.645	$13.233	$10.139	$8.858	$9.732	$-
Accumulation unit value at end of period	$20.812	$16.827	$18.414	$16.056	$13.855	$14.645	$13.233	$10.139	$8.858	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	10	10	16	16	20	25	-
Lord Abbett Bond-Debenture Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.758	$19.497	$17.853	$15.887	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.270	$18.758	$19.497	$17.853	$15.887	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	21	22	25	-	-	-	-	-	-	-

APP I-171

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.945	$18.719	$17.200	$15.359	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.278	$17.945	$18.719	$17.200	$15.359	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	26	19	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.700	$18.491	$17.016	$15.217	$15.562	$14.965	$13.953	$12.380	$11.979	$10.653
Accumulation unit value at end of period	$19.971	$17.700	$18.491	$17.016	$15.217	$15.562	$14.965	$13.953	$12.380	$11.979
Number of accumulation units outstanding at end of period (in thousands)	23	21	18	19	19	17	7	4	6	3
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.194	$18.007	$16.612	$14.894	$15.269	$14.720	$13.759	$12.238	$11.871	$10.584
Accumulation unit value at end of period	$19.352	$17.194	$18.007	$16.612	$14.894	$15.269	$14.720	$13.759	$12.238	$11.871
Number of accumulation units outstanding at end of period (in thousands)	27	28	28	26	17	13	24	25	8	6
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.157	$20.083	$18.546	$16.644	$17.081	$16.483	$15.422	$13.731	$13.333	$11.899
Accumulation unit value at end of period	$21.540	$19.157	$20.083	$18.546	$16.644	$17.081	$16.483	$15.422	$13.731	$13.333
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	7	9	11	9	6	4	2
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.606	$17.443	$16.140	$14.514	$14.925	$14.431	$13.529	$12.070	$11.743	$10.501
Accumulation unit value at end of period	$18.633	$16.606	$17.443	$16.140	$14.514	$14.925	$14.431	$13.529	$12.070	$11.743
Number of accumulation units outstanding at end of period (in thousands)	23	23	31	43	51	42	42	25	33	29
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.219	$19.177	$17.780	$16.020	$16.507	$15.993	$15.023	$13.430	$13.092	$11.731
Accumulation unit value at end of period	$20.403	$18.219	$19.177	$17.780	$16.020	$16.507	$15.993	$15.023	$13.430	$13.092
Number of accumulation units outstanding at end of period (in thousands)	16	18	21	35	34	43	38	51	56	47
Lord Abbett Calibrated Dividend Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$44.637	$46.852	$39.342	$34.173	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$56.499	$44.637	$46.852	$39.342	$34.173	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-172

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.343	$22.481	$18.944	$16.512	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.921	$21.343	$22.481	$18.944	$16.512	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$60.491	$63.814	$53.853	$47.010	$48.397	$43.598	$-	$-	$-	$-
Accumulation unit value at end of period	$76.185	$60.491	$63.814	$53.853	$47.010	$48.397	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.553	$19.621	$16.599	$14.526	$14.993	$13.540	$-	$-	$-	$-
Accumulation unit value at end of period	$23.308	$18.553	$19.621	$16.599	$14.526	$14.993	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.340	$19.416	$16.442	$14.403	$14.881	$13.452	$-	$-	$-	$-
Accumulation unit value at end of period	$23.018	$18.340	$19.416	$16.442	$14.403	$14.881	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.923	$19.012	$16.133	$14.160	$14.659	$13.278	$-	$-	$-	$-
Accumulation unit value at end of period	$22.449	$17.923	$19.012	$16.133	$14.160	$14.659	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	2	3	3	5	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.515	$18.617	$15.829	$13.921	$14.440	$13.106	$-	$-	$-	$-
Accumulation unit value at end of period	$21.895	$17.515	$18.617	$15.829	$13.921	$14.440	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	6	8	-	-	-	-
Lord Abbett Developing Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.727	$24.481	$18.843	$19.368	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.937	$25.727	$24.481	$18.843	$19.368	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	4	6	26	-	-	-	-	-

APP I-173

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$25.827	$24.662	$19.049	$19.648	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.949	$25.827	$24.662	$19.049	$19.648	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	5	5	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.289	$23.229	$17.969	$18.562	$20.477	$19.932	$12.743	$11.602	$11.857	$-
Accumulation unit value at end of period	$31.880	$24.289	$23.229	$17.969	$18.562	$20.477	$19.932	$12.743	$11.602	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	3	8	13	24	22	7	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.600	$22.627	$17.547	$18.171	$20.096	$19.610	$12.569	$11.472	$11.753	$-
Accumulation unit value at end of period	$30.898	$23.600	$22.627	$17.547	$18.171	$20.096	$19.610	$12.569	$11.472	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	6	10	9	9	11	15	7	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.330	$22.390	$17.381	$18.017	$19.946	$19.483	$12.500	$11.420	$11.712	$-
Accumulation unit value at end of period	$30.514	$23.330	$22.390	$17.381	$18.017	$19.946	$19.483	$12.500	$11.420	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	2	1	1	2	1	8	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.799	$21.925	$17.054	$17.713	$19.649	$19.231	$12.363	$11.318	$11.630	$-
Accumulation unit value at end of period	$29.761	$22.799	$21.925	$17.054	$17.713	$19.649	$19.231	$12.363	$11.318	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	9	9	10	8	5	4	5	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.281	$21.469	$16.732	$17.414	$19.356	$18.982	$12.228	$11.216	$11.549	$-
Accumulation unit value at end of period	$29.025	$22.281	$21.469	$16.732	$17.414	$19.356	$18.982	$12.228	$11.216	$-
Number of accumulation units outstanding at end of period (in thousands)	22	23	27	27	27	28	19	19	8	-
Lord Abbett Fundamental Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.966	$29.455	$26.075	$22.529	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.104	$26.966	$29.455	$26.075	$22.529	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	28	31	32	34	36	-	-	-	-	-

APP I-174

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.103	$20.940	$18.601	$16.128	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.369	$19.103	$20.940	$18.601	$16.128	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	43	35	36	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$35.302	$38.755	$34.478	$29.938	$31.064	$29.197	$21.477	$19.492	$20.390	$-
Accumulation unit value at end of period	$43.120	$35.302	$38.755	$34.478	$29.938	$31.064	$29.197	$21.477	$19.492	$-
Number of accumulation units outstanding at end of period (in thousands)	4	6	6	24	23	30	30	24	15	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$55.697	$61.299	$54.670	$47.590	$49.504	$46.645	$34.396	$31.295	$32.819	$-
Accumulation unit value at end of period	$67.863	$55.697	$61.299	$54.670	$47.590	$49.504	$46.645	$34.396	$31.295	$-
Number of accumulation units outstanding at end of period (in thousands)	4	7	8	8	11	8	7	10	5	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.675	$19.472	$17.384	$15.148	$15.773	$14.877	$10.981	$10.001	$10.499	$-
Accumulation unit value at end of period	$21.514	$17.675	$19.472	$17.384	$15.148	$15.773	$14.877	$10.981	$10.001	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.368	$24.692	$22.088	$19.285	$20.121	$19.016	$14.065	$12.835	$13.501	$-
Accumulation unit value at end of period	$27.173	$22.368	$24.692	$22.088	$19.285	$20.121	$19.016	$14.065	$12.835	$-
Number of accumulation units outstanding at end of period (in thousands)	12	11	12	18	18	28	40	39	35	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.353	$25.832	$23.153	$20.256	$21.176	$20.053	$14.861	$13.589	$14.322	$-
Accumulation unit value at end of period	$28.312	$23.353	$25.832	$23.153	$20.256	$21.176	$20.053	$14.861	$13.589	$-
Number of accumulation units outstanding at end of period (in thousands)	22	23	23	25	25	24	30	43	42	-
Lord Abbett International Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.120	$11.152	$8.914	$9.081	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.074	$9.120	$11.152	$8.914	$9.081	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-175

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$8.999	$11.043	$8.858	$9.055	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.889	$8.999	$11.043	$8.858	$9.055	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	22	21	18	16	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$8.606	$10.576	$8.496	$8.698	$8.988	$9.977	$8.199	$7.188	$8.230	$-
Accumulation unit value at end of period	$10.398	$8.606	$10.576	$8.496	$8.698	$8.988	$9.977	$8.199	$7.188	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	0	24	21	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$8.360	$10.299	$8.295	$8.513	$8.819	$9.814	$8.085	$7.106	$8.156	$-
Accumulation unit value at end of period	$10.075	$8.360	$10.299	$8.295	$8.513	$8.819	$9.814	$8.085	$7.106	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	4	2	4	-	0	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.342	$13.988	$11.276	$11.584	$12.013	$13.382	$11.036	$9.708	$11.155	$-
Accumulation unit value at end of period	$13.656	$11.342	$13.988	$11.276	$11.584	$12.013	$13.382	$11.036	$9.708	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$8.074	$9.977	$8.059	$8.296	$8.620	$9.621	$7.950	$7.008	$8.068	$-
Accumulation unit value at end of period	$9.701	$8.074	$9.977	$8.059	$8.296	$8.620	$9.621	$7.950	$7.008	$-
Number of accumulation units outstanding at end of period (in thousands)	6	7	5	3	3	6	6	5	2	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.786	$13.357	$10.810	$11.150	$11.609	$12.984	$10.751	$9.495	$10.953	$-
Accumulation unit value at end of period	$12.935	$10.786	$13.357	$10.810	$11.150	$11.609	$12.984	$10.751	$9.495	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	5	2	1	1	2	4	-
Massachusetts Investors Trust
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.540	$41.761	$33.814	$31.084	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$52.136	$39.540	$41.761	$33.814	$31.084	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	13	12	11	33	-	-	-	-	-

APP I-176

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$38.204	$40.493	$32.902	$30.350	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$50.198	$38.204	$40.493	$32.902	$30.350	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$37.645	$39.961	$32.518	$30.041	$30.116	$27.274	$20.787	$17.529	$17.942	$-
Accumulation unit value at end of period	$49.390	$37.645	$39.961	$32.518	$30.041	$30.116	$27.274	$20.787	$17.529	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	-	1	1	1	0	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$36.732	$39.090	$31.889	$29.533	$29.680	$26.948	$20.590	$17.406	$17.860	$-
Accumulation unit value at end of period	$48.072	$36.732	$39.090	$31.889	$29.533	$29.680	$26.948	$20.590	$17.406	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	1	1	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$36.373	$38.747	$31.640	$29.333	$29.508	$26.818	$20.511	$17.357	$17.828	$-
Accumulation unit value at end of period	$47.554	$36.373	$38.747	$31.640	$29.333	$29.508	$26.818	$20.511	$17.357	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	2	2	2	4	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$35.666	$38.070	$31.149	$28.935	$29.167	$26.561	$20.355	$17.259	$17.763	$-
Accumulation unit value at end of period	$46.536	$35.666	$38.070	$31.149	$28.935	$29.167	$26.561	$20.355	$17.259	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	10	11	10	7	7	7	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.972	$37.404	$30.666	$28.543	$28.829	$26.306	$20.200	$17.162	$17.698	$-
Accumulation unit value at end of period	$45.540	$34.972	$37.404	$30.666	$28.543	$28.829	$26.306	$20.200	$17.162	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	9	13	11	10	8	5	4	-
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.492	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.341	$11.492	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-177

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.411	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.227	$11.411	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.304	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.077	$11.304	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.224	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.966	$11.224	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	13	10	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.146	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.855	$11.146	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.093	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.782	$11.093	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.041	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.709	$11.041	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	-	-	-	-	-	-	-	-

APP I-178

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.938	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.565	$10.938	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	4	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.835	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.423	$10.835	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	11	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.687	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.900	$11.687	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	5	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.604	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.781	$11.604	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.496	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.625	$11.496	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.415	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.509	$11.415	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	45	37	-	-	-	-	-	-	-	-
APP I-179

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.334	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.394	$11.334	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.281	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.317	$11.281	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.228	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.242	$11.228	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	2	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.123	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.091	$11.123	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.019	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.943	$11.019	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	23	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.751	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.213	$11.751	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-180

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.668	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.092	$11.668	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.559	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.932	$11.559	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.477	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.814	$11.477	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	52	57	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.397	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.696	$11.397	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	9	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.343	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.618	$11.343	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	6	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.290	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.540	$11.290	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	-	-	-	-	-	-	-	-

APP I-181

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.184	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.387	$11.184	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	14	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.079	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.235	$11.079	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	45	40	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.765	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.405	$11.765	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	14	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.682	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.283	$11.682	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.573	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.121	$11.573	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.491	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.000	$11.491	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	28	24	-	-	-	-	-	-	-	-

APP I-182

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.411	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.881	$11.411	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	9	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.357	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.802	$11.357	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.304	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.723	$11.304	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.198	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.568	$11.198	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.093	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.414	$11.093	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	36	35	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.724	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.521	$11.724	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-183

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.641	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.397	$11.641	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.532	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.234	$11.532	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.451	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.112	$11.451	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	55	45	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.371	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.992	$11.371	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	6	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.317	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.912	$11.317	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.264	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.833	$11.264	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	-	-	-	-	-	-	-

APP I-184

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.159	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.676	$11.159	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	7	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.054	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.521	$11.054	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	30	26	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.739	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.654	$11.739	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.657	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.529	$11.657	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.547	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.364	$11.547	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.466	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.242	$11.466	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	29	26	-	-	-	-	-	-	-	-

APP I-185

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.385	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.120	$11.385	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.332	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.040	$11.332	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.279	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.960	$11.279	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.173	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.802	$11.173	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.068	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.645	$11.068	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	22	20	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.897	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.835	$11.897	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-186

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.813	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.708	$11.813	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.703	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.541	$11.703	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.620	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.417	$11.620	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.539	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.295	$11.538	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.484	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.213	$11.484	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.430	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.132	$11.430	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	2	-	-	-	-	-	-	-	-

APP I-187

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.323	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.972	$11.323	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.217	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.813	$11.217	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	23	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.927	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.883	$11.927	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.843	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.756	$11.843	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.732	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.589	$11.732	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.649	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.465	$11.649	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	-	-	-	-	-	-	-	-

APP I-188

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.567	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.341	$11.567	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.513	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.260	$11.513	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.459	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.179	$11.459	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	0	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.351	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.018	$11.351	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.245	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.859	$11.245	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	6	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.612	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.257	$10.612	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-189

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$10.582	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.200	$10.582	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.542	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.124	$10.542	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.513	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.068	$10.513	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.483	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.012	$10.483	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.464	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.974	$10.464	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.444	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.937	$10.444	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-190

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.405	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.863	$10.405	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.366	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.789	$10.366	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.887	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.473	$10.887	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	28	1	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$10.810	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.367	$10.810	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.709	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.226	$10.709	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.633	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.122	$10.633	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	1	-	-	-	-	-	-	-	-

APP I-191

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.559	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.019	$10.559	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	0	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.509	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.951	$10.509	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.460	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.883	$10.460	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.362	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.748	$10.362	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.265	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.614	$10.265	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	0	-	-	-	-	-	-	-	-
MFS® Core Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$32.026	$33.405	$26.846	$24.167	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$42.517	$32.026	$33.405	$26.846	$24.167	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-192

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$30.973	$32.421	$26.146	$23.619	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$40.975	$30.973	$32.421	$26.146	$23.619	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.532	$32.008	$25.851	$23.388	$23.597	$21.345	$15.997	$13.781	$14.009	$-
Accumulation unit value at end of period	$40.332	$30.532	$32.008	$25.851	$23.388	$23.597	$21.345	$15.997	$13.781	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$29.811	$31.331	$25.368	$23.007	$23.272	$21.104	$15.855	$13.694	$13.955	$-
Accumulation unit value at end of period	$39.282	$29.811	$31.331	$25.368	$23.007	$23.272	$21.104	$15.855	$13.694	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$29.528	$31.064	$25.177	$22.857	$23.143	$21.008	$15.799	$13.659	$13.933	$-
Accumulation unit value at end of period	$38.869	$29.528	$31.064	$25.177	$22.857	$23.143	$21.008	$15.799	$13.659	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$28.969	$30.538	$24.800	$22.559	$22.887	$20.817	$15.687	$13.589	$13.890	$-
Accumulation unit value at end of period	$38.057	$28.969	$30.538	$24.800	$22.559	$22.887	$20.817	$15.687	$13.589	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.421	$30.020	$24.428	$22.266	$22.635	$20.628	$15.576	$13.520	$13.847	$-
Accumulation unit value at end of period	$37.263	$28.421	$30.020	$24.428	$22.266	$22.635	$20.628	$15.576	$13.520	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	1	1	0	-
MFS® Government Securities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.232	$13.197	$12.949	$12.869	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.038	$13.232	$13.197	$12.949	$12.869	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	161	244	242	188	237	-	-	-	-	-

APP I-193

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.748	$12.758	$12.562	$12.528	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.477	$12.748	$12.758	$12.562	$12.528	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.545	$12.574	$12.400	$12.385	$12.426	$11.935	$12.360	$12.168	$11.408	$10.961
Accumulation unit value at end of period	$13.243	$12.545	$12.574	$12.400	$12.385	$12.426	$11.935	$12.360	$12.168	$11.408
Number of accumulation units outstanding at end of period (in thousands)	38	30	35	32	23	29	55	71	63	51
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.215	$12.274	$12.134	$12.150	$12.220	$11.767	$12.217	$12.057	$11.332	$10.915
Accumulation unit value at end of period	$12.862	$12.215	$12.274	$12.134	$12.150	$12.220	$11.767	$12.217	$12.057	$11.332
Number of accumulation units outstanding at end of period (in thousands)	18	18	13	19	26	24	24	23	19	9
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.085	$12.156	$12.029	$12.057	$12.139	$11.701	$12.160	$12.013	$11.302	$10.897
Accumulation unit value at end of period	$12.713	$12.085	$12.156	$12.029	$12.057	$12.139	$11.701	$12.160	$12.013	$11.302
Number of accumulation units outstanding at end of period (in thousands)	22	20	17	10	12	11	10	6	16	14
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.830	$11.923	$11.823	$11.873	$11.978	$11.569	$12.047	$11.925	$11.242	$10.861
Accumulation unit value at end of period	$12.419	$11.830	$11.923	$11.823	$11.873	$11.978	$11.569	$12.047	$11.925	$11.242
Number of accumulation units outstanding at end of period (in thousands)	21	21	23	38	37	60	48	36	23	21
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.580	$11.695	$11.620	$11.693	$11.820	$11.438	$11.935	$11.838	$11.182	$10.824
Accumulation unit value at end of period	$12.133	$11.580	$11.695	$11.620	$11.693	$11.820	$11.438	$11.935	$11.838	$11.182
Number of accumulation units outstanding at end of period (in thousands)	21	26	40	47	41	44	60	70	64	48
MFS® Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.120	$23.568	$18.056	$17.666	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.126	$24.120	$23.568	$18.056	$17.666	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-194

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.495	$23.038	$17.712	$17.389	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.155	$23.495	$23.038	$17.712	$17.389	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.232	$22.815	$17.566	$17.272	$16.209	$15.013	$11.069	$9.498	$10.000	$-
Accumulation unit value at end of period	$31.748	$23.232	$22.815	$17.566	$17.272	$16.209	$15.013	$11.069	$9.498	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.801	$22.448	$17.326	$17.079	$16.068	$14.920	$11.028	$9.486	$10.000	$-
Accumulation unit value at end of period	$31.080	$22.801	$22.448	$17.326	$17.079	$16.068	$14.920	$11.028	$9.486	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.630	$22.302	$17.231	$17.002	$16.012	$14.882	$11.011	$9.482	$10.000	$-
Accumulation unit value at end of period	$30.817	$22.630	$22.302	$17.231	$17.002	$16.012	$14.882	$11.011	$9.482	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.293	$22.014	$17.043	$16.850	$15.900	$14.808	$10.978	$9.472	$10.000	$-
Accumulation unit value at end of period	$30.297	$22.293	$22.014	$17.043	$16.850	$15.900	$14.808	$10.978	$9.472	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	1	1	1	1	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.961	$21.730	$16.856	$16.699	$15.789	$14.734	$10.945	$9.462	$10.000	$-
Accumulation unit value at end of period	$29.786	$21.961	$21.730	$16.856	$16.699	$15.789	$14.734	$10.945	$9.462	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	8	7	6	6	5	5	0	-
MFS® International Intrinsic Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$33.714	$37.138	$29.288	$28.174	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$42.332	$33.714	$37.138	$29.288	$28.174	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	288	314	313	311	279	-	-	-	-	-

APP I-195

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$32.575	$36.009	$28.497	$27.509	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$40.758	$32.575	$36.009	$28.497	$27.509	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	7	6	7	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$32.099	$35.536	$28.165	$27.229	$25.704	$25.502	$20.123	$17.468	$17.900	$-
Accumulation unit value at end of period	$40.102	$32.099	$35.536	$28.165	$27.229	$25.704	$25.502	$20.123	$17.468	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	6	21	17	11	1	-	0	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$31.320	$34.762	$27.620	$26.768	$25.333	$25.197	$19.932	$17.345	$17.819	$-
Accumulation unit value at end of period	$39.032	$31.320	$34.762	$27.620	$26.768	$25.333	$25.197	$19.932	$17.345	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	6	5	6	8	9	6	3	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$31.014	$34.456	$27.405	$26.586	$25.186	$25.076	$19.856	$17.296	$17.786	$-
Accumulation unit value at end of period	$38.612	$31.014	$34.456	$27.405	$26.586	$25.186	$25.076	$19.856	$17.296	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	4	4	6	2	1	1	1	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$30.411	$33.854	$26.979	$26.226	$24.894	$24.835	$19.704	$17.199	$17.722	$-
Accumulation unit value at end of period	$37.785	$30.411	$33.854	$26.979	$26.226	$24.894	$24.835	$19.704	$17.199	$-
Number of accumulation units outstanding at end of period (in thousands)	8	13	15	10	7	6	5	4	3	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.819	$33.263	$26.561	$25.871	$24.606	$24.597	$19.554	$17.102	$17.657	$-
Accumulation unit value at end of period	$36.976	$29.819	$33.263	$26.561	$25.871	$24.606	$24.597	$19.554	$17.102	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	11	8	6	5	3	2	-
MFS® New Discovery Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.513	$17.801	$14.126	$13.008	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.647	$17.513	$17.801	$14.126	$13.008	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	161	146	143	142	181	-	-	-	-	-

APP I-196

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.036	$17.378	$13.838	$12.787	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.892	$17.036	$17.378	$13.838	$12.787	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.836	$17.199	$13.717	$12.693	$13.035	$14.167	$10.108	$8.407	$10.665	$-
Accumulation unit value at end of period	$23.576	$16.836	$17.199	$13.717	$12.693	$13.035	$14.167	$10.108	$8.407	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.507	$16.906	$13.516	$12.539	$12.909	$14.065	$10.061	$8.388	$10.659	$-
Accumulation unit value at end of period	$23.058	$16.507	$16.906	$13.516	$12.539	$12.909	$14.065	$10.061	$8.388	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.377	$16.790	$13.437	$12.478	$12.859	$14.024	$10.042	$8.381	$10.657	$-
Accumulation unit value at end of period	$22.854	$16.377	$16.790	$13.437	$12.478	$12.859	$14.024	$10.042	$8.381	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.121	$16.560	$13.280	$12.357	$12.759	$13.943	$10.004	$8.366	$10.652	$-
Accumulation unit value at end of period	$22.451	$16.121	$16.560	$13.280	$12.357	$12.759	$13.943	$10.004	$8.366	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	-	0	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.868	$16.334	$13.124	$12.236	$12.660	$13.863	$9.966	$8.351	$10.648	$-
Accumulation unit value at end of period	$22.055	$15.868	$16.334	$13.124	$12.236	$12.660	$13.863	$9.966	$8.351	$-
Number of accumulation units outstanding at end of period (in thousands)	2	4	4	7	7	5	4	1	0	-
MFS® Research International Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.478	$12.210	$9.533	$9.643	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.372	$10.478	$12.210	$9.533	$9.643	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-197

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.094	$11.804	$9.248	$9.388	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.837	$10.094	$11.804	$9.248	$9.388	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	62	60	59	49	44	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.934	$11.634	$9.129	$9.281	$9.522	$10.285	$8.712	$7.505	$8.459	$7.664
Accumulation unit value at end of period	$12.614	$9.934	$11.634	$9.129	$9.281	$9.522	$10.285	$8.712	$7.505	$8.459
Number of accumulation units outstanding at end of period (in thousands)	21	81	78	80	82	69	48	17	15	1
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.673	$11.356	$8.933	$9.104	$9.365	$10.140	$8.611	$7.437	$8.402	$7.632
Accumulation unit value at end of period	$12.251	$9.673	$11.356	$8.933	$9.104	$9.365	$10.140	$8.611	$7.437	$8.402
Number of accumulation units outstanding at end of period (in thousands)	30	39	36	39	39	62	33	63	26	19
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.570	$11.247	$8.856	$9.035	$9.302	$10.083	$8.571	$7.410	$8.380	$7.619
Accumulation unit value at end of period	$12.109	$9.570	$11.247	$8.856	$9.035	$9.302	$10.083	$8.571	$7.410	$8.380
Number of accumulation units outstanding at end of period (in thousands)	23	22	14	20	17	16	9	8	3	2
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.368	$11.032	$8.704	$8.897	$9.179	$9.969	$8.491	$7.355	$8.335	$7.594
Accumulation unit value at end of period	$11.829	$9.368	$11.032	$8.704	$8.897	$9.179	$9.969	$8.491	$7.355	$8.335
Number of accumulation units outstanding at end of period (in thousands)	10	11	44	49	37	27	39	35	11	16
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.170	$10.820	$8.554	$8.762	$9.057	$9.857	$8.412	$7.301	$8.291	$7.569
Accumulation unit value at end of period	$11.556	$9.170	$10.820	$8.554	$8.762	$9.057	$9.857	$8.412	$7.301	$8.291
Number of accumulation units outstanding at end of period (in thousands)	53	65	80	90	81	78	66	60	49	26
MFS® Technology Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$64.270	$63.262	$45.695	$42.245	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$87.249	$64.270	$63.262	$45.695	$42.245	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-198

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$62.099	$61.340	$44.461	$41.249	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$84.007	$62.099	$61.340	$44.461	$41.249	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$61.191	$60.535	$43.943	$40.829	$37.177	$33.878	$25.174	$22.144	$21.999	$-
Accumulation unit value at end of period	$82.654	$61.191	$60.535	$43.943	$40.829	$37.177	$33.878	$25.174	$22.144	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$59.707	$59.215	$43.093	$40.139	$36.640	$33.472	$24.935	$21.988	$21.899	$-
Accumulation unit value at end of period	$80.449	$59.707	$59.215	$43.093	$40.139	$36.640	$33.472	$24.935	$21.988	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	3	3	3	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$59.124	$58.696	$42.757	$39.866	$36.428	$33.311	$24.840	$21.926	$21.859	$-
Accumulation unit value at end of period	$79.583	$59.124	$58.696	$42.757	$39.866	$36.428	$33.311	$24.840	$21.926	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$57.974	$57.670	$42.094	$39.326	$36.006	$32.991	$24.651	$21.802	$21.780	$-
Accumulation unit value at end of period	$77.879	$57.974	$57.670	$42.094	$39.326	$36.006	$32.991	$24.651	$21.802	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	4	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$56.846	$56.663	$41.441	$38.793	$35.589	$32.675	$24.463	$21.680	$21.700	$-
Accumulation unit value at end of period	$76.212	$56.846	$56.663	$41.441	$38.793	$35.589	$32.675	$24.463	$21.680	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
MFS® Total Return Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.770	$15.991	$15.379	$14.867	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.316	$15.770	$15.991	$15.379	$14.867	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	28	94	94	18	3	-	-	-	-	-

APP I-199

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.729	$14.988	$14.465	$14.032	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.116	$14.729	$14.988	$14.465	$14.032	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	21	29	30	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.881	$15.166	$14.658	$14.241	$14.403	$13.710	$13.938	$13.041	$12.321	$-
Accumulation unit value at end of period	$16.258	$14.881	$15.166	$14.658	$14.241	$14.403	$13.710	$13.938	$13.041	$-
Number of accumulation units outstanding at end of period (in thousands)	79	57	1	14	13	10	6	3	0	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.456	$14.769	$14.311	$13.938	$14.132	$13.485	$13.744	$12.892	$12.211	$-
Accumulation unit value at end of period	$15.754	$14.456	$14.769	$14.311	$13.938	$14.132	$13.485	$13.744	$12.892	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	4	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.117	$15.461	$14.996	$14.620	$14.838	$14.173	$14.460	$13.577	$12.872	$-
Accumulation unit value at end of period	$16.459	$15.117	$15.461	$14.996	$14.620	$14.838	$14.173	$14.460	$13.577	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.961	$14.307	$13.904	$13.583	$13.813	$13.221	$13.515	$12.715	$12.079	$-
Accumulation unit value at end of period	$15.169	$13.961	$14.307	$13.904	$13.583	$13.813	$13.221	$13.515	$12.715	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	1	1	2	3	3	6	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.380	$14.765	$14.379	$14.074	$14.342	$13.754	$14.088	$13.281	$12.642	$-
Accumulation unit value at end of period	$15.593	$14.380	$14.765	$14.379	$14.074	$14.342	$13.754	$14.088	$13.281	$-
Number of accumulation units outstanding at end of period (in thousands)	8	7	9	8	4	3	3	2	1	-
MFS® Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.603	$17.623	$15.714	$14.436	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.963	$16.603	$17.623	$15.714	$14.436	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	25	83	87	91	88	-	-	-	-	-

APP I-200

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.710	$17.799	$15.927	$14.683	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.022	$16.710	$17.799	$15.927	$14.683	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	7	16	3	4	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.667	$16.713	$14.978	$13.828	$13.952	$12.944	$10.945	$9.881	$9.753	$8.904
Accumulation unit value at end of period	$18.744	$15.667	$16.713	$14.978	$13.828	$13.952	$12.944	$10.945	$9.881	$9.753
Number of accumulation units outstanding at end of period (in thousands)	23	24	24	39	36	30	25	24	13	29
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.219	$16.276	$14.622	$13.534	$13.689	$12.732	$10.792	$9.768	$9.665	$8.846
Accumulation unit value at end of period	$18.162	$15.219	$16.276	$14.622	$13.534	$13.689	$12.732	$10.792	$9.768	$9.665
Number of accumulation units outstanding at end of period (in thousands)	7	6	7	2	2	1	2	3	6	3
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.501	$18.736	$16.848	$15.610	$15.805	$14.714	$12.485	$11.312	$11.204	$10.264
Accumulation unit value at end of period	$20.865	$17.501	$18.736	$16.848	$15.610	$15.805	$14.714	$12.485	$11.312	$11.204
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	0	0	2	1
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.698	$15.767	$14.207	$13.189	$13.380	$12.482	$10.612	$9.634	$9.561	$8.777
Accumulation unit value at end of period	$17.488	$14.698	$15.767	$14.207	$13.189	$13.380	$12.482	$10.612	$9.634	$9.561
Number of accumulation units outstanding at end of period (in thousands)	11	11	11	17	17	32	24	16	8	7
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.647	$17.893	$16.155	$15.027	$15.276	$14.279	$12.165	$11.065	$11.004	$10.121
Accumulation unit value at end of period	$19.767	$16.647	$17.893	$16.155	$15.027	$15.276	$14.279	$12.165	$11.065	$11.004
Number of accumulation units outstanding at end of period (in thousands)	36	42	45	36	33	33	34	33	28	21
MFS® Utilities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.013	$17.862	$15.574	$13.980	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.492	$18.013	$17.862	$15.574	$13.980	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	6	-	-	-	-	-	-	-

APP I-201

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.933	$17.845	$15.614	$14.064	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.314	$17.933	$17.845	$15.614	$14.064	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	8	10	22	21	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.997	$16.940	$14.844	$13.391	$15.793	$14.098	$11.789	$10.453	$9.856	$8.726
Accumulation unit value at end of period	$21.118	$16.997	$16.940	$14.844	$13.391	$15.793	$14.098	$11.789	$10.453	$9.856
Number of accumulation units outstanding at end of period (in thousands)	43	48	40	33	38	35	26	20	23	21
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.511	$16.496	$14.491	$13.105	$15.495	$13.866	$11.625	$10.333	$9.768	$8.669
Accumulation unit value at end of period	$20.463	$16.511	$16.496	$14.491	$13.105	$15.495	$13.866	$11.625	$10.333	$9.768
Number of accumulation units outstanding at end of period (in thousands)	7	10	12	22	20	20	21	32	21	14
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.426	$22.429	$19.723	$17.854	$21.131	$18.929	$15.885	$14.134	$13.374	$11.882
Accumulation unit value at end of period	$27.766	$22.426	$22.429	$19.723	$17.854	$21.131	$18.929	$15.885	$14.134	$13.374
Number of accumulation units outstanding at end of period (in thousands)	16	16	7	8	9	10	9	21	25	25
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.946	$15.980	$14.080	$12.771	$15.145	$13.594	$11.431	$10.191	$9.662	$8.602
Accumulation unit value at end of period	$19.703	$15.946	$15.980	$14.080	$12.771	$15.145	$13.594	$11.431	$10.191	$9.662
Number of accumulation units outstanding at end of period (in thousands)	5	6	18	25	24	16	9	13	7	9
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.343	$21.432	$18.921	$17.197	$20.434	$18.378	$15.485	$13.833	$13.141	$11.722
Accumulation unit value at end of period	$26.319	$21.343	$21.432	$18.921	$17.197	$20.434	$18.378	$15.485	$13.833	$13.141
Number of accumulation units outstanding at end of period (in thousands)	14	12	14	34	31	35	34	33	31	19
MFS® Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.730	$20.832	$17.735	$15.578	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.300	$18.730	$20.832	$17.735	$15.578	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	132	262	274	270	316	-	-	-	-	-

APP I-202

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.982	$20.071	$17.146	$15.114	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.248	$17.982	$20.071	$17.146	$15.114	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	38	42	4	4	4	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.670	$19.753	$16.900	$14.919	$15.114	$13.772	$10.214	$8.840	$8.902	$8.031
Accumulation unit value at end of period	$22.811	$17.670	$19.753	$16.900	$14.919	$15.114	$13.772	$10.214	$8.840	$8.902
Number of accumulation units outstanding at end of period (in thousands)	33	35	44	21	5	10	10	20	16	38
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.803	$18.830	$16.151	$14.293	$14.516	$13.261	$9.859	$8.554	$8.636	$7.810
Accumulation unit value at end of period	$21.637	$16.803	$18.830	$16.151	$14.293	$14.516	$13.261	$9.859	$8.554	$8.636
Number of accumulation units outstanding at end of period (in thousands)	10	10	8	33	33	49	11	26	14	16
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.965	$19.031	$16.339	$14.474	$14.715	$13.455	$10.014	$8.697	$8.789	$7.957
Accumulation unit value at end of period	$21.824	$16.965	$19.031	$16.339	$14.474	$14.715	$13.455	$10.014	$8.697	$8.789
Number of accumulation units outstanding at end of period (in thousands)	6	1	26	20	8	3	2	1	33	29
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.228	$18.241	$15.692	$13.929	$14.189	$13.000	$9.695	$8.437	$8.543	$7.749
Accumulation unit value at end of period	$20.834	$16.228	$18.241	$15.692	$13.929	$14.189	$13.000	$9.695	$8.437	$8.543
Number of accumulation units outstanding at end of period (in thousands)	25	34	35	36	29	34	58	40	24	12
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.192	$18.238	$15.721	$13.982	$14.272	$13.102	$9.791	$8.537	$8.662	$7.873
Accumulation unit value at end of period	$20.747	$16.192	$18.238	$15.721	$13.982	$14.272	$13.102	$9.791	$8.537	$8.662
Number of accumulation units outstanding at end of period (in thousands)	40	39	42	54	59	58	48	58	52	35
MM S&P® Mid Cap Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.877	$14.582	$12.642	$10.553	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.149	$12.877	$14.582	$12.642	$10.553	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	11	11	10	-	-	-	-	-	-

APP I-203

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.670	$14.399	$12.527	$10.493	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.834	$12.670	$14.399	$12.527	$10.493	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.583	$14.320	$12.477	$10.468	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.701	$12.583	$14.320	$12.477	$10.468	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	43	45	25	4	3	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.438	$14.191	$12.396	$10.425	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.482	$12.438	$14.191	$12.396	$10.425	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	3	1	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.380	$14.140	$12.363	$10.408	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.395	$12.380	$14.140	$12.363	$10.408	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	11	1	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.266	$14.038	$12.298	$10.374	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.222	$12.266	$14.038	$12.298	$10.374	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	10	5	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.153	$13.937	$12.234	$10.340	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.052	$12.153	$13.937	$12.234	$10.340	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	40	37	55	8	6	-	-	-	-	-
Neuberger Berman Sustainable Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.967	$25.491	$21.537	$19.599	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.105	$23.967	$25.491	$21.537	$19.599	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-204

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.236	$24.801	$21.027	$19.202	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.085	$23.236	$24.801	$21.027	$19.202	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.930	$24.511	$20.812	$19.034	$19.251	$17.539	$12.785	$11.601	$12.031	$-
Accumulation unit value at end of period	$28.659	$22.930	$24.511	$20.812	$19.034	$19.251	$17.539	$12.785	$11.601	$-
Number of accumulation units outstanding at end of period (in thousands)	20	20	19	2	17	20	1	0	0	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.428	$24.035	$20.459	$18.758	$19.019	$17.371	$12.694	$11.547	$12.005	$-
Accumulation unit value at end of period	$27.962	$22.428	$24.035	$20.459	$18.758	$19.019	$17.371	$12.694	$11.547	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	3	1	-	3	0	0	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.231	$23.848	$20.320	$18.649	$18.927	$17.304	$12.658	$11.526	$11.995	$-
Accumulation unit value at end of period	$27.688	$22.231	$23.848	$20.320	$18.649	$18.927	$17.304	$12.658	$11.526	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	4	4	4	3	11	4	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.841	$23.477	$20.044	$18.432	$18.744	$17.172	$12.586	$11.483	$11.975	$-
Accumulation unit value at end of period	$27.148	$21.841	$23.477	$20.044	$18.432	$18.744	$17.172	$12.586	$11.483	$-
Number of accumulation units outstanding at end of period (in thousands)	6	7	6	3	6	8	7	7	5	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441	$11.955	$-
Accumulation unit value at end of period	$26.619	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441	$-
Number of accumulation units outstanding at end of period (in thousands)	15	16	13	12	12	11	9	8	4	-
North Square Oak Ridge Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-205

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.551	$12.431	$10.502	$10.333	$10.891	$10.116	$-	$-	$-	$-
Accumulation unit value at end of period	$14.069	$11.551	$12.431	$10.502	$10.333	$10.891	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	5	10	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.431	$12.332	$10.444	$10.302	$10.885	$10.115	$-	$-	$-	$-
Accumulation unit value at end of period	$13.887	$11.431	$12.332	$10.444	$10.302	$10.885	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	3	3	1	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.383	$12.293	$10.421	$10.289	$10.883	$10.115	$-	$-	$-	$-
Accumulation unit value at end of period	$13.815	$11.383	$12.293	$10.421	$10.289	$10.883	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	11	13	10	10	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.287	$12.215	$10.375	$10.264	$10.879	$10.115	$-	$-	$-	$-
Accumulation unit value at end of period	$13.672	$11.287	$12.215	$10.375	$10.264	$10.879	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	7	11	8	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.193	$12.137	$10.330	$10.240	$10.874	$10.115	$-	$-	$-	$-
Accumulation unit value at end of period	$13.530	$11.193	$12.137	$10.330	$10.240	$10.874	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	14	13	15	15	12	-	-	-	-
Nuveen NWQ International Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.720	$11.896	$9.878	$9.685	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.485	$9.720	$11.896	$9.878	$9.685	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-206

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$9.455	$11.613	$9.677	$9.521	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.133	$9.455	$11.613	$9.677	$9.521	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.344	$11.494	$9.592	$9.451	$9.267	$10.182	$8.414	$8.281	$10.315	$-
Accumulation unit value at end of period	$10.986	$9.344	$11.494	$9.592	$9.451	$9.267	$10.182	$8.414	$8.281	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	0	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.162	$11.298	$9.452	$9.336	$9.177	$10.109	$8.374	$8.262	$10.309	$-
Accumulation unit value at end of period	$10.744	$9.162	$11.298	$9.452	$9.336	$9.177	$10.109	$8.374	$8.262	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.090	$11.220	$9.396	$9.291	$9.142	$10.080	$8.358	$8.255	$10.307	$-
Accumulation unit value at end of period	$10.649	$9.090	$11.220	$9.396	$9.291	$9.142	$10.080	$8.358	$8.255	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$8.947	$11.067	$9.286	$9.200	$9.071	$10.022	$8.327	$8.240	$10.303	$-
Accumulation unit value at end of period	$10.462	$8.947	$11.067	$9.286	$9.200	$9.071	$10.022	$8.327	$8.240	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	3	3	1	1	2	3	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.807	$10.915	$9.178	$9.111	$9.001	$9.964	$8.295	$8.226	$10.298	$-
Accumulation unit value at end of period	$10.277	$8.807	$10.915	$9.178	$9.111	$9.001	$9.964	$8.295	$8.226	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	0	-
PGIM Jennison 20/20 Focus Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.032	$39.036	$30.838	$29.893	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$47.608	$37.032	$39.036	$30.838	$29.893	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-207

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$35.781	$37.850	$30.005	$29.188	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$45.839	$35.781	$37.850	$30.005	$29.188	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$35.257	$37.353	$29.655	$28.890	$27.788	$26.273	$20.498	$18.236	$19.063	$-
Accumulation unit value at end of period	$45.101	$35.257	$37.353	$29.655	$28.890	$27.788	$26.273	$20.498	$18.236	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	5	6	6	2	2	1	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$34.402	$36.538	$29.081	$28.402	$27.387	$25.958	$20.303	$18.107	$18.976	$-
Accumulation unit value at end of period	$43.897	$34.402	$36.538	$29.081	$28.402	$27.387	$25.958	$20.303	$18.107	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	4	4	4	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.066	$36.218	$28.855	$28.209	$27.228	$25.833	$20.225	$18.056	$18.942	$-
Accumulation unit value at end of period	$43.424	$34.066	$36.218	$28.855	$28.209	$27.228	$25.833	$20.225	$18.056	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$33.403	$35.585	$28.407	$27.827	$26.912	$25.585	$20.071	$17.955	$18.873	$-
Accumulation unit value at end of period	$42.495	$33.403	$35.585	$28.407	$27.827	$26.912	$25.585	$20.071	$17.955	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	1	2	1	1	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.754	$34.963	$27.966	$27.449	$26.601	$25.340	$19.918	$17.854	$18.804	$-
Accumulation unit value at end of period	$41.585	$32.754	$34.963	$27.966	$27.449	$26.601	$25.340	$19.918	$17.854	$-
Number of accumulation units outstanding at end of period (in thousands)	1	4	5	6	5	5	5	6	7	-
PGIM Jennison Mid-Cap Growth Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.267	$39.615	$32.398	$31.202	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$49.743	$36.267	$39.615	$32.398	$31.202	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-208

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$35.041	$38.411	$31.523	$30.466	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$47.894	$35.041	$38.411	$31.523	$30.466	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	6	6	6	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$34.529	$37.907	$31.156	$30.156	$31.152	$28.682	$22.577	$19.580	$19.272	$-
Accumulation unit value at end of period	$47.123	$34.529	$37.907	$31.156	$30.156	$31.152	$28.682	$22.577	$19.580	$-
Number of accumulation units outstanding at end of period (in thousands)	3	7	7	9	8	11	42	36	8	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$33.691	$37.080	$30.553	$29.646	$30.702	$28.338	$22.363	$19.442	$19.184	$-
Accumulation unit value at end of period	$45.865	$33.691	$37.080	$30.553	$29.646	$30.702	$28.338	$22.363	$19.442	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	4	3	4	4	9	3	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$33.362	$36.755	$30.315	$29.444	$30.523	$28.202	$22.277	$19.387	$19.149	$-
Accumulation unit value at end of period	$45.372	$33.362	$36.755	$30.315	$29.444	$30.523	$28.202	$22.277	$19.387	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	2	2	2	2	1	1	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$32.713	$36.113	$29.844	$29.045	$30.170	$27.931	$22.108	$19.278	$19.080	$-
Accumulation unit value at end of period	$44.400	$32.713	$36.113	$29.844	$29.045	$30.170	$27.931	$22.108	$19.278	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	1	1	1	1	0	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.077	$35.481	$29.381	$28.652	$29.821	$27.663	$21.939	$19.170	$19.010	$-
Accumulation unit value at end of period	$43.450	$32.077	$35.481	$29.381	$28.652	$29.821	$27.663	$21.939	$19.170	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	5	5	5	5	4	3	-
PGIM Jennison Natural Resources Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$5.864	$8.126	$7.742	$5.768	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$6.832	$5.864	$8.126	$7.742	$5.768	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	47	71	75	83	87	-	-	-	-	-

APP I-209

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$5.722	$7.958	$7.609	$5.689	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$6.644	$5.722	$7.958	$7.609	$5.689	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$5.663	$7.887	$7.552	$5.655	$8.050	$10.106	$9.254	$10.000	$-	$-
Accumulation unit value at end of period	$6.565	$5.663	$7.887	$7.552	$5.655	$8.050	$10.106	$9.254	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	1	1	1	-	0	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$5.565	$7.770	$7.459	$5.599	$7.991	$10.057	$9.232	$10.000	$-	$-
Accumulation unit value at end of period	$6.435	$5.565	$7.770	$7.459	$5.599	$7.991	$10.057	$9.232	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$5.526	$7.724	$7.422	$5.577	$7.967	$10.037	$9.223	$10.000	$-	$-
Accumulation unit value at end of period	$6.384	$5.526	$7.724	$7.422	$5.577	$7.967	$10.037	$9.223	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	2	1	1	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$5.450	$7.633	$7.348	$5.533	$7.920	$9.998	$9.205	$10.000	$-	$-
Accumulation unit value at end of period	$6.283	$5.450	$7.633	$7.348	$5.533	$7.920	$9.998	$9.205	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	-	-	-	1	-	0	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$10.000	$-	$-
Accumulation unit value at end of period	$6.184	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	9	9	7	2	1	0	-	-	-
PIMCO Emerging Markets Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.237	$18.056	$16.386	$14.313	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.736	$17.237	$18.056	$16.386	$14.313	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-210

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.851	$16.662	$15.174	$13.301	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.085	$15.851	$16.662	$15.174	$13.301	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.265	$17.124	$15.618	$13.710	$14.228	$14.208	$15.352	$13.259	$12.537	$11.184
Accumulation unit value at end of period	$18.530	$16.265	$17.124	$15.618	$13.710	$14.228	$14.208	$15.352	$13.259	$12.537
Number of accumulation units outstanding at end of period (in thousands)	6	7	8	9	23	22	22	10	21	24
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.800	$16.676	$15.247	$13.419	$13.960	$13.975	$15.139	$13.107	$12.424	$11.111
Accumulation unit value at end of period	$17.955	$15.800	$16.676	$15.247	$13.419	$13.960	$13.975	$15.139	$13.107	$12.424
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	3	6	8	8	24	22	15
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.677	$18.676	$17.093	$15.058	$15.681	$15.714	$17.039	$14.767	$14.012	$12.544
Accumulation unit value at end of period	$20.068	$17.677	$18.676	$17.093	$15.058	$15.681	$15.714	$17.039	$14.767	$14.012
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	8	14	18	18	15	12	5
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.259	$16.154	$14.814	$13.077	$13.645	$13.701	$14.886	$12.927	$12.290	$11.025
Accumulation unit value at end of period	$17.289	$15.259	$16.154	$14.814	$13.077	$13.645	$13.701	$14.886	$12.927	$12.290
Number of accumulation units outstanding at end of period (in thousands)	6	8	11	13	13	13	20	20	14	28
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.812	$17.833	$16.387	$14.494	$15.154	$15.246	$16.599	$14.443	$13.759	$12.367
Accumulation unit value at end of period	$19.010	$16.812	$17.833	$16.387	$14.494	$15.154	$15.246	$16.599	$14.443	$13.759
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	4	4	8	10	16	19	19
PIMCO Real Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.087	$15.452	$14.928	$14.268	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.309	$15.087	$15.452	$14.928	$14.268	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	89	92	106	66	154	-	-	-	-	-

APP I-211

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.972	$16.415	$15.914	$15.264	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.205	$15.972	$16.415	$15.914	$15.264	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	29	26	52	65	75	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.625	$16.084	$15.616	$15.000	$15.564	$15.186	$16.847	$15.559	$14.071	$13.008
Accumulation unit value at end of period	$16.806	$15.625	$16.084	$15.616	$15.000	$15.564	$15.186	$16.847	$15.559	$14.071
Number of accumulation units outstanding at end of period (in thousands)	95	171	173	201	204	196	172	113	79	41
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.753	$14.192	$13.813	$13.302	$13.837	$13.534	$15.053	$13.936	$12.635	$11.709
Accumulation unit value at end of period	$14.755	$13.753	$14.192	$13.813	$13.302	$13.837	$13.534	$15.053	$13.936	$12.635
Number of accumulation units outstanding at end of period (in thousands)	42	49	36	70	65	69	66	78	54	45
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.846	$15.335	$14.941	$14.402	$14.996	$14.683	$16.347	$15.149	$13.749	$12.754
Accumulation unit value at end of period	$15.912	$14.846	$15.335	$14.941	$14.402	$14.996	$14.683	$16.347	$15.149	$13.749
Number of accumulation units outstanding at end of period (in thousands)	33	32	27	33	47	39	55	56	56	78
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.282	$13.747	$13.421	$12.963	$13.525	$13.269	$14.802	$13.745	$12.499	$11.618
Accumulation unit value at end of period	$14.207	$13.282	$13.747	$13.421	$12.963	$13.525	$13.269	$14.802	$13.745	$12.499
Number of accumulation units outstanding at end of period (in thousands)	47	50	91	82	79	89	87	62	37	33
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.002	$14.522	$14.205	$13.748	$14.372	$14.128	$15.792	$14.694	$13.389	$12.470
Accumulation unit value at end of period	$14.948	$14.002	$14.522	$14.205	$13.748	$14.372	$14.128	$15.792	$14.694	$13.389
Number of accumulation units outstanding at end of period (in thousands)	73	74	98	111	117	140	131	143	127	83
PIMCO Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.150	$17.253	$16.472	$16.116	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.506	$17.150	$17.253	$16.472	$16.116	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	58	73	102	159	271	-	-	-	-	-

APP I-212

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.604	$15.753	$15.093	$14.818	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.779	$15.604	$15.753	$15.093	$14.818	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	116	101	106	144	150	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.183	$16.362	$15.700	$15.438	$15.463	$14.901	$15.329	$14.013	$13.574	$12.585
Accumulation unit value at end of period	$17.376	$16.183	$16.362	$15.700	$15.438	$15.463	$14.901	$15.329	$14.013	$13.574
Number of accumulation units outstanding at end of period (in thousands)	135	182	177	237	253	326	364	522	505	357
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.720	$15.934	$15.328	$15.109	$15.171	$14.657	$15.116	$13.852	$13.452	$12.503
Accumulation unit value at end of period	$16.837	$15.720	$15.934	$15.328	$15.109	$15.171	$14.657	$15.116	$13.852	$13.452
Number of accumulation units outstanding at end of period (in thousands)	127	166	162	150	178	180	207	276	172	124
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.136	$16.372	$15.764	$15.555	$15.635	$15.120	$15.609	$14.318	$13.918	$12.950
Accumulation unit value at end of period	$17.264	$16.136	$16.372	$15.764	$15.555	$15.635	$15.120	$15.609	$14.318	$13.918
Number of accumulation units outstanding at end of period (in thousands)	77	74	76	81	86	87	70	67	72	70
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.182	$15.435	$14.892	$14.724	$14.829	$14.370	$14.864	$13.662	$13.307	$12.406
Accumulation unit value at end of period	$16.212	$15.182	$15.435	$14.892	$14.724	$14.829	$14.370	$14.864	$13.662	$13.307
Number of accumulation units outstanding at end of period (in thousands)	94	107	159	172	162	192	243	191	161	110
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.346	$15.633	$15.113	$14.972	$15.109	$14.671	$15.205	$14.004	$13.667	$12.767
Accumulation unit value at end of period	$16.354	$15.346	$15.633	$15.113	$14.972	$15.109	$14.671	$15.205	$14.004	$13.667
Number of accumulation units outstanding at end of period (in thousands)	183	204	221	284	263	284	311	380	316	224
PIMCO Total Return ESG Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.717	$11.839	$11.361	$11.062	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.735	$11.717	$11.839	$11.361	$11.062	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-213

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.435	$11.594	$11.166	$10.910	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.385	$11.435	$11.594	$11.166	$10.910	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.316	$11.491	$11.083	$10.845	$10.884	$10.490	$10.793	$10.000	$-	$-
Accumulation unit value at end of period	$12.238	$11.316	$11.491	$11.083	$10.845	$10.884	$10.490	$10.793	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.121	$11.321	$10.946	$10.738	$10.804	$10.439	$10.767	$10.000	$-	$-
Accumulation unit value at end of period	$11.996	$11.121	$11.321	$10.946	$10.738	$10.804	$10.439	$10.767	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.044	$11.254	$10.892	$10.696	$10.772	$10.418	$10.756	$10.000	$-	$-
Accumulation unit value at end of period	$11.901	$11.044	$11.254	$10.892	$10.696	$10.772	$10.418	$10.756	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	11	11	18	10	10	11	19	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.891	$11.120	$10.784	$10.611	$10.708	$10.377	$10.735	$10.000	$-	$-
Accumulation unit value at end of period	$11.713	$10.891	$11.120	$10.784	$10.611	$10.708	$10.377	$10.735	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	5	3	3	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$10.000	$-	$-
Accumulation unit value at end of period	$11.528	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	1	1	0	0	-	-
Pioneer Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.248	$41.982	$36.522	$30.652	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$47.979	$38.248	$41.982	$36.522	$30.652	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-214

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$36.956	$40.707	$35.536	$29.929	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$46.196	$36.956	$40.707	$35.536	$29.929	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.416	$40.172	$35.122	$29.624	$29.694	$26.452	$20.626	$18.880	$17.833	$-
Accumulation unit value at end of period	$45.452	$36.416	$40.172	$35.122	$29.624	$29.694	$26.452	$20.626	$18.880	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$35.532	$39.297	$34.442	$29.123	$29.265	$26.135	$20.430	$18.747	$17.752	$-
Accumulation unit value at end of period	$44.239	$35.532	$39.297	$34.442	$29.123	$29.265	$26.135	$20.430	$18.747	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$35.185	$38.952	$34.174	$28.925	$29.095	$26.010	$20.352	$18.694	$17.720	$-
Accumulation unit value at end of period	$43.763	$35.185	$38.952	$34.174	$28.925	$29.095	$26.010	$20.352	$18.694	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.501	$38.271	$33.644	$28.533	$28.758	$25.760	$20.197	$18.589	$17.655	$-
Accumulation unit value at end of period	$42.826	$34.501	$38.271	$33.644	$28.533	$28.758	$25.760	$20.197	$18.589	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.830	$37.602	$33.122	$28.147	$28.425	$25.513	$20.043	$18.484	$17.591	$-
Accumulation unit value at end of period	$41.910	$33.830	$37.602	$33.122	$28.147	$28.425	$25.513	$20.043	$18.484	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	1	-	-	-	-	-	-	-
Pioneer Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.311	$18.636	$15.333	$13.991	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.988	$18.311	$18.636	$15.333	$13.991	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-215

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.928	$19.331	$15.961	$14.615	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.709	$18.928	$19.331	$15.961	$14.615	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.278	$17.674	$14.614	$13.401	$13.527	$12.262	$9.262	$8.469	$8.920	$-
Accumulation unit value at end of period	$22.522	$17.278	$17.674	$14.614	$13.401	$13.527	$12.262	$9.262	$8.469	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	3	3	3	6	3	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.784	$17.211	$14.267	$13.116	$13.272	$12.061	$9.133	$8.372	$8.840	$-
Accumulation unit value at end of period	$21.823	$16.784	$17.211	$14.267	$13.116	$13.272	$12.061	$9.133	$8.372	$-
Number of accumulation units outstanding at end of period (in thousands)	7	8	8	8	8	10	11	11	10	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.716	$21.265	$17.646	$16.237	$16.447	$14.961	$11.340	$10.406	$10.999	$-
Accumulation unit value at end of period	$26.909	$20.716	$21.265	$17.646	$16.237	$16.447	$14.961	$11.340	$10.406	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	-	-	-	-	-	4	5	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.210	$16.672	$13.862	$12.781	$12.972	$11.824	$8.980	$8.257	$8.745	$-
Accumulation unit value at end of period	$21.013	$16.210	$16.672	$13.862	$12.781	$12.972	$11.824	$8.980	$8.257	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	0	16	2	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.702	$20.305	$16.917	$15.629	$15.894	$14.516	$11.047	$10.177	$10.800	$-
Accumulation unit value at end of period	$25.490	$19.702	$20.305	$16.917	$15.629	$15.894	$14.516	$11.047	$10.177	$-
Number of accumulation units outstanding at end of period (in thousands)	15	22	31	28	26	26	25	34	30	-
Pioneer Global Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$8.695	$10.389	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.720	$8.695	$10.389	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-216

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$8.658	$10.382	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.638	$8.658	$10.382	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	15	16	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$8.643	$10.378	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.603	$8.643	$10.378	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	46	43	44	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$8.617	$10.373	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.545	$8.617	$10.373	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	19	20	26	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$8.606	$10.371	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.521	$8.606	$10.371	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$8.586	$10.367	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.475	$8.586	$10.367	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	11	12	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.565	$10.363	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.429	$8.565	$10.363	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	22	25	25	-	-	-	-	-	-	-
Pioneer High Yield Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.087	$17.673	$16.408	$14.371	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.499	$17.087	$17.673	$16.408	$14.371	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-217

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.630	$17.260	$16.081	$14.134	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.911	$16.630	$17.260	$16.081	$14.134	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	10	11	49	50	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.430	$18.118	$16.906	$14.881	$15.726	$15.832	$14.168	$12.377	$12.660	$10.819
Accumulation unit value at end of period	$19.791	$17.430	$18.118	$16.906	$14.881	$15.726	$15.832	$14.168	$12.377	$12.660
Number of accumulation units outstanding at end of period (in thousands)	28	30	28	25	46	68	64	102	88	65
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.663	$16.322	$15.268	$13.473	$14.274	$14.406	$12.923	$11.319	$11.606	$9.944
Accumulation unit value at end of period	$17.740	$15.663	$16.322	$15.268	$13.473	$14.274	$14.406	$12.923	$11.319	$11.606
Number of accumulation units outstanding at end of period (in thousands)	2	2	8	10	16	15	14	16	22	22
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.265	$19.053	$17.840	$15.758	$16.712	$16.883	$15.161	$13.292	$13.643	$11.700
Accumulation unit value at end of period	$20.666	$18.265	$19.053	$17.840	$15.758	$16.712	$16.883	$15.161	$13.292	$13.643
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	3	4	5	13	17
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.127	$15.811	$14.834	$13.129	$13.952	$14.123	$12.708	$11.163	$11.481	$9.866
Accumulation unit value at end of period	$17.081	$15.127	$15.811	$14.834	$13.129	$13.952	$14.123	$12.708	$11.163	$11.481
Number of accumulation units outstanding at end of period (in thousands)	4	5	7	5	4	3	3	4	3	11
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.371	$18.193	$17.103	$15.168	$16.150	$16.381	$14.769	$13.000	$13.397	$11.535
Accumulation unit value at end of period	$19.576	$17.371	$18.193	$17.103	$15.168	$16.150	$16.381	$14.769	$13.000	$13.397
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	14	13	14	14	13	21	19
Pioneer Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.096	$17.512	$15.518	$13.366	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.048	$14.096	$17.512	$15.518	$13.366	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-218

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.488	$19.309	$17.169	$14.840	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.761	$15.488	$19.309	$17.169	$14.840	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.301	$16.608	$14.790	$12.802	$13.750	$12.044	$9.106	$8.257	$8.832	$7.538
Accumulation unit value at end of period	$16.946	$13.301	$16.608	$14.790	$12.802	$13.750	$12.044	$9.106	$8.257	$8.832
Number of accumulation units outstanding at end of period (in thousands)	16	16	18	15	26	27	18	32	37	21
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.920	$16.174	$14.439	$12.530	$13.491	$11.847	$8.979	$8.162	$8.752	$7.489
Accumulation unit value at end of period	$16.420	$12.920	$16.174	$14.439	$12.530	$13.491	$11.847	$8.979	$8.162	$8.752
Number of accumulation units outstanding at end of period (in thousands)	11	11	12	11	13	14	17	14	2	7
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.148	$20.234	$18.082	$15.707	$16.929	$14.881	$11.289	$10.273	$11.026	$9.444
Accumulation unit value at end of period	$20.501	$16.148	$20.234	$18.082	$15.707	$16.929	$14.881	$11.289	$10.273	$11.026
Number of accumulation units outstanding at end of period (in thousands)	1	1	5	4	4	7	3	5	9	15
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.478	$15.667	$14.028	$12.210	$13.187	$11.614	$8.829	$8.050	$8.658	$7.430
Accumulation unit value at end of period	$15.810	$12.478	$15.667	$14.028	$12.210	$13.187	$11.614	$8.829	$8.050	$8.658
Number of accumulation units outstanding at end of period (in thousands)	16	16	19	22	23	19	13	19	31	24
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.356	$19.320	$17.334	$15.117	$16.359	$14.437	$10.997	$10.047	$10.827	$9.310
Accumulation unit value at end of period	$19.418	$15.356	$19.320	$17.334	$15.117	$16.359	$14.437	$10.997	$10.047	$10.827
Number of accumulation units outstanding at end of period (in thousands)	10	14	15	17	17	20	31	31	31	27
Pioneer Select Mid Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.115	$28.922	$22.286	$21.536	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.989	$27.115	$28.922	$22.286	$21.536	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-219

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$26.239	$28.087	$21.717	$21.060	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.705	$26.239	$28.087	$21.717	$21.060	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.872	$27.736	$21.478	$20.860	$20.680	$19.061	$13.267	$12.506	$12.895	$-
Accumulation unit value at end of period	$34.169	$25.872	$27.736	$21.478	$20.860	$20.680	$19.061	$13.267	$12.506	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	7	7	7	9	9	13	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$25.272	$27.161	$21.086	$20.529	$20.404	$18.853	$13.156	$12.432	$12.850	$-
Accumulation unit value at end of period	$33.293	$25.272	$27.161	$21.086	$20.529	$20.404	$18.853	$13.156	$12.432	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	2	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.036	$26.935	$20.931	$20.399	$20.294	$18.771	$13.111	$12.402	$12.833	$-
Accumulation unit value at end of period	$32.949	$25.036	$26.935	$20.931	$20.399	$20.294	$18.771	$13.111	$12.402	$-
Number of accumulation units outstanding at end of period (in thousands)	24	-	3	3	2	2	2	2	2	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.571	$26.487	$20.624	$20.140	$20.077	$18.607	$13.023	$12.343	$12.797	$-
Accumulation unit value at end of period	$32.272	$24.571	$26.487	$20.624	$20.140	$20.077	$18.607	$13.023	$12.343	$-
Number of accumulation units outstanding at end of period (in thousands)	1	23	21	18	15	3	3	2	2	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.114	$26.047	$20.322	$19.885	$19.862	$18.444	$12.935	$12.284	$12.762	$-
Accumulation unit value at end of period	$31.609	$24.114	$26.047	$20.322	$19.885	$19.862	$18.444	$12.935	$12.284	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	1	2	2	4	5	5	-
Pioneer Strategic Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.879	$18.228	$17.326	$16.095	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.703	$17.879	$18.228	$17.326	$16.095	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	103	150	139	120	84	-	-	-	-	-

APP I-220

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.127	$17.523	$16.714	$15.581	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.808	$17.127	$17.523	$16.714	$15.581	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	27	26	40	16	15	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.049	$17.469	$16.687	$15.579	$15.890	$15.266	$15.115	$13.654	$13.307	$11.978
Accumulation unit value at end of period	$18.694	$17.049	$17.469	$16.687	$15.579	$15.890	$15.266	$15.115	$13.654	$13.307
Number of accumulation units outstanding at end of period (in thousands)	48	47	15	15	17	16	14	16	22	31
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.389	$16.835	$16.122	$15.089	$15.429	$14.859	$14.749	$13.357	$13.050	$11.776
Accumulation unit value at end of period	$17.925	$16.389	$16.835	$16.122	$15.089	$15.429	$14.859	$14.749	$13.357	$13.050
Number of accumulation units outstanding at end of period (in thousands)	6	10	7	15	16	26	18	13	10	4
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.197	$17.683	$16.951	$15.880	$16.255	$15.670	$15.570	$14.114	$13.804	$12.468
Accumulation unit value at end of period	$18.791	$17.197	$17.683	$16.951	$15.880	$16.255	$15.670	$15.570	$14.114	$13.804
Number of accumulation units outstanding at end of period (in thousands)	10	4	9	8	8	9	10	15	26	20
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.828	$16.308	$15.664	$14.704	$15.081	$14.568	$14.503	$13.174	$12.910	$11.684
Accumulation unit value at end of period	$17.260	$15.828	$16.308	$15.664	$14.704	$15.081	$14.568	$14.503	$13.174	$12.910
Number of accumulation units outstanding at end of period (in thousands)	21	22	23	21	21	20	23	15	4	4
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.354	$16.884	$16.250	$15.285	$15.707	$15.203	$15.167	$13.803	$13.554	$12.292
Accumulation unit value at end of period	$17.798	$16.354	$16.884	$16.250	$15.285	$15.707	$15.203	$15.167	$13.803	$13.554
Number of accumulation units outstanding at end of period (in thousands)	30	29	32	40	35	30	31	36	32	22
Putnam Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.839	$21.644	$18.236	$16.060	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.777	$19.839	$21.644	$18.236	$16.060	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	6	7	7	8	-	-	-	-	-

APP I-221

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.316	$23.338	$19.732	$17.438	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.600	$21.316	$23.338	$19.732	$17.438	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.720	$20.527	$17.381	$15.383	$15.968	$14.272	$10.897	$9.202	$9.081	$-
Accumulation unit value at end of period	$24.202	$18.720	$20.527	$17.381	$15.383	$15.968	$14.272	$10.897	$9.202	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	3	-	1	1	23	20	1	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.185	$19.990	$16.969	$15.055	$15.668	$14.038	$10.746	$9.097	$8.999	$-
Accumulation unit value at end of period	$23.451	$18.185	$19.990	$16.969	$15.055	$15.668	$14.038	$10.746	$9.097	$-
Number of accumulation units outstanding at end of period (in thousands)	15	16	16	4	4	-	-	-	2	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.715	$24.995	$21.238	$18.862	$19.649	$17.623	$13.503	$11.443	$11.332	$-
Accumulation unit value at end of period	$29.264	$22.715	$24.995	$21.238	$18.862	$19.649	$17.623	$13.503	$11.443	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	3	3	-	0	0	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.562	$19.364	$16.486	$14.671	$15.314	$13.763	$10.566	$8.972	$8.902	$-
Accumulation unit value at end of period	$22.581	$17.562	$19.364	$16.486	$14.671	$15.314	$13.763	$10.566	$8.972	$-
Number of accumulation units outstanding at end of period (in thousands)	5	7	5	15	14	11	9	4	3	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.601	$23.865	$20.360	$18.154	$18.987	$17.098	$13.153	$11.191	$11.126	$-
Accumulation unit value at end of period	$27.719	$21.601	$23.865	$20.360	$18.154	$18.987	$17.098	$13.153	$11.191	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	6	6	8	6	7	5	-
Putnam High Yield Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.412	$19.128	$17.918	$15.525	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.991	$18.412	$19.128	$17.918	$15.525	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	5	7	6	11	-	-	-	-	-

APP I-222

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.602	$18.352	$17.250	$14.999	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.998	$17.602	$18.352	$17.250	$14.999	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.382	$18.150	$17.086	$14.879	$15.811	$15.588	$14.668	$12.807	$12.478	$-
Accumulation unit value at end of period	$19.719	$17.382	$18.150	$17.086	$14.879	$15.811	$15.588	$14.668	$12.807	$-
Number of accumulation units outstanding at end of period (in thousands)	23	34	44	28	38	47	29	16	4	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.889	$17.679	$16.685	$14.566	$15.517	$15.337	$14.468	$12.663	$12.369	$-
Accumulation unit value at end of period	$19.112	$16.889	$17.679	$16.685	$14.566	$15.517	$15.337	$14.468	$12.663	$-
Number of accumulation units outstanding at end of period (in thousands)	9	7	8	1	3	2	2	11	9	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.588	$19.477	$18.400	$16.079	$17.146	$16.964	$16.018	$14.035	$13.722	$-
Accumulation unit value at end of period	$21.013	$18.588	$19.477	$18.400	$16.079	$17.146	$16.964	$16.018	$14.035	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	1	1	1	-	-	11	4	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.316	$17.131	$16.216	$14.199	$15.171	$15.040	$14.230	$12.493	$12.239	$-
Accumulation unit value at end of period	$18.408	$16.316	$17.131	$16.216	$14.199	$15.171	$15.040	$14.230	$12.493	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	5	11	14	11	11	9	5	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.677	$18.597	$17.639	$15.475	$16.569	$16.458	$15.603	$13.726	$13.474	$-
Accumulation unit value at end of period	$19.904	$17.677	$18.597	$17.639	$15.475	$16.569	$16.458	$15.603	$13.726	$-
Number of accumulation units outstanding at end of period (in thousands)	13	14	14	14	13	13	9	10	6	-
Putnam International Capital Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.553	$12.642	$9.398	$9.677	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.282	$10.553	$12.642	$9.398	$9.677	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	3	4	-	-	-	-	-

APP I-223

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.133	$12.182	$9.087	$9.389	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.708	$10.133	$12.182	$9.087	$9.389	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.959	$11.989	$8.957	$9.269	$9.107	$10.573	$8.585	$7.061	$9.012	$-
Accumulation unit value at end of period	$12.470	$9.959	$11.989	$8.957	$9.269	$9.107	$10.573	$8.585	$7.061	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	4	3	17	12	1	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.674	$11.676	$8.744	$9.071	$8.936	$10.400	$8.465	$6.980	$8.931	$-
Accumulation unit value at end of period	$12.083	$9.674	$11.676	$8.744	$9.071	$8.936	$10.400	$8.465	$6.980	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	1	4	4	4	5	14	13	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.562	$11.553	$8.661	$8.994	$8.868	$10.331	$8.418	$6.948	$8.899	$-
Accumulation unit value at end of period	$11.932	$9.562	$11.553	$8.661	$8.994	$8.868	$10.331	$8.418	$6.948	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	3	6	3	3	(0)	(0)	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.342	$11.310	$8.496	$8.840	$8.734	$10.196	$8.324	$6.884	$8.835	$-
Accumulation unit value at end of period	$11.634	$9.342	$11.310	$8.496	$8.840	$8.734	$10.196	$8.324	$6.884	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	3	3	3	4	5	4	3	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.128	$11.073	$8.334	$8.689	$8.602	$10.062	$8.231	$6.821	$8.771	$-
Accumulation unit value at end of period	$11.345	$9.128	$11.073	$8.334	$8.689	$8.602	$10.062	$8.231	$6.821	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	6	7	7	7	5	4	-
Putnam Multi-Cap Core Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-224

Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$8.834	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.634	$8.834	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.790	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.472	$8.790	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Putnam Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.530	$17.974	$14.954	$13.782	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.120	$17.530	$17.974	$14.954	$13.782	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-225

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.339	$20.927	$17.472	$16.159	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.887	$20.339	$20.927	$17.472	$16.159	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	9	4	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.541	$17.045	$14.253	$13.201	$13.653	$13.454	$9.164	$8.058	$8.425	$-
Accumulation unit value at end of period	$22.646	$16.541	$17.045	$14.253	$13.201	$13.653	$13.454	$9.164	$8.058	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	4	-	3	4	5	9	7	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.068	$16.599	$13.914	$12.920	$13.396	$13.234	$9.036	$7.966	$8.349	$-
Accumulation unit value at end of period	$21.943	$16.068	$16.599	$13.914	$12.920	$13.396	$13.234	$9.036	$7.966	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	0	0	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.674	$20.345	$17.072	$15.867	$16.468	$16.285	$11.131	$9.822	$10.305	$-
Accumulation unit value at end of period	$26.842	$19.674	$20.345	$17.072	$15.867	$16.468	$16.285	$11.131	$9.822	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	3	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.518	$16.080	$13.519	$12.591	$13.093	$12.974	$8.886	$7.856	$8.259	$-
Accumulation unit value at end of period	$21.129	$15.518	$16.080	$13.519	$12.591	$13.093	$12.974	$8.886	$7.856	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	2	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.711	$19.427	$16.366	$15.272	$15.914	$15.800	$10.843	$9.606	$10.119	$-
Accumulation unit value at end of period	$25.425	$18.711	$19.427	$16.366	$15.272	$15.914	$15.800	$10.843	$9.606	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	2	2	4	-
Royce Small-Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.219	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.897	$9.219	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-226

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$9.196	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.832	$9.195	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.186	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.804	$9.185	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.169	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.758	$9.169	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.162	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.739	$9.162	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	3	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.149	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.702	$9.149	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	8	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.136	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.665	$9.136	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	9	-	-	-	-	-	-	-	-
Royce Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-227

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$8.844	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.847	$8.844	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	38	37	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$8.818	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.772	$8.818	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	9	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$8.812	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.754	$8.812	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$8.799	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.717	$8.799	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	6	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.787	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.680	$8.786	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	22	-	-	-	-	-	-	-	-
Russell LifePoints® Balanced Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-228

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.059	$11.847	$10.779	$9.940	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.545	$11.059	$11.847	$10.779	$9.940	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	4	4	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.826	$11.656	$10.659	$9.878	$10.207	$9.981	$-	$-	$-	$-
Accumulation unit value at end of period	$12.220	$10.826	$11.656	$10.659	$9.878	$10.207	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.735	$11.581	$10.611	$9.854	$10.202	$9.981	$-	$-	$-	$-
Accumulation unit value at end of period	$12.093	$10.735	$11.581	$10.611	$9.854	$10.202	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	9	5	1	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.644	$11.506	$10.563	$9.829	$10.197	$9.981	$-	$-	$-	$-
Accumulation unit value at end of period	$11.966	$10.644	$11.506	$10.563	$9.829	$10.197	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	10	9	9	10	25	-	-	-	-
Russell LifePoints® Conservative Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-229

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.644	$10.962	$10.410	$9.910	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.620	$10.644	$10.962	$10.410	$9.910	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.421	$10.786	$10.293	$9.848	$10.085	$9.991	$-	$-	$-	$-
Accumulation unit value at end of period	$11.319	$10.421	$10.786	$10.293	$9.848	$10.085	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.333	$10.716	$10.247	$9.823	$10.080	$9.991	$-	$-	$-	$-
Accumulation unit value at end of period	$11.201	$10.333	$10.716	$10.247	$9.823	$10.080	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.245	$10.647	$10.201	$9.799	$10.075	$9.991	$-	$-	$-	$-
Accumulation unit value at end of period	$11.084	$10.245	$10.647	$10.201	$9.799	$10.075	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	2	2	-	-	-	-
Russell LifePoints® Equity Growth Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-230

Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.857	$12.146	$10.613	$9.691	$10.213	$9.976	$-	$-	$-	$-
Accumulation unit value at end of period	$12.732	$10.857	$12.146	$10.613	$9.691	$10.213	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Russell LifePoints® Growth Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-231

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.971	$11.977	$10.606	$9.765	$10.208	$9.981	$-	$-	$-	$-
Accumulation unit value at end of period	$12.583	$10.971	$11.977	$10.606	$9.765	$10.208	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.879	$11.899	$10.559	$9.741	$10.203	$9.981	$-	$-	$-	$-
Accumulation unit value at end of period	$12.451	$10.879	$11.899	$10.559	$9.741	$10.203	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	37	34	29	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.787	$11.822	$10.511	$9.716	$10.197	$9.981	$-	$-	$-	$-
Accumulation unit value at end of period	$12.321	$10.787	$11.822	$10.511	$9.716	$10.197	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	10	10	10	11	11	-	-	-	-
Russell LifePoints® Moderate Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-232

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.713	$11.309	$10.513	$9.864	$10.136	$9.984	$-	$-	$-	$-
Accumulation unit value at end of period	$11.770	$10.713	$11.309	$10.513	$9.864	$10.136	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.623	$11.235	$10.465	$9.839	$10.131	$9.983	$-	$-	$-	$-
Accumulation unit value at end of period	$11.647	$10.623	$11.235	$10.465	$9.839	$10.131	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	32	29	27	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.533	$11.163	$10.418	$9.814	$10.126	$9.983	$-	$-	$-	$-
Accumulation unit value at end of period	$11.526	$10.533	$11.163	$10.418	$9.814	$10.126	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	2	2	1	-	-	-	-
T. Rowe Price Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.040	$17.790	$15.400	$12.981	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.194	$16.040	$17.790	$15.400	$12.981	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-233

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.399	$17.140	$14.889	$12.594	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.320	$15.399	$17.140	$14.889	$12.594	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	6	5	4	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.133	$16.869	$14.675	$12.432	$13.462	$12.655	$9.854	$8.492	$8.642	$-
Accumulation unit value at end of period	$18.957	$15.133	$16.869	$14.675	$12.432	$13.462	$12.655	$9.854	$8.492	$-
Number of accumulation units outstanding at end of period (in thousands)	20	23	22	22	30	58	24	20	15	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.405	$16.099	$14.040	$11.924	$12.944	$12.198	$9.522	$8.227	$8.393	$-
Accumulation unit value at end of period	$18.001	$14.405	$16.099	$14.040	$11.924	$12.944	$12.198	$9.522	$8.227	$-
Number of accumulation units outstanding at end of period (in thousands)	21	20	20	22	26	19	46	47	34	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.528	$16.252	$14.188	$12.062	$13.106	$12.364	$9.661	$8.355	$8.532	$-
Accumulation unit value at end of period	$18.136	$14.528	$16.252	$14.188	$12.062	$13.106	$12.364	$9.661	$8.355	$-
Number of accumulation units outstanding at end of period (in thousands)	6	3	3	4	4	1	1	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.912	$15.595	$13.641	$11.620	$12.652	$11.959	$9.363	$8.114	$8.302	$-
Accumulation unit value at end of period	$17.333	$13.912	$15.595	$13.641	$11.620	$12.652	$11.959	$9.363	$8.114	$-
Number of accumulation units outstanding at end of period (in thousands)	9	11	17	16	16	22	19	28	23	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.867	$15.575	$13.651	$11.652	$12.712	$12.040	$9.445	$8.201	$8.409	$-
Accumulation unit value at end of period	$17.242	$13.867	$15.575	$13.651	$11.652	$12.712	$12.040	$9.445	$8.201	$-
Number of accumulation units outstanding at end of period (in thousands)	18	16	15	27	32	29	28	34	31	-
T. Rowe Price Growth Stock Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.073	$25.467	$19.152	$18.983	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.626	$25.073	$25.467	$19.152	$18.983	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-234

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.072	$24.536	$18.516	$18.417	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.214	$24.072	$24.536	$18.516	$18.417	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	16	17	4	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.656	$24.148	$18.251	$18.180	$16.565	$15.376	$11.157	$9.475	$9.664	$8.348
Accumulation unit value at end of period	$30.628	$23.656	$24.148	$18.251	$18.180	$16.565	$15.376	$11.157	$9.475	$9.664
Number of accumulation units outstanding at end of period (in thousands)	44	89	93	101	102	108	89	43	31	31
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.516	$23.042	$17.458	$17.434	$15.925	$14.819	$10.780	$9.178	$9.384	$8.126
Accumulation unit value at end of period	$29.079	$22.516	$23.042	$17.458	$17.434	$15.925	$14.819	$10.780	$9.178	$9.384
Number of accumulation units outstanding at end of period (in thousands)	28	31	31	60	61	87	50	77	48	29
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.711	$23.266	$17.645	$17.638	$16.127	$15.022	$10.939	$9.323	$9.541	$8.271
Accumulation unit value at end of period	$29.302	$22.711	$23.266	$17.645	$17.638	$16.127	$15.022	$10.939	$9.323	$9.541
Number of accumulation units outstanding at end of period (in thousands)	17	15	16	32	34	34	42	21	7	12
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.745	$22.321	$16.962	$16.990	$15.566	$14.528	$10.600	$9.052	$9.283	$8.063
Accumulation unit value at end of period	$28.000	$21.745	$22.321	$16.962	$16.990	$15.566	$14.528	$10.600	$9.052	$9.283
Number of accumulation units outstanding at end of period (in thousands)	32	37	64	65	46	48	57	40	21	20
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.678	$22.296	$16.978	$17.039	$15.642	$14.628	$10.695	$9.151	$9.403	$8.184
Accumulation unit value at end of period	$27.857	$21.678	$22.296	$16.978	$17.039	$15.642	$14.628	$10.695	$9.151	$9.403
Number of accumulation units outstanding at end of period (in thousands)	68	72	79	112	103	94	88	95	84	33
T. Rowe Price Retirement 2010 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.586	$16.251	$14.632	$13.729	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.012	$15.586	$16.251	$14.632	$13.729	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	5	4	3	3	-	-	-	-	-

APP I-235

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.014	$15.711	$14.195	$13.365	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.291	$15.014	$15.711	$14.195	$13.365	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	25	28	28	20	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.776	$15.485	$14.011	$13.212	$13.444	$12.933	$11.672	$10.485	$10.536	$9.441
Accumulation unit value at end of period	$16.991	$14.776	$15.485	$14.011	$13.212	$13.444	$12.933	$11.672	$10.485	$10.536
Number of accumulation units outstanding at end of period (in thousands)	9	9	3	3	24	22	17	38	31	4
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.387	$15.115	$13.711	$12.961	$13.222	$12.751	$11.536	$10.389	$10.466	$9.402
Accumulation unit value at end of period	$16.503	$14.387	$15.115	$13.711	$12.961	$13.222	$12.751	$11.536	$10.389	$10.466
Number of accumulation units outstanding at end of period (in thousands)	6	5	8	6	8	15	21	12	10	12
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.234	$14.970	$13.593	$12.862	$13.134	$12.679	$11.483	$10.351	$10.438	$9.386
Accumulation unit value at end of period	$16.311	$14.234	$14.970	$13.593	$12.862	$13.134	$12.679	$11.483	$10.351	$10.438
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	(0)	(0)	0	0
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.934	$14.683	$13.359	$12.667	$12.960	$12.536	$11.376	$10.275	$10.382	$9.355
Accumulation unit value at end of period	$15.935	$13.934	$14.683	$13.359	$12.667	$12.960	$12.536	$11.376	$10.275	$10.382
Number of accumulation units outstanding at end of period (in thousands)	14	15	17	34	31	39	30	47	21	17
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.640	$14.402	$13.130	$12.474	$12.788	$12.395	$11.270	$10.200	$10.327	$9.324
Accumulation unit value at end of period	$15.567	$13.640	$14.402	$13.130	$12.474	$12.788	$12.395	$11.270	$10.200	$10.327
Number of accumulation units outstanding at end of period (in thousands)	8	7	8	23	23	32	29	61	63	69
T. Rowe Price Retirement 2020 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.781	$17.745	$15.407	$14.412	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.926	$16.781	$17.745	$15.407	$14.412	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	38	39	65	56	-	-	-	-	-

APP I-236

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.166	$17.155	$14.947	$14.030	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.129	$16.166	$17.155	$14.947	$14.030	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	146	141	134	189	157	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.909	$16.908	$14.754	$13.870	$14.061	$13.444	$11.500	$10.100	$10.327	$9.088
Accumulation unit value at end of period	$18.797	$15.909	$16.908	$14.754	$13.870	$14.061	$13.444	$11.500	$10.100	$10.327
Number of accumulation units outstanding at end of period (in thousands)	167	164	138	96	134	138	129	270	187	82
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.491	$16.505	$14.437	$13.606	$13.829	$13.255	$11.367	$10.007	$10.258	$9.050
Accumulation unit value at end of period	$18.257	$15.491	$16.505	$14.437	$13.606	$13.829	$13.255	$11.367	$10.007	$10.258
Number of accumulation units outstanding at end of period (in thousands)	109	108	126	104	104	102	105	92	87	60
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.326	$16.346	$14.313	$13.503	$13.737	$13.180	$11.314	$9.971	$10.231	$9.035
Accumulation unit value at end of period	$18.045	$15.326	$16.346	$14.313	$13.503	$13.737	$13.180	$11.314	$9.971	$10.231
Number of accumulation units outstanding at end of period (in thousands)	31	11	9	8	11	9	2	2	4	3
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.003	$16.033	$14.067	$13.297	$13.555	$13.032	$11.209	$9.898	$10.176	$9.005
Accumulation unit value at end of period	$17.629	$15.003	$16.033	$14.067	$13.297	$13.555	$13.032	$11.209	$9.898	$10.176
Number of accumulation units outstanding at end of period (in thousands)	130	153	142	183	171	164	156	96	63	48
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.686	$15.726	$13.825	$13.095	$13.375	$12.885	$11.105	$9.825	$10.122	$8.974
Accumulation unit value at end of period	$17.222	$14.686	$15.726	$13.825	$13.095	$13.375	$12.885	$11.105	$9.825	$10.122
Number of accumulation units outstanding at end of period (in thousands)	77	84	79	92	80	133	169	214	224	202
T. Rowe Price Retirement 2030 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.628	$18.903	$15.906	$14.845	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.487	$17.628	$18.903	$15.906	$14.845	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	28	31	32	30	-	-	-	-	-

APP I-237

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.982	$18.274	$15.431	$14.452	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.628	$16.982	$18.274	$15.431	$14.452	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	176	168	145	155	128	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.712	$18.011	$15.231	$14.286	$14.433	$13.742	$11.284	$9.752	$10.126	$8.816
Accumulation unit value at end of period	$20.270	$16.712	$18.011	$15.231	$14.286	$14.433	$13.742	$11.284	$9.752	$10.126
Number of accumulation units outstanding at end of period (in thousands)	194	190	163	85	81	78	57	197	129	64
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.272	$17.582	$14.905	$14.015	$14.194	$13.549	$11.153	$9.663	$10.058	$8.780
Accumulation unit value at end of period	$19.687	$16.272	$17.582	$14.905	$14.015	$14.194	$13.549	$11.153	$9.663	$10.058
Number of accumulation units outstanding at end of period (in thousands)	202	200	201	164	149	103	88	65	55	44
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.100	$17.413	$14.776	$13.908	$14.100	$13.472	$11.101	$9.628	$10.031	$8.765
Accumulation unit value at end of period	$19.459	$16.100	$17.413	$14.776	$13.908	$14.100	$13.472	$11.101	$9.628	$10.031
Number of accumulation units outstanding at end of period (in thousands)	3	1	1	1	1	1	0	0	1	1
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.760	$17.079	$14.523	$13.696	$13.913	$13.321	$10.998	$9.557	$9.978	$8.736
Accumulation unit value at end of period	$19.010	$15.760	$17.079	$14.523	$13.696	$13.913	$13.321	$10.998	$9.557	$9.978
Number of accumulation units outstanding at end of period (in thousands)	56	56	57	105	100	145	106	100	76	61
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.427	$16.752	$14.273	$13.488	$13.729	$13.171	$10.896	$9.487	$9.925	$8.707
Accumulation unit value at end of period	$18.571	$15.427	$16.752	$14.273	$13.488	$13.729	$13.171	$10.896	$9.487	$9.925
Number of accumulation units outstanding at end of period (in thousands)	143	135	123	141	113	121	115	133	131	106
T. Rowe Price Retirement 2040 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.169	$19.692	$16.226	$15.148	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.537	$18.169	$19.692	$16.226	$15.148	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	17	16	23	17	-	-	-	-	-

APP I-238

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.503	$19.038	$15.741	$14.747	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.635	$17.503	$19.038	$15.741	$14.747	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	87	80	72	64	55	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.225	$18.764	$15.538	$14.578	$14.703	$13.986	$11.217	$9.636	$10.086	$8.745
Accumulation unit value at end of period	$21.260	$17.225	$18.764	$15.538	$14.578	$14.703	$13.986	$11.217	$9.636	$10.086
Number of accumulation units outstanding at end of period (in thousands)	97	100	89	51	52	41	35	55	40	16
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.772	$18.316	$15.205	$14.302	$14.460	$13.789	$11.087	$9.548	$10.019	$8.709
Accumulation unit value at end of period	$20.649	$16.772	$18.316	$15.205	$14.302	$14.460	$13.789	$11.087	$9.548	$10.019
Number of accumulation units outstanding at end of period (in thousands)	82	87	82	60	51	54	41	27	17	15
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.594	$18.140	$15.073	$14.192	$14.364	$13.712	$11.036	$9.513	$9.993	$8.694
Accumulation unit value at end of period	$20.409	$16.594	$18.140	$15.073	$14.192	$14.364	$13.712	$11.036	$9.513	$9.993
Number of accumulation units outstanding at end of period (in thousands)	7	4	3	2	2	1	0	0	11	9
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.244	$17.793	$14.814	$13.976	$14.174	$13.557	$10.933	$9.443	$9.939	$8.665
Accumulation unit value at end of period	$19.938	$16.244	$17.793	$14.814	$13.976	$14.174	$13.557	$10.933	$9.443	$9.939
Number of accumulation units outstanding at end of period (in thousands)	67	62	57	93	96	77	74	56	51	19
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.901	$17.452	$14.560	$13.764	$13.986	$13.404	$10.831	$9.374	$9.886	$8.636
Accumulation unit value at end of period	$19.479	$15.901	$17.452	$14.560	$13.764	$13.986	$13.404	$10.831	$9.374	$9.886
Number of accumulation units outstanding at end of period (in thousands)	78	74	77	82	80	104	98	101	104	96
T. Rowe Price Retirement 2050 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.176	$19.751	$16.227	$15.138	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.661	$18.176	$19.751	$16.227	$15.138	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	6	3	4	1	-	-	-	-	-

APP I-239

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.510	$19.094	$15.742	$14.737	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.754	$17.510	$19.094	$15.742	$14.737	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	32	25	25	25	18	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.232	$18.819	$15.539	$14.569	$14.682	$13.967	$11.208	$9.629	$10.071	$8.740
Accumulation unit value at end of period	$21.376	$17.232	$18.819	$15.539	$14.569	$14.682	$13.967	$11.208	$9.629	$10.071
Number of accumulation units outstanding at end of period (in thousands)	40	44	33	17	14	14	8	17	11	5
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.778	$18.370	$15.206	$14.292	$14.440	$13.770	$11.078	$9.541	$10.004	$8.703
Accumulation unit value at end of period	$20.762	$16.778	$18.370	$15.206	$14.292	$14.440	$13.770	$11.078	$9.541	$10.004
Number of accumulation units outstanding at end of period (in thousands)	38	35	32	34	32	28	16	11	8	7
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.600	$18.194	$15.074	$14.183	$14.344	$13.692	$11.027	$9.506	$9.978	$8.689
Accumulation unit value at end of period	$20.521	$16.600	$18.194	$15.074	$14.183	$14.344	$13.692	$11.027	$9.506	$9.978
Number of accumulation units outstanding at end of period (in thousands)	8	1	1	1	1	-	-	-	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.250	$17.845	$14.815	$13.967	$14.154	$13.538	$10.924	$9.437	$9.924	$8.660
Accumulation unit value at end of period	$20.048	$16.250	$17.845	$14.815	$13.967	$14.154	$13.538	$10.924	$9.437	$9.924
Number of accumulation units outstanding at end of period (in thousands)	57	62	71	73	73	78	74	62	51	36
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.907	$17.504	$14.561	$13.755	$13.966	$13.385	$10.823	$9.368	$9.872	$8.631
Accumulation unit value at end of period	$19.585	$15.907	$17.504	$14.561	$13.755	$13.966	$13.385	$10.823	$9.368	$9.872
Number of accumulation units outstanding at end of period (in thousands)	28	24	26	22	15	14	17	18	16	12
T. Rowe Price Retirement Balanced Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.978	$15.566	$14.175	$13.379	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.188	$14.978	$15.566	$14.175	$13.379	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	2	2	-	-	-	-	-

APP I-240

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.429	$15.049	$13.752	$13.025	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.500	$14.429	$15.049	$13.752	$13.025	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	3	12	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.200	$14.832	$13.574	$12.876	$13.104	$12.737	$11.777	$10.807	$10.768	$9.877
Accumulation unit value at end of period	$16.214	$14.200	$14.832	$13.574	$12.876	$13.104	$12.737	$11.777	$10.807	$10.768
Number of accumulation units outstanding at end of period (in thousands)	29	29	-	-	-	-	0	6	2	2
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.827	$14.478	$13.283	$12.631	$12.887	$12.557	$11.640	$10.708	$10.697	$9.836
Accumulation unit value at end of period	$15.748	$13.827	$14.478	$13.283	$12.631	$12.887	$12.557	$11.640	$10.708	$10.697
Number of accumulation units outstanding at end of period (in thousands)	2	3	5	3	3	3	3	3	1	1
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.680	$14.339	$13.169	$12.535	$12.802	$12.486	$11.586	$10.669	$10.668	$9.820
Accumulation unit value at end of period	$15.565	$13.680	$14.339	$13.169	$12.535	$12.802	$12.486	$11.586	$10.669	$10.668
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	(0)	(0)	(0)	(0)
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.391	$14.064	$12.943	$12.344	$12.632	$12.346	$11.478	$10.591	$10.611	$9.787
Accumulation unit value at end of period	$15.206	$13.391	$14.064	$12.943	$12.344	$12.632	$12.346	$11.478	$10.591	$10.611
Number of accumulation units outstanding at end of period (in thousands)	24	24	24	12	10	10	9	15	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.108	$13.795	$12.720	$12.156	$12.465	$12.206	$11.371	$10.513	$10.555	$9.754
Accumulation unit value at end of period	$14.855	$13.108	$13.795	$12.720	$12.156	$12.465	$12.206	$11.371	$10.513	$10.555
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	26	14	13	14	13	17	12
Templeton Developing Markets Trust
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.478	$12.503	$8.918	$7.568	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.243	$10.478	$12.503	$8.918	$7.568	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-241

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.341	$12.383	$8.863	$7.548	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.024	$10.341	$12.383	$8.863	$7.548	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.887	$11.858	$8.500	$7.249	$9.070	$9.919	$10.097	$8.970	$10.713	$-
Accumulation unit value at end of period	$12.434	$9.887	$11.858	$8.500	$7.249	$9.070	$9.919	$10.097	$8.970	$-
Number of accumulation units outstanding at end of period (in thousands)	27	23	27	28	47	42	38	35	40	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.604	$11.547	$8.298	$7.095	$8.899	$9.757	$9.956	$8.867	$10.617	$-
Accumulation unit value at end of period	$12.048	$9.604	$11.547	$8.298	$7.095	$8.899	$9.757	$9.956	$8.867	$-
Number of accumulation units outstanding at end of period (in thousands)	13	13	14	12	7	11	14	5	2	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.047	$16.906	$12.161	$10.408	$13.068	$14.342	$14.650	$13.061	$15.653	$-
Accumulation unit value at end of period	$17.604	$14.047	$16.906	$12.161	$10.408	$13.068	$14.342	$14.650	$13.061	$-
Number of accumulation units outstanding at end of period (in thousands)	7	8	9	9	13	15	13	21	16	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.276	$11.186	$8.062	$6.914	$8.698	$9.565	$9.790	$8.746	$10.502	$-
Accumulation unit value at end of period	$11.600	$9.276	$11.186	$8.062	$6.914	$8.698	$9.565	$9.790	$8.746	$-
Number of accumulation units outstanding at end of period (in thousands)	6	7	7	15	15	13	19	23	17	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.359	$16.143	$11.658	$10.017	$12.628	$13.915	$14.271	$12.774	$15.371	$-
Accumulation unit value at end of period	$16.675	$13.359	$16.143	$11.658	$10.017	$12.628	$13.915	$14.271	$12.774	$-
Number of accumulation units outstanding at end of period (in thousands)	13	13	12	13	16	19	20	25	27	-
Templeton Foreign Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.028	$27.092	$23.140	$20.729	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.898	$23.028	$27.092	$23.140	$20.729	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	158	193	234	283	381	-	-	-	-	-

APP I-242

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.931	$16.447	$14.097	$12.672	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.612	$13.931	$16.447	$14.097	$12.672	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	69	75	86	100	136	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.582	$25.519	$21.906	$19.721	$21.333	$24.036	$18.995	$16.103	$18.540	$-
Accumulation unit value at end of period	$24.151	$21.582	$25.519	$21.906	$19.721	$21.333	$24.036	$18.995	$16.103	$-
Number of accumulation units outstanding at end of period (in thousands)	3	10	14	14	18	15	54	576	584	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.454	$12.392	$10.664	$9.625	$10.437	$11.789	$9.340	$7.937	$9.162	$-
Accumulation unit value at end of period	$11.669	$10.454	$12.392	$10.664	$9.625	$10.437	$11.789	$9.340	$7.937	$-
Number of accumulation units outstanding at end of period (in thousands)	10	11	12	7	7	26	3	3	1	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.768	$24.643	$21.227	$19.177	$20.818	$23.537	$18.666	$15.879	$18.347	$-
Accumulation unit value at end of period	$23.158	$20.768	$24.643	$21.227	$19.177	$20.818	$23.537	$18.666	$15.879	$-
Number of accumulation units outstanding at end of period (in thousands)	33	33	38	49	46	42	43	64	57	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.096	$12.004	$10.361	$9.379	$10.201	$11.557	$9.184	$7.828	$9.063	$-
Accumulation unit value at end of period	$11.235	$10.096	$12.004	$10.361	$9.379	$10.201	$11.557	$9.184	$7.828	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	7	17	15	15	27	21	7	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.016	$22.655	$19.593	$17.772	$19.369	$21.987	$17.507	$14.953	$17.346	$-
Accumulation unit value at end of period	$21.120	$19.016	$22.655	$19.593	$17.772	$19.369	$21.987	$17.507	$14.953	$-
Number of accumulation units outstanding at end of period (in thousands)	14	16	16	22	24	26	31	28	29	-
Templeton Global Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.558	$18.325	$17.904	$16.855	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.675	$18.558	$18.325	$17.904	$16.855	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	133	153	159	123	134	-	-	-	-	-
APP I-243

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.094	$15.948	$15.636	$14.771	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.139	$16.094	$15.948	$15.636	$14.771	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	19	21	22	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.520	$17.388	$17.073	$16.153	$16.956	$16.776	$16.494	$14.314	$14.736	$-
Accumulation unit value at end of period	$17.543	$17.520	$17.388	$17.073	$16.153	$16.956	$16.776	$16.494	$14.314	$-
Number of accumulation units outstanding at end of period (in thousands)	47	51	43	42	39	61	38	24	13	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.023	$16.937	$16.672	$15.813	$16.641	$16.506	$16.269	$14.154	$14.607	$-
Accumulation unit value at end of period	$17.003	$17.023	$16.937	$16.672	$15.813	$16.641	$16.506	$16.269	$14.154	$-
Number of accumulation units outstanding at end of period (in thousands)	14	15	22	23	28	27	19	31	29	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.794	$18.718	$18.443	$17.510	$18.445	$18.314	$18.069	$15.736	$16.256	$-
Accumulation unit value at end of period	$18.752	$18.794	$18.718	$18.443	$17.510	$18.445	$18.314	$18.069	$15.736	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	4	4	8	5	10	23	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.445	$16.412	$16.203	$15.414	$16.270	$16.186	$16.002	$13.964	$14.454	$-
Accumulation unit value at end of period	$16.376	$16.445	$16.412	$16.203	$15.414	$16.270	$16.186	$16.002	$13.964	$-
Number of accumulation units outstanding at end of period (in thousands)	35	34	29	35	36	39	36	20	17	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.872	$17.872	$17.680	$16.853	$17.824	$17.768	$17.601	$15.389	$15.962	$-
Accumulation unit value at end of period	$17.762	$17.872	$17.872	$17.680	$16.853	$17.824	$17.768	$17.601	$15.389	$-
Number of accumulation units outstanding at end of period (in thousands)	44	54	64	84	83	98	99	101	73	-
Templeton Growth Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.553	$42.772	$36.309	$33.292	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$41.974	$36.553	$42.772	$36.309	$33.292	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-244

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.915	$21.037	$17.920	$16.489	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.500	$17.915	$21.037	$17.920	$16.489	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	19	23	27	28	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.526	$20.611	$17.584	$16.203	$17.410	$17.838	$13.774	$11.390	$12.228	$-
Accumulation unit value at end of period	$20.025	$17.526	$20.611	$17.584	$16.203	$17.410	$17.838	$13.774	$11.390	$-
Number of accumulation units outstanding at end of period (in thousands)	15	18	17	23	28	30	31	16	15	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.379	$12.236	$10.465	$9.668	$10.414	$10.697	$8.280	$6.864	$7.388	$-
Accumulation unit value at end of period	$11.829	$10.379	$12.236	$10.465	$9.668	$10.414	$10.697	$8.280	$6.864	$-
Number of accumulation units outstanding at end of period (in thousands)	22	21	20	27	25	11	10	42	28	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.651	$19.651	$16.824	$15.557	$16.774	$17.247	$13.364	$11.089	$11.947	$-
Accumulation unit value at end of period	$18.959	$16.651	$19.651	$16.824	$15.557	$16.774	$17.247	$13.364	$11.089	$-
Number of accumulation units outstanding at end of period (in thousands)	15	12	15	15	27	27	29	27	26	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.023	$11.853	$10.168	$9.422	$10.179	$10.487	$8.142	$6.770	$7.308	$-
Accumulation unit value at end of period	$11.390	$10.023	$11.853	$10.168	$9.422	$10.179	$10.487	$8.142	$6.770	$-
Number of accumulation units outstanding at end of period (in thousands)	12	14	10	13	18	35	35	25	29	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.704	$18.609	$15.995	$14.850	$16.075	$16.595	$12.911	$10.756	$11.634	$-
Accumulation unit value at end of period	$17.809	$15.704	$18.609	$15.995	$14.850	$16.075	$16.595	$12.911	$10.756	$-
Number of accumulation units outstanding at end of period (in thousands)	10	11	9	11	12	14	15	22	23	-
The Hartford Balanced Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.986	$17.911	$16.075	$14.455	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.205	$16.986	$17.911	$16.075	$14.455	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-245

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.524	$17.485	$15.747	$14.209	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.586	$16.524	$17.485	$15.747	$14.209	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.329	$17.305	$15.609	$14.106	$14.229	$13.295	$11.931	$10.633	$10.470	$-
Accumulation unit value at end of period	$19.327	$16.329	$17.305	$15.609	$14.106	$14.229	$13.295	$11.931	$10.633	$-
Number of accumulation units outstanding at end of period (in thousands)	2	16	2	3	5	5	4	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.011	$17.010	$15.381	$13.934	$14.091	$13.199	$11.875	$10.609	$10.465	$-
Accumulation unit value at end of period	$18.902	$16.011	$17.010	$15.381	$13.934	$14.091	$13.199	$11.875	$10.609	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.885	$16.894	$15.291	$13.866	$14.037	$13.161	$11.853	$10.600	$10.463	$-
Accumulation unit value at end of period	$18.735	$15.885	$16.894	$15.291	$13.866	$14.037	$13.161	$11.853	$10.600	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	1	1	1	0	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.636	$16.663	$15.112	$13.732	$13.928	$13.085	$11.808	$10.581	$10.458	$-
Accumulation unit value at end of period	$18.405	$15.636	$16.663	$15.112	$13.732	$13.928	$13.085	$11.808	$10.581	$-
Number of accumulation units outstanding at end of period (in thousands)	11	17	5	2	2	1	1	2	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.391	$16.435	$14.935	$13.598	$13.820	$13.010	$11.764	$10.562	$10.454	$-
Accumulation unit value at end of period	$18.081	$15.391	$16.435	$14.935	$13.598	$13.820	$13.010	$11.764	$10.562	$-
Number of accumulation units outstanding at end of period (in thousands)	8	6	5	3	1	1	0	0	-	-
The Hartford Capital Appreciation Fund — Class R4
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.015	$19.995	$16.490	$15.840	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.795	$19.015	$19.995	$16.490	$15.840	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-246

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.248	$19.257	$15.937	$15.362	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.712	$18.248	$19.257	$15.937	$15.362	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.929	$18.948	$15.705	$15.162	$15.038	$14.081	$9.985	$8.345	$9.895	$-
Accumulation unit value at end of period	$23.263	$17.929	$18.948	$15.705	$15.162	$15.038	$14.081	$9.985	$8.345	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	1	13	18	13	13	12	12	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$35.744	$37.871	$31.467	$30.454	$30.281	$28.425	$20.206	$16.930	$20.125	$-
Accumulation unit value at end of period	$46.262	$35.744	$37.871	$31.467	$30.454	$30.281	$28.425	$20.206	$16.930	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	3	3	9	12	12	8	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.206	$18.249	$15.178	$14.704	$14.635	$13.752	$9.785	$8.207	$9.766	$-
Accumulation unit value at end of period	$22.247	$17.206	$18.249	$15.178	$14.704	$14.635	$13.752	$9.785	$8.207	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	3	2	1	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.706	$36.883	$30.738	$29.837	$29.757	$28.017	$19.975	$16.788	$20.015	$-
Accumulation unit value at end of period	$44.784	$34.706	$36.883	$30.738	$29.837	$29.757	$28.017	$19.975	$16.788	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	4	5	5	3	7	2	5	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.416	$17.480	$14.597	$14.198	$14.188	$13.385	$9.562	$8.052	$9.620	$-
Accumulation unit value at end of period	$21.140	$16.416	$17.480	$14.597	$14.198	$14.188	$13.385	$9.562	$8.052	$-
Number of accumulation units outstanding at end of period (in thousands)	16	16	19	31	40	45	42	43	32	-
The Hartford Capital Appreciation Fund — Class R5
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.853	$19.768	$16.252	$15.564	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.663	$18.853	$19.768	$16.252	$15.564	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-247

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.100	$19.045	$15.713	$15.100	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.595	$18.100	$19.045	$15.713	$15.100	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	27	29	43	33	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.786	$18.744	$15.487	$14.906	$14.739	$13.762	$9.731	$8.109	$9.586	$8.506
Accumulation unit value at end of period	$23.152	$17.786	$18.744	$15.487	$14.906	$14.739	$13.762	$9.731	$8.109	$9.586
Number of accumulation units outstanding at end of period (in thousands)	83	91	120	98	122	103	105	117	119	66
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.276	$18.252	$15.118	$14.587	$14.460	$13.535	$9.594	$8.015	$9.499	$8.450
Accumulation unit value at end of period	$22.432	$17.276	$18.252	$15.118	$14.587	$14.460	$13.535	$9.594	$8.015	$9.499
Number of accumulation units outstanding at end of period (in thousands)	62	69	71	106	106	116	89	95	76	44
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.076	$18.058	$14.973	$14.461	$14.350	$13.445	$9.540	$7.978	$9.464	$8.428
Accumulation unit value at end of period	$22.150	$17.076	$18.058	$14.973	$14.461	$14.350	$13.445	$9.540	$7.978	$9.464
Number of accumulation units outstanding at end of period (in thousands)	8	9	9	12	11	11	16	15	52	46
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.683	$17.678	$14.687	$14.213	$14.132	$13.268	$9.433	$7.904	$9.396	$8.383
Accumulation unit value at end of period	$21.596	$16.683	$17.678	$14.687	$14.213	$14.132	$13.268	$9.433	$7.904	$9.396
Number of accumulation units outstanding at end of period (in thousands)	41	45	45	84	83	110	131	92	86	78
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.299	$17.306	$14.406	$13.970	$13.917	$13.092	$9.327	$7.831	$9.327	$8.339
Accumulation unit value at end of period	$21.057	$16.299	$17.306	$14.406	$13.970	$13.917	$13.092	$9.327	$7.831	$9.327
Number of accumulation units outstanding at end of period (in thousands)	76	81	89	118	125	133	141	179	230	244
The Hartford Conservative Allocation Fund — Class R4
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.409	$13.917	$12.646	$12.139	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.243	$13.409	$13.917	$12.646	$12.139	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	8	1	1	-	-	-	-	-

APP I-248

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.869	$13.403	$12.222	$11.772	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.577	$12.869	$13.403	$12.222	$11.772	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.644	$13.188	$12.044	$11.618	$12.086	$12.179	$12.110	$11.123	$10.988	$-
Accumulation unit value at end of period	$14.301	$12.644	$13.188	$12.044	$11.618	$12.086	$12.179	$12.110	$11.123	$-
Number of accumulation units outstanding at end of period (in thousands)	-	4	12	15	31	16	23	21	12	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.860	$17.631	$16.142	$15.610	$16.278	$16.445	$16.393	$15.094	$14.948	$-
Accumulation unit value at end of period	$19.023	$16.860	$17.631	$16.142	$15.610	$16.278	$16.445	$16.393	$15.094	$-
Number of accumulation units outstanding at end of period (in thousands)	22	23	23	22	21	28	34	61	70	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.134	$12.701	$11.640	$11.268	$11.762	$11.895	$11.869	$10.939	$10.844	$-
Accumulation unit value at end of period	$13.677	$12.134	$12.701	$11.640	$11.268	$11.762	$11.895	$11.869	$10.939	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	3	2	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.371	$17.171	$15.768	$15.294	$15.997	$16.209	$16.206	$14.967	$14.867	$-
Accumulation unit value at end of period	$18.415	$16.371	$17.171	$15.768	$15.294	$15.997	$16.209	$16.206	$14.967	$-
Number of accumulation units outstanding at end of period (in thousands)	7	8	7	6	8	8	8	7	6	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.577	$12.167	$11.195	$10.880	$11.403	$11.577	$11.599	$10.733	$10.683	$-
Accumulation unit value at end of period	$12.996	$11.577	$12.167	$11.195	$10.880	$11.403	$11.577	$11.599	$10.733	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	6	5	4	3	3	4	4	-
The Hartford Conservative Allocation Fund — Class R5
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.604	$14.085	$12.753	$12.216	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.527	$13.604	$14.085	$12.753	$12.216	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-249

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.061	$13.570	$12.330	$11.852	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.855	$13.061	$13.570	$12.330	$11.852	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.835	$13.355	$12.153	$11.699	$12.124	$12.186	$12.081	$11.063	$10.896	$9.882
Accumulation unit value at end of period	$14.576	$12.835	$13.355	$12.153	$11.699	$12.124	$12.186	$12.081	$11.063	$10.896
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	1	2	1	2	3	2	2
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.467	$13.005	$11.864	$11.449	$11.894	$11.985	$11.912	$10.935	$10.797	$9.817
Accumulation unit value at end of period	$14.122	$12.467	$13.005	$11.864	$11.449	$11.894	$11.985	$11.912	$10.935	$10.797
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	10	15	9	10	17	16	15
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.322	$12.867	$11.750	$11.350	$11.804	$11.906	$11.845	$10.885	$10.757	$9.791
Accumulation unit value at end of period	$13.944	$12.322	$12.867	$11.750	$11.350	$11.804	$11.906	$11.845	$10.885	$10.757
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.039	$12.596	$11.525	$11.156	$11.625	$11.749	$11.712	$10.784	$10.679	$9.740
Accumulation unit value at end of period	$13.596	$12.039	$12.596	$11.525	$11.156	$11.625	$11.749	$11.712	$10.784	$10.679
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	5	5	8	7	29	20	8
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.762	$12.331	$11.305	$10.964	$11.448	$11.594	$11.580	$10.684	$10.602	$9.688
Accumulation unit value at end of period	$13.257	$11.762	$12.331	$11.305	$10.964	$11.448	$11.594	$11.580	$10.684	$10.602
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	10	12	11	9	8	18	36
The Hartford Dividend and Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.240	$22.491	$19.102	$16.718	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.126	$21.240	$22.491	$19.102	$16.718	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-250

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.383	$21.660	$18.461	$16.213	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.942	$20.383	$21.660	$18.461	$16.213	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	18	21	22	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.027	$21.314	$18.193	$16.002	$16.322	$14.604	$11.210	$9.972	$9.933	$8.858
Accumulation unit value at end of period	$25.450	$20.027	$21.314	$18.193	$16.002	$16.322	$14.604	$11.210	$9.972	$9.933
Number of accumulation units outstanding at end of period (in thousands)	9	10	9	2	1	1	9	41	37	41
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$35.951	$38.356	$32.822	$28.941	$29.594	$26.545	$20.426	$18.216	$18.190	$16.263
Accumulation unit value at end of period	$45.572	$35.951	$38.356	$32.822	$28.941	$29.594	$26.545	$20.426	$18.216	$18.190
Number of accumulation units outstanding at end of period (in thousands)	1	1	28	37	37	38	36	36	33	2
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.220	$20.526	$17.582	$15.519	$15.885	$13.041	$10.045	$8.967	$8.963	$8.022
Accumulation unit value at end of period	$24.339	$19.220	$20.526	$17.582	$15.519	$15.885	$13.041	$10.045	$8.967	$8.963
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.907	$37.355	$32.061	$28.355	$29.082	$26.164	$20.193	$18.062	$18.091	$16.223
Accumulation unit value at end of period	$44.116	$34.907	$37.355	$32.061	$28.355	$29.082	$26.164	$20.193	$18.062	$18.091
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	3	2	7	10	7	7	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.337	$19.662	$16.909	$14.984	$15.400	$13.882	$10.736	$9.622	$8.829	$7.934
Accumulation unit value at end of period	$23.128	$18.337	$19.662	$16.909	$14.984	$15.400	$13.882	$10.736	$9.622	$8.829
Number of accumulation units outstanding at end of period (in thousands)	18	19	19	20	23	20	15	23	9	-
The Hartford Growth Allocation Fund — Class R4
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.774	$17.034	$14.383	$13.673	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.234	$15.774	$17.034	$14.383	$13.673	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	35	35	36	-	-	-	-	-

APP I-251

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.138	$16.405	$13.900	$13.260	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.394	$15.138	$16.405	$13.900	$13.260	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.874	$16.143	$13.698	$13.087	$13.648	$13.473	$11.255	$9.797	$10.289	$-
Accumulation unit value at end of period	$18.046	$14.874	$16.143	$13.698	$13.087	$13.648	$13.473	$11.255	$9.797	$-
Number of accumulation units outstanding at end of period (in thousands)	2	5	19	18	15	14	10	10	4	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$25.183	$27.401	$23.309	$22.325	$23.339	$23.097	$19.343	$16.880	$17.773	$-
Accumulation unit value at end of period	$30.477	$25.183	$27.401	$23.309	$22.325	$23.339	$23.097	$19.343	$16.880	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	9	6	6	3	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.274	$15.547	$13.239	$12.692	$13.282	$13.158	$11.030	$9.635	$10.155	$-
Accumulation unit value at end of period	$17.258	$14.274	$15.547	$13.239	$12.692	$13.282	$13.158	$11.030	$9.635	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	-	-	-	0	0	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.451	$26.685	$22.769	$21.873	$22.935	$22.766	$19.122	$16.738	$17.676	$-
Accumulation unit value at end of period	$29.503	$24.451	$26.685	$22.769	$21.873	$22.935	$22.766	$19.122	$16.738	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	4	1	3	6	7	6	3	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.618	$14.892	$12.732	$12.255	$12.876	$12.807	$10.779	$9.454	$10.003	$-
Accumulation unit value at end of period	$16.399	$13.618	$14.892	$12.732	$12.255	$12.876	$12.807	$10.779	$9.454	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	13	34	30	34	28	34	25	-
The Hartford Growth Allocation Fund — Class R5
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.772	$16.985	$14.299	$13.542	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.298	$15.772	$16.985	$14.299	$13.542	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-252

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.142	$16.365	$13.824	$13.138	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.463	$15.142	$16.365	$13.824	$13.138	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.880	$16.105	$13.626	$12.969	$13.491	$13.273	$11.060	$9.597	$10.047	$8.809
Accumulation unit value at end of period	$18.116	$14.880	$16.105	$13.626	$12.969	$13.491	$13.273	$11.060	$9.597	$10.047
Number of accumulation units outstanding at end of period (in thousands)	31	27	19	3	3	3	5	7	3	1
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.453	$15.683	$13.301	$12.692	$13.236	$13.054	$10.905	$9.487	$9.956	$8.751
Accumulation unit value at end of period	$17.552	$14.453	$15.683	$13.301	$12.692	$13.236	$13.054	$10.905	$9.487	$9.956
Number of accumulation units outstanding at end of period (in thousands)	88	82	81	68	64	25	21	22	8	8
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.286	$15.517	$13.174	$12.582	$13.135	$12.968	$10.844	$9.443	$9.920	$8.727
Accumulation unit value at end of period	$17.331	$14.286	$15.517	$13.174	$12.582	$13.135	$12.968	$10.844	$9.443	$9.920
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.957	$15.190	$12.922	$12.367	$12.935	$12.797	$10.722	$9.355	$9.848	$8.681
Accumulation unit value at end of period	$16.899	$13.957	$15.190	$12.922	$12.367	$12.935	$12.797	$10.722	$9.355	$9.848
Number of accumulation units outstanding at end of period (in thousands)	9	9	9	63	61	95	83	93	33	9
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.635	$14.870	$12.675	$12.155	$12.739	$12.628	$10.602	$9.269	$9.776	$8.635
Accumulation unit value at end of period	$16.477	$13.635	$14.870	$12.675	$12.155	$12.739	$12.628	$10.602	$9.269	$9.776
Number of accumulation units outstanding at end of period (in thousands)	23	25	25	26	31	52	48	60	60	70
The Hartford Growth Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.907	$25.961	$19.945	$20.171	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.666	$25.907	$25.961	$19.945	$20.171	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-253

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.863	$25.002	$19.275	$19.562	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.196	$24.863	$25.002	$19.275	$19.562	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.428	$24.602	$18.995	$19.307	$17.559	$15.552	$11.596	$9.228	$10.231	$-
Accumulation unit value at end of period	$31.586	$24.428	$24.602	$18.995	$19.307	$17.559	$15.552	$11.596	$9.228	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	0	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$43.756	$44.179	$34.196	$34.844	$31.767	$28.208	$21.084	$16.820	$18.696	$-
Accumulation unit value at end of period	$56.436	$43.756	$44.179	$34.196	$34.844	$31.767	$28.208	$21.084	$16.820	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	0	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.443	$23.694	$18.358	$18.724	$17.088	$15.189	$11.364	$9.075	$10.097	$-
Accumulation unit value at end of period	$30.207	$23.443	$23.694	$18.358	$18.724	$17.088	$15.189	$11.364	$9.075	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$42.486	$43.026	$33.403	$34.138	$31.217	$27.803	$20.844	$16.678	$18.594	$-
Accumulation unit value at end of period	$54.634	$42.486	$43.026	$33.403	$34.138	$31.217	$27.803	$20.844	$16.678	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	1	4	3	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.366	$22.696	$17.655	$18.080	$16.566	$14.784	$11.106	$8.904	$9.947	$-
Accumulation unit value at end of period	$28.704	$22.366	$22.696	$17.655	$18.080	$16.566	$14.784	$11.106	$8.904	$-
Number of accumulation units outstanding at end of period (in thousands)	11	9	7	8	3	3	4	2	2	-
The Hartford Healthcare Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$29.897	$30.828	$25.358	$27.730	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$39.834	$29.897	$30.828	$25.358	$27.730	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-254

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$28.692	$29.690	$24.507	$26.893	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$38.095	$28.692	$29.690	$24.507	$26.893	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.191	$29.215	$24.151	$26.542	$23.682	$18.823	$12.653	$10.604	$9.886	$-
Accumulation unit value at end of period	$37.373	$28.191	$29.215	$24.151	$26.542	$23.682	$18.823	$12.653	$10.604	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$44.467	$46.199	$38.285	$42.181	$37.730	$30.064	$20.260	$17.021	$15.908	$-
Accumulation unit value at end of period	$58.803	$44.467	$46.199	$38.285	$42.181	$37.730	$30.064	$20.260	$17.021	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	1	1	1	1	0	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.055	$28.137	$23.340	$25.741	$23.048	$18.383	$12.401	$10.429	$9.757	$-
Accumulation unit value at end of period	$35.742	$27.055	$28.137	$23.340	$25.741	$23.048	$18.383	$12.401	$10.429	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	1	1	1	1	1	1	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$43.176	$44.993	$37.398	$41.327	$37.077	$29.632	$20.029	$16.878	$15.821	$-
Accumulation unit value at end of period	$56.925	$43.176	$44.993	$37.398	$41.327	$37.077	$29.632	$20.029	$16.878	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	0	-	2	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.812	$26.953	$22.447	$24.855	$22.344	$17.893	$12.118	$10.232	$9.611	$-
Accumulation unit value at end of period	$33.964	$25.812	$26.953	$22.447	$24.855	$22.344	$17.893	$12.118	$10.232	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	4	4	3	3	2	2	1	-
The Hartford High Yield Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.803	$18.459	$17.234	$15.239	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.417	$17.803	$18.459	$17.234	$15.239	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-255

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.085	$17.778	$16.657	$14.779	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.526	$17.085	$17.778	$16.657	$14.779	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.787	$17.494	$16.415	$14.587	$15.305	$15.048	$14.265	$13.344	$-	$-
Accumulation unit value at end of period	$19.157	$16.787	$17.494	$16.415	$14.587	$15.305	$15.048	$14.265	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.920	$13.498	$12.697	$11.311	$11.898	$11.727	$11.145	$10.443	$-	$-
Accumulation unit value at end of period	$14.707	$12.920	$13.498	$12.697	$11.311	$11.898	$11.727	$11.145	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.111	$16.848	$15.864	$14.147	$14.896	$14.696	$13.980	$13.108	$-	$-
Accumulation unit value at end of period	$18.321	$16.111	$16.848	$15.864	$14.147	$14.896	$14.696	$13.980	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.653	$13.259	$12.509	$11.177	$11.793	$11.658	$11.112	$10.433	$-	$-
Accumulation unit value at end of period	$14.360	$12.653	$13.259	$12.509	$11.177	$11.793	$11.658	$11.112	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$12.845	$-	$-
Accumulation unit value at end of period	$17.410	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-	-
The Hartford Inflation Plus Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.204	$13.386	$13.318	$12.659	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.081	$13.204	$13.386	$13.318	$12.659	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	5	5	5	5	-	-	-	-	-

APP I-256

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.758	$12.979	$12.958	$12.360	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.558	$12.758	$12.979	$12.958	$12.360	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.571	$12.809	$12.807	$12.234	$12.484	$12.476	$13.813	$13.059	$11.611	$-
Accumulation unit value at end of period	$13.339	$12.571	$12.809	$12.807	$12.234	$12.484	$12.476	$13.813	$13.059	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	4	4	1	-	1	2	3	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.266	$12.529	$12.559	$12.027	$12.303	$12.327	$13.682	$12.967	$11.558	$-
Accumulation unit value at end of period	$12.983	$12.266	$12.529	$12.559	$12.027	$12.303	$12.327	$13.682	$12.967	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	2	2	5	4	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.146	$12.419	$12.461	$11.945	$12.232	$12.267	$13.630	$12.930	$11.537	$-
Accumulation unit value at end of period	$12.843	$12.146	$12.419	$12.461	$11.945	$12.232	$12.267	$13.630	$12.930	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	9	7	5	2	2	1	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.910	$12.202	$12.268	$11.783	$12.090	$12.149	$13.526	$12.857	$11.495	$-
Accumulation unit value at end of period	$12.568	$11.910	$12.202	$12.268	$11.783	$12.090	$12.149	$13.526	$12.857	$-
Number of accumulation units outstanding at end of period (in thousands)	14	11	10	11	10	10	7	7	6	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.678	$11.989	$12.078	$11.624	$11.950	$12.033	$13.423	$12.785	$11.453	$-
Accumulation unit value at end of period	$12.299	$11.678	$11.989	$12.078	$11.624	$11.950	$12.033	$13.423	$12.785	$-
Number of accumulation units outstanding at end of period (in thousands)	11	14	12	12	13	11	12	10	8	-
The Hartford MidCap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.585	$19.462	$17.214	$15.320	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.623	$16.585	$19.462	$17.214	$15.320	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-257

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.133	$18.999	$16.863	$15.060	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.961	$16.133	$18.999	$16.863	$15.060	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.943	$18.804	$16.714	$14.950	$15.282	$14.257	$10.703	$8.651	$10.348	$-
Accumulation unit value at end of period	$20.683	$15.943	$18.804	$16.714	$14.950	$15.282	$14.257	$10.703	$8.651	$-
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.632	$18.483	$16.470	$14.769	$15.134	$14.155	$10.652	$8.632	$10.342	$-
Accumulation unit value at end of period	$20.229	$15.632	$18.483	$16.470	$14.769	$15.134	$14.155	$10.652	$8.632	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.509	$18.356	$16.374	$14.696	$15.076	$14.114	$10.632	$8.624	$10.340	$-
Accumulation unit value at end of period	$20.050	$15.509	$18.356	$16.374	$14.696	$15.076	$14.114	$10.632	$8.624	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.266	$18.105	$16.182	$14.553	$14.959	$14.033	$10.592	$8.609	$10.336	$-
Accumulation unit value at end of period	$19.697	$15.266	$18.105	$16.182	$14.553	$14.959	$14.033	$10.592	$8.609	$-
Number of accumulation units outstanding at end of period (in thousands)	6	1	2	2	1	2	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.027	$17.858	$15.993	$14.412	$14.843	$13.952	$10.552	$8.593	$10.331	$-
Accumulation unit value at end of period	$19.349	$15.027	$17.858	$15.993	$14.412	$14.843	$13.952	$10.552	$8.593	$-
Number of accumulation units outstanding at end of period (in thousands)	1	5	5	4	2	1	2	0	-	-
The Hartford Small Company Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.837	$19.679	$15.711	$15.415	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.726	$18.837	$19.679	$15.711	$15.415	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	7	25	52	50	-	-	-	-	-

APP I-258

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.077	$18.952	$15.183	$14.950	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.603	$18.077	$18.952	$15.183	$14.950	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.761	$18.649	$14.963	$14.755	$16.176	$15.268	$10.693	$9.332	$9.832	$8.017
Accumulation unit value at end of period	$24.136	$17.761	$18.649	$14.963	$14.755	$16.176	$15.268	$10.693	$9.332	$9.832
Number of accumulation units outstanding at end of period (in thousands)	3	-	2	-	2	5	4	4	19	21
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$35.710	$37.590	$30.234	$29.889	$32.848	$31.084	$21.823	$19.093	$20.168	$16.485
Accumulation unit value at end of period	$48.406	$35.710	$37.590	$30.234	$29.889	$32.848	$31.084	$21.823	$19.093	$20.168
Number of accumulation units outstanding at end of period (in thousands)	3	3	5	5	5	7	7	7	4	3
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.045	$17.960	$14.460	$14.309	$15.742	$14.911	$10.479	$9.177	$9.704	$7.940
Accumulation unit value at end of period	$23.082	$17.045	$17.960	$14.460	$14.309	$15.742	$14.911	$10.479	$9.177	$9.704
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	-	1	1	1
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.673	$36.608	$29.533	$29.283	$32.280	$30.637	$21.574	$18.932	$20.058	$16.445
Accumulation unit value at end of period	$46.859	$34.673	$36.608	$29.533	$29.283	$32.280	$30.637	$21.574	$18.932	$20.058
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	0	0	5	4
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.262	$17.204	$13.907	$13.817	$15.261	$14.514	$10.241	$9.004	$9.559	$7.853
Accumulation unit value at end of period	$21.934	$16.262	$17.204	$13.907	$13.817	$15.261	$14.514	$10.241	$9.004	$9.559
Number of accumulation units outstanding at end of period (in thousands)	6	7	10	11	12	11	9	8	8	4
The Hartford Total Return Bond Fund — Class R4
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.617	$14.831	$14.118	$13.616	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.062	$14.617	$14.831	$14.118	$13.616	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-259

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.029	$14.284	$13.645	$13.205	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.361	$14.029	$14.284	$13.645	$13.205	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	3	3	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.784	$14.056	$13.447	$13.033	$13.226	$12.616	$12.931	$12.127	$11.468	$-
Accumulation unit value at end of period	$15.070	$13.784	$14.056	$13.447	$13.033	$13.226	$12.616	$12.931	$12.127	$-
Number of accumulation units outstanding at end of period (in thousands)	18	17	16	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.033	$14.346	$13.758	$13.368	$13.600	$13.006	$13.363	$12.564	$11.911	$-
Accumulation unit value at end of period	$15.304	$14.033	$14.346	$13.758	$13.368	$13.600	$13.006	$13.363	$12.564	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	13	11	7	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.228	$13.537	$12.996	$12.640	$12.872	$12.322	$12.673	$11.927	$11.318	$-
Accumulation unit value at end of period	$14.412	$13.228	$13.537	$12.996	$12.640	$12.872	$12.322	$12.673	$11.927	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.625	$13.971	$13.439	$13.097	$13.365	$12.819	$13.211	$12.458	$11.846	$-
Accumulation unit value at end of period	$14.815	$13.625	$13.971	$13.439	$13.097	$13.365	$12.819	$13.211	$12.458	$-
Number of accumulation units outstanding at end of period (in thousands)	-	4	4	3	2	2	6	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.621	$12.968	$12.499	$12.205	$12.479	$11.994	$12.385	$11.702	$11.149	$-
Accumulation unit value at end of period	$13.695	$12.621	$12.968	$12.499	$12.205	$12.479	$11.994	$12.385	$11.702	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	4	4	4	4	7	3	-
The Hartford Total Return Bond Fund — Class R5
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.040	$15.273	$14.449	$13.893	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.673	$15.040	$15.273	$14.449	$13.893	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-260

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.439	$14.715	$13.969	$13.479	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.951	$14.439	$14.715	$13.969	$13.479	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.189	$14.482	$13.769	$13.305	$13.463	$12.804	$13.072	$12.233	$11.523	$-
Accumulation unit value at end of period	$15.651	$14.189	$14.482	$13.769	$13.305	$13.463	$12.804	$13.072	$12.233	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	5	1	1	1	0	1	0	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.782	$14.102	$13.441	$13.021	$13.208	$12.593	$12.889	$12.092	$11.418	$-
Accumulation unit value at end of period	$15.164	$13.782	$14.102	$13.441	$13.021	$13.208	$12.593	$12.889	$12.092	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	2	6	2	2	4	2	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.623	$13.953	$13.312	$12.909	$13.108	$12.510	$12.816	$12.036	$11.377	$-
Accumulation unit value at end of period	$14.974	$13.623	$13.953	$13.312	$12.909	$13.108	$12.510	$12.816	$12.036	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.309	$13.659	$13.058	$12.688	$12.909	$12.345	$12.672	$11.924	$11.294	$-
Accumulation unit value at end of period	$14.600	$13.309	$13.659	$13.058	$12.688	$12.909	$12.345	$12.672	$11.924	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	3	3	8	7	10	9	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.003	$13.372	$12.808	$12.470	$12.713	$12.182	$12.530	$11.814	$11.212	$-
Accumulation unit value at end of period	$14.235	$13.003	$13.372	$12.808	$12.470	$12.713	$12.182	$12.530	$11.814	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	0	0	1	-
Thornburg Core Growth Fund — Class R3
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.718	$17.186	$13.883	$14.233	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.519	$16.718	$17.186	$13.883	$14.233	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-261

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.147	$16.657	$13.502	$13.892	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.711	$16.147	$16.657	$13.502	$13.892	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	2	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.273	$17.845	$14.487	$14.928	$14.612	$14.685	$10.360	$8.580	$8.514	$-
Accumulation unit value at end of period	$22.122	$17.273	$17.845	$14.487	$14.928	$14.612	$14.685	$10.360	$8.580	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	5	6	7	9	19	29	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.324	$15.872	$12.918	$13.343	$13.094	$13.193	$9.331	$7.746	$7.706	$-
Accumulation unit value at end of period	$19.578	$15.324	$15.872	$12.918	$13.343	$13.094	$13.193	$9.331	$7.746	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	2	2	1	0	0	0	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.087	$20.826	$16.966	$17.543	$17.232	$17.379	$12.304	$10.225	$10.182	$-
Accumulation unit value at end of period	$25.636	$20.087	$20.826	$16.966	$17.543	$17.232	$17.379	$12.304	$10.225	$-
Number of accumulation units outstanding at end of period (in thousands)	7	3	3	-	-	1	1	1	2	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.800	$15.375	$12.551	$13.003	$12.799	$12.934	$9.175	$7.640	$7.623	$-
Accumulation unit value at end of period	$18.851	$14.800	$15.375	$12.551	$13.003	$12.799	$12.934	$9.175	$7.640	$-
Number of accumulation units outstanding at end of period (in thousands)	-	6	5	9	13	20	20	16	17	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.103	$19.886	$16.265	$16.885	$16.653	$16.862	$11.986	$10.001	$9.998	$-
Accumulation unit value at end of period	$24.284	$19.103	$19.886	$16.265	$16.885	$16.653	$16.862	$11.986	$10.001	$-
Number of accumulation units outstanding at end of period (in thousands)	6	10	10	13	11	10	10	18	17	-
Thornburg Core Growth Fund — Class R4
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.383	$40.438	$32.642	$33.424	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$50.744	$39.383	$40.438	$32.642	$33.424	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-262

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$38.053	$39.209	$31.761	$32.635	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$48.858	$38.053	$39.209	$31.761	$32.635	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$37.496	$38.694	$31.390	$32.303	$31.591	$31.715	$22.353	$18.493	$18.327	$-
Accumulation unit value at end of period	$48.071	$37.496	$38.694	$31.390	$32.303	$31.591	$31.715	$22.353	$18.493	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$36.587	$37.851	$30.783	$31.757	$31.134	$31.335	$22.141	$18.363	$18.244	$-
Accumulation unit value at end of period	$46.788	$36.587	$37.851	$30.783	$31.757	$31.134	$31.335	$22.141	$18.363	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	5	4	5	4	0	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$36.229	$37.519	$30.543	$31.541	$30.954	$31.184	$22.056	$18.311	$18.211	$-
Accumulation unit value at end of period	$46.284	$36.229	$37.519	$30.543	$31.541	$30.954	$31.184	$22.056	$18.311	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$35.524	$36.863	$30.069	$31.114	$30.595	$30.885	$21.888	$18.208	$18.145	$-
Accumulation unit value at end of period	$45.293	$35.524	$36.863	$30.069	$31.114	$30.595	$30.885	$21.888	$18.208	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	4	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.833	$36.219	$29.602	$30.692	$30.241	$30.589	$21.721	$18.106	$18.079	$-
Accumulation unit value at end of period	$44.324	$34.833	$36.219	$29.602	$30.692	$30.241	$30.589	$21.721	$18.106	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
Thornburg International Value Fund — Class R3
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.881	$13.640	$10.931	$11.255	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.970	$10.881	$13.640	$10.931	$11.255	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	5	-	-	-	-	-	-	-

APP I-263

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$8.990	$11.308	$9.094	$9.397	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.501	$8.990	$11.308	$9.094	$9.397	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	9	11	26	26	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.268	$12.935	$10.418	$10.781	$10.216	$10.929	$9.543	$8.327	$9.671	$8.556
Accumulation unit value at end of period	$13.117	$10.268	$12.935	$10.418	$10.781	$10.216	$10.929	$9.543	$8.327	$9.671
Number of accumulation units outstanding at end of period (in thousands)	38	43	37	53	63	102	80	126	130	56
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.974	$12.597	$10.171	$10.551	$10.023	$10.750	$9.411	$8.232	$9.584	$8.500
Accumulation unit value at end of period	$12.710	$9.974	$12.597	$10.171	$10.551	$10.023	$10.750	$9.411	$8.232	$9.584
Number of accumulation units outstanding at end of period (in thousands)	14	12	17	15	16	16	15	43	53	76
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.513	$17.084	$13.807	$14.338	$13.634	$14.637	$12.826	$11.231	$13.089	$11.620
Accumulation unit value at end of period	$17.202	$13.513	$17.084	$13.807	$14.338	$13.634	$14.637	$12.826	$11.231	$13.089
Number of accumulation units outstanding at end of period (in thousands)	17	18	17	17	17	20	18	19	40	36
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.633	$12.203	$9.882	$10.282	$9.797	$10.539	$9.253	$8.119	$9.481	$8.434
Accumulation unit value at end of period	$12.238	$9.633	$12.203	$9.882	$10.282	$9.797	$10.539	$9.253	$8.119	$9.481
Number of accumulation units outstanding at end of period (in thousands)	14	15	22	29	27	32	18	22	17	36
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.851	$16.313	$13.237	$13.801	$13.176	$14.202	$12.494	$10.984	$12.853	$11.456
Accumulation unit value at end of period	$16.295	$12.851	$16.313	$13.237	$13.801	$13.176	$14.202	$12.494	$10.984	$12.853
Number of accumulation units outstanding at end of period (in thousands)	23	24	29	35	33	36	46	53	57	47
Thornburg International Value Fund — Class R4
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.926	$26.182	$20.935	$21.522	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.926	$20.926	$26.182	$20.935	$21.522	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	25	4	4	4	-	-	-	-	-

APP I-264

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.219	$25.386	$20.370	$21.014	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.925	$20.219	$25.386	$20.370	$21.014	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.923	$25.052	$20.133	$20.800	$19.664	$20.998	$18.303	$15.939	$18.469	$-
Accumulation unit value at end of period	$25.508	$19.923	$25.052	$20.133	$20.800	$19.664	$20.998	$18.303	$15.939	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	5	9	5	12	33	38	33	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.439	$24.506	$19.743	$20.448	$19.380	$20.746	$18.129	$15.827	$18.385	$-
Accumulation unit value at end of period	$24.827	$19.439	$24.506	$19.743	$20.448	$19.380	$20.746	$18.129	$15.827	$-
Number of accumulation units outstanding at end of period (in thousands)	1	5	5	5	5	9	6	5	3	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.249	$24.291	$19.589	$20.309	$19.268	$20.646	$18.059	$15.782	$18.351	$-
Accumulation unit value at end of period	$24.560	$19.249	$24.291	$19.589	$20.309	$19.268	$20.646	$18.059	$15.782	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	2	5	2	2	3	2	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.875	$23.866	$19.285	$20.034	$19.045	$20.448	$17.922	$15.694	$18.285	$-
Accumulation unit value at end of period	$24.034	$18.875	$23.866	$19.285	$20.034	$19.045	$20.448	$17.922	$15.694	$-
Number of accumulation units outstanding at end of period (in thousands)	9	9	7	2	2	13	15	8	4	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.508	$23.449	$18.986	$19.762	$18.824	$20.252	$17.785	$15.605	$18.218	$-
Accumulation unit value at end of period	$23.519	$18.508	$23.449	$18.986	$19.762	$18.824	$20.252	$17.785	$15.605	$-
Number of accumulation units outstanding at end of period (in thousands)	12	12	12	17	20	19	19	22	19	-
Thornburg Value Fund — Class R3
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.444	$18.215	$14.766	$13.846	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.190	$16.444	$18.215	$14.766	$13.846	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	4	8	-	-	-	-	-	-	-

APP I-265

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.114	$17.912	$14.571	$13.711	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.692	$16.114	$17.912	$14.571	$13.711	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	8	7	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.517	$17.274	$14.074	$13.262	$12.884	$11.612	$8.362	$7.595	$8.824	$-
Accumulation unit value at end of period	$19.896	$15.517	$17.274	$14.074	$13.262	$12.884	$11.612	$8.362	$7.595	$-
Number of accumulation units outstanding at end of period (in thousands)	3	5	9	8	7	6	5	5	5	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.073	$16.822	$13.740	$12.980	$12.642	$11.422	$8.246	$7.508	$8.745	$-
Accumulation unit value at end of period	$19.278	$15.073	$16.822	$13.740	$12.980	$12.642	$11.422	$8.246	$7.508	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	3	2	2	2	1	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.786	$22.104	$18.072	$17.090	$16.661	$15.068	$10.889	$9.924	$11.571	$-
Accumulation unit value at end of period	$25.281	$19.786	$22.104	$18.072	$17.090	$16.661	$15.068	$10.889	$9.924	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	3	3	3	1	1	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.557	$16.296	$13.350	$12.649	$12.356	$11.198	$8.108	$7.405	$8.651	$-
Accumulation unit value at end of period	$18.563	$14.557	$16.296	$13.350	$12.649	$12.356	$11.198	$8.108	$7.405	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	5	8	5	4	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.817	$21.107	$17.325	$16.449	$16.101	$14.620	$10.607	$9.706	$11.362	$-
Accumulation unit value at end of period	$23.947	$18.817	$21.107	$17.325	$16.449	$16.101	$14.620	$10.607	$9.706	$-
Number of accumulation units outstanding at end of period (in thousands)	6	7	7	11	10	11	11	17	15	-
Thornburg Value Fund — Class R4
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.850	$41.880	$33.914	$31.771	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$48.818	$37.850	$41.880	$33.914	$31.771	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-266

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$36.571	$40.608	$32.999	$31.022	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$47.003	$36.571	$40.608	$32.999	$31.022	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.036	$40.075	$32.614	$30.706	$29.799	$26.831	$19.304	$17.510	$20.328	$-
Accumulation unit value at end of period	$46.247	$36.036	$40.075	$32.614	$30.706	$29.799	$26.831	$19.304	$17.510	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$35.162	$39.201	$31.982	$30.187	$29.369	$26.509	$19.121	$17.387	$20.236	$-
Accumulation unit value at end of period	$45.012	$35.162	$39.201	$31.982	$30.187	$29.369	$26.509	$19.121	$17.387	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.819	$38.857	$31.733	$29.981	$29.198	$26.382	$19.048	$17.338	$20.199	$-
Accumulation unit value at end of period	$44.528	$34.819	$38.857	$31.733	$29.981	$29.198	$26.382	$19.048	$17.338	$-
Number of accumulation units outstanding at end of period (in thousands)	19	21	21	20	19	19	18	18	19	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.141	$38.178	$31.241	$29.575	$28.860	$26.129	$18.903	$17.241	$20.125	$-
Accumulation unit value at end of period	$43.574	$34.141	$38.178	$31.241	$29.575	$28.860	$26.129	$18.903	$17.241	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	1	1	1	1	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.477	$37.511	$30.756	$29.174	$28.526	$25.878	$18.759	$17.144	$20.052	$-
Accumulation unit value at end of period	$42.641	$33.477	$37.511	$30.756	$29.174	$28.526	$25.878	$18.759	$17.144	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	1	2	2	3	3	2	-
TIAA-CREF Bond Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.241	$11.282	$10.936	$10.708	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.155	$11.241	$11.282	$10.936	$10.708	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-267

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.970	$11.049	$10.748	$10.560	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.820	$10.970	$11.049	$10.748	$10.560	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.856	$10.950	$10.668	$10.498	$10.521	$10.002	$10.318	$10.000	$-	$-
Accumulation unit value at end of period	$11.680	$10.856	$10.950	$10.668	$10.498	$10.521	$10.002	$10.318	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	10	8	-	4	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.669	$10.788	$10.536	$10.394	$10.443	$9.953	$10.294	$10.000	$-	$-
Accumulation unit value at end of period	$11.450	$10.669	$10.788	$10.536	$10.394	$10.443	$9.953	$10.294	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	13	12	11	11	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.595	$10.724	$10.484	$10.353	$10.412	$9.933	$10.284	$10.000	$-	$-
Accumulation unit value at end of period	$11.359	$10.595	$10.724	$10.484	$10.353	$10.412	$9.933	$10.284	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.448	$10.597	$10.381	$10.271	$10.350	$9.894	$10.264	$10.000	$-	$-
Accumulation unit value at end of period	$11.179	$10.448	$10.597	$10.381	$10.271	$10.350	$9.894	$10.264	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$10.000	$-	$-
Accumulation unit value at end of period	$11.003	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	-	-	-	-	-	-	-	-
TIAA-CREF Equity Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.596	$22.863	$18.918	$16.824	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.202	$21.596	$22.863	$18.918	$16.824	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	90	92	85	81	-	-	-	-	-	-

APP I-268

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.076	$22.391	$18.592	$16.592	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.427	$21.076	$22.391	$18.592	$16.592	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.857	$22.192	$18.454	$16.493	$16.542	$14.816	$11.183	$10.000	$-	$-
Accumulation unit value at end of period	$27.101	$20.857	$22.192	$18.454	$16.493	$16.542	$14.816	$11.183	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	37	36	28	11	6	4	2	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.497	$21.864	$18.227	$16.331	$16.420	$14.743	$11.156	$10.000	$-	$-
Accumulation unit value at end of period	$26.567	$20.497	$21.864	$18.227	$16.331	$16.420	$14.743	$11.156	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	8	7	6	6	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.355	$21.734	$18.136	$16.266	$16.371	$14.714	$11.146	$10.000	$-	$-
Accumulation unit value at end of period	$26.356	$20.355	$21.734	$18.136	$16.266	$16.371	$14.714	$11.146	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	4	4	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.073	$21.477	$17.957	$16.137	$16.275	$14.657	$11.124	$10.000	$-	$-
Accumulation unit value at end of period	$25.939	$20.073	$21.477	$17.957	$16.137	$16.275	$14.657	$11.124	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	3	1	1	0	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$10.000	$-	$-
Accumulation unit value at end of period	$25.530	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	5	3	3	3	-	-	-	-	-
TIAA-CREF Large-Cap Growth Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.980	$24.421	$18.816	$17.626	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.602	$23.980	$24.421	$18.816	$17.626	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	82	87	81	82	2	-	-	-	-	-

APP I-269

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.403	$23.917	$18.492	$17.383	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.705	$23.403	$23.917	$18.492	$17.383	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.159	$23.704	$18.355	$17.280	$16.492	$14.703	$11.108	$10.000	$-	$-
Accumulation unit value at end of period	$31.329	$23.159	$23.704	$18.355	$17.280	$16.492	$14.703	$11.108	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	14	13	11	4	3	2	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.760	$23.354	$18.129	$17.110	$16.370	$14.631	$11.081	$10.000	$-	$-
Accumulation unit value at end of period	$30.711	$22.760	$23.354	$18.129	$17.110	$16.370	$14.631	$11.081	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.602	$23.215	$18.039	$17.042	$16.322	$14.602	$11.070	$10.000	$-	$-
Accumulation unit value at end of period	$30.468	$22.602	$23.215	$18.039	$17.042	$16.322	$14.602	$11.070	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.289	$22.940	$17.861	$16.907	$16.225	$14.545	$11.049	$10.000	$-	$-
Accumulation unit value at end of period	$29.986	$22.289	$22.940	$17.861	$16.907	$16.225	$14.545	$11.049	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$10.000	$-	$-
Accumulation unit value at end of period	$29.512	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	11	7	3	-	-	0	-	-	-
TIAA-CREF Large-Cap Value Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.623	$21.453	$18.934	$16.185	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.743	$19.623	$21.453	$18.934	$16.185	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	106	103	96	87	47	-	-	-	-	-
APP I-270

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.150	$21.010	$18.608	$15.962	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.062	$19.150	$21.010	$18.608	$15.962	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.951	$20.823	$18.470	$15.867	$16.630	$14.777	$11.249	$10.000	$-	$-
Accumulation unit value at end of period	$23.777	$18.951	$20.823	$18.470	$15.867	$16.630	$14.777	$11.249	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	8	7	6	1	1	0	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.624	$20.515	$18.242	$15.711	$16.507	$14.705	$11.221	$10.000	$-	$-
Accumulation unit value at end of period	$23.308	$18.624	$20.515	$18.242	$15.711	$16.507	$14.705	$11.221	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.494	$20.393	$18.152	$15.649	$16.458	$14.676	$11.211	$10.000	$-	$-
Accumulation unit value at end of period	$23.123	$18.494	$20.393	$18.152	$15.649	$16.458	$14.676	$11.211	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.239	$20.152	$17.973	$15.525	$16.361	$14.618	$11.189	$10.000	$-	$-
Accumulation unit value at end of period	$22.757	$18.239	$20.152	$17.973	$15.525	$16.361	$14.618	$11.189	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	1	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$10.000	$-	$-
Accumulation unit value at end of period	$22.398	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	8	-	-	-	0	-	-	-
Timothy Plan Large/Mid-Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.888	$25.124	$21.381	$19.703	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.038	$22.888	$25.124	$21.381	$19.703	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	-	-	-	-

APP I-271

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.191	$24.444	$20.875	$19.304	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.054	$22.191	$24.444	$20.875	$19.304	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.898	$24.159	$20.662	$19.136	$19.640	$17.772	$13.541	$12.023	$11.993	$-
Accumulation unit value at end of period	$27.643	$21.898	$24.159	$20.662	$19.136	$19.640	$17.772	$13.541	$12.023	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	6	-	-	2	0	0	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.419	$23.690	$20.312	$18.858	$19.404	$17.602	$13.445	$11.968	$11.967	$-
Accumulation unit value at end of period	$26.971	$21.419	$23.690	$20.312	$18.858	$19.404	$17.602	$13.445	$11.968	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.231	$23.505	$20.173	$18.748	$19.310	$17.535	$13.407	$11.946	$11.957	$-
Accumulation unit value at end of period	$26.707	$21.231	$23.505	$20.173	$18.748	$19.310	$17.535	$13.407	$11.946	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	5	-	2	1	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.859	$23.139	$19.899	$18.530	$19.124	$17.400	$13.331	$11.902	$11.937	$-
Accumulation unit value at end of period	$26.186	$20.859	$23.139	$19.899	$18.530	$19.124	$17.400	$13.331	$11.902	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	4	4	3	7	5	3	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858	$11.917	$-
Accumulation unit value at end of period	$25.676	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	1	1	2	2	1	-
UBS Dynamic Alpha Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.748	$17.852	$17.142	$17.469	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.073	$16.748	$17.852	$17.142	$17.469	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-272

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.182	$17.309	$16.679	$17.057	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.401	$16.182	$17.309	$16.679	$17.057	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.945	$17.082	$16.484	$16.883	$18.218	$17.747	$16.864	$14.869	$15.191	$-
Accumulation unit value at end of period	$17.121	$15.945	$17.082	$16.484	$16.883	$18.218	$17.747	$16.864	$14.869	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.558	$16.709	$16.165	$16.598	$17.955	$17.534	$16.703	$14.764	$15.122	$-
Accumulation unit value at end of period	$16.664	$15.558	$16.709	$16.165	$16.598	$17.955	$17.534	$16.703	$14.764	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.406	$16.563	$16.039	$16.485	$17.851	$17.450	$16.640	$14.723	$15.094	$-
Accumulation unit value at end of period	$16.485	$15.406	$16.563	$16.039	$16.485	$17.851	$17.450	$16.640	$14.723	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.106	$16.273	$15.791	$16.262	$17.644	$17.283	$16.513	$14.640	$15.039	$-
Accumulation unit value at end of period	$16.132	$15.106	$16.273	$15.791	$16.262	$17.644	$17.283	$16.513	$14.640	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.812	$15.989	$15.545	$16.041	$17.440	$17.117	$16.387	$14.557	$14.985	$-
Accumulation unit value at end of period	$15.786	$14.812	$15.989	$15.545	$16.041	$17.440	$17.117	$16.387	$14.557	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
UBS Global Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.481	$13.526	$11.595	$11.436	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.819	$12.481	$13.526	$11.595	$11.436	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-273

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.409	$13.495	$11.609	$11.490	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.682	$12.409	$13.495	$11.609	$11.490	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.777	$12.827	$11.051	$10.954	$11.229	$10.627	$9.683	$8.660	$9.430	$-
Accumulation unit value at end of period	$13.914	$11.777	$12.827	$11.051	$10.954	$11.229	$10.627	$9.683	$8.660	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.763	$12.844	$11.093	$11.023	$11.328	$10.748	$9.817	$8.803	$9.609	$-
Accumulation unit value at end of period	$13.862	$11.763	$12.844	$11.093	$11.023	$11.328	$10.748	$9.817	$8.803	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.463	$14.715	$12.722	$12.655	$13.017	$12.363	$11.304	$10.146	$11.086	$-
Accumulation unit value at end of period	$15.850	$13.463	$14.715	$12.722	$12.655	$13.017	$12.363	$11.304	$10.146	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.049	$12.101	$10.482	$10.448	$10.768	$10.248	$9.389	$8.444	$9.244	$-
Accumulation unit value at end of period	$12.981	$11.049	$12.101	$10.482	$10.448	$10.768	$10.248	$9.389	$8.444	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.804	$14.051	$12.197	$12.180	$12.579	$11.995	$11.012	$9.923	$10.886	$-
Accumulation unit value at end of period	$15.014	$12.804	$14.051	$12.197	$12.180	$12.579	$11.995	$11.012	$9.923	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
UBS U.S. Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.592	$16.928	$14.664	$13.803	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.243	$15.592	$16.928	$14.664	$13.803	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-274

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.315	$17.776	$15.452	$14.596	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.065	$16.315	$17.776	$15.452	$14.596	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.713	$16.054	$13.976	$13.222	$13.159	$12.059	$9.958	$8.899	$8.914	$-
Accumulation unit value at end of period	$18.067	$14.713	$16.054	$13.976	$13.222	$13.159	$12.059	$9.958	$8.899	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.292	$15.634	$13.645	$12.940	$12.911	$11.862	$9.820	$8.797	$8.834	$-
Accumulation unit value at end of period	$17.507	$14.292	$15.634	$13.645	$12.940	$12.911	$11.862	$9.820	$8.797	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.825	$18.424	$16.096	$15.280	$15.260	$14.034	$11.630	$10.430	$10.483	$-
Accumulation unit value at end of period	$20.590	$16.825	$18.424	$16.096	$15.280	$15.260	$14.034	$11.630	$10.430	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.803	$15.145	$13.257	$12.610	$12.619	$11.629	$9.656	$8.677	$8.739	$-
Accumulation unit value at end of period	$16.857	$13.803	$15.145	$13.257	$12.610	$12.619	$11.629	$9.656	$8.677	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.001	$17.592	$15.430	$14.707	$14.747	$13.617	$11.329	$10.200	$10.294	$-
Accumulation unit value at end of period	$19.503	$16.001	$17.592	$15.430	$14.707	$14.747	$13.617	$11.329	$10.200	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	-	-	-	-
Victory Diversified Stock Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.109	$25.517	$20.042	$19.320	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.575	$22.109	$25.517	$20.042	$19.320	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-275

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.100	$26.755	$21.087	$20.399	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.752	$23.100	$26.755	$21.087	$20.399	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.600	$26.216	$20.693	$20.047	$20.750	$18.937	$14.154	$12.216	$13.141	$11.713
Accumulation unit value at end of period	$29.064	$22.600	$26.216	$20.693	$20.047	$20.750	$18.937	$14.154	$12.216	$13.141
Number of accumulation units outstanding at end of period (in thousands)	3	3	1	2	5	5	6	17	16	10
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.085	$17.543	$13.882	$13.482	$13.990	$12.799	$9.591	$8.298	$8.949	$7.997
Accumulation unit value at end of period	$19.352	$15.085	$17.543	$13.882	$13.482	$13.990	$12.799	$9.591	$8.298	$8.949
Number of accumulation units outstanding at end of period (in thousands)	2	2	4	2	12	11	10	8	11	12
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.475	$24.998	$19.801	$19.250	$19.995	$18.311	$13.735	$11.896	$12.842	$11.486
Accumulation unit value at end of period	$27.521	$21.475	$24.998	$19.801	$19.250	$19.995	$18.311	$13.735	$11.896	$12.842
Number of accumulation units outstanding at end of period (in thousands)	6	16	16	16	19	17	16	14	13	16
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.569	$16.994	$13.487	$13.138	$13.674	$12.548	$9.431	$8.184	$8.853	$7.934
Accumulation unit value at end of period	$18.633	$14.569	$16.994	$13.487	$13.138	$13.674	$12.548	$9.431	$8.184	$8.853
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	4	6	7	4
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.257	$23.676	$18.828	$18.378	$19.165	$17.622	$13.271	$11.540	$12.507	$11.232
Accumulation unit value at end of period	$25.856	$20.257	$23.676	$18.828	$18.378	$19.165	$17.622	$13.271	$11.540	$12.507
Number of accumulation units outstanding at end of period (in thousands)	3	5	5	6	6	12	12	15	19	16
Victory Munder Mid-Cap Core Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$52.402	$60.825	$48.988	$45.751	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$66.051	$52.402	$60.825	$48.988	$45.751	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	5	6	1	1	-	-	-	-	-

APP I-276

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.691	$26.431	$21.361	$20.020	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.501	$22.691	$26.431	$21.361	$20.020	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	13	11	15	31	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.037	$25.709	$20.809	$19.531	$20.577	$18.817	$14.179	$12.313	$12.505	$-
Accumulation unit value at end of period	$27.639	$22.037	$25.709	$20.809	$19.531	$20.577	$18.817	$14.179	$12.313	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	6	-	-	0	0	1	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$35.190	$41.156	$33.395	$31.423	$33.188	$30.426	$22.983	$20.009	$20.372	$-
Accumulation unit value at end of period	$44.025	$35.190	$41.156	$33.395	$31.423	$33.188	$30.426	$22.983	$20.009	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.023	$24.612	$19.990	$18.828	$19.906	$18.268	$13.813	$12.038	$12.268	$-
Accumulation unit value at end of period	$26.274	$21.023	$24.612	$19.990	$18.828	$19.906	$18.268	$13.813	$12.038	$-
Number of accumulation units outstanding at end of period (in thousands)	32	33	33	30	29	28	28	28	29	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.168	$40.082	$32.621	$30.786	$32.613	$29.989	$22.721	$19.841	$20.261	$-
Accumulation unit value at end of period	$42.618	$34.168	$40.082	$32.621	$30.786	$32.613	$29.989	$22.721	$19.841	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	-	0	2	2	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.122	$23.653	$19.288	$18.240	$19.361	$17.839	$13.542	$11.849	$12.124	$-
Accumulation unit value at end of period	$25.049	$20.122	$23.653	$19.288	$18.240	$19.361	$17.839	$13.542	$11.849	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	3	3	3	6	6	5	5	-
Victory Special Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.138	$22.081	$17.504	$16.857	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.512	$19.138	$22.081	$17.504	$16.857	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	2	3	-	-	-	-	-	-	-

APP I-277

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.648	$20.433	$16.254	$15.708	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.524	$17.648	$20.433	$16.254	$15.708	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	7	8	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.062	$20.944	$16.686	$16.149	$16.827	$15.866	$12.201	$11.130	$12.517	$10.454
Accumulation unit value at end of period	$23.018	$18.062	$20.944	$16.686	$16.149	$16.827	$15.866	$12.201	$11.130	$12.517
Number of accumulation units outstanding at end of period (in thousands)	16	17	20	21	26	23	22	21	41	22
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.171	$14.149	$11.300	$10.964	$11.453	$10.826	$8.346	$7.633	$8.605	$7.205
Accumulation unit value at end of period	$15.473	$12.171	$14.149	$11.300	$10.964	$11.453	$10.826	$8.346	$7.633	$8.605
Number of accumulation units outstanding at end of period (in thousands)	11	15	15	16	13	15	19	21	22	28
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.231	$20.050	$16.029	$15.568	$16.279	$15.403	$11.886	$10.881	$12.280	$10.292
Accumulation unit value at end of period	$21.882	$17.231	$20.050	$16.029	$15.568	$16.279	$15.403	$11.886	$10.881	$12.280
Number of accumulation units outstanding at end of period (in thousands)	8	9	9	5	5	8	8	14	18	26
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.755	$13.706	$10.979	$10.685	$11.195	$10.614	$8.207	$7.528	$8.512	$7.149
Accumulation unit value at end of period	$14.898	$11.755	$13.706	$10.979	$10.685	$11.195	$10.614	$8.207	$7.528	$8.512
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	6	7	12	34	35	29	30
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.327	$19.076	$15.311	$14.930	$15.674	$14.890	$11.537	$10.603	$12.014	$10.110
Accumulation unit value at end of period	$20.652	$16.327	$19.076	$15.311	$14.930	$15.674	$14.890	$11.537	$10.603	$12.014
Number of accumulation units outstanding at end of period (in thousands)	14	14	16	21	24	26	26	30	38	32
Victory Sycamore Established Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$44.279	$49.325	$42.646	$35.345	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$56.836	$44.279	$49.325	$42.646	$35.345	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	162	191	188	147	126	-	-	-	-	-

APP I-278

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$42.783	$47.827	$41.495	$34.511	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$54.724	$42.783	$47.827	$41.495	$34.511	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	5	2	1	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$42.157	$47.199	$41.012	$34.160	$34.098	$30.625	$22.896	$20.522	$20.604	$-
Accumulation unit value at end of period	$53.843	$42.157	$47.199	$41.012	$34.160	$34.098	$30.625	$22.896	$20.522	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	2	4	4	11	5	0	0	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$41.134	$46.170	$40.218	$33.582	$33.605	$30.258	$22.678	$20.378	$20.511	$-
Accumulation unit value at end of period	$52.406	$41.134	$46.170	$40.218	$33.582	$33.605	$30.258	$22.678	$20.378	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	-	-	-	1	7	8	7	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$40.732	$45.765	$39.904	$33.354	$33.410	$30.113	$22.591	$20.321	$20.473	$-
Accumulation unit value at end of period	$51.842	$40.732	$45.765	$39.904	$33.354	$33.410	$30.113	$22.591	$20.321	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	2	1	0	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$39.940	$44.965	$39.285	$32.902	$33.023	$29.824	$22.419	$20.206	$20.399	$-
Accumulation unit value at end of period	$50.732	$39.940	$44.965	$39.285	$32.902	$33.023	$29.824	$22.419	$20.206	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.163	$44.179	$38.676	$32.456	$32.641	$29.538	$22.249	$20.093	$20.325	$-
Accumulation unit value at end of period	$49.646	$39.163	$44.179	$38.676	$32.456	$32.641	$29.538	$22.249	$20.093	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	3	3	3	2	2	1	1	-
Victory Sycamore Small Company Opportunity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.404	$26.686	$23.938	$18.463	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.874	$24.404	$26.686	$23.938	$18.463	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	33	74	83	81	82	-	-	-	-	-
APP I-279

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.509	$25.798	$23.222	$17.974	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.638	$23.509	$25.798	$23.222	$17.974	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	8	11	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.136	$25.427	$22.922	$17.768	$17.988	$16.983	$12.842	$11.507	$11.432	$9.454
Accumulation unit value at end of period	$29.124	$23.136	$25.427	$22.922	$17.768	$17.988	$16.983	$12.842	$11.507	$11.432
Number of accumulation units outstanding at end of period (in thousands)	25	24	22	25	25	33	36	40	28	32
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.527	$24.820	$22.431	$17.431	$17.690	$16.743	$12.692	$11.402	$11.356	$9.414
Accumulation unit value at end of period	$28.286	$22.527	$24.820	$22.431	$17.431	$17.690	$16.743	$12.692	$11.402	$11.356
Number of accumulation units outstanding at end of period (in thousands)	11	13	14	17	18	24	15	13	16	9
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.288	$24.581	$22.238	$17.298	$17.573	$16.649	$12.633	$11.360	$11.325	$9.399
Accumulation unit value at end of period	$27.958	$22.288	$24.581	$22.238	$17.298	$17.573	$16.649	$12.633	$11.360	$11.325
Number of accumulation units outstanding at end of period (in thousands)	15	17	20	20	19	17	17	22	44	41
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.817	$24.110	$21.855	$17.034	$17.340	$16.461	$12.516	$11.277	$11.265	$9.367
Accumulation unit value at end of period	$27.313	$21.817	$24.110	$21.855	$17.034	$17.340	$16.461	$12.516	$11.277	$11.265
Number of accumulation units outstanding at end of period (in thousands)	9	14	25	22	21	18	20	11	2	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.356	$23.649	$21.480	$16.775	$17.110	$16.275	$12.399	$11.194	$11.205	$9.336
Accumulation unit value at end of period	$26.683	$21.356	$23.649	$21.480	$16.775	$17.110	$16.275	$12.399	$11.194	$11.205
Number of accumulation units outstanding at end of period (in thousands)	26	28	31	35	33	30	24	28	20	8
Virtus Ceredex Large-Cap Value Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.454	$20.650	$17.817	$15.468	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.094	$18.454	$20.650	$17.817	$15.468	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-280

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.952	$20.158	$17.454	$15.205	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.356	$17.952	$20.158	$17.454	$15.205	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.741	$19.951	$17.300	$15.094	$15.963	$14.485	$10.876	$9.410	$10.356	$-
Accumulation unit value at end of period	$23.047	$17.741	$19.951	$17.300	$15.094	$15.963	$14.485	$10.876	$9.410	$-
Number of accumulation units outstanding at end of period (in thousands)	1	6	6	14	5	4	0	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.394	$19.611	$17.048	$14.911	$15.809	$14.381	$10.825	$9.390	$10.351	$-
Accumulation unit value at end of period	$22.540	$17.394	$19.611	$17.048	$14.911	$15.809	$14.381	$10.825	$9.390	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.258	$19.477	$16.948	$14.838	$15.747	$14.339	$10.804	$9.381	$10.349	$-
Accumulation unit value at end of period	$22.341	$17.258	$19.477	$16.948	$14.838	$15.747	$14.339	$10.804	$9.381	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.988	$19.210	$16.749	$14.694	$15.625	$14.257	$10.763	$9.365	$10.344	$-
Accumulation unit value at end of period	$21.947	$16.988	$19.210	$16.749	$14.694	$15.625	$14.257	$10.763	$9.365	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.722	$18.948	$16.554	$14.551	$15.504	$14.175	$10.723	$9.348	$10.340	$-
Accumulation unit value at end of period	$21.561	$16.722	$18.948	$16.554	$14.551	$15.504	$14.175	$10.723	$9.348	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	3	1	-	-	-	-	-	-
Virtus Ceredex Mid-Cap Value Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$44.261	$48.151	$43.290	$36.127	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$58.705	$44.261	$48.151	$43.290	$36.127	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-281

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$42.766	$46.688	$42.121	$35.275	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$56.524	$42.766	$46.688	$42.121	$35.275	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$42.140	$46.075	$41.630	$34.916	$37.439	$33.990	$26.099	$21.609	$23.489	$-
Accumulation unit value at end of period	$55.613	$42.140	$46.075	$41.630	$34.916	$37.439	$33.990	$26.099	$21.609	$-
Number of accumulation units outstanding at end of period (in thousands)	8	9	3	5	6	5	10	8	1	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$41.118	$45.070	$40.824	$34.325	$36.898	$33.582	$25.851	$21.457	$23.382	$-
Accumulation unit value at end of period	$54.129	$41.118	$45.070	$40.824	$34.325	$36.898	$33.582	$25.851	$21.457	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	-	-	-	4	4	3	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$40.716	$44.675	$40.506	$34.092	$36.684	$33.421	$25.752	$21.396	$23.340	$-
Accumulation unit value at end of period	$53.547	$40.716	$44.675	$40.506	$34.092	$36.684	$33.421	$25.752	$21.396	$-
Number of accumulation units outstanding at end of period (in thousands)	9	10	12	10	9	8	7	6	14	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$39.924	$43.894	$39.878	$33.630	$36.259	$33.100	$25.556	$21.276	$23.255	$-
Accumulation unit value at end of period	$52.400	$39.924	$43.894	$39.878	$33.630	$36.259	$33.100	$25.556	$21.276	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	1	1	1	1	0	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.148	$43.127	$39.259	$33.174	$35.839	$32.783	$25.362	$21.156	$23.170	$-
Accumulation unit value at end of period	$51.278	$39.148	$43.127	$39.259	$33.174	$35.839	$32.783	$25.362	$21.156	$-
Number of accumulation units outstanding at end of period (in thousands)	7	6	7	7	8	7	6	5	5	-
Virtus Ceredex Small-Cap Value Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.934	$45.746	$41.568	$32.280	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$46.808	$39.934	$45.746	$41.568	$32.280	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	2	2	-	-	-	-	-

APP I-282

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$38.585	$44.356	$40.446	$31.519	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$45.069	$38.585	$44.356	$40.446	$31.519	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$38.020	$43.773	$39.974	$31.198	$33.426	$32.991	$24.626	$21.249	$22.242	$-
Accumulation unit value at end of period	$44.343	$38.020	$43.773	$39.974	$31.198	$33.426	$32.991	$24.626	$21.249	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	1	4	1	11	2	2	3	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$37.098	$42.819	$39.201	$30.670	$32.943	$32.596	$24.392	$21.100	$22.141	$-
Accumulation unit value at end of period	$43.160	$37.098	$42.819	$39.201	$30.670	$32.943	$32.596	$24.392	$21.100	$-
Number of accumulation units outstanding at end of period (in thousands)	3	7	6	7	8	6	19	37	31	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$36.736	$42.443	$38.895	$30.462	$32.752	$32.439	$24.299	$21.040	$22.101	$-
Accumulation unit value at end of period	$42.695	$36.736	$42.443	$38.895	$30.462	$32.752	$32.439	$24.299	$21.040	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	1	2	1	2	3	5	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$36.021	$41.702	$38.292	$30.049	$32.373	$32.128	$24.114	$20.922	$22.020	$-
Accumulation unit value at end of period	$41.781	$36.021	$41.702	$38.292	$30.049	$32.373	$32.128	$24.114	$20.922	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	2	2	1	2	2	1	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$35.320	$40.973	$37.698	$29.642	$31.998	$31.820	$23.930	$20.804	$21.940	$-
Accumulation unit value at end of period	$40.886	$35.320	$40.973	$37.698	$29.642	$31.998	$31.820	$23.930	$20.804	$-
Number of accumulation units outstanding at end of period (in thousands)	7	9	9	10	9	10	9	7	5	-
Wells Fargo Asset Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.592	$15.032	$13.094	$12.508	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.279	$13.592	$15.032	$13.094	$12.508	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-283

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.248	$14.704	$12.853	$12.320	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.811	$13.248	$14.704	$12.853	$12.320	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	1	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.826	$14.256	$12.480	$11.981	$12.678	$12.692	$11.457	$10.434	$10.365	$-
Accumulation unit value at end of period	$15.284	$12.826	$14.256	$12.480	$11.981	$12.678	$12.692	$11.457	$10.434	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	-	-	4	3	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.459	$13.883	$12.184	$11.726	$12.439	$12.484	$11.298	$10.315	$10.272	$-
Accumulation unit value at end of period	$14.810	$12.459	$13.883	$12.184	$11.726	$12.439	$12.484	$11.298	$10.315	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	6	6	2	1	2	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.400	$16.063	$14.111	$13.594	$14.435	$14.502	$13.137	$12.006	$11.968	$-
Accumulation unit value at end of period	$17.101	$14.400	$16.063	$14.111	$13.594	$14.435	$14.502	$13.137	$12.006	$-
Number of accumulation units outstanding at end of period (in thousands)	1	4	4	4	7	3	-	-	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.032	$13.449	$11.838	$11.427	$12.159	$12.239	$11.109	$10.173	$10.161	$-
Accumulation unit value at end of period	$14.260	$12.032	$13.449	$11.838	$11.427	$12.159	$12.239	$11.109	$10.173	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	2	2	-	7	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.695	$15.338	$13.528	$13.084	$13.950	$14.071	$12.797	$11.742	$11.752	$-
Accumulation unit value at end of period	$16.199	$13.695	$15.338	$13.528	$13.084	$13.950	$14.071	$12.797	$11.742	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	6	5	5	7	6	12	7	-
Wells Fargo Core Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.661	$12.745	$12.355	$12.064	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.689	$12.661	$12.745	$12.355	$12.064	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-284

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.290	$12.414	$12.077	$11.834	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.241	$12.290	$12.414	$12.077	$11.834	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.134	$12.276	$11.959	$11.737	$11.770	$11.184	$11.502	$10.891	$10.116	$-
Accumulation unit value at end of period	$13.054	$12.134	$12.276	$11.959	$11.737	$11.770	$11.184	$11.502	$10.891	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.879	$12.048	$11.766	$11.576	$11.638	$11.086	$11.430	$10.850	$10.103	$-
Accumulation unit value at end of period	$12.747	$11.879	$12.048	$11.766	$11.576	$11.638	$11.086	$11.430	$10.850	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	5	5	2	2	2	2	2	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.778	$11.958	$11.690	$11.513	$11.586	$11.047	$11.402	$10.834	$10.098	$-
Accumulation unit value at end of period	$12.627	$11.778	$11.958	$11.690	$11.513	$11.586	$11.047	$11.402	$10.834	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.580	$11.779	$11.539	$11.386	$11.482	$10.970	$11.345	$10.801	$10.088	$-
Accumulation unit value at end of period	$12.389	$11.580	$11.779	$11.539	$11.386	$11.482	$10.970	$11.345	$10.801	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	3	3	4	4	4	3	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.384	$11.604	$11.390	$11.262	$11.379	$10.894	$11.288	$10.769	$10.077	$-
Accumulation unit value at end of period	$12.156	$11.384	$11.604	$11.390	$11.262	$11.379	$10.894	$11.288	$10.769	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	0	0	0	-
Wells Fargo Emerging Markets Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.742	$28.294	$21.050	$18.853	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.289	$23.742	$28.294	$21.050	$18.853	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	1	1	-	-	-	-	-

APP I-285

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.940	$27.435	$20.481	$18.408	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.163	$22.940	$27.435	$20.481	$18.408	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	7	8	9	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.605	$27.074	$20.243	$18.220	$21.141	$22.416	$23.128	$20.664	$24.194	$-
Accumulation unit value at end of period	$28.693	$22.605	$27.074	$20.243	$18.220	$21.141	$22.416	$23.128	$20.664	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	16	20	21	25	20	9	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.056	$26.484	$19.851	$17.912	$20.836	$22.148	$22.909	$20.518	$24.084	$-
Accumulation unit value at end of period	$27.927	$22.056	$26.484	$19.851	$17.912	$20.836	$22.148	$22.909	$20.518	$-
Number of accumulation units outstanding at end of period (in thousands)	10	14	12	11	11	9	8	8	6	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.841	$26.252	$19.696	$17.790	$20.715	$22.041	$22.821	$20.461	$24.040	$-
Accumulation unit value at end of period	$27.627	$21.841	$26.252	$19.696	$17.790	$20.715	$22.041	$22.821	$20.461	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	5	5	5	3	3	5	3	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.416	$25.793	$19.390	$17.549	$20.475	$21.830	$22.647	$20.345	$23.953	$-
Accumulation unit value at end of period	$27.035	$21.416	$25.793	$19.390	$17.549	$20.475	$21.830	$22.647	$20.345	$-
Number of accumulation units outstanding at end of period (in thousands)	15	16	30	32	27	18	16	11	5	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.999	$25.342	$19.089	$17.311	$20.238	$21.620	$22.475	$20.231	$23.866	$-
Accumulation unit value at end of period	$26.456	$20.999	$25.342	$19.089	$17.311	$20.238	$21.620	$22.475	$20.231	$-
Number of accumulation units outstanding at end of period (in thousands)	39	41	42	49	48	48	42	32	22	-
Wells Fargo International Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.997	$12.069	$9.728	$9.329	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.497	$9.997	$12.069	$9.728	$9.329	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-286

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$9.682	$11.730	$9.488	$9.130	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.096	$9.682	$11.730	$9.488	$9.130	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.433	$11.446	$9.272	$8.936	$8.778	$9.309	$7.772	$6.871	$8.008	$-
Accumulation unit value at end of period	$10.794	$9.433	$11.446	$9.272	$8.936	$8.778	$9.309	$7.772	$6.871	$-
Number of accumulation units outstanding at end of period (in thousands)	6	8	7	-	-	-	-	1	1	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.164	$11.146	$9.052	$8.746	$8.613	$9.157	$7.664	$6.792	$7.936	$-
Accumulation unit value at end of period	$10.459	$9.164	$11.146	$9.052	$8.746	$8.613	$9.157	$7.664	$6.792	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.014	$14.629	$11.891	$11.500	$11.338	$12.065	$10.109	$8.967	$10.488	$-
Accumulation unit value at end of period	$13.700	$12.014	$14.629	$11.891	$11.500	$11.338	$12.065	$10.109	$8.967	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$8.850	$10.797	$8.794	$8.523	$8.419	$8.977	$7.536	$6.699	$7.850	$-
Accumulation unit value at end of period	$10.071	$8.850	$10.797	$8.794	$8.523	$8.419	$8.977	$7.536	$6.699	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.425	$13.969	$11.400	$11.069	$10.957	$11.706	$9.847	$8.770	$10.299	$-
Accumulation unit value at end of period	$12.977	$11.425	$13.969	$11.400	$11.069	$10.957	$11.706	$9.847	$8.770	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
Wells Fargo Utility and Telecommunications Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.655	$29.688	$26.121	$23.197	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$39.084	$30.655	$29.688	$26.121	$23.197	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-287

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.619	$28.786	$25.416	$22.649	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$37.631	$29.619	$28.786	$25.416	$22.649	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.186	$28.408	$25.119	$22.419	$24.514	$21.196	$18.016	$16.622	$14.375	$-
Accumulation unit value at end of period	$37.025	$29.186	$28.408	$25.119	$22.419	$24.514	$21.196	$18.016	$16.622	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$28.478	$27.789	$24.633	$22.040	$24.160	$20.942	$17.844	$16.505	$14.310	$-
Accumulation unit value at end of period	$36.037	$28.478	$27.789	$24.633	$22.040	$24.160	$20.942	$17.844	$16.505	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.200	$27.545	$24.441	$21.890	$24.019	$20.841	$17.776	$16.458	$14.284	$-
Accumulation unit value at end of period	$35.649	$28.200	$27.545	$24.441	$21.890	$24.019	$20.841	$17.776	$16.458	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	1	1	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.651	$27.064	$24.062	$21.593	$23.741	$20.641	$17.641	$16.366	$14.232	$-
Accumulation unit value at end of period	$34.886	$27.651	$27.064	$24.062	$21.593	$23.741	$20.641	$17.641	$16.366	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.113	$26.591	$23.689	$21.300	$23.466	$20.443	$17.506	$16.273	$14.180	$-
Accumulation unit value at end of period	$34.139	$27.113	$26.591	$23.689	$21.300	$23.466	$20.443	$17.506	$16.273	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	2	1	1	-
Alger Capital Appreciation Institutional Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.005	$27.242	$20.793	$20.698	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.948	$27.005	$27.242	$20.793	$20.698	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	7	-	-	-	-	-
APP I-288

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$26.381	$26.707	$20.456	$20.433	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.995	$26.381	$26.707	$20.456	$20.433	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	8	8	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.180	$29.585	$22.694	$22.703	$21.479	$19.052	$14.204	$12.086	$12.273	$10.869
Accumulation unit value at end of period	$38.649	$29.180	$29.585	$22.694	$22.703	$21.479	$19.052	$14.204	$12.086	$12.273
Number of accumulation units outstanding at end of period (in thousands)	54	56	45	31	38	63	74	32	26	22
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$24.754	$25.160	$19.348	$19.404	$18.404	$16.366	$12.231	$10.433	$10.622	$9.430
Accumulation unit value at end of period	$32.705	$24.754	$25.160	$19.348	$19.404	$18.404	$16.366	$12.231	$10.433	$10.622
Number of accumulation units outstanding at end of period (in thousands)	9	14	14	14	18	9	37	31	28	2
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.461	$35.062	$26.989	$27.094	$25.724	$22.898	$17.130	$14.627	$14.906	$13.247
Accumulation unit value at end of period	$45.485	$34.461	$35.062	$26.989	$27.094	$25.724	$22.898	$17.130	$14.627	$14.906
Number of accumulation units outstanding at end of period (in thousands)	8	4	4	4	4	5	5	19	9	2
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$23.906	$24.372	$18.798	$18.909	$17.989	$16.044	$12.027	$10.290	$10.507	$9.357
Accumulation unit value at end of period	$31.491	$23.906	$24.372	$18.798	$18.909	$17.989	$16.044	$12.027	$10.290	$10.507
Number of accumulation units outstanding at end of period (in thousands)	26	35	36	37	32	31	31	31	19	9
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.773	$33.480	$25.874	$26.079	$24.859	$22.216	$16.687	$14.306	$14.637	$13.060
Accumulation unit value at end of period	$43.085	$32.773	$33.480	$25.874	$26.079	$24.859	$22.216	$16.687	$14.306	$14.637
Number of accumulation units outstanding at end of period (in thousands)	24	23	27	36	31	31	26	26	20	19
Alger Mid Cap Growth Institutional Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.676	$18.084	$13.959	$13.762	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.645	$16.676	$18.084	$13.959	$13.762	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	7	8	-	-	-	-	-	-	-

APP I-289

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.850	$17.248	$13.360	$13.217	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.500	$15.850	$17.248	$13.360	$13.217	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	10	8	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.736	$17.150	$13.304	$13.182	$13.432	$12.342	$9.107	$7.873	$8.577	$-
Accumulation unit value at end of period	$20.322	$15.736	$17.150	$13.304	$13.182	$13.432	$12.342	$9.107	$7.873	$-
Number of accumulation units outstanding at end of period (in thousands)	26	25	26	27	37	38	36	42	42	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.285	$16.701	$12.988	$12.901	$13.179	$12.140	$8.980	$7.783	$8.500	$-
Accumulation unit value at end of period	$19.691	$15.285	$16.701	$12.988	$12.901	$13.179	$12.140	$8.980	$7.783	$-
Number of accumulation units outstanding at end of period (in thousands)	12	13	12	6	8	5	2	3	3	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.814	$22.765	$17.722	$17.620	$18.018	$16.614	$12.301	$10.673	$11.668	$-
Accumulation unit value at end of period	$26.787	$20.814	$22.765	$17.722	$17.620	$18.018	$16.614	$12.301	$10.673	$-
Number of accumulation units outstanding at end of period (in thousands)	11	10	12	12	11	13	12	13	19	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.762	$16.178	$12.619	$12.572	$12.881	$11.902	$8.830	$7.676	$8.409	$-
Accumulation unit value at end of period	$18.960	$14.762	$16.178	$12.619	$12.572	$12.881	$11.902	$8.830	$7.676	$-
Number of accumulation units outstanding at end of period (in thousands)	5	8	11	20	20	18	19	16	12	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.795	$21.738	$16.990	$16.959	$17.412	$16.119	$11.983	$10.438	$11.457	$-
Accumulation unit value at end of period	$25.374	$19.795	$21.738	$16.990	$16.959	$17.412	$16.119	$11.983	$10.438	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	4	7	10	12	13	16	-
Alger Small Cap Growth Institutional Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.214	$20.209	$15.736	$14.689	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.233	$20.214	$20.209	$15.736	$14.689	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-290

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.406	$19.470	$15.214	$14.251	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.097	$19.406	$19.470	$15.214	$14.251	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	3	3	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.070	$19.162	$14.995	$14.067	$14.624	$14.734	$11.036	$9.866	$10.212	$-
Accumulation unit value at end of period	$24.626	$19.070	$19.162	$14.995	$14.067	$14.624	$14.734	$11.036	$9.866	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	8	8	7	4	6	6	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.249	$18.383	$14.421	$13.563	$14.134	$14.277	$10.720	$9.607	$9.969	$-
Accumulation unit value at end of period	$23.506	$18.249	$18.383	$14.421	$13.563	$14.134	$14.277	$10.720	$9.607	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	2	2	5	4	2	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.309	$18.462	$14.498	$13.648	$14.238	$14.396	$10.820	$9.707	$10.082	$-
Accumulation unit value at end of period	$23.559	$18.309	$18.462	$14.498	$13.648	$14.238	$14.396	$10.820	$9.707	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.624	$17.807	$14.011	$13.217	$13.815	$13.997	$10.541	$9.475	$9.862	$-
Accumulation unit value at end of period	$22.633	$17.624	$17.807	$14.011	$13.217	$13.815	$13.997	$10.541	$9.475	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	2	2	2	1	1	2	3	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.475	$17.692	$13.949	$13.184	$13.809	$14.018	$10.579	$9.528	$9.936	$-
Accumulation unit value at end of period	$22.397	$17.475	$17.692	$13.949	$13.184	$13.809	$14.018	$10.579	$9.528	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	4	4	4	6	5	4	-
Blackrock S&P 500 Index V.I. Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.357	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.254	$9.357	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	120	-	-	-	-	-	-	-	-

APP I-291

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$9.331	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.178	$9.331	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	72	68	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.320	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.146	$9.320	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	30	53	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.302	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.092	$9.302	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	16	16	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.295	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.070	$9.295	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	19	18	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.280	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.027	$9.280	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	20	22	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.266	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.984	$9.266	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	36	-	-	-	-	-	-	-	-
Hartford Balanced HLS Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.352	$18.361	$15.925	$15.053	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.252	$17.352	$18.361	$15.925	$15.053	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-292

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.672	$17.704	$15.409	$14.616	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.348	$16.672	$17.704	$15.409	$14.616	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.389	$17.430	$15.193	$14.432	$14.515	$13.321	$11.075	$9.961	$9.853	$-
Accumulation unit value at end of period	$19.972	$16.389	$17.430	$15.193	$14.432	$14.515	$13.321	$11.075	$9.961	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	8	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.927	$16.982	$14.839	$14.132	$14.248	$13.109	$10.926	$9.852	$9.769	$-
Accumulation unit value at end of period	$19.361	$15.927	$16.982	$14.839	$14.132	$14.248	$13.109	$10.926	$9.852	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.170	$19.392	$16.962	$16.170	$16.319	$15.030	$12.539	$11.318	$11.234	$-
Accumulation unit value at end of period	$22.066	$18.170	$19.392	$16.962	$16.170	$16.319	$15.030	$12.539	$11.318	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.391	$16.459	$14.426	$13.779	$13.934	$12.859	$10.750	$9.722	$9.669	$-
Accumulation unit value at end of period	$18.653	$15.391	$16.459	$14.426	$13.779	$13.934	$12.859	$10.750	$9.722	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	2	1	1	1	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.280	$18.516	$16.261	$15.563	$15.770	$14.582	$12.214	$11.068	$11.031	$-
Accumulation unit value at end of period	$20.900	$17.280	$18.516	$16.261	$15.563	$15.770	$14.582	$12.214	$11.068	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	2	2	2	2	2	-
Hartford Dividend and Growth HLS Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.652	$21.869	$18.515	$16.159	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.497	$20.652	$21.869	$18.515	$16.159	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-293

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.700	$20.934	$17.786	$15.577	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.187	$19.700	$20.934	$17.786	$15.577	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	32	35	40	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.506	$20.759	$17.664	$15.493	$15.794	$14.086	$10.759	$9.543	$9.490	$8.445
Accumulation unit value at end of period	$24.902	$19.506	$20.759	$17.664	$15.493	$15.794	$14.086	$10.759	$9.543	$9.490
Number of accumulation units outstanding at end of period (in thousands)	34	33	38	36	37	68	50	63	51	45
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.957	$20.226	$17.253	$15.170	$15.503	$13.862	$10.614	$9.438	$9.409	$8.394
Accumulation unit value at end of period	$24.141	$18.957	$20.226	$17.253	$15.170	$15.503	$13.862	$10.614	$9.438	$9.409
Number of accumulation units outstanding at end of period (in thousands)	36	47	51	56	63	40	30	33	30	19
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.815	$24.366	$20.805	$18.312	$18.733	$16.766	$12.851	$11.438	$11.414	$10.193
Accumulation unit value at end of period	$29.024	$22.815	$24.366	$20.805	$18.312	$18.733	$16.766	$12.851	$11.438	$11.414
Number of accumulation units outstanding at end of period (in thousands)	19	16	15	23	22	21	14	16	17	25
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.319	$19.603	$16.772	$14.792	$15.162	$13.597	$10.443	$9.314	$9.313	$8.333
Accumulation unit value at end of period	$23.258	$18.319	$19.603	$16.772	$14.792	$15.162	$13.597	$10.443	$9.314	$9.313
Number of accumulation units outstanding at end of period (in thousands)	23	35	40	63	62	76	72	43	46	46
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.696	$23.265	$19.945	$17.624	$18.102	$16.266	$12.518	$11.186	$11.208	$10.049
Accumulation unit value at end of period	$27.491	$21.696	$23.265	$19.945	$17.624	$18.102	$16.266	$12.518	$11.186	$11.208
Number of accumulation units outstanding at end of period (in thousands)	33	36	44	68	77	74	92	114	112	97
Hartford Growth Opportunities HLS Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.611	$23.542	$18.090	$18.231	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.778	$23.611	$23.542	$18.090	$18.231	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-294

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.686	$22.700	$17.503	$17.701	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.469	$22.686	$22.700	$17.503	$17.701	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	21	21	21	35	35	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.301	$22.348	$17.258	$17.479	$15.760	$14.300	$10.635	$9.049	$10.013	$-
Accumulation unit value at end of period	$28.925	$22.301	$22.348	$17.258	$17.479	$15.760	$14.300	$10.635	$9.049	$-
Number of accumulation units outstanding at end of period (in thousands)	98	101	99	95	83	58	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.673	$21.773	$16.856	$17.115	$15.470	$14.073	$10.492	$8.949	$9.928	$-
Accumulation unit value at end of period	$28.040	$21.673	$21.773	$16.856	$17.115	$15.470	$14.073	$10.492	$8.949	$-
Number of accumulation units outstanding at end of period (in thousands)	20	32	35	49	47	36	4	1	1	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.470	$27.625	$21.407	$21.758	$19.686	$16.002	$11.942	$10.196	$11.323	$-
Accumulation unit value at end of period	$35.504	$27.470	$27.625	$21.407	$21.758	$19.686	$16.002	$11.942	$10.196	$-
Number of accumulation units outstanding at end of period (in thousands)	31	30	27	22	18	25	2	2	1	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.943	$21.104	$16.387	$16.688	$15.130	$13.804	$10.323	$8.831	$9.827	$-
Accumulation unit value at end of period	$27.015	$20.943	$21.104	$16.387	$16.688	$15.130	$13.804	$10.323	$8.831	$-
Number of accumulation units outstanding at end of period (in thousands)	22	27	30	29	32	43	1	8	7	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.123	$26.376	$20.522	$20.941	$19.023	$15.525	$11.632	$9.972	$11.118	$-
Accumulation unit value at end of period	$33.629	$26.123	$26.376	$20.522	$20.941	$19.023	$15.525	$11.632	$9.972	$-
Number of accumulation units outstanding at end of period (in thousands)	23	28	32	47	47	55	3	3	3	-
Hartford Healthcare HLS Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$31.371	$32.328	$26.507	$29.013	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$41.937	$31.371	$32.328	$26.507	$29.013	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	8	11	-	-	-	-	-	-	-

APP I-295

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$27.904	$28.857	$23.744	$26.080	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$37.173	$27.904	$28.857	$23.744	$26.080	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	16	14	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.630	$30.688	$25.288	$27.817	$24.746	$19.583	$12.991	$10.851	$10.072	$-
Accumulation unit value at end of period	$39.413	$29.630	$30.688	$25.288	$27.817	$24.746	$19.583	$12.991	$10.851	$-
Number of accumulation units outstanding at end of period (in thousands)	11	16	20	19	20	11	9	5	4	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$28.796	$29.900	$24.700	$27.238	$24.291	$19.271	$12.816	$10.731	$9.987	$-
Accumulation unit value at end of period	$38.208	$28.796	$29.900	$24.700	$27.238	$24.291	$19.271	$12.816	$10.731	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	5	7	7	5	4	2	1	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$32.512	$33.792	$27.943	$30.845	$27.535	$21.866	$14.557	$12.201	$11.366	$-
Accumulation unit value at end of period	$43.095	$32.512	$33.792	$27.943	$30.845	$27.535	$21.866	$14.557	$12.201	$-
Number of accumulation units outstanding at end of period (in thousands)	9	9	10	8	3	3	4	1	1	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.827	$28.980	$24.012	$26.559	$23.757	$18.903	$12.609	$10.590	$9.885	$-
Accumulation unit value at end of period	$36.811	$27.827	$28.980	$24.012	$26.559	$23.757	$18.903	$12.609	$10.590	$-
Number of accumulation units outstanding at end of period (in thousands)	1	3	3	7	12	8	8	5	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.920	$32.267	$26.788	$29.689	$26.610	$21.216	$14.180	$11.933	$11.161	$-
Accumulation unit value at end of period	$40.821	$30.920	$32.267	$26.788	$29.689	$26.610	$21.216	$14.180	$11.933	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	5	3	3	4	3	4	-
Hartford Small Company HLS Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.217	$20.125	$15.966	$15.683	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.285	$19.217	$20.125	$15.966	$15.683	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	9	27	31	26	-	-	-	-	-

APP I-296

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.464	$19.404	$15.448	$15.227	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.166	$18.464	$19.404	$15.448	$15.227	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.151	$19.104	$15.232	$15.036	$16.507	$15.526	$10.838	$9.443	$9.848	$7.992
Accumulation unit value at end of period	$24.702	$18.151	$19.104	$15.232	$15.036	$16.507	$15.526	$10.838	$9.443	$9.848
Number of accumulation units outstanding at end of period (in thousands)	11	13	12	15	17	14	11	7	4	3
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.640	$18.613	$14.877	$14.723	$16.204	$15.279	$10.692	$9.339	$9.764	$7.944
Accumulation unit value at end of period	$23.946	$17.640	$18.613	$14.877	$14.723	$16.204	$15.279	$10.692	$9.339	$9.764
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	3	4	6	4	3	6	4
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.439	$18.420	$14.738	$14.599	$16.084	$15.181	$10.635	$9.298	$9.730	$7.924
Accumulation unit value at end of period	$23.651	$17.439	$18.420	$14.738	$14.599	$16.084	$15.181	$10.635	$9.298	$9.730
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	-	0	0	16	15
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.045	$18.040	$14.463	$14.356	$15.847	$14.987	$10.520	$9.216	$9.664	$7.886
Accumulation unit value at end of period	$23.070	$17.045	$18.040	$14.463	$14.356	$15.847	$14.987	$10.520	$9.216	$9.664
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	5	6	16	13	6	2	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.660	$17.668	$14.193	$14.116	$15.613	$14.796	$10.406	$9.135	$9.598	$7.848
Accumulation unit value at end of period	$22.504	$16.660	$17.668	$14.193	$14.116	$15.613	$14.796	$10.406	$9.135	$9.598
Number of accumulation units outstanding at end of period (in thousands)	8	9	9	10	10	12	16	18	20	17
Hartford SmallCap Growth HLS Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.469	$26.636	$22.242	$19.846	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.788	$23.469	$26.636	$22.242	$19.846	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-297

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.549	$25.683	$21.521	$19.269	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.435	$22.549	$25.683	$21.521	$19.269	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.166	$25.285	$21.219	$19.028	$19.276	$18.350	$12.763	$10.953	$10.881	$-
Accumulation unit value at end of period	$29.874	$22.166	$25.285	$21.219	$19.028	$19.276	$18.350	$12.763	$10.953	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.542	$24.635	$20.725	$18.631	$18.922	$18.058	$12.591	$10.833	$10.788	$-
Accumulation unit value at end of period	$28.960	$21.542	$24.635	$20.725	$18.631	$18.922	$18.058	$12.591	$10.833	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	-	-	1	1	0	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.489	$28.033	$23.608	$21.243	$21.596	$20.631	$14.399	$12.401	$12.362	$-
Accumulation unit value at end of period	$32.889	$24.489	$28.033	$23.608	$21.243	$21.596	$20.631	$14.399	$12.401	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	1	-	-	0	0	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.817	$23.877	$20.148	$18.166	$18.505	$17.713	$12.388	$10.690	$10.678	$-
Accumulation unit value at end of period	$27.901	$20.817	$23.877	$20.148	$18.166	$18.505	$17.713	$12.388	$10.690	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	3	3	4	3	2	2	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.290	$26.768	$22.632	$20.447	$20.870	$20.017	$14.027	$12.129	$12.139	$-
Accumulation unit value at end of period	$31.154	$23.290	$26.768	$22.632	$20.447	$20.870	$20.017	$14.027	$12.129	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	4	4	5	5	6	6	-
Hartford Total Return Bond HLS Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.056	$15.194	$14.498	$13.912	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.609	$15.056	$15.194	$14.498	$13.912	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-298

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.258	$14.439	$13.826	$13.313	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.674	$14.258	$14.439	$13.826	$13.313	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	21	21	19	18	18	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.110	$14.311	$13.724	$13.235	$13.410	$12.753	$13.033	$12.211	$11.499	$10.775
Accumulation unit value at end of period	$15.488	$14.110	$14.311	$13.724	$13.235	$13.410	$12.753	$13.033	$12.211	$11.499
Number of accumulation units outstanding at end of period (in thousands)	31	31	30	29	27	30	12	13	9	5
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.820	$14.053	$13.510	$13.061	$13.267	$12.648	$12.958	$12.171	$11.490	$10.794
Accumulation unit value at end of period	$15.132	$13.820	$14.053	$13.510	$13.061	$13.267	$12.648	$12.958	$12.171	$11.490
Number of accumulation units outstanding at end of period (in thousands)	25	26	27	27	26	-	2	3	5	6
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.245	$14.500	$13.953	$13.503	$13.730	$13.103	$13.437	$12.634	$11.939	$11.227
Accumulation unit value at end of period	$15.582	$14.245	$14.500	$13.953	$13.503	$13.730	$13.103	$13.437	$12.634	$11.939
Number of accumulation units outstanding at end of period (in thousands)	18	12	14	14	21	21	22	18	14	22
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.355	$13.621	$13.134	$12.735	$12.975	$12.407	$12.749	$12.011	$11.373	$10.716
Accumulation unit value at end of period	$14.579	$13.355	$13.621	$13.134	$12.735	$12.975	$12.407	$12.749	$12.011	$11.373
Number of accumulation units outstanding at end of period (in thousands)	12	20	20	19	18	29	24	21	20	6
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.547	$13.845	$13.376	$12.996	$13.268	$12.712	$13.089	$12.355	$11.723	$11.068
Accumulation unit value at end of period	$14.759	$13.547	$13.845	$13.376	$12.996	$13.268	$12.712	$13.089	$12.355	$11.723
Number of accumulation units outstanding at end of period (in thousands)	17	18	22	33	40	47	52	55	54	67
Hartford Ultrashort Bond HLS Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.640	$10.506	$10.422	$10.356	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.910	$10.640	$10.506	$10.422	$10.356	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	2	12	12	12	-	-	-	-	-

APP I-299

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.340	$10.246	$10.200	$10.170	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.566	$10.340	$10.246	$10.200	$10.170	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	3	3	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.288	$10.210	$10.180	$10.165	$10.226	$10.288	$10.349	$10.401	$10.454	$10.506
Accumulation unit value at end of period	$10.497	$10.288	$10.210	$10.180	$10.165	$10.226	$10.288	$10.349	$10.401	$10.454
Number of accumulation units outstanding at end of period (in thousands)	68	67	69	58	65	51	25	63	77	71
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.767	$9.717	$9.712	$9.723	$9.805	$9.888	$9.973	$10.048	$10.123	$10.200
Accumulation unit value at end of period	$9.940	$9.767	$9.717	$9.712	$9.723	$9.805	$9.888	$9.973	$10.048	$10.123
Number of accumulation units outstanding at end of period (in thousands)	28	27	32	37	39	30	76	68	71	73
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.081	$10.040	$10.045	$10.066	$10.161	$10.258	$10.356	$10.445	$10.534	$10.624
Accumulation unit value at end of period	$10.250	$10.081	$10.040	$10.045	$10.066	$10.161	$10.258	$10.356	$10.445	$10.534
Number of accumulation units outstanding at end of period (in thousands)	18	19	20	17	24	30	26	24	51	57
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.438	$9.418	$9.442	$9.480	$9.589	$9.700	$9.812	$9.915	$10.020	$10.126
Accumulation unit value at end of period	$9.577	$9.438	$9.418	$9.442	$9.480	$9.589	$9.700	$9.812	$9.915	$10.020
Number of accumulation units outstanding at end of period (in thousands)	35	35	37	41	39	74	103	93	87	74
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.588	$9.588	$9.631	$9.689	$9.820	$9.953	$10.088	$10.215	$10.344	$10.474
Accumulation unit value at end of period	$9.710	$9.588	$9.588	$9.631	$9.689	$9.820	$9.953	$10.088	$10.215	$10.344
Number of accumulation units outstanding at end of period (in thousands)	46	47	50	62	71	75	87	122	143	134

APP I-300

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

Program and Administrative Charge of 0.00% — Method Two
(as a percentage of average daily Sub-Account Value)

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB Discovery Value Fund
Accumulation unit value at beginning of period	$17.300	$22.780	$21.550	$17.930	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.910	$17.300	$22.780	$21.550	$17.930	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
AB Global Bond Fund
Accumulation unit value at beginning of period	$8.170	$8.410	$8.350	$8.160	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$8.500	$8.170	$8.410	$8.350	$8.160	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
AB Global Risk Allocation Fund, Inc.
Accumulation unit value at beginning of period	$14.850	$16.420	$15.160	$14.930	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.040	$14.850	$16.420	$15.160	$14.930	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
AB Growth Fund
Accumulation unit value at beginning of period	$66.010	$73.360	$59.930	$59.670	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$80.130	$66.010	$73.360	$59.930	$59.670	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
AB High Income Fund
Accumulation unit value at beginning of period	$7.790	$8.820	$8.660	$8.020	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$8.310	$7.790	$8.820	$8.660	$8.020	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-301

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB International Value Fund
Accumulation unit value at beginning of period	$11.390	$14.860	$12.130	$12.270	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.120	$11.390	$14.860	$12.130	$12.270	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	330	-	1	1	-	-	-	-	-
AB Sustainable International Thematic Fund
Accumulation unit value at beginning of period	$14.110	$19.510	$14.510	$15.740	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.700	$14.110	$19.510	$14.510	$15.740	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
AB Value Fund
Accumulation unit value at beginning of period	$13.100	$16.140	$14.380	$13.100	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.370	$13.100	$16.140	$14.380	$13.100	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
AllianzGI NFJ Dividend Value Fund
Accumulation unit value at beginning of period	$10.710	$15.140	$16.730	$15.290	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.690	$10.710	$15.140	$16.730	$15.290	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
AllianzGI NFJ International Value Fund
Accumulation unit value at beginning of period	$16.310	$19.770	$16.350	$17.980	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.340	$16.310	$19.770	$16.350	$17.980	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
AllianzGI NFJ Small-Cap Value Fund
Accumulation unit value at beginning of period	$12.680	$21.670	$23.730	$20.030	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.400	$12.680	$21.670	$23.730	$20.030	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
American Century Equity Growth Fund
Accumulation unit value at beginning of period	$26.960	$32.370	$29.330	$27.190	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.300	$26.960	$32.370	$29.330	$27.190	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-302

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Century Equity Income Fund
Accumulation unit value at beginning of period	$7.900	$8.910	$8.810	$7.960	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$9.120	$7.900	$8.910	$8.810	$7.960	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	11	10	-	-	-	-	-	-	-
American Century Growth Fund
Accumulation unit value at beginning of period	$27.460	$31.840	$27.060	$27.370	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.130	$27.460	$31.840	$27.060	$27.370	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
American Century Heritage Fund
Accumulation unit value at beginning of period	$15.410	$20.810	$18.860	$19.990	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.450	$15.410	$20.810	$18.860	$19.990	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	-	-	-	-	-	-	-
American Century Large Company Value Fund
Accumulation unit value at beginning of period	$8.840	$10.210	$9.710	$8.570	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.000	$8.840	$10.210	$9.710	$8.570	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
American Funds AMCAP Fund®
Accumulation unit value at beginning of period	$26.980	$30.540	$26.480	$25.270	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.390	$26.980	$30.540	$26.480	$25.270	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
American Funds American Balanced Fund®
Accumulation unit value at beginning of period	$24.770	$27.010	$24.690	$23.720	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.340	$24.770	$27.010	$24.690	$23.720	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
American Funds American Mutual Fund®
Accumulation unit value at beginning of period	$37.200	$40.490	$36.570	$33.620	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$43.150	$37.200	$40.490	$36.570	$33.620	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-303

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Capital Income Builder®
Accumulation unit value at beginning of period	$56.340	$62.820	$57.650	$55.850	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$63.330	$56.340	$62.820	$57.650	$55.850	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
American Funds Capital World Growth and Income FundSM
Accumulation unit value at beginning of period	$42.500	$50.770	$43.550	$43.100	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$51.900	$42.500	$50.770	$43.550	$43.100	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	-	-	-	-
American Funds EuroPacific Growth Fund®
Accumulation unit value at beginning of period	$44.110	$55.090	$44.250	$44.500	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$54.440	$44.110	$55.090	$44.250	$44.500	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
American Funds Fundamental Investors FundSM
Accumulation unit value at beginning of period	$52.150	$62.050	$54.310	$50.600	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$61.840	$52.150	$62.050	$54.310	$50.600	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
American Funds New Perspective Fund®
Accumulation unit value at beginning of period	$36.810	$42.200	$34.590	$35.300	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$46.130	$36.810	$42.200	$34.590	$35.300	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
American Funds The Bond Fund of America®
Accumulation unit value at beginning of period	$12.570	$12.890	$12.720	$12.590	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.090	$12.570	$12.890	$12.720	$12.590	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
American Funds The Growth Fund of America®
Accumulation unit value at beginning of period	$41.920	$48.630	$41.320	$40.620	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$50.070	$41.920	$48.630	$41.320	$40.620	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	35	33	30	34	36	-	-	-	-	-

APP I-304

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds The Income Fund of America®
Accumulation unit value at beginning of period	$20.550	$23.280	$21.590	$20.160	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.140	$20.550	$23.280	$21.590	$20.160	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
American Funds The Investment Company of America®
Accumulation unit value at beginning of period	$33.780	$40.240	$36.110	$33.270	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$39.400	$33.780	$40.240	$36.110	$33.270	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
American Funds The New Economy Fund®
Accumulation unit value at beginning of period	$37.910	$43.630	$35.270	$35.310	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$44.550	$37.910	$43.630	$35.270	$35.310	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
American Funds Washington Mutual Investors FundSM
Accumulation unit value at beginning of period	$40.710	$45.270	$40.640	$38.170	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$47.690	$40.710	$45.270	$40.640	$38.170	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
AMG Managers Cadence Mid-Cap Fund
Accumulation unit value at beginning of period	$22.150	$30.250	$26.940	$26.720	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.730	$22.150	$30.250	$26.940	$26.720	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Ave Maria Growth Fund
Accumulation unit value at beginning of period	$28.190	$30.800	$26.440	$25.020	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$38.000	$28.190	$30.800	$26.440	$25.020	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Ave Maria Rising Dividend Fund
Accumulation unit value at beginning of period	$15.830	$18.440	$16.790	$15.580	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.680	$15.830	$18.440	$16.790	$15.580	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-305

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Ave Maria Value Fund
Accumulation unit value at beginning of period	$17.190	$20.880	$19.120	$16.420	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.680	$17.190	$20.880	$19.120	$16.420	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
BlackRock Advantage Large Cap Core Fund
Accumulation unit value at beginning of period	$13.640	$15.810	$18.090	$17.560	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.880	$13.640	$15.810	$18.090	$17.560	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
BlackRock Advantage Large Cap Growth Fund
Accumulation unit value at beginning of period	$12.970	$14.570	$12.610	$11.530	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.590	$12.970	$14.570	$12.610	$11.530	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
BlackRock Advantage Small Cap Growth Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
BlackRock Capital Appreciation Fund, Inc.
Accumulation unit value at beginning of period	$23.230	$25.870	$22.020	$22.990	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.580	$23.230	$25.870	$22.020	$22.990	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
BlackRock Equity Dividend Fund
Accumulation unit value at beginning of period	$18.640	$22.710	$22.500	$20.950	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.810	$18.640	$22.710	$22.500	$20.950	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
BlackRock Global Allocation Fund, Inc.
Accumulation unit value at beginning of period	$17.300	$19.700	$18.180	$17.840	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.210	$17.300	$19.700	$18.180	$17.840	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-306

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BlackRock LifePath® Dynamic 2025 Fund
Accumulation unit value at beginning of period	$11.700	$13.500	$12.640	$12.040	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.290	$11.700	$13.500	$12.640	$12.040	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
BlackRock LifePath® Dynamic 2030 Fund
Accumulation unit value at beginning of period	$11.390	$13.720	$13.330	$12.780	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.020	$11.390	$13.720	$13.330	$12.780	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
BlackRock LifePath® Dynamic 2035 Fund
Accumulation unit value at beginning of period	$12.150	$14.460	$13.260	$12.560	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.270	$12.150	$14.460	$13.260	$12.560	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
BlackRock LifePath® Dynamic 2040 Fund
Accumulation unit value at beginning of period	$13.220	$16.530	$15.910	$15.100	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.440	$13.220	$16.530	$15.910	$15.100	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
BlackRock LifePath® Dynamic 2045 Fund
Accumulation unit value at beginning of period	$12.720	$15.400	$13.870	$13.090	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.270	$12.720	$15.400	$13.870	$13.090	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
BlackRock LifePath® Dynamic 2055 Fund
Accumulation unit value at beginning of period	$13.130	$15.810	$14.250	$13.440	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.820	$13.130	$15.810	$14.250	$13.440	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
BlackRock LifePath® Dynamic Retirement Fund
Accumulation unit value at beginning of period	$8.450	$9.720	$9.640	$9.260	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$9.580	$8.450	$9.720	$9.640	$9.260	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-307

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BlackRock Mid Cap Dividend Fund
Accumulation unit value at beginning of period	$14.640	$17.470	$19.990	$17.210	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.170	$14.640	$17.470	$19.990	$17.210	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
BlackRock Mid-Cap Growth Equity Portfolio
Accumulation unit value at beginning of period	$19.220	$19.630	$15.150	$14.740	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.000	$19.220	$19.630	$15.150	$14.740	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Blackrock S&P 500 Index V.I. Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
BMO Mid-Cap Value Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
BNY Mellon Bond Market Index Fund
Accumulation unit value at beginning of period	$10.020	$10.310	$10.230	$10.290	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.560	$10.020	$10.310	$10.230	$10.290	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	6	9	8	-	-	-	-	-	-
BNY Mellon Midcap Index Fund, Inc.
Accumulation unit value at beginning of period	$28.790	$37.230	$35.060	$32.310	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.610	$28.790	$37.230	$35.060	$32.310	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	1	-	-	-	-	-
BNY Mellon S&P 500 Index Fund
Accumulation unit value at beginning of period	$43.970	$54.050	$48.670	$48.450	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$50.330	$43.970	$54.050	$48.670	$48.450	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	2	1	-	-	-	-	-	-	-

APP I-308

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BNY Mellon Smallcap Stock Index Fund
Accumulation unit value at beginning of period	$25.330	$31.520	$30.110	$25.480	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.590	$25.330	$31.520	$30.110	$25.480	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	-	-	-	-
Calamos Global Equity Fund
Accumulation unit value at beginning of period	$9.650	$14.720	$12.000	$12.690	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.560	$9.650	$14.720	$12.000	$12.690	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Calvert Bond Fund
Accumulation unit value at beginning of period	$15.710	$16.130	$15.830	$15.700	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.460	$15.710	$16.130	$15.830	$15.700	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Calvert Equity Fund
Accumulation unit value at beginning of period	$41.620	$42.890	$36.840	$40.030	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$55.180	$41.620	$42.890	$36.840	$40.030	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Calvert Income Fund
Accumulation unit value at beginning of period	$15.500	$16.610	$16.060	$15.700	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.200	$15.500	$16.610	$16.060	$15.700	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
ClearBridge Aggressive Growth Fund
Accumulation unit value at beginning of period	$160.440	$204.420	$189.580	$187.650	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$176.520	$160.440	$204.420	$189.580	$187.650	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
ClearBridge Appreciation Fund
Accumulation unit value at beginning of period	$21.720	$23.600	$20.970	$19.860	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.270	$21.720	$23.600	$20.970	$19.860	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-309

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ClearBridge Mid Cap Fund
Accumulation unit value at beginning of period	$27.950	$33.430	$31.640	$29.550	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.350	$27.950	$33.430	$31.640	$29.550	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
ClearBridge Small Cap Growth Fund
Accumulation unit value at beginning of period	$29.930	$33.000	$27.360	$26.610	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.840	$29.930	$33.000	$27.360	$26.610	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
ClearBridge Value Trust Fund
Accumulation unit value at beginning of period	$79.460	$92.680	$81.200	$72.650	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$100.620	$79.460	$92.680	$81.200	$72.650	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Columbia Acorn® Fund
Accumulation unit value at beginning of period	$10.650	$12.920	$13.350	$17.630	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.710	$10.650	$12.920	$13.350	$17.630	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Columbia Contrarian Core Fund
Accumulation unit value at beginning of period	$21.330	$25.690	$22.360	$20.930	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.710	$21.330	$25.690	$22.360	$20.930	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Columbia Large Cap Growth III Fund
Accumulation unit value at beginning of period	$15.080	$17.530	$14.590	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.570	$15.080	$17.530	$14.590	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Columbia Large Cap Value Fund
Accumulation unit value at beginning of period	$11.580	$14.530	$13.320	$11.990	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.200	$11.580	$14.530	$13.320	$11.990	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-310

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Select International Equity Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Columbia Select Mid Cap Value Fund
Accumulation unit value at beginning of period	$8.900	$13.670	$14.630	$13.870	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.310	$8.900	$13.670	$14.630	$13.870	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Columbia Select Small Cap Value Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Columbia Seligman Communications and Information Fund
Accumulation unit value at beginning of period	$58.300	$70.780	$58.640	$54.930	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$80.040	$58.300	$70.780	$58.640	$54.930	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Columbia Seligman Global Technology Fund
Accumulation unit value at beginning of period	$31.930	$39.310	$31.330	$29.070	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$44.590	$31.930	$39.310	$31.330	$29.070	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Columbia Small Cap Value Fund I
Accumulation unit value at beginning of period	$31.470	$41.800	$41.290	$35.430	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$36.640	$31.470	$41.800	$41.290	$35.430	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Columbia Small/Mid Cap Value Fund
Accumulation unit value at beginning of period	$7.800	$10.170	$9.860	$8.420	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$9.250	$7.800	$10.170	$9.860	$8.420	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-311

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Davis Financial Fund
Accumulation unit value at beginning of period	$42.200	$51.940	$44.570	$39.390	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$49.350	$42.200	$51.940	$44.570	$39.390	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Davis New York Venture Fund
Accumulation unit value at beginning of period	$24.500	$34.250	$30.520	$30.890	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.660	$24.500	$34.250	$30.520	$30.890	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	-	-	-	-	-
Delaware Diversified Income Fund
Accumulation unit value at beginning of period	$8.220	$8.730	$8.600	$8.570	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$8.810	$8.220	$8.730	$8.600	$8.570	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Delaware Extended Duration Bond Fund
Accumulation unit value at beginning of period	$6.000	$6.790	$6.270	$6.050	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$6.960	$6.000	$6.790	$6.270	$6.050	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
DWS Capital Growth Fund
Accumulation unit value at beginning of period	$64.970	$77.030	$66.610	$69.520	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$83.780	$64.970	$77.030	$66.610	$69.520	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
DWS CROCI® Equity Dividend Fund
Accumulation unit value at beginning of period	$49.650	$57.510	$49.050	$41.940	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$59.650	$49.650	$57.510	$49.050	$41.940	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
DWS Emerging Markets Fixed Income Fund
Accumulation unit value at beginning of period	$8.630	$9.600	$9.130	$8.760	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$9.480	$8.630	$9.600	$9.130	$8.760	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-312

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
DWS International Growth Fund
Accumulation unit value at beginning of period	$28.870	$35.180	$28.180	$28.170	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$37.610	$28.870	$35.180	$28.180	$28.170	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Domini Impact Equity Fund®
Accumulation unit value at beginning of period	$18.740	$47.110	$42.970	$39.670	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.070	$18.740	$47.110	$42.970	$39.670	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Eaton Vance Atlanta Capital SMID-Cap Fund
Accumulation unit value at beginning of period	$26.820	$30.500	$25.420	$23.790	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.520	$26.820	$30.500	$25.420	$23.790	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Eaton Vance Balanced Fund
Accumulation unit value at beginning of period	$8.280	$9.110	$8.410	$8.190	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$9.850	$8.280	$9.110	$8.410	$8.190	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Eaton Vance Income Fund of Boston
Accumulation unit value at beginning of period	$5.280	$5.750	$5.730	$5.400	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$5.650	$5.280	$5.750	$5.730	$5.400	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Eaton Vance Large-Cap Value Fund
Accumulation unit value at beginning of period	$16.500	$19.520	$18.030	$16.690	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.980	$16.500	$19.520	$18.030	$16.690	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Eaton Vance Worldwide Health Sciences Fund
Accumulation unit value at beginning of period	$10.380	$10.300	$9.110	$12.080	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.380	$10.380	$10.300	$9.110	$12.080	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-313

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Federated Clover Small Value Fund
Accumulation unit value at beginning of period	$17.400	$25.930	$27.020	$22.730	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.750	$17.400	$25.930	$27.020	$22.730	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Federated Equity Income Fund, Inc.
Accumulation unit value at beginning of period	$18.590	$25.310	$23.010	$21.890	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.070	$18.590	$25.310	$23.010	$21.890	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Federated Kaufmann Fund
Accumulation unit value at beginning of period	$5.050	$5.600	$4.920	$5.270	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$6.000	$5.050	$5.600	$4.920	$5.270	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Federated MDT Mid Cap Growth Fund
Accumulation unit value at beginning of period	$33.550	$39.470	$36.160	$33.170	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$39.650	$33.550	$39.470	$36.160	$33.170	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Fidelity® Advisor Leveraged Company Stock Fund
Accumulation unit value at beginning of period	$30.950	$42.000	$47.560	$51.480	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$37.830	$30.950	$42.000	$47.560	$51.480	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Fidelity® Advisor Stock Selector All Cap Fund
Accumulation unit value at beginning of period	$38.540	$44.010	$36.450	$33.600	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$48.040	$38.540	$44.010	$36.450	$33.600	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Franklin Conservative Allocation Fund
Accumulation unit value at beginning of period	$13.330	$14.860	$13.740	$13.400	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.080	$13.330	$14.860	$13.740	$13.400	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-314

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Growth Allocation Fund
Accumulation unit value at beginning of period	$16.540	$19.340	$17.430	$17.010	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.130	$16.540	$19.340	$17.430	$17.010	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Franklin Growth Fund
Accumulation unit value at beginning of period	$89.980	$94.510	$76.610	$73.370	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$112.240	$89.980	$94.510	$76.610	$73.370	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Franklin Income Fund
Accumulation unit value at beginning of period	$2.140	$2.380	$2.310	$2.100	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$2.350	$2.140	$2.380	$2.310	$2.100	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Franklin Moderate Allocation Fund
Accumulation unit value at beginning of period	$14.060	$16.110	$14.860	$14.490	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.080	$14.060	$16.110	$14.860	$14.490	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Franklin Mutual Beacon Fund
Accumulation unit value at beginning of period	$13.630	$16.470	$15.180	$14.200	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.240	$13.630	$16.470	$15.180	$14.200	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Franklin Mutual Global Discovery Fund
Accumulation unit value at beginning of period	$26.330	$31.800	$30.570	$28.860	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.510	$26.330	$31.800	$30.570	$28.860	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Franklin Mutual Shares Fund
Accumulation unit value at beginning of period	$24.000	$28.350	$27.970	$25.780	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.260	$24.000	$28.350	$27.970	$25.780	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-315

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Small Cap Value Fund
Accumulation unit value at beginning of period	$41.200	$55.840	$54.970	$44.520	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$48.810	$41.200	$55.840	$54.970	$44.520	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Franklin Strategic Income Fund
Accumulation unit value at beginning of period	$9.260	$9.840	$9.630	$9.150	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$9.580	$9.260	$9.840	$9.630	$9.150	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Franklin Total Return Fund
Accumulation unit value at beginning of period	$9.350	$9.790	$9.660	$9.560	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$9.840	$9.350	$9.790	$9.660	$9.560	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Goldman Sachs Absolute Return Tracker Fund
Accumulation unit value at beginning of period	$8.840	$9.310	$9.020	$8.670	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$9.440	$8.840	$9.310	$9.020	$8.670	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Goldman Sachs Government Income Fund
Accumulation unit value at beginning of period	$14.380	$14.630	$14.630	$14.720	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.900	$14.380	$14.630	$14.630	$14.720	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	-	-	-	-
Goldman Sachs High Yield Fund
Accumulation unit value at beginning of period	$5.950	$6.520	$6.490	$6.030	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$6.480	$5.950	$6.520	$6.490	$6.030	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	-	-	-	-	-
Goldman Sachs Large Cap Value Fund
Accumulation unit value at beginning of period	$12.670	$15.640	$16.690	$15.240	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.060	$12.670	$15.640	$16.690	$15.240	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-316

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Goldman Sachs Mid Cap Value Fund
Accumulation unit value at beginning of period	$26.800	$35.200	$36.790	$32.930	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.180	$26.800	$35.200	$36.790	$32.930	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	39	38	34	37	39	-	-	-	-	-
Goldman Sachs Satellite Strategies Fund
Accumulation unit value at beginning of period	$7.380	$8.450	$7.640	$7.450	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$8.450	$7.380	$8.450	$7.640	$7.450	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Goldman Sachs Small Cap Value Fund
Accumulation unit value at beginning of period	$42.690	$56.270	$56.100	$46.750	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$50.030	$42.690	$56.270	$56.100	$46.750	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Goldman Sachs Small/Mid Cap Growth Fund
Accumulation unit value at beginning of period	$16.150	$20.860	$18.630	$19.340	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.160	$16.150	$20.860	$18.630	$19.340	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford AARP Balanced Retirement Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Global Impact Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Moderate Allocation Fund — Class R4
Accumulation unit value at beginning of period	$10.420	$12.080	$11.050	$10.670	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.920	$10.420	$12.080	$11.050	$10.670	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-317

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Hartford Moderate Allocation Fund — Class R5
Accumulation unit value at beginning of period	$10.460	$12.120	$11.080	$10.700	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.940	$10.460	$12.120	$11.080	$10.700	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco American Franchise Fund
Accumulation unit value at beginning of period	$17.240	$19.710	$16.340	$16.660	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.990	$17.240	$19.710	$16.340	$16.660	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco American Value Fund
Accumulation unit value at beginning of period	$28.600	$37.090	$38.040	$33.210	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.550	$28.600	$37.090	$38.040	$33.210	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Comstock Fund
Accumulation unit value at beginning of period	$21.520	$26.860	$23.670	$21.680	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.050	$21.520	$26.860	$23.670	$21.680	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	109	105	100	122	122	-	-	-	-	-
Invesco Equity and Income Fund
Accumulation unit value at beginning of period	$9.120	$10.960	$10.560	$9.620	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.290	$9.120	$10.960	$10.560	$9.620	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	216	208	206	237	242	-	-	-	-	-
Invesco European Growth Fund
Accumulation unit value at beginning of period	$33.020	$41.260	$33.130	$34.610	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$40.080	$33.020	$41.260	$33.130	$34.610	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Growth and Income Fund
Accumulation unit value at beginning of period	$20.480	$26.970	$26.340	$23.570	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.540	$20.480	$26.970	$26.340	$23.570	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-318

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco International Growth Fund
Accumulation unit value at beginning of period	$27.990	$36.280	$30.350	$30.990	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.280	$27.990	$36.280	$30.350	$30.990	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Mid Cap Growth Fund
Accumulation unit value at beginning of period	$31.300	$37.760	$33.610	$34.350	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.800	$31.300	$37.760	$33.610	$34.350	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer Capital Income Fund
Accumulation unit value at beginning of period	$9.560	$10.250	$9.840	$9.430	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.280	$9.560	$10.250	$9.840	$9.430	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer Equity Income Fund
Accumulation unit value at beginning of period	$26.410	$32.350	$29.660	$26.490	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.420	$26.410	$32.350	$29.660	$26.490	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer Global Fund
Accumulation unit value at beginning of period	$73.910	$95.980	$74.720	$75.120	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$95.930	$73.910	$95.980	$74.720	$75.120	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer Global Strategic Income Fund
Accumulation unit value at beginning of period	$3.580	$3.950	$3.880	$3.790	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$3.780	$3.580	$3.950	$3.880	$3.790	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer Gold & Special Minerals Fund
Accumulation unit value at beginning of period	$14.330	$16.500	$14.500	$10.430	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.910	$14.330	$16.500	$14.500	$10.430	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-319

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Oppenheimer International Bond Fund
Accumulation unit value at beginning of period	$5.360	$5.960	$5.610	$5.520	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$5.580	$5.360	$5.960	$5.610	$5.520	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer International Diversified Fund
Accumulation unit value at beginning of period	$15.480	$18.280	$13.860	$13.830	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.880	$15.480	$18.280	$13.860	$13.830	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer International Growth Fund
Accumulation unit value at beginning of period	$34.960	$43.910	$34.890	$36.080	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$44.580	$34.960	$43.910	$34.890	$36.080	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	1	-	-	-	-	-	-
Invesco Oppenheimer Main Street Fund®
Accumulation unit value at beginning of period	$39.630	$51.010	$46.980	$43.410	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$48.140	$39.630	$51.010	$46.980	$43.410	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer Main Street All Cap Fund®
Accumulation unit value at beginning of period	$14.810	$17.950	$17.670	$17.300	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.520	$14.810	$17.950	$17.670	$17.300	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer Main Street Mid Cap Fund®
Accumulation unit value at beginning of period	$20.760	$26.570	$26.570	$24.130	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.130	$20.760	$26.570	$26.570	$24.130	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer Mid Cap Value Fund
Accumulation unit value at beginning of period	$42.740	$57.390	$53.960	$45.100	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$47.780	$42.740	$57.390	$53.960	$45.100	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-320

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Oppenheimer Real Estate Fund
Accumulation unit value at beginning of period	$22.280	$24.710	$24.960	$26.630	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.690	$22.280	$24.710	$24.960	$26.630	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Real Estate Fund
Accumulation unit value at beginning of period	$18.760	$21.280	$20.800	$22.880	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.940	$18.760	$21.280	$20.800	$22.880	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	-	-	-	-	-
Invesco Small Cap Discovery Fund
Accumulation unit value at beginning of period	$7.710	$9.660	$9.030	$8.890	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$8.190	$7.710	$9.660	$9.030	$8.890	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Small Cap Equity Fund
Accumulation unit value at beginning of period	$11.040	$15.350	$14.250	$13.430	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.500	$11.040	$15.350	$14.250	$13.430	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Small Cap Growth Fund
Accumulation unit value at beginning of period	$31.030	$37.310	$32.660	$32.030	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.350	$31.030	$37.310	$32.660	$32.030	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Small Cap Value Fund
Accumulation unit value at beginning of period	$11.130	$18.960	$18.720	$16.120	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.330	$11.130	$18.960	$18.720	$16.120	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Value Opportunities Fund
Accumulation unit value at beginning of period	$10.240	$14.650	$13.150	$11.280	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.040	$10.240	$14.650	$13.150	$11.280	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-321

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Ivy Asset Strategy Fund
Accumulation unit value at beginning of period	$18.970	$23.920	$20.800	$21.990	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.800	$18.970	$23.920	$20.800	$21.990	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Ivy Large Cap Growth Fund
Accumulation unit value at beginning of period	$20.170	$22.310	$18.030	$18.710	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.410	$20.170	$22.310	$18.030	$18.710	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Ivy Natural Resources Fund
Accumulation unit value at beginning of period	$12.250	$16.070	$15.570	$12.580	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.130	$12.250	$16.070	$15.570	$12.580	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Ivy Science & Technology Fund
Accumulation unit value at beginning of period	$56.580	$67.040	$53.800	$52.880	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$76.530	$56.580	$67.040	$53.800	$52.880	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Janus Henderson Balanced Fund
Accumulation unit value at beginning of period	$30.880	$32.840	$29.220	$28.910	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$36.740	$30.880	$32.840	$29.220	$28.910	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Janus Henderson Enterprise Fund
Accumulation unit value at beginning of period	$106.300	$114.580	$92.570	$84.300	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$137.000	$106.300	$114.580	$92.570	$84.300	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	-	-	-	-	-	-
Janus Henderson Forty Fund
Accumulation unit value at beginning of period	$28.220	$30.410	$27.110	$28.330	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.900	$28.220	$30.410	$27.110	$28.330	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-322

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Janus Henderson Mid Cap Value Fund
Accumulation unit value at beginning of period	$12.860	$17.050	$16.690	$15.490	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.360	$12.860	$17.050	$16.690	$15.490	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Janus Henderson Overseas Fund
Accumulation unit value at beginning of period	$27.370	$32.650	$25.330	$27.530	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.110	$27.370	$32.650	$25.330	$27.530	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
JPMorgan Core Bond Fund
Accumulation unit value at beginning of period	$11.280	$11.590	$11.490	$11.550	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.830	$11.280	$11.590	$11.490	$11.550	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
JPMorgan Small Cap Equity Fund
Accumulation unit value at beginning of period	$41.830	$49.640	$45.660	$38.610	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$51.010	$41.830	$49.640	$45.660	$38.610	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
JPMorgan Small Cap Growth Fund
Accumulation unit value at beginning of period	$13.420	$16.080	$12.360	$11.890	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.310	$13.420	$16.080	$12.360	$11.890	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
JPMorgan Small Cap Value Fund
Accumulation unit value at beginning of period	$21.380	$28.900	$29.960	$23.210	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.800	$21.380	$28.900	$29.960	$23.210	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement® 2020 Fund
Accumulation unit value at beginning of period	$17.570	$19.730	$18.060	$17.570	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.560	$17.570	$19.730	$18.060	$17.570	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	5	4	3	-	-	-	-	-	-

APP I-323

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
JPMorgan SmartRetirement® 2025 Fund
Accumulation unit value at beginning of period	$17.260	$19.530	$17.500	$17.000	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.010	$17.260	$19.530	$17.500	$17.000	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement® 2030 Fund
Accumulation unit value at beginning of period	$18.600	$21.370	$18.760	$18.210	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.130	$18.600	$21.370	$18.760	$18.210	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	40	19	17	1	-	-	-	-	-
JPMorgan SmartRetirement® 2035 Fund
Accumulation unit value at beginning of period	$17.950	$20.790	$17.980	$17.410	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.930	$17.950	$20.790	$17.980	$17.410	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	-	-	-	-	-	-
JPMorgan SmartRetirement® 2040 Fund
Accumulation unit value at beginning of period	$19.210	$22.520	$19.280	$18.610	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.320	$19.210	$22.520	$19.280	$18.610	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	6	4	3	-	-	-	-	-	-
JPMorgan SmartRetirement® 2045 Fund
Accumulation unit value at beginning of period	$18.330	$21.420	$18.270	$17.640	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.710	$18.330	$21.420	$18.270	$17.640	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	8	4	3	-	-	-	-	-	-
JPMorgan SmartRetirement® 2050 Fund
Accumulation unit value at beginning of period	$18.360	$21.390	$18.230	$17.620	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.830	$18.360	$21.390	$18.230	$17.620	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement® 2055 Fund
Accumulation unit value at beginning of period	$20.680	$23.880	$20.290	$19.560	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.930	$20.680	$23.880	$20.290	$19.560	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	1	-	-	-	-	-
APP I-324

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
JPMorgan SmartRetirement® 2060 Fund
Accumulation unit value at beginning of period	$15.780	$17.990	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.930	$15.780	$17.990	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement® Income Fund
Accumulation unit value at beginning of period	$16.740	$18.580	$17.360	$16.900	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.570	$16.740	$18.580	$17.360	$16.900	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
LKCM Aquinas Catholic Equity Fund
Accumulation unit value at beginning of period	$12.800	$17.190	$15.400	$15.170	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.060	$12.800	$17.190	$15.400	$15.170	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Loomis Sayles Bond Fund
Accumulation unit value at beginning of period	$12.770	$13.640	$13.450	$12.770	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.700	$12.770	$13.640	$13.450	$12.770	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Lord Abbett Affiliated Fund, Inc.
Accumulation unit value at beginning of period	$13.180	$15.810	$15.320	$14.110	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.790	$13.180	$15.810	$15.320	$14.110	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Lord Abbett Bond-Debenture Fund, Inc.
Accumulation unit value at beginning of period	$7.470	$8.250	$7.930	$7.400	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$8.130	$7.470	$8.250	$7.930	$7.400	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Lord Abbett Calibrated Dividend Growth Fund
Accumulation unit value at beginning of period	$13.420	$15.390	$13.980	$13.210	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.020	$13.420	$15.390	$13.980	$13.210	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-325

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Lord Abbett Developing Growth Fund
Accumulation unit value at beginning of period	$18.440	$23.320	$17.950	$18.450	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.630	$18.440	$23.320	$17.950	$18.450	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Lord Abbett Fundamental Equity Fund
Accumulation unit value at beginning of period	$10.830	$12.950	$12.940	$11.770	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.970	$10.830	$12.950	$12.940	$11.770	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Lord Abbett International Equity Fund
Accumulation unit value at beginning of period	$11.430	$14.280	$11.640	$12.120	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.680	$11.430	$14.280	$11.640	$12.120	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Massachusetts Investors Trust
Accumulation unit value at beginning of period	$26.530	$31.870	$27.720	$27.050	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.440	$26.530	$31.870	$27.720	$27.050	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Accumulation unit value at beginning of period	$10.930	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.970	$10.930	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Accumulation unit value at beginning of period	$10.810	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.900	$10.810	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
Accumulation unit value at beginning of period	$10.980	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.100	$10.980	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-326

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Accumulation unit value at beginning of period	$11.765	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.405	$11.765	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	14	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Accumulation unit value at beginning of period	$10.350	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.520	$10.350	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Accumulation unit value at beginning of period	$10.790	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.010	$10.790	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Accumulation unit value at beginning of period	$7.490	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$8.400	$7.490	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Accumulation unit value at beginning of period	$9.180	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.310	$9.180	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Accumulation unit value at beginning of period	$9.030	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.110	$9.030	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund
Accumulation unit value at beginning of period	$10.450	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.650	$10.450	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-327

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS® Core Equity Fund
Accumulation unit value at beginning of period	$26.770	$30.880	$26.460	$24.680	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.880	$26.770	$30.880	$26.460	$24.680	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MFS® Government Securities Fund
Accumulation unit value at beginning of period	$9.570	$9.770	$9.820	$9.980	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$9.940	$9.570	$9.770	$9.820	$9.980	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MFS® Growth Fund
Accumulation unit value at beginning of period	$87.850	$89.510	$70.390	$70.010	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$118.580	$87.850	$89.510	$70.390	$70.010	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MFS® International Intrinsic Value Fund
Accumulation unit value at beginning of period	$37.310	$42.880	$34.690	$33.940	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$45.040	$37.310	$42.880	$34.690	$33.940	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	14	14	15	18	-	-	-	-	-
MFS® New Discovery Fund
Accumulation unit value at beginning of period	$21.410	$27.220	$23.880	$22.520	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.820	$21.410	$27.220	$23.880	$22.520	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MFS® Research International Fund
Accumulation unit value at beginning of period	$15.570	$19.110	$15.080	$15.510	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.540	$15.570	$19.110	$15.080	$15.510	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MFS® Technology Fund
Accumulation unit value at beginning of period	$35.460	$36.680	$27.490	$25.900	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$47.120	$35.460	$36.680	$27.490	$25.900	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-328

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS® Total Return Bond Fund
Accumulation unit value at beginning of period	$10.310	$10.730	$10.570	$10.500	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.000	$10.310	$10.730	$10.570	$10.500	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MFS® Total Return Fund
Accumulation unit value at beginning of period	$17.190	$19.140	$18.050	$17.180	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.000	$17.190	$19.140	$18.050	$17.180	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MFS® Utilities Fund
Accumulation unit value at beginning of period	$19.500	$20.160	$18.060	$16.820	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.740	$19.500	$20.160	$18.060	$16.820	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MFS® Value Fund
Accumulation unit value at beginning of period	$35.180	$40.420	$35.930	$32.690	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$44.250	$35.180	$40.420	$35.930	$32.690	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MM S&P® Mid Cap Index Fund
Accumulation unit value at beginning of period	$11.530	$14.040	$12.970	$11.980	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.970	$11.530	$14.040	$12.970	$11.980	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Neuberger Berman Sustainable Equity Fund
Accumulation unit value at beginning of period	$32.740	$38.190	$19.260	$18.920	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$37.720	$32.740	$38.190	$19.260	$18.920	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
North Square Oak Ridge Small Cap Growth Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-329

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Nuveen NWQ International Value Fund
Accumulation unit value at beginning of period	$21.100	$26.150	$22.340	$22.320	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.220	$21.100	$26.150	$22.340	$22.320	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
PGIM Jennison 20/20 Focus Fund
Accumulation unit value at beginning of period	$12.570	$14.600	$13.940	$14.790	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.030	$12.570	$14.600	$13.940	$14.790	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
PGIM Jennison Mid-Cap Growth Fund, Inc.
Accumulation unit value at beginning of period	$22.570	$35.270	$33.020	$33.930	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.930	$22.570	$35.270	$33.020	$33.930	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
PGIM Jennison Natural Resources Fund, Inc.
Accumulation unit value at beginning of period	$27.700	$38.950	$37.110	$27.970	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.660	$27.700	$38.950	$37.110	$27.970	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
PIMCO Emerging Markets Bond Fund
Accumulation unit value at beginning of period	$9.750	$10.620	$10.110	$9.310	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.700	$9.750	$10.620	$10.110	$9.310	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
PIMCO Real Return Fund
Accumulation unit value at beginning of period	$10.560	$11.060	$10.920	$10.510	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.240	$10.560	$11.060	$10.920	$10.510	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	9	7	7	7	-	-	-	-	-
PIMCO Total Return Fund
Accumulation unit value at beginning of period	$9.930	$10.270	$10.030	$10.070	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.340	$9.930	$10.270	$10.030	$10.070	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	16	16	21	39	-	-	-	-	-

APP I-330

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
PIMCO Total Return ESG Fund
Accumulation unit value at beginning of period	$8.830	$9.130	$8.920	$8.920	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$9.290	$8.830	$9.130	$8.920	$8.920	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Pioneer Equity Income Fund
Accumulation unit value at beginning of period	$30.380	$35.790	$32.850	$31.320	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$36.580	$30.380	$35.790	$32.850	$31.320	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Pioneer Fund
Accumulation unit value at beginning of period	$24.760	$28.810	$28.900	$31.920	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.580	$24.760	$28.810	$28.900	$31.920	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Pioneer Global Equity Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Pioneer High Yield Fund
Accumulation unit value at beginning of period	$8.980	$9.750	$9.500	$8.760	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$9.740	$8.980	$9.750	$9.500	$8.760	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Pioneer Mid Cap Value Fund
Accumulation unit value at beginning of period	$18.300	$25.260	$24.290	$22.340	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.180	$18.300	$25.260	$24.290	$22.340	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Pioneer Select Mid Cap Growth Fund
Accumulation unit value at beginning of period	$34.350	$41.990	$35.090	$34.480	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$44.970	$34.350	$41.990	$35.090	$34.480	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-331

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Pioneer Strategic Income Fund
Accumulation unit value at beginning of period	$10.290	$10.820	$10.620	$10.210	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.010	$10.290	$10.820	$10.620	$10.210	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Putnam Equity Income Fund
Accumulation unit value at beginning of period	$21.160	$24.510	$21.350	$19.250	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.460	$21.160	$24.510	$21.350	$19.250	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Putnam High Yield Fund
Accumulation unit value at beginning of period	$5.430	$5.930	$5.850	$5.370	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$5.890	$5.430	$5.930	$5.850	$5.370	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Putnam International Capital Opportunities Fund
Accumulation unit value at beginning of period	$32.010	$42.280	$32.300	$34.110	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$39.750	$32.010	$42.280	$32.300	$34.110	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Putnam Multi-Cap Core Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Putnam Small Cap Growth Fund
Accumulation unit value at beginning of period	$36.260	$37.740	$31.400	$28.940	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$48.930	$36.260	$37.740	$31.400	$28.940	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Royce Small-Cap Value Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-332

Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Royce Total Return Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Russell LifePoints® Balanced Strategy Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Russell LifePoints® Conservative Strategy Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Russell LifePoints® Equity Growth Strategy Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Russell LifePoints® Growth Strategy Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Russell LifePoints® Moderate Strategy Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
T. Rowe Price Equity Income Fund
Accumulation unit value at beginning of period	$27.180	$33.200	$31.350	$28.350	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.950	$27.180	$33.200	$31.350	$28.350	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	2	-	-	-	-	-
APP I-333

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
T. Rowe Price Growth Stock Fund, Inc.
Accumulation unit value at beginning of period	$53.780	$59.260	$50.730	$51.400	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$68.760	$53.780	$59.260	$50.730	$51.400	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	3	2	2	1	-	-	-	-	-
T. Rowe Price Retirement 2010 Fund
Accumulation unit value at beginning of period	$16.070	$18.100	$17.190	$16.720	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.850	$16.070	$18.100	$17.190	$16.720	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
T. Rowe Price Retirement 2020 Fund
Accumulation unit value at beginning of period	$19.220	$22.190	$20.110	$19.390	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.720	$19.220	$22.190	$20.110	$19.390	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
T. Rowe Price Retirement 2030 Fund
Accumulation unit value at beginning of period	$21.940	$25.510	$22.190	$21.500	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.460	$21.940	$25.510	$22.190	$21.500	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
T. Rowe Price Retirement 2040 Fund
Accumulation unit value at beginning of period	$22.690	$26.830	$22.890	$22.280	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.630	$22.690	$26.830	$22.890	$22.280	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
T. Rowe Price Retirement 2050 Fund
Accumulation unit value at beginning of period	$12.980	$15.260	$12.940	$12.550	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.360	$12.980	$15.260	$12.940	$12.550	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
T. Rowe Price Retirement Balanced Fund
Accumulation unit value at beginning of period	$13.910	$15.390	$14.660	$14.240	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.500	$13.910	$15.390	$14.660	$14.240	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-334

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Templeton Developing Markets Trust
Accumulation unit value at beginning of period	$18.170	$21.980	$15.820	$13.590	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.960	$18.170	$21.980	$15.820	$13.590	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Templeton Foreign Fund
Accumulation unit value at beginning of period	$6.680	$8.070	$6.990	$6.380	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$7.270	$6.680	$8.070	$6.990	$6.380	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Templeton Global Bond Fund
Accumulation unit value at beginning of period	$11.300	$11.890	$12.000	$11.580	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.720	$11.300	$11.890	$12.000	$11.580	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Templeton Growth Fund, Inc.
Accumulation unit value at beginning of period	$20.730	$27.260	$23.560	$21.910	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.570	$20.730	$27.260	$23.560	$21.910	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	-	-	-	-	-
The Hartford Balanced Income Fund
Accumulation unit value at beginning of period	$13.030	$14.680	$13.890	$12.950	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.000	$13.030	$14.680	$13.890	$12.950	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
The Hartford Capital Appreciation Fund — Class R4
Accumulation unit value at beginning of period	$34.940	$42.590	$39.680	$38.180	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$43.770	$34.940	$42.590	$39.680	$38.180	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
The Hartford Capital Appreciation Fund — Class R5
Accumulation unit value at beginning of period	$35.640	$43.340	$40.300	$38.840	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$44.670	$35.640	$43.340	$40.300	$38.840	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-335

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
The Hartford Conservative Allocation Fund — Class R4
Accumulation unit value at beginning of period	$9.750	$10.440	$9.780	$9.520	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.820	$9.750	$10.440	$9.780	$9.520	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
The Hartford Conservative Allocation Fund — Class R5
Accumulation unit value at beginning of period	$9.760	$10.460	$9.790	$9.540	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.840	$9.760	$10.460	$9.790	$9.540	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
The Hartford Dividend and Growth Fund
Accumulation unit value at beginning of period	$22.170	$26.300	$24.900	$22.800	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.150	$22.170	$26.300	$24.900	$22.800	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
The Hartford Growth Allocation Fund — Class R4
Accumulation unit value at beginning of period	$10.960	$12.280	$10.610	$10.130	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.810	$10.960	$12.280	$10.610	$10.130	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
The Hartford Growth Allocation Fund — Class R5
Accumulation unit value at beginning of period	$11.010	$12.350	$10.670	$10.180	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.870	$11.010	$12.350	$10.670	$10.180	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
The Hartford Growth Opportunities Fund
Accumulation unit value at beginning of period	$34.610	$45.100	$37.620	$39.440	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$42.370	$34.610	$45.100	$37.620	$39.440	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
The Hartford Healthcare Fund
Accumulation unit value at beginning of period	$32.680	$36.210	$31.250	$37.470	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$41.130	$32.680	$36.210	$31.250	$37.470	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-336

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
The Hartford High Yield Fund
Accumulation unit value at beginning of period	$6.850	$7.470	$7.330	$6.810	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$7.480	$6.850	$7.470	$7.330	$6.810	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
The Hartford Inflation Plus Fund
Accumulation unit value at beginning of period	$9.970	$10.480	$10.780	$10.480	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.460	$9.970	$10.480	$10.780	$10.480	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
The Hartford MidCap Value Fund
Accumulation unit value at beginning of period	$12.720	$16.800	$15.210	$14.440	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.140	$12.720	$16.800	$15.210	$14.440	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
The Hartford Small Company Fund
Accumulation unit value at beginning of period	$19.010	$24.000	$19.160	$18.800	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.650	$19.010	$24.000	$19.160	$18.800	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
The Hartford Total Return Bond Fund — Class R4
Accumulation unit value at beginning of period	$10.130	$10.580	$10.400	$10.300	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.820	$10.130	$10.580	$10.400	$10.300	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
The Hartford Total Return Bond Fund — Class R5
Accumulation unit value at beginning of period	$10.060	$10.550	$10.400	$10.300	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.760	$10.060	$10.550	$10.400	$10.300	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Thornburg Core Growth Fund — Class R3
Accumulation unit value at beginning of period	$32.900	$33.820	$27.320	$28.010	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$38.530	$32.900	$33.820	$27.320	$28.010	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-337

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Thornburg Core Growth Fund — Class R4
Accumulation unit value at beginning of period	$33.240	$34.130	$27.550	$28.210	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$39.010	$33.240	$34.130	$27.550	$28.210	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Thornburg International Value Fund — Class R3
Accumulation unit value at beginning of period	$19.310	$24.490	$23.060	$24.110	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.210	$19.310	$24.490	$23.060	$24.110	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Thornburg International Value Fund — Class R4
Accumulation unit value at beginning of period	$19.150	$24.310	$22.890	$23.950	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.060	$19.150	$24.310	$22.890	$23.950	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Thornburg Value Fund — Class R3
Accumulation unit value at beginning of period	$60.410	$67.160	$54.740	$51.530	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$77.560	$60.410	$67.160	$54.740	$51.530	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Thornburg Value Fund — Class R4
Accumulation unit value at beginning of period	$61.050	$67.870	$55.300	$52.070	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$78.470	$61.050	$67.870	$55.300	$52.070	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
TIAA-CREF Bond Index Fund
Accumulation unit value at beginning of period	$10.530	$10.830	$10.730	$10.720	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.110	$10.530	$10.830	$10.730	$10.720	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
TIAA-CREF Equity Index Fund
Accumulation unit value at beginning of period	$18.480	$19.960	$16.840	$15.300	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.710	$18.480	$19.960	$16.840	$15.300	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-338

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
TIAA-CREF Large-Cap Growth Index Fund
Accumulation unit value at beginning of period	$27.550	$29.050	$22.760	$21.550	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$36.650	$27.550	$29.050	$22.760	$21.550	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
TIAA-CREF Large-Cap Value Index Fund
Accumulation unit value at beginning of period	$17.520	$19.930	$18.320	$16.110	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.680	$17.520	$19.930	$18.320	$16.110	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Timothy Plan Large/Mid-Cap Value Fund
Accumulation unit value at beginning of period	$15.770	$19.180	$17.430	$16.260	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.790	$15.770	$19.180	$17.430	$16.260	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
UBS Dynamic Alpha Fund
Accumulation unit value at beginning of period	$6.080	$6.540	$6.280	$6.400	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$6.260	$6.080	$6.540	$6.280	$6.400	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
UBS Global Allocation Fund
Accumulation unit value at beginning of period	$11.230	$12.170	$10.580	$10.660	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.450	$11.230	$12.170	$10.580	$10.660	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
UBS U.S. Allocation Fund
Accumulation unit value at beginning of period	$40.260	$48.870	$43.310	$40.940	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$48.710	$40.260	$48.870	$43.310	$40.940	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Victory Diversified Stock Fund
Accumulation unit value at beginning of period	$14.510	$19.040	$18.420	$18.190	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.520	$14.510	$19.040	$18.420	$18.190	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-339

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Victory Munder Mid-Cap Core Growth Fund
Accumulation unit value at beginning of period	$19.250	$34.480	$33.510	$35.470	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.060	$19.250	$34.480	$33.510	$35.470	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Victory Special Value Fund
Accumulation unit value at beginning of period	$21.310	$27.710	$22.050	$21.470	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.410	$21.310	$27.710	$22.050	$21.470	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Victory Sycamore Established Value Fund
Accumulation unit value at beginning of period	$33.050	$40.580	$36.160	$30.430	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$40.050	$33.050	$40.580	$36.160	$30.430	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Victory Sycamore Small Company Opportunity Fund
Accumulation unit value at beginning of period	$37.490	$46.720	$44.100	$35.600	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$45.140	$37.490	$46.720	$44.100	$35.600	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Virtus Ceredex Large-Cap Value Equity Fund
Accumulation unit value at beginning of period	$11.210	$16.200	$16.430	$14.510	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.700	$11.210	$16.200	$16.430	$14.510	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Virtus Ceredex Mid-Cap Value Equity Fund
Accumulation unit value at beginning of period	$10.110	$12.500	$13.640	$11.910	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.690	$10.110	$12.500	$13.640	$11.910	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Virtus Ceredex Small-Cap Value Equity Fund
Accumulation unit value at beginning of period	$8.450	$11.530	$12.430	$10.160	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$9.380	$8.450	$11.530	$12.430	$10.160	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-340

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wells Fargo Asset Allocation Fund
Accumulation unit value at beginning of period	$12.080	$14.470	$12.820	$12.440	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.250	$12.080	$14.470	$12.820	$12.440	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Wells Fargo Core Bond Fund
Accumulation unit value at beginning of period	$12.830	$13.210	$13.020	$12.950	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.540	$12.830	$13.210	$13.020	$12.950	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Wells Fargo Emerging Markets Equity Fund
Accumulation unit value at beginning of period	$21.220	$25.380	$18.910	$17.050	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.890	$21.220	$25.380	$18.910	$17.050	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Wells Fargo International Equity Fund
Accumulation unit value at beginning of period	$10.700	$13.350	$11.120	$10.980	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.040	$10.700	$13.350	$11.120	$10.980	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Wells Fargo Utility and Telecommunications Fund
Accumulation unit value at beginning of period	$21.420	$21.160	$18.950	$17.050	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.960	$21.420	$21.160	$18.950	$17.050	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Alger Capital Appreciation Institutional Fund
Accumulation unit value at beginning of period	$28.640	$32.420	$26.410	$26.480	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.510	$28.640	$32.420	$26.410	$26.480	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Alger Mid Cap Growth Institutional Fund
Accumulation unit value at beginning of period	$25.090	$29.330	$22.640	$22.320	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.970	$25.090	$29.330	$22.640	$22.320	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-341

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger Small Cap Growth Institutional Fund
Accumulation unit value at beginning of period	$17.540	$20.260	$16.230	$15.150	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.940	$17.540	$20.260	$16.230	$15.150	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Blackrock S&P 500 Index V.I. Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Balanced HLS Fund
Accumulation unit value at beginning of period	$27.910	$31.480	$27.860	$26.990	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.800	$27.910	$31.480	$27.860	$26.990	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Dividend and Growth HLS Fund
Accumulation unit value at beginning of period	$19.820	$23.850	$22.010	$22.020	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.960	$19.820	$23.850	$22.010	$22.020	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Growth Opportunities HLS Fund
Accumulation unit value at beginning of period	$32.190	$36.910	$28.740	$33.760	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.240	$32.190	$36.910	$28.740	$33.760	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Healthcare HLS Fund
Accumulation unit value at beginning of period	$19.440	$21.350	$20.600	$29.360	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.120	$19.440	$21.350	$20.600	$29.360	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Small Company HLS Fund
Accumulation unit value at beginning of period	$16.940	$18.970	$15.050	$16.470	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.440	$16.940	$18.970	$15.050	$16.470	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-342

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Hartford SmallCap Growth HLS Fund
Accumulation unit value at beginning of period	$25.950	$31.280	$26.120	$24.380	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.530	$25.950	$31.280	$26.120	$24.380	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Total Return Bond HLS Fund
Accumulation unit value at beginning of period	$10.700	$11.250	$11.030	$10.870	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.380	$10.700	$11.250	$11.030	$10.870	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Ultrashort Bond HLS Fund
Accumulation unit value at beginning of period	$10.090	$10.050	$10.020	$9.970	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.180	$10.090	$10.050	$10.020	$9.970	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-343

Part A

Talcott Resolution Life Insurance Company Group Variable Annuity Contracts Separate Account Eleven Premier Innovations SM (Series II) Administered by Massachusetts Mutual Life Insurance Company
This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the “Contract” or “Contracts”). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.
Talcott Resolution Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.
You or your Employer allocate your plan Contribution to “Sub-Accounts.” Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds (“Funds”) that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.
The underlying Funds are listed below:
●
AB Discovery Value Fund — Class A

●
AB Global Bond Fund — Class A

●
AB High Income Fund — Class A

●
AB International Value Fund — Class A

●
AB Sustainable International Thematic Fund — Class A

●
Alger Capital Appreciation Institutional Fund — Class I

●
Alger Mid Cap Growth Institutional Fund — Class I

●
Alger Small Cap Growth Institutional Fund — Class I

●
AllianzGI Dividend Value Fund — Class A

●
AllianzGI International Value Fund — Class A

●
American Century Diversified Bond Fund — Class A

●
American Century Equity Growth Fund — Class A

●
American Century Equity Income Fund — Class A

●
American Century Ginnie Mae Fund — Class A

●
American Century Growth Fund — Class A

●
American Century Heritage Fund — Class A

●
American Century Mid Cap Value Fund — Class A

●
American Century Small Cap Value Fund — Class A

●
American Century Small Company Fund — Class A

●
American Century U.S. Government Money Market Fund — Class A

●
American Funds AMCAP Fund® — Class R3

●
American Funds American Mutual Fund® — Class R3

●
American Funds Capital Income Builder® — Class R3

●
American Funds Capital World Growth and Income FundSM — Class R3

●
American Funds EuroPacific Growth Fund® — Class R3

●
American Funds Fundamental Investors FundSM — Class R3

●
American Funds New Perspective Fund® — Class R3

●
American Funds New World Fund® — Class R-3

●
American Funds The Bond Fund of America® — Class R3

●
American Funds The Growth Fund of America® — Class R3

●
American Funds The Income Fund of America® — Class R3

●
American Funds The Investment Company of America® — Class R3

●
American Funds The New Economy Fund® — Class R3

●
American Funds Washington Mutual Investors FundSM — Class R3

●
Ave Maria Growth Fund

●
Ave Maria Rising Dividend Fund

●
Ave Maria Value Fund

●
BlackRock Advantage Large Cap Growth Fund — Investor A Shares

●
BlackRock Advantage Small Cap Growth Fund — Investor A Shares

●
BlackRock Capital Appreciation Fund, Inc. — Investor A Shares

●
BlackRock Equity Dividend Fund — Investor A Shares

●
BlackRock Global Allocation Fund, Inc. — Investor A Shares

●
BlackRock International Dividend Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2025 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2030 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2035 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2040 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2045 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2050 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2055 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic Retirement Fund — Investor A Shares

●
BlackRock Mid Cap Dividend Fund — Investor A Shares

●
BlackRock S&P 500 Index V.I. Fund — Class III Shares

●
BNY Mellon Bond Market Index Fund — Class INV

●
BNY Mellon Midcap Index Fund, Inc.

●
BNY Mellon Smallcap Stock Index Fund

●
BNY Mellon S&P 500 Index Fund

●
Calamos Global Equity Fund — Class A

●
Calamos International Growth Fund — Class A

●
Calvert Bond Fund — Class A

●
Calvert Equity Fund — Class A

●
Calvert Income Fund — Class A

●
ClearBridge Appreciation Fund — Class A

●
ClearBridge International Small Cap Fund — Class A

●
ClearBridge Mid Cap Fund — Class A

●
ClearBridge Small Cap Growth Fund — Class A

●
ClearBridge Small Cap Growth Fund — Class FI

●
Columbia Acorn® Fund — Class A

●
Columbia Contrarian Core Fund — Class A

●
Columbia Disciplined Small Core Fund — Class A

●
Columbia Large Cap Growth Fund — Class A

●
Columbia Large Cap Growth Fund III — Class A

●
Columbia Large Cap Value Fund — Class ADV

●
Columbia Select Mid Cap Value Fund — Class A

●
Columbia Select Mid Cap Value Fund — Class ADV*

●
Columbia Seligman Communications and Information Fund — Class A

●
Columbia Seligman Global Technology Fund — Class A

●
Columbia Small Cap Value Fund I — Class A

●
Columbia Small/Mid Cap Value Fund — Class ADV

●
Davis New York Venture Fund — Class A

●
Delaware Diversified Income Fund — Class A

●
Delaware Extended Duration Bond Fund — Class A

●
Domini Impact Equity FundSM — Investor Class

●
DWS Capital Growth Fund — Class A

●
DWS Emerging Markets Fixed Income Fund — Class A

●
DWS International Growth Fund — Class A

●
Eaton Vance-Atlanta Capital SMID-Cap Fund — Class A

●
Eaton Vance Balanced Fund — Class A

●
Eaton Vance Income Fund of Boston — Class A

●
Eaton Vance Large-Cap Value Fund — Class A

●
Eaton Vance Worldwide Health Sciences Fund — Class A

●
Federated Clover Small Value Fund — Class A

●
Federated Equity Income Fund, Inc. — Class A

●
Federated Kaufmann Fund — Class R

●
Fidelity Advisor® Leveraged Company Stock Fund — Class M

●
Fidelity Advisor® Real Estate Fund — Class M

●
Franklin Conservative Allocation Fund — Class A

●
Franklin Growth Allocation Fund — Class A

●
Franklin Growth Fund — Class A

●
Franklin High Income Fund — Class A1

●
Franklin Income Fund — Class A1

●
Franklin Moderate Allocation Fund — Class A

●
Franklin Mutual Beacon Fund — Class A

●
Franklin Mutual Global Discovery Fund — Class A

●
Franklin Mutual Shares Fund — Class A

●
Franklin Small Cap Value Fund — Class A

●
Franklin Strategic Income Fund — Class A

●
Franklin Total Return Fund — Class A

●
Frost Growth Equity Fund — Investor Class

●
Frost Value Equity Fund — Investor Class

●
Goldman Sachs Absolute Return Tracker — Class A

●
Goldman Sachs Government Income Fund — Class A

●
Goldman Sachs Growth Opportunities Fund — Class A

●
Goldman Sachs High Yield Fund — Class A

●
Goldman Sachs Large Cap Value Fund — Class A

●
Goldman Sachs Mid Cap Value Fund — Class A

●
Goldman Sachs Satellite Strategies — Class A

●
Goldman Sachs Small Cap Value Fund — Class A

●
Goldman Sachs Small/Mid Cap Growth Fund — Class A

●
Hartford AARP Balanced Retirement Fund — Class R4

●
Hartford Global Impact Fund — Class R4

●
Hartford International Equity Fund — Class R4

●
Hartford Moderate Allocation Fund — Class R4

●
Invesco American Franchise Fund — Class A

●
Invesco American Value Fund — Class A

●
Invesco Balanced-Risk Commodity Strategy Fund — Class A

●
Invesco Comstock Fund — Class A

●
Invesco Developing Markets Fund — Class A

●
Invesco Equity and Income Fund — Class A

●
Invesco Global Core Equity Fund — Class A

●
Invesco Growth and Income Fund — Class A

●
Invesco International Growth Fund — Class A

●
Invesco Mid Cap Growth Fund — Class A

●
Invesco Multi-Asset Income Fund — Class A

●
Invesco Oppenheimer Developing Markets Fund — Class A

●
Invesco Oppenheimer Discovery Mid Cap Growth Fund — Class A

●
Invesco Oppenheimer Equity Income Fund — Class A

●
Invesco Oppenheimer Global Fund — Class A

●
Invesco Oppenheimer Global Opportunities Fund — Class A

●
Invesco Oppenheimer Global Strategic Income Fund — Class A

●
Invesco Oppenheimer Gold & Special Minerals Fund — Class A

●
Invesco Oppenheimer Intermediate Income Fund — Class A

●
Invesco Oppenheimer International Bond Fund — Class A

2

●
Invesco Oppenheimer International Diversified Fund — Class A

●
Invesco Oppenheimer International Growth Fund — Class A

●
Invesco Oppenheimer Main Street All Cap Fund® — Class A

●
Invesco Oppenheimer Main Street Mid Cap Fund® — Class A

●
Invesco Oppenheimer Mid Cap Value Fund — Class A

●
Invesco Oppenheimer Real Estate Fund — Class A

●
Invesco Oppenheimer Rising Dividends Fund — Class A

●
Invesco Real Estate Fund — Class A

●
Invesco Small Cap Discovery Fund — Class A

●
Invesco Small Cap Equity Fund — Class A

●
Invesco Small Cap Growth Fund — Class A

●
Invesco Small Cap Value Fund — Class A

●
Ivy Asset Strategy Fund — Class Y

●
Ivy Large Cap Growth Fund — Class Y

●
Ivy Natural Resources Fund — Class Y

●
Ivy Science & Technology Fund — Class Y

●
Ivy Small Cap Growth Fund — Class Y

●
Janus Henderson Balanced Fund — Class S

●
Janus Henderson Enterprise Fund — Class S

●
Janus Henderson Forty Fund — Class S

●
Janus Henderson Mid Cap Value Fund — Class S

●
Janus Henderson Overseas Fund — Class S

●
JPMorgan Core Bond Fund — Class A

●
JPMorgan Large Cap Growth Fund — Class A

●
JPMorgan Small Cap Equity Fund — Class A

●
JPMorgan Small Cap Growth Fund — Class A

●
JPMorgan Small Cap Value Fund — Class A

●
JPMorgan SmartRetirement® 2020 Fund — Class A

●
JPMorgan SmartRetirement® 2025 Fund — Class A

●
JPMorgan SmartRetirement® 2030 Fund — Class A

●
JPMorgan SmartRetirement® 2035 Fund — Class A

●
JPMorgan SmartRetirement® 2040 Fund — Class A

●
JPMorgan SmartRetirement® 2045 Fund — Class A

●
JPMorgan SmartRetirement® 2050 Fund — Class A

●
JPMorgan SmartRetirement® 2055 Fund — Class A

●
JPMorgan SmartRetirement® 2060 Fund — Class A

●
JPMorgan SmartRetirement® Income Fund — Class A

●
JPMorgan U.S. Equity Fund — Class A

●
JPMorgan U.S. Government Money Market Fund — Reserve Class

●
LKCM Aquinas Catholic Equity Fund

●
Loomis Sayles Bond Fund — Class ADM

●
Lord Abbett Affiliated Fund, Inc. — Class A

●
Lord Abbett Calibrated Dividend Growth Fund — Class A

●
Lord Abbett Developing Growth Fund — Class A

●
Lord Abbett Fundamental Equity Fund — Class A

●
Lord Abbett Growth Opportunities Fund — Class A

●
Lord Abbett International Equity Fund — Class A

●
Lord Abbett Total Return Fund — Class A

●
Lord Abbett Value Opportunities Fund — Class A

●
Massachusetts Investors Trust — Class R3

●
MassMutual Premier Disciplined Growth Fund — Class R4

●
MassMutual Premier Global Fund — Class R4

●
MassMutual Premier International Equity Fund — Class R4

●
MassMutual Premier Main Street Fund — Class R4

●
MassMutual Premier Short-Duration Bond Fund — Class R4

●
MassMutual Premier Small Cap Opportunities Fund — Class R4

●
MassMutual Premier Strategic Emerging Markets Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2020 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2025 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2030 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2035 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2040 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2045 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2050 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2055 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2060 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund — Class R4

●
MassMutual Select BlackRock Global Allocation Fund — Class R4

●
MassMutual Select Blue Chip Growth Fund — Class R4

●
MassMutual Select Diversified Value Fund — Class R4

●
MassMutual Select Equity Opportunities Fund — Class R4

●
MassMutual Select Fundamental Value Fund — Class R4

●
MassMutual Select Growth Opportunities Fund — Class R4

●
MassMutual Select Mid Cap Growth Fund — Class R4

●
MassMutual Select Overseas Fund — Class R4

●
MassMutual Select Small Cap Growth Equity Fund — Class R4

●
MassMutual Select Small Company Value Fund — Class R4

●
MassMutual Select Strategic Bond Fund — Class R4

●
MassMutual Select Total Return Bond Fund — Class R4

●
MassMutual Select T. Rowe Price Retirement 2005 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2010 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2015 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2020 Fund — Class M3

3

●
MassMutual Select T. Rowe Price Retirement 2025 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2030 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2035 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2040 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2045 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2050 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2055 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2060 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement Balanced Fund — Class M3

●
MFS® Emerging Markets Debt Fund — Class R3

●
MFS® Government Securities Fund — Class R3

●
MFS® Growth Fund — Class R3

●
MFS® International Growth Fund — Class R3

●
MFS® International Intrinsic Value Fund — Class R3

●
MFS® New Discovery Fund — Class R3

●
MFS® Research International Fund — Class R3

●
MFS® Technology Fund — Class R3

●
MFS® Total Return Bond Fund — Class R3

●
MFS® Total Return Fund — Class R3

●
MFS® Utilities Fund — Class R3

●
MFS® Value Fund — Class R3

●
MM MSCI EAFE® International Index Fund — Class R4

●
MM Russell 2000® Small Cap Index Fund — Class R4

●
MM S&P 500® Index Fund — Class R4

●
MM S&P® Mid Cap Index Fund — Class R4

●
Neuberger Berman Sustainable Equity Fund — Class A

●
North Square Oak Ridge Small Cap Growth Fund Class - A

●
Nuveen Mid Cap Growth Opportunities Fund — Class A

●
Nuveen NWQ International Value Fund — Class A

●
Nuveen Santa Barbara Dividend Growth Fund — Class A

●
Nuveen Small Cap Select Fund — Class A

●
Oakmark Equity and Income Fund — Service Class

●
PGIM Jennison 20/20 Focus Fund — Class A

●
PGIM Jennison Mid-Cap Growth Fund, Inc. — Class A

●
PGIM Jennison Natural Resources Fund, Inc. — Class A

●
PIMCO Real Return Fund — Class A

●
PIMCO Total Return ESG Fund — Admin Class

●
PIMCO Total Return Fund — Class A

●
Pioneer Disciplined Value Fund — Class A

●
Pioneer Equity Income Fund — Class A

●
Pioneer Fundamental Growth Fund — Class A

●
Pioneer Fund — Class A

●
Pioneer Global Equity Fund — Class A

●
Pioneer Mid Cap Value Fund — Class A

●
Pioneer Strategic Income Fund — Class A

●
Putnam Equity Income Fund — Class A

●
Putnam High Yield Fund — Class A

●
Putnam International Capital Opportunities Fund — Class A

●
Royce Small-Cap Value Fund — Service Class

●
Royce Total Return Fund — Service Class

●
Russell LifePoints® Balanced Strategy Fund — Class R4

●
Russell LifePoints® Conservative Strategy Fund — Class R4

●
Russell LifePoints® Equity Growth Strategy Fund — Class R4

●
Russell LifePoints® Growth Strategy Fund — Class R4

●
Russell LifePoints® Moderate Strategy Fund — Class R4

●
Templeton Foreign Fund — Class A

●
Templeton Global Bond Fund — Class A

●
Templeton Growth Fund, Inc. — Class A

●
The Hartford Balanced Income Fund — Class R4

●
The Hartford Capital Appreciation Fund — Class R4

●
The Hartford Checks and Balances Fund — Class R4

●
The Hartford Conservative Allocation Fund — Class R4

●
The Hartford Dividend and Growth Fund — Class R4

●
The Hartford Equity Income Fund — Class R4

●
The Hartford Growth Allocation Fund — Class R4

●
The Hartford Growth Opportunities Fund — Class R4

●
The Hartford Healthcare Fund — Class R4

●
The Hartford High Yield Fund — Class R4

●
The Hartford Inflation Plus Fund — Class R4

●
The Hartford International Opportunities Fund — Class R4

●
The Hartford Midcap Fund — Class R4

●
The Hartford MidCap Value Fund — Class R4

●
The Hartford Small Company Fund — Class R4

●
The Hartford Total Return Bond Fund — Class R4

●
Thornburg Core Growth Fund — Class R4

●
Thornburg International Value Fund — Class R4

●
Thornburg Value Fund — Class R4

●
TIAA-CREF Bond Index Fund — Retirement Class

●
TIAA-CREF Equity Index Fund — Retirement Class

●
TIAA-CREF Large-Cap Growth Index Fund — Retirement Class

●
TIAA-CREF Large-Cap Value Index Fund — Retirement Class

●
Timothy Plan Large/Mid-Cap Value Fund — Class A

●
T. Rowe Price Equity Income Fund — Class R

●
T. Rowe Price Growth Stock Fund — Class R

●
UBS Dynamic Alpha Fund — Class A

●
UBS Global Allocation Fund — Class A

●
Victory Diversified Stock Fund — Class A

●
Victory Munder Mid-Cap Core Growth Fund — Class A

●
Victory Special Value Fund — Class A

●
Victory Sycamore Established Value Fund — Class A

●
Victory Sycamore Small Company Opportunity Fund — Class A

●
Virtus Ceredex Large-Cap Value Equity Fund—Class A

●
Virtus Ceredex Mid-Cap Value Equity Fund — Class A

●
Virtus Ceredex Small-Cap Value Equity Fund — Class A

●
Virtus Seix Total Return Bond Fund — Class A

4

●
Wells Fargo Asset Allocation Fund — Class A

●
Wells Fargo Emerging Markets Equity Fund — Class A

●
Wells Fargo International Equity Fund — Class A

●
Wells Fargo Utility and Telecommunications Fund — Class A

* Effective on or about July 20, 2020, the underlying Fund will be added as a new Sub-Account investment option, subject to the closing of the reorganization.
For more information on the underlying Funds see the section entitled “The Funds.”
For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer’s program.
Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the underlying Funds.
The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission (“SEC”).
If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.
The SEC doesn’t approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.
This Prospectus and the Statement of Additional Information can also be obtained from the SEC’s website (http://www.sec.gov).
Beginning January 1, 2021, we will no longer send you paper copies of underlying mutual fund shareholder reports (“Reports”) unless you specifically request paper copies from us. The Reports will be available online. We will notify you by mail each time the Reports are posted. The notice will provide the website link(s) to access the Reports as well as instructions for requesting paper copies. If you wish to continue receiving your Reports in paper free of charge from us, please call 800-258-4511. Your election to receive the Reports in paper will apply to all underlying mutual funds available under your Contract. If you have already elected to receive the Reports electronically, you will not be affected by this change and need not take any action.
This group variable annuity contract IS NOT:
♦
A bank deposit or obligation

♦
Federally insured

♦
Endorsed by any bank or governmental agency

Prospectus Dated: May 1, 2020
Statement of Additional Information Dated: May 1, 2020
5

6

GLOSSARY OF SPECIAL TERMS
Accumulation Period: The period before the start of Annuity payouts.
Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.
Administrative Office: Our overnight mailing address is: 100 Bright Meadow Blvd., Enfield, CT 06082-1981. Our standard mailing address is: MassMutual U.S. Workplace Solutions, P.O. Box 1583, Hartford, Connecticut 06144-1583.
Annual Maintenance Fee: An annual charge we deduct from each Participant Account on a quarterly basis or on a full Surrender of a Participant Account. The charge is deducted proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Annuitant: The person on whose life Annuity payouts are based.
Annuitant’s Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.
Annuity: A series of payments for life or another designated period.
Annuity Commencement Date: The date we start to make Annuity payouts to you.
Annuity Period: The period during which we make Annuity payouts to you.
Annuity Unit:  A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.
Approved Plan Related Investment Account: Any Participant-directed investment account under the Plan that is identified by the Contract Owner and accepted by us for the purpose of Participant-directed transfers of amounts from the Contract for investment outside the Contract.
Beneficiary: The person or persons designated to receive Contract values in the event of the Participant’s or Annuitant’s death.
Benefit Payment: Amounts Surrendered by the Contract Owner to pay benefits to a Participant or beneficiary under the terms of the Plan. Amounts Surrendered for transfer to the funding vehicle of another investment provider or because of the termination of the Plan are not Benefit Payments.
Code: The Internal Revenue Code of 1986, as amended.
Contract Owner: The Employer or entity owning the Contract.
Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.
Contribution(s): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.
Employer: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.
Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.
General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Talcott Resolution.
Talcott Resolution, we or us: Talcott Resolution Life Insurance Company.
Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.
Participant (also, “you”): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.
7

Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.
Premium Tax:  A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.
Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.
Surrender: Any withdrawal of Contract values.
Tax Sheltered Annuity (also “Tax Deferred Annuity”): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.
Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.
Valuation Period: The time span between close of trading on the New York Stock Exchange from one Valuation Day to the next.
Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.
8

FEE TABLE
The following tables describe the fees and expenses that a Contract Owner will pay when purchasing, owning and surrendering the Contract or, if you are a Participant, when opening, holding and surrendering a Participant Account under the Contract. In addition to the fees described below, the Contract Owner may direct us to deduct additional fees for certain plan related expenses (See “Plan Related Expenses” under the section entitled “Contract Charges”).
If you are a Contract Owner, this table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. If you are a Participant, this table describes the fees and expenses that you will pay at the time that you open a Participant Account or surrender a Participant Account under the Contract. Charges for state Premium Taxes may also be deducted when you contribute to the Contract, upon Surrender or when we start to make Annuity payouts.
Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of premium payments)	None
Contingent Deferred Sales Charge (as a percentage of amounts surrendered)(1)
During First Year	5%
During Second Year	4%
During Third Year	3%
During Fourth Year	2%
During Fifth Year	1%
During Sixth Year and thereafter	0%
Loan Set-Up Fee(2)*	$50
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract or have a Participant Account under the Contract, not including fees and expenses of the underlying Funds.
Loan Administration Fee(2)(3)*	$50

(1)
The percentage of the Contingent Deferred Sales Charge depends on the number of Contract Years completed before the Surrender. We do not assess a Contingent Deferred Sales Charge on Benefit Payments, Plan Related Expenses, or transfers to an Approved Plan Related Investment Account.

(2)
This is the maximum fee we would charge. See “May I Request a Loan from my Participant Account?”

(3)
We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

*
This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

9

Annual Maintenance Fee(4)	$30
Maximum Separate Account Annual Expenses (as a percentage of average daily Sub-Account value)(5)
Before Annuity Commencement Date:
Range of Program and Administrative Charge based on total value of Participant Accounts under a Contract(6)	Program and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date:
Program and Administrative Charge
All Participant Accounts	1.25%
We may eliminate or change the Contingent Deferred Sales Charge, Program and Administrative Charge and Annual Maintenance Fee. (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”). We may also deduct a charge for Premium Taxes at the time of Surrender.

(4)
The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract.

Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
(5)
The Program and Administrative Charge can be reduced (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”).

(6)
The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

10

This table shows the minimum and maximum Total Annual Fund Operating Expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract or have a Participant Account under the Contract. More details concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Sub-Account assets, including management fees, Rule 12b-1 distribution and/or service fees, and other expenses)	0.30%	2.24%†
†
The maximum rate does not reflect the contractual fee wavier received from the fund company.

The Franklin Asset Allocation Funds, JPMorgan SmartRetirement® Funds, Hartford Asset Allocation Funds, BlackRock LifePath® Dynamic Retirement Funds, MassMutual RetireSMARTSM by JPMorgan Funds, MassMutual Select T. Rowe Price Retirement Funds, and Russell LifePoints® Strategy Funds are referred to as “funds of funds,” and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the underlying Funds and the actual expenses of the underlying Funds.
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EXAMPLE
The Examples below are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples reflect a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses at each expense level and the highest Total Annual Fund Operating Expenses (before any fee waivers and/or expense reimbursements) of the underlying Funds. The Examples do not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. The Examples do not reflect any deduction for Contract Owner directed Plan Related Expenses. If a deduction for Plan Related Expenses applied, expenses would be higher.
The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example tables, Talcott Resolution assumes a Participant Account value of  $10,000 to illustrate the charges that would be deducted. The Examples assume the Annual Maintenance Fee will always be deducted if the Contract or Participant Account is Surrendered. We change the Annual Maintenance Fee for a $10,000 Participant Account value into a percentage to more easily calculate the charges. The percentage we use is 0.30%.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that you invest in your Participant Account at the same time the Contract is issued to the Contract Owner and that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Program and Administrative Charge	If you Surrender your Contract at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not Surrender your Contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$752	$1,185	$1,623	$3,195	$263	$867	$1,493	$3,165	$293	$897	$1,523	$3,195
1.05%	$733	$1,126	$1,521	$2,995	$243	$805	$1,391	$2,965	$273	$835	$1,421	$2,995
0.85%	$713	$1,066	$1,418	$2,791	$222	$744	$1,289	$2,761	$252	$774	$1,319	$2,791
0.75%	$704	$1,036	$1,367	$2,688	$212	$713	$1,237	$2,658	$242	$743	$1,267	$2,688
0.65%	$694	$1,006	$1,315	$2,583	$202	$682	$1,185	$2,553	$232	$712	$1,215	$2,583
0.50%	$679	$961	$1,237	$2,424	$187	$636	$1,107	$2,394	$217	$666	$1,137	$2,424
0.35%	$665	$916	$1,158	$2,263	$171	$589	$1,029	$2,233	$201	$619	$1,059	$2,263
0.15%	$645	$855	$1,053	$2,045	$151	$527	$923	$2,015	$181	$557	$953	$2,045
0.00%	$631	$809	$973	$1,878	$135	$480	$843	$1,848	$165	$510	$873	$1,878
CONDENSED FINANCIAL INFORMATION

When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see “How do I know what my Participant Account is worth?”. Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.
Available Information
We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information contained in this Prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
You may also obtain reports and other information about us by contacting our administrator using the information contained in this Prospectus, by visiting its website at www.massmutual.com/govnp.
12

SUMMARY
What are the Contracts?
The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. We no longer sell the Contract. However, we continue to administer the Contract and we continue to accept Contributions to existing Contracts.
What is the Accumulation Period?
During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.
During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.
What is the Contingent Deferred Sales Charge under the Contract?
You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Contract Years that have been completed before the Surrender.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
You won’t be charged a Contingent Deferred Sales Charge on:
✓
Benefit Payments

✓
Plan Related Expenses

✓
Transfers to an Approved Plan Related Investment Account

What charges will I pay on an annual basis?
Program and Administrative Charge: For providing administrative services, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The Program and Administrative Charge can be reduced (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
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Before the Annuity Commencement Date, the rate of the Program and Administrative Charge depends on the total value of the aggregate Participant Accounts and equals:
Total Value of Participant Accounts under a Contract	Program and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After the Annuity Commencement Date, the rate of the Program and Administrative Charge for all Participant Accounts is 1.25%.
Annual Maintenance Fee: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Is there a deduction for Premium Taxes?
We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0-3.5%.
Participant Account Loans
You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer’s plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.
Loans may be subject to a one-time set-up fee of  $50. In addition, loans may also be subject to an annual loan administration fee of  $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
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What is the Annuity Period?
At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants’ Accounts to provide Fixed and/or Variable Annuities under the Contract.
What Annuity Payout Options are available?
When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:
Life Annuity where we make monthly Annuity payments for as long as the Annuitant lives.
❖
Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
Cash Refund Life Annuity where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout option 3 for a discussion of how the remaining value is determined.
Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.
❖
When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.
❖
This option does not involve life contingencies and does not provide any mortality guarantee.

❖
Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

Under any of the Annuity payout options above, except the Payments for a Designated Period option (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.
PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the Sub-Account’s inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the
15

investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for program and administrative undertakings, if applicable, and the highest annual maintenance fee.
A Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for program and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.
If applicable, a Sub-Account may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for program and administrative undertakings and the annual maintenance fee.
A money market Sub-Account may advertise yield and effective yield. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the program and administrative undertakings and the annual maintenance fee.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.
TALCOTT RESOLUTION INSURANCE COMPANY
Talcott Resolution Life Insurance Company (“Talcott Resolution”) is a stock life insurance company. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Windsor, Connecticut. We are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
THE SEPARATE ACCOUNT
We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Talcott Resolution. The Separate Account meets the definition of  “separate account” under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:
•
Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

16

•
Is not subject to the liabilities arising out of any other business Talcott Resolution may conduct. The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

•
Is not affected by the rate of return of Talcott Resolution’s General Account or by the investment performance of any of Talcott Resolution’s other separate accounts.

•
May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

•
Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Participant Account will equal the total of the Contributions made to your Participant Account.
Separate Account Eleven was established on December 1, 2000.
THE FUNDS
The Separate Account is divided into “Sub-Accounts.” Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund’s prospectus. Before investing, you should carefully read each underlying Fund’s prospectus along with this Prospectus.
We do not guarantee the investment results of any of the underlying Funds. The Funds may not be available in all states or in all Contracts.
Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.
Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.
Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
RETAIL MUTUAL FUNDS:
AB Discovery Value Fund — Class A	Long-term growth of capital.	AllianceBernstein, L.P.
AB Global Bond Fund — Class A	To generate income consistent with preservation of capital.	AllianceBernstein, L.P.
AB High Income Fund — Class A	Seeks to maximize total returns from price appreciation and income.	AllianceBernstein, L.P.
AB International Value Fund — Class A	Long-term growth of capital.	AllianceBernstein, L.P.
Closed to Contracts issued on or about 8/1/2011.
AB Sustainable International Thematic Fund — Class A	Long-term growth of capital.	AllianceBernstein, L.P.
Closed to Contracts issued on or about 8/1/2012.
AllianzGI Dividend Value Fund — Class A	Seeks long-term growth of capital and income.	Allianz Global Investors U.S. LLC
Formerly AllianzGI NFJ Dividend Value Fund — Class A
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
AllianzGI International Value Fund — Class A	Seeks long-term growth of capital and income.	Allianz Global Investors U.S. LLC Sub-advised by NFJ Investment Group LLC
Formerly AllianzGI NFJ International Value Fund — Class A
American Century Diversified Bond Fund — Class A	Seeks a high level of income by investing in non-money market debt securities.	American Century Investment Management, Inc.
American Century Equity Growth Fund — Class A	The fund seeks long-term capital growth by investing in common stocks.	American Century Investment Management, Inc.
Closed to Contracts issued on or about 5/3/2010.
American Century Equity Income Fund — Class A	The fund seeks current income. Capital appreciation is a secondary objective.	American Century Investment Management, Inc.
American Century Ginnie Mae Fund — Class A	Seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates.	American Century Investment Management, Inc.
American Century Growth Fund — Class A	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
American Century Heritage Fund — Class A	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
American Century Mid Cap Value Fund — Class A	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century Small Cap Value Fund — Class A	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century Small Company Fund — Class A	Seeks long-term capital growth by investing primarily in common stocks of small companies.	American Century Investment Management, Inc.
American Century U.S. Government Money Market Fund — Class A†	Seeks current income while maintaining liquidity and preserving capital.	American Century Investment Management, Inc.
American Funds AMCAP Fund® —Class R3	Seeks to provide long-term growth of capital.	Capital Research and Management Company
American Funds American Mutual Fund® — Class R3	Strives for the balanced accomplishment of three objectives: current income, growth of capital, and conservation of principal.	Capital Research and Management Company
American Funds Capital Income Builder® — Class R3	Current income. The fund’s secondary objective is to provide you with growth of capital.	Capital Research and Management Company
American Funds Capital World Growth and Income FundSM — Class R3	Seeks to provide long-term growth of capital while providing current income.	Capital Research and Management Company
American Funds EuroPacific Growth Fund® — Class R3	Seeks to achieve long-term growth of capital.	Capital Research and Management Company
American Funds Fundamental Investors FundSM — Class R3	Seeks to provide long-term growth of capital and income.	Capital Research and Management Company
American Funds New Perspective Fund® — Class R3	Seeks to provide long-term growth of capital. Future income is a secondary objective.	Capital Research and Management Company
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds New World Fund® — Class R3	Long-term capital appreciation.	Capital Research and Management Company
American Funds The Bond Fund of America® — Class R3	Seeks to provide as high a level of current income as is consistent with the preservation of capital.	Capital Research and Management Company
Closed to Contracts issued on or about 5/3/2010.
American Funds The Growth Fund of America® — Class R3	Seeks to provide growth of capital.	Capital Research and Management Company
American Funds The Income Fund of America® — Class R3	Seeks to provide current income while secondarily striving for capital growth.	Capital Research and Management Company
American Funds The Investment Company of America® —Class R3	Seeks to provide long-term growth of capital and income.	Capital Research and Management Company
American Funds The New Economy Fund® — Class R3	Seeks to provide long-term growth of capital. Current income is a secondary consideration.	Capital Research and Management Company
American Funds Washington Mutual Investors FundSM — Class R3	Seeks to produce income and provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Management Company
Ave Maria Growth Fund	Long-term capital appreciation.	Schwartz Investment Counsel, Inc.
Ave Maria Rising Dividend Fund	Long-term capital appreciation.	Schwartz Investment Counsel, Inc.
Ave Maria Value Fund	Long-term capital appreciation.	Schwartz Investment Counsel, Inc.
BlackRock Advantage Large Cap Growth Fund — Investor A Shares	Seeks to achieve long-term total return.	BlackRock Advisors, LLC
BlackRock Advantage Small Cap Growth Fund — Investor A Shares	Seeks long-term capital growth.	BlackRock Advisors, LLC
BlackRock Capital Appreciation Fund, Inc. — Investor A Shares	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend Fund — Investor A Shares	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation Fund, Inc. — Investor A Shares	Seeks to provide high total investment return.	BlackRock Advisors, LLC
BlackRock International Dividend Fund — Investor A Shares	Seeks long-term capital appreciation.	BlackRock Advisors, LLC
BlackRock LifePath® Dynamic 2025 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2030 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
BlackRock LifePath® Dynamic 2035 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2040 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2045 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2050 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2055 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic Retirement Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock Mid Cap Dividend Fund — Investor A Shares	To seek capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BNY Mellon Bond Market Index Fund — Class INV	The fund seeks to match the total return of the Barclays Capital U.S. Aggregate Index.	BNY Mellon Investment Adviser, Inc.
Formerly Dreyfus Bond Market Index Fund — Class INV
BNY Mellon Midcap Index Fund, Inc.	Seeks to match the performance of the Standard & Poor’s® MidCap 400 Index.	BNY Mellon Investment Adviser, Inc.
Formerly Dreyfus Midcap Index Fund, Inc.
Closed to Contracts issued on or about 6/1/2014.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
BNY Mellon Smallcap Stock Index Fund	Seeks to match the performance of the Standard & Poor’s® SmallCap 600 Index.	BNY Mellon Investment Adviser, Inc.
Formerly Dreyfus Smallcap Stock Index Fund
BNY Mellon S&P 500 Index Fund	Seeks to match the performance of the Standard & Poor’s® 500 Composite Stock Price Index.	BNY Mellon Investment Adviser, Inc.
Formerly Dreyfus S&P 500 Index Fund
Calamos Global Equity Fund — Class A	Long-term capital growth.	Calamos Advisors LLC
Calamos International Growth Fund — Class A	Long-term capital growth.	Calamos Advisors LLC
Calvert Bond Fund — Class A	Seeks to provide as high a level of current income as is consistent with preservation of capital through investment in bonds and other debt securities.	Calvert Research and Management
Closed to Contracts issued on or about 8/1/2012.
Calvert Equity Fund — Class A	Seeks growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.	Calvert Research and Management Sub-advised by Atlanta Capital Management Company, LLC.
Calvert Income Fund — Class A	Seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities.	Calvert Research and Management
Closed to Contracts issued on or about 8/1/2011.
ClearBridge Appreciation Fund — Class A	Seeks to provide long-term appreciation of shareholder’s capital.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
ClearBridge International Small Cap Fund — Class A	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
ClearBridge Mid Cap Fund — Class A	Seeks long-term capital growth.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
ClearBridge Small Cap Growth Fund — Class A	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
ClearBridge Small Cap Growth Fund — Class FI	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
Closed to Contracts issued on or about 4/30/2012.
Columbia Acorn® Fund — Class A	Seeks long-term capital appreciation.	Columbia Wagner Asset Management, LLC
Columbia Contrarian Core Fund — Class A	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC
21

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Columbia Disciplined Small Core Fund — Class A	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Large Cap Growth Fund — Class A	Seeks long-term asset growth.	Columbia Management Investment Advisers, LLC
Columbia Large Cap Growth Fund III — Class A	Seeks long-term asset growth.	Columbia Management Investment Advisers, LLC
Closed to Contracts issued on or about 8/1/2012.
Columbia Large Cap Value Fund — Class ADV	Seeks capital growth and high current income.	Columbia Management Investment Advisers, LLC
Closed to Contracts issued on or about 12/31/2010.
Columbia Select Mid Cap Value Fund — Class A	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Select Mid Cap Value Fund — Class ADV	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Seligman Communications and Information Fund — Class A	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Seligman Global Technology Fund — Class A	Seeks long-term capital appreciation with a concentrated and conviction-weighted global technology strategy.	Columbia Management Investment Advisers, LLC
Closed to Contracts issued on or about 5/3/2010.
Columbia Small Cap Value Fund I — Class A	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Small/Mid Cap Value Fund — Class ADV	Seeks capital growth over the long-term.	Columbia Management Investment Advisers, LLC
Closed to Contracts issued on or about 12/31/2010.
Davis New York Venture Fund — Class A	Long-term growth of capital.	Davis Selected Advisers, L.P. Sub-advised by Davis Selected Advisers — NY, Inc.
Delaware Diversified Income Fund — Class A	Seeks maximum long-term total return, consistent with reasonable risk.	Delaware Management Company
Delaware Extended Duration Bond Fund — Class A	Seeks to provide investors with total return.	Delaware Management Company
Domini Impact Equity Fund® — Investor Class	Seeks to provide its shareholders with long-term total return.	Domini Impact Investments, LLC Sub-advised by SSGA Funds Management, Inc.
DWS Capital Growth Fund — Class A	Seeks long-term growth of capital.	DWS Investment Management Americas, Inc.
DWS Emerging Markets Fixed Income Fund — Class A	Seeks high current income and, secondarily, long-term capital appreciation.	DWS Investment Management Americas, Inc. Sub-advised by DWS International GmbH
Closed to Contracts issued on or about 5/3/2010.
DWS International Growth Fund — Class A	Long-term growth of capital.	DWS Investment Management Americas, Inc.
Eaton Vance-Atlanta Capital SMID-Cap Fund — Class A	Seeks long-term capital growth.	Boston Management and Research Sub-advised by Atlanta Capital Management Company, LLC
Eaton Vance Balanced Fund — Class A	To provide current income and long-term growth of capital.	Boston Management and Research
Eaton Vance Income Fund of Boston — Class A	To provide a high level of current income.	Boston Management and Research
22

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Eaton Vance Large-Cap Value Fund — Class A	Seeks total return.	Boston Management and Research
Eaton Vance Worldwide Health Sciences Fund — Class A	To seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies.	Eaton Vance Management Sub-advised by Eaton Vance Advisers International Ltd.
Federated Clover Small Value Fund — Class A	Seeks capital appreciation.	Federated Equity Management Company of Pennsylvania
Federated Equity Income Fund, Inc. — Class A	Seeks to provide above average income and capital appreciation.	Federated Equity Management Company of Pennsylvania
Federated Kaufmann Fund — Class R	To provide capital appreciation.	Federated Equity Management Company of Pennsylvania Sub-advised by Federated Global Investment Management Corp
Closed to Contracts issued on or about 8/1/2013.
Fidelity Advisor® Leveraged Company Stock Fund — Class M	Seeks capital appreciation.	FMR Co., LLC
Closed to Contracts issued on or about 8/1/2012.
Fidelity Advisor® Real Estate Fund — Class M	Seeks above-average income and long-term capital growth.	Fidelity SelectCo, LLC Sub-advised by FMRC
Franklin Conservative Allocation Fund — Class A	The highest level of long-term total return that is consistent with an acceptable level of risk.	Franklin Advisers, Inc.
Franklin Growth Allocation Fund — Class A	The highest level of long-term total return that is consistent with an acceptable level of risk.	Franklin Advisers, Inc.
Franklin Growth Fund — Class A	Capital appreciation.	Franklin Advisers, Inc.
Franklin High Income Fund — Class A1	To earn a high level of current income. Its secondary goal is capital appreciation.	Franklin Advisers, Inc.
Franklin Income Fund — Class A1	To maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Moderate Allocation Fund — Class A	The highest level of long-term total return that is consistent with an acceptable level of risk.	Franklin Advisers, Inc.
Franklin Mutual Beacon Fund — Class A	Capital appreciation, which may occasionally be short term. The secondary goal is income.	Franklin Mutual Advisers, LLC
Closed to Contracts issued on or about 8/1/2012.
Franklin Mutual Global Discovery Fund — Class A	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares Fund — Class A	Capital appreciation, which may occasionally be short term. The secondary goal is income.	Franklin Mutual Advisers, LLC
Franklin Small Cap Value Fund — Class A	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Strategic Income Fund — Class A	To earn a high level of current income. A secondary goal is capital appreciation over the long-term.	Franklin Advisers, Inc.
23

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Franklin Total Return Fund — Class A	High current income, consistent with preservation of capital. As a secondary goal, capital appreciation over the long term.	Franklin Advisers, Inc. Sub-advised by Franklin Templeton Institutional, LLC
Frost Growth Equity Fund — Investor Class	Seeks to achieve long-term capital appreciation.	Frost Investment Advisors, LLC
Frost Value Equity Fund — Investor Class	Seeks long term capital appreciation and current income.	Frost Investment Advisors, LLC
Goldman Sachs Absolute Return Tracker — Class A	Seeks to deliver long-term total return.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Government Income Fund — Class A	Seeks a high level of current income, consistent with safety of principal.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Growth Opportunities Fund — Class A	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Goldman Sachs High Yield Fund — Class A	Seeks a high level of current income and may also consider the potential for capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Large Cap Value Fund — Class A	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Mid Cap Value Fund — Class A	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Satellite Strategies — Class A	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Small Cap Value Fund — Class A	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Small/Mid Cap Growth Fund — Class A	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Closed to Contracts issued on or about 5/3/2010.
Hartford AARP Balanced Retirement Fund — Class R4	Seeks long-term total return while seeking to mitigate downside risk.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Global Impact Fund — Class R4	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford International Equity Fund — Class R4	The fund seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Moderate Allocation Fund — Class R4	Seeks long-term capital appreciation and income.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
24

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Invesco American Franchise Fund — Class A	Seeks long-term capital appreciation.	Invesco Advisers, Inc.
Invesco American Value Fund — Class A	Seeks to provide a high total return through growth of capital and current income.	Invesco Advisers, Inc.
Invesco Balanced-Risk Commodity Strategy Fund — Class A	Provide total return.	Invesco Advisers, Inc.
Invesco Comstock Fund — Class A	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.
Invesco Developing Markets Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
Invesco Equity and Income Fund — Class A	Seeks current income and secondly capital appreciation.	Invesco Advisers, Inc.
Invesco Global Core Equity Fund — Class A	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Closed to Contracts issued on or about 8/1/2011.
Invesco Growth and Income Fund — Class A	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.
Invesco International Growth Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
Invesco Mid Cap Growth Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
Invesco Multi-Asset Income Fund — Class A	Seeks to provide current income.	Invesco Advisers, Inc.
Invesco Oppenheimer Developing Markets Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Closed to Contracts issued on or about 4/13/2013.
Invesco Oppenheimer Discovery Mid Cap Growth Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Equity Income Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Invesco Oppenheimer Global Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Global Opportunities Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Global Strategic Income Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Invesco Oppenheimer Gold & Special Minerals Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Intermediate Income Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Invesco Oppenheimer International Bond Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Invesco Oppenheimer International Diversified Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
25

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Invesco Oppenheimer International Growth Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Main Street All Cap Fund® — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Main Street Mid Cap Fund® — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Mid Cap Value Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Closed to Contracts issued on or about 8/1/2012.
Invesco Oppenheimer Real Estate Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Invesco Oppenheimer Rising Dividends Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Invesco Real Estate Fund — Class A	Seeks total return through capital growth and current income.	Invesco Advisers, Inc.
Invesco Small Cap Discovery Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Small Cap Equity Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
Invesco Small Cap Growth Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
Invesco Small Cap Value Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
Ivy Asset Strategy Fund — Class Y	To seek to provide total return.	Ivy Investment Management Company
Ivy Large Cap Growth Fund — Class Y	To seek to provide growth of capital.	Ivy Investment Management Company
Ivy Natural Resources Fund — Class Y	Seeks capital growth and appreciation.	Ivy Investment Management Company
Ivy Science & Technology Fund — Class Y	To seek to provide growth of capital.	Ivy Investment Management Company
Ivy Small Cap Growth Fund — Class Y	Seek to provide growth of capital.	Ivy Investment Management Company
Janus Henderson Balanced Fund — Class S	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC
Janus Henderson Enterprise Fund — Class S	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Forty Fund — Class S	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Mid Cap Value Fund — Class S	Seeks capital appreciation.	Janus Capital Management LLC Sub-advised by Perkins Investment Management LLC
Janus Henderson Overseas Fund — Class S	Seeks long-term growth of capital.	Janus Capital Management LLC
26

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
JPMorgan Core Bond Fund — Class A	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan Large Cap Growth Fund — Class A	Seeks long-term capital appreciation.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan Small Cap Equity Fund — Class A	Seeks capital growth over the long term.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan Small Cap Growth Fund — Class A	Seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.	J.P. Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan Small Cap Value Fund — Class A	Seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization companies.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2020 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2025 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2030 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
27

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
JPMorgan SmartRetirement® 2035 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2040 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2045 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2050 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2055 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2060 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® Income Fund — Class A	Seeks current income and some capital appreciation.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan U.S. Equity Fund — Class A	Seeks to provide high total return from a portfolio of selected equity securities.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
28

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
JPMorgan U.S. Government Money Market Fund — Reserve Class†	Seeks high current income with liquidity and stability of principal.	J.P. Morgan Investment Management, Inc.
LKCM Aquinas Catholic Equity Fund	Capital appreciation.	Luther King Capital Management Corporation
Loomis Sayles Bond Fund — Class ADM	High total investment return through a combination of current income and capital appreciation.	Loomis, Sayles & Company, L.P.
Lord Abbett Affiliated Fund, Inc. — Class A	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Closed to Contracts issued on or about 8/1/2012.
Lord Abbett Calibrated Dividend Growth Fund — Class A	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Developing Growth Fund — Class A	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Closed to Contracts issued on or about 1/15/2012.
Lord Abbett Fundamental Equity Fund — Class A	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Growth Opportunities Fund — Class A	Seeks capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett International Equity Fund — Class A	Seeks long-term capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Total Return Fund — Class A	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Value Opportunities Fund — Class A	Seeks long-term capital appreciation.	Lord, Abbett & Co. LLC
Massachusetts Investors Trust — Class R3	Seeks capital appreciation.	MFS Financial Services Company
MassMutual Premier Disciplined Growth Fund — Class R4	Seeks to create a diversified portfolio of equity securities in order to outperform the total return performance of its benchmark, the Russell 1000®Growth Index.(1)	MML Investment Advisers, LLC Sub-advised by Barings LLC
MassMutual Premier Global Fund — Class R4	Seeks long-term capital appreciation.	MML Investment Advisers, LLC Sub-advised by Invesco Advisers, Inc.
MassMutual Premier International Equity Fund — Class R4	Seeks to achieve long-term capital appreciation by investing primarily in common stock of foreign companies.	MML Investment Advisers, LLC Sub-advised by Invesco Advisers, Inc.
MassMutual Premier Main Street Fund — Class R4	Seeks a high total return.	MML Investment Advisers, LLC Sub-advised by Invesco Advisers, Inc.
MassMutual Premier Short-Duration Bond Fund — Class R4	Seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.	MML Investment Advisers, LLC Sub-advised by Barings LLC
MassMutual Premier Small Cap Opportunities Fund — Class R4	Seeks capital appreciation.	MML Investment Advisers, LLC Sub-advised by Invesco Advisers, Inc.
29

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
MassMutual Premier Strategic Emerging Markets Fund — Class R4	Seeks long-term capital growth.	MML Investment Advisers, LLC Sub-advised by Invesco Advisers, Inc.
MassMutual RetireSMARTSM by JPMorgan 2020 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2025 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2030 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2035 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2040 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2045 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
30

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
MassMutual RetireSMARTSM by JPMorgan 2050 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2055 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2060 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund — Class R4	The fund seeks current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual Select BlackRock Global Allocation Fund — Class R4	Seeks long-term total return.	MML Investment Advisers, LLC Sub-advised by BlackRock Investment Management, LLC
Effective 3/6/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts.
MassMutual Select Blue Chip Growth Fund — Class R4	Seeks growth of capital over the long term.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc./Loomis, Sayles & Company, L.P.
MassMutual Select Diversified Value Fund — Class R4	Seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.	MML Investment Advisers, LLC Sub-advised by Brandywine Global Investment Management, LLC
MassMutual Select Equity Opportunities Fund — Class R4	Seeks growth of capital over the long-term.	MML Investment Advisers, LLC Sub-advised by T.Rowe Price Associates, Inc./Wellington Management Company LLP
MassMutual Select Fundamental Value Fund — Class R4	Seeks long-term total return.	MML Investment Advisers, LLC Sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC/Boston Partners Global Investors, Inc.
MassMutual Select Growth Opportunities Fund — Class R4	Seeks long-term capital appreciation.	MML Investment Advisers, LLC Sub-advised by Sands Capital Management, LLC/Jackson Square Partners
31

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
MassMutual Select Mid Cap Growth Fund — Class R4	Seeks growth of capital over the long-term.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc./Frontier Capital Management Company, LLC
MassMutual Select Overseas Fund — Class R4	Seeks growth of capital over the long-term by investing in foreign equity securities.	MML Investment Advisers, LLC Sub-advised by Massachusetts Financial Services Company/Harris Associates L.P.
MassMutual Select Small Cap Growth Equity Fund — Class R4	Seeks long-term capital appreciation.	MML Investment Advisers, LLC Sub-advised by Wellington Management Company LLP/Invesco Advisers, Inc.
MassMutual Select Small Company Value Fund — Class R4	Seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies.	MML Investment Advisers, LLC Sub-advised by AllianceBernstein, L.P./American Century Investment Management, Inc.
MassMutual Select Strategic Bond Fund — Class R4	Seeks a superior total rate of return by investing in fixed income instruments.	MML Investment Advisers, LLC Sub-advised by Western Asset Management Company, LLC/Western Asset Management Company Limited
MassMutual Select Total Return Bond Fund — Class R4	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	MML Investment Advisers, LLC Sub-advised by Metropolitan West Asset Management, LLC
MassMutual Select T. Rowe Price Retirement 2005 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2010 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2015 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2020 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2025 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2030 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2035 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2040 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2045 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2050 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
MassMutual Select T. Rowe Price Retirement 2055 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2060 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement Balanced Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MFS® Emerging Markets Debt Fund — Class R3	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS Financial Services Company
MFS® Government Securities Fund — Class R3	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS Financial Services Company
MFS® Growth Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
Closed to Contracts issued on or about 8/26/2011.
MFS® International Growth Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
MFS® International Intrinsic Value Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
Formerly MFS® International Value Fund — Class R3
MFS® New Discovery Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
MFS® Research International Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
MFS® Technology Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
Closed to Contracts issued on or about 5/3/2010.
MFS® Total Return Bond Fund — Class R3	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS Financial Services Company
MFS® Total Return Fund — Class R3	Seeks total return.	MFS Financial Services Company
MFS® Utilities Fund — Class R3	Seeks total return.	MFS Financial Services Company
MFS® Value Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
MM MSCI EAFE® International Index Fund — Class R4	Seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the MSCI EAFE® Index.(2)	MML Investment Advisers, LLC Sub-advised by Northern Trust Investments, Inc.
MM Russell 2000® Small Cap Index Fund — Class R4	Seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the Russell 2000® Index.(3)	MML Investment Advisers, LLC Sub-advised by Northern Trust Investments, Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
MM S&P 500® Index Fund(4) — Class R4	Seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies.	MML Investment Advisers, LLC Sub-advised by Northern Trust Investments, Inc.
MM S&P® Mid Cap Index Fund — Class R4	Seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the Standard & Poor’s MidCap 400®Index(5) (S&P MidCap 400 Index).	MML Investment Advisers, LLC Sub-advised by Northern Trust Investments, Inc.
Neuberger Berman Sustainable Equity Fund — Class A	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Investment Advisors LLC
North Square Oak Ridge Small Cap Growth Fund — Class A	Seeks to provide capital appreciation.	North Square Investments Sub-advised by Oak Ridge Investments, LLC
Formerly Oak Ridge Small Cap Growth Fund — Class A
Nuveen Mid Cap Growth Opportunities Fund — Class A	Capital appreciation.	Nuveen Fund Advisors, LLC Sub-advised by Nuveen Asset Management, LLC
Nuveen NWQ International Value Fund — Class A	Long-term capital appreciation.	Nuveen Fund Advisors, LLC Sub-advised by NWQ Investment Management Company, LLC
Nuveen Santa Barbara Dividend Growth Fund — Class A	To seek an attractive total return comprised of income from dividends and long-term capital appreciation.	Nuveen Fund Advisors, LLC Sub-advised by Santa Barbara Asset Management, LLC
Nuveen Small Cap Select Fund — Class A	Seek long-term capital appreciation.	Nuveen Fund Advisors, LLC Sub-advised by Nuveen Asset Management, LLC
Oakmark Equity and Income Fund — Service Class	Seeks income, preservation and growth of capital.	Harris Associates L.P.
PGIM Jennison 20/20 Focus Fund — Class A	Long-term growth of capital.	PGIM Investments LLC Sub-advised by Jennison Associates LLC
PGIM Jennison Mid-Cap Growth Fund, Inc. — Class A	Long-term capital appreciation.	PGIM Investments LLC Sub-advised by Jennison Associates LLC
PGIM Jennison Natural Resources Fund, Inc. — Class A	Long-term growth of capital.	PGIM Investments LLC Sub-advised by Jennison Associates LLC
PIMCO Real Return Fund — Class A	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
PIMCO Total Return ESG Fund — Admin Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Total Return Fund — Class A	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Disciplined Value Fund — Class A	Seeks long-term capital growth.	Amundi Pioneer Investment Management, Inc.
Pioneer Equity Income Fund — Class A	Current income and long-term growth of capital consisting primarily of income producing equity securities of U.S. corporations.	Amundi Pioneer Investment Management, Inc.
Closed to Contracts issued on or about 5/3/2010.
Pioneer Fundamental Growth Fund — Class A	Long-term capital growth.	Amundi Pioneer Investment Management, Inc.
Pioneer Fund — Class A	Reasonable income and capital growth.	Amundi Pioneer Investment Management, Inc.
Pioneer Global Equity Fund — Class A	Long-term capital growth.	Amundi Pioneer Investment Management, Inc.
Closed to Contracts issued on or about 5/3/2010.
Pioneer Mid Cap Value Fund — Class A	Seeks capital appreciation.	Amundi Pioneer Investment Management, Inc.
Closed to Contracts issued on or about 8/1/2011.
Pioneer Strategic Income Fund — Class A	A high level of current income.	Amundi Pioneer Investment Management, Inc.
Putnam Equity Income Fund — Class A	Capital growth and current income.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Putnam High Yield Fund — Class A	High current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Putnam International Capital Opportunities Fund — Class A	Long-term capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Royce Small-Cap Value Fund — Service Class	Long-term growth of capital.	Royce & Associates, LLC
Royce Total Return Fund — Service Class	Long-term growth of capital and current income.	Royce & Associates, LLC
Russell LifePoints® Balanced Strategy Fund — Class R4	Seeks to provide above average long-term capital appreciation and a moderate level of current income.	Russell Investment Management, LLC
Closed to Contracts issued on or about 5/3/2010.
Russell LifePoints® Conservative Strategy Fund — Class R4	Seeks to provide current income and capital preservation, and as a secondary objective, long term capital appreciation.	Russell Investment Management, LLC
Closed to Contracts issued on or about 5/3/2010.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Russell LifePoints® Equity Growth Strategy Fund — Class R4	Seeks to provide high long-term capital appreciation.	Russell Investment Management, LLC
Closed to Contracts issued on or about 5/3/2010.
Russell LifePoints® Growth Strategy Fund — Class R4	Seeks to provide high long-term capital appreciation, and as a secondary objective, current income.	Russell Investment Management, LLC
Closed to Contracts issued on or about 5/3/2010.
Russell LifePoints® Moderate Strategy Fund — Class R4	Seeks to provide current income and moderate long term capital appreciation.	Russell Investment Management, LLC
Closed to Contracts issued on or about 5/3/2010.
Templeton Foreign Fund — Class A	Long-term capital growth.	Templeton Global Advisors Limited
Templeton Global Bond Fund — Class A	Current income with capital appreciation and growth of income.	Franklin Advisers, Inc.
Templeton Growth Fund, Inc. — Class A	Long-term capital growth.	Templeton Global Advisors Limited
The Hartford Balanced Income Fund — Class R4	Seeks to provide current income with growth of capital as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Capital Appreciation Fund — Class R4	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Checks and Balances Fund — Class R4	Seeks long-term capital appreciation and income.	Hartford Funds Management Company, LLC
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Conservative Allocation Fund — Class R4	Seeks current income and long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Dividend and Growth Fund — Class R4	Seeks a high level of current income consistent with growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Equity Income Fund — Class R4	Seeks a high level of current income consistent with growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
The Hartford Growth Allocation Fund — Class R4	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Growth Opportunities Fund — Class R4	Seeks capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Healthcare Fund — Class R4	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford High Yield Fund — Class R4	Seeks to provide high current income, and long-term total return.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Inflation Plus Fund — Class R4	Seeks a total return that exceeds the rate of inflation over an economic cycle.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford International Opportunities Fund — Class R4	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Midcap Fund — Class R4	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford MidCap Value Fund — Class R4	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Small Company Fund — Class R4	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
The Hartford Total Return Bond Fund — Class R4	Seeks a competitive total return, with income as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 8/1/2012.
Thornburg Core Growth Fund — Class R4	Long-term growth of capital.	Thornburg Investment Management, Inc.
Closed to Contracts issued on or about 8/1/2011.
Thornburg International Value Fund — Class R4	Seeks long-term capital appreciation & secondary non-fundamental goal is to seek some current income.	Thornburg Investment Management, Inc.
Thornburg Value Fund — Class R4	Seeks long-term capital appreciation & secondary non-fundamental goal is to seek some current income.	Thornburg Investment Management, Inc.
Closed to Contracts issued on or about 8/1/2013.
TIAA-CREF Bond Index Fund — Retirement Class	Seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities.	Teachers Advisors, Inc.
TIAA-CREF Equity Index Fund — Retirement Class	Seeks a favorable long-term total return, mainly through capital appreciation.	Teachers Advisors, Inc.
TIAA-CREF Large-Cap Growth Index Fund — Retirement Class	Seeks a favorable long-term total return, mainly through capital appreciation.	Teachers Advisors, Inc.
TIAA-CREF Large-Cap Value Index Fund — Retirement Class	Seeks a favorable long-term total return, mainly through capital appreciation.	Teachers Advisors, Inc.
Timothy Plan Large/Mid-Cap Value Fund — Class A	Long-term growth of capital, with secondary objective of current income.	Timothy Partners, Ltd Sub-advised by Westwood Management Corp
T. Rowe Price Equity Income Fund — Class R	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Growth Stock Fund — Class R	Seeks long-term capital growth through investments in stocks.	T. Rowe Price Associates, Inc.
UBS Dynamic Alpha Fund — Class A	Seeks to maximize total return, consisting of capital appreciation and current income.	UBS Global Asset Management (Americas) Inc.
Closed to Contracts issued on or about 5/3/2010.
UBS Global Allocation Fund — Class A	Seeks to maximize total return, consisting of capital appreciation and current income.	UBS Global Asset Management (Americas) Inc.
Closed to Contracts issued on or about 5/3/2010.
Victory Diversified Stock Fund — Class A	Provide long-term growth of capital.	Victory Capital Management Inc.
Closed to Contracts issued on or about 8/1/2012.
Victory Munder Mid-Cap Core Growth Fund — Class A	Provide long-term capital appreciation.	Victory Capital Management Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Victory Special Value Fund — Class A	Long-term growth of capital and dividend income.	Victory Capital Management Inc.
Closed to Contracts issued on or about 8/1/2013.
Victory Sycamore Established Value Fund — Class A	Seeks long-term capital growth by investing primarily in common stocks.	Victory Capital Management Inc.
Victory Sycamore Small Company Opportunity Fund — Class A	Provide capital appreciation.	Victory Capital Management Inc.
Virtus Ceredex Large-Cap Value Equity Fund — Class A	Seeks to provide a high level of capital appreciation. As a secondary goal, the Fund also seeks to provide current income.	Virtus Fund Advisers, LLC Sub-advised by Ceredex Value Advisors LLC
Virtus Ceredex Mid-Cap Value Equity Fund — Class A	Seeks to provide capital appreciation. As a secondary goal, the Fund also seeks to provide current income.	Virtus Fund Advisers, LLC Sub-advised by Ceredex Value Advisors LLC
Virtus Ceredex Smal-Cap Value Equity Fund — Class A	Seeks to provide capital appreciation. As a secondary goal, the Fund also seeks to provide current income.	Virtus Fund Advisers, LLC Sub-advised by Ceredex Value Advisors LLC
Closed to Contracts issued on or about 4/20/2012.
Virtus Seix Total Return Bond Fund — Class A	Seeks to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.	Virtus Fund Advisers, LLC Sub-advised by Seix Investment Advisors LLC
Wells Fargo Asset Allocation Fund — Class A	Seeks long-term total return, consisting of capital appreciation and current income.	Wells Fargo Funds Management, LLC Sub-advised by Grantham, Mayo, Van Otterloo & Co. (GMO)
Wells Fargo Emerging Markets Equity Fund — Class A	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management, Inc.
Wells Fargo International Equity Fund — Class A	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management, Inc.
Wells Fargo Utility and Telecommunications Fund — Class A	Seeks total return, consisting of income and capital appreciation.	Wells Fargo Funds Management, LLC Sub-advised by Crow Point Partners, LLC
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
Alger Institutional Funds
Alger Capital Appreciation Institutional Fund — Class I	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
Alger Mid Cap Growth Institutional Fund — Class I	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
Closed to Contracts issued on or about 8/1/2012.
Alger Small Cap Growth Institutional Fund — Class I	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund — Class III Shares	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index.	BlackRock Advisors, LLC
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Notes
†
In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Participant Account value to a money market Sub-Account or participate in an Asset Allocation Program where Participant Account value is allocated to a money market Sub-Account, that portion of the value of your Participant Account value may decrease in value.

(1)
The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 1000® Growth Index and Russell® are trademarks of the Frank Russell Company.

(2)
The Fund is not sponsored, endorsed, sold, or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers, or any other third party involved in, or related to, compiling, computing, or creating any MSCI Index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by MML Investment Advisers, LLC ("MML Advisers"). None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or owners of the Fund or any other person or entity regarding the advisability of investing in funds generally or in the Fund particularly or the ability of any MSCI index to track corresponding stock market performance.

(3)
The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 2000® Index and Russell® are trademarks of the Frank Russell Company.

(4)
The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s® S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(5)
The S&P MidCap 400 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P MidCap 400® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC(“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P MidCap 400 Index.

Mixed and Shared Funding: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as “mixed and shared funding.” As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds’ prospectus.
Voting Rights: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund’s shareholder meetings. To the extent required by federal securities laws or regulations, we will:
•
Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted;

•
Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

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•
Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

•
Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

•
Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.
During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.
Changes to the Funds and Separate Account: Where permitted by applicable law, we may add new Funds to the Separate Account as new Sub-Accounts, make Sub-Accounts (including new Sub-Accounts) available to such classes of Contracts as we may determine, cease to offer any Sub-Account (including closing a Sub-Account to new Contributions and transfers of Contract value), substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account as necessary to respond to changes in applicable law, or any Fund-initiated changes, events or activity, including, but not limited to, Fund mergers, Fund liquidations, Fund closures or other Fund-initiated activity, combine separate accounts, including the Separate Account, and deregister the Separate Account under the Investment Company Act of 1940, if such registration is no longer required.
We will send Contract Owners any required notice of an applicable change to the Separate Account or a Fund’s availability.
Fees and Payments Received by Talcott Resolution from the Fund Families: On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Talcott Resolution receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments are sometimes called “revenue sharing” payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. We receive these fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.80% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutual expects to make a profit on the amount of the fees and payments that exceed MassMutual’s own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects.
For Example:
As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of  $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1
41

fee at a rate of 0.50% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative service fee at a rate of 0.25% of assets annually, Talcott Resolution would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of  $750 for that year due to the Plan’s investment in the Fund.
If the Plan maintained an average balance of  $100,000 in an investment option investing in a different fund during the year where that Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative services fee at a rate of  $12 per Plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Talcott Resolution would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of  $490 for that year due to the Plan’s investment in the Fund.
You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Talcott Resolution has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Talcott Resolution would decrease.
Some of the Sub-Accounts available in the Contract invest in funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Talcott Resolution and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.
For information on which underlying Funds pay Talcott Resolution such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.
Endorsement/Sponsorship Fees Paid By Talcott Resolution: MassMutual, as administrator for the Talcott Resolution Contracts, has entered into endorsement/sponsorship arrangements with the National Association of Police Organizations (NAPO), Government Finance Officers Association (GFOA), Fraternal Order of Police (FOP), and National Association of Government Defined Contribution Administrators (NAGDCA). Under the arrangements, MassMutual pays endorsement/sponsorship fees to NAPO, GFOA, FOP, and NAGDCA, which allows MassMutual to advertise its retirement products and services to their member organizations and individuals.
For additional information on the amount of fees and payments made by MassMutual, as administrator for the Talcott Resolution Contracts, please call 1-800-528-9009. Written information will be provided upon request.
GENERAL ACCOUNT OPTION
Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.
The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.
Declared Rate of Interest: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.
Guaranteed Rate of Interest: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.
Distributions and Transfers: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.
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The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.
Guaranteed Separate Account: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.
CONTRACT CHARGES
Contingent Deferred Sales Charge: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:
•
the cost of preparing sales literature,

•
commissions and other compensation paid to broker dealers and their registered representatives, and

•
other promotional and distribution related activities.

If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused Program and Administrative Charges.
We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.
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Example:   You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).
If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.
➢
Example:   You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of  $1,052.63 made up of  $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of  $1,000 is paid to you.
The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:
•
Benefit Payments — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from

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the Contract to pay benefits to a Participant or a beneficiary under the terms of your Plan. We call these amounts “Benefit Payments”. Amounts Surrendered for transfer to the funding vehicle of another investment provider or Surrendered because of the termination of your Plan are not Benefit Payments. Upon our request, the Contract Owner must provide documentation acceptable to us that a Surrender is a Benefit Payment.
•
Plan Related Expenses — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay certain administrative expenses or other plan related expenses including, fees to consultants, auditors, third party administrators and other plan service providers. We call these amounts “Plan Related Expenses.” Upon our request, the Contract Owner must provide us with reasonable documentation that a Surrender is a Plan Related Expense.

•
Transfer to an Approved Plan Related Investment Account — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to transfer to an Approved Plan Related Investment Account. An Approved Plan Related Investment Account is a separate Participant directed investment account under your Employer’s plan that your Employer identifies and we accept for the purpose of Participant directed transfers of amounts from the Contract for investment outside of the Contract.

We will allocate the deduction of the Contingent Deferred Sales Charge among all Sub-Accounts and any General Account value in a Participant Account on a prorate basis unless you elect a different allocation of the deduction for the Contingent Deferred Sales Charge.
Annual Maintenance Fee: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”). We may also reduce or waive some or all of the Annual Maintenance Fee for plans that use a third party administrator with systems that are compatible with our own.
Program and Administrative Charge: For providing administrative services, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. This charge continues for the life of the Contract. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. If the actual total value of the aggregate Participant Accounts within the Contract is lesser than the anticipated level, we may increase the Program and Administrative Charge on a going forward basis. In no event will the charge exceed 1.25%.
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Before Annuity Commencement Date
Total Value of Participant Accounts under a Contract	Program and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date
Program and Administrative Charge
All Participants	1.25%
When your Employer purchases the Contract, your Employer chooses one of the following two methods that the Program and Administrative charge is deducted under the Contract:
Method One: The Program and Administrative Charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.
Method Two: The Program and Administrative Charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.
We provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials. The Program and Administrative Charge compensates us for providing administrative services under the Contracts.
If the Program and Administrative Charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the Program and Administrative Charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the Program and Administrative Charge.
We may reduce the Program and Administrative Charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Loan Fees: Loans may be subject to a one-time set-up fee of  $50. In addition, loans may also be subject to an annual loan administration fee of  $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Premium Taxes  We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.
Transfer Fee:  You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of  $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.
Experience Rating under the Contracts: We may apply experience credits under a Contract based on investment, administrative or other factors, including, but not limited to: (1) the total number of Participants, (2) the
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sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Program and Administrative Charges, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.
The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds’ prospectuses.
Negotiated Charges and Fees: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.
Charges of the Funds: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Fund’s prospectuses.
Plan Related Expenses: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan Related Expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.
THE CONTRACTS
The Contracts Offered: The Contracts are group variable annuity contracts offered to:
•
Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

•
Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

•
Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

•
Individual Retirement Annuity programs adopted according to Section 408 of the Code.

The Contracts are not available for issuance except as described above.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.
Assignments:  The Contract and a Participant’s interest in a Contract cannot be assigned, transferred or pledged.
Pricing and Crediting of Contributions:  We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.
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If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.
Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.
May I cancel my certificate?
If for any reason you are not satisfied with your participation in the Contract, simply return your certificate within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your participation in the Contract. We may require additional information, including a signature guarantee, before we can cancel your participation in the Contract.
Unless otherwise required by state law, we will pay you your Participant Account value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you participated in the Contract. The Participant Account value may be more or less than your Contributions depending upon the investment performance of your Participant Account. This means that you bear the risk of any decline in your Participant Account value until we receive your notice of cancellation. In certain states, however, we are required to return your Contributions without deduction for any fees or charges.
What is a Surrender Charge Offset?
You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%.
Your Employer may also be eligible for a Group Surrender Charge Offset if the initial Contribution made to the Contract consists of a transfer of funds held by the Plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the Plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance charge to the other carrier, Talcott Resolution will reimburse the Plan not to exceed 7% of transferred assets.
May I make changes in the amounts of my Contribution?
Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.
Can you transfer from one Sub-Account to another?
During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.
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What Happens When you Request a Sub-Account Transfer?
Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of  (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of  $300,000) rather than making two or more transactions.
What Restrictions Are There on your Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer,” however, you cannot transfer the same Participant Account value more than once a Valuation Day.
For Example:
•
If the only transfer you make on a day is a transfer of  $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

•
If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

•
However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of
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approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Fund Trading Policies
Generally, you are subject to the underlying Fund's trading policies, if any. We are obligated to provide, at the underlying Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that underlying Fund’s trading policy.
We are obligated to follow each underlying Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund’s trading policy. Please refer to each underlying Fund’s prospectus for more information. Transactions that cannot be processed because of the underlying Fund's trading policies will be considered not in good order.
In certain circumstances, the underlying Fund's trading policies do not apply or may be limited. For instance:
•
Certain types of financial intermediaries may not be required to provide us with shareholder information.

•
“Excepted funds” such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

•
An underlying Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

•
Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

Possibility of Undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading activities. For instance,
•
Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•
Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own or are Participants under this Contract. However,

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the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.
•
In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

How are you affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
General Account Option Transfers
You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For all Contracts:
•
Transfers of assets presently held in the General Account option to any account that we determine is a competing account, are prohibited.

•
Similarly, transfers of assets presently held in any competing account to the General Account option, are prohibited.

In addition, we may limit the maximum amount transferred or Surrendered from the General Account option if the amount of any transfer or full or partial Surrender from the General Account value of a Participant’s Account in any Contract Year exceeds 1/6th of the General Account values under the Contract as of the end of the preceding Contract Year.
These restrictions apply to all transfers from the General Account Option, including all systematic transfers.
As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.
Telephone and Internet Transfers
Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.
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We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Fraud
Four Simple Steps to Safeguard Your Account Against Fraud
We take protection of our Contract Owners and Participants accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.
1.   Strengthen Your Password
A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.
2.   Keep Your Information Current
Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.
3.   Be Aware
Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.
4.   Review Your Participant Account Statements and Notify Law Enforcement of Suspicious Activity
As a precautionary measure, we recommend that you remain vigilant by reviewing your Participant account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).
To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC’s Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.
Obtain a Copy of Your Credit Report
You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348.
Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:
Equifax (800) 685-1111 www.equifax.com P.O. Box 740241 Atlanta, GA 30374	Experian (888) 397-3742 www.experian.com P.O. Box 2002 Allen, TX 75013	Transunion (800) 888-4213 www.transunion.com P.O. Box 1000 Chester, PA 19016
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Additional Free Resources on Identity Theft
You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).
Cyber Security and Disruptions to Business Operations
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters, including public health crises (such as COVID-19), terrorist acts, and other severe events that could adversely affect our ability to conduct our business operations. While we have adopted a business continuity plan and taken precautions, we cannot assure you that such events will not result in short- or long-term interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may interfere with our ability to effectively administer the Contract, including our ability to process orders and calculate Contract Value. Our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying Funds) are subject to similar risks, risks of political instability, and disruptions to their business operations may cause interruptions to our own business operations. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of Contract-related transactions, including orders from Contract Owners.
The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets, overall economy and our operations are uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID-19 public health crises and its impact on financial markets and our operations. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods.
May I request a loan from my Participant Account?
During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of  $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount in the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
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Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
How do I know what my Participant Account is worth?
Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.
There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.
To determine the current Accumulation Unit value, we take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.
Method One
The Net Investment Factor for each Sub-Account equals:
•
the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

•
the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

•
the daily expense factor for the program and administrative charge and any other applicable charges, adjusted for the number of days in the period.

Method Two (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)
The Net Investment Factor for each Sub-Account equals:
•
the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

•
the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.
We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at
www.massmutual.com/govnp.
How are the underlying Fund shares valued?
The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds’ prospectus.
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DEATH BENEFITS
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant’s Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payout to any one of the Annuity payment options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. (See “How are Contributions made to establish my Annuity Account?”)
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the computed value.
SETTLEMENT PROVISIONS
IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59½, b) a severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “Appendix Tax — Federal Tax Considerations”).
After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:
1.
Continue the Participant’s Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

2.
To provide Annuity payouts immediately. The values in a Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).

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3.
To Surrender the Participant’s Account in a single sum. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

4.
To request a partial Surrender of the Participant’s Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (See “Contract Charges”).

5.
To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See “The Contracts”). For a more complete description of the restrictions and limitations of this Option (See “Systematic Withdrawal Option”).

Can payment of the Surrender value ever be postponed beyond the seven-day period?
Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, including holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.
May I Surrender once Annuity Payouts have started?
Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.
How do I elect an Annuity Commencement Date and Annuity Payout option?
A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains age 70 1∕2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 90th birthday, or an earlier date if prescribed by applicable law.
The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.
The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions (See “Appendix Tax — Federal Tax Considerations”).
What is the minimum amount that I may select for an Annuity Payout?
The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 we have the right to change the frequency of payment to intervals that will result in payments of at least $20.
How are Contributions made to establish an Annuity Account?
During the Annuity Period, Contract values are applied to establish Annuitant’s Accounts under the Contracts to provide Fixed or Variable Annuity payouts.
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Can a Contract be suspended?
We may suspend the Contract by giving the Contract Owner written notice at least 90 days before the effective date of the suspension. We may suspend the Contract if the Contract Owner fails to assent to any modification of the Contract (See “Can a Contract be modified?”).
Upon suspension of the Contract, we will not accept any more Contributions. Loan repayments will continue to be accepted. The suspension of the Contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity Benefits. Suspension of the Contract will not affect payments to be made by us under an Annuity that commenced prior to the date of suspension.
Annuity Payout Options:
Option 1:   Life Annuity where we make monthly Annuity payouts for as long as the Annuitant lives.
❖
Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

Option 2:   Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
Option 3:   Cash Refund Life Annuity where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if  (a) below exceeds (b) below:
(a) =	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b) =	number of Annuity Units represented by each monthly Annuity payout made	×	number of monthly Annuity payouts made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.
Option 4:   Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.
❖
When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Option 5:   Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by us.
❖
Option 5 does not involve life contingencies and does not provide any mortality guarantee.

❖
Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See “Contract Charges”).

For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.
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Under any of the Annuity payout options above, except Option 5 (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.
Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by Us.
We may offer other Annuity payout options from time to time. Not all Annuity payout options will be available in all states or in all Contracts.
Systematic Withdrawal Option:
If permitted by IRS regulations and the terms of the Employer’s plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59½, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.
Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semiannually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.
A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated.
We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70½ (See, “Appendix Tax — Federal Tax Considerations”).
The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants’ other rights under the Contracts.
How are Variable Annuity Payouts determined?
The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of  (1) the Net Investment Factor (see “How do I know what my Participant Account is worth?”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.
The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.
Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A
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higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.
Here is an example of how a Variable Annuity is determined:
ILLUSTRATION OF ANNUITY PAYOUTS:
(UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A x B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity units (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F x E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H x E)	$936.39
The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.
MORE INFORMATION
Can a Contract be modified?
Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.
We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott may also make appropriate endorsement in the Contract to reflect such modification.
Can Talcott Resolution waive any rights under a Contract?
We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.
How Contracts Are Sold — Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts.
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MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.
MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries (“Registered Representatives”).
We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.
Commissions
Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.
Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.
Additional Payments may be used for various purposes, and may take various forms, such as:
•
Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

•
Payments for inclusion of our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

•
Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

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•
Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

•
Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

•
“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

•
Occasional meals and entertainment, tickets to sporting events and other gifts.

As of December 31, 2019, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:
Amerprise Financial Services, Inc., Commonwealth Financial Network, GRP Advisor Alliance, LPL Financial LLC, Merrill Lynch, Pierce, Fenner & Smith Inc., Resources Investment Advisors, LLC, Retirement Plan Advisory Group, and Strategic Retirement Partners, LLC.
Inclusion on this list does not imply that these arrangements necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.
For the fiscal year ended December 31, 2019, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $1.0 million.
Who is the custodian of the Separate Account’s assets?
Talcott Resolution is the custodian of the Separate Account’s assets.
Are there any material legal proceedings affecting the Separate Accounts?
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
How may I get additional information?
Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:
MassMutual U.S. Workplace Solutions
P.O. Box 1583
Hartford, CT 06144-1583
You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.
You can find financial statements of the Separate Account and Talcott Resolution in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.
60

APPENDIX TAX
FEDERAL TAX CONSIDERATIONS
What are some of the federal tax consequences which affect these contracts?
A. General
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
Civil Unions & Domestic Partnerships. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.
Tax Reporting. The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.
B. Taxation of Talcott Resolution and the Separate Account
The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “How do I know what my Participant Account is worth?”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.
APP TAX-1

C. Diversification of the Separate Account
For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
•
no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•
no more than 70% is represented by any two investments,

•
no more than 80% is represented by any three investments and

•
no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.
D. Tax Ownership of the Assets in the Separate Account
In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a
APP TAX-2

facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
E. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of  (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•
A contract acquired by the estate of a decedent by reason of such decedent’s death,

•
Certain contracts acquired with respect to tax-qualified retirement arrangements,

•
Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
F. Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Generation Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
H. Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each
APP TAX-3

other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a. Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 72 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below in section H.6. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain
APP TAX-4

circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased Owner must generally receive distributions within 10 years of the death of the Owner. However, the life expectancy payout option (a/k/a “IRA stretch”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies. In addition, such a Plan is not required to permit such a rollover.
b. SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c. SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.
d. Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the tenth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain
APP TAX-5

circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of  “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($19,500 in 2020) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($6,500 in 2020). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. In addition, elective deferrals made by participants under a 401(k) arrangement are subject to specific distribution limitations similar to those outlined below for 403(b) plans. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($19,500 in 2020) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,500 in 2020). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.
after the employee reaches age 59½;

b.
upon the employee’s separation from service;

c.
upon the employee’s death or disability;

d.
in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed);

e.
as a qualified reservist distribution upon certain calls to active duty; or

f.
with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the day that such lifetime income investment may no longer be held as an investment option under the plan.

APP TAX-6

An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September  24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($19,500 in 2020). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,500 in 2020); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 59½, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the date that such lifetime income investment may no longer be held as an investment option under the Plan.
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust
APP TAX-7

requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of  “investment in the contract”.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6. Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.
a. Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% penalty tax does not apply to a distribution that is either:
(i)
made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)
attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually — “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)
not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year which are not reimbursed by health insurance (without regard to whether the taxpayer deducts the unreimbursed medical expenses);

(vii)
certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)
distributions of up to $5,000 from a retirement plan in the case of a birth or adoption of a child under Code Section 72(t)(2)(H); or

(ix)
certain designated qualified disaster distributions, including qualified Coronavirus Related Distributions.

APP TAX-8

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:
(i)
made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

(ii)
not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(iii)
for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.
b. RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of —
(i)
the calendar year in which the individual attains age 72, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over —
(a)
the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)
over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual’s surviving spouse, distributions may be delayed until the deceased individual would have attained age 72.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose
APP TAX-9

such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.
The CARES Act provides a temporary waiver of the RMD requirement for specified defined contribution plans for calendar year 2020. The waiver applies to distributions for 2020 and the RMDs for 2019 that were due by a required beginning date in 2020 (i.e., April 1, 2020), which were not paid.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of  “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of  “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either —
a.
an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

APP TAX-10

c.
any distribution made upon hardship of the employee.

Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS and to qualified Coronavirus Related Distributions.
APP TAX-11

APPENDIX I
ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference to this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the applicable Program and Administrative Charge payable by you. The tables below show only the highest and lowest Accumulation Unit Value under the Contract. Tables showing the classes of Accumulation Unit Values corresponding to all Program and Administrative Charge appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.

Program and Administrative Charge
(as a percentage of daily Sub-Account value)

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB Discovery Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.053	$24.832	$22.032	$17.714	$18.824	$17.331	$12.630	$10.698	$11.680	$9.232
Accumulation unit value at end of period	$25.209	$21.053	$24.832	$22.032	$17.714	$18.824	$17.331	$12.630	$10.698	$11.680
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.425	$22.007	$19.771	$16.095	$17.319	$16.146	$11.914	$10.219	$11.297	$9.041
Accumulation unit value at end of period	$21.788	$18.425	$22.007	$19.771	$16.095	$17.319	$16.146	$11.914	$10.219	$11.297
Number of accumulation units outstanding at end of period (in thousands)	7	9	6	14	14	16	17	18	20	12
AB Global Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.808	$12.818	$12.447	$11.811	$11.755	$10.994	$11.236	$10.498	$10.195	$-
Accumulation unit value at end of period	$13.761	$12.808	$12.818	$12.447	$11.811	$11.755	$10.994	$11.236	$10.498	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.606	$11.762	$11.565	$11.112	$11.199	$10.605	$10.975	$10.382	$10.167	$-
Accumulation unit value at end of period	$12.315	$11.606	$11.762	$11.565	$11.112	$11.199	$10.605	$10.975	$10.382	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	1	-	-	0	0	-	-

APP I-1

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB High Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.685	$15.588	$14.442	$12.535	$13.056	$12.647	$11.861	$10.002	$10.291	$-
Accumulation unit value at end of period	$16.697	$14.685	$15.588	$14.442	$12.535	$13.056	$12.647	$11.861	$10.002	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	11	8	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.307	$14.304	$13.419	$11.793	$12.438	$12.200	$11.586	$9.891	$10.263	$-
Accumulation unit value at end of period	$14.943	$13.307	$14.304	$13.419	$11.793	$12.438	$12.200	$11.586	$9.891	$-
Number of accumulation units outstanding at end of period (in thousands)	6	10	8	5	5	4	4	1	0	-
AB International Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.603	$22.911	$18.354	$18.534	$18.079	$19.347	$15.850	$13.879	$17.392	$16.823
Accumulation unit value at end of period	$20.503	$17.603	$22.911	$18.354	$18.534	$18.079	$19.347	$15.850	$13.879	$17.392
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	-	1	-	0	0	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.946	$11.791	$9.564	$9.780	$9.659	$10.467	$8.683	$7.698	$9.769	$9.568
Accumulation unit value at end of period	$10.290	$8.946	$11.791	$9.564	$9.780	$9.659	$10.467	$8.683	$7.698	$9.769
Number of accumulation units outstanding at end of period (in thousands)	14	16	15	25	25	29	45	43	40	42
AB Sustainable International Thematic Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.141	$11.059	$8.225	$8.853	$9.045	$9.174	$8.097	$7.017	$8.404	$7.478
Accumulation unit value at end of period	$11.597	$9.141	$11.059	$8.225	$8.853	$9.045	$9.174	$8.097	$7.017	$8.404
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.088	$13.584	$10.229	$11.149	$11.534	$11.846	$10.587	$9.289	$11.266	$10.151
Accumulation unit value at end of period	$13.893	$11.088	$13.584	$10.229	$11.149	$11.534	$11.846	$10.587	$9.289	$11.266
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	11	11	10	10	17	19	16

APP I-2

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AllianzGI NFJ Dividend Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.489	$17.233	$14.895	$12.854	$14.069	$12.831	$9.974	$8.755	$8.493	$7.510
Accumulation unit value at end of period	$19.308	$15.489	$17.233	$14.895	$12.854	$14.069	$12.831	$9.974	$8.755	$8.493
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.556	$15.272	$13.366	$11.679	$12.944	$11.953	$9.409	$8.362	$8.214	$7.355
Accumulation unit value at end of period	$16.688	$13.556	$15.272	$13.366	$11.679	$12.944	$11.953	$9.409	$8.362	$8.214
Number of accumulation units outstanding at end of period (in thousands)	75	86	100	130	123	119	112	108	102	57
AllianzGI NFJ International Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.183	$10.929	$8.899	$9.528	$11.005	$11.660	$10.579	$8.712	$10.619	$-
Accumulation unit value at end of period	$11.162	$9.183	$10.929	$8.899	$9.528	$11.005	$11.660	$10.579	$8.712	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.321	$10.028	$8.268	$8.963	$10.483	$11.247	$10.333	$8.616	$10.590	$-
Accumulation unit value at end of period	$9.988	$8.321	$10.028	$8.268	$8.963	$10.483	$11.247	$10.333	$8.616	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
American Century Diversified Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.503	$12.732	$12.341	$12.068	$12.072	$11.425	$11.734	$11.191	$10.455	$10.110
Accumulation unit value at end of period	$13.523	$12.503	$12.732	$12.341	$12.068	$12.072	$11.425	$11.734	$11.191	$10.455
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.194	$11.543	$11.329	$11.218	$11.362	$10.889	$11.324	$10.936	$10.345	$10.087
Accumulation unit value at end of period	$11.957	$11.194	$11.543	$11.329	$11.218	$11.362	$10.889	$11.324	$10.936	$10.345
Number of accumulation units outstanding at end of period (in thousands)	13	10	9	5	3	3	2	2	1	-

APP I-3

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Century Equity Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.319	$19.601	$16.127	$14.704	$15.379	$13.604	$10.257	$8.843	$8.515	$-
Accumulation unit value at end of period	$23.455	$18.319	$19.601	$16.127	$14.704	$15.379	$13.604	$10.257	$8.843	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	4	3	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.818	$21.474	$17.889	$16.515	$17.490	$15.667	$11.960	$10.441	$10.180	$-
Accumulation unit value at end of period	$25.059	$19.818	$21.474	$17.889	$16.515	$17.490	$15.667	$11.960	$10.441	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	3	2	2	4	4	4	-
American Century Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.681	$40.558	$35.873	$30.095	$29.991	$26.763	$22.434	$20.168	$19.523	$17.276
Accumulation unit value at end of period	$47.886	$38.681	$40.558	$35.873	$30.095	$29.991	$26.763	$22.434	$20.168	$19.523
Number of accumulation units outstanding at end of period (in thousands)	566	622	682	720	773	-	0	0	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.537	$28.176	$25.234	$21.435	$21.630	$19.545	$16.589	$15.101	$14.802	$13.263
Accumulation unit value at end of period	$32.444	$26.537	$28.176	$25.234	$21.435	$21.630	$19.545	$16.589	$15.101	$14.802
Number of accumulation units outstanding at end of period (in thousands)	21	27	28	28	28	33	32	43	44	31
American Century Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$41.733	$42.543	$32.772	$31.559	$30.248	$27.268	$21.125	$18.590	$18.808	$16.024
Accumulation unit value at end of period	$56.382	$41.733	$42.543	$32.772	$31.559	$30.248	$27.268	$21.125	$18.590	$18.808
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$36.913	$38.105	$29.721	$28.980	$28.126	$25.673	$20.140	$17.946	$18.384	$15.860
Accumulation unit value at end of period	$49.250	$36.912	$38.105	$29.721	$28.980	$28.126	$25.673	$20.140	$17.946	$18.384
Number of accumulation units outstanding at end of period (in thousands)	7	7	6	6	6	5	4	4	1	0

APP I-4

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Century Heritage Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.317	$14.082	$11.588	$11.249	$11.068	$10.259	$-	$-	$-	$-
Accumulation unit value at end of period	$17.995	$13.317	$14.082	$11.588	$11.249	$11.068	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	-	2	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.493	$13.378	$11.147	$10.957	$10.915	$10.245	$-	$-	$-	$-
Accumulation unit value at end of period	$16.672	$12.493	$13.378	$11.147	$10.957	$10.915	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	10	9	9	-	-	-	-
American Century Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.688	$27.305	$24.527	$20.022	$20.393	$17.575	$13.550	$11.669	$11.784	$11.008
Accumulation unit value at end of period	$30.450	$23.688	$27.305	$24.527	$20.022	$20.393	$17.575	$13.550	$11.669	$11.784
Number of accumulation units outstanding at end of period (in thousands)	15	24	24	24	8	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.208	$24.756	$22.516	$18.612	$19.194	$16.750	$13.076	$11.403	$11.660	$10.982
Accumulation unit value at end of period	$26.924	$21.208	$24.756	$22.516	$18.612	$19.194	$16.750	$13.076	$11.403	$11.660
Number of accumulation units outstanding at end of period (in thousands)	4	4	6	6	5	4	4	3	1	1
American Century Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.625	$30.952	$28.162	$22.387	$23.061	$22.136	$16.458	$14.145	$15.194	$14.558
Accumulation unit value at end of period	$34.096	$25.625	$30.952	$28.162	$22.387	$23.061	$22.136	$16.458	$14.145	$15.194
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.785	$30.317	$27.930	$22.481	$23.449	$22.791	$17.158	$14.933	$16.242	$15.691
Accumulation unit value at end of period	$32.569	$24.785	$30.317	$27.930	$22.481	$23.449	$22.791	$17.158	$14.933	$16.242
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	3	3	4	4	5	3	1

APP I-5

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds AMCAP Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.251	$22.754	$18.713	$17.221	$17.141	$15.339	$11.248	$9.748	$9.748	$8.581
Accumulation unit value at end of period	$28.012	$22.251	$22.754	$18.713	$17.221	$17.141	$15.339	$11.248	$9.748	$9.748
Number of accumulation units outstanding at end of period (in thousands)	18	17	21	26	28	31	73	83	75	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.426	$23.223	$19.338	$18.019	$18.162	$16.457	$12.219	$10.723	$10.858	$9.678
Accumulation unit value at end of period	$27.882	$22.426	$23.223	$19.338	$18.019	$18.162	$16.457	$12.219	$10.723	$10.858
Number of accumulation units outstanding at end of period (in thousands)	39	47	47	47	47	50	40	45	39	24
American Funds American Mutual Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.341	$19.822	$16.909	$14.862	$15.353	$13.684	$10.733	$9.591	$9.183	$8.187
Accumulation unit value at end of period	$23.466	$19.341	$19.822	$16.909	$14.862	$15.353	$13.684	$10.733	$9.591	$9.183
Number of accumulation units outstanding at end of period (in thousands)	56	60	63	66	150	141	151	165	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.361	$21.131	$18.252	$16.244	$16.991	$15.335	$12.178	$11.020	$10.684	$9.645
Accumulation unit value at end of period	$24.397	$20.361	$21.131	$18.252	$16.244	$16.991	$15.335	$12.178	$11.020	$10.684
Number of accumulation units outstanding at end of period (in thousands)	47	47	55	77	80	79	71	64	48	37
American Funds Capital Income Builder®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.216	$15.346	$13.482	$12.654	$13.084	$12.317	$10.757	$9.654	$9.422	$8.671
Accumulation unit value at end of period	$16.631	$14.216	$15.346	$13.482	$12.654	$13.084	$12.317	$10.757	$9.654	$9.422
Number of accumulation units outstanding at end of period (in thousands)	29	28	53	41	48	46	46	43	37	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.020	$16.419	$14.606	$13.880	$14.532	$13.853	$12.250	$11.133	$11.002	$10.252
Accumulation unit value at end of period	$17.353	$15.020	$16.419	$14.606	$13.880	$14.532	$13.853	$12.250	$11.133	$11.002
Number of accumulation units outstanding at end of period (in thousands)	213	226	258	309	336	365	386	439	461	444

APP I-6

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Capital World Growth and Income FundSM
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$80.945	$90.521	$72.826	$68.608	$70.357	$67.874	$54.513	$45.898	$49.800	$46.260
Accumulation unit value at end of period	$101.130	$80.945	$90.521	$72.826	$68.608	$70.357	$67.874	$54.513	$45.898	$49.800
Number of accumulation units outstanding at end of period (in thousands)	15	16	19	17	17	20	23	23	21	4
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.217	$24.028	$19.573	$18.670	$19.388	$18.939	$15.402	$13.131	$14.427	$13.570
Accumulation unit value at end of period	$26.179	$21.217	$24.028	$19.573	$18.670	$19.388	$18.939	$15.402	$13.131	$14.427
Number of accumulation units outstanding at end of period (in thousands)	112	117	129	152	152	180	171	206	197	158
American Funds EuroPacific Growth Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.790	$28.145	$21.597	$21.514	$21.759	$22.412	$18.710	$15.738	$18.268	$16.749
Accumulation unit value at end of period	$30.119	$23.790	$28.145	$21.597	$21.514	$21.759	$22.412	$18.710	$15.738	$18.268
Number of accumulation units outstanding at end of period (in thousands)	163	268	245	230	221	183	169	156	33	7
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.892	$25.030	$19.447	$19.615	$20.088	$20.951	$17.710	$15.084	$17.730	$16.460
Accumulation unit value at end of period	$26.121	$20.892	$25.030	$19.447	$19.615	$20.088	$20.951	$17.710	$15.084	$17.730
Number of accumulation units outstanding at end of period (in thousands)	109	116	129	160	160	165	167	188	178	163
American Funds Fundamental Investors FundSM
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.899	$21.385	$17.395	$15.511	$15.055	$13.868	$10.579	$9.059	$9.265	$8.149
Accumulation unit value at end of period	$25.307	$19.899	$21.385	$17.395	$15.511	$15.055	$13.868	$10.579	$9.059	$9.265
Number of accumulation units outstanding at end of period (in thousands)	53	52	61	62	108	101	101	100	14	13
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.348	$23.232	$19.134	$17.276	$16.979	$15.837	$12.233	$10.607	$10.984	$9.783
Accumulation unit value at end of period	$26.812	$21.348	$23.232	$19.134	$17.276	$16.979	$15.837	$12.233	$10.607	$10.984
Number of accumulation units outstanding at end of period (in thousands)	101	109	117	154	162	187	206	261	274	285
APP I-7

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds New Perspective Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.760	$19.992	$15.564	$15.334	$14.603	$14.198	$11.231	$9.328	$10.132	$9.018
Accumulation unit value at end of period	$24.315	$18.760	$19.992	$15.564	$15.334	$14.603	$14.198	$11.231	$9.328	$10.132
Number of accumulation units outstanding at end of period (in thousands)	79	72	67	68	76	73	65	64	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.538	$22.164	$17.471	$17.428	$16.807	$16.547	$13.253	$11.146	$12.259	$11.048
Accumulation unit value at end of period	$26.290	$20.538	$22.164	$17.471	$17.428	$16.807	$16.547	$13.253	$11.146	$12.259
Number of accumulation units outstanding at end of period (in thousands)	70	75	85	97	90	92	106	100	100	82
American Funds The Bond Fund of America®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.104	$13.160	$12.789	$12.485	$12.495	$11.876	$12.155	$11.515	$10.848	$10.143
Accumulation unit value at end of period	$14.114	$13.104	$13.160	$12.789	$12.485	$12.495	$11.876	$12.155	$11.515	$10.848
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.942	$12.144	$11.949	$11.812	$11.970	$11.520	$11.939	$11.453	$10.925	$10.344
Accumulation unit value at end of period	$12.702	$11.942	$12.144	$11.949	$11.812	$11.970	$11.520	$11.939	$11.453	$10.925
Number of accumulation units outstanding at end of period (in thousands)	72	72	89	127	131	127	154	173	187	202
American Funds The Growth Fund of America®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$31.673	$32.736	$26.041	$24.086	$22.932	$21.050	$15.777	$13.126	$13.838	$12.360
Accumulation unit value at end of period	$40.449	$31.673	$32.736	$26.041	$24.086	$22.932	$21.050	$15.777	$13.126	$13.838
Number of accumulation units outstanding at end of period (in thousands)	111	212	241	194	268	242	234	226	114	97
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.054	$26.223	$21.121	$19.781	$19.070	$17.725	$13.451	$11.332	$12.097	$10.941
Accumulation unit value at end of period	$31.598	$25.054	$26.223	$21.121	$19.781	$19.070	$17.725	$13.451	$11.332	$12.097
Number of accumulation units outstanding at end of period (in thousands)	246	257	281	353	353	388	443	520	495	492

APP I-8

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds The Income Fund of America®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.265	$17.204	$15.232	$13.827	$14.088	$13.042	$11.075	$9.925	$9.435	$8.455
Accumulation unit value at end of period	$19.271	$16.265	$17.204	$15.232	$13.827	$14.088	$13.042	$11.075	$9.925	$9.435
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.012	$18.222	$16.335	$15.014	$15.491	$14.521	$12.486	$11.330	$10.906	$9.896
Accumulation unit value at end of period	$19.906	$17.012	$18.222	$16.335	$15.014	$15.491	$14.521	$12.486	$11.330	$10.906
Number of accumulation units outstanding at end of period (in thousands)	92	101	105	135	135	134	154	164	175	156
American Funds The Investment Company of America®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.487	$19.845	$16.637	$14.573	$14.839	$13.287	$10.071	$8.742	$8.931	$8.083
Accumulation unit value at end of period	$22.940	$18.487	$19.845	$16.637	$14.573	$14.839	$13.287	$10.071	$8.742	$8.931
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	49	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.073	$20.734	$17.601	$15.609	$16.095	$14.593	$11.199	$9.844	$10.183	$9.332
Accumulation unit value at end of period	$23.374	$19.073	$20.734	$17.601	$15.609	$16.095	$14.593	$11.199	$9.844	$10.183
Number of accumulation units outstanding at end of period (in thousands)	75	89	108	160	148	166	174	180	156	143
American Funds The New Economy Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.758	$23.841	$17.804	$17.475	$16.891	$16.208	$11.338	$9.174	$9.753	$8.630
Accumulation unit value at end of period	$28.687	$22.758	$23.841	$17.804	$17.475	$16.891	$16.208	$11.338	$9.174	$9.753
Number of accumulation units outstanding at end of period (in thousands)	26	30	29	33	28	32	7	3	3	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.659	$26.160	$19.780	$19.659	$19.241	$18.695	$13.241	$10.849	$11.680	$10.464
Accumulation unit value at end of period	$30.697	$24.659	$26.160	$19.780	$19.659	$19.241	$18.695	$13.241	$10.849	$11.680
Number of accumulation units outstanding at end of period (in thousands)	24	25	25	32	27	29	29	26	24	19

APP I-9

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Washington Mutual Investors FundSM
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.332	$19.990	$16.696	$14.775	$14.851	$13.400	$10.193	$9.094	$8.525	$7.547
Accumulation unit value at end of period	$24.188	$19.332	$19.990	$16.696	$14.775	$14.851	$13.400	$10.193	$9.094	$8.525
Number of accumulation units outstanding at end of period (in thousands)	-	-	8	8	22	20	22	21	19	20
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.382	$21.343	$18.049	$16.173	$16.460	$15.039	$11.584	$10.465	$9.933	$8.904
Accumulation unit value at end of period	$25.185	$20.382	$21.343	$18.049	$16.173	$16.460	$15.039	$11.584	$10.465	$9.933
Number of accumulation units outstanding at end of period (in thousands)	41	44	43	58	50	74	88	97	85	96
Ave Maria Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.990	$28.504	$22.380	$19.969	$20.525	$19.092	$14.519	$12.658	$12.590	$11.347
Accumulation unit value at end of period	$38.372	$27.990	$28.504	$22.380	$19.969	$20.525	$19.092	$14.519	$12.658	$12.590
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	1	0	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369	$12.458	$11.321
Accumulation unit value at end of period	$33.930	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369	$12.458
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	8	8	7	6	4	3	0
Ave Maria Rising Dividend Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.133	$25.351	$21.701	$18.816	$19.993	$18.295	$13.669	$12.002	$11.470	$10.809
Accumulation unit value at end of period	$30.789	$24.133	$25.351	$21.701	$18.816	$19.993	$18.295	$13.669	$12.002	$11.470
Number of accumulation units outstanding at end of period (in thousands)	19	18	18	17	15	16	30	19	31	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728	$11.350	$10.784
Accumulation unit value at end of period	$27.225	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728	$11.350
Number of accumulation units outstanding at end of period (in thousands)	6	6	10	8	7	5	3	5	4	-

APP I-10

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Ave Maria Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.518	$11.526	$9.791	$8.409	$14.423	$15.677	$12.395	$11.939	$11.787	$10.695
Accumulation unit value at end of period	$12.677	$10.518	$11.526	$9.791	$8.409	$14.423	$15.677	$12.395	$11.939	$11.787
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667	$11.663	$10.670
Accumulation unit value at end of period	$11.989	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667	$11.663
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	-	0	0	0	0
BlackRock Advantage Large Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.634	$37.728	$30.640	$27.858	$27.525	$27.319	$22.078	$19.901	$21.074	$17.476
Accumulation unit value at end of period	$48.864	$36.634	$37.728	$30.640	$27.858	$27.525	$27.319	$22.078	$19.901	$21.074
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.402	$33.791	$27.787	$25.580	$25.593	$25.721	$21.048	$19.211	$20.600	$17.297
Accumulation unit value at end of period	$42.681	$32.402	$33.791	$27.787	$25.580	$25.593	$25.721	$21.048	$19.211	$20.600
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	5	4	3	2	2	1	0
BlackRock Advantage Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.311	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.271	$9.311	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	-	-	-	-	-	-	-	-	-

APP I-11

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BlackRock Capital Appreciation Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$40.978	$40.279	$30.379	$30.489	$28.533	$26.334	$19.682	$17.276	$19.012	$15.936
Accumulation unit value at end of period	$54.030	$40.978	$40.279	$30.379	$30.489	$28.533	$26.334	$19.682	$17.276	$19.012
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$36.244	$36.077	$27.550	$27.997	$26.530	$24.794	$18.763	$16.677	$18.584	$15.773
Accumulation unit value at end of period	$47.195	$36.244	$36.077	$27.550	$27.997	$26.530	$24.794	$18.763	$16.677	$18.584
Number of accumulation units outstanding at end of period (in thousands)	3	1	1	2	2	3	2	1	2	0
BlackRock Equity Dividend Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$35.698	$38.565	$33.122	$28.554	$28.665	$26.284	$21.138	$18.886	$17.885	$15.839
Accumulation unit value at end of period	$45.424	$35.698	$38.565	$33.122	$28.554	$28.665	$26.284	$21.138	$18.886	$17.885
Number of accumulation units outstanding at end of period (in thousands)	3	6	6	6	5	28	48	21	15	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$31.574	$34.541	$30.038	$26.220	$26.654	$24.747	$20.152	$18.232	$17.482	$15.677
Accumulation unit value at end of period	$39.678	$31.574	$34.541	$30.038	$26.220	$26.654	$24.747	$20.152	$18.232	$17.482
Number of accumulation units outstanding at end of period (in thousands)	23	28	26	34	34	31	31	22	12	5
BlackRock Global Allocation Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.341	$16.608	$14.656	$14.127	$14.277	$14.014	$12.247	$11.132	$11.561	$10.524
Accumulation unit value at end of period	$17.982	$15.341	$16.608	$14.656	$14.127	$14.277	$14.014	$12.247	$11.132	$11.561
Number of accumulation units outstanding at end of period (in thousands)	10	111	117	164	162	154	149	144	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.075	$17.622	$15.746	$15.367	$15.726	$15.631	$13.832	$12.731	$13.388	$12.340
Accumulation unit value at end of period	$18.608	$16.075	$17.622	$15.746	$15.367	$15.726	$15.631	$13.832	$12.731	$13.388
Number of accumulation units outstanding at end of period (in thousands)	60	64	64	107	110	125	117	128	98	62

APP I-12

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BlackRock International Dividend Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.912	$14.889	$12.792	$12.731	$12.853	$14.511	$11.881	$10.067	$11.763	$10.623
Accumulation unit value at end of period	$15.933	$12.912	$14.889	$12.792	$12.731	$12.853	$14.511	$11.881	$10.067	$11.763
Number of accumulation units outstanding at end of period (in thousands)	-	-	39	43	38	37	45	86	81	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.560	$13.499	$11.743	$11.833	$12.097	$13.830	$11.466	$9.837	$11.639	$10.599
Accumulation unit value at end of period	$14.088	$11.560	$13.499	$11.743	$11.833	$12.097	$13.830	$11.466	$9.837	$11.639
Number of accumulation units outstanding at end of period (in thousands)	16	16	15	15	11	9	6	12	4	2
BlackRock LifePath® Dynamic 2025 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.649	$15.399	$13.365	$12.544	$12.823	$12.218	$10.956	$10.000	$-	$-
Accumulation unit value at end of period	$17.456	$14.649	$15.399	$13.365	$12.544	$12.823	$12.218	$10.956	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.428	$14.293	$12.561	$11.938	$12.357	$11.921	$10.824	$10.000	$-	$-
Accumulation unit value at end of period	$15.801	$13.428	$14.293	$12.561	$11.938	$12.357	$11.921	$10.824	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	12	10	8	4	0	-	-
BlackRock LifePath® Dynamic 2030 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.349	$15.214	$12.956	$12.117	$12.396	$11.807	$10.408	$9.231	$9.312	$8.349
Accumulation unit value at end of period	$17.464	$14.349	$15.214	$12.956	$12.117	$12.396	$11.807	$10.408	$9.231	$9.312
Number of accumulation units outstanding at end of period (in thousands)	27	28	29	26	85	85	93	74	14	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.015	$16.122	$13.902	$13.164	$13.636	$13.153	$11.740	$10.543	$10.769	$9.777
Accumulation unit value at end of period	$18.048	$15.015	$16.122	$13.902	$13.164	$13.636	$13.153	$11.740	$10.543	$10.769
Number of accumulation units outstanding at end of period (in thousands)	146	147	160	193	207	203	220	203	152	115

APP I-13

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BlackRock LifePath® Dynamic 2035 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.649	$16.771	$14.059	$13.094	$13.416	$12.756	$11.085	$10.000	$-	$-
Accumulation unit value at end of period	$19.306	$15.649	$16.771	$14.059	$13.094	$13.416	$12.756	$11.085	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.344	$15.567	$13.213	$12.460	$12.927	$12.446	$10.952	$10.000	$-	$-
Accumulation unit value at end of period	$17.476	$14.344	$15.567	$13.213	$12.460	$12.927	$12.446	$10.952	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	20	8	9	12	6	1	0	-	-
BlackRock LifePath® Dynamic 2040 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.181	$15.364	$12.679	$11.773	$12.084	$11.484	$9.841	$8.601	$8.835	$7.860
Accumulation unit value at end of period	$17.767	$14.181	$15.364	$12.679	$11.773	$12.084	$11.484	$9.841	$8.601	$8.835
Number of accumulation units outstanding at end of period (in thousands)	9	14	17	26	61	74	90	81	20	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.200	$16.676	$13.935	$13.101	$13.617	$13.103	$11.369	$10.062	$10.466	$9.428
Accumulation unit value at end of period	$18.807	$15.200	$16.676	$13.935	$13.101	$13.617	$13.103	$11.369	$10.062	$10.466
Number of accumulation units outstanding at end of period (in thousands)	149	154	147	209	194	183	178	176	149	102
BlackRock LifePath® Dynamic 2045 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.382	$17.892	$14.659	$13.586	$13.951	$13.240	$11.204	$10.000	$-	$-
Accumulation unit value at end of period	$20.648	$16.382	$17.892	$14.659	$13.586	$13.951	$13.240	$11.204	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.016	$16.607	$13.777	$12.929	$13.443	$12.919	$11.070	$10.000	$-	$-
Accumulation unit value at end of period	$18.691	$15.016	$16.607	$13.777	$12.929	$13.443	$12.919	$11.070	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	6	3	3	4	2	0	0	-	-

APP I-14

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BlackRock LifePath® Dynamic 2050 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.119	$20.897	$17.061	$15.804	$16.235	$15.401	$12.884	$11.126	$11.597	$10.830
Accumulation unit value at end of period	$24.111	$19.119	$20.897	$17.061	$15.804	$16.235	$15.401	$12.884	$11.126	$11.597
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	-	7	5	6	4	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.117	$18.946	$15.663	$14.690	$15.281	$14.678	$12.433	$10.872	$11.475	$10.806
Accumulation unit value at end of period	$21.319	$17.117	$18.946	$15.663	$14.690	$15.281	$14.678	$12.433	$10.872	$11.475
Number of accumulation units outstanding at end of period (in thousands)	71	60	48	53	44	29	21	18	6	1
BlackRock LifePath® Dynamic 2055 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.855	$18.446	$15.090	$13.986	$14.371	$13.609	$11.274	$10.000	$-	$-
Accumulation unit value at end of period	$21.257	$16.855	$18.446	$15.090	$13.986	$14.371	$13.609	$11.274	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.449	$17.122	$14.182	$13.309	$13.848	$13.278	$11.139	$10.000	$-	$-
Accumulation unit value at end of period	$19.242	$15.449	$17.122	$14.182	$13.309	$13.848	$13.278	$11.139	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	5	2	2	2	-	0	-	-	-
BlackRock LifePath® Dynamic Retirement Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.199	$15.820	$14.201	$13.440	$13.684	$13.088	$12.354	$11.390	$10.995	$10.076
Accumulation unit value at end of period	$17.716	$15.199	$15.820	$14.201	$13.440	$13.684	$13.088	$12.354	$11.390	$10.995
Number of accumulation units outstanding at end of period (in thousands)	9	3	3	18	38	41	39	48	7	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.647	$15.438	$14.032	$13.447	$13.864	$13.426	$12.833	$11.981	$11.710	$10.866
Accumulation unit value at end of period	$16.860	$14.647	$15.438	$14.032	$13.447	$13.864	$13.426	$12.833	$11.981	$11.710
Number of accumulation units outstanding at end of period (in thousands)	161	34	33	45	46	49	49	58	67	59

APP I-15

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BlackRock Mid Cap Dividend Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.873	$19.802	$18.242	$14.915	$16.021	$15.057	$11.296	$9.979	$10.038	$7.987
Accumulation unit value at end of period	$23.099	$17.873	$19.802	$18.242	$14.915	$16.021	$15.057	$11.296	$9.979	$10.038
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.582	$21.969	$20.493	$16.965	$18.453	$17.560	$13.340	$11.932	$12.155	$9.793
Accumulation unit value at end of period	$24.993	$19.582	$21.969	$20.493	$16.965	$18.453	$17.560	$13.340	$11.932	$12.155
Number of accumulation units outstanding at end of period (in thousands)	14	16	16	20	16	15	22	14	20	14
BNY Mellon Bond Market Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.802	$13.842	$13.427	$13.153	$13.147	$12.453	$12.785	$12.329	$11.476	$10.827
Accumulation unit value at end of period	$14.925	$13.802	$13.842	$13.427	$13.153	$13.147	$12.453	$12.785	$12.329	$11.476
Number of accumulation units outstanding at end of period (in thousands)	601	603	619	525	299	198	197	169	34	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.079	$12.267	$12.049	$11.951	$12.095	$11.601	$12.060	$11.776	$11.099	$10.603
Accumulation unit value at end of period	$12.900	$12.079	$12.267	$12.049	$11.951	$12.095	$11.601	$12.060	$11.776	$11.099
Number of accumulation units outstanding at end of period (in thousands)	98	98	93	88	84	97	88	93	79	43
BNY Mellon Midcap Index Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$75.980	$85.850	$74.214	$61.727	$63.394	$57.963	$43.626	$37.222	$38.060	$30.200
Accumulation unit value at end of period	$95.397	$75.980	$85.850	$74.214	$61.727	$63.394	$57.963	$43.626	$37.222	$38.060
Number of accumulation units outstanding at end of period (in thousands)	128	153	142	120	74	24	19	11	2	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.951	$26.261	$22.986	$19.358	$20.132	$18.638	$14.204	$12.272	$12.706	$10.209
Accumulation unit value at end of period	$28.459	$22.951	$26.261	$22.986	$19.358	$20.132	$18.638	$14.204	$12.272	$12.706
Number of accumulation units outstanding at end of period (in thousands)	25	27	28	25	28	39	37	40	34	25

APP I-16

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BNY Mellon S&P 500 Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.654	$22.764	$18.774	$16.861	$16.709	$14.768	$11.208	$9.708	$9.550	$8.337
Accumulation unit value at end of period	$28.339	$21.654	$22.764	$18.774	$16.861	$16.709	$14.768	$11.208	$9.708	$9.550
Number of accumulation units outstanding at end of period (in thousands)	604	668	579	492	316	186	139	101	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.951	$20.174	$16.847	$15.320	$15.373	$13.758	$10.573	$9.273	$9.237	$8.164
Accumulation unit value at end of period	$24.493	$18.951	$20.174	$16.847	$15.320	$15.373	$13.758	$10.573	$9.273	$9.237
Number of accumulation units outstanding at end of period (in thousands)	74	82	93	110	109	123	95	99	85	52
BNY Mellon Smallcap Stock Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$59.352	$65.139	$57.950	$46.049	$47.102	$44.687	$31.747	$27.365	$27.142	$21.534
Accumulation unit value at end of period	$72.579	$59.352	$65.139	$57.950	$46.049	$47.102	$44.687	$31.747	$27.365	$27.142
Number of accumulation units outstanding at end of period (in thousands)	133	146	133	103	43	13	17	9	3	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.485	$26.101	$23.511	$18.917	$19.594	$18.823	$13.540	$11.818	$11.869	$9.535
Accumulation unit value at end of period	$28.362	$23.485	$26.101	$23.511	$18.917	$19.594	$18.823	$13.540	$11.818	$11.869
Number of accumulation units outstanding at end of period (in thousands)	21	22	23	22	23	29	23	20	24	18
Calamos Global Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.502	$18.339	$13.644	$13.785	$13.130	$13.047	$10.914	$10.000	$-	$-
Accumulation unit value at end of period	$20.011	$15.502	$18.339	$13.644	$13.785	$13.130	$13.047	$10.914	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$10.000	$-	$-
Accumulation unit value at end of period	$18.114	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-17

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Calvert Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.891	$14.915	$14.314	$13.812	$13.811	$13.017	$13.365	$12.413	$11.755	$11.072
Accumulation unit value at end of period	$16.151	$14.891	$14.915	$14.314	$13.812	$13.811	$13.017	$13.365	$12.413	$11.755
Number of accumulation units outstanding at end of period (in thousands)	20	30	25	23	24	24	13	8	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.423	$13.615	$13.231	$12.927	$13.089	$12.491	$12.987	$12.213	$11.711	$11.170
Accumulation unit value at end of period	$14.378	$13.423	$13.615	$13.231	$12.927	$13.089	$12.491	$12.987	$12.213	$11.711
Number of accumulation units outstanding at end of period (in thousands)	21	22	22	27	32	33	33	37	44	37
Calvert Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.687	$36.830	$29.280	$28.616	$27.601	$24.857	$19.059	$16.498	$16.875	$14.395
Accumulation unit value at end of period	$52.809	$38.687	$36.830	$29.280	$28.616	$27.601	$24.857	$19.059	$16.498	$16.875
Number of accumulation units outstanding at end of period (in thousands)	18	41	41	45	42	42	39	35	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.757	$22.903	$18.436	$18.244	$17.818	$16.248	$12.615	$11.057	$11.452	$9.892
Accumulation unit value at end of period	$32.026	$23.757	$22.903	$18.436	$18.244	$17.818	$16.248	$12.615	$11.057	$11.452
Number of accumulation units outstanding at end of period (in thousands)	59	51	55	60	62	65	55	50	66	48
Calvert Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.744	$14.221	$13.345	$12.637	$12.791	$12.196	$12.287	$11.312	$11.022	$10.354
Accumulation unit value at end of period	$15.775	$13.744	$14.221	$13.345	$12.637	$12.791	$12.196	$12.287	$11.312	$11.022
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.028	$12.603	$11.975	$11.481	$11.768	$11.361	$11.591	$10.805	$10.660	$10.140
Accumulation unit value at end of period	$13.634	$12.028	$12.603	$11.975	$11.481	$11.768	$11.361	$11.591	$10.805	$10.660
Number of accumulation units outstanding at end of period (in thousands)	16	11	13	14	17	19	19	35	37	42

APP I-18

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ClearBridge Appreciation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.908	$21.373	$17.884	$16.397	$16.166	$14.599	$11.292	$9.779	$10.349	$-
Accumulation unit value at end of period	$27.142	$20.908	$21.373	$17.884	$16.397	$16.166	$14.599	$11.292	$9.779	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.946	$19.612	$16.616	$15.425	$15.399	$14.081	$11.029	$9.671	$10.321	$-
Accumulation unit value at end of period	$24.289	$18.946	$19.612	$16.616	$15.425	$15.399	$14.081	$11.029	$9.671	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	2	2	2	1	0	-
ClearBridge Mid Cap Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.002	$42.487	$37.693	$34.772	$34.007	$31.543	$22.993	$19.450	$20.190	$16.540
Accumulation unit value at end of period	$49.132	$37.002	$42.487	$37.693	$34.772	$34.007	$31.543	$22.993	$19.450	$20.190
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.727	$38.054	$34.184	$31.930	$31.621	$29.698	$21.921	$18.776	$19.735	$16.371
Accumulation unit value at end of period	$42.917	$32.727	$38.054	$34.184	$31.930	$31.621	$29.698	$21.921	$18.776	$19.735
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	3	2	1	1	1	1	1
ClearBridge Small Cap Growth Fund — Class A
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.578	$24.555	$19.650	$18.565	$19.505	$18.886	$13.019	$10.958	$10.895	$8.696
Accumulation unit value at end of period	$32.038	$25.578	$24.555	$19.650	$18.565	$19.505	$18.886	$13.019	$10.958	$10.895
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.114	$21.498	$17.419	$16.664	$17.728	$17.382	$12.132	$10.340	$10.410	$8.413
Accumulation unit value at end of period	$27.355	$22.114	$21.498	$17.419	$16.664	$17.728	$17.382	$12.132	$10.340	$10.410
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	3	4	3	2

APP I-19

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ClearBridge Small Cap Growth Fund — Class FI
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.578	$24.555	$19.650	$18.565	$19.505	$18.886	$13.019	$-	$-	$-
Accumulation unit value at end of period	$32.038	$25.578	$24.555	$19.650	$18.565	$19.505	$18.886	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.114	$21.498	$17.419	$16.664	$17.728	$17.382	$12.132	$-	$-	$-
Accumulation unit value at end of period	$27.355	$22.114	$21.498	$17.419	$16.664	$17.728	$17.382	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	3	-	-	-
Columbia Acorn® Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$42.597	$44.945	$35.981	$32.693	$33.317	$33.136	$25.387	$21.584	$22.698	$18.071
Accumulation unit value at end of period	$53.763	$42.597	$44.945	$35.981	$32.693	$33.317	$33.136	$25.387	$21.584	$22.698
Number of accumulation units outstanding at end of period (in thousands)	6	-	3	3	31	38	36	36	10	12
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$37.676	$40.255	$32.631	$30.020	$30.979	$31.198	$24.203	$20.836	$22.188	$17.886
Accumulation unit value at end of period	$46.961	$37.676	$40.255	$32.631	$30.020	$30.979	$31.198	$24.203	$20.836	$22.188
Number of accumulation units outstanding at end of period (in thousands)	11	11	11	12	11	11	12	9	5	1
Columbia Contrarian Core Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$43.595	$48.010	$39.537	$36.492	$35.507	$31.518	$23.276	$19.671	$19.907	$17.175
Accumulation unit value at end of period	$57.807	$43.595	$48.010	$39.537	$36.492	$35.507	$31.518	$23.276	$19.671	$19.907
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	4	1	3	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$38.559	$43.001	$35.856	$33.509	$33.015	$29.675	$22.190	$18.989	$19.459	$16.999
Accumulation unit value at end of period	$50.495	$38.559	$43.001	$35.856	$33.509	$33.015	$29.675	$22.190	$18.989	$19.459
Number of accumulation units outstanding at end of period (in thousands)	6	6	10	7	6	5	5	2	0	0

APP I-20

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Disciplined Small Core Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.598	$21.451	$20.166	$17.359	$18.768	$18.851	$13.880	$12.280	$12.672	$11.525
Accumulation unit value at end of period	$21.252	$17.598	$21.451	$20.166	$17.359	$18.768	$18.851	$13.880	$12.280	$12.672
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	2	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.756	$19.448	$18.513	$16.135	$17.665	$17.966	$13.395	$12.000	$12.539	$11.498
Accumulation unit value at end of period	$18.790	$15.756	$19.448	$18.513	$16.135	$17.665	$17.966	$13.395	$12.000	$12.539
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	2	2	1	1	0	0
Columbia Large Cap Growth III Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.314	$12.877	$10.093	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.739	$12.314	$12.877	$10.093	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.983	$12.689	$10.071	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.087	$11.983	$12.689	$10.071	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	15	19	38	-	-	-	-	-	-
Columbia Large Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.342	$18.342	$15.694	$13.657	$13.938	$12.466	$9.506	$8.282	$8.764	$-
Accumulation unit value at end of period	$21.271	$16.342	$18.342	$15.694	$13.657	$13.938	$12.466	$9.506	$8.282	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.128	$16.058	$13.912	$12.258	$12.668	$11.472	$8.858	$7.814	$8.374	$-
Accumulation unit value at end of period	$18.161	$14.128	$16.058	$13.912	$12.258	$12.668	$11.472	$8.858	$7.814	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	0	0	1	-

APP I-21

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Select Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.960	$18.442	$16.273	$14.280	$15.060	$13.448	$9.950	$8.542	$8.924	$7.259
Accumulation unit value at end of period	$20.956	$15.960	$18.442	$16.273	$14.280	$15.060	$13.448	$9.950	$8.542	$8.924
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.804	$16.153	$14.431	$12.823	$13.694	$12.381	$9.276	$8.063	$8.530	$7.026
Accumulation unit value at end of period	$17.900	$13.804	$16.153	$14.431	$12.823	$13.694	$12.381	$9.276	$8.063	$8.530
Number of accumulation units outstanding at end of period (in thousands)	13	12	14	19	17	14	22	27	22	34
Columbia Seligman Communications and Information Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.681	$33.265	$24.814	$21.506	$19.711	$15.632	$12.676	$11.796	$12.399	$10.754
Accumulation unit value at end of period	$47.227	$30.681	$33.265	$24.814	$21.506	$19.711	$15.632	$12.676	$11.796	$12.399
Number of accumulation units outstanding at end of period (in thousands)	4	4	7	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.580	$37.967	$28.676	$25.166	$23.354	$18.755	$15.399	$14.510	$15.444	$13.564
Accumulation unit value at end of period	$52.568	$34.580	$37.967	$28.676	$25.166	$23.354	$18.755	$15.399	$14.510	$15.444
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	4	3	4	2	2	4	2
Columbia Seligman Global Technology Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.242	$33.152	$24.650	$21.173	$19.269	$15.451	$12.226	$11.348	$12.208	$10.581
Accumulation unit value at end of period	$46.833	$30.242	$33.152	$24.650	$21.173	$19.269	$15.451	$12.226	$11.348	$12.208
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.147	$29.025	$21.852	$19.005	$17.514	$14.220	$11.393	$10.708	$11.665	$10.238
Accumulation unit value at end of period	$39.989	$26.147	$29.025	$21.852	$19.005	$17.514	$14.220	$11.393	$10.708	$11.665
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	2	2	2	2	2	5	4

APP I-22

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Small Cap Value Fund I
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.540	$45.959	$40.347	$30.492	$32.605	$31.703	$23.684	$21.316	$22.734	$18.083
Accumulation unit value at end of period	$45.408	$37.540	$45.959	$40.347	$30.492	$32.605	$31.703	$23.684	$21.316	$22.734
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.203	$41.164	$36.590	$27.999	$30.317	$29.849	$22.579	$20.577	$22.222	$17.898
Accumulation unit value at end of period	$39.662	$33.203	$41.164	$36.590	$27.999	$30.317	$29.849	$22.579	$20.577	$22.222
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	2	1	1	1	1	1
Columbia Small/Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.247	$18.260	$16.163	$13.741	$14.633	$13.708	$10.146	$8.587	$9.377	$7.647
Accumulation unit value at end of period	$18.858	$15.247	$18.260	$16.163	$13.741	$14.633	$13.708	$10.146	$8.587	$9.377
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.181	$15.986	$14.328	$12.333	$13.299	$12.615	$9.455	$8.103	$8.959	$7.398
Accumulation unit value at end of period	$16.100	$13.181	$15.986	$14.328	$12.333	$13.299	$12.615	$9.455	$8.103	$8.959
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	6	7	15	14	19	18	14
Davis New York Venture Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$68.892	$79.196	$64.835	$57.760	$56.093	$52.645	$39.124	$34.707	$36.451	$32.513
Accumulation unit value at end of period	$90.185	$68.892	$79.196	$64.835	$57.760	$56.093	$52.645	$39.124	$34.707	$36.451
Number of accumulation units outstanding at end of period (in thousands)	1	1	3	1	2	8	9	9	5	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.577	$26.282	$21.786	$19.652	$19.325	$18.366	$13.820	$12.414	$13.202	$11.924
Accumulation unit value at end of period	$29.188	$22.577	$26.282	$21.786	$19.652	$19.325	$18.366	$13.820	$12.414	$13.202
Number of accumulation units outstanding at end of period (in thousands)	32	35	44	54	56	70	86	94	93	82

APP I-23

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Delaware Diversified Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.634	$11.901	$11.306	$10.917	$11.044	$10.506	$10.653	$10.000	$-	$-
Accumulation unit value at end of period	$12.887	$11.634	$11.901	$11.306	$10.917	$11.044	$10.506	$10.653	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$10.000	$-	$-
Accumulation unit value at end of period	$11.665	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	5	-	4	6	0	-	-
Delaware Extended Duration Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.580	$14.786	$13.188	$12.298	$12.914	$11.142	$11.607	$10.000	$-	$-
Accumulation unit value at end of period	$16.664	$13.580	$14.786	$13.188	$12.298	$12.914	$11.142	$11.607	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$10.000	$-	$-
Accumulation unit value at end of period	$15.084	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	-	-	-	-	-	-
DWS Capital Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.428	$40.298	$31.998	$30.870	$28.562	$25.400	$18.958	$16.438	$17.341	$-
Accumulation unit value at end of period	$53.855	$39.428	$40.298	$31.998	$30.870	$28.562	$25.400	$18.958	$16.438	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.873	$36.093	$29.019	$28.347	$26.558	$23.915	$18.074	$15.868	$16.950	$-
Accumulation unit value at end of period	$47.042	$34.873	$36.093	$29.019	$28.347	$26.558	$23.915	$18.074	$15.868	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-24

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
DWS Emerging Markets Fixed Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.586	$17.744	$16.285	$14.920	$16.033	$16.352	$17.253	$14.591	$15.176	$13.592
Accumulation unit value at end of period	$18.960	$16.586	$17.744	$16.285	$14.920	$16.033	$16.352	$17.253	$14.591	$15.176
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.669	$15.892	$14.769	$13.700	$14.907	$15.395	$16.448	$14.086	$14.834	$13.453
Accumulation unit value at end of period	$16.561	$14.669	$15.892	$14.769	$13.700	$14.907	$15.395	$16.448	$14.086	$14.834
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	2	2	2	2	2	1
DWS International Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.252	$12.368	$9.887	$9.883	$10.076	$10.270	$8.160	$6.923	$8.149	$7.194
Accumulation unit value at end of period	$13.451	$10.252	$12.368	$9.887	$9.883	$10.076	$10.270	$8.160	$6.923	$8.149
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.184	$14.886	$12.048	$12.195	$12.590	$12.993	$10.454	$8.981	$10.704	$9.568
Accumulation unit value at end of period	$15.788	$12.184	$14.886	$12.048	$12.195	$12.590	$12.993	$10.454	$8.981	$10.704
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	4	4	3	2	2	4	4
Domini Impact Equity Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$60.379	$66.406	$57.534	$51.722	$55.777	$48.941	$36.839	$33.090	$36.315	$-
Accumulation unit value at end of period	$79.498	$60.379	$66.406	$57.534	$51.722	$55.777	$48.941	$36.839	$33.090	$-
Number of accumulation units outstanding at end of period (in thousands)	20	29	29	26	22	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.305	$19.273	$16.907	$15.390	$16.805	$14.931	$11.380	$10.350	$11.455	$-
Accumulation unit value at end of period	$22.501	$17.305	$19.273	$16.907	$15.390	$16.805	$14.931	$11.380	$10.350	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	4	3	3	0	1	0	-

APP I-25

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Eaton Vance Atlanta Capital SMID-Cap Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.539	$23.869	$19.184	$17.290	$15.797	$15.058	$11.095	$10.000	$-	$-
Accumulation unit value at end of period	$30.225	$22.539	$23.869	$19.184	$17.290	$15.797	$15.058	$11.095	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	20	17	15	15	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$10.000	$-	$-
Accumulation unit value at end of period	$27.360	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	6	5	6	6	6	4	1	-	-
Eaton Vance Balanced Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.474	$28.449	$25.058	$23.956	$23.338	$21.289	$17.601	$15.785	$15.581	$14.305
Accumulation unit value at end of period	$33.967	$27.474	$28.449	$25.058	$23.956	$23.338	$21.289	$17.601	$15.785	$15.581
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.299	$25.480	$22.725	$21.998	$21.700	$20.044	$16.779	$15.238	$15.229	$14.158
Accumulation unit value at end of period	$29.669	$24.299	$25.480	$22.725	$21.998	$21.700	$20.044	$16.779	$15.238	$15.229
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	1	1	-	0	-	0	-
Eaton Vance Income Fund of Boston
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.313	$18.840	$17.773	$15.774	$16.099	$15.699	$14.631	$12.898	$12.335	$10.726
Accumulation unit value at end of period	$20.747	$18.313	$18.840	$17.773	$15.774	$16.099	$15.699	$14.631	$12.898	$12.335
Number of accumulation units outstanding at end of period (in thousands)	5	5	11	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.492	$18.224	$17.407	$15.643	$16.166	$15.963	$15.064	$13.446	$13.022	$11.465
Accumulation unit value at end of period	$19.571	$17.492	$18.224	$17.407	$15.643	$16.166	$15.963	$15.064	$13.446	$13.022
Number of accumulation units outstanding at end of period (in thousands)	35	42	47	45	42	47	47	59	44	28

APP I-26

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Eaton Vance Large-Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.525	$16.663	$14.514	$13.247	$13.392	$12.069	$9.331	$8.060	$8.438	$7.667
Accumulation unit value at end of period	$20.150	$15.525	$16.663	$14.514	$13.247	$13.392	$12.069	$9.331	$8.060	$8.438
Number of accumulation units outstanding at end of period (in thousands)	281	314	360	418	649	630	598	565	474	378
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.172	$18.664	$16.461	$15.213	$15.573	$14.211	$11.125	$9.731	$10.315	$9.491
Accumulation unit value at end of period	$22.011	$17.172	$18.664	$16.461	$15.213	$15.573	$14.211	$11.125	$9.731	$10.315
Number of accumulation units outstanding at end of period (in thousands)	22	27	29	51	49	52	67	82	76	74
Eaton Vance Worldwide Health Sciences Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.241	$26.648	$22.925	$26.936	$24.852	$19.509	$13.496	$11.686	$11.156	$10.038
Accumulation unit value at end of period	$35.582	$28.241	$26.648	$22.925	$26.936	$24.852	$19.509	$13.496	$11.686	$11.156
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.842	$27.560	$24.007	$28.561	$26.683	$21.210	$14.856	$13.026	$12.591	$11.472
Accumulation unit value at end of period	$35.888	$28.842	$27.560	$24.007	$28.561	$26.683	$21.210	$14.856	$13.026	$12.591
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	3	2	2	2	1	1	2
Federated Clover Small Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.014	$19.617	$17.493	$14.378	$15.384	$14.377	$10.935	$10.000	$-	$-
Accumulation unit value at end of period	$19.164	$16.014	$19.617	$17.493	$14.378	$15.384	$14.377	$10.935	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$10.000	$-	$-
Accumulation unit value at end of period	$17.348	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-27

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Federated Equity Income Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.809	$17.902	$15.425	$14.088	$14.897	$13.801	$10.487	$-	$-	$-
Accumulation unit value at end of period	$19.171	$15.809	$17.902	$15.425	$14.088	$14.897	$13.801	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.657	$19.101	$16.665	$15.410	$16.501	$15.479	$11.910	$-	$-	$-
Accumulation unit value at end of period	$19.949	$16.657	$19.101	$16.665	$15.410	$16.501	$15.479	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	4	3	2	4	-	-	-
Federated Kaufmann Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.687	$20.928	$16.390	$15.903	$15.008	$13.752	$9.785	$8.342	$9.675	$8.147
Accumulation unit value at end of period	$28.860	$21.687	$20.928	$16.390	$15.903	$15.008	$13.752	$9.785	$8.342	$9.675
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	9	9
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.586	$23.049	$18.278	$17.956	$17.160	$15.921	$11.471	$9.902	$11.629	$9.916
Accumulation unit value at end of period	$30.998	$23.586	$23.049	$18.278	$17.956	$17.160	$15.921	$11.471	$9.902	$11.629
Number of accumulation units outstanding at end of period (in thousands)	36	39	44	54	52	63	73	90	96	109
Fidelity® Advisor Leveraged Company Stock Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.538	$18.556	$15.856	$14.573	$15.505	$14.752	$10.836	$8.399	$9.422	$7.594
Accumulation unit value at end of period	$20.068	$15.538	$18.556	$15.856	$14.573	$15.505	$14.752	$10.836	$8.399	$9.422
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	60	88	95	97	82	2	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.433	$16.245	$14.055	$13.080	$14.092	$13.576	$10.098	$7.925	$9.002	$7.347
Accumulation unit value at end of period	$17.133	$13.433	$16.245	$14.055	$13.080	$14.092	$13.576	$10.098	$7.925	$9.002
Number of accumulation units outstanding at end of period (in thousands)	15	18	22	32	29	32	36	36	30	23

APP I-28

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Conservative Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.261	$15.804	$14.292	$13.691	$14.008	$13.554	$12.278	$11.370	$11.451	$10.410
Accumulation unit value at end of period	$17.283	$15.261	$15.804	$14.292	$13.691	$14.008	$13.554	$12.278	$11.370	$11.451
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	-	5	6	5	5	5	16
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.841	$15.564	$14.251	$13.823	$14.321	$14.031	$12.870	$12.068	$12.307	$11.329
Accumulation unit value at end of period	$16.599	$14.841	$15.564	$14.251	$13.823	$14.321	$14.031	$12.870	$12.068	$12.307
Number of accumulation units outstanding at end of period (in thousands)	30	44	42	79	77	76	62	70	57	43
Franklin Growth Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.675	$17.825	$14.923	$14.163	$14.402	$13.723	$11.343	$10.263	$10.597	$9.270
Accumulation unit value at end of period	$20.327	$16.675	$17.825	$14.923	$14.163	$14.402	$13.723	$11.343	$10.263	$10.597
Number of accumulation units outstanding at end of period (in thousands)	2	5	5	-	6	6	5	5	1	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.273	$18.699	$15.850	$15.232	$15.684	$15.132	$12.665	$11.604	$12.132	$10.747
Accumulation unit value at end of period	$20.795	$17.273	$18.699	$15.850	$15.232	$15.684	$15.132	$12.665	$11.604	$12.132
Number of accumulation units outstanding at end of period (in thousands)	59	58	58	84	80	94	81	82	74	87
Franklin Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.453	$24.275	$19.141	$17.656	$17.320	$15.077	$11.653	$10.249	$10.185	$8.867
Accumulation unit value at end of period	$30.998	$23.453	$24.275	$19.141	$17.656	$17.320	$15.077	$11.653	$10.249	$10.185
Number of accumulation units outstanding at end of period (in thousands)	435	477	472	423	380	45	41	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.002	$26.206	$20.922	$19.541	$19.411	$17.110	$13.390	$11.925	$12.000	$10.578
Accumulation unit value at end of period	$32.635	$25.002	$26.206	$20.922	$19.541	$19.411	$17.110	$13.390	$11.925	$12.000
Number of accumulation units outstanding at end of period (in thousands)	24	29	33	33	38	36	30	29	21	9

APP I-29

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin High Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.162	$18.760	$17.577	$14.732	$16.504	$16.569	$15.392	$13.302	$12.723	$11.245
Accumulation unit value at end of period	$20.755	$18.162	$18.760	$17.577	$14.732	$16.504	$16.569	$15.392	$13.302	$12.723
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	11	11	15	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.109	$17.897	$16.979	$14.408	$16.345	$16.615	$15.630	$13.677	$13.246	$11.855
Accumulation unit value at end of period	$19.309	$17.109	$17.897	$16.979	$14.408	$16.345	$16.615	$15.630	$13.677	$13.246
Number of accumulation units outstanding at end of period (in thousands)	13	15	18	33	30	28	22	21	37	11
Franklin Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.746	$16.627	$15.337	$13.188	$14.307	$13.741	$12.029	$10.582	$10.291	$9.114
Accumulation unit value at end of period	$18.226	$15.746	$16.627	$15.337	$13.188	$14.307	$13.741	$12.029	$10.582	$10.291
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	6	0	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.461	$17.602	$16.439	$14.314	$15.723	$15.291	$13.554	$12.073	$11.889	$10.662
Accumulation unit value at end of period	$18.816	$16.461	$17.602	$16.439	$14.314	$15.723	$15.291	$13.554	$12.073	$11.889
Number of accumulation units outstanding at end of period (in thousands)	77	91	96	126	128	128	142	148	184	209
Franklin Moderate Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.301	$17.126	$14.895	$14.194	$14.468	$13.901	$12.156	$11.117	$11.285	$10.079
Accumulation unit value at end of period	$19.138	$16.301	$17.126	$14.895	$14.194	$14.468	$13.901	$12.156	$11.117	$11.285
Number of accumulation units outstanding at end of period (in thousands)	3	3	10	-	31	34	32	27	23	9
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.276	$17.316	$15.249	$14.714	$15.186	$14.775	$13.083	$12.115	$12.453	$11.262
Accumulation unit value at end of period	$18.871	$16.276	$17.316	$15.249	$14.714	$15.186	$14.775	$13.083	$12.115	$12.453
Number of accumulation units outstanding at end of period (in thousands)	81	92	96	131	128	134	123	131	145	127

APP I-30

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Mutual Beacon Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.315	$15.642	$13.710	$11.840	$12.376	$11.623	$9.031	$7.779	$7.979	$7.200
Accumulation unit value at end of period	$17.849	$14.315	$15.642	$13.710	$11.840	$12.376	$11.623	$9.031	$7.779	$7.979
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.487	$17.137	$15.209	$13.299	$14.076	$13.386	$10.532	$9.186	$9.540	$8.717
Accumulation unit value at end of period	$19.071	$15.487	$17.137	$15.209	$13.299	$14.076	$13.386	$10.532	$9.186	$9.540
Number of accumulation units outstanding at end of period (in thousands)	4	4	6	13	13	16	28	34	33	27
Franklin Mutual Global Discovery Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.893	$16.732	$15.271	$13.568	$14.079	$13.407	$10.703	$9.444	$9.735	$8.764
Accumulation unit value at end of period	$18.522	$14.893	$16.732	$15.271	$13.568	$14.079	$13.407	$10.703	$9.444	$9.735
Number of accumulation units outstanding at end of period (in thousands)	54	137	119	118	146	130	165	157	103	29
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.777	$15.675	$14.485	$13.031	$13.692	$13.203	$10.673	$9.535	$9.953	$9.073
Accumulation unit value at end of period	$16.922	$13.777	$15.675	$14.485	$13.031	$13.692	$13.203	$10.673	$9.535	$9.953
Number of accumulation units outstanding at end of period (in thousands)	96	95	97	137	133	153	171	214	221	197
Franklin Mutual Shares Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.570	$28.153	$26.018	$22.504	$23.466	$21.870	$17.121	$14.920	$15.191	$13.636
Accumulation unit value at end of period	$31.416	$25.570	$28.153	$26.018	$22.504	$23.466	$21.870	$17.121	$14.920	$15.191
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.706	$23.087	$21.603	$18.920	$19.977	$18.853	$14.944	$13.187	$13.596	$12.357
Accumulation unit value at end of period	$25.125	$20.706	$23.087	$21.603	$18.920	$19.977	$18.853	$14.944	$13.187	$13.596
Number of accumulation units outstanding at end of period (in thousands)	18	18	24	28	29	35	38	45	45	43

APP I-31

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.306	$26.691	$24.126	$18.617	$20.199	$20.199	$14.993	$12.669	$13.150	$10.354
Accumulation unit value at end of period	$29.375	$23.306	$26.691	$24.126	$18.617	$20.199	$20.199	$14.993	$12.669	$13.150
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.924	$26.586	$24.333	$19.012	$20.887	$21.149	$15.896	$13.601	$14.295	$11.397
Accumulation unit value at end of period	$28.534	$22.924	$26.586	$24.333	$19.012	$20.887	$21.149	$15.896	$13.601	$14.295
Number of accumulation units outstanding at end of period (in thousands)	20	22	22	22	21	21	26	31	27	27
Franklin Strategic Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.210	$16.520	$15.809	$14.641	$15.294	$15.043	$14.576	$12.974	$12.639	$11.401
Accumulation unit value at end of period	$17.534	$16.210	$16.520	$15.809	$14.641	$15.294	$15.043	$14.576	$12.974	$12.639
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.233	$15.720	$15.232	$14.284	$15.108	$15.047	$14.764	$13.307	$13.126	$11.988
Accumulation unit value at end of period	$16.272	$15.233	$15.720	$15.232	$14.284	$15.108	$15.047	$14.764	$13.307	$13.126
Number of accumulation units outstanding at end of period (in thousands)	33	31	46	56	55	68	55	50	41	37
Franklin Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.268	$15.550	$15.019	$14.609	$14.846	$14.008	$14.146	$13.057	$12.372	$11.232
Accumulation unit value at end of period	$16.658	$15.268	$15.550	$15.019	$14.609	$14.846	$14.008	$14.146	$13.057	$12.372
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.944	$14.381	$14.064	$13.852	$14.254	$13.618	$13.925	$13.014	$12.487	$11.479
Accumulation unit value at end of period	$15.024	$13.944	$14.381	$14.064	$13.852	$14.254	$13.618	$13.925	$13.014	$12.487
Number of accumulation units outstanding at end of period (in thousands)	13	11	13	16	13	14	13	14	11	8

APP I-32

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Frost Growth Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.175	$26.445	$20.280	$20.176	$19.038	$16.909	$13.050	$11.607	$11.667	$-
Accumulation unit value at end of period	$36.149	$27.175	$26.445	$20.280	$20.176	$19.038	$16.909	$13.050	$11.607	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.331	$23.977	$18.618	$18.754	$17.920	$16.116	$12.594	$11.342	$11.544	$-
Accumulation unit value at end of period	$31.964	$24.331	$23.977	$18.618	$18.754	$17.920	$16.116	$12.594	$11.342	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Frost Value Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.334	$22.375	$18.770	$17.549	$17.286	$15.695	$11.668	$11.129	$11.436	$-
Accumulation unit value at end of period	$23.874	$19.334	$22.375	$18.770	$17.549	$17.286	$15.695	$11.668	$11.129	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.311	$20.287	$17.231	$16.313	$16.270	$14.958	$11.261	$10.875	$11.315	$-
Accumulation unit value at end of period	$21.109	$17.311	$20.287	$17.231	$16.313	$16.270	$14.958	$11.261	$10.875	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	1	1	-
Goldman Sachs Absolute Return Tracker
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.421	$11.750	$10.989	$10.519	$10.784	$10.510	$9.740	$9.521	$10.171	$-
Accumulation unit value at end of period	$12.604	$11.421	$11.750	$10.989	$10.519	$10.784	$10.510	$9.740	$9.521	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.348	$10.781	$10.209	$9.896	$10.273	$10.137	$9.513	$9.415	$10.143	$-
Accumulation unit value at end of period	$11.279	$10.348	$10.781	$10.209	$9.896	$10.273	$10.137	$9.513	$9.415	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-33

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Goldman Sachs Government Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.960	$13.918	$13.680	$13.537	$13.498	$12.966	$13.299	$12.971	$12.181	$11.617
Accumulation unit value at end of period	$14.765	$13.960	$13.918	$13.680	$13.537	$13.498	$12.966	$13.299	$12.971	$12.181
Number of accumulation units outstanding at end of period (in thousands)	58	67	85	93	114	120	121	124	108	85
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.522	$12.643	$12.582	$12.607	$12.729	$12.381	$12.858	$12.699	$12.076	$11.661
Accumulation unit value at end of period	$13.080	$12.522	$12.643	$12.582	$12.607	$12.729	$12.381	$12.858	$12.699	$12.076
Number of accumulation units outstanding at end of period (in thousands)	21	14	13	15	12	12	25	37	30	30
Goldman Sachs Growth Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.330	$23.586	$18.600	$18.395	$19.490	$17.560	$13.321	$11.187	$11.660	$9.828
Accumulation unit value at end of period	$30.001	$22.330	$23.586	$18.600	$18.395	$19.490	$17.560	$13.321	$11.187	$11.660
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.747	$25.401	$20.282	$20.310	$21.790	$19.879	$15.270	$12.984	$13.703	$11.697
Accumulation unit value at end of period	$31.509	$23.747	$25.401	$20.282	$20.310	$21.790	$19.879	$15.270	$12.984	$13.703
Number of accumulation units outstanding at end of period (in thousands)	8	7	7	11	10	8	5	7	7	4
Goldman Sachs High Yield Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.358	$21.179	$20.042	$17.634	$18.610	$18.299	$17.021	$14.736	$14.413	$12.709
Accumulation unit value at end of period	$23.424	$20.358	$21.179	$20.042	$17.634	$18.610	$18.299	$17.021	$14.736	$14.413
Number of accumulation units outstanding at end of period (in thousands)	95	108	129	147	206	184	161	147	117	83
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.814	$17.714	$16.973	$15.121	$16.159	$16.088	$15.153	$13.284	$13.156	$11.746
Accumulation unit value at end of period	$19.107	$16.814	$17.714	$16.973	$15.121	$16.159	$16.088	$15.153	$13.284	$13.156
Number of accumulation units outstanding at end of period (in thousands)	11	20	20	21	21	24	21	20	19	15

APP I-34

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Goldman Sachs Large Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.666	$16.093	$14.721	$13.224	$13.871	$12.357	$9.320	$7.818	$8.480	$7.563
Accumulation unit value at end of period	$18.416	$14.666	$16.093	$14.721	$13.224	$13.871	$12.357	$9.320	$7.818	$8.480
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	5	4	3	11	8
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.680	$14.089	$13.050	$11.870	$12.607	$11.372	$8.685	$7.377	$8.102	$7.317
Accumulation unit value at end of period	$15.724	$12.680	$14.089	$13.050	$11.870	$12.607	$11.372	$8.685	$7.377	$8.102
Number of accumulation units outstanding at end of period (in thousands)	11	9	8	7	7	9	8	7	11	7
Goldman Sachs Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$77.696	$87.139	$78.743	$69.779	$77.074	$68.057	$51.389	$43.539	$50.582	$-
Accumulation unit value at end of period	$102.190	$77.696	$87.139	$78.743	$69.779	$77.074	$68.057	$51.389	$43.539	$-
Number of accumulation units outstanding at end of period (in thousands)	10	10	12	1	1	1	1	1	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$16.360	$19.166	$-
Accumulation unit value at end of period	$34.746	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$16.360	$-
Number of accumulation units outstanding at end of period (in thousands)	11	13	13	20	18	24	27	29	33	-
Goldman Sachs Satellite Strategies
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.031	$13.427	$11.749	$11.090	$11.461	$11.494	$11.195	$9.623	$10.625	$-
Accumulation unit value at end of period	$14.243	$12.031	$13.427	$11.749	$11.090	$11.461	$11.494	$11.195	$9.623	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.902	$12.320	$10.916	$10.433	$10.918	$11.087	$10.934	$9.516	$10.596	$-
Accumulation unit value at end of period	$12.745	$10.902	$12.320	$10.916	$10.433	$10.918	$11.087	$10.934	$9.516	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-35

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Goldman Sachs Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.010	$23.364	$20.882	$16.820	$17.851	$16.706	$12.081	$10.408	$10.365	$8.234
Accumulation unit value at end of period	$24.553	$20.010	$23.364	$20.882	$16.820	$17.851	$16.706	$12.081	$10.408	$10.365
Number of accumulation units outstanding at end of period (in thousands)	108	141	142	119	80	-	8	0	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.287	$23.987	$21.707	$17.704	$19.025	$18.029	$13.202	$11.517	$11.613	$9.341
Accumulation unit value at end of period	$24.582	$20.287	$23.987	$21.707	$17.704	$19.025	$18.029	$13.202	$11.517	$11.613
Number of accumulation units outstanding at end of period (in thousands)	23	26	35	44	40	46	49	51	52	33
Goldman Sachs Small/Mid Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$46.738	$49.621	$38.847	$38.942	$39.401	$35.618	$26.279	$21.752	$22.721	$18.759
Accumulation unit value at end of period	$64.359	$46.738	$49.621	$38.847	$38.942	$39.401	$35.618	$26.279	$21.752	$22.721
Number of accumulation units outstanding at end of period (in thousands)	-	6	6	6	10	4	7	4	4	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$41.339	$44.444	$35.230	$35.760	$36.637	$33.535	$25.053	$20.998	$22.209	$18.568
Accumulation unit value at end of period	$56.217	$41.339	$44.444	$35.230	$35.760	$36.637	$33.535	$25.053	$20.998	$22.209
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	3	3	6	8	8	9	8
Hartford AARP Balanced Retirement Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.297	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-36

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Hartford Global Impact Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.583	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Internationla Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.705	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.351	$8.705	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	-	-	-	-	-	-	-	-
Hartford Moderate Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.415	$15.331	$13.367	$12.790	$13.151	$13.085	$11.941	$10.658	$10.794	$9.597
Accumulation unit value at end of period	$17.018	$14.415	$15.331	$13.367	$12.790	$13.151	$13.085	$11.941	$10.658	$10.794
Number of accumulation units outstanding at end of period (in thousands)	-	-	34	32	32	37	34	43	50	48
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.445	$13.403	$11.833	$11.464	$11.935	$12.025	$11.112	$10.043	$10.299	$9.272
Accumulation unit value at end of period	$14.510	$12.445	$13.403	$11.833	$11.464	$11.935	$12.025	$11.112	$10.043	$10.299
Number of accumulation units outstanding at end of period (in thousands)	15	16	19	21	23	29	23	15	11	3
APP I-37

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco American Franchise Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.000	$20.785	$16.353	$16.031	$15.278	$14.104	$10.095	$8.918	$10.356	$-
Accumulation unit value at end of period	$27.304	$20.000	$20.785	$16.353	$16.031	$15.278	$14.104	$10.095	$8.918	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$8.838	$10.350	$-
Accumulation unit value at end of period	$24.486	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$8.838	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	9	9	7	6	5	4	-
Invesco American Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.860	$44.581	$40.732	$35.207	$38.668	$35.339	$26.363	$22.529	$22.395	$18.378
Accumulation unit value at end of period	$48.427	$38.860	$44.581	$40.732	$35.207	$38.668	$35.339	$26.363	$22.529	$22.395
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	11	11	11	12	1	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.371	$39.930	$36.940	$32.329	$35.955	$33.272	$25.133	$21.749	$21.891	$18.190
Accumulation unit value at end of period	$42.300	$34.371	$39.930	$36.940	$32.329	$35.955	$33.272	$25.133	$21.749	$21.891
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	3	3	3	2	1	1	1
Invesco Comstock Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.203	$29.856	$25.351	$21.515	$22.873	$20.961	$15.499	$13.035	$13.297	$11.502
Accumulation unit value at end of period	$32.843	$26.203	$29.856	$25.351	$21.515	$22.873	$20.961	$15.499	$13.035	$13.297
Number of accumulation units outstanding at end of period (in thousands)	6	6	7	1	6	4	4	3	2	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.153	$24.407	$20.984	$18.032	$19.411	$18.012	$13.486	$11.485	$11.863	$10.391
Accumulation unit value at end of period	$26.184	$21.153	$24.407	$20.984	$18.032	$19.411	$18.012	$13.486	$11.485	$11.863
Number of accumulation units outstanding at end of period (in thousands)	12	16	17	27	30	31	29	41	40	53

APP I-38

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Developing Markets Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.871	$15.842	$12.154	$10.149	$12.483	$12.903	$13.331	$11.154	$12.581	$11.026
Accumulation unit value at end of period	$16.728	$12.871	$15.842	$12.154	$10.149	$12.483	$12.903	$13.331	$11.154	$12.581
Number of accumulation units outstanding at end of period (in thousands)	148	159	150	128	125	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.523	$14.363	$11.157	$9.434	$11.749	$12.297	$12.865	$10.900	$12.449	$11.000
Accumulation unit value at end of period	$14.791	$11.523	$14.363	$11.157	$9.434	$11.749	$12.297	$12.865	$10.900	$12.449
Number of accumulation units outstanding at end of period (in thousands)	14	15	14	19	18	14	11	12	8	1
Invesco Equity and Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.065	$31.064	$28.015	$24.396	$24.983	$22.905	$18.330	$16.238	$16.441	$14.628
Accumulation unit value at end of period	$33.699	$28.065	$31.064	$28.015	$24.396	$24.983	$22.905	$18.330	$16.238	$16.441
Number of accumulation units outstanding at end of period (in thousands)	49	44	47	42	48	10	17	11	11	9
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352	$14.714	$13.256
Accumulation unit value at end of period	$26.952	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352	$14.714
Number of accumulation units outstanding at end of period (in thousands)	38	40	44	58	64	86	93	109	99	106
Invesco Global Core Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.915	$15.176	$12.355	$11.579	$11.835	$11.791	$9.642	$8.517	$10.389	$-
Accumulation unit value at end of period	$16.083	$12.915	$15.176	$12.355	$11.579	$11.835	$11.791	$9.642	$8.517	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.727	$13.955	$11.503	$10.916	$11.298	$11.397	$9.438	$8.441	$10.384	$-
Accumulation unit value at end of period	$14.423	$11.727	$13.955	$11.503	$10.916	$11.298	$11.397	$9.438	$8.441	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	3	3	2	2	1	1	-

APP I-39

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Growth and Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.916	$19.548	$17.116	$14.285	$14.750	$13.391	$10.005	$8.732	$8.919	$7.917
Accumulation unit value at end of period	$21.188	$16.916	$19.548	$17.116	$14.285	$14.750	$13.391	$10.005	$8.732	$8.919
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	111	112	120	129
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.965	$21.023	$18.638	$15.751	$16.468	$15.139	$11.453	$10.121	$10.467	$9.409
Accumulation unit value at end of period	$22.222	$17.965	$21.023	$18.638	$15.751	$16.468	$15.139	$11.453	$10.121	$10.467
Number of accumulation units outstanding at end of period (in thousands)	16	17	26	40	39	35	36	46	42	37
Invesco International Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.804	$13.942	$11.368	$11.469	$11.776	$11.787	$9.931	$8.624	$9.277	$8.253
Accumulation unit value at end of period	$15.103	$11.804	$13.942	$11.368	$11.469	$11.776	$11.787	$9.931	$8.624	$9.277
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.573	$17.430	$14.391	$14.700	$15.284	$15.491	$13.216	$11.621	$12.659	$11.403
Accumulation unit value at end of period	$18.414	$14.573	$17.430	$14.391	$14.700	$15.284	$15.491	$13.216	$11.621	$12.659
Number of accumulation units outstanding at end of period (in thousands)	9	9	13	14	13	13	15	13	12	10
Invesco Mid Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.160	$21.402	$17.512	$17.431	$17.221	$15.956	$11.646	$10.420	$11.463	$9.002
Accumulation unit value at end of period	$27.033	$20.160	$21.402	$17.512	$17.431	$17.221	$15.956	$11.646	$10.420	$11.463
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	3	2	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.088	$22.670	$18.782	$18.930	$18.937	$17.767	$13.130	$11.896	$13.252	$10.537
Accumulation unit value at end of period	$27.926	$21.088	$22.670	$18.782	$18.930	$18.937	$17.767	$13.130	$11.896	$13.252
Number of accumulation units outstanding at end of period (in thousands)	12	13	10	16	14	14	12	17	14	11

APP I-40

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Oppenheimer Developing Markets Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$84.723	$96.430	$71.550	$66.939	$77.892	$81.824	$75.515	$62.487	$76.295	$60.083
Accumulation unit value at end of period	$105.040	$84.723	$96.430	$71.550	$66.939	$77.892	$81.824	$75.515	$62.487	$76.295
Number of accumulation units outstanding at end of period (in thousands)	9	11	13	4	3	3	6	5	4	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$57.654	$66.452	$49.924	$47.293	$55.724	$59.274	$55.391	$46.411	$57.380	$45.755
Accumulation unit value at end of period	$70.597	$57.654	$66.452	$49.924	$47.293	$55.724	$59.274	$55.391	$46.411	$57.380
Number of accumulation units outstanding at end of period (in thousands)	8	8	10	13	15	14	11	12	8	2
Invesco Oppenheimer Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.159	$19.165	$17.021	$14.844	$16.461	$14.958	$11.364	$10.000	$-	$-
Accumulation unit value at end of period	$21.200	$17.159	$19.165	$17.021	$14.844	$16.461	$14.958	$11.364	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.728	$17.789	$15.997	$14.126	$15.862	$14.595	$11.228	$10.000	$-	$-
Accumulation unit value at end of period	$19.191	$15.728	$17.789	$15.997	$14.126	$15.862	$14.595	$11.228	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	4	2	1	1	-	-	-
Invesco Oppenheimer Global Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$144.620	$167.300	$122.800	$122.610	$118.018	$115.632	$91.212	$75.539	$82.731	$71.519
Accumulation unit value at end of period	$190.280	$144.620	$167.300	$122.800	$122.610	$118.018	$115.632	$91.212	$75.539	$82.731
Number of accumulation units outstanding at end of period (in thousands)	10	10	9	9	13	12	12	12	6	15
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.804	$30.228	$22.465	$22.711	$22.136	$21.961	$17.541	$14.710	$16.313	$14.279
Accumulation unit value at end of period	$33.527	$25.804	$30.228	$22.465	$22.711	$22.136	$21.961	$17.541	$14.710	$16.313
Number of accumulation units outstanding at end of period (in thousands)	13	13	15	20	20	29	33	31	31	28

APP I-41

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Oppenheimer Global Strategic Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.285	$16.039	$15.099	$14.195	$14.537	$14.163	$14.227	$12.523	$12.414	$10.704
Accumulation unit value at end of period	$16.908	$15.285	$16.039	$15.099	$14.195	$14.537	$14.163	$14.227	$12.523	$12.414
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.633	$15.549	$14.821	$14.109	$14.631	$14.433	$14.681	$13.084	$13.134	$11.467
Accumulation unit value at end of period	$15.986	$14.633	$15.549	$14.821	$14.109	$14.631	$14.433	$14.681	$13.084	$13.134
Number of accumulation units outstanding at end of period (in thousands)	12	12	10	17	15	13	13	18	11	9
Invesco Oppenheimer Gold & Special Minerals Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$6.912	$7.958	$6.791	$4.566	$5.940	$7.020	$13.455	$14.809	$19.929	$12.899
Accumulation unit value at end of period	$10.116	$6.912	$7.958	$6.791	$4.566	$5.940	$7.020	$13.455	$14.809	$19.929
Number of accumulation units outstanding at end of period (in thousands)	8	10	12	-	-	-	9	8	6	6
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.112	$10.624	$9.180	$6.249	$8.233	$9.853	$19.123	$21.311	$29.040	$19.032
Accumulation unit value at end of period	$13.172	$9.112	$10.624	$9.180	$6.249	$8.233	$9.853	$19.123	$21.311	$29.040
Number of accumulation units outstanding at end of period (in thousands)	29	41	36	52	53	39	33	29	30	22
Invesco Oppenheimer International Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.770	$15.695	$14.156	$13.336	$13.853	$13.808	$14.450	$13.006	$13.042	$12.130
Accumulation unit value at end of period	$16.164	$14.770	$15.695	$14.156	$13.336	$13.853	$13.808	$14.450	$13.006	$13.042
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.537	$15.643	$14.286	$13.628	$14.334	$14.467	$15.331	$13.972	$14.186	$13.360
Accumulation unit value at end of period	$15.712	$14.537	$15.643	$14.286	$13.628	$14.334	$14.467	$15.331	$13.972	$14.186
Number of accumulation units outstanding at end of period (in thousands)	40	45	51	64	68	75	83	113	120	104

APP I-42

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Oppenheimer International Diversified Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.885	$18.603	$14.050	$13.962	$13.870	$14.796	$11.891	$10.000	$-	$-
Accumulation unit value at end of period	$19.793	$15.885	$18.603	$14.050	$13.962	$13.870	$14.796	$11.891	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$10.000	$-	$-
Accumulation unit value at end of period	$17.917	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	3	3	2	2	3	-	-	-
Invesco Oppenheimer International Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.352	$15.353	$12.127	$12.412	$12.032	$12.969	$10.366	$8.524	$9.236	$8.053
Accumulation unit value at end of period	$15.886	$12.352	$15.353	$12.127	$12.412	$12.032	$12.969	$10.366	$8.524	$9.236
Number of accumulation units outstanding at end of period (in thousands)	206	230	234	245	324	238	221	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.716	$19.782	$15.821	$16.396	$16.094	$17.565	$14.216	$11.836	$12.987	$11.466
Accumulation unit value at end of period	$19.961	$15.716	$19.782	$15.821	$16.396	$16.094	$17.565	$14.216	$11.836	$12.987
Number of accumulation units outstanding at end of period (in thousands)	10	10	14	18	13	10	11	14	11	8
Invesco Oppenheimer Main Street All Cap Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.914	$17.758	$15.299	$13.931	$14.125	$13.149	$10.178	$8.777	$9.042	$7.739
Accumulation unit value at end of period	$21.143	$15.914	$17.758	$15.299	$13.931	$14.125	$13.149	$10.178	$8.777	$9.042
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.222	$19.461	$16.976	$15.652	$16.070	$15.148	$11.872	$10.366	$10.814	$9.372
Accumulation unit value at end of period	$22.596	$17.222	$19.461	$16.976	$15.652	$16.070	$15.148	$11.872	$10.366	$10.814
Number of accumulation units outstanding at end of period (in thousands)	3	8	14	16	17	16	15	16	25	20

APP I-43

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Oppenheimer Main Street Mid Cap Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.733	$19.070	$16.628	$14.661	$15.802	$14.075	$10.551	$9.036	$9.282	$7.537
Accumulation unit value at end of period	$22.113	$16.733	$19.070	$16.628	$14.661	$15.802	$14.075	$10.551	$9.036	$9.282
Number of accumulation units outstanding at end of period (in thousands)	18	24	29	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.695	$22.479	$19.630	$17.334	$18.711	$16.691	$12.531	$10.747	$11.056	$8.992
Accumulation unit value at end of period	$25.988	$19.695	$22.479	$19.630	$17.334	$18.711	$16.691	$12.531	$10.747	$11.056
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.609	$20.265	$17.888	$14.872	$15.995	$14.467	$10.501	$9.591	$10.372	$8.604
Accumulation unit value at end of period	$21.248	$16.609	$20.265	$17.888	$14.872	$15.995	$14.467	$10.501	$9.591	$10.372
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.501	$19.152	$17.118	$14.411	$15.694	$14.373	$10.564	$9.770	$10.698	$8.986
Accumulation unit value at end of period	$19.584	$15.501	$19.152	$17.118	$14.411	$15.694	$14.373	$10.564	$9.770	$10.698
Number of accumulation units outstanding at end of period (in thousands)	7	7	9	12	12	9	8	14	11	16
Invesco Oppenheimer Real Estate Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.064	$16.019	$15.394	$14.513	$14.175	$10.787	$10.490	$9.070	$8.389	$6.596
Accumulation unit value at end of period	$18.970	$15.064	$16.019	$15.394	$14.513	$14.175	$10.787	$10.490	$9.070	$8.389
Number of accumulation units outstanding at end of period (in thousands)	7	21	22	24	25	26	24	6	4	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.024	$14.025	$13.647	$13.027	$12.883	$9.928	$9.775	$8.559	$8.016	$6.382
Accumulation unit value at end of period	$16.197	$13.024	$14.025	$13.647	$13.027	$12.883	$9.928	$9.775	$8.559	$8.016
Number of accumulation units outstanding at end of period (in thousands)	16	11	14	29	32	33	23	21	13	9

APP I-44

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Oppenheimer Rising Dividends Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.332	$16.402	$14.047	$13.438	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.864	$15.332	$16.402	$14.047	$13.438	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.232	$15.418	$13.370	$12.951	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.211	$14.232	$15.418	$13.370	$12.951	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	1	1	-	-	-	-	-
Invesco Real Estate Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.026	$27.588	$25.442	$24.048	$23.641	$18.453	$18.128	$15.554	$14.458	$11.775
Accumulation unit value at end of period	$33.255	$26.026	$27.588	$25.442	$24.048	$23.641	$18.453	$18.128	$15.554	$14.458
Number of accumulation units outstanding at end of period (in thousands)	10	16	23	11	23	26	28	43	25	24
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$37.707	$40.476	$37.796	$36.172	$36.007	$28.458	$28.309	$24.595	$23.150	$19.090
Accumulation unit value at end of period	$47.582	$37.707	$40.476	$37.796	$36.172	$36.007	$28.458	$28.309	$24.595	$23.150
Number of accumulation units outstanding at end of period (in thousands)	14	15	16	22	23	25	24	25	30	20
Invesco Small Cap Discovery Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.883	$21.006	$16.920	$16.348	$16.460	$15.966	$11.631	$9.961	$10.309	$8.320
Accumulation unit value at end of period	$25.556	$19.883	$21.006	$16.920	$16.348	$16.460	$15.966	$11.631	$9.961	$10.309
Number of accumulation units outstanding at end of period (in thousands)	5	10	9	5	-	-	0	0	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.045	$21.445	$17.490	$17.111	$17.445	$17.134	$12.639	$10.960	$11.486	$9.386
Accumulation unit value at end of period	$25.444	$20.045	$21.445	$17.490	$17.111	$17.445	$17.134	$12.639	$10.960	$11.486
Number of accumulation units outstanding at end of period (in thousands)	11	11	11	18	19	21	20	23	25	29

APP I-45

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Small Cap Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.464	$19.406	$17.086	$15.294	$16.204	$15.860	$11.604	$10.223	$10.265	$-
Accumulation unit value at end of period	$20.765	$16.464	$19.406	$17.086	$15.294	$16.204	$15.860	$11.604	$10.223	$-
Number of accumulation units outstanding at end of period (in thousands)	16	19	20	18	24	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.221	$20.555	$18.325	$16.608	$17.818	$17.659	$13.082	$11.671	$11.866	$-
Accumulation unit value at end of period	$21.450	$17.221	$20.555	$18.325	$16.608	$17.818	$17.659	$13.082	$11.671	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	7	8	7	6	6	7	10	-
Invesco Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$47.087	$51.750	$41.430	$37.223	$37.920	$35.220	$25.174	$21.271	$21.545	$17.061
Accumulation unit value at end of period	$58.520	$47.087	$51.750	$41.430	$37.223	$37.920	$35.220	$25.174	$21.271	$21.545
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$41.647	$46.351	$37.572	$34.181	$35.259	$33.160	$24.000	$20.534	$21.060	$16.887
Accumulation unit value at end of period	$51.116	$41.647	$46.351	$37.572	$34.181	$35.259	$33.160	$24.000	$20.534	$21.060
Number of accumulation units outstanding at end of period (in thousands)	7	5	5	5	4	2	3	2	2	1
Invesco Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.649	$51.732	$43.735	$36.979	$40.558	$37.855	$26.241	$21.421	$23.334	$18.015
Accumulation unit value at end of period	$51.038	$38.649	$51.732	$43.735	$36.979	$40.558	$37.855	$26.241	$21.421	$23.334
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	1	10	10	12	14	18	15
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.184	$46.334	$39.663	$33.957	$37.712	$35.642	$25.017	$20.679	$22.809	$17.831
Accumulation unit value at end of period	$44.580	$34.184	$46.334	$39.663	$33.957	$37.712	$35.642	$25.017	$20.679	$22.809
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	11	10	8	8	5	3	2

APP I-46

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Ivy Asset Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.227	$18.219	$15.381	$16.261	$17.759	$18.695	$15.038	$12.601	$13.648	$12.434
Accumulation unit value at end of period	$20.968	$17.227	$18.219	$15.381	$16.261	$17.759	$18.695	$15.038	$12.601	$13.648
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	12	12	17	16	15	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.236	$16.318	$13.948	$14.931	$16.512	$17.602	$14.337	$12.164	$13.341	$12.307
Accumulation unit value at end of period	$18.315	$15.236	$16.318	$13.948	$14.931	$16.512	$17.602	$14.337	$12.164	$13.341
Number of accumulation units outstanding at end of period (in thousands)	16	15	14	19	23	24	24	30	20	7
Ivy Large Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.836	$25.295	$19.585	$19.354	$18.104	$16.250	$11.978	$10.834	$10.616	$9.302
Accumulation unit value at end of period	$35.257	$25.836	$25.295	$19.585	$19.354	$18.104	$16.250	$11.978	$10.834	$10.616
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	41	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.910	$25.688	$20.139	$20.150	$19.086	$17.347	$12.947	$11.858	$11.766	$10.439
Accumulation unit value at end of period	$34.919	$25.910	$25.688	$20.139	$20.150	$19.086	$17.347	$12.947	$11.858	$11.766
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	3	2	3	3	3	3	3
Ivy Natural Resources Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$5.399	$7.064	$6.844	$5.514	$7.087	$8.161	$7.543	$7.506	$9.549	$8.148
Accumulation unit value at end of period	$5.920	$5.399	$7.064	$6.844	$5.514	$7.087	$8.161	$7.543	$7.506	$9.549
Number of accumulation units outstanding at end of period (in thousands)	4	12	14	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$6.588	$8.728	$8.563	$6.985	$9.091	$10.601	$9.921	$9.997	$12.878	$11.126
Accumulation unit value at end of period	$7.134	$6.588	$8.728	$8.563	$6.985	$9.091	$10.601	$9.921	$9.997	$12.878
Number of accumulation units outstanding at end of period (in thousands)	41	45	48	65	59	60	59	56	60	41
APP I-47

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Ivy Science & Technology Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$31.139	$32.814	$24.707	$24.285	$25.066	$24.024	$15.797	$10.632	$10.640	$11.727
Accumulation unit value at end of period	$46.776	$31.139	$32.814	$24.707	$24.285	$25.066	$24.024	$15.797	$10.632	$10.640
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	6	1	2	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.922	$28.729	$21.903	$21.798	$22.783	$22.110	$14.721	$11.772	$12.432	$11.346
Accumulation unit value at end of period	$39.939	$26.922	$28.729	$21.903	$21.798	$22.783	$22.110	$14.721	$11.772	$12.432
Number of accumulation units outstanding at end of period (in thousands)	10	9	8	13	12	11	11	12	11	7
Janus Henderson Balanced Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.633	$22.573	$19.122	$18.350	$18.310	$16.939	$14.201	$12.602	$12.469	$11.598
Accumulation unit value at end of period	$27.634	$22.633	$22.573	$19.122	$18.350	$18.310	$16.939	$14.201	$12.602	$12.469
Number of accumulation units outstanding at end of period (in thousands)	-	25	25	24	31	26	26	31	33	29
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.101	$20.302	$17.413	$16.921	$17.096	$16.014	$13.595	$12.216	$50.540	$11.528
Accumulation unit value at end of period	$24.238	$20.101	$20.302	$17.413	$16.921	$17.096	$16.014	$13.595	$12.216	$50.540
Number of accumulation units outstanding at end of period (in thousands)	12	11	14	19	24	16	12	13	7	158
Janus Henderson Enterprise Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.410	$38.915	$30.879	$27.662	$26.846	$24.045	$18.451	$15.726	$16.064	$12.805
Accumulation unit value at end of period	$51.746	$38.410	$38.915	$30.879	$27.662	$26.846	$24.045	$18.451	$15.726	$16.064
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.115	$35.001	$28.121	$25.507	$25.066	$22.733	$17.664	$15.244	$15.768	$12.726
Accumulation unit value at end of period	$45.389	$34.115	$35.001	$28.121	$25.507	$25.066	$22.733	$17.664	$15.244	$15.768
Number of accumulation units outstanding at end of period (in thousands)	10	11	10	16	14	9	9	11	9	7

APP I-48

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Janus Henderson Forty Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$43.099	$42.654	$33.040	$32.561	$29.007	$26.718	$20.283	$16.404	$17.700	$16.759
Accumulation unit value at end of period	$58.746	$43.099	$42.654	$33.040	$32.561	$29.007	$26.718	$20.283	$16.404	$17.700
Number of accumulation units outstanding at end of period (in thousands)	8	10	13	-	-	-	0	0	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.905	$34.981	$27.436	$27.377	$24.696	$23.033	$17.705	$14.499	$15.842	$15.188
Accumulation unit value at end of period	$46.986	$34.905	$34.981	$27.436	$27.377	$24.696	$23.033	$17.705	$14.499	$15.842
Number of accumulation units outstanding at end of period (in thousands)	18	18	22	27	23	28	26	35	29	30
Janus Henderson Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.015	$26.632	$23.433	$19.786	$20.629	$18.970	$15.102	$13.730	$14.115	$12.325
Accumulation unit value at end of period	$29.885	$23.015	$26.632	$23.433	$19.786	$20.629	$18.970	$15.102	$13.730	$14.115
Number of accumulation units outstanding at end of period (in thousands)	15	16	17	-	-	-	-	19	17	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.441	$23.953	$21.340	$18.244	$19.262	$17.935	$14.457	$13.309	$13.855	$12.250
Accumulation unit value at end of period	$26.213	$20.441	$23.953	$21.340	$18.244	$19.262	$17.935	$14.457	$13.309	$13.855
Number of accumulation units outstanding at end of period (in thousands)	8	9	8	12	11	10	8	6	4	4
Janus Henderson Overseas Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.236	$12.128	$9.265	$9.982	$10.946	$12.719	$11.372	$10.145	$15.124	$12.712
Accumulation unit value at end of period	$12.971	$10.236	$12.128	$9.265	$9.982	$10.946	$12.719	$11.372	$10.145	$15.124
Number of accumulation units outstanding at end of period (in thousands)	6	10	11	-	-	-	0	171	137	158
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.091	$10.907	$8.437	$9.204	$10.220	$12.024	$10.886	$9.834	$14.845	$12.634
Accumulation unit value at end of period	$11.376	$9.091	$10.907	$8.437	$9.204	$10.220	$12.024	$10.886	$9.834	$14.845
Number of accumulation units outstanding at end of period (in thousands)	25	26	30	36	36	43	51	57	50	56

APP I-49

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
JPMorgan Core Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.330	$14.339	$13.847	$13.563	$13.495	$12.847	$13.099	$12.497	$11.660	$10.890
Accumulation unit value at end of period	$15.486	$14.330	$14.339	$13.847	$13.563	$13.495	$12.847	$13.099	$12.497	$11.660
Number of accumulation units outstanding at end of period (in thousands)	250	161	185	146	125	22	44	46	52	69
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.674	$12.842	$12.558	$12.454	$12.547	$12.096	$12.488	$12.063	$11.397	$10.779
Accumulation unit value at end of period	$13.526	$12.674	$12.842	$12.558	$12.454	$12.547	$12.096	$12.488	$12.063	$11.397
Number of accumulation units outstanding at end of period (in thousands)	11	15	13	8	9	8	8	6	5	3
JPMorgan Small Cap Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$45.176	$49.775	$43.175	$35.456	$36.123	$33.761	$24.867	$21.115	$20.578	$16.332
Accumulation unit value at end of period	$57.869	$45.176	$49.775	$43.175	$35.456	$36.123	$33.761	$24.867	$21.115	$20.578
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.957	$44.582	$39.156	$32.558	$33.588	$31.787	$23.707	$20.383	$20.115	$16.165
Accumulation unit value at end of period	$50.548	$39.957	$44.582	$39.156	$32.558	$33.588	$31.787	$23.707	$20.383	$20.115
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	2	1	2	1
JPMorgan Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$54.717	$57.487	$40.734	$37.788	$38.619	$38.703	$26.177	$23.324	$24.177	$18.074
Accumulation unit value at end of period	$75.016	$54.717	$57.487	$40.734	$37.788	$38.619	$38.703	$26.177	$23.324	$24.177
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	18	23	31
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$48.396	$51.490	$36.942	$34.700	$35.909	$36.440	$24.956	$22.515	$23.633	$17.889
Accumulation unit value at end of period	$65.526	$48.396	$51.490	$36.942	$34.700	$35.909	$36.440	$24.956	$22.515	$23.633
Number of accumulation units outstanding at end of period (in thousands)	9	8	7	9	8	7	8	10	10	3

APP I-50

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
JPMorgan Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.979	$46.634	$45.324	$34.901	$37.852	$36.396	$26.729	$22.241	$23.201	$18.491
Accumulation unit value at end of period	$47.504	$39.979	$46.634	$45.324	$34.901	$37.852	$36.396	$26.729	$22.241	$23.201
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	4	20	18	16	16	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$35.361	$41.769	$41.104	$32.048	$35.196	$34.267	$25.483	$21.470	$22.679	$18.302
Accumulation unit value at end of period	$41.494	$35.361	$41.769	$41.104	$32.048	$35.196	$34.267	$25.483	$21.470	$22.679
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	2	2	1	1	1	0	0
JPMorgan SmartRetirement® 2020 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.111	$16.003	$14.071	$13.328	$13.460	$12.616	$11.123	$9.733	$10.424	$-
Accumulation unit value at end of period	$17.452	$15.111	$16.003	$14.071	$13.328	$13.460	$12.616	$11.123	$9.733	$-
Number of accumulation units outstanding at end of period (in thousands)	21	90	78	29	13	26	36	34	13	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.692	$14.684	$13.073	$12.538	$12.822	$12.169	$10.863	$9.625	$10.396	$-
Accumulation unit value at end of period	$15.617	$13.692	$14.684	$13.073	$12.538	$12.822	$12.169	$10.863	$9.625	$-
Number of accumulation units outstanding at end of period (in thousands)	72	80	77	140	111	106	8	4	2	-
JPMorgan SmartRetirement® 2025 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.638	$16.782	$14.469	$13.665	$13.828	$12.906	$11.045	$9.536	$10.457	$-
Accumulation unit value at end of period	$18.479	$15.638	$16.782	$14.469	$13.665	$13.828	$12.906	$11.045	$9.536	$-
Number of accumulation units outstanding at end of period (in thousands)	23	43	43	40	37	32	14	13	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.170	$15.399	$13.443	$12.855	$13.173	$12.448	$10.788	$9.430	$10.429	$-
Accumulation unit value at end of period	$16.536	$14.170	$15.399	$13.443	$12.855	$13.173	$12.448	$10.788	$9.430	$-
Number of accumulation units outstanding at end of period (in thousands)	167	147	160	151	144	142	60	48	8	-

APP I-51

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
JPMorgan SmartRetirement® 2030 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.045	$17.410	$14.673	$13.858	$14.076	$13.103	$10.948	$9.367	$10.481	$-
Accumulation unit value at end of period	$19.316	$16.045	$17.410	$14.673	$13.858	$14.076	$13.103	$10.948	$9.367	$-
Number of accumulation units outstanding at end of period (in thousands)	74	109	95	68	16	10	101	80	68	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.538	$15.975	$13.632	$13.037	$13.408	$12.638	$10.693	$9.264	$10.453	$-
Accumulation unit value at end of period	$17.285	$14.538	$15.975	$13.632	$13.037	$13.408	$12.638	$10.693	$9.264	$-
Number of accumulation units outstanding at end of period (in thousands)	76	69	75	123	138	110	38	9	7	-
JPMorgan SmartRetirement® 2035 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.330	$17.950	$14.940	$14.074	$14.323	$13.314	$10.926	$9.269	$10.502	$-
Accumulation unit value at end of period	$19.954	$16.330	$17.950	$14.940	$14.074	$14.323	$13.314	$10.926	$9.269	$-
Number of accumulation units outstanding at end of period (in thousands)	27	49	40	38	56	45	15	10	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.796	$16.471	$13.880	$13.240	$13.643	$12.842	$10.671	$9.166	$10.474	$-
Accumulation unit value at end of period	$17.856	$14.796	$16.471	$13.880	$13.240	$13.643	$12.842	$10.671	$9.166	$-
Number of accumulation units outstanding at end of period (in thousands)	78	67	65	69	51	45	9	8	5	-
JPMorgan SmartRetirement® 2040 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.548	$18.335	$15.082	$14.158	$14.431	$13.408	$10.921	$9.260	$10.503	$-
Accumulation unit value at end of period	$20.476	$16.548	$18.335	$15.082	$14.158	$14.431	$13.408	$10.921	$9.260	$-
Number of accumulation units outstanding at end of period (in thousands)	22	100	92	66	53	26	57	47	34	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.994	$16.823	$14.013	$13.319	$13.747	$12.933	$10.666	$9.157	$10.475	$-
Accumulation unit value at end of period	$18.323	$14.994	$16.823	$14.013	$13.319	$13.747	$12.933	$10.666	$9.157	$-
Number of accumulation units outstanding at end of period (in thousands)	62	86	99	95	63	37	7	1	1	-

APP I-52

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
JPMorgan SmartRetirement® 2045 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.545	$18.389	$15.103	$14.176	$14.434	$13.420	$10.933	$9.255	$10.494	$-
Accumulation unit value at end of period	$20.597	$16.545	$18.389	$15.103	$14.176	$14.434	$13.420	$10.933	$9.255	$-
Number of accumulation units outstanding at end of period (in thousands)	6	19	16	19	40	31	13	10	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.992	$16.873	$14.032	$13.335	$13.749	$12.944	$10.678	$9.153	$10.466	$-
Accumulation unit value at end of period	$18.431	$14.992	$16.873	$14.032	$13.335	$13.749	$12.944	$10.678	$9.153	$-
Number of accumulation units outstanding at end of period (in thousands)	59	53	37	69	72	54	5	1	1	-
JPMorgan SmartRetirement® 2050 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.523	$18.367	$15.080	$14.163	$14.422	$13.409	$10.924	$9.257	$10.496	$-
Accumulation unit value at end of period	$20.574	$16.523	$18.367	$15.080	$14.163	$14.422	$13.409	$10.924	$9.257	$-
Number of accumulation units outstanding at end of period (in thousands)	21	31	27	23	20	11	86	71	54	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.972	$16.853	$14.010	$13.323	$13.738	$12.934	$10.669	$9.155	$10.468	$-
Accumulation unit value at end of period	$18.411	$14.972	$16.853	$14.010	$13.323	$13.738	$12.934	$10.669	$9.155	$-
Number of accumulation units outstanding at end of period (in thousands)	47	58	64	88	44	30	4	0	-	-
JPMorgan SmartRetirement® 2055 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.117	$17.903	$14.712	$13.809	$14.060	$13.063	$10.642	$10.000	$-	$-
Accumulation unit value at end of period	$20.075	$16.117	$17.903	$14.712	$13.809	$14.060	$13.063	$10.642	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	-	2	-	1	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.819	$16.669	$13.870	$13.182	$13.590	$12.785	$10.546	$10.000	$-	$-
Accumulation unit value at end of period	$18.229	$14.819	$16.669	$13.870	$13.182	$13.590	$12.785	$10.546	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	32	24	16	11	3	1	-	-	-

APP I-53

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
JPMorgan SmartRetirement® 2060 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.395	$11.534	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.952	$10.395	$11.534	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.176	$11.434	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.522	$10.176	$11.434	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement® Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.623	$14.296	$12.893	$12.283	$12.438	$11.852	$11.013	$10.012	$10.336	$-
Accumulation unit value at end of period	$15.526	$13.623	$14.296	$12.893	$12.283	$12.438	$11.852	$11.013	$10.012	$-
Number of accumulation units outstanding at end of period (in thousands)	25	44	42	21	2	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.344	$13.118	$11.979	$11.555	$11.848	$11.432	$10.756	$9.902	$10.309	$-
Accumulation unit value at end of period	$13.893	$12.344	$13.118	$11.979	$11.555	$11.848	$11.432	$10.756	$9.902	$-
Number of accumulation units outstanding at end of period (in thousands)	37	40	50	2	14	17	17	11	20	-
JPMorgan U.S. Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.674	$27.398	$22.619	$20.472	$20.379	$17.965	$13.251	$11.333	$11.542	$10.880
Accumulation unit value at end of period	$33.787	$25.674	$27.398	$22.619	$20.472	$20.379	$17.965	$13.251	$11.333	$11.542
Number of accumulation units outstanding at end of period (in thousands)	3	23	35	41	50	10	10	11	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.987	$24.841	$20.765	$19.029	$19.182	$17.122	$12.788	$11.075	$11.421	$10.856
Accumulation unit value at end of period	$29.875	$22.987	$24.841	$20.765	$19.029	$19.182	$17.122	$12.788	$11.075	$11.421
Number of accumulation units outstanding at end of period (in thousands)	11	9	14	13	9	6	7	4	3	0

APP I-54

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
LKCM Aquinas Catholic Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.847	$23.737	$19.651	$17.943	$18.553	$18.060	$13.518	$12.068	$12.013	$11.184
Accumulation unit value at end of period	$28.655	$21.847	$23.737	$19.651	$17.943	$18.553	$18.060	$13.518	$12.068	$12.013
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793	$11.887	$11.158
Accumulation unit value at end of period	$25.337	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793	$11.887
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	5	4	4	3	3	2
Loomis Sayles Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.315	$22.062	$20.634	$19.075	$20.582	$19.758	$18.757	$16.391	$15.883	$14.062
Accumulation unit value at end of period	$23.668	$21.315	$22.062	$20.634	$19.075	$20.582	$19.758	$18.757	$16.391	$15.883
Number of accumulation units outstanding at end of period (in thousands)	144	150	155	136	136	6	5	6	7	8
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.852	$19.759	$18.713	$17.516	$19.137	$18.602	$17.882	$15.823	$15.525	$13.919
Accumulation unit value at end of period	$20.674	$18.852	$19.759	$18.713	$17.516	$19.137	$18.602	$17.882	$15.823	$15.525
Number of accumulation units outstanding at end of period (in thousands)	19	18	17	21	22	16	14	15	10	7
Lord Abbett Affiliated Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.018	$17.310	$14.907	$12.704	$13.262	$11.834	$8.955	$7.726	$8.383	$7.335
Accumulation unit value at end of period	$20.061	$16.018	$17.310	$14.907	$12.704	$13.262	$11.834	$8.955	$7.726	$8.383
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.827	$18.414	$16.056	$13.855	$14.645	$13.233	$10.139	$8.858	$9.732	$8.622
Accumulation unit value at end of period	$20.812	$16.827	$18.414	$16.056	$13.855	$14.645	$13.233	$10.139	$8.858	$9.732
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	10	10	16	16	20	25	38

APP I-55

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Lord Abbett Calibrated Dividend Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$44.637	$46.852	$39.342	$34.173	$35.005	$31.377	$-	$-	$-	$-
Accumulation unit value at end of period	$56.499	$44.637	$46.852	$39.342	$34.173	$35.005	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.515	$18.617	$15.829	$13.921	$14.440	$13.106	$-	$-	$-	$-
Accumulation unit value at end of period	$21.895	$17.515	$18.617	$15.829	$13.921	$14.440	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	6	8	-	-	-	-
Lord Abbett Developing Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.727	$24.481	$18.843	$19.368	$21.260	$20.591	$13.099	$11.866	$12.066	$8.837
Accumulation unit value at end of period	$33.937	$25.727	$24.481	$18.843	$19.368	$21.260	$20.591	$13.099	$11.866	$12.066
Number of accumulation units outstanding at end of period (in thousands)	-	-	4	6	26	25	40	45	47	29
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.281	$21.469	$16.732	$17.414	$19.356	$18.982	$12.228	$11.216	$11.549	$8.564
Accumulation unit value at end of period	$29.025	$22.281	$21.469	$16.732	$17.414	$19.356	$18.982	$12.228	$11.216	$11.549
Number of accumulation units outstanding at end of period (in thousands)	22	23	27	27	27	28	19	19	8	1
Lord Abbett Fundamental Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.966	$29.455	$26.075	$22.529	$23.260	$21.753	$15.921	$14.377	$14.965	$12.553
Accumulation unit value at end of period	$33.104	$26.966	$29.455	$26.075	$22.529	$23.260	$21.753	$15.921	$14.377	$14.965
Number of accumulation units outstanding at end of period (in thousands)	28	31	32	34	36	35	42	50	41	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.353	$25.832	$23.153	$20.256	$21.176	$20.053	$14.861	$13.589	$14.322	$12.165
Accumulation unit value at end of period	$28.312	$23.353	$25.832	$23.153	$20.256	$21.176	$20.053	$14.861	$13.589	$14.322
Number of accumulation units outstanding at end of period (in thousands)	22	23	23	25	25	24	30	43	42	38

APP I-56

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Lord Abbett Growth Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.111	$22.880	$18.626	$18.434	$17.954	$16.887	$12.320	$10.825	$12.034	$9.763
Accumulation unit value at end of period	$30.238	$22.111	$22.880	$18.626	$18.434	$17.954	$16.887	$12.320	$10.825	$12.034
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.149	$20.066	$16.539	$16.574	$16.346	$15.568	$11.500	$10.232	$11.517	$9.462
Accumulation unit value at end of period	$25.861	$19.149	$20.066	$16.539	$16.574	$16.346	$15.568	$11.500	$10.232	$11.517
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	3	2	3	2	5	3
Lord Abbett International Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.120	$11.152	$8.914	$9.081	$9.337	$10.312	$8.433	$7.355	$8.380	$-
Accumulation unit value at end of period	$11.074	$9.120	$11.152	$8.914	$9.081	$9.337	$10.312	$8.433	$7.355	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.786	$13.357	$10.810	$11.150	$11.609	$12.984	$10.751	$9.495	$10.953	$-
Accumulation unit value at end of period	$12.935	$10.786	$13.357	$10.810	$11.150	$11.609	$12.984	$10.751	$9.495	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	5	2	1	1	2	4	-
Lord Abbett Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.673	$16.829	$16.209	$15.579	$15.677	$14.772	$14.982	$13.904	$12.972	$12.053
Accumulation unit value at end of period	$18.062	$16.673	$16.829	$16.209	$15.579	$15.677	$14.772	$14.982	$13.904	$12.972
Number of accumulation units outstanding at end of period (in thousands)	292	285	285	256	115	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.440	$14.758	$14.394	$14.007	$14.273	$13.618	$13.985	$13.142	$12.416	$11.681
Accumulation unit value at end of period	$15.448	$14.440	$14.758	$14.394	$14.007	$14.273	$13.618	$13.985	$13.142	$12.416
Number of accumulation units outstanding at end of period (in thousands)	21	23	37	31	27	13	22	29	23	20
APP I-57

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Lord Abbett Value Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.943	$23.761	$21.571	$18.533	$19.082	$17.488	$12.850	$11.710	$12.221	$11.436
Accumulation unit value at end of period	$25.731	$20.943	$23.761	$21.571	$18.533	$19.082	$17.488	$12.850	$11.710	$12.221
Number of accumulation units outstanding at end of period (in thousands)	23	31	31	29	36	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.751	$21.543	$19.803	$17.227	$17.961	$16.668	$12.400	$11.443	$12.092	$11.410
Accumulation unit value at end of period	$22.751	$18.751	$21.543	$19.803	$17.227	$17.961	$16.668	$12.400	$11.443	$12.092
Number of accumulation units outstanding at end of period (in thousands)	30	35	37	40	38	43	53	8	3	0
Massachusetts Investors Trust
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.540	$41.761	$33.814	$31.084	$31.005	$27.940	$21.188	$17.778	$18.106	$16.237
Accumulation unit value at end of period	$52.136	$39.540	$41.761	$33.814	$31.084	$31.005	$27.940	$21.188	$17.778	$18.106
Number of accumulation units outstanding at end of period (in thousands)	7	13	12	11	33	30	29	23	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.972	$37.404	$30.666	$28.543	$28.829	$26.306	$20.200	$17.162	$17.698	$16.071
Accumulation unit value at end of period	$45.540	$34.972	$37.404	$30.666	$28.543	$28.829	$26.306	$20.200	$17.162	$17.698
Number of accumulation units outstanding at end of period (in thousands)	5	4	9	13	11	10	8	5	4	2
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.492	$11.998	$10.580	$9.986	$10.236	$10.016	$-	$-	$-	$-
Accumulation unit value at end of period	$13.341	$11.492	$11.998	$10.580	$9.986	$10.236	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.835	$11.455	$10.228	$9.775	$10.146	$10.015	$-	$-	$-	$-
Accumulation unit value at end of period	$12.423	$10.835	$11.455	$10.228	$9.775	$10.146	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	11	14	12	13	12	-	-	-	-

APP I-58

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.687	$12.305	$10.643	$9.973	$10.243	$10.024	$-	$-	$-	$-
Accumulation unit value at end of period	$13.900	$11.687	$12.305	$10.643	$9.973	$10.243	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	5	5	17	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.019	$11.749	$10.289	$9.762	$10.153	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$12.943	$11.019	$11.749	$10.289	$9.762	$10.153	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	23	21	19	15	12	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.751	$12.480	$10.643	$9.955	$10.236	$10.024	$-	$-	$-	$-
Accumulation unit value at end of period	$14.213	$11.751	$12.480	$10.643	$9.955	$10.236	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.079	$11.915	$10.289	$9.745	$10.146	$10.022	$-	$-	$-	$-
Accumulation unit value at end of period	$13.235	$11.079	$11.915	$10.289	$9.745	$10.146	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	45	40	29	24	22	18	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.765	$12.617	$10.659	$9.961	$10.255	$10.016	$-	$-	$-	$-
Accumulation unit value at end of period	$14.405	$11.765	$12.617	$10.659	$9.961	$10.255	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	14	5	2	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.093	$12.047	$10.304	$9.751	$10.164	$10.014	$-	$-	$-	$-
Accumulation unit value at end of period	$13.414	$11.093	$12.047	$10.304	$9.751	$10.164	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	36	35	35	20	26	17	-	-	-	-

APP I-59

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.724	$12.669	$10.663	$9.974	$10.258	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$14.521	$11.724	$12.669	$10.663	$9.974	$10.258	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.054	$12.096	$10.309	$9.763	$10.168	$10.022	$-	$-	$-	$-
Accumulation unit value at end of period	$13.521	$11.054	$12.096	$10.309	$9.763	$10.168	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	30	26	22	29	25	24	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.739	$12.730	$10.686	$10.001	$10.278	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$14.654	$11.739	$12.730	$10.686	$10.001	$10.278	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	2	4	4	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.068	$12.155	$10.331	$9.790	$10.187	$10.022	$-	$-	$-	$-
Accumulation unit value at end of period	$13.645	$11.068	$12.155	$10.331	$9.790	$10.187	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	22	20	14	13	9	4	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.897	$12.855	$10.683	$9.983	$10.287	$10.020	$-	$-	$-	$-
Accumulation unit value at end of period	$14.835	$11.897	$12.855	$10.683	$9.983	$10.287	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.217	$12.274	$10.328	$9.773	$10.196	$10.019	$-	$-	$-	$-
Accumulation unit value at end of period	$13.813	$11.217	$12.274	$10.328	$9.773	$10.196	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	23	17	14	13	11	-	-	-	-

APP I-60

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.927	$12.878	$10.700	$9.997	$10.286	$10.028	$-	$-	$-	$-
Accumulation unit value at end of period	$14.883	$11.927	$12.878	$10.700	$9.997	$10.286	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.245	$12.296	$10.344	$9.786	$10.196	$10.027	$-	$-	$-	$-
Accumulation unit value at end of period	$13.859	$11.245	$12.296	$10.344	$9.786	$10.196	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	6	5	4	3	3	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.612	$11.477	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.257	$10.612	$11.477	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.366	$11.353	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.789	$10.366	$11.353	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.887	$11.379	$10.436	$9.956	$10.182	$10.009	$-	$-	$-	$-
Accumulation unit value at end of period	$12.473	$10.887	$11.379	$10.436	$9.956	$10.182	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	28	1	1	1	1	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.265	$10.864	$10.089	$9.746	$10.092	$10.008	$-	$-	$-	$-
Accumulation unit value at end of period	$11.614	$10.265	$10.864	$10.089	$9.746	$10.092	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	-	-	-	-	1	-	-	-	-

APP I-61

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS® Emerging Markets Debt Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.226	$16.075	$14.702	$13.450	$13.564	$12.984	$13.884	$11.681	$11.028	$10.455
Accumulation unit value at end of period	$17.329	$15.226	$16.075	$14.702	$13.450	$13.564	$12.984	$13.884	$11.681	$11.028
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.632	$14.575	$13.497	$12.502	$12.767	$12.375	$13.399	$11.415	$10.912	$10.431
Accumulation unit value at end of period	$15.322	$13.632	$14.575	$13.497	$12.502	$12.767	$12.375	$13.399	$11.415	$10.912
Number of accumulation units outstanding at end of period (in thousands)	7	8	10	11	11	9	9	7	5	1
MFS® Government Securities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.232	$13.197	$12.949	$12.869	$12.847	$12.278	$12.652	$12.393	$11.561	$11.053
Accumulation unit value at end of period	$14.038	$13.232	$13.197	$12.949	$12.869	$12.847	$12.278	$12.652	$12.393	$11.561
Number of accumulation units outstanding at end of period (in thousands)	161	244	242	188	237	208	187	141	2	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.580	$11.695	$11.620	$11.693	$11.820	$11.438	$11.935	$11.838	$11.182	$10.824
Accumulation unit value at end of period	$12.133	$11.580	$11.695	$11.620	$11.693	$11.820	$11.438	$11.935	$11.838	$11.182
Number of accumulation units outstanding at end of period (in thousands)	21	26	40	47	41	44	60	70	64	48
MFS® Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.120	$23.568	$18.056	$17.666	$16.496	$15.202	$11.153	$9.522	$10.000	$-
Accumulation unit value at end of period	$33.126	$24.120	$23.568	$18.056	$17.666	$16.496	$15.202	$11.153	$9.522	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.961	$21.730	$16.856	$16.699	$15.789	$14.734	$10.945	$9.462	$10.000	$-
Accumulation unit value at end of period	$29.786	$21.961	$21.730	$16.856	$16.699	$15.789	$14.734	$10.945	$9.462	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	8	7	6	6	5	5	0	-

APP I-62

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS® International Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.100	$18.808	$14.237	$13.901	$13.896	$14.681	$12.927	$10.824	$12.135	$10.603
Accumulation unit value at end of period	$21.690	$17.100	$18.808	$14.237	$13.901	$13.896	$14.681	$12.927	$10.824	$12.135
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.309	$17.052	$13.069	$12.921	$13.079	$13.992	$12.475	$10.577	$12.008	$10.578
Accumulation unit value at end of period	$19.178	$15.309	$17.052	$13.069	$12.921	$13.079	$13.992	$12.475	$10.577	$12.008
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	10	7	6	4	3	1	-
MFS® International Intrinsic Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$33.714	$37.138	$29.288	$28.174	$26.464	$26.125	$20.511	$17.717	$18.064	$16.552
Accumulation unit value at end of period	$42.332	$33.714	$37.138	$29.288	$28.174	$26.464	$26.125	$20.511	$17.717	$18.064
Number of accumulation units outstanding at end of period (in thousands)	288	314	313	311	279	116	81	59	48	32
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.819	$33.263	$26.561	$25.871	$24.606	$24.597	$19.554	$17.102	$17.657	$16.382
Accumulation unit value at end of period	$36.976	$29.819	$33.263	$26.561	$25.871	$24.606	$24.597	$19.554	$17.102	$17.657
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	11	8	6	5	3	2	1
MFS® New Discovery Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.513	$17.801	$14.126	$13.008	$13.291	$14.373	$10.204	$8.444	$10.676	$-
Accumulation unit value at end of period	$24.647	$17.513	$17.801	$14.126	$13.008	$13.291	$14.373	$10.204	$8.444	$-
Number of accumulation units outstanding at end of period (in thousands)	161	146	143	142	181	39	33	34	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.868	$16.334	$13.124	$12.236	$12.660	$13.863	$9.966	$8.351	$10.648	$-
Accumulation unit value at end of period	$22.055	$15.868	$16.334	$13.124	$12.236	$12.660	$13.863	$9.966	$8.351	$-
Number of accumulation units outstanding at end of period (in thousands)	2	4	4	7	7	5	4	1	0	-

APP I-63

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS® Research International Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.478	$12.210	$9.533	$9.643	$9.845	$10.581	$8.918	$7.645	$8.572	$7.728
Accumulation unit value at end of period	$13.372	$10.478	$12.210	$9.533	$9.643	$9.845	$10.581	$8.918	$7.645	$8.572
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.170	$10.820	$8.554	$8.762	$9.057	$9.857	$8.412	$7.301	$8.291	$7.569
Accumulation unit value at end of period	$11.556	$9.170	$10.820	$8.554	$8.762	$9.057	$9.857	$8.412	$7.301	$8.291
Number of accumulation units outstanding at end of period (in thousands)	53	65	80	90	81	78	66	60	49	26
MFS® Technology Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$64.270	$63.262	$45.695	$42.245	$38.275	$34.704	$25.660	$22.458	$22.200	$18.483
Accumulation unit value at end of period	$87.249	$64.270	$63.262	$45.695	$42.245	$38.275	$34.704	$25.660	$22.458	$22.200
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$56.846	$56.663	$41.441	$38.793	$35.589	$32.675	$24.463	$21.680	$21.700	$18.293
Accumulation unit value at end of period	$76.212	$56.846	$56.663	$41.441	$38.793	$35.589	$32.675	$24.463	$21.680	$21.700
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	0
MFS® Total Return Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.770	$15.991	$15.379	$14.867	$14.962	$14.171	$14.334	$13.345	$12.546	$11.594
Accumulation unit value at end of period	$17.316	$15.770	$15.991	$15.379	$14.867	$14.962	$14.171	$14.334	$13.345	$12.546
Number of accumulation units outstanding at end of period (in thousands)	28	94	94	18	3	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.380	$14.765	$14.379	$14.074	$14.342	$13.754	$14.088	$13.281	$12.642	$11.830
Accumulation unit value at end of period	$15.593	$14.380	$14.765	$14.379	$14.074	$14.342	$13.754	$14.088	$13.281	$12.642
Number of accumulation units outstanding at end of period (in thousands)	8	7	9	8	4	3	3	2	1	1

APP I-64

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS® Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.603	$17.623	$15.714	$14.436	$14.493	$13.379	$11.256	$10.112	$9.931	$9.021
Accumulation unit value at end of period	$19.963	$16.603	$17.623	$15.714	$14.436	$14.493	$13.379	$11.256	$10.112	$9.931
Number of accumulation units outstanding at end of period (in thousands)	25	83	87	91	88	79	60	60	22	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.647	$17.893	$16.155	$15.027	$15.276	$14.279	$12.165	$11.065	$11.004	$10.121
Accumulation unit value at end of period	$19.767	$16.647	$17.893	$16.155	$15.027	$15.276	$14.279	$12.165	$11.065	$11.004
Number of accumulation units outstanding at end of period (in thousands)	36	42	45	36	33	33	34	33	28	21
MFS® Utilities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.013	$17.862	$15.574	$13.980	$16.405	$14.571	$12.125	$10.697	$10.036	$8.841
Accumulation unit value at end of period	$22.492	$18.013	$17.862	$15.574	$13.980	$16.405	$14.571	$12.125	$10.697	$10.036
Number of accumulation units outstanding at end of period (in thousands)	3	3	6	-	-	-	5	4	5	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.343	$21.432	$18.921	$17.197	$20.434	$18.378	$15.485	$13.833	$13.141	$11.722
Accumulation unit value at end of period	$26.319	$21.343	$21.432	$18.921	$17.197	$20.434	$18.378	$15.485	$13.833	$13.141
Number of accumulation units outstanding at end of period (in thousands)	14	12	14	34	31	35	34	33	31	19
MFS® Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.730	$20.832	$17.735	$15.578	$15.703	$14.237	$10.507	$9.047	$9.066	$8.138
Accumulation unit value at end of period	$24.300	$18.730	$20.832	$17.735	$15.578	$15.703	$14.237	$10.507	$9.047	$9.066
Number of accumulation units outstanding at end of period (in thousands)	132	262	274	270	316	295	217	208	114	103
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.192	$18.238	$15.721	$13.982	$14.272	$13.102	$9.791	$8.537	$8.662	$7.873
Accumulation unit value at end of period	$20.747	$16.192	$18.238	$15.721	$13.982	$14.272	$13.102	$9.791	$8.537	$8.662
Number of accumulation units outstanding at end of period (in thousands)	40	39	42	54	59	58	48	58	52	35

APP I-65

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MM MSCI EAFE® International Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.781	$11.378	$9.138	$9.074	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.869	$9.781	$11.378	$9.138	$9.074	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.231	$10.874	$8.842	$8.891	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.062	$9.231	$10.874	$8.842	$8.891	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MM Russell 2000® Small Cap Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.820	$14.486	$12.709	$10.531	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.000	$12.820	$14.486	$12.709	$10.531	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.099	$13.845	$12.298	$10.319	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.913	$12.099	$13.845	$12.298	$10.319	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	6	6	1	-	-	-	-	-	-
MM S&P 500® Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.315	$15.069	$12.446	$11.186	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.706	$14.315	$15.069	$12.446	$11.186	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.510	$14.401	$12.044	$10.960	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.435	$13.510	$14.401	$12.044	$10.960	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	6	15	1	2	-	-	-	-	-

APP I-66

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MM S&P® Mid Cap Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.877	$14.582	$12.642	$10.553	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.149	$12.877	$14.582	$12.642	$10.553	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	11	11	10	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.153	$13.937	$12.234	$10.340	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.052	$12.153	$13.937	$12.234	$10.340	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	40	37	55	8	6	-	-	-	-	-
Neuberger Berman Sustainable Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.967	$25.491	$21.537	$19.599	$19.723	$17.879	$12.968	$11.708	$12.082	$11.123
Accumulation unit value at end of period	$30.105	$23.967	$25.491	$21.537	$19.599	$19.723	$17.879	$12.968	$11.708	$12.082
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	1	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441	$11.955	$11.097
Accumulation unit value at end of period	$26.619	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441	$11.955
Number of accumulation units outstanding at end of period (in thousands)	15	16	13	12	12	11	9	8	4	2
North Square Oak Ridge Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	$-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.193	$12.137	$10.330	$10.240	$10.874	$10.115	$-	$-	$-	$-
Accumulation unit value at end of period	$13.530	$11.193	$12.137	$10.330	$10.240	$10.874	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	14	13	15	15	12	-	-	-	-
APP I-67

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Nuveen Mid Cap Growth Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.183	$26.614	$21.382	$21.135	$21.346	$19.707	$14.435	$12.571	$12.953	$11.223
Accumulation unit value at end of period	$32.262	$24.183	$26.614	$21.382	$21.135	$21.346	$19.707	$14.435	$12.571	$12.953
Number of accumulation units outstanding at end of period (in thousands)	-	13	12	14	12	11	12	16	14	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.652	$24.131	$19.629	$19.646	$20.092	$18.782	$13.931	$12.284	$12.817	$11.198
Accumulation unit value at end of period	$28.526	$21.652	$24.131	$19.629	$19.646	$20.092	$18.782	$13.931	$12.284	$12.817
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	1	1	1	3	1	0
Nuveen NWQ International Value
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.720	$11.896	$9.878	$9.685	$9.449	$10.330	$8.493	$8.318	$10.326	$-
Accumulation unit value at end of period	$11.485	$9.720	$11.896	$9.878	$9.685	$9.449	$10.330	$8.493	$8.318	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.807	$10.915	$9.178	$9.111	$9.001	$9.964	$8.295	$8.226	$10.298	$-
Accumulation unit value at end of period	$10.277	$8.807	$10.915	$9.178	$9.111	$9.001	$9.964	$8.295	$8.226	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	0	-
Nuveen Santa Barbara Dividend Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.850	$17.619	$14.717	$13.191	$13.630	$12.074	$10.000	$-	$-	$-
Accumulation unit value at end of period	$22.167	$16.850	$17.619	$14.717	$13.191	$13.630	$12.074	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.641	$16.562	$14.008	$12.713	$13.301	$11.931	$10.000	$-	$-	$-
Accumulation unit value at end of period	$20.322	$15.641	$16.562	$14.008	$12.713	$13.301	$11.931	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-68

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Nuveen Small Cap Select Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.080	$24.865	$22.657	$18.676	$19.073	$18.089	$13.712	$12.234	$12.488	$11.429
Accumulation unit value at end of period	$28.405	$22.080	$24.865	$22.657	$18.676	$19.073	$18.089	$13.712	$12.234	$12.488
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.769	$22.544	$20.800	$17.360	$17.952	$17.240	$13.232	$11.955	$12.357	$11.402
Accumulation unit value at end of period	$25.115	$19.769	$22.544	$20.800	$17.360	$17.952	$17.240	$13.232	$11.955	$12.357
Number of accumulation units outstanding at end of period (in thousands)	1	2	-	1	-	-	0	2	1	-
PGIM Jennison 20/20 Focus Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.032	$39.036	$30.838	$29.893	$28.609	$26.914	$20.893	$18.495	$19.237	$17.918
Accumulation unit value at end of period	$47.608	$37.032	$39.036	$30.838	$29.893	$28.609	$26.914	$20.893	$18.495	$19.237
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	11	14	15	4	3
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.754	$34.963	$27.966	$27.449	$26.601	$25.340	$19.918	$17.854	$18.804	$17.734
Accumulation unit value at end of period	$41.585	$32.754	$34.963	$27.966	$27.449	$26.601	$25.340	$19.918	$17.854	$18.804
Number of accumulation units outstanding at end of period (in thousands)	1	4	5	6	5	5	5	6	7	3
PGIM Jennison Mid-Cap Growth Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.267	$39.615	$32.398	$31.202	$32.072	$29.381	$23.013	$19.858	$19.448	$16.209
Accumulation unit value at end of period	$49.743	$36.267	$39.615	$32.398	$31.202	$32.072	$29.381	$23.013	$19.858	$19.448
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	4	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.077	$35.481	$29.381	$28.652	$29.821	$27.663	$21.939	$19.170	$19.010	$16.043
Accumulation unit value at end of period	$43.450	$32.077	$35.481	$29.381	$28.652	$29.821	$27.663	$21.939	$19.170	$19.010
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	5	5	5	5	4	3	1

APP I-69

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
PGIM Jennison Natural Resources Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$5.864	$8.126	$7.742	$5.768	$8.171	$10.206	$9.299	$10.000	$-	$-
Accumulation unit value at end of period	$6.832	$5.864	$8.126	$7.742	$5.768	$8.171	$10.206	$9.299	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	47	71	75	83	87	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$10.000	$-	$-
Accumulation unit value at end of period	$6.184	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	9	9	7	2	1	0	-	-	-
PIMCO Real Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.087	$15.452	$14.928	$14.268	$14.731	$14.301	$15.787	$14.506	$13.054	$12.007
Accumulation unit value at end of period	$16.309	$15.087	$15.452	$14.928	$14.268	$14.731	$14.301	$15.787	$14.506	$13.054
Number of accumulation units outstanding at end of period (in thousands)	89	92	106	66	154	147	146	57	50	12
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.002	$14.522	$14.205	$13.748	$14.372	$14.128	$15.792	$14.694	$13.389	$12.470
Accumulation unit value at end of period	$14.948	$14.002	$14.522	$14.205	$13.748	$14.372	$14.128	$15.792	$14.694	$13.389
Number of accumulation units outstanding at end of period (in thousands)	73	74	98	111	117	140	131	143	127	83
PIMCO Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.150	$17.253	$16.472	$16.116	$16.062	$15.402	$15.765	$14.339	$13.821	$12.750
Accumulation unit value at end of period	$18.506	$17.150	$17.253	$16.472	$16.116	$16.062	$15.402	$15.765	$14.339	$13.821
Number of accumulation units outstanding at end of period (in thousands)	58	73	102	159	271	373	347	361	233	55
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.346	$15.633	$15.113	$14.972	$15.109	$14.671	$15.205	$14.004	$13.667	$12.767
Accumulation unit value at end of period	$16.354	$15.346	$15.633	$15.113	$14.972	$15.109	$14.671	$15.205	$14.004	$13.667
Number of accumulation units outstanding at end of period (in thousands)	183	204	221	284	263	284	311	380	316	224

APP I-70

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
PIMCO Total Return ESG Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.717	$11.839	$11.361	$11.062	$11.047	$10.594	$10.845	$10.000	$-	$-
Accumulation unit value at end of period	$12.735	$11.717	$11.839	$11.361	$11.062	$11.047	$10.594	$10.845	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$10.000	$-	$-
Accumulation unit value at end of period	$11.528	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	1	1	0	0	-	-
Pioneer Disciplined Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.214	$22.185	$18.268	$16.030	$17.012	$15.523	$11.896	$10.689	$11.206	$10.587
Accumulation unit value at end of period	$24.888	$19.214	$22.185	$18.268	$16.030	$17.012	$15.523	$11.896	$10.689	$11.206
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.202	$20.114	$16.770	$14.900	$16.012	$14.795	$11.480	$10.445	$11.088	$10.563
Accumulation unit value at end of period	$22.006	$17.202	$20.114	$16.770	$14.900	$16.012	$14.795	$11.480	$10.445	$11.088
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	3	3	3	3	5	4	0
Pioneer Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.248	$41.982	$36.522	$30.652	$30.571	$27.098	$21.024	$19.148	$17.996	$-
Accumulation unit value at end of period	$47.979	$38.248	$41.982	$36.522	$30.652	$30.571	$27.098	$21.024	$19.148	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.830	$37.602	$33.122	$28.147	$28.425	$25.513	$20.043	$18.484	$17.591	$-
Accumulation unit value at end of period	$41.910	$33.830	$37.602	$33.122	$28.147	$28.425	$25.513	$20.043	$18.484	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	1	-	-	-	-	-	-	-

APP I-71

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Pioneer Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.311	$18.636	$15.333	$13.991	$14.051	$12.674	$9.525	$8.667	$9.083	$7.849
Accumulation unit value at end of period	$23.988	$18.311	$18.636	$15.333	$13.991	$14.051	$12.674	$9.525	$8.667	$9.083
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.702	$20.305	$16.917	$15.629	$15.894	$14.516	$11.047	$10.177	$10.800	$9.451
Accumulation unit value at end of period	$25.490	$19.702	$20.305	$16.917	$15.629	$15.894	$14.516	$11.047	$10.177	$10.800
Number of accumulation units outstanding at end of period (in thousands)	15	22	31	28	26	26	25	34	30	8
Pioneer Fundamental Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.487	$19.609	$15.992	$15.435	$14.507	$12.731	$10.000	$-	$-	$-
Accumulation unit value at end of period	$26.082	$19.487	$19.609	$15.992	$15.435	$14.507	$12.731	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.090	$18.433	$15.222	$14.876	$14.157	$12.580	$10.000	$-	$-	$-
Accumulation unit value at end of period	$23.911	$18.090	$18.433	$15.222	$14.876	$14.157	$12.580	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	1	-	-	-
Pioneer Global Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$8.695	$10.389	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.720	$8.695	$10.389	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.565	$10.363	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.429	$8.565	$10.363	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	22	25	25	-	-	-	-	-	-	-

APP I-72

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Pioneer Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.096	$17.512	$15.518	$13.366	$14.284	$12.449	$9.365	$8.449	$8.993	$7.637
Accumulation unit value at end of period	$18.048	$14.096	$17.512	$15.518	$13.366	$14.284	$12.449	$9.365	$8.449	$8.993
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.356	$19.320	$17.334	$15.117	$16.359	$14.437	$10.997	$10.047	$10.827	$9.310
Accumulation unit value at end of period	$19.418	$15.356	$19.320	$17.334	$15.117	$16.359	$14.437	$10.997	$10.047	$10.827
Number of accumulation units outstanding at end of period (in thousands)	10	14	15	17	17	20	31	31	31	27
Pioneer Strategic Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.879	$18.228	$17.326	$16.095	$16.335	$15.614	$15.383	$13.826	$13.408	$12.008
Accumulation unit value at end of period	$19.703	$17.879	$18.228	$17.326	$16.095	$16.335	$15.614	$15.383	$13.826	$13.408
Number of accumulation units outstanding at end of period (in thousands)	103	150	139	120	84	75	99	89	34	32
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.354	$16.884	$16.250	$15.285	$15.707	$15.203	$15.167	$13.803	$13.554	$12.292
Accumulation unit value at end of period	$17.798	$16.354	$16.884	$16.250	$15.285	$15.707	$15.203	$15.167	$13.803	$13.554
Number of accumulation units outstanding at end of period (in thousands)	30	29	32	40	35	30	31	36	32	22
Putnam Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.839	$21.644	$18.236	$16.060	$16.588	$14.752	$11.207	$9.417	$9.246	$8.210
Accumulation unit value at end of period	$25.777	$19.839	$21.644	$18.236	$16.060	$16.588	$14.752	$11.207	$9.417	$9.246
Number of accumulation units outstanding at end of period (in thousands)	3	6	7	7	8	7	5	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.601	$23.865	$20.360	$18.154	$18.987	$17.098	$13.153	$11.191	$11.126	$10.003
Accumulation unit value at end of period	$27.719	$21.601	$23.865	$20.360	$18.154	$18.987	$17.098	$13.153	$11.191	$11.126
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	6	6	8	6	7	5	2

APP I-73

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Putnam High Yield Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.412	$19.128	$17.918	$15.525	$16.416	$16.104	$15.078	$13.099	$12.699	$11.204
Accumulation unit value at end of period	$20.991	$18.412	$19.128	$17.918	$15.525	$16.416	$16.104	$15.078	$13.099	$12.699
Number of accumulation units outstanding at end of period (in thousands)	-	5	7	6	11	11	12	11	13	8
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.677	$18.597	$17.639	$15.475	$16.569	$16.458	$15.603	$13.726	$13.474	$12.037
Accumulation unit value at end of period	$19.904	$17.677	$18.597	$17.639	$15.475	$16.569	$16.458	$15.603	$13.726	$13.474
Number of accumulation units outstanding at end of period (in thousands)	13	14	14	14	13	13	9	10	6	2
Putnam International Capital Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.553	$12.642	$9.398	$9.677	$9.461	$10.929	$8.829	$7.226	$9.176	$7.731
Accumulation unit value at end of period	$13.282	$10.553	$12.642	$9.398	$9.677	$9.461	$10.929	$8.829	$7.226	$9.176
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	3	4	4	3	3	-	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.128	$11.073	$8.334	$8.689	$8.602	$10.062	$8.231	$6.821	$8.771	$7.482
Accumulation unit value at end of period	$11.345	$9.128	$11.073	$8.334	$8.689	$8.602	$10.062	$8.231	$6.821	$8.771
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	6	7	7	7	5	4	2
Royce Small-Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.219	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.897	$9.219	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.136	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.665	$9.136	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	9	-	-	-	-	-	-	-	-

APP I-74

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Royce Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.787	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.680	$8.786	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	22	-	-	-	-	-	-	-	-
Russell LifePoints® Balanced Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.644	$11.506	$10.563	$9.829	$10.197	$9.981	$-	$-	$-	$-
Accumulation unit value at end of period	$11.966	$10.644	$11.506	$10.563	$9.829	$10.197	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	10	9	9	10	25	-	-	-	-
Russell LifePoints® Conservative Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-75

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Russell LifePoints® Equity Growth Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.857	$12.146	$10.613	$9.691	$10.213	$9.976	$-	$-	$-	$-
Accumulation unit value at end of period	$12.732	$10.857	$12.146	$10.613	$9.691	$10.213	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Russell LifePoints® Growth Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.787	$11.822	$10.511	$9.716	$10.197	$9.981	$-	$-	$-	$-
Accumulation unit value at end of period	$12.321	$10.787	$11.822	$10.511	$9.716	$10.197	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	10	10	10	11	11	-	-	-	-
Russell LifePoints® Moderate Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.533	$11.163	$10.418	$9.814	$10.126	$9.983	$-	$-	$-	$-
Accumulation unit value at end of period	$11.526	$10.533	$11.163	$10.418	$9.814	$10.126	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	2	2	1	-	-	-	-

APP I-76

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
T. Rowe Price Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.040	$17.790	$15.400	$12.981	$13.986	$13.082	$10.136	$8.691	$8.801	$7.681
Accumulation unit value at end of period	$20.194	$16.040	$17.790	$15.400	$12.981	$13.986	$13.082	$10.136	$8.691	$8.801
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.867	$15.575	$13.651	$11.652	$12.712	$12.040	$9.445	$8.201	$8.409	$7.431
Accumulation unit value at end of period	$17.242	$13.867	$15.575	$13.651	$11.652	$12.712	$12.040	$9.445	$8.201	$8.409
Number of accumulation units outstanding at end of period (in thousands)	18	16	15	27	32	29	28	34	31	33
T. Rowe Price Growth Stock Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.073	$25.467	$19.152	$18.983	$17.210	$15.895	$11.476	$9.698	$9.841	$8.459
Accumulation unit value at end of period	$32.626	$25.073	$25.467	$19.152	$18.983	$17.210	$15.895	$11.476	$9.698	$9.841
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.678	$22.296	$16.978	$17.039	$15.642	$14.628	$10.695	$9.151	$9.403	$8.184
Accumulation unit value at end of period	$27.857	$21.678	$22.296	$16.978	$17.039	$15.642	$14.628	$10.695	$9.151	$9.403
Number of accumulation units outstanding at end of period (in thousands)	68	72	79	112	103	94	88	95	84	33
Templeton Foreign Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.028	$27.092	$23.140	$20.729	$22.311	$25.013	$19.669	$16.590	$19.006	$17.517
Accumulation unit value at end of period	$25.898	$23.028	$27.092	$23.140	$20.729	$22.311	$25.013	$19.669	$16.590	$19.006
Number of accumulation units outstanding at end of period (in thousands)	158	193	234	283	381	13	13	15	16	16
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.016	$22.655	$19.593	$17.772	$19.369	$21.987	$17.507	$14.953	$17.346	$16.188
Accumulation unit value at end of period	$21.120	$19.016	$22.655	$19.593	$17.772	$19.369	$21.987	$17.507	$14.953	$17.346
Number of accumulation units outstanding at end of period (in thousands)	14	16	16	22	24	26	31	28	29	26
APP I-77

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Templeton Global Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.558	$18.325	$17.904	$16.855	$17.605	$17.331	$16.955	$14.641	$14.997	$13.309
Accumulation unit value at end of period	$18.675	$18.558	$18.325	$17.904	$16.855	$17.605	$17.331	$16.955	$14.641	$14.997
Number of accumulation units outstanding at end of period (in thousands)	133	153	159	123	134	5	33	37	29	32
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.872	$17.872	$17.680	$16.853	$17.824	$17.768	$17.601	$15.389	$15.962	$14.344
Accumulation unit value at end of period	$17.762	$17.872	$17.872	$17.680	$16.853	$17.824	$17.768	$17.601	$15.389	$15.962
Number of accumulation units outstanding at end of period (in thousands)	44	54	64	84	83	98	99	101	73	57
Templeton Growth Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.553	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$41.974	$36.553	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.704	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.809	$15.704	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	11	-	-	-	-	-	-	-	-
The Hartford Balanced Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.986	$17.911	$16.075	$14.455	$14.508	$13.488	$12.045	$10.680	$10.482	$-
Accumulation unit value at end of period	$20.205	$16.986	$17.911	$16.075	$14.455	$14.508	$13.488	$12.045	$10.680	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.391	$16.435	$14.935	$13.598	$13.820	$13.010	$11.764	$10.562	$10.454	$-
Accumulation unit value at end of period	$18.081	$15.391	$16.435	$14.935	$13.598	$13.820	$13.010	$11.764	$10.562	$-
Number of accumulation units outstanding at end of period (in thousands)	8	6	5	3	1	1	0	0	-	-

APP I-78

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
The Hartford Capital Appreciation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.015	$19.995	$16.490	$15.840	$15.633	$14.565	$10.276	$8.546	$10.083	$8.929
Accumulation unit value at end of period	$24.795	$19.015	$19.995	$16.490	$15.840	$15.633	$14.565	$10.276	$8.546	$10.083
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	37	41
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.416	$17.480	$14.597	$14.198	$14.188	$13.385	$9.562	$8.052	$9.620	$8.626
Accumulation unit value at end of period	$21.140	$16.416	$17.480	$14.597	$14.198	$14.188	$13.385	$9.562	$8.052	$9.620
Number of accumulation units outstanding at end of period (in thousands)	16	16	19	31	40	45	42	43	32	10
The Hartford Checks and Balances Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.249	$19.981	$17.478	$16.267	$16.321	$15.059	$12.321	$10.851	$11.153	$10.540
Accumulation unit value at end of period	$23.565	$19.249	$19.981	$17.478	$16.267	$16.321	$15.059	$12.321	$10.851	$11.153
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.234	$18.116	$16.045	$15.121	$15.362	$14.352	$11.890	$10.603	$11.036	$10.516
Accumulation unit value at end of period	$20.837	$17.234	$18.116	$16.045	$15.121	$15.362	$14.352	$11.890	$10.603	$11.036
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	9	9	8	6	7	10	7
The Hartford Conservative Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.409	$13.917	$12.646	$12.139	$12.564	$12.598	$12.464	$11.391	$11.196	$10.133
Accumulation unit value at end of period	$15.243	$13.409	$13.917	$12.646	$12.139	$12.564	$12.598	$12.464	$11.391	$11.196
Number of accumulation units outstanding at end of period (in thousands)	-	-	8	1	1	3	3	3	2	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.577	$12.167	$11.195	$10.880	$11.403	$11.577	$11.599	$10.733	$10.683	$9.790
Accumulation unit value at end of period	$12.996	$11.577	$12.167	$11.195	$10.880	$11.403	$11.577	$11.599	$10.733	$10.683
Number of accumulation units outstanding at end of period (in thousands)	7	7	6	5	4	3	3	4	4	3

APP I-79

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
The Hartford Dividend and Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.240	$22.491	$19.102	$16.718	$16.968	$15.106	$11.537	$10.212	$10.121	$8.981
Accumulation unit value at end of period	$27.126	$21.240	$22.491	$19.102	$16.718	$16.968	$15.106	$11.537	$10.212	$10.121
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.337	$19.662	$16.909	$14.984	$15.400	$13.882	$10.736	$9.622	$9.657	$8.677
Accumulation unit value at end of period	$23.128	$18.337	$19.662	$16.909	$14.984	$15.400	$13.882	$10.736	$9.622	$9.657
Number of accumulation units outstanding at end of period (in thousands)	18	19	19	20	23	20	15	23	9	1
The Hartford Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.449	$26.585	$22.644	$19.718	$19.865	$18.223	$14.098	$12.412	$11.593	$10.895
Accumulation unit value at end of period	$30.768	$24.449	$26.585	$22.644	$19.718	$19.865	$18.223	$14.098	$12.412	$11.593
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.890	$24.103	$20.787	$18.328	$18.698	$17.368	$13.606	$12.129	$11.471	$10.870
Accumulation unit value at end of period	$27.206	$21.890	$24.103	$20.787	$18.328	$18.698	$17.368	$13.606	$12.129	$11.471
Number of accumulation units outstanding at end of period (in thousands)	7	6	6	5	5	4	3	9	6	0
The Hartford Growth Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.774	$17.034	$14.383	$13.673	$14.187	$13.936	$11.583	$10.033	$10.484	$9.168
Accumulation unit value at end of period	$19.234	$15.774	$17.034	$14.383	$13.673	$14.187	$13.936	$11.583	$10.033	$10.484
Number of accumulation units outstanding at end of period (in thousands)	-	-	35	35	36	39	37	37	24	21
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.618	$14.892	$12.732	$12.255	$12.876	$12.807	$10.779	$9.454	$10.003	$8.857
Accumulation unit value at end of period	$16.399	$13.618	$14.892	$12.732	$12.255	$12.876	$12.807	$10.779	$9.454	$10.003
Number of accumulation units outstanding at end of period (in thousands)	4	4	13	34	30	34	28	34	25	17

APP I-80

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
The Hartford Growth Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.907	$25.961	$19.945	$20.171	$18.253	$16.087	$11.934	$9.450	$10.425	$8.900
Accumulation unit value at end of period	$33.666	$25.907	$25.961	$19.945	$20.171	$18.253	$16.087	$11.934	$9.450	$10.425
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.366	$22.696	$17.655	$18.080	$16.566	$14.784	$11.106	$8.904	$9.947	$8.598
Accumulation unit value at end of period	$28.704	$22.366	$22.696	$17.655	$18.080	$16.566	$14.784	$11.106	$8.904	$9.947
Number of accumulation units outstanding at end of period (in thousands)	11	9	7	8	3	3	4	2	2	1
The Hartford Healthcare Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$29.897	$30.828	$25.358	$27.730	$24.618	$19.470	$13.023	$10.859	$10.073	$9.458
Accumulation unit value at end of period	$39.834	$29.897	$30.828	$25.358	$27.730	$24.618	$19.470	$13.023	$10.859	$10.073
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.812	$26.953	$22.447	$24.855	$22.344	$17.893	$12.118	$10.232	$9.611	$9.137
Accumulation unit value at end of period	$33.964	$25.812	$26.953	$22.447	$24.855	$22.344	$17.893	$12.118	$10.232	$9.611
Number of accumulation units outstanding at end of period (in thousands)	6	6	4	4	3	3	2	2	1	0
The Hartford High Yield Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.803	$18.459	$17.234	$15.239	$15.910	$15.564	$14.681	$13.687	$-	$-
Accumulation unit value at end of period	$20.417	$17.803	$18.459	$17.234	$15.239	$15.910	$15.564	$14.681	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$12.845	$-	$-
Accumulation unit value at end of period	$17.410	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-	-

APP I-81

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
The Hartford Inflation Plus Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.204	$13.386	$13.318	$12.659	$12.852	$12.781	$14.080	$13.244	$11.717	$11.069
Accumulation unit value at end of period	$14.081	$13.204	$13.386	$13.318	$12.659	$12.852	$12.781	$14.080	$13.244	$11.717
Number of accumulation units outstanding at end of period (in thousands)	-	5	5	5	5	5	5	88	5	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.678	$11.989	$12.078	$11.624	$11.950	$12.033	$13.423	$12.785	$11.453	$10.956
Accumulation unit value at end of period	$12.299	$11.678	$11.989	$12.078	$11.624	$11.950	$12.033	$13.423	$12.785	$11.453
Number of accumulation units outstanding at end of period (in thousands)	11	14	12	12	13	11	12	10	8	4
The Hartford International Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.044	$16.090	$12.951	$12.859	$12.717	$13.302	$11.045	$9.273	$10.747	$9.382
Accumulation unit value at end of period	$16.386	$13.044	$16.090	$12.951	$12.859	$12.717	$13.302	$11.045	$9.273	$10.747
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.261	$14.066	$11.464	$11.525	$11.541	$12.224	$10.278	$8.738	$10.254	$9.064
Accumulation unit value at end of period	$13.970	$11.261	$14.066	$11.464	$11.525	$11.541	$12.224	$10.278	$8.738	$10.254
Number of accumulation units outstanding at end of period (in thousands)	14	17	17	18	10	5	2	1	1	0
The Hartford Midcap Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.388	$28.577	$23.060	$20.700	$20.422	$18.447	$13.270	$11.161	$12.153	$11.199
Accumulation unit value at end of period	$34.894	$26.388	$28.577	$23.060	$20.700	$20.422	$18.447	$13.270	$11.161	$12.153
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.626	$25.909	$21.170	$19.241	$19.222	$17.581	$12.806	$10.907	$12.026	$11.173
Accumulation unit value at end of period	$30.853	$23.626	$25.909	$21.170	$19.241	$19.222	$17.581	$12.806	$10.907	$12.026
Number of accumulation units outstanding at end of period (in thousands)	12	14	14	19	18	17	13	12	9	3

APP I-82

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
The Hartford MidCap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.585	$19.462	$17.214	$15.320	$15.582	$14.465	$10.804	$8.689	$10.359	$-
Accumulation unit value at end of period	$21.623	$16.585	$19.462	$17.214	$15.320	$15.582	$14.465	$10.804	$8.689	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.027	$17.858	$15.993	$14.412	$14.843	$13.952	$10.552	$8.593	$10.331	$-
Accumulation unit value at end of period	$19.349	$15.027	$17.858	$15.993	$14.412	$14.843	$13.952	$10.552	$8.593	$-
Number of accumulation units outstanding at end of period (in thousands)	1	5	5	4	2	1	2	0	-	-
The Hartford Small Company Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.837	$19.679	$15.711	$15.415	$16.815	$15.793	$11.005	$9.556	$10.019	$8.129
Accumulation unit value at end of period	$25.726	$18.837	$19.679	$15.711	$15.415	$16.815	$15.793	$11.005	$9.556	$10.019
Number of accumulation units outstanding at end of period (in thousands)	-	7	25	52	50	44	42	36	15	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.262	$17.204	$13.907	$13.817	$15.261	$14.514	$10.241	$9.004	$9.559	$7.853
Accumulation unit value at end of period	$21.934	$16.262	$17.204	$13.907	$13.817	$15.261	$14.514	$10.241	$9.004	$9.559
Number of accumulation units outstanding at end of period (in thousands)	6	7	10	11	12	11	9	8	8	4
The Hartford Total Return Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.617	$14.831	$14.118	$13.616	$13.748	$13.049	$13.308	$12.418	$11.685	$10.938
Accumulation unit value at end of period	$16.062	$14.617	$14.831	$14.118	$13.616	$13.748	$13.049	$13.308	$12.418	$11.685
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.621	$12.968	$12.499	$12.205	$12.479	$11.994	$12.385	$11.702	$11.149	$10.568
Accumulation unit value at end of period	$13.695	$12.621	$12.968	$12.499	$12.205	$12.479	$11.994	$12.385	$11.702	$11.149
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	4	4	4	4	7	3	0

APP I-83

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Thornburg Core Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.383	$40.438	$32.642	$33.424	$32.524	$32.488	$22.784	$18.756	$18.495	$16.836
Accumulation unit value at end of period	$50.744	$39.383	$40.438	$32.642	$33.424	$32.524	$32.488	$22.784	$18.756	$18.495
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.833	$36.219	$29.602	$30.692	$30.241	$30.589	$21.721	$18.106	$18.079	$16.664
Accumulation unit value at end of period	$44.324	$34.833	$36.219	$29.602	$30.692	$30.241	$30.589	$21.721	$18.106	$18.079
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	0
Thornburg International Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.926	$26.182	$20.935	$21.522	$20.245	$21.510	$18.656	$16.166	$18.638	$16.378
Accumulation unit value at end of period	$26.926	$20.926	$26.182	$20.935	$21.522	$20.245	$21.510	$18.656	$16.166	$18.638
Number of accumulation units outstanding at end of period (in thousands)	23	25	4	4	4	4	4	5	5	6
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.508	$23.449	$18.986	$19.762	$18.824	$20.252	$17.785	$15.605	$18.218	$16.210
Accumulation unit value at end of period	$23.519	$18.508	$23.449	$18.986	$19.762	$18.824	$20.252	$17.785	$15.605	$18.218
Number of accumulation units outstanding at end of period (in thousands)	12	12	12	17	20	19	19	22	19	6
Thornburg Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.850	$41.880	$33.914	$31.771	$30.679	$27.486	$19.677	$17.759	$20.514	$18.777
Accumulation unit value at end of period	$48.818	$37.850	$41.880	$33.914	$31.771	$30.679	$27.486	$19.677	$17.759	$20.514
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	3
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.477	$37.511	$30.756	$29.174	$28.526	$25.878	$18.759	$17.144	$20.052	$18.585
Accumulation unit value at end of period	$42.641	$33.477	$37.511	$30.756	$29.174	$28.526	$25.878	$18.759	$17.144	$20.052
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	1	2	2	3	3	2	1

APP I-84

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
TIAA-CREF Bond Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.241	$11.282	$10.936	$10.708	$10.678	$10.101	$10.368	$10.000	$-	$-
Accumulation unit value at end of period	$12.155	$11.241	$11.282	$10.936	$10.708	$10.678	$10.101	$10.368	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$10.000	$-	$-
Accumulation unit value at end of period	$11.003	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-	-
TIAA-CREF Equity Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.596	$22.863	$18.918	$16.824	$16.789	$14.962	$11.238	$10.000	$-	$-
Accumulation unit value at end of period	$28.202	$21.596	$22.863	$18.918	$16.824	$16.789	$14.962	$11.238	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	90	92	85	81	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$10.000	$-	$-
Accumulation unit value at end of period	$25.530	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	5	3	3	3	-	-	-	-	-
TIAA-CREF Large-Cap Growth Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.980	$24.421	$18.816	$17.626	$16.739	$14.848	$11.162	$10.000	$-	$-
Accumulation unit value at end of period	$32.602	$23.980	$24.421	$18.816	$17.626	$16.739	$14.848	$11.162	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	82	87	81	82	2	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$10.000	$-	$-
Accumulation unit value at end of period	$29.512	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	11	7	3	-	-	0	-	-	-

APP I-85

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
TIAA-CREF Large-Cap Value Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.623	$21.453	$18.934	$16.185	$16.878	$14.923	$11.303	$10.000	$-	$-
Accumulation unit value at end of period	$24.743	$19.623	$21.453	$18.934	$16.185	$16.878	$14.923	$11.303	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	106	103	96	87	47	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$10.000	$-	$-
Accumulation unit value at end of period	$22.398	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	8	-	-	-	0	-	-	-
Timothy Plan Large/Mid-Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.888	$25.124	$21.381	$19.703	$20.121	$18.117	$13.735	$12.135	$12.043	$10.778
Accumulation unit value at end of period	$29.038	$22.888	$25.124	$21.381	$19.703	$20.121	$18.117	$13.735	$12.135	$12.043
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	2	0	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858	$11.917	$10.754
Accumulation unit value at end of period	$25.676	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858	$11.917
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	1	1	2	2	1	-
UBS Dynamic Alpha Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.748	$17.852	$17.142	$17.469	$18.756	$18.180	$17.189	$15.080	$15.330	$-
Accumulation unit value at end of period	$18.073	$16.748	$17.852	$17.142	$17.469	$18.756	$18.180	$17.189	$15.080	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.812	$15.989	$15.545	$16.041	$17.440	$17.117	$16.387	$14.557	$14.985	$-
Accumulation unit value at end of period	$15.786	$14.812	$15.989	$15.545	$16.041	$17.440	$17.117	$16.387	$14.557	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-

APP I-86

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
UBS Global Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.481	$13.526	$11.595	$11.436	$11.664	$10.984	$9.958	$8.862	$9.601	$-
Accumulation unit value at end of period	$14.819	$12.481	$13.526	$11.595	$11.436	$11.664	$10.984	$9.958	$8.862	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.804	$14.051	$12.197	$12.180	$12.579	$11.995	$11.012	$9.923	$10.886	$-
Accumulation unit value at end of period	$15.014	$12.804	$14.051	$12.197	$12.180	$12.579	$11.995	$11.012	$9.923	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
Victory Diversified Stock Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.109	$25.517	$20.042	$19.320	$19.897	$18.068	$13.438	$11.540	$12.352	$10.955
Accumulation unit value at end of period	$28.575	$22.109	$25.517	$20.042	$19.320	$19.897	$18.068	$13.438	$11.540	$12.352
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	25	30	31	25	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.257	$23.676	$18.828	$18.378	$19.165	$17.622	$13.271	$11.540	$12.507	$11.232
Accumulation unit value at end of period	$25.856	$20.257	$23.676	$18.828	$18.378	$19.165	$17.622	$13.271	$11.540	$12.507
Number of accumulation units outstanding at end of period (in thousands)	3	5	5	6	6	12	12	15	19	16
Victory Munder Mid-Cap Core Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$52.402	$60.825	$48.988	$45.751	$47.959	$43.640	$32.718	$28.273	$28.570	$22.823
Accumulation unit value at end of period	$66.051	$52.402	$60.825	$48.988	$45.751	$47.959	$43.640	$32.718	$28.273	$28.570
Number of accumulation units outstanding at end of period (in thousands)	2	5	6	1	1	1	1	2	2	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.122	$23.653	$19.288	$18.240	$19.361	$17.839	$13.542	$11.849	$12.124	$9.807
Accumulation unit value at end of period	$25.049	$20.122	$23.653	$19.288	$18.240	$19.361	$17.839	$13.542	$11.849	$12.124
Number of accumulation units outstanding at end of period (in thousands)	5	5	3	3	3	6	6	5	5	6
APP I-87

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Victory Special Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.138	$22.081	$17.504	$16.857	$17.476	$16.396	$12.546	$11.387	$12.742	$10.590
Accumulation unit value at end of period	$24.512	$19.138	$22.081	$17.504	$16.857	$17.476	$16.396	$12.546	$11.387	$12.742
Number of accumulation units outstanding at end of period (in thousands)	-	2	3	-	-	-	13	12	12	10
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.327	$19.076	$15.311	$14.930	$15.674	$14.890	$11.537	$10.603	$12.014	$10.110
Accumulation unit value at end of period	$20.652	$16.327	$19.076	$15.311	$14.930	$15.674	$14.890	$11.537	$10.603	$12.014
Number of accumulation units outstanding at end of period (in thousands)	14	14	16	21	24	26	26	30	38	32
Victory Sycamore Established Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$44.279	$49.325	$42.646	$35.345	$35.105	$31.372	$23.337	$20.814	$20.793	$17.126
Accumulation unit value at end of period	$56.836	$44.279	$49.325	$42.646	$35.345	$35.105	$31.372	$23.337	$20.814	$20.793
Number of accumulation units outstanding at end of period (in thousands)	162	191	188	147	126	18	16	17	1	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.163	$44.179	$38.676	$32.456	$32.641	$29.538	$22.249	$20.093	$20.325	$16.951
Accumulation unit value at end of period	$49.646	$39.163	$44.179	$38.676	$32.456	$32.641	$29.538	$22.249	$20.093	$20.325
Number of accumulation units outstanding at end of period (in thousands)	5	5	3	3	3	2	2	1	1	1
Victory Sycamore Small Company Opportunity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.404	$26.686	$23.938	$18.463	$18.598	$17.471	$13.145	$11.720	$11.586	$9.533
Accumulation unit value at end of period	$30.874	$24.404	$26.686	$23.938	$18.463	$18.598	$17.471	$13.145	$11.720	$11.586
Number of accumulation units outstanding at end of period (in thousands)	33	74	83	81	82	80	67	63	15	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.356	$23.649	$21.480	$16.775	$17.110	$16.275	$12.399	$11.194	$11.205	$9.336
Accumulation unit value at end of period	$26.683	$21.356	$23.649	$21.480	$16.775	$17.110	$16.275	$12.399	$11.194	$11.205
Number of accumulation units outstanding at end of period (in thousands)	26	28	31	35	33	30	24	28	20	8

APP I-88

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Virtus Large-Cap Value Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.454	$20.652	$17.817	$15.468	$16.276	$14.696	$10.979	$9.452	$10.367	$-
Accumulation unit value at end of period	$24.094	$18.454	$20.652	$17.817	$15.468	$16.276	$14.696	$10.979	$9.452	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.722	$18.948	$16.554	$14.551	$15.504	$14.175	$10.723	$9.348	$10.340	$-
Accumulation unit value at end of period	$21.561	$16.722	$18.948	$16.554	$14.551	$15.504	$14.175	$10.723	$9.348	$-
Number of accumulation units outstanding at end of period (in thousands)	-	3	3	1	-	-	0	-	-	-
Virtus Mid-Cap Value Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$44.261	$48.151	$43.290	$36.127	$38.544	$34.819	$26.603	$21.916	$23.704	$18.632
Accumulation unit value at end of period	$58.705	$44.261	$48.151	$43.290	$36.127	$38.544	$34.819	$26.603	$21.916	$23.704
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	2	2	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.148	$43.127	$39.259	$33.174	$35.839	$32.783	$25.362	$21.156	$23.170	$18.442
Accumulation unit value at end of period	$51.278	$39.148	$43.127	$39.259	$33.174	$35.839	$32.783	$25.362	$21.156	$23.170
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	7	8	7	6	5	5	2
Virtus Small-Cap Value Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.934	$45.746	$41.568	$32.280	$34.414	$33.796	$25.101	$21.551	$22.445	$17.483
Accumulation unit value at end of period	$46.808	$39.934	$45.746	$41.568	$32.280	$34.414	$33.796	$25.101	$21.551	$22.445
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	2	2	2	2	2	2	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$35.320	$40.973	$37.698	$29.642	$31.998	$31.820	$23.930	$20.804	$21.940	$17.305
Accumulation unit value at end of period	$40.886	$35.320	$40.973	$37.698	$29.642	$31.998	$31.820	$23.930	$20.804	$21.940
Number of accumulation units outstanding at end of period (in thousands)	7	9	9	10	9	10	9	7	5	2

APP I-89

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Virtus SEIX Total Return Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.873	$12.935	$12.628	$12.285	$12.297	$11.584	$11.983	$11.447	$10.454	$10.191
Accumulation unit value at end of period	$13.735	$12.873	$12.935	$12.628	$12.285	$12.297	$11.584	$11.983	$11.447	$10.454
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.525	$11.728	$11.593	$11.419	$11.574	$11.040	$11.564	$11.186	$10.344	$10.167
Accumulation unit value at end of period	$12.145	$11.525	$11.728	$11.593	$11.419	$11.574	$11.040	$11.564	$11.186	$10.344
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
Wells Fargo Asset Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.592	$15.032	$13.094	$12.508	$13.170	$13.118	$11.783	$10.678	$10.553	$9.845
Accumulation unit value at end of period	$16.279	$13.592	$15.032	$13.094	$12.508	$13.170	$13.118	$11.783	$10.678	$10.553
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.695	$15.338	$13.528	$13.084	$13.950	$14.071	$12.797	$11.742	$11.752	$11.101
Accumulation unit value at end of period	$16.199	$13.695	$15.338	$13.528	$13.084	$13.950	$14.071	$12.797	$11.742	$11.752
Number of accumulation units outstanding at end of period (in thousands)	3	3	6	5	5	7	6	12	7	4
Wells Fargo Emerging Markets Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.742	$28.294	$21.050	$18.853	$21.766	$22.963	$23.575	$20.957	$24.415	$19.979
Accumulation unit value at end of period	$30.289	$23.742	$28.294	$21.050	$18.853	$21.766	$22.963	$23.575	$20.957	$24.415
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	1	1	1	1	1	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.999	$25.342	$19.089	$17.311	$20.238	$21.620	$22.475	$20.231	$23.866	$19.774
Accumulation unit value at end of period	$26.456	$20.999	$25.342	$19.089	$17.311	$20.238	$21.620	$22.475	$20.231	$23.866
Number of accumulation units outstanding at end of period (in thousands)	39	41	42	49	48	48	42	32	22	6

APP I-90

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wells Fargo International Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.997	$12.069	$9.728	$9.329	$9.119	$9.622	$7.993	$7.031	$8.153	$7.403
Accumulation unit value at end of period	$11.497	$9.997	$12.069	$9.728	$9.329	$9.119	$9.622	$7.993	$7.031	$8.153
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.425	$13.969	$11.400	$11.069	$10.957	$11.706	$9.847	$8.770	$10.299	$9.382
Accumulation unit value at end of period	$12.977	$11.425	$13.969	$11.400	$11.069	$10.957	$11.706	$9.847	$8.770	$10.299
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	0
Wells Fargo Utility and Telecommunications Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.655	$29.688	$26.121	$23.197	$25.238	$21.713	$18.363	$16.858	$14.507	$14.077
Accumulation unit value at end of period	$39.084	$30.655	$29.688	$26.121	$23.197	$25.238	$21.713	$18.363	$16.858	$14.507
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.113	$26.591	$23.689	$21.300	$23.466	$20.443	$17.506	$16.273	$14.180	$13.933
Accumulation unit value at end of period	$34.139	$27.113	$26.591	$23.689	$21.300	$23.466	$20.443	$17.506	$16.273	$14.180
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	2	1	1	1
Alger Capital Appreciation Institutional Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.005	$27.242	$20.793	$20.698	$19.485	$17.197	$12.757	$10.800	$10.913	$9.617
Accumulation unit value at end of period	$35.948	$27.005	$27.242	$20.793	$20.698	$19.485	$17.197	$12.757	$10.800	$10.913
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	7	6	87	110	122	163
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.773	$33.480	$25.874	$26.079	$24.859	$22.216	$16.687	$14.306	$14.637	$13.060
Accumulation unit value at end of period	$43.085	$32.773	$33.480	$25.874	$26.079	$24.859	$22.216	$16.687	$14.306	$14.637
Number of accumulation units outstanding at end of period (in thousands)	24	23	27	36	31	31	26	26	20	19

APP I-91

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger Mid Cap Growth Institutional Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.676	$18.084	$13.959	$13.762	$13.953	$12.757	$9.366	$8.057	$8.734	$7.320
Accumulation unit value at end of period	$21.645	$16.676	$18.084	$13.959	$13.762	$13.953	$12.757	$9.366	$8.057	$8.734
Number of accumulation units outstanding at end of period (in thousands)	6	7	8	-	-	-	0	0	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.795	$21.738	$16.990	$16.959	$17.412	$16.119	$11.983	$10.438	$11.457	$9.723
Accumulation unit value at end of period	$25.374	$19.795	$21.738	$16.990	$16.959	$17.412	$16.119	$11.983	$10.438	$11.457
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	4	7	10	12	13	16	17
Alger Small Cap Growth Institutional Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.214	$20.209	$15.736	$14.689	$15.194	$15.232	$11.352	$10.098	$10.400	$8.278
Accumulation unit value at end of period	$26.233	$20.214	$20.209	$15.736	$14.689	$15.194	$15.232	$11.352	$10.098	$10.400
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.475	$17.692	$13.949	$13.184	$13.809	$14.018	$10.579	$9.528	$9.936	$8.009
Accumulation unit value at end of period	$22.397	$17.475	$17.692	$13.949	$13.184	$13.809	$14.018	$10.579	$9.528	$9.936
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	4	4	4	6	5	4	3
Blackrock S&P 500 Index V.I. Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.357	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.254	$9.357	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	120	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.266	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.984	$9.266	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	36	-	-	-	-	-	-	-	-

APP I-92

This form must be completed for all tax-sheltered annuities.
SECTION 403(b)(11) ACKNOWLEDGMENT FORM
The Talcott Resolution Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:
a.
attained age 59½

b.
severance from employment

c.
died, or

d.
become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59½ because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Talcott Resolution variable annuity. Please refer to your Plan.
Please complete the following and return to:
MassMutual U.S. Workplace Solutions
P.O. Box 1583
Hartford, CT 06144-1583
Name of Contractholder/Participant
Address
City or Plan/School District
Date

FOR
STATEMENT OF ADDITIONAL INFORMATION

To obtain a Statement of Additional Information, complete the form below and mail to:
MassMutual U.S. Workplace Solutions
P.O. Box 1583
Hartford, CT 06144-1583
Please send the current Statement of Additional Information for HV-6778 to me at the following address:

Name

Address

City/State Zip Code

Part B

Statement of Additional Information Talcott Resolution Life Insurance Company Separate Account Eleven Premier InnovationsSM (Series II) HV-6778
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.
To obtain a prospectus, send a written request to Talcott Resolution Life Insurance Company Attn: MassMutual U.S. Workplace Solutions, P.O. Box 1583, Hartford, CT 06144-1583.
Date of Prospectus: May 1, 2020
Date of Statement of Additional Information: May 1, 2020

 2

GENERAL INFORMATION
Safekeeping of Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.
Experts
The consolidated financial statements of Talcott Resolution Life Insurance Company included in this Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place I, 185 Asylum St, Hartford, Connecticut 06103.
The financial statements of Talcott Resolution Life Insurance Company Separate Account Eleven as of December 31, 2019 and for each of the years or periods in the two years then ended presented therein, have been included herein in reliance upon the report of KPMG LLP, an independent registered public accounting firm, also included herein, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is Two Financial Center, 60 South Street, Boston MA 20111.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.
Principal Underwriter
Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.
MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2019, 2018, and 2017, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.
Additional Payments
As of December 31, 2019, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.

 3

PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Talcott Resolution uses a hypothetical initial premium payment of  $1,000.00 and deducts for any applicable Program and Administrative Charge, the highest possible Contingent Deferred Sales Charge, and the Annual Maintenance Fee.
The formula Talcott Resolution uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of  $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying Fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Contingent Deferred Sales Charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.
The formula Talcott Resolution uses to calculate yield is: YIELD = 2[(a – b/cd +1)6 – 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying Fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying Fund. The first step in determining yield is to compute the base period return. Talcott Resolution takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Talcott Resolution then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR”. Once the base period return is calculated, Talcott Resolution then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A – B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that Talcott Resolution deducts for Program and Administrative Charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Talcott Resolution uses is:

 4

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] – 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

APPENDIX I
ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the applicable Program and Administrative Charge payable by you. The tables show the classes of Accumulation Unit Values corresponding to all Program and Administrative Charges. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the Prospectus.

Program and Administrative Charge
(as a percentage of daily Sub-Account value)

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB Discovery Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.053	$24.832	$22.032	$17.714	$18.824	$17.331	$12.630	$10.698	$11.680	$9.232
Accumulation unit value at end of period	$25.209	$21.053	$24.832	$22.032	$17.714	$18.824	$17.331	$12.630	$10.698	$11.680
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.719	$24.475	$21.748	$17.511	$18.636	$17.184	$12.542	$10.639	$11.633	$9.209
Accumulation unit value at end of period	$24.771	$20.719	$24.475	$21.748	$17.511	$18.636	$17.184	$12.542	$10.639	$11.633
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.282	$24.006	$21.374	$17.245	$18.389	$16.990	$12.425	$10.562	$11.571	$9.178
Accumulation unit value at end of period	$24.200	$20.282	$24.006	$21.374	$17.245	$18.389	$16.990	$12.425	$10.562	$11.571
Number of accumulation units outstanding at end of period (in thousands)	8	8	7	13	1	2	2	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.960	$23.661	$21.098	$17.048	$18.206	$16.846	$12.339	$10.504	$11.525	$9.155
Accumulation unit value at end of period	$23.780	$19.960	$23.661	$21.098	$17.048	$18.206	$16.846	$12.339	$10.504	$11.525
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	7	22	23	22	22	19	2

APP I-1

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.643	$23.321	$20.826	$16.853	$18.025	$16.704	$12.253	$11.631	$-	$-
Accumulation unit value at end of period	$23.368	$19.643	$23.321	$20.826	$16.853	$18.025	$16.704	$12.253	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	5	3	3	4	5	5	6	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.435	$23.096	$20.646	$16.724	$17.906	$16.609	$12.195	$10.408	$11.448	$9.117
Accumulation unit value at end of period	$23.097	$19.434	$23.096	$20.646	$16.724	$17.906	$16.609	$12.195	$10.408	$11.448
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	5	5	-	0	0	2	7
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.228	$22.874	$20.468	$16.596	$17.787	$16.516	$12.139	$10.370	$11.418	$9.102
Accumulation unit value at end of period	$22.829	$19.228	$22.874	$20.468	$16.596	$17.787	$16.516	$12.139	$10.370	$11.418
Number of accumulation units outstanding at end of period (in thousands)	3	3	6	4	2	2	2	2	2	2
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.822	$22.437	$20.116	$16.344	$17.551	$16.330	$12.026	$10.294	$11.357	$9.072
Accumulation unit value at end of period	$22.302	$18.822	$22.437	$20.116	$16.344	$17.551	$16.330	$12.026	$10.294	$11.357
Number of accumulation units outstanding at end of period (in thousands)	8	13	13	6	6	11	10	7	5	4
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.425	$22.007	$19.771	$16.095	$17.319	$16.146	$11.914	$10.219	$11.297	$9.041
Accumulation unit value at end of period	$21.788	$18.425	$22.007	$19.771	$16.095	$17.319	$16.146	$11.914	$10.219	$11.297
Number of accumulation units outstanding at end of period (in thousands)	7	9	6	14	14	16	17	18	20	12
AB Global Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.808	$12.818	$12.447	$11.811	$11.755	$10.994	$11.236	$10.498	$10.195	$-
Accumulation unit value at end of period	$13.761	$12.808	$12.818	$12.447	$11.811	$11.755	$10.994	$11.236	$10.498	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.657	$12.687	$12.338	$11.725	$11.687	$10.947	$11.204	$10.484	$10.192	$-
Accumulation unit value at end of period	$13.579	$12.657	$12.687	$12.338	$11.725	$11.687	$10.947	$11.204	$10.484	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-2

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.459	$12.513	$12.193	$11.611	$11.597	$10.884	$11.162	$10.466	$10.188	$-
Accumulation unit value at end of period	$13.340	$12.459	$12.513	$12.193	$11.611	$11.597	$10.884	$11.162	$10.466	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.313	$12.385	$12.086	$11.527	$11.529	$10.837	$11.131	$10.452	$10.184	$-
Accumulation unit value at end of period	$13.163	$12.313	$12.385	$12.086	$11.527	$11.529	$10.837	$11.131	$10.452	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.168	$12.258	$11.980	$11.443	$11.463	$10.790	$11.099	$10.969	$-	$-
Accumulation unit value at end of period	$12.989	$12.168	$12.258	$11.980	$11.443	$11.463	$10.790	$11.099	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.073	$12.174	$11.910	$11.387	$11.418	$10.759	$11.078	$10.428	$10.179	$-
Accumulation unit value at end of period	$12.874	$12.073	$12.174	$11.910	$11.387	$11.418	$10.759	$11.078	$10.428	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.978	$12.090	$11.840	$11.331	$11.374	$10.728	$11.058	$10.419	$10.176	$-
Accumulation unit value at end of period	$12.760	$11.978	$12.090	$11.840	$11.331	$11.374	$10.728	$11.058	$10.419	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	2	2	2	1	1	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.791	$11.925	$11.702	$11.221	$11.286	$10.666	$11.016	$10.401	$10.172	$-
Accumulation unit value at end of period	$12.536	$11.791	$11.925	$11.702	$11.221	$11.286	$10.666	$11.016	$10.401	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	1	1	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.606	$11.762	$11.565	$11.112	$11.199	$10.605	$10.975	$10.382	$10.167	$-
Accumulation unit value at end of period	$12.315	$11.606	$11.762	$11.565	$11.112	$11.199	$10.605	$10.975	$10.382	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	1	-	-	0	0	-	-

APP I-3

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB High Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.685	$15.588	$14.442	$12.535	$13.056	$12.647	$11.861	$10.002	$10.291	$-
Accumulation unit value at end of period	$16.697	$14.685	$15.588	$14.442	$12.535	$13.056	$12.647	$11.861	$10.002	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	11	8	0	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.512	$15.428	$14.316	$12.443	$12.980	$12.593	$11.828	$9.989	$10.288	$-
Accumulation unit value at end of period	$16.476	$14.512	$15.428	$14.316	$12.443	$12.980	$12.593	$11.828	$9.989	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.285	$15.217	$14.148	$12.322	$12.880	$12.520	$11.783	$9.971	$10.284	$-
Accumulation unit value at end of period	$16.186	$14.285	$15.217	$14.148	$12.322	$12.880	$12.520	$11.783	$9.971	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	21	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.117	$15.061	$14.024	$12.232	$12.805	$12.466	$11.750	$9.958	$10.280	$-
Accumulation unit value at end of period	$15.972	$14.117	$15.061	$14.024	$12.232	$12.805	$12.466	$11.750	$9.958	$-
Number of accumulation units outstanding at end of period (in thousands)	8	7	6	16	4	4	3	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.952	$14.906	$13.901	$12.143	$12.731	$12.413	$11.717	$11.309	$-	$-
Accumulation unit value at end of period	$15.761	$13.952	$14.906	$13.901	$12.143	$12.731	$12.413	$11.717	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	2	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.842	$14.804	$13.820	$12.084	$12.681	$12.377	$11.695	$9.935	$10.275	$-
Accumulation unit value at end of period	$15.621	$13.842	$14.804	$13.820	$12.084	$12.681	$12.377	$11.695	$9.935	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	5	4	3	1	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.733	$14.703	$13.739	$12.025	$12.632	$12.341	$11.673	$9.927	$10.272	$-
Accumulation unit value at end of period	$15.483	$13.733	$14.703	$13.739	$12.025	$12.632	$12.341	$11.673	$9.927	$-
Number of accumulation units outstanding at end of period (in thousands)	3	1	6	14	4	3	3	2	0	-
APP I-4

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.518	$14.502	$13.578	$11.908	$12.535	$12.270	$11.629	$9.909	$10.268	$-
Accumulation unit value at end of period	$15.211	$13.518	$14.502	$13.578	$11.908	$12.535	$12.270	$11.629	$9.909	$-
Number of accumulation units outstanding at end of period (in thousands)	15	17	16	5	12	8	5	1	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.307	$14.304	$13.419	$11.793	$12.438	$12.200	$11.586	$9.891	$10.263	$-
Accumulation unit value at end of period	$14.943	$13.307	$14.304	$13.419	$11.793	$12.438	$12.200	$11.586	$9.891	$-
Number of accumulation units outstanding at end of period (in thousands)	6	10	8	5	5	4	4	1	0	-
AB International Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.603	$22.911	$18.354	$18.534	$18.079	$19.347	$15.850	$13.879	$17.392	$16.823
Accumulation unit value at end of period	$20.503	$17.603	$22.911	$18.354	$18.534	$18.079	$19.347	$15.850	$13.879	$17.392
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	-	1	-	0	0	0	0
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$6.659	$8.680	$6.964	$7.043	$6.880	$7.374	$6.050	$5.305	$6.658	$6.450
Accumulation unit value at end of period	$7.744	$6.659	$8.680	$6.964	$7.043	$6.880	$7.374	$6.050	$5.305	$6.658
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$9.878	$12.902	$10.372	$10.511	$10.288	$11.049	$9.084	$7.982	$10.037	$9.743
Accumulation unit value at end of period	$11.465	$9.878	$12.902	$10.372	$10.511	$10.288	$11.049	$9.084	$7.982	$10.037
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	4	7	12	12	15	14	15
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.676	$12.657	$10.190	$10.342	$10.138	$10.904	$8.978	$7.901	$9.950	$9.673
Accumulation unit value at end of period	$11.214	$9.676	$12.657	$10.190	$10.342	$10.138	$10.904	$8.978	$7.901	$9.950
Number of accumulation units outstanding at end of period (in thousands)	8	7	7	14	15	7	7	7	7	4
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$9.478	$12.417	$10.011	$10.176	$9.990	$10.761	$8.874	$8.194	$-	$-
Accumulation unit value at end of period	$10.968	$9.478	$12.417	$10.011	$10.176	$9.990	$10.761	$8.874	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	19	23	25	16	17	16	15	-	-

APP I-5

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$5.813	$7.623	$6.153	$6.260	$6.152	$6.633	$5.475	$4.830	$6.098	$5.943
Accumulation unit value at end of period	$6.720	$5.813	$7.623	$6.153	$6.260	$6.152	$6.633	$5.475	$4.830	$6.098
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	2	5	4	5	0	0
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.220	$12.103	$9.779	$9.959	$9.797	$10.574	$8.736	$7.715	$9.751	$9.512
Accumulation unit value at end of period	$10.648	$9.220	$12.103	$9.779	$9.959	$9.797	$10.574	$8.736	$7.715	$9.751
Number of accumulation units outstanding at end of period (in thousands)	21	21	26	22	37	55	56	53	50	43
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$5.614	$7.384	$5.978	$6.100	$6.013	$6.503	$5.384	$4.764	$6.033	$5.897
Accumulation unit value at end of period	$6.471	$5.614	$7.384	$5.978	$6.100	$6.013	$6.503	$5.384	$4.764	$6.033
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	4	8	19	16
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.946	$11.791	$9.564	$9.780	$9.659	$10.467	$8.683	$7.698	$9.769	$9.568
Accumulation unit value at end of period	$10.290	$8.946	$11.791	$9.564	$9.780	$9.659	$10.467	$8.683	$7.698	$9.769
Number of accumulation units outstanding at end of period (in thousands)	14	16	15	25	25	29	45	43	40	42
AB Sustainable International Thematic Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.141	$11.059	$8.225	$8.853	$9.045	$9.174	$8.097	$7.017	$8.404	$7.478
Accumulation unit value at end of period	$11.597	$9.141	$11.059	$8.225	$8.853	$9.045	$9.174	$8.097	$7.017	$8.404
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$8.889	$10.770	$8.022	$8.648	$8.848	$8.988	$7.944	$6.895	$8.271	$7.370
Accumulation unit value at end of period	$11.260	$8.889	$10.770	$8.022	$8.648	$8.848	$8.988	$7.944	$6.895	$8.271
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$8.847	$10.740	$8.016	$8.658	$8.876	$9.035	$8.002	$6.959	$8.364	$7.468
Accumulation unit value at end of period	$11.184	$8.847	$10.740	$8.016	$8.658	$8.876	$9.035	$8.002	$6.959	$8.364
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	2	3	4	8

APP I-6

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$8.626	$10.488	$7.839	$8.480	$8.707	$8.876	$7.873	$6.857	$8.254	$7.381
Accumulation unit value at end of period	$10.889	$8.626	$10.488	$7.839	$8.480	$8.707	$8.876	$7.873	$6.857	$8.254
Number of accumulation units outstanding at end of period (in thousands)	15	24	22	14	16	4	3	3	4	5
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.955	$14.559	$10.898	$11.807	$12.141	$12.395	$11.011	$10.602	$-	$-
Accumulation unit value at end of period	$15.069	$11.955	$14.559	$10.898	$11.807	$12.141	$12.395	$11.011	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	7	15	15	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$8.379	$10.213	$7.653	$8.300	$8.543	$8.730	$7.763	$6.778	$8.180	$7.333
Accumulation unit value at end of period	$10.551	$8.379	$10.213	$7.653	$8.300	$8.543	$8.730	$7.763	$6.778	$8.180
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	5	5	6	5	4	4	3
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.659	$14.226	$10.670	$11.583	$11.935	$12.209	$10.868	$9.498	$11.473	$10.296
Accumulation unit value at end of period	$14.666	$11.659	$14.226	$10.670	$11.583	$11.935	$12.209	$10.868	$9.498	$11.473
Number of accumulation units outstanding at end of period (in thousands)	10	6	8	3	3	3	0	0	0	0
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$8.092	$9.894	$7.436	$8.088	$8.350	$8.559	$7.634	$6.685	$8.092	$7.276
Accumulation unit value at end of period	$10.159	$8.092	$9.894	$7.436	$8.088	$8.350	$8.559	$7.634	$6.685	$8.092
Number of accumulation units outstanding at end of period (in thousands)	5	9	10	9	6	5	11	8	5	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.088	$13.584	$10.229	$11.149	$11.534	$11.846	$10.587	$9.289	$11.266	$10.151
Accumulation unit value at end of period	$13.893	$11.088	$13.584	$10.229	$11.149	$11.534	$11.846	$10.587	$9.289	$11.266
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	11	11	10	10	17	19	16
AllianzGI NFJ Dividend Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.489	$17.233	$14.895	$12.854	$14.069	$12.831	$9.974	$8.755	$8.493	$7.510
Accumulation unit value at end of period	$19.308	$15.489	$17.233	$14.895	$12.854	$14.069	$12.831	$9.974	$8.755	$8.493
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-7

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.244	$16.985	$14.702	$12.707	$13.929	$12.722	$9.904	$8.706	$8.459	$7.492
Accumulation unit value at end of period	$18.973	$15.243	$16.985	$14.702	$12.707	$13.929	$12.722	$9.904	$8.706	$8.459
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.922	$16.660	$14.450	$12.514	$13.744	$12.579	$9.812	$8.643	$8.414	$7.467
Accumulation unit value at end of period	$18.535	$14.922	$16.660	$14.450	$12.514	$13.744	$12.579	$9.812	$8.643	$8.414
Number of accumulation units outstanding at end of period (in thousands)	15	14	11	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.685	$16.420	$14.263	$12.371	$13.607	$12.472	$9.744	$8.595	$8.380	$7.448
Accumulation unit value at end of period	$18.214	$14.685	$16.420	$14.263	$12.371	$13.607	$12.472	$9.744	$8.595	$8.380
Number of accumulation units outstanding at end of period (in thousands)	34	104	98	88	122	135	136	103	71	48
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.452	$16.184	$14.079	$12.229	$13.472	$12.367	$9.676	$9.785	$-	$-
Accumulation unit value at end of period	$17.898	$14.452	$16.184	$14.079	$12.229	$13.472	$12.367	$9.676	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	28	57	74	57	49	57	33	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.298	$16.028	$13.958	$12.136	$13.382	$12.297	$9.631	$8.517	$8.324	$7.417
Accumulation unit value at end of period	$17.690	$14.298	$16.028	$13.958	$12.136	$13.382	$12.297	$9.631	$8.517	$8.324
Number of accumulation units outstanding at end of period (in thousands)	33	37	45	49	58	54	51	90	38	18
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.147	$15.874	$13.837	$12.043	$13.293	$12.227	$9.586	$8.486	$8.302	$7.404
Accumulation unit value at end of period	$17.485	$14.147	$15.874	$13.837	$12.043	$13.293	$12.227	$9.586	$8.486	$8.302
Number of accumulation units outstanding at end of period (in thousands)	20	20	18	18	19	13	13	10	12	36
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.848	$15.570	$13.599	$11.860	$13.117	$12.090	$9.497	$8.424	$8.258	$7.380
Accumulation unit value at end of period	$17.082	$13.848	$15.570	$13.599	$11.860	$13.117	$12.090	$9.497	$8.424	$8.258
Number of accumulation units outstanding at end of period (in thousands)	24	42	69	59	55	54	55	43	10	16

APP I-8

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.556	$15.272	$13.366	$11.679	$12.944	$11.953	$9.409	$8.362	$8.214	$7.355
Accumulation unit value at end of period	$16.688	$13.556	$15.272	$13.366	$11.679	$12.944	$11.953	$9.409	$8.362	$8.214
Number of accumulation units outstanding at end of period (in thousands)	75	86	100	130	123	119	112	108	102	57
AllianzGI NFJ International Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.183	$10.929	$8.899	$9.528	$11.005	$11.660	$10.579	$8.712	$10.619	$-
Accumulation unit value at end of period	$11.162	$9.183	$10.929	$8.899	$9.528	$11.005	$11.660	$10.579	$8.712	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$9.075	$10.817	$8.821	$9.458	$10.941	$11.609	$10.549	$8.700	$10.615	$-
Accumulation unit value at end of period	$11.014	$9.075	$10.817	$8.821	$9.458	$10.941	$11.609	$10.549	$8.700	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$9.940	$11.871	$9.700	$10.421	$12.080	$12.843	$11.694	$9.663	$11.806	$-
Accumulation unit value at end of period	$12.039	$9.940	$11.871	$9.700	$10.421	$12.080	$12.843	$11.694	$9.663	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$8.828	$10.559	$8.641	$9.298	$10.794	$11.493	$10.480	$8.673	$10.607	$-
Accumulation unit value at end of period	$10.676	$8.828	$10.559	$8.641	$9.298	$10.794	$11.493	$10.480	$8.673	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$8.724	$10.451	$8.565	$9.230	$10.731	$11.443	$10.450	$9.894	$-	$-
Accumulation unit value at end of period	$10.535	$8.724	$10.451	$8.565	$9.230	$10.731	$11.443	$10.450	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	4	4	4	3	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$8.656	$10.379	$8.515	$9.185	$10.689	$11.410	$10.431	$8.654	$10.601	$-
Accumulation unit value at end of period	$10.442	$8.656	$10.379	$8.515	$9.185	$10.689	$11.410	$10.431	$8.654	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-9

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$8.588	$10.308	$8.465	$9.140	$10.648	$11.377	$10.411	$8.646	$10.599	$-
Accumulation unit value at end of period	$10.349	$8.587	$10.308	$8.465	$9.140	$10.648	$11.377	$10.411	$8.646	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	0	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$8.453	$10.167	$8.366	$9.051	$10.565	$11.312	$10.372	$8.631	$10.594	$-
Accumulation unit value at end of period	$10.167	$8.453	$10.167	$8.366	$9.051	$10.565	$11.312	$10.372	$8.631	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	1	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.321	$10.028	$8.268	$8.963	$10.483	$11.247	$10.333	$8.616	$10.590	$-
Accumulation unit value at end of period	$9.988	$8.321	$10.028	$8.268	$8.963	$10.483	$11.247	$10.333	$8.616	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
American Century Diversified Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.503	$12.732	$12.341	$12.068	$12.072	$11.425	$11.734	$11.191	$10.455	$10.110
Accumulation unit value at end of period	$13.523	$12.503	$12.732	$12.341	$12.068	$12.072	$11.425	$11.734	$11.191	$10.455
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.338	$12.583	$12.215	$11.963	$11.985	$11.360	$11.684	$11.160	$10.442	$10.108
Accumulation unit value at end of period	$13.325	$12.338	$12.583	$12.215	$11.963	$11.985	$11.360	$11.684	$11.160	$10.442
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.122	$12.387	$12.049	$11.824	$11.869	$11.273	$11.618	$11.119	$10.424	$10.104
Accumulation unit value at end of period	$13.065	$12.122	$12.387	$12.049	$11.824	$11.869	$11.273	$11.618	$11.119	$10.424
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.962	$12.242	$11.926	$11.721	$11.783	$11.208	$11.568	$11.089	$10.411	$10.101
Accumulation unit value at end of period	$12.874	$11.962	$12.242	$11.926	$11.721	$11.783	$11.208	$11.568	$11.089	$10.411
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-10

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.805	$12.099	$11.804	$11.618	$11.698	$11.143	$11.519	$11.539	$-	$-
Accumulation unit value at end of period	$12.685	$11.805	$12.099	$11.804	$11.618	$11.698	$11.143	$11.519	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.701	$12.004	$11.723	$11.551	$11.641	$11.101	$11.486	$11.037	$10.389	$10.096
Accumulation unit value at end of period	$12.561	$11.701	$12.004	$11.723	$11.551	$11.641	$11.101	$11.486	$11.037	$10.389
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.598	$11.911	$11.643	$11.483	$11.585	$11.058	$11.454	$11.017	$10.380	$10.095
Accumulation unit value at end of period	$12.438	$11.598	$11.911	$11.643	$11.483	$11.585	$11.058	$11.454	$11.017	$10.380
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.394	$11.725	$11.485	$11.350	$11.473	$10.973	$11.389	$10.977	$10.363	$10.091
Accumulation unit value at end of period	$12.195	$11.394	$11.725	$11.485	$11.350	$11.473	$10.973	$11.389	$10.977	$10.363
Number of accumulation units outstanding at end of period (in thousands)	5	4	3	3	1	1	3	2	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.194	$11.543	$11.329	$11.218	$11.362	$10.889	$11.324	$10.936	$10.345	$10.087
Accumulation unit value at end of period	$11.957	$11.194	$11.543	$11.329	$11.218	$11.362	$10.889	$11.324	$10.936	$10.345
Number of accumulation units outstanding at end of period (in thousands)	13	10	9	5	3	3	2	2	1	-
American Century Equity Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.319	$19.601	$16.127	$14.704	$15.379	$13.604	$10.257	$8.843	$8.515	$-
Accumulation unit value at end of period	$23.455	$18.319	$19.601	$16.127	$14.704	$15.379	$13.604	$10.257	$8.843	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	4	3	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.922	$21.348	$17.591	$16.062	$16.825	$14.906	$11.255	$9.718	$9.372	$-
Accumulation unit value at end of period	$25.469	$19.922	$21.348	$17.591	$16.062	$16.825	$14.906	$11.255	$9.718	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-11

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.501	$20.940	$17.288	$15.818	$16.602	$14.738	$11.151	$9.647	$9.322	$-
Accumulation unit value at end of period	$24.881	$19.501	$20.940	$17.288	$15.818	$16.602	$14.738	$11.151	$9.647	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.286	$18.589	$15.370	$14.084	$14.805	$13.162	$9.973	$8.641	$8.362	$-
Accumulation unit value at end of period	$22.022	$17.286	$18.589	$15.370	$14.084	$14.805	$13.162	$9.973	$8.641	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.368	$23.014	$19.058	$17.489	$18.411	$16.393	$12.440	$12.472	$-	$-
Accumulation unit value at end of period	$27.182	$21.368	$23.014	$19.058	$17.489	$18.411	$16.393	$12.440	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	14	15	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.791	$18.103	$15.006	$13.784	$14.526	$12.946	$9.834	$8.542	$8.287	$-
Accumulation unit value at end of period	$21.338	$16.791	$18.103	$15.006	$13.784	$14.526	$12.946	$9.834	$8.542	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.838	$22.488	$18.660	$17.158	$18.099	$16.147	$12.278	$10.675	$10.367	$-
Accumulation unit value at end of period	$26.455	$20.838	$22.488	$18.660	$17.158	$18.099	$16.147	$12.278	$10.675	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.217	$17.536	$14.579	$13.433	$14.198	$12.692	$9.670	$8.425	$8.198	$-
Accumulation unit value at end of period	$20.546	$16.217	$17.536	$14.579	$13.433	$14.198	$12.692	$9.670	$8.425	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	1	1	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.818	$21.474	$17.889	$16.515	$17.490	$15.667	$11.960	$10.441	$10.180	$-
Accumulation unit value at end of period	$25.059	$19.818	$21.474	$17.889	$16.515	$17.490	$15.667	$11.960	$10.441	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	3	2	2	4	4	4	-

APP I-12

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Century Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.681	$40.558	$35.873	$30.095	$29.991	$26.763	$22.434	$20.168	$19.523	$17.276
Accumulation unit value at end of period	$47.886	$38.681	$40.558	$35.873	$30.095	$29.991	$26.763	$22.434	$20.168	$19.523
Number of accumulation units outstanding at end of period (in thousands)	566	622	682	720	773	-	0	0	0	0
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.157	$21.167	$18.750	$15.753	$15.723	$14.052	$11.796	$10.621	$10.296	$9.125
Accumulation unit value at end of period	$24.916	$20.157	$21.167	$18.750	$15.753	$15.723	$14.052	$11.796	$10.621	$10.296
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.732	$20.761	$18.427	$15.513	$15.514	$13.893	$11.687	$10.543	$10.241	$9.094
Accumulation unit value at end of period	$24.342	$19.732	$20.761	$18.427	$15.513	$15.514	$13.893	$11.687	$10.543	$10.241
Number of accumulation units outstanding at end of period (in thousands)	43	47	72	88	119	1598	1447	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$37.150	$39.149	$34.800	$29.340	$29.386	$26.355	$22.202	$20.060	$19.515	$17.356
Accumulation unit value at end of period	$45.762	$37.150	$39.149	$34.800	$29.340	$29.386	$26.355	$22.202	$20.060	$19.515
Number of accumulation units outstanding at end of period (in thousands)	11	17	20	54	53	64	156	928	916	787
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$29.365	$30.991	$27.589	$23.296	$23.367	$20.988	$17.708	$17.816	$-	$-
Accumulation unit value at end of period	$36.117	$29.365	$30.991	$27.589	$23.296	$23.367	$20.988	$17.708	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	17	32	31	30	28	28	26	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.546	$18.536	$16.518	$13.961	$14.018	$12.604	$10.644	$9.641	$9.403	$8.383
Accumulation unit value at end of period	$21.559	$17.546	$18.536	$16.518	$13.961	$14.018	$12.604	$10.644	$9.641	$9.403
Number of accumulation units outstanding at end of period (in thousands)	54	66	65	74	79	92	89	78	70	126
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$32.117	$33.964	$30.297	$25.633	$25.763	$23.186	$19.601	$17.772	$17.350	$15.484
Accumulation unit value at end of period	$39.424	$32.117	$33.964	$30.297	$25.633	$25.763	$23.186	$19.601	$17.772	$17.350
Number of accumulation units outstanding at end of period (in thousands)	20	21	32	35	35	28	30	60	55	55
APP I-13

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.945	$17.956	$16.048	$13.605	$13.702	$12.356	$10.467	$9.509	$9.302	$8.318
Accumulation unit value at end of period	$20.758	$16.945	$17.956	$16.048	$13.605	$13.702	$12.356	$10.467	$9.509	$9.302
Number of accumulation units outstanding at end of period (in thousands)	13	20	22	21	18	43	47	27	21	16
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.537	$28.176	$25.234	$21.435	$21.630	$19.545	$16.589	$15.101	$14.802	$13.263
Accumulation unit value at end of period	$32.444	$26.537	$28.176	$25.234	$21.435	$21.630	$19.545	$16.589	$15.101	$14.802
Number of accumulation units outstanding at end of period (in thousands)	21	27	28	28	28	33	32	43	44	31
American Century Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$41.733	$42.543	$32.772	$31.559	$30.248	$27.268	$21.125	$18.590	$18.808	$16.024
Accumulation unit value at end of period	$56.382	$41.733	$42.543	$32.772	$31.559	$30.248	$27.268	$21.125	$18.590	$18.808
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$41.123	$41.985	$32.390	$31.238	$29.985	$27.071	$21.004	$18.511	$18.756	$16.004
Accumulation unit value at end of period	$55.474	$41.123	$41.985	$32.390	$31.238	$29.985	$27.071	$21.004	$18.511	$18.756
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$40.323	$41.251	$31.887	$30.815	$29.638	$26.811	$20.844	$18.407	$18.688	$15.977
Accumulation unit value at end of period	$54.287	$40.323	$41.251	$31.887	$30.815	$29.638	$26.811	$20.844	$18.407	$18.688
Number of accumulation units outstanding at end of period (in thousands)	15	16	16	17	16	15	15	15	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$39.734	$40.709	$31.516	$30.501	$29.381	$26.618	$20.725	$18.330	$18.637	$15.958
Accumulation unit value at end of period	$53.413	$39.734	$40.709	$31.516	$30.501	$29.381	$26.618	$20.725	$18.330	$18.637
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	1	1	5	9	4	0	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$39.153	$40.174	$31.148	$30.190	$29.125	$26.426	$20.607	$21.084	$-	$-
Accumulation unit value at end of period	$52.553	$39.153	$40.174	$31.148	$30.190	$29.125	$26.426	$20.607	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	8	19	20	19	17	17	15	-	-

APP I-14

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$38.770	$39.822	$30.906	$29.985	$28.956	$26.299	$20.528	$18.201	$18.553	$15.925
Accumulation unit value at end of period	$51.987	$38.770	$39.822	$30.906	$29.985	$28.956	$26.299	$20.528	$18.201	$18.553
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	3	4	4	14	4	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$38.391	$39.473	$30.665	$29.781	$28.788	$26.173	$20.450	$18.149	$18.519	$15.912
Accumulation unit value at end of period	$51.428	$38.391	$39.473	$30.665	$29.781	$28.788	$26.173	$20.450	$18.149	$18.519
Number of accumulation units outstanding at end of period (in thousands)	1	2	3	2	4	3	3	3	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$37.645	$38.783	$30.189	$29.378	$28.455	$25.922	$20.294	$18.047	$18.451	$15.886
Accumulation unit value at end of period	$50.327	$37.645	$38.783	$30.189	$29.378	$28.455	$25.922	$20.294	$18.047	$18.451
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	2	2	2	1	1	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$36.913	$38.105	$29.721	$28.980	$28.126	$25.673	$20.140	$17.946	$18.384	$15.860
Accumulation unit value at end of period	$49.250	$36.912	$38.105	$29.721	$28.980	$28.126	$25.673	$20.140	$17.946	$18.384
Number of accumulation units outstanding at end of period (in thousands)	7	7	6	6	6	5	4	4	1	0
American Century Heritage Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.317	$14.082	$11.588	$11.249	$11.068	$10.259	$-	$-	$-	$-
Accumulation unit value at end of period	$17.995	$13.317	$14.082	$11.588	$11.249	$11.068	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	-	2	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.215	$13.996	$11.534	$11.214	$11.049	$10.258	$-	$-	$-	$-
Accumulation unit value at end of period	$17.831	$13.215	$13.996	$11.534	$11.214	$11.049	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.081	$13.881	$11.463	$11.167	$11.025	$10.255	$-	$-	$-	$-
Accumulation unit value at end of period	$17.614	$13.081	$13.881	$11.463	$11.167	$11.025	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	11	10	10	4	2	-	-	-	-

APP I-15

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.981	$13.796	$11.409	$11.131	$11.006	$10.254	$-	$-	$-	$-
Accumulation unit value at end of period	$17.454	$12.981	$13.796	$11.409	$11.131	$11.006	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	17	17	15	23	20	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.882	$13.711	$11.356	$11.096	$10.988	$10.252	$-	$-	$-	$-
Accumulation unit value at end of period	$17.294	$12.882	$13.711	$11.356	$11.096	$10.988	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	7	7	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.816	$13.655	$11.321	$11.073	$10.976	$10.251	$-	$-	$-	$-
Accumulation unit value at end of period	$17.189	$12.816	$13.655	$11.321	$11.073	$10.976	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	7	5	6	3	1	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.751	$13.599	$11.286	$11.049	$10.964	$10.250	$-	$-	$-	$-
Accumulation unit value at end of period	$17.084	$12.751	$13.599	$11.286	$11.049	$10.964	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	8	10	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.621	$13.488	$11.216	$11.003	$10.939	$10.247	$-	$-	$-	$-
Accumulation unit value at end of period	$16.877	$12.621	$13.488	$11.216	$11.003	$10.939	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	7	7	8	8	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.493	$13.378	$11.147	$10.957	$10.915	$10.245	$-	$-	$-	$-
Accumulation unit value at end of period	$16.672	$12.493	$13.378	$11.147	$10.957	$10.915	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	10	9	9	-	-	-	-
American Century Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.688	$27.305	$24.527	$20.022	$20.393	$17.575	$13.550	$11.669	$11.784	$11.008
Accumulation unit value at end of period	$30.450	$23.688	$27.305	$24.527	$20.022	$20.393	$17.575	$13.550	$11.669	$11.784
Number of accumulation units outstanding at end of period (in thousands)	15	24	24	24	8	-	-	-	-	-

APP I-16

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.376	$26.986	$24.277	$19.848	$20.245	$17.473	$13.492	$11.637	$11.769	$11.004
Accumulation unit value at end of period	$30.004	$23.376	$26.986	$24.277	$19.848	$20.245	$17.473	$13.492	$11.637	$11.769
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	1	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.966	$26.566	$23.947	$19.617	$20.050	$17.340	$13.416	$11.594	$11.749	$11.000
Accumulation unit value at end of period	$29.419	$22.966	$26.566	$23.947	$19.617	$20.050	$17.340	$13.416	$11.594	$11.749
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.663	$26.255	$23.702	$19.446	$19.905	$17.240	$13.358	$11.562	$11.734	$10.997
Accumulation unit value at end of period	$28.987	$22.663	$26.255	$23.702	$19.446	$19.905	$17.240	$13.358	$11.562	$11.734
Number of accumulation units outstanding at end of period (in thousands)	-	2	3	3	3	2	2	1	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.365	$25.948	$23.460	$19.276	$19.761	$17.141	$13.301	$12.908	$-	$-
Accumulation unit value at end of period	$28.563	$22.365	$25.948	$23.460	$19.276	$19.761	$17.141	$13.301	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	7	8	7	7	6	9	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.168	$25.746	$23.300	$19.164	$19.665	$17.075	$13.264	$11.509	$11.710	$10.992
Accumulation unit value at end of period	$28.283	$22.168	$25.746	$23.300	$19.164	$19.665	$17.075	$13.264	$11.509	$11.710
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.972	$25.545	$23.141	$19.052	$19.570	$17.009	$13.226	$11.488	$11.700	$10.990
Accumulation unit value at end of period	$28.006	$21.972	$25.545	$23.141	$19.052	$19.570	$17.009	$13.226	$11.488	$11.700
Number of accumulation units outstanding at end of period (in thousands)	1	1	4	1	-	-	0	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.587	$25.147	$22.827	$18.830	$19.381	$16.879	$13.151	$11.445	$11.680	$10.986
Accumulation unit value at end of period	$27.460	$21.587	$25.147	$22.827	$18.830	$19.381	$16.879	$13.151	$11.445	$11.680
Number of accumulation units outstanding at end of period (in thousands)	1	4	4	5	4	1	0	1	-	-

APP I-17

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.208	$24.756	$22.516	$18.612	$19.194	$16.750	$13.076	$11.403	$11.660	$10.982
Accumulation unit value at end of period	$26.924	$21.208	$24.756	$22.516	$18.612	$19.194	$16.750	$13.076	$11.403	$11.660
Number of accumulation units outstanding at end of period (in thousands)	4	4	6	6	5	4	4	3	1	1
American Century Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.625	$30.952	$28.162	$22.387	$23.061	$22.136	$16.458	$14.145	$15.194	$14.558
Accumulation unit value at end of period	$34.096	$25.625	$30.952	$28.162	$22.387	$23.061	$22.136	$16.458	$14.145	$15.194
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.061	$24.267	$22.113	$17.605	$18.162	$17.459	$13.000	$11.190	$12.038	$11.546
Accumulation unit value at end of period	$26.652	$20.061	$24.267	$22.113	$17.605	$18.162	$17.459	$13.000	$11.190	$12.038
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$28.274	$34.272	$31.292	$24.962	$25.803	$24.855	$18.544	$15.994	$17.241	$13.989
Accumulation unit value at end of period	$37.489	$28.274	$34.272	$31.292	$24.962	$25.803	$24.855	$18.544	$15.994	$17.241
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	-	-	0	0	0	0
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.660	$33.579	$30.704	$24.530	$25.395	$24.499	$18.305	$15.812	$17.070	$16.409
Accumulation unit value at end of period	$36.620	$27.660	$33.579	$30.704	$24.530	$25.395	$24.499	$18.305	$15.812	$17.070
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.060	$32.899	$30.128	$24.106	$24.993	$24.147	$18.070	$17.427	$-	$-
Accumulation unit value at end of period	$35.772	$27.060	$32.899	$30.128	$24.106	$24.993	$24.147	$18.070	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	6	6	5	5	5	6	6	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.024	$23.152	$21.223	$16.998	$17.641	$17.061	$12.780	$11.067	$11.977	$11.533
Accumulation unit value at end of period	$25.123	$19.024	$23.152	$21.223	$16.998	$17.641	$17.061	$12.780	$11.067	$11.977
Number of accumulation units outstanding at end of period (in thousands)	3	3	1	-	-	-	-	-	-	-

APP I-18

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.279	$32.015	$29.377	$23.552	$24.467	$23.686	$17.761	$15.396	$16.679	$16.070
Accumulation unit value at end of period	$34.671	$26.279	$32.015	$29.377	$23.552	$24.467	$23.686	$17.761	$15.396	$16.679
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	1	1	1	1	1	1	1
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.525	$22.614	$20.792	$16.702	$17.387	$16.865	$12.671	$11.006	$11.947	$11.527
Accumulation unit value at end of period	$24.392	$18.525	$22.614	$20.792	$16.702	$17.387	$16.865	$12.671	$11.006	$11.947
Number of accumulation units outstanding at end of period (in thousands)	-	-	4	3	3	3	3	3	2	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.785	$30.317	$27.930	$22.481	$23.449	$22.791	$17.158	$14.933	$16.242	$15.691
Accumulation unit value at end of period	$32.569	$24.785	$30.317	$27.930	$22.481	$23.449	$22.791	$17.158	$14.933	$16.242
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	3	3	4	4	5	3	1
American Funds AMCAP Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.251	$22.754	$18.713	$17.221	$17.141	$15.339	$11.248	$9.748	$9.748	$8.581
Accumulation unit value at end of period	$28.012	$22.251	$22.754	$18.713	$17.221	$17.141	$15.339	$11.248	$9.748	$9.748
Number of accumulation units outstanding at end of period (in thousands)	18	17	21	26	28	31	73	83	75	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.575	$24.144	$19.886	$18.328	$18.271	$16.374	$12.025	$10.437	$10.453	$9.215
Accumulation unit value at end of period	$29.635	$23.575	$24.144	$19.886	$18.328	$18.271	$16.374	$12.025	$10.437	$10.453
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.077	$23.682	$19.544	$18.049	$18.028	$16.190	$11.913	$10.361	$10.397	$9.184
Accumulation unit value at end of period	$28.951	$23.077	$23.682	$19.544	$18.049	$18.028	$16.190	$11.913	$10.361	$10.397
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.996	$21.579	$17.835	$16.495	$16.501	$14.840	$10.937	$9.526	$9.574	$8.470
Accumulation unit value at end of period	$26.301	$20.996	$21.579	$17.835	$16.495	$16.501	$14.840	$10.937	$9.526	$9.574
Number of accumulation units outstanding at end of period (in thousands)	7	34	29	30	39	43	31	10	11	11

APP I-19

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.182	$24.891	$20.603	$19.083	$19.119	$17.221	$12.710	$12.582	$-	$-
Accumulation unit value at end of period	$30.246	$24.182	$24.891	$20.603	$19.083	$19.119	$17.221	$12.710	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.396	$21.015	$17.412	$16.144	$16.190	$14.597	$10.785	$9.417	$9.488	$8.415
Accumulation unit value at end of period	$25.485	$20.396	$21.015	$17.412	$16.144	$16.190	$14.597	$10.785	$9.417	$9.488
Number of accumulation units outstanding at end of period (in thousands)	40	38	37	30	54	39	37	58	60	47
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.582	$24.322	$20.172	$18.722	$18.795	$16.962	$12.544	$10.964	$11.058	$9.817
Accumulation unit value at end of period	$29.436	$23.582	$24.322	$20.172	$18.722	$18.795	$16.962	$12.544	$10.964	$11.058
Number of accumulation units outstanding at end of period (in thousands)	13	11	9	12	12	15	20	22	13	13
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.698	$20.357	$16.917	$15.732	$15.825	$14.311	$10.605	$9.288	$9.386	$8.349
Accumulation unit value at end of period	$24.539	$19.697	$20.357	$16.917	$15.732	$15.825	$14.311	$10.605	$9.288	$9.386
Number of accumulation units outstanding at end of period (in thousands)	9	17	21	32	31	41	36	20	22	18
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.426	$23.223	$19.338	$18.019	$18.162	$16.457	$12.219	$10.723	$10.858	$9.678
Accumulation unit value at end of period	$27.882	$22.426	$23.223	$19.338	$18.019	$18.162	$16.457	$12.219	$10.723	$10.858
Number of accumulation units outstanding at end of period (in thousands)	39	47	47	47	47	50	40	45	39	24
American Funds American Mutual Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.341	$19.822	$16.909	$14.862	$15.353	$13.684	$10.733	$9.591	$9.183	$8.187
Accumulation unit value at end of period	$23.466	$19.341	$19.822	$16.909	$14.862	$15.353	$13.684	$10.733	$9.591	$9.183
Number of accumulation units outstanding at end of period (in thousands)	56	60	63	66	150	141	151	165	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.038	$21.593	$18.447	$16.239	$16.800	$14.997	$11.780	$10.542	$10.109	$9.027
Accumulation unit value at end of period	$25.486	$21.038	$21.593	$18.447	$16.239	$16.800	$14.997	$11.780	$10.542	$10.109
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	3	-	-	-	-

APP I-20

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.594	$21.180	$18.130	$15.992	$16.578	$14.828	$11.670	$10.465	$10.055	$8.997
Accumulation unit value at end of period	$24.899	$20.594	$21.180	$18.130	$15.992	$16.578	$14.828	$11.670	$10.465	$10.055
Number of accumulation units outstanding at end of period (in thousands)	4	3	5	4	5	5	4	-	59	48
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.251	$18.798	$16.116	$14.236	$14.780	$13.240	$10.436	$9.372	$9.019	$8.081
Accumulation unit value at end of period	$22.033	$18.251	$18.798	$16.116	$14.236	$14.780	$13.240	$10.436	$9.372	$9.019
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	5	5	10	15	12	3
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.955	$22.649	$19.446	$17.203	$17.887	$16.047	$12.668	$12.645	$-	$-
Accumulation unit value at end of period	$26.465	$21.955	$22.649	$19.446	$17.203	$17.887	$16.047	$12.668	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	7	4	3	4	4	5	3	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.729	$18.307	$15.733	$13.933	$14.502	$13.023	$10.290	$9.265	$8.938	$8.029
Accumulation unit value at end of period	$21.349	$17.729	$18.307	$15.733	$13.933	$14.502	$13.023	$10.290	$9.265	$8.938
Number of accumulation units outstanding at end of period (in thousands)	20	22	24	28	28	27	29	80	65	17
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.411	$22.131	$19.039	$16.877	$17.584	$15.806	$12.502	$11.268	$10.881	$9.784
Accumulation unit value at end of period	$25.757	$21.411	$22.131	$19.039	$16.877	$17.584	$15.806	$12.502	$11.268	$10.881
Number of accumulation units outstanding at end of period (in thousands)	8	8	6	6	8	5	9	8	4	3
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.122	$17.733	$15.286	$13.578	$14.174	$12.767	$10.119	$9.138	$8.841	$7.966
Accumulation unit value at end of period	$20.556	$17.122	$17.733	$15.286	$13.578	$14.174	$12.767	$10.119	$9.138	$8.841
Number of accumulation units outstanding at end of period (in thousands)	21	27	30	37	42	46	40	37	38	38
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.361	$21.131	$18.252	$16.244	$16.991	$15.335	$12.178	$11.020	$10.684	$9.645
Accumulation unit value at end of period	$24.397	$20.361	$21.131	$18.252	$16.244	$16.991	$15.335	$12.178	$11.020	$10.684
Number of accumulation units outstanding at end of period (in thousands)	47	47	55	77	80	79	71	64	48	37

APP I-21

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Capital Income Builder®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.216	$15.346	$13.482	$12.654	$13.084	$12.317	$10.757	$9.654	$9.422	$8.671
Accumulation unit value at end of period	$16.631	$14.216	$15.346	$13.482	$12.654	$13.084	$12.317	$10.757	$9.654	$9.422
Number of accumulation units outstanding at end of period (in thousands)	29	28	53	41	48	46	46	43	37	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.005	$15.141	$13.322	$12.522	$12.967	$12.225	$10.693	$9.611	$9.394	$8.658
Accumulation unit value at end of period	$16.359	$14.005	$15.141	$13.322	$12.522	$12.967	$12.225	$10.693	$9.611	$9.394
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	6	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.968	$14.048	$12.385	$11.665	$12.103	$11.434	$10.021	$9.025	$8.839	$8.163
Accumulation unit value at end of period	$15.118	$12.968	$14.048	$12.385	$11.665	$12.103	$11.434	$10.021	$9.025	$8.839
Number of accumulation units outstanding at end of period (in thousands)	107	115	121	144	162	189	445	259	251	232
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.248	$14.373	$12.691	$11.971	$12.439	$11.769	$10.330	$9.318	$9.139	$8.452
Accumulation unit value at end of period	$15.421	$13.248	$14.373	$12.691	$11.971	$12.439	$11.769	$10.330	$9.318	$9.139
Number of accumulation units outstanding at end of period (in thousands)	211	241	259	250	264	250	178	340	312	229
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.196	$17.598	$15.562	$14.700	$15.298	$14.496	$12.742	$12.671	$-	$-
Accumulation unit value at end of period	$18.824	$16.196	$17.598	$15.562	$14.700	$15.298	$14.496	$12.742	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	36	44	43	8	8	9	43	69	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.057	$14.202	$12.571	$11.887	$12.383	$11.745	$10.335	$9.345	$9.189	$8.520
Accumulation unit value at end of period	$15.161	$13.057	$14.202	$12.571	$11.887	$12.383	$11.745	$10.335	$9.345	$9.189
Number of accumulation units outstanding at end of period (in thousands)	163	160	165	216	229	137	132	145	145	96
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.794	$17.196	$15.236	$14.422	$15.039	$14.278	$12.576	$11.384	$11.205	$10.399
Accumulation unit value at end of period	$18.320	$15.794	$17.196	$15.236	$14.422	$15.039	$14.278	$12.576	$11.384	$11.205
Number of accumulation units outstanding at end of period (in thousands)	94	88	99	157	155	163	156	167	173	179
APP I-22

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.621	$13.768	$12.224	$11.593	$12.113	$11.524	$10.171	$9.225	$9.098	$8.460
Accumulation unit value at end of period	$14.610	$12.621	$13.768	$12.224	$11.593	$12.113	$11.524	$10.171	$9.225	$9.098
Number of accumulation units outstanding at end of period (in thousands)	154	168	177	221	226	304	316	228	216	183
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.020	$16.419	$14.606	$13.880	$14.532	$13.853	$12.250	$11.133	$11.002	$10.252
Accumulation unit value at end of period	$17.353	$15.020	$16.419	$14.606	$13.880	$14.532	$13.853	$12.250	$11.133	$11.002
Number of accumulation units outstanding at end of period (in thousands)	213	226	258	309	336	365	386	439	461	444
American Funds Capital World Growth and Income FundSM
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$80.945	$90.521	$72.826	$68.608	$70.357	$67.874	$54.513	$45.898	$49.800	$46.260
Accumulation unit value at end of period	$101.130	$80.945	$90.521	$72.826	$68.608	$70.357	$67.874	$54.513	$45.898	$49.800
Number of accumulation units outstanding at end of period (in thousands)	15	16	19	17	17	20	23	23	21	4
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.447	$16.180	$13.037	$12.300	$12.633	$12.205	$9.818	$8.278	$8.996	$8.369
Accumulation unit value at end of period	$18.022	$14.447	$16.180	$13.037	$12.300	$12.633	$12.205	$9.818	$8.278	$8.996
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	31	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.104	$27.051	$21.839	$20.646	$21.247	$20.569	$16.578	$14.007	$15.251	$14.217
Accumulation unit value at end of period	$30.010	$24.104	$27.051	$21.839	$20.646	$21.247	$20.569	$16.578	$14.007	$15.251
Number of accumulation units outstanding at end of period (in thousands)	89	95	109	128	137	137	162	119	115	128
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.597	$26.522	$21.444	$20.303	$20.925	$20.288	$16.376	$13.857	$15.110	$14.107
Accumulation unit value at end of period	$29.335	$23.597	$26.522	$21.444	$20.303	$20.925	$20.288	$16.376	$13.857	$15.110
Number of accumulation units outstanding at end of period (in thousands)	186	196	195	211	227	216	202	237	235	172
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.101	$26.003	$21.056	$19.965	$20.608	$20.010	$16.176	$15.699	$-	$-
Accumulation unit value at end of period	$28.675	$23.101	$26.003	$21.056	$19.965	$20.608	$20.010	$16.176	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	43	48	53	64	57	57	74	65	-	-

APP I-23

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.785	$15.533	$12.590	$11.950	$12.347	$12.001	$9.711	$8.238	$9.006	$8.429
Accumulation unit value at end of period	$17.094	$13.785	$15.533	$12.590	$11.950	$12.347	$12.001	$9.711	$8.238	$9.006
Number of accumulation units outstanding at end of period (in thousands)	111	115	150	179	195	176	167	204	164	91
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.455	$25.327	$20.549	$19.524	$20.193	$19.647	$15.914	$13.513	$14.787	$13.854
Accumulation unit value at end of period	$27.817	$22.455	$25.327	$20.549	$19.524	$20.193	$19.647	$15.914	$13.513	$14.787
Number of accumulation units outstanding at end of period (in thousands)	97	102	99	90	110	149	142	143	126	127
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.313	$15.047	$12.233	$11.645	$12.069	$11.766	$9.549	$8.125	$8.909	$8.363
Accumulation unit value at end of period	$16.460	$13.313	$15.047	$12.233	$11.645	$12.069	$11.766	$9.549	$8.125	$8.909
Number of accumulation units outstanding at end of period (in thousands)	126	153	155	185	185	225	258	191	204	208
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.217	$24.028	$19.573	$18.670	$19.388	$18.939	$15.402	$13.131	$14.427	$13.570
Accumulation unit value at end of period	$26.179	$21.217	$24.028	$19.573	$18.670	$19.388	$18.939	$15.402	$13.131	$14.427
Number of accumulation units outstanding at end of period (in thousands)	112	117	129	152	152	180	171	206	197	158
American Funds EuroPacific Growth Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.790	$28.145	$21.597	$21.514	$21.759	$22.412	$18.710	$15.738	$18.268	$16.749
Accumulation unit value at end of period	$30.119	$23.790	$28.145	$21.597	$21.514	$21.759	$22.412	$18.710	$15.738	$18.268
Number of accumulation units outstanding at end of period (in thousands)	163	268	245	230	221	183	169	156	33	7
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.982	$14.197	$10.910	$10.884	$11.025	$11.373	$9.509	$8.010	$9.312	$8.550
Accumulation unit value at end of period	$15.146	$11.982	$14.197	$10.910	$10.884	$11.025	$11.373	$9.509	$8.010	$9.312
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	27	24	25	27	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.457	$29.037	$22.359	$22.351	$22.684	$23.447	$19.643	$16.580	$19.314	$17.769
Accumulation unit value at end of period	$30.855	$24.457	$29.037	$22.359	$22.351	$22.684	$23.447	$19.643	$16.580	$19.314
Number of accumulation units outstanding at end of period (in thousands)	74	78	94	101	93	101	89	72	134	103

APP I-24

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.824	$28.327	$21.845	$21.870	$22.229	$23.012	$19.307	$16.321	$19.041	$17.544
Accumulation unit value at end of period	$30.011	$23.824	$28.327	$21.845	$21.870	$22.229	$23.012	$19.307	$16.321	$19.041
Number of accumulation units outstanding at end of period (in thousands)	110	148	121	121	126	133	179	133	114	100
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.434	$26.715	$20.633	$20.687	$21.059	$21.833	$18.345	$17.547	$-	$-
Accumulation unit value at end of period	$28.218	$22.434	$26.715	$20.633	$20.687	$21.059	$21.833	$18.345	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	28	46	69	87	74	53	40	33	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.600	$13.827	$10.690	$10.728	$10.932	$11.345	$9.543	$8.087	$9.458	$8.737
Accumulation unit value at end of period	$14.576	$11.600	$13.827	$10.690	$10.728	$10.932	$11.345	$9.543	$8.087	$9.458
Number of accumulation units outstanding at end of period (in thousands)	132	168	157	184	196	164	148	176	136	100
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.408	$26.737	$20.691	$20.787	$21.203	$22.026	$18.545	$15.732	$18.418	$17.029
Accumulation unit value at end of period	$28.128	$22.408	$26.737	$20.691	$20.787	$21.203	$22.026	$18.545	$15.732	$18.418
Number of accumulation units outstanding at end of period (in thousands)	40	41	48	56	60	79	86	87	109	103
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.202	$13.394	$10.386	$10.455	$10.686	$11.123	$9.383	$7.976	$9.356	$8.669
Accumulation unit value at end of period	$14.034	$11.202	$13.394	$10.386	$10.455	$10.686	$11.123	$9.383	$7.976	$9.356
Number of accumulation units outstanding at end of period (in thousands)	81	100	146	193	197	199	215	160	128	88
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.892	$25.030	$19.447	$19.615	$20.088	$20.951	$17.710	$15.084	$17.730	$16.460
Accumulation unit value at end of period	$26.121	$20.892	$25.030	$19.447	$19.615	$20.088	$20.951	$17.710	$15.084	$17.730
Number of accumulation units outstanding at end of period (in thousands)	109	116	129	160	160	165	167	188	178	163
American Funds Fundamental Investors FundSM
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.899	$21.385	$17.395	$15.511	$15.055	$13.868	$10.579	$9.059	$9.265	$8.149
Accumulation unit value at end of period	$25.307	$19.899	$21.385	$17.395	$15.511	$15.055	$13.868	$10.579	$9.059	$9.265
Number of accumulation units outstanding at end of period (in thousands)	53	52	61	62	108	101	101	100	14	13

APP I-25

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.945	$21.466	$17.487	$15.617	$15.180	$14.004	$10.699	$9.175	$9.398	$8.278
Accumulation unit value at end of period	$25.326	$19.945	$21.466	$17.487	$15.617	$15.180	$14.004	$10.699	$9.175	$9.398
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	5	45	47	50	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.185	$20.690	$16.889	$15.113	$14.719	$13.606	$10.416	$8.951	$9.186	$8.108
Accumulation unit value at end of period	$24.314	$19.185	$20.690	$16.889	$15.113	$14.719	$13.606	$10.416	$8.951	$9.186
Number of accumulation units outstanding at end of period (in thousands)	101	104	123	142	58	58	53	-	62	49
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.777	$20.280	$16.579	$14.858	$14.493	$13.417	$10.286	$8.852	$9.099	$8.043
Accumulation unit value at end of period	$23.761	$18.777	$20.280	$16.579	$14.858	$14.493	$13.417	$10.286	$8.852	$9.099
Number of accumulation units outstanding at end of period (in thousands)	198	213	226	264	355	322	362	360	312	167
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.020	$24.900	$20.386	$18.297	$17.874	$16.572	$12.725	$12.520	$-	$-
Accumulation unit value at end of period	$29.085	$23.020	$24.900	$20.386	$18.297	$17.874	$16.572	$12.725	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	21	33	33	27	50	102	121	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.240	$19.750	$16.185	$14.541	$14.219	$13.197	$10.143	$8.751	$9.017	$7.991
Accumulation unit value at end of period	$23.023	$18.240	$19.750	$16.185	$14.541	$14.219	$13.197	$10.143	$8.751	$9.017
Number of accumulation units outstanding at end of period (in thousands)	113	122	123	145	141	135	127	121	118	99
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.448	$24.331	$19.960	$17.950	$17.570	$16.323	$12.559	$10.846	$11.187	$9.923
Accumulation unit value at end of period	$28.307	$22.448	$24.331	$19.960	$17.950	$17.570	$16.323	$12.559	$10.846	$11.187
Number of accumulation units outstanding at end of period (in thousands)	9	4	5	9	8	8	25	35	65	61
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.616	$19.131	$15.726	$14.170	$13.899	$12.938	$9.974	$8.631	$8.920	$7.928
Accumulation unit value at end of period	$22.169	$17.616	$19.131	$15.726	$14.170	$13.899	$12.938	$9.974	$8.631	$8.920
Number of accumulation units outstanding at end of period (in thousands)	121	143	163	222	245	268	271	184	144	118

APP I-26

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.348	$23.232	$19.134	$17.276	$16.979	$15.837	$12.233	$10.607	$10.984	$9.783
Accumulation unit value at end of period	$26.812	$21.348	$23.232	$19.134	$17.276	$16.979	$15.837	$12.233	$10.607	$10.984
Number of accumulation units outstanding at end of period (in thousands)	101	109	117	154	162	187	206	261	274	285
American Funds New Perspective Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.760	$19.992	$15.564	$15.334	$14.603	$14.198	$11.231	$9.328	$10.132	$9.018
Accumulation unit value at end of period	$24.315	$18.760	$19.992	$15.564	$15.334	$14.603	$14.198	$11.231	$9.328	$10.132
Number of accumulation units outstanding at end of period (in thousands)	79	72	67	68	76	73	65	64	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.107	$19.326	$15.067	$14.867	$14.180	$13.808	$10.938	$9.099	$9.897	$8.822
Accumulation unit value at end of period	$23.434	$18.107	$19.326	$15.067	$14.867	$14.180	$13.808	$10.938	$9.099	$9.897
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	8	4	3	1	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.725	$18.956	$14.808	$14.640	$13.992	$13.652	$10.837	$9.032	$9.845	$8.793
Accumulation unit value at end of period	$22.894	$17.725	$18.956	$14.808	$14.640	$13.992	$13.652	$10.837	$9.032	$9.845
Number of accumulation units outstanding at end of period (in thousands)	16	15	20	22	-	-	-	-	77	61
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.702	$18.960	$14.834	$14.687	$14.058	$13.737	$10.920	$12.261	$12.991	$11.662
Accumulation unit value at end of period	$22.830	$17.702	$18.960	$14.834	$14.687	$14.058	$13.737	$10.920	$12.261	$12.991
Number of accumulation units outstanding at end of period (in thousands)	65	74	88	102	124	110	99	84	374	375
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.146	$23.756	$18.614	$18.458	$17.693	$17.315	$13.786	$13.367	$-	$-
Accumulation unit value at end of period	$28.519	$22.146	$23.756	$18.614	$18.458	$17.693	$17.315	$13.786	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	20	17	16	3	2	2	14	33	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.195	$18.464	$14.482	$14.375	$13.793	$13.512	$10.768	$9.011	$9.861	$8.843
Accumulation unit value at end of period	$22.121	$17.195	$18.464	$14.482	$14.375	$13.793	$13.512	$10.768	$9.011	$9.861
Number of accumulation units outstanding at end of period (in thousands)	62	63	60	72	75	47	33	33	29	15

APP I-27

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.596	$23.213	$18.225	$18.108	$17.393	$17.055	$13.606	$11.397	$12.485	$11.207
Accumulation unit value at end of period	$27.755	$21.596	$23.213	$18.225	$18.108	$17.393	$17.055	$13.606	$11.397	$12.485
Number of accumulation units outstanding at end of period (in thousands)	33	33	37	44	45	39	46	43	56	50
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.607	$17.886	$14.070	$14.008	$13.482	$13.247	$10.589	$8.887	$9.755	$8.774
Accumulation unit value at end of period	$21.300	$16.607	$17.886	$14.070	$14.008	$13.482	$13.247	$10.589	$8.887	$9.755
Number of accumulation units outstanding at end of period (in thousands)	64	76	81	100	98	101	84	71	63	57
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.538	$22.164	$17.471	$17.428	$16.807	$16.547	$13.253	$11.146	$12.259	$11.048
Accumulation unit value at end of period	$26.290	$20.538	$22.164	$17.471	$17.428	$16.807	$16.547	$13.253	$11.146	$12.259
Number of accumulation units outstanding at end of period (in thousands)	70	75	85	97	90	92	106	100	100	82
American Funds The Bond Fund of America®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.104	$13.160	$12.789	$12.485	$12.495	$11.876	$12.155	$11.515	$10.848	$10.143
Accumulation unit value at end of period	$14.114	$13.104	$13.160	$12.789	$12.485	$12.495	$11.876	$12.155	$11.515	$10.848
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.786	$12.860	$12.515	$12.236	$12.264	$11.674	$11.966	$11.354	$10.712	$10.031
Accumulation unit value at end of period	$13.750	$12.786	$12.860	$12.515	$12.236	$12.264	$11.674	$11.966	$11.354	$10.712
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.399	$12.496	$12.186	$11.937	$11.989	$11.435	$11.745	$11.166	$10.555	$9.904
Accumulation unit value at end of period	$13.308	$12.399	$12.496	$12.186	$11.937	$11.989	$11.435	$11.745	$11.166	$10.555
Number of accumulation units outstanding at end of period (in thousands)	31	31	35	35	22	21	44	28	22	18
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.365	$12.481	$12.189	$11.959	$12.029	$11.490	$11.819	$11.253	$10.654	$10.012
Accumulation unit value at end of period	$13.252	$12.365	$12.481	$12.189	$11.959	$12.029	$11.490	$11.819	$11.253	$10.654
Number of accumulation units outstanding at end of period (in thousands)	75	84	98	95	116	115	87	102	94	66

APP I-28

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.877	$13.017	$12.731	$12.509	$12.601	$12.055	$12.418	$12.404	$-	$-
Accumulation unit value at end of period	$13.779	$12.876	$13.017	$12.731	$12.509	$12.601	$12.055	$12.418	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	14	17	19	17	17	46	64	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.012	$12.155	$11.900	$11.704	$11.802	$11.302	$11.654	$11.124	$10.558	$9.947
Accumulation unit value at end of period	$12.841	$12.012	$12.155	$11.900	$11.704	$11.802	$11.302	$11.654	$11.124	$10.558
Number of accumulation units outstanding at end of period (in thousands)	50	52	55	57	50	43	40	40	40	47
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.557	$12.719	$12.465	$12.272	$12.387	$11.874	$12.257	$11.711	$11.126	$10.492
Accumulation unit value at end of period	$13.410	$12.557	$12.719	$12.465	$12.272	$12.387	$11.874	$12.257	$11.711	$11.126
Number of accumulation units outstanding at end of period (in thousands)	37	35	33	29	27	27	26	32	44	62
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.601	$11.774	$11.562	$11.406	$11.536	$11.080	$11.460	$10.972	$10.444	$9.869
Accumulation unit value at end of period	$12.364	$11.601	$11.774	$11.562	$11.406	$11.536	$11.080	$11.460	$10.972	$10.444
Number of accumulation units outstanding at end of period (in thousands)	40	37	44	69	79	67	76	73	78	73
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.942	$12.144	$11.949	$11.812	$11.970	$11.520	$11.939	$11.453	$10.925	$10.344
Accumulation unit value at end of period	$12.702	$11.942	$12.144	$11.949	$11.812	$11.970	$11.520	$11.939	$11.453	$10.925
Number of accumulation units outstanding at end of period (in thousands)	72	72	89	127	131	127	154	173	187	202
American Funds The Growth Fund of America®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$31.673	$32.736	$26.041	$24.086	$22.932	$21.050	$15.777	$13.126	$13.838	$12.360
Accumulation unit value at end of period	$40.449	$31.673	$32.736	$26.041	$24.086	$22.932	$21.050	$15.777	$13.126	$13.838
Number of accumulation units outstanding at end of period (in thousands)	111	212	241	194	268	242	234	226	114	97
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.250	$21.996	$17.524	$16.233	$15.478	$14.229	$10.681	$8.899	$9.396	$8.405
Accumulation unit value at end of period	$27.097	$21.250	$21.996	$17.524	$16.233	$15.478	$14.229	$10.681	$8.899	$9.396
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	22	18	22	22	40

APP I-29

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.329	$30.421	$24.284	$22.540	$21.535	$19.837	$14.919	$12.456	$13.178	$11.812
Accumulation unit value at end of period	$37.325	$29.329	$30.421	$24.284	$22.540	$21.535	$19.837	$14.919	$12.456	$13.178
Number of accumulation units outstanding at end of period (in thousands)	109	119	173	208	204	171	211	156	256	205
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.569	$29.677	$23.726	$22.054	$21.103	$19.468	$14.664	$12.261	$12.991	$11.662
Accumulation unit value at end of period	$36.303	$28.569	$29.677	$23.726	$22.054	$21.103	$19.468	$14.664	$12.261	$12.991
Number of accumulation units outstanding at end of period (in thousands)	312	323	288	302	335	309	282	343	374	375
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$29.497	$30.688	$24.570	$22.873	$21.920	$20.252	$15.277	$15.023	$-	$-
Accumulation unit value at end of period	$37.426	$29.497	$30.688	$24.570	$22.873	$21.920	$20.252	$15.277	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	58	66	87	80	81	103	125	147	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.521	$20.330	$16.293	$15.183	$14.565	$13.470	$10.171	$8.526	$9.056	$8.150
Accumulation unit value at end of period	$24.744	$19.521	$20.330	$16.293	$15.183	$14.565	$13.470	$10.171	$8.526	$9.056
Number of accumulation units outstanding at end of period (in thousands)	151	172	257	306	352	291	292	327	345	207
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.871	$28.012	$22.472	$20.962	$20.129	$18.634	$14.085	$11.818	$12.566	$11.320
Accumulation unit value at end of period	$34.026	$26.871	$28.012	$22.472	$20.962	$20.129	$18.634	$14.085	$11.818	$12.566
Number of accumulation units outstanding at end of period (in thousands)	102	107	135	194	205	228	220	206	283	324
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.853	$19.693	$15.830	$14.796	$14.236	$13.206	$10.002	$8.409	$8.959	$8.086
Accumulation unit value at end of period	$23.826	$18.853	$19.693	$15.830	$14.796	$14.236	$13.206	$10.002	$8.409	$8.959
Number of accumulation units outstanding at end of period (in thousands)	217	255	286	338	329	396	376	304	344	329
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.054	$26.223	$21.121	$19.781	$19.070	$17.725	$13.451	$11.332	$12.097	$10.941
Accumulation unit value at end of period	$31.598	$25.054	$26.223	$21.121	$19.781	$19.070	$17.725	$13.451	$11.332	$12.097
Number of accumulation units outstanding at end of period (in thousands)	246	257	281	353	353	388	443	520	495	492

APP I-30

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds The Income Fund of America®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.265	$17.204	$15.232	$13.827	$14.088	$13.042	$11.075	$9.925	$9.435	$8.455
Accumulation unit value at end of period	$19.271	$16.265	$17.204	$15.232	$13.827	$14.088	$13.042	$11.075	$9.925	$9.435
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.275	$18.301	$16.227	$14.752	$15.053	$13.957	$11.870	$10.653	$10.142	$9.102
Accumulation unit value at end of period	$20.437	$17.275	$18.301	$16.227	$14.752	$15.053	$13.957	$11.870	$10.653	$10.142
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.828	$16.801	$14.927	$13.597	$13.903	$12.916	$11.006	$9.898	$9.442	$8.491
Accumulation unit value at end of period	$18.688	$15.828	$16.801	$14.927	$13.597	$13.903	$12.916	$11.006	$9.898	$9.442
Number of accumulation units outstanding at end of period (in thousands)	96	107	134	134	50	60	93	58	50	44
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.348	$16.316	$14.518	$13.244	$13.562	$12.619	$10.769	$9.699	$9.267	$8.345
Accumulation unit value at end of period	$18.094	$15.348	$16.316	$14.518	$13.244	$13.562	$12.619	$10.769	$9.699	$9.267
Number of accumulation units outstanding at end of period (in thousands)	203	251	294	339	411	392	303	287	245	105
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.344	$19.531	$17.404	$15.901	$16.307	$15.196	$12.988	$12.860	$-	$-
Accumulation unit value at end of period	$21.593	$18.344	$19.531	$17.404	$15.901	$16.307	$15.196	$12.988	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	16	12	17	16	49	94	101	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.909	$15.889	$14.173	$12.962	$13.307	$12.412	$10.619	$9.588	$9.183	$8.291
Accumulation unit value at end of period	$17.532	$14.909	$15.889	$14.173	$12.962	$13.307	$12.412	$10.619	$9.588	$9.183
Number of accumulation units outstanding at end of period (in thousands)	78	80	137	139	142	132	113	163	169	62
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.889	$19.085	$17.040	$15.600	$16.031	$14.967	$12.818	$11.586	$11.107	$10.038
Accumulation unit value at end of period	$21.016	$17.889	$19.085	$17.040	$15.600	$16.031	$14.967	$12.818	$11.586	$11.107
Number of accumulation units outstanding at end of period (in thousands)	65	61	68	62	64	57	43	36	50	57
APP I-31

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.398	$15.392	$13.770	$12.632	$13.007	$12.168	$10.442	$9.457	$9.084	$8.226
Accumulation unit value at end of period	$16.881	$14.398	$15.392	$13.770	$12.632	$13.007	$12.168	$10.442	$9.457	$9.084
Number of accumulation units outstanding at end of period (in thousands)	38	45	70	107	107	129	136	104	88	75
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.012	$18.222	$16.335	$15.014	$15.491	$14.521	$12.486	$11.330	$10.906	$9.896
Accumulation unit value at end of period	$19.906	$17.012	$18.222	$16.335	$15.014	$15.491	$14.521	$12.486	$11.330	$10.906
Number of accumulation units outstanding at end of period (in thousands)	92	101	105	135	135	134	154	164	175	156
American Funds The Investment Company of America®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.487	$19.845	$16.637	$14.573	$14.839	$13.287	$10.071	$8.742	$8.931	$8.083
Accumulation unit value at end of period	$22.940	$18.487	$19.845	$16.637	$14.573	$14.839	$13.287	$10.071	$8.742	$8.931
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	49	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.637	$21.111	$17.726	$15.549	$15.857	$14.220	$10.794	$9.384	$9.601	$8.702
Accumulation unit value at end of period	$24.331	$19.637	$21.111	$17.726	$15.549	$15.857	$14.220	$10.794	$9.384	$9.601
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.970	$19.358	$16.286	$14.315	$14.628	$13.144	$9.997	$8.709	$8.928	$8.108
Accumulation unit value at end of period	$22.220	$17.970	$19.358	$16.286	$14.315	$14.628	$13.144	$9.997	$8.709	$8.928
Number of accumulation units outstanding at end of period (in thousands)	64	65	64	79	80	78	103	74	111	94
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.444	$18.820	$15.857	$13.959	$14.285	$12.855	$9.792	$8.543	$8.771	$7.978
Accumulation unit value at end of period	$21.538	$17.444	$18.820	$15.857	$13.959	$14.285	$12.855	$9.792	$8.543	$8.771
Number of accumulation units outstanding at end of period (in thousands)	137	152	154	164	170	140	69	89	79	69
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.567	$22.223	$18.752	$16.532	$16.944	$15.270	$11.649	$11.626	$-	$-
Accumulation unit value at end of period	$25.356	$20.567	$22.223	$18.752	$16.532	$16.944	$15.270	$11.649	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	11	13	13	13	36	87	109	-	-

APP I-32

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.945	$18.328	$15.481	$13.661	$14.016	$12.645	$9.656	$8.445	$8.692	$7.926
Accumulation unit value at end of period	$20.870	$16.945	$18.328	$15.481	$13.661	$14.016	$12.645	$9.656	$8.445	$8.692
Number of accumulation units outstanding at end of period (in thousands)	72	77	76	110	111	79	66	41	52	52
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.056	$21.715	$18.360	$16.218	$16.656	$15.041	$11.497	$10.066	$10.371	$9.466
Accumulation unit value at end of period	$24.677	$20.056	$21.715	$18.360	$16.218	$16.656	$15.041	$11.497	$10.066	$10.371
Number of accumulation units outstanding at end of period (in thousands)	20	14	13	24	25	25	52	48	62	81
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.365	$17.754	$15.041	$13.313	$13.700	$12.396	$9.495	$8.329	$8.599	$7.864
Accumulation unit value at end of period	$20.095	$16.365	$17.754	$15.041	$13.313	$13.700	$12.396	$9.495	$8.329	$8.599
Number of accumulation units outstanding at end of period (in thousands)	65	80	105	77	87	78	105	102	92	68
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.073	$20.734	$17.601	$15.609	$16.095	$14.593	$11.199	$9.844	$10.183	$9.332
Accumulation unit value at end of period	$23.374	$19.073	$20.734	$17.601	$15.609	$16.095	$14.593	$11.199	$9.844	$10.183
Number of accumulation units outstanding at end of period (in thousands)	75	89	108	160	148	166	174	180	156	143
American Funds The New Economy Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.758	$23.841	$17.804	$17.475	$16.891	$16.208	$11.338	$9.174	$9.753	$8.630
Accumulation unit value at end of period	$28.687	$22.758	$23.841	$17.804	$17.475	$16.891	$16.208	$11.338	$9.174	$9.753
Number of accumulation units outstanding at end of period (in thousands)	26	30	29	33	28	32	7	3	3	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.584	$24.744	$18.506	$18.191	$17.610	$16.923	$11.855	$9.607	$10.230	$9.065
Accumulation unit value at end of period	$29.684	$23.584	$24.744	$18.506	$18.191	$17.610	$16.923	$11.855	$9.607	$10.230
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	21	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.102	$23.235	$17.412	$17.150	$16.636	$16.018	$11.244	$9.130	$9.741	$8.649
Accumulation unit value at end of period	$27.762	$22.102	$23.235	$17.412	$17.150	$16.636	$16.018	$11.244	$9.130	$9.741
Number of accumulation units outstanding at end of period (in thousands)	13	13	15	1	2	2	23	13	21	21

APP I-33

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.475	$22.610	$16.969	$16.739	$16.261	$15.681	$11.024	$8.965	$9.579	$8.518
Accumulation unit value at end of period	$26.934	$21.475	$22.610	$16.969	$16.739	$16.261	$15.681	$11.024	$8.965	$9.579
Number of accumulation units outstanding at end of period (in thousands)	23	23	20	25	31	34	32	27	30	31
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.590	$28.038	$21.074	$20.820	$20.255	$19.563	$13.773	$13.373	$-	$-
Accumulation unit value at end of period	$33.300	$26.590	$28.038	$21.074	$20.820	$20.255	$19.563	$13.773	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	6	10	4	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.860	$22.018	$16.566	$16.383	$15.955	$15.424	$10.871	$8.862	$9.493	$8.463
Accumulation unit value at end of period	$26.098	$20.860	$22.018	$16.566	$16.383	$15.955	$15.424	$10.871	$8.862	$9.493
Number of accumulation units outstanding at end of period (in thousands)	9	12	13	8	7	5	9	4	1	0
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.930	$27.397	$20.634	$20.425	$19.911	$19.269	$13.594	$11.093	$11.895	$10.614
Accumulation unit value at end of period	$32.409	$25.930	$27.397	$20.634	$20.425	$19.911	$19.269	$13.594	$11.093	$11.895
Number of accumulation units outstanding at end of period (in thousands)	2	2	6	8	6	5	1	4	0	7
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.146	$21.329	$16.096	$15.965	$15.594	$15.121	$10.689	$8.740	$9.391	$8.397
Accumulation unit value at end of period	$25.130	$20.146	$21.329	$16.096	$15.965	$15.594	$15.121	$10.689	$8.740	$9.391
Number of accumulation units outstanding at end of period (in thousands)	12	12	14	21	25	29	29	21	20	21
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.659	$26.160	$19.780	$19.659	$19.241	$18.695	$13.241	$10.849	$11.680	$10.464
Accumulation unit value at end of period	$30.697	$24.659	$26.160	$19.780	$19.659	$19.241	$18.695	$13.241	$10.849	$11.680
Number of accumulation units outstanding at end of period (in thousands)	24	25	25	32	27	29	29	26	24	19
American Funds Washington Mutual Investors FundSM
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.332	$19.990	$16.696	$14.775	$14.851	$13.400	$10.193	$9.094	$8.525	$7.547
Accumulation unit value at end of period	$24.188	$19.332	$19.990	$16.696	$14.775	$14.851	$13.400	$10.193	$9.094	$8.525
Number of accumulation units outstanding at end of period (in thousands)	-	-	8	8	22	20	22	21	19	20

APP I-34

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.908	$21.653	$18.111	$16.052	$16.158	$14.602	$11.124	$9.939	$9.331	$8.273
Accumulation unit value at end of period	$26.121	$20.908	$21.653	$18.111	$16.052	$16.158	$14.602	$11.124	$9.939	$9.331
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.467	$21.238	$17.800	$15.807	$15.944	$14.437	$11.021	$9.867	$9.282	$8.245
Accumulation unit value at end of period	$25.518	$20.467	$21.238	$17.800	$15.807	$15.944	$14.437	$11.021	$9.867	$9.282
Number of accumulation units outstanding at end of period (in thousands)	46	48	50	60	56	53	51	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.242	$18.958	$15.913	$14.153	$14.297	$12.965	$9.911	$8.887	$8.373	$7.449
Accumulation unit value at end of period	$22.710	$18.242	$18.958	$15.913	$14.153	$14.297	$12.965	$9.911	$8.887	$8.373
Number of accumulation units outstanding at end of period (in thousands)	11	15	21	28	29	26	18	60	42	16
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.978	$22.875	$19.230	$17.128	$17.328	$15.738	$12.049	$12.077	$-	$-
Accumulation unit value at end of period	$27.321	$21.978	$22.875	$19.230	$17.128	$17.328	$15.738	$12.049	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	9	8	7	7	12	16	21	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.720	$18.462	$15.535	$13.851	$14.027	$12.752	$9.773	$8.785	$8.297	$7.401
Accumulation unit value at end of period	$22.006	$17.720	$18.462	$15.535	$13.851	$14.027	$12.752	$9.773	$8.785	$8.297
Number of accumulation units outstanding at end of period (in thousands)	32	32	31	25	32	25	18	14	47	36
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.433	$22.353	$18.828	$16.804	$17.034	$15.501	$11.892	$10.700	$10.116	$9.032
Accumulation unit value at end of period	$26.589	$21.433	$22.353	$18.828	$16.804	$17.034	$15.501	$11.892	$10.700	$10.116
Number of accumulation units outstanding at end of period (in thousands)	41	41	30	31	32	31	31	32	38	19
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.113	$17.884	$15.094	$13.498	$13.711	$12.502	$9.610	$8.664	$8.208	$7.343
Accumulation unit value at end of period	$21.189	$17.113	$17.884	$15.094	$13.498	$13.711	$12.502	$9.610	$8.664	$8.208
Number of accumulation units outstanding at end of period (in thousands)	29	44	59	67	68	65	53	36	30	25

APP I-35

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.382	$21.343	$18.049	$16.173	$16.460	$15.039	$11.584	$10.465	$9.933	$8.904
Accumulation unit value at end of period	$25.185	$20.382	$21.343	$18.049	$16.173	$16.460	$15.039	$11.584	$10.465	$9.933
Number of accumulation units outstanding at end of period (in thousands)	41	44	43	58	50	74	88	97	85	96
Ave Maria Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.990	$28.504	$22.380	$19.969	$20.525	$19.092	$14.519	$12.658	$12.590	$11.347
Accumulation unit value at end of period	$38.372	$27.990	$28.504	$22.380	$19.969	$20.525	$19.092	$14.519	$12.658	$12.590
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	1	0	0	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$27.621	$28.171	$22.151	$19.795	$20.376	$18.982	$14.457	$12.623	$12.574	$11.344
Accumulation unit value at end of period	$37.810	$27.621	$28.171	$22.151	$19.795	$20.376	$18.982	$14.457	$12.623	$12.574
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	2	0	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$27.137	$27.732	$21.850	$19.565	$20.180	$18.837	$14.375	$12.576	$12.553	$11.340
Accumulation unit value at end of period	$37.073	$27.137	$27.732	$21.850	$19.565	$20.180	$18.837	$14.375	$12.576	$12.553
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.779	$27.408	$21.627	$19.394	$20.033	$18.728	$14.314	$12.541	$12.537	$11.337
Accumulation unit value at end of period	$36.530	$26.779	$27.408	$21.627	$19.394	$20.033	$18.728	$14.314	$12.541	$12.537
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	6	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.426	$27.088	$21.407	$19.225	$19.888	$18.621	$14.253	$14.228	$-	$-
Accumulation unit value at end of period	$35.994	$26.426	$27.088	$21.407	$19.225	$19.888	$18.621	$14.253	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$26.194	$26.877	$21.261	$19.113	$19.792	$18.549	$14.213	$12.484	$12.511	$11.332
Accumulation unit value at end of period	$35.642	$26.194	$26.877	$21.261	$19.113	$19.792	$18.549	$14.213	$12.484	$12.511
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-36

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.963	$26.667	$21.116	$19.001	$19.697	$18.478	$14.172	$12.461	$12.500	$11.330
Accumulation unit value at end of period	$35.292	$25.963	$26.667	$21.116	$19.001	$19.697	$18.478	$14.172	$12.461	$12.500
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	3	5	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$25.508	$26.252	$20.829	$18.781	$19.507	$18.337	$14.092	$12.415	$12.479	$11.325
Accumulation unit value at end of period	$34.604	$25.508	$26.252	$20.829	$18.781	$19.507	$18.337	$14.092	$12.415	$12.479
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	1	2	6	5	4	2	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369	$12.458	$11.321
Accumulation unit value at end of period	$33.930	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369	$12.458
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	8	8	7	6	4	3	0
Ave Maria Rising Dividend Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.133	$25.351	$21.701	$18.816	$19.993	$18.295	$13.669	$12.002	$11.470	$10.809
Accumulation unit value at end of period	$30.789	$24.133	$25.351	$21.701	$18.816	$19.993	$18.295	$13.669	$12.002	$11.470
Number of accumulation units outstanding at end of period (in thousands)	19	18	18	17	15	16	30	19	31	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.815	$25.055	$21.479	$18.652	$19.849	$18.190	$13.610	$11.968	$11.456	$10.806
Accumulation unit value at end of period	$30.338	$23.815	$25.055	$21.479	$18.652	$19.849	$18.190	$13.610	$11.968	$11.456
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	8	4	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.398	$24.665	$21.187	$18.435	$19.657	$18.051	$13.533	$11.924	$11.436	$10.802
Accumulation unit value at end of period	$29.747	$23.398	$24.665	$21.187	$18.435	$19.657	$18.051	$13.533	$11.924	$11.436
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	2	1
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.089	$24.377	$20.971	$18.274	$19.515	$17.947	$13.475	$11.891	$11.422	$10.799
Accumulation unit value at end of period	$29.311	$23.089	$24.377	$20.971	$18.274	$19.515	$17.947	$13.475	$11.891	$11.422
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	8	-	-	0	-	-	-

APP I-37

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.785	$24.092	$20.757	$18.115	$19.374	$17.844	$13.418	$13.179	$-	$-
Accumulation unit value at end of period	$28.881	$22.785	$24.092	$20.757	$18.115	$19.374	$17.844	$13.418	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	37	34	15	0	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.585	$23.904	$20.615	$18.009	$19.280	$17.775	$13.380	$11.836	$11.398	$10.794
Accumulation unit value at end of period	$28.598	$22.585	$23.904	$20.615	$18.009	$19.280	$17.775	$13.380	$11.836	$11.398
Number of accumulation units outstanding at end of period (in thousands)	3	14	13	11	11	9	8	7	7	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.386	$23.717	$20.475	$17.904	$19.187	$17.707	$13.342	$11.815	$11.388	$10.792
Accumulation unit value at end of period	$28.318	$22.386	$23.717	$20.475	$17.904	$19.187	$17.707	$13.342	$11.815	$11.388
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	8	6	-	-	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.993	$23.348	$20.196	$17.696	$19.002	$17.571	$13.266	$11.771	$11.369	$10.788
Accumulation unit value at end of period	$27.766	$21.993	$23.348	$20.196	$17.696	$19.002	$17.571	$13.266	$11.771	$11.369
Number of accumulation units outstanding at end of period (in thousands)	9	15	29	26	26	26	33	14	6	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728	$11.350	$10.784
Accumulation unit value at end of period	$27.225	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728	$11.350
Number of accumulation units outstanding at end of period (in thousands)	6	6	10	8	7	5	3	5	4	-
Ave Maria Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.518	$11.526	$9.791	$8.409	$14.423	$15.677	$12.395	$11.939	$11.787	$10.695
Accumulation unit value at end of period	$12.677	$10.518	$11.526	$9.791	$8.409	$14.423	$15.677	$12.395	$11.939	$11.787
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	0	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$10.463	$11.484	$9.770	$8.403	$14.319	$15.587	$12.342	$11.906	$11.772	$10.692
Accumulation unit value at end of period	$12.592	$10.463	$11.484	$9.770	$8.403	$14.319	$15.587	$12.342	$11.906	$11.772
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	0	-	0	-	-	-

APP I-38

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.391	$11.428	$9.741	$8.395	$14.181	$15.467	$12.272	$11.862	$11.752	$10.688
Accumulation unit value at end of period	$12.480	$10.391	$11.428	$9.741	$8.395	$14.181	$15.467	$12.272	$11.862	$11.752
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	0	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.337	$11.386	$9.720	$8.389	$14.078	$15.378	$12.220	$11.829	$11.737	$10.685
Accumulation unit value at end of period	$12.397	$10.337	$11.386	$9.720	$8.389	$14.078	$15.378	$12.220	$11.829	$11.737
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	10	0	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.284	$11.344	$9.699	$8.383	$13.976	$15.290	$12.168	$12.017	$-	$-
Accumulation unit value at end of period	$12.314	$10.284	$11.344	$9.699	$8.383	$13.976	$15.290	$12.168	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	0	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.248	$11.316	$9.684	$8.379	$13.908	$15.231	$12.133	$11.775	$11.712	$10.680
Accumulation unit value at end of period	$12.259	$10.248	$11.316	$9.684	$8.379	$13.908	$15.231	$12.133	$11.775	$11.712
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	0	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.213	$11.288	$9.670	$8.375	$13.841	$15.173	$12.099	$11.753	$11.702	$10.678
Accumulation unit value at end of period	$12.205	$10.213	$11.288	$9.670	$8.375	$13.841	$15.173	$12.099	$11.753	$11.702
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	9	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.142	$11.233	$9.642	$8.368	$13.708	$15.056	$12.030	$11.710	$11.683	$10.674
Accumulation unit value at end of period	$12.096	$10.142	$11.233	$9.642	$8.368	$13.708	$15.056	$12.030	$11.710	$11.683
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	0	6	5	2	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667	$11.663	$10.670
Accumulation unit value at end of period	$11.989	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667	$11.663
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	-	0	0	0	0

APP I-39

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BlackRock Advantage Large Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.634	$37.728	$30.640	$27.858	$27.525	$27.319	$22.078	$19.901	$21.074	$17.476
Accumulation unit value at end of period	$48.864	$36.634	$37.728	$30.640	$27.858	$27.525	$27.319	$22.078	$19.901	$21.074
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$36.098	$37.232	$30.283	$27.574	$27.286	$27.122	$21.952	$19.817	$21.017	$17.454
Accumulation unit value at end of period	$48.077	$36.098	$37.232	$30.283	$27.574	$27.286	$27.122	$21.952	$19.817	$21.017
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$35.396	$36.582	$29.813	$27.200	$26.970	$26.861	$21.785	$19.705	$20.940	$17.425
Accumulation unit value at end of period	$47.048	$35.396	$36.582	$29.813	$27.200	$26.970	$26.861	$21.785	$19.705	$20.940
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$34.879	$36.101	$29.465	$26.924	$26.736	$26.668	$21.660	$19.622	$20.883	$17.404
Accumulation unit value at end of period	$46.290	$34.879	$36.101	$29.465	$26.924	$26.736	$26.668	$21.660	$19.622	$20.883
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$34.368	$35.627	$29.122	$26.649	$26.503	$26.476	$21.536	$22.087	$-	$-
Accumulation unit value at end of period	$45.545	$34.368	$35.627	$29.122	$26.649	$26.503	$26.476	$21.536	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$34.033	$35.314	$28.895	$26.468	$26.349	$26.348	$21.454	$19.484	$20.788	$17.368
Accumulation unit value at end of period	$45.055	$34.033	$35.314	$28.895	$26.468	$26.349	$26.348	$21.454	$19.484	$20.788
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	1	1	0
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$33.700	$35.004	$28.670	$26.288	$26.196	$26.222	$21.372	$19.429	$20.750	$17.354
Accumulation unit value at end of period	$44.570	$33.700	$35.004	$28.670	$26.288	$26.196	$26.222	$21.372	$19.429	$20.750
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	0	0	0
APP I-40

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$33.044	$34.393	$28.225	$25.932	$25.893	$25.970	$21.209	$19.320	$20.675	$17.325
Accumulation unit value at end of period	$43.615	$33.044	$34.393	$28.225	$25.932	$25.893	$25.970	$21.209	$19.320	$20.675
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	2	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.402	$33.791	$27.787	$25.580	$25.593	$25.721	$21.048	$19.211	$20.600	$17.297
Accumulation unit value at end of period	$42.681	$32.402	$33.791	$27.787	$25.580	$25.593	$25.721	$21.048	$19.211	$20.600
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	5	4	3	2	2	1	0
BlackRock Advantage Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$9.382	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.476	$9.382	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	21	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.370	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.441	$9.370	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$9.358	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.407	$9.358	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	-	-	-	-	-	-	-	-	-

APP I-41

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.350	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.384	$9.350	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.343	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.362	$9.343	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.327	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.316	$9.327	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.311	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.271	$9.311	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	-	-	-	-	-	-	-	-	-
BlackRock Capital Appreciation Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$40.978	$40.279	$30.379	$30.489	$28.533	$26.334	$19.682	$17.276	$19.012	$15.936
Accumulation unit value at end of period	$54.030	$40.978	$40.279	$30.379	$30.489	$28.533	$26.334	$19.682	$17.276	$19.012
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$40.379	$39.750	$30.025	$30.179	$28.285	$26.144	$19.569	$17.203	$18.961	$15.916
Accumulation unit value at end of period	$53.160	$40.379	$39.750	$30.025	$30.179	$28.285	$26.144	$19.569	$17.203	$18.961
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	55	31	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$39.594	$39.056	$29.559	$29.770	$27.958	$25.893	$19.420	$17.106	$18.892	$15.890
Accumulation unit value at end of period	$52.022	$39.594	$39.056	$29.559	$29.770	$27.958	$25.893	$19.420	$17.106	$18.892
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-42

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$39.015	$38.543	$29.214	$29.467	$27.714	$25.707	$19.309	$17.034	$18.840	$15.871
Accumulation unit value at end of period	$51.185	$39.015	$38.543	$29.214	$29.467	$27.714	$25.707	$19.309	$17.034	$18.840
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	4	3	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$38.444	$38.036	$28.873	$29.167	$27.473	$25.521	$19.199	$19.473	$-	$-
Accumulation unit value at end of period	$50.361	$38.444	$38.036	$28.873	$29.167	$27.473	$25.521	$19.199	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	4	4	7	8	12	13	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$38.068	$37.702	$28.649	$28.968	$27.314	$25.399	$19.125	$16.914	$18.754	$15.838
Accumulation unit value at end of period	$49.819	$38.068	$37.702	$28.649	$28.968	$27.314	$25.399	$19.125	$16.914	$18.754
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$37.696	$37.371	$28.426	$28.772	$27.155	$25.277	$19.052	$16.866	$18.720	$15.825
Accumulation unit value at end of period	$49.282	$37.696	$37.371	$28.426	$28.772	$27.155	$25.277	$19.052	$16.866	$18.720
Number of accumulation units outstanding at end of period (in thousands)	1	2	1	1	1	-	0	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$36.963	$36.718	$27.984	$28.382	$26.841	$25.034	$18.907	$16.771	$18.652	$15.799
Accumulation unit value at end of period	$48.227	$36.963	$36.718	$27.984	$28.382	$26.841	$25.034	$18.907	$16.771	$18.652
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	2	1	1	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$36.244	$36.077	$27.550	$27.997	$26.530	$24.794	$18.763	$16.677	$18.584	$15.773
Accumulation unit value at end of period	$47.195	$36.244	$36.077	$27.550	$27.997	$26.530	$24.794	$18.763	$16.677	$18.584
Number of accumulation units outstanding at end of period (in thousands)	3	1	1	2	2	3	2	1	2	0
BlackRock Equity Dividend Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$35.698	$38.565	$33.122	$28.554	$28.665	$26.284	$21.138	$18.886	$17.885	$15.839
Accumulation unit value at end of period	$45.424	$35.698	$38.565	$33.122	$28.554	$28.665	$26.284	$21.138	$18.886	$17.885
Number of accumulation units outstanding at end of period (in thousands)	3	6	6	6	5	28	48	21	15	-

APP I-43

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$35.176	$38.058	$32.736	$28.263	$28.416	$26.095	$21.017	$18.807	$17.836	$15.820
Accumulation unit value at end of period	$44.693	$35.176	$38.058	$32.736	$28.263	$28.416	$26.095	$21.017	$18.807	$17.836
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	5	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$34.492	$37.393	$32.228	$27.880	$28.087	$25.844	$20.857	$18.701	$17.771	$15.794
Accumulation unit value at end of period	$43.736	$34.492	$37.393	$32.228	$27.880	$28.087	$25.844	$20.857	$18.701	$17.771
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	2	2	37	36	31	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$33.987	$36.902	$31.852	$27.596	$27.843	$25.658	$20.738	$18.622	$17.723	$15.774
Accumulation unit value at end of period	$43.032	$33.987	$36.902	$31.852	$27.596	$27.843	$25.658	$20.738	$18.622	$17.723
Number of accumulation units outstanding at end of period (in thousands)	16	17	1	26	25	15	16	21	21	16
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$33.490	$36.417	$31.481	$27.315	$27.601	$25.473	$20.619	$20.689	$-	$-
Accumulation unit value at end of period	$42.339	$33.490	$36.417	$31.481	$27.315	$27.601	$25.473	$20.619	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	31	31	29	33	29	27	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$33.163	$36.097	$31.235	$27.130	$27.441	$25.351	$20.540	$18.491	$17.642	$15.742
Accumulation unit value at end of period	$41.883	$33.163	$36.097	$31.235	$27.130	$27.441	$25.351	$20.540	$18.491	$17.642
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	1	1	5	5	6	7	5
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$32.839	$35.781	$30.992	$26.945	$27.281	$25.229	$20.462	$18.439	$17.610	$15.729
Accumulation unit value at end of period	$41.433	$32.839	$35.781	$30.992	$26.945	$27.281	$25.229	$20.462	$18.439	$17.610
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	4	3	5	2	1	15	0
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$32.200	$35.155	$30.511	$26.580	$26.966	$24.987	$20.306	$18.335	$17.546	$15.703
Accumulation unit value at end of period	$40.546	$32.200	$35.155	$30.511	$26.580	$26.966	$24.987	$20.306	$18.335	$17.546
Number of accumulation units outstanding at end of period (in thousands)	13	14	12	14	13	16	7	6	7	4

APP I-44

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$31.574	$34.541	$30.038	$26.220	$26.654	$24.747	$20.152	$18.232	$17.482	$15.677
Accumulation unit value at end of period	$39.678	$31.574	$34.541	$30.038	$26.220	$26.654	$24.747	$20.152	$18.232	$17.482
Number of accumulation units outstanding at end of period (in thousands)	23	28	26	34	34	31	31	22	12	5
BlackRock Global Allocation Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.341	$16.608	$14.656	$14.127	$14.277	$14.014	$12.247	$11.132	$11.561	$10.524
Accumulation unit value at end of period	$17.982	$15.341	$16.608	$14.656	$14.127	$14.277	$14.014	$12.247	$11.132	$11.561
Number of accumulation units outstanding at end of period (in thousands)	10	111	117	164	162	154	149	144	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.806	$14.969	$13.229	$12.770	$12.926	$12.707	$11.121	$10.124	$10.530	$9.600
Accumulation unit value at end of period	$16.159	$13.806	$14.969	$13.229	$12.770	$12.926	$12.707	$11.121	$10.124	$10.530
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	21	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.491	$14.656	$12.978	$12.553	$12.732	$12.541	$10.998	$10.032	$10.455	$9.551
Accumulation unit value at end of period	$15.757	$13.491	$14.656	$12.978	$12.553	$12.732	$12.541	$10.998	$10.032	$10.455
Number of accumulation units outstanding at end of period (in thousands)	47	46	63	34	38	73	312	270	341	226
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.604	$16.977	$15.056	$14.585	$14.814	$14.615	$12.836	$11.726	$12.238	$11.197
Accumulation unit value at end of period	$18.198	$15.604	$16.977	$15.056	$14.585	$14.814	$14.615	$12.836	$11.726	$12.238
Number of accumulation units outstanding at end of period (in thousands)	54	58	56	78	83	137	140	211	156	188
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.332	$18.886	$16.774	$16.274	$16.554	$16.356	$14.386	$14.245	$-	$-
Accumulation unit value at end of period	$20.184	$17.332	$18.886	$16.774	$16.274	$16.554	$16.356	$14.386	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	8	15	6	5	13	4	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.062	$15.339	$13.637	$13.243	$13.485	$13.337	$11.743	$10.754	$11.252	$10.320
Accumulation unit value at end of period	$16.360	$14.062	$15.339	$13.637	$13.243	$13.485	$13.337	$11.743	$10.754	$11.252
Number of accumulation units outstanding at end of period (in thousands)	18	16	59	72	68	68	65	57	60	25

APP I-45

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.902	$18.455	$16.424	$15.966	$16.274	$16.111	$14.199	$13.017	$13.633	$12.517
Accumulation unit value at end of period	$19.644	$16.902	$18.455	$16.424	$15.966	$16.274	$16.111	$14.199	$13.017	$13.633
Number of accumulation units outstanding at end of period (in thousands)	49	43	53	32	27	37	30	36	35	31
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.581	$14.858	$13.250	$12.906	$13.181	$13.075	$11.547	$10.606	$11.131	$10.240
Accumulation unit value at end of period	$15.752	$13.581	$14.858	$13.250	$12.906	$13.181	$13.075	$11.547	$10.606	$11.131
Number of accumulation units outstanding at end of period (in thousands)	142	177	176	145	126	139	131	100	77	59
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.075	$17.622	$15.746	$15.367	$15.726	$15.631	$13.832	$12.731	$13.388	$12.340
Accumulation unit value at end of period	$18.608	$16.075	$17.622	$15.746	$15.367	$15.726	$15.631	$13.832	$12.731	$13.388
Number of accumulation units outstanding at end of period (in thousands)	60	64	64	107	110	125	117	128	98	62
BlackRock International Dividend Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.912	$14.889	$12.792	$12.731	$12.853	$14.511	$11.881	$10.067	$11.763	$10.623
Accumulation unit value at end of period	$15.933	$12.912	$14.889	$12.792	$12.731	$12.853	$14.511	$11.881	$10.067	$11.763
Number of accumulation units outstanding at end of period (in thousands)	-	-	39	43	38	37	45	86	81	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.742	$14.715	$12.661	$12.620	$12.759	$14.428	$11.831	$10.039	$11.748	$10.620
Accumulation unit value at end of period	$15.700	$12.741	$14.715	$12.661	$12.620	$12.759	$14.428	$11.831	$10.039	$11.748
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.518	$14.486	$12.489	$12.473	$12.636	$14.317	$11.764	$10.002	$11.728	$10.616
Accumulation unit value at end of period	$15.394	$12.518	$14.486	$12.489	$12.473	$12.636	$14.317	$11.764	$10.002	$11.728
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.353	$14.317	$12.362	$12.364	$12.545	$14.235	$11.714	$9.974	$11.713	$10.614
Accumulation unit value at end of period	$15.168	$12.353	$14.317	$12.362	$12.364	$12.545	$14.235	$11.714	$9.974	$11.713
Number of accumulation units outstanding at end of period (in thousands)	4	26	23	3	3	2	2	1	1	0

APP I-46

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.190	$14.149	$12.235	$12.256	$12.454	$14.153	$11.664	$11.090	$-	$-
Accumulation unit value at end of period	$14.945	$12.190	$14.149	$12.235	$12.256	$12.454	$14.153	$11.664	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	4	3	2	2	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.083	$14.039	$12.152	$12.184	$12.394	$14.099	$11.630	$9.928	$11.688	$10.609
Accumulation unit value at end of period	$14.799	$12.083	$14.039	$12.152	$12.184	$12.394	$14.099	$11.630	$9.928	$11.688
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	21	22	19	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.976	$13.929	$12.069	$12.113	$12.334	$14.045	$11.597	$9.910	$11.678	$10.607
Accumulation unit value at end of period	$14.654	$11.976	$13.929	$12.069	$12.113	$12.334	$14.045	$11.597	$9.910	$11.678
Number of accumulation units outstanding at end of period (in thousands)	1	1	5	4	3	2	2	1	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.766	$13.712	$11.905	$11.972	$12.215	$13.937	$11.531	$9.873	$11.659	$10.603
Accumulation unit value at end of period	$14.368	$11.766	$13.712	$11.905	$11.972	$12.215	$13.937	$11.531	$9.873	$11.659
Number of accumulation units outstanding at end of period (in thousands)	5	4	5	4	2	2	15	4	4	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.560	$13.499	$11.743	$11.833	$12.097	$13.830	$11.466	$9.837	$11.639	$10.599
Accumulation unit value at end of period	$14.088	$11.560	$13.499	$11.743	$11.833	$12.097	$13.830	$11.466	$9.837	$11.639
Number of accumulation units outstanding at end of period (in thousands)	16	16	15	15	11	9	6	12	4	2
BlackRock LifePath® Dynamic 2025 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.649	$15.399	$13.365	$12.544	$12.823	$12.218	$10.956	$10.000	$-	$-
Accumulation unit value at end of period	$17.456	$14.649	$15.399	$13.365	$12.544	$12.823	$12.218	$10.956	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.497	$15.262	$13.266	$12.470	$12.766	$12.182	$10.940	$10.000	$-	$-
Accumulation unit value at end of period	$17.248	$14.497	$15.262	$13.266	$12.470	$12.766	$12.182	$10.940	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-47

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.297	$15.081	$13.135	$12.371	$12.691	$12.134	$10.919	$10.000	$-	$-
Accumulation unit value at end of period	$16.976	$14.297	$15.081	$13.135	$12.371	$12.691	$12.134	$10.919	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.148	$14.947	$13.038	$12.298	$12.635	$12.099	$10.903	$10.000	$-	$-
Accumulation unit value at end of period	$16.774	$14.148	$14.947	$13.038	$12.298	$12.635	$12.099	$10.903	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	1	-	4	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.001	$14.814	$12.941	$12.225	$12.578	$12.063	$10.887	$10.000	$-	$-
Accumulation unit value at end of period	$16.575	$14.001	$14.814	$12.941	$12.225	$12.578	$12.063	$10.887	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.904	$14.726	$12.877	$12.177	$12.541	$12.039	$10.877	$10.000	$-	$-
Accumulation unit value at end of period	$16.443	$13.904	$14.726	$12.877	$12.177	$12.541	$12.039	$10.877	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	48	15	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.807	$14.638	$12.813	$12.128	$12.504	$12.016	$10.866	$10.000	$-	$-
Accumulation unit value at end of period	$16.313	$13.807	$14.638	$12.813	$12.128	$12.504	$12.016	$10.866	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	6	6	4	2	1	0	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.616	$14.465	$12.687	$12.033	$12.430	$11.968	$10.845	$10.000	$-	$-
Accumulation unit value at end of period	$16.055	$13.616	$14.465	$12.687	$12.033	$12.430	$11.968	$10.845	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	15	14	4	2	30	0	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.428	$14.293	$12.561	$11.938	$12.357	$11.921	$10.824	$10.000	$-	$-
Accumulation unit value at end of period	$15.801	$13.428	$14.293	$12.561	$11.938	$12.357	$11.921	$10.824	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	12	10	8	4	0	-	-

APP I-48

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BlackRock LifePath® Dynamic 2030 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.349	$15.214	$12.956	$12.117	$12.396	$11.807	$10.408	$9.231	$9.312	$8.349
Accumulation unit value at end of period	$17.464	$14.349	$15.214	$12.956	$12.117	$12.396	$11.807	$10.408	$9.231	$9.312
Number of accumulation units outstanding at end of period (in thousands)	27	28	29	26	85	85	93	74	14	0
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.925	$15.849	$13.517	$12.660	$12.971	$12.374	$10.924	$9.703	$9.803	$8.803
Accumulation unit value at end of period	$18.139	$14.925	$15.849	$13.517	$12.660	$12.971	$12.374	$10.924	$9.703	$9.803
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.861	$14.748	$12.604	$11.828	$12.143	$11.607	$10.267	$9.138	$9.251	$8.323
Accumulation unit value at end of period	$16.811	$13.861	$14.748	$12.604	$11.828	$12.143	$11.607	$10.267	$9.138	$9.251
Number of accumulation units outstanding at end of period (in thousands)	74	79	74	80	73	90	100	86	99	59
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.407	$15.353	$13.140	$12.350	$12.698	$12.156	$10.769	$9.599	$9.732	$8.769
Accumulation unit value at end of period	$17.448	$14.407	$15.353	$13.140	$12.350	$12.698	$12.156	$10.769	$9.599	$9.732
Number of accumulation units outstanding at end of period (in thousands)	191	232	256	235	224	198	182	215	204	212
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.190	$17.279	$14.810	$13.940	$14.354	$13.762	$12.210	$12.075	$-	$-
Accumulation unit value at end of period	$19.577	$16.190	$17.279	$14.810	$13.940	$14.354	$13.762	$12.210	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	133	215	130	172	159	195	182	143	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.152	$14.051	$12.056	$11.359	$11.708	$11.236	$9.979	$8.917	$9.063	$8.187
Accumulation unit value at end of period	$15.888	$13.152	$14.051	$12.056	$11.359	$11.708	$11.236	$9.979	$8.917	$9.063
Number of accumulation units outstanding at end of period (in thousands)	35	53	45	50	73	65	90	149	63	60
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.788	$16.884	$14.501	$13.677	$14.111	$13.556	$12.051	$10.780	$10.967	$9.917
Accumulation unit value at end of period	$19.054	$15.788	$16.884	$14.501	$13.677	$14.111	$13.556	$12.051	$10.780	$10.967
Number of accumulation units outstanding at end of period (in thousands)	162	159	236	213	192	211	178	137	128	186
APP I-49

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.702	$13.611	$11.713	$11.069	$11.444	$11.016	$9.813	$8.795	$8.966	$8.123
Accumulation unit value at end of period	$15.299	$12.702	$13.611	$11.713	$11.069	$11.444	$11.016	$9.813	$8.795	$8.966
Number of accumulation units outstanding at end of period (in thousands)	116	102	119	93	113	106	112	110	85	67
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.015	$16.122	$13.902	$13.164	$13.636	$13.153	$11.740	$10.543	$10.769	$9.777
Accumulation unit value at end of period	$18.048	$15.015	$16.122	$13.902	$13.164	$13.636	$13.153	$11.740	$10.543	$10.769
Number of accumulation units outstanding at end of period (in thousands)	146	147	160	193	207	203	220	203	152	115
BlackRock LifePath® Dynamic 2035 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.649	$16.771	$14.059	$13.094	$13.416	$12.756	$11.085	$10.000	$-	$-
Accumulation unit value at end of period	$19.306	$15.649	$16.771	$14.059	$13.094	$13.416	$12.756	$11.085	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.486	$16.622	$13.955	$13.016	$13.356	$12.719	$11.069	$10.000	$-	$-
Accumulation unit value at end of period	$19.076	$15.486	$16.622	$13.955	$13.016	$13.356	$12.719	$11.069	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.272	$16.425	$13.817	$12.913	$13.277	$12.669	$11.047	$10.000	$-	$-
Accumulation unit value at end of period	$18.775	$15.272	$16.425	$13.817	$12.913	$13.277	$12.669	$11.047	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.113	$16.279	$13.714	$12.836	$13.218	$12.631	$11.031	$10.000	$-	$-
Accumulation unit value at end of period	$18.552	$15.113	$16.279	$13.714	$12.836	$13.218	$12.631	$11.031	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.956	$16.134	$13.613	$12.760	$13.159	$12.594	$11.015	$10.000	$-	$-
Accumulation unit value at end of period	$18.332	$14.956	$16.134	$13.613	$12.760	$13.159	$12.594	$11.015	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-50

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.852	$16.038	$13.545	$12.710	$13.120	$12.569	$11.005	$10.000	$-	$-
Accumulation unit value at end of period	$18.186	$14.852	$16.038	$13.545	$12.710	$13.120	$12.569	$11.005	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.749	$15.943	$13.478	$12.659	$13.081	$12.545	$10.994	$10.000	$-	$-
Accumulation unit value at end of period	$18.042	$14.749	$15.943	$13.478	$12.659	$13.081	$12.545	$10.994	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	4	2	1	0	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.545	$15.754	$13.345	$12.559	$13.004	$12.496	$10.973	$10.000	$-	$-
Accumulation unit value at end of period	$17.757	$14.545	$15.754	$13.345	$12.559	$13.004	$12.496	$10.973	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	2	7	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.344	$15.567	$13.213	$12.460	$12.927	$12.446	$10.952	$10.000	$-	$-
Accumulation unit value at end of period	$17.476	$14.344	$15.567	$13.213	$12.460	$12.927	$12.446	$10.952	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	20	8	9	12	6	1	0	-	-
BlackRock LifePath® Dynamic 2040 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.181	$15.364	$12.679	$11.773	$12.084	$11.484	$9.841	$8.601	$8.835	$7.860
Accumulation unit value at end of period	$17.767	$14.181	$15.364	$12.679	$11.773	$12.084	$11.484	$9.841	$8.601	$8.835
Number of accumulation units outstanding at end of period (in thousands)	9	14	17	26	61	74	90	81	20	0
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.056	$16.336	$13.501	$12.556	$12.907	$12.284	$10.542	$9.228	$9.493	$8.458
Accumulation unit value at end of period	$18.834	$15.056	$16.336	$13.501	$12.556	$12.907	$12.284	$10.542	$9.228	$9.493
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.722	$14.919	$12.355	$11.512	$11.858	$11.308	$9.724	$8.529	$8.792	$7.849
Accumulation unit value at end of period	$17.132	$13.722	$14.919	$12.355	$11.512	$11.858	$11.308	$9.724	$8.529	$8.792
Number of accumulation units outstanding at end of period (in thousands)	99	101	100	86	77	94	111	98	129	84

APP I-51

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.361	$15.637	$12.969	$12.103	$12.485	$11.924	$10.269	$9.020	$9.312	$8.326
Accumulation unit value at end of period	$17.902	$14.361	$15.637	$12.969	$12.103	$12.485	$11.924	$10.269	$9.020	$9.312
Number of accumulation units outstanding at end of period (in thousands)	280	397	403	257	255	252	260	251	216	180
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.389	$17.873	$14.845	$13.874	$14.334	$13.710	$11.825	$11.656	$-	$-
Accumulation unit value at end of period	$20.400	$16.389	$17.873	$14.845	$13.874	$14.334	$13.710	$11.825	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	50	85	54	186	173	184	185	186	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.999	$14.189	$11.798	$11.037	$11.414	$10.928	$9.435	$8.309	$8.599	$7.708
Accumulation unit value at end of period	$16.164	$12.999	$14.189	$11.798	$11.037	$11.414	$10.928	$9.435	$8.309	$8.599
Number of accumulation units outstanding at end of period (in thousands)	89	124	126	147	142	89	97	90	55	29
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.983	$17.465	$14.535	$13.612	$14.091	$13.505	$11.671	$10.288	$10.658	$9.563
Accumulation unit value at end of period	$19.855	$15.983	$17.465	$14.535	$13.612	$14.091	$13.505	$11.671	$10.288	$10.658
Number of accumulation units outstanding at end of period (in thousands)	137	119	138	106	115	132	116	89	79	159
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.554	$13.745	$11.462	$10.755	$11.156	$10.714	$9.278	$8.195	$8.507	$7.648
Accumulation unit value at end of period	$15.564	$12.554	$13.745	$11.462	$10.755	$11.156	$10.714	$9.278	$8.195	$8.507
Number of accumulation units outstanding at end of period (in thousands)	79	65	73	62	94	116	82	64	34	41
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.200	$16.676	$13.935	$13.101	$13.617	$13.103	$11.369	$10.062	$10.466	$9.428
Accumulation unit value at end of period	$18.807	$15.200	$16.676	$13.935	$13.101	$13.617	$13.103	$11.369	$10.062	$10.466
Number of accumulation units outstanding at end of period (in thousands)	149	154	147	209	194	183	178	176	149	102
BlackRock LifePath® Dynamic 2045 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.382	$17.892	$14.659	$13.586	$13.951	$13.240	$11.204	$10.000	$-	$-
Accumulation unit value at end of period	$20.648	$16.382	$17.892	$14.659	$13.586	$13.951	$13.240	$11.204	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-52

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.212	$17.733	$14.551	$13.506	$13.889	$13.201	$11.188	$10.000	$-	$-
Accumulation unit value at end of period	$20.403	$16.212	$17.733	$14.551	$13.506	$13.889	$13.201	$11.188	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.987	$17.522	$14.407	$13.399	$13.807	$13.149	$11.166	$10.000	$-	$-
Accumulation unit value at end of period	$20.081	$15.987	$17.522	$14.407	$13.399	$13.807	$13.149	$11.166	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	5	0	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.821	$17.366	$14.300	$13.319	$13.746	$13.111	$11.150	$10.000	$-	$-
Accumulation unit value at end of period	$19.842	$15.821	$17.366	$14.300	$13.319	$13.746	$13.111	$11.150	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	2	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.657	$17.212	$14.194	$13.240	$13.685	$13.072	$11.134	$10.000	$-	$-
Accumulation unit value at end of period	$19.606	$15.657	$17.212	$14.194	$13.240	$13.685	$13.072	$11.134	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.548	$17.110	$14.124	$13.188	$13.644	$13.046	$11.123	$10.000	$-	$-
Accumulation unit value at end of period	$19.451	$15.548	$17.110	$14.124	$13.188	$13.644	$13.046	$11.123	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	4	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.440	$17.008	$14.054	$13.136	$13.604	$13.021	$11.113	$10.000	$-	$-
Accumulation unit value at end of period	$19.296	$15.440	$17.008	$14.054	$13.136	$13.604	$13.021	$11.113	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	1	1	0	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.226	$16.806	$13.915	$13.032	$13.523	$12.970	$11.091	$10.000	$-	$-
Accumulation unit value at end of period	$18.991	$15.226	$16.806	$13.915	$13.032	$13.523	$12.970	$11.091	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	5	3	4	1	4	0	-	-	-

APP I-53

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.016	$16.607	$13.777	$12.929	$13.443	$12.919	$11.070	$10.000	$-	$-
Accumulation unit value at end of period	$18.691	$15.016	$16.607	$13.777	$12.929	$13.443	$12.919	$11.070	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	6	3	3	4	2	0	0	-	-
BlackRock LifePath® Dynamic 2050 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.119	$20.897	$17.061	$15.804	$16.235	$15.401	$12.884	$11.126	$11.597	$10.830
Accumulation unit value at end of period	$24.111	$19.119	$20.897	$17.061	$15.804	$16.235	$15.401	$12.884	$11.126	$11.597
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	-	7	5	6	4	0	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.867	$20.652	$16.887	$15.666	$16.118	$15.312	$12.829	$11.095	$11.582	$10.827
Accumulation unit value at end of period	$23.757	$18.867	$20.652	$16.887	$15.666	$16.118	$15.312	$12.829	$11.095	$11.582
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.536	$20.331	$16.658	$15.484	$15.962	$15.195	$12.756	$11.054	$11.563	$10.823
Accumulation unit value at end of period	$23.294	$18.536	$20.331	$16.658	$15.484	$15.962	$15.195	$12.756	$11.054	$11.563
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	1	3	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.292	$20.093	$16.488	$15.349	$15.847	$15.107	$12.702	$11.024	$11.548	$10.821
Accumulation unit value at end of period	$22.953	$18.292	$20.093	$16.488	$15.349	$15.847	$15.107	$12.702	$11.024	$11.548
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	10	9	7	3	1	1	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.051	$19.858	$16.319	$15.215	$15.732	$15.020	$12.647	$12.442	$-	$-
Accumulation unit value at end of period	$22.616	$18.051	$19.858	$16.319	$15.215	$15.732	$15.020	$12.647	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	13	22	10	10	8	7	5	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.892	$19.703	$16.208	$15.126	$15.656	$14.963	$12.612	$10.973	$11.524	$10.816
Accumulation unit value at end of period	$22.395	$17.892	$19.703	$16.208	$15.126	$15.656	$14.963	$12.612	$10.973	$11.524
Number of accumulation units outstanding at end of period (in thousands)	28	39	32	24	14	13	11	16	4	1

APP I-54

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.734	$19.549	$16.097	$15.038	$15.580	$14.905	$12.576	$10.953	$11.514	$10.814
Accumulation unit value at end of period	$22.175	$17.734	$19.549	$16.097	$15.038	$15.580	$14.905	$12.576	$10.953	$11.514
Number of accumulation units outstanding at end of period (in thousands)	5	5	17	13	9	7	5	0	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.423	$19.245	$15.878	$14.863	$15.430	$14.791	$12.504	$10.912	$11.494	$10.810
Accumulation unit value at end of period	$21.743	$17.423	$19.245	$15.878	$14.863	$15.430	$14.791	$12.504	$10.912	$11.494
Number of accumulation units outstanding at end of period (in thousands)	20	15	19	17	14	15	13	11	2	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.117	$18.946	$15.663	$14.690	$15.281	$14.678	$12.433	$10.872	$11.475	$10.806
Accumulation unit value at end of period	$21.319	$17.117	$18.946	$15.663	$14.690	$15.281	$14.678	$12.433	$10.872	$11.475
Number of accumulation units outstanding at end of period (in thousands)	71	60	48	53	44	29	21	18	6	1
BlackRock LifePath® Dynamic 2055 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.855	$18.446	$15.090	$13.986	$14.371	$13.609	$11.274	$10.000	$-	$-
Accumulation unit value at end of period	$21.257	$16.855	$18.446	$15.090	$13.986	$14.371	$13.609	$11.274	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.680	$18.282	$14.978	$13.903	$14.307	$13.569	$11.258	$10.000	$-	$-
Accumulation unit value at end of period	$21.005	$16.680	$18.282	$14.978	$13.903	$14.307	$13.569	$11.258	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.449	$18.065	$14.830	$13.793	$14.222	$13.515	$11.236	$10.000	$-	$-
Accumulation unit value at end of period	$20.673	$16.449	$18.065	$14.830	$13.793	$14.222	$13.515	$11.236	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	0	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.278	$17.904	$14.720	$13.711	$14.159	$13.476	$11.220	$10.000	$-	$-
Accumulation unit value at end of period	$20.427	$16.278	$17.904	$14.720	$13.711	$14.159	$13.476	$11.220	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	-	-	-

APP I-55

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.109	$17.745	$14.611	$13.630	$14.096	$13.436	$11.204	$10.000	$-	$-
Accumulation unit value at end of period	$20.184	$16.109	$17.745	$14.611	$13.630	$14.096	$13.436	$11.204	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.997	$17.640	$14.539	$13.576	$14.055	$13.410	$11.193	$10.000	$-	$-
Accumulation unit value at end of period	$20.024	$15.997	$17.640	$14.539	$13.576	$14.055	$13.410	$11.193	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.886	$17.535	$14.467	$13.522	$14.013	$13.383	$11.182	$10.000	$-	$-
Accumulation unit value at end of period	$19.865	$15.886	$17.535	$14.467	$13.522	$14.013	$13.383	$11.182	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	3	2	1	0	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.666	$17.327	$14.324	$13.415	$13.930	$13.331	$11.160	$10.000	$-	$-
Accumulation unit value at end of period	$19.551	$15.666	$17.327	$14.324	$13.415	$13.930	$13.331	$11.160	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	5	4	3	1	-	0	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.449	$17.122	$14.182	$13.309	$13.848	$13.278	$11.139	$10.000	$-	$-
Accumulation unit value at end of period	$19.242	$15.449	$17.122	$14.182	$13.309	$13.848	$13.278	$11.139	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	5	2	2	2	-	0	-	-	-
BlackRock LifePath® Dynamic Retirement Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.199	$15.820	$14.201	$13.440	$13.684	$13.088	$12.354	$11.390	$10.995	$10.076
Accumulation unit value at end of period	$17.716	$15.199	$15.820	$14.201	$13.440	$13.684	$13.088	$12.354	$11.390	$10.995
Number of accumulation units outstanding at end of period (in thousands)	9	3	3	18	38	41	39	48	7	0
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.825	$15.454	$13.893	$13.168	$13.428	$12.862	$12.159	$11.228	$10.854	$9.962
Accumulation unit value at end of period	$17.254	$14.825	$15.454	$13.893	$13.168	$13.428	$12.862	$12.159	$11.228	$10.854
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	1	9	-

APP I-56

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.577	$15.226	$13.716	$13.026	$13.309	$12.774	$12.100	$11.195	$10.844	$9.973
Accumulation unit value at end of period	$16.931	$14.577	$15.226	$13.716	$13.026	$13.309	$12.774	$12.100	$11.195	$10.844
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.499	$15.168	$13.684	$13.015	$13.318	$12.801	$12.145	$11.253	$10.917	$10.055
Accumulation unit value at end of period	$16.816	$14.499	$15.168	$13.684	$13.015	$13.318	$12.801	$12.145	$11.253	$10.917
Number of accumulation units outstanding at end of period (in thousands)	101	23	24	19	17	8	16	24	32	48
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.793	$16.546	$14.949	$14.240	$14.593	$14.048	$13.347	$13.299	$-	$-
Accumulation unit value at end of period	$18.289	$15.793	$16.546	$14.949	$14.240	$14.593	$14.048	$13.347	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	37	3	2	12	13	56	60	58	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.932	$14.611	$13.214	$12.599	$12.925	$12.455	$11.845	$11.003	$10.701	$9.881
Accumulation unit value at end of period	$16.117	$13.932	$14.611	$13.214	$12.599	$12.925	$12.455	$11.845	$11.003	$10.701
Number of accumulation units outstanding at end of period (in thousands)	18	5	6	8	8	8	7	8	12	7
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.401	$16.168	$14.637	$13.970	$14.346	$13.838	$13.174	$12.249	$11.925	$11.022
Accumulation unit value at end of period	$17.800	$15.401	$16.168	$14.637	$13.970	$14.346	$13.838	$13.174	$12.249	$11.925
Number of accumulation units outstanding at end of period (in thousands)	77	11	12	11	11	14	12	18	13	43
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.455	$14.153	$12.839	$12.278	$12.634	$12.210	$11.648	$10.852	$10.586	$9.804
Accumulation unit value at end of period	$15.519	$13.455	$14.153	$12.839	$12.278	$12.634	$12.210	$11.648	$10.852	$10.586
Number of accumulation units outstanding at end of period (in thousands)	79	6	11	17	18	16	16	12	10	7
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.647	$15.438	$14.032	$13.447	$13.864	$13.426	$12.833	$11.981	$11.710	$10.866
Accumulation unit value at end of period	$16.860	$14.647	$15.438	$14.032	$13.447	$13.864	$13.426	$12.833	$11.981	$11.710
Number of accumulation units outstanding at end of period (in thousands)	161	34	33	45	46	49	49	58	67	59

APP I-57

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BlackRock Mid Cap Dividend Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.873	$19.802	$18.242	$14.915	$16.021	$15.057	$11.296	$9.979	$10.038	$7.987
Accumulation unit value at end of period	$23.099	$17.873	$19.802	$18.242	$14.915	$16.021	$15.057	$11.296	$9.979	$10.038
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.797	$21.966	$20.266	$16.594	$17.852	$16.803	$12.625	$11.169	$11.253	$8.967
Accumulation unit value at end of period	$25.546	$19.797	$21.966	$20.266	$16.594	$17.852	$16.803	$12.625	$11.169	$11.253
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.378	$21.545	$19.918	$16.342	$17.616	$16.613	$12.508	$11.088	$11.193	$8.937
Accumulation unit value at end of period	$24.957	$19.378	$21.545	$19.918	$16.342	$17.616	$16.613	$12.508	$11.088	$11.193
Number of accumulation units outstanding at end of period (in thousands)	8	9	10	23	16	15	16	2	2	2
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.865	$18.779	$17.387	$14.286	$15.423	$14.567	$10.984	$9.751	$9.859	$7.884
Accumulation unit value at end of period	$21.687	$16.865	$18.779	$17.387	$14.286	$15.423	$14.567	$10.984	$9.751	$9.859
Number of accumulation units outstanding at end of period (in thousands)	12	12	14	28	20	17	8	37	35	39
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.113	$23.545	$21.832	$17.966	$19.424	$18.374	$13.875	$13.352	$-	$-
Accumulation unit value at end of period	$27.110	$21.113	$23.545	$21.832	$17.966	$19.424	$18.374	$13.875	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	3	3	9	8	7	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.382	$18.288	$16.974	$13.982	$15.132	$14.329	$10.831	$9.640	$9.770	$7.832
Accumulation unit value at end of period	$21.014	$16.382	$18.288	$16.974	$13.982	$15.132	$14.329	$10.831	$9.640	$9.770
Number of accumulation units outstanding at end of period (in thousands)	6	6	7	10	9	10	13	20	12	11
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.590	$23.008	$21.376	$17.626	$19.095	$18.099	$13.694	$12.200	$12.378	$9.933
Accumulation unit value at end of period	$26.385	$20.590	$23.008	$21.376	$17.626	$19.095	$18.099	$13.694	$12.200	$12.378
Number of accumulation units outstanding at end of period (in thousands)	11	7	6	8	8	5	5	5	3	3
APP I-58

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.822	$17.715	$16.492	$13.625	$14.791	$14.047	$10.650	$9.507	$9.665	$7.771
Accumulation unit value at end of period	$20.234	$15.822	$17.715	$16.492	$13.625	$14.791	$14.047	$10.650	$9.507	$9.665
Number of accumulation units outstanding at end of period (in thousands)	12	14	13	14	15	18	15	15	12	9
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.582	$21.969	$20.493	$16.965	$18.453	$17.560	$13.340	$11.932	$12.155	$9.793
Accumulation unit value at end of period	$24.993	$19.582	$21.969	$20.493	$16.965	$18.453	$17.560	$13.340	$11.932	$12.155
Number of accumulation units outstanding at end of period (in thousands)	14	16	16	20	16	15	22	14	20	14
BNY Mellon Bond Market Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.802	$13.842	$13.427	$13.153	$13.147	$12.453	$12.785	$12.329	$11.476	$10.827
Accumulation unit value at end of period	$14.925	$13.802	$13.842	$13.427	$13.153	$13.147	$12.453	$12.785	$12.329	$11.476
Number of accumulation units outstanding at end of period (in thousands)	601	603	619	525	299	198	197	169	34	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.583	$13.643	$13.254	$13.003	$13.016	$12.348	$12.695	$12.261	$11.430	$10.799
Accumulation unit value at end of period	$14.666	$13.583	$13.643	$13.254	$13.003	$13.016	$12.348	$12.695	$12.261	$11.430
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.296	$13.382	$13.026	$12.805	$12.843	$12.208	$12.577	$12.172	$11.369	$10.763
Accumulation unit value at end of period	$14.328	$13.296	$13.382	$13.026	$12.805	$12.843	$12.208	$12.577	$12.172	$11.369
Number of accumulation units outstanding at end of period (in thousands)	11	11	17	16	8	16	10	0	115	80
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.085	$13.190	$12.858	$12.659	$12.715	$12.105	$12.490	$12.105	$11.324	$10.737
Accumulation unit value at end of period	$14.079	$13.085	$13.190	$12.858	$12.659	$12.715	$12.105	$12.490	$12.105	$11.324
Number of accumulation units outstanding at end of period (in thousands)	91	90	100	62	62	91	72	59	50	69
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.877	$13.000	$12.692	$12.514	$12.589	$12.003	$12.403	$12.433	$-	$-
Accumulation unit value at end of period	$13.835	$12.877	$13.000	$12.692	$12.514	$12.589	$12.003	$12.403	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	34	39	47	30	24	25	4	-	-

APP I-59

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.741	$12.875	$12.582	$12.418	$12.505	$11.935	$12.345	$11.994	$11.249	$10.692
Accumulation unit value at end of period	$13.675	$12.741	$12.875	$12.582	$12.418	$12.505	$11.935	$12.345	$11.994	$11.249
Number of accumulation units outstanding at end of period (in thousands)	50	48	49	53	35	39	49	67	24	11
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.605	$12.751	$12.474	$12.323	$12.422	$11.867	$12.287	$11.951	$11.219	$10.674
Accumulation unit value at end of period	$13.516	$12.605	$12.751	$12.474	$12.323	$12.422	$11.867	$12.287	$11.951	$11.219
Number of accumulation units outstanding at end of period (in thousands)	9	8	8	7	13	15	25	25	6	4
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.339	$12.507	$12.259	$12.136	$12.257	$11.734	$12.173	$11.863	$11.159	$10.638
Accumulation unit value at end of period	$13.204	$12.339	$12.507	$12.259	$12.136	$12.257	$11.734	$12.173	$11.863	$11.159
Number of accumulation units outstanding at end of period (in thousands)	41	38	69	83	64	54	63	37	19	19
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.079	$12.267	$12.049	$11.951	$12.095	$11.601	$12.060	$11.776	$11.099	$10.603
Accumulation unit value at end of period	$12.900	$12.079	$12.267	$12.049	$11.951	$12.095	$11.601	$12.060	$11.776	$11.099
Number of accumulation units outstanding at end of period (in thousands)	98	98	93	88	84	97	88	93	79	43
BNY Mellon Midcap Index Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$75.980	$85.850	$74.214	$61.727	$63.394	$57.963	$43.626	$37.222	$38.060	$30.200
Accumulation unit value at end of period	$95.397	$75.980	$85.850	$74.214	$61.727	$63.394	$57.963	$43.626	$37.222	$38.060
Number of accumulation units outstanding at end of period (in thousands)	128	153	142	120	74	24	19	11	2	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.990	$24.884	$21.543	$17.945	$18.458	$16.902	$12.740	$10.886	$11.148	$8.859
Accumulation unit value at end of period	$27.568	$21.990	$24.884	$21.543	$17.945	$18.458	$16.902	$12.740	$10.886	$11.148
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	29	29	29	31	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$25.646	$29.079	$25.226	$21.055	$21.699	$19.910	$15.038	$12.875	$13.211	$10.520
Accumulation unit value at end of period	$32.087	$25.646	$29.079	$25.226	$21.055	$21.699	$19.910	$15.038	$12.875	$13.211
Number of accumulation units outstanding at end of period (in thousands)	28	27	35	31	13	78	34	8	24	6

APP I-60

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.388	$28.831	$25.048	$20.937	$21.611	$19.859	$15.021	$12.881	$13.236	$10.556
Accumulation unit value at end of period	$31.718	$25.388	$28.831	$25.048	$20.937	$21.611	$19.859	$15.021	$12.881	$13.236
Number of accumulation units outstanding at end of period (in thousands)	48	50	52	38	61	56	57	51	40	25
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.881	$28.298	$24.621	$20.612	$21.307	$19.608	$14.854	$14.307	$-	$-
Accumulation unit value at end of period	$31.037	$24.881	$28.298	$24.621	$20.612	$21.307	$19.608	$14.854	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	11	16	21	9	5	11	12	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.627	$23.483	$20.452	$17.138	$17.734	$16.337	$12.388	$10.650	$10.971	$8.771
Accumulation unit value at end of period	$25.704	$20.627	$23.483	$20.452	$17.138	$17.734	$16.337	$12.388	$10.650	$10.971
Number of accumulation units outstanding at end of period (in thousands)	15	19	29	27	26	22	16	27	19	13
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.220	$27.602	$24.064	$20.185	$20.907	$19.280	$14.634	$12.593	$12.986	$10.392
Accumulation unit value at end of period	$30.153	$24.220	$27.602	$24.064	$20.185	$20.907	$19.280	$14.634	$12.593	$12.986
Number of accumulation units outstanding at end of period (in thousands)	11	12	13	13	22	20	18	13	12	7
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.977	$22.812	$19.927	$16.749	$17.383	$16.062	$12.216	$10.533	$10.884	$8.727
Accumulation unit value at end of period	$24.820	$19.977	$22.812	$19.927	$16.749	$17.383	$16.062	$12.216	$10.533	$10.884
Number of accumulation units outstanding at end of period (in thousands)	26	40	43	51	40	40	28	21	11	7
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.951	$26.261	$22.986	$19.358	$20.132	$18.638	$14.204	$12.272	$12.706	$10.209
Accumulation unit value at end of period	$28.459	$22.951	$26.261	$22.986	$19.358	$20.132	$18.638	$14.204	$12.272	$12.706
Number of accumulation units outstanding at end of period (in thousands)	25	27	28	25	28	39	37	40	34	25
BNY Mellon S&P 500 Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.654	$22.764	$18.774	$16.861	$16.709	$14.768	$11.208	$9.708	$9.550	$8.337
Accumulation unit value at end of period	$28.339	$21.654	$22.764	$18.774	$16.861	$16.709	$14.768	$11.208	$9.708	$9.550
Number of accumulation units outstanding at end of period (in thousands)	604	668	579	492	316	186	139	101	1	-

APP I-61

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.311	$22.436	$18.532	$16.668	$16.543	$14.643	$11.130	$9.655	$9.512	$8.316
Accumulation unit value at end of period	$27.847	$21.311	$22.436	$18.532	$16.668	$16.543	$14.643	$11.130	$9.655	$9.512
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	42	42	44	49	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.861	$22.007	$18.214	$16.414	$16.324	$14.478	$11.027	$9.584	$9.461	$8.288
Accumulation unit value at end of period	$27.205	$20.861	$22.007	$18.214	$16.414	$16.324	$14.478	$11.027	$9.584	$9.461
Number of accumulation units outstanding at end of period (in thousands)	33	28	48	43	20	94	66	50	81	42
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.530	$21.690	$17.978	$16.227	$16.161	$14.355	$10.950	$9.532	$9.424	$8.267
Accumulation unit value at end of period	$26.733	$20.530	$21.690	$17.978	$16.227	$16.161	$14.355	$10.950	$9.532	$9.424
Number of accumulation units outstanding at end of period (in thousands)	124	144	164	137	172	148	119	111	147	129
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.204	$21.378	$17.746	$16.041	$16.000	$14.234	$10.873	$10.976	$-	$-
Accumulation unit value at end of period	$26.269	$20.204	$21.378	$17.746	$16.041	$16.000	$14.234	$10.873	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	7	28	41	31	28	35	30	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.989	$21.173	$17.593	$15.919	$15.894	$14.153	$10.823	$9.444	$9.361	$8.233
Accumulation unit value at end of period	$25.964	$19.989	$21.173	$17.593	$15.919	$15.894	$14.153	$10.823	$9.444	$9.361
Number of accumulation units outstanding at end of period (in thousands)	54	80	86	95	68	58	39	39	22	16
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.777	$20.969	$17.441	$15.797	$15.788	$14.073	$10.772	$9.410	$9.336	$8.219
Accumulation unit value at end of period	$25.663	$19.777	$20.969	$17.441	$15.797	$15.788	$14.073	$10.772	$9.410	$9.336
Number of accumulation units outstanding at end of period (in thousands)	49	45	55	38	37	36	40	26	14	21
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.360	$20.568	$17.142	$15.557	$15.579	$13.915	$10.672	$9.341	$9.286	$8.192
Accumulation unit value at end of period	$25.071	$19.360	$20.568	$17.142	$15.557	$15.579	$13.915	$10.672	$9.341	$9.286
Number of accumulation units outstanding at end of period (in thousands)	87	86	106	98	75	67	73	50	26	19

APP I-62

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.951	$20.174	$16.847	$15.320	$15.373	$13.758	$10.573	$9.273	$9.237	$8.164
Accumulation unit value at end of period	$24.493	$18.951	$20.174	$16.847	$15.320	$15.373	$13.758	$10.573	$9.273	$9.237
Number of accumulation units outstanding at end of period (in thousands)	74	82	93	110	109	123	95	99	85	52
BNY Mellon Smallcap Stock Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$59.352	$65.139	$57.950	$46.049	$47.102	$44.687	$31.747	$27.365	$27.142	$21.534
Accumulation unit value at end of period	$72.579	$59.352	$65.139	$57.950	$46.049	$47.102	$44.687	$31.747	$27.365	$27.142
Number of accumulation units outstanding at end of period (in thousands)	133	146	133	103	43	13	17	9	3	2
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$24.464	$26.889	$23.957	$19.066	$19.532	$18.558	$13.204	$11.398	$11.323	$8.996
Accumulation unit value at end of period	$29.871	$24.464	$26.889	$23.957	$19.066	$19.532	$18.558	$13.204	$11.398	$11.323
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	33	26	16	7	4
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$26.253	$28.914	$25.813	$20.583	$21.128	$20.115	$14.341	$12.404	$12.347	$9.830
Accumulation unit value at end of period	$31.991	$26.253	$28.914	$25.813	$20.583	$21.128	$20.115	$14.341	$12.404	$12.347
Number of accumulation units outstanding at end of period (in thousands)	10	10	11	9	5	17	8	1	12	3
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.978	$28.655	$25.620	$20.460	$21.034	$20.055	$14.319	$12.404	$12.365	$9.859
Accumulation unit value at end of period	$31.609	$25.978	$28.655	$25.620	$20.460	$21.034	$20.055	$14.319	$12.404	$12.365
Number of accumulation units outstanding at end of period (in thousands)	38	38	36	23	29	32	29	30	26	20
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.459	$28.125	$25.184	$20.142	$20.737	$19.802	$14.160	$13.937	$-	$-
Accumulation unit value at end of period	$30.931	$25.459	$28.125	$25.184	$20.142	$20.737	$19.802	$14.160	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	3	3	1	-	1	3	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.947	$25.375	$22.744	$18.209	$18.766	$17.938	$12.839	$11.150	$11.143	$8.907
Accumulation unit value at end of period	$27.851	$22.947	$25.375	$22.744	$18.209	$18.766	$17.938	$12.839	$11.150	$11.143
Number of accumulation units outstanding at end of period (in thousands)	11	14	14	30	30	27	14	9	4	2

APP I-63

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.783	$27.433	$24.613	$19.725	$20.349	$19.470	$13.950	$12.127	$12.131	$9.706
Accumulation unit value at end of period	$30.050	$24.783	$27.433	$24.613	$19.725	$20.349	$19.470	$13.950	$12.127	$12.131
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	7	8	7	8	6	8	7
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.224	$24.650	$22.161	$17.795	$18.394	$17.635	$12.661	$11.028	$11.054	$8.862
Accumulation unit value at end of period	$26.893	$22.224	$24.650	$22.161	$17.795	$18.394	$17.635	$12.661	$11.028	$11.054
Number of accumulation units outstanding at end of period (in thousands)	23	25	26	25	24	17	15	10	5	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.485	$26.101	$23.511	$18.917	$19.594	$18.823	$13.540	$11.818	$11.869	$9.535
Accumulation unit value at end of period	$28.362	$23.485	$26.101	$23.511	$18.917	$19.594	$18.823	$13.540	$11.818	$11.869
Number of accumulation units outstanding at end of period (in thousands)	21	22	23	22	23	29	23	20	24	18
Calamos Global Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.502	$18.339	$13.644	$13.785	$13.130	$13.047	$10.914	$10.000	$-	$-
Accumulation unit value at end of period	$20.011	$15.502	$18.339	$13.644	$13.785	$13.130	$13.047	$10.914	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.341	$18.176	$13.543	$13.703	$13.072	$13.008	$10.898	$10.000	$-	$-
Accumulation unit value at end of period	$19.773	$15.341	$18.176	$13.543	$13.703	$13.072	$13.008	$10.898	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.129	$17.961	$13.409	$13.595	$12.995	$12.957	$10.877	$10.000	$-	$-
Accumulation unit value at end of period	$19.460	$15.129	$17.961	$13.409	$13.595	$12.995	$12.957	$10.877	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.971	$17.801	$13.310	$13.514	$12.937	$12.919	$10.861	$10.000	$-	$-
Accumulation unit value at end of period	$19.229	$14.971	$17.801	$13.310	$13.514	$12.937	$12.919	$10.861	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-64

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.816	$17.643	$13.211	$13.434	$12.880	$12.881	$10.846	$10.000	$-	$-
Accumulation unit value at end of period	$19.001	$14.816	$17.643	$13.211	$13.434	$12.880	$12.881	$10.846	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.713	$17.538	$13.145	$13.381	$12.841	$12.856	$10.835	$10.000	$-	$-
Accumulation unit value at end of period	$18.850	$14.713	$17.538	$13.145	$13.381	$12.841	$12.856	$10.835	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.611	$17.433	$13.080	$13.328	$12.803	$12.830	$10.825	$10.000	$-	$-
Accumulation unit value at end of period	$18.701	$14.611	$17.433	$13.080	$13.328	$12.803	$12.830	$10.825	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.409	$17.227	$12.951	$13.222	$12.728	$12.780	$10.804	$10.000	$-	$-
Accumulation unit value at end of period	$18.405	$14.409	$17.227	$12.951	$13.222	$12.728	$12.780	$10.804	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$10.000	$-	$-
Accumulation unit value at end of period	$18.114	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Calvert Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.891	$14.915	$14.314	$13.812	$13.811	$13.017	$13.365	$12.413	$11.755	$11.072
Accumulation unit value at end of period	$16.151	$14.891	$14.915	$14.314	$13.812	$13.811	$13.017	$13.365	$12.413	$11.755
Number of accumulation units outstanding at end of period (in thousands)	20	30	25	23	24	24	13	8	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.928	$13.972	$13.430	$12.978	$12.997	$12.267	$12.615	$11.734	$11.128	$10.498
Accumulation unit value at end of period	$15.084	$13.928	$13.972	$13.430	$12.978	$12.997	$12.267	$12.615	$11.734	$11.128
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-65

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.258	$14.331	$13.803	$13.365	$13.411	$12.684	$13.069	$12.181	$11.575	$10.941
Accumulation unit value at end of period	$15.410	$14.258	$14.331	$13.803	$13.365	$13.411	$12.684	$13.069	$12.181	$11.575
Number of accumulation units outstanding at end of period (in thousands)	14	13	14	15	29	16	17	4	8	5
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.179	$14.273	$13.767	$13.351	$13.417	$12.708	$13.114	$12.241	$11.650	$11.028
Accumulation unit value at end of period	$15.302	$14.179	$14.273	$13.767	$13.351	$13.417	$12.708	$13.114	$12.241	$11.650
Number of accumulation units outstanding at end of period (in thousands)	39	41	23	21	20	32	28	45	42	14
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.473	$14.591	$14.095	$13.689	$13.777	$13.070	$13.507	$13.471	$-	$-
Accumulation unit value at end of period	$15.596	$14.473	$14.591	$14.095	$13.689	$13.777	$13.070	$13.507	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	22	21	20	26	29	30	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.649	$13.775	$13.320	$12.949	$13.045	$12.387	$12.815	$11.992	$11.441	$10.858
Accumulation unit value at end of period	$14.694	$13.649	$13.775	$13.320	$12.949	$13.045	$12.387	$12.815	$11.992	$11.441
Number of accumulation units outstanding at end of period (in thousands)	18	19	19	21	24	10	15	22	20	26
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.114	$14.258	$13.801	$13.430	$13.544	$12.874	$13.331	$12.487	$11.926	$11.329
Accumulation unit value at end of period	$15.179	$14.114	$14.258	$13.801	$13.430	$13.544	$12.874	$13.331	$12.487	$11.926
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	3	5	4	3	4	19	13
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.182	$13.344	$12.941	$12.619	$12.751	$12.144	$12.601	$11.827	$11.318	$10.773
Accumulation unit value at end of period	$14.148	$13.182	$13.344	$12.941	$12.619	$12.751	$12.144	$12.601	$11.827	$11.318
Number of accumulation units outstanding at end of period (in thousands)	21	16	13	17	15	25	28	28	17	12
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.423	$13.615	$13.231	$12.927	$13.089	$12.491	$12.987	$12.213	$11.711	$11.170
Accumulation unit value at end of period	$14.378	$13.423	$13.615	$13.231	$12.927	$13.089	$12.491	$12.987	$12.213	$11.711
Number of accumulation units outstanding at end of period (in thousands)	21	22	22	27	32	33	33	37	44	37

APP I-66

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Calvert Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.687	$36.830	$29.280	$28.616	$27.601	$24.857	$19.059	$16.498	$16.875	$14.395
Accumulation unit value at end of period	$52.809	$38.687	$36.830	$29.280	$28.616	$27.601	$24.857	$19.059	$16.498	$16.875
Number of accumulation units outstanding at end of period (in thousands)	18	41	41	45	42	42	39	35	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.510	$22.416	$17.847	$17.469	$16.874	$15.219	$11.687	$10.132	$10.379	$8.867
Accumulation unit value at end of period	$32.044	$23.510	$22.416	$17.847	$17.469	$16.874	$15.219	$11.687	$10.132	$10.379
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.988	$28.650	$22.856	$22.416	$21.697	$19.608	$15.087	$13.106	$13.452	$11.516
Accumulation unit value at end of period	$40.792	$29.988	$28.650	$22.856	$22.416	$21.697	$19.608	$15.087	$13.106	$13.452
Number of accumulation units outstanding at end of period (in thousands)	21	24	27	31	36	34	35	8	15	1
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.815	$28.527	$22.792	$22.387	$21.701	$19.641	$15.135	$13.167	$13.536	$11.604
Accumulation unit value at end of period	$40.495	$29.815	$28.527	$22.792	$22.387	$21.701	$19.641	$15.135	$13.167	$13.536
Number of accumulation units outstanding at end of period (in thousands)	23	28	30	40	44	46	44	91	78	33
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$29.177	$27.960	$22.372	$22.007	$21.365	$19.366	$14.945	$15.011	$-	$-
Accumulation unit value at end of period	$39.570	$29.177	$27.960	$22.372	$22.007	$21.365	$19.366	$14.945	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	8	6	6	9	8	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.302	$21.392	$17.134	$16.872	$16.396	$14.877	$11.492	$10.023	$10.329	$8.878
Accumulation unit value at end of period	$30.215	$22.302	$21.392	$17.134	$16.872	$16.396	$14.877	$11.492	$10.023	$10.329
Number of accumulation units outstanding at end of period (in thousands)	25	35	37	45	46	34	37	42	26	41
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.579	$26.481	$21.231	$20.927	$20.357	$18.489	$14.297	$12.482	$12.876	$11.078
Accumulation unit value at end of period	$37.328	$27.579	$26.481	$21.231	$20.927	$20.357	$18.489	$14.297	$12.482	$12.876
Number of accumulation units outstanding at end of period (in thousands)	9	9	14	8	14	14	18	16	46	40
APP I-67

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.538	$20.723	$16.648	$16.441	$16.026	$14.585	$11.300	$9.886	$10.218	$8.808
Accumulation unit value at end of period	$29.094	$21.538	$20.723	$16.648	$16.441	$16.026	$14.585	$11.300	$9.886	$10.218
Number of accumulation units outstanding at end of period (in thousands)	14	16	14	32	27	37	31	37	23	13
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.757	$22.903	$18.436	$18.244	$17.818	$16.248	$12.615	$11.057	$11.452	$9.892
Accumulation unit value at end of period	$32.026	$23.757	$22.903	$18.436	$18.244	$17.818	$16.248	$12.615	$11.057	$11.452
Number of accumulation units outstanding at end of period (in thousands)	59	51	55	60	62	65	55	50	66	48
Calvert Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.744	$14.221	$13.345	$12.637	$12.791	$12.196	$12.287	$11.312	$11.022	$10.354
Accumulation unit value at end of period	$15.775	$13.744	$14.221	$13.345	$12.637	$12.791	$12.196	$12.287	$11.312	$11.022
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.526	$14.017	$13.172	$12.492	$12.663	$12.092	$12.202	$11.250	$10.977	$10.328
Accumulation unit value at end of period	$15.501	$13.526	$14.017	$13.172	$12.492	$12.663	$12.092	$12.202	$11.250	$10.977
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.240	$13.748	$12.946	$12.302	$12.495	$11.956	$12.088	$11.167	$10.919	$10.294
Accumulation unit value at end of period	$15.144	$13.240	$13.748	$12.946	$12.302	$12.495	$11.956	$12.088	$11.167	$10.919
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.030	$13.550	$12.779	$12.161	$12.371	$11.855	$12.004	$11.106	$10.875	$10.268
Accumulation unit value at end of period	$14.881	$13.030	$13.550	$12.779	$12.161	$12.371	$11.855	$12.004	$11.106	$10.875
Number of accumulation units outstanding at end of period (in thousands)	9	8	7	6	7	15	13	6	18	11
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.823	$13.355	$12.614	$12.022	$12.248	$11.755	$11.920	$11.832	$-	$-
Accumulation unit value at end of period	$14.623	$12.823	$13.355	$12.614	$12.022	$12.248	$11.755	$11.920	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	-	-

APP I-68

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.687	$13.227	$12.505	$11.930	$12.167	$11.688	$11.865	$11.005	$10.803	$10.225
Accumulation unit value at end of period	$14.453	$12.687	$13.227	$12.505	$11.930	$12.167	$11.688	$11.865	$11.005	$10.803
Number of accumulation units outstanding at end of period (in thousands)	8	7	13	34	22	8	15	20	29	27
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.552	$13.100	$12.397	$11.839	$12.086	$11.622	$11.809	$10.964	$10.774	$10.208
Accumulation unit value at end of period	$14.285	$12.552	$13.100	$12.397	$11.839	$12.086	$11.622	$11.809	$10.964	$10.774
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	0	0	0	0
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.287	$12.849	$12.184	$11.659	$11.926	$11.491	$11.700	$10.884	$10.717	$10.174
Accumulation unit value at end of period	$13.956	$12.287	$12.849	$12.184	$11.659	$11.926	$11.491	$11.700	$10.884	$10.717
Number of accumulation units outstanding at end of period (in thousands)	9	10	10	13	12	27	28	16	16	4
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.028	$12.603	$11.975	$11.481	$11.768	$11.361	$11.591	$10.805	$10.660	$10.140
Accumulation unit value at end of period	$13.634	$12.028	$12.603	$11.975	$11.481	$11.768	$11.361	$11.591	$10.805	$10.660
Number of accumulation units outstanding at end of period (in thousands)	16	11	13	14	17	19	19	35	37	42
ClearBridge Appreciation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.908	$21.373	$17.884	$16.397	$16.166	$14.599	$11.292	$9.779	$10.349	$-
Accumulation unit value at end of period	$27.142	$20.908	$21.373	$17.884	$16.397	$16.166	$14.599	$11.292	$9.779	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.662	$21.154	$17.727	$16.277	$16.072	$14.536	$11.260	$9.766	$10.346	$-
Accumulation unit value at end of period	$26.783	$20.662	$21.154	$17.727	$16.277	$16.072	$14.536	$11.260	$9.766	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.339	$20.865	$17.519	$16.119	$15.947	$14.452	$11.218	$9.748	$10.341	$-
Accumulation unit value at end of period	$26.311	$20.339	$20.865	$17.519	$16.119	$15.947	$14.452	$11.218	$9.748	$-
Number of accumulation units outstanding at end of period (in thousands)	4	6	6	-	-	1	1	-	-	-

APP I-69

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.100	$20.651	$17.365	$16.001	$15.855	$14.390	$11.186	$9.735	$10.338	$-
Accumulation unit value at end of period	$25.963	$20.100	$20.651	$17.365	$16.001	$15.855	$14.390	$11.186	$9.735	$-
Number of accumulation units outstanding at end of period (in thousands)	1	4	1	7	8	5	3	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.864	$20.439	$17.213	$15.884	$15.762	$14.327	$11.154	$11.341	$-	$-
Accumulation unit value at end of period	$25.619	$19.864	$20.439	$17.213	$15.884	$15.762	$14.327	$11.154	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.708	$20.299	$17.112	$15.807	$15.701	$14.286	$11.133	$9.714	$10.332	$-
Accumulation unit value at end of period	$25.392	$19.708	$20.299	$17.112	$15.807	$15.701	$14.286	$11.133	$9.714	$-
Number of accumulation units outstanding at end of period (in thousands)	9	8	7	8	9	7	7	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.553	$20.159	$17.011	$15.730	$15.640	$14.245	$11.112	$9.705	$10.330	$-
Accumulation unit value at end of period	$25.168	$19.553	$20.159	$17.011	$15.730	$15.640	$14.245	$11.112	$9.705	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.247	$19.884	$16.812	$15.577	$15.519	$14.163	$11.071	$9.688	$10.325	$-
Accumulation unit value at end of period	$24.725	$19.247	$19.884	$16.812	$15.577	$15.519	$14.163	$11.071	$9.688	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	7	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.946	$19.612	$16.616	$15.425	$15.399	$14.081	$11.029	$9.671	$10.321	$-
Accumulation unit value at end of period	$24.289	$18.946	$19.612	$16.616	$15.425	$15.399	$14.081	$11.029	$9.671	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	2	2	2	1	0	-
ClearBridge Mid Cap Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.002	$42.487	$37.693	$34.772	$34.007	$31.543	$22.993	$19.450	$20.190	$16.540
Accumulation unit value at end of period	$49.132	$37.002	$42.487	$37.693	$34.772	$34.007	$31.543	$22.993	$19.450	$20.190
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-70

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$36.461	$41.929	$37.254	$34.418	$33.711	$31.315	$22.862	$19.368	$20.134	$16.520
Accumulation unit value at end of period	$48.341	$36.461	$41.929	$37.254	$34.418	$33.711	$31.315	$22.862	$19.368	$20.134
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$35.752	$41.196	$36.676	$33.952	$33.321	$31.015	$22.688	$19.259	$20.061	$16.493
Accumulation unit value at end of period	$47.306	$35.752	$41.196	$36.676	$33.952	$33.321	$31.015	$22.688	$19.259	$20.061
Number of accumulation units outstanding at end of period (in thousands)	17	18	19	11	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$35.229	$40.655	$36.248	$33.606	$33.032	$30.791	$22.558	$19.178	$20.006	$16.472
Accumulation unit value at end of period	$46.545	$35.229	$40.655	$36.248	$33.606	$33.032	$30.791	$22.558	$19.178	$20.006
Number of accumulation units outstanding at end of period (in thousands)	3	2	4	9	7	11	7	5	2	0
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$34.714	$40.121	$35.826	$33.264	$32.744	$30.570	$22.429	$21.634	$-	$-
Accumulation unit value at end of period	$45.795	$34.714	$40.121	$35.826	$33.264	$32.744	$30.570	$22.429	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	4	3	2	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$34.374	$39.769	$35.547	$33.038	$32.554	$30.423	$22.344	$19.043	$19.915	$16.439
Accumulation unit value at end of period	$45.303	$34.374	$39.769	$35.547	$33.038	$32.554	$30.423	$22.344	$19.043	$19.915
Number of accumulation units outstanding at end of period (in thousands)	1	-	1	1	3	1	1	3	3	2
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.038	$39.420	$35.270	$32.814	$32.365	$30.276	$22.258	$18.989	$19.879	$16.425
Accumulation unit value at end of period	$44.815	$34.038	$39.420	$35.270	$32.814	$32.365	$30.276	$22.258	$18.989	$19.879
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$33.376	$38.731	$34.723	$32.369	$31.991	$29.986	$22.089	$18.882	$19.807	$16.398
Accumulation unit value at end of period	$43.855	$33.376	$38.731	$34.723	$32.369	$31.991	$29.986	$22.089	$18.882	$19.807
Number of accumulation units outstanding at end of period (in thousands)	4	3	2	1	1	1	1	1	1	0

APP I-71

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.727	$38.054	$34.184	$31.930	$31.621	$29.698	$21.921	$18.776	$19.735	$16.371
Accumulation unit value at end of period	$42.917	$32.727	$38.054	$34.184	$31.930	$31.621	$29.698	$21.921	$18.776	$19.735
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	3	2	1	1	1	1	1
ClearBridge Small Cap Growth Fund — Class A
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.578	$24.555	$19.650	$18.565	$19.505	$18.886	$13.019	$10.958	$10.895	$8.696
Accumulation unit value at end of period	$32.038	$25.578	$24.555	$19.650	$18.565	$19.505	$18.886	$13.019	$10.958	$10.895
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$25.514	$24.531	$19.660	$18.603	$19.573	$18.981	$13.104	$11.046	$10.999	$8.792
Accumulation unit value at end of period	$31.911	$25.514	$24.531	$19.660	$18.603	$19.573	$18.981	$13.104	$11.046	$10.999
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.556	$23.658	$18.998	$18.012	$18.990	$18.452	$12.764	$10.781	$10.757	$8.615
Accumulation unit value at end of period	$30.651	$24.556	$23.658	$18.998	$18.012	$18.990	$18.452	$12.764	$10.781	$10.757
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.131	$23.283	$18.725	$17.780	$18.773	$18.269	$12.656	$10.706	$10.698	$8.581
Accumulation unit value at end of period	$30.076	$24.131	$23.283	$18.725	$17.780	$18.773	$18.269	$12.656	$10.706	$10.698
Number of accumulation units outstanding at end of period (in thousands)	12	18	18	18	19	21	16	7	7	5
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.714	$22.915	$18.457	$17.551	$18.559	$18.088	$12.550	$12.600	$-	$-
Accumulation unit value at end of period	$29.511	$23.714	$22.915	$18.457	$17.551	$18.559	$18.088	$12.550	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.439	$22.672	$18.279	$17.400	$18.418	$17.969	$12.479	$10.583	$10.601	$8.525
Accumulation unit value at end of period	$29.140	$23.439	$22.672	$18.279	$17.400	$18.418	$17.969	$12.479	$10.583	$10.601
Number of accumulation units outstanding at end of period (in thousands)	3	1	2	1	-	-	0	8	8	7

APP I-72

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.168	$22.432	$18.104	$17.250	$18.278	$17.850	$12.409	$10.534	$10.563	$8.502
Accumulation unit value at end of period	$28.774	$23.168	$22.432	$18.104	$17.250	$18.278	$17.850	$12.409	$10.534	$10.563
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	2	2	0	0	0	0
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.635	$21.960	$17.758	$16.955	$18.001	$17.614	$12.270	$10.437	$10.486	$8.457
Accumulation unit value at end of period	$28.055	$22.635	$21.960	$17.758	$16.955	$18.001	$17.614	$12.270	$10.437	$10.486
Number of accumulation units outstanding at end of period (in thousands)	2	4	4	4	2	3	3	1	1	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.114	$21.498	$17.419	$16.664	$17.728	$17.382	$12.132	$10.340	$10.410	$8.413
Accumulation unit value at end of period	$27.355	$22.114	$21.498	$17.419	$16.664	$17.728	$17.382	$12.132	$10.340	$10.410
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	3	4	3	2
ClearBridge Small Cap Growth Fund — Class FI
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.578	$24.555	$19.650	$18.565	$19.505	$18.886	$13.019	$-	$-	$-
Accumulation unit value at end of period	$32.038	$25.578	$24.555	$19.650	$18.565	$19.505	$18.886	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$25.514	$24.531	$19.660	$18.603	$19.573	$18.981	$13.104	$-	$-	$-
Accumulation unit value at end of period	$31.911	$25.514	$24.531	$19.660	$18.603	$19.573	$18.981	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.556	$23.658	$18.998	$18.012	$18.990	$18.452	$12.764	$-	$-	$-
Accumulation unit value at end of period	$30.651	$24.556	$23.658	$18.998	$18.012	$18.990	$18.452	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.131	$23.283	$18.725	$17.780	$18.773	$18.269	$12.656	$-	$-	$-
Accumulation unit value at end of period	$30.076	$24.131	$23.283	$18.725	$17.780	$18.773	$18.269	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	18	18	18	19	21	16	-	-	-

APP I-73

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.714	$22.915	$18.457	$17.551	$18.559	$18.088	$12.550	$-	$-	$-
Accumulation unit value at end of period	$29.511	$23.714	$22.915	$18.457	$17.551	$18.559	$18.088	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.439	$22.672	$18.279	$17.400	$18.418	$17.969	$12.479	$-	$-	$-
Accumulation unit value at end of period	$29.140	$23.439	$22.672	$18.279	$17.400	$18.418	$17.969	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	1	2	1	-	-	0	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.168	$22.432	$18.104	$17.250	$18.278	$17.850	$12.409	$-	$-	$-
Accumulation unit value at end of period	$28.774	$23.168	$22.432	$18.104	$17.250	$18.278	$17.850	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	2	2	0	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.635	$21.960	$17.758	$16.955	$18.001	$17.614	$12.270	$-	$-	$-
Accumulation unit value at end of period	$28.055	$22.635	$21.960	$17.758	$16.955	$18.001	$17.614	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	4	4	4	2	3	3	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.114	$21.498	$17.419	$16.664	$17.728	$17.382	$12.132	$-	$-	$-
Accumulation unit value at end of period	$27.355	$22.114	$21.498	$17.419	$16.664	$17.728	$17.382	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	3	-	-	-
Columbia Acorn® Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$42.597	$44.945	$35.981	$32.693	$33.317	$33.136	$25.387	$21.584	$22.698	$18.071
Accumulation unit value at end of period	$53.763	$42.597	$44.945	$35.981	$32.693	$33.317	$33.136	$25.387	$21.584	$22.698
Number of accumulation units outstanding at end of period (in thousands)	6	-	3	3	31	38	36	36	10	12
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$41.974	$44.354	$35.561	$32.360	$33.027	$32.897	$25.242	$21.493	$22.636	$18.049
Accumulation unit value at end of period	$52.898	$41.974	$44.354	$35.561	$32.360	$33.027	$32.897	$25.242	$21.493	$22.636
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	21	13	10	5	3

APP I-74

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$41.158	$43.579	$35.009	$31.921	$32.645	$32.582	$25.050	$8.618	$8.804	$7.397
Accumulation unit value at end of period	$51.765	$41.158	$43.579	$35.009	$31.921	$32.645	$32.582	$25.050	$8.618	$8.804
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	11	8
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$40.556	$43.007	$34.601	$31.596	$32.361	$32.347	$24.906	$21.282	$22.493	$17.997
Accumulation unit value at end of period	$50.932	$40.556	$43.007	$34.601	$31.596	$32.361	$32.347	$24.906	$21.282	$22.493
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	3	4	8	16	15	6	4
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$39.963	$42.442	$34.198	$31.275	$32.080	$32.114	$24.764	$24.076	$-	$-
Accumulation unit value at end of period	$50.112	$39.963	$42.442	$34.198	$31.275	$32.080	$32.114	$24.764	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	5	6	5	5	4	7	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$39.572	$42.069	$33.931	$31.062	$31.894	$31.960	$24.670	$21.132	$22.390	$17.960
Accumulation unit value at end of period	$49.572	$39.572	$42.069	$33.931	$31.062	$31.894	$31.960	$24.670	$21.132	$22.390
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	4	2	4	3	4
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$39.185	$41.700	$33.667	$30.851	$31.708	$31.806	$24.575	$21.073	$22.350	$17.945
Accumulation unit value at end of period	$49.039	$39.185	$41.700	$33.667	$30.851	$31.708	$31.806	$24.575	$21.073	$22.350
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	1	-	2	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$38.423	$40.971	$33.145	$30.433	$31.341	$31.501	$24.388	$20.954	$22.268	$17.915
Accumulation unit value at end of period	$47.989	$38.423	$40.971	$33.145	$30.433	$31.341	$31.501	$24.388	$20.954	$22.268
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	6	5	6	6	3	2	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$37.676	$40.255	$32.631	$30.020	$30.979	$31.198	$24.203	$20.836	$22.188	$17.886
Accumulation unit value at end of period	$46.961	$37.676	$40.255	$32.631	$30.020	$30.979	$31.198	$24.203	$20.836	$22.188
Number of accumulation units outstanding at end of period (in thousands)	11	11	11	12	11	11	12	9	5	1

APP I-75

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Contrarian Core Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$43.595	$48.010	$39.537	$36.492	$35.507	$31.518	$23.276	$19.671	$19.907	$17.175
Accumulation unit value at end of period	$57.807	$43.595	$48.010	$39.537	$36.492	$35.507	$31.518	$23.276	$19.671	$19.907
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	4	1	3	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$42.958	$47.379	$39.076	$36.120	$35.198	$31.291	$23.143	$19.588	$19.852	$17.154
Accumulation unit value at end of period	$56.877	$42.958	$47.379	$39.076	$36.120	$35.198	$31.291	$23.143	$19.588	$19.852
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$42.122	$46.551	$38.470	$35.631	$34.791	$30.991	$22.966	$19.477	$19.780	$17.125
Accumulation unit value at end of period	$55.659	$42.122	$46.551	$38.470	$35.631	$34.791	$30.991	$22.966	$19.477	$19.780
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$41.506	$45.940	$38.021	$35.268	$34.488	$30.767	$22.835	$19.395	$19.726	$17.104
Accumulation unit value at end of period	$54.763	$41.506	$45.940	$38.021	$35.268	$34.488	$30.767	$22.835	$19.395	$19.726
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	2	16	10	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$40.899	$45.336	$37.578	$34.909	$34.188	$30.546	$22.705	$22.735	$-	$-
Accumulation unit value at end of period	$53.881	$40.899	$45.336	$37.578	$34.909	$34.188	$30.546	$22.705	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	3	3	4	3	5	3	5	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$40.500	$44.939	$37.286	$34.672	$33.990	$30.399	$22.618	$19.259	$19.637	$17.069
Accumulation unit value at end of period	$53.302	$40.500	$44.939	$37.286	$34.672	$33.990	$30.399	$22.618	$19.259	$19.637
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	5	16	17	7
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$40.104	$44.544	$36.995	$34.436	$33.793	$30.253	$22.532	$19.204	$19.601	$17.055
Accumulation unit value at end of period	$52.728	$40.104	$44.544	$36.995	$34.436	$33.793	$30.253	$22.532	$19.204	$19.601
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	0	-	-	-
APP I-76

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$39.324	$43.766	$36.421	$33.970	$33.402	$29.962	$22.360	$19.096	$19.530	$17.027
Accumulation unit value at end of period	$51.599	$39.324	$43.766	$36.421	$33.970	$33.402	$29.962	$22.360	$19.096	$19.530
Number of accumulation units outstanding at end of period (in thousands)	1	3	2	2	1	1	0	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$38.559	$43.001	$35.856	$33.509	$33.015	$29.675	$22.190	$18.989	$19.459	$16.999
Accumulation unit value at end of period	$50.495	$38.559	$43.001	$35.856	$33.509	$33.015	$29.675	$22.190	$18.989	$19.459
Number of accumulation units outstanding at end of period (in thousands)	6	6	10	7	6	5	5	2	0	0
Columbia Disciplined Small Core Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.598	$21.451	$20.166	$17.359	$18.768	$18.851	$13.880	$12.280	$12.672	$11.525
Accumulation unit value at end of period	$21.252	$17.598	$21.451	$20.166	$17.359	$18.768	$18.851	$13.880	$12.280	$12.672
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	2	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.366	$21.200	$19.960	$17.207	$18.632	$18.743	$13.821	$12.246	$12.656	$11.521
Accumulation unit value at end of period	$20.940	$17.366	$21.200	$19.960	$17.207	$18.632	$18.743	$13.821	$12.246	$12.656
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.062	$20.870	$19.689	$17.007	$18.453	$18.599	$13.743	$12.201	$12.635	$11.517
Accumulation unit value at end of period	$20.532	$17.062	$20.870	$19.689	$17.007	$18.453	$18.599	$13.743	$12.201	$12.635
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.837	$20.626	$19.488	$16.858	$18.319	$18.492	$13.684	$12.167	$12.619	$11.514
Accumulation unit value at end of period	$20.231	$16.837	$20.626	$19.488	$16.858	$18.319	$18.492	$13.684	$12.167	$12.619
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	15	16	19
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.615	$20.385	$19.289	$16.711	$18.186	$18.386	$13.626	$13.088	$-	$-
Accumulation unit value at end of period	$19.934	$16.615	$20.385	$19.289	$16.711	$18.186	$18.386	$13.626	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-77

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.469	$20.226	$19.157	$16.614	$18.098	$18.315	$13.587	$12.111	$12.592	$11.509
Accumulation unit value at end of period	$19.739	$16.469	$20.226	$19.157	$16.614	$18.098	$18.315	$13.587	$12.111	$12.592
Number of accumulation units outstanding at end of period (in thousands)	-	-	7	7	6	6	5	5	4	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.323	$20.068	$19.026	$16.517	$18.011	$18.245	$13.548	$12.089	$12.581	$11.507
Accumulation unit value at end of period	$19.545	$16.323	$20.068	$19.026	$16.517	$18.011	$18.245	$13.548	$12.089	$12.581
Number of accumulation units outstanding at end of period (in thousands)	1	-	1	2	1	1	0	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.037	$19.755	$18.768	$16.325	$17.837	$18.105	$13.472	$12.044	$12.560	$11.502
Accumulation unit value at end of period	$19.164	$16.037	$19.755	$18.768	$16.325	$17.837	$18.105	$13.472	$12.044	$12.560
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	-	-	0	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.756	$19.448	$18.513	$16.135	$17.665	$17.966	$13.395	$12.000	$12.539	$11.498
Accumulation unit value at end of period	$18.790	$15.756	$19.448	$18.513	$16.135	$17.665	$17.966	$13.395	$12.000	$12.539
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	2	2	1	1	0	0
Columbia Large Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.342	$18.342	$15.694	$13.657	$13.938	$12.466	$9.506	$8.282	$8.764	$-
Accumulation unit value at end of period	$21.271	$16.342	$18.342	$15.694	$13.657	$13.938	$12.466	$9.506	$8.282	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.986	$19.094	$16.362	$14.259	$14.575	$13.054	$9.970	$8.699	$9.219	$-
Accumulation unit value at end of period	$22.076	$16.986	$19.094	$16.362	$14.259	$14.575	$13.054	$9.970	$8.699	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.689	$17.672	$15.173	$13.250	$13.570	$12.179	$9.320	$8.148	$8.653	$-
Accumulation unit value at end of period	$20.350	$15.689	$17.672	$15.173	$13.250	$13.570	$12.179	$9.320	$8.148	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-78

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.417	$17.392	$14.955	$13.079	$13.415	$12.058	$9.241	$8.091	$8.606	$-
Accumulation unit value at end of period	$19.968	$15.417	$17.392	$14.955	$13.079	$13.415	$12.058	$9.241	$8.091	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	5	4	4	3	3	1	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.150	$17.116	$14.741	$12.911	$13.262	$11.939	$9.163	$9.085	$-	$-
Accumulation unit value at end of period	$19.593	$15.150	$17.116	$14.741	$12.911	$13.262	$11.939	$9.163	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.467	$16.361	$14.104	$12.365	$12.715	$11.457	$8.802	$7.726	$8.238	$-
Accumulation unit value at end of period	$18.690	$14.467	$16.361	$14.104	$12.365	$12.715	$11.457	$8.802	$7.726	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	4	8	9	14	3	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.801	$16.756	$14.459	$12.689	$13.061	$11.781	$9.060	$7.961	$8.497	$-
Accumulation unit value at end of period	$19.103	$14.801	$16.756	$14.459	$12.689	$13.061	$11.781	$9.060	$7.961	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.971	$15.848	$13.703	$12.050	$12.428	$11.232	$8.655	$7.620	$8.149	$-
Accumulation unit value at end of period	$17.996	$13.971	$15.848	$13.703	$12.050	$12.428	$11.232	$8.655	$7.620	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	11	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.128	$16.058	$13.912	$12.258	$12.668	$11.472	$8.858	$7.814	$8.374	$-
Accumulation unit value at end of period	$18.161	$14.128	$16.058	$13.912	$12.258	$12.668	$11.472	$8.858	$7.814	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	0	0	1	-
Columbia Large Cap Growth III Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.314	$12.877	$10.093	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.739	$12.314	$12.877	$10.093	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-79

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.273	$12.854	$10.090	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.659	$12.273	$12.854	$10.090	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.220	$12.824	$10.087	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.554	$12.220	$12.824	$10.087	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.180	$12.801	$10.084	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.475	$12.180	$12.801	$10.084	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.140	$12.779	$10.081	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.397	$12.140	$12.779	$10.081	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.114	$12.764	$10.080	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.345	$12.114	$12.764	$10.080	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	2	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.088	$12.749	$10.078	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.293	$12.088	$12.749	$10.078	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	17	16	10	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.035	$12.719	$10.074	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.189	$12.035	$12.719	$10.074	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	11	9	4	-	-	-	-	-	-

APP I-80

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.983	$12.689	$10.071	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.087	$11.983	$12.689	$10.071	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	15	19	38	-	-	-	-	-	-
Columbia Large Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.342	$18.342	$15.694	$13.657	$13.938	$12.466	$9.506	$8.282	$8.764	$-
Accumulation unit value at end of period	$21.271	$16.342	$18.342	$15.694	$13.657	$13.938	$12.466	$9.506	$8.282	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.986	$19.094	$16.362	$14.259	$14.575	$13.054	$9.970	$8.699	$9.219	$-
Accumulation unit value at end of period	$22.076	$16.986	$19.094	$16.362	$14.259	$14.575	$13.054	$9.970	$8.699	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.689	$17.672	$15.173	$13.250	$13.570	$12.179	$9.320	$8.148	$8.653	$-
Accumulation unit value at end of period	$20.350	$15.689	$17.672	$15.173	$13.250	$13.570	$12.179	$9.320	$8.148	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.417	$17.392	$14.955	$13.079	$13.415	$12.058	$9.241	$8.091	$8.606	$-
Accumulation unit value at end of period	$19.968	$15.417	$17.392	$14.955	$13.079	$13.415	$12.058	$9.241	$8.091	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	5	4	4	3	3	1	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.150	$17.116	$14.741	$12.911	$13.262	$11.939	$9.163	$9.085	$-	$-
Accumulation unit value at end of period	$19.593	$15.150	$17.116	$14.741	$12.911	$13.262	$11.939	$9.163	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.467	$16.361	$14.104	$12.365	$12.715	$11.457	$8.802	$7.726	$8.238	$-
Accumulation unit value at end of period	$18.690	$14.467	$16.361	$14.104	$12.365	$12.715	$11.457	$8.802	$7.726	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	4	8	9	14	3	-

APP I-81

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.801	$16.756	$14.459	$12.689	$13.061	$11.781	$9.060	$7.961	$8.497	$-
Accumulation unit value at end of period	$19.103	$14.801	$16.756	$14.459	$12.689	$13.061	$11.781	$9.060	$7.961	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.971	$15.848	$13.703	$12.050	$12.428	$11.232	$8.655	$7.620	$8.149	$-
Accumulation unit value at end of period	$17.996	$13.971	$15.848	$13.703	$12.050	$12.428	$11.232	$8.655	$7.620	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	11	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.128	$16.058	$13.912	$12.258	$12.668	$11.472	$8.858	$7.814	$8.374	$-
Accumulation unit value at end of period	$18.161	$14.128	$16.058	$13.912	$12.258	$12.668	$11.472	$8.858	$7.814	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	0	0	1	-
Columbia Select Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.960	$18.442	$16.273	$14.280	$15.060	$13.448	$9.950	$8.542	$8.924	$7.259
Accumulation unit value at end of period	$20.956	$15.960	$18.442	$16.273	$14.280	$15.060	$13.448	$9.950	$8.542	$8.924
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.743	$20.534	$18.145	$15.947	$16.844	$15.063	$11.162	$9.596	$10.041	$8.180
Accumulation unit value at end of period	$23.263	$17.743	$20.534	$18.145	$15.947	$16.844	$15.063	$11.162	$9.596	$10.041
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.325	$17.770	$15.735	$13.856	$14.665	$13.140	$9.756	$8.405	$8.812	$7.193
Accumulation unit value at end of period	$20.051	$15.325	$17.770	$15.735	$13.856	$14.665	$13.140	$9.756	$8.405	$8.812
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.060	$17.490	$15.510	$13.678	$14.498	$13.011	$9.675	$8.347	$8.764	$7.165
Accumulation unit value at end of period	$19.676	$15.060	$17.490	$15.510	$13.678	$14.498	$13.011	$9.675	$8.347	$8.764
Number of accumulation units outstanding at end of period (in thousands)	9	12	8	9	7	6	10	20	19	7

APP I-82

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.800	$17.214	$15.288	$13.503	$14.333	$12.882	$9.593	$9.227	$-	$-
Accumulation unit value at end of period	$19.307	$14.800	$17.214	$15.288	$13.503	$14.333	$12.882	$9.593	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	1	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.629	$17.032	$15.141	$13.387	$14.225	$12.797	$9.540	$8.251	$8.685	$7.118
Accumulation unit value at end of period	$19.065	$14.629	$17.032	$15.141	$13.387	$14.225	$12.797	$9.540	$8.251	$8.685
Number of accumulation units outstanding at end of period (in thousands)	14	14	14	26	26	19	8	13	7	1
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.460	$16.853	$14.997	$13.272	$14.117	$12.713	$9.486	$8.213	$8.654	$7.100
Accumulation unit value at end of period	$18.826	$14.460	$16.853	$14.997	$13.272	$14.117	$12.713	$9.486	$8.213	$8.654
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	18
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.128	$16.499	$14.711	$13.046	$13.904	$12.546	$9.381	$8.138	$8.592	$7.063
Accumulation unit value at end of period	$18.357	$14.128	$16.499	$14.711	$13.046	$13.904	$12.546	$9.381	$8.138	$8.592
Number of accumulation units outstanding at end of period (in thousands)	9	15	17	24	25	34	38	35	23	19
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.804	$16.153	$14.431	$12.823	$13.694	$12.381	$9.276	$8.063	$8.530	$7.026
Accumulation unit value at end of period	$17.900	$13.804	$16.153	$14.431	$12.823	$13.694	$12.381	$9.276	$8.063	$8.530
Number of accumulation units outstanding at end of period (in thousands)	13	12	14	19	17	14	22	27	22	34
Columbia Seligman Communications and Information Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.681	$33.265	$24.814	$21.506	$19.711	$15.632	$12.676	$11.796	$12.399	$10.754
Accumulation unit value at end of period	$47.227	$30.681	$33.265	$24.814	$21.506	$19.711	$15.632	$12.676	$11.796	$12.399
Number of accumulation units outstanding at end of period (in thousands)	4	4	7	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$31.216	$33.895	$25.322	$21.980	$20.175	$16.024	$13.014	$12.128	$12.767	$11.090
Accumulation unit value at end of period	$47.978	$31.216	$33.895	$25.322	$21.980	$20.175	$16.024	$13.014	$12.128	$12.767
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-83

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$27.877	$30.330	$22.704	$19.747	$18.161	$14.454	$11.762	$10.983	$11.585	$10.084
Accumulation unit value at end of period	$42.760	$27.877	$30.330	$22.704	$19.747	$18.161	$14.454	$11.762	$10.983	$11.585
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	5	4	16	17	19	4	4
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.952	$31.548	$23.650	$20.601	$18.975	$15.124	$12.326	$11.527	$12.177	$10.615
Accumulation unit value at end of period	$44.343	$28.952	$31.548	$23.650	$20.601	$18.975	$15.124	$12.326	$11.527	$12.177
Number of accumulation units outstanding at end of period (in thousands)	2	5	5	4	4	4	3	2	19	17
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$37.284	$40.689	$30.549	$26.649	$24.583	$19.624	$16.017	$16.136	$-	$-
Accumulation unit value at end of period	$57.019	$37.284	$40.689	$30.549	$26.649	$24.583	$19.624	$16.017	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$28.124	$30.723	$23.089	$20.162	$18.618	$14.876	$12.154	$11.395	$12.068	$10.546
Accumulation unit value at end of period	$42.967	$28.124	$30.723	$23.089	$20.162	$18.618	$14.876	$12.154	$11.395	$12.068
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	1	1	6	1	2	2	0
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$36.360	$39.760	$29.911	$26.145	$24.167	$19.330	$15.808	$14.836	$15.727	$13.758
Accumulation unit value at end of period	$55.495	$36.360	$39.760	$29.911	$26.145	$24.167	$19.330	$15.808	$14.836	$15.727
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	0	0	0	0
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.161	$29.761	$22.434	$19.648	$18.198	$14.585	$11.951	$11.239	$11.938	$10.464
Accumulation unit value at end of period	$41.373	$27.161	$29.761	$22.434	$19.648	$18.198	$14.585	$11.951	$11.239	$11.938
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	5	5	0	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.580	$37.967	$28.676	$25.166	$23.354	$18.755	$15.399	$14.510	$15.444	$13.564
Accumulation unit value at end of period	$52.568	$34.580	$37.967	$28.676	$25.166	$23.354	$18.755	$15.399	$14.510	$15.444
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	4	3	4	2	2	4	2

APP I-84

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Seligman Global Technology Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.242	$33.152	$24.650	$21.173	$19.269	$15.451	$12.226	$11.348	$12.208	$10.581
Accumulation unit value at end of period	$46.833	$30.242	$33.152	$24.650	$21.173	$19.269	$15.451	$12.226	$11.348	$12.208
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$29.954	$32.885	$24.488	$21.066	$19.200	$15.419	$12.218	$11.358	$12.238	$10.623
Accumulation unit value at end of period	$46.317	$29.954	$32.885	$24.488	$21.066	$19.200	$15.419	$12.218	$11.358	$12.238
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.035	$31.941	$23.832	$20.542	$18.761	$15.096	$11.987	$11.165	$12.053	$10.484
Accumulation unit value at end of period	$44.807	$29.035	$31.941	$23.832	$20.542	$18.761	$15.096	$11.987	$11.165	$12.053
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	5	4	3	3	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.532	$31.435	$23.490	$20.278	$18.547	$14.947	$11.886	$11.087	$11.988	$10.443
Accumulation unit value at end of period	$43.965	$28.532	$31.435	$23.490	$20.278	$18.547	$14.947	$11.886	$11.087	$11.988
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	2	1	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.039	$30.938	$23.153	$20.017	$18.335	$14.798	$11.785	$11.850	$-	$-
Accumulation unit value at end of period	$43.139	$28.039	$30.938	$23.153	$20.017	$18.335	$14.798	$11.785	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$27.246	$30.094	$22.544	$19.509	$17.889	$14.452	$11.521	$10.774	$11.679	$10.199
Accumulation unit value at end of period	$41.878	$27.246	$30.094	$22.544	$19.509	$17.889	$14.452	$11.521	$10.774	$11.679
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	0
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.393	$30.287	$22.711	$19.674	$18.057	$14.603	$11.653	$10.909	$11.836	$10.346
Accumulation unit value at end of period	$42.063	$27.393	$30.287	$22.711	$19.674	$18.057	$14.603	$11.653	$10.909	$11.836
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-85

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.314	$29.152	$21.904	$19.012	$17.485	$14.169	$11.329	$10.627	$11.553	$10.119
Accumulation unit value at end of period	$40.324	$26.314	$29.152	$21.904	$19.012	$17.485	$14.169	$11.329	$10.627	$11.553
Number of accumulation units outstanding at end of period (in thousands)	1	3	2	2	3	3	3	3	3	3
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.147	$29.025	$21.852	$19.005	$17.514	$14.220	$11.393	$10.708	$11.665	$10.238
Accumulation unit value at end of period	$39.989	$26.147	$29.025	$21.852	$19.005	$17.514	$14.220	$11.393	$10.708	$11.665
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	2	2	2	2	2	5	4
Columbia Small Cap Value Fund I
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.540	$45.959	$40.347	$30.492	$32.605	$31.703	$23.684	$21.316	$22.734	$18.083
Accumulation unit value at end of period	$45.408	$37.540	$45.959	$40.347	$30.492	$32.605	$31.703	$23.684	$21.316	$22.734
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$36.991	$45.356	$39.876	$30.181	$32.322	$31.475	$23.548	$21.226	$22.672	$18.060
Accumulation unit value at end of period	$44.677	$36.991	$45.356	$39.876	$30.181	$32.322	$31.475	$23.548	$21.226	$22.672
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$36.272	$44.563	$39.258	$29.772	$31.948	$31.173	$23.369	$21.106	$22.589	$18.031
Accumulation unit value at end of period	$43.720	$36.272	$44.563	$39.258	$29.772	$31.948	$31.173	$23.369	$21.106	$22.589
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$35.741	$43.978	$38.800	$29.469	$31.670	$30.948	$23.235	$21.017	$22.528	$18.008
Accumulation unit value at end of period	$43.016	$35.741	$43.978	$38.800	$29.469	$31.670	$30.948	$23.235	$21.017	$22.528
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	2	2	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$35.218	$43.400	$38.347	$29.169	$31.394	$30.725	$23.103	$22.557	$-	$-
Accumulation unit value at end of period	$42.323	$35.218	$43.400	$38.347	$29.169	$31.394	$30.725	$23.103	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-86

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$34.874	$43.019	$38.049	$28.971	$31.212	$30.578	$23.014	$20.869	$22.425	$17.971
Accumulation unit value at end of period	$41.868	$34.874	$43.019	$38.049	$28.971	$31.212	$30.578	$23.014	$20.869	$22.425
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	2	2	2
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.533	$42.641	$37.752	$28.774	$31.031	$30.430	$22.927	$20.810	$22.384	$17.957
Accumulation unit value at end of period	$41.417	$34.533	$42.641	$37.752	$28.774	$31.031	$30.430	$22.927	$20.810	$22.384
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$33.861	$41.896	$37.167	$28.384	$30.672	$30.138	$22.752	$20.693	$22.303	$17.927
Accumulation unit value at end of period	$40.530	$33.861	$41.896	$37.167	$28.384	$30.672	$30.138	$22.752	$20.693	$22.303
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.203	$41.164	$36.590	$27.999	$30.317	$29.849	$22.579	$20.577	$22.222	$17.898
Accumulation unit value at end of period	$39.662	$33.203	$41.164	$36.590	$27.999	$30.317	$29.849	$22.579	$20.577	$22.222
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	2	1	1	1	1	1
Columbia Small/Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.247	$18.260	$16.163	$13.741	$14.633	$13.708	$10.146	$8.587	$9.377	$7.647
Accumulation unit value at end of period	$18.858	$15.247	$18.260	$16.163	$13.741	$14.633	$13.708	$10.146	$8.587	$9.377
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	0
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.975	$19.161	$16.986	$14.462	$15.424	$14.471	$10.727	$9.092	$9.943	$8.121
Accumulation unit value at end of period	$19.729	$15.975	$19.161	$16.986	$14.462	$15.424	$14.471	$10.727	$9.092	$9.943
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.638	$17.593	$15.627	$13.332	$14.246	$13.393	$9.947	$8.449	$9.258	$7.576
Accumulation unit value at end of period	$18.041	$14.638	$17.593	$15.627	$13.332	$14.246	$13.393	$9.947	$8.449	$9.258
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-87

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.384	$17.314	$15.402	$13.160	$14.084	$13.260	$9.864	$8.390	$9.207	$7.546
Accumulation unit value at end of period	$17.702	$14.384	$17.314	$15.402	$13.160	$14.084	$13.260	$9.864	$8.390	$9.207
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	3	3	5	14	10	5	5
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.135	$17.040	$15.181	$12.990	$13.923	$13.128	$9.780	$9.342	$-	$-
Accumulation unit value at end of period	$17.370	$14.135	$17.040	$15.181	$12.990	$13.923	$13.128	$9.780	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.674	$16.501	$14.715	$12.604	$13.523	$12.764	$9.518	$8.117	$8.930	$7.337
Accumulation unit value at end of period	$16.786	$13.674	$16.501	$14.715	$12.604	$13.523	$12.764	$9.518	$8.117	$8.930
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	1	1	2	1	3	12	10
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.810	$16.681	$14.891	$12.768	$13.712	$12.955	$9.670	$8.255	$9.091	$7.477
Accumulation unit value at end of period	$16.936	$13.810	$16.681	$14.891	$12.768	$13.712	$12.955	$9.670	$8.255	$9.091
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.206	$15.984	$14.297	$12.283	$13.218	$12.513	$9.359	$8.005	$8.833	$7.280
Accumulation unit value at end of period	$16.163	$13.206	$15.984	$14.297	$12.283	$13.218	$12.513	$9.359	$8.005	$8.833
Number of accumulation units outstanding at end of period (in thousands)	8	8	9	8	12	2	4	0	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.181	$15.986	$14.328	$12.333	$13.299	$12.615	$9.455	$8.103	$8.959	$7.398
Accumulation unit value at end of period	$16.100	$13.181	$15.986	$14.328	$12.333	$13.299	$12.615	$9.455	$8.103	$8.959
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	6	7	15	14	19	18	14
Davis New York Venture Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$68.892	$79.196	$64.835	$57.760	$56.093	$52.645	$39.124	$34.707	$36.451	$32.513
Accumulation unit value at end of period	$90.185	$68.892	$79.196	$64.835	$57.760	$56.093	$52.645	$39.124	$34.707	$36.451
Number of accumulation units outstanding at end of period (in thousands)	1	1	3	1	2	8	9	9	5	1

APP I-88

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.172	$19.771	$16.210	$14.462	$14.067	$13.222	$9.841	$8.743	$9.196	$8.215
Accumulation unit value at end of period	$22.446	$17.172	$19.771	$16.210	$14.462	$14.067	$13.222	$9.841	$8.743	$9.196
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$26.253	$30.286	$24.881	$22.244	$21.678	$20.417	$15.226	$13.554	$14.285	$12.787
Accumulation unit value at end of period	$34.248	$26.253	$30.286	$24.881	$22.244	$21.678	$20.417	$15.226	$13.554	$14.285
Number of accumulation units outstanding at end of period (in thousands)	40	43	45	63	69	76	98	84	87	86
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.601	$29.579	$24.336	$21.789	$21.267	$20.060	$14.982	$13.357	$14.099	$12.638
Accumulation unit value at end of period	$33.347	$25.601	$29.579	$24.336	$21.789	$21.267	$20.060	$14.982	$13.357	$14.099
Number of accumulation units outstanding at end of period (in thousands)	46	50	37	40	41	32	24	46	65	45
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.426	$24.793	$20.429	$18.318	$17.906	$16.915	$12.652	$12.602	$-	$-
Accumulation unit value at end of period	$27.867	$21.426	$24.793	$20.429	$18.318	$17.906	$16.915	$12.652	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	24	42	53	37	39	37	38	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.905	$17.265	$14.240	$12.781	$12.506	$11.826	$8.855	$7.914	$8.374	$7.526
Accumulation unit value at end of period	$19.367	$14.905	$17.265	$14.240	$12.781	$12.506	$11.826	$8.855	$7.914	$8.374
Number of accumulation units outstanding at end of period (in thousands)	33	32	33	35	40	37	61	56	46	60
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.143	$27.992	$23.111	$20.764	$20.338	$19.250	$14.428	$12.909	$13.673	$12.300
Accumulation unit value at end of period	$31.337	$24.143	$27.992	$23.111	$20.764	$20.338	$19.250	$14.428	$12.909	$13.673
Number of accumulation units outstanding at end of period (in thousands)	11	12	17	21	35	49	54	48	66	73
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.395	$16.724	$13.835	$12.455	$12.224	$11.594	$8.707	$7.805	$8.284	$7.467
Accumulation unit value at end of period	$18.648	$14.395	$16.724	$13.835	$12.455	$12.224	$11.594	$8.707	$7.805	$8.284
Number of accumulation units outstanding at end of period (in thousands)	14	14	15	21	24	31	26	24	37	49

APP I-89

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.577	$26.282	$21.786	$19.652	$19.325	$18.366	$13.820	$12.414	$13.202	$11.924
Accumulation unit value at end of period	$29.188	$22.577	$26.282	$21.786	$19.652	$19.325	$18.366	$13.820	$12.414	$13.202
Number of accumulation units outstanding at end of period (in thousands)	32	35	44	54	56	70	86	94	93	82
Delaware Diversified Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.634	$11.901	$11.306	$10.917	$11.044	$10.506	$10.653	$10.000	$-	$-
Accumulation unit value at end of period	$12.887	$11.634	$11.901	$11.306	$10.917	$11.044	$10.506	$10.653	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.513	$11.795	$11.222	$10.853	$10.995	$10.475	$10.637	$10.000	$-	$-
Accumulation unit value at end of period	$12.734	$11.513	$11.795	$11.222	$10.853	$10.995	$10.475	$10.637	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.354	$11.655	$11.111	$10.767	$10.930	$10.434	$10.617	$10.000	$-	$-
Accumulation unit value at end of period	$12.533	$11.354	$11.655	$11.111	$10.767	$10.930	$10.434	$10.617	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.236	$11.551	$11.029	$10.703	$10.881	$10.404	$10.601	$10.000	$-	$-
Accumulation unit value at end of period	$12.384	$11.236	$11.551	$11.029	$10.703	$10.881	$10.404	$10.601	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	21	29	4	4	4	3	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.119	$11.448	$10.947	$10.639	$10.833	$10.373	$10.586	$10.000	$-	$-
Accumulation unit value at end of period	$12.237	$11.119	$11.448	$10.947	$10.639	$10.833	$10.373	$10.586	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.042	$11.380	$10.893	$10.597	$10.801	$10.353	$10.576	$10.000	$-	$-
Accumulation unit value at end of period	$12.140	$11.042	$11.380	$10.893	$10.597	$10.801	$10.353	$10.576	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-90

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.965	$11.313	$10.839	$10.555	$10.769	$10.332	$10.565	$10.000	$-	$-
Accumulation unit value at end of period	$12.043	$10.965	$11.313	$10.839	$10.555	$10.769	$10.332	$10.565	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	6	-	-	0	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.814	$11.179	$10.732	$10.472	$10.705	$10.292	$10.545	$10.000	$-	$-
Accumulation unit value at end of period	$11.853	$10.814	$11.179	$10.732	$10.472	$10.705	$10.292	$10.545	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	6	6	3	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$10.000	$-	$-
Accumulation unit value at end of period	$11.665	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	5	-	4	6	0	-	-
Delaware Extended Duration Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.580	$14.786	$13.188	$12.298	$12.914	$11.142	$11.607	$10.000	$-	$-
Accumulation unit value at end of period	$16.664	$13.580	$14.786	$13.188	$12.298	$12.914	$11.142	$11.607	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.439	$14.654	$13.090	$12.225	$12.857	$11.109	$11.590	$10.000	$-	$-
Accumulation unit value at end of period	$16.466	$13.439	$14.654	$13.090	$12.225	$12.857	$11.109	$11.590	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.253	$14.481	$12.961	$12.129	$12.781	$11.065	$11.568	$10.000	$-	$-
Accumulation unit value at end of period	$16.206	$13.253	$14.481	$12.961	$12.129	$12.781	$11.065	$11.568	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.116	$14.352	$12.865	$12.057	$12.724	$11.033	$11.551	$10.000	$-	$-
Accumulation unit value at end of period	$16.013	$13.116	$14.352	$12.865	$12.057	$12.724	$11.033	$11.551	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-91

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.979	$14.224	$12.770	$11.985	$12.668	$11.000	$11.534	$10.000	$-	$-
Accumulation unit value at end of period	$15.823	$12.979	$14.224	$12.770	$11.985	$12.668	$11.000	$11.534	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.889	$14.139	$12.706	$11.938	$12.630	$10.979	$11.523	$10.000	$-	$-
Accumulation unit value at end of period	$15.697	$12.889	$14.139	$12.706	$11.938	$12.630	$10.979	$11.523	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.800	$14.055	$12.643	$11.891	$12.593	$10.957	$11.512	$10.000	$-	$-
Accumulation unit value at end of period	$15.573	$12.800	$14.055	$12.643	$11.891	$12.593	$10.957	$11.512	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	0	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.623	$13.889	$12.518	$11.797	$12.518	$10.914	$11.490	$10.000	$-	$-
Accumulation unit value at end of period	$15.327	$12.623	$13.889	$12.518	$11.797	$12.518	$10.914	$11.490	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	2	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$10.000	$-	$-
Accumulation unit value at end of period	$15.084	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	-	-	-	-	-	-
DWS Capital Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.428	$40.298	$31.998	$30.870	$28.562	$25.400	$18.958	$16.438	$17.341	$-
Accumulation unit value at end of period	$53.855	$39.428	$40.298	$31.998	$30.870	$28.562	$25.400	$18.958	$16.438	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$38.851	$39.768	$31.625	$30.556	$28.314	$25.217	$18.850	$16.369	$17.294	$-
Accumulation unit value at end of period	$52.988	$38.851	$39.768	$31.625	$30.556	$28.314	$25.217	$18.850	$16.369	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-92

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$38.095	$39.073	$31.134	$30.142	$27.986	$24.975	$18.706	$16.277	$17.231	$-
Accumulation unit value at end of period	$51.854	$38.095	$39.073	$31.134	$30.142	$27.986	$24.975	$18.706	$16.277	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$37.538	$38.560	$30.771	$29.835	$27.743	$24.795	$18.599	$16.208	$17.183	$-
Accumulation unit value at end of period	$51.019	$37.538	$38.560	$30.771	$29.835	$27.743	$24.795	$18.599	$16.208	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$36.990	$38.054	$30.412	$29.531	$27.502	$24.617	$18.493	$18.983	$-	$-
Accumulation unit value at end of period	$50.198	$36.990	$38.054	$30.412	$29.531	$27.502	$24.617	$18.493	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$36.628	$37.720	$30.176	$29.330	$27.342	$24.498	$18.422	$16.094	$17.105	$-
Accumulation unit value at end of period	$49.658	$36.628	$37.720	$30.176	$29.330	$27.342	$24.498	$18.422	$16.094	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$36.270	$37.389	$29.941	$29.131	$27.183	$24.380	$18.352	$16.048	$17.074	$-
Accumulation unit value at end of period	$49.123	$36.270	$37.389	$29.941	$29.131	$27.183	$24.380	$18.352	$16.048	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$35.565	$36.735	$29.476	$28.736	$26.869	$24.146	$18.212	$15.958	$17.012	$-
Accumulation unit value at end of period	$48.071	$35.565	$36.735	$29.476	$28.736	$26.869	$24.146	$18.212	$15.958	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.873	$36.093	$29.019	$28.347	$26.558	$23.915	$18.074	$15.868	$16.950	$-
Accumulation unit value at end of period	$47.042	$34.873	$36.093	$29.019	$28.347	$26.558	$23.915	$18.074	$15.868	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-93

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
DWS Emerging Markets Fixed Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.586	$17.744	$16.285	$14.920	$16.033	$16.352	$17.253	$14.591	$15.176	$13.592
Accumulation unit value at end of period	$18.960	$16.586	$17.744	$16.285	$14.920	$16.033	$16.352	$17.253	$14.591	$15.176
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.343	$17.510	$16.095	$14.768	$15.893	$16.234	$17.154	$14.530	$15.134	$13.575
Accumulation unit value at end of period	$18.655	$16.343	$17.510	$16.095	$14.768	$15.893	$16.234	$17.154	$14.530	$15.134
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.025	$17.204	$15.846	$14.568	$15.709	$16.078	$17.023	$14.448	$15.079	$13.553
Accumulation unit value at end of period	$18.255	$16.025	$17.204	$15.846	$14.568	$15.709	$16.078	$17.023	$14.448	$15.079
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.791	$16.978	$15.661	$14.419	$15.573	$15.963	$16.926	$14.387	$15.038	$13.536
Accumulation unit value at end of period	$17.961	$15.791	$16.978	$15.661	$14.419	$15.573	$15.963	$16.926	$14.387	$15.038
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.560	$16.755	$15.478	$14.273	$15.437	$15.847	$16.829	$16.301	$-	$-
Accumulation unit value at end of period	$17.672	$15.560	$16.755	$15.478	$14.273	$15.437	$15.847	$16.829	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.408	$16.608	$15.358	$14.175	$15.348	$15.771	$16.765	$14.286	$14.970	$13.508
Accumulation unit value at end of period	$17.482	$15.408	$16.608	$15.358	$14.175	$15.348	$15.771	$16.765	$14.286	$14.970
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	1	1	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.257	$16.462	$15.238	$14.079	$15.259	$15.695	$16.701	$14.245	$14.943	$13.497
Accumulation unit value at end of period	$17.294	$15.257	$16.462	$15.238	$14.079	$15.259	$15.695	$16.701	$14.245	$14.943
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-94

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.960	$16.175	$15.002	$13.888	$15.082	$15.545	$16.574	$14.165	$14.888	$13.475
Accumulation unit value at end of period	$16.923	$14.960	$16.175	$15.002	$13.888	$15.082	$15.545	$16.574	$14.165	$14.888
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	-	-	1	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.669	$15.892	$14.769	$13.700	$14.907	$15.395	$16.448	$14.086	$14.834	$13.453
Accumulation unit value at end of period	$16.561	$14.669	$15.892	$14.769	$13.700	$14.907	$15.395	$16.448	$14.086	$14.834
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	2	2	2	2	2	1
DWS International Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.252	$12.368	$9.887	$9.883	$10.076	$10.270	$8.160	$6.923	$8.149	$7.194
Accumulation unit value at end of period	$13.451	$10.252	$12.368	$9.887	$9.883	$10.076	$10.270	$8.160	$6.923	$8.149
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$10.854	$13.114	$10.498	$10.510	$10.732	$10.955	$8.717	$7.407	$8.732	$7.720
Accumulation unit value at end of period	$14.219	$10.854	$13.114	$10.498	$10.510	$10.732	$10.955	$8.717	$7.407	$8.732
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.624	$12.863	$10.318	$10.350	$10.590	$10.831	$8.636	$7.353	$8.685	$7.694
Accumulation unit value at end of period	$13.891	$10.624	$12.863	$10.318	$10.350	$10.590	$10.831	$8.636	$7.353	$8.685
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.825	$13.126	$10.544	$10.593	$10.855	$11.119	$8.879	$7.571	$8.956	$7.946
Accumulation unit value at end of period	$14.133	$10.825	$13.126	$10.544	$10.593	$10.855	$11.119	$8.879	$7.571	$8.956
Number of accumulation units outstanding at end of period (in thousands)	5	6	7	7	7	8	8	11	21	19
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.137	$15.954	$12.835	$12.914	$13.253	$13.596	$10.873	$10.426	$-	$-
Accumulation unit value at end of period	$17.126	$13.137	$15.954	$12.835	$12.914	$13.253	$13.596	$10.873	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-95

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.397	$11.423	$9.199	$9.265	$9.517	$9.773	$7.824	$6.688	$7.932	$7.055
Accumulation unit value at end of period	$12.237	$9.397	$11.423	$9.199	$9.265	$9.517	$9.773	$7.824	$6.688	$7.932
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.812	$15.589	$12.567	$12.670	$13.028	$13.392	$10.731	$9.182	$10.901	$9.705
Accumulation unit value at end of period	$16.668	$12.812	$15.589	$12.567	$12.670	$13.028	$13.392	$10.731	$9.182	$10.901
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	-	-	-	0	0	0	0
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.076	$11.065	$8.938	$9.029	$9.302	$9.581	$7.693	$6.596	$7.846	$7.000
Accumulation unit value at end of period	$11.783	$9.076	$11.065	$8.938	$9.029	$9.302	$9.581	$7.693	$6.596	$7.846
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.184	$14.886	$12.048	$12.195	$12.590	$12.993	$10.454	$8.981	$10.704	$9.568
Accumulation unit value at end of period	$15.788	$12.184	$14.886	$12.048	$12.195	$12.590	$12.993	$10.454	$8.981	$10.704
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	4	4	3	2	2	4	4
Domini Impact Equity Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$60.379	$66.406	$57.534	$51.722	$55.777	$48.941	$36.839	$33.090	$36.315	$-
Accumulation unit value at end of period	$79.498	$60.379	$66.406	$57.534	$51.722	$55.777	$48.941	$36.839	$33.090	$-
Number of accumulation units outstanding at end of period (in thousands)	20	29	29	26	22	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.528	$18.205	$15.796	$14.222	$15.360	$13.498	$10.175	$9.153	$10.000	$-
Accumulation unit value at end of period	$21.729	$16.528	$18.205	$15.796	$14.222	$15.360	$13.498	$10.175	$9.153	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.690	$21.732	$18.894	$17.045	$18.446	$16.242	$12.269	$11.059	$12.165	$-
Accumulation unit value at end of period	$25.835	$19.690	$21.732	$18.894	$17.045	$18.446	$16.242	$12.269	$11.059	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	33	1	-	-	-

APP I-96

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.142	$21.159	$18.424	$16.645	$18.040	$15.909	$12.035	$10.864	$11.963	$-
Accumulation unit value at end of period	$25.078	$19.142	$21.159	$18.424	$16.645	$18.040	$15.909	$12.035	$10.864	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.760	$20.767	$18.110	$16.386	$17.786	$15.708	$11.901	$12.279	$-	$-
Accumulation unit value at end of period	$24.540	$18.760	$20.767	$18.110	$16.386	$17.786	$15.708	$11.901	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.788	$17.495	$15.271	$13.832	$15.029	$13.286	$10.076	$9.118	$10.000	$-
Accumulation unit value at end of period	$20.631	$15.788	$17.495	$15.271	$13.832	$15.029	$13.286	$10.076	$9.118	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.261	$20.257	$17.700	$16.047	$17.453	$15.445	$11.725	$10.621	$11.723	$-
Accumulation unit value at end of period	$23.840	$18.261	$20.257	$17.700	$16.047	$17.453	$15.445	$11.725	$10.621	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	5	5	5	3	0	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.406	$20.458	$17.911	$16.271	$17.733	$15.724	$11.960	$10.856	$11.998	$-
Accumulation unit value at end of period	$23.981	$18.406	$20.458	$17.911	$16.271	$17.733	$15.724	$11.960	$10.856	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.305	$19.273	$16.907	$15.390	$16.805	$14.931	$11.380	$10.350	$11.455	$-
Accumulation unit value at end of period	$22.501	$17.305	$19.273	$16.907	$15.390	$16.805	$14.931	$11.380	$10.350	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	4	3	3	0	1	0	-
Eaton Vance Atlanta Capital SMID-Cap Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.539	$23.869	$19.184	$17.290	$15.797	$15.058	$11.095	$10.000	$-	$-
Accumulation unit value at end of period	$30.225	$22.539	$23.869	$19.184	$17.290	$15.797	$15.058	$11.095	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	20	17	15	15	-	-	-	-	-	-

APP I-97

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$22.304	$23.656	$19.042	$17.187	$15.727	$15.014	$11.079	$10.000	$-	$-
Accumulation unit value at end of period	$29.866	$22.304	$23.656	$19.042	$17.187	$15.727	$15.014	$11.079	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.996	$23.376	$18.854	$17.051	$15.634	$14.955	$11.057	$10.000	$-	$-
Accumulation unit value at end of period	$29.394	$21.996	$23.376	$18.854	$17.051	$15.634	$14.955	$11.057	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.767	$23.168	$18.714	$16.950	$15.564	$14.911	$11.041	$10.000	$-	$-
Accumulation unit value at end of period	$29.045	$21.767	$23.168	$18.714	$16.950	$15.564	$14.911	$11.041	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	13	12	12	11	8	6	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.541	$22.962	$18.575	$16.850	$15.495	$14.867	$11.025	$10.000	$-	$-
Accumulation unit value at end of period	$28.700	$21.541	$22.962	$18.575	$16.850	$15.495	$14.867	$11.025	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.391	$22.826	$18.483	$16.783	$15.449	$14.838	$11.015	$10.000	$-	$-
Accumulation unit value at end of period	$28.472	$21.391	$22.826	$18.483	$16.783	$15.449	$14.838	$11.015	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	5	4	9	8	7	1	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.243	$22.690	$18.392	$16.717	$15.403	$14.809	$11.004	$10.000	$-	$-
Accumulation unit value at end of period	$28.246	$21.243	$22.690	$18.392	$16.717	$15.403	$14.809	$11.004	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	3	4	5	-	0	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.949	$22.421	$18.210	$16.584	$15.312	$14.751	$10.983	$10.000	$-	$-
Accumulation unit value at end of period	$27.800	$20.949	$22.421	$18.210	$16.584	$15.312	$14.751	$10.983	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	2	-	3	2	1	0	-	-

APP I-98

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$10.000	$-	$-
Accumulation unit value at end of period	$27.360	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	6	5	6	6	6	4	1	-	-
Eaton Vance Balanced Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.474	$28.449	$25.058	$23.956	$23.338	$21.289	$17.601	$15.785	$15.581	$14.305
Accumulation unit value at end of period	$33.967	$27.474	$28.449	$25.058	$23.956	$23.338	$21.289	$17.601	$15.785	$15.581
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$27.072	$28.075	$24.766	$23.712	$23.135	$21.136	$17.500	$15.719	$15.538	$14.287
Accumulation unit value at end of period	$33.420	$27.072	$28.075	$24.766	$23.712	$23.135	$21.136	$17.500	$15.719	$15.538
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$26.545	$27.584	$24.382	$23.391	$22.867	$20.933	$17.367	$15.630	$15.481	$14.264
Accumulation unit value at end of period	$32.704	$26.545	$27.584	$24.382	$23.391	$22.867	$20.933	$17.367	$15.630	$15.481
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.157	$27.222	$24.098	$23.152	$22.668	$20.782	$17.267	$15.564	$15.439	$14.246
Accumulation unit value at end of period	$32.178	$26.157	$27.222	$24.098	$23.152	$22.668	$20.782	$17.267	$15.564	$15.439
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.774	$26.864	$23.817	$22.917	$22.471	$20.632	$17.169	$17.268	$-	$-
Accumulation unit value at end of period	$31.660	$25.774	$26.864	$23.817	$22.917	$22.471	$20.632	$17.169	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$25.522	$26.628	$23.631	$22.761	$22.341	$20.533	$17.103	$15.454	$15.369	$14.217
Accumulation unit value at end of period	$31.319	$25.522	$26.628	$23.631	$22.761	$22.341	$20.533	$17.103	$15.454	$15.369
Number of accumulation units outstanding at end of period (in thousands)	1	2	1	1	1	-	-	1	1	1

APP I-99

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.273	$26.395	$23.447	$22.606	$22.211	$20.434	$17.038	$15.411	$15.341	$14.205
Accumulation unit value at end of period	$30.982	$25.273	$26.395	$23.447	$22.606	$22.211	$20.434	$17.038	$15.411	$15.341
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.781	$25.933	$23.083	$22.300	$21.954	$20.238	$16.908	$15.324	$15.285	$14.182
Accumulation unit value at end of period	$30.319	$24.781	$25.933	$23.083	$22.300	$21.954	$20.238	$16.908	$15.324	$15.285
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.299	$25.480	$22.725	$21.998	$21.700	$20.044	$16.779	$15.238	$15.229	$14.158
Accumulation unit value at end of period	$29.669	$24.299	$25.480	$22.725	$21.998	$21.700	$20.044	$16.779	$15.238	$15.229
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	1	1	-	0	-	0	-
Eaton Vance Income Fund of Boston
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.313	$18.840	$17.773	$15.774	$16.099	$15.699	$14.631	$12.898	$12.335	$10.726
Accumulation unit value at end of period	$20.747	$18.313	$18.840	$17.773	$15.774	$16.099	$15.699	$14.631	$12.898	$12.335
Number of accumulation units outstanding at end of period (in thousands)	5	5	11	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.446	$19.007	$17.957	$15.961	$16.314	$15.933	$14.871	$13.129	$12.575	$10.951
Accumulation unit value at end of period	$20.867	$18.446	$19.007	$17.957	$15.961	$16.314	$15.933	$14.871	$13.129	$12.575
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.057	$18.643	$17.648	$15.718	$16.098	$15.753	$14.733	$13.033	$12.508	$10.915
Accumulation unit value at end of period	$20.386	$18.057	$18.643	$17.648	$15.718	$16.098	$15.753	$14.733	$13.033	$12.508
Number of accumulation units outstanding at end of period (in thousands)	7	7	8	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.280	$17.868	$16.940	$15.110	$15.498	$15.189	$14.226	$12.604	$12.115	$10.587
Accumulation unit value at end of period	$19.480	$17.280	$17.868	$16.940	$15.110	$15.498	$15.189	$14.226	$12.604	$12.115
Number of accumulation units outstanding at end of period (in thousands)	22	22	21	20	20	25	21	20	23	27

APP I-100

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.860	$19.531	$18.544	$16.566	$17.017	$16.703	$15.667	$15.245	$-	$-
Accumulation unit value at end of period	$21.229	$18.860	$19.531	$18.544	$16.566	$17.017	$16.703	$15.667	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	1	1	1	1	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.786	$17.401	$16.538	$14.788	$15.206	$14.941	$14.028	$12.460	$12.006	$10.519
Accumulation unit value at end of period	$18.875	$16.786	$17.401	$16.538	$14.788	$15.206	$14.941	$14.028	$12.460	$12.006
Number of accumulation units outstanding at end of period (in thousands)	24	28	27	33	35	31	23	21	11	0
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.393	$19.085	$18.157	$16.252	$16.729	$16.452	$15.463	$13.748	$13.261	$11.629
Accumulation unit value at end of period	$20.661	$18.393	$19.085	$18.157	$16.252	$16.729	$16.452	$15.463	$13.748	$13.261
Number of accumulation units outstanding at end of period (in thousands)	13	12	12	10	9	9	11	12	6	6
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.212	$16.856	$16.068	$14.411	$14.863	$14.647	$13.794	$12.289	$11.877	$10.437
Accumulation unit value at end of period	$18.175	$16.212	$16.856	$16.068	$14.411	$14.863	$14.647	$13.794	$12.289	$11.877
Number of accumulation units outstanding at end of period (in thousands)	11	17	35	39	36	29	37	24	13	16
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.492	$18.224	$17.407	$15.643	$16.166	$15.963	$15.064	$13.446	$13.022	$11.465
Accumulation unit value at end of period	$19.571	$17.492	$18.224	$17.407	$15.643	$16.166	$15.963	$15.064	$13.446	$13.022
Number of accumulation units outstanding at end of period (in thousands)	35	42	47	45	42	47	47	59	44	28
Eaton Vance Large-Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.525	$16.663	$14.514	$13.247	$13.392	$12.069	$9.331	$8.060	$8.438	$7.667
Accumulation unit value at end of period	$20.150	$15.525	$16.663	$14.514	$13.247	$13.392	$12.069	$9.331	$8.060	$8.438
Number of accumulation units outstanding at end of period (in thousands)	281	314	360	418	649	630	598	565	474	378
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.545	$16.709	$14.576	$13.324	$13.490	$12.176	$9.428	$8.156	$8.551	$7.782
Accumulation unit value at end of period	$20.145	$15.545	$16.709	$14.576	$13.324	$13.490	$12.176	$9.428	$8.156	$8.551
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-101

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.216	$16.389	$14.326	$13.121	$13.311	$12.038	$9.340	$8.096	$8.505	$7.756
Accumulation unit value at end of period	$19.681	$15.216	$16.389	$14.326	$13.121	$13.311	$12.038	$9.340	$8.096	$8.505
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	14	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.649	$15.802	$13.833	$12.689	$12.892	$11.677	$9.073	$7.876	$8.287	$7.568
Accumulation unit value at end of period	$18.919	$14.649	$15.802	$13.833	$12.689	$12.892	$11.677	$9.073	$7.876	$8.287
Number of accumulation units outstanding at end of period (in thousands)	17	19	19	27	31	29	48	112	200	172
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.516	$20.003	$17.537	$16.110	$16.393	$14.870	$11.571	$11.619	$-	$-
Accumulation unit value at end of period	$23.876	$18.516	$20.003	$17.537	$16.110	$16.393	$14.870	$11.571	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	-	-	-	-	-	0	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.230	$15.389	$13.505	$12.419	$12.649	$11.486	$8.947	$7.786	$8.213	$7.519
Accumulation unit value at end of period	$18.332	$14.230	$15.389	$13.505	$12.419	$12.649	$11.486	$8.947	$7.786	$8.213
Number of accumulation units outstanding at end of period (in thousands)	10	13	17	24	25	23	22	25	39	48
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.057	$19.547	$17.171	$15.805	$16.115	$14.647	$11.421	$9.949	$10.504	$9.627
Accumulation unit value at end of period	$23.238	$18.057	$19.547	$17.171	$15.805	$16.115	$14.647	$11.421	$9.949	$10.504
Number of accumulation units outstanding at end of period (in thousands)	24	23	28	15	14	19	18	18	19	20
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.743	$14.907	$13.121	$12.102	$12.364	$11.260	$8.797	$7.679	$8.124	$7.460
Accumulation unit value at end of period	$17.651	$13.743	$14.907	$13.121	$12.102	$12.364	$11.260	$8.797	$7.679	$8.124
Number of accumulation units outstanding at end of period (in thousands)	7	7	10	15	16	30	40	29	39	32
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.172	$18.664	$16.461	$15.213	$15.573	$14.211	$11.125	$9.731	$10.315	$9.491
Accumulation unit value at end of period	$22.011	$17.172	$18.664	$16.461	$15.213	$15.573	$14.211	$11.125	$9.731	$10.315
Number of accumulation units outstanding at end of period (in thousands)	22	27	29	51	49	52	67	82	76	74

APP I-102

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Eaton Vance Worldwide Health Sciences Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.241	$26.648	$22.925	$26.936	$24.852	$19.509	$13.496	$11.686	$11.156	$10.038
Accumulation unit value at end of period	$35.582	$28.241	$26.648	$22.925	$26.936	$24.852	$19.509	$13.496	$11.686	$11.156
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$29.636	$28.006	$24.130	$28.393	$26.236	$20.627	$14.290	$12.393	$11.848	$10.677
Accumulation unit value at end of period	$37.283	$29.636	$28.006	$24.130	$28.393	$26.236	$20.627	$14.290	$12.393	$11.848
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.010	$27.470	$23.715	$27.961	$25.889	$20.394	$14.158	$12.302	$11.785	$10.642
Accumulation unit value at end of period	$36.423	$29.010	$27.470	$23.715	$27.961	$25.889	$20.394	$14.158	$12.302	$11.785
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	3	2	2	1	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.649	$25.273	$21.851	$25.802	$23.925	$18.876	$13.123	$11.420	$10.957	$9.908
Accumulation unit value at end of period	$33.409	$26.649	$25.273	$21.851	$25.802	$23.925	$18.876	$13.123	$11.420	$10.957
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	5	5	2	1	13	11	6
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$31.098	$29.536	$25.575	$30.244	$28.087	$22.192	$15.452	$16.088	$-	$-
Accumulation unit value at end of period	$38.927	$31.098	$29.536	$25.575	$30.244	$28.087	$22.192	$15.452	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	8	6	5	5	4	4	2	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$25.887	$24.612	$21.332	$25.252	$23.474	$18.566	$12.940	$11.289	$10.858	$9.844
Accumulation unit value at end of period	$32.372	$25.887	$24.612	$21.332	$25.252	$23.474	$18.566	$12.940	$11.289	$10.858
Number of accumulation units outstanding at end of period (in thousands)	3	2	1	1	5	1	1	0	0	0
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$30.327	$28.862	$25.041	$29.672	$27.611	$21.860	$15.251	$13.318	$12.823	$11.637
Accumulation unit value at end of period	$37.887	$30.327	$28.862	$25.041	$29.672	$27.611	$21.860	$15.251	$13.318	$12.823
Number of accumulation units outstanding at end of period (in thousands)	1	2	10	9	9	9	8	4	3	2
APP I-103

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$25.001	$23.841	$20.726	$24.609	$22.945	$18.202	$12.724	$11.134	$10.741	$9.767
Accumulation unit value at end of period	$31.171	$25.001	$23.841	$20.726	$24.609	$22.945	$18.202	$12.724	$11.134	$10.741
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	4	5	4	3	3	4	3
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.842	$27.560	$24.007	$28.561	$26.683	$21.210	$14.856	$13.026	$12.591	$11.472
Accumulation unit value at end of period	$35.888	$28.842	$27.560	$24.007	$28.561	$26.683	$21.210	$14.856	$13.026	$12.591
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	3	2	2	2	1	1	2
Federated Clover Small Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.014	$19.617	$17.493	$14.378	$15.384	$14.377	$10.935	$10.000	$-	$-
Accumulation unit value at end of period	$19.164	$16.014	$19.617	$17.493	$14.378	$15.384	$14.377	$10.935	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.848	$19.443	$17.363	$14.293	$15.315	$14.335	$10.919	$10.000	$-	$-
Accumulation unit value at end of period	$18.937	$15.848	$19.443	$17.363	$14.293	$15.315	$14.335	$10.919	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.629	$19.212	$17.192	$14.180	$15.225	$14.279	$10.898	$10.000	$-	$-
Accumulation unit value at end of period	$18.637	$15.629	$19.212	$17.192	$14.180	$15.225	$14.279	$10.898	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	3	3	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.466	$19.041	$17.064	$14.096	$15.157	$14.237	$10.882	$10.000	$-	$-
Accumulation unit value at end of period	$18.416	$15.466	$19.041	$17.064	$14.096	$15.157	$14.237	$10.882	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.305	$18.872	$16.938	$14.012	$15.090	$14.195	$10.866	$10.000	$-	$-
Accumulation unit value at end of period	$18.197	$15.305	$18.872	$16.938	$14.012	$15.090	$14.195	$10.866	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-104

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.199	$18.760	$16.854	$13.957	$15.045	$14.167	$10.856	$10.000	$-	$-
Accumulation unit value at end of period	$18.053	$15.199	$18.760	$16.854	$13.957	$15.045	$14.167	$10.856	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.094	$18.648	$16.770	$13.901	$15.001	$14.139	$10.845	$10.000	$-	$-
Accumulation unit value at end of period	$17.910	$15.094	$18.648	$16.770	$13.901	$15.001	$14.139	$10.845	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.885	$18.427	$16.605	$13.792	$14.912	$14.084	$10.824	$10.000	$-	$-
Accumulation unit value at end of period	$17.627	$14.885	$18.427	$16.605	$13.792	$14.912	$14.084	$10.824	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$10.000	$-	$-
Accumulation unit value at end of period	$17.348	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Federated Equity Income Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.809	$17.902	$15.425	$14.088	$14.897	$13.801	$10.487	$-	$-	$-
Accumulation unit value at end of period	$19.171	$15.809	$17.902	$15.425	$14.088	$14.897	$13.801	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.604	$18.830	$16.250	$14.863	$15.740	$14.604	$11.114	$-	$-	$-
Accumulation unit value at end of period	$20.105	$16.604	$18.830	$16.250	$14.863	$15.740	$14.604	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.254	$18.470	$15.970	$14.637	$15.532	$14.440	$11.011	$-	$-	$-
Accumulation unit value at end of period	$19.641	$16.254	$18.470	$15.970	$14.637	$15.532	$14.440	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-105

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.925	$16.986	$14.709	$13.501	$14.348	$13.359	$10.202	$-	$-	$-
Accumulation unit value at end of period	$18.009	$14.925	$16.986	$14.709	$13.501	$14.348	$13.359	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.961	$20.472	$17.755	$16.321	$17.371	$16.198	$12.389	$-	$-	$-
Accumulation unit value at end of period	$21.640	$17.961	$20.472	$17.755	$16.321	$17.371	$16.198	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	3	4	0	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.502	$16.546	$14.364	$13.217	$14.082	$13.144	$10.063	$-	$-	$-
Accumulation unit value at end of period	$17.455	$14.502	$16.546	$14.364	$13.217	$14.082	$13.144	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.515	$20.005	$17.384	$16.011	$17.076	$15.955	$12.227	$-	$-	$-
Accumulation unit value at end of period	$21.061	$17.515	$20.005	$17.384	$16.011	$17.076	$15.955	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.010	$16.033	$13.960	$12.884	$13.768	$12.890	$9.898	$-	$-	$-
Accumulation unit value at end of period	$16.812	$14.010	$16.033	$13.960	$12.884	$13.768	$12.890	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	3	3	3	1	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.657	$19.101	$16.665	$15.410	$16.501	$15.479	$11.910	$-	$-	$-
Accumulation unit value at end of period	$19.949	$16.657	$19.101	$16.665	$15.410	$16.501	$15.479	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	4	3	2	4	-	-	-
Federated Kaufmann Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.687	$20.928	$16.390	$15.903	$15.008	$13.752	$9.785	$8.342	$9.675	$8.147
Accumulation unit value at end of period	$28.860	$21.687	$20.928	$16.390	$15.903	$15.008	$13.752	$9.785	$8.342	$9.675
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	9	9

APP I-106

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.607	$20.882	$16.379	$15.915	$15.043	$13.804	$9.837	$8.399	$9.756	$8.228
Accumulation unit value at end of period	$28.710	$21.607	$20.882	$16.379	$15.915	$15.043	$13.804	$9.837	$8.399	$9.756
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.413	$18.800	$14.776	$14.386	$13.625	$12.528	$8.945	$7.653	$8.907	$7.527
Accumulation unit value at end of period	$25.745	$19.413	$18.800	$14.776	$14.386	$13.625	$12.528	$8.945	$7.653	$8.907
Number of accumulation units outstanding at end of period (in thousands)	44	46	54	63	35	37	52	19	17	16
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.464	$19.847	$15.622	$15.233	$14.448	$13.305	$9.515	$8.152	$9.502	$8.042
Accumulation unit value at end of period	$27.097	$20.464	$19.847	$15.622	$15.233	$14.448	$13.305	$9.515	$8.152	$9.502
Number of accumulation units outstanding at end of period (in thousands)	40	45	46	58	93	94	76	123	158	37
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.433	$24.703	$19.473	$19.017	$18.064	$16.660	$11.931	$11.876	$-	$-
Accumulation unit value at end of period	$33.626	$25.433	$24.703	$19.473	$19.017	$18.064	$16.660	$11.931	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	10	9	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.879	$19.328	$15.251	$14.909	$14.176	$13.087	$9.382	$8.059	$9.417	$7.990
Accumulation unit value at end of period	$26.257	$19.879	$19.328	$15.251	$14.909	$14.176	$13.087	$9.382	$8.059	$9.417
Number of accumulation units outstanding at end of period (in thousands)	35	36	40	31	41	29	33	32	36	59
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.802	$24.139	$19.066	$18.657	$17.758	$16.410	$11.776	$10.125	$11.843	$10.058
Accumulation unit value at end of period	$32.726	$24.802	$24.139	$19.066	$18.657	$17.758	$16.410	$11.776	$10.125	$11.843
Number of accumulation units outstanding at end of period (in thousands)	10	10	10	25	18	23	31	42	38	38
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.199	$18.723	$14.818	$14.529	$13.856	$12.830	$9.226	$7.948	$9.315	$7.927
Accumulation unit value at end of period	$25.282	$19.199	$18.723	$14.818	$14.529	$13.856	$12.830	$9.226	$7.948	$9.315
Number of accumulation units outstanding at end of period (in thousands)	31	33	40	55	57	66	62	35	46	39

APP I-107

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.586	$23.049	$18.278	$17.956	$17.160	$15.921	$11.471	$9.902	$11.629	$9.916
Accumulation unit value at end of period	$30.998	$23.586	$23.049	$18.278	$17.956	$17.160	$15.921	$11.471	$9.902	$11.629
Number of accumulation units outstanding at end of period (in thousands)	36	39	44	54	52	63	73	90	96	109
Fidelity® Advisor Leveraged Company Stock Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.538	$18.556	$15.856	$14.573	$15.505	$14.752	$10.836	$8.399	$9.422	$7.594
Accumulation unit value at end of period	$20.068	$15.538	$18.556	$15.856	$14.573	$15.505	$14.752	$10.836	$8.399	$9.422
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	60	88	95	97	82	2	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.848	$17.758	$15.197	$13.989	$14.905	$14.203	$10.449	$8.111	$9.112	$7.356
Accumulation unit value at end of period	$19.148	$14.848	$17.758	$15.197	$13.989	$14.905	$14.203	$10.449	$8.111	$9.112
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.918	$17.877	$15.330	$14.139	$15.096	$14.412	$10.624	$8.264	$9.302	$7.524
Accumulation unit value at end of period	$19.199	$14.918	$17.877	$15.330	$14.139	$15.096	$14.412	$10.624	$8.264	$9.302
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	16	15	15	21	-	25	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.659	$17.594	$15.110	$13.957	$14.923	$14.270	$10.535	$8.206	$9.252	$7.494
Accumulation unit value at end of period	$18.838	$14.659	$17.594	$15.110	$13.957	$14.923	$14.270	$10.535	$8.206	$9.252
Number of accumulation units outstanding at end of period (in thousands)	49	49	50	45	44	44	69	74	53	66
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.405	$17.316	$14.893	$13.777	$14.753	$14.128	$10.446	$9.872	$-	$-
Accumulation unit value at end of period	$18.484	$14.405	$17.316	$14.893	$13.777	$14.753	$14.128	$10.446	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	14	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.792	$16.595	$14.287	$13.230	$14.182	$13.594	$10.061	$7.857	$8.880	$7.212
Accumulation unit value at end of period	$17.679	$13.792	$16.595	$14.287	$13.230	$14.182	$13.594	$10.061	$7.857	$8.880
Number of accumulation units outstanding at end of period (in thousands)	13	12	15	24	23	28	26	14	47	39

APP I-108

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.074	$16.951	$14.608	$13.541	$14.529	$13.941	$10.328	$8.074	$9.134	$7.425
Accumulation unit value at end of period	$18.022	$14.074	$16.951	$14.608	$13.541	$14.529	$13.941	$10.328	$8.074	$9.134
Number of accumulation units outstanding at end of period (in thousands)	9	8	3	3	6	6	6	4	46	45
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.320	$16.075	$13.881	$12.892	$13.862	$13.327	$9.893	$7.749	$8.784	$7.155
Accumulation unit value at end of period	$17.023	$13.320	$16.075	$13.881	$12.892	$13.862	$13.327	$9.893	$7.749	$8.784
Number of accumulation units outstanding at end of period (in thousands)	8	7	10	16	12	18	26	24	17	12
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.433	$16.245	$14.055	$13.080	$14.092	$13.576	$10.098	$7.925	$9.002	$7.347
Accumulation unit value at end of period	$17.133	$13.433	$16.245	$14.055	$13.080	$14.092	$13.576	$10.098	$7.925	$9.002
Number of accumulation units outstanding at end of period (in thousands)	15	18	22	32	29	32	36	36	30	23
Franklin Conservative Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.261	$15.804	$14.292	$13.691	$14.008	$13.554	$12.278	$11.370	$11.451	$10.410
Accumulation unit value at end of period	$17.283	$15.261	$15.804	$14.292	$13.691	$14.008	$13.554	$12.278	$11.370	$11.451
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	-	5	6	5	5	5	16
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.764	$15.312	$13.868	$13.304	$13.633	$13.211	$11.986	$11.115	$11.211	$10.208
Accumulation unit value at end of period	$16.694	$14.764	$15.312	$13.868	$13.304	$13.633	$13.211	$11.986	$11.115	$11.211
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.766	$15.346	$13.926	$13.387	$13.745	$13.346	$12.132	$11.273	$11.394	$10.395
Accumulation unit value at end of period	$16.664	$14.766	$15.346	$13.926	$13.387	$13.745	$13.346	$12.132	$11.273	$11.394
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	4	4	3	18	18	13	8
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.400	$14.989	$13.622	$13.114	$13.485	$13.113	$11.939	$11.111	$11.246	$10.276
Accumulation unit value at end of period	$16.227	$14.400	$14.989	$13.622	$13.114	$13.485	$13.113	$11.939	$11.111	$11.246
Number of accumulation units outstanding at end of period (in thousands)	70	72	70	67	73	76	90	105	93	86

APP I-109

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.003	$16.682	$15.184	$14.640	$15.076	$14.682	$13.387	$13.251	$-	$-
Accumulation unit value at end of period	$18.006	$16.003	$16.682	$15.184	$14.640	$15.076	$14.682	$13.387	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	6	4	4	2	1	2	2	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.161	$14.776	$13.463	$12.993	$13.394	$13.057	$11.918	$11.119	$11.283	$10.334
Accumulation unit value at end of period	$15.917	$14.161	$14.776	$13.463	$12.993	$13.394	$13.057	$11.918	$11.119	$11.283
Number of accumulation units outstanding at end of period (in thousands)	11	10	13	8	7	9	13	21	5	9
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.606	$16.301	$14.866	$14.362	$14.820	$14.462	$13.213	$12.339	$12.534	$11.492
Accumulation unit value at end of period	$17.524	$15.606	$16.301	$14.866	$14.362	$14.820	$14.462	$13.213	$12.339	$12.534
Number of accumulation units outstanding at end of period (in thousands)	29	25	21	20	19	15	13	14	5	5
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.510	$14.139	$12.921	$12.508	$12.933	$12.645	$11.576	$10.832	$11.025	$10.129
Accumulation unit value at end of period	$15.140	$13.510	$14.139	$12.921	$12.508	$12.933	$12.645	$11.576	$10.832	$11.025
Number of accumulation units outstanding at end of period (in thousands)	20	19	27	30	30	22	23	14	20	16
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.841	$15.564	$14.251	$13.823	$14.321	$14.031	$12.870	$12.068	$12.307	$11.329
Accumulation unit value at end of period	$16.599	$14.841	$15.564	$14.251	$13.823	$14.321	$14.031	$12.870	$12.068	$12.307
Number of accumulation units outstanding at end of period (in thousands)	30	44	42	79	77	76	62	70	57	43
Franklin Growth Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.675	$17.825	$14.923	$14.163	$14.402	$13.723	$11.343	$10.263	$10.597	$9.270
Accumulation unit value at end of period	$20.327	$16.675	$17.825	$14.923	$14.163	$14.402	$13.723	$11.343	$10.263	$10.597
Number of accumulation units outstanding at end of period (in thousands)	2	5	5	-	6	6	5	5	1	0
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.774	$17.958	$15.057	$14.312	$14.575	$13.909	$11.514	$10.433	$10.788	$9.452
Accumulation unit value at end of period	$20.417	$16.774	$17.958	$15.057	$14.312	$14.575	$13.909	$11.514	$10.433	$10.788
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-	-

APP I-110

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.217	$17.397	$14.616	$13.920	$14.205	$13.582	$11.266	$10.229	$10.599	$9.305
Accumulation unit value at end of period	$19.700	$16.217	$17.397	$14.616	$13.920	$14.205	$13.582	$11.266	$10.229	$10.599
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	5	9	9	37	29	25	12
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.734	$16.905	$14.223	$13.566	$13.864	$13.277	$11.029	$10.029	$10.407	$9.150
Accumulation unit value at end of period	$19.085	$15.734	$16.905	$14.223	$13.566	$13.864	$13.277	$11.029	$10.029	$10.407
Number of accumulation units outstanding at end of period (in thousands)	110	120	108	68	78	89	105	105	96	112
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.626	$20.041	$16.887	$16.132	$16.511	$15.835	$13.174	$13.019	$-	$-
Accumulation unit value at end of period	$22.558	$18.626	$20.041	$16.887	$16.132	$16.511	$15.835	$13.174	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	43	49	46	78	82	80	65	63	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.284	$16.462	$13.886	$13.277	$13.603	$13.059	$10.876	$9.915	$10.314	$9.091
Accumulation unit value at end of period	$18.493	$15.284	$16.462	$13.886	$13.277	$13.603	$13.059	$10.876	$9.915	$10.314
Number of accumulation units outstanding at end of period (in thousands)	95	75	79	27	31	25	39	36	17	4
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.164	$19.583	$16.534	$15.826	$16.231	$15.597	$13.002	$11.865	$12.355	$10.901
Accumulation unit value at end of period	$21.954	$18.164	$19.583	$16.534	$15.826	$16.231	$15.597	$13.002	$11.865	$12.355
Number of accumulation units outstanding at end of period (in thousands)	13	13	18	20	30	21	25	13	2	27
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.761	$15.947	$13.491	$12.939	$13.296	$12.803	$10.694	$9.778	$10.203	$9.020
Accumulation unit value at end of period	$17.806	$14.761	$15.947	$13.491	$12.939	$13.296	$12.803	$10.694	$9.778	$10.203
Number of accumulation units outstanding at end of period (in thousands)	23	27	55	105	94	61	67	74	81	26
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.273	$18.699	$15.850	$15.232	$15.684	$15.132	$12.665	$11.604	$12.132	$10.747
Accumulation unit value at end of period	$20.795	$17.273	$18.699	$15.850	$15.232	$15.684	$15.132	$12.665	$11.604	$12.132
Number of accumulation units outstanding at end of period (in thousands)	59	58	58	84	80	94	81	82	74	87

APP I-111

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.453	$24.275	$19.141	$17.656	$17.320	$15.077	$11.653	$10.249	$10.185	$8.867
Accumulation unit value at end of period	$30.998	$23.453	$24.275	$19.141	$17.656	$17.320	$15.077	$11.653	$10.249	$10.185
Number of accumulation units outstanding at end of period (in thousands)	435	477	472	423	380	45	41	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$24.496	$25.393	$20.052	$18.524	$18.199	$15.866	$12.281	$10.818	$10.767	$9.387
Accumulation unit value at end of period	$32.328	$24.496	$25.393	$20.052	$18.524	$18.199	$15.866	$12.281	$10.818	$10.767
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.979	$24.907	$19.708	$18.242	$17.958	$15.687	$12.167	$10.739	$10.709	$9.356
Accumulation unit value at end of period	$31.582	$23.979	$24.907	$19.708	$18.242	$17.958	$15.687	$12.167	$10.739	$10.709
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	3	3	116	12	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.130	$23.022	$18.243	$16.912	$16.674	$14.587	$11.330	$10.016	$10.003	$8.752
Accumulation unit value at end of period	$29.104	$22.130	$23.022	$18.243	$16.912	$16.674	$14.587	$11.330	$10.016	$10.003
Number of accumulation units outstanding at end of period (in thousands)	9	25	30	44	50	39	51	45	38	23
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.957	$28.085	$22.289	$20.693	$20.433	$17.903	$13.926	$13.813	$-	$-
Accumulation unit value at end of period	$35.399	$26.957	$28.085	$22.289	$20.693	$20.433	$17.903	$13.926	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	2	5	4	3	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.497	$22.419	$17.811	$16.552	$16.360	$14.348	$11.173	$9.901	$9.913	$8.695
Accumulation unit value at end of period	$28.201	$21.497	$22.419	$17.811	$16.552	$16.360	$14.348	$11.173	$9.901	$9.913
Number of accumulation units outstanding at end of period (in thousands)	9	9	12	12	22	24	30	23	16	13
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.289	$27.444	$21.824	$20.302	$20.086	$17.634	$13.745	$12.193	$12.220	$10.729
Accumulation unit value at end of period	$34.453	$26.289	$27.444	$21.824	$20.302	$20.086	$17.634	$13.745	$12.193	$12.220
Number of accumulation units outstanding at end of period (in thousands)	42	45	45	44	45	46	53	53	36	33
APP I-112

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.762	$21.718	$17.305	$16.130	$15.991	$14.067	$10.986	$9.765	$9.807	$8.627
Accumulation unit value at end of period	$27.155	$20.762	$21.718	$17.305	$16.130	$15.991	$14.067	$10.986	$9.765	$9.807
Number of accumulation units outstanding at end of period (in thousands)	14	18	15	19	16	24	21	18	19	30
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.002	$26.206	$20.922	$19.541	$19.411	$17.110	$13.390	$11.925	$12.000	$10.578
Accumulation unit value at end of period	$32.635	$25.002	$26.206	$20.922	$19.541	$19.411	$17.110	$13.390	$11.925	$12.000
Number of accumulation units outstanding at end of period (in thousands)	24	29	33	33	38	36	30	29	21	9
Franklin High Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.162	$18.760	$17.577	$14.732	$16.504	$16.569	$15.392	$13.302	$12.723	$11.245
Accumulation unit value at end of period	$20.755	$18.162	$18.760	$17.577	$14.732	$16.504	$16.569	$15.392	$13.302	$12.723
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	11	11	15	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.499	$18.103	$16.987	$14.258	$15.997	$16.084	$14.964	$12.952	$12.406	$10.982
Accumulation unit value at end of period	$19.967	$17.499	$18.103	$16.987	$14.258	$15.997	$16.084	$14.964	$12.952	$12.406
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.129	$17.756	$16.695	$14.041	$15.785	$15.903	$14.825	$12.857	$12.340	$10.946
Accumulation unit value at end of period	$19.507	$17.129	$17.756	$16.695	$14.041	$15.785	$15.903	$14.825	$12.857	$12.340
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	2	2	2	3	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.146	$17.801	$16.762	$14.118	$15.896	$16.038	$14.974	$13.005	$12.502	$11.105
Accumulation unit value at end of period	$19.497	$17.146	$17.801	$16.762	$14.118	$15.896	$16.038	$14.974	$13.005	$12.502
Number of accumulation units outstanding at end of period (in thousands)	8	9	12	17	12	20	7	2	2	0
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.449	$19.182	$18.089	$15.259	$17.206	$17.386	$16.257	$15.787	$-	$-
Accumulation unit value at end of period	$20.946	$18.449	$19.182	$18.089	$15.259	$17.206	$17.386	$16.257	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	10	9	9	11	11	13	-	-

APP I-113

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.660	$17.339	$16.368	$13.821	$15.601	$15.780	$14.769	$12.860	$12.393	$11.036
Accumulation unit value at end of period	$18.897	$16.660	$17.339	$16.368	$13.821	$15.601	$15.780	$14.769	$12.860	$12.393
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	2	2	1	10	12	11	4
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.991	$18.743	$17.711	$14.970	$16.914	$17.126	$16.045	$13.985	$13.490	$12.025
Accumulation unit value at end of period	$20.386	$17.991	$18.743	$17.711	$14.970	$16.914	$17.126	$16.045	$13.985	$13.490
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	5	7	4	3	3	3	2
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.095	$16.802	$15.908	$13.473	$15.253	$15.475	$14.527	$12.687	$12.263	$10.953
Accumulation unit value at end of period	$18.201	$16.095	$16.802	$15.908	$13.473	$15.253	$15.475	$14.527	$12.687	$12.263
Number of accumulation units outstanding at end of period (in thousands)	7	9	8	7	8	10	10	3	4	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.109	$17.897	$16.979	$14.408	$16.345	$16.615	$15.630	$13.677	$13.246	$11.855
Accumulation unit value at end of period	$19.309	$17.109	$17.897	$16.979	$14.408	$16.345	$16.615	$15.630	$13.677	$13.246
Number of accumulation units outstanding at end of period (in thousands)	13	15	18	33	30	28	22	21	37	11
Franklin Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.746	$16.627	$15.337	$13.188	$14.307	$13.741	$12.029	$10.582	$10.291	$9.114
Accumulation unit value at end of period	$18.226	$15.746	$16.627	$15.337	$13.188	$14.307	$13.741	$12.029	$10.582	$10.291
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	6	0	0	0
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.007	$16.928	$15.638	$13.467	$14.631	$14.074	$12.339	$10.870	$10.587	$9.391
Accumulation unit value at end of period	$18.500	$16.007	$16.928	$15.638	$13.467	$14.631	$14.074	$12.339	$10.870	$10.587
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.578	$16.507	$15.279	$13.185	$14.353	$13.834	$12.153	$10.728	$10.470	$9.305
Accumulation unit value at end of period	$17.968	$15.578	$16.507	$15.279	$13.185	$14.353	$13.834	$12.153	$10.728	$10.470
Number of accumulation units outstanding at end of period (in thousands)	35	39	40	41	43	51	108	81	74	64

APP I-114

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.646	$16.605	$15.393	$13.303	$14.503	$13.999	$12.317	$10.889	$10.643	$9.473
Accumulation unit value at end of period	$18.020	$15.646	$16.605	$15.393	$13.303	$14.503	$13.999	$12.317	$10.889	$10.643
Number of accumulation units outstanding at end of period (in thousands)	95	98	162	119	122	107	99	131	106	88
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.750	$18.865	$17.515	$15.159	$16.552	$16.001	$14.099	$13.851	$-	$-
Accumulation unit value at end of period	$20.412	$17.750	$18.865	$17.515	$15.159	$16.552	$16.001	$14.099	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	19	16	17	14	14	47	34	24	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.433	$15.356	$14.271	$12.364	$13.513	$13.077	$11.534	$10.222	$10.016	$8.938
Accumulation unit value at end of period	$16.581	$14.433	$15.356	$14.271	$12.364	$13.513	$13.077	$11.534	$10.222	$10.016
Number of accumulation units outstanding at end of period (in thousands)	55	76	95	157	147	126	116	128	143	112
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.309	$18.434	$17.148	$14.872	$16.271	$15.761	$13.915	$12.345	$12.108	$10.815
Accumulation unit value at end of period	$19.865	$17.309	$18.434	$17.148	$14.872	$16.271	$15.761	$13.915	$12.345	$12.108
Number of accumulation units outstanding at end of period (in thousands)	14	14	22	25	22	24	28	37	29	47
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.939	$14.875	$13.865	$12.049	$13.208	$12.820	$11.341	$10.082	$9.908	$8.868
Accumulation unit value at end of period	$15.966	$13.939	$14.875	$13.865	$12.049	$13.208	$12.820	$11.341	$10.082	$9.908
Number of accumulation units outstanding at end of period (in thousands)	92	74	93	120	126	156	155	120	88	51
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.461	$17.602	$16.439	$14.314	$15.723	$15.291	$13.554	$12.073	$11.889	$10.662
Accumulation unit value at end of period	$18.816	$16.461	$17.602	$16.439	$14.314	$15.723	$15.291	$13.554	$12.073	$11.889
Number of accumulation units outstanding at end of period (in thousands)	77	91	96	126	128	128	142	148	184	209
Franklin Moderate Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.301	$17.126	$14.895	$14.194	$14.468	$13.901	$12.156	$11.117	$11.285	$10.079
Accumulation unit value at end of period	$19.138	$16.301	$17.126	$14.895	$14.194	$14.468	$13.901	$12.156	$11.117	$11.285
Number of accumulation units outstanding at end of period (in thousands)	3	3	10	-	31	34	32	27	23	9

APP I-115

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.960	$16.793	$14.627	$13.959	$14.250	$13.713	$12.009	$11.000	$11.183	$10.002
Accumulation unit value at end of period	$18.709	$15.960	$16.793	$14.627	$13.959	$14.250	$13.713	$12.009	$11.000	$11.183
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	3	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.807	$16.666	$14.545	$13.909	$14.227	$13.718	$12.038	$11.048	$11.254	$10.086
Accumulation unit value at end of period	$18.493	$15.807	$16.666	$14.545	$13.909	$14.227	$13.718	$12.038	$11.048	$11.254
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	8	6	3	38	27	22	13
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.382	$16.242	$14.196	$13.596	$13.928	$13.449	$11.820	$10.864	$11.084	$9.949
Accumulation unit value at end of period	$17.969	$15.382	$16.242	$14.196	$13.596	$13.928	$13.449	$11.820	$10.864	$11.084
Number of accumulation units outstanding at end of period (in thousands)	97	109	100	97	102	113	87	89	60	55
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.551	$18.560	$16.247	$15.583	$15.987	$15.461	$13.609	$13.458	$-	$-
Accumulation unit value at end of period	$20.471	$17.551	$18.560	$16.247	$15.583	$15.987	$15.461	$13.609	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	41	42	47	80	76	75	57	53	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.942	$15.817	$13.859	$13.306	$13.665	$13.229	$11.656	$10.740	$10.984	$9.884
Accumulation unit value at end of period	$17.411	$14.942	$15.817	$13.859	$13.306	$13.665	$13.229	$11.656	$10.740	$10.984
Number of accumulation units outstanding at end of period (in thousands)	39	38	43	31	66	81	99	86	37	31
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.115	$18.136	$15.907	$15.288	$15.716	$15.229	$13.431	$12.388	$12.683	$11.424
Accumulation unit value at end of period	$19.923	$17.115	$18.136	$15.907	$15.288	$15.716	$15.229	$13.431	$12.388	$12.683
Number of accumulation units outstanding at end of period (in thousands)	37	38	34	34	34	31	60	38	5	18
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.430	$15.322	$13.466	$12.967	$13.357	$12.969	$11.461	$10.592	$10.866	$9.807
Accumulation unit value at end of period	$16.765	$14.430	$15.322	$13.466	$12.967	$13.357	$12.969	$11.461	$10.592	$10.866
Number of accumulation units outstanding at end of period (in thousands)	50	48	55	77	76	56	45	79	128	110

APP I-116

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.276	$17.316	$15.249	$14.714	$15.186	$14.775	$13.083	$12.115	$12.453	$11.262
Accumulation unit value at end of period	$18.871	$16.276	$17.316	$15.249	$14.714	$15.186	$14.775	$13.083	$12.115	$12.453
Number of accumulation units outstanding at end of period (in thousands)	81	92	96	131	128	134	123	131	145	127
Franklin Mutual Beacon Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.315	$15.642	$13.710	$11.840	$12.376	$11.623	$9.031	$7.779	$7.979	$7.200
Accumulation unit value at end of period	$17.849	$14.315	$15.642	$13.710	$11.840	$12.376	$11.623	$9.031	$7.779	$7.979
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.012	$17.523	$15.382	$13.303	$13.926	$13.099	$10.193	$8.793	$9.032	$8.163
Accumulation unit value at end of period	$19.935	$16.012	$17.523	$15.382	$13.303	$13.926	$13.099	$10.193	$8.793	$9.032
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.674	$17.188	$15.117	$13.101	$13.742	$12.951	$10.098	$8.729	$8.984	$8.135
Accumulation unit value at end of period	$19.475	$15.674	$17.188	$15.117	$13.101	$13.742	$12.951	$10.098	$8.729	$8.984
Number of accumulation units outstanding at end of period (in thousands)	36	37	36	36	38	38	39	44	41	45
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.117	$15.504	$13.656	$11.852	$12.451	$11.752	$9.177	$7.945	$8.189	$7.427
Accumulation unit value at end of period	$17.514	$14.117	$15.504	$13.656	$11.852	$12.451	$11.752	$9.177	$7.945	$8.189
Number of accumulation units outstanding at end of period (in thousands)	2	2	4	16	15	5	2	3	3	2
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.700	$18.368	$16.204	$14.085	$14.818	$14.007	$10.955	$10.773	$-	$-
Accumulation unit value at end of period	$20.688	$16.700	$18.368	$16.204	$14.085	$14.818	$14.007	$10.955	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	-	-	-	0	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.932	$15.339	$13.545	$11.785	$12.412	$11.744	$9.194	$7.979	$8.245	$7.496
Accumulation unit value at end of period	$17.242	$13.932	$15.339	$13.545	$11.785	$12.412	$11.744	$9.194	$7.979	$8.245
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	6	12	21	23	20	5	4

APP I-117

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.285	$17.949	$15.865	$13.818	$14.566	$13.797	$10.812	$9.392	$9.716	$8.842
Accumulation unit value at end of period	$20.134	$16.285	$17.949	$15.865	$13.818	$14.566	$13.797	$10.812	$9.392	$9.716
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	4	4	4	15	16	15	13
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.672	$13.994	$12.394	$10.816	$11.425	$10.843	$8.514	$7.411	$7.682	$7.005
Accumulation unit value at end of period	$15.635	$12.672	$13.994	$12.394	$10.816	$11.425	$10.843	$8.514	$7.411	$7.682
Number of accumulation units outstanding at end of period (in thousands)	4	4	2	5	5	13	17	12	22	19
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.487	$17.137	$15.209	$13.299	$14.076	$13.386	$10.532	$9.186	$9.540	$8.717
Accumulation unit value at end of period	$19.071	$15.487	$17.137	$15.209	$13.299	$14.076	$13.386	$10.532	$9.186	$9.540
Number of accumulation units outstanding at end of period (in thousands)	4	4	6	13	13	16	28	34	33	27
Franklin Mutual Global Discovery Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.893	$16.732	$15.271	$13.568	$14.079	$13.407	$10.703	$9.444	$9.735	$8.764
Accumulation unit value at end of period	$18.522	$14.893	$16.732	$15.271	$13.568	$14.079	$13.407	$10.703	$9.444	$9.735
Number of accumulation units outstanding at end of period (in thousands)	54	137	119	118	146	130	165	157	103	29
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.493	$17.433	$15.934	$14.178	$14.734	$14.053	$11.235	$9.928	$10.250	$9.241
Accumulation unit value at end of period	$19.239	$15.493	$17.433	$15.934	$14.178	$14.734	$14.053	$11.235	$9.928	$10.250
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	2	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.166	$17.099	$15.661	$13.962	$14.539	$13.894	$11.131	$9.855	$10.195	$9.210
Accumulation unit value at end of period	$18.796	$15.166	$17.099	$15.661	$13.962	$14.539	$13.894	$11.131	$9.855	$10.195
Number of accumulation units outstanding at end of period (in thousands)	47	47	64	67	39	25	23	5	23	1
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.053	$15.868	$14.555	$12.996	$13.553	$12.972	$10.407	$9.229	$9.561	$8.651
Accumulation unit value at end of period	$17.391	$14.053	$15.868	$14.555	$12.996	$13.553	$12.972	$10.407	$9.229	$9.561
Number of accumulation units outstanding at end of period (in thousands)	114	131	111	110	167	180	155	256	217	53

APP I-118

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.688	$16.610	$15.259	$13.644	$14.251	$13.660	$10.976	$10.808	$-	$-
Accumulation unit value at end of period	$18.149	$14.688	$16.610	$15.259	$13.644	$14.251	$13.660	$10.976	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	10	36	49	32	32	48	35	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.651	$15.453	$14.210	$12.719	$13.298	$12.759	$10.262	$9.123	$9.475	$8.594
Accumulation unit value at end of period	$16.851	$13.651	$15.453	$14.210	$12.719	$13.298	$12.759	$10.262	$9.123	$9.475
Number of accumulation units outstanding at end of period (in thousands)	101	110	107	107	103	88	101	103	111	128
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.378	$16.292	$14.996	$13.437	$14.062	$13.506	$10.874	$9.676	$10.060	$9.134
Accumulation unit value at end of period	$17.730	$14.378	$16.292	$14.996	$13.437	$14.062	$13.506	$10.874	$9.676	$10.060
Number of accumulation units outstanding at end of period (in thousands)	3	3	9	5	5	4	2	10	30	23
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.184	$14.969	$13.806	$12.395	$12.998	$12.509	$10.091	$8.998	$9.373	$8.527
Accumulation unit value at end of period	$16.225	$13.184	$14.969	$13.806	$12.395	$12.998	$12.509	$10.091	$8.998	$9.373
Number of accumulation units outstanding at end of period (in thousands)	91	92	112	146	159	152	153	99	56	31
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.777	$15.675	$14.485	$13.031	$13.692	$13.203	$10.673	$9.535	$9.953	$9.073
Accumulation unit value at end of period	$16.922	$13.777	$15.675	$14.485	$13.031	$13.692	$13.203	$10.673	$9.535	$9.953
Number of accumulation units outstanding at end of period (in thousands)	96	95	97	137	133	153	171	214	221	197
Franklin Mutual Shares Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.570	$28.153	$26.018	$22.504	$23.466	$21.870	$17.121	$14.920	$15.191	$13.636
Accumulation unit value at end of period	$31.416	$25.570	$28.153	$26.018	$22.504	$23.466	$21.870	$17.121	$14.920	$15.191
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	0
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.562	$17.160	$15.882	$13.758	$14.368	$13.411	$10.514	$9.176	$9.357	$8.412
Accumulation unit value at end of period	$19.091	$15.562	$17.160	$15.882	$13.758	$14.368	$13.411	$10.514	$9.176	$9.357
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-119

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.719	$15.159	$14.058	$12.202	$12.768	$11.942	$9.381	$8.204	$8.382	$7.550
Accumulation unit value at end of period	$16.797	$13.719	$15.159	$14.058	$12.202	$12.768	$11.942	$9.381	$8.204	$8.382
Number of accumulation units outstanding at end of period (in thousands)	62	77	84	100	127	125	50	35	34	31
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.501	$26.005	$24.153	$20.995	$22.003	$20.609	$16.214	$14.201	$14.532	$13.109
Accumulation unit value at end of period	$28.730	$23.501	$26.005	$24.153	$20.995	$22.003	$20.609	$16.214	$14.201	$14.532
Number of accumulation units outstanding at end of period (in thousands)	6	8	8	6	5	4	62	77	73	59
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.913	$25.394	$23.620	$20.563	$21.582	$20.245	$15.952	$15.815	$-	$-
Accumulation unit value at end of period	$27.970	$22.913	$25.394	$23.620	$20.563	$21.582	$20.245	$15.952	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	20	24	26	32	34	34	36	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.804	$14.205	$13.226	$11.525	$12.109	$11.370	$8.968	$7.874	$8.078	$7.305
Accumulation unit value at end of period	$15.614	$12.804	$14.205	$13.226	$11.525	$12.109	$11.370	$8.968	$7.874	$8.078
Number of accumulation units outstanding at end of period (in thousands)	20	53	53	44	37	31	31	31	31	28
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.168	$24.617	$22.944	$20.014	$21.048	$19.784	$15.620	$13.728	$14.097	$12.761
Accumulation unit value at end of period	$27.006	$22.168	$24.617	$22.944	$20.014	$21.048	$19.784	$15.620	$13.728	$14.097
Number of accumulation units outstanding at end of period (in thousands)	46	46	51	56	54	48	49	109	108	102
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.366	$13.760	$12.850	$11.231	$11.835	$11.147	$8.818	$7.766	$7.991	$7.248
Accumulation unit value at end of period	$15.035	$12.366	$13.760	$12.850	$11.231	$11.835	$11.147	$8.818	$7.766	$7.991
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	9	16	27	28	19	9	15
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.706	$23.087	$21.603	$18.920	$19.977	$18.853	$14.944	$13.187	$13.596	$12.357
Accumulation unit value at end of period	$25.125	$20.706	$23.087	$21.603	$18.920	$19.977	$18.853	$14.944	$13.187	$13.596
Number of accumulation units outstanding at end of period (in thousands)	18	18	24	28	29	35	38	45	45	43

APP I-120

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.306	$26.691	$24.126	$18.617	$20.199	$20.199	$14.993	$12.669	$13.150	$10.354
Accumulation unit value at end of period	$29.375	$23.306	$26.691	$24.126	$18.617	$20.199	$20.199	$14.993	$12.669	$13.150
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1	0
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.504	$22.370	$20.251	$15.650	$17.005	$17.031	$12.661	$10.714	$11.138	$8.783
Accumulation unit value at end of period	$24.546	$19.504	$22.370	$20.251	$15.650	$17.005	$17.031	$12.661	$10.714	$11.138
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	25	20	16	10	7
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$26.044	$29.932	$27.151	$21.024	$22.890	$22.970	$17.110	$14.508	$15.113	$11.941
Accumulation unit value at end of period	$32.711	$26.044	$29.932	$27.151	$21.024	$22.890	$22.970	$17.110	$14.508	$15.113
Number of accumulation units outstanding at end of period (in thousands)	31	35	34	48	43	45	54	54	49	40
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.496	$29.346	$26.659	$20.674	$22.543	$22.656	$16.902	$14.353	$14.973	$11.849
Accumulation unit value at end of period	$31.975	$25.496	$29.346	$26.659	$20.674	$22.543	$22.656	$16.902	$14.353	$14.973
Number of accumulation units outstanding at end of period (in thousands)	11	11	15	12	11	12	14	11	14	12
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.959	$28.772	$26.177	$20.330	$22.202	$22.346	$16.696	$15.504	$-	$-
Accumulation unit value at end of period	$31.255	$24.959	$28.772	$26.177	$20.330	$22.202	$22.346	$16.696	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	8	9	7	4	12	14	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.066	$18.539	$16.884	$13.126	$14.348	$14.457	$10.812	$9.204	$9.626	$7.636
Accumulation unit value at end of period	$20.099	$16.066	$18.539	$16.884	$13.126	$14.348	$14.457	$10.812	$9.204	$9.626
Number of accumulation units outstanding at end of period (in thousands)	15	14	16	14	12	8	5	4	3	1
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.261	$28.024	$25.547	$19.881	$21.754	$21.940	$16.425	$13.997	$14.653	$11.636
Accumulation unit value at end of period	$30.320	$24.261	$28.024	$25.547	$19.881	$21.754	$21.940	$16.425	$13.997	$14.653
Number of accumulation units outstanding at end of period (in thousands)	11	11	10	10	10	16	17	15	23	22
APP I-121

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.516	$17.958	$16.404	$12.791	$14.025	$14.173	$10.631	$9.078	$9.522	$7.577
Accumulation unit value at end of period	$19.352	$15.516	$17.958	$16.404	$12.791	$14.025	$14.173	$10.631	$9.078	$9.522
Number of accumulation units outstanding at end of period (in thousands)	10	10	13	17	15	16	14	9	8	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.924	$26.586	$24.333	$19.012	$20.887	$21.149	$15.896	$13.601	$14.295	$11.397
Accumulation unit value at end of period	$28.534	$22.924	$26.586	$24.333	$19.012	$20.887	$21.149	$15.896	$13.601	$14.295
Number of accumulation units outstanding at end of period (in thousands)	20	22	22	22	21	21	26	31	27	27
Franklin Strategic Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.210	$16.520	$15.809	$14.641	$15.294	$15.043	$14.576	$12.974	$12.639	$11.401
Accumulation unit value at end of period	$17.534	$16.210	$16.520	$15.809	$14.641	$15.294	$15.043	$14.576	$12.974	$12.639
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.281	$15.597	$14.948	$13.864	$14.504	$14.287	$13.865	$12.360	$12.058	$10.893
Accumulation unit value at end of period	$16.504	$15.281	$15.597	$14.948	$13.864	$14.504	$14.287	$13.865	$12.360	$12.058
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	3	3	15	1	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.565	$15.919	$15.286	$14.206	$14.892	$14.699	$14.293	$12.767	$12.480	$11.297
Accumulation unit value at end of period	$16.777	$15.565	$15.919	$15.286	$14.206	$14.892	$14.699	$14.293	$12.767	$12.480
Number of accumulation units outstanding at end of period (in thousands)	60	55	60	76	75	71	67	23	23	20
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.296	$15.667	$15.068	$14.024	$14.723	$14.554	$14.173	$12.679	$12.413	$11.253
Accumulation unit value at end of period	$16.463	$15.296	$15.667	$15.068	$14.024	$14.723	$14.554	$14.173	$12.679	$12.413
Number of accumulation units outstanding at end of period (in thousands)	16	27	30	29	28	26	60	90	76	41
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.425	$16.849	$16.228	$15.127	$15.904	$15.745	$15.357	$15.017	$-	$-
Accumulation unit value at end of period	$17.651	$16.425	$16.849	$16.228	$15.127	$15.904	$15.745	$15.357	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	8	7	9	12	14	13	-	-

APP I-122

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.859	$15.258	$14.710	$13.726	$14.446	$14.315	$13.976	$12.534	$12.301	$11.180
Accumulation unit value at end of period	$15.952	$14.859	$15.258	$14.710	$13.726	$14.446	$14.315	$13.976	$12.534	$12.301
Number of accumulation units outstanding at end of period (in thousands)	17	23	22	29	37	30	32	21	11	13
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.018	$16.464	$15.889	$14.841	$15.634	$15.509	$15.157	$13.606	$13.367	$12.161
Accumulation unit value at end of period	$17.179	$16.018	$16.464	$15.889	$14.841	$15.634	$15.509	$15.157	$13.606	$13.367
Number of accumulation units outstanding at end of period (in thousands)	1	1	4	3	5	6	4	4	4	0
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.350	$14.780	$14.292	$13.376	$14.120	$14.034	$13.743	$12.362	$12.169	$11.093
Accumulation unit value at end of period	$15.360	$14.350	$14.780	$14.292	$13.376	$14.120	$14.034	$13.743	$12.362	$12.169
Number of accumulation units outstanding at end of period (in thousands)	21	26	24	50	51	50	38	45	35	30
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.233	$15.720	$15.232	$14.284	$15.108	$15.047	$14.764	$13.307	$13.126	$11.988
Accumulation unit value at end of period	$16.272	$15.233	$15.720	$15.232	$14.284	$15.108	$15.047	$14.764	$13.307	$13.126
Number of accumulation units outstanding at end of period (in thousands)	33	31	46	56	55	68	55	50	41	37
Franklin Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.268	$15.550	$15.019	$14.609	$14.846	$14.008	$14.146	$13.057	$12.372	$11.232
Accumulation unit value at end of period	$16.658	$15.268	$15.550	$15.019	$14.609	$14.846	$14.008	$14.146	$13.057	$12.372
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.435	$14.723	$14.242	$13.874	$14.121	$13.343	$13.495	$12.474	$11.838	$10.763
Accumulation unit value at end of period	$15.725	$14.435	$14.723	$14.242	$13.874	$14.121	$13.343	$13.495	$12.474	$11.838
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.130	$14.441	$13.997	$13.663	$13.933	$13.193	$13.370	$12.383	$11.775	$10.727
Accumulation unit value at end of period	$15.362	$14.130	$14.441	$13.997	$13.663	$13.933	$13.193	$13.370	$12.383	$11.775
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-123

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.407	$14.747	$14.315	$13.994	$14.292	$13.553	$13.755	$12.759	$12.151	$11.086
Accumulation unit value at end of period	$15.640	$14.407	$14.747	$14.315	$13.994	$14.292	$13.553	$13.755	$12.759	$12.151
Number of accumulation units outstanding at end of period (in thousands)	-	-	3	7	6	4	0	0	0	0
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.034	$15.412	$14.983	$14.669	$15.004	$14.249	$14.484	$14.381	$-	$-
Accumulation unit value at end of period	$16.297	$15.034	$15.412	$14.983	$14.669	$15.004	$14.249	$14.484	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	3	5	4	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.995	$14.361	$13.975	$13.696	$14.023	$13.331	$13.564	$12.613	$12.041	$11.014
Accumulation unit value at end of period	$15.155	$13.995	$14.361	$13.975	$13.696	$14.023	$13.331	$13.564	$12.613	$12.041
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	-	-	3	5	5	0	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.662	$15.060	$14.670	$14.391	$14.750	$14.036	$14.295	$13.306	$12.716	$11.643
Accumulation unit value at end of period	$15.861	$14.662	$15.060	$14.670	$14.391	$14.750	$14.036	$14.295	$13.306	$12.716
Number of accumulation units outstanding at end of period (in thousands)	1	2	1	1	1	-	0	3	2	1
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.516	$13.912	$13.578	$13.347	$13.707	$13.069	$13.338	$12.440	$11.912	$10.928
Accumulation unit value at end of period	$14.593	$13.516	$13.912	$13.578	$13.347	$13.707	$13.069	$13.338	$12.440	$11.912
Number of accumulation units outstanding at end of period (in thousands)	7	9	8	4	4	4	8	6	5	4
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.944	$14.381	$14.064	$13.852	$14.254	$13.618	$13.925	$13.014	$12.487	$11.479
Accumulation unit value at end of period	$15.024	$13.944	$14.381	$14.064	$13.852	$14.254	$13.618	$13.925	$13.014	$12.487
Number of accumulation units outstanding at end of period (in thousands)	13	11	13	16	13	14	13	14	11	8
Frost Growth Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.175	$26.445	$20.280	$20.176	$19.038	$16.909	$13.050	$11.607	$11.667	$-
Accumulation unit value at end of period	$36.149	$27.175	$26.445	$20.280	$20.176	$19.038	$16.909	$13.050	$11.607	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-124

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$26.817	$26.136	$20.073	$20.000	$18.900	$16.812	$12.995	$11.575	$11.652	$-
Accumulation unit value at end of period	$35.619	$26.817	$26.136	$20.073	$20.000	$18.900	$16.812	$12.995	$11.575	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$26.347	$25.730	$19.801	$19.767	$18.718	$16.683	$12.921	$11.532	$11.632	$-
Accumulation unit value at end of period	$34.925	$26.347	$25.730	$19.801	$19.767	$18.718	$16.683	$12.921	$11.532	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.999	$25.429	$19.598	$19.595	$18.583	$16.587	$12.866	$11.500	$11.618	$-
Accumulation unit value at end of period	$34.413	$25.999	$25.429	$19.598	$19.595	$18.583	$16.587	$12.866	$11.500	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.657	$25.132	$19.398	$19.424	$18.448	$16.492	$12.811	$13.009	$-	$-
Accumulation unit value at end of period	$33.908	$25.657	$25.132	$19.398	$19.424	$18.448	$16.492	$12.811	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$25.431	$24.935	$19.266	$19.310	$18.359	$16.429	$12.775	$11.447	$11.593	$-
Accumulation unit value at end of period	$33.576	$25.431	$24.935	$19.266	$19.310	$18.359	$16.429	$12.775	$11.447	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.207	$24.741	$19.135	$19.198	$18.270	$16.366	$12.738	$11.426	$11.583	$-
Accumulation unit value at end of period	$33.247	$25.207	$24.741	$19.135	$19.198	$18.270	$16.366	$12.738	$11.426	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.765	$24.356	$18.875	$18.975	$18.094	$16.240	$12.666	$11.384	$11.564	$-
Accumulation unit value at end of period	$32.599	$24.765	$24.356	$18.875	$18.975	$18.094	$16.240	$12.666	$11.384	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-125

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.331	$23.977	$18.618	$18.754	$17.920	$16.116	$12.594	$11.342	$11.544	$-
Accumulation unit value at end of period	$31.964	$24.331	$23.977	$18.618	$18.754	$17.920	$16.116	$12.594	$11.342	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Frost Value Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.334	$22.375	$18.770	$17.549	$17.286	$15.695	$11.668	$11.129	$11.436	$-
Accumulation unit value at end of period	$23.874	$19.334	$22.375	$18.770	$17.549	$17.286	$15.695	$11.668	$11.129	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.080	$22.113	$18.578	$17.396	$17.161	$15.604	$11.619	$11.098	$11.421	$-
Accumulation unit value at end of period	$23.524	$19.080	$22.113	$18.578	$17.396	$17.161	$15.604	$11.619	$11.098	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.745	$21.770	$18.326	$17.194	$16.995	$15.485	$11.553	$11.057	$11.402	$-
Accumulation unit value at end of period	$23.065	$18.745	$21.770	$18.326	$17.194	$16.995	$15.485	$11.553	$11.057	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.498	$21.515	$18.139	$17.044	$16.872	$15.396	$11.504	$11.027	$11.387	$-
Accumulation unit value at end of period	$22.727	$18.498	$21.515	$18.139	$17.044	$16.872	$15.396	$11.504	$11.027	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.254	$21.264	$17.953	$16.895	$16.750	$15.307	$11.455	$11.703	$-	$-
Accumulation unit value at end of period	$22.394	$18.254	$21.264	$17.953	$16.895	$16.750	$15.307	$11.455	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.093	$21.098	$17.831	$16.797	$16.669	$15.248	$11.422	$10.976	$11.363	$-
Accumulation unit value at end of period	$22.175	$18.093	$21.098	$17.831	$16.797	$16.669	$15.248	$11.422	$10.976	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-126

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.934	$20.933	$17.709	$16.699	$16.589	$15.190	$11.389	$10.956	$11.354	$-
Accumulation unit value at end of period	$21.957	$17.934	$20.933	$17.709	$16.699	$16.589	$15.190	$11.389	$10.956	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.620	$20.607	$17.469	$16.505	$16.429	$15.074	$11.325	$10.915	$11.334	$-
Accumulation unit value at end of period	$21.529	$17.620	$20.607	$17.469	$16.505	$16.429	$15.074	$11.325	$10.915	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.311	$20.287	$17.231	$16.313	$16.270	$14.958	$11.261	$10.875	$11.315	$-
Accumulation unit value at end of period	$21.109	$17.311	$20.287	$17.231	$16.313	$16.270	$14.958	$11.261	$10.875	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	1	1	-
Goldman Sachs Absolute Return Tracker
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.421	$11.750	$10.989	$10.519	$10.784	$10.510	$9.740	$9.521	$10.171	$-
Accumulation unit value at end of period	$12.604	$11.421	$11.750	$10.989	$10.519	$10.784	$10.510	$9.740	$9.521	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.286	$11.629	$10.892	$10.442	$10.722	$10.465	$9.713	$9.508	$10.168	$-
Accumulation unit value at end of period	$12.437	$11.286	$11.629	$10.892	$10.442	$10.722	$10.465	$9.713	$9.508	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.110	$11.470	$10.765	$10.341	$10.639	$10.404	$9.676	$9.491	$10.163	$-
Accumulation unit value at end of period	$12.218	$11.110	$11.470	$10.765	$10.341	$10.639	$10.404	$9.676	$9.491	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.979	$11.352	$10.670	$10.265	$10.577	$10.359	$9.649	$9.478	$10.160	$-
Accumulation unit value at end of period	$12.056	$10.979	$11.352	$10.670	$10.265	$10.577	$10.359	$9.649	$9.478	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-127

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.850	$11.236	$10.576	$10.190	$10.515	$10.315	$9.621	$9.645	$-	$-
Accumulation unit value at end of period	$11.896	$10.850	$11.236	$10.576	$10.190	$10.515	$10.315	$9.621	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.765	$11.159	$10.514	$10.141	$10.474	$10.285	$9.603	$9.457	$10.154	$-
Accumulation unit value at end of period	$11.791	$10.765	$11.159	$10.514	$10.141	$10.474	$10.285	$9.603	$9.457	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.680	$11.082	$10.452	$10.091	$10.434	$10.255	$9.585	$9.449	$10.152	$-
Accumulation unit value at end of period	$11.687	$10.680	$11.082	$10.452	$10.091	$10.434	$10.255	$9.585	$9.449	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.513	$10.931	$10.330	$9.993	$10.353	$10.196	$9.549	$9.432	$10.148	$-
Accumulation unit value at end of period	$11.481	$10.513	$10.931	$10.330	$9.993	$10.353	$10.196	$9.549	$9.432	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.348	$10.781	$10.209	$9.896	$10.273	$10.137	$9.513	$9.415	$10.143	$-
Accumulation unit value at end of period	$11.279	$10.348	$10.781	$10.209	$9.896	$10.273	$10.137	$9.513	$9.415	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Goldman Sachs Government Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.960	$13.918	$13.680	$13.537	$13.498	$12.966	$13.299	$12.971	$12.181	$11.617
Accumulation unit value at end of period	$14.765	$13.960	$13.918	$13.680	$13.537	$13.498	$12.966	$13.299	$12.971	$12.181
Number of accumulation units outstanding at end of period (in thousands)	58	67	85	93	114	120	121	124	108	85
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.811	$12.792	$12.592	$12.479	$12.461	$11.989	$12.315	$12.029	$11.314	$10.806
Accumulation unit value at end of period	$13.529	$12.811	$12.792	$12.592	$12.479	$12.461	$11.989	$12.315	$12.029	$11.314
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-128

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.540	$12.547	$12.375	$12.289	$12.296	$11.853	$12.200	$11.941	$11.253	$10.770
Accumulation unit value at end of period	$13.217	$12.540	$12.547	$12.375	$12.289	$12.296	$11.853	$12.200	$11.941	$11.253
Number of accumulation units outstanding at end of period (in thousands)	37	37	15	14	14	1	0	-	1	2
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.173	$13.200	$13.038	$12.967	$12.994	$12.545	$12.931	$12.675	$11.963	$11.466
Accumulation unit value at end of period	$13.863	$13.173	$13.200	$13.038	$12.967	$12.994	$12.545	$12.931	$12.675	$11.963
Number of accumulation units outstanding at end of period (in thousands)	11	15	5	2	2	2	2	3	15	6
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.503	$13.551	$13.405	$13.352	$13.400	$12.956	$13.375	$13.447	$-	$-
Accumulation unit value at end of period	$14.189	$13.503	$13.551	$13.405	$13.352	$13.400	$12.956	$13.375	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	8	7	7	7	6	10	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.796	$12.855	$12.729	$12.690	$12.749	$12.339	$12.751	$12.530	$11.856	$11.392
Accumulation unit value at end of period	$13.433	$12.796	$12.855	$12.729	$12.690	$12.749	$12.339	$12.751	$12.530	$11.856
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	8	7	4	8	14	9	13
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.168	$13.241	$13.125	$13.098	$13.172	$12.761	$13.200	$12.985	$12.299	$11.829
Accumulation unit value at end of period	$13.809	$13.168	$13.241	$13.125	$13.098	$13.172	$12.761	$13.200	$12.985	$12.299
Number of accumulation units outstanding at end of period (in thousands)	2	2	4	2	3	3	3	9	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.358	$12.452	$12.368	$12.367	$12.461	$12.097	$12.538	$9.074	$9.915	$8.878
Accumulation unit value at end of period	$12.934	$12.358	$12.452	$12.368	$12.367	$12.461	$12.097	$12.538	$9.074	$9.915
Number of accumulation units outstanding at end of period (in thousands)	9	8	9	9	9	11	5	11	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.522	$12.643	$12.582	$12.607	$12.729	$12.381	$12.858	$12.699	$12.076	$11.661
Accumulation unit value at end of period	$13.080	$12.522	$12.643	$12.582	$12.607	$12.729	$12.381	$12.858	$12.699	$12.076
Number of accumulation units outstanding at end of period (in thousands)	21	14	13	15	12	12	25	37	30	30

APP I-129

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Goldman Sachs Growth Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.330	$23.586	$18.600	$18.395	$19.490	$17.560	$13.321	$11.187	$11.660	$9.828
Accumulation unit value at end of period	$30.001	$22.330	$23.586	$18.600	$18.395	$19.490	$17.560	$13.321	$11.187	$11.660
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$22.793	$24.112	$19.044	$18.862	$20.015	$18.060	$13.721	$11.539	$12.045	$11.058
Accumulation unit value at end of period	$30.578	$22.793	$24.112	$19.044	$18.862	$20.015	$18.060	$13.721	$11.539	$12.045
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.394	$23.737	$18.785	$18.642	$19.822	$17.921	$13.643	$11.497	$12.025	$11.054
Accumulation unit value at end of period	$29.982	$22.394	$23.737	$18.785	$18.642	$19.822	$17.921	$13.643	$11.497	$12.025
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.099	$22.399	$17.752	$17.644	$18.788	$17.012	$12.970	$10.947	$11.467	$9.714
Accumulation unit value at end of period	$28.206	$21.099	$22.399	$17.752	$17.644	$18.788	$17.012	$12.970	$10.947	$11.467
Number of accumulation units outstanding at end of period (in thousands)	17	18	17	11	21	18	14	15	14	11
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.606	$27.224	$21.609	$21.509	$22.939	$20.802	$15.883	$15.636	$-	$-
Accumulation unit value at end of period	$34.180	$25.606	$27.224	$21.609	$21.509	$22.939	$20.802	$15.883	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	-	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.510	$21.828	$17.343	$17.280	$18.447	$16.745	$12.799	$10.829	$11.371	$9.658
Accumulation unit value at end of period	$27.350	$20.510	$21.828	$17.343	$17.280	$18.447	$16.745	$12.799	$10.829	$11.371
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	13	14	6	0	0	0	0
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.971	$26.602	$21.157	$21.102	$22.549	$20.489	$15.676	$13.276	$13.956	$11.864
Accumulation unit value at end of period	$33.265	$24.971	$26.602	$21.157	$21.102	$22.549	$20.489	$15.676	$13.276	$13.956
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	2	2
APP I-130

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.824	$21.162	$16.864	$16.853	$18.045	$16.430	$12.595	$10.689	$11.258	$9.590
Accumulation unit value at end of period	$26.356	$19.824	$21.162	$16.864	$16.853	$18.045	$16.430	$12.595	$10.689	$11.258
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	4	5	10	16	11	8	4
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.747	$25.401	$20.282	$20.310	$21.790	$19.879	$15.270	$12.984	$13.703	$11.697
Accumulation unit value at end of period	$31.509	$23.747	$25.401	$20.282	$20.310	$21.790	$19.879	$15.270	$12.984	$13.703
Number of accumulation units outstanding at end of period (in thousands)	8	7	7	11	10	8	5	7	7	4
Goldman Sachs High Yield Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.358	$21.179	$20.042	$17.634	$18.610	$18.299	$17.021	$14.736	$14.413	$12.709
Accumulation unit value at end of period	$23.424	$20.358	$21.179	$20.042	$17.634	$18.610	$18.299	$17.021	$14.736	$14.413
Number of accumulation units outstanding at end of period (in thousands)	95	108	129	147	206	184	161	147	117	83
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.089	$17.805	$16.875	$14.869	$15.716	$15.476	$14.417	$12.501	$12.244	$10.813
Accumulation unit value at end of period	$19.633	$17.089	$17.805	$16.875	$14.869	$15.716	$15.476	$14.417	$12.501	$12.244
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	5	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.941	$20.818	$19.770	$17.455	$18.486	$18.240	$17.026	$14.792	$14.518	$12.847
Accumulation unit value at end of period	$22.864	$19.941	$20.818	$19.770	$17.455	$18.486	$18.240	$17.026	$14.792	$14.518
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	4	4	2	3	1	1	2
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.985	$19.850	$18.879	$16.693	$17.706	$17.497	$16.356	$14.232	$13.989	$12.397
Accumulation unit value at end of period	$21.736	$18.985	$19.850	$18.879	$16.693	$17.706	$17.497	$16.356	$14.232	$13.989
Number of accumulation units outstanding at end of period (in thousands)	5	6	8	8	11	8	41	30	22	6
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.591	$19.468	$18.543	$16.421	$17.443	$17.263	$16.162	$15.693	$-	$-
Accumulation unit value at end of period	$21.253	$18.591	$19.468	$18.543	$16.421	$17.443	$17.263	$16.162	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	7	5	7	4	-	1	4	-	-

APP I-131

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.381	$16.122	$15.372	$13.626	$14.489	$14.353	$13.451	$11.734	$11.563	$10.272
Accumulation unit value at end of period	$17.565	$15.381	$16.122	$15.372	$13.626	$14.489	$14.353	$13.451	$11.734	$11.563
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	3	4	9	7	6	8	14
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.079	$18.970	$18.105	$16.065	$17.099	$16.956	$15.907	$13.889	$13.700	$12.183
Accumulation unit value at end of period	$20.627	$18.079	$18.970	$18.105	$16.065	$17.099	$16.956	$15.907	$13.889	$13.700
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	6	10	9	22	31	31
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.854	$15.618	$14.935	$13.279	$14.162	$14.072	$13.227	$11.573	$11.438	$10.192
Accumulation unit value at end of period	$16.914	$14.854	$15.618	$14.935	$13.279	$14.162	$14.072	$13.227	$11.573	$11.438
Number of accumulation units outstanding at end of period (in thousands)	3	5	5	3	4	4	4	7	7	6
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.814	$17.714	$16.973	$15.121	$16.159	$16.088	$15.153	$13.284	$13.156	$11.746
Accumulation unit value at end of period	$19.107	$16.814	$17.714	$16.973	$15.121	$16.159	$16.088	$15.153	$13.284	$13.156
Number of accumulation units outstanding at end of period (in thousands)	11	20	20	21	21	24	21	20	19	15
Goldman Sachs Large Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.666	$16.093	$14.721	$13.224	$13.871	$12.357	$9.320	$7.818	$8.480	$7.563
Accumulation unit value at end of period	$18.416	$14.666	$16.093	$14.721	$13.224	$13.871	$12.357	$9.320	$7.818	$8.480
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	5	4	3	11	8
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.286	$16.799	$15.390	$13.845	$14.545	$12.976	$9.802	$8.234	$8.945	$7.990
Accumulation unit value at end of period	$19.166	$15.286	$16.799	$15.390	$13.845	$14.545	$12.976	$9.802	$8.234	$8.945
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.081	$15.505	$14.233	$12.830	$13.505	$12.073	$9.137	$7.692	$8.372	$7.493
Accumulation unit value at end of period	$17.619	$14.081	$15.505	$14.233	$12.830	$13.505	$12.073	$9.137	$7.692	$8.372
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-132

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.837	$15.259	$14.028	$12.665	$13.351	$11.953	$9.060	$7.638	$8.327	$7.463
Accumulation unit value at end of period	$17.288	$13.837	$15.259	$14.028	$12.665	$13.351	$11.953	$9.060	$7.638	$8.327
Number of accumulation units outstanding at end of period (in thousands)	14	13	13	6	10	19	19	13	11	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.597	$15.018	$13.827	$12.502	$13.199	$11.834	$8.984	$8.863	$-	$-
Accumulation unit value at end of period	$16.963	$13.597	$15.018	$13.827	$12.502	$13.199	$11.834	$8.984	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.440	$14.859	$13.694	$12.394	$13.098	$11.756	$8.933	$7.550	$8.251	$7.414
Accumulation unit value at end of period	$16.750	$13.440	$14.859	$13.694	$12.394	$13.098	$11.756	$8.933	$7.550	$8.251
Number of accumulation units outstanding at end of period (in thousands)	1	2	3	13	13	8	8	16	15	12
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.284	$14.702	$13.563	$12.287	$12.999	$11.678	$8.883	$7.515	$8.221	$7.395
Accumulation unit value at end of period	$16.540	$13.284	$14.702	$13.563	$12.287	$12.999	$11.678	$8.883	$7.515	$8.221
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	3	3	3
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.978	$14.392	$13.304	$12.077	$12.801	$11.524	$8.783	$7.446	$8.162	$7.356
Accumulation unit value at end of period	$16.127	$12.978	$14.392	$13.304	$12.077	$12.801	$11.524	$8.783	$7.446	$8.162
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	3	4	3	3	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.680	$14.089	$13.050	$11.870	$12.607	$11.372	$8.685	$7.377	$8.102	$7.317
Accumulation unit value at end of period	$15.724	$12.680	$14.089	$13.050	$11.870	$12.607	$11.372	$8.685	$7.377	$8.102
Number of accumulation units outstanding at end of period (in thousands)	11	9	8	7	7	9	8	7	11	7
Goldman Sachs Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$77.696	$87.139	$78.743	$69.779	$77.074	$68.057	$51.389	$43.539	$50.582	$-
Accumulation unit value at end of period	$102.190	$77.696	$87.139	$78.743	$69.779	$77.074	$68.057	$51.389	$43.539	$-
Number of accumulation units outstanding at end of period (in thousands)	10	10	12	1	1	1	1	1	1	-

APP I-133

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.683	$17.616	$15.942	$14.148	$15.651	$13.841	$10.467	$8.881	$10.328	$-
Accumulation unit value at end of period	$20.597	$15.683	$17.616	$15.942	$14.148	$15.651	$13.841	$10.467	$8.881	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$31.101	$35.003	$31.741	$28.226	$31.287	$27.723	$21.007	$17.860	$20.798	$-
Accumulation unit value at end of period	$40.764	$31.101	$35.003	$31.741	$28.226	$31.287	$27.723	$21.007	$17.860	$-
Number of accumulation units outstanding at end of period (in thousands)	7	8	8	38	48	46	49	48	48	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.329	$34.187	$31.047	$27.650	$30.694	$27.239	$20.671	$17.601	$20.516	$-
Accumulation unit value at end of period	$39.693	$30.329	$34.187	$31.047	$27.650	$30.694	$27.239	$20.671	$17.601	$-
Number of accumulation units outstanding at end of period (in thousands)	9	10	12	12	12	4	6	14	23	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.982	$29.331	$26.677	$23.794	$26.453	$23.511	$17.868	$17.240	$-	$-
Accumulation unit value at end of period	$33.953	$25.982	$29.331	$26.677	$23.794	$26.453	$23.511	$17.868	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	8	8	10	12	22	21	20	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.663	$16.570	$15.085	$13.469	$14.989	$13.335	$10.145	$8.660	$10.111	$-
Accumulation unit value at end of period	$19.143	$14.663	$16.570	$15.085	$13.469	$14.989	$13.335	$10.145	$8.660	$-
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	1	1	1	1	1	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.602	$32.354	$29.485	$26.351	$29.354	$26.142	$19.908	$17.010	$19.875	$-
Accumulation unit value at end of period	$37.302	$28.602	$32.354	$29.485	$26.351	$29.354	$26.142	$19.908	$17.010	$-
Number of accumulation units outstanding at end of period (in thousands)	13	16	20	21	27	26	40	37	36	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.161	$16.051	$14.657	$13.125	$14.651	$13.073	$9.976	$8.541	$9.992	$-
Accumulation unit value at end of period	$18.432	$14.161	$16.051	$14.657	$13.125	$14.651	$13.073	$9.976	$8.541	$-
Number of accumulation units outstanding at end of period (in thousands)	9	8	8	4	3	3	2	2	32	-

APP I-134

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$16.360	$19.166	$-
Accumulation unit value at end of period	$34.746	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$16.360	$-
Number of accumulation units outstanding at end of period (in thousands)	11	13	13	20	18	24	27	29	33	-
Goldman Sachs Satellite Strategies
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.031	$13.427	$11.749	$11.090	$11.461	$11.494	$11.195	$9.623	$10.625	$-
Accumulation unit value at end of period	$14.243	$12.031	$13.427	$11.749	$11.090	$11.461	$11.494	$11.195	$9.623	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.890	$13.289	$11.646	$11.009	$11.395	$11.444	$11.164	$9.610	$10.621	$-
Accumulation unit value at end of period	$14.054	$11.890	$13.289	$11.646	$11.009	$11.395	$11.444	$11.164	$9.610	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.704	$13.107	$11.509	$10.902	$11.307	$11.379	$11.122	$9.593	$10.617	$-
Accumulation unit value at end of period	$13.806	$11.704	$13.107	$11.509	$10.902	$11.307	$11.379	$11.122	$9.593	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.566	$12.973	$11.408	$10.822	$11.241	$11.329	$11.090	$9.580	$10.613	$-
Accumulation unit value at end of period	$13.624	$11.566	$12.973	$11.408	$10.822	$11.241	$11.329	$11.090	$9.580	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.430	$12.840	$11.308	$10.743	$11.175	$11.280	$11.059	$10.710	$-	$-
Accumulation unit value at end of period	$13.443	$11.430	$12.840	$11.308	$10.743	$11.175	$11.280	$11.059	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.340	$12.752	$11.242	$10.691	$11.132	$11.248	$11.038	$9.559	$10.607	$-
Accumulation unit value at end of period	$13.324	$11.340	$12.752	$11.242	$10.691	$11.132	$11.248	$11.038	$9.559	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-135

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.251	$12.664	$11.176	$10.639	$11.089	$11.215	$11.017	$9.550	$10.605	$-
Accumulation unit value at end of period	$13.206	$11.251	$12.664	$11.176	$10.639	$11.089	$11.215	$11.017	$9.550	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.075	$12.491	$11.045	$10.535	$11.003	$11.151	$10.976	$9.533	$10.600	$-
Accumulation unit value at end of period	$12.974	$11.075	$12.491	$11.045	$10.535	$11.003	$11.151	$10.976	$9.533	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.902	$12.320	$10.916	$10.433	$10.918	$11.087	$10.934	$9.516	$10.596	$-
Accumulation unit value at end of period	$12.745	$10.902	$12.320	$10.916	$10.433	$10.918	$11.087	$10.934	$9.516	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Goldman Sachs Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.010	$23.364	$20.882	$16.820	$17.851	$16.706	$12.081	$10.408	$10.365	$8.234
Accumulation unit value at end of period	$24.553	$20.010	$23.364	$20.882	$16.820	$17.851	$16.706	$12.081	$10.408	$10.365
Number of accumulation units outstanding at end of period (in thousands)	108	141	142	119	80	-	8	0	0	0
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$22.159	$25.912	$23.194	$18.710	$19.887	$18.639	$13.499	$11.648	$11.617	$9.242
Accumulation unit value at end of period	$27.148	$22.159	$25.912	$23.194	$18.710	$19.887	$18.639	$13.499	$11.648	$11.617
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.691	$25.416	$22.795	$18.425	$19.623	$18.428	$13.374	$11.562	$11.555	$9.211
Accumulation unit value at end of period	$26.522	$21.691	$25.416	$22.795	$18.425	$19.623	$18.428	$13.374	$11.562	$11.555
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	11	9	32	17	5	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.882	$22.158	$19.903	$16.111	$17.185	$16.163	$11.747	$10.171	$10.180	$8.127
Accumulation unit value at end of period	$23.053	$18.882	$22.158	$19.903	$16.111	$17.185	$16.163	$11.747	$10.171	$10.180
Number of accumulation units outstanding at end of period (in thousands)	37	45	34	37	45	41	73	81	91	43

APP I-136

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.875	$25.709	$23.127	$18.749	$20.028	$18.866	$13.732	$13.416	$-	$-
Accumulation unit value at end of period	$26.667	$21.875	$25.709	$23.127	$18.749	$20.028	$18.866	$13.732	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	11	13	12	13	13	7	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.342	$21.579	$19.431	$15.768	$16.861	$15.898	$11.584	$10.055	$10.089	$8.075
Accumulation unit value at end of period	$22.338	$18.342	$21.579	$19.431	$15.768	$16.861	$15.898	$11.584	$10.055	$10.089
Number of accumulation units outstanding at end of period (in thousands)	21	22	22	19	23	21	20	22	13	44
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.332	$25.122	$22.644	$18.394	$19.688	$18.582	$13.553	$11.776	$11.827	$9.476
Accumulation unit value at end of period	$25.953	$21.332	$25.122	$22.644	$18.394	$19.688	$18.582	$13.553	$11.776	$11.827
Number of accumulation units outstanding at end of period (in thousands)	16	17	16	14	14	17	15	19	21	19
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.714	$20.903	$18.879	$15.366	$16.481	$15.586	$11.390	$9.917	$9.980	$8.012
Accumulation unit value at end of period	$21.509	$17.714	$20.903	$18.879	$15.366	$16.481	$15.586	$11.390	$9.917	$9.980
Number of accumulation units outstanding at end of period (in thousands)	23	16	23	20	24	18	30	23	27	23
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.287	$23.987	$21.707	$17.704	$19.025	$18.029	$13.202	$11.517	$11.613	$9.341
Accumulation unit value at end of period	$24.582	$20.287	$23.987	$21.707	$17.704	$19.025	$18.029	$13.202	$11.517	$11.613
Number of accumulation units outstanding at end of period (in thousands)	23	26	35	44	40	46	49	51	52	33
Goldman Sachs Small/Mid Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$46.738	$49.621	$38.847	$38.942	$39.401	$35.618	$26.279	$21.752	$22.721	$18.759
Accumulation unit value at end of period	$64.359	$46.738	$49.621	$38.847	$38.942	$39.401	$35.618	$26.279	$21.752	$22.721
Number of accumulation units outstanding at end of period (in thousands)	-	6	6	6	10	4	7	4	4	5
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$46.055	$48.969	$38.394	$38.546	$39.059	$35.361	$26.129	$21.660	$22.659	$18.736
Accumulation unit value at end of period	$63.323	$46.055	$48.969	$38.394	$38.546	$39.059	$35.361	$26.129	$21.660	$22.659
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-137

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$45.159	$48.114	$37.799	$38.023	$38.607	$35.022	$25.930	$21.538	$22.576	$18.706
Accumulation unit value at end of period	$61.967	$45.159	$48.114	$37.799	$38.023	$38.607	$35.022	$25.930	$21.538	$22.576
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$44.499	$47.482	$37.358	$37.636	$38.271	$34.770	$25.781	$21.447	$22.515	$18.682
Accumulation unit value at end of period	$60.969	$44.499	$47.482	$37.358	$37.636	$38.271	$34.770	$25.781	$21.447	$22.515
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	2	2	3	6	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$43.848	$46.858	$36.922	$37.253	$37.939	$34.519	$25.634	$25.089	$-	$-
Accumulation unit value at end of period	$59.988	$43.848	$46.858	$36.922	$37.253	$37.939	$34.519	$25.634	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$43.419	$46.447	$36.635	$37.000	$37.719	$34.353	$25.536	$21.296	$22.413	$18.644
Accumulation unit value at end of period	$59.342	$43.419	$46.447	$36.635	$37.000	$37.719	$34.353	$25.536	$21.296	$22.413
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	2	2	2	7	6
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$42.995	$46.039	$36.350	$36.749	$37.500	$34.188	$25.439	$21.236	$22.372	$18.629
Accumulation unit value at end of period	$58.704	$42.995	$46.039	$36.350	$36.749	$37.500	$34.188	$25.439	$21.236	$22.372
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$42.159	$45.235	$35.786	$36.251	$37.066	$33.860	$25.245	$21.117	$22.290	$18.598
Accumulation unit value at end of period	$57.447	$42.159	$45.235	$35.786	$36.251	$37.066	$33.860	$25.245	$21.117	$22.290
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	1	1	-	0	0	3	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$41.339	$44.444	$35.230	$35.760	$36.637	$33.535	$25.053	$20.998	$22.209	$18.568
Accumulation unit value at end of period	$56.217	$41.339	$44.444	$35.230	$35.760	$36.637	$33.535	$25.053	$20.998	$22.209
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	3	3	6	8	8	9	8

APP I-138

Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Hartford AARP Balanced Retirement Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-139

Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.307	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.297	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Global Impact Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.600	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-140

Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.592	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.588	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.583	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford International Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-141

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$8.724	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.451	$8.724	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$8.717	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.418	$8.717	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	30	32	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$8.710	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.378	$8.710	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.705	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.351	$8.705	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	-	-	-	-	-	-	-	-
Hartford Moderate Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.415	$15.331	$13.367	$12.790	$13.151	$13.085	$11.941	$10.658	$10.794	$9.597
Accumulation unit value at end of period	$17.018	$14.415	$15.331	$13.367	$12.790	$13.151	$13.085	$11.941	$10.658	$10.794
Number of accumulation units outstanding at end of period (in thousands)	-	-	34	32	32	37	34	43	50	48

APP I-142

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.769	$23.186	$20.247	$19.403	$19.979	$19.909	$18.196	$16.265	$16.497	$14.690
Accumulation unit value at end of period	$25.661	$21.769	$23.186	$20.247	$19.403	$19.979	$19.909	$18.196	$16.265	$16.497
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.834	$14.764	$12.918	$12.404	$12.798	$12.779	$11.703	$10.482	$10.653	$9.505
Accumulation unit value at end of period	$16.275	$13.834	$14.764	$12.918	$12.404	$12.798	$12.779	$11.703	$10.482	$10.653
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.592	$14.528	$12.731	$12.242	$12.650	$12.650	$11.602	$10.408	$10.593	$9.466
Accumulation unit value at end of period	$15.966	$13.592	$14.528	$12.731	$12.242	$12.650	$12.650	$11.602	$10.408	$10.593
Number of accumulation units outstanding at end of period (in thousands)	7	6	11	8	9	17	13	23	20	3
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.354	$14.296	$12.546	$12.083	$12.504	$12.523	$11.503	$11.272	$-	$-
Accumulation unit value at end of period	$15.664	$13.354	$14.296	$12.546	$12.083	$12.504	$12.523	$11.503	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	3	-	8	17	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.523	$21.992	$19.319	$18.624	$19.293	$19.341	$17.783	$15.992	$16.318	$14.618
Accumulation unit value at end of period	$24.048	$20.523	$21.992	$19.319	$18.624	$19.293	$19.341	$17.783	$15.992	$16.318
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	6	15	19	45	58
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.044	$13.992	$12.303	$11.873	$12.312	$12.355	$11.371	$10.236	$10.455	$9.375
Accumulation unit value at end of period	$15.269	$13.044	$13.992	$12.303	$11.873	$12.312	$12.355	$11.371	$10.236	$10.455
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	1	0	13	10	8
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.927	$21.418	$18.871	$18.247	$18.959	$19.063	$17.580	$15.857	$16.229	$14.582
Accumulation unit value at end of period	$23.280	$19.927	$21.418	$18.871	$18.247	$18.959	$19.063	$17.580	$15.857	$16.229
Number of accumulation units outstanding at end of period (in thousands)	14	15	13	11	9	7	5	3	1	-

APP I-143

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.445	$13.403	$11.833	$11.464	$11.935	$12.025	$11.112	$10.043	$10.299	$9.272
Accumulation unit value at end of period	$14.510	$12.445	$13.403	$11.833	$11.464	$11.935	$12.025	$11.112	$10.043	$10.299
Number of accumulation units outstanding at end of period (in thousands)	15	16	19	21	23	29	23	15	11	3
Invesco American Franchise Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.000	$20.785	$16.353	$16.031	$15.278	$14.104	$10.095	$8.918	$10.356	$-
Accumulation unit value at end of period	$27.304	$20.000	$20.785	$16.353	$16.031	$15.278	$14.104	$10.095	$8.918	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.770	$20.577	$16.214	$15.918	$15.193	$14.047	$10.069	$8.908	$10.355	$-
Accumulation unit value at end of period	$26.949	$19.770	$20.577	$16.214	$15.918	$15.193	$14.047	$10.069	$8.908	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.467	$20.303	$16.029	$15.768	$15.080	$13.971	$10.034	$8.896	$10.354	$-
Accumulation unit value at end of period	$26.484	$19.467	$20.303	$16.029	$15.768	$15.080	$13.971	$10.034	$8.896	$-
Number of accumulation units outstanding at end of period (in thousands)	10	11	11	17	20	26	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.243	$20.100	$15.893	$15.657	$14.996	$13.914	$10.008	$8.886	$10.353	$-
Accumulation unit value at end of period	$26.140	$19.243	$20.100	$15.893	$15.657	$14.996	$13.914	$10.008	$8.886	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	1	1	29	1	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.022	$19.899	$15.757	$15.547	$14.913	$13.858	$9.983	$10.108	$-	$-
Accumulation unit value at end of period	$25.800	$19.022	$19.899	$15.757	$15.547	$14.913	$13.858	$9.983	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	8	8	9	9	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.876	$19.766	$15.667	$15.474	$14.858	$13.820	$9.966	$8.870	$10.352	$-
Accumulation unit value at end of period	$25.576	$18.876	$19.766	$15.667	$15.474	$14.858	$13.820	$9.966	$8.870	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	1	1	1	1	-

APP I-144

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.731	$19.633	$15.578	$15.401	$14.803	$13.783	$9.949	$8.864	$10.352	$-
Accumulation unit value at end of period	$25.354	$18.731	$19.633	$15.578	$15.401	$14.803	$13.783	$9.949	$8.864	$-
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	6	6	6	6	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.444	$19.372	$15.401	$15.257	$14.693	$13.708	$9.915	$8.851	$10.351	$-
Accumulation unit value at end of period	$24.916	$18.444	$19.372	$15.401	$15.257	$14.693	$13.708	$9.915	$8.851	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	7	3	-	-	0	0	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$8.838	$10.350	$-
Accumulation unit value at end of period	$24.486	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$8.838	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	9	9	7	6	5	4	-
Invesco American Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.860	$44.581	$40.732	$35.207	$38.668	$35.339	$26.363	$22.529	$22.395	$18.378
Accumulation unit value at end of period	$48.427	$38.860	$44.581	$40.732	$35.207	$38.668	$35.339	$26.363	$22.529	$22.395
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	11	11	11	12	1	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$38.292	$43.995	$40.257	$34.848	$38.332	$35.084	$26.213	$22.434	$22.334	$18.355
Accumulation unit value at end of period	$47.647	$38.292	$43.995	$40.257	$34.848	$38.332	$35.084	$26.213	$22.434	$22.334
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$38.084	$51.052	$43.226	$36.603	$40.206	$37.583	$26.091	$21.331	$23.270	$17.993
Accumulation unit value at end of period	$50.216	$38.084	$51.052	$43.226	$36.603	$40.206	$37.583	$26.091	$21.331	$23.270
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	4	1	1	2	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.998	$42.659	$39.171	$34.026	$37.559	$34.497	$25.864	$22.214	$22.192	$18.302
Accumulation unit value at end of period	$45.876	$36.998	$42.659	$39.171	$34.026	$37.559	$34.497	$25.864	$22.214	$22.192
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	8	0	-	-	-

APP I-145

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$36.457	$42.099	$38.714	$33.680	$37.233	$34.249	$25.716	$25.160	$-	$-
Accumulation unit value at end of period	$45.138	$36.457	$42.099	$38.714	$33.680	$37.233	$34.249	$25.716	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$36.101	$41.729	$38.413	$33.451	$37.017	$34.084	$25.618	$22.058	$22.091	$18.265
Accumulation unit value at end of period	$44.652	$36.101	$41.729	$38.413	$33.451	$37.017	$34.084	$25.618	$22.058	$22.091
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$35.748	$41.363	$38.113	$33.223	$36.802	$33.920	$25.521	$21.995	$22.051	$18.250
Accumulation unit value at end of period	$44.171	$35.748	$41.363	$38.113	$33.223	$36.802	$33.920	$25.521	$21.995	$22.051
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$35.052	$40.640	$37.522	$32.773	$36.376	$33.595	$25.326	$21.872	$21.971	$18.220
Accumulation unit value at end of period	$43.225	$35.052	$40.640	$37.522	$32.773	$36.376	$33.595	$25.326	$21.872	$21.971
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	3	2	0	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.371	$39.930	$36.940	$32.329	$35.955	$33.272	$25.133	$21.749	$21.891	$18.190
Accumulation unit value at end of period	$42.300	$34.371	$39.930	$36.940	$32.329	$35.955	$33.272	$25.133	$21.749	$21.891
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	3	3	3	2	1	1	1
Invesco Comstock Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.203	$29.856	$25.351	$21.515	$22.873	$20.961	$15.499	$13.035	$13.297	$11.502
Accumulation unit value at end of period	$32.843	$26.203	$29.856	$25.351	$21.515	$22.873	$20.961	$15.499	$13.035	$13.297
Number of accumulation units outstanding at end of period (in thousands)	6	6	7	1	6	4	4	3	2	2
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.756	$22.544	$19.172	$16.295	$17.349	$15.923	$11.791	$9.932	$10.147	$8.790
Accumulation unit value at end of period	$24.726	$19.756	$22.544	$19.172	$16.295	$17.349	$15.923	$11.791	$9.932	$10.147
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-146

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.734	$28.281	$24.098	$20.523	$21.895	$20.135	$14.940	$12.609	$12.908	$11.205
Accumulation unit value at end of period	$30.893	$24.734	$28.281	$24.098	$20.523	$21.895	$20.135	$14.940	$12.609	$12.908
Number of accumulation units outstanding at end of period (in thousands)	19	22	25	32	37	29	28	20	17	10
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.097	$27.595	$23.549	$20.085	$21.460	$19.764	$14.687	$12.414	$12.728	$11.065
Accumulation unit value at end of period	$30.053	$24.097	$27.595	$23.549	$20.085	$21.460	$19.764	$14.687	$12.414	$12.728
Number of accumulation units outstanding at end of period (in thousands)	12	11	11	8	4	4	5	17	17	50
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.852	$27.355	$23.379	$19.970	$21.369	$19.710	$14.669	$14.363	$-	$-
Accumulation unit value at end of period	$29.703	$23.852	$27.355	$23.379	$19.970	$21.369	$19.710	$14.669	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	11	13	12	19	17	19	22	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.718	$18.045	$15.437	$13.199	$14.138	$13.054	$9.725	$8.241	$8.469	$7.382
Accumulation unit value at end of period	$19.554	$15.718	$18.045	$15.437	$13.199	$14.138	$13.054	$9.725	$8.241	$8.469
Number of accumulation units outstanding at end of period (in thousands)	23	23	23	25	24	7	8	13	5	4
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.675	$26.059	$22.315	$19.099	$20.478	$18.926	$14.114	$11.972	$12.317	$10.745
Accumulation unit value at end of period	$28.181	$22.675	$26.059	$22.315	$19.099	$20.478	$18.926	$14.114	$11.972	$12.317
Number of accumulation units outstanding at end of period (in thousands)	11	11	11	15	21	30	29	25	27	32
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.180	$17.480	$14.998	$12.863	$13.819	$12.798	$9.562	$8.127	$8.378	$7.324
Accumulation unit value at end of period	$18.828	$15.180	$17.480	$14.998	$12.863	$13.819	$12.798	$9.562	$8.127	$8.378
Number of accumulation units outstanding at end of period (in thousands)	11	16	17	13	23	34	38	27	33	9
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.153	$24.407	$20.984	$18.032	$19.411	$18.012	$13.486	$11.485	$11.863	$10.391
Accumulation unit value at end of period	$26.184	$21.153	$24.407	$20.984	$18.032	$19.411	$18.012	$13.486	$11.485	$11.863
Number of accumulation units outstanding at end of period (in thousands)	12	16	17	27	30	31	29	41	40	53

APP I-147

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Developing Markets Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.871	$15.842	$12.154	$10.149	$12.483	$12.903	$13.331	$11.154	$12.581	$11.026
Accumulation unit value at end of period	$16.728	$12.871	$15.842	$12.154	$10.149	$12.483	$12.903	$13.331	$11.154	$12.581
Number of accumulation units outstanding at end of period (in thousands)	148	159	150	128	125	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.701	$15.657	$12.030	$10.060	$12.392	$12.829	$13.275	$11.124	$12.565	$11.023
Accumulation unit value at end of period	$16.483	$12.701	$15.657	$12.030	$10.060	$12.392	$12.829	$13.275	$11.124	$12.565
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.478	$15.413	$11.866	$9.944	$12.273	$12.730	$13.199	$11.083	$12.544	$11.019
Accumulation unit value at end of period	$16.162	$12.478	$15.413	$11.866	$9.944	$12.273	$12.730	$13.199	$11.083	$12.544
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	54	4	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.314	$15.233	$11.745	$9.857	$12.184	$12.657	$13.143	$11.052	$12.528	$11.016
Accumulation unit value at end of period	$15.925	$12.314	$15.233	$11.745	$9.857	$12.184	$12.657	$13.143	$11.052	$12.528
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	13	11	6	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.152	$15.055	$11.625	$9.771	$12.095	$12.584	$13.087	$12.528	$-	$-
Accumulation unit value at end of period	$15.691	$12.152	$15.055	$11.625	$9.771	$12.095	$12.584	$13.087	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	13	7	6	6	6	6	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.044	$14.937	$11.546	$9.714	$12.037	$12.536	$13.050	$11.001	$12.502	$11.011
Accumulation unit value at end of period	$15.537	$12.044	$14.937	$11.546	$9.714	$12.037	$12.536	$13.050	$11.001	$12.502
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	-	7	-	0	26	24	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.938	$14.820	$11.467	$9.657	$11.979	$12.488	$13.013	$10.981	$12.491	$11.008
Accumulation unit value at end of period	$15.385	$11.938	$14.820	$11.467	$9.657	$11.979	$12.488	$13.013	$10.981	$12.491
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	1	1	0	0	-	-
APP I-148

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.729	$14.590	$11.311	$9.545	$11.863	$12.392	$12.939	$10.940	$12.470	$11.004
Accumulation unit value at end of period	$15.085	$11.729	$14.590	$11.311	$9.545	$11.863	$12.392	$12.939	$10.940	$12.470
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	5	4	10	3	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.523	$14.363	$11.157	$9.434	$11.749	$12.297	$12.865	$10.900	$12.449	$11.000
Accumulation unit value at end of period	$14.791	$11.523	$14.363	$11.157	$9.434	$11.749	$12.297	$12.865	$10.900	$12.449
Number of accumulation units outstanding at end of period (in thousands)	14	15	14	19	18	14	11	12	8	1
Invesco Equity and Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.065	$31.064	$28.015	$24.396	$24.983	$22.905	$18.330	$16.238	$16.441	$14.628
Accumulation unit value at end of period	$33.699	$28.065	$31.064	$28.015	$24.396	$24.983	$22.905	$18.330	$16.238	$16.441
Number of accumulation units outstanding at end of period (in thousands)	49	44	47	42	48	10	17	11	11	9
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.247	$20.227	$18.269	$15.933	$16.341	$15.005	$12.025	$10.669	$10.818	$9.640
Accumulation unit value at end of period	$21.877	$18.247	$20.227	$18.269	$15.933	$16.341	$15.005	$12.025	$10.669	$10.818
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$26.456	$29.386	$26.594	$23.240	$23.882	$21.973	$17.646	$15.687	$15.938	$14.230
Accumulation unit value at end of period	$31.656	$26.456	$29.386	$26.594	$23.240	$23.882	$21.973	$17.646	$15.687	$15.938
Number of accumulation units outstanding at end of period (in thousands)	183	205	232	267	300	370	177	130	152	190
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.795	$28.694	$26.008	$22.761	$23.426	$21.585	$17.360	$15.456	$15.727	$14.063
Accumulation unit value at end of period	$30.819	$25.795	$28.694	$26.008	$22.761	$23.426	$21.585	$17.360	$15.456	$15.727
Number of accumulation units outstanding at end of period (in thousands)	13	43	47	50	88	55	251	318	323	289
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.150	$28.020	$25.434	$22.292	$22.978	$21.204	$17.079	$17.061	$-	$-
Accumulation unit value at end of period	$30.003	$25.150	$28.020	$25.434	$22.292	$22.978	$21.204	$17.079	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	61	63	80	82	68	56	59	59	-	-

APP I-149

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.783	$17.601	$15.993	$14.032	$14.478	$13.374	$10.783	$9.624	$9.817	$8.801
Accumulation unit value at end of period	$18.810	$15.783	$17.601	$15.993	$14.032	$14.478	$13.374	$10.783	$9.624	$9.817
Number of accumulation units outstanding at end of period (in thousands)	8	12	17	16	20	25	19	35	28	5
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.538	$27.393	$24.915	$21.881	$22.599	$20.896	$16.865	$15.068	$15.386	$13.806
Accumulation unit value at end of period	$29.215	$24.538	$27.393	$24.915	$21.881	$22.599	$20.896	$16.865	$15.068	$15.386
Number of accumulation units outstanding at end of period (in thousands)	30	28	40	43	59	58	77	204	223	239
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.243	$17.051	$15.539	$13.674	$14.151	$13.111	$10.603	$9.492	$9.712	$8.732
Accumulation unit value at end of period	$18.112	$15.243	$17.051	$15.539	$13.674	$14.151	$13.111	$10.603	$9.492	$9.712
Number of accumulation units outstanding at end of period (in thousands)	12	12	11	24	22	23	35	26	28	29
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352	$14.714	$13.256
Accumulation unit value at end of period	$26.952	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352	$14.714
Number of accumulation units outstanding at end of period (in thousands)	38	40	44	58	64	86	93	109	99	106
Invesco Global Core Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.915	$15.176	$12.355	$11.579	$11.835	$11.791	$9.642	$8.517	$10.389	$-
Accumulation unit value at end of period	$16.083	$12.915	$15.176	$12.355	$11.579	$11.835	$11.791	$9.642	$8.517	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.766	$15.024	$12.249	$11.497	$11.769	$11.743	$9.618	$8.507	$10.388	$-
Accumulation unit value at end of period	$15.874	$12.766	$15.024	$12.249	$11.497	$11.769	$11.743	$9.618	$8.507	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.571	$14.823	$12.110	$11.389	$11.682	$11.679	$9.585	$8.495	$10.387	$-
Accumulation unit value at end of period	$15.600	$12.571	$14.823	$12.110	$11.389	$11.682	$11.679	$9.585	$8.495	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-150

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.426	$14.675	$12.007	$11.309	$11.617	$11.632	$9.560	$8.486	$10.387	$-
Accumulation unit value at end of period	$15.397	$12.426	$14.675	$12.007	$11.309	$11.617	$11.632	$9.560	$8.486	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.283	$14.528	$11.904	$11.229	$11.553	$11.585	$9.535	$9.082	$-	$-
Accumulation unit value at end of period	$15.197	$12.283	$14.528	$11.904	$11.229	$11.553	$11.585	$9.535	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.189	$14.431	$11.836	$11.176	$11.510	$11.553	$9.519	$8.471	$10.386	$-
Accumulation unit value at end of period	$15.065	$12.189	$14.431	$11.836	$11.176	$11.510	$11.553	$9.519	$8.471	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.095	$14.334	$11.769	$11.124	$11.467	$11.522	$9.503	$8.465	$10.385	$-
Accumulation unit value at end of period	$14.934	$12.095	$14.334	$11.769	$11.124	$11.467	$11.522	$9.503	$8.465	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.910	$14.143	$11.635	$11.019	$11.382	$11.459	$9.470	$8.453	$10.384	$-
Accumulation unit value at end of period	$14.676	$11.910	$14.143	$11.635	$11.019	$11.382	$11.459	$9.470	$8.453	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	-	-	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.727	$13.955	$11.503	$10.916	$11.298	$11.397	$9.438	$8.441	$10.384	$-
Accumulation unit value at end of period	$14.423	$11.727	$13.955	$11.503	$10.916	$11.298	$11.397	$9.438	$8.441	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	3	3	2	2	1	1	-
Invesco Growth and Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.916	$19.548	$17.116	$14.285	$14.750	$13.391	$10.005	$8.732	$8.919	$7.917
Accumulation unit value at end of period	$21.188	$16.916	$19.548	$17.116	$14.285	$14.750	$13.391	$10.005	$8.732	$8.919
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	111	112	120	129

APP I-151

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.653	$21.588	$18.930	$15.823	$16.363	$14.878	$11.132	$9.731	$9.953	$8.849
Accumulation unit value at end of period	$23.328	$18.653	$21.588	$18.930	$15.823	$16.363	$14.878	$11.132	$9.731	$9.953
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.260	$21.175	$18.605	$15.583	$16.146	$14.710	$11.029	$9.659	$9.900	$8.819
Accumulation unit value at end of period	$22.790	$18.260	$21.175	$18.605	$15.583	$16.146	$14.710	$11.029	$9.659	$9.900
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.963	$18.539	$16.313	$13.684	$14.200	$12.956	$9.729	$8.533	$8.759	$7.814
Accumulation unit value at end of period	$19.893	$15.963	$18.539	$16.313	$13.684	$14.200	$12.956	$9.729	$8.533	$8.759
Number of accumulation units outstanding at end of period (in thousands)	47	42	49	66	41	30	27	27	18	24
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.372	$22.532	$19.857	$16.681	$17.336	$15.842	$11.913	$11.941	$-	$-
Accumulation unit value at end of period	$24.106	$19.372	$22.532	$19.857	$16.681	$17.336	$15.842	$11.913	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	7	5	-	-	-	0	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.506	$18.054	$15.926	$13.392	$13.932	$12.744	$9.593	$8.436	$8.680	$7.764
Accumulation unit value at end of period	$19.276	$15.506	$18.054	$15.926	$13.392	$13.932	$12.744	$9.593	$8.436	$8.680
Number of accumulation units outstanding at end of period (in thousands)	5	8	12	16	41	28	28	33	25	16
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.891	$22.017	$19.442	$16.365	$17.042	$15.604	$11.758	$10.349	$10.660	$9.544
Accumulation unit value at end of period	$23.461	$18.891	$22.017	$19.442	$16.365	$17.042	$15.604	$11.758	$10.349	$10.660
Number of accumulation units outstanding at end of period (in thousands)	24	26	33	45	53	55	70	57	42	36
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.975	$17.489	$15.474	$13.051	$13.618	$12.494	$9.433	$8.320	$8.587	$7.703
Accumulation unit value at end of period	$18.561	$14.975	$17.489	$15.474	$13.051	$13.618	$12.494	$9.433	$8.320	$8.587
Number of accumulation units outstanding at end of period (in thousands)	22	23	19	10	10	19	21	14	17	21

APP I-152

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.965	$21.023	$18.638	$15.751	$16.468	$15.139	$11.453	$10.121	$10.467	$9.409
Accumulation unit value at end of period	$22.222	$17.965	$21.023	$18.638	$15.751	$16.468	$15.139	$11.453	$10.121	$10.467
Number of accumulation units outstanding at end of period (in thousands)	16	17	26	40	39	35	36	46	42	37
Invesco International Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.804	$13.942	$11.368	$11.469	$11.776	$11.787	$9.931	$8.624	$9.277	$8.253
Accumulation unit value at end of period	$15.103	$11.804	$13.942	$11.368	$11.469	$11.776	$11.787	$9.931	$8.624	$9.277
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.926	$14.108	$11.521	$11.640	$11.970	$12.000	$10.125	$8.806	$9.487	$8.453
Accumulation unit value at end of period	$15.237	$11.926	$14.108	$11.521	$11.640	$11.970	$12.000	$10.125	$8.806	$9.487
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	74	57	38	23	14
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.675	$13.838	$11.323	$11.463	$11.811	$11.864	$10.031	$8.742	$9.437	$8.424
Accumulation unit value at end of period	$14.885	$11.675	$13.838	$11.323	$11.463	$11.811	$11.864	$10.031	$8.742	$9.437
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.138	$13.222	$10.835	$10.985	$11.336	$11.404	$9.656	$8.428	$9.112	$8.146
Accumulation unit value at end of period	$14.180	$11.138	$13.222	$10.835	$10.985	$11.336	$11.404	$9.656	$8.428	$9.112
Number of accumulation units outstanding at end of period (in thousands)	3	5	4	6	6	15	64	5	6	11
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.713	$18.681	$15.332	$15.568	$16.088	$16.209	$13.746	$13.327	$-	$-
Accumulation unit value at end of period	$19.974	$15.712	$18.681	$15.332	$15.568	$16.088	$16.209	$13.746	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	-	-	-	-	-	-	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.819	$12.876	$10.578	$10.751	$11.122	$11.217	$9.522	$8.331	$9.030	$8.093
Accumulation unit value at end of period	$13.740	$10.819	$12.876	$10.578	$10.751	$11.122	$11.217	$9.522	$8.331	$9.030
Number of accumulation units outstanding at end of period (in thousands)	1	0	2	1	1	2	1	10	9	10

APP I-153

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.323	$18.254	$15.012	$15.273	$15.816	$15.966	$13.567	$11.882	$12.891	$11.566
Accumulation unit value at end of period	$19.440	$15.323	$18.254	$15.012	$15.273	$15.816	$15.966	$13.567	$11.882	$12.891
Number of accumulation units outstanding at end of period (in thousands)	-	0	4	4	3	3	2	1	0	0
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.449	$12.472	$10.277	$10.477	$10.871	$10.997	$9.363	$8.217	$8.932	$8.030
Accumulation unit value at end of period	$13.230	$10.449	$12.472	$10.277	$10.477	$10.871	$10.997	$9.363	$8.217	$8.932
Number of accumulation units outstanding at end of period (in thousands)	4	3	2	4	3	2	1	2	2	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.573	$17.430	$14.391	$14.700	$15.284	$15.491	$13.216	$11.621	$12.659	$11.403
Accumulation unit value at end of period	$18.414	$14.573	$17.430	$14.391	$14.700	$15.284	$15.491	$13.216	$11.621	$12.659
Number of accumulation units outstanding at end of period (in thousands)	9	9	13	14	13	13	15	13	12	10
Invesco Mid Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.160	$21.402	$17.512	$17.431	$17.221	$15.956	$11.646	$10.420	$11.463	$9.002
Accumulation unit value at end of period	$27.033	$20.160	$21.402	$17.512	$17.431	$17.221	$15.956	$11.646	$10.420	$11.463
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	3	2	2
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.128	$20.337	$16.665	$16.613	$16.438	$15.253	$11.149	$9.991	$11.008	$8.657
Accumulation unit value at end of period	$25.611	$19.128	$20.337	$16.665	$16.613	$16.438	$15.253	$11.149	$9.991	$11.008
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.724	$19.948	$16.379	$16.361	$16.220	$15.081	$11.046	$9.918	$10.949	$8.628
Accumulation unit value at end of period	$25.020	$18.724	$19.948	$16.379	$16.361	$16.220	$15.081	$11.046	$9.918	$10.949
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.033	$20.307	$16.699	$16.705	$16.587	$15.445	$11.329	$10.187	$11.264	$8.890
Accumulation unit value at end of period	$25.394	$19.033	$20.307	$16.699	$16.705	$16.587	$15.445	$11.329	$10.187	$11.264
Number of accumulation units outstanding at end of period (in thousands)	11	14	18	18	16	16	12	5	1	2

APP I-154

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.739	$24.298	$20.011	$20.048	$19.936	$18.591	$13.658	$13.509	$-	$-
Accumulation unit value at end of period	$30.293	$22.739	$24.298	$20.011	$20.048	$19.936	$18.591	$13.658	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	11	7	-	-	-	2	8	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.493	$19.781	$16.307	$16.354	$16.278	$15.196	$11.174	$10.073	$11.165	$8.834
Accumulation unit value at end of period	$24.612	$18.493	$19.781	$16.307	$16.354	$16.278	$15.196	$11.174	$10.073	$11.165
Number of accumulation units outstanding at end of period (in thousands)	6	6	7	24	22	19	18	16	3	2
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.175	$23.742	$19.592	$19.668	$19.597	$18.312	$13.480	$12.163	$13.496	$10.688
Accumulation unit value at end of period	$29.483	$22.175	$23.742	$19.592	$19.668	$19.597	$18.312	$13.480	$12.163	$13.496
Number of accumulation units outstanding at end of period (in thousands)	2	3	7	15	20	16	21	16	25	22
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.865	$19.167	$15.848	$15.941	$15.916	$14.902	$10.991	$9.938	$11.049	$8.768
Accumulation unit value at end of period	$23.706	$17.865	$19.167	$15.848	$15.941	$15.916	$14.902	$10.991	$9.938	$11.049
Number of accumulation units outstanding at end of period (in thousands)	8	7	13	14	14	14	10	5	17	14
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.088	$22.670	$18.782	$18.930	$18.937	$17.767	$13.130	$11.896	$13.252	$10.537
Accumulation unit value at end of period	$27.926	$21.088	$22.670	$18.782	$18.930	$18.937	$17.767	$13.130	$11.896	$13.252
Number of accumulation units outstanding at end of period (in thousands)	12	13	10	16	14	14	12	17	14	11
Invesco Oppenheimer Developing Markets Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$84.723	$96.430	$71.550	$66.939	$77.892	$81.824	$75.515	$62.487	$76.295	$60.083
Accumulation unit value at end of period	$105.040	$84.723	$96.430	$71.550	$66.939	$77.892	$81.824	$75.515	$62.487	$76.295
Number of accumulation units outstanding at end of period (in thousands)	9	11	13	4	3	3	6	5	4	5
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.675	$16.728	$12.431	$11.647	$13.573	$14.280	$13.199	$10.938	$13.375	$11.027
Accumulation unit value at end of period	$18.168	$14.675	$16.728	$12.431	$11.647	$13.573	$14.280	$13.199	$10.938	$13.375
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	7	-	-	-	-

APP I-155

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$66.392	$75.833	$56.464	$53.010	$61.900	$65.253	$60.433	$50.182	$61.486	$48.590
Accumulation unit value at end of period	$82.032	$66.392	$75.833	$56.464	$53.010	$61.900	$65.253	$60.433	$50.182	$61.486
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	14	14	15	18	18	22	21
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$64.849	$74.182	$55.317	$52.011	$60.825	$64.216	$59.562	$49.533	$60.782	$48.106
Accumulation unit value at end of period	$80.005	$64.849	$74.182	$55.317	$52.011	$60.825	$64.216	$59.562	$49.533	$60.782
Number of accumulation units outstanding at end of period (in thousands)	2	4	3	5	2	4	5	5	3	6
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$41.263	$47.272	$35.303	$33.243	$38.935	$41.168	$38.241	$36.873	$-	$-
Accumulation unit value at end of period	$50.830	$41.263	$47.272	$35.303	$33.243	$38.935	$41.168	$38.241	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	1	1	1	-	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.916	$15.959	$11.930	$11.245	$13.184	$13.954	$12.975	$10.818	$13.307	$11.015
Accumulation unit value at end of period	$17.126	$13.916	$15.959	$11.930	$11.245	$13.184	$13.954	$12.975	$10.818	$13.307
Number of accumulation units outstanding at end of period (in thousands)	17	17	37	46	43	42	48	43	36	0
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$61.386	$70.469	$52.732	$49.753	$58.389	$61.861	$57.578	$48.051	$59.170	$46.994
Accumulation unit value at end of period	$75.468	$61.386	$70.469	$52.732	$49.753	$58.389	$61.861	$57.578	$48.051	$59.170
Number of accumulation units outstanding at end of period (in thousands)	9	10	11	11	10	9	8	9	8	14
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.552	$15.589	$11.688	$11.050	$12.994	$13.794	$12.865	$10.758	$13.274	$11.009
Accumulation unit value at end of period	$16.628	$13.552	$15.589	$11.688	$11.050	$12.994	$13.794	$12.865	$10.758	$13.274
Number of accumulation units outstanding at end of period (in thousands)	28	29	33	24	13	14	19	13	7	3

APP I-156

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$57.654	$66.452	$49.924	$47.293	$55.724	$59.274	$55.391	$46.411	$57.380	$45.755
Accumulation unit value at end of period	$70.597	$57.654	$66.452	$49.924	$47.293	$55.724	$59.274	$55.391	$46.411	$57.380
Invesco Oppenheimer Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.159	$19.165	$17.021	$14.844	$16.461	$14.958	$11.364	$10.000	$-	$-
Accumulation unit value at end of period	$21.200	$17.159	$19.165	$17.021	$14.844	$16.461	$14.958	$11.364	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.981	$18.995	$16.895	$14.756	$16.388	$14.914	$11.348	$10.000	$-	$-
Accumulation unit value at end of period	$20.948	$16.981	$18.995	$16.895	$14.756	$16.388	$14.914	$11.348	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.746	$18.770	$16.728	$14.639	$16.291	$14.856	$11.326	$10.000	$-	$-
Accumulation unit value at end of period	$20.617	$16.746	$18.770	$16.728	$14.639	$16.291	$14.856	$11.326	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.572	$18.602	$16.604	$14.552	$16.219	$14.812	$11.309	$10.000	$-	$-
Accumulation unit value at end of period	$20.372	$16.572	$18.602	$16.604	$14.552	$16.219	$14.812	$11.309	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	16	13	12	10	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.400	$18.437	$16.481	$14.466	$16.147	$14.768	$11.293	$10.000	$-	$-
Accumulation unit value at end of period	$20.130	$16.400	$18.437	$16.481	$14.466	$16.147	$14.768	$11.293	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	3	3	2	1	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.286	$18.327	$16.399	$14.409	$16.099	$14.739	$11.282	$10.000	$-	$-
Accumulation unit value at end of period	$19.971	$16.286	$18.327	$16.399	$14.409	$16.099	$14.739	$11.282	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-157

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.173	$18.218	$16.318	$14.352	$16.052	$14.710	$11.271	$10.000	$-	$-
Accumulation unit value at end of period	$19.812	$16.173	$18.218	$16.318	$14.352	$16.052	$14.710	$11.271	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.949	$18.003	$16.157	$14.238	$15.957	$14.653	$11.249	$10.000	$-	$-
Accumulation unit value at end of period	$19.499	$15.949	$18.003	$16.157	$14.238	$15.957	$14.653	$11.249	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.728	$17.789	$15.997	$14.126	$15.862	$14.595	$11.228	$10.000	$-	$-
Accumulation unit value at end of period	$19.191	$15.728	$17.789	$15.997	$14.126	$15.862	$14.595	$11.228	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	4	2	1	1	-	-	-
Invesco Oppenheimer Global Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$144.620	$167.300	$122.800	$122.610	$118.018	$115.632	$91.212	$75.539	$82.731	$71.519
Accumulation unit value at end of period	$190.280	$144.620	$167.300	$122.800	$122.610	$118.018	$115.632	$91.212	$75.539	$82.731
Number of accumulation units outstanding at end of period (in thousands)	10	10	9	9	13	12	12	12	6	15
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.273	$20.012	$14.710	$14.709	$14.180	$13.914	$10.992	$9.117	$10.000	$8.658
Accumulation unit value at end of period	$22.691	$17.273	$20.012	$14.710	$14.709	$14.180	$13.914	$10.992	$9.117	$10.000
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.908	$19.629	$14.457	$14.485	$13.992	$13.757	$10.890	$9.050	$9.947	$8.629
Accumulation unit value at end of period	$22.167	$16.908	$19.629	$14.457	$14.485	$13.992	$13.757	$10.890	$9.050	$9.947
Number of accumulation units outstanding at end of period (in thousands)	74	82	95	109	163	168	-	-	76	65
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.285	$34.049	$25.116	$25.202	$24.380	$24.007	$19.032	$15.840	$17.436	$15.148
Accumulation unit value at end of period	$38.337	$29.285	$34.049	$25.116	$25.202	$24.380	$24.007	$19.032	$15.840	$17.436
Number of accumulation units outstanding at end of period (in thousands)	3	4	3	16	20	20	102	87	91	80

APP I-158

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.553	$33.248	$24.562	$24.683	$23.914	$23.583	$18.724	$17.581	$-	$-
Accumulation unit value at end of period	$37.323	$28.553	$33.248	$24.562	$24.683	$23.914	$23.583	$18.724	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	16	18	19	26	29	31	32	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.866	$17.328	$12.814	$12.890	$12.501	$12.341	$9.808	$8.183	$9.030	$7.865
Accumulation unit value at end of period	$19.413	$14.866	$17.328	$12.814	$12.890	$12.501	$12.341	$9.808	$8.183	$9.030
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	6	6	-	0	0	1	11
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.761	$32.391	$23.977	$24.143	$23.437	$23.159	$18.424	$15.388	$16.998	$14.819
Accumulation unit value at end of period	$36.215	$27.761	$32.391	$23.977	$24.143	$23.437	$23.159	$18.424	$15.388	$16.998
Number of accumulation units outstanding at end of period (in thousands)	11	11	21	23	23	16	20	60	65	68
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.358	$16.786	$12.450	$12.561	$12.219	$12.098	$9.644	$8.071	$8.933	$7.804
Accumulation unit value at end of period	$18.693	$14.358	$16.786	$12.450	$12.561	$12.219	$12.098	$9.644	$8.071	$8.933
Number of accumulation units outstanding at end of period (in thousands)	15	13	12	14	9	11	10	8	3	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.804	$30.228	$22.465	$22.711	$22.136	$21.961	$17.541	$14.710	$16.313	$14.279
Accumulation unit value at end of period	$33.527	$25.804	$30.228	$22.465	$22.711	$22.136	$21.961	$17.541	$14.710	$16.313
Number of accumulation units outstanding at end of period (in thousands)	13	13	15	20	20	29	33	31	31	28
Invesco Oppenheimer Global Strategic Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.285	$16.039	$15.099	$14.195	$14.537	$14.163	$14.227	$12.523	$12.414	$10.704
Accumulation unit value at end of period	$16.908	$15.285	$16.039	$15.099	$14.195	$14.537	$14.163	$14.227	$12.523	$12.414
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.984	$14.696	$13.855	$13.045	$13.380	$13.055	$13.133	$11.577	$11.494	$9.925
Accumulation unit value at end of period	$15.445	$13.984	$14.696	$13.855	$13.045	$13.380	$13.055	$13.133	$11.577	$11.494
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-159

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.689	$14.414	$13.617	$12.847	$13.202	$12.908	$13.011	$11.493	$11.433	$9.892
Accumulation unit value at end of period	$15.089	$13.689	$14.414	$13.617	$12.847	$13.202	$12.908	$13.011	$11.493	$11.433
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.431	$15.219	$14.399	$13.604	$14.002	$13.710	$13.841	$12.243	$12.198	$10.570
Accumulation unit value at end of period	$15.883	$14.431	$15.219	$14.399	$13.604	$14.002	$13.710	$13.841	$12.243	$12.198
Number of accumulation units outstanding at end of period (in thousands)	15	14	16	9	2	2	3	3	0	0
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.779	$16.665	$15.791	$14.942	$15.402	$15.103	$15.270	$14.899	$-	$-
Accumulation unit value at end of period	$17.341	$15.779	$16.665	$15.791	$14.942	$15.402	$15.103	$15.270	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.022	$14.824	$14.060	$13.318	$13.742	$13.488	$13.652	$12.106	$12.092	$10.504
Accumulation unit value at end of period	$15.394	$14.022	$14.824	$14.060	$13.318	$13.742	$13.488	$13.652	$12.106	$12.092
Number of accumulation units outstanding at end of period (in thousands)	5	4	6	19	16	11	1	1	2	1
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.387	$16.284	$15.461	$14.659	$15.140	$14.876	$15.071	$13.379	$13.376	$11.631
Accumulation unit value at end of period	$16.877	$15.387	$16.284	$15.461	$14.659	$15.140	$14.876	$15.071	$13.379	$13.376
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.546	$14.365	$13.665	$12.982	$13.435	$13.228	$13.428	$11.944	$11.965	$10.425
Accumulation unit value at end of period	$14.827	$13.546	$14.365	$13.665	$12.982	$13.435	$13.228	$13.428	$11.944	$11.965
Number of accumulation units outstanding at end of period (in thousands)	12	11	10	16	14	16	23	12	8	4
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.633	$15.549	$14.821	$14.109	$14.631	$14.433	$14.681	$13.084	$13.134	$11.467
Accumulation unit value at end of period	$15.986	$14.633	$15.549	$14.821	$14.109	$14.631	$14.433	$14.681	$13.084	$13.134
Number of accumulation units outstanding at end of period (in thousands)	12	12	10	17	15	13	13	18	11	9

APP I-160

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Oppenheimer Gold & Special Minerals Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$6.912	$7.958	$6.791	$4.566	$5.940	$7.020	$13.455	$14.809	$19.929	$12.899
Accumulation unit value at end of period	$10.116	$6.912	$7.958	$6.791	$4.566	$5.940	$7.020	$13.455	$14.809	$19.929
Number of accumulation units outstanding at end of period (in thousands)	8	10	12	-	-	-	9	8	6	6
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$5.670	$6.539	$5.588	$3.762	$4.902	$5.803	$11.139	$12.278	$16.547	$10.726
Accumulation unit value at end of period	$8.287	$5.670	$6.539	$5.588	$3.762	$4.902	$5.803	$11.139	$12.278	$16.547
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$5.550	$6.413	$5.492	$3.705	$4.838	$5.737	$11.035	$12.188	$16.459	$10.690
Accumulation unit value at end of period	$8.096	$5.550	$6.413	$5.492	$3.705	$4.838	$5.737	$11.035	$12.188	$16.459
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	14	15	12	9	6	5	3
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$6.522	$7.547	$6.472	$4.373	$5.718	$6.792	$13.084	$14.472	$19.573	$12.732
Accumulation unit value at end of period	$9.499	$6.522	$7.547	$6.472	$4.373	$5.718	$6.792	$13.084	$14.472	$19.573
Number of accumulation units outstanding at end of period (in thousands)	38	44	47	48	36	25	26	15	11	6
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$9.825	$11.387	$9.780	$6.618	$8.666	$10.309	$19.889	$23.354	$-	$-
Accumulation unit value at end of period	$14.288	$9.825	$11.387	$9.780	$6.618	$8.666	$10.309	$19.889	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	9	8	8	7	13	9	8	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$6.335	$7.350	$6.319	$4.280	$5.611	$6.681	$12.902	$14.306	$19.397	$12.649
Accumulation unit value at end of period	$9.204	$6.335	$7.350	$6.319	$4.280	$5.611	$6.681	$12.902	$14.306	$19.397
Number of accumulation units outstanding at end of period (in thousands)	21	16	16	18	16	15	15	16	11	10
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.581	$11.127	$9.575	$6.493	$8.519	$10.155	$19.630	$21.789	$29.573	$19.304
Accumulation unit value at end of period	$13.906	$9.581	$11.127	$9.575	$6.493	$8.519	$10.155	$19.630	$21.789	$29.573
Number of accumulation units outstanding at end of period (in thousands)	39	35	42	44	58	32	21	20	18	13

APP I-161

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$6.118	$7.120	$6.139	$4.171	$5.484	$6.550	$12.686	$14.110	$19.189	$12.550
Accumulation unit value at end of period	$8.862	$6.118	$7.120	$6.139	$4.171	$5.484	$6.550	$12.686	$14.110	$19.189
Number of accumulation units outstanding at end of period (in thousands)	27	37	36	42	33	35	23	25	22	20
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.112	$10.624	$9.180	$6.249	$8.233	$9.853	$19.123	$21.311	$29.040	$19.032
Accumulation unit value at end of period	$13.172	$9.112	$10.624	$9.180	$6.249	$8.233	$9.853	$19.123	$21.311	$29.040
Number of accumulation units outstanding at end of period (in thousands)	29	41	36	52	53	39	33	29	30	22
Invesco Oppenheimer International Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.770	$15.695	$14.156	$13.336	$13.853	$13.808	$14.450	$13.006	$13.042	$12.130
Accumulation unit value at end of period	$16.164	$14.770	$15.695	$14.156	$13.336	$13.853	$13.808	$14.450	$13.006	$13.042
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.792	$13.614	$12.297	$11.603	$12.071	$12.049	$12.629	$11.384	$11.432	$10.649
Accumulation unit value at end of period	$13.979	$12.792	$13.614	$12.297	$11.603	$12.071	$12.049	$12.629	$11.384	$11.432
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	9	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.266	$15.213	$13.769	$13.018	$13.569	$13.572	$14.254	$12.875	$12.955	$12.091
Accumulation unit value at end of period	$15.558	$14.266	$15.213	$13.769	$13.018	$13.569	$13.572	$14.254	$12.875	$12.955
Number of accumulation units outstanding at end of period (in thousands)	15	17	17	41	39	41	41	12	12	9
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.937	$14.884	$13.492	$12.775	$13.336	$13.359	$14.051	$12.710	$12.809	$11.973
Accumulation unit value at end of period	$15.177	$13.937	$14.884	$13.492	$12.775	$13.336	$13.359	$14.051	$12.710	$12.809
Number of accumulation units outstanding at end of period (in thousands)	79	81	85	86	106	84	75	88	93	77
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.676	$16.766	$15.221	$14.433	$15.090	$15.139	$15.946	$15.589	$-	$-
Accumulation unit value at end of period	$17.044	$15.676	$16.766	$15.221	$14.433	$15.090	$15.139	$15.946	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	15	14	26	20	52	65	85	-	-

APP I-162

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.538	$14.495	$13.172	$12.503	$13.085	$13.140	$13.855	$12.565	$12.694	$11.895
Accumulation unit value at end of period	$14.706	$13.538	$14.495	$13.172	$12.503	$13.085	$13.140	$13.855	$12.565	$12.694
Number of accumulation units outstanding at end of period (in thousands)	39	39	39	34	33	51	44	59	54	44
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.287	$16.383	$14.903	$14.159	$14.833	$14.911	$15.739	$14.287	$14.448	$13.552
Accumulation unit value at end of period	$16.588	$15.287	$16.383	$14.903	$14.159	$14.833	$14.911	$15.739	$14.287	$14.448
Number of accumulation units outstanding at end of period (in thousands)	17	15	17	22	27	24	29	37	47	44
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.075	$14.041	$12.798	$12.184	$12.790	$12.882	$13.624	$12.392	$12.557	$11.802
Accumulation unit value at end of period	$14.160	$13.075	$14.041	$12.798	$12.184	$12.790	$12.882	$13.624	$12.392	$12.557
Number of accumulation units outstanding at end of period (in thousands)	29	32	38	45	58	66	81	55	55	47
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.537	$15.643	$14.286	$13.628	$14.334	$14.467	$15.331	$13.972	$14.186	$13.360
Accumulation unit value at end of period	$15.712	$14.537	$15.643	$14.286	$13.628	$14.334	$14.467	$15.331	$13.972	$14.186
Number of accumulation units outstanding at end of period (in thousands)	40	45	51	64	68	75	83	113	120	104
Invesco Oppenheimer International Diversified Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.885	$18.603	$14.050	$13.962	$13.870	$14.796	$11.891	$10.000	$-	$-
Accumulation unit value at end of period	$19.793	$15.885	$18.603	$14.050	$13.962	$13.870	$14.796	$11.891	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.719	$18.437	$13.946	$13.879	$13.809	$14.752	$11.874	$10.000	$-	$-
Accumulation unit value at end of period	$19.558	$15.719	$18.437	$13.946	$13.879	$13.809	$14.752	$11.874	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.502	$18.219	$13.808	$13.770	$13.727	$14.694	$11.851	$10.000	$-	$-
Accumulation unit value at end of period	$19.248	$15.502	$18.219	$13.808	$13.770	$13.727	$14.694	$11.851	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-163

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.341	$18.057	$13.706	$13.688	$13.666	$14.651	$11.834	$10.000	$-	$-
Accumulation unit value at end of period	$19.020	$15.341	$18.057	$13.706	$13.688	$13.666	$14.651	$11.834	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	1	1	1	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.181	$17.896	$13.604	$13.607	$13.605	$14.608	$11.817	$10.000	$-	$-
Accumulation unit value at end of period	$18.794	$15.181	$17.896	$13.604	$13.607	$13.605	$14.608	$11.817	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.076	$17.790	$13.537	$13.553	$13.565	$14.579	$11.806	$10.000	$-	$-
Accumulation unit value at end of period	$18.645	$15.076	$17.790	$13.537	$13.553	$13.565	$14.579	$11.806	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.971	$17.684	$13.470	$13.499	$13.525	$14.551	$11.794	$10.000	$-	$-
Accumulation unit value at end of period	$18.497	$14.971	$17.684	$13.470	$13.499	$13.525	$14.551	$11.794	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	-	-	0	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.764	$17.474	$13.337	$13.392	$13.445	$14.494	$11.771	$10.000	$-	$-
Accumulation unit value at end of period	$18.204	$14.764	$17.474	$13.337	$13.392	$13.445	$14.494	$11.771	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	3	2	1	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$10.000	$-	$-
Accumulation unit value at end of period	$17.917	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	3	3	2	2	3	-	-	-
Invesco Oppenheimer International Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.352	$15.353	$12.127	$12.412	$12.032	$12.969	$10.366	$8.524	$9.236	$8.053
Accumulation unit value at end of period	$15.886	$12.352	$15.353	$12.127	$12.412	$12.032	$12.969	$10.366	$8.524	$9.236
Number of accumulation units outstanding at end of period (in thousands)	206	230	234	245	324	238	221	-	-	-

APP I-164

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.678	$15.782	$12.485	$12.797	$12.424	$13.411	$10.736	$8.841	$9.594	$8.377
Accumulation unit value at end of period	$16.280	$12.678	$15.782	$12.485	$12.797	$12.424	$13.411	$10.736	$8.841	$9.594
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.410	$15.480	$12.270	$12.602	$12.260	$13.260	$10.636	$8.776	$9.543	$8.350
Accumulation unit value at end of period	$15.905	$12.410	$15.480	$12.270	$12.602	$12.260	$13.260	$10.636	$8.776	$9.543
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	3	2	66	35	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.616	$14.511	$11.519	$11.849	$11.544	$12.505	$10.045	$8.301	$9.040	$7.921
Accumulation unit value at end of period	$14.865	$11.616	$14.511	$11.519	$11.849	$11.544	$12.505	$10.045	$8.301	$9.040
Number of accumulation units outstanding at end of period (in thousands)	13	19	16	16	16	22	17	1	1	0
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.945	$21.201	$16.855	$17.363	$16.941	$18.379	$14.786	$14.036	$-	$-
Accumulation unit value at end of period	$21.652	$16.945	$21.201	$16.855	$17.363	$16.941	$18.379	$14.786	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	4	4	3	6	6	5	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.322	$14.180	$11.284	$11.636	$11.365	$12.342	$9.939	$8.234	$8.989	$7.897
Accumulation unit value at end of period	$14.452	$11.322	$14.180	$11.284	$11.636	$11.365	$12.342	$9.939	$8.234	$8.989
Number of accumulation units outstanding at end of period (in thousands)	3	6	6	6	3	2	4	17	14	5
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.525	$20.717	$16.503	$17.035	$16.654	$18.104	$14.594	$12.102	$13.225	$11.630
Accumulation unit value at end of period	$21.073	$16.525	$20.717	$16.503	$17.035	$16.654	$18.104	$14.594	$12.102	$13.225
Number of accumulation units outstanding at end of period (in thousands)	6	4	7	6	4	4	2	2	2	8
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.934	$13.736	$10.964	$11.339	$11.109	$12.100	$9.773	$8.121	$8.892	$7.835
Accumulation unit value at end of period	$13.916	$10.934	$13.736	$10.964	$11.339	$11.109	$12.100	$9.773	$8.121	$8.892
Number of accumulation units outstanding at end of period (in thousands)	4	9	8	1	4	4	3	4	0	0

APP I-165

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.716	$19.782	$15.821	$16.396	$16.094	$17.565	$14.216	$11.836	$12.987	$11.466
Accumulation unit value at end of period	$19.961	$15.716	$19.782	$15.821	$16.396	$16.094	$17.565	$14.216	$11.836	$12.987
Number of accumulation units outstanding at end of period (in thousands)	10	10	14	18	13	10	11	14	11	8
Invesco Oppenheimer Main Street All Cap Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.914	$17.758	$15.299	$13.931	$14.125	$13.149	$10.178	$8.777	$9.042	$7.739
Accumulation unit value at end of period	$21.143	$15.914	$17.758	$15.299	$13.931	$14.125	$13.149	$10.178	$8.777	$9.042
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.450	$19.501	$16.825	$15.344	$15.581	$14.527	$11.261	$9.725	$10.034	$8.601
Accumulation unit value at end of period	$23.148	$17.450	$19.501	$16.825	$15.344	$15.581	$14.527	$11.261	$9.725	$10.034
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.933	$17.842	$15.425	$14.095	$14.341	$13.398	$10.406	$9.005	$9.310	$7.996
Accumulation unit value at end of period	$21.094	$15.933	$17.842	$15.425	$14.095	$14.341	$13.398	$10.406	$9.005	$9.310
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	4	4	4	18	15	14	12
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.017	$16.841	$14.581	$13.344	$13.598	$12.722	$9.896	$8.577	$8.880	$7.639
Accumulation unit value at end of period	$19.851	$15.017	$16.841	$14.581	$13.344	$13.598	$12.722	$9.896	$8.577	$8.880
Number of accumulation units outstanding at end of period (in thousands)	23	21	19	28	26	25	26	29	32	22
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.569	$20.856	$18.085	$16.575	$16.916	$15.850	$12.348	$12.476	$-	$-
Accumulation unit value at end of period	$24.510	$18.569	$20.856	$18.085	$16.575	$16.916	$15.850	$12.348	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.588	$16.401	$14.235	$13.060	$13.342	$12.514	$9.759	$8.479	$8.801	$7.589
Accumulation unit value at end of period	$19.235	$14.588	$16.401	$14.235	$13.060	$13.342	$12.514	$9.759	$8.479	$8.801
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	-	-	-	-	-	-	-
APP I-166

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.109	$20.380	$17.707	$16.261	$16.629	$15.612	$12.187	$10.599	$11.013	$9.506
Accumulation unit value at end of period	$23.855	$18.109	$20.380	$17.707	$16.261	$16.629	$15.612	$12.187	$10.599	$11.013
Number of accumulation units outstanding at end of period (in thousands)	22	21	20	19	17	16	15	15	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.088	$15.887	$13.831	$12.727	$13.041	$12.268	$9.596	$8.362	$8.706	$7.530
Accumulation unit value at end of period	$18.521	$14.088	$15.887	$13.831	$12.727	$13.041	$12.268	$9.596	$8.362	$8.706
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	3	3	-	1	1	4	3
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.222	$19.461	$16.976	$15.652	$16.070	$15.148	$11.872	$10.366	$10.814	$9.372
Accumulation unit value at end of period	$22.596	$17.222	$19.461	$16.976	$15.652	$16.070	$15.148	$11.872	$10.366	$10.814
Number of accumulation units outstanding at end of period (in thousands)	3	8	14	16	17	16	15	16	25	20
Invesco Oppenheimer Main Street Mid Cap Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.733	$19.070	$16.628	$14.661	$15.802	$14.075	$10.551	$9.036	$9.282	$7.537
Accumulation unit value at end of period	$22.113	$16.733	$19.070	$16.628	$14.661	$15.802	$14.075	$10.551	$9.036	$9.282
Number of accumulation units outstanding at end of period (in thousands)	18	24	29	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.695	$22.479	$19.630	$17.334	$18.711	$16.691	$12.531	$10.747	$11.056	$8.992
Accumulation unit value at end of period	$25.988	$19.695	$22.479	$19.630	$17.334	$18.711	$16.691	$12.531	$10.747	$11.056
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.223	$18.553	$16.234	$14.363	$15.536	$13.886	$10.446	$8.977	$9.254	$7.541
Accumulation unit value at end of period	$21.363	$16.223	$18.553	$16.234	$14.363	$15.536	$13.886	$10.446	$8.977	$9.254
Number of accumulation units outstanding at end of period (in thousands)	17	16	27	54	40	39	58	52	46	30
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.790	$18.085	$15.848	$14.043	$15.212	$13.617	$10.259	$8.830	$9.116	$7.439
Accumulation unit value at end of period	$20.762	$15.790	$18.085	$15.848	$14.043	$15.212	$13.617	$10.259	$8.830	$9.116
Number of accumulation units outstanding at end of period (in thousands)	39	44	44	34	43	25	23	24	19	10

APP I-167

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.565	$21.295	$18.689	$16.585	$17.993	$16.131	$12.171	$11.866	$-	$-
Accumulation unit value at end of period	$24.374	$18.565	$21.295	$18.689	$16.585	$17.993	$16.131	$12.171	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	9	8	17	16	29	39	37	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.338	$17.612	$15.472	$13.744	$14.926	$13.394	$10.116	$8.729	$9.034	$7.391
Accumulation unit value at end of period	$20.118	$15.338	$17.612	$15.472	$13.744	$14.926	$13.394	$10.116	$8.729	$9.034
Number of accumulation units outstanding at end of period (in thousands)	25	29	32	22	37	24	24	19	14	5
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.104	$20.809	$18.299	$16.271	$17.688	$15.889	$12.012	$10.375	$10.748	$8.802
Accumulation unit value at end of period	$23.721	$18.104	$20.809	$18.299	$16.271	$17.688	$15.889	$12.012	$10.375	$10.748
Number of accumulation units outstanding at end of period (in thousands)	7	5	4	7	12	11	10	6	5	18
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.813	$17.061	$15.033	$13.394	$14.589	$13.131	$9.948	$8.609	$8.936	$7.333
Accumulation unit value at end of period	$19.371	$14.813	$17.061	$15.033	$13.394	$14.589	$13.131	$9.948	$8.609	$8.936
Number of accumulation units outstanding at end of period (in thousands)	4	8	25	14	14	24	27	36	36	27
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.217	$19.869	$17.542	$15.661	$17.092	$15.415	$11.701	$10.147	$10.554	$8.678
Accumulation unit value at end of period	$22.469	$17.217	$19.869	$17.542	$15.661	$17.092	$15.415	$11.701	$10.147	$10.554
Number of accumulation units outstanding at end of period (in thousands)	14	13	15	19	19	20	19	26	28	30
Invesco Oppenheimer Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.609	$20.265	$17.888	$14.872	$15.995	$14.467	$10.501	$9.591	$10.372	$8.604
Accumulation unit value at end of period	$21.248	$16.609	$20.265	$17.888	$14.872	$15.995	$14.467	$10.501	$9.591	$10.372
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$33.728	$41.214	$36.435	$30.338	$32.677	$29.599	$21.517	$19.683	$21.316	$17.710
Accumulation unit value at end of period	$43.084	$33.728	$41.214	$36.435	$30.338	$32.677	$29.599	$21.517	$19.683	$21.316
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-168

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.956	$15.863	$14.052	$11.724	$12.653	$11.484	$8.365	$7.667	$8.320	$6.926
Accumulation unit value at end of period	$16.517	$12.956	$15.863	$14.052	$11.724	$12.653	$11.484	$8.365	$7.667	$8.320
Number of accumulation units outstanding at end of period (in thousands)	1	1	10	11	12	13	20	27	29	28
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.320	$15.108	$13.402	$11.199	$12.105	$11.003	$8.027	$7.368	$8.008	$6.676
Accumulation unit value at end of period	$15.683	$12.320	$15.108	$13.402	$11.199	$12.105	$11.003	$8.027	$7.368	$8.008
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	4	6	7	9	12	14
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.713	$20.526	$18.236	$15.261	$16.520	$15.039	$10.987	$10.479	$-	$-
Accumulation unit value at end of period	$21.243	$16.713	$20.526	$18.236	$15.261	$16.520	$15.039	$10.987	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	3	3	2	2	24	28	26	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.361	$18.884	$16.794	$14.068	$15.244	$13.891	$10.159	$9.349	$10.185	$8.513
Accumulation unit value at end of period	$19.504	$15.361	$18.884	$16.794	$14.068	$15.244	$13.891	$10.159	$9.349	$10.185
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	4	4	2	0	12	13
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.299	$20.057	$17.856	$14.972	$16.240	$14.813	$10.844	$9.989	$10.894	$9.115
Accumulation unit value at end of period	$20.675	$16.299	$20.057	$17.856	$14.972	$16.240	$14.813	$10.844	$9.989	$10.894
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	5	5	5	3	4	4	32
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.888	$18.358	$16.376	$13.758	$14.953	$13.667	$10.025	$9.253	$10.112	$8.477
Accumulation unit value at end of period	$18.848	$14.888	$18.358	$16.376	$13.758	$14.953	$13.667	$10.025	$9.253	$10.112
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	3	0	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.501	$19.152	$17.118	$14.411	$15.694	$14.373	$10.564	$9.770	$10.698	$8.986
Accumulation unit value at end of period	$19.584	$15.501	$19.152	$17.118	$14.411	$15.694	$14.373	$10.564	$9.770	$10.698
Number of accumulation units outstanding at end of period (in thousands)	7	7	9	12	12	9	8	14	11	16

APP I-169

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Oppenheimer Real Estate Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.064	$16.019	$15.394	$14.513	$14.175	$10.787	$10.490	$9.070	$8.389	$6.596
Accumulation unit value at end of period	$18.970	$15.064	$16.019	$15.394	$14.513	$14.175	$10.787	$10.490	$9.070	$8.389
Number of accumulation units outstanding at end of period (in thousands)	7	21	22	24	25	26	24	6	4	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.760	$17.849	$17.178	$16.220	$15.865	$12.092	$11.776	$10.198	$9.446	$7.439
Accumulation unit value at end of period	$21.073	$16.760	$17.849	$17.178	$16.220	$15.865	$12.092	$11.776	$10.198	$9.446
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.463	$15.434	$14.883	$14.081	$13.801	$10.540	$10.284	$8.924	$8.283	$6.536
Accumulation unit value at end of period	$18.149	$14.463	$15.434	$14.883	$14.081	$13.801	$10.540	$10.284	$8.924	$8.283
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	9	2	7	2	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.994	$16.024	$15.476	$14.663	$14.393	$11.009	$10.758	$9.349	$8.691	$6.868
Accumulation unit value at end of period	$18.787	$14.994	$16.024	$15.476	$14.663	$14.393	$11.009	$10.758	$9.349	$8.691
Number of accumulation units outstanding at end of period (in thousands)	3	22	22	24	21	28	14	16	16	19
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.966	$14.949	$14.459	$13.720	$13.488	$10.332	$10.112	$9.815	$-	$-
Accumulation unit value at end of period	$17.473	$13.966	$14.949	$14.459	$13.720	$13.488	$10.332	$10.112	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	13	14	15	14	17	26	21	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.447	$15.480	$14.987	$14.236	$14.008	$10.741	$10.523	$9.168	$8.543	$6.768
Accumulation unit value at end of period	$18.057	$14.447	$15.480	$14.987	$14.236	$14.008	$10.741	$10.523	$9.168	$8.543
Number of accumulation units outstanding at end of period (in thousands)	6	4	3	3	4	4	10	6	1	1
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.645	$14.635	$14.183	$13.485	$13.283	$10.195	$9.998	$8.719	$8.133	$6.450
Accumulation unit value at end of period	$17.037	$13.645	$14.635	$14.183	$13.485	$13.283	$10.195	$9.998	$8.719	$8.133
Number of accumulation units outstanding at end of period (in thousands)	2	1	7	8	6	4	4	1	0	-

APP I-170

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.953	$14.995	$14.561	$13.873	$13.692	$10.530	$10.347	$9.042	$8.451	$6.715
Accumulation unit value at end of period	$17.387	$13.953	$14.995	$14.561	$13.873	$13.692	$10.530	$10.347	$9.042	$8.451
Number of accumulation units outstanding at end of period (in thousands)	13	16	17	9	10	6	6	3	1	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.024	$14.025	$13.647	$13.027	$12.883	$9.928	$9.775	$8.559	$8.016	$6.382
Accumulation unit value at end of period	$16.197	$13.024	$14.025	$13.647	$13.027	$12.883	$9.928	$9.775	$8.559	$8.016
Number of accumulation units outstanding at end of period (in thousands)	16	11	14	29	32	33	23	21	13	9
Invesco Oppenheimer Rising Dividends Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.332	$16.402	$14.047	$13.438	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.864	$15.332	$16.402	$14.047	$13.438	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.195	$16.281	$13.964	$13.379	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.658	$15.195	$16.281	$13.964	$13.379	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.016	$16.120	$13.854	$13.300	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.387	$15.016	$16.120	$13.854	$13.300	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.882	$16.001	$13.772	$13.241	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.186	$14.882	$16.001	$13.772	$13.241	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.750	$15.883	$13.691	$13.183	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.987	$14.750	$15.883	$13.691	$13.183	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-171

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.662	$15.805	$13.637	$13.144	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.855	$14.662	$15.805	$13.637	$13.144	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.575	$15.727	$13.583	$13.105	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.725	$14.575	$15.727	$13.583	$13.105	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.403	$15.572	$13.476	$13.028	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.466	$14.403	$15.572	$13.476	$13.028	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.232	$15.418	$13.370	$12.951	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.211	$14.232	$15.418	$13.370	$12.951	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	1	1	-	-	-	-	-
Invesco Real Estate Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.026	$27.588	$25.442	$24.048	$23.641	$18.453	$18.128	$15.554	$14.458	$11.775
Accumulation unit value at end of period	$33.255	$26.026	$27.588	$25.442	$24.048	$23.641	$18.453	$18.128	$15.554	$14.458
Number of accumulation units outstanding at end of period (in thousands)	10	16	23	11	23	26	28	43	25	24
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.598	$17.621	$16.275	$15.406	$15.168	$11.857	$11.666	$10.025	$9.332	$7.612
Accumulation unit value at end of period	$21.177	$16.598	$17.621	$16.275	$15.406	$15.168	$11.857	$11.666	$10.025	$9.332
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	4	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$43.488	$46.261	$42.812	$40.606	$40.059	$31.377	$30.934	$26.634	$24.845	$20.304
Accumulation unit value at end of period	$55.373	$43.488	$46.261	$42.812	$40.606	$40.059	$31.377	$30.934	$26.634	$24.845
Number of accumulation units outstanding at end of period (in thousands)	11	12	13	22	28	30	27	30	29	19

APP I-172

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$42.466	$45.242	$41.932	$39.831	$39.354	$30.871	$30.480	$26.283	$24.554	$20.096
Accumulation unit value at end of period	$53.991	$42.466	$45.242	$41.932	$39.831	$39.354	$30.871	$30.480	$26.283	$24.554
Number of accumulation units outstanding at end of period (in thousands)	18	17	18	18	18	14	25	24	25	18
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$31.136	$33.222	$30.837	$29.336	$29.028	$22.805	$22.550	$21.942	$-	$-
Accumulation unit value at end of period	$39.527	$31.136	$33.222	$30.837	$29.336	$29.028	$22.805	$22.550	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	5	6	5	10	10	9	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.349	$15.325	$14.240	$13.560	$13.431	$10.562	$10.455	$9.038	$8.464	$6.945
Accumulation unit value at end of period	$18.198	$14.349	$15.325	$14.240	$13.560	$13.431	$10.562	$10.455	$9.038	$8.464
Number of accumulation units outstanding at end of period (in thousands)	4	6	9	13	12	12	12	14	13	19
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$40.175	$42.952	$39.949	$38.080	$37.755	$29.720	$29.447	$25.481	$23.889	$19.620
Accumulation unit value at end of period	$50.899	$40.175	$42.952	$39.949	$38.080	$37.755	$29.720	$29.447	$25.481	$23.889
Number of accumulation units outstanding at end of period (in thousands)	10	11	11	15	17	16	17	17	22	22
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.858	$14.845	$13.835	$13.214	$13.128	$10.355	$10.280	$8.914	$8.373	$6.891
Accumulation unit value at end of period	$17.522	$13.858	$14.845	$13.835	$13.214	$13.128	$10.355	$10.280	$8.914	$8.373
Number of accumulation units outstanding at end of period (in thousands)	10	11	15	20	21	23	18	18	28	19
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$37.707	$40.476	$37.796	$36.172	$36.007	$28.458	$28.309	$24.595	$23.150	$19.090
Accumulation unit value at end of period	$47.582	$37.707	$40.476	$37.796	$36.172	$36.007	$28.458	$28.309	$24.595	$23.150
Number of accumulation units outstanding at end of period (in thousands)	14	15	16	22	23	25	24	25	30	20
Invesco Small Cap Discovery Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.883	$21.006	$16.920	$16.348	$16.460	$15.966	$11.631	$9.961	$10.309	$8.320
Accumulation unit value at end of period	$25.556	$19.883	$21.006	$16.920	$16.348	$16.460	$15.966	$11.631	$9.961	$10.309
Number of accumulation units outstanding at end of period (in thousands)	5	10	9	5	-	-	0	0	0	0

APP I-173

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.654	$20.795	$16.775	$16.233	$16.369	$15.901	$11.601	$9.950	$10.313	$8.336
Accumulation unit value at end of period	$25.224	$19.654	$20.795	$16.775	$16.233	$16.369	$15.901	$11.601	$9.950	$10.313
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	5	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.461	$20.632	$16.677	$16.170	$16.338	$15.903	$11.626	$9.991	$10.377	$8.404
Accumulation unit value at end of period	$24.927	$19.461	$20.632	$16.677	$16.170	$16.338	$15.903	$11.626	$9.991	$10.377
Number of accumulation units outstanding at end of period (in thousands)	-	-	12	13	12	3	11	11	11	11
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.762	$19.921	$16.126	$15.660	$15.846	$15.447	$11.309	$9.734	$10.125	$8.212
Accumulation unit value at end of period	$23.995	$18.762	$19.921	$16.126	$15.660	$15.846	$15.447	$11.309	$9.734	$10.125
Number of accumulation units outstanding at end of period (in thousands)	19	24	24	27	45	50	57	57	34	21
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.614	$22.985	$18.634	$18.122	$18.365	$17.929	$13.146	$12.998	$-	$-
Accumulation unit value at end of period	$27.601	$21.614	$22.985	$18.634	$18.122	$18.365	$17.929	$13.146	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	7	6	10	6	17	18	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.225	$19.400	$15.744	$15.326	$15.548	$15.194	$11.152	$9.622	$10.034	$8.159
Accumulation unit value at end of period	$23.251	$18.225	$19.400	$15.744	$15.326	$15.548	$15.194	$11.152	$9.622	$10.034
Number of accumulation units outstanding at end of period (in thousands)	17	17	14	13	15	4	5	5	21	20
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.078	$22.459	$18.245	$17.778	$18.053	$17.660	$12.975	$11.207	$11.697	$9.521
Accumulation unit value at end of period	$26.863	$21.078	$22.459	$18.245	$17.778	$18.053	$17.660	$12.975	$11.207	$11.697
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	2	3	3	5	3	11	15
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.601	$18.793	$15.297	$14.936	$15.197	$14.896	$10.966	$9.490	$9.926	$8.095
Accumulation unit value at end of period	$22.388	$17.601	$18.793	$15.297	$14.936	$15.197	$14.896	$10.966	$9.490	$9.926
Number of accumulation units outstanding at end of period (in thousands)	7	8	9	13	12	36	20	19	13	9

APP I-174

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.045	$21.445	$17.490	$17.111	$17.445	$17.134	$12.639	$10.960	$11.486	$9.386
Accumulation unit value at end of period	$25.444	$20.045	$21.445	$17.490	$17.111	$17.445	$17.134	$12.639	$10.960	$11.486
Number of accumulation units outstanding at end of period (in thousands)	11	11	11	18	19	21	20	23	25	29
Invesco Small Cap Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.464	$19.406	$17.086	$15.294	$16.204	$15.860	$11.604	$10.223	$10.265	$-
Accumulation unit value at end of period	$20.765	$16.464	$19.406	$17.086	$15.294	$16.204	$15.860	$11.604	$10.223	$-
Number of accumulation units outstanding at end of period (in thousands)	16	19	20	18	24	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.489	$20.645	$18.204	$16.319	$17.316	$16.974	$12.438	$10.974	$11.036	$-
Accumulation unit value at end of period	$22.025	$17.489	$20.645	$18.204	$16.319	$17.316	$16.974	$12.438	$10.974	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.120	$20.250	$17.891	$16.071	$17.087	$16.783	$12.322	$10.894	$10.977	$-
Accumulation unit value at end of period	$21.517	$17.120	$20.250	$17.891	$16.071	$17.087	$16.783	$12.322	$10.894	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	12	1	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.535	$18.404	$16.284	$14.649	$15.599	$15.344	$11.283	$9.990	$10.082	$-
Accumulation unit value at end of period	$19.496	$15.535	$18.404	$16.284	$14.649	$15.599	$15.344	$11.283	$9.990	$-
Number of accumulation units outstanding at end of period (in thousands)	7	20	24	20	19	25	24	16	14	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.568	$22.030	$19.522	$17.588	$18.756	$18.478	$13.607	$13.269	$-	$-
Accumulation unit value at end of period	$23.267	$18.568	$22.030	$19.522	$17.588	$18.756	$18.478	$13.607	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.091	$17.922	$15.898	$14.337	$15.305	$15.093	$11.126	$9.876	$9.991	$-
Accumulation unit value at end of period	$18.891	$15.091	$17.922	$15.898	$14.337	$15.305	$15.093	$11.126	$9.876	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	10	9	7	7	16	7	-
APP I-175

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.108	$21.527	$19.114	$17.255	$18.438	$18.201	$13.430	$11.933	$12.085	$-
Accumulation unit value at end of period	$22.645	$18.108	$21.527	$19.114	$17.255	$18.438	$18.201	$13.430	$11.933	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.574	$17.361	$15.446	$13.972	$14.959	$14.797	$10.940	$9.740	$9.883	$-
Accumulation unit value at end of period	$18.189	$14.574	$17.361	$15.446	$13.972	$14.959	$14.797	$10.940	$9.740	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	4	3	5	5	5	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.221	$20.555	$18.325	$16.608	$17.818	$17.659	$13.082	$11.671	$11.866	$-
Accumulation unit value at end of period	$21.450	$17.221	$20.555	$18.325	$16.608	$17.818	$17.659	$13.082	$11.671	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	7	8	7	6	6	7	10	-
Invesco Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$47.087	$51.750	$41.430	$37.223	$37.920	$35.220	$25.174	$21.271	$21.545	$17.061
Accumulation unit value at end of period	$58.520	$47.087	$51.750	$41.430	$37.223	$37.920	$35.220	$25.174	$21.271	$21.545
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$46.399	$51.070	$40.947	$36.844	$37.591	$34.966	$25.030	$21.181	$21.486	$17.040
Accumulation unit value at end of period	$57.578	$46.399	$51.070	$40.947	$36.844	$37.591	$34.966	$25.030	$21.181	$21.486
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$45.496	$50.178	$40.311	$36.345	$37.155	$34.631	$24.840	$21.062	$21.408	$17.012
Accumulation unit value at end of period	$56.345	$45.496	$50.178	$40.311	$36.345	$37.155	$34.631	$24.840	$21.062	$21.408
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$44.831	$49.519	$39.841	$35.975	$36.832	$34.381	$24.698	$20.973	$21.350	$16.991
Accumulation unit value at end of period	$55.438	$44.831	$49.519	$39.841	$35.975	$36.832	$34.381	$24.698	$20.973	$21.350
Number of accumulation units outstanding at end of period (in thousands)	2	7	5	9	1	-	6	5	-	-

APP I-176

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$44.175	$48.868	$39.377	$35.609	$36.512	$34.133	$24.556	$23.723	$-	$-
Accumulation unit value at end of period	$54.545	$44.175	$48.868	$39.377	$35.609	$36.512	$34.133	$24.556	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$43.743	$48.439	$39.070	$35.367	$36.300	$33.969	$24.463	$20.826	$21.253	$16.956
Accumulation unit value at end of period	$53.958	$43.743	$48.439	$39.070	$35.367	$36.300	$33.969	$24.463	$20.826	$21.253
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$43.316	$48.014	$38.766	$35.126	$36.090	$33.806	$24.369	$20.767	$21.214	$16.942
Accumulation unit value at end of period	$53.378	$43.316	$48.014	$38.766	$35.126	$36.090	$33.806	$24.369	$20.767	$21.214
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	1	0	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$42.473	$47.175	$38.164	$34.650	$35.672	$33.481	$24.184	$20.650	$21.137	$16.914
Accumulation unit value at end of period	$52.235	$42.473	$47.175	$38.164	$34.650	$35.672	$33.481	$24.184	$20.650	$21.137
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	2	1	1	0	1	1	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$41.647	$46.351	$37.572	$34.181	$35.259	$33.160	$24.000	$20.534	$21.060	$16.887
Accumulation unit value at end of period	$51.116	$41.647	$46.351	$37.572	$34.181	$35.259	$33.160	$24.000	$20.534	$21.060
Number of accumulation units outstanding at end of period (in thousands)	7	5	5	5	4	2	3	2	2	1
Invesco Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.649	$51.732	$43.735	$36.979	$40.558	$37.855	$26.241	$21.421	$23.334	$18.015
Accumulation unit value at end of period	$51.038	$38.649	$51.732	$43.735	$36.979	$40.558	$37.855	$26.241	$21.421	$23.334
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	1	10	10	12	14	18	15
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$38.084	$51.052	$43.226	$36.603	$40.206	$37.583	$26.091	$21.331	$23.270	$17.993
Accumulation unit value at end of period	$50.216	$38.084	$51.052	$43.226	$36.603	$40.206	$37.583	$26.091	$21.331	$23.270
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	4	1	1	2	-

APP I-177

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$37.343	$50.160	$42.555	$36.107	$39.740	$37.222	$25.892	$21.211	$23.186	$17.963
Accumulation unit value at end of period	$49.141	$37.343	$50.160	$42.555	$36.107	$39.740	$37.222	$25.892	$21.211	$23.186
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	3	3	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.797	$49.501	$42.059	$35.739	$39.395	$36.954	$25.744	$21.121	$23.122	$17.941
Accumulation unit value at end of period	$48.349	$36.797	$49.501	$42.059	$35.739	$39.395	$36.954	$25.744	$21.121	$23.122
Number of accumulation units outstanding at end of period (in thousands)	8	13	11	9	8	9	8	4	2	0
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$36.259	$48.851	$41.568	$35.375	$39.053	$36.688	$25.597	$24.226	$-	$-
Accumulation unit value at end of period	$47.571	$36.259	$48.851	$41.568	$35.375	$39.053	$36.688	$25.597	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	1	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$35.904	$48.422	$41.245	$35.135	$38.826	$36.511	$25.500	$20.973	$23.017	$17.904
Accumulation unit value at end of period	$47.059	$35.904	$48.422	$41.245	$35.135	$38.826	$36.511	$25.500	$20.973	$23.017
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	2	2	1	7	7	7	2
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$35.553	$47.997	$40.923	$34.896	$38.601	$36.336	$25.402	$20.914	$22.975	$17.889
Accumulation unit value at end of period	$46.553	$35.553	$47.997	$40.923	$34.896	$38.601	$36.336	$25.402	$20.914	$22.975
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	-	0	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.862	$47.159	$40.289	$34.423	$38.154	$35.987	$25.209	$20.796	$22.892	$17.860
Accumulation unit value at end of period	$45.556	$34.862	$47.159	$40.289	$34.423	$38.154	$35.987	$25.209	$20.796	$22.892
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	3	3	2	1	0	2	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.184	$46.334	$39.663	$33.957	$37.712	$35.642	$25.017	$20.679	$22.809	$17.831
Accumulation unit value at end of period	$44.580	$34.184	$46.334	$39.663	$33.957	$37.712	$35.642	$25.017	$20.679	$22.809
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	11	10	8	8	5	3	2

APP I-178

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Ivy Asset Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.227	$18.219	$15.381	$16.261	$17.759	$18.695	$15.038	$12.601	$13.648	$12.434
Accumulation unit value at end of period	$20.968	$17.227	$18.219	$15.381	$16.261	$17.759	$18.695	$15.038	$12.601	$13.648
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	12	12	17	16	15	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.975	$17.980	$15.201	$16.095	$17.604	$18.561	$14.952	$12.548	$13.611	$12.419
Accumulation unit value at end of period	$20.631	$16.975	$17.980	$15.201	$16.095	$17.604	$18.561	$14.952	$12.548	$13.611
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.644	$17.666	$14.966	$15.877	$17.401	$18.382	$14.839	$12.477	$13.561	$12.398
Accumulation unit value at end of period	$20.189	$16.644	$17.666	$14.966	$15.877	$17.401	$18.382	$14.839	$12.477	$13.561
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	17	14
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.401	$17.434	$14.791	$15.715	$17.249	$18.250	$14.754	$12.425	$13.524	$12.383
Accumulation unit value at end of period	$19.864	$16.401	$17.434	$14.791	$15.715	$17.249	$18.250	$14.754	$12.425	$13.524
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	18	18	23	20	18	16	0
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.161	$17.204	$14.618	$15.555	$17.099	$18.118	$14.669	$14.051	$-	$-
Accumulation unit value at end of period	$19.544	$16.161	$17.204	$14.618	$15.555	$17.099	$18.118	$14.669	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.003	$17.053	$14.505	$15.450	$17.000	$18.031	$14.613	$12.337	$13.463	$12.358
Accumulation unit value at end of period	$19.333	$16.003	$17.053	$14.505	$15.450	$17.000	$18.031	$14.613	$12.337	$13.463
Number of accumulation units outstanding at end of period (in thousands)	1	9	9	33	35	25	28	23	23	34
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.847	$16.904	$14.392	$15.345	$16.901	$17.945	$14.558	$12.302	$13.438	$12.347
Accumulation unit value at end of period	$19.125	$15.847	$16.904	$14.392	$15.345	$16.901	$17.945	$14.558	$12.302	$13.438
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	2	2	0	0	0	-

APP I-179

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.538	$16.608	$14.168	$15.137	$16.706	$17.772	$14.447	$12.233	$13.389	$12.327
Accumulation unit value at end of period	$18.716	$15.538	$16.608	$14.168	$15.137	$16.706	$17.772	$14.447	$12.233	$13.389
Number of accumulation units outstanding at end of period (in thousands)	2	4	4	10	8	17	13	7	5	3
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.236	$16.318	$13.948	$14.931	$16.512	$17.602	$14.337	$12.164	$13.341	$12.307
Accumulation unit value at end of period	$18.315	$15.236	$16.318	$13.948	$14.931	$16.512	$17.602	$14.337	$12.164	$13.341
Number of accumulation units outstanding at end of period (in thousands)	16	15	14	19	23	24	24	30	20	7
Ivy Large Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.836	$25.295	$19.585	$19.354	$18.104	$16.250	$11.978	$10.834	$10.616	$9.302
Accumulation unit value at end of period	$35.257	$25.836	$25.295	$19.585	$19.354	$18.104	$16.250	$11.978	$10.834	$10.616
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	41	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.065	$22.616	$17.537	$17.356	$16.259	$14.616	$10.790	$9.774	$9.592	$8.417
Accumulation unit value at end of period	$31.429	$23.065	$22.616	$17.537	$17.356	$16.259	$14.616	$10.790	$9.774	$9.592
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.578	$22.183	$17.236	$17.091	$16.044	$14.451	$10.689	$9.702	$9.541	$8.389
Accumulation unit value at end of period	$30.703	$22.578	$22.183	$17.236	$17.091	$16.044	$14.451	$10.689	$9.702	$9.541
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	1	1	-	39	31
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.379	$23.989	$18.667	$18.538	$17.428	$15.721	$11.647	$10.587	$10.426	$9.182
Accumulation unit value at end of period	$33.103	$24.379	$23.989	$18.667	$18.538	$17.428	$15.721	$11.647	$10.587	$10.426
Number of accumulation units outstanding at end of period (in thousands)	11	10	10	13	10	11	16	45	40	32
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.936	$27.530	$21.455	$21.339	$20.091	$18.151	$13.466	$13.635	$-	$-
Accumulation unit value at end of period	$37.876	$27.936	$27.530	$21.455	$21.339	$20.091	$18.151	$13.466	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-180

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.682	$23.362	$18.224	$18.144	$17.100	$15.464	$11.484	$10.466	$10.332	$9.122
Accumulation unit value at end of period	$32.076	$23.682	$23.362	$18.224	$18.144	$17.100	$15.464	$11.484	$10.466	$10.332
Number of accumulation units outstanding at end of period (in thousands)	2	11	10	11	12	16	16	15	14	1
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.244	$26.902	$21.007	$20.935	$19.751	$17.879	$13.291	$12.124	$11.982	$10.589
Accumulation unit value at end of period	$36.864	$27.244	$26.902	$21.007	$20.935	$19.751	$17.879	$13.291	$12.124	$11.982
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	0	0
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.872	$22.630	$17.706	$17.681	$16.714	$15.160	$11.293	$10.322	$10.221	$9.051
Accumulation unit value at end of period	$30.886	$22.872	$22.630	$17.706	$17.681	$16.714	$15.160	$11.293	$10.322	$10.221
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	5	4	4	8	7	5	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.910	$25.688	$20.139	$20.150	$19.086	$17.347	$12.947	$11.858	$11.766	$10.439
Accumulation unit value at end of period	$34.919	$25.910	$25.688	$20.139	$20.150	$19.086	$17.347	$12.947	$11.858	$11.766
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	3	2	3	3	3	3	3
Ivy Natural Resources Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$5.399	$7.064	$6.844	$5.514	$7.087	$8.161	$7.543	$7.506	$9.549	$8.148
Accumulation unit value at end of period	$5.920	$5.399	$7.064	$6.844	$5.514	$7.087	$8.161	$7.543	$7.506	$9.549
Number of accumulation units outstanding at end of period (in thousands)	4	12	14	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$4.321	$5.661	$5.493	$4.432	$5.705	$6.580	$6.091	$6.070	$7.733	$6.609
Accumulation unit value at end of period	$4.730	$4.321	$5.661	$5.493	$4.432	$5.705	$6.580	$6.091	$6.070	$7.733
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$4.308	$5.657	$5.500	$4.446	$5.735	$6.627	$6.147	$6.138	$7.836	$6.710
Accumulation unit value at end of period	$4.708	$4.308	$5.657	$5.500	$4.446	$5.735	$6.627	$6.147	$6.138	$7.836
Number of accumulation units outstanding at end of period (in thousands)	10	10	14	35	35	36	79	52	45	43

APP I-181

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$5.094	$6.699	$6.523	$5.281	$6.822	$7.895	$7.334	$7.335	$9.378	$8.042
Accumulation unit value at end of period	$5.558	$5.094	$6.699	$6.523	$5.281	$6.822	$7.895	$7.334	$7.335	$9.378
Number of accumulation units outstanding at end of period (in thousands)	54	57	52	50	60	56	45	60	67	54
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$7.104	$9.355	$9.123	$7.397	$9.570	$11.092	$10.319	$10.262	$-	$-
Accumulation unit value at end of period	$7.739	$7.104	$9.355	$9.123	$7.397	$9.570	$11.092	$10.319	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	3	12	13	10	11	10	6	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$4.949	$6.523	$6.368	$5.169	$6.694	$7.766	$7.232	$7.251	$9.293	$7.990
Accumulation unit value at end of period	$5.386	$4.949	$6.523	$6.368	$5.169	$6.694	$7.766	$7.232	$7.251	$9.293
Number of accumulation units outstanding at end of period (in thousands)	14	14	15	11	17	24	22	16	27	19
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$6.927	$9.141	$8.932	$7.257	$9.408	$10.926	$10.185	$10.222	$13.114	$11.286
Accumulation unit value at end of period	$7.532	$6.927	$9.141	$8.932	$7.257	$9.408	$10.926	$10.185	$10.222	$13.114
Number of accumulation units outstanding at end of period (in thousands)	19	20	24	21	21	24	25	23	20	19
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$4.779	$6.319	$6.187	$5.037	$6.542	$7.613	$7.111	$7.151	$9.193	$7.927
Accumulation unit value at end of period	$5.186	$4.779	$6.319	$6.187	$5.037	$6.542	$7.613	$7.111	$7.151	$9.193
Number of accumulation units outstanding at end of period (in thousands)	12	10	8	14	15	12	12	16	12	17
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$6.588	$8.728	$8.563	$6.985	$9.091	$10.601	$9.921	$9.997	$12.878	$11.126
Accumulation unit value at end of period	$7.134	$6.588	$8.728	$8.563	$6.985	$9.091	$10.601	$9.921	$9.997	$12.878
Number of accumulation units outstanding at end of period (in thousands)	41	45	48	65	59	60	59	56	60	41
Ivy Science & Technology Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$31.139	$32.814	$24.707	$24.285	$25.066	$24.024	$15.797	$10.632	$10.640	$11.727
Accumulation unit value at end of period	$46.776	$31.139	$32.814	$24.707	$24.285	$25.066	$24.024	$15.797	$10.632	$10.640
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	6	1	2	1

APP I-182

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$27.588	$29.116	$21.956	$21.612	$22.341	$21.444	$14.122	$11.169	$11.667	$10.531
Accumulation unit value at end of period	$41.380	$27.588	$29.116	$21.956	$21.612	$22.341	$21.444	$14.122	$11.169	$11.667
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	2	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.896	$31.615	$23.888	$23.561	$24.404	$23.472	$15.488	$12.274	$12.847	$11.619
Accumulation unit value at end of period	$44.752	$29.896	$31.615	$23.888	$23.561	$24.404	$23.472	$15.488	$12.274	$12.847
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.379	$31.114	$23.545	$23.258	$24.126	$23.239	$15.358	$12.189	$12.777	$11.573
Accumulation unit value at end of period	$43.911	$29.379	$31.114	$23.545	$23.258	$24.126	$23.239	$15.358	$12.189	$12.777
Number of accumulation units outstanding at end of period (in thousands)	15	16	15	18	20	20	17	6	6	1
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.870	$30.622	$23.207	$22.958	$23.851	$23.009	$15.228	$14.898	$-	$-
Accumulation unit value at end of period	$43.086	$28.870	$30.622	$23.207	$22.958	$23.851	$23.009	$15.228	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	14	13	11	10	9	5	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$27.367	$29.057	$22.043	$21.829	$22.701	$21.921	$14.523	$11.555	$12.142	$11.026
Accumulation unit value at end of period	$40.803	$27.367	$29.057	$22.043	$21.829	$22.701	$21.921	$14.523	$11.555	$12.142
Number of accumulation units outstanding at end of period (in thousands)	7	6	4	4	3	4	4	4	3	5
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.206	$29.977	$22.764	$22.565	$23.490	$22.705	$15.057	$11.992	$12.615	$11.467
Accumulation unit value at end of period	$42.011	$28.206	$29.977	$22.764	$22.565	$23.490	$22.705	$15.057	$11.992	$12.615
Number of accumulation units outstanding at end of period (in thousands)	4	3	4	3	3	3	3	1	0	0
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.431	$28.148	$21.417	$21.272	$22.188	$21.491	$14.280	$11.396	$12.012	$10.940
Accumulation unit value at end of period	$39.289	$26.431	$28.148	$21.417	$21.272	$22.188	$21.491	$14.280	$11.396	$12.012
Number of accumulation units outstanding at end of period (in thousands)	6	5	7	6	8	9	8	1	1	1

APP I-183

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.922	$28.729	$21.903	$21.798	$22.783	$22.110	$14.721	$11.772	$12.432	$11.346
Accumulation unit value at end of period	$39.939	$26.922	$28.729	$21.903	$21.798	$22.783	$22.110	$14.721	$11.772	$12.432
Number of accumulation units outstanding at end of period (in thousands)	10	9	8	13	12	11	11	12	11	7
Janus Henderson Balanced Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.633	$22.573	$19.122	$18.350	$18.310	$16.939	$14.201	$12.602	$12.469	$11.598
Accumulation unit value at end of period	$27.634	$22.633	$22.573	$19.122	$18.350	$18.310	$16.939	$14.201	$12.602	$12.469
Number of accumulation units outstanding at end of period (in thousands)	-	25	25	24	31	26	26	31	33	29
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$22.313	$22.288	$18.908	$18.172	$18.160	$16.825	$14.127	$12.555	$12.442	$11.590
Accumulation unit value at end of period	$27.202	$22.313	$22.288	$18.908	$18.172	$18.160	$16.825	$14.127	$12.555	$12.442
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	54	53	54	56	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.893	$21.913	$18.627	$17.938	$17.961	$16.675	$14.028	$12.493	$12.405	$11.579
Accumulation unit value at end of period	$26.638	$21.893	$21.913	$18.627	$17.938	$17.961	$16.675	$14.028	$12.493	$12.405
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.584	$21.636	$18.419	$17.764	$17.814	$16.563	$13.955	$12.446	$12.377	$11.570
Accumulation unit value at end of period	$26.222	$21.584	$21.636	$18.419	$17.764	$17.814	$16.563	$13.955	$12.446	$12.377
Number of accumulation units outstanding at end of period (in thousands)	68	68	60	43	40	1	7	6	6	5
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.279	$21.362	$18.213	$17.592	$17.668	$16.452	$13.882	$13.815	$-	$-
Accumulation unit value at end of period	$25.813	$21.279	$21.362	$18.213	$17.592	$17.668	$16.452	$13.882	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	15	6	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.078	$21.182	$18.078	$17.479	$17.571	$16.378	$13.834	$12.369	$12.331	$11.556
Accumulation unit value at end of period	$25.543	$21.078	$21.182	$18.078	$17.479	$17.571	$16.378	$13.834	$12.369	$12.331
Number of accumulation units outstanding at end of period (in thousands)	9	34	32	35	24	16	16	18	2	0
APP I-184

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.879	$21.003	$17.943	$17.366	$17.475	$16.305	$13.786	$12.338	$25.090	$11.550
Accumulation unit value at end of period	$25.277	$20.879	$21.003	$17.943	$17.366	$17.475	$16.305	$13.786	$12.338	$25.090
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	4	4	3	3	4	3	2
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.486	$20.650	$17.676	$17.142	$17.284	$16.159	$13.690	$12.277	$12.239	$11.539
Accumulation unit value at end of period	$24.752	$20.486	$20.650	$17.676	$17.142	$17.284	$16.159	$13.690	$12.277	$12.239
Number of accumulation units outstanding at end of period (in thousands)	1	2	3	8	-	1	0	-	29	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.101	$20.302	$17.413	$16.921	$17.096	$16.014	$13.595	$12.216	$50.540	$11.528
Accumulation unit value at end of period	$24.238	$20.101	$20.302	$17.413	$16.921	$17.096	$16.014	$13.595	$12.216	$50.540
Number of accumulation units outstanding at end of period (in thousands)	12	11	14	19	24	16	12	13	7	158
Janus Henderson Enterprise Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.410	$38.915	$30.879	$27.662	$26.846	$24.045	$18.451	$15.726	$16.064	$12.805
Accumulation unit value at end of period	$51.746	$38.410	$38.915	$30.879	$27.662	$26.846	$24.045	$18.451	$15.726	$16.064
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$37.867	$38.423	$30.534	$27.394	$26.626	$23.884	$18.355	$15.667	$16.029	$12.795
Accumulation unit value at end of period	$50.938	$37.867	$38.423	$30.534	$27.394	$26.626	$23.884	$18.355	$15.667	$16.029
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$37.156	$37.777	$30.081	$27.041	$26.335	$23.670	$18.228	$15.590	$15.981	$12.783
Accumulation unit value at end of period	$49.881	$37.156	$37.777	$30.081	$27.041	$26.335	$23.670	$18.228	$15.590	$15.981
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.631	$37.300	$29.745	$26.779	$26.119	$23.511	$18.132	$15.531	$15.945	$12.773
Accumulation unit value at end of period	$49.103	$36.631	$37.300	$29.745	$26.779	$26.119	$23.511	$18.132	$15.531	$15.945
Number of accumulation units outstanding at end of period (in thousands)	7	14	12	15	7	7	14	25	22	19

APP I-185

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$36.113	$36.828	$29.413	$26.520	$25.905	$23.354	$18.038	$17.171	$-	$-
Accumulation unit value at end of period	$48.336	$36.113	$36.828	$29.413	$26.520	$25.905	$23.354	$18.038	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	0	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$35.772	$36.517	$29.193	$26.348	$25.763	$23.249	$17.975	$15.435	$15.886	$12.758
Accumulation unit value at end of period	$47.832	$35.772	$36.517	$29.193	$26.348	$25.763	$23.249	$17.975	$15.435	$15.886
Number of accumulation units outstanding at end of period (in thousands)	3	4	7	6	6	2	2	1	6	5
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$35.435	$36.209	$28.976	$26.178	$25.622	$23.145	$17.912	$15.397	$15.862	$12.751
Accumulation unit value at end of period	$47.333	$35.435	$36.209	$28.976	$26.178	$25.622	$23.145	$17.912	$15.397	$15.862
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	4	2	2	1	1	3	3
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.769	$35.600	$28.545	$25.840	$25.343	$22.938	$17.788	$15.320	$15.815	$12.739
Accumulation unit value at end of period	$46.351	$34.769	$35.600	$28.545	$25.840	$25.343	$22.938	$17.788	$15.320	$15.815
Number of accumulation units outstanding at end of period (in thousands)	5	6	13	10	9	6	5	2	1	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.115	$35.001	$28.121	$25.507	$25.066	$22.733	$17.664	$15.244	$15.768	$12.726
Accumulation unit value at end of period	$45.389	$34.115	$35.001	$28.121	$25.507	$25.066	$22.733	$17.664	$15.244	$15.768
Number of accumulation units outstanding at end of period (in thousands)	10	11	10	16	14	9	9	11	9	7
Janus Henderson Forty Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$43.099	$42.654	$33.040	$32.561	$29.007	$26.718	$20.283	$16.404	$17.700	$16.759
Accumulation unit value at end of period	$58.746	$43.099	$42.654	$33.040	$32.561	$29.007	$26.718	$20.283	$16.404	$17.700
Number of accumulation units outstanding at end of period (in thousands)	8	10	13	-	-	-	0	0	0	0
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.946	$19.770	$15.336	$15.137	$13.505	$12.458	$9.472	$7.672	$8.290	$7.861
Accumulation unit value at end of period	$27.146	$19.946	$19.770	$15.336	$15.137	$13.505	$12.458	$9.472	$7.672	$8.290
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-186

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.756	$24.586	$19.111	$18.900	$16.896	$15.617	$11.897	$9.656	$10.455	$9.934
Accumulation unit value at end of period	$33.625	$24.756	$24.586	$19.111	$18.900	$16.896	$15.617	$11.897	$9.656	$10.455
Number of accumulation units outstanding at end of period (in thousands)	69	76	83	129	145	196	51	41	44	40
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.295	$36.101	$28.103	$27.834	$24.921	$23.069	$17.600	$14.306	$15.513	$14.762
Accumulation unit value at end of period	$49.224	$36.295	$36.101	$28.103	$27.834	$24.921	$23.069	$17.600	$14.306	$15.513
Number of accumulation units outstanding at end of period (in thousands)	36	38	36	32	45	48	168	242	235	192
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$38.623	$38.475	$29.996	$29.754	$26.679	$24.734	$18.899	$18.857	$-	$-
Accumulation unit value at end of period	$52.304	$38.623	$38.475	$29.996	$29.754	$26.679	$24.734	$18.899	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	3	3	4	3	5	10	11	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.379	$23.312	$18.193	$18.064	$16.214	$15.047	$11.508	$9.378	$10.195	$9.725
Accumulation unit value at end of period	$31.628	$23.379	$23.312	$18.193	$18.064	$16.214	$15.047	$11.508	$9.378	$10.195
Number of accumulation units outstanding at end of period (in thousands)	11	12	17	14	14	12	15	18	31	58
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.108	$34.045	$26.596	$26.433	$23.749	$22.062	$16.891	$13.777	$14.993	$14.317
Accumulation unit value at end of period	$46.097	$34.108	$34.045	$26.596	$26.433	$23.749	$22.062	$16.891	$13.777	$14.993
Number of accumulation units outstanding at end of period (in thousands)	17	17	20	21	13	12	31	58	60	55
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.579	$22.583	$17.677	$17.604	$15.848	$14.751	$11.317	$9.249	$10.085	$9.650
Accumulation unit value at end of period	$30.454	$22.579	$22.583	$17.677	$17.604	$15.848	$14.751	$11.317	$9.249	$10.085
Number of accumulation units outstanding at end of period (in thousands)	12	14	19	30	26	25	24	20	19	18
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.905	$34.981	$27.436	$27.377	$24.696	$23.033	$17.705	$14.499	$15.842	$15.188
Accumulation unit value at end of period	$46.986	$34.905	$34.981	$27.436	$27.377	$24.696	$23.033	$17.705	$14.499	$15.842
Number of accumulation units outstanding at end of period (in thousands)	18	18	22	27	23	28	26	35	29	30

APP I-187

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Janus Henderson Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.015	$26.632	$23.433	$19.786	$20.629	$18.970	$15.102	$13.730	$14.115	$12.325
Accumulation unit value at end of period	$29.885	$23.015	$26.632	$23.433	$19.786	$20.629	$18.970	$15.102	$13.730	$14.115
Number of accumulation units outstanding at end of period (in thousands)	15	16	17	-	-	-	-	19	17	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$22.690	$26.296	$23.171	$19.594	$20.460	$18.843	$15.023	$13.679	$14.084	$12.316
Accumulation unit value at end of period	$29.418	$22.690	$26.296	$23.171	$19.594	$20.460	$18.843	$15.023	$13.679	$14.084
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	28	23	19	12	9
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.264	$25.853	$22.827	$19.342	$20.237	$18.675	$14.918	$13.611	$14.042	$12.304
Accumulation unit value at end of period	$28.808	$22.264	$25.853	$22.827	$19.342	$20.237	$18.675	$14.918	$13.611	$14.042
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.949	$25.527	$22.572	$19.154	$20.071	$18.549	$14.840	$13.560	$14.010	$12.295
Accumulation unit value at end of period	$28.358	$21.949	$25.527	$22.572	$19.154	$20.071	$18.549	$14.840	$13.560	$14.010
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	0	2	1	1
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.639	$25.204	$22.320	$18.969	$19.907	$18.425	$14.763	$14.644	$-	$-
Accumulation unit value at end of period	$27.915	$21.639	$25.204	$22.320	$18.969	$19.907	$18.425	$14.763	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.434	$24.991	$22.153	$18.846	$19.798	$18.342	$14.712	$13.476	$13.958	$12.280
Accumulation unit value at end of period	$27.624	$21.434	$24.991	$22.153	$18.846	$19.798	$18.342	$14.712	$13.476	$13.958
Number of accumulation units outstanding at end of period (in thousands)	10	10	10	9	7	8	8	12	9	7
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.232	$24.780	$21.988	$18.724	$19.689	$18.260	$14.660	$13.443	$13.937	$12.274
Accumulation unit value at end of period	$27.336	$21.232	$24.780	$21.988	$18.724	$19.689	$18.260	$14.660	$13.443	$13.937
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-188

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.833	$24.363	$21.662	$18.483	$19.474	$18.097	$14.558	$13.376	$13.896	$12.262
Accumulation unit value at end of period	$26.768	$20.833	$24.363	$21.662	$18.483	$19.474	$18.097	$14.558	$13.376	$13.896
Number of accumulation units outstanding at end of period (in thousands)	8	7	7	1	-	-	3	6	7	3
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.441	$23.953	$21.340	$18.244	$19.262	$17.935	$14.457	$13.309	$13.855	$12.250
Accumulation unit value at end of period	$26.213	$20.441	$23.953	$21.340	$18.244	$19.262	$17.935	$14.457	$13.309	$13.855
Number of accumulation units outstanding at end of period (in thousands)	8	9	8	12	11	10	8	6	4	4
PIMCO Real Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.087	$15.452	$14.928	$14.268	$14.731	$14.301	$15.787	$14.506	$13.054	$12.007
Accumulation unit value at end of period	$16.309	$15.087	$15.452	$14.928	$14.268	$14.731	$14.301	$15.787	$14.506	$13.054
Number of accumulation units outstanding at end of period (in thousands)	89	92	106	66	154	147	146	57	50	12
Janus Henderson Overseas Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.236	$12.128	$9.265	$9.982	$10.946	$12.719	$11.372	$10.145	$15.124	$12.712
Accumulation unit value at end of period	$12.971	$10.236	$12.128	$9.265	$9.982	$10.946	$12.719	$11.372	$10.145	$15.124
Number of accumulation units outstanding at end of period (in thousands)	6	10	11	-	-	-	0	171	137	158
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$10.091	$11.974	$9.161	$9.885	$10.857	$12.633	$11.312	$10.107	$15.090	$12.703
Accumulation unit value at end of period	$12.768	$10.091	$11.974	$9.161	$9.885	$10.857	$12.633	$11.312	$10.107	$15.090
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$9.902	$11.773	$9.025	$9.758	$10.738	$12.520	$11.234	$10.057	$15.045	$12.690
Accumulation unit value at end of period	$12.503	$9.902	$11.773	$9.025	$9.758	$10.738	$12.520	$11.234	$10.057	$15.045
Number of accumulation units outstanding at end of period (in thousands)	35	37	39	63	79	112	30	64	38	32
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.762	$11.624	$8.924	$9.663	$10.650	$12.436	$11.175	$10.019	$15.012	$12.681
Accumulation unit value at end of period	$12.308	$9.762	$11.624	$8.924	$9.663	$10.650	$12.436	$11.175	$10.019	$15.012
Number of accumulation units outstanding at end of period (in thousands)	28	35	36	38	43	44	162	189	211	191

APP I-189

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$9.624	$11.477	$8.825	$9.569	$10.563	$12.353	$11.117	$10.286	$-	$-
Accumulation unit value at end of period	$12.115	$9.624	$11.477	$8.825	$9.569	$10.563	$12.353	$11.117	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	15	14	13	12	15	13	32	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.533	$11.380	$8.759	$9.508	$10.505	$12.297	$11.078	$9.957	$14.956	$12.665
Accumulation unit value at end of period	$11.989	$9.533	$11.380	$8.759	$9.508	$10.505	$12.297	$11.078	$9.957	$14.956
Number of accumulation units outstanding at end of period (in thousands)	3	4	5	5	6	6	12	16	24	19
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.443	$11.284	$8.693	$9.446	$10.447	$12.242	$11.039	$9.932	$14.934	$12.659
Accumulation unit value at end of period	$11.864	$9.443	$11.284	$8.693	$9.446	$10.447	$12.242	$11.039	$9.932	$14.934
Number of accumulation units outstanding at end of period (in thousands)	24	24	19	16	15	19	12	80	113	103
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.265	$11.094	$8.564	$9.324	$10.333	$12.133	$10.963	$9.883	$14.889	$12.647
Accumulation unit value at end of period	$11.617	$9.265	$11.094	$8.564	$9.324	$10.333	$12.133	$10.963	$9.883	$14.889
Number of accumulation units outstanding at end of period (in thousands)	8	7	16	16	15	27	27	17	27	9
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.091	$10.907	$8.437	$9.204	$10.220	$12.024	$10.886	$9.834	$14.845	$12.634
Accumulation unit value at end of period	$11.376	$9.091	$10.907	$8.437	$9.204	$10.220	$12.024	$10.886	$9.834	$14.845
Number of accumulation units outstanding at end of period (in thousands)	25	26	30	36	36	43	51	57	50	56
JPMorgan Core Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.330	$14.339	$13.847	$13.563	$13.495	$12.847	$13.099	$12.497	$11.660	$10.890
Accumulation unit value at end of period	$15.486	$14.330	$14.339	$13.847	$13.563	$13.495	$12.847	$13.099	$12.497	$11.660
Number of accumulation units outstanding at end of period (in thousands)	250	161	185	146	125	22	44	46	52	69
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.121	$14.150	$13.686	$13.425	$13.378	$12.755	$13.024	$12.444	$11.628	$10.877
Accumulation unit value at end of period	$15.237	$14.121	$14.150	$13.686	$13.425	$13.378	$12.755	$13.024	$12.444	$11.628
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-190

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.846	$13.903	$13.473	$13.243	$13.223	$12.632	$12.925	$12.374	$11.585	$10.859
Accumulation unit value at end of period	$14.910	$13.846	$13.903	$13.473	$13.243	$13.223	$12.632	$12.925	$12.374	$11.585
Number of accumulation units outstanding at end of period (in thousands)	38	32	32	29	25	25	23	18	17	16
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.644	$13.720	$13.316	$13.108	$13.108	$12.541	$12.851	$12.321	$11.554	$10.845
Accumulation unit value at end of period	$14.670	$13.644	$13.720	$13.316	$13.108	$13.108	$12.541	$12.851	$12.321	$11.554
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	1	-	1	0	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.444	$13.540	$13.161	$12.974	$12.994	$12.451	$12.777	$12.774	$-	$-
Accumulation unit value at end of period	$14.434	$13.444	$13.540	$13.161	$12.974	$12.994	$12.451	$12.777	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.313	$13.421	$13.058	$12.886	$12.918	$12.391	$12.729	$12.235	$11.501	$10.823
Accumulation unit value at end of period	$14.278	$13.313	$13.421	$13.058	$12.886	$12.918	$12.391	$12.729	$12.235	$11.501
Number of accumulation units outstanding at end of period (in thousands)	26	21	22	14	18	20	21	17	15	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.182	$13.303	$12.957	$12.799	$12.843	$12.331	$12.680	$12.200	$11.480	$10.814
Accumulation unit value at end of period	$14.125	$13.182	$13.303	$12.957	$12.799	$12.843	$12.331	$12.680	$12.200	$11.480
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	2	2	1	1	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.926	$13.070	$12.756	$12.625	$12.694	$12.213	$12.584	$12.132	$11.438	$10.796
Accumulation unit value at end of period	$13.822	$12.926	$13.070	$12.756	$12.625	$12.694	$12.213	$12.584	$12.132	$11.438
Number of accumulation units outstanding at end of period (in thousands)	9	7	6	9	7	7	7	7	1	7
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.674	$12.842	$12.558	$12.454	$12.547	$12.096	$12.488	$12.063	$11.397	$10.779
Accumulation unit value at end of period	$13.526	$12.674	$12.842	$12.558	$12.454	$12.547	$12.096	$12.488	$12.063	$11.397
Number of accumulation units outstanding at end of period (in thousands)	11	15	13	8	9	8	8	6	5	3

APP I-191

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
JPMorgan Small Cap Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$45.176	$49.775	$43.175	$35.456	$36.123	$33.761	$24.867	$21.115	$20.578	$16.332
Accumulation unit value at end of period	$57.869	$45.176	$49.775	$43.175	$35.456	$36.123	$33.761	$24.867	$21.115	$20.578
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$44.515	$49.121	$42.672	$35.095	$35.809	$33.518	$24.725	$21.026	$20.522	$16.312
Accumulation unit value at end of period	$56.937	$44.515	$49.121	$42.672	$35.095	$35.809	$33.518	$24.725	$21.026	$20.522
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$43.650	$48.263	$42.010	$34.619	$35.395	$33.196	$24.536	$20.908	$20.447	$16.285
Accumulation unit value at end of period	$55.718	$43.650	$48.263	$42.010	$34.619	$35.395	$33.196	$24.536	$20.908	$20.447
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$43.011	$47.629	$41.520	$34.267	$35.087	$32.957	$24.396	$20.819	$20.392	$16.265
Accumulation unit value at end of period	$54.821	$43.011	$47.629	$41.520	$34.267	$35.087	$32.957	$24.396	$20.819	$20.392
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	8	5	5
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$42.382	$47.003	$41.036	$33.918	$34.782	$32.720	$24.257	$23.747	$-	$-
Accumulation unit value at end of period	$53.939	$42.382	$47.003	$41.036	$33.918	$34.782	$32.720	$24.257	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$41.968	$46.591	$40.717	$33.688	$34.580	$32.562	$24.164	$20.673	$20.299	$16.232
Accumulation unit value at end of period	$53.358	$41.968	$46.591	$40.717	$33.688	$34.580	$32.562	$24.164	$20.673	$20.299
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	4	4
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$41.558	$46.182	$40.400	$33.459	$34.379	$32.406	$24.072	$20.615	$20.262	$16.218
Accumulation unit value at end of period	$52.784	$41.558	$46.182	$40.400	$33.459	$34.379	$32.406	$24.072	$20.615	$20.262
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-192

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$40.750	$45.375	$39.773	$33.005	$33.981	$32.095	$23.889	$20.499	$20.188	$16.192
Accumulation unit value at end of period	$51.654	$40.750	$45.375	$39.773	$33.005	$33.981	$32.095	$23.889	$20.499	$20.188
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.957	$44.582	$39.156	$32.558	$33.588	$31.787	$23.707	$20.383	$20.115	$16.165
Accumulation unit value at end of period	$50.548	$39.957	$44.582	$39.156	$32.558	$33.588	$31.787	$23.707	$20.383	$20.115
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	2	1	2	1
JPMorgan Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$54.717	$57.487	$40.734	$37.788	$38.619	$38.703	$26.177	$23.324	$24.177	$18.074
Accumulation unit value at end of period	$75.016	$54.717	$57.487	$40.734	$37.788	$38.619	$38.703	$26.177	$23.324	$24.177
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	18	23	31
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$53.917	$56.732	$40.260	$37.404	$38.283	$38.424	$26.028	$23.225	$24.112	$18.051
Accumulation unit value at end of period	$73.809	$53.917	$56.732	$40.260	$37.404	$38.283	$38.424	$26.028	$23.225	$24.112
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	7	5	3	2	1
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$52.868	$55.741	$39.635	$36.897	$37.840	$38.055	$25.829	$23.094	$24.024	$18.022
Accumulation unit value at end of period	$72.229	$52.868	$55.741	$39.635	$36.897	$37.840	$38.055	$25.829	$23.094	$24.024
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$52.095	$55.009	$39.173	$36.521	$37.511	$37.781	$25.682	$22.997	$23.958	$17.999
Accumulation unit value at end of period	$71.066	$52.095	$55.009	$39.173	$36.521	$37.511	$37.781	$25.682	$22.997	$23.958
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	0
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$51.333	$54.286	$38.716	$36.149	$37.185	$37.509	$25.535	$25.963	$-	$-
Accumulation unit value at end of period	$69.922	$51.333	$54.286	$38.716	$36.149	$37.185	$37.509	$25.535	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-193

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$50.831	$53.810	$38.415	$35.904	$36.969	$37.329	$25.438	$22.835	$23.850	$17.962
Accumulation unit value at end of period	$69.169	$50.831	$53.810	$38.415	$35.904	$36.969	$37.329	$25.438	$22.835	$23.850
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	2	2	5	1	1	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$50.335	$53.338	$38.115	$35.660	$36.755	$37.149	$25.341	$22.771	$23.806	$17.948
Accumulation unit value at end of period	$68.425	$50.335	$53.338	$38.115	$35.660	$36.755	$37.149	$25.341	$22.771	$23.806
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$49.356	$52.406	$37.524	$35.176	$36.329	$36.793	$25.148	$22.643	$23.720	$17.918
Accumulation unit value at end of period	$66.960	$49.356	$52.406	$37.524	$35.176	$36.329	$36.793	$25.148	$22.643	$23.720
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	1	1	7	3	4	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$48.396	$51.490	$36.942	$34.700	$35.909	$36.440	$24.956	$22.515	$23.633	$17.889
Accumulation unit value at end of period	$65.526	$48.396	$51.490	$36.942	$34.700	$35.909	$36.440	$24.956	$22.515	$23.633
Number of accumulation units outstanding at end of period (in thousands)	9	8	7	9	8	7	8	10	10	3
JPMorgan Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.979	$46.634	$45.324	$34.901	$37.852	$36.396	$26.729	$22.241	$23.201	$18.491
Accumulation unit value at end of period	$47.504	$39.979	$46.634	$45.324	$34.901	$37.852	$36.396	$26.729	$22.241	$23.201
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	4	20	18	16	16	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$39.395	$46.021	$44.795	$34.546	$37.523	$36.134	$26.577	$22.147	$23.138	$18.468
Accumulation unit value at end of period	$46.739	$39.395	$46.021	$44.795	$34.546	$37.523	$36.134	$26.577	$22.147	$23.138
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$38.629	$45.217	$44.100	$34.078	$37.088	$35.787	$26.374	$22.022	$23.054	$18.438
Accumulation unit value at end of period	$45.739	$38.629	$45.217	$44.100	$34.078	$37.088	$35.787	$26.374	$22.022	$23.054
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	15	12

APP I-194

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$38.064	$44.623	$43.586	$33.731	$36.766	$35.529	$26.224	$21.929	$22.991	$18.415
Accumulation unit value at end of period	$45.002	$38.064	$44.623	$43.586	$33.731	$36.766	$35.529	$26.224	$21.929	$22.991
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$37.507	$44.037	$43.078	$33.387	$36.446	$35.273	$26.074	$25.249	$-	$-
Accumulation unit value at end of period	$44.278	$37.507	$44.037	$43.078	$33.387	$36.446	$35.273	$26.074	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$37.140	$43.651	$42.742	$33.160	$36.235	$35.103	$25.974	$21.775	$22.887	$18.377
Accumulation unit value at end of period	$43.801	$37.140	$43.651	$42.742	$33.160	$36.235	$35.103	$25.974	$21.775	$22.887
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$36.777	$43.268	$42.410	$32.935	$36.025	$34.935	$25.875	$21.714	$22.845	$18.362
Accumulation unit value at end of period	$43.330	$36.777	$43.268	$42.410	$32.935	$36.025	$34.935	$25.875	$21.714	$22.845
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	0	0	0	0
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$36.062	$42.511	$41.752	$32.489	$35.608	$34.599	$25.678	$21.591	$22.762	$18.332
Accumulation unit value at end of period	$42.402	$36.062	$42.511	$41.752	$32.489	$35.608	$34.599	$25.678	$21.591	$22.762
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	2	2	2	2	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$35.361	$41.769	$41.104	$32.048	$35.196	$34.267	$25.483	$21.470	$22.679	$18.302
Accumulation unit value at end of period	$41.494	$35.361	$41.769	$41.104	$32.048	$35.196	$34.267	$25.483	$21.470	$22.679
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	2	2	1	1	1	0	0
JPMorgan SmartRetirement® 2020 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.111	$16.003	$14.071	$13.328	$13.460	$12.616	$11.123	$9.733	$10.424	$-
Accumulation unit value at end of period	$17.452	$15.111	$16.003	$14.071	$13.328	$13.460	$12.616	$11.123	$9.733	$-
Number of accumulation units outstanding at end of period (in thousands)	21	90	78	29	13	26	36	34	13	-

APP I-195

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.933	$15.839	$13.948	$13.230	$13.382	$12.561	$11.091	$9.720	$10.421	$-
Accumulation unit value at end of period	$17.221	$14.933	$15.839	$13.948	$13.230	$13.382	$12.561	$11.091	$9.720	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	26	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.700	$15.622	$13.785	$13.101	$13.278	$12.489	$11.049	$9.702	$10.416	$-
Accumulation unit value at end of period	$16.918	$14.700	$15.622	$13.785	$13.101	$13.278	$12.489	$11.049	$9.702	$-
Number of accumulation units outstanding at end of period (in thousands)	56	54	52	50	44	32	23	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.527	$15.462	$13.663	$13.006	$13.201	$12.435	$11.018	$9.689	$10.413	$-
Accumulation unit value at end of period	$16.694	$14.527	$15.462	$13.663	$13.006	$13.201	$12.435	$11.018	$9.689	$-
Number of accumulation units outstanding at end of period (in thousands)	25	59	45	46	46	57	11	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.356	$15.303	$13.543	$12.911	$13.124	$12.381	$10.987	$10.758	$-	$-
Accumulation unit value at end of period	$16.472	$14.356	$15.303	$13.543	$12.911	$13.124	$12.381	$10.987	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	17	15	11	10	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.243	$15.198	$13.464	$12.848	$13.074	$12.346	$10.966	$9.668	$10.407	$-
Accumulation unit value at end of period	$16.327	$14.243	$15.198	$13.464	$12.848	$13.074	$12.346	$10.966	$9.668	$-
Number of accumulation units outstanding at end of period (in thousands)	40	43	54	55	32	20	7	6	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.131	$15.094	$13.385	$12.785	$13.023	$12.310	$10.946	$9.659	$10.405	$-
Accumulation unit value at end of period	$16.182	$14.131	$15.094	$13.385	$12.785	$13.023	$12.310	$10.946	$9.659	$-
Number of accumulation units outstanding at end of period (in thousands)	44	49	57	50	51	47	18	14	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.910	$14.887	$13.228	$12.661	$12.922	$12.239	$10.904	$9.642	$10.401	$-
Accumulation unit value at end of period	$15.897	$13.910	$14.887	$13.228	$12.661	$12.922	$12.239	$10.904	$9.642	$-
Number of accumulation units outstanding at end of period (in thousands)	84	76	90	56	54	43	1	1	6	-

APP I-196

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.692	$14.684	$13.073	$12.538	$12.822	$12.169	$10.863	$9.625	$10.396	$-
Accumulation unit value at end of period	$15.617	$13.692	$14.684	$13.073	$12.538	$12.822	$12.169	$10.863	$9.625	$-
Number of accumulation units outstanding at end of period (in thousands)	72	80	77	140	111	106	8	4	2	-
JPMorgan SmartRetirement® 2025 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.638	$16.782	$14.469	$13.665	$13.828	$12.906	$11.045	$9.536	$10.457	$-
Accumulation unit value at end of period	$18.479	$15.638	$16.782	$14.469	$13.665	$13.828	$12.906	$11.045	$9.536	$-
Number of accumulation units outstanding at end of period (in thousands)	23	43	43	40	37	32	14	13	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.454	$16.610	$14.342	$13.566	$13.748	$12.850	$11.014	$9.523	$10.454	$-
Accumulation unit value at end of period	$18.234	$15.454	$16.610	$14.342	$13.566	$13.748	$12.850	$11.014	$9.523	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	43	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.213	$16.383	$14.174	$13.434	$13.642	$12.776	$10.972	$9.506	$10.449	$-
Accumulation unit value at end of period	$17.913	$15.213	$16.383	$14.174	$13.434	$13.642	$12.776	$10.972	$9.506	$-
Number of accumulation units outstanding at end of period (in thousands)	19	18	14	14	12	12	4	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.034	$16.215	$14.050	$13.335	$13.562	$12.721	$10.941	$9.493	$10.446	$-
Accumulation unit value at end of period	$17.676	$15.034	$16.215	$14.050	$13.335	$13.562	$12.721	$10.941	$9.493	$-
Number of accumulation units outstanding at end of period (in thousands)	37	44	41	29	24	19	4	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.857	$16.048	$13.926	$13.238	$13.483	$12.666	$10.910	$10.644	$-	$-
Accumulation unit value at end of period	$17.442	$14.857	$16.048	$13.926	$13.238	$13.483	$12.666	$10.910	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	8	7	6	6	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.740	$15.938	$13.844	$13.174	$13.431	$12.629	$10.890	$9.472	$10.440	$-
Accumulation unit value at end of period	$17.288	$14.740	$15.938	$13.844	$13.174	$13.431	$12.629	$10.890	$9.472	$-
Number of accumulation units outstanding at end of period (in thousands)	163	172	167	175	117	99	15	20	-	-

APP I-197

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.624	$15.829	$13.763	$13.109	$13.379	$12.593	$10.869	$9.464	$10.438	$-
Accumulation unit value at end of period	$17.135	$14.624	$15.829	$13.763	$13.109	$13.379	$12.593	$10.869	$9.464	$-
Number of accumulation units outstanding at end of period (in thousands)	39	44	56	61	58	53	45	26	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.395	$15.613	$13.602	$12.982	$13.275	$12.520	$10.828	$9.447	$10.434	$-
Accumulation unit value at end of period	$16.833	$14.395	$15.613	$13.602	$12.982	$13.275	$12.520	$10.828	$9.447	$-
Number of accumulation units outstanding at end of period (in thousands)	61	65	50	42	44	44	10	4	20	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.170	$15.399	$13.443	$12.855	$13.173	$12.448	$10.788	$9.430	$10.429	$-
Accumulation unit value at end of period	$16.536	$14.170	$15.399	$13.443	$12.855	$13.173	$12.448	$10.788	$9.430	$-
Number of accumulation units outstanding at end of period (in thousands)	167	147	160	151	144	142	60	48	8	-
JPMorgan SmartRetirement® 2030 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.045	$17.410	$14.673	$13.858	$14.076	$13.103	$10.948	$9.367	$10.481	$-
Accumulation unit value at end of period	$19.316	$16.045	$17.410	$14.673	$13.858	$14.076	$13.103	$10.948	$9.367	$-
Number of accumulation units outstanding at end of period (in thousands)	74	109	95	68	16	10	101	80	68	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.856	$17.231	$14.544	$13.757	$13.994	$13.046	$10.917	$9.355	$10.478	$-
Accumulation unit value at end of period	$19.060	$15.856	$17.231	$14.544	$13.757	$13.994	$13.046	$10.917	$9.355	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	31	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.608	$16.996	$14.373	$13.623	$13.886	$12.971	$10.876	$9.338	$10.473	$-
Accumulation unit value at end of period	$18.725	$15.608	$16.996	$14.373	$13.623	$13.886	$12.971	$10.876	$9.338	$-
Number of accumulation units outstanding at end of period (in thousands)	57	52	47	44	40	12	5	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.425	$16.821	$14.247	$13.524	$13.805	$12.915	$10.845	$9.326	$10.470	$-
Accumulation unit value at end of period	$18.477	$15.425	$16.821	$14.247	$13.524	$13.805	$12.915	$10.845	$9.326	$-
Number of accumulation units outstanding at end of period (in thousands)	34	64	68	48	43	38	10	-	-	-

APP I-198

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.243	$16.649	$14.122	$13.425	$13.725	$12.859	$10.815	$10.522	$-	$-
Accumulation unit value at end of period	$18.232	$15.243	$16.649	$14.122	$13.425	$13.725	$12.859	$10.815	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	8	7	4	23	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.123	$16.534	$14.039	$13.359	$13.671	$12.822	$10.794	$9.305	$10.465	$-
Accumulation unit value at end of period	$18.071	$15.123	$16.534	$14.039	$13.359	$13.671	$12.822	$10.794	$9.305	$-
Number of accumulation units outstanding at end of period (in thousands)	33	36	50	75	56	40	4	4	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.005	$16.421	$13.957	$13.294	$13.618	$12.785	$10.774	$9.297	$10.462	$-
Accumulation unit value at end of period	$17.911	$15.005	$16.421	$13.957	$13.294	$13.618	$12.785	$10.774	$9.297	$-
Number of accumulation units outstanding at end of period (in thousands)	71	68	74	65	76	68	13	5	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.770	$16.197	$13.793	$13.165	$13.513	$12.711	$10.733	$9.280	$10.458	$-
Accumulation unit value at end of period	$17.595	$14.770	$16.197	$13.793	$13.165	$13.513	$12.711	$10.733	$9.280	$-
Number of accumulation units outstanding at end of period (in thousands)	96	96	130	102	56	57	2	1	5	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.538	$15.975	$13.632	$13.037	$13.408	$12.638	$10.693	$9.264	$10.453	$-
Accumulation unit value at end of period	$17.285	$14.538	$15.975	$13.632	$13.037	$13.408	$12.638	$10.693	$9.264	$-
Number of accumulation units outstanding at end of period (in thousands)	76	69	75	123	138	110	38	9	7	-
JPMorgan SmartRetirement® 2035 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.330	$17.950	$14.940	$14.074	$14.323	$13.314	$10.926	$9.269	$10.502	$-
Accumulation unit value at end of period	$19.954	$16.330	$17.950	$14.940	$14.074	$14.323	$13.314	$10.926	$9.269	$-
Number of accumulation units outstanding at end of period (in thousands)	27	49	40	38	56	45	15	10	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.137	$17.766	$14.808	$13.971	$14.239	$13.257	$10.895	$9.256	$10.498	$-
Accumulation unit value at end of period	$19.690	$16.137	$17.766	$14.808	$13.971	$14.239	$13.257	$10.895	$9.256	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	13	-	-	-	-

APP I-199

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.885	$17.523	$14.635	$13.835	$14.129	$13.181	$10.854	$9.240	$10.494	$-
Accumulation unit value at end of period	$19.343	$15.885	$17.523	$14.635	$13.835	$14.129	$13.181	$10.854	$9.240	$-
Number of accumulation units outstanding at end of period (in thousands)	20	19	19	19	16	16	10	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.698	$17.343	$14.506	$13.734	$14.047	$13.124	$10.823	$9.228	$10.490	$-
Accumulation unit value at end of period	$19.087	$15.698	$17.343	$14.506	$13.734	$14.047	$13.124	$10.823	$9.228	$-
Number of accumulation units outstanding at end of period (in thousands)	16	40	25	18	15	14	10	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.513	$17.165	$14.379	$13.634	$13.965	$13.067	$10.792	$10.479	$-	$-
Accumulation unit value at end of period	$18.834	$15.513	$17.165	$14.379	$13.634	$13.965	$13.067	$10.792	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	3	11	9	6	5	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.392	$17.047	$14.294	$13.568	$13.911	$13.029	$10.772	$9.207	$10.485	$-
Accumulation unit value at end of period	$18.667	$15.392	$17.047	$14.294	$13.568	$13.911	$13.029	$10.772	$9.207	$-
Number of accumulation units outstanding at end of period (in thousands)	54	65	66	55	26	18	7	6	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.271	$16.930	$14.211	$13.501	$13.857	$12.992	$10.752	$9.199	$10.483	$-
Accumulation unit value at end of period	$18.502	$15.271	$16.930	$14.211	$13.501	$13.857	$12.992	$10.752	$9.199	$-
Number of accumulation units outstanding at end of period (in thousands)	39	38	38	37	32	28	23	16	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.032	$16.699	$14.044	$13.370	$13.750	$12.917	$10.711	$9.183	$10.478	$-
Accumulation unit value at end of period	$18.176	$15.032	$16.699	$14.044	$13.370	$13.750	$12.917	$10.711	$9.183	$-
Number of accumulation units outstanding at end of period (in thousands)	58	57	46	27	33	22	2	1	5	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.796	$16.471	$13.880	$13.240	$13.643	$12.842	$10.671	$9.166	$10.474	$-
Accumulation unit value at end of period	$17.856	$14.796	$16.471	$13.880	$13.240	$13.643	$12.842	$10.671	$9.166	$-
Number of accumulation units outstanding at end of period (in thousands)	78	67	65	69	51	45	9	8	5	-

APP I-200

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
JPMorgan SmartRetirement® 2040 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.548	$18.335	$15.082	$14.158	$14.431	$13.408	$10.921	$9.260	$10.503	$-
Accumulation unit value at end of period	$20.476	$16.548	$18.335	$15.082	$14.158	$14.431	$13.408	$10.921	$9.260	$-
Number of accumulation units outstanding at end of period (in thousands)	22	100	92	66	53	26	57	47	34	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.353	$18.146	$14.950	$14.054	$14.347	$13.350	$10.890	$9.247	$10.500	$-
Accumulation unit value at end of period	$20.205	$16.353	$18.146	$14.950	$14.054	$14.347	$13.350	$10.890	$9.247	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	27	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.097	$17.898	$14.775	$13.918	$14.236	$13.273	$10.849	$9.231	$10.495	$-
Accumulation unit value at end of period	$19.849	$16.097	$17.898	$14.775	$13.918	$14.236	$13.273	$10.849	$9.231	$-
Number of accumulation units outstanding at end of period (in thousands)	33	32	30	22	22	13	6	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.908	$17.714	$14.645	$13.816	$14.153	$13.216	$10.818	$9.219	$10.492	$-
Accumulation unit value at end of period	$19.586	$15.908	$17.714	$14.645	$13.816	$14.153	$13.216	$10.818	$9.219	$-
Number of accumulation units outstanding at end of period (in thousands)	21	47	43	29	25	15	10	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.721	$17.533	$14.516	$13.715	$14.071	$13.159	$10.788	$10.472	$-	$-
Accumulation unit value at end of period	$19.327	$15.721	$17.533	$14.516	$13.715	$14.071	$13.159	$10.788	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	5	6	2	3	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.597	$17.412	$14.431	$13.648	$14.016	$13.121	$10.767	$9.198	$10.486	$-
Accumulation unit value at end of period	$19.156	$15.597	$17.412	$14.431	$13.648	$14.016	$13.121	$10.767	$9.198	$-
Number of accumulation units outstanding at end of period (in thousands)	77	69	112	74	51	34	5	5	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.475	$17.293	$14.346	$13.582	$13.962	$13.083	$10.747	$9.190	$10.484	$-
Accumulation unit value at end of period	$18.986	$15.475	$17.293	$14.346	$13.582	$13.962	$13.083	$10.747	$9.190	$-
Number of accumulation units outstanding at end of period (in thousands)	38	33	34	28	23	18	10	4	-	-

APP I-201

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.233	$17.057	$14.178	$13.449	$13.854	$13.008	$10.707	$9.174	$10.479	$-
Accumulation unit value at end of period	$18.652	$15.233	$17.057	$14.178	$13.449	$13.854	$13.008	$10.707	$9.174	$-
Number of accumulation units outstanding at end of period (in thousands)	35	32	32	63	18	22	2	1	5	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.994	$16.823	$14.013	$13.319	$13.747	$12.933	$10.666	$9.157	$10.475	$-
Accumulation unit value at end of period	$18.323	$14.994	$16.823	$14.013	$13.319	$13.747	$12.933	$10.666	$9.157	$-
Number of accumulation units outstanding at end of period (in thousands)	62	86	99	95	63	37	7	1	1	-
JPMorgan SmartRetirement® 2045 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.545	$18.389	$15.103	$14.176	$14.434	$13.420	$10.933	$9.255	$10.494	$-
Accumulation unit value at end of period	$20.597	$16.545	$18.389	$15.103	$14.176	$14.434	$13.420	$10.933	$9.255	$-
Number of accumulation units outstanding at end of period (in thousands)	6	19	16	19	40	31	13	10	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.351	$18.200	$14.970	$14.072	$14.350	$13.362	$10.902	$9.243	$10.490	$-
Accumulation unit value at end of period	$20.324	$16.351	$18.200	$14.970	$14.072	$14.350	$13.362	$10.902	$9.243	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	4	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.095	$17.951	$14.795	$13.935	$14.239	$13.285	$10.861	$9.227	$10.486	$-
Accumulation unit value at end of period	$19.966	$16.095	$17.951	$14.795	$13.935	$14.239	$13.285	$10.861	$9.227	$-
Number of accumulation units outstanding at end of period (in thousands)	16	14	12	10	8	4	2	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.906	$17.767	$14.665	$13.833	$14.156	$13.228	$10.830	$9.214	$10.483	$-
Accumulation unit value at end of period	$19.701	$15.906	$17.767	$14.665	$13.833	$14.156	$13.228	$10.830	$9.214	$-
Number of accumulation units outstanding at end of period (in thousands)	22	27	16	15	15	10	6	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.718	$17.584	$14.536	$13.732	$14.074	$13.171	$10.800	$10.486	$-	$-
Accumulation unit value at end of period	$19.441	$15.718	$17.584	$14.536	$13.732	$14.074	$13.171	$10.800	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	5	4	2	1	-	-	-	-
APP I-202

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.595	$17.464	$14.451	$13.665	$14.019	$13.133	$10.779	$9.194	$10.477	$-
Accumulation unit value at end of period	$19.269	$15.595	$17.464	$14.451	$13.665	$14.019	$13.133	$10.779	$9.194	$-
Number of accumulation units outstanding at end of period (in thousands)	18	18	20	24	19	9	5	4	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.472	$17.344	$14.366	$13.599	$13.965	$13.095	$10.759	$9.186	$10.475	$-
Accumulation unit value at end of period	$19.098	$15.472	$17.344	$14.366	$13.599	$13.965	$13.095	$10.759	$9.186	$-
Number of accumulation units outstanding at end of period (in thousands)	40	32	34	32	28	23	8	4	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.230	$17.107	$14.198	$13.466	$13.857	$13.019	$10.719	$9.169	$10.470	$-
Accumulation unit value at end of period	$18.762	$15.230	$17.107	$14.198	$13.466	$13.857	$13.019	$10.719	$9.169	$-
Number of accumulation units outstanding at end of period (in thousands)	60	66	59	18	15	20	6	5	3	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.992	$16.873	$14.032	$13.335	$13.749	$12.944	$10.678	$9.153	$10.466	$-
Accumulation unit value at end of period	$18.431	$14.992	$16.873	$14.032	$13.335	$13.749	$12.944	$10.678	$9.153	$-
Number of accumulation units outstanding at end of period (in thousands)	59	53	37	69	72	54	5	1	1	-
JPMorgan SmartRetirement® 2050 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.523	$18.367	$15.080	$14.163	$14.422	$13.409	$10.924	$9.257	$10.496	$-
Accumulation unit value at end of period	$20.574	$16.523	$18.367	$15.080	$14.163	$14.422	$13.409	$10.924	$9.257	$-
Number of accumulation units outstanding at end of period (in thousands)	21	31	27	23	20	11	86	71	54	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.329	$18.179	$14.947	$14.060	$14.338	$13.352	$10.893	$9.245	$10.493	$-
Accumulation unit value at end of period	$20.301	$16.329	$18.179	$14.947	$14.060	$14.338	$13.352	$10.893	$9.245	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	7	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.073	$17.930	$14.772	$13.923	$14.227	$13.275	$10.852	$9.228	$10.488	$-
Accumulation unit value at end of period	$19.944	$16.073	$17.930	$14.772	$13.923	$14.227	$13.275	$10.852	$9.228	$-
Number of accumulation units outstanding at end of period (in thousands)	14	12	12	10	6	6	3	-	-	-

APP I-203

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.884	$17.746	$14.643	$13.821	$14.144	$13.217	$10.821	$9.216	$10.485	$-
Accumulation unit value at end of period	$19.680	$15.884	$17.746	$14.643	$13.821	$14.144	$13.217	$10.821	$9.216	$-
Number of accumulation units outstanding at end of period (in thousands)	17	26	12	15	13	6	2	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.697	$17.564	$14.514	$13.720	$14.062	$13.160	$10.790	$10.479	$-	$-
Accumulation unit value at end of period	$19.419	$15.697	$17.564	$14.514	$13.720	$14.062	$13.160	$10.790	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	7	5	2	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.574	$17.444	$14.429	$13.653	$14.007	$13.122	$10.770	$9.195	$10.479	$-
Accumulation unit value at end of period	$19.247	$15.574	$17.444	$14.429	$13.653	$14.007	$13.122	$10.770	$9.195	$-
Number of accumulation units outstanding at end of period (in thousands)	15	12	18	23	14	5	1	1	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.451	$17.324	$14.344	$13.587	$13.953	$13.084	$10.750	$9.187	$10.477	$-
Accumulation unit value at end of period	$19.077	$15.451	$17.324	$14.344	$13.587	$13.953	$13.084	$10.750	$9.187	$-
Number of accumulation units outstanding at end of period (in thousands)	21	17	19	14	12	7	4	1	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.210	$17.087	$14.176	$13.454	$13.845	$13.009	$10.709	$9.171	$10.473	$-
Accumulation unit value at end of period	$18.741	$15.210	$17.087	$14.176	$13.454	$13.845	$13.009	$10.709	$9.171	$-
Number of accumulation units outstanding at end of period (in thousands)	41	27	26	16	6	16	2	1	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.972	$16.853	$14.010	$13.323	$13.738	$12.934	$10.669	$9.155	$10.468	$-
Accumulation unit value at end of period	$18.411	$14.972	$16.853	$14.010	$13.323	$13.738	$12.934	$10.669	$9.155	$-
Number of accumulation units outstanding at end of period (in thousands)	47	58	64	88	44	30	4	0	-	-
JPMorgan SmartRetirement® 2055 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.117	$17.903	$14.712	$13.809	$14.060	$13.063	$10.642	$10.000	$-	$-
Accumulation unit value at end of period	$20.075	$16.117	$17.903	$14.712	$13.809	$14.060	$13.063	$10.642	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	-	2	-	1	-	-	-

APP I-204

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.955	$17.750	$14.608	$13.733	$14.002	$13.029	$10.630	$10.000	$-	$-
Accumulation unit value at end of period	$19.844	$15.955	$17.750	$14.608	$13.733	$14.002	$13.029	$10.630	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.742	$17.548	$14.471	$13.631	$13.926	$12.984	$10.615	$10.000	$-	$-
Accumulation unit value at end of period	$19.540	$15.742	$17.548	$14.471	$13.631	$13.926	$12.984	$10.615	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	7	6	4	3	1	1	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.585	$17.399	$14.369	$13.555	$13.870	$12.951	$10.603	$10.000	$-	$-
Accumulation unit value at end of period	$19.316	$15.585	$17.399	$14.369	$13.555	$13.870	$12.951	$10.603	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	10	5	3	2	1	1	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.428	$17.250	$14.268	$13.480	$13.813	$12.918	$10.592	$10.000	$-	$-
Accumulation unit value at end of period	$19.093	$15.428	$17.250	$14.268	$13.480	$13.813	$12.918	$10.592	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	2	1	-	-	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.325	$17.152	$14.201	$13.430	$13.776	$12.896	$10.584	$10.000	$-	$-
Accumulation unit value at end of period	$18.946	$15.325	$17.152	$14.201	$13.430	$13.776	$12.896	$10.584	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	6	4	2	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.222	$17.054	$14.134	$13.380	$13.738	$12.873	$10.577	$10.000	$-	$-
Accumulation unit value at end of period	$18.801	$15.222	$17.054	$14.134	$13.380	$13.738	$12.873	$10.577	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	25	13	7	3	1	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.019	$16.861	$14.001	$13.281	$13.664	$12.829	$10.562	$10.000	$-	$-
Accumulation unit value at end of period	$18.513	$15.019	$16.861	$14.001	$13.281	$13.664	$12.829	$10.562	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	14	13	7	3	2	0	0	-	-

APP I-205

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.819	$16.669	$13.870	$13.182	$13.590	$12.785	$10.546	$10.000	$-	$-
Accumulation unit value at end of period	$18.229	$14.819	$16.669	$13.870	$13.182	$13.590	$12.785	$10.546	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	32	24	16	11	3	1	-	-	-
JPMorgan SmartRetirement® 2060 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.395	$11.534	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.952	$10.395	$11.534	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$10.368	$11.522	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.899	$10.368	$11.522	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.333	$11.506	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.830	$10.333	$11.506	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.307	$11.494	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.778	$10.307	$11.494	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.280	$11.482	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.726	$10.280	$11.482	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.263	$11.474	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.692	$10.263	$11.474	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-206

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.245	$11.466	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.658	$10.245	$11.466	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.211	$11.450	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.590	$10.211	$11.450	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.176	$11.434	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.522	$10.176	$11.434	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement® Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.623	$14.296	$12.893	$12.283	$12.438	$11.852	$11.013	$10.012	$10.336	$-
Accumulation unit value at end of period	$15.526	$13.623	$14.296	$12.893	$12.283	$12.438	$11.852	$11.013	$10.012	$-
Number of accumulation units outstanding at end of period (in thousands)	25	44	42	21	2	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.463	$14.149	$12.780	$12.193	$12.365	$11.801	$10.982	$9.999	$10.333	$-
Accumulation unit value at end of period	$15.320	$13.463	$14.149	$12.780	$12.193	$12.365	$11.801	$10.982	$9.999	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	13	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.253	$13.956	$12.630	$12.074	$12.270	$11.733	$10.940	$9.981	$10.329	$-
Accumulation unit value at end of period	$15.050	$13.253	$13.956	$12.630	$12.074	$12.270	$11.733	$10.940	$9.981	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	1	1	1	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.097	$13.813	$12.519	$11.986	$12.198	$11.682	$10.909	$9.968	$10.325	$-
Accumulation unit value at end of period	$14.851	$13.097	$13.813	$12.519	$11.986	$12.198	$11.682	$10.909	$9.968	$-
Number of accumulation units outstanding at end of period (in thousands)	8	12	13	2	4	-	-	-	-	-

APP I-207

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.943	$13.671	$12.409	$11.899	$12.127	$11.631	$10.879	$10.745	$-	$-
Accumulation unit value at end of period	$14.654	$12.943	$13.671	$12.409	$11.899	$12.127	$11.631	$10.879	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	2	-	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.841	$13.577	$12.337	$11.841	$12.080	$11.598	$10.858	$9.946	$10.320	$-
Accumulation unit value at end of period	$14.525	$12.841	$13.577	$12.337	$11.841	$12.080	$11.598	$10.858	$9.946	$-
Number of accumulation units outstanding at end of period (in thousands)	51	44	47	23	17	26	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.740	$13.484	$12.264	$11.783	$12.033	$11.564	$10.838	$9.937	$10.318	$-
Accumulation unit value at end of period	$14.396	$12.740	$13.484	$12.264	$11.783	$12.033	$11.564	$10.838	$9.937	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	6	1	1	2	1	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.541	$13.300	$12.121	$11.668	$11.940	$11.498	$10.797	$9.919	$10.313	$-
Accumulation unit value at end of period	$14.143	$12.541	$13.300	$12.121	$11.668	$11.940	$11.498	$10.797	$9.919	$-
Number of accumulation units outstanding at end of period (in thousands)	9	46	43	27	30	22	2	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.344	$13.118	$11.979	$11.555	$11.848	$11.432	$10.756	$9.902	$10.309	$-
Accumulation unit value at end of period	$13.893	$12.344	$13.118	$11.979	$11.555	$11.848	$11.432	$10.756	$9.902	$-
Number of accumulation units outstanding at end of period (in thousands)	37	40	50	2	14	17	17	11	20	-
JPMorgan U.S. Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.674	$27.398	$22.619	$20.472	$20.379	$17.965	$13.251	$11.333	$11.542	$10.880
Accumulation unit value at end of period	$33.787	$25.674	$27.398	$22.619	$20.472	$20.379	$17.965	$13.251	$11.333	$11.542
Number of accumulation units outstanding at end of period (in thousands)	3	23	35	41	50	10	10	11	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$25.336	$27.078	$22.388	$20.293	$20.232	$17.862	$13.195	$11.302	$11.527	$10.877
Accumulation unit value at end of period	$33.292	$25.336	$27.078	$22.388	$20.293	$20.232	$17.862	$13.195	$11.302	$11.527
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	33	-	-	-	-

APP I-208

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.891	$26.657	$22.084	$20.057	$20.037	$17.725	$13.120	$11.260	$11.508	$10.873
Accumulation unit value at end of period	$32.643	$24.891	$26.657	$22.084	$20.057	$20.037	$17.725	$13.120	$11.260	$11.508
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.563	$26.345	$21.858	$19.882	$19.892	$17.623	$13.064	$11.229	$11.493	$10.870
Accumulation unit value at end of period	$32.165	$24.563	$26.345	$21.858	$19.882	$19.892	$17.623	$13.064	$11.229	$11.493
Number of accumulation units outstanding at end of period (in thousands)	2	8	14	14	11	9	2	0	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.240	$26.037	$21.635	$19.708	$19.748	$17.522	$13.009	$13.007	$-	$-
Accumulation unit value at end of period	$31.693	$24.240	$26.037	$21.635	$19.708	$19.748	$17.522	$13.009	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$24.026	$25.834	$21.488	$19.594	$19.652	$17.454	$12.972	$11.178	$11.469	$10.865
Accumulation unit value at end of period	$31.383	$24.026	$25.834	$21.488	$19.594	$19.652	$17.454	$12.972	$11.178	$11.469
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	14	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.815	$25.632	$21.341	$19.479	$19.557	$17.387	$12.935	$11.157	$11.459	$10.863
Accumulation unit value at end of period	$31.075	$23.815	$25.632	$21.341	$19.479	$19.557	$17.387	$12.935	$11.157	$11.459
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	1	-	0	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$23.397	$25.233	$21.051	$19.253	$19.369	$17.254	$12.861	$11.116	$11.440	$10.860
Accumulation unit value at end of period	$30.469	$23.397	$25.233	$21.051	$19.253	$19.369	$17.254	$12.861	$11.116	$11.440
Number of accumulation units outstanding at end of period (in thousands)	9	8	5	3	6	3	14	1	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.987	$24.841	$20.765	$19.029	$19.182	$17.122	$12.788	$11.075	$11.421	$10.856
Accumulation unit value at end of period	$29.875	$22.987	$24.841	$20.765	$19.029	$19.182	$17.122	$12.788	$11.075	$11.421
Number of accumulation units outstanding at end of period (in thousands)	11	9	14	13	9	6	7	4	3	0

APP I-209

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
LKCM Aquinas Catholic Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.847	$23.737	$19.651	$17.943	$18.553	$18.060	$13.518	$12.068	$12.013	$11.184
Accumulation unit value at end of period	$28.655	$21.847	$23.737	$19.651	$17.943	$18.553	$18.060	$13.518	$12.068	$12.013
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.559	$23.459	$19.451	$17.787	$18.419	$17.956	$13.460	$12.035	$11.998	$11.181
Accumulation unit value at end of period	$28.235	$21.559	$23.459	$19.451	$17.787	$18.419	$17.956	$13.460	$12.035	$11.998
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.181	$23.094	$19.186	$17.580	$18.241	$17.818	$13.384	$11.991	$11.978	$11.177
Accumulation unit value at end of period	$27.685	$21.181	$23.094	$19.186	$17.580	$18.241	$17.818	$13.384	$11.991	$11.978
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.901	$22.824	$18.990	$17.427	$18.109	$17.716	$13.327	$11.958	$11.963	$11.173
Accumulation unit value at end of period	$27.279	$20.901	$22.824	$18.990	$17.427	$18.109	$17.716	$13.327	$11.958	$11.963
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	13	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.626	$22.557	$18.797	$17.274	$17.978	$17.614	$13.270	$13.145	$-	$-
Accumulation unit value at end of period	$26.879	$20.626	$22.557	$18.797	$17.274	$17.978	$17.614	$13.270	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.444	$22.381	$18.668	$17.174	$17.891	$17.547	$13.232	$11.902	$11.937	$11.168
Accumulation unit value at end of period	$26.616	$20.444	$22.381	$18.668	$17.174	$17.891	$17.547	$13.232	$11.902	$11.937
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.264	$22.207	$18.541	$17.074	$17.804	$17.479	$13.195	$11.881	$11.927	$11.166
Accumulation unit value at end of period	$26.355	$20.264	$22.207	$18.541	$17.074	$17.804	$17.479	$13.195	$11.881	$11.927
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	6	6	-	-	-	-	-

APP I-210

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.909	$21.861	$18.289	$16.875	$17.633	$17.345	$13.120	$11.837	$11.907	$11.162
Accumulation unit value at end of period	$25.841	$19.909	$21.861	$18.289	$16.875	$17.633	$17.345	$13.120	$11.837	$11.907
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	7	7	10	9	2	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793	$11.887	$11.158
Accumulation unit value at end of period	$25.337	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793	$11.887
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	5	4	4	3	3	2
Loomis Sayles Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.315	$22.062	$20.634	$19.075	$20.582	$19.758	$18.757	$16.391	$15.883	$14.062
Accumulation unit value at end of period	$23.668	$21.315	$22.062	$20.634	$19.075	$20.582	$19.758	$18.757	$16.391	$15.883
Number of accumulation units outstanding at end of period (in thousands)	144	150	155	136	136	6	5	6	7	8
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.003	$21.772	$20.393	$18.881	$20.403	$19.615	$18.650	$16.322	$15.840	$14.045
Accumulation unit value at end of period	$23.287	$21.003	$21.772	$20.393	$18.881	$20.403	$19.615	$18.650	$16.322	$15.840
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.594	$21.391	$20.077	$18.625	$20.167	$19.427	$18.508	$16.230	$15.782	$14.022
Accumulation unit value at end of period	$22.788	$20.594	$21.391	$20.077	$18.625	$20.167	$19.427	$18.508	$16.230	$15.782
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	53	1	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.293	$21.110	$19.843	$18.435	$19.991	$19.287	$18.402	$16.162	$15.739	$14.005
Accumulation unit value at end of period	$22.422	$20.293	$21.110	$19.843	$18.435	$19.991	$19.287	$18.402	$16.162	$15.739
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	14	13	10	9	6	5	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.996	$20.833	$19.611	$18.248	$19.818	$19.148	$18.297	$17.843	$-	$-
Accumulation unit value at end of period	$22.061	$19.996	$20.833	$19.611	$18.248	$19.818	$19.148	$18.297	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-211

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.801	$20.650	$19.459	$18.124	$19.702	$19.056	$18.227	$16.048	$15.667	$13.976
Accumulation unit value at end of period	$21.823	$19.801	$20.650	$19.459	$18.124	$19.702	$19.056	$18.227	$16.048	$15.667
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	3	11	11	3	2	-	5
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.607	$20.469	$19.307	$18.000	$19.588	$18.964	$18.157	$16.003	$15.639	$13.964
Accumulation unit value at end of period	$21.588	$19.607	$20.469	$19.307	$18.000	$19.588	$18.964	$18.157	$16.003	$15.639
Number of accumulation units outstanding at end of period (in thousands)	1	-	1	1	1	-	0	0	0	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.226	$20.111	$19.008	$17.756	$19.361	$18.782	$18.019	$15.913	$15.582	$13.941
Accumulation unit value at end of period	$21.126	$19.226	$20.111	$19.008	$17.756	$19.361	$18.782	$18.019	$15.913	$15.582
Number of accumulation units outstanding at end of period (in thousands)	1	2	3	5	4	5	7	6	6	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.852	$19.759	$18.713	$17.516	$19.137	$18.602	$17.882	$15.823	$15.525	$13.919
Accumulation unit value at end of period	$20.674	$18.852	$19.759	$18.713	$17.516	$19.137	$18.602	$17.882	$15.823	$15.525
Number of accumulation units outstanding at end of period (in thousands)	19	18	17	21	22	16	14	15	10	7
Lord Abbett Affiliated Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.018	$17.310	$14.907	$12.704	$13.262	$11.834	$8.955	$7.726	$8.383	$7.335
Accumulation unit value at end of period	$20.061	$16.018	$17.310	$14.907	$12.704	$13.262	$11.834	$8.955	$7.726	$8.383
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.141	$18.551	$16.000	$13.656	$14.277	$12.758	$9.669	$8.355	$9.079	$7.955
Accumulation unit value at end of period	$21.435	$17.141	$18.551	$16.000	$13.656	$14.277	$12.758	$9.669	$8.355	$9.079
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.779	$18.196	$15.725	$13.448	$14.087	$12.615	$9.579	$8.294	$9.031	$7.929
Accumulation unit value at end of period	$20.941	$16.779	$18.196	$15.725	$13.448	$14.087	$12.615	$9.579	$8.294	$9.031
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-212

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.115	$16.416	$14.208	$12.169	$12.767	$11.449	$8.707	$7.550	$8.233	$7.240
Accumulation unit value at end of period	$18.836	$15.115	$16.416	$14.208	$12.169	$12.767	$11.449	$8.707	$7.550	$8.233
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	15	13	12	11	13	11
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.143	$19.734	$17.105	$14.672	$15.416	$13.846	$10.545	$10.461	$-	$-
Accumulation unit value at end of period	$22.575	$18.143	$19.734	$17.105	$14.672	$15.416	$13.846	$10.545	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	1	1	1	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.683	$15.987	$13.871	$11.910	$12.526	$11.262	$8.586	$7.464	$8.159	$7.193
Accumulation unit value at end of period	$18.252	$14.683	$15.987	$13.871	$11.910	$12.526	$11.262	$8.586	$7.464	$8.159
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	4	4	5	1	12	0	0
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.693	$19.284	$16.748	$14.395	$15.155	$13.638	$10.408	$9.057	$9.911	$8.745
Accumulation unit value at end of period	$21.971	$17.693	$19.284	$16.748	$14.395	$15.155	$13.638	$10.408	$9.057	$9.911
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	0	0	4	3
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.180	$15.486	$13.477	$11.606	$12.244	$11.041	$8.442	$7.361	$8.071	$7.136
Accumulation unit value at end of period	$17.574	$14.180	$15.486	$13.477	$11.606	$12.244	$11.041	$8.442	$7.361	$8.071
Number of accumulation units outstanding at end of period (in thousands)	7	7	11	13	16	16	31	26	30	9
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.827	$18.414	$16.056	$13.855	$14.645	$13.233	$10.139	$8.858	$9.732	$8.622
Accumulation unit value at end of period	$20.812	$16.827	$18.414	$16.056	$13.855	$14.645	$13.233	$10.139	$8.858	$9.732
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	10	10	16	16	20	25	38
Lord Abbett Calibrated Dividend Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$44.637	$46.852	$39.342	$34.173	$35.005	$31.377	$-	$-	$-	$-
Accumulation unit value at end of period	$56.499	$44.637	$46.852	$39.342	$34.173	$35.005	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-

APP I-213

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.803	$22.920	$19.275	$16.767	$17.202	$15.442	$-	$-	$-	$-
Accumulation unit value at end of period	$27.556	$21.803	$22.920	$19.275	$16.767	$17.202	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.343	$22.481	$18.944	$16.512	$16.974	$15.268	$-	$-	$-	$-
Accumulation unit value at end of period	$26.921	$21.343	$22.481	$18.944	$16.512	$16.974	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$60.491	$63.814	$53.853	$47.010	$48.397	$43.598	$-	$-	$-	$-
Accumulation unit value at end of period	$76.185	$60.491	$63.814	$53.853	$47.010	$48.397	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.086	$20.165	$17.043	$14.900	$15.362	$13.860	$-	$-	$-	$-
Accumulation unit value at end of period	$24.002	$19.086	$20.165	$17.043	$14.900	$15.362	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.553	$19.621	$16.599	$14.526	$14.993	$13.540	$-	$-	$-	$-
Accumulation unit value at end of period	$23.308	$18.553	$19.621	$16.599	$14.526	$14.993	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.340	$19.416	$16.442	$14.403	$14.881	$13.452	$-	$-	$-	$-
Accumulation unit value at end of period	$23.018	$18.340	$19.416	$16.442	$14.403	$14.881	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.923	$19.012	$16.133	$14.160	$14.659	$13.278	$-	$-	$-	$-
Accumulation unit value at end of period	$22.449	$17.923	$19.012	$16.133	$14.160	$14.659	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	2	3	3	5	-	-	-	-

APP I-214

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.515	$18.617	$15.829	$13.921	$14.440	$13.106	$-	$-	$-	$-
Accumulation unit value at end of period	$21.895	$17.515	$18.617	$15.829	$13.921	$14.440	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	6	8	-	-	-	-
Lord Abbett Developing Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.727	$24.481	$18.843	$19.368	$21.260	$20.591	$13.099	$11.866	$12.066	$8.837
Accumulation unit value at end of period	$33.937	$25.727	$24.481	$18.843	$19.368	$21.260	$20.591	$13.099	$11.866	$12.066
Number of accumulation units outstanding at end of period (in thousands)	-	-	4	6	26	25	40	45	47	29
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$26.384	$25.143	$19.382	$19.952	$21.933	$21.275	$13.555	$12.297	$12.524	$9.186
Accumulation unit value at end of period	$34.750	$26.384	$25.143	$19.382	$19.952	$21.933	$21.275	$13.555	$12.297	$12.524
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	13	13	3	4	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$25.827	$24.662	$19.049	$19.648	$21.643	$21.035	$13.429	$12.208	$12.457	$9.155
Accumulation unit value at end of period	$33.949	$25.827	$24.662	$19.049	$19.648	$21.643	$21.035	$13.429	$12.208	$12.457
Number of accumulation units outstanding at end of period (in thousands)	2	5	5	-	-	-	-	-	1	0
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.289	$23.229	$17.969	$18.562	$20.477	$19.932	$12.743	$11.602	$11.857	$8.727
Accumulation unit value at end of period	$31.880	$24.289	$23.229	$17.969	$18.562	$20.477	$19.932	$12.743	$11.602	$11.857
Number of accumulation units outstanding at end of period (in thousands)	1	1	3	8	13	24	22	7	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.873	$22.866	$17.714	$18.326	$20.247	$19.738	$12.638	$13.236	$-	$-
Accumulation unit value at end of period	$31.287	$23.873	$22.866	$17.714	$18.326	$20.247	$19.738	$12.638	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	6	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.600	$22.627	$17.547	$18.171	$20.096	$19.610	$12.569	$11.472	$11.753	$8.673
Accumulation unit value at end of period	$30.898	$23.600	$22.627	$17.547	$18.171	$20.096	$19.610	$12.569	$11.472	$11.753
Number of accumulation units outstanding at end of period (in thousands)	4	5	6	10	9	9	11	15	7	3

APP I-215

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.330	$22.390	$17.381	$18.017	$19.946	$19.483	$12.500	$11.420	$11.712	$8.651
Accumulation unit value at end of period	$30.514	$23.330	$22.390	$17.381	$18.017	$19.946	$19.483	$12.500	$11.420	$11.712
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	2	1	1	2	1	8	5
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.799	$21.925	$17.054	$17.713	$19.649	$19.231	$12.363	$11.318	$11.630	$8.608
Accumulation unit value at end of period	$29.761	$22.799	$21.925	$17.054	$17.713	$19.649	$19.231	$12.363	$11.318	$11.630
Number of accumulation units outstanding at end of period (in thousands)	-	-	9	9	10	8	5	4	5	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.281	$21.469	$16.732	$17.414	$19.356	$18.982	$12.228	$11.216	$11.549	$8.564
Accumulation unit value at end of period	$29.025	$22.281	$21.469	$16.732	$17.414	$19.356	$18.982	$12.228	$11.216	$11.549
Number of accumulation units outstanding at end of period (in thousands)	22	23	27	27	27	28	19	19	8	1
Lord Abbett Fundamental Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.966	$29.455	$26.075	$22.529	$23.260	$21.753	$15.921	$14.377	$14.965	$12.553
Accumulation unit value at end of period	$33.104	$26.966	$29.455	$26.075	$22.529	$23.260	$21.753	$15.921	$14.377	$14.965
Number of accumulation units outstanding at end of period (in thousands)	28	31	32	34	36	35	42	50	41	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.515	$21.349	$18.927	$16.377	$16.934	$15.861	$11.626	$10.515	$10.961	$9.208
Accumulation unit value at end of period	$23.921	$19.515	$21.349	$18.927	$16.377	$16.934	$15.861	$11.626	$10.515	$10.961
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	3	3	3	4	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.103	$20.940	$18.601	$16.128	$16.710	$15.682	$11.518	$10.438	$10.902	$9.177
Accumulation unit value at end of period	$23.369	$19.103	$20.940	$18.601	$16.128	$16.710	$15.682	$11.518	$10.438	$10.902
Number of accumulation units outstanding at end of period (in thousands)	4	5	43	35	36	32	31	30	1	1
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$35.302	$38.755	$34.478	$29.938	$31.064	$29.197	$21.477	$19.492	$20.390	$17.189
Accumulation unit value at end of period	$43.120	$35.302	$38.755	$34.478	$29.938	$31.064	$29.197	$21.477	$19.492	$20.390
Number of accumulation units outstanding at end of period (in thousands)	4	6	6	24	23	30	30	24	15	1

APP I-216

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$39.251	$43.155	$38.450	$33.437	$34.747	$32.708	$24.095	$23.846	$-	$-
Accumulation unit value at end of period	$47.872	$39.251	$43.155	$38.450	$33.437	$34.747	$32.708	$24.095	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	9	11	11	11	18	13	7	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$55.697	$61.299	$54.670	$47.590	$49.504	$46.645	$34.396	$31.295	$32.819	$27.737
Accumulation unit value at end of period	$67.863	$55.697	$61.299	$54.670	$47.590	$49.504	$46.645	$34.396	$31.295	$32.819
Number of accumulation units outstanding at end of period (in thousands)	4	7	8	8	11	8	7	10	5	8
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.675	$19.472	$17.384	$15.148	$15.773	$14.877	$10.981	$10.001	$10.499	$8.882
Accumulation unit value at end of period	$21.514	$17.675	$19.472	$17.384	$15.148	$15.773	$14.877	$10.981	$10.001	$10.499
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	0
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.368	$24.692	$22.088	$19.285	$20.121	$19.016	$14.065	$12.835	$13.501	$11.444
Accumulation unit value at end of period	$27.173	$22.368	$24.692	$22.088	$19.285	$20.121	$19.016	$14.065	$12.835	$13.501
Number of accumulation units outstanding at end of period (in thousands)	12	11	12	18	18	28	40	39	35	6
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.353	$25.832	$23.153	$20.256	$21.176	$20.053	$14.861	$13.589	$14.322	$12.165
Accumulation unit value at end of period	$28.312	$23.353	$25.832	$23.153	$20.256	$21.176	$20.053	$14.861	$13.589	$14.322
Number of accumulation units outstanding at end of period (in thousands)	22	23	23	25	25	24	30	43	42	38
Lord Abbett Growth Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.111	$22.880	$18.626	$18.434	$17.954	$16.887	$12.320	$10.825	$12.034	$9.763
Accumulation unit value at end of period	$30.238	$22.111	$22.880	$18.626	$18.434	$17.954	$16.887	$12.320	$10.825	$12.034
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.400	$22.178	$18.081	$17.922	$17.481	$16.467	$12.031	$10.587	$11.787	$9.577
Accumulation unit value at end of period	$29.221	$21.400	$22.178	$18.081	$17.922	$17.481	$16.467	$12.031	$10.587	$11.787
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-217

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.948	$21.754	$17.771	$17.649	$17.250	$16.282	$11.920	$10.510	$11.725	$9.546
Accumulation unit value at end of period	$28.548	$20.948	$21.754	$17.771	$17.649	$17.250	$16.282	$11.920	$10.510	$11.725
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.875	$21.710	$17.762	$17.666	$17.293	$16.347	$11.985	$10.584	$11.824	$9.641
Accumulation unit value at end of period	$28.405	$20.875	$21.710	$17.762	$17.666	$17.293	$16.347	$11.985	$10.584	$11.824
Number of accumulation units outstanding at end of period (in thousands)	-	3	4	3	3	16	2	2	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.518	$21.371	$17.510	$17.442	$17.099	$16.188	$11.886	$11.922	$-	$-
Accumulation unit value at end of period	$27.877	$20.518	$21.371	$17.510	$17.442	$17.099	$16.188	$11.886	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.283	$21.147	$17.345	$17.294	$16.971	$16.083	$11.821	$10.465	$11.721	$9.581
Accumulation unit value at end of period	$27.530	$20.283	$21.147	$17.345	$17.294	$16.971	$16.083	$11.821	$10.465	$11.721
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	12	11	13	5
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.051	$20.926	$17.180	$17.148	$16.844	$15.979	$11.756	$10.418	$11.680	$9.557
Accumulation unit value at end of period	$27.188	$20.051	$20.926	$17.180	$17.148	$16.844	$15.979	$11.756	$10.418	$11.680
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.594	$20.491	$16.857	$16.859	$16.593	$15.772	$11.627	$10.324	$11.598	$9.509
Accumulation unit value at end of period	$26.516	$19.594	$20.491	$16.857	$16.859	$16.593	$15.772	$11.627	$10.324	$11.598
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	3	3	3	3	3	1	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.149	$20.066	$16.539	$16.574	$16.346	$15.568	$11.500	$10.232	$11.517	$9.462
Accumulation unit value at end of period	$25.861	$19.149	$20.066	$16.539	$16.574	$16.346	$15.568	$11.500	$10.232	$11.517
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	3	2	3	2	5	3

APP I-218

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Lord Abbett International Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.120	$11.152	$8.914	$9.081	$9.337	$10.312	$8.433	$7.355	$8.380	$-
Accumulation unit value at end of period	$11.074	$9.120	$11.152	$8.914	$9.081	$9.337	$10.312	$8.433	$7.355	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$9.193	$11.258	$9.013	$9.195	$9.468	$10.473	$8.577	$7.493	$8.549	$-
Accumulation unit value at end of period	$11.146	$9.193	$11.258	$9.013	$9.195	$9.468	$10.473	$8.577	$7.493	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$8.999	$11.043	$8.858	$9.055	$9.343	$10.355	$8.497	$7.438	$8.503	$-
Accumulation unit value at end of period	$10.889	$8.999	$11.043	$8.858	$9.055	$9.343	$10.355	$8.497	$7.438	$-
Number of accumulation units outstanding at end of period (in thousands)	24	22	21	18	16	26	26	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$8.606	$10.576	$8.496	$8.698	$8.988	$9.977	$8.199	$7.188	$8.230	$-
Accumulation unit value at end of period	$10.398	$8.606	$10.576	$8.496	$8.698	$8.988	$9.977	$8.199	$7.188	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	0	24	21	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.630	$14.315	$11.516	$11.808	$12.220	$13.585	$11.181	$10.737	$-	$-
Accumulation unit value at end of period	$14.031	$11.630	$14.315	$11.516	$11.808	$12.220	$13.585	$11.181	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$8.360	$10.299	$8.295	$8.513	$8.819	$9.814	$8.085	$7.106	$8.156	$-
Accumulation unit value at end of period	$10.075	$8.360	$10.299	$8.295	$8.513	$8.819	$9.814	$8.085	$7.106	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	4	2	4	-	0	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.342	$13.988	$11.276	$11.584	$12.013	$13.382	$11.036	$9.708	$11.155	$-
Accumulation unit value at end of period	$13.656	$11.342	$13.988	$11.276	$11.584	$12.013	$13.382	$11.036	$9.708	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-219

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$8.074	$9.977	$8.059	$8.296	$8.620	$9.621	$7.950	$7.008	$8.068	$-
Accumulation unit value at end of period	$9.701	$8.074	$9.977	$8.059	$8.296	$8.620	$9.621	$7.950	$7.008	$-
Number of accumulation units outstanding at end of period (in thousands)	6	7	5	3	3	6	6	5	2	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.786	$13.357	$10.810	$11.150	$11.609	$12.984	$10.751	$9.495	$10.953	$-
Accumulation unit value at end of period	$12.935	$10.786	$13.357	$10.810	$11.150	$11.609	$12.984	$10.751	$9.495	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	5	2	1	1	2	4	-
Lord Abbett Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.673	$16.829	$16.209	$15.579	$15.677	$14.772	$14.982	$13.904	$12.972	$12.053
Accumulation unit value at end of period	$18.062	$16.673	$16.829	$16.209	$15.579	$15.677	$14.772	$14.982	$13.904	$12.972
Number of accumulation units outstanding at end of period (in thousands)	292	285	285	256	115	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.284	$15.450	$14.904	$14.346	$14.457	$13.644	$13.858	$12.880	$12.035	$11.199
Accumulation unit value at end of period	$16.532	$15.284	$15.450	$14.904	$14.346	$14.457	$13.644	$13.858	$12.880	$12.035
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.962	$15.154	$14.648	$14.127	$14.266	$13.490	$13.729	$12.786	$11.971	$11.161
Accumulation unit value at end of period	$16.151	$14.962	$15.154	$14.648	$14.127	$14.266	$13.490	$13.729	$12.786	$11.971
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.741	$15.968	$15.457	$14.930	$15.100	$14.300	$14.575	$13.594	$12.747	$11.902
Accumulation unit value at end of period	$16.967	$15.741	$15.968	$15.457	$14.930	$15.100	$14.300	$14.575	$13.594	$12.747
Number of accumulation units outstanding at end of period (in thousands)	3	2	12	11	3	1	0	0	0	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.472	$15.718	$15.238	$14.741	$14.930	$14.161	$14.455	$14.342	$-	$-
Accumulation unit value at end of period	$16.652	$15.472	$15.718	$15.238	$14.741	$14.930	$14.161	$14.455	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	1	-	-
APP I-220

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.295	$15.554	$15.094	$14.616	$14.819	$14.069	$14.375	$13.442	$12.635	$11.828
Accumulation unit value at end of period	$16.445	$15.295	$15.554	$15.094	$14.616	$14.819	$14.069	$14.375	$13.442	$12.635
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	8	7	7	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.120	$15.392	$14.951	$14.492	$14.708	$13.978	$14.296	$13.381	$12.591	$11.798
Accumulation unit value at end of period	$16.240	$15.120	$15.392	$14.951	$14.492	$14.708	$13.978	$14.296	$13.381	$12.591
Number of accumulation units outstanding at end of period (in thousands)	13	11	7	4	3	1	0	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.776	$15.072	$14.670	$14.248	$14.489	$13.797	$14.140	$13.261	$12.503	$11.739
Accumulation unit value at end of period	$15.839	$14.776	$15.072	$14.670	$14.248	$14.489	$13.797	$14.140	$13.261	$12.503
Number of accumulation units outstanding at end of period (in thousands)	8	11	10	15	16	17	12	11	9	6
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.440	$14.758	$14.394	$14.007	$14.273	$13.618	$13.985	$13.142	$12.416	$11.681
Accumulation unit value at end of period	$15.448	$14.440	$14.758	$14.394	$14.007	$14.273	$13.618	$13.985	$13.142	$12.416
Number of accumulation units outstanding at end of period (in thousands)	21	23	37	31	27	13	22	29	23	20
Lord Abbett Value Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.943	$23.761	$21.571	$18.533	$19.082	$17.488	$12.850	$11.710	$12.221	$11.436
Accumulation unit value at end of period	$25.731	$20.943	$23.761	$21.571	$18.533	$19.082	$17.488	$12.850	$11.710	$12.221
Number of accumulation units outstanding at end of period (in thousands)	23	31	31	29	36	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.667	$23.483	$21.351	$18.371	$18.944	$17.388	$12.795	$11.678	$12.205	$11.433
Accumulation unit value at end of period	$25.354	$20.667	$23.483	$21.351	$18.371	$18.944	$17.388	$12.795	$11.678	$12.205
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.305	$23.118	$21.061	$18.157	$18.761	$17.254	$12.722	$11.635	$12.184	$11.429
Accumulation unit value at end of period	$24.859	$20.305	$23.118	$21.061	$18.157	$18.761	$17.254	$12.722	$11.635	$12.184
Number of accumulation units outstanding at end of period (in thousands)	12	12	11	11	9	35	15	-	-	-

APP I-221

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.037	$22.847	$20.846	$17.999	$18.625	$17.155	$12.668	$11.603	$12.169	$11.426
Accumulation unit value at end of period	$24.495	$20.037	$22.847	$20.846	$17.999	$18.625	$17.155	$12.668	$11.603	$12.169
Number of accumulation units outstanding at end of period (in thousands)	18	20	16	31	28	27	30	18	16	20
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.773	$22.580	$20.633	$17.842	$18.491	$17.057	$12.614	$12.185	$-	$-
Accumulation unit value at end of period	$24.136	$19.773	$22.580	$20.633	$17.842	$18.491	$17.057	$12.614	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	14	22	2	3	14	6	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.599	$22.404	$20.492	$17.738	$18.401	$16.991	$12.578	$11.549	$12.143	$11.421
Accumulation unit value at end of period	$23.899	$19.599	$22.404	$20.492	$17.738	$18.401	$16.991	$12.578	$11.549	$12.143
Number of accumulation units outstanding at end of period (in thousands)	10	15	18	14	11	10	7	0	0	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.426	$22.229	$20.352	$17.634	$18.312	$16.926	$12.542	$11.528	$12.133	$11.418
Accumulation unit value at end of period	$23.665	$19.426	$22.229	$20.352	$17.634	$18.312	$16.926	$12.542	$11.528	$12.133
Number of accumulation units outstanding at end of period (in thousands)	7	9	9	5	6	6	6	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.086	$21.883	$20.076	$17.429	$18.136	$16.796	$12.471	$11.485	$12.113	$11.414
Accumulation unit value at end of period	$23.204	$19.086	$21.883	$20.076	$17.429	$18.136	$16.796	$12.471	$11.485	$12.113
Number of accumulation units outstanding at end of period (in thousands)	10	11	16	23	27	35	34	2	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.751	$21.543	$19.803	$17.227	$17.961	$16.668	$12.400	$11.443	$12.092	$11.410
Accumulation unit value at end of period	$22.751	$18.751	$21.543	$19.803	$17.227	$17.961	$16.668	$12.400	$11.443	$12.092
Number of accumulation units outstanding at end of period (in thousands)	30	35	37	40	38	43	53	8	3	0
Massachusetts Investors Trust
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.540	$41.761	$33.814	$31.084	$31.005	$27.940	$21.188	$17.778	$18.106	$16.237
Accumulation unit value at end of period	$52.136	$39.540	$41.761	$33.814	$31.084	$31.005	$27.940	$21.188	$17.778	$18.106
Number of accumulation units outstanding at end of period (in thousands)	7	13	12	11	33	30	29	23	-	-

APP I-222

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$38.962	$41.213	$33.420	$30.767	$30.735	$27.739	$21.067	$17.703	$18.057	$16.217
Accumulation unit value at end of period	$51.296	$38.962	$41.213	$33.420	$30.767	$30.735	$27.739	$21.067	$17.703	$18.057
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$38.204	$40.493	$32.902	$30.350	$30.380	$27.472	$20.907	$17.603	$17.991	$16.190
Accumulation unit value at end of period	$50.198	$38.204	$40.493	$32.902	$30.350	$30.380	$27.472	$20.907	$17.603	$17.991
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	21	16
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$37.645	$39.961	$32.518	$30.041	$30.116	$27.274	$20.787	$17.529	$17.942	$16.170
Accumulation unit value at end of period	$49.390	$37.645	$39.961	$32.518	$30.041	$30.116	$27.274	$20.787	$17.529	$17.942
Number of accumulation units outstanding at end of period (in thousands)	5	5	-	1	1	1	0	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$37.095	$39.436	$32.139	$29.736	$29.854	$27.078	$20.669	$20.583	$-	$-
Accumulation unit value at end of period	$48.595	$37.095	$39.436	$32.139	$29.736	$29.854	$27.078	$20.669	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	2	1	1	1	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$36.732	$39.090	$31.889	$29.533	$29.680	$26.948	$20.590	$17.406	$17.860	$16.137
Accumulation unit value at end of period	$48.072	$36.732	$39.090	$31.889	$29.533	$29.680	$26.948	$20.590	$17.406	$17.860
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	1	1	1
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$36.373	$38.747	$31.640	$29.333	$29.508	$26.818	$20.511	$17.357	$17.828	$16.123
Accumulation unit value at end of period	$47.554	$36.373	$38.747	$31.640	$29.333	$29.508	$26.818	$20.511	$17.357	$17.828
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	2	2	2	4	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$35.666	$38.070	$31.149	$28.935	$29.167	$26.561	$20.355	$17.259	$17.763	$16.097
Accumulation unit value at end of period	$46.536	$35.666	$38.070	$31.149	$28.935	$29.167	$26.561	$20.355	$17.259	$17.763
Number of accumulation units outstanding at end of period (in thousands)	1	1	10	11	10	7	7	7	0	-

APP I-223

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.972	$37.404	$30.666	$28.543	$28.829	$26.306	$20.200	$17.162	$17.698	$16.071
Accumulation unit value at end of period	$45.540	$34.972	$37.404	$30.666	$28.543	$28.829	$26.306	$20.200	$17.162	$17.698
Number of accumulation units outstanding at end of period (in thousands)	5	4	9	13	11	10	8	5	4	2
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.492	$11.998	$10.580	$9.986	$10.236	$10.016	$-	$-	$-	$-
Accumulation unit value at end of period	$13.341	$11.492	$11.998	$10.580	$9.986	$10.236	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.411	$11.931	$10.537	$9.960	$10.225	$10.016	$-	$-	$-	$-
Accumulation unit value at end of period	$13.227	$11.411	$11.931	$10.537	$9.960	$10.225	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.304	$11.843	$10.480	$9.926	$10.210	$10.016	$-	$-	$-	$-
Accumulation unit value at end of period	$13.077	$11.304	$11.843	$10.480	$9.926	$10.210	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.224	$11.778	$10.437	$9.901	$10.200	$10.016	$-	$-	$-	$-
Accumulation unit value at end of period	$12.966	$11.224	$11.778	$10.437	$9.901	$10.200	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	13	10	9	18	18	14	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.146	$11.712	$10.395	$9.875	$10.189	$10.016	$-	$-	$-	$-
Accumulation unit value at end of period	$12.855	$11.146	$11.712	$10.395	$9.875	$10.189	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.093	$11.669	$10.367	$9.859	$10.182	$10.016	$-	$-	$-	$-
Accumulation unit value at end of period	$12.782	$11.093	$11.669	$10.367	$9.859	$10.182	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	50	50	55	-	-	-	-	-

APP I-224

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.041	$11.626	$10.339	$9.842	$10.174	$10.015	$-	$-	$-	$-
Accumulation unit value at end of period	$12.709	$11.041	$11.626	$10.339	$9.842	$10.174	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	2	1	-	0	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.938	$11.540	$10.283	$9.808	$10.160	$10.015	$-	$-	$-	$-
Accumulation unit value at end of period	$12.565	$10.938	$11.540	$10.283	$9.808	$10.160	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	4	3	5	4	8	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.835	$11.455	$10.228	$9.775	$10.146	$10.015	$-	$-	$-	$-
Accumulation unit value at end of period	$12.423	$10.835	$11.455	$10.228	$9.775	$10.146	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	11	14	12	13	12	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.687	$12.305	$10.643	$9.973	$10.243	$10.024	$-	$-	$-	$-
Accumulation unit value at end of period	$13.900	$11.687	$12.305	$10.643	$9.973	$10.243	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	5	5	17	-	0	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.604	$12.237	$10.600	$9.947	$10.232	$10.024	$-	$-	$-	$-
Accumulation unit value at end of period	$13.781	$11.604	$12.237	$10.600	$9.947	$10.232	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.496	$12.147	$10.543	$9.913	$10.218	$10.024	$-	$-	$-	$-
Accumulation unit value at end of period	$13.625	$11.496	$12.147	$10.543	$9.913	$10.218	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.415	$12.080	$10.500	$9.888	$10.207	$10.024	$-	$-	$-	$-
Accumulation unit value at end of period	$13.509	$11.415	$12.080	$10.500	$9.888	$10.207	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	45	37	29	23	-	0	-	-	-	-

APP I-225

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.334	$12.013	$10.458	$9.863	$10.196	$10.024	$-	$-	$-	$-
Accumulation unit value at end of period	$13.394	$11.334	$12.013	$10.458	$9.863	$10.196	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	8	7	7	12	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.281	$11.969	$10.429	$9.846	$10.189	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$13.317	$11.281	$11.969	$10.429	$9.846	$10.189	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	48	38	50	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.228	$11.924	$10.401	$9.829	$10.182	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$13.242	$11.228	$11.924	$10.401	$9.829	$10.182	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	2	1	-	-	0	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.123	$11.836	$10.345	$9.796	$10.167	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$13.091	$11.123	$11.836	$10.345	$9.796	$10.167	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	5	1	0	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.019	$11.749	$10.289	$9.762	$10.153	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$12.943	$11.019	$11.749	$10.289	$9.762	$10.153	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	23	21	19	15	12	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.751	$12.480	$10.643	$9.955	$10.236	$10.024	$-	$-	$-	$-
Accumulation unit value at end of period	$14.213	$11.751	$12.480	$10.643	$9.955	$10.236	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.668	$12.411	$10.600	$9.929	$10.225	$10.024	$-	$-	$-	$-
Accumulation unit value at end of period	$14.092	$11.668	$12.411	$10.600	$9.929	$10.225	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-

APP I-226

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.559	$12.319	$10.542	$9.895	$10.211	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$13.932	$11.559	$12.319	$10.542	$9.895	$10.211	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.477	$12.251	$10.500	$9.870	$10.200	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$13.814	$11.477	$12.251	$10.500	$9.870	$10.200	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	52	57	53	47	26	21	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.397	$12.183	$10.457	$9.845	$10.189	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$13.696	$11.397	$12.183	$10.457	$9.845	$10.189	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	9	10	9	7	15	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.343	$12.138	$10.429	$9.828	$10.182	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$13.618	$11.343	$12.138	$10.429	$9.828	$10.182	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	6	22	14	21	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.290	$12.093	$10.401	$9.811	$10.175	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$13.540	$11.290	$12.093	$10.401	$9.811	$10.175	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.184	$12.004	$10.345	$9.778	$10.161	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$13.387	$11.184	$12.004	$10.345	$9.778	$10.161	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	14	13	18	15	8	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.079	$11.915	$10.289	$9.745	$10.146	$10.022	$-	$-	$-	$-
Accumulation unit value at end of period	$13.235	$11.079	$11.915	$10.289	$9.745	$10.146	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	45	40	29	24	22	18	-	-	-	-

APP I-227

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.765	$12.617	$10.659	$9.961	$10.255	$10.016	$-	$-	$-	$-
Accumulation unit value at end of period	$14.405	$11.765	$12.617	$10.659	$9.961	$10.255	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	14	5	2	-	0	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.682	$12.548	$10.615	$9.935	$10.244	$10.015	$-	$-	$-	$-
Accumulation unit value at end of period	$14.283	$11.682	$12.548	$10.615	$9.935	$10.244	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.573	$12.455	$10.558	$9.902	$10.229	$10.015	$-	$-	$-	$-
Accumulation unit value at end of period	$14.121	$11.573	$12.455	$10.558	$9.902	$10.229	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.491	$12.386	$10.515	$9.876	$10.218	$10.015	$-	$-	$-	$-
Accumulation unit value at end of period	$14.000	$11.491	$12.386	$10.515	$9.876	$10.218	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	28	24	18	8	5	4	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.411	$12.318	$10.473	$9.851	$10.208	$10.015	$-	$-	$-	$-
Accumulation unit value at end of period	$13.881	$11.411	$12.318	$10.473	$9.851	$10.208	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	9	12	10	8	6	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.357	$12.272	$10.445	$9.834	$10.200	$10.015	$-	$-	$-	$-
Accumulation unit value at end of period	$13.802	$11.357	$12.272	$10.445	$9.834	$10.200	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	30	25	23	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.304	$12.227	$10.416	$9.817	$10.193	$10.015	$-	$-	$-	$-
Accumulation unit value at end of period	$13.723	$11.304	$12.227	$10.416	$9.817	$10.193	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	0	-	-	-	-

APP I-228

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.198	$12.137	$10.360	$9.784	$10.179	$10.014	$-	$-	$-	$-
Accumulation unit value at end of period	$13.568	$11.198	$12.137	$10.360	$9.784	$10.179	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	2	-	0	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.093	$12.047	$10.304	$9.751	$10.164	$10.014	$-	$-	$-	$-
Accumulation unit value at end of period	$13.414	$11.093	$12.047	$10.304	$9.751	$10.164	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	36	35	35	20	26	17	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.724	$12.669	$10.663	$9.974	$10.258	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$14.521	$11.724	$12.669	$10.663	$9.974	$10.258	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.641	$12.599	$10.620	$9.948	$10.247	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$14.397	$11.641	$12.599	$10.620	$9.948	$10.247	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.532	$12.506	$10.563	$9.914	$10.233	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$14.234	$11.532	$12.506	$10.563	$9.914	$10.233	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.451	$12.436	$10.520	$9.889	$10.222	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$14.112	$11.451	$12.436	$10.520	$9.889	$10.222	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	55	45	37	32	3	1	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.371	$12.368	$10.478	$9.864	$10.211	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$13.992	$11.371	$12.368	$10.478	$9.864	$10.211	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	6	5	4	3	9	-	-	-	-
APP I-229

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.317	$12.322	$10.449	$9.847	$10.204	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$13.912	$11.317	$12.322	$10.449	$9.847	$10.204	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	19	6	27	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.264	$12.276	$10.421	$9.830	$10.196	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$13.833	$11.264	$12.276	$10.421	$9.830	$10.196	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.159	$12.186	$10.365	$9.796	$10.182	$10.022	$-	$-	$-	$-
Accumulation unit value at end of period	$13.676	$11.159	$12.186	$10.365	$9.796	$10.182	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	7	6	9	7	1	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.054	$12.096	$10.309	$9.763	$10.168	$10.022	$-	$-	$-	$-
Accumulation unit value at end of period	$13.521	$11.054	$12.096	$10.309	$9.763	$10.168	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	30	26	22	29	25	24	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.739	$12.730	$10.686	$10.001	$10.278	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$14.654	$11.739	$12.730	$10.686	$10.001	$10.278	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	2	4	4	0	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.657	$12.660	$10.643	$9.976	$10.267	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$14.529	$11.657	$12.660	$10.643	$9.976	$10.267	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.547	$12.566	$10.585	$9.942	$10.252	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$14.364	$11.547	$12.566	$10.585	$9.942	$10.252	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	3	-	-	-	-

APP I-230

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.466	$12.497	$10.542	$9.916	$10.241	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$14.242	$11.466	$12.497	$10.542	$9.916	$10.241	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	29	26	24	19	3	2	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.385	$12.428	$10.500	$9.891	$10.230	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$14.120	$11.385	$12.428	$10.500	$9.891	$10.230	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	3	1	1	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.332	$12.382	$10.471	$9.874	$10.223	$10.023	$-	$-	$-	$-
Accumulation unit value at end of period	$14.040	$11.332	$12.382	$10.471	$9.874	$10.223	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	18	16	25	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.279	$12.336	$10.443	$9.857	$10.216	$10.022	$-	$-	$-	$-
Accumulation unit value at end of period	$13.960	$11.279	$12.336	$10.443	$9.857	$10.216	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.173	$12.245	$10.387	$9.824	$10.202	$10.022	$-	$-	$-	$-
Accumulation unit value at end of period	$13.802	$11.173	$12.245	$10.387	$9.824	$10.202	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.068	$12.155	$10.331	$9.790	$10.187	$10.022	$-	$-	$-	$-
Accumulation unit value at end of period	$13.645	$11.068	$12.155	$10.331	$9.790	$10.187	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	22	20	14	13	9	4	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.897	$12.855	$10.683	$9.983	$10.287	$10.020	$-	$-	$-	$-
Accumulation unit value at end of period	$14.835	$11.897	$12.855	$10.683	$9.983	$10.287	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-

APP I-231

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.813	$12.784	$10.640	$9.958	$10.276	$10.020	$-	$-	$-	$-
Accumulation unit value at end of period	$14.708	$11.813	$12.784	$10.640	$9.958	$10.276	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.703	$12.689	$10.582	$9.924	$10.262	$10.020	$-	$-	$-	$-
Accumulation unit value at end of period	$14.541	$11.703	$12.689	$10.582	$9.924	$10.262	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.620	$12.619	$10.539	$9.898	$10.251	$10.020	$-	$-	$-	$-
Accumulation unit value at end of period	$14.417	$11.620	$12.619	$10.539	$9.898	$10.251	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	4	5	-	0	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.539	$12.549	$10.497	$9.873	$10.240	$10.020	$-	$-	$-	$-
Accumulation unit value at end of period	$14.295	$11.538	$12.549	$10.497	$9.873	$10.240	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	3	7	7	5	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.484	$12.503	$10.468	$9.856	$10.233	$10.020	$-	$-	$-	$-
Accumulation unit value at end of period	$14.213	$11.484	$12.503	$10.468	$9.856	$10.233	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	12	8	11	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.430	$12.457	$10.440	$9.840	$10.225	$10.019	$-	$-	$-	$-
Accumulation unit value at end of period	$14.132	$11.430	$12.457	$10.440	$9.840	$10.225	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.323	$12.365	$10.384	$9.806	$10.211	$10.019	$-	$-	$-	$-
Accumulation unit value at end of period	$13.972	$11.323	$12.365	$10.384	$9.806	$10.211	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	5	4	0	-	-	-	-

APP I-232

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.217	$12.274	$10.328	$9.773	$10.196	$10.019	$-	$-	$-	$-
Accumulation unit value at end of period	$13.813	$11.217	$12.274	$10.328	$9.773	$10.196	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	23	17	14	13	11	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.927	$12.878	$10.700	$9.997	$10.286	$10.028	$-	$-	$-	$-
Accumulation unit value at end of period	$14.883	$11.927	$12.878	$10.700	$9.997	$10.286	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.843	$12.807	$10.657	$9.971	$10.276	$10.028	$-	$-	$-	$-
Accumulation unit value at end of period	$14.756	$11.843	$12.807	$10.657	$9.971	$10.276	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.732	$12.713	$10.599	$9.937	$10.261	$10.028	$-	$-	$-	$-
Accumulation unit value at end of period	$14.589	$11.732	$12.713	$10.599	$9.937	$10.261	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.649	$12.642	$10.556	$9.912	$10.250	$10.028	$-	$-	$-	$-
Accumulation unit value at end of period	$14.465	$11.649	$12.642	$10.556	$9.912	$10.250	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.567	$12.572	$10.513	$9.886	$10.239	$10.028	$-	$-	$-	$-
Accumulation unit value at end of period	$14.341	$11.567	$12.572	$10.513	$9.886	$10.239	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	1	-	-	0	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.513	$12.526	$10.485	$9.870	$10.232	$10.028	$-	$-	$-	$-
Accumulation unit value at end of period	$14.260	$11.513	$12.526	$10.485	$9.870	$10.232	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	6	5	3	-	-	-	-	-

APP I-233

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.459	$12.479	$10.457	$9.853	$10.225	$10.028	$-	$-	$-	$-
Accumulation unit value at end of period	$14.179	$11.459	$12.479	$10.457	$9.853	$10.225	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.351	$12.387	$10.400	$9.819	$10.210	$10.027	$-	$-	$-	$-
Accumulation unit value at end of period	$14.018	$11.351	$12.387	$10.400	$9.819	$10.210	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.245	$12.296	$10.344	$9.786	$10.196	$10.027	$-	$-	$-	$-
Accumulation unit value at end of period	$13.859	$11.245	$12.296	$10.344	$9.786	$10.196	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	6	5	4	3	3	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.612	$11.477	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.257	$10.612	$11.477	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$10.582	$11.462	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.200	$10.582	$11.462	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.542	$11.442	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.124	$10.542	$11.442	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.513	$11.427	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.068	$10.513	$11.427	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-234

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.483	$11.412	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.012	$10.483	$11.412	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.464	$11.402	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.974	$10.464	$11.402	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.444	$11.392	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.937	$10.444	$11.392	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.405	$11.373	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.863	$10.405	$11.373	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.366	$11.353	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.789	$10.366	$11.353	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.887	$11.379	$10.436	$9.956	$10.182	$10.009	$-	$-	$-	$-
Accumulation unit value at end of period	$12.473	$10.887	$11.379	$10.436	$9.956	$10.182	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	28	1	1	1	1	0	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$10.810	$11.316	$10.394	$9.931	$10.171	$10.009	$-	$-	$-	$-
Accumulation unit value at end of period	$12.367	$10.810	$11.316	$10.394	$9.931	$10.171	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-

APP I-235

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.709	$11.232	$10.338	$9.897	$10.097	$10.010	$-	$-	$-	$-
Accumulation unit value at end of period	$12.226	$10.709	$11.232	$10.338	$9.897	$10.097	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	0	0	0	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.633	$11.170	$10.296	$9.871	$10.146	$10.009	$-	$-	$-	$-
Accumulation unit value at end of period	$12.122	$10.633	$11.170	$10.296	$9.871	$10.146	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.559	$11.108	$10.254	$9.846	$10.078	$10.010	$-	$-	$-	$-
Accumulation unit value at end of period	$12.019	$10.559	$11.108	$10.254	$9.846	$10.078	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	79	-	0	0	0	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.509	$11.067	$10.227	$9.829	$10.128	$10.008	$-	$-	$-	$-
Accumulation unit value at end of period	$11.951	$10.509	$11.067	$10.227	$9.829	$10.128	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.460	$11.026	$10.199	$9.813	$10.121	$10.008	$-	$-	$-	$-
Accumulation unit value at end of period	$11.883	$10.460	$11.026	$10.199	$9.813	$10.121	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.362	$10.945	$10.144	$9.779	$10.107	$10.008	$-	$-	$-	$-
Accumulation unit value at end of period	$11.748	$10.362	$10.945	$10.144	$9.779	$10.107	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.265	$10.864	$10.089	$9.746	$10.092	$10.008	$-	$-	$-	$-
Accumulation unit value at end of period	$11.614	$10.265	$10.864	$10.089	$9.746	$10.092	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	-	-	-	-	1	-	-	-	-

APP I-236

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS® Emerging Markets Debt Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.226	$16.075	$14.702	$13.450	$13.564	$12.984	$13.884	$11.681	$11.028	$10.455
Accumulation unit value at end of period	$17.329	$15.226	$16.075	$14.702	$13.450	$13.564	$12.984	$13.884	$11.681	$11.028
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.025	$15.887	$14.552	$13.333	$13.466	$12.910	$13.825	$11.649	$11.014	$10.452
Accumulation unit value at end of period	$17.075	$15.025	$15.887	$14.552	$13.333	$13.466	$12.910	$13.825	$11.649	$11.014
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.761	$15.640	$14.354	$13.178	$13.336	$12.811	$13.746	$11.606	$10.995	$10.448
Accumulation unit value at end of period	$16.742	$14.761	$15.640	$14.354	$13.178	$13.336	$12.811	$13.746	$11.606	$10.995
Number of accumulation units outstanding at end of period (in thousands)	4	6	5	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.567	$15.457	$14.207	$13.063	$13.239	$12.737	$13.688	$11.574	$10.981	$10.445
Accumulation unit value at end of period	$16.496	$14.567	$15.457	$14.207	$13.063	$13.239	$12.737	$13.688	$11.574	$10.981
Number of accumulation units outstanding at end of period (in thousands)	3	3	1	11	6	6	6	12	0	0
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.375	$15.277	$14.062	$12.948	$13.143	$12.664	$13.630	$13.243	$-	$-
Accumulation unit value at end of period	$16.254	$14.375	$15.277	$14.062	$12.948	$13.143	$12.664	$13.630	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	2	2	1	1	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.248	$15.157	$13.966	$12.873	$13.080	$12.615	$13.591	$11.521	$10.958	$10.440
Accumulation unit value at end of period	$16.095	$14.248	$15.157	$13.966	$12.873	$13.080	$12.615	$13.591	$11.521	$10.958
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.123	$15.039	$13.871	$12.798	$13.016	$12.567	$13.552	$11.499	$10.949	$10.439
Accumulation unit value at end of period	$15.937	$14.123	$15.039	$13.871	$12.798	$13.016	$12.567	$13.552	$11.499	$10.949
Number of accumulation units outstanding at end of period (in thousands)	1	1	4	8	6	2	1	1	-	-

APP I-237

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.875	$14.805	$13.683	$12.649	$12.891	$12.471	$13.475	$11.457	$10.930	$10.435
Accumulation unit value at end of period	$15.627	$13.875	$14.805	$13.683	$12.649	$12.891	$12.471	$13.475	$11.457	$10.930
Number of accumulation units outstanding at end of period (in thousands)	1	3	3	3	6	8	6	8	6	4
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.632	$14.575	$13.497	$12.502	$12.767	$12.375	$13.399	$11.415	$10.912	$10.431
Accumulation unit value at end of period	$15.322	$13.632	$14.575	$13.497	$12.502	$12.767	$12.375	$13.399	$11.415	$10.912
Number of accumulation units outstanding at end of period (in thousands)	7	8	10	11	11	9	9	7	5	1
MFS® Government Securities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.232	$13.197	$12.949	$12.869	$12.847	$12.278	$12.652	$12.393	$11.561	$11.053
Accumulation unit value at end of period	$14.038	$13.232	$13.197	$12.949	$12.869	$12.847	$12.278	$12.652	$12.393	$11.561
Number of accumulation units outstanding at end of period (in thousands)	161	244	242	188	237	208	187	141	2	1
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.022	$13.007	$12.782	$12.722	$12.719	$12.174	$12.564	$12.325	$11.515	$11.025
Accumulation unit value at end of period	$13.795	$13.022	$13.007	$12.782	$12.722	$12.719	$12.174	$12.564	$12.325	$11.515
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.748	$12.758	$12.562	$12.528	$12.551	$12.037	$12.447	$12.235	$11.454	$10.988
Accumulation unit value at end of period	$13.477	$12.748	$12.758	$12.562	$12.528	$12.551	$12.037	$12.447	$12.235	$11.454
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	86	60
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.545	$12.574	$12.400	$12.385	$12.426	$11.935	$12.360	$12.168	$11.408	$10.961
Accumulation unit value at end of period	$13.243	$12.545	$12.574	$12.400	$12.385	$12.426	$11.935	$12.360	$12.168	$11.408
Number of accumulation units outstanding at end of period (in thousands)	38	30	35	32	23	29	55	71	63	51
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.346	$12.393	$12.240	$12.243	$12.302	$11.834	$12.274	$12.326	$-	$-
Accumulation unit value at end of period	$13.013	$12.346	$12.393	$12.240	$12.243	$12.302	$11.834	$12.274	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	6	7	8	23	25	24	-	-
APP I-238

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.215	$12.274	$12.134	$12.150	$12.220	$11.767	$12.217	$12.057	$11.332	$10.915
Accumulation unit value at end of period	$12.862	$12.215	$12.274	$12.134	$12.150	$12.220	$11.767	$12.217	$12.057	$11.332
Number of accumulation units outstanding at end of period (in thousands)	18	18	13	19	26	24	24	23	19	9
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.085	$12.156	$12.029	$12.057	$12.139	$11.701	$12.160	$12.013	$11.302	$10.897
Accumulation unit value at end of period	$12.713	$12.085	$12.156	$12.029	$12.057	$12.139	$11.701	$12.160	$12.013	$11.302
Number of accumulation units outstanding at end of period (in thousands)	22	20	17	10	12	11	10	6	16	14
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.830	$11.923	$11.823	$11.873	$11.978	$11.569	$12.047	$11.925	$11.242	$10.861
Accumulation unit value at end of period	$12.419	$11.830	$11.923	$11.823	$11.873	$11.978	$11.569	$12.047	$11.925	$11.242
Number of accumulation units outstanding at end of period (in thousands)	21	21	23	38	37	60	48	36	23	21
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.580	$11.695	$11.620	$11.693	$11.820	$11.438	$11.935	$11.838	$11.182	$10.824
Accumulation unit value at end of period	$12.133	$11.580	$11.695	$11.620	$11.693	$11.820	$11.438	$11.935	$11.838	$11.182
Number of accumulation units outstanding at end of period (in thousands)	21	26	40	47	41	44	60	70	64	48
MFS® Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.120	$23.568	$18.056	$17.666	$16.496	$15.202	$11.153	$9.522	$10.000	$-
Accumulation unit value at end of period	$33.126	$24.120	$23.568	$18.056	$17.666	$16.496	$15.202	$11.153	$9.522	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.850	$23.340	$17.908	$17.547	$16.409	$15.146	$11.128	$9.515	$10.000	$-
Accumulation unit value at end of period	$32.707	$23.850	$23.340	$17.908	$17.547	$16.409	$15.146	$11.128	$9.515	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	163	129	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.495	$23.038	$17.712	$17.389	$16.295	$15.070	$11.094	$9.505	$10.000	$-
Accumulation unit value at end of period	$32.155	$23.495	$23.038	$17.712	$17.389	$16.295	$15.070	$11.094	$9.505	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-239

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.232	$22.815	$17.566	$17.272	$16.209	$15.013	$11.069	$9.498	$10.000	$-
Accumulation unit value at end of period	$31.748	$23.232	$22.815	$17.566	$17.272	$16.209	$15.013	$11.069	$9.498	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.972	$22.594	$17.422	$17.156	$16.124	$14.957	$11.044	$11.108	$-	$-
Accumulation unit value at end of period	$31.345	$22.972	$22.594	$17.422	$17.156	$16.124	$14.957	$11.044	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	2	9	8	5	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.801	$22.448	$17.326	$17.079	$16.068	$14.920	$11.028	$9.486	$10.000	$-
Accumulation unit value at end of period	$31.080	$22.801	$22.448	$17.326	$17.079	$16.068	$14.920	$11.028	$9.486	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.630	$22.302	$17.231	$17.002	$16.012	$14.882	$11.011	$9.482	$10.000	$-
Accumulation unit value at end of period	$30.817	$22.630	$22.302	$17.231	$17.002	$16.012	$14.882	$11.011	$9.482	$-
Number of accumulation units outstanding at end of period (in thousands)	4	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.293	$22.014	$17.043	$16.850	$15.900	$14.808	$10.978	$9.472	$10.000	$-
Accumulation unit value at end of period	$30.297	$22.293	$22.014	$17.043	$16.850	$15.900	$14.808	$10.978	$9.472	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	1	1	1	1	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.961	$21.730	$16.856	$16.699	$15.789	$14.734	$10.945	$9.462	$10.000	$-
Accumulation unit value at end of period	$29.786	$21.961	$21.730	$16.856	$16.699	$15.789	$14.734	$10.945	$9.462	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	8	7	6	6	5	5	0	-
MFS® International Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.100	$18.808	$14.237	$13.901	$13.896	$14.681	$12.927	$10.824	$12.135	$10.603
Accumulation unit value at end of period	$21.690	$17.100	$18.808	$14.237	$13.901	$13.896	$14.681	$12.927	$10.824	$12.135
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-240

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.874	$18.588	$14.091	$13.779	$13.796	$14.597	$12.872	$10.794	$12.120	$10.600
Accumulation unit value at end of period	$21.372	$16.874	$18.588	$14.091	$13.779	$13.796	$14.597	$12.872	$10.794	$12.120
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.578	$18.299	$13.900	$13.619	$13.662	$14.485	$12.799	$10.755	$12.099	$10.596
Accumulation unit value at end of period	$20.955	$16.578	$18.299	$13.900	$13.619	$13.662	$14.485	$12.799	$10.755	$12.099
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.360	$18.085	$13.758	$13.500	$13.564	$14.402	$12.744	$10.725	$12.084	$10.593
Accumulation unit value at end of period	$20.648	$16.360	$18.085	$13.758	$13.500	$13.564	$14.402	$12.744	$10.725	$12.084
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.144	$17.874	$13.617	$13.382	$13.465	$14.319	$12.690	$12.135	$-	$-
Accumulation unit value at end of period	$20.345	$16.144	$17.874	$13.617	$13.382	$13.465	$14.319	$12.690	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.002	$17.734	$13.524	$13.304	$13.400	$14.264	$12.654	$10.675	$12.059	$10.588
Accumulation unit value at end of period	$20.146	$16.002	$17.734	$13.524	$13.304	$13.400	$14.264	$12.654	$10.675	$12.059
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.861	$17.595	$13.432	$13.227	$13.335	$14.209	$12.618	$10.656	$12.048	$10.586
Accumulation unit value at end of period	$19.949	$15.861	$17.595	$13.432	$13.227	$13.335	$14.209	$12.618	$10.656	$12.048
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.583	$17.322	$13.250	$13.073	$13.207	$14.100	$12.546	$10.616	$12.028	$10.582
Accumulation unit value at end of period	$19.560	$15.583	$17.322	$13.250	$13.073	$13.207	$14.100	$12.546	$10.616	$12.028
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	3	2	1	1	0	-	-

APP I-241

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.309	$17.052	$13.069	$12.921	$13.079	$13.992	$12.475	$10.577	$12.008	$10.578
Accumulation unit value at end of period	$19.178	$15.309	$17.052	$13.069	$12.921	$13.079	$13.992	$12.475	$10.577	$12.008
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	10	7	6	4	3	1	-
MFS® International Intrinsic Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$33.714	$37.138	$29.288	$28.174	$26.464	$26.125	$20.511	$17.717	$18.064	$16.552
Accumulation unit value at end of period	$42.332	$33.714	$37.138	$29.288	$28.174	$26.464	$26.125	$20.511	$17.717	$18.064
Number of accumulation units outstanding at end of period (in thousands)	288	314	313	311	279	116	81	59	48	32
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$33.221	$36.650	$28.946	$27.887	$26.233	$25.936	$20.394	$17.642	$18.015	$16.531
Accumulation unit value at end of period	$41.650	$33.221	$36.650	$28.946	$27.887	$26.233	$25.936	$20.394	$17.642	$18.015
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$32.575	$36.009	$28.497	$27.509	$25.930	$25.688	$20.239	$17.542	$17.949	$16.504
Accumulation unit value at end of period	$40.758	$32.575	$36.009	$28.497	$27.509	$25.930	$25.688	$20.239	$17.542	$17.949
Number of accumulation units outstanding at end of period (in thousands)	-	-	7	6	7	64	12	0	0	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$32.099	$35.536	$28.165	$27.229	$25.704	$25.502	$20.123	$17.468	$17.900	$16.484
Accumulation unit value at end of period	$40.102	$32.099	$35.536	$28.165	$27.229	$25.704	$25.502	$20.123	$17.468	$17.900
Number of accumulation units outstanding at end of period (in thousands)	7	7	6	21	17	11	1	-	0	0
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$31.629	$35.069	$27.837	$26.952	$25.481	$25.319	$20.008	$19.666	$-	$-
Accumulation unit value at end of period	$39.456	$31.629	$35.069	$27.837	$26.952	$25.481	$25.319	$20.008	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	-	4	4	3	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$31.320	$34.762	$27.620	$26.768	$25.333	$25.197	$19.932	$17.345	$17.819	$16.450
Accumulation unit value at end of period	$39.032	$31.320	$34.762	$27.620	$26.768	$25.333	$25.197	$19.932	$17.345	$17.819
Number of accumulation units outstanding at end of period (in thousands)	3	3	6	5	6	8	9	6	3	0

APP I-242

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$31.014	$34.456	$27.405	$26.586	$25.186	$25.076	$19.856	$17.296	$17.786	$16.436
Accumulation unit value at end of period	$38.612	$31.014	$34.456	$27.405	$26.586	$25.186	$25.076	$19.856	$17.296	$17.786
Number of accumulation units outstanding at end of period (in thousands)	1	1	4	4	6	2	1	1	1	1
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$30.411	$33.854	$26.979	$26.226	$24.894	$24.835	$19.704	$17.199	$17.722	$16.409
Accumulation unit value at end of period	$37.785	$30.411	$33.854	$26.979	$26.226	$24.894	$24.835	$19.704	$17.199	$17.722
Number of accumulation units outstanding at end of period (in thousands)	8	13	15	10	7	6	5	4	3	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.819	$33.263	$26.561	$25.871	$24.606	$24.597	$19.554	$17.102	$17.657	$16.382
Accumulation unit value at end of period	$36.976	$29.819	$33.263	$26.561	$25.871	$24.606	$24.597	$19.554	$17.102	$17.657
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	11	8	6	5	3	2	1
MFS® New Discovery Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.513	$17.801	$14.126	$13.008	$13.291	$14.373	$10.204	$8.444	$10.676	$-
Accumulation unit value at end of period	$24.647	$17.513	$17.801	$14.126	$13.008	$13.291	$14.373	$10.204	$8.444	$-
Number of accumulation units outstanding at end of period (in thousands)	161	146	143	142	181	39	33	34	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.307	$17.618	$14.002	$12.913	$13.214	$14.310	$10.175	$8.433	$10.673	$-
Accumulation unit value at end of period	$24.321	$17.307	$17.618	$14.002	$12.913	$13.214	$14.310	$10.175	$8.433	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.036	$17.378	$13.838	$12.787	$13.111	$14.228	$10.137	$8.418	$10.668	$-
Accumulation unit value at end of period	$23.892	$17.036	$17.378	$13.838	$12.787	$13.111	$14.228	$10.137	$8.418	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	71	12	-	31	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.836	$17.199	$13.717	$12.693	$13.035	$14.167	$10.108	$8.407	$10.665	$-
Accumulation unit value at end of period	$23.576	$16.836	$17.199	$13.717	$12.693	$13.035	$14.167	$10.108	$8.407	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-243

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.637	$17.022	$13.596	$12.601	$12.959	$14.105	$10.080	$10.096	$-	$-
Accumulation unit value at end of period	$23.264	$16.637	$17.022	$13.596	$12.601	$12.959	$14.105	$10.080	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.507	$16.906	$13.516	$12.539	$12.909	$14.065	$10.061	$8.388	$10.659	$-
Accumulation unit value at end of period	$23.058	$16.507	$16.906	$13.516	$12.539	$12.909	$14.065	$10.061	$8.388	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.377	$16.790	$13.437	$12.478	$12.859	$14.024	$10.042	$8.381	$10.657	$-
Accumulation unit value at end of period	$22.854	$16.377	$16.790	$13.437	$12.478	$12.859	$14.024	$10.042	$8.381	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.121	$16.560	$13.280	$12.357	$12.759	$13.943	$10.004	$8.366	$10.652	$-
Accumulation unit value at end of period	$22.451	$16.121	$16.560	$13.280	$12.357	$12.759	$13.943	$10.004	$8.366	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	-	0	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.868	$16.334	$13.124	$12.236	$12.660	$13.863	$9.966	$8.351	$10.648	$-
Accumulation unit value at end of period	$22.055	$15.868	$16.334	$13.124	$12.236	$12.660	$13.863	$9.966	$8.351	$-
Number of accumulation units outstanding at end of period (in thousands)	2	4	4	7	7	5	4	1	0	-
MFS® Research International Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.478	$12.210	$9.533	$9.643	$9.845	$10.581	$8.918	$7.645	$8.572	$7.728
Accumulation unit value at end of period	$13.372	$10.478	$12.210	$9.533	$9.643	$9.845	$10.581	$8.918	$7.645	$8.572
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$10.312	$12.034	$9.410	$9.533	$9.747	$10.491	$8.856	$7.603	$8.538	$7.709
Accumulation unit value at end of period	$13.140	$10.312	$12.034	$9.410	$9.533	$9.747	$10.491	$8.856	$7.603	$8.538
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-244

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.094	$11.804	$9.248	$9.388	$9.618	$10.373	$8.773	$7.547	$8.493	$7.683
Accumulation unit value at end of period	$12.837	$10.094	$11.804	$9.248	$9.388	$9.618	$10.373	$8.773	$7.547	$8.493
Number of accumulation units outstanding at end of period (in thousands)	62	60	59	49	44	39	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.934	$11.634	$9.129	$9.281	$9.522	$10.285	$8.712	$7.505	$8.459	$7.664
Accumulation unit value at end of period	$12.614	$9.934	$11.634	$9.129	$9.281	$9.522	$10.285	$8.712	$7.505	$8.459
Number of accumulation units outstanding at end of period (in thousands)	21	81	78	80	82	69	48	17	15	1
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$9.776	$11.466	$9.011	$9.174	$9.427	$10.198	$8.651	$8.239	$-	$-
Accumulation unit value at end of period	$12.395	$9.776	$11.466	$9.011	$9.174	$9.427	$10.198	$8.651	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	36	35	49	36	28	23	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.673	$11.356	$8.933	$9.104	$9.365	$10.140	$8.611	$7.437	$8.402	$7.632
Accumulation unit value at end of period	$12.251	$9.673	$11.356	$8.933	$9.104	$9.365	$10.140	$8.611	$7.437	$8.402
Number of accumulation units outstanding at end of period (in thousands)	30	39	36	39	39	62	33	63	26	19
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.570	$11.247	$8.856	$9.035	$9.302	$10.083	$8.571	$7.410	$8.380	$7.619
Accumulation unit value at end of period	$12.109	$9.570	$11.247	$8.856	$9.035	$9.302	$10.083	$8.571	$7.410	$8.380
Number of accumulation units outstanding at end of period (in thousands)	23	22	14	20	17	16	9	8	3	2
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.368	$11.032	$8.704	$8.897	$9.179	$9.969	$8.491	$7.355	$8.335	$7.594
Accumulation unit value at end of period	$11.829	$9.368	$11.032	$8.704	$8.897	$9.179	$9.969	$8.491	$7.355	$8.335
Number of accumulation units outstanding at end of period (in thousands)	10	11	44	49	37	27	39	35	11	16
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.170	$10.820	$8.554	$8.762	$9.057	$9.857	$8.412	$7.301	$8.291	$7.569
Accumulation unit value at end of period	$11.556	$9.170	$10.820	$8.554	$8.762	$9.057	$9.857	$8.412	$7.301	$8.291
Number of accumulation units outstanding at end of period (in thousands)	53	65	80	90	81	78	66	60	49	26

APP I-245

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS® Technology Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$64.270	$63.262	$45.695	$42.245	$38.275	$34.704	$25.660	$22.458	$22.200	$18.483
Accumulation unit value at end of period	$87.249	$64.270	$63.262	$45.695	$42.245	$38.275	$34.704	$25.660	$22.458	$22.200
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$63.330	$62.431	$45.162	$41.815	$37.943	$34.454	$25.513	$22.363	$22.140	$18.460
Accumulation unit value at end of period	$85.844	$63.330	$62.431	$45.162	$41.815	$37.943	$34.454	$25.513	$22.363	$22.140
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$62.099	$61.340	$44.461	$41.249	$37.503	$34.124	$25.319	$22.238	$22.059	$18.429
Accumulation unit value at end of period	$84.007	$62.099	$61.340	$44.461	$41.249	$37.503	$34.124	$25.319	$22.238	$22.059
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$61.191	$60.535	$43.943	$40.829	$37.177	$33.878	$25.174	$22.144	$21.999	$18.407
Accumulation unit value at end of period	$82.654	$61.191	$60.535	$43.943	$40.829	$37.177	$33.878	$25.174	$22.144	$21.999
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$60.296	$59.740	$43.431	$40.413	$36.854	$33.634	$25.030	$25.620	$-	$-
Accumulation unit value at end of period	$81.324	$60.296	$59.740	$43.431	$40.413	$36.854	$33.634	$25.030	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$59.707	$59.215	$43.093	$40.139	$36.640	$33.472	$24.935	$21.988	$21.899	$18.369
Accumulation unit value at end of period	$80.449	$59.707	$59.215	$43.093	$40.139	$36.640	$33.472	$24.935	$21.988	$21.899
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	3	3	3	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$59.124	$58.696	$42.757	$39.866	$36.428	$33.311	$24.840	$21.926	$21.859	$18.354
Accumulation unit value at end of period	$79.583	$59.124	$58.696	$42.757	$39.866	$36.428	$33.311	$24.840	$21.926	$21.859
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-246

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$57.974	$57.670	$42.094	$39.326	$36.006	$32.991	$24.651	$21.802	$21.780	$18.324
Accumulation unit value at end of period	$77.879	$57.974	$57.670	$42.094	$39.326	$36.006	$32.991	$24.651	$21.802	$21.780
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	4	3
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$56.846	$56.663	$41.441	$38.793	$35.589	$32.675	$24.463	$21.680	$21.700	$18.293
Accumulation unit value at end of period	$76.212	$56.846	$56.663	$41.441	$38.793	$35.589	$32.675	$24.463	$21.680	$21.700
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	0
MFS® Total Return Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.770	$15.991	$15.379	$14.867	$14.962	$14.171	$14.334	$13.345	$12.546	$11.594
Accumulation unit value at end of period	$17.316	$15.770	$15.991	$15.379	$14.867	$14.962	$14.171	$14.334	$13.345	$12.546
Number of accumulation units outstanding at end of period (in thousands)	28	94	94	18	3	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.047	$15.280	$14.718	$14.249	$14.361	$13.622	$13.800	$12.867	$12.114	$11.212
Accumulation unit value at end of period	$16.496	$15.047	$15.280	$14.718	$14.249	$14.361	$13.622	$13.800	$12.867	$12.114
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.729	$14.988	$14.465	$14.032	$14.171	$13.468	$13.672	$12.773	$12.050	$11.175
Accumulation unit value at end of period	$16.116	$14.729	$14.988	$14.465	$14.032	$14.171	$13.468	$13.672	$12.773	$12.050
Number of accumulation units outstanding at end of period (in thousands)	-	-	21	29	30	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.881	$15.166	$14.658	$14.241	$14.403	$13.710	$13.938	$13.041	$12.321	$11.444
Accumulation unit value at end of period	$16.258	$14.881	$15.166	$14.658	$14.241	$14.403	$13.710	$13.938	$13.041	$12.321
Number of accumulation units outstanding at end of period (in thousands)	79	57	1	14	13	10	6	3	0	0
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.500	$15.820	$15.314	$14.901	$15.093	$14.388	$14.649	$14.561	$-	$-
Accumulation unit value at end of period	$16.909	$15.500	$15.820	$15.314	$14.901	$15.093	$14.388	$14.649	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	53	43	35	-	-	-	-	-
APP I-247

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.456	$14.769	$14.311	$13.938	$14.132	$13.485	$13.744	$12.892	$12.211	$11.370
Accumulation unit value at end of period	$15.754	$14.456	$14.769	$14.311	$13.938	$14.132	$13.485	$13.744	$12.892	$12.211
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	4	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.117	$15.461	$14.996	$14.620	$14.838	$14.173	$14.460	$13.577	$12.872	$11.998
Accumulation unit value at end of period	$16.459	$15.117	$15.461	$14.996	$14.620	$14.838	$14.173	$14.460	$13.577	$12.872
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.961	$14.307	$13.904	$13.583	$13.813	$13.221	$13.515	$12.715	$12.079	$11.281
Accumulation unit value at end of period	$15.169	$13.961	$14.307	$13.904	$13.583	$13.813	$13.221	$13.515	$12.715	$12.079
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	1	1	2	3	3	6	4
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.380	$14.765	$14.379	$14.074	$14.342	$13.754	$14.088	$13.281	$12.642	$11.830
Accumulation unit value at end of period	$15.593	$14.380	$14.765	$14.379	$14.074	$14.342	$13.754	$14.088	$13.281	$12.642
Number of accumulation units outstanding at end of period (in thousands)	8	7	9	8	4	3	3	2	1	1
MFS® Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.603	$17.623	$15.714	$14.436	$14.493	$13.379	$11.256	$10.112	$9.931	$9.021
Accumulation unit value at end of period	$19.963	$16.603	$17.623	$15.714	$14.436	$14.493	$13.379	$11.256	$10.112	$9.931
Number of accumulation units outstanding at end of period (in thousands)	25	83	87	91	88	79	60	60	22	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.070	$18.147	$16.205	$14.909	$14.990	$13.859	$11.677	$10.506	$10.333	$9.401
Accumulation unit value at end of period	$20.494	$17.070	$18.147	$16.205	$14.909	$14.990	$13.859	$11.677	$10.506	$10.333
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.710	$17.799	$15.927	$14.683	$14.792	$13.702	$11.569	$10.429	$10.278	$9.369
Accumulation unit value at end of period	$20.022	$16.710	$17.799	$15.927	$14.683	$14.792	$13.702	$11.569	$10.429	$10.278
Number of accumulation units outstanding at end of period (in thousands)	8	7	16	3	4	4	4	-	22	-

APP I-248

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.667	$16.713	$14.978	$13.828	$13.952	$12.944	$10.945	$9.881	$9.753	$8.904
Accumulation unit value at end of period	$18.744	$15.667	$16.713	$14.978	$13.828	$13.952	$12.944	$10.945	$9.881	$9.753
Number of accumulation units outstanding at end of period (in thousands)	23	24	24	39	36	30	25	24	13	29
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.944	$19.172	$17.206	$15.910	$16.076	$14.937	$12.649	$12.609	$-	$-
Accumulation unit value at end of period	$21.436	$17.944	$19.172	$17.206	$15.910	$16.076	$14.937	$12.649	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	2	1	1	1	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.219	$16.276	$14.622	$13.534	$13.689	$12.732	$10.792	$9.768	$9.665	$8.846
Accumulation unit value at end of period	$18.162	$15.219	$16.276	$14.622	$13.534	$13.689	$12.732	$10.792	$9.768	$9.665
Number of accumulation units outstanding at end of period (in thousands)	7	6	7	2	2	1	2	3	6	3
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.501	$18.736	$16.848	$15.610	$15.805	$14.714	$12.485	$11.312	$11.204	$10.264
Accumulation unit value at end of period	$20.865	$17.501	$18.736	$16.848	$15.610	$15.805	$14.714	$12.485	$11.312	$11.204
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	0	0	2	1
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.698	$15.767	$14.207	$13.189	$13.380	$12.482	$10.612	$9.634	$9.561	$8.777
Accumulation unit value at end of period	$17.488	$14.698	$15.767	$14.207	$13.189	$13.380	$12.482	$10.612	$9.634	$9.561
Number of accumulation units outstanding at end of period (in thousands)	11	11	11	17	17	32	24	16	8	7
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.647	$17.893	$16.155	$15.027	$15.276	$14.279	$12.165	$11.065	$11.004	$10.121
Accumulation unit value at end of period	$19.767	$16.647	$17.893	$16.155	$15.027	$15.276	$14.279	$12.165	$11.065	$11.004
Number of accumulation units outstanding at end of period (in thousands)	36	42	45	36	33	33	34	33	28	21
MFS® Utilities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.013	$17.862	$15.574	$13.980	$16.405	$14.571	$12.125	$10.697	$10.036	$8.841
Accumulation unit value at end of period	$22.492	$18.013	$17.862	$15.574	$13.980	$16.405	$14.571	$12.125	$10.697	$10.036
Number of accumulation units outstanding at end of period (in thousands)	3	3	6	-	-	-	5	4	5	-

APP I-249

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.092	$16.975	$14.823	$13.325	$15.661	$13.931	$11.609	$10.258	$9.638	$8.503
Accumulation unit value at end of period	$21.311	$17.092	$16.975	$14.823	$13.325	$15.661	$13.931	$11.609	$10.258	$9.638
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.933	$17.845	$15.614	$14.064	$16.562	$14.762	$12.327	$10.914	$10.275	$9.083
Accumulation unit value at end of period	$22.314	$17.933	$17.845	$15.614	$14.064	$16.562	$14.762	$12.327	$10.914	$10.275
Number of accumulation units outstanding at end of period (in thousands)	8	8	10	22	21	21	30	36	35	25
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.997	$16.940	$14.844	$13.391	$15.793	$14.098	$11.789	$10.453	$9.856	$8.726
Accumulation unit value at end of period	$21.118	$16.997	$16.940	$14.844	$13.391	$15.793	$14.098	$11.789	$10.453	$9.856
Number of accumulation units outstanding at end of period (in thousands)	43	48	40	33	38	35	26	20	23	21
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.988	$22.945	$20.136	$18.192	$21.488	$19.210	$16.089	$15.882	$-	$-
Accumulation unit value at end of period	$28.519	$22.988	$22.945	$20.136	$18.192	$21.488	$19.210	$16.089	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	11	14	13	19	17	14	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.511	$16.496	$14.491	$13.105	$15.495	$13.866	$11.625	$10.333	$9.768	$8.669
Accumulation unit value at end of period	$20.463	$16.511	$16.496	$14.491	$13.105	$15.495	$13.866	$11.625	$10.333	$9.768
Number of accumulation units outstanding at end of period (in thousands)	7	10	12	22	20	20	21	32	21	14
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.426	$22.429	$19.723	$17.854	$21.131	$18.929	$15.885	$14.134	$13.374	$11.882
Accumulation unit value at end of period	$27.766	$22.426	$22.429	$19.723	$17.854	$21.131	$18.929	$15.885	$14.134	$13.374
Number of accumulation units outstanding at end of period (in thousands)	16	16	7	8	9	10	9	21	25	25
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.946	$15.980	$14.080	$12.771	$15.145	$13.594	$11.431	$10.191	$9.662	$8.602
Accumulation unit value at end of period	$19.703	$15.946	$15.980	$14.080	$12.771	$15.145	$13.594	$11.431	$10.191	$9.662
Number of accumulation units outstanding at end of period (in thousands)	5	6	18	25	24	16	9	13	7	9

APP I-250

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.343	$21.432	$18.921	$17.197	$20.434	$18.378	$15.485	$13.833	$13.141	$11.722
Accumulation unit value at end of period	$26.319	$21.343	$21.432	$18.921	$17.197	$20.434	$18.378	$15.485	$13.833	$13.141
Number of accumulation units outstanding at end of period (in thousands)	14	12	14	34	31	35	34	33	31	19
MFS® Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.730	$20.832	$17.735	$15.578	$15.703	$14.237	$10.507	$9.047	$9.066	$8.138
Accumulation unit value at end of period	$24.300	$18.730	$20.832	$17.735	$15.578	$15.703	$14.237	$10.507	$9.047	$9.066
Number of accumulation units outstanding at end of period (in thousands)	132	262	274	270	316	295	217	208	114	103
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.289	$21.486	$18.319	$16.115	$16.269	$14.772	$10.918	$9.416	$9.449	$8.495
Accumulation unit value at end of period	$24.988	$19.289	$21.486	$18.319	$16.115	$16.269	$14.772	$10.918	$9.416	$9.449
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	137	112	86	51	34
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.982	$20.071	$17.146	$15.114	$15.288	$13.910	$10.301	$8.901	$8.951	$8.063
Accumulation unit value at end of period	$23.248	$17.982	$20.071	$17.146	$15.114	$15.288	$13.910	$10.301	$8.901	$8.951
Number of accumulation units outstanding at end of period (in thousands)	38	42	4	4	4	4	4	-	37	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.670	$19.753	$16.900	$14.919	$15.114	$13.772	$10.214	$8.840	$8.902	$8.031
Accumulation unit value at end of period	$22.811	$17.670	$19.753	$16.900	$14.919	$15.114	$13.772	$10.214	$8.840	$8.902
Number of accumulation units outstanding at end of period (in thousands)	33	35	44	21	5	10	10	20	16	38
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.364	$19.440	$16.658	$14.727	$14.942	$13.635	$10.128	$10.135	$-	$-
Accumulation unit value at end of period	$22.383	$17.364	$19.440	$16.658	$14.727	$14.942	$13.635	$10.128	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	7	10	12	11	11	13	16	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.803	$18.830	$16.151	$14.293	$14.516	$13.261	$9.859	$8.554	$8.636	$7.810
Accumulation unit value at end of period	$21.637	$16.803	$18.830	$16.151	$14.293	$14.516	$13.261	$9.859	$8.554	$8.636
Number of accumulation units outstanding at end of period (in thousands)	10	10	8	33	33	49	11	26	14	16

APP I-251

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.965	$19.031	$16.339	$14.474	$14.715	$13.455	$10.014	$8.697	$8.789	$7.957
Accumulation unit value at end of period	$21.824	$16.965	$19.031	$16.339	$14.474	$14.715	$13.455	$10.014	$8.697	$8.789
Number of accumulation units outstanding at end of period (in thousands)	6	1	26	20	8	3	2	1	33	29
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.228	$18.241	$15.692	$13.929	$14.189	$13.000	$9.695	$8.437	$8.543	$7.749
Accumulation unit value at end of period	$20.834	$16.228	$18.241	$15.692	$13.929	$14.189	$13.000	$9.695	$8.437	$8.543
Number of accumulation units outstanding at end of period (in thousands)	25	34	35	36	29	34	58	40	24	12
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.192	$18.238	$15.721	$13.982	$14.272	$13.102	$9.791	$8.537	$8.662	$7.873
Accumulation unit value at end of period	$20.747	$16.192	$18.238	$15.721	$13.982	$14.272	$13.102	$9.791	$8.537	$8.662
Number of accumulation units outstanding at end of period (in thousands)	40	39	42	54	59	58	48	58	52	35
MM MSCI EAFE® International Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.781	$11.378	$9.138	$9.074	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.869	$9.781	$11.378	$9.138	$9.074	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$9.713	$11.316	$9.102	$9.052	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.769	$9.713	$11.316	$9.102	$9.052	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$9.624	$11.234	$9.054	$9.022	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.637	$9.624	$11.234	$9.054	$9.022	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.557	$11.173	$9.018	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.540	$9.557	$11.173	$9.018	$9.000	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	28	27	15	47	1	-	-	-	-	-

APP I-252

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$9.491	$11.113	$8.983	$8.978	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.443	$9.491	$11.113	$8.983	$8.978	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	9	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.447	$11.073	$8.959	$8.963	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.378	$9.447	$11.073	$8.959	$8.963	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	2	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.404	$11.033	$8.936	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.314	$9.403	$11.033	$8.936	$8.949	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.317	$10.953	$8.889	$8.920	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.188	$9.317	$10.953	$8.889	$8.920	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.231	$10.874	$8.842	$8.891	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.062	$9.231	$10.874	$8.842	$8.891	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	-	-	-	-	-	-	-
MM Russell 2000® Small Cap Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.820	$14.486	$12.709	$10.531	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.000	$12.820	$14.486	$12.709	$10.531	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.732	$14.408	$12.659	$10.505	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.865	$12.732	$14.408	$12.659	$10.505	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-253

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.614	$14.304	$12.593	$10.471	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.688	$12.614	$14.304	$12.593	$10.471	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.527	$14.226	$12.543	$10.446	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.556	$12.527	$14.226	$12.543	$10.446	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.440	$14.149	$12.494	$10.420	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.425	$12.440	$14.149	$12.494	$10.420	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.383	$14.098	$12.461	$10.403	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.338	$12.383	$14.098	$12.461	$10.403	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.326	$14.047	$12.428	$10.386	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.252	$12.326	$14.047	$12.428	$10.386	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.212	$13.945	$12.363	$10.352	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.081	$12.212	$13.945	$12.363	$10.352	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	5	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.099	$13.845	$12.298	$10.319	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.913	$12.099	$13.845	$12.298	$10.319	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	6	6	1	-	-	-	-	-	-

APP I-254

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MM S&P 500® Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.315	$15.069	$12.446	$11.186	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.706	$14.315	$15.069	$12.446	$11.186	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.216	$14.987	$12.397	$11.159	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.549	$14.216	$14.987	$12.397	$11.159	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.085	$14.879	$12.332	$11.122	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.341	$14.085	$14.879	$12.332	$11.122	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.988	$14.798	$12.283	$11.095	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.187	$13.988	$14.798	$12.283	$11.095	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	125	80	5	20	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.891	$14.718	$12.235	$11.068	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.034	$13.891	$14.718	$12.235	$11.068	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	68	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.827	$14.665	$12.203	$11.050	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.933	$13.827	$14.665	$12.203	$11.050	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	11	10	10	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.763	$14.612	$12.171	$11.032	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.832	$13.763	$14.612	$12.171	$11.032	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-255

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.636	$14.506	$12.107	$10.996	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.633	$13.636	$14.506	$12.107	$10.996	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.510	$14.401	$12.044	$10.960	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.435	$13.510	$14.401	$12.044	$10.960	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	6	15	1	2	-	-	-	-	-
MM S&P® Mid Cap Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.877	$14.582	$12.642	$10.553	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.149	$12.877	$14.582	$12.642	$10.553	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	11	11	10	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.788	$14.503	$12.593	$10.527	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.014	$12.788	$14.503	$12.593	$10.527	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.670	$14.399	$12.527	$10.493	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.834	$12.670	$14.399	$12.527	$10.493	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.583	$14.320	$12.477	$10.468	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.701	$12.583	$14.320	$12.477	$10.468	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	43	45	25	4	3	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.496	$14.243	$12.428	$10.442	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.569	$12.496	$14.243	$12.428	$10.442	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	18	16	15	-	-	-	-	-
APP I-256

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.438	$14.191	$12.396	$10.425	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.482	$12.438	$14.191	$12.396	$10.425	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	3	1	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.380	$14.140	$12.363	$10.408	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.395	$12.380	$14.140	$12.363	$10.408	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	11	1	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.266	$14.038	$12.298	$10.374	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.222	$12.266	$14.038	$12.298	$10.374	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	10	5	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.153	$13.937	$12.234	$10.340	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.052	$12.153	$13.937	$12.234	$10.340	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	40	37	55	8	6	-	-	-	-	-
Neuberger Berman Sustainable Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.967	$25.491	$21.537	$19.599	$19.723	$17.879	$12.968	$11.708	$12.082	$11.123
Accumulation unit value at end of period	$30.105	$23.967	$25.491	$21.537	$19.599	$19.723	$17.879	$12.968	$11.708	$12.082
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	1	0	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.651	$25.193	$21.317	$19.428	$19.580	$17.776	$12.913	$11.676	$12.067	$11.120
Accumulation unit value at end of period	$29.664	$23.651	$25.193	$21.317	$19.428	$19.580	$17.776	$12.913	$11.676	$12.067
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.236	$24.801	$21.027	$19.202	$19.391	$17.640	$12.839	$11.633	$12.046	$11.116
Accumulation unit value at end of period	$29.085	$23.236	$24.801	$21.027	$19.202	$19.391	$17.640	$12.839	$11.633	$12.046
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-257

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.930	$24.511	$20.812	$19.034	$19.251	$17.539	$12.785	$11.601	$12.031	$11.112
Accumulation unit value at end of period	$28.659	$22.930	$24.511	$20.812	$19.034	$19.251	$17.539	$12.785	$11.601	$12.031
Number of accumulation units outstanding at end of period (in thousands)	20	20	19	2	17	20	1	0	0	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.628	$24.225	$20.600	$18.868	$19.111	$17.438	$12.730	$12.608	$-	$-
Accumulation unit value at end of period	$28.239	$22.628	$24.225	$20.600	$18.868	$19.111	$17.438	$12.730	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	18	1	1	13	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.428	$24.035	$20.459	$18.758	$19.019	$17.371	$12.694	$11.547	$12.005	$11.107
Accumulation unit value at end of period	$27.962	$22.428	$24.035	$20.459	$18.758	$19.019	$17.371	$12.694	$11.547	$12.005
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	3	1	-	3	0	0	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.231	$23.848	$20.320	$18.649	$18.927	$17.304	$12.658	$11.526	$11.995	$11.105
Accumulation unit value at end of period	$27.688	$22.231	$23.848	$20.320	$18.649	$18.927	$17.304	$12.658	$11.526	$11.995
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	4	4	4	3	11	4	0
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.841	$23.477	$20.044	$18.432	$18.744	$17.172	$12.586	$11.483	$11.975	$11.101
Accumulation unit value at end of period	$27.148	$21.841	$23.477	$20.044	$18.432	$18.744	$17.172	$12.586	$11.483	$11.975
Number of accumulation units outstanding at end of period (in thousands)	6	7	6	3	6	8	7	7	5	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441	$11.955	$11.097
Accumulation unit value at end of period	$26.619	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441	$11.955
Number of accumulation units outstanding at end of period (in thousands)	15	16	13	12	12	11	9	8	4	2
North Square Oak Ridge Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-258

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.551	$12.431	$10.502	$10.333	$10.891	$10.110	$-	$-	$-	$-
Accumulation unit value at end of period	$14.069	$11.551	$12.431	$10.502	$10.333	$10.891	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	5	10	0	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.479	$12.372	$10.467	$10.314	$10.888	$10.110	$-	$-	$-	$-
Accumulation unit value at end of period	$13.960	$11.479	$12.372	$10.467	$10.314	$10.888	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	26	15	19	17	16	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.431	$12.332	$10.444	$10.302	$10.880	$10.110	$-	$-	$-	$-
Accumulation unit value at end of period	$13.887	$11.431	$12.332	$10.444	$10.302	$10.880	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	3	3	1	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.383	$12.293	$10.421	$10.289	$10.880	$10.110	$-	$-	$-	$-
Accumulation unit value at end of period	$13.815	$11.383	$12.293	$10.421	$10.289	$10.880	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	11	13	10	10	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.287	$12.215	$10.375	$10.264	$10.880	$10.110	$-	$-	$-	$-
Accumulation unit value at end of period	$13.672	$11.287	$12.215	$10.375	$10.264	$10.880	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	7	11	8	-	-	-	-

APP I-259

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.193	$12.137	$10.330	$10.240	$10.880	$10.110	$-	$-	$-	$-
Accumulation unit value at end of period	$13.530	$11.193	$12.137	$10.330	$10.240	$10.880	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	14	13	15	15	12	-	-	-	-
Nuveen Mid Cap Growth Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.183	$26.614	$21.382	$21.135	$21.346	$19.707	$14.435	$12.571	$12.953	$11.223
Accumulation unit value at end of period	$32.262	$24.183	$26.614	$21.382	$21.135	$21.346	$19.707	$14.435	$12.571	$12.953
Number of accumulation units outstanding at end of period (in thousands)	-	13	12	14	12	11	12	16	14	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.865	$26.303	$21.164	$20.951	$21.191	$19.593	$14.374	$12.536	$12.937	$11.220
Accumulation unit value at end of period	$31.789	$23.865	$26.303	$21.164	$20.951	$21.191	$19.593	$14.374	$12.536	$12.937
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.446	$25.894	$20.876	$20.707	$20.987	$19.443	$14.292	$12.490	$12.915	$11.216
Accumulation unit value at end of period	$31.169	$23.446	$25.894	$20.876	$20.707	$20.987	$19.443	$14.292	$12.490	$12.915
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.137	$25.592	$20.663	$20.527	$20.835	$19.331	$14.231	$12.455	$12.899	$11.213
Accumulation unit value at end of period	$30.712	$23.137	$25.592	$20.663	$20.527	$20.835	$19.331	$14.231	$12.455	$12.899
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.832	$25.293	$20.452	$20.347	$20.684	$19.220	$14.171	$14.396	$-	$-
Accumulation unit value at end of period	$30.262	$22.832	$25.293	$20.452	$20.347	$20.684	$19.220	$14.171	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	3	3	3	5	6	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.631	$25.095	$20.313	$20.229	$20.584	$19.147	$14.130	$12.398	$12.871	$11.208
Accumulation unit value at end of period	$29.966	$22.631	$25.095	$20.313	$20.229	$20.584	$19.147	$14.130	$12.398	$12.871
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-260

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.432	$24.899	$20.174	$20.111	$20.485	$19.073	$14.090	$12.375	$12.860	$11.206
Accumulation unit value at end of period	$29.672	$22.432	$24.899	$20.174	$20.111	$20.485	$19.073	$14.090	$12.375	$12.860
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	2	1	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.039	$24.512	$19.900	$19.877	$20.287	$18.927	$14.010	$12.329	$12.839	$11.202
Accumulation unit value at end of period	$29.094	$22.039	$24.512	$19.900	$19.877	$20.287	$18.927	$14.010	$12.329	$12.839
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	3	2	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.652	$24.131	$19.629	$19.646	$20.092	$18.782	$13.931	$12.284	$12.817	$11.198
Accumulation unit value at end of period	$28.526	$21.652	$24.131	$19.629	$19.646	$20.092	$18.782	$13.931	$12.284	$12.817
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	1	1	1	3	1	0
Nuveen NWQ International Value
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.720	$11.896	$9.878	$9.685	$9.449	$10.330	$8.493	$8.318	$10.326	$-
Accumulation unit value at end of period	$11.485	$9.720	$11.896	$9.878	$9.685	$9.449	$10.330	$8.493	$8.318	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$9.606	$11.774	$9.791	$9.614	$9.394	$10.286	$8.469	$8.306	$10.323	$-
Accumulation unit value at end of period	$11.333	$9.606	$11.774	$9.791	$9.614	$9.394	$10.286	$8.469	$8.306	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$9.455	$11.613	$9.677	$9.521	$9.321	$10.226	$8.437	$8.292	$10.318	$-
Accumulation unit value at end of period	$11.133	$9.455	$11.613	$9.677	$9.521	$9.321	$10.226	$8.437	$8.292	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.344	$11.494	$9.592	$9.451	$9.267	$10.182	$8.414	$8.281	$10.315	$-
Accumulation unit value at end of period	$10.986	$9.344	$11.494	$9.592	$9.451	$9.267	$10.182	$8.414	$8.281	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	0	-	-	-

APP I-261

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$9.234	$11.376	$9.508	$9.382	$9.213	$10.138	$8.390	$8.352	$-	$-
Accumulation unit value at end of period	$10.840	$9.234	$11.376	$9.508	$9.382	$9.213	$10.138	$8.390	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.162	$11.298	$9.452	$9.336	$9.177	$10.109	$8.374	$8.262	$10.309	$-
Accumulation unit value at end of period	$10.744	$9.162	$11.298	$9.452	$9.336	$9.177	$10.109	$8.374	$8.262	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.090	$11.220	$9.396	$9.291	$9.142	$10.080	$8.358	$8.255	$10.307	$-
Accumulation unit value at end of period	$10.649	$9.090	$11.220	$9.396	$9.291	$9.142	$10.080	$8.358	$8.255	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$8.947	$11.067	$9.286	$9.200	$9.071	$10.022	$8.327	$8.240	$10.303	$-
Accumulation unit value at end of period	$10.462	$8.947	$11.067	$9.286	$9.200	$9.071	$10.022	$8.327	$8.240	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	3	3	1	1	2	3	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.807	$10.915	$9.178	$9.111	$9.001	$9.964	$8.295	$8.226	$10.298	$-
Accumulation unit value at end of period	$10.277	$8.807	$10.915	$9.178	$9.111	$9.001	$9.964	$8.295	$8.226	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	0	-
Nuveen Santa Barbara Dividend Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.850	$17.619	$14.717	$13.191	$13.630	$12.074	$10.000	$-	$-	$-
Accumulation unit value at end of period	$22.167	$16.850	$17.619	$14.717	$13.191	$13.630	$12.074	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.700	$17.488	$14.630	$13.133	$13.590	$12.056	$10.000	$-	$-	$-
Accumulation unit value at end of period	$21.937	$16.700	$17.488	$14.630	$13.133	$13.590	$12.056	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-262

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.502	$17.316	$14.515	$13.056	$13.537	$12.033	$10.000	$-	$-	$-
Accumulation unit value at end of period	$21.634	$16.502	$17.316	$14.515	$13.056	$13.537	$12.033	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.356	$17.188	$14.430	$12.998	$13.498	$12.016	$10.000	$-	$-	$-
Accumulation unit value at end of period	$21.410	$16.356	$17.188	$14.430	$12.998	$13.498	$12.016	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.210	$17.061	$14.344	$12.941	$13.458	$11.999	$10.000	$-	$-	$-
Accumulation unit value at end of period	$21.188	$16.210	$17.061	$14.344	$12.941	$13.458	$11.999	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.114	$16.977	$14.288	$12.902	$13.432	$11.988	$10.000	$-	$-	$-
Accumulation unit value at end of period	$21.041	$16.114	$16.977	$14.288	$12.902	$13.432	$11.988	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.018	$16.893	$14.232	$12.864	$13.406	$11.976	$10.000	$-	$-	$-
Accumulation unit value at end of period	$20.895	$16.018	$16.893	$14.232	$12.864	$13.406	$11.976	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	1	1	-	0	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.829	$16.727	$14.120	$12.789	$13.354	$11.953	$10.000	$-	$-	$-
Accumulation unit value at end of period	$20.607	$15.829	$16.727	$14.120	$12.789	$13.354	$11.953	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.641	$16.562	$14.008	$12.713	$13.301	$11.931	$10.000	$-	$-	$-
Accumulation unit value at end of period	$20.322	$15.641	$16.562	$14.008	$12.713	$13.301	$11.931	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-263

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Nuveen Small Cap Select Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.080	$24.865	$22.657	$18.676	$19.073	$18.089	$13.712	$12.234	$12.488	$11.429
Accumulation unit value at end of period	$28.405	$22.080	$24.865	$22.657	$18.676	$19.073	$18.089	$13.712	$12.234	$12.488
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.789	$24.574	$22.425	$18.513	$18.935	$17.985	$13.653	$12.200	$12.472	$11.425
Accumulation unit value at end of period	$27.988	$21.789	$24.574	$22.425	$18.513	$18.935	$17.985	$13.653	$12.200	$12.472
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.407	$24.192	$22.121	$18.298	$18.752	$17.847	$13.576	$12.156	$12.451	$11.421
Accumulation unit value at end of period	$27.442	$21.407	$24.192	$22.121	$18.298	$18.752	$17.847	$13.576	$12.156	$12.451
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.125	$23.909	$21.895	$18.138	$18.616	$17.744	$13.518	$12.122	$12.435	$11.418
Accumulation unit value at end of period	$27.040	$21.125	$23.909	$21.895	$18.138	$18.616	$17.744	$13.518	$12.122	$12.435
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.847	$23.630	$21.671	$17.980	$18.482	$17.642	$13.460	$13.394	$-	$-
Accumulation unit value at end of period	$26.644	$20.847	$23.630	$21.671	$17.980	$18.482	$17.642	$13.460	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	1	2	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.663	$23.445	$21.524	$17.875	$18.392	$17.575	$13.422	$12.066	$12.409	$11.413
Accumulation unit value at end of period	$26.383	$20.663	$23.445	$21.524	$17.875	$18.392	$17.575	$13.422	$12.066	$12.409
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.481	$23.262	$21.377	$17.771	$18.303	$17.507	$13.384	$12.044	$12.399	$11.411
Accumulation unit value at end of period	$26.124	$20.481	$23.262	$21.377	$17.771	$18.303	$17.507	$13.384	$12.044	$12.399
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-264

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.122	$22.901	$21.086	$17.564	$18.127	$17.373	$13.308	$11.999	$12.378	$11.407
Accumulation unit value at end of period	$25.615	$20.122	$22.901	$21.086	$17.564	$18.127	$17.373	$13.308	$11.999	$12.378
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.769	$22.544	$20.800	$17.360	$17.952	$17.240	$13.232	$11.955	$12.357	$11.402
Accumulation unit value at end of period	$25.115	$19.769	$22.544	$20.800	$17.360	$17.952	$17.240	$13.232	$11.955	$12.357
Number of accumulation units outstanding at end of period (in thousands)	1	2	-	1	-	-	0	2	1	-
PGIM Jennison 20/20 Focus Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.032	$39.036	$30.838	$29.893	$28.609	$26.914	$20.893	$18.495	$19.237	$17.918
Accumulation unit value at end of period	$47.608	$37.032	$39.036	$30.838	$29.893	$28.609	$26.914	$20.893	$18.495	$19.237
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	11	14	15	4	3
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$36.490	$38.523	$30.478	$29.589	$28.360	$26.720	$20.774	$18.417	$19.185	$17.896
Accumulation unit value at end of period	$46.841	$36.490	$38.523	$30.478	$29.589	$28.360	$26.720	$20.774	$18.417	$19.185
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$35.781	$37.850	$30.005	$29.188	$28.032	$26.464	$20.615	$18.313	$19.115	$17.866
Accumulation unit value at end of period	$45.839	$35.781	$37.850	$30.005	$29.188	$28.032	$26.464	$20.615	$18.313	$19.115
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	0	0
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$35.257	$37.353	$29.655	$28.890	$27.788	$26.273	$20.498	$18.236	$19.063	$17.844
Accumulation unit value at end of period	$45.101	$35.257	$37.353	$29.655	$28.890	$27.788	$26.273	$20.498	$18.236	$19.063
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	5	6	6	2	2	1	1
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$34.742	$36.862	$29.309	$28.596	$27.546	$26.084	$20.380	$20.437	$-	$-
Accumulation unit value at end of period	$44.374	$34.742	$36.862	$29.309	$28.596	$27.546	$26.084	$20.380	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	-	-
APP I-265

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$34.402	$36.538	$29.081	$28.402	$27.387	$25.958	$20.303	$18.107	$18.976	$17.807
Accumulation unit value at end of period	$43.897	$34.402	$36.538	$29.081	$28.402	$27.387	$25.958	$20.303	$18.107	$18.976
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	4	4	4	3
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.066	$36.218	$28.855	$28.209	$27.228	$25.833	$20.225	$18.056	$18.942	$17.793
Accumulation unit value at end of period	$43.424	$34.066	$36.218	$28.855	$28.209	$27.228	$25.833	$20.225	$18.056	$18.942
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$33.403	$35.585	$28.407	$27.827	$26.912	$25.585	$20.071	$17.955	$18.873	$17.764
Accumulation unit value at end of period	$42.495	$33.403	$35.585	$28.407	$27.827	$26.912	$25.585	$20.071	$17.955	$18.873
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	1	2	1	1	1	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.754	$34.963	$27.966	$27.449	$26.601	$25.340	$19.918	$17.854	$18.804	$17.734
Accumulation unit value at end of period	$41.585	$32.754	$34.963	$27.966	$27.449	$26.601	$25.340	$19.918	$17.854	$18.804
Number of accumulation units outstanding at end of period (in thousands)	1	4	5	6	5	5	5	6	7	3
PGIM Jennison Mid-Cap Growth Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.267	$39.615	$32.398	$31.202	$32.072	$29.381	$23.013	$19.858	$19.448	$16.209
Accumulation unit value at end of period	$49.743	$36.267	$39.615	$32.398	$31.202	$32.072	$29.381	$23.013	$19.858	$19.448
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	4	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$35.736	$39.094	$32.020	$30.884	$31.793	$29.170	$22.881	$19.774	$19.395	$16.189
Accumulation unit value at end of period	$48.942	$35.736	$39.094	$32.020	$30.884	$31.793	$29.170	$22.881	$19.774	$19.395
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	22	21	26	26	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$35.041	$38.411	$31.523	$30.466	$31.425	$28.890	$22.707	$19.663	$19.325	$16.163
Accumulation unit value at end of period	$47.894	$35.041	$38.411	$31.523	$30.466	$31.425	$28.890	$22.707	$19.663	$19.325
Number of accumulation units outstanding at end of period (in thousands)	1	1	6	6	6	1	1	0	0	0

APP I-266

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$34.529	$37.907	$31.156	$30.156	$31.152	$28.682	$22.577	$19.580	$19.272	$16.143
Accumulation unit value at end of period	$47.123	$34.529	$37.907	$31.156	$30.156	$31.152	$28.682	$22.577	$19.580	$19.272
Number of accumulation units outstanding at end of period (in thousands)	3	7	7	9	8	11	42	36	8	6
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$34.024	$37.409	$30.792	$29.849	$30.881	$28.475	$22.448	$22.474	$-	$-
Accumulation unit value at end of period	$46.364	$34.024	$37.409	$30.792	$29.849	$30.881	$28.475	$22.448	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	1	1	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$33.691	$37.080	$30.553	$29.646	$30.702	$28.338	$22.363	$19.442	$19.184	$16.110
Accumulation unit value at end of period	$45.865	$33.691	$37.080	$30.553	$29.646	$30.702	$28.338	$22.363	$19.442	$19.184
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	4	3	4	4	9	3	2
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$33.362	$36.755	$30.315	$29.444	$30.523	$28.202	$22.277	$19.387	$19.149	$16.096
Accumulation unit value at end of period	$45.372	$33.362	$36.755	$30.315	$29.444	$30.523	$28.202	$22.277	$19.387	$19.149
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	2	2	2	2	1	1	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$32.713	$36.113	$29.844	$29.045	$30.170	$27.931	$22.108	$19.278	$19.080	$16.070
Accumulation unit value at end of period	$44.400	$32.713	$36.113	$29.844	$29.045	$30.170	$27.931	$22.108	$19.278	$19.080
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	1	1	1	1	0	0	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.077	$35.481	$29.381	$28.652	$29.821	$27.663	$21.939	$19.170	$19.010	$16.043
Accumulation unit value at end of period	$43.450	$32.077	$35.481	$29.381	$28.652	$29.821	$27.663	$21.939	$19.170	$19.010
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	5	5	5	5	4	3	1
PGIM Jennison Natural Resources Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$5.864	$8.126	$7.742	$5.768	$8.171	$10.206	$9.299	$10.000	$-	$-
Accumulation unit value at end of period	$6.832	$5.864	$8.126	$7.742	$5.768	$8.171	$10.206	$9.299	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	47	71	75	83	87	-	-	-	-	-

APP I-267

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$5.803	$8.054	$7.685	$5.734	$8.134	$10.176	$9.285	$10.000	$-	$-
Accumulation unit value at end of period	$6.751	$5.803	$8.054	$7.685	$5.734	$8.134	$10.176	$9.285	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$5.722	$7.958	$7.609	$5.689	$8.086	$10.136	$9.267	$10.000	$-	$-
Accumulation unit value at end of period	$6.644	$5.722	$7.958	$7.609	$5.689	$8.086	$10.136	$9.267	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	54	3	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$5.663	$7.887	$7.552	$5.655	$8.050	$10.106	$9.254	$10.000	$-	$-
Accumulation unit value at end of period	$6.565	$5.663	$7.887	$7.552	$5.655	$8.050	$10.106	$9.254	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	1	1	1	-	0	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$5.604	$7.817	$7.496	$5.621	$8.015	$10.077	$9.241	$10.000	$-	$-
Accumulation unit value at end of period	$6.487	$5.604	$7.817	$7.496	$5.621	$8.015	$10.077	$9.241	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$5.565	$7.770	$7.459	$5.599	$7.991	$10.057	$9.232	$10.000	$-	$-
Accumulation unit value at end of period	$6.435	$5.565	$7.770	$7.459	$5.599	$7.991	$10.057	$9.232	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$5.526	$7.724	$7.422	$5.577	$7.967	$10.037	$9.223	$10.000	$-	$-
Accumulation unit value at end of period	$6.384	$5.526	$7.724	$7.422	$5.577	$7.967	$10.037	$9.223	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	2	1	1	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$5.450	$7.633	$7.348	$5.533	$7.920	$9.998	$9.205	$10.000	$-	$-
Accumulation unit value at end of period	$6.283	$5.450	$7.633	$7.348	$5.533	$7.920	$9.998	$9.205	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	-	-	-	1	-	0	-	-	-

APP I-268

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$10.000	$-	$-
Accumulation unit value at end of period	$6.184	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	9	9	7	2	1	0	-	-	-
PIMCO Real Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.087	$15.452	$14.928	$14.268	$14.731	$14.301	$15.787	$14.506	$13.054	$12.007
Accumulation unit value at end of period	$16.309	$15.087	$15.452	$14.928	$14.268	$14.731	$14.301	$15.787	$14.506	$13.054
Number of accumulation units outstanding at end of period (in thousands)	89	92	106	66	154	147	146	57	50	12
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.997	$13.331	$12.898	$12.346	$12.766	$12.412	$13.722	$12.628	$11.381	$10.484
Accumulation unit value at end of period	$14.028	$12.997	$13.331	$12.898	$12.346	$12.766	$12.412	$13.722	$12.628	$11.381
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	188	149	86	48	32
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.972	$16.415	$15.914	$15.264	$15.814	$15.407	$17.067	$15.738	$14.212	$13.118
Accumulation unit value at end of period	$17.205	$15.972	$16.415	$15.914	$15.264	$15.814	$15.407	$17.067	$15.738	$14.212
Number of accumulation units outstanding at end of period (in thousands)	29	26	52	65	75	61	94	97	88	87
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.625	$16.084	$15.616	$15.000	$15.564	$15.186	$16.847	$15.559	$14.071	$13.008
Accumulation unit value at end of period	$16.806	$15.625	$16.084	$15.616	$15.000	$15.564	$15.186	$16.847	$15.559	$14.071
Number of accumulation units outstanding at end of period (in thousands)	95	171	173	201	204	196	172	113	79	41
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.286	$15.758	$15.323	$14.741	$15.318	$14.968	$16.631	$16.537	$-	$-
Accumulation unit value at end of period	$16.417	$15.286	$15.758	$15.323	$14.741	$15.318	$14.968	$16.631	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	26	48	72	90	76	86	99	90	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.753	$14.192	$13.813	$13.302	$13.837	$13.534	$15.053	$13.936	$12.635	$11.709
Accumulation unit value at end of period	$14.755	$13.753	$14.192	$13.813	$13.302	$13.837	$13.534	$15.053	$13.936	$12.635
Number of accumulation units outstanding at end of period (in thousands)	42	49	36	70	65	69	66	78	54	45

APP I-269

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.846	$15.335	$14.941	$14.402	$14.996	$14.683	$16.347	$15.149	$13.749	$12.754
Accumulation unit value at end of period	$15.912	$14.846	$15.335	$14.941	$14.402	$14.996	$14.683	$16.347	$15.149	$13.749
Number of accumulation units outstanding at end of period (in thousands)	33	32	27	33	47	39	55	56	56	78
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.282	$13.747	$13.421	$12.963	$13.525	$13.269	$14.802	$13.745	$12.499	$11.618
Accumulation unit value at end of period	$14.207	$13.282	$13.747	$13.421	$12.963	$13.525	$13.269	$14.802	$13.745	$12.499
Number of accumulation units outstanding at end of period (in thousands)	47	50	91	82	79	89	87	62	37	33
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.002	$14.522	$14.205	$13.748	$14.372	$14.128	$15.792	$14.694	$13.389	$12.470
Accumulation unit value at end of period	$14.948	$14.002	$14.522	$14.205	$13.748	$14.372	$14.128	$15.792	$14.694	$13.389
Number of accumulation units outstanding at end of period (in thousands)	73	74	98	111	117	140	131	143	127	83
PIMCO Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.150	$17.253	$16.472	$16.116	$16.062	$15.402	$15.765	$14.339	$13.821	$12.750
Accumulation unit value at end of period	$18.506	$17.150	$17.253	$16.472	$16.116	$16.062	$15.402	$15.765	$14.339	$13.821
Number of accumulation units outstanding at end of period (in thousands)	58	73	102	159	271	373	347	361	233	55
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.109	$15.222	$14.555	$14.262	$14.235	$13.671	$14.014	$12.766	$12.323	$11.385
Accumulation unit value at end of period	$16.279	$15.109	$15.222	$14.555	$14.262	$14.235	$13.671	$14.014	$12.766	$12.323
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	164	126	77	43	28
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.604	$15.753	$15.093	$14.818	$14.820	$14.261	$14.648	$13.370	$12.932	$11.972
Accumulation unit value at end of period	$16.779	$15.604	$15.753	$15.093	$14.818	$14.820	$14.261	$14.648	$13.370	$12.932
Number of accumulation units outstanding at end of period (in thousands)	116	101	106	144	150	295	291	144	205	123
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.183	$16.362	$15.700	$15.438	$15.463	$14.901	$15.329	$14.013	$13.574	$12.585
Accumulation unit value at end of period	$17.376	$16.183	$16.362	$15.700	$15.438	$15.463	$14.901	$15.329	$14.013	$13.574
Number of accumulation units outstanding at end of period (in thousands)	135	182	177	237	253	326	364	522	505	357

APP I-270

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.546	$16.754	$16.100	$15.855	$15.905	$15.350	$15.815	$15.687	$-	$-
Accumulation unit value at end of period	$17.739	$16.546	$16.754	$16.100	$15.855	$15.905	$15.350	$15.815	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	48	82	93	81	117	116	124	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.720	$15.934	$15.328	$15.109	$15.171	$14.657	$15.116	$13.852	$13.452	$12.503
Accumulation unit value at end of period	$16.837	$15.720	$15.934	$15.328	$15.109	$15.171	$14.657	$15.116	$13.852	$13.452
Number of accumulation units outstanding at end of period (in thousands)	127	166	162	150	178	180	207	276	172	124
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.136	$16.372	$15.764	$15.555	$15.635	$15.120	$15.609	$14.318	$13.918	$12.950
Accumulation unit value at end of period	$17.264	$16.136	$16.372	$15.764	$15.555	$15.635	$15.120	$15.609	$14.318	$13.918
Number of accumulation units outstanding at end of period (in thousands)	77	74	76	81	86	87	70	67	72	70
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.182	$15.435	$14.892	$14.724	$14.829	$14.370	$14.864	$13.662	$13.307	$12.406
Accumulation unit value at end of period	$16.212	$15.182	$15.435	$14.892	$14.724	$14.829	$14.370	$14.864	$13.662	$13.307
Number of accumulation units outstanding at end of period (in thousands)	94	107	159	172	162	192	243	191	161	110
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.346	$15.633	$15.113	$14.972	$15.109	$14.671	$15.205	$14.004	$13.667	$12.767
Accumulation unit value at end of period	$16.354	$15.346	$15.633	$15.113	$14.972	$15.109	$14.671	$15.205	$14.004	$13.667
Number of accumulation units outstanding at end of period (in thousands)	183	204	221	284	263	284	311	380	316	224
PIMCO Total Return ESG Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.717	$11.839	$11.361	$11.062	$11.047	$10.594	$10.845	$10.000	$-	$-
Accumulation unit value at end of period	$12.735	$11.717	$11.839	$11.361	$11.062	$11.047	$10.594	$10.845	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.596	$11.733	$11.277	$10.997	$10.998	$10.563	$10.829	$10.000	$-	$-
Accumulation unit value at end of period	$12.584	$11.596	$11.733	$11.277	$10.997	$10.998	$10.563	$10.829	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-271

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.435	$11.594	$11.166	$10.910	$10.933	$10.521	$10.808	$10.000	$-	$-
Accumulation unit value at end of period	$12.385	$11.435	$11.594	$11.166	$10.910	$10.933	$10.521	$10.808	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.316	$11.491	$11.083	$10.845	$10.884	$10.490	$10.793	$10.000	$-	$-
Accumulation unit value at end of period	$12.238	$11.316	$11.491	$11.083	$10.845	$10.884	$10.490	$10.793	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.199	$11.389	$11.001	$10.781	$10.836	$10.459	$10.777	$10.000	$-	$-
Accumulation unit value at end of period	$12.092	$11.199	$11.389	$11.001	$10.781	$10.836	$10.459	$10.777	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	0	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.121	$11.321	$10.946	$10.738	$10.804	$10.439	$10.767	$10.000	$-	$-
Accumulation unit value at end of period	$11.996	$11.121	$11.321	$10.946	$10.738	$10.804	$10.439	$10.767	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.044	$11.254	$10.892	$10.696	$10.772	$10.418	$10.756	$10.000	$-	$-
Accumulation unit value at end of period	$11.901	$11.044	$11.254	$10.892	$10.696	$10.772	$10.418	$10.756	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	11	11	18	10	10	11	19	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.891	$11.120	$10.784	$10.611	$10.708	$10.377	$10.735	$10.000	$-	$-
Accumulation unit value at end of period	$11.713	$10.891	$11.120	$10.784	$10.611	$10.708	$10.377	$10.735	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	5	3	3	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$10.000	$-	$-
Accumulation unit value at end of period	$11.528	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	1	1	0	0	-	-

APP I-272

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Pioneer Disciplined Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.214	$22.185	$18.268	$16.030	$17.012	$15.523	$11.896	$10.689	$11.206	$10.587
Accumulation unit value at end of period	$24.888	$19.214	$22.185	$18.268	$16.030	$17.012	$15.523	$11.896	$10.689	$11.206
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.960	$21.925	$18.082	$15.890	$16.889	$15.434	$11.845	$10.659	$11.192	$10.584
Accumulation unit value at end of period	$24.524	$18.960	$21.925	$18.082	$15.890	$16.889	$15.434	$11.845	$10.659	$11.192
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.628	$21.584	$17.836	$15.705	$16.726	$15.316	$11.778	$10.620	$11.173	$10.580
Accumulation unit value at end of period	$24.045	$18.628	$21.584	$17.836	$15.705	$16.726	$15.316	$11.778	$10.620	$11.173
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.382	$21.332	$17.654	$15.568	$16.605	$15.227	$11.728	$10.590	$11.159	$10.577
Accumulation unit value at end of period	$23.693	$18.382	$21.332	$17.654	$15.568	$16.605	$15.227	$11.728	$10.590	$11.159
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.140	$21.083	$17.473	$15.432	$16.484	$15.140	$11.678	$11.725	$-	$-
Accumulation unit value at end of period	$23.346	$18.140	$21.083	$17.473	$15.432	$16.484	$15.140	$11.678	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.980	$20.918	$17.354	$15.342	$16.405	$15.082	$11.645	$10.542	$11.135	$10.572
Accumulation unit value at end of period	$23.117	$17.980	$20.918	$17.354	$15.342	$16.405	$15.082	$11.645	$10.542	$11.135
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.822	$20.755	$17.236	$15.253	$16.325	$15.024	$11.611	$10.522	$11.126	$10.570
Accumulation unit value at end of period	$22.890	$17.822	$20.755	$17.236	$15.253	$16.325	$15.024	$11.611	$10.522	$11.126
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-273

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.509	$20.432	$17.001	$15.075	$16.168	$14.909	$11.545	$10.483	$11.107	$10.566
Accumulation unit value at end of period	$22.444	$17.509	$20.432	$17.001	$15.075	$16.168	$14.909	$11.545	$10.483	$11.107
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	3	3	3	5	2	2	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.202	$20.114	$16.770	$14.900	$16.012	$14.795	$11.480	$10.445	$11.088	$10.563
Accumulation unit value at end of period	$22.006	$17.202	$20.114	$16.770	$14.900	$16.012	$14.795	$11.480	$10.445	$11.088
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	3	3	3	3	5	4	0
Pioneer Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.248	$41.982	$36.522	$30.652	$30.571	$27.098	$21.024	$19.148	$17.996	$-
Accumulation unit value at end of period	$47.979	$38.248	$41.982	$36.522	$30.652	$30.571	$27.098	$21.024	$19.148	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$37.689	$41.431	$36.096	$30.340	$30.305	$26.902	$20.904	$19.067	$17.947	$-
Accumulation unit value at end of period	$47.207	$37.689	$41.431	$36.096	$30.340	$30.305	$26.902	$20.904	$19.067	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$36.956	$40.707	$35.536	$29.929	$29.954	$26.644	$20.744	$18.960	$17.882	$-
Accumulation unit value at end of period	$46.196	$36.956	$40.707	$35.536	$29.929	$29.954	$26.644	$20.744	$18.960	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.416	$40.172	$35.122	$29.624	$29.694	$26.452	$20.626	$18.880	$17.833	$-
Accumulation unit value at end of period	$45.452	$36.416	$40.172	$35.122	$29.624	$29.694	$26.452	$20.626	$18.880	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$35.883	$39.644	$34.712	$29.323	$29.436	$26.262	$20.508	$20.429	$-	$-
Accumulation unit value at end of period	$44.721	$35.883	$39.644	$34.712	$29.323	$29.436	$26.262	$20.508	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-274

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$35.532	$39.297	$34.442	$29.123	$29.265	$26.135	$20.430	$18.747	$17.752	$-
Accumulation unit value at end of period	$44.239	$35.532	$39.297	$34.442	$29.123	$29.265	$26.135	$20.430	$18.747	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$35.185	$38.952	$34.174	$28.925	$29.095	$26.010	$20.352	$18.694	$17.720	$-
Accumulation unit value at end of period	$43.763	$35.185	$38.952	$34.174	$28.925	$29.095	$26.010	$20.352	$18.694	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.501	$38.271	$33.644	$28.533	$28.758	$25.760	$20.197	$18.589	$17.655	$-
Accumulation unit value at end of period	$42.826	$34.501	$38.271	$33.644	$28.533	$28.758	$25.760	$20.197	$18.589	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.830	$37.602	$33.122	$28.147	$28.425	$25.513	$20.043	$18.484	$17.591	$-
Accumulation unit value at end of period	$41.910	$33.830	$37.602	$33.122	$28.147	$28.425	$25.513	$20.043	$18.484	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	1	-	-	-	-	-	-	-
Pioneer Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.311	$18.636	$15.333	$13.991	$14.051	$12.674	$9.525	$8.667	$9.083	$7.849
Accumulation unit value at end of period	$23.988	$18.311	$18.636	$15.333	$13.991	$14.051	$12.674	$9.525	$8.667	$9.083
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.336	$19.709	$16.240	$14.840	$14.927	$13.484	$10.149	$9.248	$9.707	$8.401
Accumulation unit value at end of period	$25.293	$19.336	$19.709	$16.240	$14.840	$14.927	$13.484	$10.149	$9.248	$9.707
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.928	$19.331	$15.961	$14.615	$14.729	$13.332	$10.055	$9.181	$9.655	$8.373
Accumulation unit value at end of period	$24.709	$18.928	$19.331	$15.961	$14.615	$14.729	$13.332	$10.055	$9.181	$9.655
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-275

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.278	$17.674	$14.614	$13.401	$13.527	$12.262	$9.262	$8.469	$8.920	$7.747
Accumulation unit value at end of period	$22.522	$17.278	$17.674	$14.614	$13.401	$13.527	$12.262	$9.262	$8.469	$8.920
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	3	3	3	6	3	2
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.243	$21.762	$18.022	$16.551	$16.731	$15.189	$11.490	$11.542	$-	$-
Accumulation unit value at end of period	$27.649	$21.243	$21.762	$18.022	$16.551	$16.731	$15.189	$11.490	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.784	$17.211	$14.267	$13.116	$13.272	$12.061	$9.133	$8.372	$8.840	$7.697
Accumulation unit value at end of period	$21.823	$16.784	$17.211	$14.267	$13.116	$13.272	$12.061	$9.133	$8.372	$8.840
Number of accumulation units outstanding at end of period (in thousands)	7	8	8	8	8	10	11	11	10	2
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.716	$21.265	$17.646	$16.237	$16.447	$14.961	$11.340	$10.406	$10.999	$9.586
Accumulation unit value at end of period	$26.909	$20.716	$21.265	$17.646	$16.237	$16.447	$14.961	$11.340	$10.406	$10.999
Number of accumulation units outstanding at end of period (in thousands)	5	-	-	-	-	-	-	4	5	3
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.210	$16.672	$13.862	$12.781	$12.972	$11.824	$8.980	$8.257	$8.745	$7.637
Accumulation unit value at end of period	$21.013	$16.210	$16.672	$13.862	$12.781	$12.972	$11.824	$8.980	$8.257	$8.745
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	0	16	2	6
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.702	$20.305	$16.917	$15.629	$15.894	$14.516	$11.047	$10.177	$10.800	$9.451
Accumulation unit value at end of period	$25.490	$19.702	$20.305	$16.917	$15.629	$15.894	$14.516	$11.047	$10.177	$10.800
Number of accumulation units outstanding at end of period (in thousands)	15	22	31	28	26	26	25	34	30	8
Pioneer Fundamental Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.487	$19.609	$15.992	$15.435	$14.507	$12.731	$10.000	$-	$-	$-
Accumulation unit value at end of period	$26.082	$19.487	$19.609	$15.992	$15.435	$14.507	$12.731	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-276

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.314	$19.464	$15.897	$15.367	$14.465	$12.712	$10.000	$-	$-	$-
Accumulation unit value at end of period	$25.811	$19.314	$19.464	$15.897	$15.367	$14.465	$12.712	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.085	$19.272	$15.772	$15.277	$14.408	$12.688	$10.000	$-	$-	$-
Accumulation unit value at end of period	$25.455	$19.085	$19.272	$15.772	$15.277	$14.408	$12.688	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.916	$19.130	$15.679	$15.209	$14.366	$12.670	$10.000	$-	$-	$-
Accumulation unit value at end of period	$25.191	$18.916	$19.130	$15.679	$15.209	$14.366	$12.670	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.747	$18.988	$15.586	$15.142	$14.324	$12.652	$10.000	$-	$-	$-
Accumulation unit value at end of period	$24.930	$18.747	$18.988	$15.586	$15.142	$14.324	$12.652	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.636	$18.895	$15.525	$15.097	$14.296	$12.640	$10.000	$-	$-	$-
Accumulation unit value at end of period	$24.757	$18.636	$18.895	$15.525	$15.097	$14.296	$12.640	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.526	$18.801	$15.464	$15.053	$14.268	$12.628	$10.000	$-	$-	$-
Accumulation unit value at end of period	$24.585	$18.526	$18.801	$15.464	$15.053	$14.268	$12.628	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.306	$18.616	$15.342	$14.964	$14.213	$12.604	$10.000	$-	$-	$-
Accumulation unit value at end of period	$24.246	$18.306	$18.616	$15.342	$14.964	$14.213	$12.604	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	-	-	-	-

APP I-277

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.090	$18.433	$15.222	$14.876	$14.157	$12.580	$10.000	$-	$-	$-
Accumulation unit value at end of period	$23.911	$18.090	$18.433	$15.222	$14.876	$14.157	$12.580	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	1	-	-	-
Pioneer Global Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$8.695	$10.389	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.720	$8.695	$10.389	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$8.679	$10.386	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.685	$8.679	$10.386	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$8.658	$10.382	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.638	$8.658	$10.382	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	15	16	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$8.643	$10.378	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.603	$8.643	$10.378	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	46	43	44	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$8.627	$10.375	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.568	$8.627	$10.375	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$8.617	$10.373	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.545	$8.617	$10.373	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	19	20	26	-	-	-	-	-	-	-

APP I-278

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$8.606	$10.371	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.521	$8.606	$10.371	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$8.586	$10.367	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.475	$8.586	$10.367	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	11	12	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.565	$10.363	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.429	$8.565	$10.363	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	22	25	25	-	-	-	-	-	-	-
Pioneer Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.096	$17.512	$15.518	$13.366	$14.284	$12.449	$9.365	$8.449	$8.993	$7.637
Accumulation unit value at end of period	$18.048	$14.096	$17.512	$15.518	$13.366	$14.284	$12.449	$9.365	$8.449	$8.993
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	0
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.822	$19.686	$17.470	$15.069	$16.129	$14.078	$10.606	$9.584	$10.215	$8.688
Accumulation unit value at end of period	$20.227	$15.822	$19.686	$17.470	$15.069	$16.129	$14.078	$10.606	$9.584	$10.215
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.488	$19.309	$17.169	$14.840	$15.915	$13.920	$10.507	$9.514	$10.161	$8.659
Accumulation unit value at end of period	$19.761	$15.488	$19.309	$17.169	$14.840	$15.915	$13.920	$10.507	$9.514	$10.161
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.301	$16.608	$14.790	$12.802	$13.750	$12.044	$9.106	$8.257	$8.832	$7.538
Accumulation unit value at end of period	$16.946	$13.301	$16.608	$14.790	$12.802	$13.750	$12.044	$9.106	$8.257	$8.832
Number of accumulation units outstanding at end of period (in thousands)	16	16	18	15	26	27	18	32	37	21

APP I-279

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.559	$20.708	$18.468	$16.010	$17.221	$15.108	$11.439	$11.257	$-	$-
Accumulation unit value at end of period	$21.065	$16.559	$20.708	$18.468	$16.010	$17.221	$15.108	$11.439	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	3	2	6	9	15	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.920	$16.174	$14.439	$12.530	$13.491	$11.847	$8.979	$8.162	$8.752	$7.489
Accumulation unit value at end of period	$16.420	$12.920	$16.174	$14.439	$12.530	$13.491	$11.847	$8.979	$8.162	$8.752
Number of accumulation units outstanding at end of period (in thousands)	11	11	12	11	13	14	17	14	2	7
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.148	$20.234	$18.082	$15.707	$16.929	$14.881	$11.289	$10.273	$11.026	$9.444
Accumulation unit value at end of period	$20.501	$16.148	$20.234	$18.082	$15.707	$16.929	$14.881	$11.289	$10.273	$11.026
Number of accumulation units outstanding at end of period (in thousands)	1	1	5	4	4	7	3	5	9	15
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.478	$15.667	$14.028	$12.210	$13.187	$11.614	$8.829	$8.050	$8.658	$7.430
Accumulation unit value at end of period	$15.810	$12.478	$15.667	$14.028	$12.210	$13.187	$11.614	$8.829	$8.050	$8.658
Number of accumulation units outstanding at end of period (in thousands)	16	16	19	22	23	19	13	19	31	24
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.356	$19.320	$17.334	$15.117	$16.359	$14.437	$10.997	$10.047	$10.827	$9.310
Accumulation unit value at end of period	$19.418	$15.356	$19.320	$17.334	$15.117	$16.359	$14.437	$10.997	$10.047	$10.827
Number of accumulation units outstanding at end of period (in thousands)	10	14	15	17	17	20	31	31	31	27
Pioneer Strategic Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.879	$18.228	$17.326	$16.095	$16.335	$15.614	$15.383	$13.826	$13.408	$12.008
Accumulation unit value at end of period	$19.703	$17.879	$18.228	$17.326	$16.095	$16.335	$15.614	$15.383	$13.826	$13.408
Number of accumulation units outstanding at end of period (in thousands)	103	150	139	120	84	75	99	89	34	32
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.595	$16.944	$16.129	$15.006	$15.252	$14.601	$14.407	$12.968	$12.595	$11.297
Accumulation unit value at end of period	$18.260	$16.595	$16.944	$16.129	$15.006	$15.252	$14.601	$14.407	$12.968	$12.595
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	-	-	-	-

APP I-280

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.127	$17.523	$16.714	$15.581	$15.868	$15.221	$15.048	$13.573	$13.209	$11.871
Accumulation unit value at end of period	$18.808	$17.127	$17.523	$16.714	$15.581	$15.868	$15.221	$15.048	$13.573	$13.209
Number of accumulation units outstanding at end of period (in thousands)	27	26	40	16	15	16	29	28	50	20
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.049	$17.469	$16.687	$15.579	$15.890	$15.266	$15.115	$13.654	$13.307	$11.978
Accumulation unit value at end of period	$18.694	$17.049	$17.469	$16.687	$15.579	$15.890	$15.266	$15.115	$13.654	$13.307
Number of accumulation units outstanding at end of period (in thousands)	48	47	15	15	17	16	14	16	22	31
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.635	$18.097	$17.313	$16.187	$16.535	$15.909	$15.776	$15.524	$-	$-
Accumulation unit value at end of period	$19.307	$17.635	$18.097	$17.313	$16.187	$16.535	$15.909	$15.776	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	27	24	21	21	20	15	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.389	$16.835	$16.122	$15.089	$15.429	$14.859	$14.749	$13.357	$13.050	$11.776
Accumulation unit value at end of period	$17.925	$16.389	$16.835	$16.122	$15.089	$15.429	$14.859	$14.749	$13.357	$13.050
Number of accumulation units outstanding at end of period (in thousands)	6	10	7	15	16	26	18	13	10	4
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.197	$17.683	$16.951	$15.880	$16.255	$15.670	$15.570	$14.114	$13.804	$12.468
Accumulation unit value at end of period	$18.791	$17.197	$17.683	$16.951	$15.880	$16.255	$15.670	$15.570	$14.114	$13.804
Number of accumulation units outstanding at end of period (in thousands)	10	4	9	8	8	9	10	15	26	20
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.828	$16.308	$15.664	$14.704	$15.081	$14.568	$14.503	$13.174	$12.910	$11.684
Accumulation unit value at end of period	$17.260	$15.828	$16.308	$15.664	$14.704	$15.081	$14.568	$14.503	$13.174	$12.910
Number of accumulation units outstanding at end of period (in thousands)	21	22	23	21	21	20	23	15	4	4
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.354	$16.884	$16.250	$15.285	$15.707	$15.203	$15.167	$13.803	$13.554	$12.292
Accumulation unit value at end of period	$17.798	$16.354	$16.884	$16.250	$15.285	$15.707	$15.203	$15.167	$13.803	$13.554
Number of accumulation units outstanding at end of period (in thousands)	30	29	32	40	35	30	31	36	32	22

APP I-281

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Putnam Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.839	$21.644	$18.236	$16.060	$16.588	$14.752	$11.207	$9.417	$9.246	$8.210
Accumulation unit value at end of period	$25.777	$19.839	$21.644	$18.236	$16.060	$16.588	$14.752	$11.207	$9.417	$9.246
Number of accumulation units outstanding at end of period (in thousands)	3	6	7	7	8	7	5	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.776	$23.794	$20.077	$17.707	$18.317	$16.314	$12.413	$10.445	$10.272	$9.134
Accumulation unit value at end of period	$28.252	$21.776	$23.794	$20.077	$17.707	$18.317	$16.314	$12.413	$10.445	$10.272
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.316	$23.338	$19.732	$17.438	$18.074	$16.130	$12.298	$10.369	$10.217	$9.103
Accumulation unit value at end of period	$27.600	$21.316	$23.338	$19.732	$17.438	$18.074	$16.130	$12.298	$10.369	$10.217
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.720	$20.527	$17.381	$15.383	$15.968	$14.272	$10.897	$9.202	$9.081	$8.103
Accumulation unit value at end of period	$24.202	$18.720	$20.527	$17.381	$15.383	$15.968	$14.272	$10.897	$9.202	$9.081
Number of accumulation units outstanding at end of period (in thousands)	3	4	3	-	1	1	23	20	1	4
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.293	$25.579	$21.692	$19.227	$19.988	$17.892	$13.682	$13.290	$-	$-
Accumulation unit value at end of period	$30.069	$23.293	$25.579	$21.692	$19.227	$19.988	$17.892	$13.682	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	1	1	0	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.185	$19.990	$16.969	$15.055	$15.668	$14.038	$10.746	$9.097	$8.999	$8.050
Accumulation unit value at end of period	$23.451	$18.185	$19.990	$16.969	$15.055	$15.668	$14.038	$10.746	$9.097	$8.999
Number of accumulation units outstanding at end of period (in thousands)	15	16	16	4	4	-	-	-	2	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.715	$24.995	$21.238	$18.862	$19.649	$17.623	$13.503	$11.443	$11.332	$10.147
Accumulation unit value at end of period	$29.264	$22.715	$24.995	$21.238	$18.862	$19.649	$17.623	$13.503	$11.443	$11.332
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	3	3	-	0	0	0	0

APP I-282

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.562	$19.364	$16.486	$14.671	$15.314	$13.763	$10.566	$8.972	$8.902	$7.988
Accumulation unit value at end of period	$22.581	$17.562	$19.364	$16.486	$14.671	$15.314	$13.763	$10.566	$8.972	$8.902
Number of accumulation units outstanding at end of period (in thousands)	5	7	5	15	14	11	9	4	3	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.601	$23.865	$20.360	$18.154	$18.987	$17.098	$13.153	$11.191	$11.126	$10.003
Accumulation unit value at end of period	$27.719	$21.601	$23.865	$20.360	$18.154	$18.987	$17.098	$13.153	$11.191	$11.126
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	6	6	8	6	7	5	2
Putnam High Yield Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.412	$19.128	$17.918	$15.525	$16.416	$16.104	$15.078	$13.099	$12.699	$11.204
Accumulation unit value at end of period	$20.991	$18.412	$19.128	$17.918	$15.525	$16.416	$16.104	$15.078	$13.099	$12.699
Number of accumulation units outstanding at end of period (in thousands)	-	5	7	6	11	11	12	11	13	8
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.982	$18.710	$17.552	$15.231	$16.129	$15.846	$14.859	$12.928	$12.552	$11.091
Accumulation unit value at end of period	$20.470	$17.982	$18.710	$17.552	$15.231	$16.129	$15.846	$14.859	$12.928	$12.552
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.602	$18.352	$17.250	$14.999	$15.915	$15.668	$14.721	$12.833	$12.485	$11.054
Accumulation unit value at end of period	$19.998	$17.602	$18.352	$17.250	$14.999	$15.915	$15.668	$14.721	$12.833	$12.485
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.382	$18.150	$17.086	$14.879	$15.811	$15.588	$14.668	$12.807	$12.478	$11.064
Accumulation unit value at end of period	$19.719	$17.382	$18.150	$17.086	$14.879	$15.811	$15.588	$14.668	$12.807	$12.478
Number of accumulation units outstanding at end of period (in thousands)	23	34	44	28	38	47	29	16	4	2
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.061	$19.932	$18.793	$16.389	$17.442	$17.222	$16.230	$15.817	$-	$-
Accumulation unit value at end of period	$21.591	$19.061	$19.932	$18.793	$16.389	$17.442	$17.222	$16.230	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	13	-	-	11	0	-	-
APP I-283

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.889	$17.679	$16.685	$14.566	$15.517	$15.337	$14.468	$12.663	$12.369	$10.995
Accumulation unit value at end of period	$19.112	$16.889	$17.679	$16.685	$14.566	$15.517	$15.337	$14.468	$12.663	$12.369
Number of accumulation units outstanding at end of period (in thousands)	9	7	8	1	3	2	2	11	9	7
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.588	$19.477	$18.400	$16.079	$17.146	$16.964	$16.018	$14.035	$13.722	$12.210
Accumulation unit value at end of period	$21.013	$18.588	$19.477	$18.400	$16.079	$17.146	$16.964	$16.018	$14.035	$13.722
Number of accumulation units outstanding at end of period (in thousands)	4	4	1	1	1	-	-	11	4	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.316	$17.131	$16.216	$14.199	$15.171	$15.040	$14.230	$12.493	$12.239	$10.912
Accumulation unit value at end of period	$18.408	$16.316	$17.131	$16.216	$14.199	$15.171	$15.040	$14.230	$12.493	$12.239
Number of accumulation units outstanding at end of period (in thousands)	3	2	5	11	14	11	11	9	5	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.677	$18.597	$17.639	$15.475	$16.569	$16.458	$15.603	$13.726	$13.474	$12.037
Accumulation unit value at end of period	$19.904	$17.677	$18.597	$17.639	$15.475	$16.569	$16.458	$15.603	$13.726	$13.474
Number of accumulation units outstanding at end of period (in thousands)	13	14	14	14	13	13	9	10	6	2
Putnam International Capital Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.553	$12.642	$9.398	$9.677	$9.461	$10.929	$8.829	$7.226	$9.176	$7.731
Accumulation unit value at end of period	$13.282	$10.553	$12.642	$9.398	$9.677	$9.461	$10.929	$8.829	$7.226	$9.176
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	3	4	4	3	3	-	0
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.192	$13.428	$9.997	$10.308	$10.094	$11.677	$9.449	$7.744	$9.849	$8.310
Accumulation unit value at end of period	$14.065	$11.192	$13.428	$9.997	$10.308	$10.094	$11.677	$9.449	$7.744	$9.849
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	64	43	33	21	12
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.133	$12.182	$9.087	$9.389	$9.212	$10.679	$8.658	$7.110	$9.061	$7.660
Accumulation unit value at end of period	$12.708	$10.133	$12.182	$9.087	$9.389	$9.212	$10.679	$8.658	$7.110	$9.061
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	5	-

APP I-284

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.959	$11.989	$8.957	$9.269	$9.107	$10.573	$8.585	$7.061	$9.012	$7.630
Accumulation unit value at end of period	$12.470	$9.959	$11.989	$8.957	$9.269	$9.107	$10.573	$8.585	$7.061	$9.012
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	4	3	17	12	1	-	2
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$9.787	$11.800	$8.829	$9.150	$9.004	$10.469	$8.513	$8.163	$-	$-
Accumulation unit value at end of period	$12.236	$9.787	$11.800	$8.829	$9.150	$9.004	$10.469	$8.513	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.674	$11.676	$8.744	$9.071	$8.936	$10.400	$8.465	$6.980	$8.931	$7.581
Accumulation unit value at end of period	$12.083	$9.674	$11.676	$8.744	$9.071	$8.936	$10.400	$8.465	$6.980	$8.931
Number of accumulation units outstanding at end of period (in thousands)	3	3	1	4	4	4	5	14	13	14
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.562	$11.553	$8.661	$8.994	$8.868	$10.331	$8.418	$6.948	$8.899	$7.561
Accumulation unit value at end of period	$11.932	$9.562	$11.553	$8.661	$8.994	$8.868	$10.331	$8.418	$6.948	$8.899
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	3	6	3	3	0	0	0
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.342	$11.310	$8.496	$8.840	$8.734	$10.196	$8.324	$6.884	$8.835	$7.521
Accumulation unit value at end of period	$11.634	$9.342	$11.310	$8.496	$8.840	$8.734	$10.196	$8.324	$6.884	$8.835
Number of accumulation units outstanding at end of period (in thousands)	1	1	3	3	3	4	5	4	3	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.128	$11.073	$8.334	$8.689	$8.602	$10.062	$8.231	$6.821	$8.771	$7.482
Accumulation unit value at end of period	$11.345	$9.128	$11.073	$8.334	$8.689	$8.602	$10.062	$8.231	$6.821	$8.771
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	6	7	7	7	5	4	2
Royce Small-Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.219	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.897	$9.219	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-285

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$9.196	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.832	$9.195	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.186	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.804	$9.185	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$9.176	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.776	$9.176	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.169	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.758	$9.169	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.162	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.739	$9.162	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	3	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.149	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.702	$9.149	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	8	-	-	-	-	-	-	-	-

APP I-286

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.136	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.665	$9.136	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	9	-	-	-	-	-	-	-	-
Royce Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$8.844	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.847	$8.844	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	38	37	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$8.818	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.772	$8.818	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	9	-	-	-	-	-	-	-	-

APP I-287

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$8.812	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.754	$8.812	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$8.799	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.717	$8.799	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	6	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.787	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.680	$8.786	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	22	-	-	-	-	-	-	-	-
Russell LifePoints® Balanced Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.059	$11.847	$10.779	$9.940	$10.220	$9.980	$-	$-	$-	$-
Accumulation unit value at end of period	$12.545	$11.059	$11.847	$10.779	$9.940	$10.220	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	$2	$2	$4	$4	$2	$-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-288

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.826	$11.656	$10.659	$9.878	$10.207	$9.980	$-	$-	$-	$-
Accumulation unit value at end of period	$12.220	$10.826	$11.656	$10.659	$9.878	$10.207	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.735	$11.581	$10.611	$9.854	$10.202	$9.980	$-	$-	$-	$-
Accumulation unit value at end of period	$12.093	$10.735	$11.581	$10.611	$9.854	$10.202	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	9	5	1	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.644	$11.506	$10.563	$9.829	$10.197	$9.980	$-	$-	$-	$-
Accumulation unit value at end of period	$11.966	$10.644	$11.506	$10.563	$9.829	$10.197	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	10	9	9	10	25	-	-	-	-
Russell LifePoints® Conservative Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-289

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.644	$10.962	$10.410	$9.910	$10.098	$9.900	$-	$-	$-	$-
Accumulation unit value at end of period	$11.620	$10.644	$10.962	$10.410	$9.910	$10.098	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	0	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.421	$10.786	$10.293	$9.848	$10.085	$9.900	$-	$-	$-	$-
Accumulation unit value at end of period	$11.319	$10.421	$10.786	$10.293	$9.848	$10.085	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.333	$10.716	$10.247	$9.823	$10.080	$9.900	$-	$-	$-	$-
Accumulation unit value at end of period	$11.201	$10.333	$10.716	$10.247	$9.823	$10.080	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	0	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-290

Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Russell LifePoints® Equity Growth Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-291

Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.857	$12.146	$10.613	$9.691	$10.213	$9.976	$-	$-	$-	$-
Accumulation unit value at end of period	$12.732	$10.857	$12.146	$10.613	$9.691	$10.213	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Russell LifePoints® Growth Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-292

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.971	$11.977	$10.606	$9.765	$10.208	$9.980	$-	$-	$-	$-
Accumulation unit value at end of period	$12.583	$10.971	$11.977	$10.606	$9.765	$10.208	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.879	$11.899	$10.559	$9.741	$10.203	$9.980	$-	$-	$-	$-
Accumulation unit value at end of period	$12.451	$10.879	$11.899	$10.559	$9.741	$10.203	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	37	34	29	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.787	$11.822	$10.511	$9.716	$10.200	$9.980	$-	$-	$-	$-
Accumulation unit value at end of period	$12.321	$10.787	$11.822	$10.511	$9.716	$10.200	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	10	10	10	11	11	-	-	-	-
Russell LifePoints® Moderate Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-293

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.713	$11.309	$10.513	$9.864	$10.136	$9.980	$-	$-	$-	$-
Accumulation unit value at end of period	$11.770	$10.713	$11.309	$10.513	$9.864	$10.136	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	0	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.623	$11.235	$10.465	$9.839	$10.131	$9.980	$-	$-	$-	$-
Accumulation unit value at end of period	$11.647	$10.623	$11.235	$10.465	$9.839	$10.131	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	32	29	27	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.533	$11.163	$10.418	$9.814	$10.125	$9.980	$-	$-	$-	$-
Accumulation unit value at end of period	$11.526	$10.533	$11.163	$10.418	$9.814	$10.125	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	2	2	1	-	-	-	-
T. Rowe Price Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.040	$17.790	$15.400	$12.981	$13.986	$13.082	$10.136	$8.691	$8.801	$7.681
Accumulation unit value at end of period	$20.194	$16.040	$17.790	$15.400	$12.981	$13.986	$13.082	$10.136	$8.691	$8.801
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-294

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.227	$19.135	$16.589	$14.005	$15.111	$14.156	$10.984	$9.433	$9.566	$8.361
Accumulation unit value at end of period	$21.656	$17.227	$19.135	$16.589	$14.005	$15.111	$14.156	$10.984	$9.433	$9.566
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.399	$17.140	$14.889	$12.594	$13.617	$12.781	$9.938	$8.551	$8.689	$7.610
Accumulation unit value at end of period	$19.320	$15.399	$17.140	$14.889	$12.594	$13.617	$12.781	$9.938	$8.551	$8.689
Number of accumulation units outstanding at end of period (in thousands)	7	6	5	4	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.133	$16.869	$14.675	$12.432	$13.462	$12.655	$9.854	$8.492	$8.642	$7.580
Accumulation unit value at end of period	$18.957	$15.133	$16.869	$14.675	$12.432	$13.462	$12.655	$9.854	$8.492	$8.642
Number of accumulation units outstanding at end of period (in thousands)	20	23	22	22	30	58	24	20	15	10
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.871	$16.602	$14.464	$12.272	$13.308	$12.529	$9.771	$9.642	$-	$-
Accumulation unit value at end of period	$18.601	$14.871	$16.602	$14.464	$12.272	$13.308	$12.529	$9.771	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.405	$16.099	$14.040	$11.924	$12.944	$12.198	$9.522	$8.227	$8.393	$7.380
Accumulation unit value at end of period	$18.001	$14.405	$16.099	$14.040	$11.924	$12.944	$12.198	$9.522	$8.227	$8.393
Number of accumulation units outstanding at end of period (in thousands)	21	20	20	22	26	19	46	47	34	11
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.528	$16.252	$14.188	$12.062	$13.106	$12.364	$9.661	$8.355	$8.532	$7.510
Accumulation unit value at end of period	$18.136	$14.528	$16.252	$14.188	$12.062	$13.106	$12.364	$9.661	$8.355	$8.532
Number of accumulation units outstanding at end of period (in thousands)	6	3	3	4	4	1	1	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.912	$15.595	$13.641	$11.620	$12.652	$11.959	$9.363	$8.114	$8.302	$7.322
Accumulation unit value at end of period	$17.333	$13.912	$15.595	$13.641	$11.620	$12.652	$11.959	$9.363	$8.114	$8.302
Number of accumulation units outstanding at end of period (in thousands)	9	11	17	16	16	22	19	28	23	12

APP I-295

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.867	$15.575	$13.651	$11.652	$12.712	$12.040	$9.445	$8.201	$8.409	$7.431
Accumulation unit value at end of period	$17.242	$13.867	$15.575	$13.651	$11.652	$12.712	$12.040	$9.445	$8.201	$8.409
Number of accumulation units outstanding at end of period (in thousands)	18	16	15	27	32	29	28	34	31	33
T. Rowe Price Growth Stock Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.073	$25.467	$19.152	$18.983	$17.210	$15.895	$11.476	$9.698	$9.841	$8.459
Accumulation unit value at end of period	$32.626	$25.073	$25.467	$19.152	$18.983	$17.210	$15.895	$11.476	$9.698	$9.841
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$25.621	$26.062	$19.629	$19.485	$17.691	$16.364	$11.833	$10.014	$10.178	$8.761
Accumulation unit value at end of period	$33.289	$25.621	$26.062	$19.629	$19.485	$17.691	$16.364	$11.833	$10.014	$10.178
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.072	$24.536	$18.516	$18.417	$16.756	$15.530	$11.252	$9.542	$9.717	$8.381
Accumulation unit value at end of period	$31.214	$24.072	$24.536	$18.516	$18.417	$16.756	$15.530	$11.252	$9.542	$9.717
Number of accumulation units outstanding at end of period (in thousands)	15	16	17	4	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.656	$24.148	$18.251	$18.180	$16.565	$15.376	$11.157	$9.475	$9.664	$8.348
Accumulation unit value at end of period	$30.628	$23.656	$24.148	$18.251	$18.180	$16.565	$15.376	$11.157	$9.475	$9.664
Number of accumulation units outstanding at end of period (in thousands)	44	89	93	101	102	108	89	43	31	31
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.246	$23.766	$17.989	$17.946	$16.376	$15.223	$11.063	$11.214	$-	$-
Accumulation unit value at end of period	$30.053	$23.246	$23.766	$17.989	$17.946	$16.376	$15.223	$11.063	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	36	44	36	38	42	34	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.516	$23.042	$17.458	$17.434	$15.925	$14.819	$10.780	$9.178	$9.384	$8.126
Accumulation unit value at end of period	$29.079	$22.516	$23.042	$17.458	$17.434	$15.925	$14.819	$10.780	$9.178	$9.384
Number of accumulation units outstanding at end of period (in thousands)	28	31	31	60	61	87	50	77	48	29

APP I-296

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.711	$23.266	$17.645	$17.638	$16.127	$15.022	$10.939	$9.323	$9.541	$8.271
Accumulation unit value at end of period	$29.302	$22.711	$23.266	$17.645	$17.638	$16.127	$15.022	$10.939	$9.323	$9.541
Number of accumulation units outstanding at end of period (in thousands)	17	15	16	32	34	34	42	21	7	12
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.745	$22.321	$16.962	$16.990	$15.566	$14.528	$10.600	$9.052	$9.283	$8.063
Accumulation unit value at end of period	$28.000	$21.745	$22.321	$16.962	$16.990	$15.566	$14.528	$10.600	$9.052	$9.283
Number of accumulation units outstanding at end of period (in thousands)	32	37	64	65	46	48	57	40	21	20
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.678	$22.296	$16.978	$17.039	$15.642	$14.628	$10.695	$9.151	$9.403	$8.184
Accumulation unit value at end of period	$27.857	$21.678	$22.296	$16.978	$17.039	$15.642	$14.628	$10.695	$9.151	$9.403
Number of accumulation units outstanding at end of period (in thousands)	68	72	79	112	103	94	88	95	84	33
Templeton Foreign Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.028	$27.092	$23.140	$20.729	$22.311	$25.013	$19.669	$16.590	$19.006	$17.517
Accumulation unit value at end of period	$25.898	$23.028	$27.092	$23.140	$20.729	$22.311	$25.013	$19.669	$16.590	$19.006
Number of accumulation units outstanding at end of period (in thousands)	158	193	234	283	381	13	13	15	16	16
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.043	$13.011	$11.130	$9.986	$10.764	$12.085	$9.518	$8.040	$9.224	$8.514
Accumulation unit value at end of period	$12.401	$11.043	$13.011	$11.130	$9.986	$10.764	$12.085	$9.518	$8.040	$9.224
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	67	49	32	21	12
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.931	$16.447	$14.097	$12.672	$13.688	$15.399	$12.151	$10.285	$11.824	$10.936
Accumulation unit value at end of period	$15.612	$13.931	$16.447	$14.097	$12.672	$13.688	$15.399	$12.151	$10.285	$11.824
Number of accumulation units outstanding at end of period (in thousands)	69	75	86	100	136	825	839	16	16	14
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.582	$25.519	$21.906	$19.721	$21.333	$24.036	$18.995	$16.103	$18.540	$17.173
Accumulation unit value at end of period	$24.151	$21.582	$25.519	$21.906	$19.721	$21.333	$24.036	$18.995	$16.103	$18.540
Number of accumulation units outstanding at end of period (in thousands)	3	10	14	14	18	15	54	576	584	496

APP I-297

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.043	$24.918	$21.422	$19.315	$20.925	$23.612	$18.688	$17.469	$-	$-
Accumulation unit value at end of period	$23.512	$21.043	$24.918	$21.422	$19.315	$20.925	$23.612	$18.688	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	17	13	12	14	15	17	19	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.454	$12.392	$10.664	$9.625	$10.437	$11.789	$9.340	$7.937	$9.162	$8.507
Accumulation unit value at end of period	$11.669	$10.454	$12.392	$10.664	$9.625	$10.437	$11.789	$9.340	$7.937	$9.162
Number of accumulation units outstanding at end of period (in thousands)	10	11	12	7	7	26	3	3	1	1
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.768	$24.643	$21.227	$19.177	$20.818	$23.537	$18.666	$15.879	$18.347	$17.054
Accumulation unit value at end of period	$23.158	$20.768	$24.643	$21.227	$19.177	$20.818	$23.537	$18.666	$15.879	$18.347
Number of accumulation units outstanding at end of period (in thousands)	33	33	38	49	46	42	43	64	57	50
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.096	$12.004	$10.361	$9.379	$10.201	$11.557	$9.184	$7.828	$9.063	$8.441
Accumulation unit value at end of period	$11.235	$10.096	$12.004	$10.361	$9.379	$10.201	$11.557	$9.184	$7.828	$9.063
Number of accumulation units outstanding at end of period (in thousands)	5	5	7	17	15	15	27	21	7	6
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.016	$22.655	$19.593	$17.772	$19.369	$21.987	$17.507	$14.953	$17.346	$16.188
Accumulation unit value at end of period	$21.120	$19.016	$22.655	$19.593	$17.772	$19.369	$21.987	$17.507	$14.953	$17.346
Number of accumulation units outstanding at end of period (in thousands)	14	16	16	22	24	26	31	28	29	26
Templeton Global Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.558	$18.325	$17.904	$16.855	$17.605	$17.331	$16.955	$14.641	$14.997	$13.309
Accumulation unit value at end of period	$18.675	$18.558	$18.325	$17.904	$16.855	$17.605	$17.331	$16.955	$14.641	$14.997
Number of accumulation units outstanding at end of period (in thousands)	133	153	159	123	134	5	33	37	29	32
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.441	$16.259	$15.909	$15.000	$15.691	$15.470	$15.157	$13.107	$13.446	$11.951
Accumulation unit value at end of period	$16.520	$16.441	$16.259	$15.909	$15.000	$15.691	$15.470	$15.157	$13.107	$13.446
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-298

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.094	$15.948	$15.636	$14.771	$15.483	$15.296	$15.016	$13.012	$13.375	$11.911
Accumulation unit value at end of period	$16.139	$16.094	$15.948	$15.636	$14.771	$15.483	$15.296	$15.016	$13.012	$13.375
Number of accumulation units outstanding at end of period (in thousands)	-	-	19	21	22	60	1	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.520	$17.388	$17.073	$16.153	$16.956	$16.776	$16.494	$14.314	$14.736	$13.143
Accumulation unit value at end of period	$17.543	$17.520	$17.388	$17.073	$16.153	$16.956	$16.776	$16.494	$14.314	$14.736
Number of accumulation units outstanding at end of period (in thousands)	47	51	43	42	39	61	38	24	13	13
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.272	$19.155	$18.837	$17.848	$18.764	$18.593	$18.308	$17.661	$-	$-
Accumulation unit value at end of period	$19.268	$19.272	$19.155	$18.837	$17.848	$18.764	$18.593	$18.308	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	15	16	16	15	14	14	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.023	$16.937	$16.672	$15.813	$16.641	$16.506	$16.269	$14.154	$14.607	$13.061
Accumulation unit value at end of period	$17.003	$17.023	$16.937	$16.672	$15.813	$16.641	$16.506	$16.269	$14.154	$14.607
Number of accumulation units outstanding at end of period (in thousands)	14	15	22	23	28	27	19	31	29	18
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.794	$18.718	$18.443	$17.510	$18.445	$18.314	$18.069	$15.736	$16.256	$14.550
Accumulation unit value at end of period	$18.752	$18.794	$18.718	$18.443	$17.510	$18.445	$18.314	$18.069	$15.736	$16.256
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	4	4	8	5	10	23	5
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.445	$16.412	$16.203	$15.414	$16.270	$16.186	$16.002	$13.964	$14.454	$12.963
Accumulation unit value at end of period	$16.376	$16.445	$16.412	$16.203	$15.414	$16.270	$16.186	$16.002	$13.964	$14.454
Number of accumulation units outstanding at end of period (in thousands)	35	34	29	35	36	39	36	20	17	13
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.872	$17.872	$17.680	$16.853	$17.824	$17.768	$17.601	$15.389	$15.962	$14.344
Accumulation unit value at end of period	$17.762	$17.872	$17.872	$17.680	$16.853	$17.824	$17.768	$17.601	$15.389	$15.962
Number of accumulation units outstanding at end of period (in thousands)	44	54	64	84	83	98	99	101	73	57

APP I-299

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Templeton Growth Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.553	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$41.974	$36.553	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.663	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.519	$12.663	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.915	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.500	$17.915	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.526	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.025	$17.526	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.145	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.561	$17.145	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.379	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.829	$10.379	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	22	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.651	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.959	$16.651	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	-	-	-	-	-	-	-	-	-

APP I-300

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.023	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.390	$10.023	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	14	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.704	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.809	$15.704	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	11	-	-	-	-	-	-	-	-
The Hartford Balanced Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.986	$17.911	$16.075	$14.455	$14.508	$13.488	$12.045	$10.680	$10.482	$-
Accumulation unit value at end of period	$20.205	$16.986	$17.911	$16.075	$14.455	$14.508	$13.488	$12.045	$10.680	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.786	$17.727	$15.934	$14.349	$14.424	$13.430	$12.011	$10.666	$10.478	$-
Accumulation unit value at end of period	$19.937	$16.786	$17.727	$15.934	$14.349	$14.424	$13.430	$12.011	$10.666	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.524	$17.485	$15.747	$14.209	$14.312	$13.352	$11.965	$10.647	$10.474	$-
Accumulation unit value at end of period	$19.586	$16.524	$17.485	$15.747	$14.209	$14.312	$13.352	$11.965	$10.647	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.329	$17.305	$15.609	$14.106	$14.229	$13.295	$11.931	$10.633	$10.470	$-
Accumulation unit value at end of period	$19.327	$16.329	$17.305	$15.609	$14.106	$14.229	$13.295	$11.931	$10.633	$-
Number of accumulation units outstanding at end of period (in thousands)	2	16	2	3	5	5	4	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.137	$17.128	$15.472	$14.003	$14.146	$13.237	$11.898	$11.796	$-	$-
Accumulation unit value at end of period	$19.071	$16.137	$17.128	$15.472	$14.003	$14.146	$13.237	$11.898	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-301

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.011	$17.010	$15.381	$13.934	$14.091	$13.199	$11.875	$10.609	$10.465	$-
Accumulation unit value at end of period	$18.902	$16.011	$17.010	$15.381	$13.934	$14.091	$13.199	$11.875	$10.609	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.885	$16.894	$15.291	$13.866	$14.037	$13.161	$11.853	$10.600	$10.463	$-
Accumulation unit value at end of period	$18.735	$15.885	$16.894	$15.291	$13.866	$14.037	$13.161	$11.853	$10.600	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	1	1	1	0	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.636	$16.663	$15.112	$13.732	$13.928	$13.085	$11.808	$10.581	$10.458	$-
Accumulation unit value at end of period	$18.405	$15.636	$16.663	$15.112	$13.732	$13.928	$13.085	$11.808	$10.581	$-
Number of accumulation units outstanding at end of period (in thousands)	11	17	5	2	2	1	1	2	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.391	$16.435	$14.935	$13.598	$13.820	$13.010	$11.764	$10.562	$10.454	$-
Accumulation unit value at end of period	$18.081	$15.391	$16.435	$14.935	$13.598	$13.820	$13.010	$11.764	$10.562	$-
Number of accumulation units outstanding at end of period (in thousands)	8	6	5	3	1	1	0	0	-	-
The Hartford Capital Appreciation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.015	$19.995	$16.490	$15.840	$15.633	$14.565	$10.276	$8.546	$10.083	$8.929
Accumulation unit value at end of period	$24.795	$19.015	$19.995	$16.490	$15.840	$15.633	$14.565	$10.276	$8.546	$10.083
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	37	41
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$37.914	$39.928	$32.979	$31.726	$31.357	$29.260	$20.675	$17.220	$20.346	$18.045
Accumulation unit value at end of period	$49.365	$37.914	$39.928	$32.979	$31.726	$31.357	$29.260	$20.675	$17.220	$20.346
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.248	$19.257	$15.937	$15.362	$15.214	$14.225	$10.071	$8.405	$9.951	$8.843
Accumulation unit value at end of period	$23.712	$18.248	$19.257	$15.937	$15.362	$15.214	$14.225	$10.071	$8.405	$9.951
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	82	62

APP I-302

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.929	$18.948	$15.705	$15.162	$15.038	$14.081	$9.985	$8.345	$9.895	$8.807
Accumulation unit value at end of period	$23.263	$17.929	$18.948	$15.705	$15.162	$15.038	$14.081	$9.985	$8.345	$9.895
Number of accumulation units outstanding at end of period (in thousands)	1	-	1	13	18	13	13	12	12	0
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.616	$18.645	$15.477	$14.964	$14.864	$13.939	$9.899	$9.349	$-	$-
Accumulation unit value at end of period	$22.822	$17.616	$18.645	$15.477	$14.964	$14.864	$13.939	$9.899	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$35.744	$37.871	$31.467	$30.454	$30.281	$28.425	$20.206	$16.930	$20.125	$17.956
Accumulation unit value at end of period	$46.262	$35.744	$37.871	$31.467	$30.454	$30.281	$28.425	$20.206	$16.930	$20.125
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	3	3	9	12	12	8	9
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.206	$18.249	$15.178	$14.704	$14.635	$13.752	$9.785	$8.207	$9.766	$8.722
Accumulation unit value at end of period	$22.247	$17.206	$18.249	$15.178	$14.704	$14.635	$13.752	$9.785	$8.207	$9.766
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	3	2	1	0	0
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.706	$36.883	$30.738	$29.837	$29.757	$28.017	$19.975	$16.788	$20.015	$17.912
Accumulation unit value at end of period	$44.784	$34.706	$36.883	$30.738	$29.837	$29.757	$28.017	$19.975	$16.788	$20.015
Number of accumulation units outstanding at end of period (in thousands)	4	5	4	5	5	3	7	2	5	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.416	$17.480	$14.597	$14.198	$14.188	$13.385	$9.562	$8.052	$9.620	$8.626
Accumulation unit value at end of period	$21.140	$16.416	$17.480	$14.597	$14.198	$14.188	$13.385	$9.562	$8.052	$9.620
Number of accumulation units outstanding at end of period (in thousands)	16	16	19	31	40	45	42	43	32	10
The Hartford Checks and Balances Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.249	$19.981	$17.478	$16.267	$16.321	$15.059	$12.321	$10.851	$11.153	$10.540
Accumulation unit value at end of period	$23.565	$19.249	$19.981	$17.478	$16.267	$16.321	$15.059	$12.321	$10.851	$11.153
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-303

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.995	$19.748	$17.299	$16.125	$16.203	$14.973	$12.268	$10.821	$11.139	$10.537
Accumulation unit value at end of period	$23.220	$18.995	$19.748	$17.299	$16.125	$16.203	$14.973	$12.268	$10.821	$11.139
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.662	$19.440	$17.064	$15.938	$16.046	$14.858	$12.198	$10.781	$11.120	$10.533
Accumulation unit value at end of period	$22.767	$18.662	$19.440	$17.064	$15.938	$16.046	$14.858	$12.198	$10.781	$11.120
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.416	$19.213	$16.890	$15.799	$15.930	$14.772	$12.146	$10.751	$11.106	$10.531
Accumulation unit value at end of period	$22.433	$18.416	$19.213	$16.890	$15.799	$15.930	$14.772	$12.146	$10.751	$11.106
Number of accumulation units outstanding at end of period (in thousands)	5	4	9	9	8	6	4	7	2	0
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.173	$18.989	$16.717	$15.661	$15.815	$14.687	$12.095	$11.847	$-	$-
Accumulation unit value at end of period	$22.105	$18.173	$18.989	$16.717	$15.661	$15.815	$14.687	$12.095	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.013	$18.840	$16.603	$15.569	$15.738	$14.631	$12.060	$10.702	$11.082	$10.526
Accumulation unit value at end of period	$21.888	$18.013	$18.840	$16.603	$15.569	$15.738	$14.631	$12.060	$10.702	$11.082
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	1	4	4	4	22	20	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.855	$18.693	$16.490	$15.479	$15.662	$14.575	$12.026	$10.682	$11.073	$10.524
Accumulation unit value at end of period	$21.674	$17.855	$18.693	$16.490	$15.479	$15.662	$14.575	$12.026	$10.682	$11.073
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.541	$18.402	$16.266	$15.299	$15.511	$14.463	$11.958	$10.643	$11.054	$10.520
Accumulation unit value at end of period	$21.251	$17.541	$18.402	$16.266	$15.299	$15.511	$14.463	$11.958	$10.643	$11.054
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	3	3	2	5	1	-	-

APP I-304

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.234	$18.116	$16.045	$15.121	$15.362	$14.352	$11.890	$10.603	$11.036	$10.516
Accumulation unit value at end of period	$20.837	$17.234	$18.116	$16.045	$15.121	$15.362	$14.352	$11.890	$10.603	$11.036
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	9	9	8	6	7	10	7
The Hartford Conservative Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.409	$13.917	$12.646	$12.139	$12.564	$12.598	$12.464	$11.391	$11.196	$10.133
Accumulation unit value at end of period	$15.243	$13.409	$13.917	$12.646	$12.139	$12.564	$12.598	$12.464	$11.391	$11.196
Number of accumulation units outstanding at end of period (in thousands)	-	-	8	1	1	3	3	3	2	2
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.884	$18.589	$16.917	$16.262	$16.857	$16.928	$16.773	$15.352	$15.112	$13.698
Accumulation unit value at end of period	$20.299	$17.884	$18.589	$16.917	$16.262	$16.857	$16.928	$16.773	$15.352	$15.112
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.869	$13.403	$12.222	$11.772	$12.227	$12.303	$12.215	$11.203	$11.050	$10.036
Accumulation unit value at end of period	$14.577	$12.869	$13.403	$12.222	$11.772	$12.227	$12.303	$12.215	$11.203	$11.050
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.644	$13.188	$12.044	$11.618	$12.086	$12.179	$12.110	$11.123	$10.988	$9.995
Accumulation unit value at end of period	$14.301	$12.644	$13.188	$12.044	$11.618	$12.086	$12.179	$12.110	$11.123	$10.988
Number of accumulation units outstanding at end of period (in thousands)	-	4	12	15	31	16	23	21	12	8
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.423	$12.977	$11.870	$11.467	$11.946	$12.056	$12.006	$11.863	$-	$-
Accumulation unit value at end of period	$14.030	$12.423	$12.977	$11.870	$11.467	$11.946	$12.056	$12.006	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	0	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.860	$17.631	$16.142	$15.610	$16.278	$16.445	$16.393	$15.094	$14.948	$13.631
Accumulation unit value at end of period	$19.023	$16.860	$17.631	$16.142	$15.610	$16.278	$16.445	$16.393	$15.094	$14.948
Number of accumulation units outstanding at end of period (in thousands)	22	23	23	22	21	28	34	61	70	100

APP I-305

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.134	$12.701	$11.640	$11.268	$11.762	$11.895	$11.869	$10.939	$10.844	$9.899
Accumulation unit value at end of period	$13.677	$12.134	$12.701	$11.640	$11.268	$11.762	$11.895	$11.869	$10.939	$10.844
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	3	2	2
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.371	$17.171	$15.768	$15.294	$15.997	$16.209	$16.206	$14.967	$14.867	$13.597
Accumulation unit value at end of period	$18.415	$16.371	$17.171	$15.768	$15.294	$15.997	$16.209	$16.206	$14.967	$14.867
Number of accumulation units outstanding at end of period (in thousands)	7	8	7	6	8	8	8	7	6	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.577	$12.167	$11.195	$10.880	$11.403	$11.577	$11.599	$10.733	$10.683	$9.790
Accumulation unit value at end of period	$12.996	$11.577	$12.167	$11.195	$10.880	$11.403	$11.577	$11.599	$10.733	$10.683
Number of accumulation units outstanding at end of period (in thousands)	7	7	6	5	4	3	3	4	4	3
The Hartford Dividend and Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.240	$22.491	$19.102	$16.718	$16.968	$15.106	$11.537	$10.212	$10.121	$8.981
Accumulation unit value at end of period	$27.126	$21.240	$22.491	$19.102	$16.718	$16.968	$15.106	$11.537	$10.212	$10.121
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$38.133	$40.440	$34.398	$30.150	$30.646	$27.324	$20.900	$18.527	$18.390	$16.344
Accumulation unit value at end of period	$48.628	$38.133	$40.440	$34.398	$30.150	$30.646	$27.324	$20.900	$18.527	$18.390
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	2	2	4	2	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.383	$21.660	$18.461	$16.213	$16.513	$14.753	$11.307	$10.043	$9.989	$8.895
Accumulation unit value at end of period	$25.942	$20.383	$21.660	$18.461	$16.213	$16.513	$14.753	$11.307	$10.043	$9.989
Number of accumulation units outstanding at end of period (in thousands)	1	1	18	21	22	22	22	23	22	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.027	$21.314	$18.193	$16.002	$16.322	$14.604	$11.210	$9.972	$9.933	$8.858
Accumulation unit value at end of period	$25.450	$20.027	$21.314	$18.193	$16.002	$16.322	$14.604	$11.210	$9.972	$9.933
Number of accumulation units outstanding at end of period (in thousands)	9	10	9	2	1	1	9	41	37	41

APP I-306

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.677	$20.973	$17.928	$15.793	$16.133	$14.457	$11.113	$11.128	$-	$-
Accumulation unit value at end of period	$24.968	$19.677	$20.973	$17.928	$15.793	$16.133	$14.457	$11.113	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$35.951	$38.356	$32.822	$28.941	$29.594	$26.545	$20.426	$18.216	$18.190	$16.263
Accumulation unit value at end of period	$45.572	$35.951	$38.356	$32.822	$28.941	$29.594	$26.545	$20.426	$18.216	$18.190
Number of accumulation units outstanding at end of period (in thousands)	1	1	28	37	37	38	36	36	33	2
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.220	$20.526	$17.582	$15.519	$15.885	$14.263	$10.986	$8.967	$8.963	$8.022
Accumulation unit value at end of period	$24.339	$19.220	$20.526	$17.582	$15.519	$15.885	$14.263	$10.986	$8.967	$8.963
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.907	$37.355	$32.061	$28.355	$29.082	$26.164	$20.193	$18.062	$18.091	$16.223
Accumulation unit value at end of period	$44.116	$34.907	$37.355	$32.061	$28.355	$29.082	$26.164	$20.193	$18.062	$18.091
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	3	2	7	10	7	7	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.337	$19.662	$16.909	$14.984	$15.400	$13.882	$10.736	$9.622	$9.657	$8.677
Accumulation unit value at end of period	$23.128	$18.337	$19.662	$16.909	$14.984	$15.400	$13.882	$10.736	$9.622	$9.657
Number of accumulation units outstanding at end of period (in thousands)	18	19	19	20	23	20	15	23	9	1
The Hartford Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.449	$26.585	$22.644	$19.718	$19.865	$18.223	$14.098	$12.412	$11.593	$10.895
Accumulation unit value at end of period	$30.768	$24.449	$26.585	$22.644	$19.718	$19.865	$18.223	$14.098	$12.412	$11.593
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$24.127	$26.274	$22.412	$19.545	$19.721	$18.118	$14.038	$12.377	$11.579	$10.892
Accumulation unit value at end of period	$30.317	$24.127	$26.274	$22.412	$19.545	$19.721	$18.118	$14.038	$12.377	$11.579
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-307

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.704	$25.865	$22.108	$19.318	$19.531	$17.980	$13.959	$12.332	$11.559	$10.888
Accumulation unit value at end of period	$29.726	$23.704	$25.865	$22.108	$19.318	$19.531	$17.980	$13.959	$12.332	$11.559
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	2	2	2	2	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.392	$25.563	$21.882	$19.150	$19.389	$17.876	$13.899	$12.298	$11.544	$10.885
Accumulation unit value at end of period	$29.291	$23.392	$25.563	$21.882	$19.150	$19.389	$17.876	$13.899	$12.298	$11.544
Number of accumulation units outstanding at end of period (in thousands)	3	8	8	9	9	8	7	3	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.083	$25.264	$21.659	$18.982	$19.249	$17.773	$13.840	$13.856	$-	$-
Accumulation unit value at end of period	$28.861	$23.083	$25.264	$21.659	$18.982	$19.249	$17.773	$13.840	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	2	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.880	$25.067	$21.511	$18.872	$19.156	$17.705	$13.801	$12.241	$11.520	$10.880
Accumulation unit value at end of period	$28.579	$22.880	$25.067	$21.511	$18.872	$19.156	$17.705	$13.801	$12.241	$11.520
Number of accumulation units outstanding at end of period (in thousands)	6	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.679	$24.871	$21.364	$18.762	$19.063	$17.637	$13.761	$12.218	$11.510	$10.878
Accumulation unit value at end of period	$28.299	$22.679	$24.871	$21.364	$18.762	$19.063	$17.637	$13.761	$12.218	$11.510
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.281	$24.484	$21.074	$18.544	$18.880	$17.502	$13.683	$12.173	$11.491	$10.874
Accumulation unit value at end of period	$27.747	$22.281	$24.484	$21.074	$18.544	$18.880	$17.502	$13.683	$12.173	$11.491
Number of accumulation units outstanding at end of period (in thousands)	-	-	12	10	10	5	10	0	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.890	$24.103	$20.787	$18.328	$18.698	$17.368	$13.606	$12.129	$11.471	$10.870
Accumulation unit value at end of period	$27.206	$21.890	$24.103	$20.787	$18.328	$18.698	$17.368	$13.606	$12.129	$11.471
Number of accumulation units outstanding at end of period (in thousands)	7	6	6	5	5	4	3	9	6	0

APP I-308

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
The Hartford Growth Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.774	$17.034	$14.383	$13.673	$14.187	$13.936	$11.583	$10.033	$10.484	$9.168
Accumulation unit value at end of period	$19.234	$15.774	$17.034	$14.383	$13.673	$14.187	$13.936	$11.583	$10.033	$10.484
Number of accumulation units outstanding at end of period (in thousands)	-	-	35	35	36	39	37	37	24	21
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$26.711	$28.889	$24.429	$23.258	$24.168	$23.775	$19.792	$17.168	$17.968	$15.735
Accumulation unit value at end of period	$32.522	$26.711	$28.889	$24.429	$23.258	$24.168	$23.775	$19.792	$17.168	$17.968
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.138	$16.405	$13.900	$13.260	$13.807	$13.610	$11.352	$9.867	$10.347	$9.080
Accumulation unit value at end of period	$18.394	$15.138	$16.405	$13.900	$13.260	$13.807	$13.610	$11.352	$9.867	$10.347
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.874	$16.143	$13.698	$13.087	$13.648	$13.473	$11.255	$9.797	$10.289	$9.042
Accumulation unit value at end of period	$18.046	$14.874	$16.143	$13.698	$13.087	$13.648	$13.473	$11.255	$9.797	$10.289
Number of accumulation units outstanding at end of period (in thousands)	2	5	19	18	15	14	10	10	4	2
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.614	$15.885	$13.499	$12.916	$13.490	$13.337	$11.158	$10.854	$-	$-
Accumulation unit value at end of period	$17.704	$14.614	$15.885	$13.499	$12.916	$13.490	$13.337	$11.158	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	1	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$25.183	$27.401	$23.309	$22.325	$23.339	$23.097	$19.343	$16.880	$17.773	$15.658
Accumulation unit value at end of period	$30.477	$25.183	$27.401	$23.309	$22.325	$23.339	$23.097	$19.343	$16.880	$17.773
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	9	6	6	3	4
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.274	$15.547	$13.239	$12.692	$13.282	$13.158	$11.030	$9.635	$10.155	$8.955
Accumulation unit value at end of period	$17.258	$14.274	$15.547	$13.239	$12.692	$13.282	$13.158	$11.030	$9.635	$10.155
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	-	-	-	0	0	0	0

APP I-309

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.451	$26.685	$22.769	$21.873	$22.935	$22.766	$19.122	$16.738	$17.676	$15.619
Accumulation unit value at end of period	$29.503	$24.451	$26.685	$22.769	$21.873	$22.935	$22.766	$19.122	$16.738	$17.676
Number of accumulation units outstanding at end of period (in thousands)	2	2	4	1	3	6	7	6	3	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.618	$14.892	$12.732	$12.255	$12.876	$12.807	$10.779	$9.454	$10.003	$8.857
Accumulation unit value at end of period	$16.399	$13.618	$14.892	$12.732	$12.255	$12.876	$12.807	$10.779	$9.454	$10.003
Number of accumulation units outstanding at end of period (in thousands)	4	4	13	34	30	34	28	34	25	17
The Hartford Growth Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.907	$25.961	$19.945	$20.171	$18.253	$16.087	$11.934	$9.450	$10.425	$8.900
Accumulation unit value at end of period	$33.666	$25.907	$25.961	$19.945	$20.171	$18.253	$16.087	$11.934	$9.450	$10.425
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$46.412	$46.578	$35.838	$36.299	$32.896	$29.035	$21.573	$17.107	$18.901	$16.161
Accumulation unit value at end of period	$60.222	$46.412	$46.578	$35.838	$36.299	$32.896	$29.035	$21.573	$17.107	$18.901
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.863	$25.002	$19.275	$19.562	$17.764	$15.711	$11.696	$9.294	$10.289	$8.815
Accumulation unit value at end of period	$32.196	$24.863	$25.002	$19.275	$19.562	$17.764	$15.711	$11.696	$9.294	$10.289
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.428	$24.602	$18.995	$19.307	$17.559	$15.552	$11.596	$9.228	$10.231	$8.778
Accumulation unit value at end of period	$31.586	$24.428	$24.602	$18.995	$19.307	$17.559	$15.552	$11.596	$9.228	$10.231
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	0	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.001	$24.209	$18.720	$19.055	$17.356	$15.395	$11.496	$11.409	$-	$-
Accumulation unit value at end of period	$30.987	$24.001	$24.209	$18.720	$19.055	$17.356	$15.395	$11.496	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-310

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$43.756	$44.179	$34.196	$34.844	$31.767	$28.208	$21.084	$16.820	$18.696	$16.081
Accumulation unit value at end of period	$56.436	$43.756	$44.179	$34.196	$34.844	$31.767	$28.208	$21.084	$16.820	$18.696
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	0	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.443	$23.694	$18.358	$18.724	$17.088	$15.189	$11.364	$9.075	$10.097	$8.694
Accumulation unit value at end of period	$30.207	$23.443	$23.694	$18.358	$18.724	$17.088	$15.189	$11.364	$9.075	$10.097
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$42.486	$43.026	$33.403	$34.138	$31.217	$27.803	$20.844	$16.678	$18.594	$16.042
Accumulation unit value at end of period	$54.634	$42.486	$43.026	$33.403	$34.138	$31.217	$27.803	$20.844	$16.678	$18.594
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	1	4	3	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.366	$22.696	$17.655	$18.080	$16.566	$14.784	$11.106	$8.904	$9.947	$8.598
Accumulation unit value at end of period	$28.704	$22.366	$22.696	$17.655	$18.080	$16.566	$14.784	$11.106	$8.904	$9.947
Number of accumulation units outstanding at end of period (in thousands)	11	9	7	8	3	3	4	2	2	1
The Hartford Healthcare Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$29.897	$30.828	$25.358	$27.730	$24.618	$19.470	$13.023	$10.859	$10.073	$9.458
Accumulation unit value at end of period	$39.834	$29.897	$30.828	$25.358	$27.730	$24.618	$19.470	$13.023	$10.859	$10.073
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$47.165	$48.707	$40.124	$43.943	$39.070	$30.946	$20.730	$17.312	$16.083	$15.123
Accumulation unit value at end of period	$62.747	$47.165	$48.707	$40.124	$43.943	$39.070	$30.946	$20.730	$17.312	$16.083
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$28.692	$29.690	$24.507	$26.893	$23.959	$19.015	$12.763	$10.680	$9.942	$9.367
Accumulation unit value at end of period	$38.095	$28.692	$29.690	$24.507	$26.893	$23.959	$19.015	$12.763	$10.680	$9.942
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	2	2	-

APP I-311

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.191	$29.215	$24.151	$26.542	$23.682	$18.823	$12.653	$10.604	$9.886	$9.328
Accumulation unit value at end of period	$37.373	$28.191	$29.215	$24.151	$26.542	$23.682	$18.823	$12.653	$10.604	$9.886
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.698	$28.748	$23.800	$26.196	$23.408	$18.634	$12.544	$12.853	$-	$-
Accumulation unit value at end of period	$36.665	$27.698	$28.748	$23.800	$26.196	$23.408	$18.634	$12.544	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$44.467	$46.199	$38.285	$42.181	$37.730	$30.064	$20.260	$17.021	$15.908	$15.048
Accumulation unit value at end of period	$58.803	$44.467	$46.199	$38.285	$42.181	$37.730	$30.064	$20.260	$17.021	$15.908
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	1	1	1	1	0	0
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.055	$28.137	$23.340	$25.741	$23.048	$18.383	$12.401	$10.429	$9.757	$9.239
Accumulation unit value at end of period	$35.742	$27.055	$28.137	$23.340	$25.741	$23.048	$18.383	$12.401	$10.429	$9.757
Number of accumulation units outstanding at end of period (in thousands)	1	-	1	1	1	1	1	1	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$43.176	$44.993	$37.398	$41.327	$37.077	$29.632	$20.029	$16.878	$15.821	$15.011
Accumulation unit value at end of period	$56.925	$43.176	$44.993	$37.398	$41.327	$37.077	$29.632	$20.029	$16.878	$15.821
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	0	-	2	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.812	$26.953	$22.447	$24.855	$22.344	$17.893	$12.118	$10.232	$9.611	$9.137
Accumulation unit value at end of period	$33.964	$25.812	$26.953	$22.447	$24.855	$22.344	$17.893	$12.118	$10.232	$9.611
Number of accumulation units outstanding at end of period (in thousands)	6	6	4	4	3	3	2	2	1	0
The Hartford High Yield Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.803	$18.459	$17.234	$15.239	$15.910	$15.564	$14.681	$13.687	$-	$-
Accumulation unit value at end of period	$20.417	$17.803	$18.459	$17.234	$15.239	$15.910	$15.564	$14.681	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-312

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.472	$13.989	$13.081	$11.584	$12.112	$11.866	$11.210	$10.461	$-	$-
Accumulation unit value at end of period	$15.427	$13.472	$13.989	$13.081	$11.584	$12.112	$11.866	$11.210	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.085	$17.778	$16.657	$14.779	$15.484	$15.201	$14.388	$13.446	$-	$-
Accumulation unit value at end of period	$19.526	$17.085	$17.778	$16.657	$14.779	$15.484	$15.201	$14.388	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.787	$17.494	$16.415	$14.587	$15.305	$15.048	$14.265	$13.344	$-	$-
Accumulation unit value at end of period	$19.157	$16.787	$17.494	$16.415	$14.587	$15.305	$15.048	$14.265	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.494	$17.214	$16.177	$14.396	$15.128	$14.896	$14.142	$13.827	$-	$-
Accumulation unit value at end of period	$18.794	$16.494	$17.214	$16.177	$14.396	$15.128	$14.896	$14.142	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	2	2	1	1	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.920	$13.498	$12.697	$11.311	$11.898	$11.727	$11.145	$10.443	$-	$-
Accumulation unit value at end of period	$14.707	$12.920	$13.498	$12.697	$11.311	$11.898	$11.727	$11.145	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.111	$16.848	$15.864	$14.147	$14.896	$14.696	$13.980	$13.108	$-	$-
Accumulation unit value at end of period	$18.321	$16.111	$16.848	$15.864	$14.147	$14.896	$14.696	$13.980	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.653	$13.259	$12.509	$11.177	$11.793	$11.658	$11.112	$10.433	$-	$-
Accumulation unit value at end of period	$14.360	$12.653	$13.259	$12.509	$11.177	$11.793	$11.658	$11.112	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-313

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$12.845	$-	$-
Accumulation unit value at end of period	$17.410	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-	-
The Hartford Inflation Plus Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.204	$13.386	$13.318	$12.659	$12.852	$12.781	$14.080	$13.244	$11.717	$11.069
Accumulation unit value at end of period	$14.081	$13.204	$13.386	$13.318	$12.659	$12.852	$12.781	$14.080	$13.244	$11.717
Number of accumulation units outstanding at end of period (in thousands)	-	5	5	5	5	5	5	88	5	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.011	$13.210	$13.163	$12.530	$12.741	$12.689	$13.999	$13.188	$11.685	$11.056
Accumulation unit value at end of period	$13.854	$13.011	$13.210	$13.163	$12.530	$12.741	$12.689	$13.999	$13.188	$11.685
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.758	$12.979	$12.958	$12.360	$12.593	$12.567	$13.893	$13.114	$11.642	$11.037
Accumulation unit value at end of period	$13.558	$12.758	$12.979	$12.958	$12.360	$12.593	$12.567	$13.893	$13.114	$11.642
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	66	61
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.571	$12.809	$12.807	$12.234	$12.484	$12.476	$13.813	$13.059	$11.611	$11.024
Accumulation unit value at end of period	$13.339	$12.571	$12.809	$12.807	$12.234	$12.484	$12.476	$13.813	$13.059	$11.611
Number of accumulation units outstanding at end of period (in thousands)	5	5	4	4	1	-	1	2	3	3
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.387	$12.640	$12.658	$12.109	$12.375	$12.386	$13.734	$13.700	$-	$-
Accumulation unit value at end of period	$13.124	$12.387	$12.640	$12.658	$12.109	$12.375	$12.386	$13.734	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.266	$12.529	$12.559	$12.027	$12.303	$12.327	$13.682	$12.967	$11.558	$11.001
Accumulation unit value at end of period	$12.983	$12.266	$12.529	$12.559	$12.027	$12.303	$12.327	$13.682	$12.967	$11.558
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	2	2	5	4	1

APP I-314

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.146	$12.419	$12.461	$11.945	$12.232	$12.267	$13.630	$12.930	$11.537	$10.992
Accumulation unit value at end of period	$12.843	$12.146	$12.419	$12.461	$11.945	$12.232	$12.267	$13.630	$12.930	$11.537
Number of accumulation units outstanding at end of period (in thousands)	6	5	9	7	5	2	2	1	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.910	$12.202	$12.268	$11.783	$12.090	$12.149	$13.526	$12.857	$11.495	$10.974
Accumulation unit value at end of period	$12.568	$11.910	$12.202	$12.268	$11.783	$12.090	$12.149	$13.526	$12.857	$11.495
Number of accumulation units outstanding at end of period (in thousands)	14	11	10	11	10	10	7	7	6	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.678	$11.989	$12.078	$11.624	$11.950	$12.033	$13.423	$12.785	$11.453	$10.956
Accumulation unit value at end of period	$12.299	$11.678	$11.989	$12.078	$11.624	$11.950	$12.033	$13.423	$12.785	$11.453
Number of accumulation units outstanding at end of period (in thousands)	11	14	12	12	13	11	12	10	8	4
The Hartford International Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.044	$16.090	$12.951	$12.859	$12.717	$13.302	$11.045	$9.273	$10.747	$9.382
Accumulation unit value at end of period	$16.386	$13.044	$16.090	$12.951	$12.859	$12.717	$13.302	$11.045	$9.273	$10.747
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.609	$18.048	$14.549	$14.467	$14.329	$15.010	$12.482	$10.496	$12.182	$10.849
Accumulation unit value at end of period	$18.325	$14.609	$18.048	$14.549	$14.467	$14.329	$15.010	$12.482	$10.496	$12.182
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.518	$15.496	$12.516	$12.470	$12.376	$12.991	$10.825	$9.120	$10.606	$9.292
Accumulation unit value at end of period	$15.670	$12.518	$15.496	$12.516	$12.470	$12.376	$12.991	$10.825	$9.120	$10.606
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.299	$15.248	$12.334	$12.308	$12.233	$12.860	$10.731	$9.055	$10.547	$9.254
Accumulation unit value at end of period	$15.373	$12.299	$15.248	$12.334	$12.308	$12.233	$12.860	$10.731	$9.055	$10.547
Number of accumulation units outstanding at end of period (in thousands)	1	9	12	12	7	6	5	3	0	-

APP I-315

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.084	$15.004	$12.155	$12.147	$12.091	$12.730	$10.639	$10.115	$-	$-
Accumulation unit value at end of period	$15.082	$12.084	$15.004	$12.155	$12.147	$12.091	$12.730	$10.639	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.854	$17.219	$13.964	$13.968	$13.918	$14.668	$12.271	$10.380	$12.120	$10.837
Accumulation unit value at end of period	$17.274	$13.854	$17.219	$13.964	$13.968	$13.918	$14.668	$12.271	$10.380	$12.120
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	3	-	-	0	0	0	0
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.803	$14.685	$11.920	$11.936	$11.905	$12.559	$10.517	$8.906	$10.409	$9.165
Accumulation unit value at end of period	$14.702	$11.803	$14.685	$11.920	$11.936	$11.905	$12.559	$10.517	$8.906	$10.409
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	7	5	2	1	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.491	$16.819	$13.680	$13.725	$13.717	$14.500	$12.167	$10.323	$12.089	$10.831
Accumulation unit value at end of period	$16.771	$13.491	$16.819	$13.680	$13.725	$13.717	$14.500	$12.167	$10.323	$12.089
Number of accumulation units outstanding at end of period (in thousands)	7	4	4	1	12	11	9	8	6	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.261	$14.066	$11.464	$11.525	$11.541	$12.224	$10.278	$8.738	$10.254	$9.064
Accumulation unit value at end of period	$13.970	$11.261	$14.066	$11.464	$11.525	$11.541	$12.224	$10.278	$8.738	$10.254
Number of accumulation units outstanding at end of period (in thousands)	14	17	17	18	10	5	2	1	1	0
The Hartford Midcap Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.388	$28.577	$23.060	$20.700	$20.422	$18.447	$13.270	$11.161	$12.153	$11.199
Accumulation unit value at end of period	$34.894	$26.388	$28.577	$23.060	$20.700	$20.422	$18.447	$13.270	$11.161	$12.153
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$26.040	$28.243	$22.825	$20.519	$20.274	$18.340	$13.214	$11.130	$12.138	$11.196
Accumulation unit value at end of period	$34.382	$26.040	$28.243	$22.825	$20.519	$20.274	$18.340	$13.214	$11.130	$12.138
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-316

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$25.584	$27.804	$22.515	$20.280	$20.079	$18.200	$13.139	$11.089	$12.117	$11.191
Accumulation unit value at end of period	$33.712	$25.584	$27.804	$22.515	$20.280	$20.079	$18.200	$13.139	$11.089	$12.117
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.247	$27.479	$22.285	$20.103	$19.933	$18.095	$13.083	$11.059	$12.102	$11.188
Accumulation unit value at end of period	$33.218	$25.247	$27.479	$22.285	$20.103	$19.933	$18.095	$13.083	$11.059	$12.102
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	1	-	-	0	0	0	0
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.914	$27.157	$22.057	$19.928	$19.789	$17.991	$13.027	$12.764	$-	$-
Accumulation unit value at end of period	$32.731	$24.914	$27.157	$22.057	$19.928	$19.789	$17.991	$13.027	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$24.694	$26.945	$21.907	$19.812	$19.693	$17.922	$12.990	$11.008	$12.077	$11.183
Accumulation unit value at end of period	$32.410	$24.694	$26.945	$21.907	$19.812	$19.693	$17.922	$12.990	$11.008	$12.077
Number of accumulation units outstanding at end of period (in thousands)	-	2	12	14	13	13	13	13	12	0
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.477	$26.735	$21.757	$19.696	$19.598	$17.853	$12.953	$10.987	$12.066	$11.181
Accumulation unit value at end of period	$32.093	$24.477	$26.735	$21.757	$19.696	$19.598	$17.853	$12.953	$10.987	$12.066
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	0	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.048	$26.319	$21.462	$19.467	$19.409	$17.717	$12.880	$10.947	$12.046	$11.177
Accumulation unit value at end of period	$31.467	$24.048	$26.319	$21.462	$19.467	$19.409	$17.717	$12.880	$10.947	$12.046
Number of accumulation units outstanding at end of period (in thousands)	12	11	10	3	4	3	2	0	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.626	$25.909	$21.170	$19.241	$19.222	$17.581	$12.806	$10.907	$12.026	$11.173
Accumulation unit value at end of period	$30.853	$23.626	$25.909	$21.170	$19.241	$19.222	$17.581	$12.806	$10.907	$12.026
Number of accumulation units outstanding at end of period (in thousands)	12	14	14	19	18	17	13	12	9	3

APP I-317

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
The Hartford MidCap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.585	$19.462	$17.214	$15.320	$15.582	$14.465	$10.804	$8.689	$10.359	$-
Accumulation unit value at end of period	$21.623	$16.585	$19.462	$17.214	$15.320	$15.582	$14.465	$10.804	$8.689	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.390	$19.262	$17.062	$15.208	$15.492	$14.402	$10.774	$8.678	$10.355	$-
Accumulation unit value at end of period	$21.337	$16.390	$19.262	$17.062	$15.208	$15.492	$14.402	$10.774	$8.678	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.133	$18.999	$16.863	$15.060	$15.372	$14.319	$10.733	$8.662	$10.351	$-
Accumulation unit value at end of period	$20.961	$16.133	$18.999	$16.863	$15.060	$15.372	$14.319	$10.733	$8.662	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.943	$18.804	$16.714	$14.950	$15.282	$14.257	$10.703	$8.651	$10.348	$-
Accumulation unit value at end of period	$20.683	$15.943	$18.804	$16.714	$14.950	$15.282	$14.257	$10.703	$8.651	$-
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.756	$18.611	$16.567	$14.841	$15.193	$14.196	$10.672	$10.192	$-	$-
Accumulation unit value at end of period	$20.409	$15.756	$18.611	$16.567	$14.841	$15.193	$14.196	$10.672	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	0	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.632	$18.483	$16.470	$14.769	$15.134	$14.155	$10.652	$8.632	$10.342	$-
Accumulation unit value at end of period	$20.229	$15.632	$18.483	$16.470	$14.769	$15.134	$14.155	$10.652	$8.632	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.509	$18.356	$16.374	$14.696	$15.076	$14.114	$10.632	$8.624	$10.340	$-
Accumulation unit value at end of period	$20.050	$15.509	$18.356	$16.374	$14.696	$15.076	$14.114	$10.632	$8.624	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-318

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.266	$18.105	$16.182	$14.553	$14.959	$14.033	$10.592	$8.609	$10.336	$-
Accumulation unit value at end of period	$19.697	$15.266	$18.105	$16.182	$14.553	$14.959	$14.033	$10.592	$8.609	$-
Number of accumulation units outstanding at end of period (in thousands)	6	1	2	2	1	2	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.027	$17.858	$15.993	$14.412	$14.843	$13.952	$10.552	$8.593	$10.331	$-
Accumulation unit value at end of period	$19.349	$15.027	$17.858	$15.993	$14.412	$14.843	$13.952	$10.552	$8.593	$-
Number of accumulation units outstanding at end of period (in thousands)	1	5	5	4	2	1	2	0	-	-
The Hartford Small Company Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.837	$19.679	$15.711	$15.415	$16.815	$15.793	$11.005	$9.556	$10.019	$8.129
Accumulation unit value at end of period	$25.726	$18.837	$19.679	$15.711	$15.415	$16.815	$15.793	$11.005	$9.556	$10.019
Number of accumulation units outstanding at end of period (in thousands)	-	7	25	52	50	44	42	36	15	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$37.877	$39.631	$31.686	$31.137	$34.016	$31.996	$22.329	$19.419	$20.389	$16.567
Accumulation unit value at end of period	$51.653	$37.877	$39.631	$31.686	$31.137	$34.016	$31.996	$22.329	$19.419	$20.389
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.077	$18.952	$15.183	$14.950	$16.365	$15.424	$10.785	$9.398	$9.888	$8.050
Accumulation unit value at end of period	$24.603	$18.077	$18.952	$15.183	$14.950	$16.365	$15.424	$10.785	$9.398	$9.888
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	7	7	4	17	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.761	$18.649	$14.963	$14.755	$16.176	$15.268	$10.693	$9.332	$9.832	$8.017
Accumulation unit value at end of period	$24.136	$17.761	$18.649	$14.963	$14.755	$16.176	$15.268	$10.693	$9.332	$9.832
Number of accumulation units outstanding at end of period (in thousands)	3	-	2	-	2	5	4	4	19	21
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.451	$18.351	$14.745	$14.562	$15.989	$15.114	$10.601	$10.655	$-	$-
Accumulation unit value at end of period	$23.679	$17.451	$18.351	$14.745	$14.562	$15.989	$15.114	$10.601	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	-	-	1	-	-	-
APP I-319

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$35.710	$37.590	$30.234	$29.889	$32.848	$31.084	$21.823	$19.093	$20.168	$16.485
Accumulation unit value at end of period	$48.406	$35.710	$37.590	$30.234	$29.889	$32.848	$31.084	$21.823	$19.093	$20.168
Number of accumulation units outstanding at end of period (in thousands)	3	3	5	5	5	7	7	7	4	3
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.045	$17.960	$14.460	$14.309	$15.742	$14.911	$10.479	$9.177	$9.704	$7.940
Accumulation unit value at end of period	$23.082	$17.045	$17.960	$14.460	$14.309	$15.742	$14.911	$10.479	$9.177	$9.704
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	-	1	1	1
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.673	$36.608	$29.533	$29.283	$32.280	$30.637	$21.574	$18.932	$20.058	$16.445
Accumulation unit value at end of period	$46.859	$34.673	$36.608	$29.533	$29.283	$32.280	$30.637	$21.574	$18.932	$20.058
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	0	0	5	4
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.262	$17.204	$13.907	$13.817	$15.261	$14.514	$10.241	$9.004	$9.559	$7.853
Accumulation unit value at end of period	$21.934	$16.262	$17.204	$13.907	$13.817	$15.261	$14.514	$10.241	$9.004	$9.559
Number of accumulation units outstanding at end of period (in thousands)	6	7	10	11	12	11	9	8	8	4
The Hartford Total Return Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.617	$14.831	$14.118	$13.616	$13.748	$13.049	$13.308	$12.418	$11.685	$10.938
Accumulation unit value at end of period	$16.062	$14.617	$14.831	$14.118	$13.616	$13.748	$13.049	$13.308	$12.418	$11.685
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.885	$15.125	$14.419	$13.927	$14.084	$13.388	$13.674	$12.779	$12.042	$11.289
Accumulation unit value at end of period	$16.331	$14.885	$15.125	$14.419	$13.927	$14.084	$13.388	$13.674	$12.779	$12.042
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.029	$14.284	$13.645	$13.205	$13.381	$12.745	$13.043	$12.213	$11.532	$10.833
Accumulation unit value at end of period	$15.361	$14.029	$14.284	$13.645	$13.205	$13.381	$12.745	$13.043	$12.213	$11.532
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	3	3	3	2	3	4	-

APP I-320

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.784	$14.056	$13.447	$13.033	$13.226	$12.616	$12.931	$12.127	$11.468	$10.789
Accumulation unit value at end of period	$15.070	$13.784	$14.056	$13.447	$13.033	$13.226	$12.616	$12.931	$12.127	$11.468
Number of accumulation units outstanding at end of period (in thousands)	18	17	16	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.543	$13.831	$13.251	$12.863	$13.073	$12.489	$12.820	$12.751	$-	$-
Accumulation unit value at end of period	$14.784	$13.543	$13.831	$13.251	$12.863	$13.073	$12.489	$12.820	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.033	$14.346	$13.758	$13.368	$13.600	$13.006	$13.363	$12.564	$11.911	$11.233
Accumulation unit value at end of period	$15.304	$14.033	$14.346	$13.758	$13.368	$13.600	$13.006	$13.363	$12.564	$11.911
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	13	11	7	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.228	$13.537	$12.996	$12.640	$12.872	$12.322	$12.673	$11.927	$11.318	$10.685
Accumulation unit value at end of period	$14.412	$13.228	$13.537	$12.996	$12.640	$12.872	$12.322	$12.673	$11.927	$11.318
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.625	$13.971	$13.439	$13.097	$13.365	$12.819	$13.211	$12.458	$11.846	$11.206
Accumulation unit value at end of period	$14.815	$13.625	$13.971	$13.439	$13.097	$13.365	$12.819	$13.211	$12.458	$11.846
Number of accumulation units outstanding at end of period (in thousands)	-	4	4	3	2	2	6	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.621	$12.968	$12.499	$12.205	$12.479	$11.994	$12.385	$11.702	$11.149	$10.568
Accumulation unit value at end of period	$13.695	$12.621	$12.968	$12.499	$12.205	$12.479	$11.994	$12.385	$11.702	$11.149
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	4	4	4	4	7	3	0
Thornburg Core Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.383	$40.438	$32.642	$33.424	$32.524	$32.488	$22.784	$18.756	$18.495	$16.836
Accumulation unit value at end of period	$50.744	$39.383	$40.438	$32.642	$33.424	$32.524	$32.488	$22.784	$18.756	$18.495
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-321

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$38.807	$39.907	$32.261	$33.083	$32.241	$32.254	$22.654	$18.677	$18.445	$16.816
Accumulation unit value at end of period	$49.927	$38.807	$39.907	$32.261	$33.083	$32.241	$32.254	$22.654	$18.677	$18.445
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$38.053	$39.209	$31.761	$32.635	$31.868	$31.945	$22.482	$18.572	$18.378	$16.788
Accumulation unit value at end of period	$48.858	$38.053	$39.209	$31.761	$32.635	$31.868	$31.945	$22.482	$18.572	$18.378
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	1	1	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$37.496	$38.694	$31.390	$32.303	$31.591	$31.715	$22.353	$18.493	$18.327	$16.767
Accumulation unit value at end of period	$48.071	$37.496	$38.694	$31.390	$32.303	$31.591	$31.715	$22.353	$18.493	$18.327
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$36.948	$38.186	$31.024	$31.974	$31.316	$31.486	$22.225	$22.146	$-	$-
Accumulation unit value at end of period	$47.297	$36.948	$38.186	$31.024	$31.974	$31.316	$31.486	$22.225	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$36.587	$37.851	$30.783	$31.757	$31.134	$31.335	$22.141	$18.363	$18.244	$16.733
Accumulation unit value at end of period	$46.788	$36.587	$37.851	$30.783	$31.757	$31.134	$31.335	$22.141	$18.363	$18.244
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	5	4	5	4	0	0
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$36.229	$37.519	$30.543	$31.541	$30.954	$31.184	$22.056	$18.311	$18.211	$16.719
Accumulation unit value at end of period	$46.284	$36.229	$37.519	$30.543	$31.541	$30.954	$31.184	$22.056	$18.311	$18.211
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$35.524	$36.863	$30.069	$31.114	$30.595	$30.885	$21.888	$18.208	$18.145	$16.692
Accumulation unit value at end of period	$45.293	$35.524	$36.863	$30.069	$31.114	$30.595	$30.885	$21.888	$18.208	$18.145
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	4	3

APP I-322

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.833	$36.219	$29.602	$30.692	$30.241	$30.589	$21.721	$18.106	$18.079	$16.664
Accumulation unit value at end of period	$44.324	$34.833	$36.219	$29.602	$30.692	$30.241	$30.589	$21.721	$18.106	$18.079
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	0
Thornburg International Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.926	$26.182	$20.935	$21.522	$20.245	$21.510	$18.656	$16.166	$18.638	$16.378
Accumulation unit value at end of period	$26.926	$20.926	$26.182	$20.935	$21.522	$20.245	$21.510	$18.656	$16.166	$18.638
Number of accumulation units outstanding at end of period (in thousands)	23	25	4	4	4	4	4	5	5	6
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.620	$25.838	$20.691	$21.303	$20.069	$21.355	$18.549	$16.098	$18.587	$16.358
Accumulation unit value at end of period	$26.493	$20.620	$25.838	$20.691	$21.303	$20.069	$21.355	$18.549	$16.098	$18.587
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	2	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.219	$25.386	$20.370	$21.014	$19.837	$21.150	$18.408	$16.007	$18.520	$16.331
Accumulation unit value at end of period	$25.925	$20.219	$25.386	$20.370	$21.014	$19.837	$21.150	$18.408	$16.007	$18.520
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	17	15	14	10
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.923	$25.052	$20.133	$20.800	$19.664	$20.998	$18.303	$15.939	$18.469	$16.310
Accumulation unit value at end of period	$25.508	$19.923	$25.052	$20.133	$20.800	$19.664	$20.998	$18.303	$15.939	$18.469
Number of accumulation units outstanding at end of period (in thousands)	2	3	5	9	5	12	33	38	33	26
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.631	$24.723	$19.898	$20.588	$19.493	$20.847	$18.198	$17.440	$-	$-
Accumulation unit value at end of period	$25.097	$19.631	$24.723	$19.898	$20.588	$19.493	$20.847	$18.198	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	3	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.439	$24.506	$19.743	$20.448	$19.380	$20.746	$18.129	$15.827	$18.385	$16.277
Accumulation unit value at end of period	$24.827	$19.439	$24.506	$19.743	$20.448	$19.380	$20.746	$18.129	$15.827	$18.385
Number of accumulation units outstanding at end of period (in thousands)	1	5	5	5	5	9	6	5	3	9

APP I-323

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.249	$24.291	$19.589	$20.309	$19.268	$20.646	$18.059	$15.782	$18.351	$16.264
Accumulation unit value at end of period	$24.560	$19.249	$24.291	$19.589	$20.309	$19.268	$20.646	$18.059	$15.782	$18.351
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	2	5	2	2	3	2	2
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.875	$23.866	$19.285	$20.034	$19.045	$20.448	$17.922	$15.694	$18.285	$16.237
Accumulation unit value at end of period	$24.034	$18.875	$23.866	$19.285	$20.034	$19.045	$20.448	$17.922	$15.694	$18.285
Number of accumulation units outstanding at end of period (in thousands)	9	9	7	2	2	13	15	8	4	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.508	$23.449	$18.986	$19.762	$18.824	$20.252	$17.785	$15.605	$18.218	$16.210
Accumulation unit value at end of period	$23.519	$18.508	$23.449	$18.986	$19.762	$18.824	$20.252	$17.785	$15.605	$18.218
Number of accumulation units outstanding at end of period (in thousands)	12	12	12	17	20	19	19	22	19	6
Thornburg Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.850	$41.880	$33.914	$31.771	$30.679	$27.486	$19.677	$17.759	$20.514	$18.777
Accumulation unit value at end of period	$48.818	$37.850	$41.880	$33.914	$31.771	$30.679	$27.486	$19.677	$17.759	$20.514
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	3
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$37.297	$41.330	$33.519	$31.448	$30.413	$27.288	$19.564	$17.684	$20.458	$18.754
Accumulation unit value at end of period	$48.032	$37.297	$41.330	$33.519	$31.448	$30.413	$27.288	$19.564	$17.684	$20.458
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$36.571	$40.608	$32.999	$31.022	$30.061	$27.026	$19.415	$17.585	$20.384	$18.723
Accumulation unit value at end of period	$47.003	$36.571	$40.608	$32.999	$31.022	$30.061	$27.026	$19.415	$17.585	$20.384
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	1	1	1	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.036	$40.075	$32.614	$30.706	$29.799	$26.831	$19.304	$17.510	$20.328	$18.700
Accumulation unit value at end of period	$46.247	$36.036	$40.075	$32.614	$30.706	$29.799	$26.831	$19.304	$17.510	$20.328
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-324

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$35.509	$39.548	$32.234	$30.393	$29.540	$26.638	$19.194	$18.727	$-	$-
Accumulation unit value at end of period	$45.502	$35.509	$39.548	$32.234	$30.393	$29.540	$26.638	$19.194	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$35.162	$39.201	$31.982	$30.187	$29.369	$26.509	$19.121	$17.387	$20.236	$18.661
Accumulation unit value at end of period	$45.012	$35.162	$39.201	$31.982	$30.187	$29.369	$26.509	$19.121	$17.387	$20.236
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.819	$38.857	$31.733	$29.981	$29.198	$26.382	$19.048	$17.338	$20.199	$18.646
Accumulation unit value at end of period	$44.528	$34.819	$38.857	$31.733	$29.981	$29.198	$26.382	$19.048	$17.338	$20.199
Number of accumulation units outstanding at end of period (in thousands)	19	21	21	20	19	19	18	18	19	19
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.141	$38.178	$31.241	$29.575	$28.860	$26.129	$18.903	$17.241	$20.125	$18.615
Accumulation unit value at end of period	$43.574	$34.141	$38.178	$31.241	$29.575	$28.860	$26.129	$18.903	$17.241	$20.125
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	1	1	1	1	1	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.477	$37.511	$30.756	$29.174	$28.526	$25.878	$18.759	$17.144	$20.052	$18.585
Accumulation unit value at end of period	$42.641	$33.477	$37.511	$30.756	$29.174	$28.526	$25.878	$18.759	$17.144	$20.052
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	1	2	2	3	3	2	1
TIAA-CREF Bond Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.241	$11.282	$10.936	$10.708	$10.678	$10.101	$10.368	$10.000	$-	$-
Accumulation unit value at end of period	$12.155	$11.241	$11.282	$10.936	$10.708	$10.678	$10.101	$10.368	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.124	$11.181	$10.855	$10.644	$10.631	$10.071	$10.353	$10.000	$-	$-
Accumulation unit value at end of period	$12.010	$11.124	$11.181	$10.855	$10.644	$10.631	$10.071	$10.353	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-325

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.970	$11.049	$10.748	$10.560	$10.568	$10.032	$10.333	$10.000	$-	$-
Accumulation unit value at end of period	$11.820	$10.970	$11.049	$10.748	$10.560	$10.568	$10.032	$10.333	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.856	$10.950	$10.668	$10.498	$10.521	$10.002	$10.318	$10.000	$-	$-
Accumulation unit value at end of period	$11.680	$10.856	$10.950	$10.668	$10.498	$10.521	$10.002	$10.318	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	10	8	-	4	1	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.744	$10.853	$10.589	$10.435	$10.474	$9.973	$10.304	$10.000	$-	$-
Accumulation unit value at end of period	$11.541	$10.744	$10.853	$10.589	$10.435	$10.474	$9.973	$10.304	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	5	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.669	$10.788	$10.536	$10.394	$10.443	$9.953	$10.294	$10.000	$-	$-
Accumulation unit value at end of period	$11.450	$10.669	$10.788	$10.536	$10.394	$10.443	$9.953	$10.294	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	13	12	11	11	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.595	$10.724	$10.484	$10.353	$10.412	$9.933	$10.284	$10.000	$-	$-
Accumulation unit value at end of period	$11.359	$10.595	$10.724	$10.484	$10.353	$10.412	$9.933	$10.284	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.448	$10.597	$10.381	$10.271	$10.350	$9.894	$10.264	$10.000	$-	$-
Accumulation unit value at end of period	$11.179	$10.448	$10.597	$10.381	$10.271	$10.350	$9.894	$10.264	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$10.000	$-	$-
Accumulation unit value at end of period	$11.003	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-	-

APP I-326

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
TIAA-CREF Equity Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.596	$22.863	$18.918	$16.824	$16.789	$14.962	$11.238	$10.000	$-	$-
Accumulation unit value at end of period	$28.202	$21.596	$22.863	$18.918	$16.824	$16.789	$14.962	$11.238	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	90	92	85	81	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.372	$22.660	$18.777	$16.724	$16.715	$14.918	$11.221	$10.000	$-	$-
Accumulation unit value at end of period	$27.867	$21.372	$22.660	$18.777	$16.724	$16.715	$14.918	$11.221	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.076	$22.391	$18.592	$16.592	$16.616	$14.860	$11.200	$10.000	$-	$-
Accumulation unit value at end of period	$27.427	$21.076	$22.391	$18.592	$16.592	$16.616	$14.860	$11.200	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.857	$22.192	$18.454	$16.493	$16.542	$14.816	$11.183	$10.000	$-	$-
Accumulation unit value at end of period	$27.101	$20.857	$22.192	$18.454	$16.493	$16.542	$14.816	$11.183	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	37	36	28	11	6	4	2	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.640	$21.995	$18.317	$16.395	$16.469	$14.772	$11.167	$10.000	$-	$-
Accumulation unit value at end of period	$26.779	$20.640	$21.995	$18.317	$16.395	$16.469	$14.772	$11.167	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	6	4	-	-	-	2	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.497	$21.864	$18.227	$16.331	$16.420	$14.743	$11.156	$10.000	$-	$-
Accumulation unit value at end of period	$26.567	$20.497	$21.864	$18.227	$16.331	$16.420	$14.743	$11.156	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	8	7	6	6	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.355	$21.734	$18.136	$16.266	$16.371	$14.714	$11.146	$10.000	$-	$-
Accumulation unit value at end of period	$26.356	$20.355	$21.734	$18.136	$16.266	$16.371	$14.714	$11.146	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	4	4	-	-	-	-

APP I-327

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.073	$21.477	$17.957	$16.137	$16.275	$14.657	$11.124	$10.000	$-	$-
Accumulation unit value at end of period	$25.939	$20.073	$21.477	$17.957	$16.137	$16.275	$14.657	$11.124	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	3	1	1	0	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$10.000	$-	$-
Accumulation unit value at end of period	$25.530	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	5	3	3	3	-	-	-	-	-
TIAA-CREF Large-Cap Growth Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.980	$24.421	$18.816	$17.626	$16.739	$14.848	$11.162	$10.000	$-	$-
Accumulation unit value at end of period	$32.602	$23.980	$24.421	$18.816	$17.626	$16.739	$14.848	$11.162	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	82	87	81	82	2	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.731	$24.204	$18.677	$17.521	$16.664	$14.804	$11.145	$10.000	$-	$-
Accumulation unit value at end of period	$32.214	$23.731	$24.204	$18.677	$17.521	$16.664	$14.804	$11.145	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.403	$23.917	$18.492	$17.383	$16.566	$14.746	$11.124	$10.000	$-	$-
Accumulation unit value at end of period	$31.705	$23.403	$23.917	$18.492	$17.383	$16.566	$14.746	$11.124	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.159	$23.704	$18.355	$17.280	$16.492	$14.703	$11.108	$10.000	$-	$-
Accumulation unit value at end of period	$31.329	$23.159	$23.704	$18.355	$17.280	$16.492	$14.703	$11.108	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	14	13	11	4	3	2	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.919	$23.494	$18.219	$17.178	$16.419	$14.660	$11.092	$10.000	$-	$-
Accumulation unit value at end of period	$30.957	$22.919	$23.494	$18.219	$17.178	$16.419	$14.660	$11.092	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	2	-	-
APP I-328

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.760	$23.354	$18.129	$17.110	$16.370	$14.631	$11.081	$10.000	$-	$-
Accumulation unit value at end of period	$30.711	$22.760	$23.354	$18.129	$17.110	$16.370	$14.631	$11.081	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.602	$23.215	$18.039	$17.042	$16.322	$14.602	$11.070	$10.000	$-	$-
Accumulation unit value at end of period	$30.468	$22.602	$23.215	$18.039	$17.042	$16.322	$14.602	$11.070	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.289	$22.940	$17.861	$16.907	$16.225	$14.545	$11.049	$10.000	$-	$-
Accumulation unit value at end of period	$29.986	$22.289	$22.940	$17.861	$16.907	$16.225	$14.545	$11.049	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$10.000	$-	$-
Accumulation unit value at end of period	$29.512	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	11	7	3	-	-	0	-	-	-
TIAA-CREF Large-Cap Value Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.623	$21.453	$18.934	$16.185	$16.878	$14.923	$11.303	$10.000	$-	$-
Accumulation unit value at end of period	$24.743	$19.623	$21.453	$18.934	$16.185	$16.878	$14.923	$11.303	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	106	103	96	87	47	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.419	$21.262	$18.794	$16.089	$16.803	$14.879	$11.287	$10.000	$-	$-
Accumulation unit value at end of period	$24.449	$19.419	$21.262	$18.794	$16.089	$16.803	$14.879	$11.287	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.150	$21.010	$18.608	$15.962	$16.704	$14.821	$11.265	$10.000	$-	$-
Accumulation unit value at end of period	$24.062	$19.150	$21.010	$18.608	$15.962	$16.704	$14.821	$11.265	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-329

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.951	$20.823	$18.470	$15.867	$16.630	$14.777	$11.249	$10.000	$-	$-
Accumulation unit value at end of period	$23.777	$18.951	$20.823	$18.470	$15.867	$16.630	$14.777	$11.249	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	8	7	6	1	1	0	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.754	$20.638	$18.333	$15.773	$16.556	$14.734	$11.232	$10.000	$-	$-
Accumulation unit value at end of period	$23.494	$18.754	$20.638	$18.333	$15.773	$16.556	$14.734	$11.232	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.624	$20.515	$18.242	$15.711	$16.507	$14.705	$11.221	$10.000	$-	$-
Accumulation unit value at end of period	$23.308	$18.624	$20.515	$18.242	$15.711	$16.507	$14.705	$11.221	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.494	$20.393	$18.152	$15.649	$16.458	$14.676	$11.211	$10.000	$-	$-
Accumulation unit value at end of period	$23.123	$18.494	$20.393	$18.152	$15.649	$16.458	$14.676	$11.211	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.239	$20.152	$17.973	$15.525	$16.361	$14.618	$11.189	$10.000	$-	$-
Accumulation unit value at end of period	$22.757	$18.239	$20.152	$17.973	$15.525	$16.361	$14.618	$11.189	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	1	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$10.000	$-	$-
Accumulation unit value at end of period	$22.398	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	8	-	-	-	0	-	-	-
Timothy Plan Large/Mid-Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.888	$25.124	$21.381	$19.703	$20.121	$18.117	$13.735	$12.135	$12.043	$10.778
Accumulation unit value at end of period	$29.038	$22.888	$25.124	$21.381	$19.703	$20.121	$18.117	$13.735	$12.135	$12.043
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	2	0	0	-	-

APP I-330

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$22.587	$24.830	$21.163	$19.531	$19.976	$18.013	$13.677	$12.101	$12.028	$10.775
Accumulation unit value at end of period	$28.612	$22.587	$24.830	$21.163	$19.531	$19.976	$18.013	$13.677	$12.101	$12.028
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.191	$24.444	$20.875	$19.304	$19.783	$17.875	$13.599	$12.056	$12.008	$10.771
Accumulation unit value at end of period	$28.054	$22.191	$24.444	$20.875	$19.304	$19.783	$17.875	$13.599	$12.056	$12.008
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1	0
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.898	$24.159	$20.662	$19.136	$19.640	$17.772	$13.541	$12.023	$11.993	$10.768
Accumulation unit value at end of period	$27.643	$21.898	$24.159	$20.662	$19.136	$19.640	$17.772	$13.541	$12.023	$11.993
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	6	-	-	2	0	0	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.610	$23.876	$20.451	$18.969	$19.498	$17.670	$13.484	$13.282	$-	$-
Accumulation unit value at end of period	$27.238	$21.610	$23.876	$20.451	$18.969	$19.498	$17.670	$13.484	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	2	2	3	2	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.419	$23.690	$20.312	$18.858	$19.404	$17.602	$13.445	$11.968	$11.967	$10.763
Accumulation unit value at end of period	$26.971	$21.419	$23.690	$20.312	$18.858	$19.404	$17.602	$13.445	$11.968	$11.967
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.231	$23.505	$20.173	$18.748	$19.310	$17.535	$13.407	$11.946	$11.957	$10.761
Accumulation unit value at end of period	$26.707	$21.231	$23.505	$20.173	$18.748	$19.310	$17.535	$13.407	$11.946	$11.957
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	5	-	2	1	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.859	$23.139	$19.899	$18.530	$19.124	$17.400	$13.331	$11.902	$11.937	$10.758
Accumulation unit value at end of period	$26.186	$20.859	$23.139	$19.899	$18.530	$19.124	$17.400	$13.331	$11.902	$11.937
Number of accumulation units outstanding at end of period (in thousands)	4	5	4	4	3	7	5	3	1	-

APP I-331

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858	$11.917	$10.754
Accumulation unit value at end of period	$25.676	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858	$11.917
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	1	1	2	2	1	-
UBS Dynamic Alpha Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.748	$17.852	$17.142	$17.469	$18.756	$18.180	$17.189	$15.080	$15.330	$-
Accumulation unit value at end of period	$18.073	$16.748	$17.852	$17.142	$17.469	$18.756	$18.180	$17.189	$15.080	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.503	$17.617	$16.942	$17.291	$18.593	$18.049	$17.091	$15.017	$15.288	$-
Accumulation unit value at end of period	$17.782	$16.503	$17.617	$16.942	$17.291	$18.593	$18.049	$17.091	$15.017	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.182	$17.309	$16.679	$17.057	$18.378	$17.876	$16.961	$14.932	$15.232	$-
Accumulation unit value at end of period	$17.401	$16.182	$17.309	$16.679	$17.057	$18.378	$17.876	$16.961	$14.932	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.945	$17.082	$16.484	$16.883	$18.218	$17.747	$16.864	$14.869	$15.191	$-
Accumulation unit value at end of period	$17.121	$15.945	$17.082	$16.484	$16.883	$18.218	$17.747	$16.864	$14.869	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.712	$16.857	$16.292	$16.712	$18.060	$17.619	$16.767	$16.344	$-	$-
Accumulation unit value at end of period	$16.845	$15.712	$16.857	$16.292	$16.712	$18.060	$17.619	$16.767	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.558	$16.709	$16.165	$16.598	$17.955	$17.534	$16.703	$14.764	$15.122	$-
Accumulation unit value at end of period	$16.664	$15.558	$16.709	$16.165	$16.598	$17.955	$17.534	$16.703	$14.764	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-332

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.406	$16.563	$16.039	$16.485	$17.851	$17.450	$16.640	$14.723	$15.094	$-
Accumulation unit value at end of period	$16.485	$15.406	$16.563	$16.039	$16.485	$17.851	$17.450	$16.640	$14.723	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.106	$16.273	$15.791	$16.262	$17.644	$17.283	$16.513	$14.640	$15.039	$-
Accumulation unit value at end of period	$16.132	$15.106	$16.273	$15.791	$16.262	$17.644	$17.283	$16.513	$14.640	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.812	$15.989	$15.545	$16.041	$17.440	$17.117	$16.387	$14.557	$14.985	$-
Accumulation unit value at end of period	$15.786	$14.812	$15.989	$15.545	$16.041	$17.440	$17.117	$16.387	$14.557	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
UBS Global Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.481	$13.526	$11.595	$11.436	$11.664	$10.984	$9.958	$8.862	$9.601	$-
Accumulation unit value at end of period	$14.819	$12.481	$13.526	$11.595	$11.436	$11.664	$10.984	$9.958	$8.862	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.677	$13.759	$11.813	$11.668	$11.918	$11.240	$10.206	$9.096	$9.870	$-
Accumulation unit value at end of period	$15.029	$12.677	$13.759	$11.813	$11.668	$11.918	$11.240	$10.206	$9.096	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.409	$13.495	$11.609	$11.490	$11.760	$11.114	$10.111	$9.030	$9.817	$-
Accumulation unit value at end of period	$14.682	$12.409	$13.495	$11.609	$11.490	$11.760	$11.114	$10.111	$9.030	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.777	$12.827	$11.051	$10.954	$11.229	$10.627	$9.683	$8.660	$9.430	$-
Accumulation unit value at end of period	$13.914	$11.777	$12.827	$11.051	$10.954	$11.229	$10.627	$9.683	$8.660	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-

APP I-333

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.805	$15.059	$12.994	$12.899	$13.242	$12.551	$11.453	$11.198	$-	$-
Accumulation unit value at end of period	$16.286	$13.805	$15.059	$12.994	$12.899	$13.242	$12.551	$11.453	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.763	$12.844	$11.093	$11.023	$11.328	$10.748	$9.817	$8.803	$9.609	$-
Accumulation unit value at end of period	$13.862	$11.763	$12.844	$11.093	$11.023	$11.328	$10.748	$9.817	$8.803	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.463	$14.715	$12.722	$12.655	$13.017	$12.363	$11.304	$10.146	$11.086	$-
Accumulation unit value at end of period	$15.850	$13.463	$14.715	$12.722	$12.655	$13.017	$12.363	$11.304	$10.146	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.049	$12.101	$10.482	$10.448	$10.768	$10.248	$9.389	$8.444	$9.244	$-
Accumulation unit value at end of period	$12.981	$11.049	$12.101	$10.482	$10.448	$10.768	$10.248	$9.389	$8.444	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.804	$14.051	$12.197	$12.180	$12.579	$11.995	$11.012	$9.923	$10.886	$-
Accumulation unit value at end of period	$15.014	$12.804	$14.051	$12.197	$12.180	$12.579	$11.995	$11.012	$9.923	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
Victory Diversified Stock Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.109	$25.517	$20.042	$19.320	$19.897	$18.068	$13.438	$11.540	$12.352	$10.955
Accumulation unit value at end of period	$28.575	$22.109	$25.517	$20.042	$19.320	$19.897	$18.068	$13.438	$11.540	$12.352
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	25	30	31	25	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.742	$19.352	$15.222	$14.695	$15.157	$13.784	$10.267	$8.831	$9.466	$8.408
Accumulation unit value at end of period	$21.605	$16.742	$19.352	$15.222	$14.695	$15.157	$13.784	$10.267	$8.831	$9.466
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-334

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.100	$26.755	$21.087	$20.399	$21.082	$19.211	$14.338	$12.356	$13.272	$11.812
Accumulation unit value at end of period	$29.752	$23.100	$26.755	$21.087	$20.399	$21.082	$19.211	$14.338	$12.356	$13.272
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	3	2	2	9	1
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.600	$26.216	$20.693	$20.047	$20.750	$18.937	$14.154	$12.216	$13.141	$11.713
Accumulation unit value at end of period	$29.064	$22.600	$26.216	$20.693	$20.047	$20.750	$18.937	$14.154	$12.216	$13.141
Number of accumulation units outstanding at end of period (in thousands)	3	3	1	2	5	5	6	17	16	10
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.111	$25.687	$20.306	$19.702	$20.423	$18.666	$13.973	$13.887	$-	$-
Accumulation unit value at end of period	$28.392	$22.111	$25.687	$20.306	$19.702	$20.423	$18.666	$13.973	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	2	2	2	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.085	$17.543	$13.882	$13.482	$13.990	$12.799	$9.591	$8.298	$8.949	$7.997
Accumulation unit value at end of period	$19.352	$15.085	$17.543	$13.882	$13.482	$13.990	$12.799	$9.591	$8.298	$8.949
Number of accumulation units outstanding at end of period (in thousands)	2	2	4	2	12	11	10	8	11	12
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.475	$24.998	$19.801	$19.250	$19.995	$18.311	$13.735	$11.896	$12.842	$11.486
Accumulation unit value at end of period	$27.521	$21.475	$24.998	$19.801	$19.250	$19.995	$18.311	$13.735	$11.896	$12.842
Number of accumulation units outstanding at end of period (in thousands)	6	16	16	16	19	17	16	14	13	16
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.569	$16.994	$13.487	$13.138	$13.674	$12.548	$9.431	$8.184	$8.853	$7.934
Accumulation unit value at end of period	$18.633	$14.569	$16.994	$13.487	$13.138	$13.674	$12.548	$9.431	$8.184	$8.853
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	4	6	7	4
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.257	$23.676	$18.828	$18.378	$19.165	$17.622	$13.271	$11.540	$12.507	$11.232
Accumulation unit value at end of period	$25.856	$20.257	$23.676	$18.828	$18.378	$19.165	$17.622	$13.271	$11.540	$12.507
Number of accumulation units outstanding at end of period (in thousands)	3	5	5	6	6	12	12	15	19	16

APP I-335

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Victory Munder Mid-Cap Core Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$52.402	$60.825	$48.988	$45.751	$47.959	$43.640	$32.718	$28.273	$28.570	$22.823
Accumulation unit value at end of period	$66.051	$52.402	$60.825	$48.988	$45.751	$47.959	$43.640	$32.718	$28.273	$28.570
Number of accumulation units outstanding at end of period (in thousands)	2	5	6	1	1	1	1	2	2	1
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$37.326	$43.391	$34.999	$32.735	$34.367	$31.319	$23.516	$20.351	$20.596	$16.478
Accumulation unit value at end of period	$46.978	$37.326	$43.391	$34.999	$32.735	$34.367	$31.319	$23.516	$20.351	$20.596
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.691	$26.431	$21.361	$20.020	$21.060	$19.230	$14.468	$12.546	$12.722	$10.199
Accumulation unit value at end of period	$28.501	$22.691	$26.431	$21.361	$20.020	$21.060	$19.230	$14.468	$12.546	$12.722
Number of accumulation units outstanding at end of period (in thousands)	12	13	11	15	31	30	30	33	32	34
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.037	$25.709	$20.809	$19.531	$20.577	$18.817	$14.179	$12.313	$12.505	$10.040
Accumulation unit value at end of period	$27.639	$22.037	$25.709	$20.809	$19.531	$20.577	$18.817	$14.179	$12.313	$12.505
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	6	-	-	0	0	1	1
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.597	$25.233	$20.454	$19.227	$20.287	$18.580	$14.021	$13.740	$-	$-
Accumulation unit value at end of period	$27.046	$21.597	$25.233	$20.454	$19.227	$20.287	$18.580	$14.021	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	2	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$35.190	$41.156	$33.395	$31.423	$33.188	$30.426	$22.983	$20.009	$20.372	$16.396
Accumulation unit value at end of period	$44.025	$35.190	$41.156	$33.395	$31.423	$33.188	$30.426	$22.983	$20.009	$20.372
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.023	$24.612	$19.990	$18.828	$19.906	$18.268	$13.813	$12.038	$12.268	$9.884
Accumulation unit value at end of period	$26.274	$21.023	$24.612	$19.990	$18.828	$19.906	$18.268	$13.813	$12.038	$12.268
Number of accumulation units outstanding at end of period (in thousands)	32	33	33	30	29	28	28	28	29	36

APP I-336

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.168	$40.082	$32.621	$30.786	$32.613	$29.989	$22.721	$19.841	$20.261	$16.356
Accumulation unit value at end of period	$42.618	$34.168	$40.082	$32.621	$30.786	$32.613	$29.989	$22.721	$19.841	$20.261
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	-	0	2	2	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.122	$23.653	$19.288	$18.240	$19.361	$17.839	$13.542	$11.849	$12.124	$9.807
Accumulation unit value at end of period	$25.049	$20.122	$23.653	$19.288	$18.240	$19.361	$17.839	$13.542	$11.849	$12.124
Number of accumulation units outstanding at end of period (in thousands)	5	5	3	3	3	6	6	5	5	6
Victory Special Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.138	$22.081	$17.504	$16.857	$17.476	$16.396	$12.546	$11.387	$12.742	$10.590
Accumulation unit value at end of period	$24.512	$19.138	$22.081	$17.504	$16.857	$17.476	$16.396	$12.546	$11.387	$12.742
Number of accumulation units outstanding at end of period (in thousands)	-	2	3	-	-	-	13	12	12	10
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.633	$15.752	$12.506	$12.061	$12.524	$11.767	$9.017	$8.197	$9.186	$7.646
Accumulation unit value at end of period	$17.434	$13.633	$15.752	$12.506	$12.061	$12.524	$11.767	$9.017	$8.197	$9.186
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.648	$20.433	$16.254	$15.708	$16.343	$15.387	$11.814	$10.761	$12.084	$10.078
Accumulation unit value at end of period	$22.524	$17.648	$20.433	$16.254	$15.708	$16.343	$15.387	$11.814	$10.761	$12.084
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	7	8	9	21	24	35	28
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.062	$20.944	$16.686	$16.149	$16.827	$15.866	$12.201	$11.130	$12.517	$10.454
Accumulation unit value at end of period	$23.018	$18.062	$20.944	$16.686	$16.149	$16.827	$15.866	$12.201	$11.130	$12.517
Number of accumulation units outstanding at end of period (in thousands)	16	17	20	21	26	23	22	21	41	22
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.701	$20.556	$16.401	$15.898	$16.590	$15.666	$12.065	$11.896	$-	$-
Accumulation unit value at end of period	$22.524	$17.701	$20.556	$16.401	$15.898	$16.590	$15.666	$12.065	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	4	3	15	17	14	-	-
APP I-337

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.171	$14.149	$11.300	$10.964	$11.453	$10.826	$8.346	$7.633	$8.605	$7.205
Accumulation unit value at end of period	$15.473	$12.171	$14.149	$11.300	$10.964	$11.453	$10.826	$8.346	$7.633	$8.605
Number of accumulation units outstanding at end of period (in thousands)	11	15	15	16	13	15	19	21	22	28
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.231	$20.050	$16.029	$15.568	$16.279	$15.403	$11.886	$10.881	$12.280	$10.292
Accumulation unit value at end of period	$21.882	$17.231	$20.050	$16.029	$15.568	$16.279	$15.403	$11.886	$10.881	$12.280
Number of accumulation units outstanding at end of period (in thousands)	8	9	9	5	5	8	8	14	18	26
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.755	$13.706	$10.979	$10.685	$11.195	$10.614	$8.207	$7.528	$8.512	$7.149
Accumulation unit value at end of period	$14.898	$11.755	$13.706	$10.979	$10.685	$11.195	$10.614	$8.207	$7.528	$8.512
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	6	7	12	34	35	29	30
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.327	$19.076	$15.311	$14.930	$15.674	$14.890	$11.537	$10.603	$12.014	$10.110
Accumulation unit value at end of period	$20.652	$16.327	$19.076	$15.311	$14.930	$15.674	$14.890	$11.537	$10.603	$12.014
Number of accumulation units outstanding at end of period (in thousands)	14	14	16	21	24	26	26	30	38	32
Victory Sycamore Established Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$44.279	$49.325	$42.646	$35.345	$35.105	$31.372	$23.337	$20.814	$20.793	$17.126
Accumulation unit value at end of period	$56.836	$44.279	$49.325	$42.646	$35.345	$35.105	$31.372	$23.337	$20.814	$20.793
Number of accumulation units outstanding at end of period (in thousands)	162	191	188	147	126	18	16	17	1	1
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$43.631	$48.678	$42.149	$34.985	$34.800	$31.146	$23.204	$20.726	$20.736	$17.105
Accumulation unit value at end of period	$55.921	$43.631	$48.678	$42.149	$34.985	$34.800	$31.146	$23.204	$20.726	$20.736
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	3	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$42.783	$47.827	$41.495	$34.511	$34.397	$30.847	$23.027	$20.609	$20.661	$17.077
Accumulation unit value at end of period	$54.724	$42.783	$47.827	$41.495	$34.511	$34.397	$30.847	$23.027	$20.609	$20.661
Number of accumulation units outstanding at end of period (in thousands)	1	2	5	2	1	30	1	0	16	12

APP I-338

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$42.157	$47.199	$41.012	$34.160	$34.098	$30.625	$22.896	$20.522	$20.604	$17.056
Accumulation unit value at end of period	$53.843	$42.157	$47.199	$41.012	$34.160	$34.098	$30.625	$22.896	$20.522	$20.604
Number of accumulation units outstanding at end of period (in thousands)	2	3	2	4	4	11	5	0	0	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$41.540	$46.579	$40.533	$33.812	$33.801	$30.404	$22.765	$22.077	$-	$-
Accumulation unit value at end of period	$52.976	$41.540	$46.579	$40.533	$33.812	$33.801	$30.404	$22.765	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$41.134	$46.170	$40.218	$33.582	$33.605	$30.258	$22.678	$20.378	$20.511	$17.021
Accumulation unit value at end of period	$52.406	$41.134	$46.170	$40.218	$33.582	$33.605	$30.258	$22.678	$20.378	$20.511
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	7	8	7	1
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$40.732	$45.765	$39.904	$33.354	$33.410	$30.113	$22.591	$20.321	$20.473	$17.007
Accumulation unit value at end of period	$51.842	$40.732	$45.765	$39.904	$33.354	$33.410	$30.113	$22.591	$20.321	$20.473
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	2	1	0	0	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$39.940	$44.965	$39.285	$32.902	$33.023	$29.824	$22.419	$20.206	$20.399	$16.979
Accumulation unit value at end of period	$50.732	$39.940	$44.965	$39.285	$32.902	$33.023	$29.824	$22.419	$20.206	$20.399
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.163	$44.179	$38.676	$32.456	$32.641	$29.538	$22.249	$20.093	$20.325	$16.951
Accumulation unit value at end of period	$49.646	$39.163	$44.179	$38.676	$32.456	$32.641	$29.538	$22.249	$20.093	$20.325
Number of accumulation units outstanding at end of period (in thousands)	5	5	3	3	3	2	2	1	1	1
Victory Sycamore Small Company Opportunity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.404	$26.686	$23.938	$18.463	$18.598	$17.471	$13.145	$11.720	$11.586	$9.533
Accumulation unit value at end of period	$30.874	$24.404	$26.686	$23.938	$18.463	$18.598	$17.471	$13.145	$11.720	$11.586
Number of accumulation units outstanding at end of period (in thousands)	33	74	83	81	82	80	67	63	15	-

APP I-339

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$24.016	$26.301	$23.628	$18.252	$18.413	$17.323	$13.053	$11.656	$11.539	$9.509
Accumulation unit value at end of period	$30.338	$24.016	$26.301	$23.628	$18.252	$18.413	$17.323	$13.053	$11.656	$11.539
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.509	$25.798	$23.222	$17.974	$18.169	$17.128	$12.932	$11.570	$11.478	$9.478
Accumulation unit value at end of period	$29.638	$23.509	$25.798	$23.222	$17.974	$18.169	$17.128	$12.932	$11.570	$11.478
Number of accumulation units outstanding at end of period (in thousands)	9	8	11	-	-	3	4	6	14	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.136	$25.427	$22.922	$17.768	$17.988	$16.983	$12.842	$11.507	$11.432	$9.454
Accumulation unit value at end of period	$29.124	$23.136	$25.427	$22.922	$17.768	$17.988	$16.983	$12.842	$11.507	$11.432
Number of accumulation units outstanding at end of period (in thousands)	25	24	22	25	25	33	36	40	28	32
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.768	$25.061	$22.626	$17.565	$17.809	$16.839	$12.752	$12.315	$-	$-
Accumulation unit value at end of period	$28.618	$22.768	$25.061	$22.626	$17.565	$17.809	$16.839	$12.752	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	12	1	1	8	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.527	$24.820	$22.431	$17.431	$17.690	$16.743	$12.692	$11.402	$11.356	$9.414
Accumulation unit value at end of period	$28.286	$22.527	$24.820	$22.431	$17.431	$17.690	$16.743	$12.692	$11.402	$11.356
Number of accumulation units outstanding at end of period (in thousands)	11	13	14	17	18	24	15	13	16	9
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.288	$24.581	$22.238	$17.298	$17.573	$16.649	$12.633	$11.360	$11.325	$9.399
Accumulation unit value at end of period	$27.958	$22.288	$24.581	$22.238	$17.298	$17.573	$16.649	$12.633	$11.360	$11.325
Number of accumulation units outstanding at end of period (in thousands)	15	17	20	20	19	17	17	22	44	41
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.817	$24.110	$21.855	$17.034	$17.340	$16.461	$12.516	$11.277	$11.265	$9.367
Accumulation unit value at end of period	$27.313	$21.817	$24.110	$21.855	$17.034	$17.340	$16.461	$12.516	$11.277	$11.265
Number of accumulation units outstanding at end of period (in thousands)	9	14	25	22	21	18	20	11	2	5

APP I-340

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.356	$23.649	$21.480	$16.775	$17.110	$16.275	$12.399	$11.194	$11.205	$9.336
Accumulation unit value at end of period	$26.683	$21.356	$23.649	$21.480	$16.775	$17.110	$16.275	$12.399	$11.194	$11.205
Number of accumulation units outstanding at end of period (in thousands)	26	28	31	35	33	30	24	28	20	8
Virtus Ceredex Large-Cap Value Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.454	$20.652	$17.817	$15.468	$16.276	$14.696	$10.979	$9.452	$10.367	$-
Accumulation unit value at end of period	$24.094	$18.454	$20.652	$17.817	$15.468	$16.276	$14.696	$10.979	$9.452	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.237	$20.438	$17.661	$15.355	$16.182	$14.632	$10.948	$9.440	$10.364	$-
Accumulation unit value at end of period	$23.775	$18.237	$20.438	$17.661	$15.355	$16.182	$14.632	$10.948	$9.440	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.952	$20.158	$17.454	$15.205	$16.056	$14.548	$10.907	$9.423	$10.360	$-
Accumulation unit value at end of period	$23.356	$17.952	$20.158	$17.454	$15.205	$16.056	$14.548	$10.907	$9.423	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.741	$19.951	$17.300	$15.094	$15.963	$14.485	$10.876	$9.410	$10.356	$-
Accumulation unit value at end of period	$23.047	$17.741	$19.951	$17.300	$15.094	$15.963	$14.485	$10.876	$9.410	$-
Number of accumulation units outstanding at end of period (in thousands)	1	6	6	14	5	4	0	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.532	$19.747	$17.148	$14.984	$15.870	$14.422	$10.845	$10.594	$-	$-
Accumulation unit value at end of period	$22.742	$17.532	$19.747	$17.148	$14.984	$15.870	$14.422	$10.845	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.394	$19.611	$17.048	$14.911	$15.809	$14.381	$10.825	$9.390	$10.351	$-
Accumulation unit value at end of period	$22.540	$17.394	$19.611	$17.048	$14.911	$15.809	$14.381	$10.825	$9.390	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-	-

APP I-341

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.258	$19.477	$16.948	$14.838	$15.747	$14.339	$10.804	$9.381	$10.349	$-
Accumulation unit value at end of period	$22.341	$17.258	$19.477	$16.948	$14.838	$15.747	$14.339	$10.804	$9.381	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.988	$19.210	$16.749	$14.694	$15.625	$14.257	$10.763	$9.365	$10.344	$-
Accumulation unit value at end of period	$21.947	$16.988	$19.210	$16.749	$14.694	$15.625	$14.257	$10.763	$9.365	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.722	$18.948	$16.554	$14.551	$15.504	$14.175	$10.723	$9.348	$10.340	$-
Accumulation unit value at end of period	$21.561	$16.722	$18.948	$16.554	$14.551	$15.504	$14.175	$10.723	$9.348	$-
Number of accumulation units outstanding at end of period (in thousands)	-	3	3	1	-	-	0	-	-	-
Virtus Ceredex Mid-Cap Value Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$44.261	$48.151	$43.290	$36.127	$38.544	$34.819	$26.603	$21.916	$23.704	$18.632
Accumulation unit value at end of period	$58.705	$44.261	$48.151	$43.290	$36.127	$38.544	$34.819	$26.603	$21.916	$23.704
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	2	2	1	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$43.614	$47.518	$42.785	$35.759	$38.209	$34.568	$26.450	$21.823	$23.639	$18.609
Accumulation unit value at end of period	$57.760	$43.614	$47.518	$42.785	$35.759	$38.209	$34.568	$26.450	$21.823	$23.639
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$42.766	$46.688	$42.121	$35.275	$37.767	$34.236	$26.249	$21.700	$23.553	$18.579
Accumulation unit value at end of period	$56.524	$42.766	$46.688	$42.121	$35.275	$37.767	$34.236	$26.249	$21.700	$23.553
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$42.140	$46.075	$41.630	$34.916	$37.439	$33.990	$26.099	$21.609	$23.489	$18.556
Accumulation unit value at end of period	$55.613	$42.140	$46.075	$41.630	$34.916	$37.439	$33.990	$26.099	$21.609	$23.489
Number of accumulation units outstanding at end of period (in thousands)	8	3	3	5	6	5	10	8	1	1

APP I-342

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$41.524	$45.469	$41.144	$34.560	$37.113	$33.745	$25.950	$24.539	$-	$-
Accumulation unit value at end of period	$54.718	$41.524	$45.469	$41.144	$34.560	$37.113	$33.745	$25.950	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	8	8	8	8	8	7	7	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$41.118	$45.070	$40.824	$34.325	$36.898	$33.582	$25.851	$21.457	$23.382	$18.518
Accumulation unit value at end of period	$54.129	$41.118	$45.070	$40.824	$34.325	$36.898	$33.582	$25.851	$21.457	$23.382
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	-	-	-	4	4	3	0
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$40.716	$44.675	$40.506	$34.092	$36.684	$33.421	$25.752	$21.396	$23.340	$18.502
Accumulation unit value at end of period	$53.547	$40.716	$44.675	$40.506	$34.092	$36.684	$33.421	$25.752	$21.396	$23.340
Number of accumulation units outstanding at end of period (in thousands)	9	12	12	10	9	8	7	6	14	5
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$39.924	$43.894	$39.878	$33.630	$36.259	$33.100	$25.556	$21.276	$23.255	$18.472
Accumulation unit value at end of period	$52.400	$39.924	$43.894	$39.878	$33.630	$36.259	$33.100	$25.556	$21.276	$23.255
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	1	0	1	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.148	$43.127	$39.259	$33.174	$35.839	$32.783	$25.362	$21.156	$23.170	$18.442
Accumulation unit value at end of period	$51.278	$39.148	$43.127	$39.259	$33.174	$35.839	$32.783	$25.362	$21.156	$23.170
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	7	8	7	6	5	5	2
Virtus Ceredex Small-Cap Value Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.934	$45.746	$41.568	$32.280	$34.414	$33.796	$25.101	$21.551	$22.445	$17.483
Accumulation unit value at end of period	$46.808	$39.934	$45.746	$41.568	$32.280	$34.414	$33.796	$25.101	$21.551	$22.445
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	2	2	2	2	2	2	2
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$39.350	$45.145	$41.083	$31.952	$34.114	$33.553	$24.958	$21.460	$22.384	$17.462
Accumulation unit value at end of period	$46.055	$39.350	$45.145	$41.083	$31.952	$34.114	$33.553	$24.958	$21.460	$22.384
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-343

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$38.585	$44.356	$40.446	$31.519	$33.720	$33.231	$24.768	$21.339	$22.303	$17.433
Accumulation unit value at end of period	$45.069	$38.585	$44.356	$40.446	$31.519	$33.720	$33.231	$24.768	$21.339	$22.303
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$38.020	$43.733	$39.974	$31.198	$33.426	$32.991	$24.626	$21.249	$22.242	$17.412
Accumulation unit value at end of period	$44.343	$38.020	$43.733	$39.974	$31.198	$33.426	$32.991	$24.626	$21.249	$22.242
Number of accumulation units outstanding at end of period (in thousands)	7	1	1	4	1	11	2	2	3	1
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$37.464	$43.198	$39.508	$30.880	$33.136	$32.754	$24.485	$23.195	$-	$-
Accumulation unit value at end of period	$43.629	$37.464	$43.198	$39.508	$30.880	$33.136	$32.754	$24.485	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	13	13	13	13	13	11	8	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$37.098	$42.819	$39.201	$30.670	$32.943	$32.596	$24.392	$21.100	$22.141	$17.376
Accumulation unit value at end of period	$43.160	$37.098	$42.819	$39.201	$30.670	$32.943	$32.596	$24.392	$21.100	$22.141
Number of accumulation units outstanding at end of period (in thousands)	3	6	6	7	8	6	19	37	31	2
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$36.736	$42.443	$38.895	$30.462	$32.752	$32.439	$24.299	$21.040	$22.101	$17.362
Accumulation unit value at end of period	$42.695	$36.736	$42.443	$38.895	$30.462	$32.752	$32.439	$24.299	$21.040	$22.101
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	1	2	1	2	3	5	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$36.021	$41.702	$38.292	$30.049	$32.373	$32.128	$24.114	$20.922	$22.020	$17.333
Accumulation unit value at end of period	$41.781	$36.021	$41.702	$38.292	$30.049	$32.373	$32.128	$24.114	$20.922	$22.020
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	2	1	2	2	1	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$35.320	$40.973	$37.698	$29.642	$31.998	$31.820	$23.930	$20.804	$21.940	$17.305
Accumulation unit value at end of period	$40.886	$35.320	$40.973	$37.698	$29.642	$31.998	$31.820	$23.930	$20.804	$21.940
Number of accumulation units outstanding at end of period (in thousands)	7	9	9	10	9	10	9	7	5	2

APP I-344

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Virtus SEIX Total Return Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.873	$12.935	$12.628	$12.285	$12.297	$11.584	$11.983	$11.447	$10.454	$10.191
Accumulation unit value at end of period	$13.735	$12.873	$12.935	$12.628	$12.285	$12.297	$11.584	$11.983	$11.447	$10.454
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.703	$12.784	$12.499	$12.178	$12.207	$11.517	$11.932	$11.415	$10.441	$10.188
Accumulation unit value at end of period	$13.534	$12.703	$12.784	$12.499	$12.178	$12.207	$11.517	$11.932	$11.415	$10.441
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	44	50	55	52	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.480	$12.585	$12.329	$12.036	$12.090	$11.429	$11.864	$11.373	$10.423	$10.184
Accumulation unit value at end of period	$13.270	$12.480	$12.585	$12.329	$12.036	$12.090	$11.429	$11.864	$11.373	$10.423
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.316	$12.438	$12.204	$11.931	$12.002	$11.363	$11.813	$11.342	$10.410	$10.181
Accumulation unit value at end of period	$13.076	$12.316	$12.438	$12.204	$11.931	$12.002	$11.363	$11.813	$11.342	$10.410
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.154	$12.293	$12.079	$11.827	$11.915	$11.298	$11.763	$11.751	$-	$-
Accumulation unit value at end of period	$12.884	$12.154	$12.293	$12.079	$11.827	$11.915	$11.298	$11.763	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	6	7	12	17	17	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.046	$12.197	$11.997	$11.758	$11.858	$11.255	$11.730	$11.290	$10.388	$10.177
Accumulation unit value at end of period	$12.758	$12.046	$12.197	$11.997	$11.758	$11.858	$11.255	$11.730	$11.290	$10.388
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	15	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.940	$12.101	$11.915	$11.690	$11.800	$11.211	$11.696	$11.269	$10.379	$10.175
Accumulation unit value at end of period	$12.633	$11.940	$12.101	$11.915	$11.690	$11.800	$11.211	$11.696	$11.269	$10.379
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	6	7	6	6	3	-	-

APP I-345

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.731	$11.913	$11.753	$11.554	$11.687	$11.126	$11.630	$11.227	$10.361	$10.171
Accumulation unit value at end of period	$12.386	$11.731	$11.913	$11.753	$11.554	$11.687	$11.126	$11.630	$11.227	$10.361
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.525	$11.728	$11.593	$11.419	$11.574	$11.040	$11.564	$11.186	$10.344	$10.167
Accumulation unit value at end of period	$12.145	$11.525	$11.728	$11.593	$11.419	$11.574	$11.040	$11.564	$11.186	$10.344
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	-
Wells Fargo Asset Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.592	$15.032	$13.094	$12.508	$13.170	$13.118	$11.783	$10.678	$10.553	$9.845
Accumulation unit value at end of period	$16.279	$13.592	$15.032	$13.094	$12.508	$13.170	$13.118	$11.783	$10.678	$10.553
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.534	$14.991	$13.077	$12.510	$13.192	$13.161	$11.838	$10.744	$10.635	$9.936
Accumulation unit value at end of period	$16.185	$13.534	$14.991	$13.077	$12.510	$13.192	$13.161	$11.838	$10.744	$10.635
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.248	$14.704	$12.853	$12.320	$13.017	$13.012	$11.728	$10.666	$10.578	$9.903
Accumulation unit value at end of period	$15.811	$13.248	$14.704	$12.853	$12.320	$13.017	$13.012	$11.728	$10.666	$10.578
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	1	1	4	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.826	$14.256	$12.480	$11.981	$12.678	$12.692	$11.457	$10.434	$10.365	$9.718
Accumulation unit value at end of period	$15.284	$12.826	$14.256	$12.480	$11.981	$12.678	$12.692	$11.457	$10.434	$10.365
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	-	-	4	3	3
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.766	$16.438	$14.412	$13.856	$14.684	$14.723	$13.310	$13.115	$-	$-
Accumulation unit value at end of period	$17.571	$14.766	$16.438	$14.412	$13.856	$14.684	$14.723	$13.310	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	1	1	0	-	-	-
APP I-346

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.459	$13.883	$12.184	$11.726	$12.439	$12.484	$11.298	$10.315	$10.272	$9.655
Accumulation unit value at end of period	$14.810	$12.459	$13.883	$12.184	$11.726	$12.439	$12.484	$11.298	$10.315	$10.272
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	6	6	2	1	2	1
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.400	$16.063	$14.111	$13.594	$14.435	$14.502	$13.137	$12.006	$11.968	$11.260
Accumulation unit value at end of period	$17.101	$14.400	$16.063	$14.111	$13.594	$14.435	$14.502	$13.137	$12.006	$11.968
Number of accumulation units outstanding at end of period (in thousands)	1	4	4	4	7	3	-	-	0	0
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.032	$13.449	$11.838	$11.427	$12.159	$12.239	$11.109	$10.173	$10.161	$9.579
Accumulation unit value at end of period	$14.260	$12.032	$13.449	$11.838	$11.427	$12.159	$12.239	$11.109	$10.173	$10.161
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	2	2	-	7	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.695	$15.338	$13.528	$13.084	$13.950	$14.071	$12.797	$11.742	$11.752	$11.101
Accumulation unit value at end of period	$16.199	$13.695	$15.338	$13.528	$13.084	$13.950	$14.071	$12.797	$11.742	$11.752
Number of accumulation units outstanding at end of period (in thousands)	3	3	6	5	5	7	6	12	7	4
Wells Fargo Emerging Markets Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.742	$28.294	$21.050	$18.853	$21.766	$22.963	$23.575	$20.957	$24.415	$19.979
Accumulation unit value at end of period	$30.289	$23.742	$28.294	$21.050	$18.853	$21.766	$22.963	$23.575	$20.957	$24.415
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	1	1	1	1	1	1	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.395	$27.923	$20.804	$18.661	$21.576	$22.798	$23.440	$20.869	$24.349	$19.954
Accumulation unit value at end of period	$29.801	$23.395	$27.923	$20.804	$18.661	$21.576	$22.798	$23.440	$20.869	$24.349
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.940	$27.435	$20.481	$18.408	$21.327	$22.579	$23.261	$20.751	$24.260	$19.921
Accumulation unit value at end of period	$29.163	$22.940	$27.435	$20.481	$18.408	$21.327	$22.579	$23.261	$20.751	$24.260
Number of accumulation units outstanding at end of period (in thousands)	6	6	7	8	9	1	1	1	-	-

APP I-347

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.605	$27.074	$20.243	$18.220	$21.141	$22.416	$23.128	$20.664	$24.194	$19.897
Accumulation unit value at end of period	$28.693	$22.605	$27.074	$20.243	$18.220	$21.141	$22.416	$23.128	$20.664	$24.194
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	16	20	21	25	20	9	1
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.274	$26.719	$20.006	$18.035	$20.957	$22.255	$22.996	$22.103	$-	$-
Accumulation unit value at end of period	$28.231	$22.274	$26.719	$20.006	$18.035	$20.957	$22.255	$22.996	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	2	8	1	1	6	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.056	$26.484	$19.851	$17.912	$20.836	$22.148	$22.909	$20.518	$24.084	$19.856
Accumulation unit value at end of period	$27.927	$22.056	$26.484	$19.851	$17.912	$20.836	$22.148	$22.909	$20.518	$24.084
Number of accumulation units outstanding at end of period (in thousands)	10	14	12	11	11	9	8	8	6	8
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.841	$26.252	$19.696	$17.790	$20.715	$22.041	$22.821	$20.461	$24.040	$19.840
Accumulation unit value at end of period	$27.627	$21.841	$26.252	$19.696	$17.790	$20.715	$22.041	$22.821	$20.461	$24.040
Number of accumulation units outstanding at end of period (in thousands)	1	-	5	5	5	3	3	5	3	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.416	$25.793	$19.390	$17.549	$20.475	$21.830	$22.647	$20.345	$23.953	$19.807
Accumulation unit value at end of period	$27.035	$21.416	$25.793	$19.390	$17.549	$20.475	$21.830	$22.647	$20.345	$23.953
Number of accumulation units outstanding at end of period (in thousands)	15	16	30	32	27	18	16	11	5	4
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.999	$25.342	$19.089	$17.311	$20.238	$21.620	$22.475	$20.231	$23.866	$19.774
Accumulation unit value at end of period	$26.456	$20.999	$25.342	$19.089	$17.311	$20.238	$21.620	$22.475	$20.231	$23.866
Number of accumulation units outstanding at end of period (in thousands)	39	41	42	49	48	48	42	32	22	6
Wells Fargo International Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.997	$12.069	$9.728	$9.329	$9.119	$9.622	$7.993	$7.031	$8.153	$7.403
Accumulation unit value at end of period	$11.497	$9.997	$12.069	$9.728	$9.329	$9.119	$9.622	$7.993	$7.031	$8.153
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-348

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$9.891	$11.959	$9.653	$9.271	$9.076	$9.591	$7.980	$7.029	$8.164	$7.416
Accumulation unit value at end of period	$11.358	$9.891	$11.959	$9.653	$9.271	$9.076	$9.591	$7.980	$7.029	$8.164
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$9.682	$11.730	$9.488	$9.130	$8.956	$9.483	$7.906	$6.978	$8.121	$7.380
Accumulation unit value at end of period	$11.096	$9.682	$11.730	$9.488	$9.130	$8.956	$9.483	$7.906	$6.978	$8.121
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.433	$11.446	$9.272	$8.936	$8.778	$9.309	$7.772	$6.871	$8.008	$7.280
Accumulation unit value at end of period	$10.794	$9.433	$11.446	$9.272	$8.936	$8.778	$9.309	$7.772	$6.871	$8.008
Number of accumulation units outstanding at end of period (in thousands)	6	8	7	-	-	-	-	1	1	1
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.319	$14.970	$12.144	$11.722	$11.533	$12.249	$10.242	$9.651	$-	$-
Accumulation unit value at end of period	$14.076	$12.319	$14.970	$12.144	$11.722	$11.533	$12.249	$10.242	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	5	5	5	4	4	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.164	$11.146	$9.052	$8.746	$8.613	$9.157	$7.664	$6.792	$7.936	$7.220
Accumulation unit value at end of period	$10.459	$9.164	$11.146	$9.052	$8.746	$8.613	$9.157	$7.664	$6.792	$7.936
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.014	$14.629	$11.891	$11.500	$11.338	$12.065	$10.109	$8.967	$10.488	$9.175
Accumulation unit value at end of period	$13.700	$12.014	$14.629	$11.891	$11.500	$11.338	$12.065	$10.109	$8.967	$10.488
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	0
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$8.850	$10.797	$8.794	$8.523	$8.419	$8.977	$7.536	$6.699	$7.850	$7.148
Accumulation unit value at end of period	$10.071	$8.850	$10.797	$8.794	$8.523	$8.419	$8.977	$7.536	$6.699	$7.850
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	0	0

APP I-349

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.425	$13.969	$11.400	$11.069	$10.957	$11.706	$9.847	$8.770	$10.299	$9.382
Accumulation unit value at end of period	$12.977	$11.425	$13.969	$11.400	$11.069	$10.957	$11.706	$9.847	$8.770	$10.299
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0	0
Wells Fargo Utility and Telecommunications Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.655	$29.688	$26.121	$23.197	$25.238	$21.713	$18.363	$16.858	$14.507	$14.077
Accumulation unit value at end of period	$39.084	$30.655	$29.688	$26.121	$23.197	$25.238	$21.713	$18.363	$16.858	$14.507
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$30.206	$29.298	$25.816	$22.960	$25.018	$21.556	$18.258	$16.787	$14.467	$14.060
Accumulation unit value at end of period	$38.454	$30.206	$29.298	$25.816	$22.960	$25.018	$21.556	$18.258	$16.787	$14.467
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.619	$28.786	$25.416	$22.649	$24.729	$21.350	$18.119	$16.692	$14.415	$14.037
Accumulation unit value at end of period	$37.631	$29.619	$28.786	$25.416	$22.649	$24.729	$21.350	$18.119	$16.692	$14.415
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.186	$28.408	$25.119	$22.419	$24.514	$21.196	$18.016	$16.622	$14.375	$14.019
Accumulation unit value at end of period	$37.025	$29.186	$28.408	$25.119	$22.419	$24.514	$21.196	$18.016	$16.622	$14.375
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.759	$28.035	$24.827	$22.190	$24.301	$21.043	$17.913	$18.042	$-	$-
Accumulation unit value at end of period	$36.429	$28.759	$28.035	$24.827	$22.190	$24.301	$21.043	$17.913	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$28.478	$27.789	$24.633	$22.040	$24.160	$20.942	$17.844	$16.505	$14.310	$13.990
Accumulation unit value at end of period	$36.037	$28.478	$27.789	$24.633	$22.040	$24.160	$20.942	$17.844	$16.505	$14.310
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-350

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.200	$27.545	$24.441	$21.890	$24.019	$20.841	$17.776	$16.458	$14.284	$13.979
Accumulation unit value at end of period	$35.649	$28.200	$27.545	$24.441	$21.890	$24.019	$20.841	$17.776	$16.458	$14.284
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	1	1	1
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.651	$27.064	$24.062	$21.593	$23.741	$20.641	$17.641	$16.366	$14.232	$13.956
Accumulation unit value at end of period	$34.886	$27.651	$27.064	$24.062	$21.593	$23.741	$20.641	$17.641	$16.366	$14.232
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.113	$26.591	$23.689	$21.300	$23.466	$20.443	$17.506	$16.273	$14.180	$13.933
Accumulation unit value at end of period	$34.139	$27.113	$26.591	$23.689	$21.300	$23.466	$20.443	$17.506	$16.273	$14.180
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	2	1	1	1
Alger Capital Appreciation Institutional Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.005	$27.242	$20.793	$20.698	$19.485	$17.197	$12.757	$10.800	$10.913	$9.617
Accumulation unit value at end of period	$35.948	$27.005	$27.242	$20.793	$20.698	$19.485	$17.197	$12.757	$10.800	$10.913
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	7	6	87	110	122	163
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$25.619	$25.884	$19.786	$19.725	$18.596	$16.438	$12.212	$10.354	$10.478	$9.247
Accumulation unit value at end of period	$34.053	$25.619	$25.884	$19.786	$19.725	$18.596	$16.438	$12.212	$10.354	$10.478
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$26.381	$26.707	$20.456	$20.433	$19.303	$17.096	$12.727	$10.813	$10.964	$9.695
Accumulation unit value at end of period	$34.995	$26.381	$26.707	$20.456	$20.433	$19.303	$17.096	$12.727	$10.813	$10.964
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	8	8	78	87	89	25	16
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.180	$29.585	$22.694	$22.703	$21.479	$19.052	$14.204	$12.086	$12.273	$10.869
Accumulation unit value at end of period	$38.649	$29.180	$29.585	$22.694	$22.703	$21.479	$19.052	$14.204	$12.086	$12.273
Number of accumulation units outstanding at end of period (in thousands)	54	56	45	31	38	63	74	32	26	22

APP I-351

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$35.336	$35.881	$27.565	$27.617	$26.167	$23.246	$17.356	$17.545	$-	$-
Accumulation unit value at end of period	$46.734	$35.336	$35.881	$27.565	$27.617	$26.167	$23.246	$17.356	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	6	20	7	6	17	1	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$24.754	$25.160	$19.348	$19.404	$18.404	$16.366	$12.231	$10.433	$10.622	$9.430
Accumulation unit value at end of period	$32.705	$24.754	$25.160	$19.348	$19.404	$18.404	$16.366	$12.231	$10.433	$10.622
Number of accumulation units outstanding at end of period (in thousands)	9	14	14	14	18	9	37	31	28	2
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.461	$35.062	$26.989	$27.094	$25.724	$22.898	$17.130	$14.627	$14.906	$13.247
Accumulation unit value at end of period	$45.485	$34.461	$35.062	$26.989	$27.094	$25.724	$22.898	$17.130	$14.627	$14.906
Number of accumulation units outstanding at end of period (in thousands)	8	4	4	4	4	5	5	19	9	2
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$23.906	$24.372	$18.798	$18.909	$17.989	$16.044	$12.027	$10.290	$10.507	$9.357
Accumulation unit value at end of period	$31.491	$23.906	$24.372	$18.798	$18.909	$17.989	$16.044	$12.027	$10.290	$10.507
Number of accumulation units outstanding at end of period (in thousands)	26	35	36	37	32	31	31	31	19	9
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.773	$33.480	$25.874	$26.079	$24.859	$22.216	$16.687	$14.306	$14.637	$13.060
Accumulation unit value at end of period	$43.085	$32.773	$33.480	$25.874	$26.079	$24.859	$22.216	$16.687	$14.306	$14.637
Number of accumulation units outstanding at end of period (in thousands)	24	23	27	36	31	31	26	26	20	19
Alger Mid Cap Growth Institutional Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.676	$18.084	$13.959	$13.762	$13.953	$12.757	$9.366	$8.057	$8.734	$7.320
Accumulation unit value at end of period	$21.645	$16.676	$18.084	$13.959	$13.762	$13.953	$12.757	$9.366	$8.057	$8.734
Number of accumulation units outstanding at end of period (in thousands)	6	7	8	-	-	-	0	0	0	0
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.192	$17.585	$13.594	$13.422	$13.629	$12.479	$9.176	$7.906	$8.582	$7.203
Accumulation unit value at end of period	$20.984	$16.191	$17.585	$13.594	$13.422	$13.629	$12.479	$9.176	$7.906	$8.582
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-352

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.850	$17.248	$13.360	$13.217	$13.449	$12.339	$9.090	$7.848	$8.536	$7.179
Accumulation unit value at end of period	$20.500	$15.850	$17.248	$13.360	$13.217	$13.449	$12.339	$9.090	$7.848	$8.536
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	10	8	7	6	3	2	3
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.736	$17.150	$13.304	$13.182	$13.432	$12.342	$9.107	$7.873	$8.577	$7.225
Accumulation unit value at end of period	$20.322	$15.736	$17.150	$13.304	$13.182	$13.432	$12.342	$9.107	$7.873	$8.577
Number of accumulation units outstanding at end of period (in thousands)	26	25	26	27	37	38	36	42	42	38
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.343	$23.297	$18.100	$17.960	$18.329	$16.867	$12.464	$12.281	$-	$-
Accumulation unit value at end of period	$27.523	$21.343	$23.297	$18.100	$17.960	$18.329	$16.867	$12.464	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	3	3	2	15	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.285	$16.701	$12.988	$12.901	$13.179	$12.140	$8.980	$7.783	$8.500	$7.178
Accumulation unit value at end of period	$19.691	$15.285	$16.701	$12.988	$12.901	$13.179	$12.140	$8.980	$7.783	$8.500
Number of accumulation units outstanding at end of period (in thousands)	12	13	12	6	8	5	2	3	3	2
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.814	$22.765	$17.722	$17.620	$18.018	$16.614	$12.301	$10.673	$11.668	$9.862
Accumulation unit value at end of period	$26.787	$20.814	$22.765	$17.722	$17.620	$18.018	$16.614	$12.301	$10.673	$11.668
Number of accumulation units outstanding at end of period (in thousands)	11	10	12	12	11	13	12	13	19	19
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.762	$16.178	$12.619	$12.572	$12.881	$11.902	$8.830	$7.676	$8.409	$7.122
Accumulation unit value at end of period	$18.960	$14.762	$16.178	$12.619	$12.572	$12.881	$11.902	$8.830	$7.676	$8.409
Number of accumulation units outstanding at end of period (in thousands)	5	8	11	20	20	18	19	16	12	11
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.795	$21.738	$16.990	$16.959	$17.412	$16.119	$11.983	$10.438	$11.457	$9.723
Accumulation unit value at end of period	$25.374	$19.795	$21.738	$16.990	$16.959	$17.412	$16.119	$11.983	$10.438	$11.457
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	4	7	10	12	13	16	17

APP I-353

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger Small Cap Growth Institutional Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.214	$20.209	$15.736	$14.689	$15.194	$15.232	$11.352	$10.098	$10.400	$8.278
Accumulation unit value at end of period	$26.233	$20.214	$20.209	$15.736	$14.689	$15.194	$15.232	$11.352	$10.098	$10.400
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.438	$21.466	$16.740	$15.649	$16.211	$16.277	$12.149	$10.822	$11.163	$8.899
Accumulation unit value at end of period	$27.781	$21.438	$21.466	$16.740	$15.649	$16.211	$16.277	$12.149	$10.822	$11.163
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.406	$19.470	$15.214	$14.251	$14.793	$14.882	$11.130	$9.935	$10.268	$8.202
Accumulation unit value at end of period	$25.097	$19.406	$19.470	$15.214	$14.251	$14.793	$14.882	$11.130	$9.935	$10.268
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	3	3	3	3	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.070	$19.162	$14.995	$14.067	$14.624	$14.734	$11.036	$9.866	$10.212	$8.169
Accumulation unit value at end of period	$24.626	$19.070	$19.162	$14.995	$14.067	$14.624	$14.734	$11.036	$9.866	$10.212
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	8	8	7	4	6	6	3
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.740	$18.859	$14.780	$13.886	$14.457	$14.588	$10.943	$10.853	$-	$-
Accumulation unit value at end of period	$24.163	$18.740	$18.859	$14.780	$13.886	$14.457	$14.588	$10.943	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.249	$18.383	$14.421	$13.563	$14.134	$14.277	$10.720	$9.607	$9.969	$7.995
Accumulation unit value at end of period	$23.506	$18.249	$18.383	$14.421	$13.563	$14.134	$14.277	$10.720	$9.607	$9.969
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	2	2	5	4	2	2
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.309	$18.462	$14.498	$13.648	$14.238	$14.396	$10.820	$9.707	$10.082	$8.094
Accumulation unit value at end of period	$23.559	$18.309	$18.462	$14.498	$13.648	$14.238	$14.396	$10.820	$9.707	$10.082
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-354

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.624	$17.807	$14.011	$13.217	$13.815	$13.997	$10.541	$9.475	$9.862	$7.933
Accumulation unit value at end of period	$22.633	$17.624	$17.807	$14.011	$13.217	$13.815	$13.997	$10.541	$9.475	$9.862
Number of accumulation units outstanding at end of period (in thousands)	2	1	2	2	2	1	1	2	3	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.475	$17.692	$13.949	$13.184	$13.809	$14.018	$10.579	$9.528	$9.936	$8.009
Accumulation unit value at end of period	$22.397	$17.475	$17.692	$13.949	$13.184	$13.809	$14.018	$10.579	$9.528	$9.936
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	4	4	4	6	5	4	3
Blackrock S&P 500 Index V.I. Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.357	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.254	$9.357	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	120	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$9.331	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.178	$9.331	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	72	68	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.320	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.146	$9.320	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	30	53	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$9.309	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.113	$9.309	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	8	-	-	-	-	-	-	-	-
APP I-355

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.302	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.092	$9.302	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	16	16	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.295	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.070	$9.295	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	19	18	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.280	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.027	$9.280	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	20	22	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.266	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.984	$9.266	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	36	-	-	-	-	-	-	-	-

APP I-356

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

Program and Administrative Charge of 0.00% — Method Two
(as a percentage of average daily Sub-Account Value)

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB Discovery Value Fund
Accumulation unit value at beginning of period	$17.300	$22.780	$21.550	$17.930	$20.270	$21.360	$17.100	$15.230	$17.660
Accumulation unit value at end of period	$19.910	$17.300	$22.780	$21.550	$17.930	$20.270	$21.360	$17.100	$15.230
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
AB Global Bond Fund
Accumulation unit value at beginning of period	$8.170	$8.410	$8.350	$8.160	$8.420	$8.240	$8.620	$8.350	$8.390
Accumulation unit value at end of period	$8.500	$8.170	$8.410	$8.350	$8.160	$8.420	$8.240	$8.620	$8.350
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
AB High Income Fund
Accumulation unit value at beginning of period	$7.790	$8.820	$8.660	$8.020	$8.950	$9.380	$9.500	$8.600	$9.290
Accumulation unit value at end of period	$8.310	$7.790	$8.820	$8.660	$8.020	$8.950	$9.380	$9.500	$8.600
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
AB International Value Fund
Accumulation unit value at beginning of period	$11.390	$14.860	$12.130	$12.270	$12.140	$13.410	$11.520	$10.400	$13.660
Accumulation unit value at end of period	$13.120	$11.390	$14.860	$12.130	$12.270	$12.140	$13.410	$11.520	$10.400
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	1	1	1
AB Sustainable International Thematic Fund
Accumulation unit value at beginning of period	$14.110	$19.510	$14.510	$15.740	$16.080	$16.310	$14.550	$12.710	$15.370
Accumulation unit value at end of period	$17.700	$14.110	$19.510	$14.510	$15.740	$16.080	$16.310	$14.550	$12.710
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-357

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
AllianzGI NFJ Dividend Value Fund
Accumulation unit value at beginning of period	$10.710	$15.140	$16.730	$15.290	$17.130	$15.900	$12.640	$11.370	$11.350
Accumulation unit value at end of period	$11.690	$10.710	$15.140	$16.730	$15.290	$17.130	$15.900	$12.640	$11.370
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
AllianzGI NFJ International Value Fund
Accumulation unit value at beginning of period	$16.310	$19.770	$16.350	$17.980	$21.360	$23.120	$21.380	$17.940	$22.330
Accumulation unit value at end of period	$19.340	$16.310	$19.770	$16.350	$17.980	$21.360	$23.120	$21.380	$17.940
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
American Century Diversified Bond Fund
Accumulation unit value at beginning of period	$10.340	$10.780	$10.650	$10.640	$10.900	$10.550	$11.150	$10.990	$10.760
Accumulation unit value at end of period	$10.950	$10.340	$10.780	$10.650	$10.640	$10.900	$10.550	$11.150	$10.990
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
American Century Equity Growth Fund
Accumulation unit value at beginning of period	$26.960	$32.370	$29.330	$27.190	$30.710	$30.740	$24.470	$21.430	$20.880
Accumulation unit value at end of period	$31.300	$26.960	$32.370	$29.330	$27.190	$30.710	$30.740	$24.470	$21.430
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
American Century Equity Income Fund
Accumulation unit value at beginning of period	$7.900	$8.910	$8.810	$7.960	$8.750	$8.580	$7.820	$7.270	$7.210
Accumulation unit value at end of period	$9.120	$7.900	$8.910	$8.810	$7.960	$8.750	$8.580	$7.820	$7.270
Number of accumulation units outstanding at end of period (in thousands)	-	11	10	-	-	-	-	-	-
American Century Growth Fund
Accumulation unit value at beginning of period	$27.460	$31.840	$27.060	$27.370	$28.090	$32.050	$26.400	$24.190	$25.460
Accumulation unit value at end of period	$35.130	$27.460	$31.840	$27.060	$27.370	$28.090	$32.050	$26.400	$24.190
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
American Century Heritage Fund
Accumulation unit value at beginning of period	$15.410	$20.810	$18.860	$19.990	$22.360	$24.470	$-	$-	$-
Accumulation unit value at end of period	$18.450	$15.410	$20.810	$18.860	$19.990	$22.360	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-358

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Century Mid Cap Value Fund
Accumulation unit value at beginning of period	$13.430	$17.490	$17.190	$14.570	$16.440	$15.730	$13.020	$11.690	$12.580
Accumulation unit value at end of period	$17.040	$13.430	$17.490	$17.190	$14.570	$16.440	$15.730	$13.020	$11.690
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
American Century Small Cap Value Fund
Accumulation unit value at beginning of period	$6.030	$8.640	$9.000	$7.530	$8.810	$9.670	$8.470	$7.710	$8.980
Accumulation unit value at end of period	$7.850	$6.030	$8.640	$9.000	$7.530	$8.810	$9.670	$8.470	$7.710
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
American Funds AMCAP Fund®
Accumulation unit value at beginning of period	$26.980	$30.540	$26.480	$25.270	$27.410	$26.880	$21.380	$18.560	$18.580
Accumulation unit value at end of period	$32.390	$26.980	$30.540	$26.480	$25.270	$27.410	$26.880	$21.380	$18.560
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
American Funds American Mutual Fund®
Accumulation unit value at beginning of period	$37.200	$40.490	$36.570	$33.620	$36.900	$34.600	$28.190	$25.720	$25.180
Accumulation unit value at end of period	$43.150	$37.200	$40.490	$36.570	$33.620	$36.900	$34.600	$28.190	$25.720
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
American Funds Capital Income Builder®
Accumulation unit value at beginning of period	$56.340	$62.820	$57.650	$55.850	$59.580	$58.550	$52.770	$49.220	$49.920
Accumulation unit value at end of period	$63.330	$56.340	$62.820	$57.650	$55.850	$59.580	$58.550	$52.770	$49.220
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
American Funds Capital World Growth and Income FundSM
Accumulation unit value at beginning of period	$42.500	$50.770	$43.550	$43.100	$45.820	$45.070	$36.990	$31.950	$35.540
Accumulation unit value at end of period	$51.900	$42.500	$50.770	$43.550	$43.100	$45.820	$45.070	$36.990	$31.950
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	2	2	2
American Funds EuroPacific Growth Fund®
Accumulation unit value at beginning of period	$44.110	$55.090	$44.250	$44.500	$46.240	$48.130	$40.450	$34.520	$40.630
Accumulation unit value at end of period	$54.440	$44.110	$55.090	$44.250	$44.500	$46.240	$48.130	$40.450	$34.520
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-359

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Funds Fundamental Investors FundSM
Accumulation unit value at beginning of period	$52.150	$62.050	$54.310	$50.600	$51.940	$51.870	$40.700	$35.320	$36.630
Accumulation unit value at end of period	$61.840	$52.150	$62.050	$54.310	$50.600	$51.940	$51.870	$40.700	$35.320
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
American Funds New Perspective Fund®
Accumulation unit value at beginning of period	$36.810	$42.200	$34.590	$35.300	$35.590	$36.900	$30.740	$25.740	$28.170
Accumulation unit value at end of period	$46.130	$36.810	$42.200	$34.590	$35.300	$35.590	$36.900	$30.740	$25.740
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
American Funds The Bond Fund of America®
Accumulation unit value at beginning of period	$12.570	$12.890	$12.720	$12.590	$12.810	$12.400	$12.950	$12.550	$12.190
Accumulation unit value at end of period	$13.090	$12.570	$12.890	$12.720	$12.590	$12.810	$12.400	$12.950	$12.550
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
American Funds The Growth Fund of America®
Accumulation unit value at beginning of period	$41.920	$48.630	$41.320	$40.620	$42.020	$42.390	$33.890	$28.330	$29.980
Accumulation unit value at end of period	$50.070	$41.920	$48.630	$41.320	$40.620	$42.020	$42.390	$33.890	$28.330
Number of accumulation units outstanding at end of period (in thousands)	35	33	30	34	36	38	39	41	47
American Funds The Income Fund of America®
Accumulation unit value at beginning of period	$20.550	$23.280	$21.590	$20.160	$21.510	$20.580	$18.010	$16.710	$16.500
Accumulation unit value at end of period	$23.140	$20.550	$23.280	$21.590	$20.160	$21.510	$20.580	$18.010	$16.710
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
American Funds The Investment Company of America®
Accumulation unit value at beginning of period	$33.780	$40.240	$36.110	$33.270	$36.970	$36.600	$30.090	$27.030	$28.100
Accumulation unit value at end of period	$39.400	$33.780	$40.240	$36.110	$33.270	$36.970	$36.600	$30.090	$27.030
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
American Funds The New Economy Fund®
Accumulation unit value at beginning of period	$37.910	$43.630	$35.270	$35.310	$36.140	$37.640	$28.050	$23.480	$25.010
Accumulation unit value at end of period	$44.550	$37.910	$43.630	$35.270	$35.310	$36.140	$37.640	$28.050	$23.480
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-360

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Funds Washington Mutual Investors FundSM
Accumulation unit value at beginning of period	$40.710	$45.270	$40.640	$38.170	$40.670	$39.180	$31.020	$28.240	$27.060
Accumulation unit value at end of period	$47.690	$40.710	$45.270	$40.640	$38.170	$40.670	$39.180	$31.020	$28.240
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Ave Maria Growth Fund
Accumulation unit value at beginning of period	$28.190	$30.800	$26.440	$25.020	$28.240	$30.190	$23.710	$20.670	$20.560
Accumulation unit value at end of period	$38.000	$28.190	$30.800	$26.440	$25.020	$28.240	$30.190	$23.710	$20.670
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Ave Maria Rising Dividend Fund
Accumulation unit value at beginning of period	$15.830	$18.440	$16.790	$15.580	$17.720	$17.560	$13.490	$12.680	$12.510
Accumulation unit value at end of period	$18.680	$15.830	$18.440	$16.790	$15.580	$17.720	$17.560	$13.490	$12.680
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Ave Maria Value Fund
Accumulation unit value at beginning of period	$17.190	$20.880	$19.120	$16.420	$12.100	$14.080	$11.380	$10.990	$10.850
Accumulation unit value at end of period	$19.680	$17.190	$20.880	$19.120	$16.420	$12.100	$14.080	$11.380	$10.990
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock Advantage Large Cap Growth Fund
Accumulation unit value at beginning of period	$12.970	$14.570	$12.610	$11.530	$12.230	$14.450	$11.820	$10.740	$11.440
Accumulation unit value at end of period	$16.590	$12.970	$14.570	$12.610	$11.530	$12.230	$14.450	$11.820	$10.740
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock AdvantageSmall Cap Growth Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock Capital Appreciation Fund, Inc.
Accumulation unit value at beginning of period	$23.230	$25.870	$22.020	$22.990	$23.920	$27.340	$23.750	$20.890	$22.990
Accumulation unit value at end of period	$27.580	$23.230	$25.870	$22.020	$22.990	$23.920	$27.340	$23.750	$20.890
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-361

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock Equity Dividend Fund
Accumulation unit value at beginning of period	$18.640	$22.710	$22.500	$20.950	$24.900	$24.280	$19.890	$18.150	$17.520
Accumulation unit value at end of period	$20.810	$18.640	$22.710	$22.500	$20.950	$24.900	$24.280	$19.890	$18.150
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock Global Allocation Fund, Inc.
Accumulation unit value at beginning of period	$17.300	$19.700	$18.180	$17.840	$19.770	$21.330	$19.740	$18.160	$19.420
Accumulation unit value at end of period	$19.210	$17.300	$19.700	$18.180	$17.840	$19.770	$21.330	$19.740	$18.160
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock International Dividend Fund
Accumulation unit value at beginning of period	$23.830	$29.140	$29.250	$30.430	$30.720	$39.850	$32.750	$28.150	$33.500
Accumulation unit value at end of period	$28.620	$23.830	$29.140	$29.250	$30.430	$30.720	$39.850	$32.750	$28.150
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock LifePath® Dynamic 2025 Fund
Accumulation unit value at beginning of period	$11.700	$13.500	$12.640	$12.040	$12.780	$13.100	$12.190	$11.290	$-
Accumulation unit value at end of period	$13.290	$11.700	$13.500	$12.640	$12.040	$12.780	$13.100	$12.190	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock LifePath® Dynamic 2030 Fund
Accumulation unit value at beginning of period	$11.390	$13.720	$13.330	$12.780	$14.280	$15.620	$14.900	$13.810	$14.330
Accumulation unit value at end of period	$13.020	$11.390	$13.720	$13.330	$12.780	$14.280	$15.620	$14.900	$13.810
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock LifePath® Dynamic 2035 Fund
Accumulation unit value at beginning of period	$12.150	$14.460	$13.260	$12.560	$13.410	$13.770	$12.510	$11.450	$-
Accumulation unit value at end of period	$14.270	$12.150	$14.460	$13.260	$12.560	$13.410	$13.770	$12.510	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock LifePath® Dynamic 2040 Fund
Accumulation unit value at beginning of period	$13.220	$16.530	$15.910	$15.100	$17.220	$18.980	$17.690	$16.180	$16.970
Accumulation unit value at end of period	$15.440	$13.220	$16.530	$15.910	$15.100	$17.220	$18.980	$17.690	$16.180
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-362

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock LifePath® Dynamic 2045 Fund
Accumulation unit value at beginning of period	$12.720	$15.400	$13.870	$13.090	$14.040	$14.390	$12.750	$11.550	$-
Accumulation unit value at end of period	$15.270	$12.720	$15.400	$13.870	$13.090	$14.040	$14.390	$12.750	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock LifePath® Dynamic 2050 Fund
Accumulation unit value at beginning of period	$17.060	$21.470	$18.540	$17.490	$19.560	$21.360	$19.170	$17.150	$18.580
Accumulation unit value at end of period	$20.310	$17.060	$21.470	$18.540	$17.490	$19.560	$21.360	$19.170	$17.150
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock LifePath® Dynamic 2055 Fund
Accumulation unit value at beginning of period	$13.130	$15.810	$14.250	$13.440	$14.300	$14.620	$12.730	$11.460	$-
Accumulation unit value at end of period	$15.820	$13.130	$15.810	$14.250	$13.440	$14.300	$14.620	$12.730	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock LifePath® Dynamic Retirement Fund
Accumulation unit value at beginning of period	$8.450	$9.720	$9.640	$9.260	$9.990	$10.690	$10.840	$10.500	$10.710
Accumulation unit value at end of period	$9.580	$8.450	$9.720	$9.640	$9.260	$9.990	$10.690	$10.840	$10.500
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock Mid Cap Dividend Fund
Accumulation unit value at beginning of period	$14.640	$17.470	$19.990	$17.210	$21.360	$23.250	$18.590	$16.480	$16.640
Accumulation unit value at end of period	$18.170	$14.640	$17.470	$19.990	$17.210	$21.360	$23.250	$18.590	$16.480
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BNY Mellon Bond Market Index Fund
Accumulation unit value at beginning of period	$10.020	$10.310	$10.230	$10.290	$10.560	$10.320	$11.020	$10.970	$10.550
Accumulation unit value at end of period	$10.560	$10.020	$10.310	$10.230	$10.290	$10.560	$10.320	$11.020	$10.970
Number of accumulation units outstanding at end of period (in thousands)	-	6	9	8	-	-	-	-	-
BNY Mellon Midcap Index Fund, Inc.
Accumulation unit value at beginning of period	$28.790	$37.230	$35.060	$32.310	$37.600	$36.750	$28.930	$25.920	$27.880
Accumulation unit value at end of period	$32.610	$28.790	$37.230	$35.060	$32.310	$37.600	$36.750	$28.930	$25.920
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	1	1	1	1	1

APP I-363

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
BNY Mellon S&P 500 Index Fund
Accumulation unit value at beginning of period	$43.970	$54.050	$48.670	$48.450	$51.700	$48.850	$38.410	$34.370	$34.580
Accumulation unit value at end of period	$50.330	$43.970	$54.050	$48.670	$48.450	$51.700	$48.850	$38.410	$34.370
Number of accumulation units outstanding at end of period (in thousands)	-	2	1	-	-	-	-	-	-
BNY Mellon Smallcap Stock Index Fund
Accumulation unit value at beginning of period	$25.330	$31.520	$30.110	$25.480	$28.940	$29.630	$21.950	$19.740	$20.420
Accumulation unit value at end of period	$28.590	$25.330	$31.520	$30.110	$25.480	$28.940	$29.630	$21.950	$19.740
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	0	0	1
Calamos Global Equity Fund
Accumulation unit value at beginning of period	$9.650	$14.720	$12.000	$12.690	$12.330	$15.330	$13.140	$12.060	$-
Accumulation unit value at end of period	$11.560	$9.650	$14.720	$12.000	$12.690	$12.330	$15.330	$13.140	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Calvert Bond Fund
Accumulation unit value at beginning of period	$15.710	$16.130	$15.830	$15.700	$16.080	$15.520	$16.320	$15.780	$15.530
Accumulation unit value at end of period	$16.460	$15.710	$16.130	$15.830	$15.700	$16.080	$15.520	$16.320	$15.780
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Calvert Equity Fund
Accumulation unit value at beginning of period	$41.620	$42.890	$36.840	$40.030	$48.410	$48.010	$38.440	$33.330	$35.790
Accumulation unit value at end of period	$55.180	$41.620	$42.890	$36.840	$40.030	$48.410	$48.010	$38.440	$33.330
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Calvert Income Fund
Accumulation unit value at beginning of period	$15.500	$16.610	$16.060	$15.700	$16.340	$16.040	$16.610	$15.790	$15.910
Accumulation unit value at end of period	$17.200	$15.500	$16.610	$16.060	$15.700	$16.340	$16.040	$16.610	$15.790
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
ClearBridge Appreciation Fund
Accumulation unit value at beginning of period	$21.720	$23.600	$20.970	$19.860	$20.510	$19.350	$15.700	$13.820	$14.820
Accumulation unit value at end of period	$26.270	$21.720	$23.600	$20.970	$19.860	$20.510	$19.350	$15.700	$13.820
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-364

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
ClearBridge Mid Cap Fund
Accumulation unit value at beginning of period	$27.950	$33.430	$31.640	$29.550	$30.330	$29.250	$23.170	$20.520	$21.300
Accumulation unit value at end of period	$34.350	$27.950	$33.430	$31.640	$29.550	$30.330	$29.250	$23.170	$20.520
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
ClearBridge Small Cap Growth Fund — Class A
Accumulation unit value at beginning of period	$29.730	$32.810	$27.210	$26.490	$28.180	$28.380	$20.180	$17.340	$17.240
Accumulation unit value at end of period	$34.580	$29.730	$32.810	$27.210	$26.490	$28.180	$28.380	$20.180	$17.340
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
ClearBridge Small Cap Growth Fund — Class FI
Accumulation unit value at beginning of period	$29.930	$33.000	$27.360	$26.610	$28.300	$28.500	$20.180	$-	$-
Accumulation unit value at end of period	$34.840	$29.930	$33.000	$27.360	$26.610	$28.300	$28.500	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Columbia Acorn® Fund
Accumulation unit value at beginning of period	$10.650	$12.920	$13.350	$17.630	$30.300	$35.780	$29.360	$26.630	$29.240
Accumulation unit value at end of period	$11.710	$10.650	$12.920	$13.350	$17.630	$30.300	$35.780	$29.360	$26.630
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Columbia Contrarian Core Fund
Accumulation unit value at beginning of period	$21.330	$25.690	$22.360	$20.930	$21.530	$20.500	$16.090	$13.720	$14.270
Accumulation unit value at end of period	$26.710	$21.330	$25.690	$22.360	$20.930	$21.530	$20.500	$16.090	$13.720
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Columbia Disciplined Small Core Fund
Accumulation unit value at beginning of period	$4.480	$7.430	$8.610	$11.210	$17.900	$19.610	$15.720	$14.420	$15.460
Accumulation unit value at end of period	$5.370	$4.480	$7.430	$8.610	$11.210	$17.900	$19.610	$15.720	$14.420
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Columbia Large Cap Growth III Fund
Accumulation unit value at beginning of period	$15.080	$17.530	$14.590	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.570	$15.080	$17.530	$14.590	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
APP I-365

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Large Cap Value Fund
Accumulation unit value at beginning of period	$11.580	$14.530	$13.320	$11.990	$13.970	$13.680	$10.590	$9.410	$10.090
Accumulation unit value at end of period	$14.200	$11.580	$14.530	$13.320	$11.990	$13.970	$13.680	$10.590	$9.410
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Columbia Select Mid Cap Value Fund
Accumulation unit value at beginning of period	$8.900	$13.670	$14.630	$13.870	$17.020	$17.890	$14.800	$12.800	$13.450
Accumulation unit value at end of period	$11.310	$8.900	$13.670	$14.630	$13.870	$17.020	$17.890	$14.800	$12.800
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Columbia Seligman Communications and Information Fund
Accumulation unit value at beginning of period	$58.300	$70.780	$58.640	$54.930	$55.730	$49.930	$41.150	$40.800	$44.710
Accumulation unit value at end of period	$80.040	$58.300	$70.780	$58.640	$54.930	$55.730	$49.930	$41.150	$40.800
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Columbia Seligman Global Technology Fund
Accumulation unit value at beginning of period	$31.930	$39.310	$31.330	$29.070	$28.630	$25.790	$20.890	$19.390	$20.860
Accumulation unit value at end of period	$44.590	$31.930	$39.310	$31.330	$29.070	$28.630	$25.790	$20.890	$19.390
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Columbia Small Cap Value Fund I
Accumulation unit value at beginning of period	$31.470	$41.800	$41.290	$35.430	$42.340	$47.750	$41.520	$39.110	$44.770
Accumulation unit value at end of period	$36.640	$31.470	$41.800	$41.290	$35.430	$42.340	$47.750	$41.520	$39.110
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Columbia Small/Mid Cap Value Fund
Accumulation unit value at beginning of period	$7.800	$10.170	$9.860	$8.420	$9.540	$10.470	$8.450	$7.180	$7.840
Accumulation unit value at end of period	$9.250	$7.800	$10.170	$9.860	$8.420	$9.540	$10.470	$8.450	$7.180
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Davis New York Venture Fund
Accumulation unit value at beginning of period	$24.500	$34.250	$30.520	$30.890	$36.840	$41.410	$34.780	$32.500	$34.340
Accumulation unit value at end of period	$29.660	$24.500	$34.250	$30.520	$30.890	$36.840	$41.410	$34.780	$32.500
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	1	1	2

APP I-366

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Delaware Diversified Income Fund
Accumulation unit value at beginning of period	$8.220	$8.730	$8.600	$8.570	$8.970	$8.890	$9.350	$9.180	$-
Accumulation unit value at end of period	$8.810	$8.220	$8.730	$8.600	$8.570	$8.970	$8.890	$9.350	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Delaware Extended Duration Bond Fund
Accumulation unit value at beginning of period	$6.000	$6.790	$6.270	$6.050	$6.620	$6.230	$6.790	$6.500	$-
Accumulation unit value at end of period	$6.960	$6.000	$6.790	$6.270	$6.050	$6.620	$6.230	$6.790	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
DWS Capital Growth Fund
Accumulation unit value at beginning of period	$64.970	$77.030	$66.610	$69.520	$71.770	$74.010	$58.830	$51.440	$54.460
Accumulation unit value at end of period	$83.780	$64.970	$77.030	$66.610	$69.520	$71.770	$74.010	$58.830	$51.440
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
DWS Emerging Markets Fixed Income Fund
Accumulation unit value at beginning of period	$8.630	$9.600	$9.130	$8.760	$9.850	$10.420	$11.370	$9.980	$10.860
Accumulation unit value at end of period	$9.480	$8.630	$9.600	$9.130	$8.760	$9.850	$10.420	$11.370	$9.980
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
DWS International Growth Fund
Accumulation unit value at beginning of period	$28.870	$35.180	$28.180	$28.170	$28.720	$29.460	$23.470	$20.100	$23.950
Accumulation unit value at end of period	$37.610	$28.870	$35.180	$28.180	$28.170	$28.720	$29.460	$23.470	$20.100
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Domini Impact Equity Fund®
Accumulation unit value at beginning of period	$18.740	$47.110	$42.970	$39.670	$45.470	$43.480	$32.940	$29.760	$32.750
Accumulation unit value at end of period	$24.070	$18.740	$47.110	$42.970	$39.670	$45.470	$43.480	$32.940	$29.760
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Eaton Vance Atlanta Capital SMID-Cap Fund
Accumulation unit value at beginning of period	$26.820	$30.500	$25.420	$23.790	$23.320	$22.960	$17.030	$15.400	$-
Accumulation unit value at end of period	$33.520	$26.820	$30.500	$25.420	$23.790	$23.320	$22.960	$17.030	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-367

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Eaton Vance Balanced Fund
Accumulation unit value at beginning of period	$8.280	$9.110	$8.410	$8.190	$8.460	$8.460	$7.570	$6.910	$6.940
Accumulation unit value at end of period	$9.850	$8.280	$9.110	$8.410	$8.190	$8.460	$8.460	$7.570	$6.910
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Eaton Vance Income Fund of Boston
Accumulation unit value at beginning of period	$5.280	$5.750	$5.730	$5.400	$5.860	$6.060	$6.000	$5.660	$5.840
Accumulation unit value at end of period	$5.650	$5.280	$5.750	$5.730	$5.400	$5.860	$6.060	$6.000	$5.660
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Eaton Vance Large-Cap Value Fund
Accumulation unit value at beginning of period	$16.500	$19.520	$18.030	$16.690	$18.730	$23.910	$19.500	$17.130	$18.220
Accumulation unit value at end of period	$20.980	$16.500	$19.520	$18.030	$16.690	$18.730	$23.910	$19.500	$17.130
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Eaton Vance Worldwide Health Sciences Fund
Accumulation unit value at beginning of period	$10.380	$10.300	$9.110	$12.080	$12.250	$11.240	$8.810	$8.880	$9.350
Accumulation unit value at end of period	$12.380	$10.380	$10.300	$9.110	$12.080	$12.250	$11.240	$8.810	$8.880
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Federated Clover Small Value Fund
Accumulation unit value at beginning of period	$17.400	$25.930	$27.020	$22.730	$24.840	$25.910	$20.800	$20.090	$-
Accumulation unit value at end of period	$20.750	$17.400	$25.930	$27.020	$22.730	$24.840	$25.910	$20.800	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Federated Equity Income Fund, Inc.
Accumulation unit value at beginning of period	$18.590	$25.310	$23.010	$21.890	$23.860	$23.860	$19.260	$-	$-
Accumulation unit value at end of period	$22.070	$18.590	$25.310	$23.010	$21.890	$23.860	$23.860	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Federated Kaufmann Fund
Accumulation unit value at beginning of period	$5.050	$5.600	$4.920	$5.270	$5.780	$6.170	$5.020	$4.650	$5.500
Accumulation unit value at end of period	$6.000	$5.050	$5.600	$4.920	$5.270	$5.780	$6.170	$5.020	$4.650
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-368

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Fidelity® Advisor Leveraged Company Stock Fund
Accumulation unit value at beginning of period	$30.950	$42.000	$47.560	$51.480	$54.900	$52.390	$38.520	$29.860	$33.820
Accumulation unit value at end of period	$37.830	$30.950	$42.000	$47.560	$51.480	$54.900	$52.390	$38.520	$29.860
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Franklin Conservative Allocation Fund
Accumulation unit value at beginning of period	$13.330	$14.860	$13.740	$13.400	$14.530	$14.650	$14.060	$13.330	$13.740
Accumulation unit value at end of period	$14.080	$13.330	$14.860	$13.740	$13.400	$14.530	$14.650	$14.060	$13.330
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Franklin Growth Allocation Fund
Accumulation unit value at beginning of period	$16.540	$19.340	$17.430	$17.010	$18.570	$18.400	$15.810	$14.530	$15.250
Accumulation unit value at end of period	$18.130	$16.540	$19.340	$17.430	$17.010	$18.570	$18.400	$15.810	$14.530
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Franklin Growth Fund
Accumulation unit value at beginning of period	$89.980	$94.510	$76.610	$73.370	$74.690	$65.180	$50.610	$44.640	$44.640
Accumulation unit value at end of period	$112.240	$89.980	$94.510	$76.610	$73.370	$74.690	$65.180	$50.610	$44.640
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Franklin High Income Fund
Accumulation unit value at beginning of period	$1.720	$1.880	$1.860	$1.660	$1.980	$2.110	$2.090	$1.940	$2.000
Accumulation unit value at end of period	$1.860	$1.720	$1.880	$1.860	$1.660	$1.980	$2.110	$2.090	$1.940
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Franklin Income Fund
Accumulation unit value at beginning of period	$2.140	$2.380	$2.310	$2.100	$2.400	$2.420	$2.240	$2.100	$2.180
Accumulation unit value at end of period	$2.350	$2.140	$2.380	$2.310	$2.100	$2.400	$2.420	$2.240	$2.100
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Franklin Moderate Allocation Fund
Accumulation unit value at beginning of period	$14.060	$16.110	$14.860	$14.490	$15.710	$15.790	$14.590	$13.680	$14.210
Accumulation unit value at end of period	$15.080	$14.060	$16.110	$14.860	$14.490	$15.710	$15.790	$14.590	$13.680
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-369

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Mutual Beacon Fund
Accumulation unit value at beginning of period	$13.630	$16.470	$15.180	$14.200	$16.470	$16.800	$13.280	$11.610	$12.240
Accumulation unit value at end of period	$16.240	$13.630	$16.470	$15.180	$14.200	$16.470	$16.800	$13.280	$11.610
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Franklin Mutual Global Discovery Fund
Accumulation unit value at beginning of period	$26.330	$31.800	$30.570	$28.860	$32.810	$33.240	$28.270	$27.140	$29.190
Accumulation unit value at end of period	$30.510	$26.330	$31.800	$30.570	$28.860	$32.810	$33.240	$28.270	$27.140
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Franklin Mutual Shares Fund
Accumulation unit value at beginning of period	$24.000	$28.350	$27.970	$25.780	$29.290	$28.120	$22.310	$19.810	$20.640
Accumulation unit value at end of period	$27.260	$24.000	$28.350	$27.970	$25.780	$29.290	$28.120	$22.310	$19.810
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Franklin Small Cap Value Fund
Accumulation unit value at beginning of period	$41.200	$55.840	$54.970	$44.520	$53.990	$59.500	$46.450	$40.940	$44.600
Accumulation unit value at end of period	$48.810	$41.200	$55.840	$54.970	$44.520	$53.990	$59.500	$46.450	$40.940
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Franklin Strategic Income Fund
Accumulation unit value at beginning of period	$9.260	$9.840	$9.630	$9.150	$10.000	$10.460	$10.680	$10.090	$10.420
Accumulation unit value at end of period	$9.580	$9.260	$9.840	$9.630	$9.150	$10.000	$10.460	$10.680	$10.090
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Franklin Total Return Fund
Accumulation unit value at beginning of period	$9.350	$9.790	$9.660	$9.560	$10.040	$9.850	$10.330	$10.040	$10.070
Accumulation unit value at end of period	$9.840	$9.350	$9.790	$9.660	$9.560	$10.040	$9.850	$10.330	$10.040
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Frost Growth Equity Fund
Accumulation unit value at beginning of period	$11.100	$12.490	$12.280	$13.510	$14.360	$13.530	$10.850	$9.650	$9.700
Accumulation unit value at end of period	$13.330	$11.100	$12.490	$12.280	$13.510	$14.360	$13.530	$10.850	$9.650
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-370

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Frost Value Equity Fund
Accumulation unit value at beginning of period	$7.230	$9.100	$9.700	$9.740	$10.750	$10.820	$9.040	$8.810	$9.220
Accumulation unit value at end of period	$6.990	$7.230	$9.100	$9.700	$9.740	$10.750	$10.820	$9.040	$8.810
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Goldman Sachs Absolute Return Tracker
Accumulation unit value at beginning of period	$8.840	$9.310	$9.020	$8.670	$9.010	$9.120	$8.950	$8.790	$9.510
Accumulation unit value at end of period	$9.440	$8.840	$9.310	$9.020	$8.670	$9.010	$9.120	$8.950	$8.790
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Goldman Sachs Government Income Fund
Accumulation unit value at beginning of period	$14.380	$14.630	$14.630	$14.720	$14.900	$14.520	$15.080	$15.420	$14.990
Accumulation unit value at end of period	$14.900	$14.380	$14.630	$14.630	$14.720	$14.900	$14.520	$15.080	$15.420
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1
Goldman Sachs Growth Opportunities Fund
Accumulation unit value at beginning of period	$14.320	$21.090	$20.320	$20.630	$24.830	$27.940	$22.910	$20.660	$22.960
Accumulation unit value at end of period	$14.100	$14.320	$21.090	$20.320	$20.630	$24.830	$27.940	$22.910	$20.660
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Goldman Sachs High Yield Fund
Accumulation unit value at beginning of period	$5.950	$6.520	$6.490	$6.030	$6.720	$7.120	$7.290	$6.850	$7.280
Accumulation unit value at end of period	$6.480	$5.950	$6.520	$6.490	$6.030	$6.720	$7.120	$7.290	$6.850
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	7	2	3
Goldman Sachs Large Cap Value Fund
Accumulation unit value at beginning of period	$12.670	$15.640	$16.690	$15.240	$17.620	$16.680	$12.660	$10.740	$11.790
Accumulation unit value at end of period	$15.060	$12.670	$15.640	$16.690	$15.240	$17.620	$16.680	$12.660	$10.740
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Goldman Sachs Mid Cap Value Fund
Accumulation unit value at beginning of period	$26.800	$35.200	$36.790	$32.930	$41.250	$44.080	$39.030	$33.360	$38.950
Accumulation unit value at end of period	$34.180	$26.800	$35.200	$36.790	$32.930	$41.250	$44.080	$39.030	$33.360
Number of accumulation units outstanding at end of period (in thousands)	39	38	34	37	39	40	36	35	41

APP I-371

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Goldman Sachs Satellite Strategies
Accumulation unit value at beginning of period	$7.380	$8.450	$7.640	$7.450	$7.890	$8.160	$8.220	$7.390	$8.420
Accumulation unit value at end of period	$8.450	$7.380	$8.450	$7.640	$7.450	$7.890	$8.160	$8.220	$7.390
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Goldman Sachs Small Cap Value Fund
Accumulation unit value at beginning of period	$42.690	$56.270	$56.100	$46.750	$52.320	$53.230	$42.310	$38.900	$39.490
Accumulation unit value at end of period	$50.030	$42.690	$56.270	$56.100	$46.750	$52.320	$53.230	$42.310	$38.900
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Goldman Sachs Small/Mid Cap Growth Fund
Accumulation unit value at beginning of period	$16.150	$20.860	$18.630	$19.340	$20.310	$19.940	$15.470	$13.460	$14.740
Accumulation unit value at end of period	$19.160	$16.150	$20.860	$18.630	$19.340	$20.310	$19.940	$15.470	$13.460
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Hartford AARP Balanced Retirement Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Hartford Global Impact Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Hartford International Equity Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Hartford Moderate Allocation Fund
Accumulation unit value at beginning of period	$10.420	$12.080	$11.050	$10.670	$11.780	$12.950	$11.940	$10.980	$11.330
Accumulation unit value at end of period	$11.920	$10.420	$12.080	$11.050	$10.670	$11.780	$12.950	$11.940	$10.980
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-372

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco American Franchise Fund
Accumulation unit value at beginning of period	$17.240	$19.710	$16.340	$16.660	$16.670	$16.910	$12.630	$11.160	$13.100
Accumulation unit value at end of period	$21.990	$17.240	$19.710	$16.340	$16.660	$16.670	$16.910	$12.630	$11.160
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco American Value Fund
Accumulation unit value at beginning of period	$28.600	$37.090	$38.040	$33.210	$39.200	$39.550	$31.770	$27.270	$27.190
Accumulation unit value at end of period	$34.550	$28.600	$37.090	$38.040	$33.210	$39.200	$39.550	$31.770	$27.270
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Comstock Fund
Accumulation unit value at beginning of period	$21.520	$26.860	$23.670	$21.680	$25.520	$23.770	$17.810	$15.210	$15.730
Accumulation unit value at end of period	$25.050	$21.520	$26.860	$23.670	$21.680	$25.520	$23.770	$17.810	$15.210
Number of accumulation units outstanding at end of period (in thousands)	109	105	100	122	122	122	137	154	178
Invesco Developing Markets Fund
Accumulation unit value at beginning of period	$30.110	$37.630	$29.080	$24.490	$30.420	$32.380	$33.850	$28.530	$33.100
Accumulation unit value at end of period	$38.550	$30.110	$37.630	$29.080	$24.490	$30.420	$32.380	$33.850	$28.530
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Equity and Income Fund
Accumulation unit value at beginning of period	$9.120	$10.960	$10.560	$9.620	$10.360	$10.660	$9.190	$8.320	$8.590
Accumulation unit value at end of period	$10.290	$9.120	$10.960	$10.560	$9.620	$10.360	$10.660	$9.190	$8.320
Number of accumulation units outstanding at end of period (in thousands)	216	208	206	237	242	259	263	265	301
Invesco Global Core Equity Fund
Accumulation unit value at beginning of period	$12.730	$16.200	$13.890	$13.190	$13.650	$15.360	$12.760	$11.490	$14.160
Accumulation unit value at end of period	$15.660	$12.730	$16.200	$13.890	$13.190	$13.650	$15.360	$12.760	$11.490
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Growth and Income Fund
Accumulation unit value at beginning of period	$20.480	$26.970	$26.340	$23.570	$26.540	$27.020	$20.940	$18.570	$19.220
Accumulation unit value at end of period	$23.540	$20.480	$26.970	$26.340	$23.570	$26.540	$27.020	$20.940	$18.570
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-373

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco International Growth Fund
Accumulation unit value at beginning of period	$27.990	$36.280	$30.350	$30.990	$32.220	$33.850	$28.840	$25.300	$27.560
Accumulation unit value at end of period	$32.280	$27.990	$36.280	$30.350	$30.990	$32.220	$33.850	$28.840	$25.300
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Mid Cap Growth Fund
Accumulation unit value at beginning of period	$31.300	$37.760	$33.610	$34.350	$36.700	$37.450	$28.020	$25.070	$29.760
Accumulation unit value at end of period	$33.800	$31.300	$37.760	$33.610	$34.350	$36.700	$37.450	$28.020	$25.070
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer Developing Markets Fund
Accumulation unit value at beginning of period	$38.170	$43.560	$32.420	$30.400	$35.520	$38.020	$35.290	$29.320	$36.470
Accumulation unit value at end of period	$46.330	$38.170	$43.560	$32.420	$30.400	$35.520	$38.020	$35.290	$29.320
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer Equity Income Fund
Accumulation unit value at beginning of period	$26.410	$32.350	$29.660	$26.490	$32.110	$31.490	$25.510	$23.380	$-
Accumulation unit value at end of period	$30.420	$26.410	$32.350	$29.660	$26.490	$32.110	$31.490	$25.510	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer Global Fund
Accumulation unit value at beginning of period	$73.910	$95.980	$74.720	$75.120	$76.020	$78.780	$64.500	$54.040	$60.370
Accumulation unit value at end of period	$95.930	$73.910	$95.980	$74.720	$75.120	$76.020	$78.780	$64.500	$54.040
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer Global Strategic Income Fund
Accumulation unit value at beginning of period	$3.580	$3.950	$3.880	$3.790	$4.050	$4.130	$4.360	$4.070	$4.290
Accumulation unit value at end of period	$3.780	$3.580	$3.950	$3.880	$3.790	$4.050	$4.130	$4.360	$4.070
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer Gold & Special Minerals Fund
Accumulation unit value at beginning of period	$14.330	$16.500	$14.500	$10.430	$13.570	$16.440	$31.510	$34.680	$49.840
Accumulation unit value at end of period	$20.910	$14.330	$16.500	$14.500	$10.430	$13.570	$16.440	$31.510	$34.680
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-374

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Oppenheimer International Bond Fund
Accumulation unit value at beginning of period	$5.360	$5.960	$5.610	$5.520	$5.920	$6.080	$6.580	$6.210	$6.560
Accumulation unit value at end of period	$5.580	$5.360	$5.960	$5.610	$5.520	$5.920	$6.080	$6.580	$6.210
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer International Diversified Fund
Accumulation unit value at beginning of period	$15.480	$18.280	$13.860	$13.830	$13.870	$14.890	$12.060	$10.320	$-
Accumulation unit value at end of period	$18.880	$15.480	$18.280	$13.860	$13.830	$13.870	$14.890	$12.060	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer International Growth Fund
Accumulation unit value at beginning of period	$34.960	$43.910	$34.890	$36.080	$35.280	$38.350	$30.880	$25.690	$28.060
Accumulation unit value at end of period	$44.580	$34.960	$43.910	$34.890	$36.080	$35.280	$38.350	$30.880	$25.690
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	1	-	-	-	-	-
Invesco Oppenheimer Main Street All Cap Fund®
Accumulation unit value at beginning of period	$14.810	$17.950	$17.670	$17.300	$19.640	$18.350	$14.250	$12.370	$12.770
Accumulation unit value at end of period	$19.520	$14.810	$17.950	$17.670	$17.300	$19.640	$18.350	$14.250	$12.370
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer Main Street Mid Cap Fund®
Accumulation unit value at beginning of period	$20.760	$26.570	$26.570	$24.130	$29.500	$30.640	$22.980	$19.840	$20.430
Accumulation unit value at end of period	$26.130	$20.760	$26.570	$26.570	$24.130	$29.500	$30.640	$22.980	$19.840
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer Mid Cap Value Fund
Accumulation unit value at beginning of period	$42.740	$57.390	$53.960	$45.100	$48.720	$44.350	$32.410	$29.630	$32.040
Accumulation unit value at end of period	$47.780	$42.740	$57.390	$53.960	$45.100	$48.720	$44.350	$32.410	$29.630
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer Real Estate Fund
Accumulation unit value at beginning of period	$22.280	$24.710	$24.960	$26.630	$28.630	$23.130	$22.830	$20.110	$18.750
Accumulation unit value at end of period	$26.690	$22.280	$24.710	$24.960	$26.630	$28.630	$23.130	$22.830	$20.110
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
APP I-375

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Oppenheimer Rising Dividends Fund
Accumulation unit value at beginning of period	$16.670	$19.350	$18.220	$18.510	$-	$-	$-	$-
Accumulation unit value at end of period	$20.730	$16.670	$19.350	$18.220	$18.510	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Real Estate Fund
Accumulation unit value at beginning of period	$18.760	$21.280	$20.800	$22.880	$26.460	$21.680	$24.420	$22.890	$21.450
Accumulation unit value at end of period	$21.940	$18.760	$21.280	$20.800	$22.880	$26.460	$21.680	$24.420	$22.890
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	2
Invesco Small Cap Discovery Fund
Accumulation unit value at beginning of period	$7.710	$9.660	$9.030	$8.890	$10.420	$11.870	$10.090	$9.630	$11.090
Accumulation unit value at end of period	$8.190	$7.710	$9.660	$9.030	$8.890	$10.420	$11.870	$10.090	$9.630
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Small Cap Equity Fund
Accumulation unit value at beginning of period	$11.040	$15.350	$14.250	$13.430	$15.160	$17.000	$13.240	$12.190	$12.240
Accumulation unit value at end of period	$12.500	$11.040	$15.350	$14.250	$13.430	$15.160	$17.000	$13.240	$12.190
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Small Cap Growth Fund
Accumulation unit value at beginning of period	$31.030	$37.310	$32.660	$32.030	$35.950	$39.680	$30.000	$27.710	$28.590
Accumulation unit value at end of period	$35.350	$31.030	$37.310	$32.660	$32.030	$35.950	$39.680	$30.000	$27.710
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Small Cap Value Fund
Accumulation unit value at beginning of period	$11.130	$18.960	$18.720	$16.120	$19.640	$21.660	$16.360	$15.430	$18.020
Accumulation unit value at end of period	$14.330	$11.130	$18.960	$18.720	$16.120	$19.640	$21.660	$16.360	$15.430
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Ivy Asset Strategy Fund
Accumulation unit value at beginning of period	$18.970	$23.920	$20.800	$21.990	$25.550	$32.080	$25.930	$22.300	$24.450
Accumulation unit value at end of period	$21.800	$18.970	$23.920	$20.800	$21.990	$25.550	$32.080	$25.930	$22.300
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-376

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Ivy Large Cap Growth Fund
Accumulation unit value at beginning of period	$20.170	$22.310	$18.030	$18.710	$18.600	$17.950	$14.810	$13.430	$13.160
Accumulation unit value at end of period	$24.410	$20.170	$22.310	$18.030	$18.710	$18.600	$17.950	$14.810	$13.430
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Ivy Natural Resources Fund
Accumulation unit value at beginning of period	$12.250	$16.070	$15.570	$12.580	$16.170	$18.620	$17.210	$17.200	$21.880
Accumulation unit value at end of period	$13.130	$12.250	$16.070	$15.570	$12.580	$16.170	$18.620	$17.210	$17.200
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Ivy Science & Technology Fund
Accumulation unit value at beginning of period	$56.580	$67.040	$53.800	$52.880	$55.870	$54.670	$36.860	$29.260	$32.820
Accumulation unit value at end of period	$76.530	$56.580	$67.040	$53.800	$52.880	$55.870	$54.670	$36.860	$29.260
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Janus Henderson Balanced Fund
Accumulation unit value at beginning of period	$30.880	$32.840	$29.220	$28.910	$30.550	$29.960	$26.220	$24.480	$25.090
Accumulation unit value at end of period	$36.740	$30.880	$32.840	$29.220	$28.910	$30.550	$29.960	$26.220	$24.480
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Janus Henderson Enterprise Fund
Accumulation unit value at beginning of period	$106.300	$114.580	$92.570	$84.300	$84.950	$80.630	$65.320	$57.600	$58.840
Accumulation unit value at end of period	$137.000	$106.300	$114.580	$92.570	$84.300	$84.950	$80.630	$65.320	$57.600
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	-	-	-	-	-
Janus Henderson Forty Fund
Accumulation unit value at beginning of period	$28.220	$30.410	$27.110	$28.330	$29.380	$40.480	$37.950	$30.770	$33.290
Accumulation unit value at end of period	$35.900	$28.220	$30.410	$27.110	$28.330	$29.380	$40.480	$37.950	$30.770
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Janus Henderson Mid Cap Value Fund
Accumulation unit value at beginning of period	$12.860	$17.050	$16.690	$15.490	$20.160	$23.340	$21.280	$20.170	$22.540
Accumulation unit value at end of period	$16.360	$12.860	$17.050	$16.690	$15.490	$20.160	$23.340	$21.280	$20.170
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-377

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Janus Henderson Overseas Fund
Accumulation unit value at beginning of period	$27.370	$32.650	$25.330	$27.530	$31.440	$36.730	$34.030	$31.280	$50.540
Accumulation unit value at end of period	$34.110	$27.370	$32.650	$25.330	$27.530	$31.440	$36.730	$34.030	$31.280
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
JPMorgan Core Bond Fund
Accumulation unit value at beginning of period	$11.280	$11.590	$11.490	$11.550	$11.760	$11.480	$12.070	$11.850	$11.470
Accumulation unit value at end of period	$11.830	$11.280	$11.590	$11.490	$11.550	$11.760	$11.480	$12.070	$11.850
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
JPMorgan Small Cap Equity Fund
Accumulation unit value at beginning of period	$41.830	$49.640	$45.660	$38.610	$42.630	$44.630	$34.760	$32.770	$33.790
Accumulation unit value at end of period	$51.010	$41.830	$49.640	$45.660	$38.610	$42.630	$44.630	$34.760	$32.770
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
JPMorgan Small Cap Growth Fund
Accumulation unit value at beginning of period	$13.420	$16.080	$12.360	$11.890	$13.230	$14.430	$10.810	$10.550	$11.170
Accumulation unit value at end of period	$17.310	$13.420	$16.080	$12.360	$11.890	$13.230	$14.430	$10.810	$10.550
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
JPMorgan Small Cap Value Fund
Accumulation unit value at beginning of period	$21.380	$28.900	$29.960	$23.210	$26.600	$27.050	$20.580	$17.270	$18.200
Accumulation unit value at end of period	$23.800	$21.380	$28.900	$29.960	$23.210	$26.600	$27.050	$20.580	$17.270
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement® 2020 Fund
Accumulation unit value at beginning of period	$17.570	$19.730	$18.060	$17.570	$18.310	$17.850	$16.250	$14.550	$15.900
Accumulation unit value at end of period	$17.560	$17.570	$19.730	$18.060	$17.570	$18.310	$17.850	$16.250	$14.550
Number of accumulation units outstanding at end of period (in thousands)	-	5	4	3	-	-	-	-	-
JPMorgan SmartRetirement® 2025 Fund
Accumulation unit value at beginning of period	$17.260	$19.530	$17.500	$17.000	$17.740	$17.220	$15.390	$13.580	$15.220
Accumulation unit value at end of period	$18.010	$17.260	$19.530	$17.500	$17.000	$17.740	$17.220	$15.390	$13.580
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-378

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
JPMorgan SmartRetirement® 2030 Fund
Accumulation unit value at beginning of period	$18.600	$21.370	$18.760	$18.210	$19.070	$18.500	$16.080	$14.040	$15.990
Accumulation unit value at end of period	$19.130	$18.600	$21.370	$18.760	$18.210	$19.070	$18.500	$16.080	$14.040
Number of accumulation units outstanding at end of period (in thousands)	-	40	19	17	1	-	-	-	-
JPMorgan SmartRetirement® 2035 Fund
Accumulation unit value at beginning of period	$17.950	$20.790	$17.980	$17.410	$18.260	$17.680	$15.200	$13.160	$15.210
Accumulation unit value at end of period	$19.930	$17.950	$20.790	$17.980	$17.410	$18.260	$17.680	$15.200	$13.160
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	-	-	-	-	-
JPMorgan SmartRetirement® 2040 Fund
Accumulation unit value at beginning of period	$19.210	$22.520	$19.280	$18.610	$19.560	$18.960	$16.070	$13.890	$16.010
Accumulation unit value at end of period	$21.320	$19.210	$22.520	$19.280	$18.610	$19.560	$18.960	$16.070	$13.890
Number of accumulation units outstanding at end of period (in thousands)	-	6	4	3	-	-	-	-	-
JPMorgan SmartRetirement® 2045 Fund
Accumulation unit value at beginning of period	$18.330	$21.420	$18.270	$17.640	$18.510	$17.920	$15.280	$13.200	$15.250
Accumulation unit value at end of period	$20.710	$18.330	$21.420	$18.270	$17.640	$18.510	$17.920	$15.280	$13.200
Number of accumulation units outstanding at end of period (in thousands)	-	8	4	3	-	-	-	-	-
JPMorgan SmartRetirement® 2050 Fund
Accumulation unit value at beginning of period	$18.360	$21.390	$18.230	$17.620	$18.480	$17.890	$15.270	$13.200	$15.270
Accumulation unit value at end of period	$20.830	$18.360	$21.390	$18.230	$17.620	$18.480	$17.890	$15.270	$13.200
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement® 2055 Fund
Accumulation unit value at beginning of period	$20.680	$23.880	$20.290	$19.560	$20.420	$19.580	$16.410	$15.660	$-
Accumulation unit value at end of period	$23.930	$20.680	$23.880	$20.290	$19.560	$20.420	$19.580	$16.410	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	-	1	1	-	-	-
JPMorgan SmartRetirement® 2060 Fund
Accumulation unit value at beginning of period	$15.780	$17.990	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.930	$15.780	$17.990	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-379

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
JPMorgan SmartRetirement® Income Fund
Accumulation unit value at beginning of period	$16.740	$18.580	$17.360	$16.900	$17.530	$17.140	$16.370	$15.240	$16.090
Accumulation unit value at end of period	$16.570	$16.740	$18.580	$17.360	$16.900	$17.530	$17.140	$16.370	$15.240
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
JPMorgan U.S. Equity Fund
Accumulation unit value at beginning of period	$13.420	$16.240	$14.550	$13.760	$14.510	$14.070	$11.210	$9.900	$10.250
Accumulation unit value at end of period	$16.050	$13.420	$16.240	$14.550	$13.760	$14.510	$14.070	$11.210	$9.900
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
LKCM Aquinas Catholic Equity Fund
Accumulation unit value at beginning of period	$12.800	$17.190	$15.400	$15.170	$16.870	$17.990	$14.180	$12.720	$12.680
Accumulation unit value at end of period	$15.060	$12.800	$17.190	$15.400	$15.170	$16.870	$17.990	$14.180	$12.720
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Loomis Sayles Bond Fund
Accumulation unit value at beginning of period	$12.770	$13.640	$13.450	$12.770	$14.710	$15.050	$15.010	$13.840	$14.180
Accumulation unit value at end of period	$13.700	$12.770	$13.640	$13.450	$12.770	$14.710	$15.050	$15.010	$13.840
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Lord Abbett Affiliated Fund, Inc.
Accumulation unit value at beginning of period	$13.180	$15.810	$15.320	$14.110	$16.270	$15.570	$12.020	$10.540	$11.580
Accumulation unit value at end of period	$15.790	$13.180	$15.810	$15.320	$14.110	$16.270	$15.570	$12.020	$10.540
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Lord Abbett Calibrated Dividend Growth Fund
Accumulation unit value at beginning of period	$13.420	$15.390	$13.980	$13.210	$14.840	$15.420	$-	$-	$-
Accumulation unit value at end of period	$16.020	$13.420	$15.390	$13.980	$13.210	$14.840	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Lord Abbett Developing Growth Fund
Accumulation unit value at beginning of period	$18.440	$23.320	$17.950	$18.450	$22.200	$25.770	$19.920	$19.650	$21.300
Accumulation unit value at end of period	$19.630	$18.440	$23.320	$17.950	$18.450	$22.200	$25.770	$19.920	$19.650
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-380

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Lord Abbett Fundamental Equity Fund
Accumulation unit value at beginning of period	$10.830	$12.950	$12.940	$11.770	$13.470	$15.310	$13.160	$12.110	$12.920
Accumulation unit value at end of period	$11.970	$10.830	$12.950	$12.940	$11.770	$13.470	$15.310	$13.160	$12.110
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Lord Abbett Growth Opportunities Fund
Accumulation unit value at beginning of period	$18.550	$20.370	$18.090	$18.470	$20.510	$22.350	$19.480	$17.120	$22.630
Accumulation unit value at end of period	$24.000	$18.550	$20.370	$18.090	$18.470	$20.510	$22.350	$19.480	$17.120
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Lord Abbett International Equity Fund
Accumulation unit value at beginning of period	$11.430	$14.280	$11.640	$12.120	$12.630	$14.110	$11.760	$10.490	$12.210
Accumulation unit value at end of period	$13.680	$11.430	$14.280	$11.640	$12.120	$12.630	$14.110	$11.760	$10.490
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Lord Abbett Total Return Fund
Accumulation unit value at beginning of period	$9.950	$10.380	$10.260	$10.170	$10.550	$10.300	$10.770	$10.570	$10.690
Accumulation unit value at end of period	$10.470	$9.950	$10.380	$10.260	$10.170	$10.550	$10.300	$10.770	$10.570
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Lord Abbett Value Opportunities Fund
Accumulation unit value at beginning of period	$16.070	$20.090	$19.400	$17.650	$19.570	$20.600	$16.580	$15.110	$15.830
Accumulation unit value at end of period	$17.580	$16.070	$20.090	$19.400	$17.650	$19.570	$20.600	$16.580	$15.110
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Massachusetts Investors Trust
Accumulation unit value at beginning of period	$26.530	$31.870	$27.720	$27.050	$28.610	$27.530	$21.340	$18.560	$19.100
Accumulation unit value at end of period	$32.440	$26.530	$31.870	$27.720	$27.050	$28.610	$27.530	$21.340	$18.560
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Accumulation unit value at beginning of period	$10.930	$12.770	$11.590	$11.150	$12.160	$12.200	$-	$-	$-
Accumulation unit value at end of period	$11.970	$10.930	$12.770	$11.590	$11.150	$12.160	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-381

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Accumulation unit value at beginning of period	$10.810	$12.890	$11.730	$11.240	$12.070	$12.420	$-	$-	$-
Accumulation unit value at end of period	$11.900	$10.810	$12.890	$11.730	$11.240	$12.070	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
Accumulation unit value at beginning of period	$10.980	$13.550	$12.050	$11.530	$12.440	$12.860	$-	$-	$-
Accumulation unit value at end of period	$12.100	$10.980	$13.550	$12.050	$11.530	$12.440	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Accumulation unit value at beginning of period	$11.765	$12.617	$10.659	$9.961	$10.255	$10.016	$-	$-	$-
Accumulation unit value at end of period	$14.405	$11.765	$12.617	$10.659	$9.961	$10.255	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	14	5	2	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Accumulation unit value at beginning of period	$10.350	$13.040	$11.440	$10.870	$12.280	$12.820	$-	$-	$-
Accumulation unit value at end of period	$11.520	$10.350	$13.040	$11.440	$10.870	$12.280	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Accumulation unit value at beginning of period	$10.790	$13.590	$11.980	$11.510	$12.430	$12.840	$-	$-	$-
Accumulation unit value at end of period	$12.010	$10.790	$13.590	$11.980	$11.510	$12.430	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Accumulation unit value at beginning of period	$7.490	$9.620	$8.410	$7.990	$8.910	$9.820	$-	$-	$-
Accumulation unit value at end of period	$8.400	$7.490	$9.620	$8.410	$7.990	$8.910	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Accumulation unit value at beginning of period	$9.180	$11.430	$10.120	$9.720	$10.380	$10.580	$-	$-	$-
Accumulation unit value at end of period	$10.310	$9.180	$11.430	$10.120	$9.720	$10.380	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-382

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Accumulation unit value at beginning of period	$9.030	$11.360	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.110	$9.030	$11.360	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund
Accumulation unit value at beginning of period	$10.450	$11.440	$10.650	$10.380	$10.900	$10.990	$-	$-	$-
Accumulation unit value at end of period	$11.650	$10.450	$11.440	$10.650	$10.380	$10.900	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MFS® Emerging Markets Debt Fund
Accumulation unit value at beginning of period	$13.690	$15.110	$14.420	$13.810	$14.550	$14.560	$16.370	$14.560	$14.540
Accumulation unit value at end of period	$14.900	$13.690	$15.110	$14.420	$13.810	$14.550	$14.560	$16.370	$14.560
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MFS® Government Securities Fund
Accumulation unit value at beginning of period	$9.570	$9.770	$9.820	$9.980	$10.160	$9.920	$10.480	$10.580	$10.160
Accumulation unit value at end of period	$9.940	$9.570	$9.770	$9.820	$9.980	$10.160	$9.920	$10.480	$10.580
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MFS® Growth Fund
Accumulation unit value at beginning of period	$87.850	$89.510	$70.390	$70.010	$67.900	$65.150	$48.560	$41.460	$43.540
Accumulation unit value at end of period	$118.580	$87.850	$89.510	$70.390	$70.010	$67.900	$65.150	$48.560	$41.460
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MFS® International Growth Fund
Accumulation unit value at beginning of period	$29.360	$33.520	$25.970	$25.610	$25.850	$27.930	$24.880	$21.120	$23.950
Accumulation unit value at end of period	$36.690	$29.360	$33.520	$25.970	$25.610	$25.850	$27.930	$24.880	$21.120
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MFS® International Intrinsic Value Fund
Accumulation unit value at beginning of period	$37.310	$42.880	$34.690	$33.940	$32.890	$33.570	$26.920	$23.650	$24.520
Accumulation unit value at end of period	$45.040	$37.310	$42.880	$34.690	$33.940	$32.890	$33.570	$26.920	$23.650
Number of accumulation units outstanding at end of period (in thousands)	14	14	14	15	18	19	21	23	27

APP I-383

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® New Discovery Fund
Accumulation unit value at beginning of period	$21.410	$27.220	$23.880	$22.520	$23.010	$26.900	$20.930	$17.320	$27.000
Accumulation unit value at end of period	$27.820	$21.410	$27.220	$23.880	$22.520	$23.010	$26.900	$20.930	$17.320
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MFS® Research International Fund
Accumulation unit value at beginning of period	$15.570	$19.110	$15.080	$15.510	$16.090	$17.690	$15.110	$13.190	$15.080
Accumulation unit value at end of period	$19.540	$15.570	$19.110	$15.080	$15.510	$16.090	$17.690	$15.110	$13.190
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MFS® Technology Fund
Accumulation unit value at beginning of period	$35.460	$36.680	$27.490	$25.900	$24.360	$22.870	$16.910	$14.800	$14.630
Accumulation unit value at end of period	$47.120	$35.460	$36.680	$27.490	$25.900	$24.360	$22.870	$16.910	$14.800
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MFS® Total Return Bond Fund
Accumulation unit value at beginning of period	$10.310	$10.730	$10.570	$10.500	$10.900	$10.670	$11.110	$10.690	$10.430
Accumulation unit value at end of period	$11.000	$10.310	$10.730	$10.570	$10.500	$10.900	$10.670	$11.110	$10.690
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MFS® Total Return Fund
Accumulation unit value at beginning of period	$17.190	$19.140	$18.050	$17.180	$18.200	$17.580	$15.220	$14.020	$14.110
Accumulation unit value at end of period	$20.000	$17.190	$19.140	$18.050	$17.180	$18.200	$17.580	$15.220	$14.020
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MFS® Utilities Fund
Accumulation unit value at beginning of period	$19.500	$20.160	$18.060	$16.820	$21.510	$20.840	$18.600	$16.930	$16.400
Accumulation unit value at end of period	$22.740	$19.500	$20.160	$18.060	$16.820	$21.510	$20.840	$18.600	$16.930
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MFS® Value Fund
Accumulation unit value at beginning of period	$35.180	$40.420	$35.930	$32.690	$34.840	$33.110	$25.280	$22.320	$22.750
Accumulation unit value at end of period	$44.250	$35.180	$40.420	$35.930	$32.690	$34.840	$33.110	$25.280	$22.320
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-384

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
MM MSCI EAFE® International Index Fund
Accumulation unit value at beginning of period	$10.800	$13.140	$11.000	$11.700	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.720	$10.800	$13.140	$11.000	$11.700	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MM Russell 2000® Small Cap Index Fund
Accumulation unit value at beginning of period	$10.640	$13.020	$12.620	$11.170	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.520	$10.640	$13.020	$12.620	$11.170	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MM S&P 500® Index Fund
Accumulation unit value at beginning of period	$14.490	$18.130	$18.580	$17.710	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.790	$14.490	$18.130	$18.580	$17.710	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MM S&P® Mid Cap Index Fund
Accumulation unit value at beginning of period	$11.530	$14.040	$12.970	$11.980	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.970	$11.530	$14.040	$12.970	$11.980	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Neuberger Berman Sustainable Equity Fund
Accumulation unit value at beginning of period	$32.740	$38.190	$19.260	$18.920	$21.130	$22.750	$18.340	$16.700	$17.370
Accumulation unit value at end of period	$37.720	$32.740	$38.190	$19.260	$18.920	$21.130	$22.750	$18.340	$16.700
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
North Square Oak Ridge Small Cap Growth Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Nuveen Mid Cap Growth Opportunities Fund
Accumulation unit value at beginning of period	$26.950	$36.780	$35.720	$36.920	$40.670	$45.360	$40.230	$37.830	$40.660
Accumulation unit value at end of period	$28.560	$26.950	$36.780	$35.720	$36.920	$40.670	$45.360	$40.230	$37.830
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
APP I-385

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Nuveen NWQ International Value
Accumulation unit value at beginning of period	$21.100	$26.150	$22.340	$22.320	$22.080	$25.150	$21.130	$21.500	$27.220
Accumulation unit value at end of period	$24.220	$21.100	$26.150	$22.340	$22.320	$22.080	$25.150	$21.130	$21.500
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Nuveen Santa Barbara Dividend Growth Fund
Accumulation unit value at beginning of period	$36.960	$41.080	$35.840	$32.630	$35.720	$33.100	$28.030	$-	$-
Accumulation unit value at end of period	$44.740	$36.960	$41.080	$35.840	$32.630	$35.720	$33.100	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Nuveen Small Cap Select Fund
Accumulation unit value at beginning of period	$6.360	$9.200	$9.490	$8.660	$11.000	$14.280	$11.900	$12.610	$13.200
Accumulation unit value at end of period	$8.170	$6.360	$9.200	$9.490	$8.660	$11.000	$14.280	$11.900	$12.610
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
PGIM Jennison 20/20 Focus Fund
Accumulation unit value at beginning of period	$12.570	$14.600	$13.940	$14.790	$16.420	$17.150	$15.960	$14.870	$15.890
Accumulation unit value at end of period	$15.030	$12.570	$14.600	$13.940	$14.790	$16.420	$17.150	$15.960	$14.870
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
PGIM Jennison Mid-Cap Growth Fund, Inc.
Accumulation unit value at beginning of period	$22.570	$35.270	$33.020	$33.930	$38.110	$38.840	$31.230	$27.790	$27.380
Accumulation unit value at end of period	$21.930	$22.570	$35.270	$33.020	$33.930	$38.110	$38.840	$31.230	$27.790
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
PGIM Jennison Natural Resources Fund, Inc.
Accumulation unit value at beginning of period	$27.700	$38.950	$37.110	$27.970	$39.620	$49.490	$45.090	$48.490	$-
Accumulation unit value at end of period	$31.660	$27.700	$38.950	$37.110	$27.970	$39.620	$49.490	$45.090	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
PIMCO Real Return Fund
Accumulation unit value at beginning of period	$10.560	$11.060	$10.920	$10.510	$10.920	$10.970	$12.270	$11.790	$11.360
Accumulation unit value at end of period	$11.240	$10.560	$11.060	$10.920	$10.510	$10.920	$10.970	$12.270	$11.790
Number of accumulation units outstanding at end of period (in thousands)	9	9	7	7	7	7	7	10	9

APP I-386

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
PIMCO Total Return Fund
Accumulation unit value at beginning of period	$9.930	$10.270	$10.030	$10.070	$10.660	$10.690	$11.240	$10.870	$10.850
Accumulation unit value at end of period	$10.340	$9.930	$10.270	$10.030	$10.070	$10.660	$10.690	$11.240	$10.870
Number of accumulation units outstanding at end of period (in thousands)	3	16	16	21	39	34	39	43	56
PIMCO Total Return ESG Fund
Accumulation unit value at beginning of period	$8.830	$9.130	$8.920	$8.920	$9.300	$9.380	$9.890	$9.640	$-
Accumulation unit value at end of period	$9.290	$8.830	$9.130	$8.920	$8.920	$9.300	$9.380	$9.890	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Pioneer Disciplined Value Fund
Accumulation unit value at beginning of period	$11.750	$15.920	$15.140	$13.410	$17.690	$19.580	$18.260	$17.030	$18.150
Accumulation unit value at end of period	$15.040	$11.750	$15.920	$15.140	$13.410	$17.690	$19.580	$18.260	$17.030
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Pioneer Equity Income Fund
Accumulation unit value at beginning of period	$30.380	$35.790	$32.850	$31.320	$34.360	$34.130	$27.980	$26.440	$25.350
Accumulation unit value at end of period	$36.580	$30.380	$35.790	$32.850	$31.320	$34.360	$34.130	$27.980	$26.440
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Pioneer Fund
Accumulation unit value at beginning of period	$24.760	$28.810	$28.900	$31.920	$36.670	$39.180	$32.450	$38.620	$40.960
Accumulation unit value at end of period	$29.580	$24.760	$28.810	$28.900	$31.920	$36.670	$39.180	$32.450	$38.620
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Pioneer Fundamental Growth Fund
Accumulation unit value at beginning of period	$21.160	$22.500	$19.210	$18.950	$18.580	$16.760	$13.720	$-	$-
Accumulation unit value at end of period	$26.820	$21.160	$22.500	$19.210	$18.950	$18.580	$16.760	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Pioneer Global Equity Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-387

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Pioneer Mid Cap Value Fund
Accumulation unit value at beginning of period	$18.300	$25.260	$24.290	$22.340	$26.280	$25.740	$21.610	$19.660	$21.130
Accumulation unit value at end of period	$23.180	$18.300	$25.260	$24.290	$22.340	$26.280	$25.740	$21.610	$19.660
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Pioneer Strategic Income Fund
Accumulation unit value at beginning of period	$10.290	$10.820	$10.620	$10.210	$10.730	$10.810	$11.280	$10.630	$10.940
Accumulation unit value at end of period	$11.010	$10.290	$10.820	$10.620	$10.210	$10.730	$10.810	$11.280	$10.630
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Putnam Equity Income Fund
Accumulation unit value at beginning of period	$21.160	$24.510	$21.350	$19.250	$21.040	$20.470	$16.990	$15.010	$15.050
Accumulation unit value at end of period	$26.460	$21.160	$24.510	$21.350	$19.250	$21.040	$20.470	$16.990	$15.010
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Putnam High Yield Fund
Accumulation unit value at beginning of period	$5.430	$5.930	$5.850	$5.370	$6.000	$6.200	$6.160	$5.720	$5.970
Accumulation unit value at end of period	$5.890	$5.430	$5.930	$5.850	$5.370	$6.000	$6.200	$6.160	$5.720
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Putnam International Capital Opportunities Fund
Accumulation unit value at beginning of period	$32.010	$42.280	$32.300	$34.110	$33.890	$40.170	$32.860	$27.210	$35.670
Accumulation unit value at end of period	$39.750	$32.010	$42.280	$32.300	$34.110	$33.890	$40.170	$32.860	$27.210
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Royce Small-Cap Value Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Royce Total Return Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-388

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
T. Rowe Price Equity Income Fund
Accumulation unit value at beginning of period	$27.180	$33.200	$31.350	$28.350	$32.670	$32.720	$26.360	$22.980	$23.600
Accumulation unit value at end of period	$31.950	$27.180	$33.200	$31.350	$28.350	$32.670	$32.720	$26.360	$22.980
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	2	2	-	-	-
T. Rowe Price Growth Stock Fund, Inc.
Accumulation unit value at beginning of period	$53.780	$59.260	$50.730	$51.400	$50.160	$50.940	$36.780	$31.080	$31.540
Accumulation unit value at end of period	$68.760	$53.780	$59.260	$50.730	$51.400	$50.160	$50.940	$36.780	$31.080
Number of accumulation units outstanding at end of period (in thousands)	-	3	2	2	1	1	-	-	-
Templeton Foreign Fund
Accumulation unit value at beginning of period	$6.680	$8.070	$6.990	$6.380	$6.970	$8.310	$6.870	$5.920	$6.980
Accumulation unit value at end of period	$7.270	$6.680	$8.070	$6.990	$6.380	$6.970	$8.310	$6.870	$5.920
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Templeton Global Bond Fund
Accumulation unit value at beginning of period	$11.300	$11.890	$12.000	$11.580	$12.460	$13.140	$13.380	$12.410	$13.590
Accumulation unit value at end of period	$10.720	$11.300	$11.890	$12.000	$11.580	$12.460	$13.140	$13.380	$12.410
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Templeton Growth Fund, Inc.
Accumulation unit value at beginning of period	$20.730	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.570	$20.730	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-
The Hartford Balanced Income Fund
Accumulation unit value at beginning of period	$13.030	$14.680	$13.890	$12.950	$13.550	$13.110	$12.150	$11.200	$11.250
Accumulation unit value at end of period	$15.000	$13.030	$14.680	$13.890	$12.950	$13.550	$13.110	$12.150	$11.200
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
The Hartford Capital Appreciation Fund
Accumulation unit value at beginning of period	$34.940	$42.590	$39.680	$38.180	$40.900	$50.210	$36.880	$30.860	$37.050
Accumulation unit value at end of period	$43.770	$34.940	$42.590	$39.680	$38.180	$40.900	$50.210	$36.880	$30.860
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-389

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
The Hartford Checks and Balances Fund
Accumulation unit value at beginning of period	$8.230	$9.440	$9.410	$9.520	$10.760	$11.180	$9.960	$9.040	$9.540
Accumulation unit value at end of period	$9.370	$8.230	$9.440	$9.410	$9.520	$10.760	$11.180	$9.960	$9.040
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
The Hartford Conservative Allocation Fund
Accumulation unit value at beginning of period	$9.750	$10.440	$9.780	$9.520	$10.020	$10.680	$10.950	$10.560	$10.630
Accumulation unit value at end of period	$10.820	$9.750	$10.440	$9.780	$9.520	$10.020	$10.680	$10.950	$10.560
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
The Hartford Dividend and Growth Fund
Accumulation unit value at beginning of period	$22.170	$26.300	$24.900	$22.800	$25.590	$25.210	$20.860	$19.100	$19.230
Accumulation unit value at end of period	$27.150	$22.170	$26.300	$24.900	$22.800	$25.590	$25.210	$20.860	$19.100
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
The Hartford Equity Income Fund
Accumulation unit value at beginning of period	$16.980	$20.370	$18.530	$16.950	$18.860	$18.110	$14.720	$13.440	$12.800
Accumulation unit value at end of period	$19.720	$16.980	$20.370	$18.530	$16.950	$18.860	$18.110	$14.720	$13.440
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
The Hartford Growth Allocation Fund
Accumulation unit value at beginning of period	$10.960	$12.280	$10.610	$10.130	$11.270	$14.640	$12.240	$10.880	$11.490
Accumulation unit value at end of period	$12.810	$10.960	$12.280	$10.610	$10.130	$11.270	$14.640	$12.240	$10.880
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
The Hartford Growth Opportunities Fund
Accumulation unit value at beginning of period	$34.610	$45.100	$37.620	$39.440	$38.800	$41.150	$31.700	$25.100	$27.690
Accumulation unit value at end of period	$42.370	$34.610	$45.100	$37.620	$39.440	$38.800	$41.150	$31.700	$25.100
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
The Hartford Healthcare Fund
Accumulation unit value at beginning of period	$32.680	$36.210	$31.250	$37.470	$37.880	$31.950	$21.370	$17.820	$16.530
Accumulation unit value at end of period	$41.130	$32.680	$36.210	$31.250	$37.470	$37.880	$31.950	$21.370	$17.820
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-390

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
The Hartford High Yield Fund
Accumulation unit value at beginning of period	$6.850	$7.470	$7.330	$6.810	$7.450	$7.650	$7.620	$7.370	$-
Accumulation unit value at end of period	$7.480	$6.850	$7.470	$7.330	$6.810	$7.450	$7.650	$7.620	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
The Hartford Inflation Plus Fund
Accumulation unit value at beginning of period	$9.970	$10.480	$10.780	$10.480	$10.640	$10.640	$12.180	$11.950	$11.320
Accumulation unit value at end of period	$10.460	$9.970	$10.480	$10.780	$10.480	$10.640	$10.640	$12.180	$11.950
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
The Hartford International Opportunities Fund
Accumulation unit value at beginning of period	$13.690	$17.530	$14.780	$14.840	$15.020	$17.860	$15.480	$13.170	$15.490
Accumulation unit value at end of period	$17.000	$13.690	$17.530	$14.780	$14.840	$15.020	$17.860	$15.480	$13.170
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
The Hartford Midcap Fund
Accumulation unit value at beginning of period	$28.580	$34.590	$29.060	$26.780	$28.340	$28.080	$21.710	$19.380	$23.930
Accumulation unit value at end of period	$36.120	$28.580	$34.590	$29.060	$26.780	$28.340	$28.080	$21.710	$19.380
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
The Hartford MidCap Value Fund
Accumulation unit value at beginning of period	$12.720	$16.800	$15.210	$14.440	$15.840	$16.560	$13.590	$11.050	$13.280
Accumulation unit value at end of period	$16.140	$12.720	$16.800	$15.210	$14.440	$15.840	$16.560	$13.590	$11.050
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
The Hartford Small Company Fund
Accumulation unit value at beginning of period	$19.010	$24.000	$19.160	$18.800	$23.390	$25.960	$20.130	$18.710	$20.670
Accumulation unit value at end of period	$24.650	$19.010	$24.000	$19.160	$18.800	$23.390	$25.960	$20.130	$18.710
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
The Hartford Total Return Bond Fund
Accumulation unit value at beginning of period	$10.130	$10.580	$10.400	$10.300	$10.660	$10.560	$11.020	$10.900	$10.640
Accumulation unit value at end of period	$10.820	$10.130	$10.580	$10.400	$10.300	$10.660	$10.560	$11.020	$10.900
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-391

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Thornburg Core Growth Fund
Accumulation unit value at beginning of period	$33.240	$34.130	$27.550	$28.210	$27.450	$27.420	$19.230	$15.830	$15.610
Accumulation unit value at end of period	$39.010	$33.240	$34.130	$27.550	$28.210	$27.450	$27.420	$19.230	$15.830
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Thornburg International Value Fund
Accumulation unit value at beginning of period	$19.150	$24.310	$22.890	$23.950	$26.680	$31.240	$27.330	$23.950	$27.920
Accumulation unit value at end of period	$23.060	$19.150	$24.310	$22.890	$23.950	$26.680	$31.240	$27.330	$23.950
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Thornburg Value Fund
Accumulation unit value at beginning of period	$61.050	$67.870	$55.300	$52.070	$50.280	$45.300	$32.430	$29.270	$33.810
Accumulation unit value at end of period	$78.470	$61.050	$67.870	$55.300	$52.070	$50.280	$45.300	$32.430	$29.270
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
TIAA-CREF Bond Index Fund
Accumulation unit value at beginning of period	$10.530	$10.830	$10.730	$10.720	$10.920	$10.540	$11.000	$10.800	$-
Accumulation unit value at end of period	$11.110	$10.530	$10.830	$10.730	$10.720	$10.920	$10.540	$11.000	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
TIAA-CREF Equity Index Fund
Accumulation unit value at beginning of period	$18.480	$19.960	$16.840	$15.300	$15.740	$14.330	$10.960	$9.950	$-
Accumulation unit value at end of period	$23.710	$18.480	$19.960	$16.840	$15.300	$15.740	$14.330	$10.960	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
TIAA-CREF Large-Cap Growth Index Fund
Accumulation unit value at beginning of period	$27.550	$29.050	$22.760	$21.550	$20.990	$19.150	$14.610	$13.300	$-
Accumulation unit value at end of period	$36.650	$27.550	$29.050	$22.760	$21.550	$20.990	$19.150	$14.610	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
TIAA-CREF Large-Cap Value Index Fund
Accumulation unit value at beginning of period	$17.520	$19.930	$18.320	$16.110	$17.910	$16.520	$13.080	$12.110	$-
Accumulation unit value at end of period	$20.680	$17.520	$19.930	$18.320	$16.110	$17.910	$16.520	$13.080	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-392

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Timothy Plan Large/Mid-Cap Value Fund
Accumulation unit value at beginning of period	$15.770	$19.180	$17.430	$16.260	$18.750	$18.480	$15.050	$13.340	$13.270
Accumulation unit value at end of period	$17.790	$15.770	$19.180	$17.430	$16.260	$18.750	$18.480	$15.050	$13.340
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
UBS Dynamic Alpha Fund
Accumulation unit value at beginning of period	$6.080	$6.540	$6.280	$6.400	$7.120	$7.150	$6.770	$6.040	$6.140
Accumulation unit value at end of period	$6.260	$6.080	$6.540	$6.280	$6.400	$7.120	$7.150	$6.770	$6.040
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
UBS Global Allocation Fund
Accumulation unit value at beginning of period	$11.230	$12.170	$10.580	$10.660	$11.150	$10.500	$9.640	$8.780	$9.980
Accumulation unit value at end of period	$12.450	$11.230	$12.170	$10.580	$10.660	$11.150	$10.500	$9.640	$8.780
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Victory Diversified Stock Fund
Accumulation unit value at beginning of period	$14.510	$19.040	$18.420	$18.190	$20.640	$21.820	$16.650	$14.460	$15.610
Accumulation unit value at end of period	$17.520	$14.510	$19.040	$18.420	$18.190	$20.640	$21.820	$16.650	$14.460
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Victory Munder Mid-Cap Core Growth Fund
Accumulation unit value at beginning of period	$19.250	$34.480	$33.510	$35.470	$41.190	$41.810	$31.940	$27.600	$27.890
Accumulation unit value at end of period	$14.060	$19.250	$34.480	$33.510	$35.470	$41.190	$41.810	$31.940	$27.600
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Victory Special Value Fund
Accumulation unit value at beginning of period	$21.310	$27.710	$22.050	$21.470	$22.330	$20.950	$16.030	$14.550	$16.290
Accumulation unit value at end of period	$26.410	$21.310	$27.710	$22.050	$21.470	$22.330	$20.950	$16.030	$14.550
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Victory Sycamore Established Value Fund
Accumulation unit value at beginning of period	$33.050	$40.580	$36.160	$30.430	$33.670	$34.430	$27.490	$25.350	$26.180
Accumulation unit value at end of period	$40.050	$33.050	$40.580	$36.160	$30.430	$33.670	$34.430	$27.490	$25.350
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-393

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Victory Sycamore Small Company Opportunity Fund
Accumulation unit value at beginning of period	$37.490	$46.720	$44.100	$35.600	$39.230	$40.220	$32.300	$30.240	$30.060
Accumulation unit value at end of period	$45.140	$37.490	$46.720	$44.100	$35.600	$39.230	$40.220	$32.300	$30.240
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Virtus Ceredex Large-Cap Value Equity Fund
Accumulation unit value at beginning of period	$11.210	$16.200	$16.430	$14.510	$16.810	$16.650	$14.140	$12.370	$13.720
Accumulation unit value at end of period	$13.700	$11.210	$16.200	$16.430	$14.510	$16.810	$16.650	$14.140	$12.370
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Virtus Ceredex Mid-Cap Value Equity Fund
Accumulation unit value at beginning of period	$10.110	$12.500	$13.640	$11.910	$13.560	$13.510	$11.660	$9.750	$11.790
Accumulation unit value at end of period	$12.690	$10.110	$12.500	$13.640	$11.910	$13.560	$13.510	$11.660	$9.750
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Virtus Ceredex Small-Cap Value Equity Fund
Accumulation unit value at beginning of period	$8.450	$11.530	$12.430	$10.160	$14.910	$17.550	$13.600	$12.190	$13.510
Accumulation unit value at end of period	$9.380	$8.450	$11.530	$12.430	$10.160	$14.910	$17.550	$13.600	$12.190
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Virtus SEIX Total Return Bond Fund
Accumulation unit value at beginning of period	$10.520	$10.770	$10.740	$10.790	$11.000	$10.590	$11.230	$11.130	$10.750
Accumulation unit value at end of period	$11.030	$10.520	$10.770	$10.740	$10.790	$11.000	$10.590	$11.230	$11.130
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Wells Fargo Asset Allocation Fund
Accumulation unit value at beginning of period	$12.080	$14.470	$12.820	$12.440	$13.690	$14.030	$12.820	$11.920	$12.010
Accumulation unit value at end of period	$14.250	$12.080	$14.470	$12.820	$12.440	$13.690	$14.030	$12.820	$11.920
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Wells Fargo Emerging Markets Equity Fund
Accumulation unit value at beginning of period	$21.220	$25.380	$18.910	$17.050	$19.800	$21.040	$21.600	$19.260	$22.860
Accumulation unit value at end of period	$26.890	$21.220	$25.380	$18.910	$17.050	$19.800	$21.040	$21.600	$19.260
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-394

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Wells Fargo International Equity Fund
Accumulation unit value at beginning of period	$10.700	$13.350	$11.120	$10.980	$10.870	$11.990	$10.180	$9.200	$10.920
Accumulation unit value at end of period	$12.040	$10.700	$13.350	$11.120	$10.980	$10.870	$11.990	$10.180	$9.200
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Wells Fargo Utility and Telecommunications Fund
Accumulation unit value at beginning of period	$21.420	$21.160	$18.950	$17.050	$18.910	$16.560	$14.340	$13.500	$11.880
Accumulation unit value at end of period	$22.960	$21.420	$21.160	$18.950	$17.050	$18.910	$16.560	$14.340	$13.500
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Alger Capital Appreciation Institutional Fund
Accumulation unit value at beginning of period	$28.640	$32.420	$26.410	$26.480	$26.830	$26.580	$22.300	$19.730	$20.710
Accumulation unit value at end of period	$34.510	$28.640	$32.420	$26.410	$26.480	$26.830	$26.580	$22.300	$19.730
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Alger Mid Cap Growth Institutional Fund
Accumulation unit value at beginning of period	$25.090	$29.330	$22.640	$22.320	$22.630	$20.690	$15.190	$13.100	$14.200
Accumulation unit value at end of period	$29.970	$25.090	$29.330	$22.640	$22.320	$22.630	$20.690	$15.190	$13.100
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Alger Small Cap Growth Institutional Fund
Accumulation unit value at beginning of period	$17.540	$20.260	$16.230	$15.150	$23.490	$28.840	$25.890	$25.890	$27.840
Accumulation unit value at end of period	$18.940	$17.540	$20.260	$16.230	$15.150	$23.490	$28.840	$25.890	$25.890
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Blackrock S&P 500 Index V.I. Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
APP I-395

Part A

Talcott Resolution Life Insurance Company Group Variable Annuity Contracts Separate Account Eleven Hartford 403(b) Cornerstone Innovations Administered by Massachusetts Mutual Life Insurance Company
This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the “Contract” or “Contracts”). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.
Talcott Resolution Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.
You or your Employer allocate your plan Contribution to “Sub-Accounts.” Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds (“Funds”) that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.
The underlying Funds are listed below:
●
AB Discovery Value Fund — Class A

●
AB International Value Fund — Class A

●
AB Sustainable International Thematic Fund — Class A

●
Alger Capital Appreciation Institutional Fund — Class I

●
Alger Mid Cap Growth Institutional Fund — Class I

●
AllianzGI Dividend Value Fund — Class A

●
AllianzGI International Value Fund — Class A

●
American Century Diversified Bond Fund — Class A

●
American Century Equity Income Fund — Class A

●
American Century Growth Fund — Class A

●
American Century Mid Cap Value Fund — Class A

●
American Century Small Cap Value Fund — Class A

●
American Century U.S. Government Money Market Fund — Class A

●
American Funds AMCAP Fund® — Class R3

●
American Funds American Mutual Fund® — Class R3

●
American Funds Capital Income Builder® — Class R3

●
American Funds Capital World Growth and Income FundSM — Class R3

●
American Funds EuroPacific Growth Fund® — Class R3

●
American Funds Fundamental Investors FundSM — Class R3

●
American Funds New Perspective Fund® — Class R3

●
American Funds The Growth Fund of America® — Class R3

●
American Funds The Income Fund of America® — Class R3

●
American Funds The Investment Company of America® — Class R3

●
American Funds The New Economy Fund® — Class R3

●
American Funds Washington Mutual Investors FundSM — Class R3

●
Ave Maria Growth Fund

●
Ave Maria Rising Dividend Fund

●
Ave Maria Value Fund

●
BlackRock Advantage Large Cap Growth Fund — Investor A Shares

●
BlackRock Advantage Small Cap Growth Fund — Investor A Shares

●
BlackRock Capital Appreciation Fund, Inc. — Investor A Shares

●
BlackRock Equity Dividend Fund — Investor A Shares

●
BlackRock Global Allocation Fund, Inc. — Investor A Shares

●
BlackRock International Dividend Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2025 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2030 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2035 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2040 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2045 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2050 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2055 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic Retirement Fund — Investor A Shares

●
BlackRock Mid Cap Dividend Fund — Investor A Shares

●
BlackRock S&P 500 Index V.I. Fund — Class III Shares

●
BNY Mellon Bond Market Index Fund — Class INV

●
BNY Mellon Midcap Index Fund, Inc.

●
BNY Mellon Smallcap Stock Index Fund — Class INV

●
BNY Mellon S&P 500 Index Fund

●
Calamos Global Equity Fund — Class A

●
Calamos International Growth Fund — Class A

●
Calvert Bond Fund — Class A

●
Calvert Equity Fund — Class A

●
ClearBridge Appreciation Fund — Class A

●
ClearBridge Mid Cap Fund — Class A

●
ClearBridge Small Cap Growth Fund — Class A

●
ClearBridge Small Cap Growth Fund — Class FI

●
Columbia Acorn® Fund — Class A

●
Columbia Contrarian Core Fund — Class A

●
Columbia Disciplined Small Core Fund — Class A

●
Columbia Large Cap Growth Fund — Class A

●
Columbia Large Cap Growth Fund III — Class A

●
Columbia Select Mid Cap Value Fund — Class A

●
Columbia Small Cap Value Fund I — Class A*

●
Davis New York Venture Fund — Class A

●
Delaware Diversified Income Fund — Class A

●
Delaware Extended Duration Bond Fund — Class A

●
DWS Capital Growth Fund — Class A

●
DWS International Growth Fund — Class A

●
Eaton Vance-Atlanta Capital SMID-Cap Fund — Class A

●
Eaton Vance Balanced Fund — Class A

●
Eaton Vance Income Fund of Boston — Class A

●
Eaton Vance Large-Cap Value Fund — Class A

●
Federated Clover Small Value Fund — Class A

●
Federated Equity Income Fund, Inc. — Class A

●
Federated Kaufmann Fund — Class R

●
Franklin Conservative Allocation Fund — Class A

●
Franklin Growth Allocation Fund — Class A

●
Franklin Growth Fund — Class A

●
Franklin High Income Fund — Class A1

●
Franklin Income Fund — Class A1

●
Franklin Moderate Allocation Fund — Class A

●
Franklin Mutual Beacon Fund — Class A

●
Franklin Mutual Global Discovery Fund — Class A

●
Franklin Mutual Shares Fund — Class A

●
Franklin Small Cap Value Fund — Class A

●
Franklin Strategic Income Fund — Class A

●
Franklin Total Return Fund — Class A

●
Frost Growth Equity Fund — Investor Class

●
Frost Value Equity Fund — Investor Class

●
Goldman Sachs Government Income Fund — Class A

●
Goldman Sachs Growth Opportunities Fund — Class A

●
Goldman Sachs High Yield Fund — Class A

●
Goldman Sachs Large Cap Value Fund — Class A

●
Goldman Sachs Mid Cap Value Fund — Class A

●
Goldman Sachs Satellite Strategies — Class A

●
Goldman Sachs Small Cap Value Fund — Class A

●
Hartford AARP Balanced Retirement Fund — Class R4

●
Hartford Global Impact Fund — Class R4

●
Hartford International Equity Fund — Class R4

●
Hartford Moderate Allocation Fund — Class R4

●
Invesco American Franchise Fund — Class A

●
Invesco American Value Fund — Class A

●
Invesco Comstock Fund — Class A

●
Invesco Developing Markets Fund — Class A

●
Invesco Dividend Income Fund — Class A

●
Invesco Equity and Income Fund — Class A

●
Invesco Growth and Income Fund — Class A

●
Invesco International Growth Fund — Class A

●
Invesco Mid Cap Growth Fund — Class A

●
Invesco Oppenheimer Developing Markets Fund — Class A

●
Invesco Oppenheimer Discovery Mid Cap Growth Fund — Class A

●
Invesco Oppenheimer Equity Income Fund — Class A

●
Invesco Oppenheimer Global Fund — Class A

●
Invesco Oppenheimer Global Strategic Income Fund — Class A

●
Invesco Oppenheimer Gold & Special Minerals Fund — Class A

●
Invesco Oppenheimer International Bond Fund — Class A

●
Invesco Oppenheimer International Diversified Fund — Class A

●
Invesco Oppenheimer International Growth Fund — Class A

●
Invesco Oppenheimer Main Street All Cap Fund® — Class A

●
Invesco Oppenheimer Main Street Mid Cap Fund® — Class A

●
Invesco Oppenheimer Mid Cap Value Fund — Class A

●
Invesco Oppenheimer Real Estate Fund — Class A

●
Invesco Oppenheimer Rising Dividends Fund — Class A

●
Invesco Real Estate Fund — Class A

●
Invesco Small Cap Discovery Fund — Class A

●
Invesco Small Cap Equity Fund — Class A

●
Invesco Small Cap Growth Fund — Class A

●
Invesco Small Cap Value Fund — Class A

●
Ivy Asset Strategy Fund — Class Y

●
Ivy Large Cap Growth Fund — Class Y

●
Ivy Natural Resources Fund — Class Y

●
Janus Henderson Balanced Fund — Class S

●
Janus Henderson Enterprise Fund — Class S

●
Janus Henderson Forty Fund — Class S

●
Janus Henderson Mid Cap Value Fund — Class S

●
Janus Henderson Overseas Fund — Class S

●
JPMorgan Core Bond Fund — Class A

●
JPMorgan Large Cap Growth Fund — Class A

●
JPMorgan Small Cap Growth Fund — Class A

●
JPMorgan Small Cap Value Fund — Class A

●
JPMorgan SmartRetirement® 2020 Fund — Class A

●
JPMorgan SmartRetirement® 2025 Fund — Class A

●
JPMorgan SmartRetirement® 2030 Fund — Class A

●
JPMorgan SmartRetirement® 2035 Fund — Class A

2

●
JPMorgan SmartRetirement® 2040 Fund — Class A

●
JPMorgan SmartRetirement® 2045 Fund — Class A

●
JPMorgan SmartRetirement® 2050 Fund — Class A

●
JPMorgan SmartRetirement® 2055 Fund — Class A

●
JPMorgan SmartRetirement® 2060 Fund — Class A

●
JPMorgan SmartRetirement® Income Fund — Class A

●
JPMorgan U.S. Equity Fund — Class A

●
JPMorgan U.S. Government Money Market Fund — Reserve Shares

●
LKCM Aquinas Catholic Equity Fund

●
Loomis Sayles Bond Fund — Class ADM

●
Lord Abbett Affiliated Fund, Inc. — Class A

●
Lord Abbett Calibrated Dividend Growth Fund — Class A

●
Lord Abbett Developing Growth Fund — Class A

●
Lord Abbett Fundamental Equity Fund — Class A

●
Lord Abbett Growth Opportunities Fund — Class A

●
Lord Abbett International Equity Fund — Class A

●
Lord Abbett Total Return Fund — Class A

●
Lord Abbett Value Opportunities Fund — Class A

●
Massachusetts Investors Trust — Class R3

●
MassMutual RetireSMARTSM by JPMorgan 2020 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2025 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2030 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2035 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2040 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2045 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2050 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2055 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2060 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund — Class R4

●
MassMutual Select T. Rowe Price Retirement 2005 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2010 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2015 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2020 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2025 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2030 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2035 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2040 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2045 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2050 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2055 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2060 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement Balanced Fund — Class M3

●
MFS® Emerging Markets Debt Fund — Class R3

●
MFS® Government Securities Fund — Class R3

●
MFS® Growth Fund — Class R3

●
MFS® International Growth Fund — Class R3

●
MFS® International Intrinsic Value Fund — Class R3

●
MFS® New Discovery Fund — Class R3

●
MFS® Research International Fund — Class R3

●
MFS® Total Return Bond Fund — Class R3

●
MFS® Total Return Fund — Class R3

●
MFS® Utilities Fund — Class R3

●
MFS® Value Fund — Class R3

●
MSIF Global Opportunity Portfolio — Class A

●
Neuberger Berman Sustainable Equity Fund — Class A

●
North Square Oak Ridge Small Cap Growth Fund — Class A

●
Nuveen Mid Cap Growth Opportunities Fund — Class A

●
Nuveen NWQ International Value Fund — Class A

●
Nuveen Santa Barbara Dividend Growth Fund — Class A

●
Nuveen Small Cap Select Fund — Class A

●
PGIM Jennison 20/20 Focus Fund — Class A

●
PGIM Jennison Mid-Cap Growth Fund, Inc. — Class A

●
PGIM Jennison Natural Resources Fund, Inc. — Class A

●
PIMCO Real Return Fund — Class A

●
PIMCO Total Return ESG Fund — Admin Class

●
PIMCO Total Return Fund — Class A

●
Pioneer Disciplined Value Fund — Class A

●
Pioneer Fundamental Growth Fund — Class A

●
Pioneer Fund — Class A

●
Pioneer Mid Cap Value Fund — Class A

●
Pioneer Strategic Income Fund — Class A

●
Putnam Equity Income Fund — Class A

●
Putnam High Yield Fund — Class A

●
Putnam International Capital Opportunities Fund — Class A

●
Royce Small-Cap Value Fund — Service Class

●
Royce Total Return Fund — Service Class

●
Templeton Foreign Fund — Class A

●
Templeton Global Bond Fund — Class A

●
Templeton Global Opportunities Trust—Class A

●
Templeton Growth Fund, Inc. — Class A

●
The Hartford Balanced Income Fund — Class R4

●
The Hartford Capital Appreciation Fund — Class R4

●
The Hartford Checks and Balances Fund — Class R4

3

●
The Hartford Conservative Allocation Fund — Class R4

●
The Hartford Dividend and Growth Fund — Class R4

●
The Hartford Equity Income Fund — Class R4

●
The Hartford Growth Allocation Fund — Class R4

●
The Hartford Growth Opportunities Fund — Class R4

●
The Hartford High Yield Fund — Class R4

●
The Hartford Inflation Plus Fund — Class R4

●
The Hartford International Opportunities Fund — Class R4

●
The Hartford Midcap Fund — Class R4

●
The Hartford MidCap Value Fund — Class R4

●
The Hartford Small Company Fund — Class R4

●
The Hartford Total Return Bond Fund — Class R4

●
Thornburg International Value Fund — Class R4

●
Thornburg Value Fund — Class R4

●
TIAA-CREF Bond Index Fund — Retirement Class

●
TIAA-CREF Equity Index Fund — Retirement Class

●
TIAA-CREF Large-Cap Growth Index Fund — Retirement Class

●
TIAA-CREF Large-Cap Value Index Fund — Retirement Class

●
Timothy Plan Large/Mid-Cap Value Fund — Class A

●
T. Rowe Price Equity Income Fund — Class R

●
T. Rowe Price Growth Stock Fund — Class R

●
Victory Diversified Stock Fund — Class A

●
Victory Munder Mid-Cap Core Growth Fund — Class A

●
Victory Special Value Fund — Class A

●
Victory Sycamore Established Value Fund — Class A

●
Victory Sycamore Small Company Opportunity Fund — Class A

●
Virtus Ceredex Large-Cap Value Equity Fund — Class A

●
Virtus Ceredex Mid-Cap Value Equity Fund — Class A

●
Virtus Ceredex Small-Cap Value Equity Fund — Class A

●
Virtus Seix Total Return Bond Fund — Class A

●
Wells Fargo Asset Allocation Fund — Class A

●
Wells Fargo Emerging Markets Equity Fund — Class A

●
Wells Fargo Utility and Telecommunications Fund — Class A

* Effective on or about July 10, 2020, the underlying Fund will be added as a new Sub-Account investment option, subject to the closing of the reorganization.
For more information on the underlying Funds see the section entitled “The Funds.”
For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer’s program.
Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the underlying Funds.
The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission (“SEC”).
If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.
The SEC doesn’t approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.
This Prospectus and the Statement of Additional Information can also be obtained from the SEC’s website (http://www.sec.gov).
Beginning January 1, 2021, we will no longer send you paper copies of underlying mutual fund shareholder reports (“Reports”) unless you specifically request paper copies from us. The Reports will be available online. We will notify you by mail each time the Reports are posted. The notice will provide the website link(s) to access the Reports as well as instructions for requesting paper copies. If you wish to continue receiving your Reports in paper free of charge from us, please call 800-258-4511. Your election to receive the Reports in paper will apply to all underlying mutual funds available under your Contract. If you have already elected to receive the Reports electronically, you will not be affected by this change and need not take any action.
This group variable annuity contract IS NOT:
♦
A bank deposit or obligation

♦
Federally insured

4

♦
Endorsed by any bank or governmental agency

Prospectus Dated: May 1, 2020
Statement of Additional Information Dated: May 1, 2020
5

6

GLOSSARY OF SPECIAL TERMS
Accumulation Period: The period before the start of Annuity payouts.
Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.
Administrative Office: Our overnight mailing address is: 100 Bright Meadow Blvd., Enfield, CT 06082-1981. Our standard mailing address is: MassMutual U.S. Workplace Solutions, P.O. Box 1583, Hartford, Connecticut 06144-1583.
Annual Maintenance Fee: An annual charge we deduct from each Participant Account on a quarterly basis or on a full Surrender of a Participant Account. The charge is deducted proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Annuitant: The person on whose life Annuity payouts are based.
Annuitant’s Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.
Annuity: A series of payments for life or another designated period.
Annuity Commencement Date: The date we start to make Annuity payouts to you.
Annuity Period: The period during which we make Annuity payouts to you.
Annuity Unit:  A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.
Approved Plan Related Investment Account: Any Participant-directed investment account under the Plan that is identified by the Contract Owner and accepted by us for the purpose of Participant-directed transfers of amounts from the Contract for investment outside the Contract.
Beneficiary: The person or persons designated to receive Contract values in the event of the Participant’s or Annuitant’s death.
Benefit Payment: Amounts Surrendered by the Contract Owner to pay benefits to a Participant or beneficiary under the terms of the Plan. Amounts Surrendered for transfer to the funding vehicle of another investment provider or because of the termination of the Plan are not Benefit Payments.
Code: The Internal Revenue Code of 1986, as amended.
Contract Owner: The Employer or entity owning the Contract.
Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.
Contribution(s): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.
Employer: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.
Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.
General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Talcott Resolution.
Talcott Resolution, we or us: Talcott Resolution Life Insurance Company.
Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.
Participant (also, “you”): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.
7

Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.
Premium Tax:  A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.
Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.
Surrender: Any withdrawal of Contract values.
Tax Sheltered Annuity (also “Tax Deferred Annuity”): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.
Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.
Valuation Period: The time span between close of trading on the New York Stock Exchange from one Valuation Day to the next.
Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.
8

FEE TABLE
The following tables describe the fees and expenses that a Contract Owner will pay when purchasing, owning and surrendering the Contract or, if you are a Participant, when opening, holding and surrendering a Participant Account under the Contract. In addition to the fees described below, the Contract Owner may direct us to deduct additional fees for certain plan related expenses (See “Plan Related Expenses” under the section entitled “Contract Charges”).
If you are a Contract Owner, this table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. If you are a Participant, this table describes the fees and expenses that you will pay at the time that you open a Participant Account or surrender a Participant Account under the Contract. Charges for state Premium Taxes may also be deducted when you contribute to the Contract, upon Surrender or when we start to make Annuity payouts.
Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of premium payments)	None
Contingent Deferred Sales Charge (as a percentage of amounts surrendered)(1)
During First Year	5%
During Second Year	4%
During Third Year	3%
During Fourth Year	2%
During Fifth Year	1%
During Sixth Year and thereafter	0%
Loan Set-Up Fee(2)*	$50
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract or have a Participant Account under the Contract, not including fees and expenses of the underlying Funds.
Loan Administration Fee(2)(3)*	$50
Annual Maintenance Fee(4)	$30

(1)
The percentage of the Contingent Deferred Sales Charge depends on the number of Contract Years completed before the Surrender. We do not assess a Contingent Deferred Sales Charge on Benefit Payments, Plan Related Expenses, or transfers to an Approved Plan Related Investment Account.

(2)
This is the maximum fee we would charge. (See “May I Request a Loan from my Participant Account?”)

(3)
We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

(4)
The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract.

*
This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

9

Maximum Separate Account Annual Expenses (as a percentage of average daily Sub-Account value)(5)
Before Annuity Commencement Date:
Range of Program and Administrative Charge based on total value of Participant Accounts under a Contract(6)	Program and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date:
Program and Administrative Charge
All Participant Accounts	1.25%
We may eliminate or change the Contingent Deferred Sales Charge, Program and Administrative Charge and Annual Maintenance Fee. (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”). We may also deduct a charge for Premium Taxes at the time of Surrender.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

(5)
The Program and Administrative Charge can be reduced (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”).

(6)
The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

10

This table shows the minimum and maximum Total Annual Fund Operating Expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract or have a Participant Account under the Contract. More details concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Sub-Account assets, including management fees, Rule 12b-1 distribution and/or service fees, and other expenses)	0.30%	2.24%†
†
The maximum rate does not reflect the contractual fee wavier received from the fund company.

The Franklin Allocation Funds, JPMorgan SmartRetirement® Funds, Hartford Asset Allocation Funds, BlackRock LifePath Dynamic Retirement Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds are referred to as “funds of funds,” and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the underlying Funds and the actual expenses of the underlying Funds.
11

EXAMPLE
The Examples below are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples reflect a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses at each expense level and the highest Total Annual Fund Operating Expenses (before any fee waivers and/or expense reimbursements) of the underlying Funds. The Examples do not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. The Examples do not reflect any deduction for Contract Owner directed Plan Related Expenses. If a deduction for Plan Related Expenses applied, expenses would be higher.
The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example tables, Talcott Resolution assumes a Participant Account value of  $10,000 to illustrate the charges that would be deducted. The Examples assume the Annual Maintenance Fee will always be deducted if the Contract or Participant Account is Surrendered. We change the Annual Maintenance Fee for a $10,000 Participant Account value into a percentage to more easily calculate the charges. The percentage we use is 0.30%.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that you invest in your Participant Account at the same time the Contract is issued to the Contract Owner and that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Program and Administrative Charge	If you Surrender your Contract at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not Surrender your Contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$752	$1,185	$1,623	$3,195	$263	$867	$1,493	$3,165	$293	$897	$1,523	$3,195
1.05%	$733	$1,126	$1,521	$2,995	$243	$805	$1,391	$2,965	$273	$835	$1,421	$2,995
0.85%	$713	$1,066	$1,418	$2,791	$222	$744	$1,289	$2,761	$252	$774	$1,319	$2,791
0.75%	$704	$1,036	$1,367	$2,688	$212	$713	$1,237	$2,658	$242	$743	$1,267	$2,688
0.65%	$694	$1,006	$1,315	$2,583	$202	$682	$1,185	$2,553	$232	$712	$1,215	$2,583
0.50%	$679	$961	$1,237	$2,424	$187	$636	$1,107	$2,394	$217	$666	$1,137	$2,424
0.35%	$665	$916	$1,158	$2,263	$171	$589	$1,029	$2,233	$201	$619	$1,059	$2,263
0.15%	$645	$855	$1,053	$2,045	$151	$527	$923	$2,015	$181	$557	$953	$2,045
0.00%	$631	$809	$973	$1,878	$135	$480	$843	$1,848	$165	$510	$873	$1,878
CONDENSED FINANCIAL INFORMATION

When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see “How do I know what my Participant Account is worth?”. Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.
Available Information
We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information contained in this Prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
You may also obtain reports and other information about us by contacting our administrator using the information contained in this Prospectus, by visiting its website at www.massmutual.com/govnp.
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SUMMARY
What are the Contracts?
The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. We no longer sell the Contract. However, we continue to administer the Contract and we continue to accept Contributions to existing Contracts.
What is the Accumulation Period?
During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.
During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.
What is the Contingent Deferred Sales Charge under the Contract?
You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Contract Years that have been completed before the Surrender.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
You won’t be charged a Contingent Deferred Sales Charge on:
•
Benefit Payments

•
Plan Related Expenses

•
Transfers to an Approved Plan Related Investment Account

What charges will I pay on an annual basis?
Program and Administrative Charge: For providing administrative services, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The Program and Administrative Charge can be reduced (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
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Before the Annuity Commencement Date, the rate of the Program and Administrative Charge depends on the total value of the aggregate Participant Accounts and equals:
Total Value of Participant Accounts under a Contract	Program and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After the Annuity Commencement Date, the rate of the Program and Administrative Charge for all Participant Accounts is 1.25%.
Annual Maintenance Fee: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Is there a deduction for Premium Taxes?
We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0-3.5%.
Participant Account Loans
You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer’s plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.
Loans may be subject to a one-time set-up fee of  $50. In addition, loans may also be subject to an annual loan administration fee of  $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
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What is the Annuity Period?
At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants’ Accounts to provide Fixed and/or Variable Annuities under the Contract.
What Annuity Payout Options are available?
When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:
Life Annuity where we make monthly Annuity payments for as long as the Annuitant lives.
❖
Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
Cash Refund Life Annuity where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout option 3 for a discussion of how the remaining value is determined.
Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.
❖
When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.
❖
This option does not involve life contingencies and does not provide any mortality guarantee.

❖
Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

Under any of the Annuity payout options above, except the Payments for a Designated Period option (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.
PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the Sub-Account’s inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the
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investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for program and administrative undertakings, if applicable, and the highest annual maintenance fee.
A Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for program and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.
If applicable, a Sub-Account may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for program and administrative undertakings and the annual maintenance fee.
A money market Sub-Account may advertise yield and effective yield. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the program and administrative undertakings and the annual maintenance fee.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.
TALCOTT RESOLUTION INSURANCE COMPANY
Talcott Resolution Life Insurance Company (“Talcott Resolution”) is a stock life insurance company. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Windsor, Connecticut. We are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
THE SEPARATE ACCOUNT
We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Talcott Resolution. The Separate Account meets the definition of  “separate account” under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:
•
Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

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•
Is not subject to the liabilities arising out of any other business Talcott Resolution may conduct. The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

•
Is not affected by the rate of return of Talcott Resolution’s General Account or by the investment performance of any of Talcott Resolution’s other separate accounts.

•
May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

•
Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Participant Account will equal the total of the Contributions made to your Participant Account.
Separate Account Eleven was established on December 1, 2000.
THE FUNDS
The Separate Account is divided into “Sub-Accounts.” Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund’s prospectus. Before investing, you should carefully read each underlying Fund’s prospectus along with this Prospectus.
We do not guarantee the investment results of any of the underlying Funds. The Funds may not be available in all states or in all Contracts.
Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.
Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.
Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
RETAIL MUTUAL FUNDS:
AB Discovery Value Fund — Class A	Long-term growth of capital.	AllianceBernstein, L.P.
AB International Value Fund — Class A	Long-term growth of capital.	AllianceBernstein, L.P.
Closed to Contracts issued on or about 8/1/2011.
AB Sustainable International Thematic Fund — Class A	Long-term growth of capital.	AllianceBernstein, L.P.
Closed to Contracts issued on or about 8/1/2012.
AllianzGI Dividend Value Fund — Class A	Seeks long-term growth of capital and income.	Allianz Global Investors U.S. LLC
Formerly AllianzGI NFJ Dividend Value Fund — Class A
AllianzGI International Value Fund — Class A	Seeks long-term growth of capital and income.	Allianz Global Investors U.S. LLC Sub-advised by NFJ Investment Group LLC
Formerly AllianzGI NFJ International Value Fund — Class A
American Century Diversified Bond Fund — Class A	The fund seeks a high level of income by investing in non-money market debt securities.	American Century Investment Management, Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Century Equity Income Fund — Class A	The fund seeks current income. Capital appreciation is a secondary objective.	American Century Investment Management, Inc.
American Century Growth Fund — Class A	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
American Century Mid Cap Value Fund — Class A	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century Small Cap Value Fund — Class A	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century U.S. Government Money Market Fund — Class A†	Seeks current income while maintaining liquidity and preserving capital.	American Century Investment Management, Inc.
American Funds AMCAP Fund® — Class R3	Seeks to provide long-term growth of capital.	Capital Research and Management Company
American Funds American Mutual Fund® — Class R3	Strives for the balanced accomplishment of three objectives: current income, growth of capital, and conservation of principal.	Capital Research and Management Company
American Funds Capital Income Builder® — Class R3	Current income. The fund’s secondary objective is to provide you with growth of capital.	Capital Research and Management Company
American Funds Capital World Growth and Income FundSM — Class R3	Seeks to provide long-term growth of capital while providing current income.	Capital Research and Management Company
American Funds EuroPacific Growth Fund® — Class R3	Seeks to achieve long-term growth of capital.	Capital Research and Management Company
American Funds Fundamental Investors FundSM — Class R3	Seeks to provide long-term growth of capital and income.	Capital Research and Management Company
American Funds New Perspective Fund® — Class R3	Seeks to provide long-term growth of capital. Future income is a secondary objective.	Capital Research and Management Company
American Funds The Growth Fund of America® — Class R3	Seeks to provide growth of capital.	Capital Research and Management Company
American Funds The Income Fund of America® — Class R3	Seeks to provide current income while secondarily striving for capital growth.	Capital Research and Management Company
American Funds The Investment Company of America® — Class R3	Seeks to provide long-term growth of capital and income.	Capital Research and Management Company
American Funds The New Economy Fund® — Class R3	Seeks to provide long-term growth of capital. Current income is a secondary consideration.	Capital Research and Management Company
American Funds Washington Mutual Investors FundSM — Class R3	Seeks to produce income and provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Management Company
Ave Maria Growth Fund	Long-term capital appreciation.	Schwartz Investment Counsel, Inc.
Ave Maria Rising Dividend Fund	Long-term capital appreciation.	Schwartz Investment Counsel, Inc.
Ave Maria Value Fund	Long-term capital appreciation.	Schwartz Investment Counsel, Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
BlackRock Advantage Large Cap Growth Fund — Investor A Shares	Seeks to achieve long-term total return.	BlackRock Advisors, LLC
Closed to Contracts issued on or about 8/1/2013.
BlackRock Advantage Small Cap Growth Fund — Investor A Shares	Seeks long-term capital growth.	BlackRock Advisors, LLC
BlackRock Capital Appreciation Fund, Inc. — Investor A Shares	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend Fund — Investor A Shares	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation Fund, Inc. — Investor A Shares	Seeks to provide high total investment return.	BlackRock Advisors, LLC
BlackRock International Dividend Fund — Investor A Shares	Seeks long-term capital appreciation.	BlackRock Advisors, LLC
BlackRock LifePath® Dynamic 2025 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocation becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2030 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocation becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2035 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocation becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2040 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocation becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2045 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocation becoming more conservative over time.	BlackRock Fund Advisors
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
BlackRock LifePath® Dynamic 2050 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocation becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2055 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocation becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic Retirement Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocation becoming more conservative over time.	BlackRock Fund Advisors
BlackRock Mid Cap Dividend Fund — Investor A Shares	To seek capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BNY Mellon Bond Market Index Fund — Class INV	The fund seeks to match the total return of the Barclays Capital U.S. Aggregate Index.	BNY Mellon Investment Adviser, Inc.
Formerly Dreyfus Bond Market Index Fund — Class INV
BNY Mellon Midcap Index Fund, Inc.	The fund seeks to match the performance of the Standard & Poor’s® MidCap 400 Index.	BNY Mellon Investment Adviser, Inc.
Formerly Dreyfus Midcap Index Fund, Inc.
Closed to Contracts issued on or about 6/1/2014.
BNY Mellon Smallcap Stock Index Fund — Class INV	The fund seeks to match the performance of the Standard & Poor’s® SmallCap 600 Index.	BNY Mellon Investment Adviser, Inc.
Formerly Dreyfus Smallcap Stock Index Fund, Inc.
BNY Mellon S&P 500 Index Fund	The fund seeks to match the performance of the Standard & Poor’s® 500 Composite Stock Price Index.	BNY Mellon Investment Adviser, Inc.
Formerly Dreyfus S&P 500 Index Fund
Calamos Global Equity Fund — Class A	Long-term capital growth.	Calamos Advisors LLC
Calamos International Growth Fund — Class A	Long-term capital growth.	Calamos Advisors LLC
Calvert Bond Fund — Class A	Seeks to provide as high a level of current income as is consistent with preservation of capital through investment in bonds and other debt securities.	Calvert Research and Management
Closed to Contracts issued on or about 8/1/2012.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Calvert Equity Fund — Class A	Seeks growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.	Calvert Research and Management Sub-advised by Atlanta Capital Management Company, LLC.
ClearBridge Appreciation Fund — Class A	Seeks to provide long-term appreciation of shareholder’s capital.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
ClearBridge Mid Cap Fund — Class A	Seeks long-term capital growth.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
ClearBridge Small Cap Growth Fund — Class A	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
ClearBridge Small Cap Growth Fund — Class FI	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
Closed to Contracts issued on or about 4/30/2012.
Columbia Acorn® Fund — Class A	Seeks long-term capital appreciation.	Columbia Wagner Asset Management, LLC
Columbia Contrarian Core Fund — Class A	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Disciplined Small Core Fund — Class A	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Large Cap Growth Fund — Class A	Seeks long-term asset growth.	Columbia Management Investment Advisers, LLC
Columbia Large Cap Growth Opportunity Fund — Class A	Seeks long-term asset growth.	Columbia Management Investment Advisers, LLC
Formerly Columbia Large Cap Growth Fund III — Class A
Closed to Contracts issued on or about 8/1/2012.
Columbia Select Mid Cap Value Fund — Class A	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Small Cap Value Fund I — Class A	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Davis New York Venture Fund — Class A	Long-term growth of capital	Davis Selected Advisers, L.P. Sub-advised by Davis Selected Advisers — NY, Inc.
Delaware Diversified Income Fund — Class A	Seeks maximum long-term total return, consistent with reasonable risk.	Delaware Management Company
Delaware Extended Duration Bond Fund — Class A	Seeks to provide investors with total return.	Delaware Management Company
DWS Capital Growth Fund — Class A	Seeks long-term growth of capital	DWS Investment Management Americas, Inc.
DWS International Growth Fund — Class A	Long-term growth of capital	DWS Investment Management Americas, Inc.
Eaton Vance-Atlanta Capital SMID-Cap Fund — Class A	Seek long-term capital growth	Boston Management and Research Sub-advised by Atlanta Capital Management Company, LLC
Eaton Vance Balanced Fund — Class A	To provide current income and long-term growth of capital	Boston Management and Research
Eaton Vance Income Fund of Boston — Class A	To provide a high level of current income	Boston Management and Research
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Eaton Vance Large-Cap Value Fund — Class A	Seek total return	Boston Management and Research
Federated Clover Small Value Fund — Class A	Seeks capital appreciation.	Federated Equity Management Company of Pennsylvania
Federated Equity Income Fund, Inc. — Class A	Seeks to provide above average income and capital appreciation.	Federated Equity Management Company of Pennsylvania
Federated Kaufmann Fund — Class R	To provide capital appreciation	Federated Equity Management Company of Pennsylvania Sub-advised by Federated Global Investment Management Corp
Closed to Contracts issued on or about 8/1/2013.
Franklin Conservative Allocation Fund — Class A	The highest level of long-term total return that is consistent with an acceptable level of risk.	Franklin Advisers, Inc.
Franklin Growth Allocation Fund — Class A	The highest level of long-term total return that is consistent with an acceptable level of risk.	Franklin Advisers, Inc.
Franklin Growth Fund — Class A	Capital appreciation	Franklin Advisers, Inc.
Franklin High Income Fund — Class A1	To earn a high level of current income. Its secondary goal is capital appreciation.	Franklin Advisers, Inc.
Franklin Income Fund — Class A1	To maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Moderate Allocation Fund — Class A	The highest level of long-term total return that is consistent with an acceptable level of risk.	Franklin Advisers, Inc.
Franklin Mutual Beacon Fund — Class A	Capital appreciation, which may occasionally be short term. The secondary goal is income.	Franklin Mutual Advisers, LLC
Closed to Contracts issued on or about 8/1/2012.
Franklin Mutual Global Discovery Fund — Class A	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares Fund — Class A	Capital appreciation, which may occasionally be short term. The secondary goal is income.	Franklin Mutual Advisers, LLC
Franklin Small Cap Value Fund — Class A	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Strategic Income Fund — Class A	To earn a high level of current income. A secondary goal is capital appreciation over the long-term.	Franklin Advisers, Inc.
Franklin Total Return Fund — Class A	High current income, consistent with preservation of capital. As a secondary goal, capital appreciation over the long term.	Franklin Advisers, Inc. Sub-advised by Franklin Templeton Institutional, LLC
Frost Growth Equity Fund — Investor Class	Seeks to achieve long-term capital appreciation.	Frost Investment Advisors, LLC
Frost Value Equity Fund — Investor Class	Seeks long term capital appreciation and current income.	Frost Investment Advisors, LLC
Goldman Sachs Government Income Fund — Class A	Seeks a high level of current income, consistent with safety of principal.	Goldman Sachs Asset Management, L.P.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Goldman Sachs Growth Opportunities Fund — Class A	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Goldman Sachs High Yield Fund — Class A	Seeks a high level of current income and may also consider the potential for capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Large Cap Value Fund — Class A	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Mid Cap Value Fund — Class A	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Satellite Strategies — Class A	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Small Cap Value Fund — Class A	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Hartford AARP Balanced Retirement Fund — Class R4	Seeks long-term total return while seeking to mitigate downside risk.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Global Impact Fund — Class R4	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford International Equity Fund — Class R4	The fund seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Moderate Allocation Fund — Class R4	Seeks long-term capital appreciation and income.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Invesco American Franchise Fund — Class A	Seeks long-term capital appreciation.	Invesco Advisers, Inc.
Invesco American Value Fund — Class A	Seeks to provide a high total return through growth of capital and current income.	Invesco Advisers, Inc.
Invesco Comstock Fund — Class A	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.
Invesco Developing Markets Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
Invesco Dividend Income Fund — Class A	Seeks current income and long-term growth of capital.	Invesco Advisers, Inc.
Invesco Equity and Income Fund — Class A	Seeks current income and secondly capital appreciation.	Invesco Advisers, Inc.
Invesco Growth and Income Fund — Class A	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.
23

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Invesco International Growth Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
Invesco Mid Cap Growth Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
Invesco Oppenheimer Developing Markets Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Closed to Contracts issued on or about 4/13/2013.
Invesco Oppenheimer Discovery Mid Cap Growth Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Equity Income Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Invesco Oppenheimer Global Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Global Strategic Income Fund — Class A	Seeks total return.	Invesco Advisers, Inc. .
Invesco Oppenheimer Gold & Special Minerals Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Closed to Contracts issued on or about 3/1/2013.
Invesco Oppenheimer International Bond Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Invesco Oppenheimer International Diversified Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer International Growth Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Main Street All Cap Fund® — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Main Street Mid Cap Fund® — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Mid Cap Value Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Closed to Contracts issued on or about 8/1/2012.
Invesco Oppenheimer Real Estate Fund — Class A	Seeks total return	Invesco Advisers, Inc.
Invesco Oppenheimer Rising Dividends Fund — Class A	Seeks total return	Invesco Advisers, Inc.
Invesco Real Estate Fund — Class A	Seeks total return through capital growth and current income.	Invesco Advisers, Inc.
Invesco Small Cap Discovery Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Small Cap Equity Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
Invesco Small Cap Growth Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
Invesco Small Cap Value Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
24

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Ivy Asset Strategy Fund — Class Y	To seek to provide total return.	Ivy Investment Management Company
Closed to Contracts issued on or about 8/1/2012.
Ivy Large Cap Growth Fund — Class Y	To seek to provide growth of capital.	Ivy Investment Management Company
Ivy Natural Resources Fund — Class Y	Seeks capital growth and appreciation.	Ivy Investment Management Company
Closed to Contracts issued on or about 8/1/2012.
Janus Henderson Balanced Fund — Class S	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC
Janus Henderson Enterprise Fund — Class S	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Forty Fund — Class S	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Mid Cap Value Fund — Class S	Seeks capital appreciation.	Janus Capital Management LLC Sub-advised by Perkins Investment Management LLC
Janus Henderson Overseas Fund — Class S	Seeks long-term growth of capital.	Janus Capital Management LLC
JPMorgan Core Bond Fund — Class A	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan Large Cap Growth Fund — Class A	Seeks long-term capital appreciation.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan Small Cap Growth Fund — Class A	Seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan Small Cap Value Fund — Class A	Seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization companies.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2020 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
25

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
JPMorgan SmartRetirement® 2025 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2030 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2035 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2040 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2045 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2050 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2055 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
26

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
JPMorgan SmartRetirement® 2060 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® Income Fund — Class A	Seeks current income and some capital appreciation.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan U.S. Equity Fund — Class A	Seeks to provide high total return from a portfolio of selected equity securities.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan U.S. Government Money Market Fund — Reserve Shares†	Seeks high current income with liquidity and stability of principal.	J.P. Morgan Investment Management, Inc.
LKCM Aquinas Catholic Equity Fund	Capital appreciation.	Luther King Capital Management Corporation
Loomis Sayles Bond Fund — Class ADM	High total investment return through a combination of current income and capital appreciation.	Loomis, Sayles & Company, L.P.
Lord Abbett Affiliated Fund, Inc. — Class A	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Closed to Contracts issued on or about 8/1/2012.
Lord Abbett Calibrated Dividend Growth Fund — Class A	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Closed to Contracts issued on or about 11/22/2013.
Lord Abbett Developing Growth Fund — Class A	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Closed to Contracts issued on or about 1/15/2012.
Lord Abbett Fundamental Equity Fund — Class A	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Growth Opportunities Fund — Class A	Seeks capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett International Equity Fund — Class A	Seeks long-term capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Total Return Fund — Class A	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Value Opportunities Fund — Class A	Seeks long-term capital appreciation.	Lord, Abbett & Co. LLC
Massachusetts Investors Trust — Class R3	Seeks capital appreciation.	MFS Financial Services Company
27

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
MassMutual RetireSMARTSM by JPMorgan 2020 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by JPMorgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2025 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by JPMorgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2030 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by JPMorgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2035 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by JPMorgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2040 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by JPMorgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2045 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by JPMorgan Investment Management Inc.
28

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
MassMutual RetireSMARTSM by JPMorgan 2050 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by JPMorgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2055 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by JPMorgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2060 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by JPMorgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund — Class R4	Seeks current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by JPMorgan Investment Management Inc.
MassMutual Select T. Rowe Price Retirement 2005 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2010 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2015 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2020 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2025 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2030 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2035 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2040 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2045 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
29

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
MassMutual Select T. Rowe Price Retirement 2050 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2055 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2060 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement Balanced Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MFS® Emerging Markets Debt Fund — Class R3	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS Financial Services Company
MFS® Government Securities Fund — Class R3	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS Financial Services Company
MFS® Growth Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
Closed to Contracts issued on or about 8/26/2011.
MFS® International Growth Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
MFS® International Intrinsic Value Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
Formerly MFS® International Value Fund — Class R3
MFS® New Discovery Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
MFS® Research International Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
MFS® Total Return Bond Fund — Class R3	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS Financial Services Company
MFS® Total Return Fund — Class R3	Seeks total return.	MFS Financial Services Company
MFS® Utilities Fund — Class R3	Seeks total return.	MFS Financial Services Company
Closed to Contracts issued on or about 3/1/2013.
MFS® Value Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
MSIF Global Opportunity Portfolio — Class A	Seeks long-term capital appreciation.	Morgan Stanley Investment Management Inc.
Neuberger Berman Sustainable Equity Fund — Class A	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social, and governance (ESG) criteria.	Neuberger Berman Investment Advisors LLC
North Square Oak Ridge Small Cap Growth Fund Class — A	Seeks to provide capital appreciation.	North Square Investments Sub-advised by Oak Ridge Investments, LLC
Formerly Oak Ridge Small Cap Growth Fund Class — A
Nuveen Mid Cap Growth Opportunities Fund — Class A	Capital appreciation.	Nuveen Fund Advisors, LLC Sub-advised by Nuveen Asset Management, LLC
30

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Nuveen NWQ International Value Fund — Class A	Long-term capital appreciation.	Nuveen Fund Advisors, LLC Sub-advised by NWQ Investment Management Company, LLC
Nuveen Santa Barbara Dividend Growth Fund — Class A	To seek an attractive total return comprised of income from dividends and long-term capital appreciation.	Nuveen Fund Advisors, LLC Sub-advised by Santa Barbara Asset Management, LLC
Nuveen Small Cap Select Fund — Class A	Seeks long-term capital appreciation.	Nuveen Fund Advisors, LLC Sub-advised by Nuveen Asset Management, LLC
PGIM Jennison 20/20 Focus Fund — Class A	Long-term growth of capital	PGIM Investments LLC Sub-advised by Jennison Associates LLC
PGIM Jennison Mid-Cap Growth Fund, Inc. — Class A	Long-term capital appreciation	PGIM Investments LLC Sub-advised by Jennison Associates LLC
PGIM Jennison Natural Resources Fund, Inc. — Class A	Long-term growth of capital	PGIM Investments LLC Sub-advised by Jennison Associates LLC
Closed to Contracts issued on or about 3/1/2013.
PIMCO Real Return Fund — Class A	Seeks maximum real return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO Total Return ESG Fund — Admin Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO Total Return Fund — Class A	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Pioneer Disciplined Value Fund — Class A	Seeks long-term capital growth	Amundi Pioneer Investment Management, Inc.
Pioneer Fundamental Growth Fund — Class A	Long-term capital growth	Amundi Pioneer Investment Management, Inc.
Pioneer Fund — Class A	Reasonable income and capital growth.	Amundi Pioneer Investment Management, Inc.
Pioneer Mid Cap Value Fund — Class A	Seeks capital appreciation.	Amundi Pioneer Investment Management, Inc.
Closed to Contracts issued on or about 9/30/2011.
Pioneer Strategic Income Fund — Class A	A high level of current income	Amundi Pioneer Investment Management, Inc.
Putnam Equity Income Fund — Class A	Capital growth and current income	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Putnam High Yield Fund — Class A	High current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Putnam International Capital Opportunities Fund — Class A	Long-term capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Royce Small-Cap Value Fund — Service Class	Long-term growth of capital.	Royce & Associates, LLC
Royce Total Return Fund — Service Class	Long-term growth of capital and current income.	Royce & Associates, LLC
31

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Templeton Foreign Fund — Class A	Long-term capital growth.	Templeton Global Advisors Limited
Templeton Global Bond Fund — Class A	Current income with capital appreciation and growth of income.	Franklin Advisers, Inc.
Templeton Growth Fund, Inc.—Class A	Long-term capital growth.	Templeton Global Advisors Limited
The Hartford Balanced Income Fund — Class R4	Seeks to provide current income with growth of capital as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Capital Appreciation Fund — Class R4	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Checks and Balances Fund — Class R4	Seeks long-term capital appreciation and income.	Hartford Funds Management Company, LLC
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Conservative Allocation Fund — Class R4	Seeks current income and long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Dividend and Growth Fund — Class R4	Seeks a high level of current income consistent with growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Equity Income Fund — Class R4	Seeks a high level of current income consistent with growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Growth Allocation Fund — Class R4	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Growth Opportunities Fund — Class R4	Seeks capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
32

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
The Hartford High Yield Fund — Class R4	Seeks to provide high current income, and long-term total return.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Inflation Plus Fund — Class R4	Seeks a total return that exceeds the rate of inflation over an economic cycle.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford International Opportunities Fund — Class R4	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Midcap Fund — Class R4	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford MidCap Value Fund — Class R4	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Small Company Fund — Class R4	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Total Return Bond Fund — Class R4	Seeks a competitive total return, with income as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 8/1/2012.
Thornburg International Value Fund — Class R4	Seeks long-term capital appreciation & secondary non-fundamental goal is to seek some current income.	Thornburg Investment Management, Inc.
Thornburg Value Fund — Class R4	Long-term capital appreciation & secondary non-fundamental goal is to seek some current income.	Thornburg Investment Management, Inc.
Closed to Contracts issued on or about 8/1/2013.
TIAA-CREF Bond Index Fund — Retirement Class	Seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities.	Teachers Advisors, Inc.
33

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
TIAA-CREF Equity Index Fund — Retirement Class	Seeks a favorable long-term total return, mainly through capital appreciation.	Teachers Advisors, Inc.
TIAA-CREF Large-Cap Growth Index Fund — Retirement Class	Seeks a favorable long-term total return, mainly through capital appreciation.	Teachers Advisors, Inc.
TIAA-CREF Large-Cap Value Index Fund — Retirement Class	Seeks a favorable long-term total return, mainly through capital appreciation.	Teachers Advisors, Inc.
Timothy Plan Large/Mid-Cap Value Fund — Class A	Long-term growth of capital, with secondary objective of current income.	Timothy Partners, Ltd Sub-advised by Westwood Management Corp
T. Rowe Price Equity Income Fund — Class R	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Growth Stock Fund — Class R	Seeks long-term capital growth through investments in stocks.	T. Rowe Price Associates, Inc.
Victory Diversified Stock Fund — Class A	Provide long-term growth of capital	Victory Capital Management Inc.
Closed to Contracts issued on or about 8/1/2012.
Victory Munder Mid-Cap Core Growth Fund — Class A	Provide long-term capital appreciation.	Victory Capital Management Inc.
Victory Special Value Fund — Class A	Long-term growth of capital and dividend income	Victory Capital Management Inc.
Closed to Contracts issued on or about 8/1/2013.
Victory Sycamore Established Value Fund — Class A	Seeks long term capital growth by investing primarily in common stocks	Victory Capital Management Inc.
Victory Sycamore Small Company Opportunity Fund — Class A	Provide capital appreciation	Victory Capital Management Inc.
Virtus Ceredex Large-Cap Value Equity Fund — Class A	Seeks to provide a high level of capital appreciation. As a secondary goal, the Fund also seeks to provide current income.	Virtus Fund Advisers, LLC Sub-advised by Ceredex Value Advisors LLC
Virtus Ceredex Mid-Cap Value Equity Fund — Class A	Seeks to provide capital appreciation. As a secondary goal, the Fund also seeks to provide current income.	Virtus Fund Advisers, LLC Sub-advised by Ceredex Value Advisors LLC
Virtus Ceredex Small-Cap Value Equity Fund — Class A	Seeks to provide capital appreciation. As a secondary goal, the Fund also seeks to provide current income.	Virtus Fund Advisers, LLC Sub-advised by Ceredex Value Advisors LLC
Closed to Contracts issued on or about 4/20/2012.
Virtus Seix Total Return Bond Fund — Class A	Seeks total return (comprised of capital appreciation and income) that consistently exceeds the total return of the broad U.S. investment grade bond market.	Virtus Fund Advisers, LLC Sub-advised by Seix Investment Advisors LLC
Wells Fargo Asset Allocation Fund — Class A	Seeks long-term total return, consisting of capital appreciation and current income.	Wells Fargo Funds Management, LLC Sub-advised by Grantham, Mayo, Van Otterloo & Co. (GMO)
Closed to Contracts issued on or about 3/1/2013.
34

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Wells Fargo Emerging Markets Equity Fund — Class A	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management, Inc.
Closed to Contracts issued on or about 12/31/2013.
Wells Fargo Utility and Telecommunications Fund — Class A	Seeks total return, consisting of income and capital appreciation.	Wells Fargo Funds Management, LLC Sub-advised by Crow Point Partners, LLC
Closed to Contracts issued on or about 3/1/2013.
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
Alger Institutional Funds
Alger Capital Appreciation Institutional Fund — Class I	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
Alger Mid Cap Growth Institutional Fund — Class I	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
Closed to Contracts issued on or about 8/1/2012.
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund — Class III Shares	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index.	BlackRock Advisors, LLC
Notes
†
In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Participant Account value to a money market Sub-Account or participate in an Asset Allocation Program where Participant Account value is allocated to a money market Sub-Account, that portion of the value of your Participant Account value may decrease in value.

Mixed and Shared Funding: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as “mixed and shared funding.” As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds’ prospectus.
Voting Rights: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund’s shareholder meetings. To the extent required by federal securities laws or regulations, we will:
•
Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted;

•
Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

•
Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

•
Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

•
Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

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Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.
During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.
Changes to the Funds and Separate Account: Where permitted by applicable law, we may add new Funds to the Separate Account as new Sub-Accounts, make Sub-Accounts (including new Sub-Accounts) available to such classes of Contracts as we may determine, cease to offer any Sub-Account (including closing a Sub-Account to new Contributions and transfers of Contract value), substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account as necessary to respond to changes in applicable law, or any Fund-initiated changes, events or activity, including, but not limited to, Fund mergers, Fund liquidations, Fund closures or other Fund-initiated activity, combine separate accounts, including the Separate Account, and deregister the Separate Account under the Investment Company Act of 1940, if such registration is no longer required.
We will send Contract Owners any required notice of an applicable change to the Separate Account or a Fund’s availability.
Fees and Payments Received by Talcott Resolution from the Fund Families: On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Talcott Resolution receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments are sometimes called “revenue sharing” payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. We receive these fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.80% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutual expects to make a profit on the amount of the fees and payments that exceed MassMutual’s own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects.
For Example:
As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of  $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative service fee at a rate of 0.25% of assets annually, Talcott Resolution would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of  $750 for that year due to the Plan’s investment in the Fund.
If the Plan maintained an average balance of  $100,000 in an investment option investing in a different fund during the year where that Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of
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0.25% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative services fee at a rate of  $12 per Plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Talcott Resolution would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of  $490 for that year due to the Plan’s investment in the Fund.
You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Talcott Resolution has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Talcott Resolution would decrease.
Some of the Sub-Accounts available in the Contract invest in funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Talcott Resolution and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.
For information on which underlying Funds pay Talcott Resolution such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.
Endorsement/Sponsorship Fees Paid By Talcott Resolution: MassMutual, as administrator for the Talcott Resolution Contracts, has entered into endorsement/sponsorship arrangements with the National Association of Police Organizations (NAPO), Government Finance Officers Association (GFOA), Fraternal Order of Police (FOP), and National Association of Government Defined Contribution Administrators (NAGDCA). Under the arrangements, MassMutual pays endorsement/sponsorship fees to NAPO, GFOA, FOP, and NAGDCA, which allows MassMutual to advertise its retirement products and services to their member organizations and individuals.
For additional information on the amount of fees and payments made by MassMutual, as administrator for the Talcott Resolution Contracts, please call 1-800-528-9009. Written information will be provided upon request.
GENERAL ACCOUNT OPTION
Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.
The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.
Declared Rate of Interest: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.
Guaranteed Rate of Interest: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.
Distributions and Transfers: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.
The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.
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Guaranteed Separate Account: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.
CONTRACT CHARGES
Contingent Deferred Sales Charge: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:
•
the cost of preparing sales literature,

•
commissions and other compensation paid to broker dealers and their registered representatives, and

•
other promotional and distribution related activities.

If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused Program and Administrative Charges.
We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Contract Year.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.
➢
Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).
If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.
➢
Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of  $1,052.63 made up of  $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of  $1,000 is paid to you.
The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:
•
Benefit Payments — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay benefits to a Participant or a beneficiary under the terms of your Plan. We call these amounts “Benefit Payments”. Amounts Surrendered for transfer to the funding vehicle of another investment provider or Surrendered because of the termination of your Plan are not Benefit Payments. Upon our request, the Contract Owner must provide documentation acceptable to us that a Surrender is a Benefit Payment.

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•
Plan Related Expenses — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay certain administrative expenses or other Plan Related Expenses including, fees to consultants, auditors, third party administrators and other plan service providers. We call these amounts “Plan Related Expenses.” Upon our request, the Contract Owner must provide us with reasonable documentation that a Surrender is a Plan Related Expense.

•
Transfer to an Approved Plan Related Investment Account — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to transfer to an Approved Plan Related Investment Account. An Approved Plan Related Investment Account is a separate Participant directed investment account under your Employer’s plan that your Employer identifies and we accept for the purpose of Participant directed transfers of amounts from the Contract for investment outside of the Contract.

We will allocate the deduction of the Contingent Deferred Sales Charge among all Sub-Accounts and any General Account value in a Participant Account on a prorate basis unless you elect a different allocation of the deduction for the Contingent Deferred Sales Charge.
Annual Maintenance Fee: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”). We may also reduce or waive some or all of the Annual Maintenance Fee for plans that use a third party administrator with systems that are compatible with our own.
Program and Administrative Charge: For providing administrative services, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. This charge continues for the life of the Contract. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. If the actual total value of the aggregate Participant Accounts within the Contract is lesser than the anticipated level, we may increase the Program and Administrative Charge on a going forward basis. In no event will the charge exceed 1.25%.
Before Annuity Commencement Date
Total Value of Participant Accounts under a Contract	Program and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
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After Annuity Commencement Date
Program and Administrative Charge
All Participants	1.25%
When your Employer purchases the Contract, your Employer chooses one of the following two methods that the Program and Administrative charge is deducted under the Contract:
Method One: The Program and Administrative Charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.
Method Two: The Program and Administrative Charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.
We provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials. The Program and Administrative Charge compensates us for providing administrative services under the Contracts.
If the Program and Administrative Charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the Program and Administrative Charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the Program and Administrative Charge.
We may reduce the Program and Administrative Charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Loan Fees: Loans may be subject to a one-time set-up fee of  $50. In addition, loans may also be subject to an annual loan administration fee of  $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Premium Taxes  We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.
Transfer Fee:  You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of  $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.
Experience Rating under the Contracts: We may apply experience credits under a Contract based on investment, administrative or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Program and Administrative Charges, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.
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The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds’ prospectuses.
Negotiated Charges and Fees: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.
Charges of the Funds: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Fund’s prospectuses.
Plan Related Expenses: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan Related Expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.
THE CONTRACTS
The Contracts Offered: The Contracts are group variable annuity contracts offered to:
•
Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

•
Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

•
Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

•
Individual Retirement Annuity programs adopted according to Section 408 of the Code.

The Contracts are not available for issuance except as described above.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.
Assignments:  The Contract and a Participant’s interest in a Contract cannot be assigned, transferred or pledged.
Pricing and Crediting of Contributions:  We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.
If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.
Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.
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May I cancel my certificate?
If for any reason you are not satisfied with your participation in the Contract, simply return your certificate within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your participation in the Contract. We may require additional information, including a signature guarantee, before we can cancel your participation in the Contract.
Unless otherwise required by state law, we will pay you your Participant Account value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you participated in the Contract. The Participant Account value may be more or less than your Contributions depending upon the investment performance of your Participant Account. This means that you bear the risk of any decline in your Participant Account value until we receive your notice of cancellation. In certain states, however, we are required to return your Contributions without deduction for any fees or charges.
What is a Surrender Charge Offset?
You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%.
Your Employer may also be eligible for a Group Surrender Charge Offset if the initial Contribution made to the Contract consists of a transfer of funds held by the Plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the Plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance charge to the other carrier, Talcott Resolution will reimburse the Plan not to exceed 7% of transferred assets.
May I make changes in the amounts of my Contribution?
Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.
Can you transfer from one Sub-Account to another?
During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.
What Happens When you Request a Sub-Account Transfer?
Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of  (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
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We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of  $300,000) rather than making two or more transactions.
What Restrictions Are There on your Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer,” however, you cannot transfer the same Participant Account value more than once a Valuation Day.
For Example:
•
If the only transfer you make on a day is a transfer of  $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

•
If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

•
However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
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Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Fund Trading Policies
Generally, you are subject to the underlying Fund's trading policies, if any. We are obligated to provide, at the underlying Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that underlying Fund’s trading policy.
We are obligated to follow each underlying Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund’s trading policy. Please refer to each underlying Fund’s prospectus for more information. Transactions that cannot be processed because of the underlying Fund's trading policies will be considered not in good order.
In certain circumstances, the underlying Fund's trading policies do not apply or may be limited. For instance:
•
Certain types of financial intermediaries may not be required to provide us with shareholder information.

•
“Excepted funds” such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

•
An underlying Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

•
Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

Possibility of Undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading activities. For instance,
•
Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•
Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own or are Participants under this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

•
In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

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How are you affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
General Account Option Transfers
You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For all Contracts:
•
Transfers of assets presently held in the General Account option to any account that we determine is a competing account, are prohibited.

•
Similarly, transfers of assets presently held in any competing account to the General Account option, are prohibited.

In addition, we may limit the maximum amount transferred or Surrendered from the General Account option if the amount of any transfer or full or partial Surrender from the General Account value of a Participant’s Account in any Contract Year exceeds 1/6th of the General Account values under the Contract as of the end of the preceding Contract Year.
These restrictions apply to all transfers from the General Account Option, including all systematic transfers.
As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.
Telephone and Internet Transfers
Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
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Fraud
Four Simple Steps to Safeguard Your Account Against Fraud
We take protection of our Contract Owners and Participants accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.
1.   Strengthen Your Password
A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.
2.   Keep Your Information Current
Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.
3.   Be Aware
Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.
4.   Review Your Participant Account Statements and Notify Law Enforcement of Suspicious Activity
As a precautionary measure, we recommend that you remain vigilant by reviewing your Participant account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).
To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC’s Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.
Obtain a Copy of Your Credit Report
You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348.
Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:
Equifax (800) 685-1111 www.equifax.com P.O. Box 740241 Atlanta, GA 30374	Experian (888) 397-3742 www.experian.com P.O. Box 2002 Allen, TX 75013	Transunion (800) 888-4213 www.transunion.com P.O. Box 1000 Chester, PA 19016
Additional Free Resources on Identity Theft
You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).
Cyber Security and Disruptions to Business Operations
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and
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unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters, including public health crises (such as COVID-19), terrorist acts, and other severe events that could adversely affect our ability to conduct our business operations. While we have adopted a business continuity plan and taken precautions, we cannot assure you that such events will not result in short- or long-term interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may interfere with our ability to effectively administer the Contract, including our ability to process orders and calculate Contract Value. Our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying Funds) are subject to similar risks, risks of political instability, and disruptions to their business operations may cause interruptions to our own business operations. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of Contract-related transactions, including orders from Contract Owners.
The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets, overall economy and our operations are uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID-19 public health crises and its impact on financial markets and our operations. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods.
May I request a loan from my Participant Account?
During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of  $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount in the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
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How do I know what my Participant Account is worth?
Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.
There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.
To determine the current Accumulation Unit value, we take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.
Method One
The Net Investment Factor for each Sub-Account equals:
•
the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

•
the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

•
the daily expense factor for the program and administrative charge and any other applicable charges, adjusted for the number of days in the period.

Method Two (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)
The Net Investment Factor for each Sub-Account equals:
•
the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

•
the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.
We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at
www.massmutual.com/govnp.
How are the underlying Fund shares valued?
The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds’ prospectus.
DEATH BENEFITS
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
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Death before the Annuity Commencement Date: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant’s Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payout to any one of the Annuity payment options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. (See “How are Contributions made to establish my Annuity Account?”)
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the computed value.
SETTLEMENT PROVISIONS
IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59½, b) a severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “Appendix Tax — Federal Tax Considerations”).
After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:
1.
Continue the Participant’s Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

2.
To provide Annuity payouts immediately. The values in a Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).

3.
To Surrender the Participant’s Account in a single sum. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

4.
To request a partial Surrender of the Participant’s Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (See “Contract Charges”).

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5.
To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See “The Contracts”). For a more complete description of the restrictions and limitations of this Option (See “Systematic Withdrawal Option”).

Can payment of the Surrender value ever be postponed beyond the seven-day period?
Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, including holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.
May I Surrender once Annuity Payouts have started?
Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.
How do I elect an Annuity Commencement Date and Annuity Payout Option?
A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains age 70½) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 90th birthday, or an earlier date if prescribed by applicable law.
The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.
The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions (See “Appendix Tax — Federal Tax Considerations”).
What is the minimum amount that I may select for an Annuity Payout?
The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 we have the right to change the frequency of payment to intervals that will result in payments of at least $20.
How are Contributions made to establish an Annuity Account?
During the Annuity Period, Contract values are applied to establish Annuitant’s Accounts under the Contracts to provide Fixed or Variable Annuity payouts.
Can a Contract be suspended?
We may suspend the Contract by giving the Contract Owner written notice at least 90 days before the effective date of the suspension. We may suspend the Contract if the Contract Owner fails to assent to any modification of the Contract (See “Can a Contract be modified?”).
Upon suspension of the Contract, we will not accept any more Contributions. Loan repayments will continue to be accepted. The suspension of the Contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity Benefits. Suspension of the Contract will not affect payments to be made by us under an Annuity that commenced prior to the date of suspension.
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Annuity Payout Options:
Option 1:   Life Annuity where we make monthly Annuity payouts for as long as the Annuitant lives.
❖
Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2 – 4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

Option 2:   Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
Option 3:   Cash Refund Life Annuity where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if  (a) below exceeds (b) below:
(a) =	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b) =	number of Annuity Units represented by each monthly Annuity payout made	×	number of monthly Annuity payouts made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.
Option 4:   Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.
❖
When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Option 5:   Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by us.
❖
Option 5 does not involve life contingencies and does not provide any mortality guarantee.

❖
Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See “Contract Charges”).

For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.
Under any of the Annuity payout options above, except Option 5 (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.
Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by Us.
We may offer other Annuity payout options from time to time. Not all Annuity payout options will be available in all states or in all Contracts.
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Systematic Withdrawal Option:
If permitted by IRS regulations and the terms of the Employer’s plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59½, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.
Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semiannually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.
A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated.
We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70½ (See, “Appendix Tax — Federal Tax Considerations”).
The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants’ other rights under the Contracts.
How are Variable Annuity Payouts determined?
The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of  (1) the Net Investment Factor (see “How do I know what my Participant Account is worth?”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.
The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.
Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.
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Here is an example of how a Variable Annuity is determined:
ILLUSTRATION OF ANNUITY PAYOUTS:
(UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A × B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity units (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F × E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H × E)	$936.39
The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.
MORE INFORMATION
Can a Contract be modified?
Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.
We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott may also make appropriate endorsement in the Contract to reflect such modification.
Can Talcott Resolution waive any rights under a Contract?
We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.
How Contracts Are Sold — Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.
MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries (“Registered Representatives”).
We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of
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the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.
Commissions
Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.
Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.
Additional Payments may be used for various purposes, and may take various forms, such as:
•
Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

•
Payments for inclusion of our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

•
Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

•
Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

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Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

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“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

•
Occasional meals and entertainment, tickets to sporting events and other gifts.

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As of December 31, 2019, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:
Amerprise Financial Services, Inc., Commonwealth Financial Network, GRP Advisor Alliance, LPL Financial LLC, Merrill Lynch, Pierce, Fenner & Smith Inc., Resources Investment Advisors, LLC, Retirement Plan Advisory Group, and Strategic Retirement Partners, LLC.
Inclusion on this list does not imply that these arrangements necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.
For the fiscal year ended December 31, 2019, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $1.0 million.
Who is the custodian of the Separate Account’s assets?
Talcott Resolution is the custodian of the Separate Account’s assets.
Are there any material legal proceedings affecting the Separate Accounts?
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
How may I get additional information?
Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:
MassMutual U.S. Workplace Solutions
P.O. Box 1583
Hartford, CT 06144-1583
You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.
You can find financial statements of the Separate Account and Talcott Resolution in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.
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APPENDIX TAX
FEDERAL TAX CONSIDERATIONS
What are some of the federal tax consequences which affect these contracts?
A. General
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
Civil Unions & Domestic Partnerships. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.
Tax Reporting. The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.
B. Taxation of Talcott Resolution and the Separate Account
The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “How do I know what my Participant Account is worth?”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.
APP TAX-1

C. Diversification of the Separate Account
For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
•
no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•
no more than 70% is represented by any two investments,

•
no more than 80% is represented by any three investments and

•
no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.
D. Tax Ownership of the Assets in the Separate Account
In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a
APP TAX-2

facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
E. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of  (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•
A contract acquired by the estate of a decedent by reason of such decedent’s death,

•
Certain contracts acquired with respect to tax-qualified retirement arrangements,

•
Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
F. Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Generation Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
H. Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each
APP TAX-3

other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a. Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 72 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below in section H.6. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain
APP TAX-4

circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased Owner must generally receive distributions within 10 years of the death of the Owner. However, the life expectancy payout option (a/k/a “IRA stretch”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies. In addition, such a Plan is not required to permit such a rollover.
b. SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c. SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.
d. Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the tenth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain
APP TAX-5

circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of  “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($19,500 in 2020) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($6,500 in 2020). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. In addition, elective deferrals made by participants under a 401(k) arrangement are subject to specific distribution limitations similar to those outlined below for 403(b) plans. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($19,500 in 2020) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,500 in 2020). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.
after the employee reaches age 59½;

b.
upon the employee’s separation from service;

c.
upon the employee’s death or disability;

d.
in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed);

e.
as a qualified reservist distribution upon certain calls to active duty; or

f.
with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the day that such lifetime income investment may no longer be held as an investment option under the plan.

APP TAX-6

An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September  24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($19,500 in 2020). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,500 in 2020); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 59½, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the date that such lifetime income investment may no longer be held as an investment option under the Plan.
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust
APP TAX-7

requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of  “investment in the contract”.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6. Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.
(a)
Penalty Taxes on Premature Distributions

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% penalty tax does not apply to a distribution that is either:
(i)
made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)
attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually — “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)
not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year which are not reimbursed by health insurance (without regard to whether the taxpayer deducts the unreimbursed medical expenses);

(vii)
certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)
distributions of up to $5,000 from a retirement plan in the case of a birth or adoption of a child under Code Section 72(t)(2)(H); or

(ix)
certain designated qualified disaster distributions, including qualified Coronavirus Related Distributions.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:
(i)
made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

APP TAX-8

(ii)
not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(iii)
for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.
b. RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of —
(i)
the calendar year in which the individual attains age 72, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over —
(a)
the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)
over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual’s surviving spouse, distributions may be delayed until the deceased individual would have attained age 72.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.
APP TAX-9

The CARES Act provides a temporary waiver of the RMD requirement for specified defined contribution plans for calendar year 2020. The waiver applies to distributions for 2020 and the RMDs for 2019 that were due by a required beginning date in 2020 (i.e., April 1, 2020), which were not paid.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of  “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of  “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either —
a.
an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.
any distribution made upon hardship of the employee.

Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules
APP TAX-10

and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS and to qualified Coronavirus Related Distributions.
APP TAX-11

APPENDIX I
ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference to this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the applicable Program and Administrative Charge payable by you. The tables below show only the highest and lowest Accumulation Unit Value under the Contract. Tables showing the classes of Accumulation Unit Values corresponding to all currently applicable Program and Administrative Charge appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.

Program and Administrative Charge
(as a percentage of daily Sub-Account value)

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB Discovery Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.053	$24.832	$22.032	$17.714	$18.824	$17.331	$12.630	$10.698	$10.655
Accumulation unit value at end of period	$25.209	$21.053	$24.832	$22.032	$17.714	$18.824	$17.331	$12.630	$10.698
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.425	$22.007	$19.771	$16.095	$17.319	$16.146	$11.914	$10.219	$11.183
Accumulation unit value at end of period	$21.788	$18.425	$22.007	$19.771	$16.095	$17.319	$16.146	$11.914	$10.219
Number of accumulation units outstanding at end of period (in thousands)	7	9	6	14	14	16	17	18	20
AB International Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.603	$22.911	$18.354	$18.534	$18.079	$19.347	$15.850	$13.879	$14.400
Accumulation unit value at end of period	$20.503	$17.603	$22.911	$18.354	$18.534	$18.079	$19.347	$15.850	$13.879
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	-	1	-	0	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.946	$11.791	$9.564	$9.780	$9.659	$10.467	$8.683	$7.698	$9.627
Accumulation unit value at end of period	$10.290	$8.946	$11.791	$9.564	$9.780	$9.659	$10.467	$8.683	$7.698
Number of accumulation units outstanding at end of period (in thousands)	14	16	15	25	25	29	45	43	40

APP I-1

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB Susutainable International Thematic Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.141	$11.059	$8.225	$8.853	$9.045	$9.174	$8.097	$7.017	$7.207
Accumulation unit value at end of period	$11.597	$9.141	$11.059	$8.225	$8.853	$9.045	$9.174	$8.097	$7.017
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.088	$13.584	$10.229	$11.149	$11.534	$11.846	$10.587	$9.289	$11.236
Accumulation unit value at end of period	$13.893	$11.088	$13.584	$10.229	$11.149	$11.534	$11.846	$10.587	$9.289
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	11	11	10	10	17	19
AllianzGI NFJ Dividend Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.489	$17.233	$14.895	$12.854	$14.069	$12.831	$9.974	$8.755	$8.573
Accumulation unit value at end of period	$19.308	$15.489	$17.233	$14.895	$12.854	$14.069	$12.831	$9.974	$8.755
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.556	$15.272	$13.366	$11.679	$12.944	$11.953	$9.409	$8.362	$8.485
Accumulation unit value at end of period	$16.688	$13.556	$15.272	$13.366	$11.679	$12.944	$11.953	$9.409	$8.362
Number of accumulation units outstanding at end of period (in thousands)	75	86	100	130	123	119	112	108	102
AllianzGI NFJ International Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.183	$10.929	$8.899	$9.528	$11.005	$11.660	$10.579	$9.748	$-
Accumulation unit value at end of period	$11.162	$9.183	$10.929	$8.899	$9.528	$11.005	$11.660	$10.579	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.321	$10.028	$8.268	$8.963	$10.483	$11.247	$10.333	$9.601	$-
Accumulation unit value at end of period	$9.988	$8.321	$10.028	$8.268	$8.963	$10.483	$11.247	$10.333	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-2

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Century Diversified Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.503	$12.732	$12.341	$12.068	$12.072	$11.425	$11.734	$11.191	$11.045
Accumulation unit value at end of period	$13.523	$12.503	$12.732	$12.341	$12.068	$12.072	$11.425	$11.734	$11.191
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.194	$11.543	$11.329	$11.218	$11.362	$10.889	$11.324	$10.936	$10.684
Accumulation unit value at end of period	$11.957	$11.194	$11.543	$11.329	$11.218	$11.362	$10.889	$11.324	$10.936
Number of accumulation units outstanding at end of period (in thousands)	13	10	9	5	3	3	2	2	1
American Century Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.681	$40.558	$35.873	$30.095	$29.991	$26.763	$22.434	$20.168	$19.676
Accumulation unit value at end of period	$47.886	$38.681	$40.558	$35.873	$30.095	$29.991	$26.763	$22.434	$20.168
Number of accumulation units outstanding at end of period (in thousands)	566	622	682	720	773	-	0	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.537	$28.176	$25.234	$21.435	$21.630	$19.545	$16.589	$15.101	$14.895
Accumulation unit value at end of period	$32.444	$26.537	$28.176	$25.234	$21.435	$21.630	$19.545	$16.589	$15.101
Number of accumulation units outstanding at end of period (in thousands)	21	27	28	28	28	33	32	43	44
American Century Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$41.733	$42.543	$32.772	$31.559	$30.248	$27.268	$21.125	$18.590	$18.763
Accumulation unit value at end of period	$56.382	$41.733	$42.543	$32.772	$31.559	$30.248	$27.268	$21.125	$18.590
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$36.913	$38.105	$29.721	$28.980	$28.126	$25.673	$20.140	$17.946	$18.891
Accumulation unit value at end of period	$49.250	$36.912	$38.105	$29.721	$28.980	$28.126	$25.673	$20.140	$17.946
Number of accumulation units outstanding at end of period (in thousands)	7	7	6	6	6	5	4	4	1

APP I-3

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Century Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.688	$27.305	$24.527	$20.022	$20.393	$17.575	$13.550	$11.669	$11.475
Accumulation unit value at end of period	$30.450	$23.688	$27.305	$24.527	$20.022	$20.393	$17.575	$13.550	$11.669
Number of accumulation units outstanding at end of period (in thousands)	15	24	24	24	8	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.208	$24.756	$22.516	$18.612	$19.194	$16.750	$13.076	$11.403	$11.562
Accumulation unit value at end of period	$26.924	$21.208	$24.756	$22.516	$18.612	$19.194	$16.750	$13.076	$11.403
Number of accumulation units outstanding at end of period (in thousands)	4	4	6	6	5	4	4	3	1
American Century Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.625	$30.952	$28.162	$22.387	$23.061	$22.136	$16.458	$14.145	$14.017
Accumulation unit value at end of period	$34.096	$25.625	$30.952	$28.162	$22.387	$23.061	$22.136	$16.458	$14.145
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.785	$30.317	$27.930	$22.481	$23.449	$22.791	$17.158	$14.933	$15.910
Accumulation unit value at end of period	$32.569	$24.785	$30.317	$27.930	$22.481	$23.449	$22.791	$17.158	$14.933
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	3	3	4	4	5	3
American Funds AMCAP Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.251	$22.754	$18.713	$17.221	$17.141	$15.339	$11.248	$9.748	$9.780
Accumulation unit value at end of period	$28.012	$22.251	$22.754	$18.713	$17.221	$17.141	$15.339	$11.248	$9.748
Number of accumulation units outstanding at end of period (in thousands)	18	17	21	26	28	31	73	83	75
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.426	$23.223	$19.338	$18.019	$18.162	$16.457	$12.219	$10.723	$11.222
Accumulation unit value at end of period	$27.882	$22.426	$23.223	$19.338	$18.019	$18.162	$16.457	$12.219	$10.723
Number of accumulation units outstanding at end of period (in thousands)	39	47	47	47	47	50	40	45	39

APP I-4

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Funds American Mutual Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.341	$19.822	$16.909	$14.862	$15.353	$13.684	$10.733	$9.591	$9.407
Accumulation unit value at end of period	$23.466	$19.341	$19.822	$16.909	$14.862	$15.353	$13.684	$10.733	$9.591
Number of accumulation units outstanding at end of period (in thousands)	56	60	63	66	150	141	151	165	63
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.361	$21.131	$18.252	$16.244	$16.991	$15.335	$12.178	$11.020	$10.965
Accumulation unit value at end of period	$24.397	$20.361	$21.131	$18.252	$16.244	$16.991	$15.335	$12.178	$11.020
Number of accumulation units outstanding at end of period (in thousands)	47	47	55	77	80	79	71	64	48
American Funds Capital Income Builder®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.216	$15.346	$13.482	$12.654	$13.084	$12.317	$10.757	$9.654	$9.520
Accumulation unit value at end of period	$16.631	$14.216	$15.346	$13.482	$12.654	$13.084	$12.317	$10.757	$9.654
Number of accumulation units outstanding at end of period (in thousands)	29	28	53	41	48	46	46	43	37
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.020	$16.419	$14.606	$13.880	$14.532	$13.853	$12.250	$11.133	$11.372
Accumulation unit value at end of period	$17.353	$15.020	$16.419	$14.606	$13.880	$14.532	$13.853	$12.250	$11.133
Number of accumulation units outstanding at end of period (in thousands)	213	226	258	309	336	365	386	439	461
American Funds Capital World Growth and Income FundSM
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$80.945	$90.521	$72.826	$68.608	$70.357	$67.874	$54.513	$45.898	$46.178
Accumulation unit value at end of period	$101.130	$80.945	$90.521	$72.826	$68.608	$70.357	$67.874	$54.513	$45.898
Number of accumulation units outstanding at end of period (in thousands)	15	16	19	17	17	20	23	23	21
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.217	$24.028	$19.573	$18.670	$19.388	$18.939	$15.402	$13.131	$14.685
Accumulation unit value at end of period	$26.179	$21.217	$24.028	$19.573	$18.670	$19.388	$18.939	$15.402	$13.131
Number of accumulation units outstanding at end of period (in thousands)	112	117	129	152	152	180	171	206	197

APP I-5

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Funds EuroPacific Growth Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.790	$28.145	$21.597	$21.514	$21.759	$22.412	$18.710	$15.738	$16.137
Accumulation unit value at end of period	$30.119	$23.790	$28.145	$21.597	$21.514	$21.759	$22.412	$18.710	$15.738
Number of accumulation units outstanding at end of period (in thousands)	163	268	245	230	221	183	169	156	33
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.892	$25.030	$19.447	$19.615	$20.088	$20.951	$17.710	$15.084	$18.015
Accumulation unit value at end of period	$26.121	$20.892	$25.030	$19.447	$19.615	$20.088	$20.951	$17.710	$15.084
Number of accumulation units outstanding at end of period (in thousands)	109	116	129	160	160	165	167	188	178
American Funds Fundamental Investors FundSM
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.899	$21.385	$17.395	$15.511	$15.055	$13.868	$10.579	$9.059	$9.036
Accumulation unit value at end of period	$25.307	$19.899	$21.385	$17.395	$15.511	$15.055	$13.868	$10.579	$9.059
Number of accumulation units outstanding at end of period (in thousands)	53	52	61	62	108	101	101	100	14
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.348	$23.232	$19.134	$17.276	$16.979	$15.837	$12.233	$10.607	$11.222
Accumulation unit value at end of period	$26.812	$21.348	$23.232	$19.134	$17.276	$16.979	$15.837	$12.233	$10.607
Number of accumulation units outstanding at end of period (in thousands)	101	109	117	154	162	187	206	261	274
American Funds New Perspective Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.760	$19.992	$15.564	$15.334	$14.603	$14.198	$11.231	$9.328	$9.499
Accumulation unit value at end of period	$24.315	$18.760	$19.992	$15.564	$15.334	$14.603	$14.198	$11.231	$9.328
Number of accumulation units outstanding at end of period (in thousands)	79	72	67	68	76	73	65	64	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.538	$22.164	$17.471	$17.428	$16.807	$16.547	$13.253	$11.146	$12.443
Accumulation unit value at end of period	$26.290	$20.538	$22.164	$17.471	$17.428	$16.807	$16.547	$13.253	$11.146
Number of accumulation units outstanding at end of period (in thousands)	70	75	85	97	90	92	106	100	100

APP I-6

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Funds The Growth Fund of America®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$31.673	$32.736	$26.041	$24.086	$22.932	$21.050	$15.777	$13.126	$13.288
Accumulation unit value at end of period	$40.449	$31.673	$32.736	$26.041	$24.086	$22.932	$21.050	$15.777	$13.126
Number of accumulation units outstanding at end of period (in thousands)	111	212	241	194	268	242	234	226	114
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.054	$26.223	$21.121	$19.781	$19.070	$17.725	$13.451	$11.332	$12.363
Accumulation unit value at end of period	$31.598	$25.054	$26.223	$21.121	$19.781	$19.070	$17.725	$13.451	$11.332
Number of accumulation units outstanding at end of period (in thousands)	246	257	281	353	353	388	443	520	495
American Funds The Income Fund of America®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.265	$17.204	$15.232	$13.827	$14.088	$13.042	$11.075	$9.925	$9.691
Accumulation unit value at end of period	$19.271	$16.265	$17.204	$15.232	$13.827	$14.088	$13.042	$11.075	$9.925
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.012	$18.222	$16.335	$15.014	$15.491	$14.521	$12.486	$11.330	$11.302
Accumulation unit value at end of period	$19.906	$17.012	$18.222	$16.335	$15.014	$15.491	$14.521	$12.486	$11.330
Number of accumulation units outstanding at end of period (in thousands)	92	101	105	135	135	134	154	164	175
American Funds The Investment Company of America®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.487	$19.845	$16.637	$14.573	$14.839	$13.287	$10.071	$8.742	$8.679
Accumulation unit value at end of period	$22.940	$18.487	$19.845	$16.637	$14.573	$14.839	$13.287	$10.071	$8.742
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	49	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.073	$20.734	$17.601	$15.609	$16.095	$14.593	$11.199	$9.844	$10.246
Accumulation unit value at end of period	$23.374	$19.073	$20.734	$17.601	$15.609	$16.095	$14.593	$11.199	$9.844
Number of accumulation units outstanding at end of period (in thousands)	75	89	108	160	148	166	174	180	156

APP I-7

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Funds The New Economy Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.758	$23.841	$17.804	$17.475	$16.891	$16.208	$11.338	$9.174	$9.270
Accumulation unit value at end of period	$28.687	$22.758	$23.841	$17.804	$17.475	$16.891	$16.208	$11.338	$9.174
Number of accumulation units outstanding at end of period (in thousands)	26	30	29	33	28	32	7	3	3
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.659	$26.160	$19.780	$19.659	$19.241	$18.695	$13.241	$10.849	$12.148
Accumulation unit value at end of period	$30.697	$24.659	$26.160	$19.780	$19.659	$19.241	$18.695	$13.241	$10.849
Number of accumulation units outstanding at end of period (in thousands)	24	25	25	32	27	29	29	26	24
American Funds Washington Mutual Investors FundSM
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.332	$19.990	$16.696	$14.775	$14.851	$13.400	$10.193	$9.094	$8.925
Accumulation unit value at end of period	$24.188	$19.332	$19.990	$16.696	$14.775	$14.851	$13.400	$10.193	$9.094
Number of accumulation units outstanding at end of period (in thousands)	-	-	8	8	22	20	22	21	19
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.382	$21.343	$18.049	$16.173	$16.460	$15.039	$11.584	$10.465	$10.356
Accumulation unit value at end of period	$25.185	$20.382	$21.343	$18.049	$16.173	$16.460	$15.039	$11.584	$10.465
Number of accumulation units outstanding at end of period (in thousands)	41	44	43	58	50	74	88	97	85
Ave Maria Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.990	$28.504	$22.380	$19.969	$20.525	$19.092	$14.519	$12.658	$12.750
Accumulation unit value at end of period	$38.372	$27.990	$28.504	$22.380	$19.969	$20.525	$19.092	$14.519	$12.658
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	1	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369	$12.855
Accumulation unit value at end of period	$33.930	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	8	8	7	6	4	3

APP I-8

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Ave Maria Rising Dividend Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.133	$25.351	$21.701	$18.816	$19.993	$18.295	$13.669	$12.002	$11.942
Accumulation unit value at end of period	$30.789	$24.133	$25.351	$21.701	$18.816	$19.993	$18.295	$13.669	$12.002
Number of accumulation units outstanding at end of period (in thousands)	19	18	18	17	15	16	30	19	31
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728	$12.033
Accumulation unit value at end of period	$27.225	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728
Number of accumulation units outstanding at end of period (in thousands)	6	6	10	8	7	5	3	5	4
Ave Maria Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.518	$11.526	$9.791	$8.409	$14.423	$15.677	$12.395	$11.939	$12.221
Accumulation unit value at end of period	$12.677	$10.518	$11.526	$9.791	$8.409	$14.423	$15.677	$12.395	$11.939
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667	$12.475
Accumulation unit value at end of period	$11.989	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	-	0	0	0
BlackRock Advantage Large Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.634	$37.728	$30.640	$27.858	$27.525	$27.319	$22.078	$19.901	$19.932
Accumulation unit value at end of period	$48.864	$36.634	$37.728	$30.640	$27.858	$27.525	$27.319	$22.078	$19.901
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.402	$33.791	$27.787	$25.580	$25.593	$25.721	$21.048	$19.211	$20.935
Accumulation unit value at end of period	$42.681	$32.402	$33.791	$27.787	$25.580	$25.593	$25.721	$21.048	$19.211
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	5	4	3	2	2	1

APP I-9

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock Advantage Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.311	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.271	$9.311	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	-	-	-	-	-	-	-	-
BlackRock Capital Appreciation Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$40.978	$40.279	$30.379	$30.489	$28.533	$26.334	$19.682	$17.276	$17.491
Accumulation unit value at end of period	$54.030	$40.978	$40.279	$30.379	$30.489	$28.533	$26.334	$19.682	$17.276
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$36.244	$36.077	$27.550	$27.997	$26.530	$24.794	$18.763	$16.677	$18.580
Accumulation unit value at end of period	$47.195	$36.244	$36.077	$27.550	$27.997	$26.530	$24.794	$18.763	$16.677
Number of accumulation units outstanding at end of period (in thousands)	3	1	1	2	2	3	2	1	2
BlackRock Equity Dividend Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$35.698	$38.565	$33.122	$28.554	$28.665	$26.284	$21.138	$18.886	$18.561
Accumulation unit value at end of period	$45.424	$35.698	$38.565	$33.122	$28.554	$28.665	$26.284	$21.138	$18.886
Number of accumulation units outstanding at end of period (in thousands)	3	6	6	6	5	28	48	21	15
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$31.574	$34.541	$30.038	$26.220	$26.654	$24.747	$20.152	$18.232	$18.113
Accumulation unit value at end of period	$39.678	$31.574	$34.541	$30.038	$26.220	$26.654	$24.747	$20.152	$18.232
Number of accumulation units outstanding at end of period (in thousands)	23	28	26	34	34	31	31	22	12
APP I-10

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock Global Allocation Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.341	$16.608	$14.656	$14.127	$14.277	$14.014	$12.247	$11.132	$11.301
Accumulation unit value at end of period	$17.982	$15.341	$16.608	$14.656	$14.127	$14.277	$14.014	$12.247	$11.132
Number of accumulation units outstanding at end of period (in thousands)	10	111	117	164	162	154	149	144	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.075	$17.622	$15.746	$15.367	$15.726	$15.631	$13.832	$12.731	$13.807
Accumulation unit value at end of period	$18.608	$16.075	$17.622	$15.746	$15.367	$15.726	$15.631	$13.832	$12.731
Number of accumulation units outstanding at end of period (in thousands)	60	64	64	107	110	125	117	128	98
BlackRock International Dividend Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.912	$14.889	$12.792	$12.731	$12.853	$14.511	$11.881	$10.067	$10.288
Accumulation unit value at end of period	$15.933	$12.912	$14.889	$12.792	$12.731	$12.853	$14.511	$11.881	$10.067
Number of accumulation units outstanding at end of period (in thousands)	-	-	39	43	38	37	45	86	81
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.560	$13.499	$11.743	$11.833	$12.097	$13.830	$11.466	$9.837	$12.042
Accumulation unit value at end of period	$14.088	$11.560	$13.499	$11.743	$11.833	$12.097	$13.830	$11.466	$9.837
Number of accumulation units outstanding at end of period (in thousands)	16	16	15	15	11	9	6	12	4
BlackRock LifePath® Dynamic 2025 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.649	$15.399	$13.365	$12.544	$12.823	$12.218	$10.956	$10.000	$-
Accumulation unit value at end of period	$17.456	$14.649	$15.399	$13.365	$12.544	$12.823	$12.218	$10.956	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.428	$14.293	$12.561	$11.938	$12.357	$11.921	$10.824	$10.000	$-
Accumulation unit value at end of period	$15.801	$13.428	$14.293	$12.561	$11.938	$12.357	$11.921	$10.824	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	12	10	8	4	0	-

APP I-11

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock LifePath® Dynamic 2030 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.349	$15.214	$12.956	$12.117	$12.396	$11.807	$10.408	$9.231	$9.238
Accumulation unit value at end of period	$17.464	$14.349	$15.214	$12.956	$12.117	$12.396	$11.807	$10.408	$9.231
Number of accumulation units outstanding at end of period (in thousands)	27	28	29	26	85	85	93	74	14
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.015	$16.122	$13.902	$13.164	$13.636	$13.153	$11.740	$10.543	$11.165
Accumulation unit value at end of period	$18.048	$15.015	$16.122	$13.902	$13.164	$13.636	$13.153	$11.740	$10.543
Number of accumulation units outstanding at end of period (in thousands)	146	147	160	193	207	203	220	203	152
BlackRock LifePath® Dynamic 2035 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.649	$16.771	$14.059	$13.094	$13.416	$12.756	$11.085	$10.000	$-
Accumulation unit value at end of period	$19.306	$15.649	$16.771	$14.059	$13.094	$13.416	$12.756	$11.085	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.344	$15.567	$13.213	$12.460	$12.927	$12.446	$10.952	$10.000	$-
Accumulation unit value at end of period	$17.476	$14.344	$15.567	$13.213	$12.460	$12.927	$12.446	$10.952	$-
Number of accumulation units outstanding at end of period (in thousands)	23	20	8	9	12	6	1	0	-
BlackRock LifePath® Dynamic 2040 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.181	$15.364	$12.679	$11.773	$12.084	$11.484	$9.841	$8.601	$8.617
Accumulation unit value at end of period	$17.767	$14.181	$15.364	$12.679	$11.773	$12.084	$11.484	$9.841	$8.601
Number of accumulation units outstanding at end of period (in thousands)	9	14	17	26	61	74	90	81	20
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.200	$16.676	$13.935	$13.101	$13.617	$13.103	$11.369	$10.062	$10.835
Accumulation unit value at end of period	$18.807	$15.200	$16.676	$13.935	$13.101	$13.617	$13.103	$11.369	$10.062
Number of accumulation units outstanding at end of period (in thousands)	149	154	147	209	194	183	178	176	149

APP I-12

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock LifePath® Dynamic 2045 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.382	$17.892	$14.659	$13.586	$13.951	$13.240	$11.204	$10.000	$-
Accumulation unit value at end of period	$20.648	$16.382	$17.892	$14.659	$13.586	$13.951	$13.240	$11.204	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.016	$16.607	$13.777	$12.929	$13.443	$12.919	$11.070	$10.000	$-
Accumulation unit value at end of period	$18.691	$15.016	$16.607	$13.777	$12.929	$13.443	$12.919	$11.070	$-
Number of accumulation units outstanding at end of period (in thousands)	9	6	3	3	4	2	0	0	-
BlackRock LifePath® Dynamic 2050 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.119	$20.897	$17.061	$15.804	$16.235	$15.401	$12.884	$11.126	$11.169
Accumulation unit value at end of period	$24.111	$19.119	$20.897	$17.061	$15.804	$16.235	$15.401	$12.884	$11.126
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	-	7	5	6	4	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.117	$18.946	$15.663	$14.690	$15.281	$14.678	$12.433	$10.872	$11.880
Accumulation unit value at end of period	$21.319	$17.117	$18.946	$15.663	$14.690	$15.281	$14.678	$12.433	$10.872
Number of accumulation units outstanding at end of period (in thousands)	71	60	48	53	44	29	21	18	6
BlackRock LifePath® Dynamic 2055 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.855	$18.446	$15.090	$13.986	$14.371	$13.609	$11.274	$10.000	$-
Accumulation unit value at end of period	$21.257	$16.855	$18.446	$15.090	$13.986	$14.371	$13.609	$11.274	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.449	$17.122	$14.182	$13.309	$13.848	$13.278	$11.139	$10.000	$-
Accumulation unit value at end of period	$19.242	$15.449	$17.122	$14.182	$13.309	$13.848	$13.278	$11.139	$-
Number of accumulation units outstanding at end of period (in thousands)	9	5	2	2	2	-	0	-	-

APP I-13

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock LifePath® Dynamic Retirement Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.199	$15.820	$14.201	$13.440	$13.684	$13.088	$12.354	$11.390	$11.348
Accumulation unit value at end of period	$17.716	$15.199	$15.820	$14.201	$13.440	$13.684	$13.088	$12.354	$11.390
Number of accumulation units outstanding at end of period (in thousands)	9	3	3	18	38	41	39	48	7
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.647	$15.438	$14.032	$13.447	$13.864	$13.426	$12.833	$11.981	$12.152
Accumulation unit value at end of period	$16.860	$14.647	$15.438	$14.032	$13.447	$13.864	$13.426	$12.833	$11.981
Number of accumulation units outstanding at end of period (in thousands)	161	34	33	45	46	49	49	58	67
BlackRock Mid Cap Dividend Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.873	$19.802	$18.242	$14.915	$16.021	$15.057	$11.296	$9.979	$9.991
Accumulation unit value at end of period	$23.099	$17.873	$19.802	$18.242	$14.915	$16.021	$15.057	$11.296	$9.979
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.582	$21.969	$20.493	$16.965	$18.453	$17.560	$13.340	$11.932	$12.586
Accumulation unit value at end of period	$24.993	$19.582	$21.969	$20.493	$16.965	$18.453	$17.560	$13.340	$11.932
Number of accumulation units outstanding at end of period (in thousands)	14	16	16	20	16	15	22	14	20
BNY Mellon Bond Market Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.802	$13.842	$13.427	$13.153	$13.147	$12.453	$12.785	$12.329	$12.195
Accumulation unit value at end of period	$14.925	$13.802	$13.842	$13.427	$13.153	$13.147	$12.453	$12.785	$12.329
Number of accumulation units outstanding at end of period (in thousands)	601	603	619	525	299	198	197	169	34
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.079	$12.267	$12.049	$11.951	$12.095	$11.601	$12.060	$11.776	$11.470
Accumulation unit value at end of period	$12.900	$12.079	$12.267	$12.049	$11.951	$12.095	$11.601	$12.060	$11.776
Number of accumulation units outstanding at end of period (in thousands)	98	98	93	88	84	97	88	93	79

APP I-14

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
BNY Mellon Midcap Index Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$75.980	$85.850	$74.214	$61.727	$63.394	$57.963	$43.626	$37.222	$37.372
Accumulation unit value at end of period	$95.397	$75.980	$85.850	$74.214	$61.727	$63.394	$57.963	$43.626	$37.222
Number of accumulation units outstanding at end of period (in thousands)	128	153	142	120	74	24	19	11	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.951	$26.261	$22.986	$19.358	$20.132	$18.638	$14.204	$12.272	$13.178
Accumulation unit value at end of period	$28.459	$22.951	$26.261	$22.986	$19.358	$20.132	$18.638	$14.204	$12.272
Number of accumulation units outstanding at end of period (in thousands)	25	27	28	25	28	39	37	40	34
BNY Mellon S&P 500 Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.654	$22.764	$18.774	$16.861	$16.709	$14.768	$11.208	$9.708	$9.612
Accumulation unit value at end of period	$28.339	$21.654	$22.764	$18.774	$16.861	$16.709	$14.768	$11.208	$9.708
Number of accumulation units outstanding at end of period (in thousands)	604	668	579	492	316	186	139	101	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.951	$20.174	$16.847	$15.320	$15.373	$13.758	$10.573	$9.273	$9.499
Accumulation unit value at end of period	$24.493	$18.951	$20.174	$16.847	$15.320	$15.373	$13.758	$10.573	$9.273
Number of accumulation units outstanding at end of period (in thousands)	74	82	93	110	109	123	95	99	85
BNY Mellon Smallcap Stock Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$59.352	$65.139	$57.950	$46.049	$47.102	$44.687	$31.747	$27.365	$27.037
Accumulation unit value at end of period	$72.579	$59.352	$65.139	$57.950	$46.049	$47.102	$44.687	$31.747	$27.365
Number of accumulation units outstanding at end of period (in thousands)	133	146	133	103	43	13	17	9	3
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.485	$26.101	$23.511	$18.917	$19.594	$18.823	$13.540	$11.818	$12.251
Accumulation unit value at end of period	$28.362	$23.485	$26.101	$23.511	$18.917	$19.594	$18.823	$13.540	$11.818
Number of accumulation units outstanding at end of period (in thousands)	21	22	23	22	23	29	23	20	24

APP I-15

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Calamos Global Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.502	$18.339	$13.644	$13.785	$13.130	$13.047	$10.914	$10.000	$-
Accumulation unit value at end of period	$20.011	$15.502	$18.339	$13.644	$13.785	$13.130	$13.047	$10.914	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$10.000	$-
Accumulation unit value at end of period	$18.114	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Calamos International Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.020	$13.962	$10.031	$10.690	$10.400	$11.110	$10.000	$-	$-
Accumulation unit value at end of period	$14.251	$11.020	$13.962	$10.031	$10.690	$10.400	$11.110	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.230	$13.125	$9.548	$10.302	$10.149	$10.978	$10.000	$-	$-
Accumulation unit value at end of period	$13.064	$10.230	$13.125	$9.548	$10.302	$10.149	$10.978	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	-	-	0	-	-
Calvert Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.891	$14.915	$14.314	$13.812	$13.811	$13.017	$13.365	$12.413	$12.225
Accumulation unit value at end of period	$16.151	$14.891	$14.915	$14.314	$13.812	$13.811	$13.017	$13.365	$12.413
Number of accumulation units outstanding at end of period (in thousands)	20	30	25	23	24	24	13	8	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.423	$13.615	$13.231	$12.927	$13.089	$12.491	$12.987	$12.213	$12.026
Accumulation unit value at end of period	$14.378	$13.423	$13.615	$13.231	$12.927	$13.089	$12.491	$12.987	$12.213
Number of accumulation units outstanding at end of period (in thousands)	21	22	22	27	32	33	33	37	44

APP I-16

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Calvert Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.687	$36.830	$29.280	$28.616	$27.601	$24.857	$19.059	$16.498	$16.772
Accumulation unit value at end of period	$52.809	$38.687	$36.830	$29.280	$28.616	$27.601	$24.857	$19.059	$16.498
Number of accumulation units outstanding at end of period (in thousands)	18	41	41	45	42	42	39	35	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.757	$22.903	$18.436	$18.244	$17.818	$16.248	$12.615	$11.057	$12.243
Accumulation unit value at end of period	$32.026	$23.757	$22.903	$18.436	$18.244	$17.818	$16.248	$12.615	$11.057
Number of accumulation units outstanding at end of period (in thousands)	59	51	55	60	62	65	55	50	66
ClearBridge Appreciation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.908	$21.373	$17.884	$16.397	$16.166	$14.599	$11.292	$10.812	$-
Accumulation unit value at end of period	$27.142	$20.908	$21.373	$17.884	$16.397	$16.166	$14.599	$11.292	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.946	$19.612	$16.616	$15.425	$15.399	$14.081	$11.029	$10.648	$-
Accumulation unit value at end of period	$24.289	$18.946	$19.612	$16.616	$15.425	$15.399	$14.081	$11.029	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	2	2	2	1	-
ClearBridge Mid Cap Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.002	$42.487	$37.693	$34.772	$34.007	$31.543	$22.993	$19.450	$19.621
Accumulation unit value at end of period	$49.132	$37.002	$42.487	$37.693	$34.772	$34.007	$31.543	$22.993	$19.450
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.727	$38.054	$34.184	$31.930	$31.621	$29.698	$21.921	$18.776	$20.254
Accumulation unit value at end of period	$42.917	$32.727	$38.054	$34.184	$31.930	$31.621	$29.698	$21.921	$18.776
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	3	2	1	1	1	1

APP I-17

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
ClearBridge Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.970	$24.932	$19.954	$18.868	$19.826	$19.195	$13.019	$10.958	$10.996
Accumulation unit value at end of period	$32.521	$25.970	$24.932	$19.954	$18.868	$19.826	$19.195	$13.019	$10.958
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	40	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.336	$25.603	$20.747	$19.864	$21.136	$20.721	$12.132	$10.340	$10.820
Accumulation unit value at end of period	$32.569	$26.336	$25.603	$20.747	$19.864	$21.136	$20.721	$12.132	$10.340
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	5	3	3	2	4	3
Columbia Acorn® Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$42.597	$44.945	$35.981	$32.693	$33.317	$33.136	$25.387	$21.584	$21.854
Accumulation unit value at end of period	$53.763	$42.597	$44.945	$35.981	$32.693	$33.317	$33.136	$25.387	$21.584
Number of accumulation units outstanding at end of period (in thousands)	6	-	3	3	31	38	36	36	10
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$37.676	$40.255	$32.631	$30.020	$30.979	$31.198	$24.203	$20.836	$22.816
Accumulation unit value at end of period	$46.961	$37.676	$40.255	$32.631	$30.020	$30.979	$31.198	$24.203	$20.836
Number of accumulation units outstanding at end of period (in thousands)	11	11	11	12	11	11	12	9	5
Columbia Contrarian Core Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$43.595	$48.010	$39.537	$36.492	$35.507	$31.518	$23.276	$19.671	$19.530
Accumulation unit value at end of period	$57.807	$43.595	$48.010	$39.537	$36.492	$35.507	$31.518	$23.276	$19.671
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	4	1	3
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$38.559	$43.001	$35.856	$33.509	$33.015	$29.675	$22.190	$18.989	$19.969
Accumulation unit value at end of period	$50.495	$38.559	$43.001	$35.856	$33.509	$33.015	$29.675	$22.190	$18.989
Number of accumulation units outstanding at end of period (in thousands)	6	6	10	7	6	5	5	2	0

APP I-18

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Disciplined Small Core Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.598	$21.451	$20.166	$17.359	$18.768	$18.851	$13.880	$12.280	$12.270
Accumulation unit value at end of period	$21.252	$17.598	$21.451	$20.166	$17.359	$18.768	$18.851	$13.880	$12.280
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.756	$19.448	$18.513	$16.135	$17.665	$17.966	$13.395	$12.000	$12.844
Accumulation unit value at end of period	$18.790	$15.756	$19.448	$18.513	$16.135	$17.665	$17.966	$13.395	$12.000
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	2	2	1	1	0
Columbia Large Cap Growth III Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.314	$12.877	$10.093	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.739	$12.314	$12.877	$10.093	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.983	$12.689	$10.071	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.087	$11.983	$12.689	$10.071	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	15	19	38	-	-	-	-	-
Columbia Select Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.960	$18.442	$16.273	$14.280	$15.060	$13.448	$9.950	$8.542	$8.489
Accumulation unit value at end of period	$20.956	$15.960	$18.442	$16.273	$14.280	$15.060	$13.448	$9.950	$8.542
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.804	$16.153	$14.431	$12.823	$13.694	$12.381	$9.276	$8.063	$8.693
Accumulation unit value at end of period	$17.900	$13.804	$16.153	$14.431	$12.823	$13.694	$12.381	$9.276	$8.063
Number of accumulation units outstanding at end of period (in thousands)	13	12	14	19	17	14	22	27	22

APP I-19

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Davis New York Venture Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$68.892	$79.196	$64.835	$57.760	$56.093	$52.645	$39.124	$34.707	$34.636
Accumulation unit value at end of period	$90.185	$68.892	$79.196	$64.835	$57.760	$56.093	$52.645	$39.124	$34.707
Number of accumulation units outstanding at end of period (in thousands)	1	1	3	1	2	8	9	9	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.577	$26.282	$21.786	$19.652	$19.325	$18.366	$13.820	$12.414	$13.195
Accumulation unit value at end of period	$29.188	$22.577	$26.282	$21.786	$19.652	$19.325	$18.366	$13.820	$12.414
Number of accumulation units outstanding at end of period (in thousands)	32	35	44	54	56	70	86	94	93
Delaware Diversified Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.634	$11.901	$11.306	$10.917	$11.044	$10.506	$10.653	$10.000	$-
Accumulation unit value at end of period	$12.887	$11.634	$11.901	$11.306	$10.917	$11.044	$10.506	$10.653	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$10.000	$-
Accumulation unit value at end of period	$11.665	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	5	-	4	6	0	-
Delaware Extended Duration Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.580	$14.786	$13.188	$12.298	$12.914	$11.142	$11.607	$10.000	$-
Accumulation unit value at end of period	$16.664	$13.580	$14.786	$13.188	$12.298	$12.914	$11.142	$11.607	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$10.000	$-
Accumulation unit value at end of period	$15.084	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	-	-	-	-	-

APP I-20

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
DWS Capital Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.428	$40.298	$31.998	$30.870	$28.562	$25.400	$18.958	$16.438	$16.672
Accumulation unit value at end of period	$53.855	$39.428	$40.298	$31.998	$30.870	$28.562	$25.400	$18.958	$16.438
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.873	$36.093	$29.019	$28.347	$26.558	$23.915	$18.074	$15.868	$17.133
Accumulation unit value at end of period	$47.042	$34.873	$36.093	$29.019	$28.347	$26.558	$23.915	$18.074	$15.868
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
DWS International Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.252	$12.368	$9.887	$9.883	$10.076	$10.270	$8.160	$6.923	$7.118
Accumulation unit value at end of period	$13.451	$10.252	$12.368	$9.887	$9.883	$10.076	$10.270	$8.160	$6.923
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.184	$14.886	$12.048	$12.195	$12.590	$12.993	$10.454	$8.981	$10.703
Accumulation unit value at end of period	$15.788	$12.184	$14.886	$12.048	$12.195	$12.590	$12.993	$10.454	$8.981
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	4	4	3	2	2	4
Eaton Vance Atlanta Capital SMID-Cap Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.539	$23.869	$19.184	$17.290	$15.797	$15.058	$11.095	$10.000	$-
Accumulation unit value at end of period	$30.225	$22.539	$23.869	$19.184	$17.290	$15.797	$15.058	$11.095	$-
Number of accumulation units outstanding at end of period (in thousands)	20	17	15	15	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$10.000	$-
Accumulation unit value at end of period	$27.360	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$-
Number of accumulation units outstanding at end of period (in thousands)	5	6	5	6	6	6	4	1	-
APP I-21

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Eaton Vance Balanced Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.474	$28.449	$25.058	$23.956	$23.338	$21.289	$17.601	$15.785	$15.678
Accumulation unit value at end of period	$33.967	$27.474	$28.449	$25.058	$23.956	$23.338	$21.289	$17.601	$15.785
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.299	$25.480	$22.725	$21.998	$21.700	$20.044	$16.779	$15.238	$15.624
Accumulation unit value at end of period	$29.669	$24.299	$25.480	$22.725	$21.998	$21.700	$20.044	$16.779	$15.238
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	1	1	-	0	-	0
Eaton Vance Income Fund of Boston
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.313	$18.840	$17.773	$15.774	$16.099	$15.699	$14.631	$12.898	$12.634
Accumulation unit value at end of period	$20.747	$18.313	$18.840	$17.773	$15.774	$16.099	$15.699	$14.631	$12.898
Number of accumulation units outstanding at end of period (in thousands)	5	5	11	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.492	$18.224	$17.407	$15.643	$16.166	$15.963	$15.064	$13.446	$13.664
Accumulation unit value at end of period	$19.571	$17.492	$18.224	$17.407	$15.643	$16.166	$15.963	$15.064	$13.446
Number of accumulation units outstanding at end of period (in thousands)	35	42	47	45	42	47	47	59	44
Eaton Vance Large-Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.525	$16.663	$14.514	$13.247	$13.392	$12.069	$9.331	$8.060	$7.931
Accumulation unit value at end of period	$20.150	$15.525	$16.663	$14.514	$13.247	$13.392	$12.069	$9.331	$8.060
Number of accumulation units outstanding at end of period (in thousands)	281	314	360	418	649	630	598	565	474
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.172	$18.664	$16.461	$15.213	$15.573	$14.211	$11.125	$9.731	$10.224
Accumulation unit value at end of period	$22.011	$17.172	$18.664	$16.461	$15.213	$15.573	$14.211	$11.125	$9.731
Number of accumulation units outstanding at end of period (in thousands)	22	27	29	51	49	52	67	82	76

APP I-22

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Federated Clover Small Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.014	$19.617	$17.493	$14.378	$15.384	$14.377	$10.935	$10.000	$-
Accumulation unit value at end of period	$19.164	$16.014	$19.617	$17.493	$14.378	$15.384	$14.377	$10.935	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$10.000	$-
Accumulation unit value at end of period	$17.348	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Federated Equity Income Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.809	$17.902	$15.425	$14.088	$14.897	$13.801	$10.487	$-	$-
Accumulation unit value at end of period	$19.171	$15.809	$17.902	$15.425	$14.088	$14.897	$13.801	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.657	$19.101	$16.665	$15.410	$16.501	$15.479	$11.910	$-	$-
Accumulation unit value at end of period	$19.949	$16.657	$19.101	$16.665	$15.410	$16.501	$15.479	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	4	3	2	4	-	-
Federated Kaufmann Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.687	$20.928	$16.390	$15.903	$15.008	$13.752	$9.785	$8.342	$8.409
Accumulation unit value at end of period	$28.860	$21.687	$20.928	$16.390	$15.903	$15.008	$13.752	$9.785	$8.342
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	9
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.586	$23.049	$18.278	$17.956	$17.160	$15.921	$11.471	$9.902	$11.419
Accumulation unit value at end of period	$30.998	$23.586	$23.049	$18.278	$17.956	$17.160	$15.921	$11.471	$9.902
Number of accumulation units outstanding at end of period (in thousands)	36	39	44	54	52	63	73	90	96

APP I-23

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Conservative Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.261	$15.804	$14.292	$13.691	$14.008	$13.554	$12.278	$11.370	$11.400
Accumulation unit value at end of period	$17.283	$15.261	$15.804	$14.292	$13.691	$14.008	$13.554	$12.278	$11.370
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	-	5	6	5	5	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.841	$15.564	$14.251	$13.823	$14.321	$14.031	$12.870	$12.068	$12.562
Accumulation unit value at end of period	$16.599	$14.841	$15.564	$14.251	$13.823	$14.321	$14.031	$12.870	$12.068
Number of accumulation units outstanding at end of period (in thousands)	30	44	42	79	77	76	62	70	57
Franklin Growth Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.675	$17.825	$14.923	$14.163	$14.402	$13.723	$11.343	$10.263	$10.350
Accumulation unit value at end of period	$20.327	$16.675	$17.825	$14.923	$14.163	$14.402	$13.723	$11.343	$10.263
Number of accumulation units outstanding at end of period (in thousands)	2	5	5	-	6	6	5	5	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.273	$18.699	$15.850	$15.232	$15.684	$15.132	$12.665	$11.604	$12.359
Accumulation unit value at end of period	$20.795	$17.273	$18.699	$15.850	$15.232	$15.684	$15.132	$12.665	$11.604
Number of accumulation units outstanding at end of period (in thousands)	59	58	58	84	80	94	81	82	74
Franklin Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.453	$24.275	$19.141	$17.656	$17.320	$15.077	$11.653	$10.249	$10.272
Accumulation unit value at end of period	$30.998	$23.453	$24.275	$19.141	$17.656	$17.320	$15.077	$11.653	$10.249
Number of accumulation units outstanding at end of period (in thousands)	435	477	472	423	380	45	41	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.002	$26.206	$20.922	$19.541	$19.411	$17.110	$13.390	$11.925	$12.245
Accumulation unit value at end of period	$32.635	$25.002	$26.206	$20.922	$19.541	$19.411	$17.110	$13.390	$11.925
Number of accumulation units outstanding at end of period (in thousands)	24	29	33	33	38	36	30	29	21

APP I-24

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin High Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.162	$18.760	$17.577	$14.732	$16.504	$16.569	$15.392	$13.302	$12.980
Accumulation unit value at end of period	$20.755	$18.162	$18.760	$17.577	$14.732	$16.504	$16.569	$15.392	$13.302
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	11	11	15	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.109	$17.897	$16.979	$14.408	$16.345	$16.615	$15.630	$13.677	$13.979
Accumulation unit value at end of period	$19.309	$17.109	$17.897	$16.979	$14.408	$16.345	$16.615	$15.630	$13.677
Number of accumulation units outstanding at end of period (in thousands)	13	15	18	33	30	28	22	21	37
Franklin Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.746	$16.627	$15.337	$13.188	$14.307	$13.741	$12.029	$10.582	$10.307
Accumulation unit value at end of period	$18.226	$15.746	$16.627	$15.337	$13.188	$14.307	$13.741	$12.029	$10.582
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	6	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.461	$17.602	$16.439	$14.314	$15.723	$15.291	$13.554	$12.073	$12.405
Accumulation unit value at end of period	$18.816	$16.461	$17.602	$16.439	$14.314	$15.723	$15.291	$13.554	$12.073
Number of accumulation units outstanding at end of period (in thousands)	77	91	96	126	128	128	142	148	184
Franklin Moderate Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.301	$17.126	$14.895	$14.194	$14.468	$13.901	$12.156	$11.117	$11.165
Accumulation unit value at end of period	$19.138	$16.301	$17.126	$14.895	$14.194	$14.468	$13.901	$12.156	$11.117
Number of accumulation units outstanding at end of period (in thousands)	3	3	10	-	31	34	32	27	23
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.276	$17.316	$15.249	$14.714	$15.186	$14.775	$13.083	$12.115	$12.723
Accumulation unit value at end of period	$18.871	$16.276	$17.316	$15.249	$14.714	$15.186	$14.775	$13.083	$12.115
Number of accumulation units outstanding at end of period (in thousands)	81	92	96	131	128	134	123	131	145

APP I-25

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Mutual Beacon Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.315	$15.642	$13.710	$11.840	$12.376	$11.623	$9.031	$7.779	$7.709
Accumulation unit value at end of period	$17.849	$14.315	$15.642	$13.710	$11.840	$12.376	$11.623	$9.031	$7.779
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.487	$17.137	$15.209	$13.299	$14.076	$13.386	$10.532	$9.186	$9.727
Accumulation unit value at end of period	$19.071	$15.487	$17.137	$15.209	$13.299	$14.076	$13.386	$10.532	$9.186
Number of accumulation units outstanding at end of period (in thousands)	4	4	6	13	13	16	28	34	33
Franklin Mutual Global Discovery Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.893	$16.732	$15.271	$13.568	$14.079	$13.407	$10.703	$9.444	$9.350
Accumulation unit value at end of period	$18.522	$14.893	$16.732	$15.271	$13.568	$14.079	$13.407	$10.703	$9.444
Number of accumulation units outstanding at end of period (in thousands)	54	137	119	118	146	130	165	157	103
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.777	$15.675	$14.485	$13.031	$13.692	$13.203	$10.673	$9.535	$10.075
Accumulation unit value at end of period	$16.922	$13.777	$15.675	$14.485	$13.031	$13.692	$13.203	$10.673	$9.535
Number of accumulation units outstanding at end of period (in thousands)	96	95	97	137	133	153	171	214	221
Franklin Mutual Shares Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.570	$28.153	$26.018	$22.504	$23.466	$21.870	$17.121	$14.920	$14.690
Accumulation unit value at end of period	$31.416	$25.570	$28.153	$26.018	$22.504	$23.466	$21.870	$17.121	$14.920
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.706	$23.087	$21.603	$18.920	$19.977	$18.853	$14.944	$13.187	$13.806
Accumulation unit value at end of period	$25.125	$20.706	$23.087	$21.603	$18.920	$19.977	$18.853	$14.944	$13.187
Number of accumulation units outstanding at end of period (in thousands)	18	18	24	28	29	35	38	45	45

APP I-26

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.306	$26.691	$24.126	$18.617	$20.199	$20.199	$14.993	$12.669	$12.564
Accumulation unit value at end of period	$29.375	$23.306	$26.691	$24.126	$18.617	$20.199	$20.199	$14.993	$12.669
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.924	$26.586	$24.333	$19.012	$20.887	$21.149	$15.896	$13.601	$13.891
Accumulation unit value at end of period	$28.534	$22.924	$26.586	$24.333	$19.012	$20.887	$21.149	$15.896	$13.601
Number of accumulation units outstanding at end of period (in thousands)	20	22	22	22	21	21	26	31	27
Franklin Strategic Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.210	$16.520	$15.809	$14.641	$15.294	$15.043	$14.576	$12.974	$12.824
Accumulation unit value at end of period	$17.534	$16.210	$16.520	$15.809	$14.641	$15.294	$15.043	$14.576	$12.974
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.233	$15.720	$15.232	$14.284	$15.108	$15.047	$14.764	$13.307	$13.708
Accumulation unit value at end of period	$16.272	$15.233	$15.720	$15.232	$14.284	$15.108	$15.047	$14.764	$13.307
Number of accumulation units outstanding at end of period (in thousands)	33	31	46	56	55	68	55	50	41
Franklin Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.268	$15.550	$15.019	$14.609	$14.846	$14.008	$14.146	$13.057	$12.915
Accumulation unit value at end of period	$16.658	$15.268	$15.550	$15.019	$14.609	$14.846	$14.008	$14.146	$13.057
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.944	$14.381	$14.064	$13.852	$14.254	$13.618	$13.925	$13.014	$13.053
Accumulation unit value at end of period	$15.024	$13.944	$14.381	$14.064	$13.852	$14.254	$13.618	$13.925	$13.014
Number of accumulation units outstanding at end of period (in thousands)	13	11	13	16	13	14	13	14	11

APP I-27

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Frost Growth Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.175	$26.445	$20.280	$20.176	$19.038	$16.909	$13.050	$11.607	$11.811
Accumulation unit value at end of period	$36.149	$27.175	$26.445	$20.280	$20.176	$19.038	$16.909	$13.050	$11.607
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.331	$23.977	$18.618	$18.754	$17.920	$16.116	$12.594	$11.342	$12.099
Accumulation unit value at end of period	$31.964	$24.331	$23.977	$18.618	$18.754	$17.920	$16.116	$12.594	$11.342
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Frost Value Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.334	$22.375	$18.770	$17.549	$17.286	$15.695	$11.668	$11.129	$10.988
Accumulation unit value at end of period	$23.874	$19.334	$22.375	$18.770	$17.549	$17.286	$15.695	$11.668	$11.129
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.311	$20.287	$17.231	$16.313	$16.270	$14.958	$11.261	$10.875	$11.310
Accumulation unit value at end of period	$21.109	$17.311	$20.287	$17.231	$16.313	$16.270	$14.958	$11.261	$10.875
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	1	1
Goldman Sachs Government Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.960	$13.918	$13.680	$13.537	$13.498	$12.966	$13.299	$12.971	$12.886
Accumulation unit value at end of period	$14.765	$13.960	$13.918	$13.680	$13.537	$13.498	$12.966	$13.299	$12.971
Number of accumulation units outstanding at end of period (in thousands)	58	67	85	93	114	120	121	124	108
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.522	$12.643	$12.582	$12.607	$12.729	$12.381	$12.858	$12.699	$12.360
Accumulation unit value at end of period	$13.080	$12.522	$12.643	$12.582	$12.607	$12.729	$12.381	$12.858	$12.699
Number of accumulation units outstanding at end of period (in thousands)	21	14	13	15	12	12	25	37	30

APP I-28

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Goldman Sachs Growth Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.330	$23.586	$18.600	$18.395	$19.490	$17.560	$13.321	$11.187	$11.243
Accumulation unit value at end of period	$30.001	$22.330	$23.586	$18.600	$18.395	$19.490	$17.560	$13.321	$11.187
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.747	$25.401	$20.282	$20.310	$21.790	$19.879	$15.270	$12.984	$13.699
Accumulation unit value at end of period	$31.509	$23.747	$25.401	$20.282	$20.310	$21.790	$19.879	$15.270	$12.984
Number of accumulation units outstanding at end of period (in thousands)	8	7	7	11	10	8	5	7	7
Goldman Sachs High Yield Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.358	$21.179	$20.042	$17.634	$18.610	$18.299	$17.021	$14.736	$14.355
Accumulation unit value at end of period	$23.424	$20.358	$21.179	$20.042	$17.634	$18.610	$18.299	$17.021	$14.736
Number of accumulation units outstanding at end of period (in thousands)	95	108	129	147	206	184	161	147	117
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.814	$17.714	$16.973	$15.121	$16.159	$16.088	$15.153	$13.284	$13.689
Accumulation unit value at end of period	$19.107	$16.814	$17.714	$16.973	$15.121	$16.159	$16.088	$15.153	$13.284
Number of accumulation units outstanding at end of period (in thousands)	11	20	20	21	21	24	21	20	19
Goldman Sachs Large Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.666	$16.093	$14.721	$13.224	$13.871	$12.357	$9.320	$7.818	$7.703
Accumulation unit value at end of period	$18.416	$14.666	$16.093	$14.721	$13.224	$13.871	$12.357	$9.320	$7.818
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	5	4	3	11
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.680	$14.089	$13.050	$11.870	$12.607	$11.372	$8.685	$7.377	$7.941
Accumulation unit value at end of period	$15.724	$12.680	$14.089	$13.050	$11.870	$12.607	$11.372	$8.685	$7.377
Number of accumulation units outstanding at end of period (in thousands)	11	9	8	7	7	9	8	7	11

APP I-29

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Goldman Sachs Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$77.696	$87.139	$78.743	$69.779	$77.074	$68.057	$51.389	$48.668	$-
Accumulation unit value at end of period	$102.190	$77.696	$87.139	$78.743	$69.779	$77.074	$68.057	$51.389	$-
Number of accumulation units outstanding at end of period (in thousands)	10	10	12	1	1	1	1	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$18.212	$-
Accumulation unit value at end of period	$34.746	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$-
Number of accumulation units outstanding at end of period (in thousands)	11	13	13	20	18	24	27	29	-
Goldman Sachs Satellite Strategies
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.031	$13.427	$11.749	$11.090	$11.461	$11.494	$11.195	$10.486	$-
Accumulation unit value at end of period	$14.243	$12.031	$13.427	$11.749	$11.090	$11.461	$11.494	$11.195	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.902	$12.320	$10.916	$10.433	$10.918	$11.087	$10.934	$10.328	$-
Accumulation unit value at end of period	$12.745	$10.902	$12.320	$10.916	$10.433	$10.918	$11.087	$10.934	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Goldman Sachs Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.010	$23.364	$20.882	$16.820	$17.851	$16.706	$12.081	$10.408	$10.239
Accumulation unit value at end of period	$24.553	$20.010	$23.364	$20.882	$16.820	$17.851	$16.706	$12.081	$10.408
Number of accumulation units outstanding at end of period (in thousands)	108	141	142	119	80	-	8	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.287	$23.987	$21.707	$17.704	$19.025	$18.029	$13.202	$11.517	$11.979
Accumulation unit value at end of period	$24.582	$20.287	$23.987	$21.707	$17.704	$19.025	$18.029	$13.202	$11.517
Number of accumulation units outstanding at end of period (in thousands)	23	26	35	44	40	46	49	51	52

APP I-30

Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hartford AARP Balanced Retirement Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.297	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Hartford Global Impact Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.583	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Hartford International Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.705	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.351	$8.705	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	-	-	-	-	-	-	-

APP I-31

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Moderate Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.415	$15.331	$13.367	$12.790	$13.151	$13.085	$11.941	$10.658	$10.644
Accumulation unit value at end of period	$17.018	$14.415	$15.331	$13.367	$12.790	$13.151	$13.085	$11.941	$10.658
Number of accumulation units outstanding at end of period (in thousands)	-	-	34	32	32	37	34	43	50
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.445	$13.403	$11.833	$11.464	$11.935	$12.025	$11.112	$10.043	$10.584
Accumulation unit value at end of period	$14.510	$12.445	$13.403	$11.833	$11.464	$11.935	$12.025	$11.112	$10.043
Number of accumulation units outstanding at end of period (in thousands)	15	16	19	21	23	29	23	15	11
Invesco American Franchise Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.000	$20.785	$16.353	$16.031	$15.278	$14.104	$10.095	$10.292	$-
Accumulation unit value at end of period	$27.304	$20.000	$20.785	$16.353	$16.031	$15.278	$14.104	$10.095	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$10.159	$-
Accumulation unit value at end of period	$24.486	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	9	9	7	6	5	-
Invesco American Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.860	$44.581	$40.732	$35.207	$38.668	$35.339	$26.363	$22.529	$21.843
Accumulation unit value at end of period	$48.427	$38.860	$44.581	$40.732	$35.207	$38.668	$35.339	$26.363	$22.529
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	11	11	11	12	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.371	$39.930	$36.940	$32.329	$35.955	$33.272	$25.133	$21.749	$22.540
Accumulation unit value at end of period	$42.300	$34.371	$39.930	$36.940	$32.329	$35.955	$33.272	$25.133	$21.749
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	3	3	3	2	1	1
APP I-32

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Comstock Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.203	$29.856	$25.351	$21.515	$22.873	$20.961	$15.499	$13.035	$12.853
Accumulation unit value at end of period	$32.843	$26.203	$29.856	$25.351	$21.515	$22.873	$20.961	$15.499	$13.035
Number of accumulation units outstanding at end of period (in thousands)	6	6	7	1	6	4	4	3	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.153	$24.407	$20.984	$18.032	$19.411	$18.012	$13.486	$11.485	$12.127
Accumulation unit value at end of period	$26.184	$21.153	$24.407	$20.984	$18.032	$19.411	$18.012	$13.486	$11.485
Number of accumulation units outstanding at end of period (in thousands)	12	16	17	27	30	31	29	41	40
Invesco Developing Markets Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.871	$15.842	$12.154	$10.149	$12.483	$12.903	$13.331	$11.154	$11.346
Accumulation unit value at end of period	$16.728	$12.871	$15.842	$12.154	$10.149	$12.483	$12.903	$13.331	$11.154
Number of accumulation units outstanding at end of period (in thousands)	148	159	150	128	125	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.523	$14.363	$11.157	$9.434	$11.749	$12.297	$12.865	$10.900	$12.599
Accumulation unit value at end of period	$14.791	$11.523	$14.363	$11.157	$9.434	$11.749	$12.297	$12.865	$10.900
Number of accumulation units outstanding at end of period (in thousands)	14	15	14	19	18	14	11	12	8
Invesco Equity and Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.065	$31.064	$28.015	$24.396	$24.983	$22.905	$18.330	$16.238	$15.910
Accumulation unit value at end of period	$33.699	$28.065	$31.064	$28.015	$24.396	$24.983	$22.905	$18.330	$16.238
Number of accumulation units outstanding at end of period (in thousands)	49	44	47	42	48	10	17	11	11
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352	$14.875
Accumulation unit value at end of period	$26.952	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352
Number of accumulation units outstanding at end of period (in thousands)	38	40	44	58	64	86	93	109	99

APP I-33

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Growth and Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.916	$19.548	$17.116	$14.285	$14.750	$13.391	$10.005	$8.732	$8.539
Accumulation unit value at end of period	$21.188	$16.916	$19.548	$17.116	$14.285	$14.750	$13.391	$10.005	$8.732
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	111	112	120
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.965	$21.023	$18.638	$15.751	$16.468	$15.139	$11.453	$10.121	$10.536
Accumulation unit value at end of period	$22.222	$17.965	$21.023	$18.638	$15.751	$16.468	$15.139	$11.453	$10.121
Number of accumulation units outstanding at end of period (in thousands)	16	17	26	40	39	35	36	46	42
Invesco International Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.804	$13.942	$11.368	$11.469	$11.776	$11.787	$9.931	$8.624	$8.793
Accumulation unit value at end of period	$15.103	$11.804	$13.942	$11.368	$11.469	$11.776	$11.787	$9.931	$8.624
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.573	$17.430	$14.391	$14.700	$15.284	$15.491	$13.216	$11.621	$13.188
Accumulation unit value at end of period	$18.414	$14.573	$17.430	$14.391	$14.700	$15.284	$15.491	$13.216	$11.621
Number of accumulation units outstanding at end of period (in thousands)	9	9	13	14	13	13	15	13	12
Invesco Mid Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.160	$21.402	$17.512	$17.431	$17.221	$15.956	$11.646	$10.420	$10.654
Accumulation unit value at end of period	$27.033	$20.160	$21.402	$17.512	$17.431	$17.221	$15.956	$11.646	$10.420
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	3	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.088	$22.670	$18.782	$18.930	$18.937	$17.767	$13.130	$11.896	$13.607
Accumulation unit value at end of period	$27.926	$21.088	$22.670	$18.782	$18.930	$18.937	$17.767	$13.130	$11.896
Number of accumulation units outstanding at end of period (in thousands)	12	13	10	16	14	14	12	17	14

APP I-34

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Oppenheimer Developing Markets Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$84.723	$96.430	$71.550	$66.939	$77.892	$81.824	$75.515	$62.487	$64.852
Accumulation unit value at end of period	$105.040	$84.723	$96.430	$71.550	$66.939	$77.892	$81.824	$75.515	$62.487
Number of accumulation units outstanding at end of period (in thousands)	9	11	13	4	3	3	6	5	4
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$57.654	$66.452	$49.924	$47.293	$55.724	$59.274	$55.391	$46.411	$55.372
Accumulation unit value at end of period	$70.597	$57.654	$66.452	$49.924	$47.293	$55.724	$59.274	$55.391	$46.411
Number of accumulation units outstanding at end of period (in thousands)	8	8	10	13	15	14	11	12	8
Invesco Oppenheimer Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.159	$19.165	$17.021	$14.844	$16.461	$14.958	$11.364	$10.000	$-
Accumulation unit value at end of period	$21.200	$17.159	$19.165	$17.021	$14.844	$16.461	$14.958	$11.364	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.728	$17.789	$15.997	$14.126	$15.862	$14.595	$11.228	$10.000	$-
Accumulation unit value at end of period	$19.191	$15.728	$17.789	$15.997	$14.126	$15.862	$14.595	$11.228	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	4	2	1	1	-	-
Invesco Oppenheimer Global Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$144.620	$167.300	$122.800	$122.610	$118.018	$115.632	$91.212	$75.539	$76.962
Accumulation unit value at end of period	$190.280	$144.620	$167.300	$122.800	$122.610	$118.018	$115.632	$91.212	$75.539
Number of accumulation units outstanding at end of period (in thousands)	10	10	9	9	13	12	12	12	6
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.804	$30.228	$22.465	$22.711	$22.136	$21.961	$17.541	$14.710	$16.750
Accumulation unit value at end of period	$33.527	$25.804	$30.228	$22.465	$22.711	$22.136	$21.961	$17.541	$14.710
Number of accumulation units outstanding at end of period (in thousands)	13	13	15	20	20	29	33	31	31

APP I-35

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Oppenheimer Global Strategic Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.285	$16.039	$15.099	$14.195	$14.537	$14.163	$14.227	$12.523	$12.398
Accumulation unit value at end of period	$16.908	$15.285	$16.039	$15.099	$14.195	$14.537	$14.163	$14.227	$12.523
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.633	$15.549	$14.821	$14.109	$14.631	$14.433	$14.681	$13.084	$13.764
Accumulation unit value at end of period	$15.986	$14.633	$15.549	$14.821	$14.109	$14.631	$14.433	$14.681	$13.084
Number of accumulation units outstanding at end of period (in thousands)	12	12	10	17	15	13	13	18	11
Invesco Oppenheimer Gold & Special Minerals Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$6.912	$7.958	$6.791	$4.566	$5.940	$7.020	$13.455	$14.809	$17.234
Accumulation unit value at end of period	$10.116	$6.912	$7.958	$6.791	$4.566	$5.940	$7.020	$13.455	$14.809
Number of accumulation units outstanding at end of period (in thousands)	8	10	12	-	-	-	9	8	6
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.112	$10.624	$9.180	$6.249	$8.233	$9.853	$19.123	$21.311	$27.262
Accumulation unit value at end of period	$13.172	$9.112	$10.624	$9.180	$6.249	$8.233	$9.853	$19.123	$21.311
Number of accumulation units outstanding at end of period (in thousands)	29	41	36	52	53	39	33	29	30
Invesco Oppenheimer International Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.770	$15.695	$14.156	$13.336	$13.853	$13.808	$14.450	$13.006	$12.948
Accumulation unit value at end of period	$16.164	$14.770	$15.695	$14.156	$13.336	$13.853	$13.808	$14.450	$13.006
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.537	$15.643	$14.286	$13.628	$14.334	$14.467	$15.331	$13.972	$14.950
Accumulation unit value at end of period	$15.712	$14.537	$15.643	$14.286	$13.628	$14.334	$14.467	$15.331	$13.972
Number of accumulation units outstanding at end of period (in thousands)	40	45	51	64	68	75	83	113	120

APP I-36

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Oppenheimer International Diversified Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.885	$18.603	$14.050	$13.962	$13.870	$14.796	$11.891	$10.000	$-
Accumulation unit value at end of period	$19.793	$15.885	$18.603	$14.050	$13.962	$13.870	$14.796	$11.891	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$10.000	$-
Accumulation unit value at end of period	$17.917	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	3	3	2	2	3	-	-
Invesco Oppenheimer International Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.352	$15.353	$12.127	$12.412	$12.032	$12.969	$10.366	$8.524	$8.699
Accumulation unit value at end of period	$15.886	$12.352	$15.353	$12.127	$12.412	$12.032	$12.969	$10.366	$8.524
Number of accumulation units outstanding at end of period (in thousands)	206	230	234	245	324	238	221	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.716	$19.782	$15.821	$16.396	$16.094	$17.565	$14.216	$11.836	$13.614
Accumulation unit value at end of period	$19.961	$15.716	$19.782	$15.821	$16.396	$16.094	$17.565	$14.216	$11.836
Number of accumulation units outstanding at end of period (in thousands)	10	10	14	18	13	10	11	14	11
Invesco Oppenheimer Main Street All Cap Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.914	$17.758	$15.299	$13.931	$14.125	$13.149	$10.178	$8.777	$8.582
Accumulation unit value at end of period	$21.143	$15.914	$17.758	$15.299	$13.931	$14.125	$13.149	$10.178	$8.777
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.222	$19.461	$16.976	$15.652	$16.070	$15.148	$11.872	$10.366	$10.526
Accumulation unit value at end of period	$22.596	$17.222	$19.461	$16.976	$15.652	$16.070	$15.148	$11.872	$10.366
Number of accumulation units outstanding at end of period (in thousands)	3	8	14	16	17	16	15	16	25

APP I-37

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Oppenheimer Main Street Mid Cap Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.733	$19.070	$16.628	$14.661	$15.802	$14.075	$10.551	$9.036	$9.032
Accumulation unit value at end of period	$22.113	$16.733	$19.070	$16.628	$14.661	$15.802	$14.075	$10.551	$9.036
Number of accumulation units outstanding at end of period (in thousands)	18	24	29	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.217	$19.869	$17.542	$15.661	$17.092	$15.415	$11.701	$10.147	$10.770
Accumulation unit value at end of period	$22.469	$17.217	$19.869	$17.542	$15.661	$17.092	$15.415	$11.701	$10.147
Number of accumulation units outstanding at end of period (in thousands)	14	13	15	19	19	20	19	26	28
Invesco Oppenheimer Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.609	$20.265	$17.888	$14.872	$15.995	$14.467	$10.501	$9.591	$9.682
Accumulation unit value at end of period	$21.248	$16.609	$20.265	$17.888	$14.872	$15.995	$14.467	$10.501	$9.591
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.501	$19.152	$17.118	$14.411	$15.694	$14.373	$10.564	$9.770	$10.938
Accumulation unit value at end of period	$19.584	$15.501	$19.152	$17.118	$14.411	$15.694	$14.373	$10.564	$9.770
Number of accumulation units outstanding at end of period (in thousands)	7	7	9	12	12	9	8	14	11
Invesco Oppenheimer Real Estate Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.064	$16.019	$15.394	$14.513	$14.175	$10.787	$10.490	$9.070	$8.657
Accumulation unit value at end of period	$18.970	$15.064	$16.019	$15.394	$14.513	$14.175	$10.787	$10.490	$9.070
Number of accumulation units outstanding at end of period (in thousands)	7	21	22	24	25	26	24	6	4
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.024	$14.025	$13.647	$13.027	$12.883	$9.928	$9.775	$8.559	$8.996
Accumulation unit value at end of period	$16.197	$13.024	$14.025	$13.647	$13.027	$12.883	$9.928	$9.775	$8.559
Number of accumulation units outstanding at end of period (in thousands)	16	11	14	29	32	33	23	21	13

APP I-38

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Oppenheimer Rising Dividends Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.332	$16.402	$14.047	$13.438	$13.530	$12.196	$10.000	$-	$-
Accumulation unit value at end of period	$19.864	$15.332	$16.402	$14.047	$13.438	$13.530	$12.196	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.232	$15.418	$13.370	$12.951	$13.203	$12.052	$10.000	$-	$-
Accumulation unit value at end of period	$18.211	$14.232	$15.418	$13.370	$12.951	$13.203	$12.052	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	1	1	-	-	-	-
Invesco Real Estate Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.026	$27.588	$25.442	$24.048	$23.641	$18.453	$18.128	$17.522	$-
Accumulation unit value at end of period	$33.255	$26.026	$27.588	$25.442	$24.048	$23.641	$18.453	$18.128	$-
Number of accumulation units outstanding at end of period (in thousands)	10	16	23	11	23	26	28	43	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$37.707	$40.476	$37.796	$36.172	$36.007	$28.458	$28.309	$27.593	$-
Accumulation unit value at end of period	$47.582	$37.707	$40.476	$37.796	$36.172	$36.007	$28.458	$28.309	$-
Number of accumulation units outstanding at end of period (in thousands)	14	15	16	22	23	25	24	25	-
Invesco Small Cap Discovery Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.883	$21.006	$16.920	$16.348	$16.460	$15.966	$11.631	$9.961	$10.077
Accumulation unit value at end of period	$25.556	$19.883	$21.006	$16.920	$16.348	$16.460	$15.966	$11.631	$9.961
Number of accumulation units outstanding at end of period (in thousands)	5	10	9	5	-	-	0	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.045	$21.445	$17.490	$17.111	$17.445	$17.134	$12.639	$10.960	$12.040
Accumulation unit value at end of period	$25.444	$20.045	$21.445	$17.490	$17.111	$17.445	$17.134	$12.639	$10.960
Number of accumulation units outstanding at end of period (in thousands)	11	11	11	18	19	21	20	23	25

APP I-39

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Small Cap Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.464	$19.406	$17.086	$15.294	$16.204	$15.860	$11.604	$10.223	$10.248
Accumulation unit value at end of period	$20.765	$16.464	$19.406	$17.086	$15.294	$16.204	$15.860	$11.604	$10.223
Number of accumulation units outstanding at end of period (in thousands)	16	19	20	18	24	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.221	$20.555	$18.325	$16.608	$17.818	$17.659	$13.082	$11.671	$12.590
Accumulation unit value at end of period	$21.450	$17.221	$20.555	$18.325	$16.608	$17.818	$17.659	$13.082	$11.671
Number of accumulation units outstanding at end of period (in thousands)	4	4	7	8	7	6	6	7	10
Invesco Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$47.087	$51.750	$41.430	$37.223	$37.920	$35.220	$25.174	$21.271	$21.469
Accumulation unit value at end of period	$58.520	$47.087	$51.750	$41.430	$37.223	$37.920	$35.220	$25.174	$21.271
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$41.647	$46.351	$37.572	$34.181	$35.259	$33.160	$24.000	$20.534	$22.364
Accumulation unit value at end of period	$51.116	$41.647	$46.351	$37.572	$34.181	$35.259	$33.160	$24.000	$20.534
Number of accumulation units outstanding at end of period (in thousands)	7	5	5	5	4	2	3	2	2
Invesco Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.649	$51.732	$43.735	$36.979	$40.558	$37.855	$26.241	$21.421	$21.443
Accumulation unit value at end of period	$51.038	$38.649	$51.732	$43.735	$36.979	$40.558	$37.855	$26.241	$21.421
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	1	10	10	12	14	18
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.184	$46.334	$39.663	$33.957	$37.712	$35.642	$25.017	$20.679	$22.669
Accumulation unit value at end of period	$44.580	$34.184	$46.334	$39.663	$33.957	$37.712	$35.642	$25.017	$20.679
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	11	10	8	8	5	3

APP I-40

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Ivy Asset Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.227	$18.219	$15.381	$16.261	$17.759	$18.695	$15.038	$12.601	$13.252
Accumulation unit value at end of period	$20.968	$17.227	$18.219	$15.381	$16.261	$17.759	$18.695	$15.038	$12.601
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	12	12	17	16	15	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.236	$16.318	$13.948	$14.931	$16.512	$17.602	$14.337	$12.164	$14.382
Accumulation unit value at end of period	$18.315	$15.236	$16.318	$13.948	$14.931	$16.512	$17.602	$14.337	$12.164
Number of accumulation units outstanding at end of period (in thousands)	16	15	14	19	23	24	24	30	20
Ivy Large Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.836	$25.295	$19.585	$19.354	$18.104	$16.250	$11.978	$10.834	$10.931
Accumulation unit value at end of period	$35.257	$25.836	$25.295	$19.585	$19.354	$18.104	$16.250	$11.978	$10.834
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	41	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.910	$25.688	$20.139	$20.150	$19.086	$17.347	$12.947	$11.858	$12.365
Accumulation unit value at end of period	$34.919	$25.910	$25.688	$20.139	$20.150	$19.086	$17.347	$12.947	$11.858
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	3	2	3	3	3	3
Ivy Natural Resources Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$5.399	$7.064	$6.844	$5.514	$7.087	$8.161	$7.543	$7.506	$8.069
Accumulation unit value at end of period	$5.920	$5.399	$7.064	$6.844	$5.514	$7.087	$8.161	$7.543	$7.506
Number of accumulation units outstanding at end of period (in thousands)	4	12	14	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$6.588	$8.728	$8.563	$6.985	$9.091	$10.601	$9.921	$9.997	$13.510
Accumulation unit value at end of period	$7.134	$6.588	$8.728	$8.563	$6.985	$9.091	$10.601	$9.921	$9.997
Number of accumulation units outstanding at end of period (in thousands)	41	45	48	65	59	60	59	56	60

APP I-41

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Janus Henderson Balanced Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.633	$22.573	$19.122	$18.350	$18.310	$16.939	$14.201	$12.602	$12.508
Accumulation unit value at end of period	$27.634	$22.633	$22.573	$19.122	$18.350	$18.310	$16.939	$14.201	$12.602
Number of accumulation units outstanding at end of period (in thousands)	-	25	25	24	31	26	26	31	33
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.101	$20.302	$17.413	$16.921	$17.096	$16.014	$13.595	$12.216	$12.688
Accumulation unit value at end of period	$24.238	$20.101	$20.302	$17.413	$16.921	$17.096	$16.014	$13.595	$12.216
Number of accumulation units outstanding at end of period (in thousands)	12	11	14	19	24	16	12	13	7
Janus Henderson Enterprise Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.410	$38.915	$30.879	$27.662	$26.846	$24.045	$18.451	$15.726	$15.862
Accumulation unit value at end of period	$51.746	$38.410	$38.915	$30.879	$27.662	$26.846	$24.045	$18.451	$15.726
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.115	$35.001	$28.121	$25.507	$25.066	$22.733	$17.664	$15.244	$15.827
Accumulation unit value at end of period	$45.389	$34.115	$35.001	$28.121	$25.507	$25.066	$22.733	$17.664	$15.244
Number of accumulation units outstanding at end of period (in thousands)	10	11	10	16	14	9	9	11	9
Janus Henderson Forty Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$43.099	$42.654	$33.040	$32.561	$29.007	$26.718	$20.283	$16.404	$16.573
Accumulation unit value at end of period	$58.746	$43.099	$42.654	$33.040	$32.561	$29.007	$26.718	$20.283	$16.404
Number of accumulation units outstanding at end of period (in thousands)	8	10	13	-	-	-	0	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.905	$34.981	$27.436	$27.377	$24.696	$23.033	$17.705	$14.499	$16.081
Accumulation unit value at end of period	$46.986	$34.905	$34.981	$27.436	$27.377	$24.696	$23.033	$17.705	$14.499
Number of accumulation units outstanding at end of period (in thousands)	18	18	22	27	23	28	26	35	29

APP I-42

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Janus Henderson Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.015	$26.632	$23.433	$19.786	$20.629	$18.970	$15.102	$13.730	$13.783
Accumulation unit value at end of period	$29.885	$23.015	$26.632	$23.433	$19.786	$20.629	$18.970	$15.102	$13.730
Number of accumulation units outstanding at end of period (in thousands)	15	16	17	-	-	-	-	19	17
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.441	$23.953	$21.340	$18.244	$19.262	$17.935	$14.457	$13.309	$14.157
Accumulation unit value at end of period	$26.213	$20.441	$23.953	$21.340	$18.244	$19.262	$17.935	$14.457	$13.309
Number of accumulation units outstanding at end of period (in thousands)	8	9	8	12	11	10	8	6	4
Janus Henderson Overseas Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.236	$12.128	$9.265	$9.982	$10.946	$12.719	$11.372	$10.145	$10.791
Accumulation unit value at end of period	$12.971	$10.236	$12.128	$9.265	$9.982	$10.946	$12.719	$11.372	$10.145
Number of accumulation units outstanding at end of period (in thousands)	6	10	11	-	-	-	0	171	137
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.091	$10.907	$8.437	$9.204	$10.220	$12.024	$10.886	$9.834	$12.842
Accumulation unit value at end of period	$11.376	$9.091	$10.907	$8.437	$9.204	$10.220	$12.024	$10.886	$9.834
Number of accumulation units outstanding at end of period (in thousands)	25	26	30	36	36	43	51	57	50
JPMorgan Core Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.330	$14.339	$13.847	$13.563	$13.495	$12.847	$13.099	$12.497	$12.386
Accumulation unit value at end of period	$15.486	$14.330	$14.339	$13.847	$13.563	$13.495	$12.847	$13.099	$12.497
Number of accumulation units outstanding at end of period (in thousands)	250	161	185	146	125	22	44	46	52
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.674	$12.842	$12.558	$12.454	$12.547	$12.096	$12.488	$12.063	$11.794
Accumulation unit value at end of period	$13.526	$12.674	$12.842	$12.558	$12.454	$12.547	$12.096	$12.488	$12.063
Number of accumulation units outstanding at end of period (in thousands)	11	15	13	8	9	8	8	6	5
APP I-43

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
JPMorgan Large Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.511	$20.501	$14.887	$15.216	$14.161	$12.799	$10.000	$-	$-
Accumulation unit value at end of period	$28.455	$20.511	$20.501	$14.887	$15.216	$14.161	$12.799	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.041	$19.272	$14.169	$14.664	$13.820	$12.647	$10.000	$-	$-
Accumulation unit value at end of period	$26.087	$19.041	$19.272	$14.169	$14.664	$13.820	$12.647	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
JPMorgan Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$54.717	$57.487	$40.734	$37.788	$38.619	$38.703	$26.177	$23.324	$23.420
Accumulation unit value at end of period	$75.016	$54.717	$57.487	$40.734	$37.788	$38.619	$38.703	$26.177	$23.324
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	18	23
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$48.396	$51.490	$36.942	$34.700	$35.909	$36.440	$24.956	$22.515	$24.388
Accumulation unit value at end of period	$65.526	$48.396	$51.490	$36.942	$34.700	$35.909	$36.440	$24.956	$22.515
Number of accumulation units outstanding at end of period (in thousands)	9	8	7	9	8	7	8	10	10
JPMorgan Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.979	$46.634	$45.324	$34.901	$37.852	$36.396	$26.729	$22.241	$21.936
Accumulation unit value at end of period	$47.504	$39.979	$46.634	$45.324	$34.901	$37.852	$36.396	$26.729	$22.241
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	4	20	18	16	16	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$35.361	$41.769	$41.104	$32.048	$35.196	$34.267	$25.483	$21.470	$22.732
Accumulation unit value at end of period	$41.494	$35.361	$41.769	$41.104	$32.048	$35.196	$34.267	$25.483	$21.470
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	2	2	1	1	1	0

APP I-44

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
JPMorgan SmartRetirement® 2020 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.111	$16.003	$14.071	$13.328	$13.460	$12.616	$11.123	$10.594	$-
Accumulation unit value at end of period	$17.452	$15.111	$16.003	$14.071	$13.328	$13.460	$12.616	$11.123	$-
Number of accumulation units outstanding at end of period (in thousands)	21	90	78	29	13	26	36	34	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.692	$14.684	$13.073	$12.538	$12.822	$12.169	$10.863	$10.434	$-
Accumulation unit value at end of period	$15.617	$13.692	$14.684	$13.073	$12.538	$12.822	$12.169	$10.863	$-
Number of accumulation units outstanding at end of period (in thousands)	72	80	77	140	111	106	8	4	-
JPMorgan SmartRetirement® 2025 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.638	$16.782	$14.469	$13.665	$13.828	$12.906	$11.045	$10.507	$-
Accumulation unit value at end of period	$18.479	$15.638	$16.782	$14.469	$13.665	$13.828	$12.906	$11.045	$-
Number of accumulation units outstanding at end of period (in thousands)	23	43	43	40	37	32	14	13	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.170	$15.399	$13.443	$12.855	$13.173	$12.448	$10.788	$10.349	$-
Accumulation unit value at end of period	$16.536	$14.170	$15.399	$13.443	$12.855	$13.173	$12.448	$10.788	$-
Number of accumulation units outstanding at end of period (in thousands)	167	147	160	151	144	142	60	48	-
JPMorgan SmartRetirement® 2030 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.045	$17.410	$14.673	$13.858	$14.076	$13.103	$10.948	$10.400	$-
Accumulation unit value at end of period	$19.316	$16.045	$17.410	$14.673	$13.858	$14.076	$13.103	$10.948	$-
Number of accumulation units outstanding at end of period (in thousands)	74	109	95	68	16	10	101	80	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.538	$15.975	$13.632	$13.037	$13.408	$12.638	$10.693	$10.243	$-
Accumulation unit value at end of period	$17.285	$14.538	$15.975	$13.632	$13.037	$13.408	$12.638	$10.693	$-
Number of accumulation units outstanding at end of period (in thousands)	76	69	75	123	138	110	38	9	-

APP I-45

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
JPMorgan SmartRetirement® 2035 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.330	$17.950	$14.940	$14.074	$14.323	$13.314	$10.926	$10.374	$-
Accumulation unit value at end of period	$19.954	$16.330	$17.950	$14.940	$14.074	$14.323	$13.314	$10.926	$-
Number of accumulation units outstanding at end of period (in thousands)	27	49	40	38	56	45	15	10	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.796	$16.471	$13.880	$13.240	$13.643	$12.842	$10.671	$10.217	$-
Accumulation unit value at end of period	$17.856	$14.796	$16.471	$13.880	$13.240	$13.643	$12.842	$10.671	$-
Number of accumulation units outstanding at end of period (in thousands)	78	67	65	69	51	45	9	8	-
JPMorgan SmartRetirement® 2040 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.548	$18.335	$15.082	$14.158	$14.431	$13.408	$10.921	$10.367	$-
Accumulation unit value at end of period	$20.476	$16.548	$18.335	$15.082	$14.158	$14.431	$13.408	$10.921	$-
Number of accumulation units outstanding at end of period (in thousands)	22	100	92	66	53	26	57	47	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.994	$16.823	$14.013	$13.319	$13.747	$12.933	$10.666	$10.210	$-
Accumulation unit value at end of period	$18.323	$14.994	$16.823	$14.013	$13.319	$13.747	$12.933	$10.666	$-
Number of accumulation units outstanding at end of period (in thousands)	62	86	99	95	63	37	7	1	-
JPMorgan SmartRetirement® 2045 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.545	$18.389	$15.103	$14.176	$14.434	$13.420	$10.933	$10.368	$-
Accumulation unit value at end of period	$20.597	$16.545	$18.389	$15.103	$14.176	$14.434	$13.420	$10.933	$-
Number of accumulation units outstanding at end of period (in thousands)	6	19	16	19	40	31	13	10	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.992	$16.873	$14.032	$13.335	$13.749	$12.944	$10.678	$10.212	$-
Accumulation unit value at end of period	$18.431	$14.992	$16.873	$14.032	$13.335	$13.749	$12.944	$10.678	$-
Number of accumulation units outstanding at end of period (in thousands)	59	53	37	69	72	54	5	1	-

APP I-46

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
JPMorgan SmartRetirement® 2050 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.523	$18.367	$15.080	$14.163	$14.422	$13.409	$10.924	$10.369	$-
Accumulation unit value at end of period	$20.574	$16.523	$18.367	$15.080	$14.163	$14.422	$13.409	$10.924	$-
Number of accumulation units outstanding at end of period (in thousands)	21	31	27	23	20	11	86	71	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.972	$16.853	$14.010	$13.323	$13.738	$12.934	$10.669	$10.212	$-
Accumulation unit value at end of period	$18.411	$14.972	$16.853	$14.010	$13.323	$13.738	$12.934	$10.669	$-
Number of accumulation units outstanding at end of period (in thousands)	47	58	64	88	44	30	4	0	-
JPMorgan SmartRetirement® 2055 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.117	$17.903	$14.712	$13.809	$14.060	$13.063	$10.642	$10.000	$-
Accumulation unit value at end of period	$20.075	$16.117	$17.903	$14.712	$13.809	$14.060	$13.063	$10.642	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	-	2	-	1	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.819	$16.669	$13.870	$13.182	$13.590	$12.785	$10.546	$10.000	$-
Accumulation unit value at end of period	$18.229	$14.819	$16.669	$13.870	$13.182	$13.590	$12.785	$10.546	$-
Number of accumulation units outstanding at end of period (in thousands)	24	32	24	16	11	3	1	-	-
JPMorgan SmartRetirement® 2060 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.395	$11.534	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.952	$10.395	$11.534	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.176	$11.434	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.522	$10.176	$11.434	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-47

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
JPMorgan SmartRetirement® Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.623	$14.296	$12.893	$12.283	$12.438	$11.852	$11.013	$10.617	$-
Accumulation unit value at end of period	$15.526	$13.623	$14.296	$12.893	$12.283	$12.438	$11.852	$11.013	$-
Number of accumulation units outstanding at end of period (in thousands)	25	44	42	21	2	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.344	$13.118	$11.979	$11.555	$11.848	$11.432	$10.756	$10.456	$-
Accumulation unit value at end of period	$13.893	$12.344	$13.118	$11.979	$11.555	$11.848	$11.432	$10.756	$-
Number of accumulation units outstanding at end of period (in thousands)	37	40	50	2	14	17	17	11	-
JPMorgan U.S. Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.674	$27.398	$22.619	$20.472	$20.379	$17.965	$13.251	$11.333	$11.358
Accumulation unit value at end of period	$33.787	$25.674	$27.398	$22.619	$20.472	$20.379	$17.965	$13.251	$11.333
Number of accumulation units outstanding at end of period (in thousands)	3	23	35	41	50	10	10	11	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.987	$24.841	$20.765	$19.029	$19.182	$17.122	$12.788	$11.075	$11.558
Accumulation unit value at end of period	$29.875	$22.987	$24.841	$20.765	$19.029	$19.182	$17.122	$12.788	$11.075
Number of accumulation units outstanding at end of period (in thousands)	11	9	14	13	9	6	7	4	3
LKCM Aquinas Catholic Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.847	$23.737	$19.651	$17.943	$18.553	$18.060	$13.518	$12.068	$12.174
Accumulation unit value at end of period	$28.655	$21.847	$23.737	$19.651	$17.943	$18.553	$18.060	$13.518	$12.068
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793	$11.968
Accumulation unit value at end of period	$25.337	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	5	4	4	3	3

APP I-48

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Loomis Sayles Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.315	$22.062	$20.634	$19.075	$20.582	$19.758	$18.757	$16.391	$16.227
Accumulation unit value at end of period	$23.668	$21.315	$22.062	$20.634	$19.075	$20.582	$19.758	$18.757	$16.391
Number of accumulation units outstanding at end of period (in thousands)	144	150	155	136	136	6	5	6	7
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.852	$19.759	$18.713	$17.516	$19.137	$18.602	$17.882	$15.823	$16.588
Accumulation unit value at end of period	$20.674	$18.852	$19.759	$18.713	$17.516	$19.137	$18.602	$17.882	$15.823
Number of accumulation units outstanding at end of period (in thousands)	19	18	17	21	22	16	14	15	10
Lord Abbett Affiliated Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.018	$17.310	$14.907	$12.704	$13.262	$11.834	$8.955	$7.726	$7.638
Accumulation unit value at end of period	$20.061	$16.018	$17.310	$14.907	$12.704	$13.262	$11.834	$8.955	$7.726
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.827	$18.414	$16.056	$13.855	$14.645	$13.233	$10.139	$8.858	$9.532
Accumulation unit value at end of period	$20.812	$16.827	$18.414	$16.056	$13.855	$14.645	$13.233	$10.139	$8.858
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	10	10	16	16	20	25
Lord Abbett Calibrated Dividend Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$44.637	$46.852	$39.342	$34.173	$35.005	$31.380	$-	$-	$-
Accumulation unit value at end of period	$56.499	$44.637	$46.852	$39.342	$34.173	$35.005	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.515	$18.617	$15.829	$13.921	$14.440	$13.110	$-	$-	$-
Accumulation unit value at end of period	$21.895	$17.515	$18.617	$15.829	$13.921	$14.440	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	6	8	-	-	-

APP I-49

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Lord Abbett Developing Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.727	$24.481	$18.843	$19.368	$21.260	$20.591	$13.099	$11.866	$12.168
Accumulation unit value at end of period	$33.937	$25.727	$24.481	$18.843	$19.368	$21.260	$20.591	$13.099	$11.866
Number of accumulation units outstanding at end of period (in thousands)	-	-	4	6	26	25	40	45	47
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.281	$21.469	$16.732	$17.414	$19.356	$18.982	$12.228	$11.216	$12.440
Accumulation unit value at end of period	$29.025	$22.281	$21.469	$16.732	$17.414	$19.356	$18.982	$12.228	$11.216
Number of accumulation units outstanding at end of period (in thousands)	22	23	27	27	27	28	19	19	8
Lord Abbett Fundamental Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.966	$29.455	$26.075	$22.529	$23.260	$21.753	$15.921	$14.377	$14.496
Accumulation unit value at end of period	$33.104	$26.966	$29.455	$26.075	$22.529	$23.260	$21.753	$15.921	$14.377
Number of accumulation units outstanding at end of period (in thousands)	28	31	32	34	36	35	42	50	41
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.353	$25.832	$23.153	$20.256	$21.176	$20.053	$14.861	$13.589	$14.483
Accumulation unit value at end of period	$28.312	$23.353	$25.832	$23.153	$20.256	$21.176	$20.053	$14.861	$13.589
Number of accumulation units outstanding at end of period (in thousands)	22	23	23	25	25	24	30	43	42
Lord Abbett Growth Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.111	$22.880	$18.626	$18.434	$17.954	$16.887	$12.320	$10.825	$11.326
Accumulation unit value at end of period	$30.238	$22.111	$22.880	$18.626	$18.434	$17.954	$16.887	$12.320	$10.825
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.149	$20.066	$16.539	$16.574	$16.346	$15.568	$11.500	$10.232	$11.727
Accumulation unit value at end of period	$25.861	$19.149	$20.066	$16.539	$16.574	$16.346	$15.568	$11.500	$10.232
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	3	2	3	2	5

APP I-50

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Lord Abbett International Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.120	$11.152	$8.914	$9.081	$9.337	$10.312	$8.433	$7.355	$7.570
Accumulation unit value at end of period	$11.074	$9.120	$11.152	$8.914	$9.081	$9.337	$10.312	$8.433	$7.355
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.786	$13.357	$10.810	$11.150	$11.609	$12.984	$10.751	$9.495	$11.364
Accumulation unit value at end of period	$12.935	$10.786	$13.357	$10.810	$11.150	$11.609	$12.984	$10.751	$9.495
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	5	2	1	1	2	4
Lord Abbett Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.673	$16.829	$16.209	$15.579	$15.677	$14.772	$14.982	$13.904	$13.738
Accumulation unit value at end of period	$18.062	$16.673	$16.829	$16.209	$15.579	$15.677	$14.772	$14.982	$13.904
Number of accumulation units outstanding at end of period (in thousands)	292	285	285	256	115	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.440	$14.758	$14.394	$14.007	$14.273	$13.618	$13.985	$13.142	$12.912
Accumulation unit value at end of period	$15.448	$14.440	$14.758	$14.394	$14.007	$14.273	$13.618	$13.985	$13.142
Number of accumulation units outstanding at end of period (in thousands)	21	23	37	31	27	13	22	29	23
Lord Abbett Value Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.943	$23.761	$21.571	$18.533	$19.082	$17.488	$12.850	$11.710	$11.819
Accumulation unit value at end of period	$25.731	$20.943	$23.761	$21.571	$18.533	$19.082	$17.488	$12.850	$11.710
Number of accumulation units outstanding at end of period (in thousands)	23	31	31	29	36	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.751	$21.543	$19.803	$17.227	$17.961	$16.668	$12.400	$11.443	$12.300
Accumulation unit value at end of period	$22.751	$18.751	$21.543	$19.803	$17.227	$17.961	$16.668	$12.400	$11.443
Number of accumulation units outstanding at end of period (in thousands)	30	35	37	40	38	43	53	8	3

APP I-51

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Massachusetts Investors Trust
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.540	$41.761	$33.814	$31.084	$31.005	$27.940	$21.188	$17.778	$17.856
Accumulation unit value at end of period	$52.136	$39.540	$41.761	$33.814	$31.084	$31.005	$27.940	$21.188	$17.778
Number of accumulation units outstanding at end of period (in thousands)	7	13	12	11	33	30	29	23	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.972	$37.404	$30.666	$28.543	$28.829	$26.306	$20.200	$17.162	$18.271
Accumulation unit value at end of period	$45.540	$34.972	$37.404	$30.666	$28.543	$28.829	$26.306	$20.200	$17.162
Number of accumulation units outstanding at end of period (in thousands)	5	4	9	13	11	10	8	5	4
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.492	$11.998	$10.580	$9.986	$10.236	$10.016	$-	$-	$-
Accumulation unit value at end of period	$13.341	$11.492	$11.998	$10.580	$9.986	$10.236	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.835	$11.455	$10.228	$9.775	$10.146	$10.015	$-	$-	$-
Accumulation unit value at end of period	$12.423	$10.835	$11.455	$10.228	$9.775	$10.146	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	11	14	12	13	12	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.687	$12.305	$10.643	$9.973	$10.243	$10.024	$-	$-	$-
Accumulation unit value at end of period	$13.900	$11.687	$12.305	$10.643	$9.973	$10.243	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	5	5	17	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.019	$11.749	$10.289	$9.762	$10.153	$10.023	$-	$-	$-
Accumulation unit value at end of period	$12.943	$11.019	$11.749	$10.289	$9.762	$10.153	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	23	21	19	15	12	-	-	-

APP I-52

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
MassMutual RetireSMARTSM JP Morgan 2030 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.751	$12.480	$10.643	$9.955	$10.236	$10.024	$-	$-	$-
Accumulation unit value at end of period	$14.213	$11.751	$12.480	$10.643	$9.955	$10.236	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.079	$11.915	$10.289	$9.745	$10.146	$10.022	$-	$-	$-
Accumulation unit value at end of period	$13.235	$11.079	$11.915	$10.289	$9.745	$10.146	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	45	40	29	24	22	18	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.765	$12.617	$10.659	$9.961	$10.255	$10.016	$-	$-	$-
Accumulation unit value at end of period	$14.405	$11.765	$12.617	$10.659	$9.961	$10.255	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	14	5	2	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.093	$12.047	$10.304	$9.751	$10.164	$10.014	$-	$-	$-
Accumulation unit value at end of period	$13.414	$11.093	$12.047	$10.304	$9.751	$10.164	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	36	35	35	20	26	17	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.724	$12.669	$10.663	$9.974	$10.258	$10.023	$-	$-	$-
Accumulation unit value at end of period	$14.521	$11.724	$12.669	$10.663	$9.974	$10.258	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.054	$12.096	$10.309	$9.763	$10.168	$10.022	$-	$-	$-
Accumulation unit value at end of period	$13.521	$11.054	$12.096	$10.309	$9.763	$10.168	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	30	26	22	29	25	24	-	-	-

APP I-53

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.739	$12.730	$10.686	$10.001	$10.278	$10.023	$-	$-	$-
Accumulation unit value at end of period	$14.654	$11.739	$12.730	$10.686	$10.001	$10.278	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	2	4	4	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.068	$12.155	$10.331	$9.790	$10.187	$10.022	$-	$-	$-
Accumulation unit value at end of period	$13.645	$11.068	$12.155	$10.331	$9.790	$10.187	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	22	20	14	13	9	4	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.897	$12.855	$10.683	$9.983	$10.287	$10.020	$-	$-	$-
Accumulation unit value at end of period	$14.835	$11.897	$12.855	$10.683	$9.983	$10.287	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.217	$12.274	$10.328	$9.773	$10.196	$10.019	$-	$-	$-
Accumulation unit value at end of period	$13.813	$11.217	$12.274	$10.328	$9.773	$10.196	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	23	17	14	13	11	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.927	$12.878	$10.700	$9.997	$10.286	$10.028	$-	$-	$-
Accumulation unit value at end of period	$14.883	$11.927	$12.878	$10.700	$9.997	$10.286	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.245	$12.296	$10.344	$9.786	$10.196	$10.027	$-	$-	$-
Accumulation unit value at end of period	$13.859	$11.245	$12.296	$10.344	$9.786	$10.196	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	6	5	4	3	3	-	-	-
APP I-54

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.612	$11.477	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.257	$10.612	$11.477	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.366	$11.353	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.789	$10.366	$11.353	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.887	$11.379	$10.436	$9.956	$10.182	$10.009	$-	$-	$-
Accumulation unit value at end of period	$12.473	$10.887	$11.379	$10.436	$9.956	$10.182	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	28	1	1	1	1	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.265	$10.864	$10.089	$9.746	$10.092	$10.008	$-	$-	$-
Accumulation unit value at end of period	$11.614	$10.265	$10.864	$10.089	$9.746	$10.092	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	-	-	-	-	1	-	-	-
MFS® Emerging Markets Debt Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.226	$16.075	$14.702	$13.450	$13.564	$12.984	$13.884	$11.681	$11.507
Accumulation unit value at end of period	$17.329	$15.226	$16.075	$14.702	$13.450	$13.564	$12.984	$13.884	$11.681
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.632	$14.575	$13.497	$12.502	$12.767	$12.375	$13.399	$11.415	$11.522
Accumulation unit value at end of period	$15.322	$13.632	$14.575	$13.497	$12.502	$12.767	$12.375	$13.399	$11.415
Number of accumulation units outstanding at end of period (in thousands)	7	8	10	11	11	9	9	7	5

APP I-55

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® Government Securities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.232	$13.197	$12.949	$12.869	$12.847	$12.278	$12.652	$12.393	$12.308
Accumulation unit value at end of period	$14.038	$13.232	$13.197	$12.949	$12.869	$12.847	$12.278	$12.652	$12.393
Number of accumulation units outstanding at end of period (in thousands)	161	244	242	188	237	208	187	141	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.580	$11.695	$11.620	$11.693	$11.820	$11.438	$11.935	$11.838	$11.486
Accumulation unit value at end of period	$12.133	$11.580	$11.695	$11.620	$11.693	$11.820	$11.438	$11.935	$11.838
Number of accumulation units outstanding at end of period (in thousands)	21	26	40	47	41	44	60	70	64
MFS® Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.120	$23.568	$18.056	$17.666	$16.496	$15.202	$11.153	$9.522	$9.704
Accumulation unit value at end of period	$33.126	$24.120	$23.568	$18.056	$17.666	$16.496	$15.202	$11.153	$9.522
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.961	$21.730	$16.856	$16.699	$15.789	$14.734	$10.945	$9.462	$9.988
Accumulation unit value at end of period	$29.786	$21.961	$21.730	$16.856	$16.699	$15.789	$14.734	$10.945	$9.462
Number of accumulation units outstanding at end of period (in thousands)	2	3	8	7	6	6	5	5	0
MFS® International Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.100	$18.808	$14.237	$13.901	$13.896	$14.681	$12.927	$10.824	$11.102
Accumulation unit value at end of period	$21.690	$17.100	$18.808	$14.237	$13.901	$13.896	$14.681	$12.927	$10.824
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.309	$17.052	$13.069	$12.921	$13.079	$13.992	$12.475	$10.577	$12.220
Accumulation unit value at end of period	$19.178	$15.309	$17.052	$13.069	$12.921	$13.079	$13.992	$12.475	$10.577
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	10	7	6	4	3	1

APP I-56

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® International Intrinsic Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$33.714	$37.138	$29.288	$28.174	$26.464	$26.125	$20.511	$17.717	$17.740
Accumulation unit value at end of period	$42.332	$33.714	$37.138	$29.288	$28.174	$26.464	$26.125	$20.511	$17.717
Number of accumulation units outstanding at end of period (in thousands)	288	314	313	311	279	116	81	59	48
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.819	$33.263	$26.561	$25.871	$24.606	$24.597	$19.554	$17.102	$18.773
Accumulation unit value at end of period	$36.976	$29.819	$33.263	$26.561	$25.871	$24.606	$24.597	$19.554	$17.102
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	11	8	6	5	3	2
MFS® New Discovery Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.513	$17.801	$14.126	$13.008	$13.291	$14.373	$10.204	$9.839	$-
Accumulation unit value at end of period	$24.647	$17.513	$17.801	$14.126	$13.008	$13.291	$14.373	$10.204	$-
Number of accumulation units outstanding at end of period (in thousands)	161	146	143	142	181	39	33	34	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.868	$16.334	$13.124	$12.236	$12.660	$13.863	$9.966	$9.690	$-
Accumulation unit value at end of period	$22.055	$15.868	$16.334	$13.124	$12.236	$12.660	$13.863	$9.966	$-
Number of accumulation units outstanding at end of period (in thousands)	2	4	4	7	7	5	4	1	-
MFS® Research International Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.478	$12.210	$9.533	$9.643	$9.845	$10.581	$8.918	$7.645	$7.811
Accumulation unit value at end of period	$13.372	$10.478	$12.210	$9.533	$9.643	$9.845	$10.581	$8.918	$7.645
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.170	$10.820	$8.554	$8.762	$9.057	$9.857	$8.412	$7.301	$8.657
Accumulation unit value at end of period	$11.556	$9.170	$10.820	$8.554	$8.762	$9.057	$9.857	$8.412	$7.301
Number of accumulation units outstanding at end of period (in thousands)	53	65	80	90	81	78	66	60	49

APP I-57

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® Total Return Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.770	$15.991	$15.379	$14.867	$14.962	$14.171	$14.334	$13.345	$13.181
Accumulation unit value at end of period	$17.316	$15.770	$15.991	$15.379	$14.867	$14.962	$14.171	$14.334	$13.345
Number of accumulation units outstanding at end of period (in thousands)	28	94	94	18	3	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.380	$14.765	$14.379	$14.074	$14.342	$13.754	$14.088	$13.281	$13.126
Accumulation unit value at end of period	$15.593	$14.380	$14.765	$14.379	$14.074	$14.342	$13.754	$14.088	$13.281
Number of accumulation units outstanding at end of period (in thousands)	8	7	9	8	4	3	3	2	1
MFS® Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.603	$17.623	$15.714	$14.436	$14.493	$13.379	$11.256	$10.112	$10.056
Accumulation unit value at end of period	$19.963	$16.603	$17.623	$15.714	$14.436	$14.493	$13.379	$11.256	$10.112
Number of accumulation units outstanding at end of period (in thousands)	25	83	87	91	88	79	60	60	22
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.647	$17.893	$16.155	$15.027	$15.276	$14.279	$12.165	$11.065	$11.268
Accumulation unit value at end of period	$19.767	$16.647	$17.893	$16.155	$15.027	$15.276	$14.279	$12.165	$11.065
Number of accumulation units outstanding at end of period (in thousands)	36	42	45	36	33	33	34	33	28
MFS® Utilities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.013	$17.862	$15.574	$13.980	$16.405	$14.571	$12.125	$10.697	$10.571
Accumulation unit value at end of period	$22.492	$18.013	$17.862	$15.574	$13.980	$16.405	$14.571	$12.125	$10.697
Number of accumulation units outstanding at end of period (in thousands)	3	3	6	-	-	-	5	4	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.343	$21.432	$18.921	$17.197	$20.434	$18.378	$15.485	$13.833	$14.249
Accumulation unit value at end of period	$26.319	$21.343	$21.432	$18.921	$17.197	$20.434	$18.378	$15.485	$13.833
Number of accumulation units outstanding at end of period (in thousands)	14	12	14	34	31	35	34	33	31

APP I-58

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.730	$20.832	$17.735	$15.578	$15.703	$14.237	$10.507	$9.047	$8.993
Accumulation unit value at end of period	$24.300	$18.730	$20.832	$17.735	$15.578	$15.703	$14.237	$10.507	$9.047
Number of accumulation units outstanding at end of period (in thousands)	132	262	274	270	316	295	217	208	114
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.192	$18.238	$15.721	$13.982	$14.272	$13.102	$9.791	$8.537	$8.805
Accumulation unit value at end of period	$20.747	$16.192	$18.238	$15.721	$13.982	$14.272	$13.102	$9.791	$8.537
Number of accumulation units outstanding at end of period (in thousands)	40	39	42	54	59	58	48	58	52
Neuberger Berman Sustainable Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.967	$25.491	$21.537	$19.599	$19.723	$17.879	$12.968	$11.708	$11.776
Accumulation unit value at end of period	$30.105	$23.967	$25.491	$21.537	$19.599	$19.723	$17.879	$12.968	$11.708
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	1	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441	$12.204
Accumulation unit value at end of period	$26.619	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441
Number of accumulation units outstanding at end of period (in thousands)	15	16	13	12	12	11	9	8	4
North Square Oak Ridge Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.193	$12.137	$10.330	$10.240	$10.874	$10.115	$-	$-	$-
Accumulation unit value at end of period	$13.530	$11.193	$12.137	$10.330	$10.240	$10.874	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	14	13	15	15	12	-	-	-

APP I-59

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Nuveen Mid Cap Growth Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.183	$26.614	$21.382	$21.135	$21.346	$19.707	$14.435	$12.571	$13.052
Accumulation unit value at end of period	$32.262	$24.183	$26.614	$21.382	$21.135	$21.346	$19.707	$14.435	$12.571
Number of accumulation units outstanding at end of period (in thousands)	-	13	12	14	12	11	12	16	14
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.652	$24.131	$19.629	$19.646	$20.092	$18.782	$13.931	$12.284	$13.798
Accumulation unit value at end of period	$28.526	$21.652	$24.131	$19.629	$19.646	$20.092	$18.782	$13.931	$12.284
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	1	1	1	3	1
Nuveen NWQ International Value
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.720	$11.896	$9.878	$9.685	$9.449	$10.330	$8.493	$8.283	$-
Accumulation unit value at end of period	$11.485	$9.720	$11.896	$9.878	$9.685	$9.449	$10.330	$8.493	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.807	$10.915	$9.178	$9.111	$9.001	$9.964	$8.295	$8.157	$-
Accumulation unit value at end of period	$10.277	$8.807	$10.915	$9.178	$9.111	$9.001	$9.964	$8.295	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	-
Nuveen Santa Barbara Dividend Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.850	$17.619	$14.717	$13.191	$13.630	$12.074	$10.000	$-	$-
Accumulation unit value at end of period	$22.167	$16.850	$17.619	$14.717	$13.191	$13.630	$12.074	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.641	$16.562	$14.008	$12.713	$13.301	$11.931	$10.000	$-	$-
Accumulation unit value at end of period	$20.322	$15.641	$16.562	$14.008	$12.713	$13.301	$11.931	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-60

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Nuveen Small Cap Select Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.080	$24.865	$22.657	$18.676	$19.073	$18.089	$13.712	$12.234	$11.807
Accumulation unit value at end of period	$28.405	$22.080	$24.865	$22.657	$18.676	$19.073	$18.089	$13.712	$12.234
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.769	$22.544	$20.800	$17.360	$17.952	$17.240	$13.232	$11.955	$12.435
Accumulation unit value at end of period	$25.115	$19.769	$22.544	$20.800	$17.360	$17.952	$17.240	$13.232	$11.955
Number of accumulation units outstanding at end of period (in thousands)	1	2	-	1	-	-	0	2	1
PGIM Jennison 20/20 Focus Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.032	$39.036	$30.838	$29.893	$28.609	$26.914	$20.893	$18.495	$19.007
Accumulation unit value at end of period	$47.608	$37.032	$39.036	$30.838	$29.893	$28.609	$26.914	$20.893	$18.495
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	11	14	15	4
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.754	$34.963	$27.966	$27.449	$26.601	$25.340	$19.918	$17.854	$19.831
Accumulation unit value at end of period	$41.585	$32.754	$34.963	$27.966	$27.449	$26.601	$25.340	$19.918	$17.854
Number of accumulation units outstanding at end of period (in thousands)	1	4	5	6	5	5	5	6	7
PGIM Jennison Mid-Cap Growth Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.267	$39.615	$32.398	$31.202	$32.072	$29.381	$23.013	$19.858	$20.144
Accumulation unit value at end of period	$49.743	$36.267	$39.615	$32.398	$31.202	$32.072	$29.381	$23.013	$19.858
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	4	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.077	$35.481	$29.381	$28.652	$29.821	$27.663	$21.939	$19.170	$20.010
Accumulation unit value at end of period	$43.450	$32.077	$35.481	$29.381	$28.652	$29.821	$27.663	$21.939	$19.170
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	5	5	5	5	4	3

APP I-61

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
PGIM Jennison Natural Resources Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$5.864	$8.126	$7.742	$5.768	$8.171	$10.206	$9.299	$10.000	$-
Accumulation unit value at end of period	$6.832	$5.864	$8.126	$7.742	$5.768	$8.171	$10.206	$9.299	$-
Number of accumulation units outstanding at end of period (in thousands)	47	71	75	83	87	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$10.000	$-
Accumulation unit value at end of period	$6.184	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$-
Number of accumulation units outstanding at end of period (in thousands)	1	9	9	7	2	1	0	-	-
PIMCO Real Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.087	$15.452	$14.928	$14.268	$14.731	$14.301	$15.787	$14.506	$14.438
Accumulation unit value at end of period	$16.309	$15.087	$15.452	$14.928	$14.268	$14.731	$14.301	$15.787	$14.506
Number of accumulation units outstanding at end of period (in thousands)	89	92	106	66	154	147	146	57	50
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.002	$14.522	$14.205	$13.748	$14.372	$14.128	$15.792	$14.694	$14.433
Accumulation unit value at end of period	$14.948	$14.002	$14.522	$14.205	$13.748	$14.372	$14.128	$15.792	$14.694
Number of accumulation units outstanding at end of period (in thousands)	73	74	98	111	117	140	131	143	127
PIMCO Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.150	$17.253	$16.472	$16.116	$16.062	$15.402	$15.765	$14.339	$14.099
Accumulation unit value at end of period	$18.506	$17.150	$17.253	$16.472	$16.116	$16.062	$15.402	$15.765	$14.339
Number of accumulation units outstanding at end of period (in thousands)	58	73	102	159	271	373	347	361	233
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.346	$15.633	$15.113	$14.972	$15.109	$14.671	$15.205	$14.004	$14.117
Accumulation unit value at end of period	$16.354	$15.346	$15.633	$15.113	$14.972	$15.109	$14.671	$15.205	$14.004
Number of accumulation units outstanding at end of period (in thousands)	183	204	221	284	263	284	311	380	316

APP I-62

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
PIMCO Total Return ESG Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.717	$11.839	$11.361	$11.062	$11.047	$10.594	$10.845	$10.000	$-
Accumulation unit value at end of period	$12.735	$11.717	$11.839	$11.361	$11.062	$11.047	$10.594	$10.845	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$10.000	$-
Accumulation unit value at end of period	$11.528	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	1	1	0	0	-
Pioneer Disciplined Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.214	$22.185	$18.268	$16.030	$17.012	$15.523	$11.896	$10.689	$10.564
Accumulation unit value at end of period	$24.888	$19.214	$22.185	$18.268	$16.030	$17.012	$15.523	$11.896	$10.689
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.202	$20.114	$16.770	$14.900	$16.012	$14.795	$11.480	$10.445	$11.142
Accumulation unit value at end of period	$22.006	$17.202	$20.114	$16.770	$14.900	$16.012	$14.795	$11.480	$10.445
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	3	3	3	3	5	4
Pioneer Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.311	$18.636	$15.333	$13.991	$14.051	$12.674	$9.525	$8.667	$8.693
Accumulation unit value at end of period	$23.988	$18.311	$18.636	$15.333	$13.991	$14.051	$12.674	$9.525	$8.667
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.702	$20.305	$16.917	$15.629	$15.894	$14.516	$11.047	$10.177	$10.819
Accumulation unit value at end of period	$25.490	$19.702	$20.305	$16.917	$15.629	$15.894	$14.516	$11.047	$10.177
Number of accumulation units outstanding at end of period (in thousands)	15	22	31	28	26	26	25	34	30

APP I-63

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Pioneer Fundamental Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.487	$19.609	$15.992	$15.435	$14.507	$12.731	$10.000	$-	$-
Accumulation unit value at end of period	$26.082	$19.487	$19.609	$15.992	$15.435	$14.507	$12.731	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.090	$18.433	$15.222	$14.876	$14.157	$12.580	$10.000	$-	$-
Accumulation unit value at end of period	$23.911	$18.090	$18.433	$15.222	$14.876	$14.157	$12.580	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	1	-	-
Pioneer Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.096	$17.512	$15.518	$13.366	$14.284	$12.449	$9.365	$8.449	$8.461
Accumulation unit value at end of period	$18.048	$14.096	$17.512	$15.518	$13.366	$14.284	$12.449	$9.365	$8.449
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.356	$19.320	$17.334	$15.117	$16.359	$14.437	$10.997	$10.047	$10.927
Accumulation unit value at end of period	$19.418	$15.356	$19.320	$17.334	$15.117	$16.359	$14.437	$10.997	$10.047
Number of accumulation units outstanding at end of period (in thousands)	10	14	15	17	17	20	31	31	31
Pioneer Strategic Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.879	$18.228	$17.326	$16.095	$16.335	$15.614	$15.383	$13.826	$13.687
Accumulation unit value at end of period	$19.703	$17.879	$18.228	$17.326	$16.095	$16.335	$15.614	$15.383	$13.826
Number of accumulation units outstanding at end of period (in thousands)	103	150	139	120	84	75	99	89	34
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.354	$16.884	$16.250	$15.285	$15.707	$15.203	$15.167	$13.803	$14.023
Accumulation unit value at end of period	$17.798	$16.354	$16.884	$16.250	$15.285	$15.707	$15.203	$15.167	$13.803
Number of accumulation units outstanding at end of period (in thousands)	30	29	32	40	35	30	31	36	32

APP I-64

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Putnam Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.839	$21.644	$18.236	$16.060	$16.588	$14.752	$11.207	$9.417	$9.304
Accumulation unit value at end of period	$25.777	$19.839	$21.644	$18.236	$16.060	$16.588	$14.752	$11.207	$9.417
Number of accumulation units outstanding at end of period (in thousands)	3	6	7	7	8	7	5	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.601	$23.865	$20.360	$18.154	$18.987	$17.098	$13.153	$11.191	$11.407
Accumulation unit value at end of period	$27.719	$21.601	$23.865	$20.360	$18.154	$18.987	$17.098	$13.153	$11.191
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	6	6	8	6	7	5
Putnam High Yield Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.412	$19.128	$17.918	$15.525	$16.416	$16.104	$15.078	$13.099	$12.757
Accumulation unit value at end of period	$20.991	$18.412	$19.128	$17.918	$15.525	$16.416	$16.104	$15.078	$13.099
Number of accumulation units outstanding at end of period (in thousands)	-	5	7	6	11	11	12	11	13
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.677	$18.597	$17.639	$15.475	$16.569	$16.458	$15.603	$13.726	$14.092
Accumulation unit value at end of period	$19.904	$17.677	$18.597	$17.639	$15.475	$16.569	$16.458	$15.603	$13.726
Number of accumulation units outstanding at end of period (in thousands)	13	14	14	14	13	13	9	10	6
Putnam International Capital Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.553	$12.642	$9.398	$9.677	$9.461	$10.929	$8.829	$7.226	$7.566
Accumulation unit value at end of period	$13.282	$10.553	$12.642	$9.398	$9.677	$9.461	$10.929	$8.829	$7.226
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	3	4	4	3	3	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.128	$11.073	$8.334	$8.689	$8.602	$10.062	$8.231	$6.821	$8.843
Accumulation unit value at end of period	$11.345	$9.128	$11.073	$8.334	$8.689	$8.602	$10.062	$8.231	$6.821
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	6	7	7	7	5	4
APP I-65

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Royce Small-Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.898	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.666	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Royce Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.680	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	22	-	-	-	-	-	-	-
T. Rowe Price Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.040	$17.790	$15.400	$12.981	$13.986	$13.082	$10.136	$8.691	$8.532
Accumulation unit value at end of period	$20.194	$16.040	$17.790	$15.400	$12.981	$13.986	$13.082	$10.136	$8.691
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.867	$15.575	$13.651	$11.652	$12.712	$12.040	$9.445	$8.201	$8.418
Accumulation unit value at end of period	$17.242	$13.867	$15.575	$13.651	$11.652	$12.712	$12.040	$9.445	$8.201
Number of accumulation units outstanding at end of period (in thousands)	18	16	15	27	32	29	28	34	31

APP I-66

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
T. Rowe Price Growth Stock Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.073	$25.467	$19.152	$18.983	$17.210	$15.895	$11.476	$9.698	$9.795
Accumulation unit value at end of period	$32.626	$25.073	$25.467	$19.152	$18.983	$17.210	$15.895	$11.476	$9.698
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.678	$22.296	$16.978	$17.039	$15.642	$14.628	$10.695	$9.151	$9.794
Accumulation unit value at end of period	$27.857	$21.678	$22.296	$16.978	$17.039	$15.642	$14.628	$10.695	$9.151
Number of accumulation units outstanding at end of period (in thousands)	68	72	79	112	103	94	88	95	84
Templeton Foreign Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.028	$27.092	$23.140	$20.729	$22.311	$25.013	$19.669	$16.590	$17.127
Accumulation unit value at end of period	$25.898	$23.028	$27.092	$23.140	$20.729	$22.311	$25.013	$19.669	$16.590
Number of accumulation units outstanding at end of period (in thousands)	158	193	234	283	381	13	13	15	16
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.016	$22.655	$19.593	$17.772	$19.369	$21.987	$17.507	$14.953	$18.134
Accumulation unit value at end of period	$21.120	$19.016	$22.655	$19.593	$17.772	$19.369	$21.987	$17.507	$14.953
Number of accumulation units outstanding at end of period (in thousands)	14	16	16	22	24	26	31	28	29
Templeton Global Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.558	$18.325	$17.904	$16.855	$17.605	$17.331	$16.955	$14.641	$14.630
Accumulation unit value at end of period	$18.675	$18.558	$18.325	$17.904	$16.855	$17.605	$17.331	$16.955	$14.641
Number of accumulation units outstanding at end of period (in thousands)	133	153	159	123	134	5	33	37	29
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.872	$17.872	$17.680	$16.853	$17.824	$17.768	$17.601	$15.389	$16.796
Accumulation unit value at end of period	$17.762	$17.872	$17.872	$17.680	$16.853	$17.824	$17.768	$17.601	$15.389
Number of accumulation units outstanding at end of period (in thousands)	44	54	64	84	83	98	99	101	73

APP I-67

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Templeton Growth Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.553	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$41.974	$36.553	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.704	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.809	$15.704	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	11	-	-	-	-	-	-	-
The Hartford Balanced Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.986	$17.911	$16.075	$14.455	$14.508	$13.488	$12.045	$11.312	$-
Accumulation unit value at end of period	$20.205	$16.986	$17.911	$16.075	$14.455	$14.508	$13.488	$12.045	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.391	$16.435	$14.935	$13.598	$13.820	$13.010	$11.764	$11.141	$-
Accumulation unit value at end of period	$18.081	$15.391	$16.435	$14.935	$13.598	$13.820	$13.010	$11.764	$-
Number of accumulation units outstanding at end of period (in thousands)	8	6	5	3	1	1	0	0	-
The Hartford Capital Appreciation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.015	$19.995	$16.490	$15.840	$15.633	$14.565	$10.276	$8.546	$8.570
Accumulation unit value at end of period	$24.795	$19.015	$19.995	$16.490	$15.840	$15.633	$14.565	$10.276	$8.546
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	37
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.416	$17.480	$14.597	$14.198	$14.188	$13.385	$9.562	$8.052	$9.167
Accumulation unit value at end of period	$21.140	$16.416	$17.480	$14.597	$14.198	$14.188	$13.385	$9.562	$8.052
Number of accumulation units outstanding at end of period (in thousands)	16	16	19	31	40	45	42	43	32

APP I-68

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
The Hartford Checks and Balances Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.249	$19.981	$17.478	$16.267	$16.321	$15.059	$12.321	$10.851	$10.742
Accumulation unit value at end of period	$23.565	$19.249	$19.981	$17.478	$16.267	$16.321	$15.059	$12.321	$10.851
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.234	$18.116	$16.045	$15.121	$15.362	$14.352	$11.890	$10.603	$11.019
Accumulation unit value at end of period	$20.837	$17.234	$18.116	$16.045	$15.121	$15.362	$14.352	$11.890	$10.603
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	9	9	8	6	7	10
The Hartford Conservative Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.409	$13.917	$12.646	$12.139	$12.564	$12.598	$12.464	$11.391	$11.347
Accumulation unit value at end of period	$15.243	$13.409	$13.917	$12.646	$12.139	$12.564	$12.598	$12.464	$11.391
Number of accumulation units outstanding at end of period (in thousands)	-	-	8	1	1	3	3	3	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.577	$12.167	$11.195	$10.880	$11.403	$11.577	$11.599	$10.733	$11.050
Accumulation unit value at end of period	$12.996	$11.577	$12.167	$11.195	$10.880	$11.403	$11.577	$11.599	$10.733
Number of accumulation units outstanding at end of period (in thousands)	7	7	6	5	4	3	3	4	4
The Hartford Dividend and Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.240	$22.491	$19.102	$16.718	$16.968	$15.106	$11.537	$10.212	$10.007
Accumulation unit value at end of period	$27.126	$21.240	$22.491	$19.102	$16.718	$16.968	$15.106	$11.537	$10.212
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.337	$19.662	$16.909	$14.984	$15.400	$13.882	$10.736	$9.622	$9.783
Accumulation unit value at end of period	$23.128	$18.337	$19.662	$16.909	$14.984	$15.400	$13.882	$10.736	$9.622
Number of accumulation units outstanding at end of period (in thousands)	18	19	19	20	23	20	15	23	9

APP I-69

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
The Hartford Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.449	$26.585	$22.644	$19.718	$19.865	$18.223	$14.098	$12.412	$12.029
Accumulation unit value at end of period	$30.768	$24.449	$26.585	$22.644	$19.718	$19.865	$18.223	$14.098	$12.412
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.890	$24.103	$20.787	$18.328	$18.698	$17.368	$13.606	$12.129	$11.713
Accumulation unit value at end of period	$27.206	$21.890	$24.103	$20.787	$18.328	$18.698	$17.368	$13.606	$12.129
Number of accumulation units outstanding at end of period (in thousands)	7	6	6	5	5	4	3	9	6
The Hartford Growth Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.774	$17.034	$14.383	$13.673	$14.187	$13.936	$11.583	$10.033	$10.055
Accumulation unit value at end of period	$19.234	$15.774	$17.034	$14.383	$13.673	$14.187	$13.936	$11.583	$10.033
Number of accumulation units outstanding at end of period (in thousands)	-	-	35	35	36	39	37	37	24
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.618	$14.892	$12.732	$12.255	$12.876	$12.807	$10.779	$9.454	$10.182
Accumulation unit value at end of period	$16.399	$13.618	$14.892	$12.732	$12.255	$12.876	$12.807	$10.779	$9.454
Number of accumulation units outstanding at end of period (in thousands)	4	4	13	34	30	34	28	34	25
The Hartford Growth Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.907	$25.961	$19.945	$20.171	$18.253	$16.087	$11.934	$9.450	$9.773
Accumulation unit value at end of period	$33.666	$25.907	$25.961	$19.945	$20.171	$18.253	$16.087	$11.934	$9.450
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.366	$22.696	$17.655	$18.080	$16.566	$14.784	$11.106	$8.904	$10.371
Accumulation unit value at end of period	$28.704	$22.366	$22.696	$17.655	$18.080	$16.566	$14.784	$11.106	$8.904
Number of accumulation units outstanding at end of period (in thousands)	11	9	7	8	3	3	4	2	2

APP I-70

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
The Hartford High Yield Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.803	$18.459	$17.234	$15.239	$15.910	$15.564	$14.681	$13.687	$-
Accumulation unit value at end of period	$20.417	$17.803	$18.459	$17.234	$15.239	$15.910	$15.564	$14.681	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$12.845	$-
Accumulation unit value at end of period	$17.410	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-
The Hartford Inflation Plus Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.204	$13.386	$13.318	$12.659	$12.852	$12.781	$14.080	$13.244	$13.233
Accumulation unit value at end of period	$14.081	$13.204	$13.386	$13.318	$12.659	$12.852	$12.781	$14.080	$13.244
Number of accumulation units outstanding at end of period (in thousands)	-	5	5	5	5	5	5	88	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.678	$11.989	$12.078	$11.624	$11.950	$12.033	$13.423	$12.785	$12.454
Accumulation unit value at end of period	$12.299	$11.678	$11.989	$12.078	$11.624	$11.950	$12.033	$13.423	$12.785
Number of accumulation units outstanding at end of period (in thousands)	11	14	12	12	13	11	12	10	8
The Hartford International Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.044	$16.090	$12.951	$12.859	$12.717	$13.302	$11.045	$9.273	$9.512
Accumulation unit value at end of period	$16.386	$13.044	$16.090	$12.951	$12.859	$12.717	$13.302	$11.045	$9.273
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.261	$14.066	$11.464	$11.525	$11.541	$12.224	$10.278	$8.738	$10.193
Accumulation unit value at end of period	$13.970	$11.261	$14.066	$11.464	$11.525	$11.541	$12.224	$10.278	$8.738
Number of accumulation units outstanding at end of period (in thousands)	14	17	17	18	10	5	2	1	1

APP I-71

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
The Hartford Midcap Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.388	$28.577	$23.060	$20.700	$20.422	$18.447	$13.270	$11.161	$11.288
Accumulation unit value at end of period	$34.894	$26.388	$28.577	$23.060	$20.700	$20.422	$18.447	$13.270	$11.161
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.626	$25.909	$21.170	$19.241	$19.222	$17.581	$12.806	$10.907	$12.044
Accumulation unit value at end of period	$30.853	$23.626	$25.909	$21.170	$19.241	$19.222	$17.581	$12.806	$10.907
Number of accumulation units outstanding at end of period (in thousands)	12	14	14	19	18	17	13	12	9
The Hartford MidCap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.585	$19.462	$17.214	$15.320	$15.582	$14.465	$10.804	$10.152	$-
Accumulation unit value at end of period	$21.623	$16.585	$19.462	$17.214	$15.320	$15.582	$14.465	$10.804	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.027	$17.858	$15.993	$14.412	$14.843	$13.952	$10.552	$9.998	$-
Accumulation unit value at end of period	$19.349	$15.027	$17.858	$15.993	$14.412	$14.843	$13.952	$10.552	$-
Number of accumulation units outstanding at end of period (in thousands)	1	5	5	4	2	1	2	0	-
The Hartford Small Company Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.837	$19.679	$15.711	$15.415	$16.815	$15.793	$11.005	$9.556	$9.781
Accumulation unit value at end of period	$25.726	$18.837	$19.679	$15.711	$15.415	$16.815	$15.793	$11.005	$9.556
Number of accumulation units outstanding at end of period (in thousands)	-	7	25	52	50	44	42	36	15
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.262	$17.204	$13.907	$13.817	$15.261	$14.514	$10.241	$9.004	$10.225
Accumulation unit value at end of period	$21.934	$16.262	$17.204	$13.907	$13.817	$15.261	$14.514	$10.241	$9.004
Number of accumulation units outstanding at end of period (in thousands)	6	7	10	11	12	11	9	8	8

APP I-72

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
The Hartford Total Return Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.617	$14.831	$14.118	$13.616	$13.748	$13.049	$13.308	$12.418	$12.259
Accumulation unit value at end of period	$16.062	$14.617	$14.831	$14.118	$13.616	$13.748	$13.049	$13.308	$12.418
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.621	$12.968	$12.499	$12.205	$12.479	$11.994	$12.385	$11.702	$11.466
Accumulation unit value at end of period	$13.695	$12.621	$12.968	$12.499	$12.205	$12.479	$11.994	$12.385	$11.702
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	4	4	4	4	7	3
Thornburg International Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.926	$26.182	$20.935	$21.522	$20.245	$21.510	$18.656	$16.166	$16.563
Accumulation unit value at end of period	$26.926	$20.926	$26.182	$20.935	$21.522	$20.245	$21.510	$18.656	$16.166
Number of accumulation units outstanding at end of period (in thousands)	23	25	4	4	4	4	4	5	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.508	$23.449	$18.986	$19.762	$18.824	$20.252	$17.785	$15.605	$18.679
Accumulation unit value at end of period	$23.519	$18.508	$23.449	$18.986	$19.762	$18.824	$20.252	$17.785	$15.605
Number of accumulation units outstanding at end of period (in thousands)	12	12	12	17	20	19	19	22	19
Thornburg Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.850	$41.880	$33.914	$31.771	$30.679	$27.486	$19.677	$17.759	$18.057
Accumulation unit value at end of period	$48.818	$37.850	$41.880	$33.914	$31.771	$30.679	$27.486	$19.677	$17.759
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.477	$37.511	$30.756	$29.174	$28.526	$25.878	$18.759	$17.144	$20.455
Accumulation unit value at end of period	$42.641	$33.477	$37.511	$30.756	$29.174	$28.526	$25.878	$18.759	$17.144
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	1	2	2	3	3	2

APP I-73

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
TIAA-CREF Bond Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.241	$11.282	$10.936	$10.708	$10.678	$10.101	$10.368	$10.000	$-
Accumulation unit value at end of period	$12.155	$11.241	$11.282	$10.936	$10.708	$10.678	$10.101	$10.368	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$10.000	$-
Accumulation unit value at end of period	$11.003	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$-
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-
TIAA-CREF Equity Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.596	$22.863	$18.918	$16.824	$16.789	$14.962	$11.238	$10.000	$-
Accumulation unit value at end of period	$28.202	$21.596	$22.863	$18.918	$16.824	$16.789	$14.962	$11.238	$-
Number of accumulation units outstanding at end of period (in thousands)	90	92	85	81	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$10.000	$-
Accumulation unit value at end of period	$25.530	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$-
Number of accumulation units outstanding at end of period (in thousands)	3	5	3	3	3	-	-	-	-
TIAA-CREF Large-Cap Growth Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.980	$24.421	$18.816	$17.626	$16.739	$14.848	$11.162	$10.000	$-
Accumulation unit value at end of period	$32.602	$23.980	$24.421	$18.816	$17.626	$16.739	$14.848	$11.162	$-
Number of accumulation units outstanding at end of period (in thousands)	82	87	81	82	2	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$10.000	$-
Accumulation unit value at end of period	$29.512	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$-
Number of accumulation units outstanding at end of period (in thousands)	9	11	7	3	-	-	0	-	-

APP I-74

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
TIAA-CREF Large-Cap Value Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.623	$21.453	$18.934	$16.185	$16.878	$14.923	$11.303	$10.000	$-
Accumulation unit value at end of period	$24.743	$19.623	$21.453	$18.934	$16.185	$16.878	$14.923	$11.303	$-
Number of accumulation units outstanding at end of period (in thousands)	106	103	96	87	47	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$10.000	$-
Accumulation unit value at end of period	$22.398	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	8	-	-	-	0	-	-
Timothy Plan Large/Mid-Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.888	$25.124	$21.381	$19.703	$20.121	$18.117	$13.735	$12.135	$12.198
Accumulation unit value at end of period	$29.038	$22.888	$25.124	$21.381	$19.703	$20.121	$18.117	$13.735	$12.135
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	2	0	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858	$12.285
Accumulation unit value at end of period	$25.676	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	1	1	2	2	1
Victory Diversified Stock Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.109	$25.517	$20.042	$19.320	$19.897	$18.068	$13.438	$11.540	$11.417
Accumulation unit value at end of period	$28.575	$22.109	$25.517	$20.042	$19.320	$19.897	$18.068	$13.438	$11.540
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	25	30	31	25
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.257	$23.676	$18.828	$18.378	$19.165	$17.622	$13.271	$11.540	$12.371
Accumulation unit value at end of period	$25.856	$20.257	$23.676	$18.828	$18.378	$19.165	$17.622	$13.271	$11.540
Number of accumulation units outstanding at end of period (in thousands)	3	5	5	6	6	12	12	15	19

APP I-75

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Victory Munder Mid-Cap Core Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$52.402	$60.825	$48.988	$45.751	$47.959	$43.640	$32.718	$28.273	$28.764
Accumulation unit value at end of period	$66.051	$52.402	$60.825	$48.988	$45.751	$47.959	$43.640	$32.718	$28.273
Number of accumulation units outstanding at end of period (in thousands)	2	5	6	1	1	1	1	2	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.122	$23.653	$19.288	$18.240	$19.361	$17.839	$13.542	$11.849	$12.775
Accumulation unit value at end of period	$25.049	$20.122	$23.653	$19.288	$18.240	$19.361	$17.839	$13.542	$11.849
Number of accumulation units outstanding at end of period (in thousands)	5	5	3	3	3	6	6	5	5
Victory Special Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.138	$22.081	$17.504	$16.857	$17.476	$16.396	$12.546	$11.387	$11.481
Accumulation unit value at end of period	$24.512	$19.138	$22.081	$17.504	$16.857	$17.476	$16.396	$12.546	$11.387
Number of accumulation units outstanding at end of period (in thousands)	-	2	3	-	-	-	13	12	12
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.327	$19.076	$15.311	$14.930	$15.674	$14.890	$11.537	$10.603	$11.861
Accumulation unit value at end of period	$20.652	$16.327	$19.076	$15.311	$14.930	$15.674	$14.890	$11.537	$10.603
Number of accumulation units outstanding at end of period (in thousands)	14	14	16	21	24	26	26	30	38
Victory Sycamore Established Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$44.279	$49.325	$42.646	$35.345	$35.105	$31.372	$23.337	$20.814	$20.674
Accumulation unit value at end of period	$56.836	$44.279	$49.325	$42.646	$35.345	$35.105	$31.372	$23.337	$20.814
Number of accumulation units outstanding at end of period (in thousands)	162	191	188	147	126	18	16	17	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.163	$44.179	$38.676	$32.456	$32.641	$29.538	$22.249	$20.093	$20.886
Accumulation unit value at end of period	$49.646	$39.163	$44.179	$38.676	$32.456	$32.641	$29.538	$22.249	$20.093
Number of accumulation units outstanding at end of period (in thousands)	5	5	3	3	3	2	2	1	1
APP I-76

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Victory Sycamore Small Company Opportunity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.404	$26.686	$23.938	$18.463	$18.598	$17.471	$13.145	$11.720	$11.609
Accumulation unit value at end of period	$30.874	$24.404	$26.686	$23.938	$18.463	$18.598	$17.471	$13.145	$11.720
Number of accumulation units outstanding at end of period (in thousands)	33	74	83	81	82	80	67	63	15
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.356	$23.649	$21.480	$16.775	$17.110	$16.275	$12.399	$11.194	$11.524
Accumulation unit value at end of period	$26.683	$21.356	$23.649	$21.480	$16.775	$17.110	$16.275	$12.399	$11.194
Number of accumulation units outstanding at end of period (in thousands)	26	28	31	35	33	30	24	28	20
Virtus Ceredex Large-Cap Value Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.454	$20.650	$17.817	$15.468	$16.276	$14.696	$10.979	$10.411	$-
Accumulation unit value at end of period	$24.094	$18.454	$20.650	$17.817	$15.468	$16.276	$14.696	$10.979	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.722	$18.948	$16.554	$14.551	$15.504	$14.175	$10.723	$10.254	$-
Accumulation unit value at end of period	$21.561	$16.722	$18.948	$16.554	$14.551	$15.504	$14.175	$10.723	$-
Number of accumulation units outstanding at end of period (in thousands)	-	3	3	1	-	-	0	-	-
Virtus Ceredex Mid-Cap Value Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$44.261	$48.151	$43.290	$36.127	$38.544	$34.819	$26.603	$21.916	$21.824
Accumulation unit value at end of period	$58.705	$44.261	$48.151	$43.290	$36.127	$38.544	$34.819	$26.603	$21.916
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	2	2	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.148	$43.127	$39.259	$33.174	$35.839	$32.783	$25.362	$21.156	$23.120
Accumulation unit value at end of period	$51.278	$39.148	$43.127	$39.259	$33.174	$35.839	$32.783	$25.362	$21.156
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	7	8	7	6	5	5

APP I-77

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Virtus Ceredex Small-Cap Value Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.934	$45.746	$41.568	$32.280	$34.414	$33.796	$25.101	$21.551	$21.466
Accumulation unit value at end of period	$46.808	$39.934	$45.746	$41.568	$32.280	$34.414	$33.796	$25.101	$21.551
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	2	2	2	2	2	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$35.320	$40.973	$37.698	$29.642	$31.998	$31.820	$23.930	$20.804	$22.242
Accumulation unit value at end of period	$40.886	$35.320	$40.973	$37.698	$29.642	$31.998	$31.820	$23.930	$20.804
Number of accumulation units outstanding at end of period (in thousands)	7	9	9	10	9	10	9	7	5
Virtus SEIX Total Return Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.873	$12.935	$12.628	$12.285	$12.297	$11.584	$11.983	$11.447	$11.323
Accumulation unit value at end of period	$13.735	$12.873	$12.935	$12.628	$12.285	$12.297	$11.584	$11.983	$11.447
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.525	$11.728	$11.593	$11.419	$11.574	$11.040	$11.564	$11.186	$10.730
Accumulation unit value at end of period	$12.145	$11.525	$11.728	$11.593	$11.419	$11.574	$11.040	$11.564	$11.186
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0
Wells Fargo Asset Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.592	$15.032	$13.094	$12.508	$13.170	$13.118	$11.783	$10.678	$10.694
Accumulation unit value at end of period	$16.279	$13.592	$15.032	$13.094	$12.508	$13.170	$13.118	$11.783	$10.678
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.695	$15.338	$13.528	$13.084	$13.950	$14.071	$12.797	$11.742	$12.240
Accumulation unit value at end of period	$16.199	$13.695	$15.338	$13.528	$13.084	$13.950	$14.071	$12.797	$11.742
Number of accumulation units outstanding at end of period (in thousands)	3	3	6	5	5	7	6	12	7

APP I-78

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Wells Fargo Emerging Markets Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.742	$28.294	$21.050	$18.853	$21.766	$22.963	$23.575	$20.957	$21.756
Accumulation unit value at end of period	$30.289	$23.742	$28.294	$21.050	$18.853	$21.766	$22.963	$23.575	$20.957
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	1	1	1	1	1	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.999	$25.342	$19.089	$17.311	$20.238	$21.620	$22.475	$20.231	$23.890
Accumulation unit value at end of period	$26.456	$20.999	$25.342	$19.089	$17.311	$20.238	$21.620	$22.475	$20.231
Number of accumulation units outstanding at end of period (in thousands)	39	41	42	49	48	48	42	32	22
Wells Fargo Utility and Telecommunications Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.655	$29.688	$26.121	$23.197	$25.238	$21.713	$18.363	$16.858	$16.549
Accumulation unit value at end of period	$39.084	$30.655	$29.688	$26.121	$23.197	$25.238	$21.713	$18.363	$16.858
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.113	$26.591	$23.689	$21.300	$23.466	$20.443	$17.506	$16.273	$15.447
Accumulation unit value at end of period	$34.139	$27.113	$26.591	$23.689	$21.300	$23.466	$20.443	$17.506	$16.273
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	2	1	1
Alger Capital Appreciation Institutional Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.005	$27.242	$20.793	$20.698	$19.485	$17.197	$12.757	$10.800	$10.829
Accumulation unit value at end of period	$35.948	$27.005	$27.242	$20.793	$20.698	$19.485	$17.197	$12.757	$10.800
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	7	6	87	110	122
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.773	$33.480	$25.874	$26.079	$24.859	$22.216	$16.687	$14.306	$15.493
Accumulation unit value at end of period	$43.085	$32.773	$33.480	$25.874	$26.079	$24.859	$22.216	$16.687	$14.306
Number of accumulation units outstanding at end of period (in thousands)	24	23	27	36	31	31	26	26	20

APP I-79

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Alger Mid Cap Growth Institutional Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.676	$18.084	$13.959	$13.762	$13.953	$12.757	$9.366	$8.057	$8.229
Accumulation unit value at end of period	$21.645	$16.676	$18.084	$13.959	$13.762	$13.953	$12.757	$9.366	$8.057
Number of accumulation units outstanding at end of period (in thousands)	6	7	8	-	-	-	0	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.795	$21.738	$16.990	$16.959	$17.412	$16.119	$11.983	$10.438	$11.976
Accumulation unit value at end of period	$25.374	$19.795	$21.738	$16.990	$16.959	$17.412	$16.119	$11.983	$10.438
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	4	7	10	12	13	16
Blackrock S&P 500 Index V.I. Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.357	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.254	$9.357	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	120	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.266	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.984	$9.266	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	36	-	-	-	-	-	-	-
MSIF Global Opportunity Portfolio
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.182	$15.273	$10.377	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.913	$14.182	$15.273	$10.377	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	4	-	-	-	-	-

APP I-80

This form must be completed for all tax-sheltered annuities.
SECTION 403(b)(11) ACKNOWLEDGMENT FORM
The Talcott Resolution Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:
a.
attained age 59½

b.
severance from employment

c.
died, or

d.
become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59½ because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Talcott Resolution variable annuity. Please refer to your Plan.
Please complete the following and return to:
MassMutual U.S. Workplace Solutions
P.O. Box 1583
Hartford, CT 06144-1583
Name of Contractholder/Participant
Address
City or Plan/School District
Date

FOR
STATEMENT OF ADDITIONAL INFORMATION

To obtain a Statement of Additional Information, complete the form below and mail to:
MassMutual U.S. Workplace Solutions
P.O. Box 1583
Hartford, CT 06144-1583
Please send the current Statement of Additional Information for HV-6777 to me at the following address:

Name

Address

City/State Zip Code

Part B

Statement of Additional Information Talcott Resolution Life Insurance Company Separate Account Eleven Talcott 403(b) Cornerstone Innovations HV-6777
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.
To obtain a prospectus, send a written request to Talcott Resolution Life Insurance Company Attn: MassMutual U.S. Workplace Solutions, P.O. Box 1583, Hartford, CT 06144-1583.
Date of Prospectus: May 1, 2020
Date of Statement of Additional Information: May 1, 2020

 2

GENERAL INFORMATION
Safekeeping of Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.
Experts
The consolidated financial statements of Talcott Resolution Life Insurance Company included in this Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place I, 185 Asylum St, Hartford, Connecticut 06103.
The financial statements of Talcott Resolution Life Insurance Company Separate Account Eleven as of December 31, 2019 and for each of the years or periods in the two years then ended presented therein, have been included herein in reliance upon the report of KPMG LLP, an independent registered public accounting firm, also included herein, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is Two Financial Center, 60 South Street, Boston MA 20111.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.
Principal Underwriter
Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.
MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2019, 2018, and 2017, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.
Additional Payments
As of December 31, 2019, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.

 3

PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Talcott Resolution uses a hypothetical initial premium payment of  $1,000.00 and deducts for any applicable Program and Administrative Charge, the highest possible Contingent Deferred Sales Charge, and the Annual Maintenance Fee.
The formula Talcott Resolution uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of  $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying Fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Contingent Deferred Sales Charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.
The formula Talcott Resolution uses to calculate yield is: YIELD = 2[(a – b/cd +1)6 – 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying Fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying Fund. The first step in determining yield is to compute the base period return. Talcott Resolution takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Talcott Resolution then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR”. Once the base period return is calculated, Talcott Resolution then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A – B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that Talcott Resolution deducts for Program and Administrative Charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Talcott Resolution uses is:

 4

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] – 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

APPENDIX I
ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the applicable Program and Administrative Charge payable by you. The tables show the classes of Accumulation Unit Values corresponding to all currently applicable Program and Administrative Charges. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the Prospectus.

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB Discovery Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.053	$24.832	$22.032	$17.714	$18.824	$17.331	$12.630	$10.698	$10.655
Accumulation unit value at end of period	$25.209	$21.053	$24.832	$22.032	$17.714	$18.824	$17.331	$12.630	$10.698
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.960	$23.661	$21.098	$17.048	$18.206	$16.846	$14.047	$-	$-
Accumulation unit value at end of period	$23.780	$19.960	$23.661	$21.098	$17.048	$18.206	$16.846	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	7	22	23	22	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.643	$23.321	$20.826	$16.853	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.368	$19.643	$23.321	$20.826	$16.853	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	5	3	3	4	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.435	$23.096	$20.646	$16.724	$17.906	$16.609	$12.195	$11.596	$-
Accumulation unit value at end of period	$23.097	$19.434	$23.096	$20.646	$16.724	$17.906	$16.609	$12.195	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	5	5	-	0	0	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.228	$22.874	$20.468	$16.596	$17.787	$16.516	$12.139	$10.370	$10.370
Accumulation unit value at end of period	$22.829	$19.228	$22.874	$20.468	$16.596	$17.787	$16.516	$12.139	$10.370
Number of accumulation units outstanding at end of period (in thousands)	3	3	6	4	2	2	2	2	2

APP I-1

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.822	$22.437	$20.116	$16.344	$17.551	$16.330	$12.026	$10.294	$10.294
Accumulation unit value at end of period	$22.302	$18.822	$22.437	$20.116	$16.344	$17.551	$16.330	$12.026	$10.294
Number of accumulation units outstanding at end of period (in thousands)	8	13	13	6	6	11	10	7	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.425	$22.007	$19.771	$16.095	$17.319	$16.146	$11.914	$10.219	$11.183
Accumulation unit value at end of period	$21.788	$18.425	$22.007	$19.771	$16.095	$17.319	$16.146	$11.914	$10.219
Number of accumulation units outstanding at end of period (in thousands)	7	9	6	14	14	16	17	18	20
AB International Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.603	$22.911	$18.354	$18.534	$18.079	$19.347	$15.850	$13.879	$14.400
Accumulation unit value at end of period	$20.503	$17.603	$22.911	$18.354	$18.534	$18.079	$19.347	$15.850	$13.879
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	-	1	-	0	0	0
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.676	$12.657	$10.190	$10.342	$10.138	$10.904	$9.726	$-	$-
Accumulation unit value at end of period	$11.214	$9.676	$12.657	$10.190	$10.342	$10.138	$10.904	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	7	7	14	15	7	7	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$9.478	$12.417	$10.011	$10.176	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.968	$9.478	$12.417	$10.011	$10.176	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	19	23	25	16	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$5.813	$7.623	$6.153	$6.260	$6.152	$6.633	$5.475	$5.562	$-
Accumulation unit value at end of period	$6.720	$5.813	$7.623	$6.153	$6.260	$6.152	$6.633	$5.475	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	2	5	4	5	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.220	$12.103	$9.779	$9.959	$9.797	$10.574	$8.736	$7.715	$7.715
Accumulation unit value at end of period	$10.648	$9.220	$12.103	$9.779	$9.959	$9.797	$10.574	$8.736	$7.715
Number of accumulation units outstanding at end of period (in thousands)	21	21	26	22	37	55	56	53	50

APP I-2

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$5.614	$7.384	$5.978	$6.100	$6.013	$6.503	$5.384	$4.764	$4.764
Accumulation unit value at end of period	$6.471	$5.614	$7.384	$5.978	$6.100	$6.013	$6.503	$5.384	$4.764
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	4	8	19
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.946	$11.791	$9.564	$9.780	$9.659	$10.467	$8.683	$7.698	$9.627
Accumulation unit value at end of period	$10.290	$8.946	$11.791	$9.564	$9.780	$9.659	$10.467	$8.683	$7.698
Number of accumulation units outstanding at end of period (in thousands)	14	16	15	25	25	29	45	43	40
AB Sustainable International Thematic Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.141	$11.059	$8.225	$8.853	$9.045	$9.174	$8.097	$7.017	$7.207
Accumulation unit value at end of period	$11.597	$9.141	$11.059	$8.225	$8.853	$9.045	$9.174	$8.097	$7.017
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$8.626	$10.488	$7.839	$8.480	$8.707	$8.876	$8.368	$-	$-
Accumulation unit value at end of period	$10.889	$8.626	$10.488	$7.839	$8.480	$8.707	$8.876	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	24	22	14	16	4	3	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.955	$14.559	$10.898	$11.807	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.069	$11.955	$14.559	$10.898	$11.807	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$8.379	$10.213	$7.653	$8.300	$8.543	$8.730	$7.763	$7.723	$-
Accumulation unit value at end of period	$10.551	$8.379	$10.213	$7.653	$8.300	$8.543	$8.730	$7.763	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	5	5	6	5	4	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.659	$14.226	$10.670	$11.583	$11.935	$12.209	$10.868	$9.498	$9.498
Accumulation unit value at end of period	$14.666	$11.659	$14.226	$10.670	$11.583	$11.935	$12.209	$10.868	$9.498
Number of accumulation units outstanding at end of period (in thousands)	10	6	8	3	3	3	0	0	0

APP I-3

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$8.092	$9.894	$7.436	$8.088	$8.350	$8.559	$7.634	$6.685	$6.685
Accumulation unit value at end of period	$10.159	$8.092	$9.894	$7.436	$8.088	$8.350	$8.559	$7.634	$6.685
Number of accumulation units outstanding at end of period (in thousands)	5	9	10	9	6	5	11	8	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.088	$13.584	$10.229	$11.149	$11.534	$11.846	$10.587	$9.289	$11.236
Accumulation unit value at end of period	$13.893	$11.088	$13.584	$10.229	$11.149	$11.534	$11.846	$10.587	$9.289
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	11	11	10	10	17	19
AllianzGI NFJ Dividend Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.489	$17.233	$14.895	$12.854	$14.069	$12.831	$9.974	$8.755	$8.573
Accumulation unit value at end of period	$19.308	$15.489	$17.233	$14.895	$12.854	$14.069	$12.831	$9.974	$8.755
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.685	$16.420	$14.263	$12.371	$13.607	$12.472	$10.863	$-	$-
Accumulation unit value at end of period	$18.214	$14.685	$16.420	$14.263	$12.371	$13.607	$12.472	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	34	104	98	88	122	135	136	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.452	$16.184	$14.079	$12.229	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.898	$14.452	$16.184	$14.079	$12.229	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	28	57	74	57	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.298	$16.028	$13.958	$12.136	$13.382	$12.297	$9.631	$9.292	$-
Accumulation unit value at end of period	$17.690	$14.298	$16.028	$13.958	$12.136	$13.382	$12.297	$9.631	$-
Number of accumulation units outstanding at end of period (in thousands)	33	37	45	49	58	54	51	90	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.147	$15.874	$13.837	$12.043	$13.293	$12.227	$9.586	$8.486	$8.486
Accumulation unit value at end of period	$17.485	$14.147	$15.874	$13.837	$12.043	$13.293	$12.227	$9.586	$8.486
Number of accumulation units outstanding at end of period (in thousands)	20	20	18	18	19	13	13	10	12

APP I-4

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.848	$15.570	$13.599	$11.860	$13.117	$12.090	$9.497	$8.424	$8.424
Accumulation unit value at end of period	$17.082	$13.848	$15.570	$13.599	$11.860	$13.117	$12.090	$9.497	$8.424
Number of accumulation units outstanding at end of period (in thousands)	24	42	69	59	55	54	55	43	10
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.556	$15.272	$13.366	$11.679	$12.944	$11.953	$9.409	$8.362	$8.485
Accumulation unit value at end of period	$16.688	$13.556	$15.272	$13.366	$11.679	$12.944	$11.953	$9.409	$8.362
Number of accumulation units outstanding at end of period (in thousands)	75	86	100	130	123	119	112	108	102
AllianzGI NFJ International Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.183	$10.929	$8.899	$9.528	$11.005	$11.660	$10.579	$9.748	$-
Accumulation unit value at end of period	$11.162	$9.183	$10.929	$8.899	$9.528	$11.005	$11.660	$10.579	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$8.828	$10.559	$8.641	$9.298	$10.794	$11.493	$11.013	$-	$-
Accumulation unit value at end of period	$10.676	$8.828	$10.559	$8.641	$9.298	$10.794	$11.493	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$8.724	$10.451	$8.565	$9.230	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.535	$8.724	$10.451	$8.565	$9.230	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	4	4	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$8.656	$10.379	$8.515	$9.185	$10.689	$11.410	$10.431	$9.934	$-
Accumulation unit value at end of period	$10.442	$8.656	$10.379	$8.515	$9.185	$10.689	$11.410	$10.431	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$8.588	$10.308	$8.465	$9.140	$10.648	$11.377	$10.411	$9.648	$-
Accumulation unit value at end of period	$10.349	$8.587	$10.308	$8.465	$9.140	$10.648	$11.377	$10.411	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	0	0	-

APP I-5

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$8.453	$10.167	$8.366	$9.051	$10.565	$11.312	$10.372	$9.624	$-
Accumulation unit value at end of period	$10.167	$8.453	$10.167	$8.366	$9.051	$10.565	$11.312	$10.372	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.321	$10.028	$8.268	$8.963	$10.483	$11.247	$10.333	$9.601	$-
Accumulation unit value at end of period	$9.988	$8.321	$10.028	$8.268	$8.963	$10.483	$11.247	$10.333	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
American Century Diversified Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.503	$12.732	$12.341	$12.068	$12.072	$11.425	$11.734	$11.191	$11.045
Accumulation unit value at end of period	$13.523	$12.503	$12.732	$12.341	$12.068	$12.072	$11.425	$11.734	$11.191
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.962	$12.242	$11.926	$11.721	$11.783	$11.208	$11.644	$-	$-
Accumulation unit value at end of period	$12.874	$11.962	$12.242	$11.926	$11.721	$11.783	$11.208	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.805	$12.099	$11.804	$11.618	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.685	$11.805	$12.099	$11.804	$11.618	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.701	$12.004	$11.723	$11.551	$11.641	$11.101	$11.486	$11.156	$-
Accumulation unit value at end of period	$12.561	$11.701	$12.004	$11.723	$11.551	$11.641	$11.101	$11.486	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	$-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.598	$11.911	$11.643	$11.483	$11.585	$11.058	$11.454	$11.017	$11.017
Accumulation unit value at end of period	$12.438	$11.598	$11.911	$11.643	$11.483	$11.585	$11.058	$11.454	$11.017
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
APP I-6

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.394	$11.725	$11.485	$11.350	$11.473	$10.973	$11.389	$10.977	$10.977
Accumulation unit value at end of period	$12.195	$11.394	$11.725	$11.485	$11.350	$11.473	$10.973	$11.389	$10.977
Number of accumulation units outstanding at end of period (in thousands)	5	4	3	3	1	1	3	2	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.194	$11.543	$11.329	$11.218	$11.362	$10.889	$11.324	$10.936	$10.684
Accumulation unit value at end of period	$11.957	$11.194	$11.543	$11.329	$11.218	$11.362	$10.889	$11.324	$10.936
Number of accumulation units outstanding at end of period (in thousands)	13	10	9	5	3	3	2	2	1
American Century Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.681	$40.558	$35.873	$30.095	$29.991	$26.763	$22.434	$20.168	$19.676
Accumulation unit value at end of period	$47.886	$38.681	$40.558	$35.873	$30.095	$29.991	$26.763	$22.434	$20.168
Number of accumulation units outstanding at end of period (in thousands)	566	622	682	720	773	-	0	0	0
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$37.150	$39.149	$34.800	$29.340	$29.386	$26.355	$24.642	$-	$-
Accumulation unit value at end of period	$45.762	$37.150	$39.149	$34.800	$29.340	$29.386	$26.355	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	17	20	54	53	64	156	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$29.365	$30.991	$27.589	$23.296	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$36.117	$29.365	$30.991	$27.589	$23.296	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	17	32	31	30	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.546	$18.536	$16.518	$13.961	$14.018	$12.604	$10.644	$10.053	$-
Accumulation unit value at end of period	$21.559	$17.546	$18.536	$16.518	$13.961	$14.018	$12.604	$10.644	$-
Number of accumulation units outstanding at end of period (in thousands)	54	66	65	74	79	92	89	78	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$32.117	$33.964	$30.297	$25.633	$25.763	$23.186	$19.601	$17.772	$17.772
Accumulation unit value at end of period	$39.424	$32.117	$33.964	$30.297	$25.633	$25.763	$23.186	$19.601	$17.772
Number of accumulation units outstanding at end of period (in thousands)	20	21	32	35	35	28	30	60	55

APP I-7

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.945	$17.956	$16.048	$13.605	$13.702	$12.356	$10.467	$9.509	$9.509
Accumulation unit value at end of period	$20.758	$16.945	$17.956	$16.048	$13.605	$13.702	$12.356	$10.467	$9.509
Number of accumulation units outstanding at end of period (in thousands)	13	20	22	21	18	43	47	27	21
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.537	$28.176	$25.234	$21.435	$21.630	$19.545	$16.589	$15.101	$14.895
Accumulation unit value at end of period	$32.444	$26.537	$28.176	$25.234	$21.435	$21.630	$19.545	$16.589	$15.101
Number of accumulation units outstanding at end of period (in thousands)	21	27	28	28	28	33	32	43	44
American Century Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$41.733	$42.543	$32.772	$31.559	$30.248	$27.268	$21.125	$18.590	$18.763
Accumulation unit value at end of period	$56.382	$41.733	$42.543	$32.772	$31.559	$30.248	$27.268	$21.125	$18.590
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$39.734	$40.709	$31.516	$30.501	$29.381	$26.618	$22.666	$-	$-
Accumulation unit value at end of period	$53.413	$39.734	$40.709	$31.516	$30.501	$29.381	$26.618	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	1	1	5	9	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$39.153	$40.174	$31.148	$30.190	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$52.553	$39.153	$40.174	$31.148	$30.190	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	8	19	20	19	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$38.770	$39.822	$30.906	$29.985	$28.956	$26.299	$20.528	$20.508	$-
Accumulation unit value at end of period	$51.987	$38.770	$39.822	$30.906	$29.985	$28.956	$26.299	$20.528	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	3	4	4	14	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$38.391	$39.473	$30.665	$29.781	$28.788	$26.173	$20.450	$18.149	$18.149
Accumulation unit value at end of period	$51.428	$38.391	$39.473	$30.665	$29.781	$28.788	$26.173	$20.450	$18.149
Number of accumulation units outstanding at end of period (in thousands)	1	2	3	2	4	3	3	3	-

APP I-8

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$37.645	$38.783	$30.189	$29.378	$28.455	$25.922	$20.294	$18.047	$18.047
Accumulation unit value at end of period	$50.327	$37.645	$38.783	$30.189	$29.378	$28.455	$25.922	$20.294	$18.047
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	2	2	2	1	1	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$36.913	$38.105	$29.721	$28.980	$28.126	$25.673	$20.140	$17.946	$18.891
Accumulation unit value at end of period	$49.250	$36.912	$38.105	$29.721	$28.980	$28.126	$25.673	$20.140	$17.946
Number of accumulation units outstanding at end of period (in thousands)	7	7	6	6	6	5	4	4	1
American Century Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.688	$27.305	$24.527	$20.022	$20.393	$17.575	$13.550	$11.669	$11.475
Accumulation unit value at end of period	$30.450	$23.688	$27.305	$24.527	$20.022	$20.393	$17.575	$13.550	$11.669
Number of accumulation units outstanding at end of period (in thousands)	15	24	24	24	8	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.663	$26.255	$23.702	$19.446	$19.905	$17.240	$15.040	$-	$-
Accumulation unit value at end of period	$28.987	$22.663	$26.255	$23.702	$19.446	$19.905	$17.240	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	2	3	3	3	2	2	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.365	$25.948	$23.460	$19.276	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.563	$22.365	$25.948	$23.460	$19.276	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	7	8	7	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.168	$25.746	$23.300	$19.164	$19.665	$17.075	$13.264	$12.399	$-
Accumulation unit value at end of period	$28.283	$22.168	$25.746	$23.300	$19.164	$19.665	$17.075	$13.264	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.972	$25.545	$23.141	$19.052	$19.570	$17.009	$13.226	$11.488	$11.488
Accumulation unit value at end of period	$28.006	$21.972	$25.545	$23.141	$19.052	$19.570	$17.009	$13.226	$11.488
Number of accumulation units outstanding at end of period (in thousands)	1	1	4	1	-	-	0	0	-

APP I-9

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.587	$25.147	$22.827	$18.830	$19.381	$16.879	$13.151	$11.445	$11.445
Accumulation unit value at end of period	$27.460	$21.587	$25.147	$22.827	$18.830	$19.381	$16.879	$13.151	$11.445
Number of accumulation units outstanding at end of period (in thousands)	1	4	4	5	4	1	0	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.208	$24.756	$22.516	$18.612	$19.194	$16.750	$13.076	$11.403	$11.562
Accumulation unit value at end of period	$26.924	$21.208	$24.756	$22.516	$18.612	$19.194	$16.750	$13.076	$11.403
Number of accumulation units outstanding at end of period (in thousands)	4	4	6	6	5	4	4	3	1
American Century Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.625	$30.952	$28.162	$22.387	$23.061	$22.136	$16.458	$14.145	$14.017
Accumulation unit value at end of period	$34.096	$25.625	$30.952	$28.162	$22.387	$23.061	$22.136	$16.458	$14.145
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.660	$33.579	$30.704	$24.530	$25.395	$24.499	$20.201	$-	$-
Accumulation unit value at end of period	$36.620	$27.660	$33.579	$30.704	$24.530	$25.395	$24.499	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.060	$32.899	$30.128	$24.106	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.772	$27.060	$32.899	$30.128	$24.106	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	6	6	5	5	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.024	$23.152	$21.223	$16.998	$17.641	$17.061	$12.780	$12.028	$-
Accumulation unit value at end of period	$25.123	$19.024	$23.152	$21.223	$16.998	$17.641	$17.061	$12.780	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	1	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.279	$32.015	$29.377	$23.552	$24.467	$23.686	$17.761	$15.396	$15.396
Accumulation unit value at end of period	$34.671	$26.279	$32.015	$29.377	$23.552	$24.467	$23.686	$17.761	$15.396
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	1	1	1	1	1	1

APP I-10

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.525	$22.614	$20.792	$16.702	$17.387	$16.865	$12.671	$11.006	$11.006
Accumulation unit value at end of period	$24.392	$18.525	$22.614	$20.792	$16.702	$17.387	$16.865	$12.671	$11.006
Number of accumulation units outstanding at end of period (in thousands)	-	-	4	3	3	3	3	3	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.785	$30.317	$27.930	$22.481	$23.449	$22.791	$17.158	$14.933	$15.910
Accumulation unit value at end of period	$32.569	$24.785	$30.317	$27.930	$22.481	$23.449	$22.791	$17.158	$14.933
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	3	3	4	4	5	3
American Funds AMCAP Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.251	$22.754	$18.713	$17.221	$17.141	$15.339	$11.248	$9.748	$9.780
Accumulation unit value at end of period	$28.012	$22.251	$22.754	$18.713	$17.221	$17.141	$15.339	$11.248	$9.748
Number of accumulation units outstanding at end of period (in thousands)	18	17	21	26	28	31	73	83	75
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.996	$21.579	$17.835	$16.495	$16.501	$14.840	$12.242	$-	$-
Accumulation unit value at end of period	$26.301	$20.996	$21.579	$17.835	$16.495	$16.501	$14.840	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	34	29	30	39	43	31	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.182	$24.891	$20.603	$19.083	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.246	$24.182	$24.891	$20.603	$19.083	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.396	$21.015	$17.412	$16.144	$16.190	$14.597	$10.785	$10.449	$-
Accumulation unit value at end of period	$25.485	$20.396	$21.015	$17.412	$16.144	$16.190	$14.597	$10.785	$-
Number of accumulation units outstanding at end of period (in thousands)	40	39	37	30	54	39	37	58	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.582	$24.322	$20.172	$18.722	$18.795	$16.962	$12.544	$10.964	$10.964
Accumulation unit value at end of period	$29.436	$23.582	$24.322	$20.172	$18.722	$18.795	$16.962	$12.544	$10.964
Number of accumulation units outstanding at end of period (in thousands)	13	11	9	12	12	15	20	22	13

APP I-11

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.698	$20.357	$16.917	$15.732	$15.825	$14.311	$10.605	$9.288	$9.288
Accumulation unit value at end of period	$24.539	$19.697	$20.357	$16.917	$15.732	$15.825	$14.311	$10.605	$9.288
Number of accumulation units outstanding at end of period (in thousands)	9	17	21	32	31	41	36	20	22
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.426	$23.223	$19.338	$18.019	$18.162	$16.457	$12.219	$10.723	$11.222
Accumulation unit value at end of period	$27.882	$22.426	$23.223	$19.338	$18.019	$18.162	$16.457	$12.219	$10.723
Number of accumulation units outstanding at end of period (in thousands)	39	47	47	47	47	50	40	45	39
American Funds American Mutual Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.341	$19.822	$16.909	$14.862	$15.353	$13.684	$10.733	$9.591	$9.407
Accumulation unit value at end of period	$23.466	$19.341	$19.822	$16.909	$14.862	$15.353	$13.684	$10.733	$9.591
Number of accumulation units outstanding at end of period (in thousands)	56	60	63	66	150	141	151	165	63
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.251	$18.798	$16.116	$14.236	$14.780	$13.240	$11.818	$-	$-
Accumulation unit value at end of period	$22.033	$18.251	$18.798	$16.116	$14.236	$14.780	$13.240	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	5	5	10	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.955	$22.649	$19.446	$17.203	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.465	$21.955	$22.649	$19.446	$17.203	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	7	4	3	4	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.729	$18.307	$15.733	$13.933	$14.502	$13.023	$10.290	$9.782	$-
Accumulation unit value at end of period	$21.349	$17.729	$18.307	$15.733	$13.933	$14.502	$13.023	$10.290	$-
Number of accumulation units outstanding at end of period (in thousands)	20	22	24	28	28	27	29	80	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.411	$22.131	$19.039	$16.877	$17.584	$15.806	$12.502	$11.268	$11.268
Accumulation unit value at end of period	$25.757	$21.411	$22.131	$19.039	$16.877	$17.584	$15.806	$12.502	$11.268
Number of accumulation units outstanding at end of period (in thousands)	8	8	6	6	8	5	9	8	4

APP I-12

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.122	$17.733	$15.286	$13.578	$14.174	$12.767	$10.119	$9.138	$9.138
Accumulation unit value at end of period	$20.556	$17.122	$17.733	$15.286	$13.578	$14.174	$12.767	$10.119	$9.138
Number of accumulation units outstanding at end of period (in thousands)	21	27	30	37	42	46	40	37	38
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.361	$21.131	$18.252	$16.244	$16.991	$15.335	$12.178	$11.020	$10.965
Accumulation unit value at end of period	$24.397	$20.361	$21.131	$18.252	$16.244	$16.991	$15.335	$12.178	$11.020
Number of accumulation units outstanding at end of period (in thousands)	47	47	55	77	80	79	71	64	48
American Funds Capital Income Builder®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.216	$15.346	$13.482	$12.654	$13.084	$12.317	$10.757	$9.654	$9.520
Accumulation unit value at end of period	$16.631	$14.216	$15.346	$13.482	$12.654	$13.084	$12.317	$10.757	$9.654
Number of accumulation units outstanding at end of period (in thousands)	29	28	53	41	48	46	46	43	37
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.248	$14.373	$12.691	$11.971	$12.439	$11.769	$11.292	$-	$-
Accumulation unit value at end of period	$15.421	$13.248	$14.373	$12.691	$11.971	$12.439	$11.769	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	211	241	259	250	264	250	178	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.196	$17.598	$15.562	$14.700	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.824	$16.196	$17.598	$15.562	$14.700	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	36	44	43	8	8	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.057	$14.202	$12.571	$11.887	$12.383	$11.745	$10.335	$9.774	$-
Accumulation unit value at end of period	$15.161	$13.057	$14.202	$12.571	$11.887	$12.383	$11.745	$10.335	$-
Number of accumulation units outstanding at end of period (in thousands)	163	160	165	216	229	137	132	145	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.794	$17.196	$15.236	$14.422	$15.039	$14.278	$12.576	$11.384	$11.384
Accumulation unit value at end of period	$18.320	$15.794	$17.196	$15.236	$14.422	$15.039	$14.278	$12.576	$11.384
Number of accumulation units outstanding at end of period (in thousands)	94	88	99	157	155	163	156	167	173

APP I-13

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.621	$13.768	$12.224	$11.593	$12.113	$11.524	$10.171	$9.225	$9.225
Accumulation unit value at end of period	$14.610	$12.621	$13.768	$12.224	$11.593	$12.113	$11.524	$10.171	$9.225
Number of accumulation units outstanding at end of period (in thousands)	154	168	177	221	226	304	316	228	216
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.020	$16.419	$14.606	$13.880	$14.532	$13.853	$12.250	$11.133	$11.372
Accumulation unit value at end of period	$17.353	$15.020	$16.419	$14.606	$13.880	$14.532	$13.853	$12.250	$11.133
Number of accumulation units outstanding at end of period (in thousands)	213	226	258	309	336	365	386	439	461
American Funds Capital World Growth and Income FundSM
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$80.945	$90.521	$72.826	$68.608	$70.357	$67.874	$54.513	$45.898	$46.178
Accumulation unit value at end of period	$101.130	$80.945	$90.521	$72.826	$68.608	$70.357	$67.874	$54.513	$45.898
Number of accumulation units outstanding at end of period (in thousands)	15	16	19	17	17	20	23	23	21
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.597	$26.522	$21.444	$20.303	$20.925	$20.288	$18.028	$-	$-
Accumulation unit value at end of period	$29.335	$23.597	$26.522	$21.444	$20.303	$20.925	$20.288	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	186	196	195	211	227	216	202	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.101	$26.003	$21.056	$19.965	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.675	$23.101	$26.003	$21.056	$19.965	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	43	48	53	64	57	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.785	$15.533	$12.590	$11.950	$12.347	$12.001	$9.711	$9.121	$-
Accumulation unit value at end of period	$17.094	$13.785	$15.533	$12.590	$11.950	$12.347	$12.001	$9.711	$-
Number of accumulation units outstanding at end of period (in thousands)	111	115	150	179	195	176	167	204	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.455	$25.327	$20.549	$19.524	$20.193	$19.647	$15.914	$13.513	$13.513
Accumulation unit value at end of period	$27.817	$22.455	$25.327	$20.549	$19.524	$20.193	$19.647	$15.914	$13.513
Number of accumulation units outstanding at end of period (in thousands)	97	102	99	90	110	149	142	143	126

APP I-14

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.313	$15.047	$12.233	$11.645	$12.069	$11.766	$9.549	$8.125	$8.125
Accumulation unit value at end of period	$16.460	$13.313	$15.047	$12.233	$11.645	$12.069	$11.766	$9.549	$8.125
Number of accumulation units outstanding at end of period (in thousands)	126	153	155	185	185	225	258	191	204
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.217	$24.028	$19.573	$18.670	$19.388	$18.939	$15.402	$13.131	$14.685
Accumulation unit value at end of period	$26.179	$21.217	$24.028	$19.573	$18.670	$19.388	$18.939	$15.402	$13.131
Number of accumulation units outstanding at end of period (in thousands)	112	117	129	152	152	180	171	206	197
American Funds EuroPacific Growth Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.790	$28.145	$21.597	$21.514	$21.759	$22.412	$18.710	$15.738	$16.137
Accumulation unit value at end of period	$30.119	$23.790	$28.145	$21.597	$21.514	$21.759	$22.412	$18.710	$15.738
Number of accumulation units outstanding at end of period (in thousands)	163	268	245	230	221	183	169	156	33
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.824	$28.327	$21.845	$21.870	$22.229	$23.012	$20.485	$-	$-
Accumulation unit value at end of period	$30.011	$23.824	$28.327	$21.845	$21.870	$22.229	$23.012	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	110	148	121	121	126	133	179	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.434	$26.715	$20.633	$20.687	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.218	$22.434	$26.715	$20.633	$20.687	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	28	46	69	87	74	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.600	$13.827	$10.690	$10.728	$10.932	$11.345	$9.543	$9.146	$-
Accumulation unit value at end of period	$14.576	$11.600	$13.827	$10.690	$10.728	$10.932	$11.345	$9.543	$-
Number of accumulation units outstanding at end of period (in thousands)	132	168	157	184	196	164	148	176	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.408	$26.737	$20.691	$20.787	$21.203	$22.026	$18.545	$15.732	$15.732
Accumulation unit value at end of period	$28.128	$22.408	$26.737	$20.691	$20.787	$21.203	$22.026	$18.545	$15.732
Number of accumulation units outstanding at end of period (in thousands)	40	41	48	56	60	79	86	87	109
APP I-15

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.202	$13.394	$10.386	$10.455	$10.686	$11.123	$9.383	$7.976	$7.976
Accumulation unit value at end of period	$14.034	$11.202	$13.394	$10.386	$10.455	$10.686	$11.123	$9.383	$7.976
Number of accumulation units outstanding at end of period (in thousands)	81	100	146	193	197	199	215	160	128
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.892	$25.030	$19.447	$19.615	$20.088	$20.951	$17.710	$15.084	$18.015
Accumulation unit value at end of period	$26.121	$20.892	$25.030	$19.447	$19.615	$20.088	$20.951	$17.710	$15.084
Number of accumulation units outstanding at end of period (in thousands)	109	116	129	160	160	165	167	188	178
American Funds Fundamental Investors FundSM
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.899	$21.385	$17.395	$15.511	$15.055	$13.868	$10.579	$9.059	$9.036
Accumulation unit value at end of period	$25.307	$19.899	$21.385	$17.395	$15.511	$15.055	$13.868	$10.579	$9.059
Number of accumulation units outstanding at end of period (in thousands)	53	52	61	62	108	101	101	100	14
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.777	$20.280	$16.579	$14.858	$14.493	$13.417	$11.426	$-	$-
Accumulation unit value at end of period	$23.761	$18.777	$20.280	$16.579	$14.858	$14.493	$13.417	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	198	213	226	264	355	322	362	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.020	$24.900	$20.386	$18.297	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.085	$23.020	$24.900	$20.386	$18.297	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	21	33	33	27	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.240	$19.750	$16.185	$14.541	$14.219	$13.197	$10.143	$9.626	$-
Accumulation unit value at end of period	$23.023	$18.240	$19.750	$16.185	$14.541	$14.219	$13.197	$10.143	$-
Number of accumulation units outstanding at end of period (in thousands)	113	122	123	145	141	135	127	121	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.448	$24.331	$19.960	$17.950	$17.570	$16.323	$12.559	$10.846	$10.846
Accumulation unit value at end of period	$28.307	$22.448	$24.331	$19.960	$17.950	$17.570	$16.323	$12.559	$10.846
Number of accumulation units outstanding at end of period (in thousands)	9	4	5	9	8	8	25	35	65

APP I-16

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.616	$19.131	$15.726	$14.170	$13.899	$12.938	$9.974	$8.631	$8.631
Accumulation unit value at end of period	$22.169	$17.616	$19.131	$15.726	$14.170	$13.899	$12.938	$9.974	$8.631
Number of accumulation units outstanding at end of period (in thousands)	121	143	163	222	245	268	271	184	144
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.348	$23.232	$19.134	$17.276	$16.979	$15.837	$12.233	$10.607	$11.222
Accumulation unit value at end of period	$26.812	$21.348	$23.232	$19.134	$17.276	$16.979	$15.837	$12.233	$10.607
Number of accumulation units outstanding at end of period (in thousands)	101	109	117	154	162	187	206	261	274
American Funds New Perspective Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.760	$19.992	$15.564	$15.334	$14.603	$14.198	$11.231	$9.328	$9.499
Accumulation unit value at end of period	$24.315	$18.760	$19.992	$15.564	$15.334	$14.603	$14.198	$11.231	$9.328
Number of accumulation units outstanding at end of period (in thousands)	79	72	67	68	76	73	65	64	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.702	$18.960	$14.834	$14.687	$14.058	$13.737	$11.881	$-	$-
Accumulation unit value at end of period	$22.830	$17.702	$18.960	$14.834	$14.687	$14.058	$13.737	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	65	74	88	102	124	110	99	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.146	$23.756	$18.614	$18.458	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.519	$22.146	$23.756	$18.614	$18.458	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	20	17	16	3	2	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.195	$18.464	$14.482	$14.375	$13.793	$13.512	$10.768	$10.112	$-
Accumulation unit value at end of period	$22.121	$17.195	$18.464	$14.482	$14.375	$13.793	$13.512	$10.768	$-
Number of accumulation units outstanding at end of period (in thousands)	62	63	60	72	75	47	33	33	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.596	$23.213	$18.225	$18.108	$17.393	$17.055	$13.606	$11.397	$11.397
Accumulation unit value at end of period	$27.755	$21.596	$23.213	$18.225	$18.108	$17.393	$17.055	$13.606	$11.397
Number of accumulation units outstanding at end of period (in thousands)	33	33	37	44	45	39	46	43	56

APP I-17

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.607	$17.886	$14.070	$14.008	$13.482	$13.247	$10.589	$8.887	$8.887
Accumulation unit value at end of period	$21.300	$16.607	$17.886	$14.070	$14.008	$13.482	$13.247	$10.589	$8.887
Number of accumulation units outstanding at end of period (in thousands)	64	76	81	100	98	101	84	71	63
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.538	$22.164	$17.471	$17.428	$16.807	$16.547	$13.253	$11.146	$12.443
Accumulation unit value at end of period	$26.290	$20.538	$22.164	$17.471	$17.428	$16.807	$16.547	$13.253	$11.146
Number of accumulation units outstanding at end of period (in thousands)	70	75	85	97	90	92	106	100	100
American Funds The Growth Fund of America®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$31.673	$32.736	$26.041	$24.086	$22.932	$21.050	$15.777	$13.126	$13.288
Accumulation unit value at end of period	$40.449	$31.673	$32.736	$26.041	$24.086	$22.932	$21.050	$15.777	$13.126
Number of accumulation units outstanding at end of period (in thousands)	111	212	241	194	268	242	234	226	114
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.569	$29.677	$23.726	$22.054	$21.103	$19.468	$16.156	$-	$-
Accumulation unit value at end of period	$36.303	$28.569	$29.677	$23.726	$22.054	$21.103	$19.468	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	312	323	288	302	335	309	282	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$29.497	$30.688	$24.570	$22.873	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$37.426	$29.497	$30.688	$24.570	$22.873	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	58	66	87	80	81	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.521	$20.330	$16.293	$15.183	$14.565	$13.470	$10.171	$9.597	$-
Accumulation unit value at end of period	$24.744	$19.521	$20.330	$16.293	$15.183	$14.565	$13.470	$10.171	$-
Number of accumulation units outstanding at end of period (in thousands)	151	172	257	306	352	291	292	327	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.871	$28.012	$22.472	$20.962	$20.129	$18.634	$14.085	$11.818	$11.818
Accumulation unit value at end of period	$34.026	$26.871	$28.012	$22.472	$20.962	$20.129	$18.634	$14.085	$11.818
Number of accumulation units outstanding at end of period (in thousands)	102	107	135	194	205	228	220	206	283

APP I-18

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.853	$19.693	$15.830	$14.796	$14.236	$13.206	$10.002	$8.409	$8.409
Accumulation unit value at end of period	$23.826	$18.853	$19.693	$15.830	$14.796	$14.236	$13.206	$10.002	$8.409
Number of accumulation units outstanding at end of period (in thousands)	217	255	286	338	329	396	376	304	344
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.054	$26.223	$21.121	$19.781	$19.070	$17.725	$13.451	$11.332	$12.363
Accumulation unit value at end of period	$31.598	$25.054	$26.223	$21.121	$19.781	$19.070	$17.725	$13.451	$11.332
Number of accumulation units outstanding at end of period (in thousands)	246	257	281	353	353	388	443	520	495
American Funds The Income Fund of America®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.265	$17.204	$15.232	$13.827	$14.088	$13.042	$11.075	$9.925	$9.691
Accumulation unit value at end of period	$19.271	$16.265	$17.204	$15.232	$13.827	$14.088	$13.042	$11.075	$9.925
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.348	$16.316	$14.518	$13.244	$13.562	$12.619	$11.774	$-	$-
Accumulation unit value at end of period	$18.094	$15.348	$16.316	$14.518	$13.244	$13.562	$12.619	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	203	251	294	339	411	392	303	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.344	$19.531	$17.404	$15.901	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.593	$18.344	$19.531	$17.404	$15.901	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	16	12	17	16	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.909	$15.889	$14.173	$12.962	$13.307	$12.412	$10.619	$10.012	$-
Accumulation unit value at end of period	$17.532	$14.909	$15.889	$14.173	$12.962	$13.307	$12.412	$10.619	$-
Number of accumulation units outstanding at end of period (in thousands)	78	80	137	139	142	132	113	163	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.889	$19.085	$17.040	$15.600	$16.031	$14.967	$12.818	$11.586	$11.586
Accumulation unit value at end of period	$21.016	$17.889	$19.085	$17.040	$15.600	$16.031	$14.967	$12.818	$11.586
Number of accumulation units outstanding at end of period (in thousands)	65	61	68	62	64	57	43	36	50

APP I-19

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.398	$15.392	$13.770	$12.632	$13.007	$12.168	$10.442	$9.457	$9.457
Accumulation unit value at end of period	$16.881	$14.398	$15.392	$13.770	$12.632	$13.007	$12.168	$10.442	$9.457
Number of accumulation units outstanding at end of period (in thousands)	38	45	70	107	107	129	136	104	88
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.012	$18.222	$16.335	$15.014	$15.491	$14.521	$12.486	$11.330	$11.302
Accumulation unit value at end of period	$19.906	$17.012	$18.222	$16.335	$15.014	$15.491	$14.521	$12.486	$11.330
Number of accumulation units outstanding at end of period (in thousands)	92	101	105	135	135	134	154	164	175
American Funds The Investment Company of America®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.487	$19.845	$16.637	$14.573	$14.839	$13.287	$10.071	$8.742	$8.679
Accumulation unit value at end of period	$22.940	$18.487	$19.845	$16.637	$14.573	$14.839	$13.287	$10.071	$8.742
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	49	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.444	$18.820	$15.857	$13.959	$14.285	$12.855	$11.020	$-	$-
Accumulation unit value at end of period	$21.538	$17.444	$18.820	$15.857	$13.959	$14.285	$12.855	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	137	152	154	164	170	140	69	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.567	$22.223	$18.752	$16.532	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.356	$20.567	$22.223	$18.752	$16.532	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	11	13	13	13	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.945	$18.328	$15.481	$13.661	$14.016	$12.645	$9.656	$9.224	$-
Accumulation unit value at end of period	$20.870	$16.945	$18.328	$15.481	$13.661	$14.016	$12.645	$9.656	$-
Number of accumulation units outstanding at end of period (in thousands)	72	77	76	110	111	79	66	41	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.056	$21.715	$18.360	$16.218	$16.656	$15.041	$11.497	$10.066	$10.066
Accumulation unit value at end of period	$24.677	$20.056	$21.715	$18.360	$16.218	$16.656	$15.041	$11.497	$10.066
Number of accumulation units outstanding at end of period (in thousands)	20	14	13	24	25	25	52	48	62

APP I-20

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.365	$17.754	$15.041	$13.313	$13.700	$12.396	$9.495	$8.329	$8.329
Accumulation unit value at end of period	$20.095	$16.365	$17.754	$15.041	$13.313	$13.700	$12.396	$9.495	$8.329
Number of accumulation units outstanding at end of period (in thousands)	65	80	105	77	87	78	105	102	92
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.073	$20.734	$17.601	$15.609	$16.095	$14.593	$11.199	$9.844	$10.246
Accumulation unit value at end of period	$23.374	$19.073	$20.734	$17.601	$15.609	$16.095	$14.593	$11.199	$9.844
Number of accumulation units outstanding at end of period (in thousands)	75	89	108	160	148	166	174	180	156
American Funds The New Economy Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.758	$23.841	$17.804	$17.475	$16.891	$16.208	$11.338	$9.174	$9.270
Accumulation unit value at end of period	$28.687	$22.758	$23.841	$17.804	$17.475	$16.891	$16.208	$11.338	$9.174
Number of accumulation units outstanding at end of period (in thousands)	26	30	29	33	28	32	7	3	3
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.475	$22.610	$16.969	$16.739	$16.261	$15.681	$12.528	$-	$-
Accumulation unit value at end of period	$26.934	$21.475	$22.610	$16.969	$16.739	$16.261	$15.681	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	23	20	25	31	34	32	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.590	$28.038	$21.074	$20.820	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.300	$26.590	$28.038	$21.074	$20.820	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.860	$22.018	$16.566	$16.383	$15.955	$15.424	$10.871	$10.114	$-
Accumulation unit value at end of period	$26.098	$20.860	$22.018	$16.566	$16.383	$15.955	$15.424	$10.871	$-
Number of accumulation units outstanding at end of period (in thousands)	9	12	13	8	7	5	9	4	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.930	$27.397	$20.634	$20.425	$19.911	$19.269	$13.594	$11.093	$11.093
Accumulation unit value at end of period	$32.409	$25.930	$27.397	$20.634	$20.425	$19.911	$19.269	$13.594	$11.093
Number of accumulation units outstanding at end of period (in thousands)	2	2	6	8	6	5	1	4	0

APP I-21

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.146	$21.329	$16.096	$15.965	$15.594	$15.121	$10.689	$8.740	$8.740
Accumulation unit value at end of period	$25.130	$20.146	$21.329	$16.096	$15.965	$15.594	$15.121	$10.689	$8.740
Number of accumulation units outstanding at end of period (in thousands)	12	12	14	21	25	29	29	21	20
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.659	$26.160	$19.780	$19.659	$19.241	$18.695	$13.241	$10.849	$12.148
Accumulation unit value at end of period	$30.697	$24.659	$26.160	$19.780	$19.659	$19.241	$18.695	$13.241	$10.849
Number of accumulation units outstanding at end of period (in thousands)	24	25	25	32	27	29	29	26	24
American Funds Washington Mutual Investors FundSM
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.332	$19.990	$16.696	$14.775	$14.851	$13.400	$10.193	$9.094	$8.925
Accumulation unit value at end of period	$24.188	$19.332	$19.990	$16.696	$14.775	$14.851	$13.400	$10.193	$9.094
Number of accumulation units outstanding at end of period (in thousands)	-	0	8	8	22	20	22	21	19
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.242	$18.958	$15.913	$14.153	$14.297	$12.965	$11.173	$-	$-
Accumulation unit value at end of period	$22.710	$18.242	$18.958	$15.913	$14.153	$14.297	$12.965	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	15	21	28	29	26	18	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.978	$22.875	$19.230	$17.128	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.321	$21.978	$22.875	$19.230	$17.128	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	9	8	7	7	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.720	$18.462	$15.535	$13.851	$14.027	$12.752	$9.773	$9.321	$-
Accumulation unit value at end of period	$22.006	$17.720	$18.462	$15.535	$13.851	$14.027	$12.752	$9.773	$-
Number of accumulation units outstanding at end of period (in thousands)	32	32	31	25	32	25	18	14	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.433	$22.353	$18.828	$16.804	$17.034	$15.501	$11.892	$10.700	$10.700
Accumulation unit value at end of period	$26.589	$21.433	$22.353	$18.828	$16.804	$17.034	$15.501	$11.892	$10.700
Number of accumulation units outstanding at end of period (in thousands)	41	41	30	31	32	31	31	32	38

APP I-22

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.113	$17.884	$15.094	$13.498	$13.711	$12.502	$9.610	$8.664	$8.664
Accumulation unit value at end of period	$21.189	$17.113	$17.884	$15.094	$13.498	$13.711	$12.502	$9.610	$8.664
Number of accumulation units outstanding at end of period (in thousands)	29	44	59	67	68	65	53	36	30
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.382	$21.343	$18.049	$16.173	$16.460	$15.039	$11.584	$10.465	$10.356
Accumulation unit value at end of period	$25.185	$20.382	$21.343	$18.049	$16.173	$16.460	$15.039	$11.584	$10.465
Number of accumulation units outstanding at end of period (in thousands)	41	44	43	58	50	74	88	97	85
Ave Maria Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.990	$28.504	$22.380	$19.969	$20.525	$19.092	$14.519	$12.658	$12.750
Accumulation unit value at end of period	$38.372	$27.990	$28.504	$22.380	$19.969	$20.525	$19.092	$14.519	$12.658
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	0	0
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.779	$27.408	$21.627	$19.394	$20.033	$18.728	$15.556	$-	$-
Accumulation unit value at end of period	$36.530	$26.779	$27.408	$21.627	$19.394	$20.033	$18.728	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	6	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.426	$27.088	$21.407	$19.225	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.994	$26.426	$27.088	$21.407	$19.225	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$26.194	$26.877	$21.261	$19.113	$19.792	$18.549	$14.213	$13.946	$-
Accumulation unit value at end of period	$35.642	$26.194	$26.877	$21.261	$19.113	$19.792	$18.549	$14.213	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.963	$26.667	$21.116	$19.001	$19.697	$18.478	$14.172	$12.461	$12.461
Accumulation unit value at end of period	$35.292	$25.963	$26.667	$21.116	$19.001	$19.697	$18.478	$14.172	$12.461
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	3	5	-	-	-	-

APP I-23

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$25.508	$26.252	$20.829	$18.781	$19.507	$18.337	$14.092	$12.415	$12.415
Accumulation unit value at end of period	$34.604	$25.508	$26.252	$20.829	$18.781	$19.507	$18.337	$14.092	$12.415
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	1	2	6	5	4	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369	$12.855
Accumulation unit value at end of period	$33.930	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	8	8	7	6	4	3
Ave Maria Rising Dividend Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.133	$25.351	$21.701	$18.816	$19.993	$18.295	$13.669	$12.002	$11.942
Accumulation unit value at end of period	$30.789	$24.133	$25.351	$21.701	$18.816	$19.993	$18.295	$13.669	$12.002
Number of accumulation units outstanding at end of period (in thousands)	19	18	18	17	15	16	30	19	31
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.089	$24.377	$20.971	$18.274	$19.515	$17.947	$15.132	$-	$-
Accumulation unit value at end of period	$29.311	$23.089	$24.377	$20.971	$18.274	$19.515	$17.947	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	8	-	-	0	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.785	$24.092	$20.757	$18.115	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.881	$22.785	$24.092	$20.757	$18.115	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	37	34	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.585	$23.904	$20.615	$18.009	$19.280	$17.775	$13.380	$12.623	$-
Accumulation unit value at end of period	$28.598	$22.585	$23.904	$20.615	$18.009	$19.280	$17.775	$13.380	$-
Number of accumulation units outstanding at end of period (in thousands)	3	14	13	11	11	9	8	7	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.386	$23.717	$20.475	$17.904	$19.187	$17.707	$13.342	$11.815	$11.815
Accumulation unit value at end of period	$28.318	$22.386	$23.717	$20.475	$17.904	$19.187	$17.707	$13.342	$11.815
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	8	6	-	-	0	-
APP I-24

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.993	$23.348	$20.196	$17.696	$19.002	$17.571	$13.266	$11.771	$11.771
Accumulation unit value at end of period	$27.766	$21.993	$23.348	$20.196	$17.696	$19.002	$17.571	$13.266	$11.771
Number of accumulation units outstanding at end of period (in thousands)	9	15	29	26	26	26	33	14	6
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728	$12.033
Accumulation unit value at end of period	$27.225	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728
Number of accumulation units outstanding at end of period (in thousands)	6	6	10	8	7	5	3	5	4
Ave Maria Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.518	$11.526	$9.791	$8.409	$14.423	$15.677	$12.395	$11.939	$12.221
Accumulation unit value at end of period	$12.677	$10.518	$11.526	$9.791	$8.409	$14.423	$15.677	$12.395	$11.939
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	-	0	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.337	$11.386	$9.720	$8.389	$14.078	$15.378	$13.240	$-	$-
Accumulation unit value at end of period	$12.397	$10.337	$11.386	$9.720	$8.389	$14.078	$15.378	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	10	0	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.284	$11.344	$9.699	$8.383	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.314	$10.284	$11.344	$9.699	$8.383	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.248	$11.316	$9.684	$8.379	$13.908	$15.231	$12.133	$13.023	$-
Accumulation unit value at end of period	$12.259	$10.248	$11.316	$9.684	$8.379	$13.908	$15.231	$12.133	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.213	$11.288	$9.670	$8.375	$13.841	$15.173	$12.099	$11.753	$11.753
Accumulation unit value at end of period	$12.205	$10.213	$11.288	$9.670	$8.375	$13.841	$15.173	$12.099	$11.753
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	1	9	-	-	-	-

APP I-25

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.142	$11.233	$9.642	$8.368	$13.708	$15.056	$12.030	$11.710	$11.710
Accumulation unit value at end of period	$12.096	$10.142	$11.233	$9.642	$8.368	$13.708	$15.056	$12.030	$11.710
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	0	6	5	2	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667	$12.475
Accumulation unit value at end of period	$11.989	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	1	1	-	0	0	0
BlackRock Advantage Large Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.634	$37.728	$30.640	$27.858	$27.525	$27.319	$22.078	$19.901	$19.932
Accumulation unit value at end of period	$48.864	$36.634	$37.728	$30.640	$27.858	$27.525	$27.319	$22.078	$19.901
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$34.879	$36.101	$29.465	$26.924	$26.736	$26.668	$23.506	$-	$-
Accumulation unit value at end of period	$46.290	$34.879	$36.101	$29.465	$26.924	$26.736	$26.668	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$34.368	$35.627	$29.122	$26.649	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$45.545	$34.368	$35.627	$29.122	$26.649	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$34.033	$35.314	$28.895	$26.468	$26.349	$26.348	$21.454	$21.507	$-
Accumulation unit value at end of period	$45.055	$34.033	$35.314	$28.895	$26.468	$26.349	$26.348	$21.454	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	1	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$33.700	$35.004	$28.670	$26.288	$26.196	$26.222	$21.372	$19.429	$19.429
Accumulation unit value at end of period	$44.570	$33.700	$35.004	$28.670	$26.288	$26.196	$26.222	$21.372	$19.429
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	0	0

APP I-26

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$33.044	$34.393	$28.225	$25.932	$25.893	$25.970	$21.209	$19.320	$19.320
Accumulation unit value at end of period	$43.615	$33.044	$34.393	$28.225	$25.932	$25.893	$25.970	$21.209	$19.320
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.402	$33.791	$27.787	$25.580	$25.593	$25.721	$21.048	$19.211	$20.935
Accumulation unit value at end of period	$42.681	$32.402	$33.791	$27.787	$25.580	$25.593	$25.721	$21.048	$19.211
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	5	4	3	2	2	1
BlackRock Advantage Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.370	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.441	$9.370	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	25	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$9.358	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.407	$9.358	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.350	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.384	$9.350	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.343	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.362	$9.343	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	14	-	-	-	-	-	-	-

APP I-27

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.327	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.316	$9.327	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	11	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.311	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.271	$9.311	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	8	-	-	-	-	-	-	-
BlackRock Capital Appreciation Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$40.978	$40.279	$30.379	$30.489	$28.533	$26.334	$19.682	$17.276	$17.491
Accumulation unit value at end of period	$54.030	$40.978	$40.279	$30.379	$30.489	$28.533	$26.334	$19.682	$17.276
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$39.015	$38.543	$29.214	$29.467	$27.714	$25.707	$20.746	$-	$-
Accumulation unit value at end of period	$51.185	$39.015	$38.543	$29.214	$29.467	$27.714	$25.707	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	4	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$38.444	$38.036	$28.873	$29.167	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$50.361	$38.444	$38.036	$28.873	$29.167	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	4	4	7	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$38.068	$37.702	$28.649	$28.968	$27.314	$25.399	$19.125	$18.987	$-
Accumulation unit value at end of period	$49.819	$38.068	$37.702	$28.649	$28.968	$27.314	$25.399	$19.125	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$37.696	$37.371	$28.426	$28.772	$27.155	$25.277	$19.052	$16.866	$16.866
Accumulation unit value at end of period	$49.282	$37.696	$37.371	$28.426	$28.772	$27.155	$25.277	$19.052	$16.866
Number of accumulation units outstanding at end of period (in thousands)	1	2	1	1	1	-	0	0	-

APP I-28

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$36.963	$36.718	$27.984	$28.382	$26.841	$25.034	$18.907	$16.771	$16.771
Accumulation unit value at end of period	$48.227	$36.963	$36.718	$27.984	$28.382	$26.841	$25.034	$18.907	$16.771
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	2	1	1	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$36.244	$36.077	$27.550	$27.997	$26.530	$24.794	$18.763	$16.677	$18.580
Accumulation unit value at end of period	$47.195	$36.244	$36.077	$27.550	$27.997	$26.530	$24.794	$18.763	$16.677
Number of accumulation units outstanding at end of period (in thousands)	3	1	1	2	2	3	2	1	2
BlackRock Equity Dividend Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$35.698	$38.565	$33.122	$28.554	$28.665	$26.284	$21.138	$18.886	$18.561
Accumulation unit value at end of period	$45.424	$35.698	$38.565	$33.122	$28.554	$28.665	$26.284	$21.138	$18.886
Number of accumulation units outstanding at end of period (in thousands)	3	6	6	6	5	28	48	21	15
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$33.987	$36.902	$31.852	$27.596	$27.843	$25.658	$22.847	$-	$-
Accumulation unit value at end of period	$43.032	$33.987	$36.902	$31.852	$27.596	$27.843	$25.658	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	16	17	1	26	25	15	16	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$33.490	$36.417	$31.481	$27.315	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$42.339	$33.490	$36.417	$31.481	$27.315	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	31	31	29	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$33.163	$36.097	$31.235	$27.130	$27.441	$25.351	$20.540	$19.648	$-
Accumulation unit value at end of period	$41.883	$33.163	$36.097	$31.235	$27.130	$27.441	$25.351	$20.540	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	0	1	1	5	5	6	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$32.839	$35.781	$30.992	$26.945	$27.281	$25.229	$20.462	$18.439	$18.439
Accumulation unit value at end of period	$41.433	$32.839	$35.781	$30.992	$26.945	$27.281	$25.229	$20.462	$18.439
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	4	3	5	2	1	15

APP I-29

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$32.200	$35.155	$30.511	$26.580	$26.966	$24.987	$20.306	$18.335	$18.335
Accumulation unit value at end of period	$40.546	$32.200	$35.155	$30.511	$26.580	$26.966	$24.987	$20.306	$18.335
Number of accumulation units outstanding at end of period (in thousands)	13	14	12	14	13	16	7	6	7
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$31.574	$34.541	$30.038	$26.220	$26.654	$24.747	$20.152	$18.232	$18.113
Accumulation unit value at end of period	$39.678	$31.574	$34.541	$30.038	$26.220	$26.654	$24.747	$20.152	$18.232
Number of accumulation units outstanding at end of period (in thousands)	23	28	26	34	34	31	31	22	12
BlackRock Global Allocation Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.341	$16.608	$14.656	$14.127	$14.277	$14.014	$12.247	$11.132	$11.301
Accumulation unit value at end of period	$17.982	$15.341	$16.608	$14.656	$14.127	$14.277	$14.014	$12.247	$11.132
Number of accumulation units outstanding at end of period (in thousands)	10	111	117	164	162	154	149	144	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.604	$16.977	$15.056	$14.585	$14.814	$14.615	$13.652	$-	$-
Accumulation unit value at end of period	$18.198	$15.604	$16.977	$15.056	$14.585	$14.814	$14.615	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	54	58	56	78	83	137	140	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.332	$18.886	$16.774	$16.274	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.184	$17.332	$18.886	$16.774	$16.274	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	8	15	6	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.062	$15.339	$13.637	$13.243	$13.485	$13.337	$11.743	$11.657	$-
Accumulation unit value at end of period	$16.360	$14.062	$15.339	$13.637	$13.243	$13.485	$13.337	$11.743	$-
Number of accumulation units outstanding at end of period (in thousands)	18	16	59	72	68	68	65	57	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.902	$18.455	$16.424	$15.966	$16.274	$16.111	$14.199	$13.017	$13.017
Accumulation unit value at end of period	$19.644	$16.902	$18.455	$16.424	$15.966	$16.274	$16.111	$14.199	$13.017
Number of accumulation units outstanding at end of period (in thousands)	49	43	53	32	27	37	30	36	35

APP I-30

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.581	$14.858	$13.250	$12.906	$13.181	$13.075	$11.547	$10.606	$10.606
Accumulation unit value at end of period	$15.752	$13.581	$14.858	$13.250	$12.906	$13.181	$13.075	$11.547	$10.606
Number of accumulation units outstanding at end of period (in thousands)	142	177	176	145	126	139	131	100	77
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.075	$17.622	$15.746	$15.367	$15.726	$15.631	$13.832	$12.731	$13.807
Accumulation unit value at end of period	$18.608	$16.075	$17.622	$15.746	$15.367	$15.726	$15.631	$13.832	$12.731
Number of accumulation units outstanding at end of period (in thousands)	60	64	64	107	110	125	117	128	98
BlackRock International Dividend Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.912	$14.889	$12.792	$12.731	$12.853	$14.511	$11.881	$10.067	$10.288
Accumulation unit value at end of period	$15.933	$12.912	$14.889	$12.792	$12.731	$12.853	$14.511	$11.881	$10.067
Number of accumulation units outstanding at end of period (in thousands)	-	-	39	43	38	37	45	86	81
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.353	$14.317	$12.362	$12.364	$12.545	$14.235	$12.762	$-	$-
Accumulation unit value at end of period	$15.168	$12.353	$14.317	$12.362	$12.364	$12.545	$14.235	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	26	23	3	3	2	2	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.190	$14.149	$12.235	$12.256	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.945	$12.190	$14.149	$12.235	$12.256	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	4	3	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.083	$14.039	$12.152	$12.184	$12.394	$14.099	$11.630	$11.131	$-
Accumulation unit value at end of period	$14.799	$12.083	$14.039	$12.152	$12.184	$12.394	$14.099	$11.630	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	21	22	19	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.976	$13.929	$12.069	$12.113	$12.334	$14.045	$11.597	$9.910	$9.910
Accumulation unit value at end of period	$14.654	$11.976	$13.929	$12.069	$12.113	$12.334	$14.045	$11.597	$9.910
Number of accumulation units outstanding at end of period (in thousands)	1	1	5	4	3	2	2	1	-

APP I-31

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.766	$13.712	$11.905	$11.972	$12.215	$13.937	$11.531	$9.873	$9.873
Accumulation unit value at end of period	$14.368	$11.766	$13.712	$11.905	$11.972	$12.215	$13.937	$11.531	$9.873
Number of accumulation units outstanding at end of period (in thousands)	5	4	5	4	2	2	15	4	4
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.560	$13.499	$11.743	$11.833	$12.097	$13.830	$11.466	$9.837	$12.042
Accumulation unit value at end of period	$14.088	$11.560	$13.499	$11.743	$11.833	$12.097	$13.830	$11.466	$9.837
Number of accumulation units outstanding at end of period (in thousands)	16	16	15	15	11	9	6	12	4
BlackRock LifePath® Dynamic 2025 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.649	$15.399	$13.365	$12.544	$12.823	$12.218	$10.956	$10.000	$-
Accumulation unit value at end of period	$17.456	$14.649	$15.399	$13.365	$12.544	$12.823	$12.218	$10.956	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.148	$14.947	$13.038	$12.298	$12.635	$12.099	$11.491	$-	$-
Accumulation unit value at end of period	$16.774	$14.148	$14.947	$13.038	$12.298	$12.635	$12.099	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	1	-	4	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.001	$14.814	$12.941	$12.225	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.575	$14.001	$14.814	$12.941	$12.225	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.904	$14.726	$12.877	$12.177	$12.541	$12.039	$10.877	$10.000	$-
Accumulation unit value at end of period	$16.443	$13.904	$14.726	$12.877	$12.177	$12.541	$12.039	$10.877	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	48	15	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.807	$14.638	$12.813	$12.128	$12.504	$12.016	$10.866	$10.000	$-
Accumulation unit value at end of period	$16.313	$13.807	$14.638	$12.813	$12.128	$12.504	$12.016	$10.866	$-
Number of accumulation units outstanding at end of period (in thousands)	1	6	6	4	2	1	0	0	-

APP I-32

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.616	$14.465	$12.687	$12.033	$12.430	$11.968	$10.845	$10.000	$-
Accumulation unit value at end of period	$16.055	$13.616	$14.465	$12.687	$12.033	$12.430	$11.968	$10.845	$-
Number of accumulation units outstanding at end of period (in thousands)	17	15	14	4	2	30	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.428	$14.293	$12.561	$11.938	$12.357	$11.921	$10.824	$10.000	$-
Accumulation unit value at end of period	$15.801	$13.428	$14.293	$12.561	$11.938	$12.357	$11.921	$10.824	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	12	10	8	4	0	-
BlackRock LifePath® Dynamic 2030 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.349	$15.214	$12.956	$12.117	$12.396	$11.807	$10.408	$9.231	$9.238
Accumulation unit value at end of period	$17.464	$14.349	$15.214	$12.956	$12.117	$12.396	$11.807	$10.408	$9.231
Number of accumulation units outstanding at end of period (in thousands)	27	28	29	26	85	85	93	74	14
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.407	$15.353	$13.140	$12.350	$12.698	$12.156	$11.413	$-	$-
Accumulation unit value at end of period	$17.448	$14.407	$15.353	$13.140	$12.350	$12.698	$12.156	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	191	232	256	235	224	198	182	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.190	$17.279	$14.810	$13.940	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.577	$16.190	$17.279	$14.810	$13.940	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	133	215	130	172	159	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.152	$14.051	$12.056	$11.359	$11.708	$11.236	$9.979	$9.661	$-
Accumulation unit value at end of period	$15.888	$13.152	$14.051	$12.056	$11.359	$11.708	$11.236	$9.979	$-
Number of accumulation units outstanding at end of period (in thousands)	35	53	45	50	73	65	90	149	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.788	$16.884	$14.501	$13.677	$14.111	$13.556	$12.051	$10.780	$10.780
Accumulation unit value at end of period	$19.054	$15.788	$16.884	$14.501	$13.677	$14.111	$13.556	$12.051	$10.780
Number of accumulation units outstanding at end of period (in thousands)	162	159	236	213	192	211	178	137	128
APP I-33

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.702	$13.611	$11.713	$11.069	$11.444	$11.016	$9.813	$8.795	$8.795
Accumulation unit value at end of period	$15.299	$12.702	$13.611	$11.713	$11.069	$11.444	$11.016	$9.813	$8.795
Number of accumulation units outstanding at end of period (in thousands)	116	102	119	93	113	106	112	110	85
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.015	$16.122	$13.902	$13.164	$13.636	$13.153	$11.740	$10.543	$11.165
Accumulation unit value at end of period	$18.048	$15.015	$16.122	$13.902	$13.164	$13.636	$13.153	$11.740	$10.543
Number of accumulation units outstanding at end of period (in thousands)	146	147	160	193	207	203	220	203	152
BlackRock LifePath® Dynamic 2035 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.649	$16.771	$14.059	$13.094	$13.416	$12.756	$11.085	$10.000	$-
Accumulation unit value at end of period	$19.306	$15.649	$16.771	$14.059	$13.094	$13.416	$12.756	$11.085	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.113	$16.279	$13.714	$12.836	$13.218	$12.631	$11.750	$-	$-
Accumulation unit value at end of period	$18.552	$15.113	$16.279	$13.714	$12.836	$13.218	$12.631	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.956	$16.134	$13.613	$12.760	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.332	$14.956	$16.134	$13.613	$12.760	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.852	$16.038	$13.545	$12.710	$13.120	$12.569	$11.005	$10.000	$-
Accumulation unit value at end of period	$18.186	$14.852	$16.038	$13.545	$12.710	$13.120	$12.569	$11.005	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.749	$15.943	$13.478	$12.659	$13.081	$12.545	$10.994	$10.000	$-
Accumulation unit value at end of period	$18.042	$14.749	$15.943	$13.478	$12.659	$13.081	$12.545	$10.994	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	4	2	1	0	0	-

APP I-34

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.545	$15.754	$13.345	$12.559	$13.004	$12.496	$10.973	$10.000	$-
Accumulation unit value at end of period	$17.757	$14.545	$15.754	$13.345	$12.559	$13.004	$12.496	$10.973	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	2	7	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.344	$15.567	$13.213	$12.460	$12.927	$12.446	$10.952	$10.000	$-
Accumulation unit value at end of period	$17.476	$14.344	$15.567	$13.213	$12.460	$12.927	$12.446	$10.952	$-
Number of accumulation units outstanding at end of period (in thousands)	23	20	8	9	12	6	1	0	-
BlackRock LifePath® Dynamic 2040 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.181	$15.364	$12.679	$11.773	$12.084	$11.484	$9.841	$8.601	$8.617
Accumulation unit value at end of period	$17.767	$14.181	$15.364	$12.679	$11.773	$12.084	$11.484	$9.841	$8.601
Number of accumulation units outstanding at end of period (in thousands)	9	14	17	26	61	74	90	81	20
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.361	$15.637	$12.969	$12.103	$12.485	$11.924	$10.988	$-	$-
Accumulation unit value at end of period	$17.902	$14.361	$15.637	$12.969	$12.103	$12.485	$11.924	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	280	397	403	257	255	252	260	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.389	$17.873	$14.845	$13.874	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.400	$16.389	$17.873	$14.845	$13.874	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	50	85	54	186	173	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.999	$14.189	$11.798	$11.037	$11.414	$10.928	$9.435	$9.119	$-
Accumulation unit value at end of period	$16.164	$12.999	$14.189	$11.798	$11.037	$11.414	$10.928	$9.435	$-
Number of accumulation units outstanding at end of period (in thousands)	89	124	126	147	142	89	97	90	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.983	$17.465	$14.535	$13.612	$14.091	$13.505	$11.671	$10.288	$10.288
Accumulation unit value at end of period	$19.855	$15.983	$17.465	$14.535	$13.612	$14.091	$13.505	$11.671	$10.288
Number of accumulation units outstanding at end of period (in thousands)	137	119	138	106	115	132	116	89	79

APP I-35

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.554	$13.745	$11.462	$10.755	$11.156	$10.714	$9.278	$8.195	$8.195
Accumulation unit value at end of period	$15.564	$12.554	$13.745	$11.462	$10.755	$11.156	$10.714	$9.278	$8.195
Number of accumulation units outstanding at end of period (in thousands)	79	65	73	62	94	116	82	64	34
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.200	$16.676	$13.935	$13.101	$13.617	$13.103	$11.369	$10.062	$10.835
Accumulation unit value at end of period	$18.807	$15.200	$16.676	$13.935	$13.101	$13.617	$13.103	$11.369	$10.062
Number of accumulation units outstanding at end of period (in thousands)	149	154	147	209	194	183	178	176	149
BlackRock LifePath® Dynamic 2045 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.382	$17.892	$14.659	$13.586	$13.951	$13.240	$11.204	$10.000	$-
Accumulation unit value at end of period	$20.648	$16.382	$17.892	$14.659	$13.586	$13.951	$13.240	$11.204	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.821	$17.366	$14.300	$13.319	$13.746	$13.111	$11.994	$-	$-
Accumulation unit value at end of period	$19.842	$15.821	$17.366	$14.300	$13.319	$13.746	$13.111	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	2	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.657	$17.212	$14.194	$13.240	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.606	$15.657	$17.212	$14.194	$13.240	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.548	$17.110	$14.124	$13.188	$13.644	$13.046	$11.123	$10.000	$-
Accumulation unit value at end of period	$19.451	$15.548	$17.110	$14.124	$13.188	$13.644	$13.046	$11.123	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	4	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.440	$17.008	$14.054	$13.136	$13.604	$13.021	$11.113	$10.000	$-
Accumulation unit value at end of period	$19.296	$15.440	$17.008	$14.054	$13.136	$13.604	$13.021	$11.113	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	1	1	0	-	-

APP I-36

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.226	$16.806	$13.915	$13.032	$13.523	$12.970	$11.091	$10.000	$-
Accumulation unit value at end of period	$18.991	$15.226	$16.806	$13.915	$13.032	$13.523	$12.970	$11.091	$-
Number of accumulation units outstanding at end of period (in thousands)	7	5	3	4	1	4	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.016	$16.607	$13.777	$12.929	$13.443	$12.919	$11.070	$10.000	$-
Accumulation unit value at end of period	$18.691	$15.016	$16.607	$13.777	$12.929	$13.443	$12.919	$11.070	$-
Number of accumulation units outstanding at end of period (in thousands)	9	6	3	3	4	2	0	0	-
BlackRock LifePath® Dynamic 2050 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.119	$20.897	$17.061	$15.804	$16.235	$15.401	$12.884	$11.126	$11.169
Accumulation unit value at end of period	$24.111	$19.119	$20.897	$17.061	$15.804	$16.235	$15.401	$12.884	$11.126
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	-	7	5	6	4	0
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.292	$20.093	$16.488	$15.349	$15.847	$15.107	$13.713	$-	$-
Accumulation unit value at end of period	$22.953	$18.292	$20.093	$16.488	$15.349	$15.847	$15.107	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	10	9	7	3	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.051	$19.858	$16.319	$15.215	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.616	$18.051	$19.858	$16.319	$15.215	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	13	22	10	10	8	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.892	$19.703	$16.208	$15.126	$15.656	$14.963	$12.612	$12.180	$-
Accumulation unit value at end of period	$22.395	$17.892	$19.703	$16.208	$15.126	$15.656	$14.963	$12.612	$-
Number of accumulation units outstanding at end of period (in thousands)	28	39	32	24	14	13	11	16	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.734	$19.549	$16.097	$15.038	$15.580	$14.905	$12.576	$10.953	$10.953
Accumulation unit value at end of period	$22.175	$17.734	$19.549	$16.097	$15.038	$15.580	$14.905	$12.576	$10.953
Number of accumulation units outstanding at end of period (in thousands)	5	5	17	13	9	7	5	0	0

APP I-37

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.423	$19.245	$15.878	$14.863	$15.430	$14.791	$12.504	$10.912	$10.912
Accumulation unit value at end of period	$21.743	$17.423	$19.245	$15.878	$14.863	$15.430	$14.791	$12.504	$10.912
Number of accumulation units outstanding at end of period (in thousands)	20	15	19	17	14	15	13	11	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.117	$18.946	$15.663	$14.690	$15.281	$14.678	$12.433	$10.872	$11.880
Accumulation unit value at end of period	$21.319	$17.117	$18.946	$15.663	$14.690	$15.281	$14.678	$12.433	$10.872
Number of accumulation units outstanding at end of period (in thousands)	71	60	48	53	44	29	21	18	6
BlackRock LifePath® Dynamic 2055 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.855	$18.446	$15.090	$13.986	$14.371	$13.609	$11.274	$10.000	$-
Accumulation unit value at end of period	$21.257	$16.855	$18.446	$15.090	$13.986	$14.371	$13.609	$11.274	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.278	$17.904	$14.720	$13.711	$14.159	$13.476	$12.166	$-	$-
Accumulation unit value at end of period	$20.427	$16.278	$17.904	$14.720	$13.711	$14.159	$13.476	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	-	-	-	-	1	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.109	$17.745	$14.611	$13.630	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.184	$16.109	$17.745	$14.611	$13.630	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.997	$17.640	$14.539	$13.576	$14.055	$13.410	$11.193	$10.000	$-
Accumulation unit value at end of period	$20.024	$15.997	$17.640	$14.539	$13.576	$14.055	$13.410	$11.193	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.886	$17.535	$14.467	$13.522	$14.013	$13.383	$11.182	$10.000	$-
Accumulation unit value at end of period	$19.865	$15.886	$17.535	$14.467	$13.522	$14.013	$13.383	$11.182	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	3	2	1	0	-	-

APP I-38

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.666	$17.327	$14.324	$13.415	$13.930	$13.331	$11.160	$10.000	$-
Accumulation unit value at end of period	$19.551	$15.666	$17.327	$14.324	$13.415	$13.930	$13.331	$11.160	$-
Number of accumulation units outstanding at end of period (in thousands)	9	5	4	3	1	-	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.449	$17.122	$14.182	$13.309	$13.848	$13.278	$11.139	$10.000	$-
Accumulation unit value at end of period	$19.242	$15.449	$17.122	$14.182	$13.309	$13.848	$13.278	$11.139	$-
Number of accumulation units outstanding at end of period (in thousands)	9	5	2	2	2	-	0	-	-
BlackRock LifePath® Dynamic Retirement Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.199	$15.820	$14.201	$13.440	$13.684	$13.088	$12.354	$11.390	$11.348
Accumulation unit value at end of period	$17.716	$15.199	$15.820	$14.201	$13.440	$13.684	$13.088	$12.354	$11.390
Number of accumulation units outstanding at end of period (in thousands)	9	3	3	18	38	41	39	48	7
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.499	$15.168	$13.684	$13.015	$13.318	$12.801	$12.550	$-	$-
Accumulation unit value at end of period	$16.816	$14.499	$15.168	$13.684	$13.015	$13.318	$12.801	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	101	23	24	19	17	8	16	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.793	$16.546	$14.949	$14.240	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.289	$15.793	$16.546	$14.949	$14.240	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	37	3	2	12	13	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.932	$14.611	$13.214	$12.599	$12.925	$12.455	$11.845	$11.513	$-
Accumulation unit value at end of period	$16.117	$13.932	$14.611	$13.214	$12.599	$12.925	$12.455	$11.845	$-
Number of accumulation units outstanding at end of period (in thousands)	18	5	6	8	8	8	7	8	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.401	$16.168	$14.637	$13.970	$14.346	$13.838	$13.174	$12.249	$12.249
Accumulation unit value at end of period	$17.800	$15.401	$16.168	$14.637	$13.970	$14.346	$13.838	$13.174	$12.249
Number of accumulation units outstanding at end of period (in thousands)	77	11	12	11	11	14	12	18	13

APP I-39

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.455	$14.153	$12.839	$12.278	$12.634	$12.210	$11.648	$10.852	$10.852
Accumulation unit value at end of period	$15.519	$13.455	$14.153	$12.839	$12.278	$12.634	$12.210	$11.648	$10.852
Number of accumulation units outstanding at end of period (in thousands)	79	6	11	17	18	16	16	12	10
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.647	$15.438	$14.032	$13.447	$13.864	$13.426	$12.833	$11.981	$12.152
Accumulation unit value at end of period	$16.860	$14.647	$15.438	$14.032	$13.447	$13.864	$13.426	$12.833	$11.981
Number of accumulation units outstanding at end of period (in thousands)	161	34	33	45	46	49	49	58	67
BlackRock Mid Cap Dividend Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.873	$19.802	$18.242	$14.915	$16.021	$15.057	$11.296	$9.979	$9.991
Accumulation unit value at end of period	$23.099	$17.873	$19.802	$18.242	$14.915	$16.021	$15.057	$11.296	$9.979
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.865	$18.779	$17.387	$14.286	$15.423	$14.567	$12.505	$-	$-
Accumulation unit value at end of period	$21.687	$16.865	$18.779	$17.387	$14.286	$15.423	$14.567	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	12	14	28	20	17	8	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.113	$23.545	$21.832	$17.966	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.110	$21.113	$23.545	$21.832	$17.966	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	3	3	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.382	$18.288	$16.974	$13.982	$15.132	$14.329	$10.831	$10.679	$-
Accumulation unit value at end of period	$21.014	$16.382	$18.288	$16.974	$13.982	$15.132	$14.329	$10.831	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	7	10	9	10	13	20	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.590	$23.008	$21.376	$17.626	$19.095	$18.099	$13.694	$12.200	$12.200
Accumulation unit value at end of period	$26.385	$20.590	$23.008	$21.376	$17.626	$19.095	$18.099	$13.694	$12.200
Number of accumulation units outstanding at end of period (in thousands)	11	7	6	8	8	5	5	5	3

APP I-40

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.822	$17.715	$16.492	$13.625	$14.791	$14.047	$10.650	$9.507	$9.507
Accumulation unit value at end of period	$20.234	$15.822	$17.715	$16.492	$13.625	$14.791	$14.047	$10.650	$9.507
Number of accumulation units outstanding at end of period (in thousands)	12	14	13	14	15	18	15	15	12
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.582	$21.969	$20.493	$16.965	$18.453	$17.560	$13.340	$11.932	$12.586
Accumulation unit value at end of period	$24.993	$19.582	$21.969	$20.493	$16.965	$18.453	$17.560	$13.340	$11.932
Number of accumulation units outstanding at end of period (in thousands)	14	16	16	20	16	15	22	14	20
BNY Mellon Bond Market Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.802	$13.842	$13.427	$13.153	$13.147	$12.453	$12.785	$12.329	$12.195
Accumulation unit value at end of period	$14.925	$13.802	$13.842	$13.427	$13.153	$13.147	$12.453	$12.785	$12.329
Number of accumulation units outstanding at end of period (in thousands)	601	603	619	525	299	198	197	169	34
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.085	$13.190	$12.858	$12.659	$12.715	$12.105	$12.556	$-	$-
Accumulation unit value at end of period	$14.079	$13.085	$13.190	$12.858	$12.659	$12.715	$12.105	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	91	90	100	62	62	91	72	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.877	$13.000	$12.692	$12.514	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.835	$12.877	$13.000	$12.692	$12.514	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	34	39	47	30	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.741	$12.875	$12.582	$12.418	$12.505	$11.935	$12.345	$12.053	$-
Accumulation unit value at end of period	$13.675	$12.741	$12.875	$12.582	$12.418	$12.505	$11.935	$12.345	$-
Number of accumulation units outstanding at end of period (in thousands)	50	48	49	53	35	39	49	67	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.605	$12.751	$12.474	$12.323	$12.422	$11.867	$12.287	$11.951	$11.951
Accumulation unit value at end of period	$13.516	$12.605	$12.751	$12.474	$12.323	$12.422	$11.867	$12.287	$11.951
Number of accumulation units outstanding at end of period (in thousands)	9	8	8	7	13	15	25	25	6

APP I-41

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.339	$12.507	$12.259	$12.136	$12.257	$11.734	$12.173	$11.863	$11.863
Accumulation unit value at end of period	$13.204	$12.339	$12.507	$12.259	$12.136	$12.257	$11.734	$12.173	$11.863
Number of accumulation units outstanding at end of period (in thousands)	41	38	69	83	64	54	63	37	19
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.079	$12.267	$12.049	$11.951	$12.095	$11.601	$12.060	$11.776	$11.470
Accumulation unit value at end of period	$12.900	$12.079	$12.267	$12.049	$11.951	$12.095	$11.601	$12.060	$11.776
Number of accumulation units outstanding at end of period (in thousands)	98	98	93	88	84	97	88	93	79
BNY Mellon Midcap Index Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$75.980	$85.850	$74.214	$61.727	$63.394	$57.963	$43.626	$37.222	$37.372
Accumulation unit value at end of period	$95.397	$75.980	$85.850	$74.214	$61.727	$63.394	$57.963	$43.626	$37.222
Number of accumulation units outstanding at end of period (in thousands)	128	153	142	120	74	24	19	11	2
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.388	$28.831	$25.048	$20.937	$21.611	$19.859	$17.089	$-	$-
Accumulation unit value at end of period	$31.718	$25.388	$28.831	$25.048	$20.937	$21.611	$19.859	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	48	50	52	38	61	56	57	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.881	$28.298	$24.621	$20.612	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.037	$24.881	$28.298	$24.621	$20.612	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	11	16	21	9	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.627	$23.483	$20.452	$17.138	$17.734	$16.337	$12.388	$11.933	$-
Accumulation unit value at end of period	$25.704	$20.627	$23.483	$20.452	$17.138	$17.734	$16.337	$12.388	$-
Number of accumulation units outstanding at end of period (in thousands)	15	19	29	27	26	22	16	27	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.220	$27.602	$24.064	$20.185	$20.907	$19.280	$14.634	$12.593	$12.593
Accumulation unit value at end of period	$30.153	$24.220	$27.602	$24.064	$20.185	$20.907	$19.280	$14.634	$12.593
Number of accumulation units outstanding at end of period (in thousands)	11	12	13	13	22	20	18	13	12
APP I-42

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.977	$22.812	$19.927	$16.749	$17.383	$16.062	$12.216	$10.533	$10.533
Accumulation unit value at end of period	$24.820	$19.977	$22.812	$19.927	$16.749	$17.383	$16.062	$12.216	$10.533
Number of accumulation units outstanding at end of period (in thousands)	26	40	43	51	40	40	28	21	11
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.951	$26.261	$22.986	$19.358	$20.132	$18.638	$14.204	$12.272	$13.178
Accumulation unit value at end of period	$28.459	$22.951	$26.261	$22.986	$19.358	$20.132	$18.638	$14.204	$12.272
Number of accumulation units outstanding at end of period (in thousands)	25	27	28	25	28	39	37	40	34
BNY Mellon S&P 500 Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.654	$22.764	$18.774	$16.861	$16.709	$14.768	$11.208	$9.708	$9.612
Accumulation unit value at end of period	$28.339	$21.654	$22.764	$18.774	$16.861	$16.709	$14.768	$11.208	$9.708
Number of accumulation units outstanding at end of period (in thousands)	604	668	579	492	316	186	139	101	1
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.530	$21.690	$17.978	$16.227	$16.161	$14.355	$12.307	$-	$-
Accumulation unit value at end of period	$26.733	$20.530	$21.690	$17.978	$16.227	$16.161	$14.355	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	124	144	164	137	172	148	119	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.204	$21.378	$17.746	$16.041	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.269	$20.204	$21.378	$17.746	$16.041	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	7	28	41	31	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.989	$21.173	$17.593	$15.919	$15.894	$14.153	$10.823	$10.338	$-
Accumulation unit value at end of period	$25.964	$19.989	$21.173	$17.593	$15.919	$15.894	$14.153	$10.823	$-
Number of accumulation units outstanding at end of period (in thousands)	54	80	86	95	68	58	39	39	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.777	$20.969	$17.441	$15.797	$15.788	$14.073	$10.772	$9.410	$9.410
Accumulation unit value at end of period	$25.663	$19.777	$20.969	$17.441	$15.797	$15.788	$14.073	$10.772	$9.410
Number of accumulation units outstanding at end of period (in thousands)	49	45	55	38	37	36	40	26	14

APP I-43

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.360	$20.568	$17.142	$15.557	$15.579	$13.915	$10.672	$9.341	$9.341
Accumulation unit value at end of period	$25.071	$19.360	$20.568	$17.142	$15.557	$15.579	$13.915	$10.672	$9.341
Number of accumulation units outstanding at end of period (in thousands)	87	86	106	98	75	67	73	50	26
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.951	$20.174	$16.847	$15.320	$15.373	$13.758	$10.573	$9.273	$9.499
Accumulation unit value at end of period	$24.493	$18.951	$20.174	$16.847	$15.320	$15.373	$13.758	$10.573	$9.273
Number of accumulation units outstanding at end of period (in thousands)	74	82	93	110	109	123	95	99	85
BNY Mellon Smallcap Stock Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$59.352	$65.139	$57.950	$46.049	$47.102	$44.687	$31.747	$27.365	$27.037
Accumulation unit value at end of period	$72.579	$59.352	$65.139	$57.950	$46.049	$47.102	$44.687	$31.747	$27.365
Number of accumulation units outstanding at end of period (in thousands)	133	146	133	103	43	13	17	9	3
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.978	$28.655	$25.620	$20.460	$21.034	$20.055	$15.918	$-	$-
Accumulation unit value at end of period	$31.609	$25.978	$28.655	$25.620	$20.460	$21.034	$20.055	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	38	38	36	23	29	32	29	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.459	$28.125	$25.184	$20.142	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.931	$25.459	$28.125	$25.184	$20.142	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	3	3	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.947	$25.375	$22.744	$18.209	$18.766	$17.938	$12.839	$12.191	$-
Accumulation unit value at end of period	$27.851	$22.947	$25.375	$22.744	$18.209	$18.766	$17.938	$12.839	$-
Number of accumulation units outstanding at end of period (in thousands)	11	14	14	30	30	27	14	9	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.783	$27.433	$24.613	$19.725	$20.349	$19.470	$13.950	$12.127	$12.127
Accumulation unit value at end of period	$30.050	$24.783	$27.433	$24.613	$19.725	$20.349	$19.470	$13.950	$12.127
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	7	8	7	8	6	8

APP I-44

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.224	$24.650	$22.161	$17.795	$18.394	$17.635	$12.661	$11.028	$11.028
Accumulation unit value at end of period	$26.893	$22.224	$24.650	$22.161	$17.795	$18.394	$17.635	$12.661	$11.028
Number of accumulation units outstanding at end of period (in thousands)	23	25	26	25	24	17	15	10	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.485	$26.101	$23.511	$18.917	$19.594	$18.823	$13.540	$11.818	$12.251
Accumulation unit value at end of period	$28.362	$23.485	$26.101	$23.511	$18.917	$19.594	$18.823	$13.540	$11.818
Number of accumulation units outstanding at end of period (in thousands)	21	22	23	22	23	29	23	20	24
Calamos Global Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.502	$18.339	$13.644	$13.785	$13.130	$13.047	$10.914	$10.000	$-
Accumulation unit value at end of period	$20.011	$15.502	$18.339	$13.644	$13.785	$13.130	$13.047	$10.914	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.971	$17.801	$13.310	$13.514	$12.937	$12.919	$11.149	$-	$-
Accumulation unit value at end of period	$19.229	$14.971	$17.801	$13.310	$13.514	$12.937	$12.919	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.816	$17.643	$13.211	$13.434	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.001	$14.816	$17.643	$13.211	$13.434	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.713	$17.538	$13.145	$13.381	$12.841	$12.856	$10.835	$10.000	$-
Accumulation unit value at end of period	$18.850	$14.713	$17.538	$13.145	$13.381	$12.841	$12.856	$10.835	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.611	$17.433	$13.080	$13.328	$12.803	$12.830	$10.825	$10.000	$-
Accumulation unit value at end of period	$18.701	$14.611	$17.433	$13.080	$13.328	$12.803	$12.830	$10.825	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-45

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.409	$17.227	$12.951	$13.222	$12.728	$12.780	$10.804	$10.000	$-
Accumulation unit value at end of period	$18.405	$14.409	$17.227	$12.951	$13.222	$12.728	$12.780	$10.804	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$10.000	$-
Accumulation unit value at end of period	$18.114	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Calamos International Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.020	$13.962	$10.031	$10.690	$10.400	$11.110	$10.000	$-	$-
Accumulation unit value at end of period	$14.251	$11.020	$13.962	$10.031	$10.690	$10.400	$11.110	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.697	$13.621	$9.835	$10.533	$10.299	$11.057	$10.063	$-	$-
Accumulation unit value at end of period	$13.764	$10.697	$13.621	$9.835	$10.533	$10.299	$11.057	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.602	$13.520	$9.777	$10.487	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.621	$10.602	$13.520	$9.777	$10.487	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.539	$13.453	$9.738	$10.456	$10.249	$11.031	$10.000	$-	$-
Accumulation unit value at end of period	$13.527	$10.539	$13.453	$9.738	$10.456	$10.249	$11.031	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.476	$13.387	$9.700	$10.425	$10.229	$11.020	$10.000	$-	$-
Accumulation unit value at end of period	$13.433	$10.476	$13.387	$9.700	$10.425	$10.229	$11.020	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-46

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.352	$13.255	$9.624	$10.363	$10.189	$10.999	$10.000	$-	$-
Accumulation unit value at end of period	$13.247	$10.352	$13.255	$9.624	$10.363	$10.189	$10.999	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.230	$13.125	$9.548	$10.302	$10.149	$10.978	$10.000	$-	$-
Accumulation unit value at end of period	$13.064	$10.230	$13.125	$9.548	$10.302	$10.149	$10.978	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	1	1	-	-	0	-	-
Calvert Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.891	$14.915	$14.314	$13.812	$13.811	$13.017	$13.365	$12.413	$12.225
Accumulation unit value at end of period	$16.151	$14.891	$14.915	$14.314	$13.812	$13.811	$13.017	$13.365	$12.413
Number of accumulation units outstanding at end of period (in thousands)	20	30	25	23	24	24	13	8	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.179	$14.273	$13.767	$13.351	$13.417	$12.708	$13.310	$-	$-
Accumulation unit value at end of period	$15.302	$14.179	$14.273	$13.767	$13.351	$13.417	$12.708	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	39	41	23	21	20	32	28	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.473	$14.591	$14.095	$13.689	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.596	$14.473	$14.591	$14.095	$13.689	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	22	21	20	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.649	$13.775	$13.320	$12.949	$13.045	$12.387	$12.815	$12.141	$-
Accumulation unit value at end of period	$14.694	$13.649	$13.775	$13.320	$12.949	$13.045	$12.387	$12.815	$-
Number of accumulation units outstanding at end of period (in thousands)	18	19	19	21	24	10	15	22	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.114	$14.258	$13.801	$13.430	$13.544	$12.874	$13.331	$12.487	$12.487
Accumulation unit value at end of period	$15.179	$14.114	$14.258	$13.801	$13.430	$13.544	$12.874	$13.331	$12.487
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	3	5	4	3	4	19

APP I-47

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.182	$13.344	$12.941	$12.619	$12.751	$12.144	$12.601	$11.827	$11.827
Accumulation unit value at end of period	$14.148	$13.182	$13.344	$12.941	$12.619	$12.751	$12.144	$12.601	$11.827
Number of accumulation units outstanding at end of period (in thousands)	21	16	13	17	15	25	28	28	17
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.423	$13.615	$13.231	$12.927	$13.089	$12.491	$12.987	$12.213	$12.026
Accumulation unit value at end of period	$14.378	$13.423	$13.615	$13.231	$12.927	$13.089	$12.491	$12.987	$12.213
Number of accumulation units outstanding at end of period (in thousands)	21	22	22	27	32	33	33	37	44
Calvert Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.687	$36.830	$29.280	$28.616	$27.601	$24.857	$19.059	$16.498	$16.772
Accumulation unit value at end of period	$52.809	$38.687	$36.830	$29.280	$28.616	$27.601	$24.857	$19.059	$16.498
Number of accumulation units outstanding at end of period (in thousands)	18	41	41	45	42	42	39	35	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.815	$28.527	$22.792	$22.387	$21.701	$19.641	$16.435	$-	$-
Accumulation unit value at end of period	$40.495	$29.815	$28.527	$22.792	$22.387	$21.701	$19.641	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	28	30	40	44	46	44	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$29.177	$27.960	$22.372	$22.007	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$39.570	$29.177	$27.960	$22.372	$22.007	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	8	6	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.302	$21.392	$17.134	$16.872	$16.396	$14.877	$11.492	$11.218	$-
Accumulation unit value at end of period	$30.215	$22.302	$21.392	$17.134	$16.872	$16.396	$14.877	$11.492	$-
Number of accumulation units outstanding at end of period (in thousands)	25	35	37	45	46	34	37	42	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.579	$26.481	$21.231	$20.927	$20.357	$18.489	$14.297	$12.482	$12.482
Accumulation unit value at end of period	$37.328	$27.579	$26.481	$21.231	$20.927	$20.357	$18.489	$14.297	$12.482
Number of accumulation units outstanding at end of period (in thousands)	9	9	14	8	14	14	18	16	46

APP I-48

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.538	$20.723	$16.648	$16.441	$16.026	$14.585	$11.300	$9.886	$9.886
Accumulation unit value at end of period	$29.094	$21.538	$20.723	$16.648	$16.441	$16.026	$14.585	$11.300	$9.886
Number of accumulation units outstanding at end of period (in thousands)	14	16	14	32	27	37	31	37	23
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.757	$22.903	$18.436	$18.244	$17.818	$16.248	$12.615	$11.057	$12.243
Accumulation unit value at end of period	$32.026	$23.757	$22.903	$18.436	$18.244	$17.818	$16.248	$12.615	$11.057
Number of accumulation units outstanding at end of period (in thousands)	59	51	55	60	62	65	55	50	66
ClearBridge Appreciation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.908	$21.373	$17.884	$16.397	$16.166	$14.599	$11.292	$10.812	$-
Accumulation unit value at end of period	$27.142	$20.908	$21.373	$17.884	$16.397	$16.166	$14.599	$11.292	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.100	$20.651	$17.365	$16.001	$15.855	$14.390	$12.541	$-	$-
Accumulation unit value at end of period	$25.963	$20.100	$20.651	$17.365	$16.001	$15.855	$14.390	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	4	1	7	8	5	3	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.864	$20.439	$17.213	$15.884	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.619	$19.864	$20.439	$17.213	$15.884	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.708	$20.299	$17.112	$15.807	$15.701	$14.286	$11.133	$10.509	$-
Accumulation unit value at end of period	$25.392	$19.708	$20.299	$17.112	$15.807	$15.701	$14.286	$11.133	$-
Number of accumulation units outstanding at end of period (in thousands)	9	8	7	8	9	7	7	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.553	$20.159	$17.011	$15.730	$15.640	$14.245	$11.112	$10.700	$-
Accumulation unit value at end of period	$25.168	$19.553	$20.159	$17.011	$15.730	$15.640	$14.245	$11.112	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-49

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.247	$19.884	$16.812	$15.577	$15.519	$14.163	$11.071	$10.674	$-
Accumulation unit value at end of period	$24.725	$19.247	$19.884	$16.812	$15.577	$15.519	$14.163	$11.071	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	7	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.946	$19.612	$16.616	$15.425	$15.399	$14.081	$11.029	$10.648	$-
Accumulation unit value at end of period	$24.289	$18.946	$19.612	$16.616	$15.425	$15.399	$14.081	$11.029	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	2	2	2	1	-
ClearBridge Mid Cap Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.002	$42.487	$37.693	$34.772	$34.007	$31.543	$22.993	$19.450	$19.621
Accumulation unit value at end of period	$49.132	$37.002	$42.487	$37.693	$34.772	$34.007	$31.543	$22.993	$19.450
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$35.229	$40.655	$36.248	$33.606	$33.032	$30.791	$25.165	$-	$-
Accumulation unit value at end of period	$46.545	$35.229	$40.655	$36.248	$33.606	$33.032	$30.791	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	4	9	7	11	7	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$34.714	$40.121	$35.826	$33.264	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$45.795	$34.714	$40.121	$35.826	$33.264	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	1	1	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$34.374	$39.769	$35.547	$33.038	$32.554	$30.423	$22.344	$21.661	$-
Accumulation unit value at end of period	$45.303	$34.374	$39.769	$35.547	$33.038	$32.554	$30.423	$22.344	$-
Number of accumulation units outstanding at end of period (in thousands)	1	0	1	1	3	1	1	3	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.038	$39.420	$35.270	$32.814	$32.365	$30.276	$22.258	$18.989	$18.989
Accumulation unit value at end of period	$44.815	$34.038	$39.420	$35.270	$32.814	$32.365	$30.276	$22.258	$18.989
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-50

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$33.376	$38.731	$34.723	$32.369	$31.991	$29.986	$22.089	$18.882	$18.882
Accumulation unit value at end of period	$43.855	$33.376	$38.731	$34.723	$32.369	$31.991	$29.986	$22.089	$18.882
Number of accumulation units outstanding at end of period (in thousands)	4	3	2	1	1	1	1	1	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.727	$38.054	$34.184	$31.930	$31.621	$29.698	$21.921	$18.776	$20.254
Accumulation unit value at end of period	$42.917	$32.727	$38.054	$34.184	$31.930	$31.621	$29.698	$21.921	$18.776
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	3	2	1	1	1	1
ClearBridge Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.970	$24.932	$19.954	$18.868	$19.826	$19.195	$13.019	$10.958	$10.996
Accumulation unit value at end of period	$32.521	$25.970	$24.932	$19.954	$18.868	$19.826	$19.195	$13.019	$10.958
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	40	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.540	$23.678	$19.044	$18.098	$19.113	$18.597	$14.656	$-	$-
Accumulation unit value at end of period	$30.576	$24.540	$23.678	$19.044	$18.098	$19.113	$18.597	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	1	1	0	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.395	$27.439	$22.102	$21.035	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.327	$28.395	$27.439	$22.102	$21.035	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.854	$23.074	$18.605	$17.724	$18.765	$18.305	$12.479	$12.203	$-
Accumulation unit value at end of period	$29.648	$23.854	$23.074	$18.605	$17.724	$18.765	$18.305	$12.479	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	8	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.691	$26.813	$21.641	$20.637	$21.871	$21.356	$12.409	$10.534	$10.534
Accumulation unit value at end of period	$34.383	$27.691	$26.813	$21.641	$20.637	$21.871	$21.356	$12.409	$10.534
Number of accumulation units outstanding at end of period (in thousands)	2	1	2	1	1	1	0	0	0
APP I-51

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$23.057	$22.370	$18.091	$17.287	$18.357	$17.960	$12.270	$10.437	$10.437
Accumulation unit value at end of period	$28.571	$23.057	$22.370	$18.091	$17.287	$18.357	$17.960	$12.270	$10.437
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.336	$25.603	$20.747	$19.864	$21.136	$20.721	$12.132	$10.340	$10.820
Accumulation unit value at end of period	$32.569	$26.336	$25.603	$20.747	$19.864	$21.136	$20.721	$12.132	$10.340
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	5	3	3	2	4	3
Columbia Acorn® Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$42.597	$44.945	$35.981	$32.693	$33.317	$33.136	$25.387	$21.584	$21.854
Accumulation unit value at end of period	$53.763	$42.597	$44.945	$35.981	$32.693	$33.317	$33.136	$25.387	$21.584
Number of accumulation units outstanding at end of period (in thousands)	6	0	3	3	31	38	36	36	10
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$40.556	$43.007	$34.601	$31.596	$32.361	$32.347	$27.305	$-	$-
Accumulation unit value at end of period	$50.932	$40.556	$43.007	$34.601	$31.596	$32.361	$32.347	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	3	4	8	16	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$39.963	$42.442	$34.198	$31.275	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$50.112	$39.963	$42.442	$34.198	$31.275	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	5	6	5	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$39.572	$42.069	$33.931	$31.062	$31.894	$31.960	$24.670	$24.070	$-
Accumulation unit value at end of period	$49.572	$39.572	$42.069	$33.931	$31.062	$31.894	$31.960	$24.670	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	4	2	4	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$39.185	$41.700	$33.667	$30.851	$31.708	$31.806	$24.575	$21.073	$21.073
Accumulation unit value at end of period	$49.039	$39.185	$41.700	$33.667	$30.851	$31.708	$31.806	$24.575	$21.073
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	1	-	2	0	-

APP I-52

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$38.423	$40.971	$33.145	$30.433	$31.341	$31.501	$24.388	$20.954	$20.954
Accumulation unit value at end of period	$47.989	$38.423	$40.971	$33.145	$30.433	$31.341	$31.501	$24.388	$20.954
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	6	5	6	6	3	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$37.676	$40.255	$32.631	$30.020	$30.979	$31.198	$24.203	$20.836	$22.816
Accumulation unit value at end of period	$46.961	$37.676	$40.255	$32.631	$30.020	$30.979	$31.198	$24.203	$20.836
Number of accumulation units outstanding at end of period (in thousands)	11	11	11	12	11	11	12	9	5
Columbia Contrarian Core Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$43.595	$48.010	$39.537	$36.492	$35.507	$31.518	$23.276	$19.671	$19.530
Accumulation unit value at end of period	$57.807	$43.595	$48.010	$39.537	$36.492	$35.507	$31.518	$23.276	$19.671
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	4	1	3
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$41.506	$45.940	$38.021	$35.268	$34.488	$30.767	$25.731	$-	$-
Accumulation unit value at end of period	$54.763	$41.506	$45.940	$38.021	$35.268	$34.488	$30.767	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	2	2	16	10	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$40.899	$45.336	$37.578	$34.909	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$53.881	$40.899	$45.336	$37.578	$34.909	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	3	3	4	3	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$40.500	$44.939	$37.286	$34.672	$33.990	$30.399	$22.618	$21.478	$-
Accumulation unit value at end of period	$53.302	$40.500	$44.939	$37.286	$34.672	$33.990	$30.399	$22.618	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	1	-	-	-	5	16	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$40.104	$44.544	$36.995	$34.436	$33.793	$30.253	$22.532	$19.204	$19.204
Accumulation unit value at end of period	$52.728	$40.104	$44.544	$36.995	$34.436	$33.793	$30.253	$22.532	$19.204
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	0	-	-

APP I-53

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$39.324	$43.766	$36.421	$33.970	$33.402	$29.962	$22.360	$19.096	$19.096
Accumulation unit value at end of period	$51.599	$39.324	$43.766	$36.421	$33.970	$33.402	$29.962	$22.360	$19.096
Number of accumulation units outstanding at end of period (in thousands)	1	3	2	2	1	1	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$38.559	$43.001	$35.856	$33.509	$33.015	$29.675	$22.190	$18.989	$19.969
Accumulation unit value at end of period	$50.495	$38.559	$43.001	$35.856	$33.509	$33.015	$29.675	$22.190	$18.989
Number of accumulation units outstanding at end of period (in thousands)	6	6	10	7	6	5	5	2	0
Columbia Disciplined Small Core Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.598	$21.451	$20.166	$17.359	$18.768	$18.851	$13.880	$12.280	$12.270
Accumulation unit value at end of period	$21.252	$17.598	$21.451	$20.166	$17.359	$18.768	$18.851	$13.880	$12.280
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	2
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.837	$20.626	$19.488	$16.858	$18.319	$18.492	$14.809	$-	$-
Accumulation unit value at end of period	$20.231	$16.837	$20.626	$19.488	$16.858	$18.319	$18.492	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.615	$20.385	$19.289	$16.711	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.934	$16.615	$20.385	$19.289	$16.711	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.469	$20.226	$19.157	$16.614	$18.098	$18.315	$13.587	$13.237	$-
Accumulation unit value at end of period	$19.739	$16.469	$20.226	$19.157	$16.614	$18.098	$18.315	$13.587	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	7	7	6	6	5	5	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.323	$20.068	$19.026	$16.517	$18.011	$18.245	$13.548	$12.089	$12.089
Accumulation unit value at end of period	$19.545	$16.323	$20.068	$19.026	$16.517	$18.011	$18.245	$13.548	$12.089
Number of accumulation units outstanding at end of period (in thousands)	1	0	1	2	1	1	0	0	-

APP I-54

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.037	$19.755	$18.768	$16.325	$17.837	$18.105	$13.472	$12.044	$12.044
Accumulation unit value at end of period	$19.164	$16.037	$19.755	$18.768	$16.325	$17.837	$18.105	$13.472	$12.044
Number of accumulation units outstanding at end of period (in thousands)	-	0	1	1	-	-	0	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.756	$19.448	$18.513	$16.135	$17.665	$17.966	$13.395	$12.000	$12.844
Accumulation unit value at end of period	$18.790	$15.756	$19.448	$18.513	$16.135	$17.665	$17.966	$13.395	$12.000
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	2	2	1	1	0
Columbia Large Cap Growth III Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.314	$12.877	$10.093	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.739	$12.314	$12.877	$10.093	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.180	$12.801	$10.084	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.475	$12.180	$12.801	$10.084	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.140	$12.779	$10.081	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.397	$12.140	$12.779	$10.081	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.114	$12.764	$10.080	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.345	$12.114	$12.764	$10.080	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	2	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.088	$12.749	$10.078	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.293	$12.088	$12.749	$10.078	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	17	16	10	-	-	-	-	-

APP I-55

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.035	$12.719	$10.074	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.189	$12.035	$12.719	$10.074	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	11	9	4	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.983	$12.689	$10.071	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.087	$11.983	$12.689	$10.071	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	15	19	38	-	-	-	-	-
Columbia Select Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.960	$18.442	$16.273	$14.280	$15.060	$13.448	$9.950	$8.542	$8.489
Accumulation unit value at end of period	$20.956	$15.960	$18.442	$16.273	$14.280	$15.060	$13.448	$9.950	$8.542
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.060	$17.490	$15.510	$13.678	$14.498	$13.011	$10.931	$-	$-
Accumulation unit value at end of period	$19.676	$15.060	$17.490	$15.510	$13.678	$14.498	$13.011	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	12	8	9	7	6	10	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.800	$17.214	$15.288	$13.503	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.307	$14.800	$17.214	$15.288	$13.503	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.629	$17.032	$15.141	$13.387	$14.225	$12.797	$9.540	$9.007	$-
Accumulation unit value at end of period	$19.065	$14.629	$17.032	$15.141	$13.387	$14.225	$12.797	$9.540	$-
Number of accumulation units outstanding at end of period (in thousands)	14	14	14	26	26	19	8	13	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.460	$16.853	$14.997	$13.272	$14.117	$12.713	$9.486	$8.213	$8.213
Accumulation unit value at end of period	$18.826	$14.460	$16.853	$14.997	$13.272	$14.117	$12.713	$9.486	$8.213
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0

APP I-56

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.128	$16.499	$14.711	$13.046	$13.904	$12.546	$9.381	$8.138	$8.138
Accumulation unit value at end of period	$18.357	$14.128	$16.499	$14.711	$13.046	$13.904	$12.546	$9.381	$8.138
Number of accumulation units outstanding at end of period (in thousands)	9	15	17	24	25	34	38	35	23
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.804	$16.153	$14.431	$12.823	$13.694	$12.381	$9.276	$8.063	$8.693
Accumulation unit value at end of period	$17.900	$13.804	$16.153	$14.431	$12.823	$13.694	$12.381	$9.276	$8.063
Number of accumulation units outstanding at end of period (in thousands)	13	12	14	19	17	14	22	27	22
Davis New York Venture Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$68.892	$79.196	$64.835	$57.760	$56.093	$52.645	$39.124	$34.707	$34.636
Accumulation unit value at end of period	$90.185	$68.892	$79.196	$64.835	$57.760	$56.093	$52.645	$39.124	$34.707
Number of accumulation units outstanding at end of period (in thousands)	1	1	3	1	2	8	9	9	5
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.601	$29.579	$24.336	$21.789	$21.267	$20.060	$16.979	$-	$-
Accumulation unit value at end of period	$33.347	$25.601	$29.579	$24.336	$21.789	$21.267	$20.060	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	46	50	37	40	41	32	24	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.426	$24.793	$20.429	$18.318	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.867	$21.426	$24.793	$20.429	$18.318	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	24	42	53	37	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.905	$17.265	$14.240	$12.781	$12.506	$11.826	$8.855	$8.680	$-
Accumulation unit value at end of period	$19.367	$14.905	$17.265	$14.240	$12.781	$12.506	$11.826	$8.855	$-
Number of accumulation units outstanding at end of period (in thousands)	33	32	33	35	40	37	61	56	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.143	$27.992	$23.111	$20.764	$20.338	$19.250	$14.428	$12.909	$12.909
Accumulation unit value at end of period	$31.337	$24.143	$27.992	$23.111	$20.764	$20.338	$19.250	$14.428	$12.909
Number of accumulation units outstanding at end of period (in thousands)	11	12	17	21	35	49	54	48	66

APP I-57

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.395	$16.724	$13.835	$12.455	$12.224	$11.594	$8.707	$7.805	$7.805
Accumulation unit value at end of period	$18.648	$14.395	$16.724	$13.835	$12.455	$12.224	$11.594	$8.707	$7.805
Number of accumulation units outstanding at end of period (in thousands)	14	14	15	21	24	31	26	24	37
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.577	$26.282	$21.786	$19.652	$19.325	$18.366	$13.820	$12.414	$13.195
Accumulation unit value at end of period	$29.188	$22.577	$26.282	$21.786	$19.652	$19.325	$18.366	$13.820	$12.414
Number of accumulation units outstanding at end of period (in thousands)	32	35	44	54	56	70	86	94	93
Delaware Diversified Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.634	$11.901	$11.306	$10.917	$11.044	$10.506	$10.653	$10.000	$-
Accumulation unit value at end of period	$12.887	$11.634	$11.901	$11.306	$10.917	$11.044	$10.506	$10.653	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.236	$11.551	$11.029	$10.703	$10.881	$10.404	$10.762	$-	$-
Accumulation unit value at end of period	$12.384	$11.236	$11.551	$11.029	$10.703	$10.881	$10.404	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	21	29	4	4	4	3	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.119	$11.448	$10.947	$10.639	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.237	$11.119	$11.448	$10.947	$10.639	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.042	$11.380	$10.893	$10.597	$10.801	$10.353	$10.576	$10.000	$-
Accumulation unit value at end of period	$12.140	$11.042	$11.380	$10.893	$10.597	$10.801	$10.353	$10.576	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.965	$11.313	$10.839	$10.555	$10.769	$10.332	$10.565	$10.000	$-
Accumulation unit value at end of period	$12.043	$10.965	$11.313	$10.839	$10.555	$10.769	$10.332	$10.565	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	6	-	-	0	0	-

APP I-58

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.814	$11.179	$10.732	$10.472	$10.705	$10.292	$10.545	$10.000	$-
Accumulation unit value at end of period	$11.853	$10.814	$11.179	$10.732	$10.472	$10.705	$10.292	$10.545	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	2	6	6	3	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$10.000	$-
Accumulation unit value at end of period	$11.665	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	0	5	-	4	6	0	-
Delaware Extended Duration Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.580	$14.786	$13.188	$12.298	$12.914	$11.142	$11.607	$10.000	$-
Accumulation unit value at end of period	$16.664	$13.580	$14.786	$13.188	$12.298	$12.914	$11.142	$11.607	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.116	$14.352	$12.865	$12.057	$12.724	$11.033	$11.897	$-	$-
Accumulation unit value at end of period	$16.013	$13.116	$14.352	$12.865	$12.057	$12.724	$11.033	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.979	$14.224	$12.770	$11.985	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.823	$12.979	$14.224	$12.770	$11.985	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.889	$14.139	$12.706	$11.938	$12.630	$10.979	$11.523	$10.000	$-
Accumulation unit value at end of period	$15.697	$12.889	$14.139	$12.706	$11.938	$12.630	$10.979	$11.523	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.800	$14.055	$12.643	$11.891	$12.593	$10.957	$11.512	$10.000	$-
Accumulation unit value at end of period	$15.573	$12.800	$14.055	$12.643	$11.891	$12.593	$10.957	$11.512	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	1	-	-	-	0	0	-

APP I-59

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.623	$13.889	$12.518	$11.797	$12.518	$10.914	$11.490	$10.000	$-
Accumulation unit value at end of period	$15.327	$12.623	$13.889	$12.518	$11.797	$12.518	$10.914	$11.490	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	2	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$10.000	$-
Accumulation unit value at end of period	$15.084	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	2	-	-	-	-	-
DWS Capital Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.428	$40.298	$31.998	$30.870	$28.562	$25.400	$18.958	$16.438	$16.672
Accumulation unit value at end of period	$53.855	$39.428	$40.298	$31.998	$30.870	$28.562	$25.400	$18.958	$16.438
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$37.538	$38.560	$30.771	$29.835	$27.743	$24.795	$20.305	$-	$-
Accumulation unit value at end of period	$51.019	$37.538	$38.560	$30.771	$29.835	$27.743	$24.795	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$36.990	$38.054	$30.412	$29.531	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$50.198	$36.990	$38.054	$30.412	$29.531	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$36.628	$37.720	$30.176	$29.330	$27.342	$24.498	$18.422	$18.299	$-
Accumulation unit value at end of period	$49.658	$36.628	$37.720	$30.176	$29.330	$27.342	$24.498	$18.422	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$36.270	$37.389	$29.941	$29.131	$27.183	$24.380	$18.352	$16.048	$16.048
Accumulation unit value at end of period	$49.123	$36.270	$37.389	$29.941	$29.131	$27.183	$24.380	$18.352	$16.048
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
APP I-60

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$35.565	$36.735	$29.476	$28.736	$26.869	$24.146	$18.212	$15.958	$15.958
Accumulation unit value at end of period	$48.071	$35.565	$36.735	$29.476	$28.736	$26.869	$24.146	$18.212	$15.958
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.873	$36.093	$29.019	$28.347	$26.558	$23.915	$18.074	$15.868	$17.133
Accumulation unit value at end of period	$47.042	$34.873	$36.093	$29.019	$28.347	$26.558	$23.915	$18.074	$15.868
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
DWS International Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.252	$12.368	$9.887	$9.883	$10.076	$10.270	$8.160	$6.923	$7.118
Accumulation unit value at end of period	$13.451	$10.252	$12.368	$9.887	$9.883	$10.076	$10.270	$8.160	$6.923
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.825	$13.126	$10.544	$10.593	$10.855	$11.119	$9.552	$-	$-
Accumulation unit value at end of period	$14.133	$10.825	$13.126	$10.544	$10.593	$10.855	$11.119	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	6	7	7	7	8	8	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.137	$15.954	$12.835	$12.914	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.126	$13.137	$15.954	$12.835	$12.914	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.397	$11.423	$9.199	$9.265	$9.517	$9.773	$7.824	$7.647	$-
Accumulation unit value at end of period	$12.237	$9.397	$11.423	$9.199	$9.265	$9.517	$9.773	$7.824	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.812	$15.589	$12.567	$12.670	$13.028	$13.392	$10.731	$9.182	$9.182
Accumulation unit value at end of period	$16.668	$12.812	$15.589	$12.567	$12.670	$13.028	$13.392	$10.731	$9.182
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	-	-	-	0	0	0

APP I-61

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.076	$11.065	$8.938	$9.029	$9.302	$9.581	$7.693	$6.596	$6.596
Accumulation unit value at end of period	$11.783	$9.076	$11.065	$8.938	$9.029	$9.302	$9.581	$7.693	$6.596
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.184	$14.886	$12.048	$12.195	$12.590	$12.993	$10.454	$8.981	$10.703
Accumulation unit value at end of period	$15.788	$12.184	$14.886	$12.048	$12.195	$12.590	$12.993	$10.454	$8.981
Number of accumulation units outstanding at end of period (in thousands)	-	0	1	4	4	3	2	2	4
Eaton Vance Atlanta Capital SMID-Cap Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.539	$23.869	$19.184	$17.290	$15.797	$15.058	$11.095	$10.000	$-
Accumulation unit value at end of period	$30.225	$22.539	$23.869	$19.184	$17.290	$15.797	$15.058	$11.095	$-
Number of accumulation units outstanding at end of period (in thousands)	20	17	15	15	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.767	$23.168	$18.714	$16.950	$15.564	$14.911	$12.467	$-	$-
Accumulation unit value at end of period	$29.045	$21.767	$23.168	$18.714	$16.950	$15.564	$14.911	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	13	12	12	11	8	6	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.541	$22.962	$18.575	$16.850	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.700	$21.541	$22.962	$18.575	$16.850	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.391	$22.826	$18.483	$16.783	$15.449	$14.838	$11.015	$10.000	$-
Accumulation unit value at end of period	$28.472	$21.391	$22.826	$18.483	$16.783	$15.449	$14.838	$11.015	$-
Number of accumulation units outstanding at end of period (in thousands)	1	5	4	9	8	7	1	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.243	$22.690	$18.392	$16.717	$15.403	$14.809	$11.004	$10.000	$-
Accumulation unit value at end of period	$28.246	$21.243	$22.690	$18.392	$16.717	$15.403	$14.809	$11.004	$-
Number of accumulation units outstanding at end of period (in thousands)	1	0	3	4	5	-	0	0	-

APP I-62

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.949	$22.421	$18.210	$16.584	$15.312	$14.751	$10.983	$10.000	$-
Accumulation unit value at end of period	$27.800	$20.949	$22.421	$18.210	$16.584	$15.312	$14.751	$10.983	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	2	-	3	2	1	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$10.000	$-
Accumulation unit value at end of period	$27.360	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$-
Number of accumulation units outstanding at end of period (in thousands)	5	6	5	6	6	6	4	1	-
Eaton Vance Balanced Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.474	$28.449	$25.058	$23.956	$23.338	$21.289	$17.601	$15.785	$15.678
Accumulation unit value at end of period	$33.967	$27.474	$28.449	$25.058	$23.956	$23.338	$21.289	$17.601	$15.785
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.157	$27.222	$24.098	$23.152	$22.668	$20.782	$18.630	$-	$-
Accumulation unit value at end of period	$32.178	$26.157	$27.222	$24.098	$23.152	$22.668	$20.782	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.774	$26.864	$23.817	$22.917	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.660	$25.774	$26.864	$23.817	$22.917	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$25.522	$26.628	$23.631	$22.761	$22.341	$20.533	$17.103	$16.530	$-
Accumulation unit value at end of period	$31.319	$25.522	$26.628	$23.631	$22.761	$22.341	$20.533	$17.103	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	1	1	1	-	-	1	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.273	$26.395	$23.447	$22.606	$22.211	$20.434	$17.038	$15.411	$15.411
Accumulation unit value at end of period	$30.982	$25.273	$26.395	$23.447	$22.606	$22.211	$20.434	$17.038	$15.411
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-63

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.781	$25.933	$23.083	$22.300	$21.954	$20.238	$16.908	$15.324	$15.324
Accumulation unit value at end of period	$30.319	$24.781	$25.933	$23.083	$22.300	$21.954	$20.238	$16.908	$15.324
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.299	$25.480	$22.725	$21.998	$21.700	$20.044	$16.779	$15.238	$15.624
Accumulation unit value at end of period	$29.669	$24.299	$25.480	$22.725	$21.998	$21.700	$20.044	$16.779	$15.238
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	1	1	-	0	-	0
Eaton Vance Income Fund of Boston
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.313	$18.840	$17.773	$15.774	$16.099	$15.699	$14.631	$12.898	$12.634
Accumulation unit value at end of period	$20.747	$18.313	$18.840	$17.773	$15.774	$16.099	$15.699	$14.631	$12.898
Number of accumulation units outstanding at end of period (in thousands)	5	5	11	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.280	$17.868	$16.940	$15.110	$15.498	$15.189	$14.849	$-	$-
Accumulation unit value at end of period	$19.480	$17.280	$17.868	$16.940	$15.110	$15.498	$15.189	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	22	22	21	20	20	25	21	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.860	$19.531	$18.544	$16.566	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.229	$18.860	$19.531	$18.544	$16.566	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.786	$17.401	$16.538	$14.788	$15.206	$14.941	$14.028	$13.019	$-
Accumulation unit value at end of period	$18.875	$16.786	$17.401	$16.538	$14.788	$15.206	$14.941	$14.028	$-
Number of accumulation units outstanding at end of period (in thousands)	24	28	27	33	35	31	23	21	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.393	$19.085	$18.157	$16.252	$16.729	$16.452	$15.463	$13.748	$13.748
Accumulation unit value at end of period	$20.661	$18.393	$19.085	$18.157	$16.252	$16.729	$16.452	$15.463	$13.748
Number of accumulation units outstanding at end of period (in thousands)	13	12	12	10	9	9	11	12	6

APP I-64

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.212	$16.856	$16.068	$14.411	$14.863	$14.647	$13.794	$12.289	$12.289
Accumulation unit value at end of period	$18.175	$16.212	$16.856	$16.068	$14.411	$14.863	$14.647	$13.794	$12.289
Number of accumulation units outstanding at end of period (in thousands)	11	17	35	39	36	29	37	24	13
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.492	$18.224	$17.407	$15.643	$16.166	$15.963	$15.064	$13.446	$13.664
Accumulation unit value at end of period	$19.571	$17.492	$18.224	$17.407	$15.643	$16.166	$15.963	$15.064	$13.446
Number of accumulation units outstanding at end of period (in thousands)	35	42	47	45	42	47	47	59	44
Eaton Vance Large-Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.525	$16.663	$14.514	$13.247	$13.392	$12.069	$9.331	$8.060	$7.931
Accumulation unit value at end of period	$20.150	$15.525	$16.663	$14.514	$13.247	$13.392	$12.069	$9.331	$8.060
Number of accumulation units outstanding at end of period (in thousands)	281	314	360	418	649	630	598	565	474
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.649	$15.802	$13.833	$12.689	$12.892	$11.677	$10.135	$-	$-
Accumulation unit value at end of period	$18.919	$14.649	$15.802	$13.833	$12.689	$12.892	$11.677	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	19	19	27	31	29	48	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.516	$20.003	$17.537	$16.110	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.876	$18.516	$20.003	$17.537	$16.110	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	6	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.230	$15.389	$13.505	$12.419	$12.649	$11.486	$8.947	$8.435	$-
Accumulation unit value at end of period	$18.332	$14.230	$15.389	$13.505	$12.419	$12.649	$11.486	$8.947	$-
Number of accumulation units outstanding at end of period (in thousands)	10	13	17	24	25	23	22	25	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.057	$19.547	$17.171	$15.805	$16.115	$14.647	$11.421	$9.949	$9.949
Accumulation unit value at end of period	$23.238	$18.057	$19.547	$17.171	$15.805	$16.115	$14.647	$11.421	$9.949
Number of accumulation units outstanding at end of period (in thousands)	24	23	28	15	14	19	18	18	19

APP I-65

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.743	$14.907	$13.121	$12.102	$12.364	$11.260	$8.797	$7.679	$7.679
Accumulation unit value at end of period	$17.651	$13.743	$14.907	$13.121	$12.102	$12.364	$11.260	$8.797	$7.679
Number of accumulation units outstanding at end of period (in thousands)	7	7	10	15	16	30	40	29	39
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.172	$18.664	$16.461	$15.213	$15.573	$14.211	$11.125	$9.731	$10.224
Accumulation unit value at end of period	$22.011	$17.172	$18.664	$16.461	$15.213	$15.573	$14.211	$11.125	$9.731
Number of accumulation units outstanding at end of period (in thousands)	22	27	29	51	49	52	67	82	76
Federated Clover Small Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.014	$19.617	$17.493	$14.378	$15.384	$14.377	$10.935	$10.000	$-
Accumulation unit value at end of period	$19.164	$16.014	$19.617	$17.493	$14.378	$15.384	$14.377	$10.935	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.466	$19.041	$17.064	$14.096	$15.157	$14.237	$12.149	$-	$-
Accumulation unit value at end of period	$18.416	$15.466	$19.041	$17.064	$14.096	$15.157	$14.237	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.305	$18.872	$16.938	$14.012	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.197	$15.305	$18.872	$16.938	$14.012	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.199	$18.760	$16.854	$13.957	$15.045	$14.167	$10.856	$10.000	$-
Accumulation unit value at end of period	$18.053	$15.199	$18.760	$16.854	$13.957	$15.045	$14.167	$10.856	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.094	$18.648	$16.770	$13.901	$15.001	$14.139	$10.845	$10.000	$-
Accumulation unit value at end of period	$17.910	$15.094	$18.648	$16.770	$13.901	$15.001	$14.139	$10.845	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-66

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.885	$18.427	$16.605	$13.792	$14.912	$14.084	$10.824	$10.000	$-
Accumulation unit value at end of period	$17.627	$14.885	$18.427	$16.605	$13.792	$14.912	$14.084	$10.824	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$10.000	$-
Accumulation unit value at end of period	$17.348	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Federated Equity Income Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.809	$17.902	$15.425	$14.088	$14.897	$13.801	$10.487	$-	$-
Accumulation unit value at end of period	$19.171	$15.809	$17.902	$15.425	$14.088	$14.897	$13.801	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.925	$16.986	$14.709	$13.501	$14.348	$13.359	$10.202	$-	$-
Accumulation unit value at end of period	$18.009	$14.925	$16.986	$14.709	$13.501	$14.348	$13.359	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.961	$20.472	$17.755	$16.321	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.640	$17.961	$20.472	$17.755	$16.321	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	2	3	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.502	$16.546	$14.364	$13.217	$14.082	$13.144	$10.063	$-	$-
Accumulation unit value at end of period	$17.455	$14.502	$16.546	$14.364	$13.217	$14.082	$13.144	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.515	$20.005	$17.384	$16.011	$17.076	$15.955	$12.227	$-	$-
Accumulation unit value at end of period	$21.061	$17.515	$20.005	$17.384	$16.011	$17.076	$15.955	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-67

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.010	$16.033	$13.960	$12.884	$17.076	$15.955	$12.227	$-	$-
Accumulation unit value at end of period	$16.812	$14.010	$16.033	$13.960	$12.884	$17.076	$15.955	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	3	3	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.657	$19.101	$16.665	$15.410	$16.501	$15.479	$11.910	$-	$-
Accumulation unit value at end of period	$19.949	$16.657	$19.101	$16.665	$15.410	$16.501	$15.479	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	4	3	2	4	-	-
Federated Kaufmann Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.687	$20.928	$16.390	$15.903	$15.008	$13.752	$9.785	$8.342	$8.409
Accumulation unit value at end of period	$28.860	$21.687	$20.928	$16.390	$15.903	$15.008	$13.752	$9.785	$8.342
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	9
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.464	$19.847	$15.622	$15.233	$14.448	$13.305	$10.596	$-	$-
Accumulation unit value at end of period	$27.097	$20.464	$19.847	$15.622	$15.233	$14.448	$13.305	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	40	45	46	58	93	94	76	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.433	$24.703	$19.473	$19.017	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.626	$25.433	$24.703	$19.473	$19.017	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.879	$19.328	$15.251	$14.909	$14.176	$13.087	$9.382	$9.312	$-
Accumulation unit value at end of period	$26.257	$19.879	$19.328	$15.251	$14.909	$14.176	$13.087	$9.382	$-
Number of accumulation units outstanding at end of period (in thousands)	35	36	40	31	41	29	33	32	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.802	$24.139	$19.066	$18.657	$17.758	$16.410	$11.776	$10.125	$10.125
Accumulation unit value at end of period	$32.726	$24.802	$24.139	$19.066	$18.657	$17.758	$16.410	$11.776	$10.125
Number of accumulation units outstanding at end of period (in thousands)	10	10	10	25	18	23	31	42	38

APP I-68

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.199	$18.723	$14.818	$14.529	$13.856	$12.830	$9.226	$7.948	$7.948
Accumulation unit value at end of period	$25.282	$19.199	$18.723	$14.818	$14.529	$13.856	$12.830	$9.226	$7.948
Number of accumulation units outstanding at end of period (in thousands)	31	33	40	55	57	66	62	35	46
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.586	$23.049	$18.278	$17.956	$17.160	$15.921	$11.471	$9.902	$11.419
Accumulation unit value at end of period	$30.998	$23.586	$23.049	$18.278	$17.956	$17.160	$15.921	$11.471	$9.902
Number of accumulation units outstanding at end of period (in thousands)	36	39	44	54	52	63	73	90	96
Franklin Conservative Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.261	$15.804	$14.292	$13.691	$14.008	$13.554	$12.278	$11.370	$11.400
Accumulation unit value at end of period	$17.283	$15.261	$15.804	$14.292	$13.691	$14.008	$13.554	$12.278	$11.370
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	-	5	6	5	5	5
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.400	$14.989	$13.622	$13.114	$13.485	$13.113	$12.471	$-	$-
Accumulation unit value at end of period	$16.227	$14.400	$14.989	$13.622	$13.114	$13.485	$13.113	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	70	72	70	67	73	76	90	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.003	$16.682	$15.184	$14.640	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.006	$16.003	$16.682	$15.184	$14.640	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	6	4	4	2	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.161	$14.776	$13.463	$12.993	$13.394	$13.057	$11.918	$11.696	$-
Accumulation unit value at end of period	$15.917	$14.161	$14.776	$13.463	$12.993	$13.394	$13.057	$11.918	$-
Number of accumulation units outstanding at end of period (in thousands)	11	10	13	8	7	9	13	21	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.606	$16.301	$14.866	$14.362	$14.820	$14.462	$13.213	$12.339	$12.339
Accumulation unit value at end of period	$17.524	$15.606	$16.301	$14.866	$14.362	$14.820	$14.462	$13.213	$12.339
Number of accumulation units outstanding at end of period (in thousands)	29	25	21	20	19	15	13	14	5
APP I-69

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.510	$14.139	$12.921	$12.508	$12.933	$12.645	$11.576	$10.832	$10.832
Accumulation unit value at end of period	$15.140	$13.510	$14.139	$12.921	$12.508	$12.933	$12.645	$11.576	$10.832
Number of accumulation units outstanding at end of period (in thousands)	20	19	27	30	30	22	23	14	20
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.841	$15.564	$14.251	$13.823	$14.321	$14.031	$12.870	$12.068	$12.562
Accumulation unit value at end of period	$16.599	$14.841	$15.564	$14.251	$13.823	$14.321	$14.031	$12.870	$12.068
Number of accumulation units outstanding at end of period (in thousands)	30	44	42	79	77	76	62	70	57
Franklin Growth Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.675	$17.825	$14.923	$14.163	$14.402	$13.723	$11.343	$10.263	$10.350
Accumulation unit value at end of period	$20.327	$16.675	$17.825	$14.923	$14.163	$14.402	$13.723	$11.343	$10.263
Number of accumulation units outstanding at end of period (in thousands)	2	5	5	-	6	6	5	5	1
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.734	$16.905	$14.223	$13.566	$13.864	$13.277	$11.801	$-	$-
Accumulation unit value at end of period	$19.085	$15.734	$16.905	$14.223	$13.566	$13.864	$13.277	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	110	120	108	68	78	89	105	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.626	$20.041	$16.887	$16.132	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.558	$18.626	$20.041	$16.887	$16.132	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	43	49	46	78	82	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.284	$16.462	$13.886	$13.277	$13.603	$13.059	$10.876	$10.720	$-
Accumulation unit value at end of period	$18.493	$15.284	$16.462	$13.886	$13.277	$13.603	$13.059	$10.876	$-
Number of accumulation units outstanding at end of period (in thousands)	95	75	79	27	31	25	39	36	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.164	$19.583	$16.534	$15.826	$16.231	$15.597	$13.002	$11.865	$11.865
Accumulation unit value at end of period	$21.954	$18.164	$19.583	$16.534	$15.826	$16.231	$15.597	$13.002	$11.865
Number of accumulation units outstanding at end of period (in thousands)	13	13	18	20	30	21	25	13	2

APP I-70

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.761	$15.947	$13.491	$12.939	$13.296	$12.803	$10.694	$9.778	$9.778
Accumulation unit value at end of period	$17.806	$14.761	$15.947	$13.491	$12.939	$13.296	$12.803	$10.694	$9.778
Number of accumulation units outstanding at end of period (in thousands)	23	27	55	105	94	61	67	74	81
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.273	$18.699	$15.850	$15.232	$15.684	$15.132	$12.665	$11.604	$12.359
Accumulation unit value at end of period	$20.795	$17.273	$18.699	$15.850	$15.232	$15.684	$15.132	$12.665	$11.604
Number of accumulation units outstanding at end of period (in thousands)	59	58	58	84	80	94	81	82	74
Franklin Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.453	$24.275	$19.141	$17.656	$17.320	$15.077	$11.653	$10.249	$10.272
Accumulation unit value at end of period	$30.998	$23.453	$24.275	$19.141	$17.656	$17.320	$15.077	$11.653	$10.249
Number of accumulation units outstanding at end of period (in thousands)	435	477	472	423	380	45	41	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.130	$23.022	$18.243	$16.912	$16.674	$14.587	$12.315	$-	$-
Accumulation unit value at end of period	$29.104	$22.130	$23.022	$18.243	$16.912	$16.674	$14.587	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	25	30	44	50	39	51	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.957	$28.085	$22.289	$20.693	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.399	$26.957	$28.085	$22.289	$20.693	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	2	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.497	$22.419	$17.811	$16.552	$16.360	$14.348	$11.173	$10.961	$-
Accumulation unit value at end of period	$28.201	$21.497	$22.419	$17.811	$16.552	$16.360	$14.348	$11.173	$-
Number of accumulation units outstanding at end of period (in thousands)	9	9	12	12	22	24	30	23	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.289	$27.444	$21.824	$20.302	$20.086	$17.634	$13.745	$12.193	$12.193
Accumulation unit value at end of period	$34.453	$26.289	$27.444	$21.824	$20.302	$20.086	$17.634	$13.745	$12.193
Number of accumulation units outstanding at end of period (in thousands)	42	45	45	44	45	46	53	53	36

APP I-71

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.762	$21.718	$17.305	$16.130	$15.991	$14.067	$10.986	$9.765	$9.765
Accumulation unit value at end of period	$27.155	$20.762	$21.718	$17.305	$16.130	$15.991	$14.067	$10.986	$9.765
Number of accumulation units outstanding at end of period (in thousands)	14	18	15	19	16	24	21	18	19
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.002	$26.206	$20.922	$19.541	$19.411	$17.110	$13.390	$11.925	$12.245
Accumulation unit value at end of period	$32.635	$25.002	$26.206	$20.922	$19.541	$19.411	$17.110	$13.390	$11.925
Number of accumulation units outstanding at end of period (in thousands)	24	29	33	33	38	36	30	29	21
Franklin High Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.162	$18.760	$17.577	$14.732	$16.504	$16.569	$15.392	$13.302	$12.980
Accumulation unit value at end of period	$20.755	$18.162	$18.760	$17.577	$14.732	$16.504	$16.569	$15.392	$13.302
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	11	11	15	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.146	$17.801	$16.762	$14.118	$15.896	$16.038	$15.647	$-	$-
Accumulation unit value at end of period	$19.497	$17.146	$17.801	$16.762	$14.118	$15.896	$16.038	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	9	12	17	12	20	7	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.449	$19.182	$18.089	$15.259	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.946	$18.449	$19.182	$18.089	$15.259	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	10	9	9	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.660	$17.339	$16.368	$13.821	$15.601	$15.780	$14.769	$13.551	$-
Accumulation unit value at end of period	$18.897	$16.660	$17.339	$16.368	$13.821	$15.601	$15.780	$14.769	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	2	2	1	10	12	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.991	$18.743	$17.711	$14.970	$16.914	$17.126	$16.045	$13.985	$13.985
Accumulation unit value at end of period	$20.386	$17.991	$18.743	$17.711	$14.970	$16.914	$17.126	$16.045	$13.985
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	5	7	4	3	3	3

APP I-72

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.095	$16.802	$15.908	$13.473	$15.253	$15.475	$14.527	$12.687	$12.687
Accumulation unit value at end of period	$18.201	$16.095	$16.802	$15.908	$13.473	$15.253	$15.475	$14.527	$12.687
Number of accumulation units outstanding at end of period (in thousands)	7	9	8	7	8	10	10	3	4
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.109	$17.897	$16.979	$14.408	$16.345	$16.615	$15.630	$13.677	$13.979
Accumulation unit value at end of period	$19.309	$17.109	$17.897	$16.979	$14.408	$16.345	$16.615	$15.630	$13.677
Number of accumulation units outstanding at end of period (in thousands)	13	15	18	33	30	28	22	21	37
Franklin Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.746	$16.627	$15.337	$13.188	$14.307	$13.741	$12.029	$10.582	$10.307
Accumulation unit value at end of period	$18.226	$15.746	$16.627	$15.337	$13.188	$14.307	$13.741	$12.029	$10.582
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	6	0	0
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.646	$16.605	$15.393	$13.303	$14.503	$13.999	$13.267	$-	$-
Accumulation unit value at end of period	$18.020	$15.646	$16.605	$15.393	$13.303	$14.503	$13.999	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	95	98	162	119	122	107	99	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.750	$18.865	$17.515	$15.159	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.412	$17.750	$18.865	$17.515	$15.159	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	19	16	17	14	14	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.433	$15.356	$14.271	$12.364	$13.513	$13.077	$11.534	$10.721	$-
Accumulation unit value at end of period	$16.581	$14.433	$15.356	$14.271	$12.364	$13.513	$13.077	$11.534	$-
Number of accumulation units outstanding at end of period (in thousands)	55	76	95	157	147	126	116	128	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.309	$18.434	$17.148	$14.872	$16.271	$15.761	$13.915	$12.345	$12.345
Accumulation unit value at end of period	$19.865	$17.309	$18.434	$17.148	$14.872	$16.271	$15.761	$13.915	$12.345
Number of accumulation units outstanding at end of period (in thousands)	14	14	22	25	22	24	28	37	29

APP I-73

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.939	$14.875	$13.865	$12.049	$13.208	$12.820	$11.341	$10.082	$10.082
Accumulation unit value at end of period	$15.966	$13.939	$14.875	$13.865	$12.049	$13.208	$12.820	$11.341	$10.082
Number of accumulation units outstanding at end of period (in thousands)	92	74	93	120	126	156	155	120	88
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.461	$17.602	$16.439	$14.314	$15.723	$15.291	$13.554	$12.073	$12.405
Accumulation unit value at end of period	$18.816	$16.461	$17.602	$16.439	$14.314	$15.723	$15.291	$13.554	$12.073
Number of accumulation units outstanding at end of period (in thousands)	77	91	96	126	128	128	142	148	184
Franklin Moderate Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.301	$17.126	$14.895	$14.194	$14.468	$13.901	$12.156	$11.117	$11.165
Accumulation unit value at end of period	$19.138	$16.301	$17.126	$14.895	$14.194	$14.468	$13.901	$12.156	$11.117
Number of accumulation units outstanding at end of period (in thousands)	3	3	10	-	31	34	32	27	23
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.382	$16.242	$14.196	$13.596	$13.928	$13.449	$12.473	$-	$-
Accumulation unit value at end of period	$17.969	$15.382	$16.242	$14.196	$13.596	$13.928	$13.449	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	97	109	100	97	102	113	87	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.551	$18.560	$16.247	$15.583	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.471	$17.551	$18.560	$16.247	$15.583	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	41	42	47	80	76	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.942	$15.817	$13.859	$13.306	$13.665	$13.229	$11.656	$11.432	$-
Accumulation unit value at end of period	$17.411	$14.942	$15.817	$13.859	$13.306	$13.665	$13.229	$11.656	$-
Number of accumulation units outstanding at end of period (in thousands)	39	38	43	31	66	81	99	86	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.115	$18.136	$15.907	$15.288	$15.716	$15.229	$13.431	$12.388	$12.388
Accumulation unit value at end of period	$19.923	$17.115	$18.136	$15.907	$15.288	$15.716	$15.229	$13.431	$12.388
Number of accumulation units outstanding at end of period (in thousands)	37	38	34	34	34	31	60	38	5

APP I-74

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.430	$15.322	$13.466	$12.967	$13.357	$12.969	$11.461	$10.592	$10.592
Accumulation unit value at end of period	$16.765	$14.430	$15.322	$13.466	$12.967	$13.357	$12.969	$11.461	$10.592
Number of accumulation units outstanding at end of period (in thousands)	50	48	55	77	76	56	45	79	128
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.276	$17.316	$15.249	$14.714	$15.186	$14.775	$13.083	$12.115	$12.723
Accumulation unit value at end of period	$18.871	$16.276	$17.316	$15.249	$14.714	$15.186	$14.775	$13.083	$12.115
Number of accumulation units outstanding at end of period (in thousands)	81	92	96	131	128	134	123	131	145
Franklin Mutual Beacon Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.315	$15.642	$13.710	$11.840	$12.376	$11.623	$9.031	$7.779	$7.709
Accumulation unit value at end of period	$17.849	$14.315	$15.642	$13.710	$11.840	$12.376	$11.623	$9.031	$7.779
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.117	$15.504	$13.656	$11.852	$12.451	$11.752	$10.163	$-	$-
Accumulation unit value at end of period	$17.514	$14.117	$15.504	$13.656	$11.852	$12.451	$11.752	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	4	16	15	5	2	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.700	$18.368	$16.204	$14.085	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.688	$16.700	$18.368	$16.204	$14.085	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.932	$15.339	$13.545	$11.785	$12.412	$11.744	$9.194	$8.738	$-
Accumulation unit value at end of period	$17.242	$13.932	$15.339	$13.545	$11.785	$12.412	$11.744	$9.194	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	6	12	21	23	20	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.285	$17.949	$15.865	$13.818	$14.566	$13.797	$10.812	$9.392	$9.392
Accumulation unit value at end of period	$20.134	$16.285	$17.949	$15.865	$13.818	$14.566	$13.797	$10.812	$9.392
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	4	4	4	15	16	15

APP I-75

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.672	$13.994	$12.394	$10.816	$11.425	$10.843	$8.514	$7.411	$7.411
Accumulation unit value at end of period	$15.635	$12.672	$13.994	$12.394	$10.816	$11.425	$10.843	$8.514	$7.411
Number of accumulation units outstanding at end of period (in thousands)	4	4	2	5	5	13	17	12	22
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.487	$17.137	$15.209	$13.299	$14.076	$13.386	$10.532	$9.186	$9.727
Accumulation unit value at end of period	$19.071	$15.487	$17.137	$15.209	$13.299	$14.076	$13.386	$10.532	$9.186
Number of accumulation units outstanding at end of period (in thousands)	4	4	6	13	13	16	28	34	33
Franklin Mutual Global Discovery Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.893	$16.732	$15.271	$13.568	$14.079	$13.407	$10.703	$9.444	$9.350
Accumulation unit value at end of period	$18.522	$14.893	$16.732	$15.271	$13.568	$14.079	$13.407	$10.703	$9.444
Number of accumulation units outstanding at end of period (in thousands)	54	137	119	118	146	130	165	157	103
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.053	$15.868	$14.555	$12.996	$13.553	$12.972	$11.434	$-	$-
Accumulation unit value at end of period	$17.391	$14.053	$15.868	$14.555	$12.996	$13.553	$12.972	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	114	131	111	110	167	180	155	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.688	$16.610	$15.259	$13.644	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.149	$14.688	$16.610	$15.259	$13.644	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	10	36	49	32	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.651	$15.453	$14.210	$12.719	$13.298	$12.759	$10.262	$9.763	$-
Accumulation unit value at end of period	$16.851	$13.651	$15.453	$14.210	$12.719	$13.298	$12.759	$10.262	$-
Number of accumulation units outstanding at end of period (in thousands)	101	110	107	107	103	88	101	103	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.378	$16.292	$14.996	$13.437	$14.062	$13.506	$10.874	$9.676	$9.676
Accumulation unit value at end of period	$17.730	$14.378	$16.292	$14.996	$13.437	$14.062	$13.506	$10.874	$9.676
Number of accumulation units outstanding at end of period (in thousands)	3	3	9	5	5	4	2	10	30

APP I-76

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.184	$14.969	$13.806	$12.395	$12.998	$12.509	$10.091	$8.998	$8.998
Accumulation unit value at end of period	$16.225	$13.184	$14.969	$13.806	$12.395	$12.998	$12.509	$10.091	$8.998
Number of accumulation units outstanding at end of period (in thousands)	91	92	112	146	159	152	153	99	56
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.777	$15.675	$14.485	$13.031	$13.692	$13.203	$10.673	$9.535	$10.075
Accumulation unit value at end of period	$16.922	$13.777	$15.675	$14.485	$13.031	$13.692	$13.203	$10.673	$9.535
Number of accumulation units outstanding at end of period (in thousands)	96	95	97	137	133	153	171	214	221
Franklin Mutual Shares Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.570	$28.153	$26.018	$22.504	$23.466	$21.870	$17.121	$14.920	$14.690
Accumulation unit value at end of period	$31.416	$25.570	$28.153	$26.018	$22.504	$23.466	$21.870	$17.121	$14.920
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.501	$26.005	$24.153	$20.995	$22.003	$20.609	$18.045	$-	$-
Accumulation unit value at end of period	$28.730	$23.501	$26.005	$24.153	$20.995	$22.003	$20.609	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	8	8	6	5	4	62	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.913	$25.394	$23.620	$20.563	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.970	$22.913	$25.394	$23.620	$20.563	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	20	24	26	32	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.804	$14.205	$13.226	$11.525	$12.109	$11.370	$8.968	$8.515	$-
Accumulation unit value at end of period	$15.614	$12.804	$14.205	$13.226	$11.525	$12.109	$11.370	$8.968	$-
Number of accumulation units outstanding at end of period (in thousands)	20	53	53	44	37	31	31	31	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.168	$24.617	$22.944	$20.014	$21.048	$19.784	$15.620	$13.728	$13.728
Accumulation unit value at end of period	$27.006	$22.168	$24.617	$22.944	$20.014	$21.048	$19.784	$15.620	$13.728
Number of accumulation units outstanding at end of period (in thousands)	46	46	51	56	54	48	49	109	108

APP I-77

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.366	$13.760	$12.850	$11.231	$11.835	$11.147	$8.818	$7.766	$7.766
Accumulation unit value at end of period	$15.035	$12.366	$13.760	$12.850	$11.231	$11.835	$11.147	$8.818	$7.766
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	9	16	27	28	19	9
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.706	$23.087	$21.603	$18.920	$19.977	$18.853	$14.944	$13.187	$13.806
Accumulation unit value at end of period	$25.125	$20.706	$23.087	$21.603	$18.920	$19.977	$18.853	$14.944	$13.187
Number of accumulation units outstanding at end of period (in thousands)	18	18	24	28	29	35	38	45	45
Franklin Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.306	$26.691	$24.126	$18.617	$20.199	$20.199	$14.993	$12.669	$12.564
Accumulation unit value at end of period	$29.375	$23.306	$26.691	$24.126	$18.617	$20.199	$20.199	$14.993	$12.669
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.496	$29.346	$26.659	$20.674	$22.543	$22.656	$18.309	$-	$-
Accumulation unit value at end of period	$31.975	$25.496	$29.346	$26.659	$20.674	$22.543	$22.656	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	11	15	12	11	12	14	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.959	$28.772	$26.177	$20.330	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.255	$24.959	$28.772	$26.177	$20.330	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	8	9	7	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.066	$18.539	$16.884	$13.126	$14.348	$14.457	$10.812	$10.143	$-
Accumulation unit value at end of period	$20.099	$16.066	$18.539	$16.884	$13.126	$14.348	$14.457	$10.812	$-
Number of accumulation units outstanding at end of period (in thousands)	15	14	16	14	12	8	5	4	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.261	$28.024	$25.547	$19.881	$21.754	$21.940	$16.425	$13.997	$13.997
Accumulation unit value at end of period	$30.320	$24.261	$28.024	$25.547	$19.881	$21.754	$21.940	$16.425	$13.997
Number of accumulation units outstanding at end of period (in thousands)	11	11	10	10	10	16	17	15	23
APP I-78

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.516	$17.958	$16.404	$12.791	$14.025	$14.173	$10.631	$9.078	$9.078
Accumulation unit value at end of period	$19.352	$15.516	$17.958	$16.404	$12.791	$14.025	$14.173	$10.631	$9.078
Number of accumulation units outstanding at end of period (in thousands)	10	10	13	17	15	16	14	9	8
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.924	$26.586	$24.333	$19.012	$20.887	$21.149	$15.896	$13.601	$13.891
Accumulation unit value at end of period	$28.534	$22.924	$26.586	$24.333	$19.012	$20.887	$21.149	$15.896	$13.601
Number of accumulation units outstanding at end of period (in thousands)	20	22	22	22	21	21	26	31	27
Franklin Strategic Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.210	$16.520	$15.809	$14.641	$15.294	$15.043	$14.576	$12.974	$12.824
Accumulation unit value at end of period	$17.534	$16.210	$16.520	$15.809	$14.641	$15.294	$15.043	$14.576	$12.974
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.296	$15.667	$15.068	$14.024	$14.723	$14.554	$14.590	$-	$-
Accumulation unit value at end of period	$16.463	$15.296	$15.667	$15.068	$14.024	$14.723	$14.554	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	16	27	30	29	28	26	60	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.425	$16.849	$16.228	$15.127	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.651	$16.425	$16.849	$16.228	$15.127	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	8	7	9	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.859	$15.258	$14.710	$13.726	$14.446	$14.315	$13.976	$13.173	$-
Accumulation unit value at end of period	$15.952	$14.859	$15.258	$14.710	$13.726	$14.446	$14.315	$13.976	$-
Number of accumulation units outstanding at end of period (in thousands)	17	23	22	29	37	30	32	21	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.018	$16.464	$15.889	$14.841	$15.634	$15.509	$15.157	$13.606	$13.606
Accumulation unit value at end of period	$17.179	$16.018	$16.464	$15.889	$14.841	$15.634	$15.509	$15.157	$13.606
Number of accumulation units outstanding at end of period (in thousands)	1	1	4	3	5	6	4	4	4

APP I-79

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.350	$14.780	$14.292	$13.376	$14.120	$14.034	$13.743	$12.362	$12.362
Accumulation unit value at end of period	$15.360	$14.350	$14.780	$14.292	$13.376	$14.120	$14.034	$13.743	$12.362
Number of accumulation units outstanding at end of period (in thousands)	21	26	24	50	51	50	38	45	35
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.233	$15.720	$15.232	$14.284	$15.108	$15.047	$14.764	$13.307	$13.708
Accumulation unit value at end of period	$16.272	$15.233	$15.720	$15.232	$14.284	$15.108	$15.047	$14.764	$13.307
Number of accumulation units outstanding at end of period (in thousands)	33	31	46	56	55	68	55	50	41
Franklin Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.268	$15.550	$15.019	$14.609	$14.846	$14.008	$14.146	$13.057	$12.915
Accumulation unit value at end of period	$16.658	$15.268	$15.550	$15.019	$14.609	$14.846	$14.008	$14.146	$13.057
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.407	$14.747	$14.315	$13.994	$14.292	$13.553	$13.955	$-	$-
Accumulation unit value at end of period	$15.640	$14.407	$14.747	$14.315	$13.994	$14.292	$13.553	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	3	7	6	4	0	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.034	$15.412	$14.983	$14.669	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.297	$15.034	$15.412	$14.983	$14.669	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.995	$14.361	$13.975	$13.696	$14.023	$13.331	$13.564	$12.962	$-
Accumulation unit value at end of period	$15.155	$13.995	$14.361	$13.975	$13.696	$14.023	$13.331	$13.564	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	-	-	3	5	5	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.662	$15.060	$14.670	$14.391	$14.750	$14.036	$14.295	$13.306	$13.306
Accumulation unit value at end of period	$15.861	$14.662	$15.060	$14.670	$14.391	$14.750	$14.036	$14.295	$13.306
Number of accumulation units outstanding at end of period (in thousands)	1	2	1	1	1	-	0	3	2

APP I-80

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.516	$13.912	$13.578	$13.347	$13.707	$13.069	$13.338	$12.440	$12.440
Accumulation unit value at end of period	$14.593	$13.516	$13.912	$13.578	$13.347	$13.707	$13.069	$13.338	$12.440
Number of accumulation units outstanding at end of period (in thousands)	7	9	8	4	4	4	8	6	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.944	$14.381	$14.064	$13.852	$14.254	$13.618	$13.925	$13.014	$13.053
Accumulation unit value at end of period	$15.024	$13.944	$14.381	$14.064	$13.852	$14.254	$13.618	$13.925	$13.014
Number of accumulation units outstanding at end of period (in thousands)	13	11	13	16	13	14	13	14	11
Frost Growth Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.175	$26.445	$20.280	$20.176	$19.038	$16.909	$13.050	$11.607	$11.811
Accumulation unit value at end of period	$36.149	$27.175	$26.445	$20.280	$20.176	$19.038	$16.909	$13.050	$11.607
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.999	$25.429	$19.598	$19.595	$18.583	$16.587	$13.922	$-	$-
Accumulation unit value at end of period	$34.413	$25.999	$25.429	$19.598	$19.595	$18.583	$16.587	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.657	$25.132	$19.398	$19.424	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.908	$25.657	$25.132	$19.398	$19.424	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$25.431	$24.935	$19.266	$19.310	$18.359	$16.429	$12.775	$12.878	$-
Accumulation unit value at end of period	$33.576	$25.431	$24.935	$19.266	$19.310	$18.359	$16.429	$12.775	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.207	$24.741	$19.135	$19.198	$18.270	$16.366	$12.738	$11.426	$11.426
Accumulation unit value at end of period	$33.247	$25.207	$24.741	$19.135	$19.198	$18.270	$16.366	$12.738	$11.426
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-81

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.765	$24.356	$18.875	$18.975	$18.094	$16.240	$12.666	$11.384	$11.384
Accumulation unit value at end of period	$32.599	$24.765	$24.356	$18.875	$18.975	$18.094	$16.240	$12.666	$11.384
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.331	$23.977	$18.618	$18.754	$17.920	$16.116	$12.594	$11.342	$12.099
Accumulation unit value at end of period	$31.964	$24.331	$23.977	$18.618	$18.754	$17.920	$16.116	$12.594	$11.342
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Frost Value Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.334	$22.375	$18.770	$17.549	$17.286	$15.695	$11.668	$11.129	$10.988
Accumulation unit value at end of period	$23.874	$19.334	$22.375	$18.770	$17.549	$17.286	$15.695	$11.668	$11.129
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.498	$21.515	$18.139	$17.044	$16.872	$15.396	$12.981	$-	$-
Accumulation unit value at end of period	$22.727	$18.498	$21.515	$18.139	$17.044	$16.872	$15.396	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.254	$21.264	$17.953	$16.895	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.394	$18.254	$21.264	$17.953	$16.895	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.093	$21.098	$17.831	$16.797	$16.669	$15.248	$11.422	$11.730	$-
Accumulation unit value at end of period	$22.175	$18.093	$21.098	$17.831	$16.797	$16.669	$15.248	$11.422	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.934	$20.933	$17.709	$16.699	$16.589	$15.190	$11.389	$10.956	$10.956
Accumulation unit value at end of period	$21.957	$17.934	$20.933	$17.709	$16.699	$16.589	$15.190	$11.389	$10.956
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-82

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.620	$20.607	$17.469	$16.505	$16.429	$15.074	$11.325	$10.915	$10.915
Accumulation unit value at end of period	$21.529	$17.620	$20.607	$17.469	$16.505	$16.429	$15.074	$11.325	$10.915
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.311	$20.287	$17.231	$16.313	$16.270	$14.958	$11.261	$10.875	$11.310
Accumulation unit value at end of period	$21.109	$17.311	$20.287	$17.231	$16.313	$16.270	$14.958	$11.261	$10.875
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	1	1
Goldman Sachs Government Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.960	$13.918	$13.680	$13.537	$13.498	$12.966	$13.299	$12.971	$12.886
Accumulation unit value at end of period	$14.765	$13.960	$13.918	$13.680	$13.537	$13.498	$12.966	$13.299	$12.971
Number of accumulation units outstanding at end of period (in thousands)	58	67	85	93	114	120	121	124	108
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.173	$13.200	$13.038	$12.967	$12.994	$12.545	$12.938	$-	$-
Accumulation unit value at end of period	$13.863	$13.173	$13.200	$13.038	$12.967	$12.994	$12.545	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	15	5	2	2	2	2	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.503	$13.551	$13.405	$13.352	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.189	$13.503	$13.551	$13.405	$13.352	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	8	7	7	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.796	$12.855	$12.729	$12.690	$12.749	$12.339	$12.751	$12.529	$-
Accumulation unit value at end of period	$13.433	$12.796	$12.855	$12.729	$12.690	$12.749	$12.339	$12.751	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	8	7	4	8	14	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.168	$13.241	$13.125	$13.098	$13.172	$12.761	$13.200	$12.985	$12.985
Accumulation unit value at end of period	$13.809	$13.168	$13.241	$13.125	$13.098	$13.172	$12.761	$13.200	$12.985
Number of accumulation units outstanding at end of period (in thousands)	2	2	4	2	3	3	3	9	30

APP I-83

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.358	$12.452	$12.368	$12.367	$12.461	$12.097	$12.538	$12.358	$12.358
Accumulation unit value at end of period	$12.934	$12.358	$12.452	$12.368	$12.367	$12.461	$12.097	$12.538	$12.358
Number of accumulation units outstanding at end of period (in thousands)	9	8	9	9	9	11	5	11	13
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.522	$12.643	$12.582	$12.607	$12.729	$12.381	$12.858	$12.699	$12.360
Accumulation unit value at end of period	$13.080	$12.522	$12.643	$12.582	$12.607	$12.729	$12.381	$12.858	$12.699
Number of accumulation units outstanding at end of period (in thousands)	21	14	13	15	12	12	25	37	30
Goldman Sachs Growth Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.330	$23.586	$18.600	$18.395	$19.490	$17.560	$13.321	$11.187	$11.243
Accumulation unit value at end of period	$30.001	$22.330	$23.586	$18.600	$18.395	$19.490	$17.560	$13.321	$11.187
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.099	$22.399	$17.752	$17.644	$18.788	$17.012	$14.306	$-	$-
Accumulation unit value at end of period	$28.206	$21.099	$22.399	$17.752	$17.644	$18.788	$17.012	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	18	17	11	21	18	14	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.606	$27.224	$21.609	$21.509	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.180	$25.606	$27.224	$21.609	$21.509	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.510	$21.828	$17.343	$17.280	$18.447	$16.745	$12.799	$12.380	$-
Accumulation unit value at end of period	$27.350	$20.510	$21.828	$17.343	$17.280	$18.447	$16.745	$12.799	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	13	14	6	0	0	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.971	$26.602	$21.157	$21.102	$22.549	$20.489	$15.676	$13.276	$13.276
Accumulation unit value at end of period	$33.265	$24.971	$26.602	$21.157	$21.102	$22.549	$20.489	$15.676	$13.276
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	2

APP I-84

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.824	$21.162	$16.864	$16.853	$18.045	$16.430	$12.595	$10.689	$10.689
Accumulation unit value at end of period	$26.356	$19.824	$21.162	$16.864	$16.853	$18.045	$16.430	$12.595	$10.689
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	4	5	10	16	11	8
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.747	$25.401	$20.282	$20.310	$21.790	$19.879	$15.270	$12.984	$13.699
Accumulation unit value at end of period	$31.509	$23.747	$25.401	$20.282	$20.310	$21.790	$19.879	$15.270	$12.984
Number of accumulation units outstanding at end of period (in thousands)	8	7	7	11	10	8	5	7	7
Goldman Sachs High Yield Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.358	$21.179	$20.042	$17.634	$18.610	$18.299	$17.021	$14.736	$14.355
Accumulation unit value at end of period	$23.424	$20.358	$21.179	$20.042	$17.634	$18.610	$18.299	$17.021	$14.736
Number of accumulation units outstanding at end of period (in thousands)	95	108	129	147	206	184	161	147	117
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.985	$19.850	$18.879	$16.693	$17.706	$17.497	$17.127	$-	$-
Accumulation unit value at end of period	$21.736	$18.985	$19.850	$18.879	$16.693	$17.706	$17.497	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	6	8	8	11	8	41	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.591	$19.468	$18.543	$16.421	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.253	$18.591	$19.468	$18.543	$16.421	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	7	5	7	4	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.381	$16.122	$15.372	$13.626	$14.489	$14.353	$13.451	$12.403	$-
Accumulation unit value at end of period	$17.565	$15.381	$16.122	$15.372	$13.626	$14.489	$14.353	$13.451	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	3	4	9	7	6	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.079	$18.970	$18.105	$16.065	$17.099	$16.956	$15.907	$13.889	$13.889
Accumulation unit value at end of period	$20.627	$18.079	$18.970	$18.105	$16.065	$17.099	$16.956	$15.907	$13.889
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	6	10	9	22	31

APP I-85

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.854	$15.618	$14.935	$13.279	$14.162	$14.072	$13.227	$11.573	$11.573
Accumulation unit value at end of period	$16.914	$14.854	$15.618	$14.935	$13.279	$14.162	$14.072	$13.227	$11.573
Number of accumulation units outstanding at end of period (in thousands)	3	5	5	3	4	4	4	7	7
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.814	$17.714	$16.973	$15.121	$16.159	$16.088	$15.153	$13.284	$13.689
Accumulation unit value at end of period	$19.107	$16.814	$17.714	$16.973	$15.121	$16.159	$16.088	$15.153	$13.284
Number of accumulation units outstanding at end of period (in thousands)	11	20	20	21	21	24	21	20	19
Goldman Sachs Large Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.666	$16.093	$14.721	$13.224	$13.871	$12.357	$9.320	$7.818	$7.703
Accumulation unit value at end of period	$18.416	$14.666	$16.093	$14.721	$13.224	$13.871	$12.357	$9.320	$7.818
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	5	4	3	11
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.837	$15.259	$14.028	$12.665	$13.351	$11.953	$10.275	$-	$-
Accumulation unit value at end of period	$17.288	$13.837	$15.259	$14.028	$12.665	$13.351	$11.953	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	13	13	6	10	19	19	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.597	$15.018	$13.827	$12.502	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.963	$13.597	$15.018	$13.827	$12.502	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.440	$14.859	$13.694	$12.394	$13.098	$11.756	$8.933	$8.348	$-
Accumulation unit value at end of period	$16.750	$13.440	$14.859	$13.694	$12.394	$13.098	$11.756	$8.933	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	3	13	13	8	8	16	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.284	$14.702	$13.563	$12.287	$12.999	$11.678	$8.883	$7.515	$7.515
Accumulation unit value at end of period	$16.540	$13.284	$14.702	$13.563	$12.287	$12.999	$11.678	$8.883	$7.515
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	3	3

APP I-86

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.978	$14.392	$13.304	$12.077	$12.801	$11.524	$8.783	$7.446	$7.446
Accumulation unit value at end of period	$16.127	$12.978	$14.392	$13.304	$12.077	$12.801	$11.524	$8.783	$7.446
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	3	4	3	3	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.680	$14.089	$13.050	$11.870	$12.607	$11.372	$8.685	$7.377	$7.941
Accumulation unit value at end of period	$15.724	$12.680	$14.089	$13.050	$11.870	$12.607	$11.372	$8.685	$7.377
Number of accumulation units outstanding at end of period (in thousands)	11	9	8	7	7	9	8	7	11
Goldman Sachs Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$77.696	$87.139	$78.743	$69.779	$77.074	$68.057	$51.389	$48.668	$-
Accumulation unit value at end of period	$102.190	$77.696	$87.139	$78.743	$69.779	$77.074	$68.057	$51.389	$-
Number of accumulation units outstanding at end of period (in thousands)	10	10	12	1	1	1	1	1	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.329	$34.187	$31.047	$27.650	$30.694	$27.239	$23.513	$-	$-
Accumulation unit value at end of period	$39.693	$30.329	$34.187	$31.047	$27.650	$30.694	$27.239	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	10	12	12	12	4	6	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.982	$29.331	$26.677	$23.794	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.953	$25.982	$29.331	$26.677	$23.794	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	8	8	10	12	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.663	$16.570	$15.085	$13.469	$14.989	$13.335	$10.145	$9.590	$-
Accumulation unit value at end of period	$19.143	$14.663	$16.570	$15.085	$13.469	$14.989	$13.335	$10.145	$-
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	1	1	1	1	1	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.602	$32.354	$29.485	$26.351	$29.354	$26.142	$19.908	$18.961	$-
Accumulation unit value at end of period	$37.302	$28.602	$32.354	$29.485	$26.351	$29.354	$26.142	$19.908	$-
Number of accumulation units outstanding at end of period (in thousands)	13	16	20	21	27	26	40	37	-
APP I-87

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.161	$16.051	$14.657	$13.125	$14.651	$13.073	$9.976	$9.514	$-
Accumulation unit value at end of period	$18.432	$14.161	$16.051	$14.657	$13.125	$14.651	$13.073	$9.976	$-
Number of accumulation units outstanding at end of period (in thousands)	9	8	8	4	3	3	2	2	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$18.212	$-
Accumulation unit value at end of period	$34.746	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$-
Number of accumulation units outstanding at end of period (in thousands)	11	13	13	20	18	24	27	29	-
Goldman Sachs Satellite Strategies
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.031	$13.427	$11.749	$11.090	$11.461	$11.494	$11.195	$10.486	$-
Accumulation unit value at end of period	$14.243	$12.031	$13.427	$11.749	$11.090	$11.461	$11.494	$11.195	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.566	$12.973	$11.408	$10.822	$11.241	$11.329	$11.512	$-	$-
Accumulation unit value at end of period	$13.624	$11.566	$12.973	$11.408	$10.822	$11.241	$11.329	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.430	$12.840	$11.308	$10.743	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.443	$11.430	$12.840	$11.308	$10.743	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.340	$12.752	$11.242	$10.691	$11.132	$11.248	$11.038	$10.412	$-
Accumulation unit value at end of period	$13.324	$11.340	$12.752	$11.242	$10.691	$11.132	$11.248	$11.038	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.251	$12.664	$11.176	$10.639	$11.089	$11.215	$11.017	$10.378	$-
Accumulation unit value at end of period	$13.206	$11.251	$12.664	$11.176	$10.639	$11.089	$11.215	$11.017	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-88

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.075	$12.491	$11.045	$10.535	$11.003	$11.151	$10.976	$10.353	$-
Accumulation unit value at end of period	$12.974	$11.075	$12.491	$11.045	$10.535	$11.003	$11.151	$10.976	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.902	$12.320	$10.916	$10.433	$10.918	$11.087	$10.934	$10.328	$-
Accumulation unit value at end of period	$12.745	$10.902	$12.320	$10.916	$10.433	$10.918	$11.087	$10.934	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Goldman Sachs Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.010	$23.364	$20.882	$16.820	$17.851	$16.706	$12.081	$10.408	$10.239
Accumulation unit value at end of period	$24.553	$20.010	$23.364	$20.882	$16.820	$17.851	$16.706	$12.081	$10.408
Number of accumulation units outstanding at end of period (in thousands)	108	141	142	119	80	-	8	0	0
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.882	$22.158	$19.903	$16.111	$17.185	$16.163	$13.230	$-	$-
Accumulation unit value at end of period	$23.053	$18.882	$22.158	$19.903	$16.111	$17.185	$16.163	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	37	45	34	37	45	41	73	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.875	$25.709	$23.127	$18.749	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.667	$21.875	$25.709	$23.127	$18.749	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	11	13	12	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.342	$21.579	$19.431	$15.768	$16.861	$15.898	$11.584	$10.982	$-
Accumulation unit value at end of period	$22.338	$18.342	$21.579	$19.431	$15.768	$16.861	$15.898	$11.584	$-
Number of accumulation units outstanding at end of period (in thousands)	21	22	22	19	23	21	20	22	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.332	$25.122	$22.644	$18.394	$19.688	$18.582	$13.553	$11.776	$11.776
Accumulation unit value at end of period	$25.953	$21.332	$25.122	$22.644	$18.394	$19.688	$18.582	$13.553	$11.776
Number of accumulation units outstanding at end of period (in thousands)	16	17	16	14	14	17	15	19	21

APP I-89

Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.714	$20.903	$18.879	$15.366	$16.481	$15.586	$11.390	$9.917	$9.917
Accumulation unit value at end of period	$21.509	$17.714	$20.903	$18.879	$15.366	$16.481	$15.586	$11.390	$9.917
Number of accumulation units outstanding at end of period (in thousands)	23	16	23	20	24	18	30	23	27
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.287	$23.987	$21.707	$17.704	$19.025	$18.029	$13.202	$11.517	$11.979
Accumulation unit value at end of period	$24.582	$20.287	$23.987	$21.707	$17.704	$19.025	$18.029	$13.202	$11.517
Number of accumulation units outstanding at end of period (in thousands)	23	26	35	44	40	46	49	51	52
Hartford AARP Balanced Retirement Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-90

Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.306	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10.31	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.297	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10.30	-	-	-	-	-	-	-	-
Hartford Global Impact Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.599	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.592	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-91

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.587	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.590	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-
Hartford International Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$8.724	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.451	$8.724	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$8.717	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.418	$8.717	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	30	32	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-92

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$8.710	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.378	$8.710	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.705	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.351	$8.705	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	-	-	-	-	-	-	-
Hartford Moderate Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.415	$15.331	$13.367	$12.790	$13.151	$13.085	$11.941	$10.658	$10.644
Accumulation unit value at end of period	$17.018	$14.415	$15.331	$13.367	$12.790	$13.151	$13.085	$11.941	$10.658
Number of accumulation units outstanding at end of period (in thousands)	-	0	34	32	32	37	34	43	50
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.592	$14.528	$12.731	$12.242	$12.650	$12.650	$12.117	$-	$-
Accumulation unit value at end of period	$15.966	$13.592	$14.528	$12.731	$12.242	$12.650	$12.650	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	6	11	8	9	17	13	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.354	$14.296	$12.546	$12.083	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.664	$13.354	$14.296	$12.546	$12.083	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	0	3	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.523	$21.992	$19.319	$18.624	$19.293	$19.341	$17.783	$17.267	$-
Accumulation unit value at end of period	$24.048	$20.523	$21.992	$19.319	$18.624	$19.293	$19.341	$17.783	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	6	15	19	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.044	$13.992	$12.303	$11.873	$12.312	$12.355	$11.371	$10.236	$10.236
Accumulation unit value at end of period	$15.269	$13.044	$13.992	$12.303	$11.873	$12.312	$12.355	$11.371	$10.236
Number of accumulation units outstanding at end of period (in thousands)	-	0	1	1	1	1	0	13	10

APP I-93

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.927	$21.418	$18.871	$18.247	$18.959	$19.063	$17.580	$15.857	$15.857
Accumulation unit value at end of period	$23.280	$19.927	$21.418	$18.871	$18.247	$18.959	$19.063	$17.580	$15.857
Number of accumulation units outstanding at end of period (in thousands)	14	15	13	11	9	7	5	3	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.445	$13.403	$11.833	$11.464	$11.935	$12.025	$11.112	$10.043	$10.584
Accumulation unit value at end of period	$14.510	$12.445	$13.403	$11.833	$11.464	$11.935	$12.025	$11.112	$10.043
Number of accumulation units outstanding at end of period (in thousands)	15	16	19	21	23	29	23	15	11
Invesco American Franchise Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.000	$20.785	$16.353	$16.031	$15.278	$14.104	$10.095	$10.292	$-
Accumulation unit value at end of period	$27.304	$20.000	$20.785	$16.353	$16.031	$15.278	$14.104	$10.095	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.243	$20.100	$15.893	$15.657	$14.996	$13.914	$10.823	$-	$-
Accumulation unit value at end of period	$26.140	$19.243	$20.100	$15.893	$15.657	$14.996	$13.914	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	1	1	29	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.022	$19.899	$15.757	$15.547	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.800	$19.022	$19.899	$15.757	$15.547	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	8	8	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.876	$19.766	$15.667	$15.474	$14.858	$13.820	$9.966	$10.161	$-
Accumulation unit value at end of period	$25.576	$18.876	$19.766	$15.667	$15.474	$14.858	$13.820	$9.966	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	1	1	1	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.731	$19.633	$15.578	$15.401	$14.803	$13.783	$9.949	$10.201	$-
Accumulation unit value at end of period	$25.354	$18.731	$19.633	$15.578	$15.401	$14.803	$13.783	$9.949	$-
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	6	6	6	6	-	-

APP I-94

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.444	$19.372	$15.401	$15.257	$14.693	$13.708	$9.915	$10.180	$-
Accumulation unit value at end of period	$24.916	$18.444	$19.372	$15.401	$15.257	$14.693	$13.708	$9.915	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	7	3	-	-	0	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$10.159	$-
Accumulation unit value at end of period	$24.486	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	9	9	7	6	5	-
Invesco American Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.860	$44.581	$40.732	$35.207	$38.668	$35.339	$26.363	$22.529	$21.843
Accumulation unit value at end of period	$48.427	$38.860	$44.581	$40.732	$35.207	$38.668	$35.339	$26.363	$22.529
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	11	11	11	12	1	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.998	$42.659	$39.171	$34.026	$37.559	$34.497	$29.112	$-	$-
Accumulation unit value at end of period	$45.876	$36.998	$42.659	$39.171	$34.026	$37.559	$34.497	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	8	0	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$36.457	$42.099	$38.714	$33.680	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$45.138	$36.457	$42.099	$38.714	$33.680	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$36.101	$41.729	$38.413	$33.451	$37.017	$34.084	$25.618	$24.365	$-
Accumulation unit value at end of period	$44.652	$36.101	$41.729	$38.413	$33.451	$37.017	$34.084	$25.618	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$35.748	$41.363	$38.113	$33.223	$36.802	$33.920	$25.521	$21.995	$21.995
Accumulation unit value at end of period	$44.171	$35.748	$41.363	$38.113	$33.223	$36.802	$33.920	$25.521	$21.995
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	1	-	-	-	-	-

APP I-95

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$35.052	$40.640	$37.522	$32.773	$36.376	$33.595	$25.326	$21.872	$21.872
Accumulation unit value at end of period	$43.225	$35.052	$40.640	$37.522	$32.773	$36.376	$33.595	$25.326	$21.872
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	3	2	0	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.371	$39.930	$36.940	$32.329	$35.955	$33.272	$25.133	$21.749	$22.540
Accumulation unit value at end of period	$42.300	$34.371	$39.930	$36.940	$32.329	$35.955	$33.272	$25.133	$21.749
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	3	3	3	2	1	1
Invesco Comstock Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.203	$29.856	$25.351	$21.515	$22.873	$20.961	$15.499	$13.035	$12.853
Accumulation unit value at end of period	$32.843	$26.203	$29.856	$25.351	$21.515	$22.873	$20.961	$15.499	$13.035
Number of accumulation units outstanding at end of period (in thousands)	6	6	7	1	6	4	4	3	2
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.097	$27.595	$23.549	$20.085	$21.460	$19.764	$16.732	$-	$-
Accumulation unit value at end of period	$30.053	$24.097	$27.595	$23.549	$20.085	$21.460	$19.764	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	11	11	8	4	4	5	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.852	$27.355	$23.379	$19.970	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.703	$23.852	$27.355	$23.379	$19.970	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	11	13	12	19	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.718	$18.045	$15.437	$13.199	$14.138	$13.054	$9.725	$9.128	$-
Accumulation unit value at end of period	$19.554	$15.718	$18.045	$15.437	$13.199	$14.138	$13.054	$9.725	$-
Number of accumulation units outstanding at end of period (in thousands)	23	23	23	25	24	7	8	13	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.675	$26.059	$22.315	$19.099	$20.478	$18.926	$14.114	$11.972	$11.972
Accumulation unit value at end of period	$28.181	$22.675	$26.059	$22.315	$19.099	$20.478	$18.926	$14.114	$11.972
Number of accumulation units outstanding at end of period (in thousands)	11	11	11	15	21	30	29	25	27
APP I-96

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.180	$17.480	$14.998	$12.863	$13.819	$12.798	$9.562	$8.127	$8.127
Accumulation unit value at end of period	$18.828	$15.180	$17.480	$14.998	$12.863	$13.819	$12.798	$9.562	$8.127
Number of accumulation units outstanding at end of period (in thousands)	11	16	17	13	23	34	38	27	33
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.153	$24.407	$20.984	$18.032	$19.411	$18.012	$13.486	$11.485	$12.127
Accumulation unit value at end of period	$26.184	$21.153	$24.407	$20.984	$18.032	$19.411	$18.012	$13.486	$11.485
Number of accumulation units outstanding at end of period (in thousands)	12	16	17	27	30	31	29	41	40
Invesco Developing Markets Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.871	$15.842	$12.154	$10.149	$12.483	$12.903	$13.331	$11.154	$11.346
Accumulation unit value at end of period	$16.728	$12.871	$15.842	$12.154	$10.149	$12.483	$12.903	$13.331	$11.154
Number of accumulation units outstanding at end of period (in thousands)	148	159	150	128	125	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.314	$15.233	$11.745	$9.857	$12.184	$12.657	$13.606	$-	$-
Accumulation unit value at end of period	$15.925	$12.314	$15.233	$11.745	$9.857	$12.184	$12.657	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	13	11	6	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.152	$15.055	$11.625	$9.771	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.691	$12.152	$15.055	$11.625	$9.771	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	13	7	6	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.044	$14.937	$11.546	$9.714	$12.037	$12.536	$13.050	$12.586	$-
Accumulation unit value at end of period	$15.537	$12.044	$14.937	$11.546	$9.714	$12.037	$12.536	$13.050	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	-	7	-	0	26	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.938	$14.820	$11.467	$9.657	$11.979	$12.488	$13.013	$10.981	$10.981
Accumulation unit value at end of period	$15.385	$11.938	$14.820	$11.467	$9.657	$11.979	$12.488	$13.013	$10.981
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	2	1	1	0	0	-

APP I-97

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.729	$14.590	$11.311	$9.545	$11.863	$12.392	$12.939	$10.940	$10.940
Accumulation unit value at end of period	$15.085	$11.729	$14.590	$11.311	$9.545	$11.863	$12.392	$12.939	$10.940
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	5	4	10	3	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.523	$14.363	$11.157	$9.434	$11.749	$12.297	$12.865	$10.900	$12.599
Accumulation unit value at end of period	$14.791	$11.523	$14.363	$11.157	$9.434	$11.749	$12.297	$12.865	$10.900
Number of accumulation units outstanding at end of period (in thousands)	14	15	14	19	18	14	11	12	8
Invesco Equity and Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.065	$31.064	$28.015	$24.396	$24.983	$22.905	$18.330	$16.238	$15.910
Accumulation unit value at end of period	$33.699	$28.065	$31.064	$28.015	$24.396	$24.983	$22.905	$18.330	$16.238
Number of accumulation units outstanding at end of period (in thousands)	49	44	47	42	48	10	17	11	11
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.795	$28.694	$26.008	$22.761	$23.426	$21.585	$19.324	$-	$-
Accumulation unit value at end of period	$30.819	$25.795	$28.694	$26.008	$22.761	$23.426	$21.585	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	13	43	47	50	88	55	251	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.150	$28.020	$25.434	$22.292	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.003	$25.150	$28.020	$25.434	$22.292	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	61	63	80	82	68	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.783	$17.601	$15.993	$14.032	$14.478	$13.374	$10.783	$10.224	$-
Accumulation unit value at end of period	$18.810	$15.783	$17.601	$15.993	$14.032	$14.478	$13.374	$10.783	$-
Number of accumulation units outstanding at end of period (in thousands)	8	12	17	16	20	25	19	35	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.538	$27.393	$24.915	$21.881	$22.599	$20.896	$16.865	$15.068	$15.068
Accumulation unit value at end of period	$29.215	$24.538	$27.393	$24.915	$21.881	$22.599	$20.896	$16.865	$15.068
Number of accumulation units outstanding at end of period (in thousands)	30	28	40	43	59	58	77	204	223

APP I-98

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.243	$17.051	$15.539	$13.674	$14.151	$13.111	$10.603	$9.492	$9.492
Accumulation unit value at end of period	$18.112	$15.243	$17.051	$15.539	$13.674	$14.151	$13.111	$10.603	$9.492
Number of accumulation units outstanding at end of period (in thousands)	12	12	11	24	22	23	35	26	28
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352	$14.875
Accumulation unit value at end of period	$26.952	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352
Number of accumulation units outstanding at end of period (in thousands)	38	40	44	58	64	86	93	109	99
Invesco Growth and Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.916	$19.548	$17.116	$14.285	$14.750	$13.391	$10.005	$8.732	$8.539
Accumulation unit value at end of period	$21.188	$16.916	$19.548	$17.116	$14.285	$14.750	$13.391	$10.005	$8.732
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	111	112	120
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.963	$18.539	$16.313	$13.684	$14.200	$12.956	$11.146	$-	$-
Accumulation unit value at end of period	$19.893	$15.963	$18.539	$16.313	$13.684	$14.200	$12.956	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	47	42	49	66	41	30	27	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.372	$22.532	$19.857	$16.681	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.106	$19.372	$22.532	$19.857	$16.681	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	7	5	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.506	$18.054	$15.926	$13.392	$13.932	$12.744	$9.593	$9.065	$-
Accumulation unit value at end of period	$19.276	$15.506	$18.054	$15.926	$13.392	$13.932	$12.744	$9.593	$-
Number of accumulation units outstanding at end of period (in thousands)	5	8	12	16	41	28	28	33	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.891	$22.017	$19.442	$16.365	$17.042	$15.604	$11.758	$10.349	$10.349
Accumulation unit value at end of period	$23.461	$18.891	$22.017	$19.442	$16.365	$17.042	$15.604	$11.758	$10.349
Number of accumulation units outstanding at end of period (in thousands)	24	26	33	45	53	55	70	57	42

APP I-99

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.975	$17.489	$15.474	$13.051	$13.618	$12.494	$9.433	$8.320	$8.320
Accumulation unit value at end of period	$18.561	$14.975	$17.489	$15.474	$13.051	$13.618	$12.494	$9.433	$8.320
Number of accumulation units outstanding at end of period (in thousands)	22	23	19	10	10	19	21	14	17
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.965	$21.023	$18.638	$15.751	$16.468	$15.139	$11.453	$10.121	$10.536
Accumulation unit value at end of period	$22.222	$17.965	$21.023	$18.638	$15.751	$16.468	$15.139	$11.453	$10.121
Number of accumulation units outstanding at end of period (in thousands)	16	17	26	40	39	35	36	46	42
Invesco International Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.804	$13.942	$11.368	$11.469	$11.776	$11.787	$9.931	$8.624	$8.793
Accumulation unit value at end of period	$15.103	$11.804	$13.942	$11.368	$11.469	$11.776	$11.787	$9.931	$8.624
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.138	$13.222	$10.835	$10.985	$11.336	$11.404	$10.145	$-	$-
Accumulation unit value at end of period	$14.180	$11.138	$13.222	$10.835	$10.985	$11.336	$11.404	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	5	4	6	6	15	64	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.713	$18.681	$15.332	$15.568	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.974	$15.712	$18.681	$15.332	$15.568	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.819	$12.876	$10.578	$10.751	$11.122	$11.217	$9.522	$9.163	$-
Accumulation unit value at end of period	$13.740	$10.819	$12.876	$10.578	$10.751	$11.122	$11.217	$9.522	$-
Number of accumulation units outstanding at end of period (in thousands)	1	0	2	1	1	2	1	10	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.323	$18.254	$15.012	$15.273	$15.816	$15.966	$13.567	$11.882	$11.882
Accumulation unit value at end of period	$19.440	$15.323	$18.254	$15.012	$15.273	$15.816	$15.966	$13.567	$11.882
Number of accumulation units outstanding at end of period (in thousands)	-	0	4	4	3	3	2	1	0

APP I-100

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.449	$12.472	$10.277	$10.477	$10.871	$10.997	$9.363	$8.217	$8.217
Accumulation unit value at end of period	$13.230	$10.449	$12.472	$10.277	$10.477	$10.871	$10.997	$9.363	$8.217
Number of accumulation units outstanding at end of period (in thousands)	4	3	2	4	3	2	1	2	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.573	$17.430	$14.391	$14.700	$15.284	$15.491	$13.216	$11.621	$13.188
Accumulation unit value at end of period	$18.414	$14.573	$17.430	$14.391	$14.700	$15.284	$15.491	$13.216	$11.621
Number of accumulation units outstanding at end of period (in thousands)	9	9	13	14	13	13	15	13	12
Invesco Mid Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.160	$21.402	$17.512	$17.431	$17.221	$15.956	$11.646	$10.420	$10.654
Accumulation unit value at end of period	$27.033	$20.160	$21.402	$17.512	$17.431	$17.221	$15.956	$11.646	$10.420
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	3	2
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.033	$20.307	$16.699	$16.705	$16.587	$15.445	$12.550	$-	$-
Accumulation unit value at end of period	$25.394	$19.033	$20.307	$16.699	$16.705	$16.587	$15.445	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	14	18	18	16	16	12	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.739	$24.298	$20.011	$20.048	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.293	$22.739	$24.298	$20.011	$20.048	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	11	7	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.493	$19.781	$16.307	$16.354	$16.278	$15.196	$11.174	$11.353	$-
Accumulation unit value at end of period	$24.612	$18.493	$19.781	$16.307	$16.354	$16.278	$15.196	$11.174	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	7	24	22	19	18	16	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.175	$23.742	$19.592	$19.668	$19.597	$18.312	$13.480	$12.163	$12.163
Accumulation unit value at end of period	$29.483	$22.175	$23.742	$19.592	$19.668	$19.597	$18.312	$13.480	$12.163
Number of accumulation units outstanding at end of period (in thousands)	2	3	7	15	20	16	21	16	25

APP I-101

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.865	$19.167	$15.848	$15.941	$15.916	$14.902	$10.991	$9.938	$9.938
Accumulation unit value at end of period	$23.706	$17.865	$19.167	$15.848	$15.941	$15.916	$14.902	$10.991	$9.938
Number of accumulation units outstanding at end of period (in thousands)	8	7	13	14	14	14	10	5	17
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.088	$22.670	$18.782	$18.930	$18.937	$17.767	$13.130	$11.896	$13.607
Accumulation unit value at end of period	$27.926	$21.088	$22.670	$18.782	$18.930	$18.937	$17.767	$13.130	$11.896
Number of accumulation units outstanding at end of period (in thousands)	12	13	10	16	14	14	12	17	14
Invesco Oppenheimer Developing Markets Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$84.723	$96.430	$71.550	$66.939	$77.892	$81.824	$75.515	$62.487	$64.852
Accumulation unit value at end of period	$105.040	$84.723	$96.430	$71.550	$66.939	$77.892	$81.824	$75.515	$62.487
Number of accumulation units outstanding at end of period (in thousands)	9	11	13	4	3	3	6	5	4
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$64.849	$74.182	$55.317	$52.011	$60.825	$64.216	$60.256	$-	$-
Accumulation unit value at end of period	$80.005	$64.849	$74.182	$55.317	$52.011	$60.825	$64.216	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	4	3	5	2	4	5	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$41.263	$47.272	$35.303	$33.243	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$50.830	$41.263	$47.272	$35.303	$33.243	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	2	1	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.916	$15.959	$11.930	$11.245	$13.184	$13.954	$12.975	$12.518	$-
Accumulation unit value at end of period	$17.126	$13.916	$15.959	$11.930	$11.245	$13.184	$13.954	$12.975	$-
Number of accumulation units outstanding at end of period (in thousands)	17	17	37	46	43	42	48	43	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$61.386	$70.469	$52.732	$49.753	$58.389	$61.861	$57.578	$48.051	$48.051
Accumulation unit value at end of period	$75.468	$61.386	$70.469	$52.732	$49.753	$58.389	$61.861	$57.578	$48.051
Number of accumulation units outstanding at end of period (in thousands)	9	10	11	11	10	9	8	9	8

APP I-102

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.552	$15.589	$11.688	$11.050	$12.994	$13.794	$12.865	$10.758	$10.758
Accumulation unit value at end of period	$16.628	$13.552	$15.589	$11.688	$11.050	$12.994	$13.794	$12.865	$10.758
Number of accumulation units outstanding at end of period (in thousands)	28	29	33	24	13	14	19	13	7
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$57.654	$66.452	$49.924	$47.293	$55.724	$59.274	$55.391	$46.411	$55.372
Accumulation unit value at end of period	$70.597	$57.654	$66.452	$49.924	$47.293	$55.724	$59.274	$55.391	$46.411
Number of accumulation units outstanding at end of period (in thousands)	8	8	10	13	15	14	11	12	8
Invesco Oppenheimer Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.159	$19.165	$17.021	$14.844	$16.461	$14.958	$11.364	$10.000	$-
Accumulation unit value at end of period	$21.200	$17.159	$19.165	$17.021	$14.844	$16.461	$14.958	$11.364	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.572	$18.602	$16.604	$14.552	$16.219	$14.812	$12.918	$-	$-
Accumulation unit value at end of period	$20.372	$16.572	$18.602	$16.604	$14.552	$16.219	$14.812	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	16	13	12	10	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.400	$18.437	$16.481	$14.466	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.130	$16.400	$18.437	$16.481	$14.466	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	3	3	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.286	$18.327	$16.399	$14.409	$16.099	$14.739	$11.282	$10.000	$-
Accumulation unit value at end of period	$19.971	$16.286	$18.327	$16.399	$14.409	$16.099	$14.739	$11.282	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.173	$18.218	$16.318	$14.352	$16.052	$14.710	$11.271	$10.000	$-
Accumulation unit value at end of period	$19.812	$16.173	$18.218	$16.318	$14.352	$16.052	$14.710	$11.271	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-103

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.949	$18.003	$16.157	$14.238	$15.957	$14.653	$11.249	$10.000	$-
Accumulation unit value at end of period	$19.499	$15.949	$18.003	$16.157	$14.238	$15.957	$14.653	$11.249	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.728	$17.789	$15.997	$14.126	$15.862	$14.595	$11.228	$10.000	$-
Accumulation unit value at end of period	$19.191	$15.728	$17.789	$15.997	$14.126	$15.862	$14.595	$11.228	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	4	2	1	1	-	-
Invesco Oppenheimer Global Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$144.620	$167.300	$122.800	$122.610	$118.018	$115.632	$91.212	$75.539	$76.962
Accumulation unit value at end of period	$190.280	$144.620	$167.300	$122.800	$122.610	$118.018	$115.632	$91.212	$75.539
Number of accumulation units outstanding at end of period (in thousands)	10	10	9	9	13	12	12	12	6
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.285	$34.049	$25.116	$25.202	$24.380	$24.007	$21.033	$-	$-
Accumulation unit value at end of period	$38.337	$29.285	$34.049	$25.116	$25.202	$24.380	$24.007	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	3	16	20	20	102	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.553	$33.248	$24.562	$24.683	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$37.323	$28.553	$33.248	$24.562	$24.683	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	16	18	19	26	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.866	$17.328	$12.814	$12.890	$12.501	$12.341	$9.808	$9.105	$-
Accumulation unit value at end of period	$19.413	$14.866	$17.328	$12.814	$12.890	$12.501	$12.341	$9.808	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	6	6	-	0	0	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.761	$32.391	$23.977	$24.143	$23.437	$23.159	$18.424	$15.388	$15.388
Accumulation unit value at end of period	$36.215	$27.761	$32.391	$23.977	$24.143	$23.437	$23.159	$18.424	$15.388
Number of accumulation units outstanding at end of period (in thousands)	11	11	21	23	23	16	20	60	65

APP I-104

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.358	$16.786	$12.450	$12.561	$12.219	$12.098	$9.644	$8.071	$8.071
Accumulation unit value at end of period	$18.693	$14.358	$16.786	$12.450	$12.561	$12.219	$12.098	$9.644	$8.071
Number of accumulation units outstanding at end of period (in thousands)	15	13	12	14	9	11	10	8	3
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.804	$30.228	$22.465	$22.711	$22.136	$21.961	$17.541	$14.710	$16.750
Accumulation unit value at end of period	$33.527	$25.804	$30.228	$22.465	$22.711	$22.136	$21.961	$17.541	$14.710
Number of accumulation units outstanding at end of period (in thousands)	13	13	15	20	20	29	33	31	31
Invesco Oppenheimer Global Strategic Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.285	$16.039	$15.099	$14.195	$14.537	$14.163	$14.227	$12.523	$12.398
Accumulation unit value at end of period	$16.908	$15.285	$16.039	$15.099	$14.195	$14.537	$14.163	$14.227	$12.523
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.431	$15.219	$14.399	$13.604	$14.002	$13.710	$14.230	$-	$-
Accumulation unit value at end of period	$15.883	$14.431	$15.219	$14.399	$13.604	$14.002	$13.710	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	14	16	9	2	2	3	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.779	$16.665	$15.791	$14.942	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.341	$15.779	$16.665	$15.791	$14.942	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.022	$14.824	$14.060	$13.318	$13.742	$13.488	$13.652	$12.716	$-
Accumulation unit value at end of period	$15.394	$14.022	$14.824	$14.060	$13.318	$13.742	$13.488	$13.652	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	6	19	16	11	1	1	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.387	$16.284	$15.461	$14.659	$15.140	$14.876	$15.071	$13.379	$13.379
Accumulation unit value at end of period	$16.877	$15.387	$16.284	$15.461	$14.659	$15.140	$14.876	$15.071	$13.379
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
APP I-105

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.546	$14.365	$13.665	$12.982	$13.435	$13.228	$13.428	$11.944	$11.944
Accumulation unit value at end of period	$14.827	$13.546	$14.365	$13.665	$12.982	$13.435	$13.228	$13.428	$11.944
Number of accumulation units outstanding at end of period (in thousands)	12	11	10	16	14	16	23	12	8
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.633	$15.549	$14.821	$14.109	$14.631	$14.433	$14.681	$13.084	$13.764
Accumulation unit value at end of period	$15.986	$14.633	$15.549	$14.821	$14.109	$14.631	$14.433	$14.681	$13.084
Number of accumulation units outstanding at end of period (in thousands)	12	12	10	17	15	13	13	18	11
Invesco Oppenheimer Gold & Special Minerals Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$6.912	$7.958	$6.791	$4.566	$5.940	$7.020	$13.455	$14.809	$17.234
Accumulation unit value at end of period	$10.116	$6.912	$7.958	$6.791	$4.566	$5.940	$7.020	$13.455	$14.809
Number of accumulation units outstanding at end of period (in thousands)	8	10	12	-	-	-	9	8	6
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$6.522	$7.547	$6.472	$4.373	$5.718	$6.792	$8.469	$-	$-
Accumulation unit value at end of period	$9.499	$6.522	$7.547	$6.472	$4.373	$5.718	$6.792	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	38	44	47	48	36	25	26	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$9.825	$11.387	$9.780	$6.618	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.288	$9.825	$11.387	$9.780	$6.618	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	9	8	8	7	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$6.335	$7.350	$6.319	$4.280	$5.611	$6.681	$12.902	$15.932	$-
Accumulation unit value at end of period	$9.204	$6.335	$7.350	$6.319	$4.280	$5.611	$6.681	$12.902	$-
Number of accumulation units outstanding at end of period (in thousands)	21	16	16	18	16	15	15	16	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.581	$11.127	$9.575	$6.493	$8.519	$10.155	$19.630	$21.789	$21.789
Accumulation unit value at end of period	$13.906	$9.581	$11.127	$9.575	$6.493	$8.519	$10.155	$19.630	$21.789
Number of accumulation units outstanding at end of period (in thousands)	39	35	42	44	58	32	21	20	18

APP I-106

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$6.118	$7.120	$6.139	$4.171	$5.484	$6.550	$12.686	$14.110	$14.110
Accumulation unit value at end of period	$8.862	$6.118	$7.120	$6.139	$4.171	$5.484	$6.550	$12.686	$14.110
Number of accumulation units outstanding at end of period (in thousands)	27	37	36	42	33	35	23	25	22
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.112	$10.624	$9.180	$6.249	$8.233	$9.853	$19.123	$21.311	$27.262
Accumulation unit value at end of period	$13.172	$9.112	$10.624	$9.180	$6.249	$8.233	$9.853	$19.123	$21.311
Number of accumulation units outstanding at end of period (in thousands)	29	41	36	52	53	39	33	29	30
Invesco Oppenheimer International Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.770	$15.695	$14.156	$13.336	$13.853	$13.808	$14.450	$13.006	$12.948
Accumulation unit value at end of period	$16.164	$14.770	$15.695	$14.156	$13.336	$13.853	$13.808	$14.450	$13.006
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.937	$14.884	$13.492	$12.775	$13.336	$13.359	$14.230	$-	$-
Accumulation unit value at end of period	$15.177	$13.937	$14.884	$13.492	$12.775	$13.336	$13.359	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	79	81	85	86	106	84	75	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.676	$16.766	$15.221	$14.433	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.044	$15.676	$16.766	$15.221	$14.433	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	15	14	26	20	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.538	$14.495	$13.172	$12.503	$13.085	$13.140	$13.855	$13.020	$-
Accumulation unit value at end of period	$14.706	$13.538	$14.495	$13.172	$12.503	$13.085	$13.140	$13.855	$-
Number of accumulation units outstanding at end of period (in thousands)	39	39	39	34	33	51	44	59	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.287	$16.383	$14.903	$14.159	$14.833	$14.911	$15.739	$14.287	$14.287
Accumulation unit value at end of period	$16.588	$15.287	$16.383	$14.903	$14.159	$14.833	$14.911	$15.739	$14.287
Number of accumulation units outstanding at end of period (in thousands)	17	15	17	22	27	24	29	37	47

APP I-107

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.075	$14.041	$12.798	$12.184	$12.790	$12.882	$13.624	$12.392	$12.392
Accumulation unit value at end of period	$14.160	$13.075	$14.041	$12.798	$12.184	$12.790	$12.882	$13.624	$12.392
Number of accumulation units outstanding at end of period (in thousands)	29	32	38	45	58	66	81	55	55
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.537	$15.643	$14.286	$13.628	$14.334	$14.467	$15.331	$13.972	$14.950
Accumulation unit value at end of period	$15.712	$14.537	$15.643	$14.286	$13.628	$14.334	$14.467	$15.331	$13.972
Number of accumulation units outstanding at end of period (in thousands)	40	45	51	64	68	75	83	113	120
Invesco Oppenheimer International Diversified Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.885	$18.603	$14.050	$13.962	$13.870	$14.796	$11.891	$10.000	$-
Accumulation unit value at end of period	$19.793	$15.885	$18.603	$14.050	$13.962	$13.870	$14.796	$11.891	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.341	$18.057	$13.706	$13.688	$13.666	$14.651	$12.843	$-	$-
Accumulation unit value at end of period	$19.020	$15.341	$18.057	$13.706	$13.688	$13.666	$14.651	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	1	1	1	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.181	$17.896	$13.604	$13.607	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.794	$15.181	$17.896	$13.604	$13.607	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.076	$17.790	$13.537	$13.553	$13.565	$14.579	$11.806	$10.000	$-
Accumulation unit value at end of period	$18.645	$15.076	$17.790	$13.537	$13.553	$13.565	$14.579	$11.806	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.971	$17.684	$13.470	$13.499	$13.525	$14.551	$11.794	$10.000	$-
Accumulation unit value at end of period	$18.497	$14.971	$17.684	$13.470	$13.499	$13.525	$14.551	$11.794	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	2	-	-	0	-	-

APP I-108

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.764	$17.474	$13.337	$13.392	$13.445	$14.494	$11.771	$10.000	$-
Accumulation unit value at end of period	$18.204	$14.764	$17.474	$13.337	$13.392	$13.445	$14.494	$11.771	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	3	2	1	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$10.000	$-
Accumulation unit value at end of period	$17.917	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	3	3	2	2	3	-	-
Invesco Oppenheimer International Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.352	$15.353	$12.127	$12.412	$12.032	$12.969	$10.366	$8.524	$8.699
Accumulation unit value at end of period	$15.886	$12.352	$15.353	$12.127	$12.412	$12.032	$12.969	$10.366	$8.524
Number of accumulation units outstanding at end of period (in thousands)	206	230	234	245	324	238	221	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.616	$14.511	$11.519	$11.849	$11.544	$12.505	$10.883	$-	$-
Accumulation unit value at end of period	$14.865	$11.616	$14.511	$11.519	$11.849	$11.544	$12.505	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	13	19	16	16	16	22	17	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.945	$21.201	$16.855	$17.363	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.652	$16.945	$21.201	$16.855	$17.363	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	4	4	3	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.322	$14.180	$11.284	$11.636	$11.365	$12.342	$9.939	$9.258	$-
Accumulation unit value at end of period	$14.452	$11.322	$14.180	$11.284	$11.636	$11.365	$12.342	$9.939	$-
Number of accumulation units outstanding at end of period (in thousands)	3	6	6	6	3	2	4	17	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.525	$20.717	$16.503	$17.035	$16.654	$18.104	$14.594	$12.102	$12.102
Accumulation unit value at end of period	$21.073	$16.525	$20.717	$16.503	$17.035	$16.654	$18.104	$14.594	$12.102
Number of accumulation units outstanding at end of period (in thousands)	6	4	7	6	4	4	2	2	2

APP I-109

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.934	$13.736	$10.964	$11.339	$11.109	$12.100	$9.773	$8.121	$8.121
Accumulation unit value at end of period	$13.916	$10.934	$13.736	$10.964	$11.339	$11.109	$12.100	$9.773	$8.121
Number of accumulation units outstanding at end of period (in thousands)	4	9	8	1	4	4	3	4	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.716	$19.782	$15.821	$16.396	$16.094	$17.565	$14.216	$11.836	$13.614
Accumulation unit value at end of period	$19.961	$15.716	$19.782	$15.821	$16.396	$16.094	$17.565	$14.216	$11.836
Number of accumulation units outstanding at end of period (in thousands)	10	10	14	18	13	10	11	14	11
Invesco Oppenheimer Main Street All Cap Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.914	$17.758	$15.299	$13.931	$14.125	$13.149	$10.178	$8.777	$8.582
Accumulation unit value at end of period	$21.143	$15.914	$17.758	$15.299	$13.931	$14.125	$13.149	$10.178	$8.777
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.017	$16.841	$14.581	$13.344	$13.598	$12.722	$10.719	$-	$-
Accumulation unit value at end of period	$19.851	$15.017	$16.841	$14.581	$13.344	$13.598	$12.722	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	21	19	28	26	25	26	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.569	$20.856	$18.085	$16.575	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.510	$18.569	$20.856	$18.085	$16.575	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.588	$16.401	$14.235	$13.060	$13.342	$12.514	$9.759	$9.454	$-
Accumulation unit value at end of period	$19.235	$14.588	$16.401	$14.235	$13.060	$13.342	$12.514	$9.759	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.109	$20.380	$17.707	$16.261	$16.629	$15.612	$12.187	$10.599	$10.599
Accumulation unit value at end of period	$23.855	$18.109	$20.380	$17.707	$16.261	$16.629	$15.612	$12.187	$10.599
Number of accumulation units outstanding at end of period (in thousands)	22	21	20	19	17	16	15	15	-

APP I-110

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.088	$15.887	$13.831	$12.727	$13.041	$12.268	$9.596	$8.362	$8.362
Accumulation unit value at end of period	$18.521	$14.088	$15.887	$13.831	$12.727	$13.041	$12.268	$9.596	$8.362
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	3	3	-	1	1	4
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.222	$19.461	$16.976	$15.652	$16.070	$15.148	$11.872	$10.366	$10.526
Accumulation unit value at end of period	$22.596	$17.222	$19.461	$16.976	$15.652	$16.070	$15.148	$11.872	$10.366
Number of accumulation units outstanding at end of period (in thousands)	3	8	14	16	17	16	15	16	25
Invesco Oppenheimer Main Street Mid Cap Fund®
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.733	$19.070	$16.628	$14.661	$15.802	$14.075	$10.551	$9.036	$9.032
Accumulation unit value at end of period	$22.113	$16.733	$19.070	$16.628	$14.661	$15.802	$14.075	$10.551	$9.036
Number of accumulation units outstanding at end of period (in thousands)	18	24	29	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.790	$18.085	$15.848	$14.043	$15.212	$13.617	$11.450	$-	$-
Accumulation unit value at end of period	$20.762	$15.790	$18.085	$15.848	$14.043	$15.212	$13.617	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	39	44	44	34	43	25	23	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.565	$21.295	$18.689	$16.585	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.374	$18.565	$21.295	$18.689	$16.585	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	9	8	17	16	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.338	$17.612	$15.472	$13.744	$14.926	$13.394	$10.116	$9.878	$-
Accumulation unit value at end of period	$20.118	$15.338	$17.612	$15.472	$13.744	$14.926	$13.394	$10.116	$-
Number of accumulation units outstanding at end of period (in thousands)	25	29	32	22	37	24	24	19	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.104	$20.809	$18.299	$16.271	$17.688	$15.889	$12.012	$10.375	$10.375
Accumulation unit value at end of period	$23.721	$18.104	$20.809	$18.299	$16.271	$17.688	$15.889	$12.012	$10.375
Number of accumulation units outstanding at end of period (in thousands)	7	5	4	7	12	11	10	6	5

APP I-111

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.813	$17.061	$15.033	$13.394	$14.589	$13.131	$9.948	$8.609	$8.609
Accumulation unit value at end of period	$19.371	$14.813	$17.061	$15.033	$13.394	$14.589	$13.131	$9.948	$8.609
Number of accumulation units outstanding at end of period (in thousands)	4	8	25	14	14	24	27	36	36
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.217	$19.869	$17.542	$15.661	$17.092	$15.415	$11.701	$10.147	$10.770
Accumulation unit value at end of period	$22.469	$17.217	$19.869	$17.542	$15.661	$17.092	$15.415	$11.701	$10.147
Number of accumulation units outstanding at end of period (in thousands)	14	13	15	19	19	20	19	26	28
Invesco Oppenheimer Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.609	$20.265	$17.888	$14.872	$15.995	$14.467	$10.501	$9.591	$9.682
Accumulation unit value at end of period	$21.248	$16.609	$20.265	$17.888	$14.872	$15.995	$14.467	$10.501	$9.591
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.320	$15.108	$13.402	$11.199	$12.105	$11.003	$9.104	$-	$-
Accumulation unit value at end of period	$15.683	$12.320	$15.108	$13.402	$11.199	$12.105	$11.003	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	4	6	7	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.713	$20.526	$18.236	$15.261	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.243	$16.713	$20.526	$18.236	$15.261	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	3	3	2	2	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.361	$18.884	$16.794	$14.068	$15.244	$13.891	$10.159	$10.106	$-
Accumulation unit value at end of period	$19.504	$15.361	$18.884	$16.794	$14.068	$15.244	$13.891	$10.159	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	4	4	2	0	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.299	$20.057	$17.856	$14.972	$16.240	$14.813	$10.844	$9.989	$9.989
Accumulation unit value at end of period	$20.675	$16.299	$20.057	$17.856	$14.972	$16.240	$14.813	$10.844	$9.989
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	5	5	5	3	4	4

APP I-112

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.888	$18.358	$16.376	$13.758	$14.953	$13.667	$10.025	$9.253	$9.253
Accumulation unit value at end of period	$18.848	$14.888	$18.358	$16.376	$13.758	$14.953	$13.667	$10.025	$9.253
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	3	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.501	$19.152	$17.118	$14.411	$15.694	$14.373	$10.564	$9.770	$10.938
Accumulation unit value at end of period	$19.584	$15.501	$19.152	$17.118	$14.411	$15.694	$14.373	$10.564	$9.770
Number of accumulation units outstanding at end of period (in thousands)	7	7	9	12	12	9	8	14	11
Invesco Oppenheimer Real Estate Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.064	$16.019	$15.394	$14.513	$14.175	$10.787	$10.490	$9.070	$8.657
Accumulation unit value at end of period	$18.970	$15.064	$16.019	$15.394	$14.513	$14.175	$10.787	$10.490	$9.070
Number of accumulation units outstanding at end of period (in thousands)	7	21	22	24	25	26	24	6	4
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.994	$16.024	$15.476	$14.663	$14.393	$11.009	$12.211	$-	$-
Accumulation unit value at end of period	$18.787	$14.994	$16.024	$15.476	$14.663	$14.393	$11.009	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	22	22	24	21	28	14	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.966	$14.949	$14.459	$13.720	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.473	$13.966	$14.949	$14.459	$13.720	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	13	14	15	14	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.447	$15.480	$14.987	$14.236	$14.008	$10.741	$10.523	$9.662	$-
Accumulation unit value at end of period	$18.057	$14.447	$15.480	$14.987	$14.236	$14.008	$10.741	$10.523	$-
Number of accumulation units outstanding at end of period (in thousands)	6	4	3	3	4	4	10	6	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.645	$14.635	$14.183	$13.485	$13.283	$10.195	$9.998	$8.719	$8.719
Accumulation unit value at end of period	$17.037	$13.645	$14.635	$14.183	$13.485	$13.283	$10.195	$9.998	$8.719
Number of accumulation units outstanding at end of period (in thousands)	2	1	7	8	6	4	4	1	0

APP I-113

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.953	$14.995	$14.561	$13.873	$13.692	$10.530	$10.347	$9.042	$9.042
Accumulation unit value at end of period	$17.387	$13.953	$14.995	$14.561	$13.873	$13.692	$10.530	$10.347	$9.042
Number of accumulation units outstanding at end of period (in thousands)	13	16	17	9	10	6	6	3	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.024	$14.025	$13.647	$13.027	$12.883	$9.928	$9.775	$8.559	$8.996
Accumulation unit value at end of period	$16.197	$13.024	$14.025	$13.647	$13.027	$12.883	$9.928	$9.775	$8.559
Number of accumulation units outstanding at end of period (in thousands)	16	11	14	29	32	33	23	21	13
Invesco Oppenheimer Rising Dividends Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.332	$16.402	$14.047	$13.438	$13.530	$12.196	$10.000	$-	$-
Accumulation unit value at end of period	$19.864	$15.332	$16.402	$14.047	$13.438	$13.530	$12.196	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.882	$16.001	$13.772	$13.241	$13.398	$12.139	$10.587	$-	$-
Accumulation unit value at end of period	$19.186	$14.882	$16.001	$13.772	$13.241	$13.398	$12.139	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.750	$15.883	$13.691	$13.183	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.987	$14.750	$15.883	$13.691	$13.183	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.662	$15.805	$13.637	$13.144	$13.333	$12.110	$10.000	$-	$-
Accumulation unit value at end of period	$18.855	$14.662	$15.805	$13.637	$13.144	$13.333	$12.110	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.575	$15.727	$13.583	$13.105	$13.307	$12.098	$10.000	$-	$-
Accumulation unit value at end of period	$18.725	$14.575	$15.727	$13.583	$13.105	$13.307	$12.098	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
APP I-114

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.403	$15.572	$13.476	$13.028	$13.255	$12.075	$10.000	$-	$-
Accumulation unit value at end of period	$18.466	$14.403	$15.572	$13.476	$13.028	$13.255	$12.075	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.232	$15.418	$13.370	$12.951	$13.203	$12.052	$10.000	$-	$-
Accumulation unit value at end of period	$18.211	$14.232	$15.418	$13.370	$12.951	$13.203	$12.052	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	0	1	1	-	-	-	-
Invesco Real Estate Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.026	$27.588	$25.442	$24.048	$23.641	$18.453	$18.128	$17.522	$-
Accumulation unit value at end of period	$33.255	$26.026	$27.588	$25.442	$24.048	$23.641	$18.453	$18.128	$-
Number of accumulation units outstanding at end of period (in thousands)	10	16	23	11	23	26	28	43	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$42.466	$45.242	$41.932	$39.831	$39.354	$30.871	$34.332	$-	$-
Accumulation unit value at end of period	$53.991	$42.466	$45.242	$41.932	$39.831	$39.354	$30.871	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	17	18	18	18	14	25	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$31.136	$33.222	$30.837	$29.336	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$39.527	$31.136	$33.222	$30.837	$29.336	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	5	6	5	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.349	$15.325	$14.240	$13.560	$13.431	$10.562	$10.455	$9.511	$-
Accumulation unit value at end of period	$18.198	$14.349	$15.325	$14.240	$13.560	$13.431	$10.562	$10.455	$-
Number of accumulation units outstanding at end of period (in thousands)	4	6	9	13	12	12	12	14	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$40.175	$42.952	$39.949	$38.080	$37.755	$29.720	$29.447	$28.625	$-
Accumulation unit value at end of period	$50.899	$40.175	$42.952	$39.949	$38.080	$37.755	$29.720	$29.447	$-
Number of accumulation units outstanding at end of period (in thousands)	10	11	11	15	17	16	17	17	-

APP I-115

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.858	$14.845	$13.835	$13.214	$13.128	$10.355	$10.280	$10.006	$-
Accumulation unit value at end of period	$17.522	$13.858	$14.845	$13.835	$13.214	$13.128	$10.355	$10.280	$-
Number of accumulation units outstanding at end of period (in thousands)	10	11	15	20	21	23	18	18	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$37.707	$40.476	$37.796	$36.172	$36.007	$28.458	$28.309	$27.593	$-
Accumulation unit value at end of period	$47.582	$37.707	$40.476	$37.796	$36.172	$36.007	$28.458	$28.309	$-
Number of accumulation units outstanding at end of period (in thousands)	14	15	16	22	23	25	24	25	-
Invesco Small Cap Discovery Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.883	$21.006	$16.920	$16.348	$16.460	$15.966	$11.631	$9.961	$10.077
Accumulation unit value at end of period	$25.556	$19.883	$21.006	$16.920	$16.348	$16.460	$15.966	$11.631	$9.961
Number of accumulation units outstanding at end of period (in thousands)	5	10	9	5	-	-	0	0	0
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.762	$19.921	$16.126	$15.660	$15.846	$15.447	$12.410	$-	$-
Accumulation unit value at end of period	$23.995	$18.762	$19.921	$16.126	$15.660	$15.846	$15.447	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	19	24	24	27	45	50	57	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.614	$22.985	$18.634	$18.122	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.601	$21.614	$22.985	$18.634	$18.122	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	7	6	10	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.225	$19.400	$15.744	$15.326	$15.548	$15.194	$11.152	$10.888	$-
Accumulation unit value at end of period	$23.251	$18.225	$19.400	$15.744	$15.326	$15.548	$15.194	$11.152	$-
Number of accumulation units outstanding at end of period (in thousands)	17	17	14	13	15	4	5	5	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.078	$22.459	$18.245	$17.778	$18.053	$17.660	$12.975	$11.207	$11.207
Accumulation unit value at end of period	$26.863	$21.078	$22.459	$18.245	$17.778	$18.053	$17.660	$12.975	$11.207
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	2	3	3	5	3	11

APP I-116

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.601	$18.793	$15.297	$14.936	$15.197	$14.896	$10.966	$9.490	$9.490
Accumulation unit value at end of period	$22.388	$17.601	$18.793	$15.297	$14.936	$15.197	$14.896	$10.966	$9.490
Number of accumulation units outstanding at end of period (in thousands)	7	8	9	13	12	36	20	19	13
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.045	$21.445	$17.490	$17.111	$17.445	$17.134	$12.639	$10.960	$12.040
Accumulation unit value at end of period	$25.444	$20.045	$21.445	$17.490	$17.111	$17.445	$17.134	$12.639	$10.960
Number of accumulation units outstanding at end of period (in thousands)	11	11	11	18	19	21	20	23	25
Invesco Small Cap Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.464	$19.406	$17.086	$15.294	$16.204	$15.860	$11.604	$10.223	$10.248
Accumulation unit value at end of period	$20.765	$16.464	$19.406	$17.086	$15.294	$16.204	$15.860	$11.604	$10.223
Number of accumulation units outstanding at end of period (in thousands)	16	19	20	18	24	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.535	$18.404	$16.284	$14.649	$15.599	$15.344	$12.583	$-	$-
Accumulation unit value at end of period	$19.496	$15.535	$18.404	$16.284	$14.649	$15.599	$15.344	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	20	24	20	19	25	24	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.568	$22.030	$19.522	$17.588	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.267	$18.568	$22.030	$19.522	$17.588	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.091	$17.922	$15.898	$14.337	$15.305	$15.093	$11.126	$10.883	$-
Accumulation unit value at end of period	$18.891	$15.091	$17.922	$15.898	$14.337	$15.305	$15.093	$11.126	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	10	9	7	7	16	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.108	$21.527	$19.114	$17.255	$18.438	$18.201	$13.430	$11.933	$11.933
Accumulation unit value at end of period	$22.645	$18.108	$21.527	$19.114	$17.255	$18.438	$18.201	$13.430	$11.933
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-117

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.574	$17.361	$15.446	$13.972	$14.959	$14.797	$10.940	$9.740	$9.740
Accumulation unit value at end of period	$18.189	$14.574	$17.361	$15.446	$13.972	$14.959	$14.797	$10.940	$9.740
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	4	3	5	5	5	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.221	$20.555	$18.325	$16.608	$17.818	$17.659	$13.082	$11.671	$12.590
Accumulation unit value at end of period	$21.450	$17.221	$20.555	$18.325	$16.608	$17.818	$17.659	$13.082	$11.671
Number of accumulation units outstanding at end of period (in thousands)	4	4	7	8	7	6	6	7	10
Invesco Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$47.087	$51.750	$41.430	$37.223	$37.920	$35.220	$25.174	$21.271	$21.469
Accumulation unit value at end of period	$58.520	$47.087	$51.750	$41.430	$37.223	$37.920	$35.220	$25.174	$21.271
Number of accumulation units outstanding at end of period (in thousands)	1	8	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$44.831	$49.519	$39.841	$35.975	$36.832	$34.381	$27.517	$-	$-
Accumulation unit value at end of period	$55.438	$44.831	$49.519	$39.841	$35.975	$36.832	$34.381	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	7	5	9	1	-	6	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$44.175	$48.868	$39.377	$35.609	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$54.545	$44.175	$48.868	$39.377	$35.609	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$43.743	$48.439	$39.070	$35.367	$36.300	$33.969	$24.463	$23.689	$-
Accumulation unit value at end of period	$53.958	$43.743	$48.439	$39.070	$35.367	$36.300	$33.969	$24.463	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$43.316	$48.014	$38.766	$35.126	$36.090	$33.806	$24.369	$20.767	$20.767
Accumulation unit value at end of period	$53.378	$43.316	$48.014	$38.766	$35.126	$36.090	$33.806	$24.369	$20.767
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	-	-	-	1	0	0

APP I-118

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$42.473	$47.175	$38.164	$34.650	$35.672	$33.481	$24.184	$20.650	$20.650
Accumulation unit value at end of period	$52.235	$42.473	$47.175	$38.164	$34.650	$35.672	$33.481	$24.184	$20.650
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	2	1	1	0	1	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$41.647	$46.351	$37.572	$34.181	$35.259	$33.160	$24.000	$20.534	$22.364
Accumulation unit value at end of period	$51.116	$41.647	$46.351	$37.572	$34.181	$35.259	$33.160	$24.000	$20.534
Number of accumulation units outstanding at end of period (in thousands)	7	5	5	5	4	2	3	2	2
Invesco Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.649	$51.732	$43.735	$36.979	$40.558	$37.855	$26.241	$21.421	$21.443
Accumulation unit value at end of period	$51.038	$38.649	$51.732	$43.735	$36.979	$40.558	$37.855	$26.241	$21.421
Number of accumulation units outstanding at end of period (in thousands)	-	0	2	1	10	10	12	14	18
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.797	$49.501	$42.059	$35.739	$39.395	$36.954	$29.111	$-	$-
Accumulation unit value at end of period	$48.349	$36.797	$49.501	$42.059	$35.739	$39.395	$36.954	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	13	11	9	8	9	8	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$36.259	$48.851	$41.568	$35.375	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$47.571	$36.259	$48.851	$41.568	$35.375	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$35.904	$48.422	$41.245	$35.135	$38.826	$36.511	$25.500	$24.626	$-
Accumulation unit value at end of period	$47.059	$35.904	$48.422	$41.245	$35.135	$38.826	$36.511	$25.500	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	2	2	1	7	7	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$35.553	$47.997	$40.923	$34.896	$38.601	$36.336	$25.402	$20.914	$20.914
Accumulation unit value at end of period	$46.553	$35.553	$47.997	$40.923	$34.896	$38.601	$36.336	$25.402	$20.914
Number of accumulation units outstanding at end of period (in thousands)	-	0	1	1	1	-	0	-	-

APP I-119

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.862	$47.159	$40.289	$34.423	$38.154	$35.987	$25.209	$20.796	$20.796
Accumulation unit value at end of period	$45.556	$34.862	$47.159	$40.289	$34.423	$38.154	$35.987	$25.209	$20.796
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	3	3	2	1	0	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.184	$46.334	$39.663	$33.957	$37.712	$35.642	$25.017	$20.679	$22.669
Accumulation unit value at end of period	$44.580	$34.184	$46.334	$39.663	$33.957	$37.712	$35.642	$25.017	$20.679
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	11	10	8	8	5	3
Ivy Asset Strategy Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.227	$18.219	$15.381	$16.261	$17.759	$18.695	$15.038	$12.601	$13.252
Accumulation unit value at end of period	$20.968	$17.227	$18.219	$15.381	$16.261	$17.759	$18.695	$15.038	$12.601
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	12	12	17	16	15	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.401	$17.434	$14.791	$15.715	$17.249	$18.250	$15.496	$-	$-
Accumulation unit value at end of period	$19.864	$16.401	$17.434	$14.791	$15.715	$17.249	$18.250	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	1	18	18	23	20	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.161	$17.204	$14.618	$15.555	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.544	$16.161	$17.204	$14.618	$15.555	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.003	$17.053	$14.505	$15.450	$17.000	$18.031	$14.613	$14.107	$-
Accumulation unit value at end of period	$19.333	$16.003	$17.053	$14.505	$15.450	$17.000	$18.031	$14.613	$-
Number of accumulation units outstanding at end of period (in thousands)	1	9	9	33	35	25	28	23	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.847	$16.904	$14.392	$15.345	$16.901	$17.945	$14.558	$12.302	$12.302
Accumulation unit value at end of period	$19.125	$15.847	$16.904	$14.392	$15.345	$16.901	$17.945	$14.558	$12.302
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	2	2	0	0	0

APP I-120

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.538	$16.608	$14.168	$15.137	$16.706	$17.772	$14.447	$12.233	$12.233
Accumulation unit value at end of period	$18.716	$15.538	$16.608	$14.168	$15.137	$16.706	$17.772	$14.447	$12.233
Number of accumulation units outstanding at end of period (in thousands)	2	4	4	10	8	17	13	7	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.236	$16.318	$13.948	$14.931	$16.512	$17.602	$14.337	$12.164	$14.382
Accumulation unit value at end of period	$18.315	$15.236	$16.318	$13.948	$14.931	$16.512	$17.602	$14.337	$12.164
Number of accumulation units outstanding at end of period (in thousands)	16	15	14	19	23	24	24	30	20
Ivy Large Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.836	$25.295	$19.585	$19.354	$18.104	$16.250	$11.978	$10.834	$10.931
Accumulation unit value at end of period	$35.257	$25.836	$25.295	$19.585	$19.354	$18.104	$16.250	$11.978	$10.834
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	41	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.379	$23.989	$18.667	$18.538	$17.428	$15.721	$12.813	$-	$-
Accumulation unit value at end of period	$33.103	$24.379	$23.989	$18.667	$18.538	$17.428	$15.721	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	10	10	13	10	11	16	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.936	$27.530	$21.455	$21.339	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$37.876	$27.936	$27.530	$21.455	$21.339	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.682	$23.362	$18.224	$18.144	$17.100	$15.464	$11.484	$11.534	$-
Accumulation unit value at end of period	$32.076	$23.682	$23.362	$18.224	$18.144	$17.100	$15.464	$11.484	$-
Number of accumulation units outstanding at end of period (in thousands)	2	11	10	11	12	16	16	15	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.244	$26.902	$21.007	$20.935	$19.751	$17.879	$13.291	$12.124	$12.124
Accumulation unit value at end of period	$36.864	$27.244	$26.902	$21.007	$20.935	$19.751	$17.879	$13.291	$12.124
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	0

APP I-121

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.872	$22.630	$17.706	$17.681	$16.714	$15.160	$11.293	$10.322	$10.322
Accumulation unit value at end of period	$30.886	$22.872	$22.630	$17.706	$17.681	$16.714	$15.160	$11.293	$10.322
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	5	4	4	8	7	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.910	$25.688	$20.139	$20.150	$19.086	$17.347	$12.947	$11.858	$12.365
Accumulation unit value at end of period	$34.919	$25.910	$25.688	$20.139	$20.150	$19.086	$17.347	$12.947	$11.858
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	3	2	3	3	3	3
Ivy Natural Resources Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$5.399	$7.064	$6.844	$5.514	$7.087	$8.161	$7.543	$7.506	$8.069
Accumulation unit value at end of period	$5.920	$5.399	$7.064	$6.844	$5.514	$7.087	$8.161	$7.543	$7.506
Number of accumulation units outstanding at end of period (in thousands)	4	12	14	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$5.094	$6.699	$6.523	$5.281	$6.822	$7.895	$7.390	$-	$-
Accumulation unit value at end of period	$5.558	$5.094	$6.699	$6.523	$5.281	$6.822	$7.895	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	54	57	52	50	60	56	45	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$7.104	$9.355	$9.123	$7.397	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$7.739	$7.104	$9.355	$9.123	$7.397	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	3	12	13	10	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$4.949	$6.523	$6.368	$5.169	$6.694	$7.766	$7.232	$8.307	$-
Accumulation unit value at end of period	$5.386	$4.949	$6.523	$6.368	$5.169	$6.694	$7.766	$7.232	$-
Number of accumulation units outstanding at end of period (in thousands)	14	14	15	11	17	24	22	16	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$6.927	$9.141	$8.932	$7.257	$9.408	$10.926	$10.185	$10.222	$10.222
Accumulation unit value at end of period	$7.532	$6.927	$9.141	$8.932	$7.257	$9.408	$10.926	$10.185	$10.222
Number of accumulation units outstanding at end of period (in thousands)	19	20	24	21	21	24	25	23	20

APP I-122

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$4.779	$6.319	$6.187	$5.037	$6.542	$7.613	$7.111	$7.151	$7.151
Accumulation unit value at end of period	$5.186	$4.779	$6.319	$6.187	$5.037	$6.542	$7.613	$7.111	$7.151
Number of accumulation units outstanding at end of period (in thousands)	12	10	8	14	15	12	12	16	12
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$6.588	$8.728	$8.563	$6.985	$9.091	$10.601	$9.921	$9.997	$13.510
Accumulation unit value at end of period	$7.134	$6.588	$8.728	$8.563	$6.985	$9.091	$10.601	$9.921	$9.997
Number of accumulation units outstanding at end of period (in thousands)	41	45	48	65	59	60	59	56	60
Janus Henderson Balanced Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.633	$22.573	$19.122	$18.350	$18.310	$16.939	$14.201	$12.602	$12.508
Accumulation unit value at end of period	$27.634	$22.633	$22.573	$19.122	$18.350	$18.310	$16.939	$14.201	$12.602
Number of accumulation units outstanding at end of period (in thousands)	-	25	25	24	31	26	26	31	33
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.584	$21.636	$18.419	$17.764	$17.814	$16.563	$15.082	$-	$-
Accumulation unit value at end of period	$26.222	$21.584	$21.636	$18.419	$17.764	$17.814	$16.563	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	68	68	60	43	40	1	7	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.279	$21.362	$18.213	$17.592	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.813	$21.279	$21.362	$18.213	$17.592	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	1	15	6	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.078	$21.182	$18.078	$17.479	$17.571	$16.378	$13.834	$13.418	$-
Accumulation unit value at end of period	$25.543	$21.078	$21.182	$18.078	$17.479	$17.571	$16.378	$13.834	$-
Number of accumulation units outstanding at end of period (in thousands)	9	34	32	35	24	16	16	18	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.879	$21.003	$17.943	$17.366	$17.475	$16.305	$13.786	$12.338	$12.338
Accumulation unit value at end of period	$25.277	$20.879	$21.003	$17.943	$17.366	$17.475	$16.305	$13.786	$12.338
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	4	4	3	3	4	3
APP I-123

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.486	$20.650	$17.676	$17.142	$17.284	$16.159	$13.690	$12.277	$12.277
Accumulation unit value at end of period	$24.752	$20.486	$20.650	$17.676	$17.142	$17.284	$16.159	$13.690	$12.277
Number of accumulation units outstanding at end of period (in thousands)	1	2	3	8	-	1	0	-	29
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.101	$20.302	$17.413	$16.921	$17.096	$16.014	$13.595	$12.216	$12.688
Accumulation unit value at end of period	$24.238	$20.101	$20.302	$17.413	$16.921	$17.096	$16.014	$13.595	$12.216
Number of accumulation units outstanding at end of period (in thousands)	12	11	14	19	24	16	12	13	7
Janus Henderson Enterprise Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.410	$38.915	$30.879	$27.662	$26.846	$24.045	$18.451	$15.726	$15.862
Accumulation unit value at end of period	$51.746	$38.410	$38.915	$30.879	$27.662	$26.846	$24.045	$18.451	$15.726
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.631	$37.300	$29.745	$26.779	$26.119	$23.511	$19.771	$-	$-
Accumulation unit value at end of period	$49.103	$36.631	$37.300	$29.745	$26.779	$26.119	$23.511	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	14	12	15	7	7	14	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$36.113	$36.828	$29.413	$26.520	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$48.336	$36.113	$36.828	$29.413	$26.520	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	1	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$35.772	$36.517	$29.193	$26.348	$25.763	$23.249	$17.975	$17.367	$-
Accumulation unit value at end of period	$47.832	$35.772	$36.517	$29.193	$26.348	$25.763	$23.249	$17.975	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	7	6	6	2	2	1	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$35.435	$36.209	$28.976	$26.178	$25.622	$23.145	$17.912	$15.397	$15.397
Accumulation unit value at end of period	$47.333	$35.435	$36.209	$28.976	$26.178	$25.622	$23.145	$17.912	$15.397
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	4	2	2	1	1	3

APP I-124

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.769	$35.600	$28.545	$25.840	$25.343	$22.938	$17.788	$15.320	$15.320
Accumulation unit value at end of period	$46.351	$34.769	$35.600	$28.545	$25.840	$25.343	$22.938	$17.788	$15.320
Number of accumulation units outstanding at end of period (in thousands)	5	6	13	10	9	6	5	2	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.115	$35.001	$28.121	$25.507	$25.066	$22.733	$17.664	$15.244	$15.827
Accumulation unit value at end of period	$45.389	$34.115	$35.001	$28.121	$25.507	$25.066	$22.733	$17.664	$15.244
Number of accumulation units outstanding at end of period (in thousands)	10	11	10	16	14	9	9	11	9
Janus Henderson Forty Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$43.099	$42.654	$33.040	$32.561	$29.007	$26.718	$20.283	$16.404	$16.573
Accumulation unit value at end of period	$58.746	$43.099	$42.654	$33.040	$32.561	$29.007	$26.718	$20.283	$16.404
Number of accumulation units outstanding at end of period (in thousands)	8	10	13	-	-	-	0	0	0
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.295	$36.101	$28.103	$27.834	$24.921	$23.069	$18.956	$-	$-
Accumulation unit value at end of period	$49.224	$36.295	$36.101	$28.103	$27.834	$24.921	$23.069	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	36	38	36	32	45	48	168	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$38.623	$38.475	$29.996	$29.754	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$52.304	$38.623	$38.475	$29.996	$29.754	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	3	3	4	3	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.379	$23.312	$18.193	$18.064	$16.214	$15.047	$11.508	$11.019	$-
Accumulation unit value at end of period	$31.628	$23.379	$23.312	$18.193	$18.064	$16.214	$15.047	$11.508	$-
Number of accumulation units outstanding at end of period (in thousands)	11	12	17	14	14	12	15	18	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.108	$34.045	$26.596	$26.433	$23.749	$22.062	$16.891	$13.777	$13.777
Accumulation unit value at end of period	$46.097	$34.108	$34.045	$26.596	$26.433	$23.749	$22.062	$16.891	$13.777
Number of accumulation units outstanding at end of period (in thousands)	17	17	20	21	13	12	31	58	60

APP I-125

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.579	$22.583	$17.677	$17.604	$15.848	$14.751	$11.317	$9.249	$9.249
Accumulation unit value at end of period	$30.454	$22.579	$22.583	$17.677	$17.604	$15.848	$14.751	$11.317	$9.249
Number of accumulation units outstanding at end of period (in thousands)	12	14	19	30	26	25	24	20	19
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.905	$34.981	$27.436	$27.377	$24.696	$23.033	$17.705	$14.499	$16.081
Accumulation unit value at end of period	$46.986	$34.905	$34.981	$27.436	$27.377	$24.696	$23.033	$17.705	$14.499
Number of accumulation units outstanding at end of period (in thousands)	18	18	22	27	23	28	26	35	29
Janus Henderson Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.015	$26.632	$23.433	$19.786	$20.629	$18.970	$15.102	$13.730	$13.783
Accumulation unit value at end of period	$29.885	$23.015	$26.632	$23.433	$19.786	$20.629	$18.970	$15.102	$13.730
Number of accumulation units outstanding at end of period (in thousands)	15	16	17	-	-	-	-	19	17
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.949	$25.527	$22.572	$19.154	$20.071	$18.549	$16.494	$-	$-
Accumulation unit value at end of period	$28.358	$21.949	$25.527	$22.572	$19.154	$20.071	$18.549	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	0	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.639	$25.204	$22.320	$18.969	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.915	$21.639	$25.204	$22.320	$18.969	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.434	$24.991	$22.153	$18.846	$19.798	$18.342	$14.712	$14.721	$-
Accumulation unit value at end of period	$27.624	$21.434	$24.991	$22.153	$18.846	$19.798	$18.342	$14.712	$-
Number of accumulation units outstanding at end of period (in thousands)	10	10	10	9	7	8	8	12	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.232	$24.780	$21.988	$18.724	$19.689	$18.260	$14.660	$13.443	$13.443
Accumulation unit value at end of period	$27.336	$21.232	$24.780	$21.988	$18.724	$19.689	$18.260	$14.660	$13.443
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-126

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.833	$24.363	$21.662	$18.483	$19.474	$18.097	$14.558	$13.376	$13.376
Accumulation unit value at end of period	$26.768	$20.833	$24.363	$21.662	$18.483	$19.474	$18.097	$14.558	$13.376
Number of accumulation units outstanding at end of period (in thousands)	8	7	7	1	-	-	3	6	7
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.441	$23.953	$21.340	$18.244	$19.262	$17.935	$14.457	$13.309	$14.157
Accumulation unit value at end of period	$26.213	$20.441	$23.953	$21.340	$18.244	$19.262	$17.935	$14.457	$13.309
Number of accumulation units outstanding at end of period (in thousands)	8	9	8	12	11	10	8	6	4
Janus Henderson Overseas Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.236	$12.128	$9.265	$9.982	$10.946	$12.719	$11.372	$10.145	$10.791
Accumulation unit value at end of period	$12.971	$10.236	$12.128	$9.265	$9.982	$10.946	$12.719	$11.372	$10.145
Number of accumulation units outstanding at end of period (in thousands)	6	10	11	-	-	-	0	171	137
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.762	$11.624	$8.924	$9.663	$10.650	$12.436	$11.527	$-	$-
Accumulation unit value at end of period	$12.308	$9.762	$11.624	$8.924	$9.663	$10.650	$12.436	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	28	35	36	38	43	44	162	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$9.624	$11.477	$8.825	$9.569	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.115	$9.624	$11.477	$8.825	$9.569	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	15	14	13	12	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.533	$11.380	$8.759	$9.508	$10.505	$12.297	$11.078	$12.526	$-
Accumulation unit value at end of period	$11.989	$9.533	$11.380	$8.759	$9.508	$10.505	$12.297	$11.078	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	5	5	6	6	12	16	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.443	$11.284	$8.693	$9.446	$10.447	$12.242	$11.039	$9.932	$9.932
Accumulation unit value at end of period	$11.864	$9.443	$11.284	$8.693	$9.446	$10.447	$12.242	$11.039	$9.932
Number of accumulation units outstanding at end of period (in thousands)	24	24	19	16	15	19	12	80	113

APP I-127

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.265	$11.094	$8.564	$9.324	$10.333	$12.133	$10.963	$9.883	$9.883
Accumulation unit value at end of period	$11.617	$9.265	$11.094	$8.564	$9.324	$10.333	$12.133	$10.963	$9.883
Number of accumulation units outstanding at end of period (in thousands)	8	7	16	16	15	27	27	17	27
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.091	$10.907	$8.437	$9.204	$10.220	$12.024	$10.886	$9.834	$12.842
Accumulation unit value at end of period	$11.376	$9.091	$10.907	$8.437	$9.204	$10.220	$12.024	$10.886	$9.834
Number of accumulation units outstanding at end of period (in thousands)	25	26	30	36	36	43	51	57	50
JPMorgan Core Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.330	$14.339	$13.847	$13.563	$13.495	$12.847	$13.099	$12.497	$12.386
Accumulation unit value at end of period	$15.486	$14.330	$14.339	$13.847	$13.563	$13.495	$12.847	$13.099	$12.497
Number of accumulation units outstanding at end of period (in thousands)	250	161	185	146	125	22	44	46	52
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.644	$13.720	$13.316	$13.108	$13.108	$12.541	$12.940	$-	$-
Accumulation unit value at end of period	$14.670	$13.644	$13.720	$13.316	$13.108	$13.108	$12.541	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	1	-	1	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.444	$13.540	$13.161	$12.974	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.434	$13.444	$13.540	$13.161	$12.974	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.313	$13.421	$13.058	$12.886	$12.918	$12.391	$12.729	$12.343	$-
Accumulation unit value at end of period	$14.278	$13.313	$13.421	$13.058	$12.886	$12.918	$12.391	$12.729	$-
Number of accumulation units outstanding at end of period (in thousands)	26	21	22	14	18	20	21	17	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.182	$13.303	$12.957	$12.799	$12.843	$12.331	$12.680	$12.200	$12.200
Accumulation unit value at end of period	$14.125	$13.182	$13.303	$12.957	$12.799	$12.843	$12.331	$12.680	$12.200
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	2	2	1	1

APP I-128

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.926	$13.070	$12.756	$12.625	$12.694	$12.213	$12.584	$12.132	$12.132
Accumulation unit value at end of period	$13.822	$12.926	$13.070	$12.756	$12.625	$12.694	$12.213	$12.584	$12.132
Number of accumulation units outstanding at end of period (in thousands)	9	7	6	9	7	7	7	7	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.674	$12.842	$12.558	$12.454	$12.547	$12.096	$12.488	$12.063	$11.794
Accumulation unit value at end of period	$13.526	$12.674	$12.842	$12.558	$12.454	$12.547	$12.096	$12.488	$12.063
Number of accumulation units outstanding at end of period (in thousands)	11	15	13	8	9	8	8	6	5
JPMorgan Large Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.511	$20.501	$14.887	$15.216	$14.161	$12.799	$10.000	$-	$-
Accumulation unit value at end of period	$28.455	$20.511	$20.501	$14.887	$15.216	$14.161	$12.799	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.910	$20.000	$14.596	$14.993	$14.024	$12.738	$10.448	$-	$-
Accumulation unit value at end of period	$27.483	$19.910	$20.000	$14.596	$14.993	$14.024	$12.738	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.733	$19.852	$14.509	$14.926	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.198	$19.733	$19.852	$14.509	$14.926	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.616	$19.754	$14.452	$14.882	$13.955	$12.708	$10.000	$-	$-
Accumulation unit value at end of period	$27.010	$19.616	$19.754	$14.452	$14.882	$13.955	$12.708	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.499	$19.657	$14.395	$14.838	$13.928	$12.696	$10.000	$-	$-
Accumulation unit value at end of period	$26.822	$19.499	$19.657	$14.395	$14.838	$13.928	$12.696	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-129

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.269	$19.463	$14.282	$14.751	$13.874	$12.672	$10.000	$-	$-
Accumulation unit value at end of period	$26.452	$19.269	$19.463	$14.282	$14.751	$13.874	$12.672	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	5	5	5	5	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.041	$19.272	$14.169	$14.664	$13.820	$12.647	$10.000	$-	$-
Accumulation unit value at end of period	$26.087	$19.041	$19.272	$14.169	$14.664	$13.820	$12.647	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
JPMorgan Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$54.717	$57.487	$40.734	$37.788	$38.619	$38.703	$26.177	$23.324	$23.420
Accumulation unit value at end of period	$75.016	$54.717	$57.487	$40.734	$37.788	$38.619	$38.703	$26.177	$23.324
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	18	23
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$52.095	$55.009	$39.173	$36.521	$37.511	$37.781	$28.818	$-	$-
Accumulation unit value at end of period	$71.066	$52.095	$55.009	$39.173	$36.521	$37.511	$37.781	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$51.333	$54.286	$38.716	$36.149	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$69.922	$51.333	$54.286	$38.716	$36.149	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$50.831	$53.810	$38.415	$35.904	$36.969	$37.329	$25.438	$25.487	$-
Accumulation unit value at end of period	$69.169	$50.831	$53.810	$38.415	$35.904	$36.969	$37.329	$25.438	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	2	2	5	1	1	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$50.335	$53.338	$38.115	$35.660	$36.755	$37.149	$25.341	$22.771	$22.771
Accumulation unit value at end of period	$68.425	$50.335	$53.338	$38.115	$35.660	$36.755	$37.149	$25.341	$22.771
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0

APP I-130

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$49.356	$52.406	$37.524	$35.176	$36.329	$36.793	$25.148	$22.643	$22.643
Accumulation unit value at end of period	$66.960	$49.356	$52.406	$37.524	$35.176	$36.329	$36.793	$25.148	$22.643
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	1	1	7	3	4
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$48.396	$51.490	$36.942	$34.700	$35.909	$36.440	$24.956	$22.515	$24.388
Accumulation unit value at end of period	$65.526	$48.396	$51.490	$36.942	$34.700	$35.909	$36.440	$24.956	$22.515
Number of accumulation units outstanding at end of period (in thousands)	9	8	7	9	8	7	8	10	10
JPMorgan Small Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.979	$46.634	$45.324	$34.901	$37.852	$36.396	$26.729	$22.241	$21.936
Accumulation unit value at end of period	$47.504	$39.979	$46.634	$45.324	$34.901	$37.852	$36.396	$26.729	$22.241
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	4	20	18	16	16	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$38.064	$44.623	$43.586	$33.731	$36.766	$35.529	$29.923	$-	$-
Accumulation unit value at end of period	$45.002	$38.064	$44.623	$43.586	$33.731	$36.766	$35.529	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$37.507	$44.037	$43.078	$33.387	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$44.278	$37.507	$44.037	$43.078	$33.387	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$37.140	$43.651	$42.742	$33.160	$36.235	$35.103	$25.974	$23.775	$-
Accumulation unit value at end of period	$43.801	$37.140	$43.651	$42.742	$33.160	$36.235	$35.103	$25.974	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$36.777	$43.268	$42.410	$32.935	$36.025	$34.935	$25.875	$21.714	$21.714
Accumulation unit value at end of period	$43.330	$36.777	$43.268	$42.410	$32.935	$36.025	$34.935	$25.875	$21.714
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-

APP I-131

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$36.062	$42.511	$41.752	$32.489	$35.608	$34.599	$25.678	$21.591	$21.591
Accumulation unit value at end of period	$42.402	$36.062	$42.511	$41.752	$32.489	$35.608	$34.599	$25.678	$21.591
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	-	-	2	2	2	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$35.361	$41.769	$41.104	$32.048	$35.196	$34.267	$25.483	$21.470	$22.732
Accumulation unit value at end of period	$41.494	$35.361	$41.769	$41.104	$32.048	$35.196	$34.267	$25.483	$21.470
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	2	2	1	1	1	0
JPMorgan SmartRetirement® 2020 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.111	$16.003	$14.071	$13.328	$13.460	$12.616	$11.123	$10.594	$-
Accumulation unit value at end of period	$17.452	$15.111	$16.003	$14.071	$13.328	$13.460	$12.616	$11.123	$-
Number of accumulation units outstanding at end of period (in thousands)	21	90	78	29	13	26	36	34	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.527	$15.462	$13.663	$13.006	$13.201	$12.435	$11.700	$-	$-
Accumulation unit value at end of period	$16.694	$14.527	$15.462	$13.663	$13.006	$13.201	$12.435	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	25	59	45	46	46	57	11	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.356	$15.303	$13.543	$12.911	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.472	$14.356	$15.303	$13.543	$12.911	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	17	15	11	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.243	$15.198	$13.464	$12.848	$13.074	$12.346	$10.966	$10.452	$-
Accumulation unit value at end of period	$16.327	$14.243	$15.198	$13.464	$12.848	$13.074	$12.346	$10.966	$-
Number of accumulation units outstanding at end of period (in thousands)	40	43	54	55	32	20	7	6	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.131	$15.094	$13.385	$12.785	$13.023	$12.310	$10.946	$10.485	$-
Accumulation unit value at end of period	$16.182	$14.131	$15.094	$13.385	$12.785	$13.023	$12.310	$10.946	$-
Number of accumulation units outstanding at end of period (in thousands)	44	49	57	50	51	47	18	14	-
APP I-132

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.910	$14.887	$13.228	$12.661	$12.922	$12.239	$10.904	$10.459	$-
Accumulation unit value at end of period	$15.897	$13.910	$14.887	$13.228	$12.661	$12.922	$12.239	$10.904	$-
Number of accumulation units outstanding at end of period (in thousands)	84	76	90	56	54	43	1	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.692	$14.684	$13.073	$12.538	$12.822	$12.169	$10.863	$10.434	$-
Accumulation unit value at end of period	$15.617	$13.692	$14.684	$13.073	$12.538	$12.822	$12.169	$10.863	$-
Number of accumulation units outstanding at end of period (in thousands)	72	80	77	140	111	106	8	4	-
JPMorgan SmartRetirement® 2025 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.638	$16.782	$14.469	$13.665	$13.828	$12.906	$11.045	$10.507	$-
Accumulation unit value at end of period	$18.479	$15.638	$16.782	$14.469	$13.665	$13.828	$12.906	$11.045	$-
Number of accumulation units outstanding at end of period (in thousands)	23	43	43	40	37	32	14	13	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.034	$16.215	$14.050	$13.335	$13.562	$12.721	$11.737	$-	$-
Accumulation unit value at end of period	$17.676	$15.034	$16.215	$14.050	$13.335	$13.562	$12.721	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	37	44	41	29	24	19	4	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.857	$16.048	$13.926	$13.238	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.442	$14.857	$16.048	$13.926	$13.238	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	8	7	6	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.740	$15.938	$13.844	$13.174	$13.431	$12.629	$10.890	$10.366	$-
Accumulation unit value at end of period	$17.288	$14.740	$15.938	$13.844	$13.174	$13.431	$12.629	$10.890	$-
Number of accumulation units outstanding at end of period (in thousands)	163	172	167	175	117	99	15	20	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.624	$15.829	$13.763	$13.109	$13.379	$12.593	$10.869	$10.399	$-
Accumulation unit value at end of period	$17.135	$14.624	$15.829	$13.763	$13.109	$13.379	$12.593	$10.869	$-
Number of accumulation units outstanding at end of period (in thousands)	39	44	56	61	58	53	45	26	-

APP I-133

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.395	$15.613	$13.602	$12.982	$13.275	$12.520	$10.828	$10.374	$-
Accumulation unit value at end of period	$16.833	$14.395	$15.613	$13.602	$12.982	$13.275	$12.520	$10.828	$-
Number of accumulation units outstanding at end of period (in thousands)	61	65	50	42	44	44	10	4	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.170	$15.399	$13.443	$12.855	$13.173	$12.448	$10.788	$10.349	$-
Accumulation unit value at end of period	$16.536	$14.170	$15.399	$13.443	$12.855	$13.173	$12.448	$10.788	$-
Number of accumulation units outstanding at end of period (in thousands)	167	147	160	151	144	142	60	48	-
JPMorgan SmartRetirement® 2030 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.045	$17.410	$14.673	$13.858	$14.076	$13.103	$10.948	$10.400	$-
Accumulation unit value at end of period	$19.316	$16.045	$17.410	$14.673	$13.858	$14.076	$13.103	$10.948	$-
Number of accumulation units outstanding at end of period (in thousands)	74	109	95	68	16	10	101	80	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.425	$16.821	$14.247	$13.524	$13.805	$12.915	$11.729	$-	$-
Accumulation unit value at end of period	$18.477	$15.425	$16.821	$14.247	$13.524	$13.805	$12.915	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	34	64	68	48	43	38	10	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.243	$16.649	$14.122	$13.425	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.232	$15.243	$16.649	$14.122	$13.425	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	8	7	4	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.123	$16.534	$14.039	$13.359	$13.671	$12.822	$10.794	$10.273	$-
Accumulation unit value at end of period	$18.071	$15.123	$16.534	$14.039	$13.359	$13.671	$12.822	$10.794	$-
Number of accumulation units outstanding at end of period (in thousands)	33	36	50	75	56	40	4	4	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.005	$16.421	$13.957	$13.294	$13.618	$12.785	$10.774	$10.293	$-
Accumulation unit value at end of period	$17.911	$15.005	$16.421	$13.957	$13.294	$13.618	$12.785	$10.774	$-
Number of accumulation units outstanding at end of period (in thousands)	71	68	74	65	76	68	13	5	-

APP I-134

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.770	$16.197	$13.793	$13.165	$13.513	$12.711	$10.733	$10.268	$-
Accumulation unit value at end of period	$17.595	$14.770	$16.197	$13.793	$13.165	$13.513	$12.711	$10.733	$-
Number of accumulation units outstanding at end of period (in thousands)	96	96	130	102	56	57	2	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.538	$15.975	$13.632	$13.037	$13.408	$12.638	$10.693	$10.243	$-
Accumulation unit value at end of period	$17.285	$14.538	$15.975	$13.632	$13.037	$13.408	$12.638	$10.693	$-
Number of accumulation units outstanding at end of period (in thousands)	76	69	75	123	138	110	38	9	-
JPMorgan SmartRetirement® 2035 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.330	$17.950	$14.940	$14.074	$14.323	$13.314	$10.926	$10.374	$-
Accumulation unit value at end of period	$19.954	$16.330	$17.950	$14.940	$14.074	$14.323	$13.314	$10.926	$-
Number of accumulation units outstanding at end of period (in thousands)	27	49	40	38	56	45	15	10	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.698	$17.343	$14.506	$13.734	$14.047	$13.124	$11.775	$-	$-
Accumulation unit value at end of period	$19.087	$15.698	$17.343	$14.506	$13.734	$14.047	$13.124	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	16	40	25	18	15	14	10	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.513	$17.165	$14.379	$13.634	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.834	$15.513	$17.165	$14.379	$13.634	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	3	11	9	6	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.392	$17.047	$14.294	$13.568	$13.911	$13.029	$10.772	$10.244	$-
Accumulation unit value at end of period	$18.667	$15.392	$17.047	$14.294	$13.568	$13.911	$13.029	$10.772	$-
Number of accumulation units outstanding at end of period (in thousands)	54	65	66	55	26	18	7	6	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.271	$16.930	$14.211	$13.501	$13.857	$12.992	$10.752	$10.267	$-
Accumulation unit value at end of period	$18.502	$15.271	$16.930	$14.211	$13.501	$13.857	$12.992	$10.752	$-
Number of accumulation units outstanding at end of period (in thousands)	39	38	38	37	32	28	23	16	-

APP I-135

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.032	$16.699	$14.044	$13.370	$13.750	$12.917	$10.711	$10.242	$-
Accumulation unit value at end of period	$18.176	$15.032	$16.699	$14.044	$13.370	$13.750	$12.917	$10.711	$-
Number of accumulation units outstanding at end of period (in thousands)	58	57	46	27	33	22	2	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.796	$16.471	$13.880	$13.240	$13.643	$12.842	$10.671	$10.217	$-
Accumulation unit value at end of period	$17.856	$14.796	$16.471	$13.880	$13.240	$13.643	$12.842	$10.671	$-
Number of accumulation units outstanding at end of period (in thousands)	78	67	65	69	51	45	9	8	-
JPMorgan SmartRetirement® 2040 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.548	$18.335	$15.082	$14.158	$14.431	$13.408	$10.921	$10.367	$-
Accumulation unit value at end of period	$20.476	$16.548	$18.335	$15.082	$14.158	$14.431	$13.408	$10.921	$-
Number of accumulation units outstanding at end of period (in thousands)	22	100	92	66	53	26	57	47	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.908	$17.714	$14.645	$13.816	$14.153	$13.216	$11.805	$-	$-
Accumulation unit value at end of period	$19.586	$15.908	$17.714	$14.645	$13.816	$14.153	$13.216	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	21	47	43	29	25	15	10	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.721	$17.533	$14.516	$13.715	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.327	$15.721	$17.533	$14.516	$13.715	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	5	6	2	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.597	$17.412	$14.431	$13.648	$14.016	$13.121	$10.767	$10.238	$-
Accumulation unit value at end of period	$19.156	$15.597	$17.412	$14.431	$13.648	$14.016	$13.121	$10.767	$-
Number of accumulation units outstanding at end of period (in thousands)	77	69	112	74	51	34	5	5	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.475	$17.293	$14.346	$13.582	$13.962	$13.083	$10.747	$10.260	$-
Accumulation unit value at end of period	$18.986	$15.475	$17.293	$14.346	$13.582	$13.962	$13.083	$10.747	$-
Number of accumulation units outstanding at end of period (in thousands)	38	33	34	28	23	18	10	4	-

APP I-136

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.233	$17.057	$14.178	$13.449	$13.854	$13.008	$10.707	$10.235	$-
Accumulation unit value at end of period	$18.652	$15.233	$17.057	$14.178	$13.449	$13.854	$13.008	$10.707	$-
Number of accumulation units outstanding at end of period (in thousands)	35	32	32	63	18	22	2	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.994	$16.823	$14.013	$13.319	$13.747	$12.933	$10.666	$10.210	$-
Accumulation unit value at end of period	$18.323	$14.994	$16.823	$14.013	$13.319	$13.747	$12.933	$10.666	$-
Number of accumulation units outstanding at end of period (in thousands)	62	86	99	95	63	37	7	1	-
JPMorgan SmartRetirement® 2045 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.545	$18.389	$15.103	$14.176	$14.434	$13.420	$10.933	$10.368	$-
Accumulation unit value at end of period	$20.597	$16.545	$18.389	$15.103	$14.176	$14.434	$13.420	$10.933	$-
Number of accumulation units outstanding at end of period (in thousands)	6	19	16	19	40	31	13	10	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.906	$17.767	$14.665	$13.833	$14.156	$13.228	$11.811	$-	$-
Accumulation unit value at end of period	$19.701	$15.906	$17.767	$14.665	$13.833	$14.156	$13.228	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	22	27	16	15	15	10	6	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.718	$17.584	$14.536	$13.732	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.441	$15.718	$17.584	$14.536	$13.732	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	5	4	2	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.595	$17.464	$14.451	$13.665	$14.019	$13.133	$10.779	$10.240	$-
Accumulation unit value at end of period	$19.269	$15.595	$17.464	$14.451	$13.665	$14.019	$13.133	$10.779	$-
Number of accumulation units outstanding at end of period (in thousands)	18	18	20	24	19	9	5	4	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.472	$17.344	$14.366	$13.599	$13.965	$13.095	$10.759	$10.261	$-
Accumulation unit value at end of period	$19.098	$15.472	$17.344	$14.366	$13.599	$13.965	$13.095	$10.759	$-
Number of accumulation units outstanding at end of period (in thousands)	40	32	34	32	28	23	8	4	-

APP I-137

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.230	$17.107	$14.198	$13.466	$13.857	$13.019	$10.719	$10.236	$-
Accumulation unit value at end of period	$18.762	$15.230	$17.107	$14.198	$13.466	$13.857	$13.019	$10.719	$-
Number of accumulation units outstanding at end of period (in thousands)	60	66	59	18	15	20	6	5	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.992	$16.873	$14.032	$13.335	$13.749	$12.944	$10.678	$10.212	$-
Accumulation unit value at end of period	$18.431	$14.992	$16.873	$14.032	$13.335	$13.749	$12.944	$10.678	$-
Number of accumulation units outstanding at end of period (in thousands)	59	53	37	69	72	54	5	1	-
JPMorgan SmartRetirement® 2050 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.523	$18.367	$15.080	$14.163	$14.422	$13.409	$10.924	$10.369	$-
Accumulation unit value at end of period	$20.574	$16.523	$18.367	$15.080	$14.163	$14.422	$13.409	$10.924	$-
Number of accumulation units outstanding at end of period (in thousands)	21	31	27	23	20	11	86	71	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.884	$17.746	$14.643	$13.821	$14.144	$13.217	$11.799	$-	$-
Accumulation unit value at end of period	$19.680	$15.884	$17.746	$14.643	$13.821	$14.144	$13.217	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	26	12	15	13	6	2	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.697	$17.564	$14.514	$13.720	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.419	$15.697	$17.564	$14.514	$13.720	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	7	5	2	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.574	$17.444	$14.429	$13.653	$14.007	$13.122	$10.770	$10.242	$-
Accumulation unit value at end of period	$19.247	$15.574	$17.444	$14.429	$13.653	$14.007	$13.122	$10.770	$-
Number of accumulation units outstanding at end of period (in thousands)	15	12	18	23	14	5	1	1	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.451	$17.324	$14.344	$13.587	$13.953	$13.084	$10.750	$10.262	$-
Accumulation unit value at end of period	$19.077	$15.451	$17.324	$14.344	$13.587	$13.953	$13.084	$10.750	$-
Number of accumulation units outstanding at end of period (in thousands)	21	17	19	14	12	7	4	1	-

APP I-138

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.210	$17.087	$14.176	$13.454	$13.845	$13.009	$10.709	$10.237	$-
Accumulation unit value at end of period	$18.741	$15.210	$17.087	$14.176	$13.454	$13.845	$13.009	$10.709	$-
Number of accumulation units outstanding at end of period (in thousands)	41	27	26	16	6	16	2	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.972	$16.853	$14.010	$13.323	$13.738	$12.934	$10.669	$10.212	$-
Accumulation unit value at end of period	$18.411	$14.972	$16.853	$14.010	$13.323	$13.738	$12.934	$10.669	$-
Number of accumulation units outstanding at end of period (in thousands)	47	58	64	88	44	30	4	0	-
JPMorgan SmartRetirement® 2055 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.117	$17.903	$14.712	$13.809	$14.060	$13.063	$10.642	$10.000	$-
Accumulation unit value at end of period	$20.075	$16.117	$17.903	$14.712	$13.809	$14.060	$13.063	$10.642	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	-	2	-	1	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.585	$17.399	$14.369	$13.555	$13.870	$12.951	$11.545	$-	$-
Accumulation unit value at end of period	$19.316	$15.585	$17.399	$14.369	$13.555	$13.870	$12.951	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	10	5	3	2	1	1	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.428	$17.250	$14.268	$13.480	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.093	$15.428	$17.250	$14.268	$13.480	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	2	2	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.325	$17.152	$14.201	$13.430	$13.776	$12.896	$10.584	$10.000	$-
Accumulation unit value at end of period	$18.946	$15.325	$17.152	$14.201	$13.430	$13.776	$12.896	$10.584	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	6	4	2	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.222	$17.054	$14.134	$13.380	$13.738	$12.873	$10.577	$10.000	$-
Accumulation unit value at end of period	$18.801	$15.222	$17.054	$14.134	$13.380	$13.738	$12.873	$10.577	$-
Number of accumulation units outstanding at end of period (in thousands)	25	13	7	3	1	-	-	-	-

APP I-139

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.019	$16.861	$14.001	$13.281	$13.664	$12.829	$10.562	$10.000	$-
Accumulation unit value at end of period	$18.513	$15.019	$16.861	$14.001	$13.281	$13.664	$12.829	$10.562	$-
Number of accumulation units outstanding at end of period (in thousands)	18	14	13	7	3	2	0	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.819	$16.669	$13.870	$13.182	$13.590	$12.785	$10.546	$10.000	$-
Accumulation unit value at end of period	$18.229	$14.819	$16.669	$13.870	$13.182	$13.590	$12.785	$10.546	$-
Number of accumulation units outstanding at end of period (in thousands)	24	32	24	16	11	3	1	-	-
JPMorgan SmartRetirement® 2060 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.395	$11.534	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.952	$10.395	$11.534	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.307	$11.494	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.778	$10.307	$11.494	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.280	$11.482	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.726	$10.280	$11.482	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.263	$11.474	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.692	$10.263	$11.474	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.245	$11.466	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.658	$10.245	$11.466	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-140

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.211	$11.450	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.590	$10.211	$11.450	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.176	$11.434	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.522	$10.176	$11.434	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement® Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.623	$14.296	$12.893	$12.283	$12.438	$11.852	$11.013	$10.617	$-
Accumulation unit value at end of period	$15.526	$13.623	$14.296	$12.893	$12.283	$12.438	$11.852	$11.013	$-
Number of accumulation units outstanding at end of period (in thousands)	25	44	42	21	2	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.097	$13.813	$12.519	$11.986	$12.198	$11.682	$11.338	$-	$-
Accumulation unit value at end of period	$14.851	$13.097	$13.813	$12.519	$11.986	$12.198	$11.682	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	12	13	2	4	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.943	$13.671	$12.409	$11.899	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.654	$12.943	$13.671	$12.409	$11.899	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	1	2	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.841	$13.577	$12.337	$11.841	$12.080	$11.598	$10.858	$10.494	$-
Accumulation unit value at end of period	$14.525	$12.841	$13.577	$12.337	$11.841	$12.080	$11.598	$10.858	$-
Number of accumulation units outstanding at end of period (in thousands)	51	44	47	23	17	26	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.740	$13.484	$12.264	$11.783	$12.033	$11.564	$10.838	$10.508	$-
Accumulation unit value at end of period	$14.396	$12.740	$13.484	$12.264	$11.783	$12.033	$11.564	$10.838	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	6	1	1	2	1	-	-
APP I-141

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.541	$13.300	$12.121	$11.668	$11.940	$11.498	$10.797	$10.482	$-
Accumulation unit value at end of period	$14.143	$12.541	$13.300	$12.121	$11.668	$11.940	$11.498	$10.797	$-
Number of accumulation units outstanding at end of period (in thousands)	9	46	43	27	30	22	2	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.344	$13.118	$11.979	$11.555	$11.848	$11.432	$10.756	$10.456	$-
Accumulation unit value at end of period	$13.893	$12.344	$13.118	$11.979	$11.555	$11.848	$11.432	$10.756	$-
Number of accumulation units outstanding at end of period (in thousands)	37	40	50	2	14	17	17	11	-
JPMorgan U.S. Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.674	$27.398	$22.619	$20.472	$20.379	$17.965	$13.251	$11.333	$11.358
Accumulation unit value at end of period	$33.787	$25.674	$27.398	$22.619	$20.472	$20.379	$17.965	$13.251	$11.333
Number of accumulation units outstanding at end of period (in thousands)	3	23	35	41	50	10	10	11	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.563	$26.345	$21.858	$19.882	$19.892	$17.623	$14.706	$-	$-
Accumulation unit value at end of period	$32.165	$24.563	$26.345	$21.858	$19.882	$19.892	$17.623	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	8	14	14	11	9	2	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.240	$26.037	$21.635	$19.708	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.693	$24.240	$26.037	$21.635	$19.708	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$24.026	$25.834	$21.488	$19.594	$19.652	$17.454	$12.972	$12.460	$-
Accumulation unit value at end of period	$31.383	$24.026	$25.834	$21.488	$19.594	$19.652	$17.454	$12.972	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	14	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.815	$25.632	$21.341	$19.479	$19.557	$17.387	$12.935	$11.157	$11.157
Accumulation unit value at end of period	$31.075	$23.815	$25.632	$21.341	$19.479	$19.557	$17.387	$12.935	$11.157
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	1	-	0	0	-

APP I-142

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$23.397	$25.233	$21.051	$19.253	$19.369	$17.254	$12.861	$11.116	$11.116
Accumulation unit value at end of period	$30.469	$23.397	$25.233	$21.051	$19.253	$19.369	$17.254	$12.861	$11.116
Number of accumulation units outstanding at end of period (in thousands)	9	8	5	3	6	3	14	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.987	$24.841	$20.765	$19.029	$19.182	$17.122	$12.788	$11.075	$11.558
Accumulation unit value at end of period	$29.875	$22.987	$24.841	$20.765	$19.029	$19.182	$17.122	$12.788	$11.075
Number of accumulation units outstanding at end of period (in thousands)	11	9	14	13	9	6	7	4	3
LKCM Aquinas Catholic Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.847	$23.737	$19.651	$17.943	$18.553	$18.060	$13.518	$12.068	$12.174
Accumulation unit value at end of period	$28.655	$21.847	$23.737	$19.651	$17.943	$18.553	$18.060	$13.518	$12.068
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.901	$22.824	$18.990	$17.427	$18.109	$17.716	$15.022	$-	$-
Accumulation unit value at end of period	$27.279	$20.901	$22.824	$18.990	$17.427	$18.109	$17.716	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	13	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.626	$22.557	$18.797	$17.274	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.879	$20.626	$22.557	$18.797	$17.274	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.444	$22.381	$18.668	$17.174	$17.891	$17.547	$13.232	$12.953	$-
Accumulation unit value at end of period	$26.616	$20.444	$22.381	$18.668	$17.174	$17.891	$17.547	$13.232	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.264	$22.207	$18.541	$17.074	$17.804	$17.479	$13.195	$11.881	$11.881
Accumulation unit value at end of period	$26.355	$20.264	$22.207	$18.541	$17.074	$17.804	$17.479	$13.195	$11.881
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	6	6	-	-	-	-

APP I-143

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.909	$21.861	$18.289	$16.875	$17.633	$17.345	$13.120	$11.837	$11.837
Accumulation unit value at end of period	$25.841	$19.909	$21.861	$18.289	$16.875	$17.633	$17.345	$13.120	$11.837
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	7	7	10	9	2	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793	$11.968
Accumulation unit value at end of period	$25.337	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793
Number of accumulation units outstanding at end of period (in thousands)	-	0	1	1	5	4	4	3	3
Loomis Sayles Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.315	$22.062	$20.634	$19.075	$20.582	$19.758	$18.757	$16.391	$16.227
Accumulation unit value at end of period	$23.668	$21.315	$22.062	$20.634	$19.075	$20.582	$19.758	$18.757	$16.391
Number of accumulation units outstanding at end of period (in thousands)	144	150	155	136	136	6	5	6	7
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.293	$21.110	$19.843	$18.435	$19.991	$19.287	$19.252	$-	$-
Accumulation unit value at end of period	$22.422	$20.293	$21.110	$19.843	$18.435	$19.991	$19.287	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	1	14	13	10	9	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.996	$20.833	$19.611	$18.248	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.061	$19.996	$20.833	$19.611	$18.248	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.801	$20.650	$19.459	$18.124	$19.702	$19.056	$18.227	$17.086	$-
Accumulation unit value at end of period	$21.823	$19.801	$20.650	$19.459	$18.124	$19.702	$19.056	$18.227	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	3	11	11	3	2	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.607	$20.469	$19.307	$18.000	$19.588	$18.964	$18.157	$16.003	$16.003
Accumulation unit value at end of period	$21.588	$19.607	$20.469	$19.307	$18.000	$19.588	$18.964	$18.157	$16.003
Number of accumulation units outstanding at end of period (in thousands)	1	0	1	1	1	-	0	0	0

APP I-144

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.226	$20.111	$19.008	$17.756	$19.361	$18.782	$18.019	$15.913	$15.913
Accumulation unit value at end of period	$21.126	$19.226	$20.111	$19.008	$17.756	$19.361	$18.782	$18.019	$15.913
Number of accumulation units outstanding at end of period (in thousands)	1	2	3	5	4	5	7	6	6
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.852	$19.759	$18.713	$17.516	$19.137	$18.602	$17.882	$15.823	$16.588
Accumulation unit value at end of period	$20.674	$18.852	$19.759	$18.713	$17.516	$19.137	$18.602	$17.882	$15.823
Number of accumulation units outstanding at end of period (in thousands)	19	18	17	21	22	16	14	15	10
Lord Abbett Affiliated Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.018	$17.310	$14.907	$12.704	$13.262	$11.834	$8.955	$7.726	$7.638
Accumulation unit value at end of period	$20.061	$16.018	$17.310	$14.907	$12.704	$13.262	$11.834	$8.955	$7.726
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.115	$16.416	$14.208	$12.169	$12.767	$11.449	$9.827	$-	$-
Accumulation unit value at end of period	$18.836	$15.115	$16.416	$14.208	$12.169	$12.767	$11.449	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	15	13	12	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.143	$19.734	$17.105	$14.672	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.575	$18.143	$19.734	$17.105	$14.672	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.683	$15.987	$13.871	$11.910	$12.526	$11.262	$8.586	$8.247	$-
Accumulation unit value at end of period	$18.252	$14.683	$15.987	$13.871	$11.910	$12.526	$11.262	$8.586	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	4	4	5	1	12	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.693	$19.284	$16.748	$14.395	$15.155	$13.638	$10.408	$9.057	$9.057
Accumulation unit value at end of period	$21.971	$17.693	$19.284	$16.748	$14.395	$15.155	$13.638	$10.408	$9.057
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	0	0	4

APP I-145

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.180	$15.486	$13.477	$11.606	$12.244	$11.041	$8.442	$7.361	$7.361
Accumulation unit value at end of period	$17.574	$14.180	$15.486	$13.477	$11.606	$12.244	$11.041	$8.442	$7.361
Number of accumulation units outstanding at end of period (in thousands)	7	7	11	13	16	16	31	26	30
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.827	$18.414	$16.056	$13.855	$14.645	$13.233	$10.139	$8.858	$9.532
Accumulation unit value at end of period	$20.812	$16.827	$18.414	$16.056	$13.855	$14.645	$13.233	$10.139	$8.858
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	10	10	16	16	20	25
Lord Abbett Calibrated Dividend Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$44.637	$46.852	$39.342	$34.173	$35.005	$31.380	$-	$-	$-
Accumulation unit value at end of period	$56.499	$44.637	$46.852	$39.342	$34.173	$35.005	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$60.491	$63.814	$53.853	$47.010	$48.397	$43.600	$-	$-	$-
Accumulation unit value at end of period	$76.185	$60.491	$63.814	$53.853	$47.010	$48.397	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.086	$20.165	$17.043	$14.900	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.002	$19.086	$20.165	$17.043	$14.900	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.086	$20.165	$17.043	$14.900	$15.362	$13.540	$-	$-	$-
Accumulation unit value at end of period	$24.002	$19.086	$20.165	$17.043	$14.900	$15.362	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.340	$19.416	$16.442	$14.403	$14.881	$13.450	$-	$-	$-
Accumulation unit value at end of period	$23.018	$18.340	$19.416	$16.442	$14.403	$14.881	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-146

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.923	$19.012	$16.133	$14.160	$14.659	$13.280	$-	$-	$-
Accumulation unit value at end of period	$22.449	$17.923	$19.012	$16.133	$14.160	$14.659	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	2	3	3	5	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.515	$18.617	$15.829	$13.921	$14.440	$13.110	$-	$-	$-
Accumulation unit value at end of period	$21.895	$17.515	$18.617	$15.829	$13.921	$14.440	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	6	8	-	-	-
Lord Abbett Developing Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.727	$24.481	$18.843	$19.368	$21.260	$20.591	$13.099	$11.866	$12.168
Accumulation unit value at end of period	$33.937	$25.727	$24.481	$18.843	$19.368	$21.260	$20.591	$13.099	$11.866
Number of accumulation units outstanding at end of period (in thousands)	-	0	4	6	26	25	40	45	47
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.289	$23.229	$17.969	$18.562	$20.477	$19.932	$14.319	$-	$-
Accumulation unit value at end of period	$31.880	$24.289	$23.229	$17.969	$18.562	$20.477	$19.932	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	3	8	13	24	22	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.873	$22.866	$17.714	$18.326	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.287	$23.873	$22.866	$17.714	$18.326	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.600	$22.627	$17.547	$18.171	$20.096	$19.610	$12.569	$12.665	$-
Accumulation unit value at end of period	$30.898	$23.600	$22.627	$17.547	$18.171	$20.096	$19.610	$12.569	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	6	10	9	9	11	15	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.330	$22.390	$17.381	$18.017	$19.946	$19.483	$12.500	$11.420	$11.420
Accumulation unit value at end of period	$30.514	$23.330	$22.390	$17.381	$18.017	$19.946	$19.483	$12.500	$11.420
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	2	1	1	2	1	8

APP I-147

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.799	$21.925	$17.054	$17.713	$19.649	$19.231	$12.363	$11.318	$11.318
Accumulation unit value at end of period	$29.761	$22.799	$21.925	$17.054	$17.713	$19.649	$19.231	$12.363	$11.318
Number of accumulation units outstanding at end of period (in thousands)	-	0	9	9	10	8	5	4	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.281	$21.469	$16.732	$17.414	$19.356	$18.982	$12.228	$11.216	$12.440
Accumulation unit value at end of period	$29.025	$22.281	$21.469	$16.732	$17.414	$19.356	$18.982	$12.228	$11.216
Number of accumulation units outstanding at end of period (in thousands)	22	23	27	27	27	28	19	19	8
Lord Abbett Fundamental Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.966	$29.455	$26.075	$22.529	$23.260	$21.753	$15.921	$14.377	$14.496
Accumulation unit value at end of period	$33.104	$26.966	$29.455	$26.075	$22.529	$23.260	$21.753	$15.921	$14.377
Number of accumulation units outstanding at end of period (in thousands)	28	31	32	34	36	35	42	50	41
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$35.302	$38.755	$34.478	$29.938	$31.064	$29.197	$24.700	$-	$-
Accumulation unit value at end of period	$43.120	$35.302	$38.755	$34.478	$29.938	$31.064	$29.197	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	6	6	24	23	30	30	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$39.251	$43.155	$38.450	$33.437	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$47.872	$39.251	$43.155	$38.450	$33.437	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	9	11	11	11	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$55.697	$61.299	$54.670	$47.590	$49.504	$46.645	$34.396	$34.560	$-
Accumulation unit value at end of period	$67.863	$55.697	$61.299	$54.670	$47.590	$49.504	$46.645	$34.396	$-
Number of accumulation units outstanding at end of period (in thousands)	4	7	8	8	11	8	7	10	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.675	$19.472	$17.384	$15.148	$15.773	$14.877	$10.981	$10.001	$10.001
Accumulation unit value at end of period	$21.514	$17.675	$19.472	$17.384	$15.148	$15.773	$14.877	$10.981	$10.001
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-148

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.368	$24.692	$22.088	$19.285	$20.121	$19.016	$14.065	$12.835	$12.835
Accumulation unit value at end of period	$27.173	$22.368	$24.692	$22.088	$19.285	$20.121	$19.016	$14.065	$12.835
Number of accumulation units outstanding at end of period (in thousands)	12	11	12	18	18	28	40	39	35
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.353	$25.832	$23.153	$20.256	$21.176	$20.053	$14.861	$13.589	$14.483
Accumulation unit value at end of period	$28.312	$23.353	$25.832	$23.153	$20.256	$21.176	$20.053	$14.861	$13.589
Number of accumulation units outstanding at end of period (in thousands)	22	23	23	25	25	24	30	43	42
Lord Abbett Growth Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.111	$22.880	$18.626	$18.434	$17.954	$16.887	$12.320	$10.825	$11.326
Accumulation unit value at end of period	$30.238	$22.111	$22.880	$18.626	$18.434	$17.954	$16.887	$12.320	$10.825
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.875	$21.710	$17.762	$17.666	$17.293	$16.347	$13.354	$-	$-
Accumulation unit value at end of period	$28.405	$20.875	$21.710	$17.762	$17.666	$17.293	$16.347	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	3	4	3	3	16	2	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.518	$21.371	$17.510	$17.442	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.877	$20.518	$21.371	$17.510	$17.442	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.283	$21.147	$17.345	$17.294	$16.971	$16.083	$11.821	$12.229	$-
Accumulation unit value at end of period	$27.530	$20.283	$21.147	$17.345	$17.294	$16.971	$16.083	$11.821	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	12	11	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.051	$20.926	$17.180	$17.148	$16.844	$15.979	$11.756	$10.418	$10.418
Accumulation unit value at end of period	$27.188	$20.051	$20.926	$17.180	$17.148	$16.844	$15.979	$11.756	$10.418
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-149

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.594	$20.491	$16.857	$16.859	$16.593	$15.772	$11.627	$10.324	$10.324
Accumulation unit value at end of period	$26.516	$19.594	$20.491	$16.857	$16.859	$16.593	$15.772	$11.627	$10.324
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	3	3	3	3	3	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.149	$20.066	$16.539	$16.574	$16.346	$15.568	$11.500	$10.232	$11.727
Accumulation unit value at end of period	$25.861	$19.149	$20.066	$16.539	$16.574	$16.346	$15.568	$11.500	$10.232
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	3	2	3	2	5
Lord Abbett International Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.120	$11.152	$8.914	$9.081	$9.337	$10.312	$8.433	$7.355	$7.570
Accumulation unit value at end of period	$11.074	$9.120	$11.152	$8.914	$9.081	$9.337	$10.312	$8.433	$7.355
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$8.606	$10.576	$8.496	$8.698	$8.988	$9.977	$8.917	$-	$-
Accumulation unit value at end of period	$10.398	$8.606	$10.576	$8.496	$8.698	$8.988	$9.977	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	0	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.630	$14.315	$11.516	$11.808	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.031	$11.630	$14.315	$11.516	$11.808	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$8.360	$10.299	$8.295	$8.513	$8.819	$9.814	$8.085	$8.030	$-
Accumulation unit value at end of period	$10.075	$8.360	$10.299	$8.295	$8.513	$8.819	$9.814	$8.085	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	4	2	4	-	0	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.342	$13.988	$11.276	$11.584	$12.013	$13.382	$11.036	$9.708	$9.708
Accumulation unit value at end of period	$13.656	$11.342	$13.988	$11.276	$11.584	$12.013	$13.382	$11.036	$9.708
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
APP I-150

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$8.074	$9.977	$8.059	$8.296	$8.620	$9.621	$7.950	$7.008	$7.008
Accumulation unit value at end of period	$9.701	$8.074	$9.977	$8.059	$8.296	$8.620	$9.621	$7.950	$7.008
Number of accumulation units outstanding at end of period (in thousands)	6	7	5	3	3	6	6	5	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.786	$13.357	$10.810	$11.150	$11.609	$12.984	$10.751	$9.495	$11.364
Accumulation unit value at end of period	$12.935	$10.786	$13.357	$10.810	$11.150	$11.609	$12.984	$10.751	$9.495
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	5	2	1	1	2	4
Lord Abbett Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.673	$16.829	$16.209	$15.579	$15.677	$14.772	$14.982	$13.904	$13.738
Accumulation unit value at end of period	$18.062	$16.673	$16.829	$16.209	$15.579	$15.677	$14.772	$14.982	$13.904
Number of accumulation units outstanding at end of period (in thousands)	292	285	285	256	115	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.741	$15.968	$15.457	$14.930	$15.100	$14.300	$14.780	$-	$-
Accumulation unit value at end of period	$16.967	$15.741	$15.968	$15.457	$14.930	$15.100	$14.300	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	12	11	3	1	0	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.472	$15.718	$15.238	$14.741	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.652	$15.472	$15.718	$15.238	$14.741	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.295	$15.554	$15.094	$14.616	$14.819	$14.069	$14.375	$13.680	$-
Accumulation unit value at end of period	$16.445	$15.295	$15.554	$15.094	$14.616	$14.819	$14.069	$14.375	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	8	7	7	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.120	$15.392	$14.951	$14.492	$14.708	$13.978	$14.296	$13.381	$13.381
Accumulation unit value at end of period	$16.240	$15.120	$15.392	$14.951	$14.492	$14.708	$13.978	$14.296	$13.381
Number of accumulation units outstanding at end of period (in thousands)	13	11	7	4	3	1	0	0	-

APP I-151

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.776	$15.072	$14.670	$14.248	$14.489	$13.797	$14.140	$13.261	$13.261
Accumulation unit value at end of period	$15.839	$14.776	$15.072	$14.670	$14.248	$14.489	$13.797	$14.140	$13.261
Number of accumulation units outstanding at end of period (in thousands)	8	11	10	15	16	17	12	11	9
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.440	$14.758	$14.394	$14.007	$14.273	$13.618	$13.985	$13.142	$12.912
Accumulation unit value at end of period	$15.448	$14.440	$14.758	$14.394	$14.007	$14.273	$13.618	$13.985	$13.142
Number of accumulation units outstanding at end of period (in thousands)	21	23	37	31	27	13	22	29	23
Lord Abbett Value Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.943	$23.761	$21.571	$18.533	$19.082	$17.488	$12.850	$11.710	$11.819
Accumulation unit value at end of period	$25.731	$20.943	$23.761	$21.571	$18.533	$19.082	$17.488	$12.850	$11.710
Number of accumulation units outstanding at end of period (in thousands)	23	31	31	29	36	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.037	$22.847	$20.846	$17.999	$18.625	$17.155	$14.409	$-	$-
Accumulation unit value at end of period	$24.495	$20.037	$22.847	$20.846	$17.999	$18.625	$17.155	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	20	16	31	28	27	30	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.773	$22.580	$20.633	$17.842	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.136	$19.773	$22.580	$20.633	$17.842	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	14	22	2	3	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.599	$22.404	$20.492	$17.738	$18.401	$16.991	$12.578	$12.565	$-
Accumulation unit value at end of period	$23.899	$19.599	$22.404	$20.492	$17.738	$18.401	$16.991	$12.578	$-
Number of accumulation units outstanding at end of period (in thousands)	10	15	18	14	11	10	7	0	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.426	$22.229	$20.352	$17.634	$18.312	$16.926	$12.542	$11.528	$11.528
Accumulation unit value at end of period	$23.665	$19.426	$22.229	$20.352	$17.634	$18.312	$16.926	$12.542	$11.528
Number of accumulation units outstanding at end of period (in thousands)	7	9	9	5	6	6	6	0	-

APP I-152

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.086	$21.883	$20.076	$17.429	$18.136	$16.796	$12.471	$11.485	$11.485
Accumulation unit value at end of period	$23.204	$19.086	$21.883	$20.076	$17.429	$18.136	$16.796	$12.471	$11.485
Number of accumulation units outstanding at end of period (in thousands)	10	11	16	23	27	35	34	2	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.751	$21.543	$19.803	$17.227	$17.961	$16.668	$12.400	$11.443	$12.300
Accumulation unit value at end of period	$22.751	$18.751	$21.543	$19.803	$17.227	$17.961	$16.668	$12.400	$11.443
Number of accumulation units outstanding at end of period (in thousands)	30	35	37	40	38	43	53	8	3
Massachusetts Investors Trust
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.540	$41.761	$33.814	$31.084	$31.005	$27.940	$21.188	$17.778	$17.856
Accumulation unit value at end of period	$52.136	$39.540	$41.761	$33.814	$31.084	$31.005	$27.940	$21.188	$17.778
Number of accumulation units outstanding at end of period (in thousands)	7	13	12	11	33	30	29	23	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$37.645	$39.961	$32.518	$30.041	$30.116	$27.274	$23.087	$-	$-
Accumulation unit value at end of period	$49.390	$37.645	$39.961	$32.518	$30.041	$30.116	$27.274	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	0	1	1	1	0	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$37.095	$39.436	$32.139	$29.736	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$48.595	$37.095	$39.436	$32.139	$29.736	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	1	1	2	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$36.732	$39.090	$31.889	$29.533	$29.680	$26.948	$20.590	$19.304	$-
Accumulation unit value at end of period	$48.072	$36.732	$39.090	$31.889	$29.533	$29.680	$26.948	$20.590	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	1	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$36.373	$38.747	$31.640	$29.333	$29.508	$26.818	$20.511	$17.357	$17.357
Accumulation unit value at end of period	$47.554	$36.373	$38.747	$31.640	$29.333	$29.508	$26.818	$20.511	$17.357
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	2	2	2	4	-

APP I-153

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$35.666	$38.070	$31.149	$28.935	$29.167	$26.561	$20.355	$17.259	$17.259
Accumulation unit value at end of period	$46.536	$35.666	$38.070	$31.149	$28.935	$29.167	$26.561	$20.355	$17.259
Number of accumulation units outstanding at end of period (in thousands)	1	1	10	11	10	7	7	7	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.972	$37.404	$30.666	$28.543	$28.829	$26.306	$20.200	$17.162	$18.271
Accumulation unit value at end of period	$45.540	$34.972	$37.404	$30.666	$28.543	$28.829	$26.306	$20.200	$17.162
Number of accumulation units outstanding at end of period (in thousands)	5	4	9	13	11	10	8	5	4
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.492	$11.998	$10.580	$9.986	$10.236	$10.016	$-	$-	$-
Accumulation unit value at end of period	$13.341	$11.492	$11.998	$10.580	$9.986	$10.236	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.224	$11.778	$10.437	$9.901	$10.200	$10.016	$-	$-	$-
Accumulation unit value at end of period	$12.966	$11.224	$11.778	$10.437	$9.901	$10.200	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	13	10	9	18	18	14	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.146	$11.712	$10.395	$9.875	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.855	$11.146	$11.712	$10.395	$9.875	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.093	$11.669	$10.367	$9.859	$10.182	$10.016	$-	$-	$-
Accumulation unit value at end of period	$12.782	$11.093	$11.669	$10.367	$9.859	$10.182	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	50	50	55	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.041	$11.626	$10.339	$9.842	$10.174	$10.015	$-	$-	$-
Accumulation unit value at end of period	$12.709	$11.041	$11.626	$10.339	$9.842	$10.174	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	2	1	-	-	-	-	-

APP I-154

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.938	$11.540	$10.283	$9.808	$10.160	$10.015	$-	$-	$-
Accumulation unit value at end of period	$12.565	$10.938	$11.540	$10.283	$9.808	$10.160	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	4	3	5	4	8	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.835	$11.455	$10.228	$9.775	$10.146	$10.015	$-	$-	$-
Accumulation unit value at end of period	$12.423	$10.835	$11.455	$10.228	$9.775	$10.146	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	11	14	12	13	12	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.687	$12.305	$10.643	$9.973	$10.243	$10.024	$-	$-	$-
Accumulation unit value at end of period	$13.900	$11.687	$12.305	$10.643	$9.973	$10.243	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	5	5	17	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.415	$12.080	$10.500	$9.888	$10.207	$10.024	$-	$-	$-
Accumulation unit value at end of period	$13.509	$11.415	$12.080	$10.500	$9.888	$10.207	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	45	37	29	23	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.334	$12.013	$10.458	$9.863	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.394	$11.334	$12.013	$10.458	$9.863	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	8	7	7	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.281	$11.969	$10.429	$9.846	$10.189	$10.023	$-	$-	$-
Accumulation unit value at end of period	$13.317	$11.281	$11.969	$10.429	$9.846	$10.189	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	48	38	50	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.228	$11.924	$10.401	$9.829	$10.182	$10.023	$-	$-	$-
Accumulation unit value at end of period	$13.242	$11.228	$11.924	$10.401	$9.829	$10.182	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	2	1	-	-	-	-	-	-

APP I-155

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.123	$11.836	$10.345	$9.796	$10.167	$10.023	$-	$-	$-
Accumulation unit value at end of period	$13.091	$11.123	$11.836	$10.345	$9.796	$10.167	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	5	1	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.019	$11.749	$10.289	$9.762	$10.153	$10.023	$-	$-	$-
Accumulation unit value at end of period	$12.943	$11.019	$11.749	$10.289	$9.762	$10.153	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	23	21	19	15	12	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.751	$12.480	$10.643	$9.955	$10.236	$10.024	$-	$-	$-
Accumulation unit value at end of period	$14.213	$11.751	$12.480	$10.643	$9.955	$10.236	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.477	$12.251	$10.500	$9.870	$10.200	$10.023	$-	$-	$-
Accumulation unit value at end of period	$13.814	$11.477	$12.251	$10.500	$9.870	$10.200	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	52	57	53	47	26	21	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.397	$12.183	$10.457	$9.845	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.696	$11.397	$12.183	$10.457	$9.845	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	9	10	9	7	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.343	$12.138	$10.429	$9.828	$10.182	$10.023	$-	$-	$-
Accumulation unit value at end of period	$13.618	$11.343	$12.138	$10.429	$9.828	$10.182	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	6	22	14	21	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.290	$12.093	$10.401	$9.811	$10.175	$10.023	$-	$-	$-
Accumulation unit value at end of period	$13.540	$11.290	$12.093	$10.401	$9.811	$10.175	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	-	-	-	-	-	-	-

APP I-156

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.184	$12.004	$10.345	$9.778	$10.161	$10.023	$-	$-	$-
Accumulation unit value at end of period	$13.387	$11.184	$12.004	$10.345	$9.778	$10.161	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	14	13	18	15	8	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.079	$11.915	$10.289	$9.745	$10.146	$10.022	$-	$-	$-
Accumulation unit value at end of period	$13.235	$11.079	$11.915	$10.289	$9.745	$10.146	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	45	40	29	24	22	18	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.765	$12.617	$10.659	$9.961	$10.255	$10.016	$-	$-	$-
Accumulation unit value at end of period	$14.405	$11.765	$12.617	$10.659	$9.961	$10.255	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	14	5	2	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.491	$12.386	$10.515	$9.876	$10.218	$10.015	$-	$-	$-
Accumulation unit value at end of period	$14.000	$11.491	$12.386	$10.515	$9.876	$10.218	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	28	24	18	8	5	4	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.411	$12.318	$10.473	$9.851	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.881	$11.411	$12.318	$10.473	$9.851	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	9	12	10	8	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.357	$12.272	$10.445	$9.834	$10.200	$10.015	$-	$-	$-
Accumulation unit value at end of period	$13.802	$11.357	$12.272	$10.445	$9.834	$10.200	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	30	25	23	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.304	$12.227	$10.416	$9.817	$10.193	$10.015	$-	$-	$-
Accumulation unit value at end of period	$13.723	$11.304	$12.227	$10.416	$9.817	$10.193	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	-	-	-	-	-	-

APP I-157

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.198	$12.137	$10.360	$9.784	$10.179	$10.014	$-	$-	$-
Accumulation unit value at end of period	$13.568	$11.198	$12.137	$10.360	$9.784	$10.179	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	2	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.093	$12.047	$10.304	$9.751	$10.164	$10.014	$-	$-	$-
Accumulation unit value at end of period	$13.414	$11.093	$12.047	$10.304	$9.751	$10.164	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	36	35	35	20	26	17	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.724	$12.669	$10.663	$9.974	$10.258	$10.023	$-	$-	$-
Accumulation unit value at end of period	$14.521	$11.724	$12.669	$10.663	$9.974	$10.258	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.451	$12.436	$10.520	$9.889	$10.222	$10.023	$-	$-	$-
Accumulation unit value at end of period	$14.112	$11.451	$12.436	$10.520	$9.889	$10.222	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	55	45	37	32	3	1	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.371	$12.368	$10.478	$9.864	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.992	$11.371	$12.368	$10.478	$9.864	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	6	5	4	3	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.317	$12.322	$10.449	$9.847	$10.204	$10.023	$-	$-	$-
Accumulation unit value at end of period	$13.912	$11.317	$12.322	$10.449	$9.847	$10.204	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	19	6	27	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.264	$12.276	$10.421	$9.830	$10.196	$10.023	$-	$-	$-
Accumulation unit value at end of period	$13.833	$11.264	$12.276	$10.421	$9.830	$10.196	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	-	-	-	-	-	-

APP I-158

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.159	$12.186	$10.365	$9.796	$10.182	$10.022	$-	$-	$-
Accumulation unit value at end of period	$13.676	$11.159	$12.186	$10.365	$9.796	$10.182	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	7	6	9	7	1	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.054	$12.096	$10.309	$9.763	$10.168	$10.022	$-	$-	$-
Accumulation unit value at end of period	$13.521	$11.054	$12.096	$10.309	$9.763	$10.168	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	30	26	22	29	25	24	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.739	$12.730	$10.686	$10.001	$10.278	$10.023	$-	$-	$-
Accumulation unit value at end of period	$14.654	$11.739	$12.730	$10.686	$10.001	$10.278	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	2	4	4	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.466	$12.497	$10.542	$9.916	$10.241	$10.023	$-	$-	$-
Accumulation unit value at end of period	$14.242	$11.466	$12.497	$10.542	$9.916	$10.241	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	29	26	24	19	3	2	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.385	$12.428	$10.500	$9.891	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.120	$11.385	$12.428	$10.500	$9.891	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	3	1	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.332	$12.382	$10.471	$9.874	$10.223	$10.023	$-	$-	$-
Accumulation unit value at end of period	$14.040	$11.332	$12.382	$10.471	$9.874	$10.223	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	18	16	25	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.279	$12.336	$10.443	$9.857	$10.216	$10.022	$-	$-	$-
Accumulation unit value at end of period	$13.960	$11.279	$12.336	$10.443	$9.857	$10.216	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	-	-	-	-	-	-
APP I-159

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.173	$12.245	$10.387	$9.824	$10.202	$10.022	$-	$-	$-
Accumulation unit value at end of period	$13.802	$11.173	$12.245	$10.387	$9.824	$10.202	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.068	$12.155	$10.331	$9.790	$10.187	$10.022	$-	$-	$-
Accumulation unit value at end of period	$13.645	$11.068	$12.155	$10.331	$9.790	$10.187	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	22	20	14	13	9	4	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.897	$12.855	$10.683	$9.983	$10.287	$10.020	$-	$-	$-
Accumulation unit value at end of period	$14.835	$11.897	$12.855	$10.683	$9.983	$10.287	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.620	$12.619	$10.539	$9.898	$10.251	$10.020	$-	$-	$-
Accumulation unit value at end of period	$14.417	$11.620	$12.619	$10.539	$9.898	$10.251	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	4	5	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.539	$12.549	$10.497	$9.873	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.295	$11.538	$12.549	$10.497	$9.873	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	3	7	7	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.484	$12.503	$10.468	$9.856	$10.233	$10.020	$-	$-	$-
Accumulation unit value at end of period	$14.213	$11.484	$12.503	$10.468	$9.856	$10.233	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	12	8	11	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.430	$12.457	$10.440	$9.840	$10.225	$10.019	$-	$-	$-
Accumulation unit value at end of period	$14.132	$11.430	$12.457	$10.440	$9.840	$10.225	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	2	-	-	-	-	-	-	-

APP I-160

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.323	$12.365	$10.384	$9.806	$10.211	$10.019	$-	$-	$-
Accumulation unit value at end of period	$13.972	$11.323	$12.365	$10.384	$9.806	$10.211	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	5	4	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.217	$12.274	$10.328	$9.773	$10.196	$10.019	$-	$-	$-
Accumulation unit value at end of period	$13.813	$11.217	$12.274	$10.328	$9.773	$10.196	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	23	17	14	13	11	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.927	$12.878	$10.700	$9.997	$10.286	$10.028	$-	$-	$-
Accumulation unit value at end of period	$14.883	$11.927	$12.878	$10.700	$9.997	$10.286	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.649	$12.642	$10.556	$9.912	$10.250	$10.028	$-	$-	$-
Accumulation unit value at end of period	$14.465	$11.649	$12.642	$10.556	$9.912	$10.250	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.567	$12.572	$10.513	$9.886	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.341	$11.567	$12.572	$10.513	$9.886	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	1	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.513	$12.526	$10.485	$9.870	$10.232	$10.028	$-	$-	$-
Accumulation unit value at end of period	$14.260	$11.513	$12.526	$10.485	$9.870	$10.232	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	6	5	3	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.459	$12.479	$10.457	$9.853	$10.225	$10.028	$-	$-	$-
Accumulation unit value at end of period	$14.179	$11.459	$12.479	$10.457	$9.853	$10.225	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-

APP I-161

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.351	$12.387	$10.400	$9.819	$10.210	$10.027	$-	$-	$-
Accumulation unit value at end of period	$14.018	$11.351	$12.387	$10.400	$9.819	$10.210	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.245	$12.296	$10.344	$9.786	$10.196	$10.027	$-	$-	$-
Accumulation unit value at end of period	$13.859	$11.245	$12.296	$10.344	$9.786	$10.196	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	6	5	4	3	3	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.612	$11.477	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.257	$10.612	$11.477	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.513	$11.427	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.068	$10.513	$11.427	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.483	$11.412	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.012	$10.483	$11.412	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.464	$11.402	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.974	$10.464	$11.402	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.444	$11.392	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.937	$10.444	$11.392	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-162

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.405	$11.373	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.863	$10.405	$11.373	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.366	$11.353	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.789	$10.366	$11.353	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.887	$11.379	$10.436	$9.956	$10.182	$10.009	$-	$-	$-
Accumulation unit value at end of period	$12.473	$10.887	$11.379	$10.436	$9.956	$10.182	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	28	1	1	1	1	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.633	$11.170	$10.296	$9.871	$10.146	$10.009	$-	$-	$-
Accumulation unit value at end of period	$12.122	$10.633	$11.170	$10.296	$9.871	$10.146	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	1	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.559	$11.108	$10.254	$9.846	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.019	$10.559	$11.108	$10.254	$9.846	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.509	$11.067	$10.227	$9.829	$10.128	$10.008	$-	$-	$-
Accumulation unit value at end of period	$11.951	$10.509	$11.067	$10.227	$9.829	$10.128	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.460	$11.026	$10.199	$9.813	$10.121	$10.008	$-	$-	$-
Accumulation unit value at end of period	$11.883	$10.460	$11.026	$10.199	$9.813	$10.121	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-163

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.362	$10.945	$10.144	$9.779	$10.107	$10.008	$-	$-	$-
Accumulation unit value at end of period	$11.748	$10.362	$10.945	$10.144	$9.779	$10.107	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.265	$10.864	$10.089	$9.746	$10.092	$10.008	$-	$-	$-
Accumulation unit value at end of period	$11.614	$10.265	$10.864	$10.089	$9.746	$10.092	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	-	-	-	-	1	-	-	-
MFS® Emerging Markets Debt Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.226	$16.075	$14.702	$13.450	$13.564	$12.984	$13.884	$11.681	$11.507
Accumulation unit value at end of period	$17.329	$15.226	$16.075	$14.702	$13.450	$13.564	$12.984	$13.884	$11.681
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.567	$15.457	$14.207	$13.063	$13.239	$12.737	$13.745	$-	$-
Accumulation unit value at end of period	$16.496	$14.567	$15.457	$14.207	$13.063	$13.239	$12.737	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	1	11	6	6	6	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.375	$15.277	$14.062	$12.948	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.254	$14.375	$15.277	$14.062	$12.948	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	2	2	2	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.248	$15.157	$13.966	$12.873	$13.080	$12.615	$13.591	$12.213	$-
Accumulation unit value at end of period	$16.095	$14.248	$15.157	$13.966	$12.873	$13.080	$12.615	$13.591	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.123	$15.039	$13.871	$12.798	$13.016	$12.567	$13.552	$11.499	$11.499
Accumulation unit value at end of period	$15.937	$14.123	$15.039	$13.871	$12.798	$13.016	$12.567	$13.552	$11.499
Number of accumulation units outstanding at end of period (in thousands)	1	1	4	8	6	2	1	1	-

APP I-164

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.875	$14.805	$13.683	$12.649	$12.891	$12.471	$13.475	$11.457	$11.457
Accumulation unit value at end of period	$15.627	$13.875	$14.805	$13.683	$12.649	$12.891	$12.471	$13.475	$11.457
Number of accumulation units outstanding at end of period (in thousands)	1	3	3	3	6	8	6	8	6
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.632	$14.575	$13.497	$12.502	$12.767	$12.375	$13.399	$11.415	$11.522
Accumulation unit value at end of period	$15.322	$13.632	$14.575	$13.497	$12.502	$12.767	$12.375	$13.399	$11.415
Number of accumulation units outstanding at end of period (in thousands)	7	8	10	11	11	9	9	7	5
MFS® Government Securities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.232	$13.197	$12.949	$12.869	$12.847	$12.278	$12.652	$12.393	$12.308
Accumulation unit value at end of period	$14.038	$13.232	$13.197	$12.949	$12.869	$12.847	$12.278	$12.652	$12.393
Number of accumulation units outstanding at end of period (in thousands)	161	244	242	188	237	208	187	141	2
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.545	$12.574	$12.400	$12.385	$12.426	$11.935	$12.384	$-	$-
Accumulation unit value at end of period	$13.243	$12.545	$12.574	$12.400	$12.385	$12.426	$11.935	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	38	30	35	32	23	29	55	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.346	$12.393	$12.240	$12.243	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.013	$12.346	$12.393	$12.240	$12.243	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	6	7	8	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.215	$12.274	$12.134	$12.150	$12.220	$11.767	$12.217	$12.038	$-
Accumulation unit value at end of period	$12.862	$12.215	$12.274	$12.134	$12.150	$12.220	$11.767	$12.217	$-
Number of accumulation units outstanding at end of period (in thousands)	18	18	13	19	26	24	24	23	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.085	$12.156	$12.029	$12.057	$12.139	$11.701	$12.160	$12.013	$12.013
Accumulation unit value at end of period	$12.713	$12.085	$12.156	$12.029	$12.057	$12.139	$11.701	$12.160	$12.013
Number of accumulation units outstanding at end of period (in thousands)	22	20	17	10	12	11	10	6	16

APP I-165

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.830	$11.923	$11.823	$11.873	$11.978	$11.569	$12.047	$11.925	$11.925
Accumulation unit value at end of period	$12.419	$11.830	$11.923	$11.823	$11.873	$11.978	$11.569	$12.047	$11.925
Number of accumulation units outstanding at end of period (in thousands)	21	21	23	38	37	60	48	36	23
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.580	$11.695	$11.620	$11.693	$11.820	$11.438	$11.935	$11.838	$11.486
Accumulation unit value at end of period	$12.133	$11.580	$11.695	$11.620	$11.693	$11.820	$11.438	$11.935	$11.838
Number of accumulation units outstanding at end of period (in thousands)	21	26	40	47	41	44	60	70	64
MFS® Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.120	$23.568	$18.056	$17.666	$16.496	$15.202	$11.153	$9.522	$9.704
Accumulation unit value at end of period	$33.126	$24.120	$23.568	$18.056	$17.666	$16.496	$15.202	$11.153	$9.522
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.232	$22.815	$17.566	$17.272	$16.209	$15.013	$12.157	$-	$-
Accumulation unit value at end of period	$31.748	$23.232	$22.815	$17.566	$17.272	$16.209	$15.013	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.972	$22.594	$17.422	$17.156	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.345	$22.972	$22.594	$17.422	$17.156	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	2	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.801	$22.448	$17.326	$17.079	$16.068	$14.920	$11.028	$10.601	$-
Accumulation unit value at end of period	$31.080	$22.801	$22.448	$17.326	$17.079	$16.068	$14.920	$11.028	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.630	$22.302	$17.231	$17.002	$16.012	$14.882	$11.011	$9.482	$9.482
Accumulation unit value at end of period	$30.817	$22.630	$22.302	$17.231	$17.002	$16.012	$14.882	$11.011	$9.482
Number of accumulation units outstanding at end of period (in thousands)	4	5	-	-	-	-	-	-	-

APP I-166

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.293	$22.014	$17.043	$16.850	$15.900	$14.808	$10.978	$9.472	$9.472
Accumulation unit value at end of period	$30.297	$22.293	$22.014	$17.043	$16.850	$15.900	$14.808	$10.978	$9.472
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	1	1	1	1	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.961	$21.730	$16.856	$16.699	$15.789	$14.734	$10.945	$9.462	$9.988
Accumulation unit value at end of period	$29.786	$21.961	$21.730	$16.856	$16.699	$15.789	$14.734	$10.945	$9.462
Number of accumulation units outstanding at end of period (in thousands)	2	3	8	7	6	6	5	5	0
MFS® International Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.100	$18.808	$14.237	$13.901	$13.896	$14.681	$12.927	$10.824	$11.102
Accumulation unit value at end of period	$21.690	$17.100	$18.808	$14.237	$13.901	$13.896	$14.681	$12.927	$10.824
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.360	$18.085	$13.758	$13.500	$13.564	$14.402	$13.593	$-	$-
Accumulation unit value at end of period	$20.648	$16.360	$18.085	$13.758	$13.500	$13.564	$14.402	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.144	$17.874	$13.617	$13.382	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.345	$16.144	$17.874	$13.617	$13.382	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.002	$17.734	$13.524	$13.304	$13.400	$14.264	$12.654	$12.106	$-
Accumulation unit value at end of period	$20.146	$16.002	$17.734	$13.524	$13.304	$13.400	$14.264	$12.654	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.861	$17.595	$13.432	$13.227	$13.335	$14.209	$12.618	$10.656	$10.656
Accumulation unit value at end of period	$19.949	$15.861	$17.595	$13.432	$13.227	$13.335	$14.209	$12.618	$10.656
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	0	-

APP I-167

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.583	$17.322	$13.250	$13.073	$13.207	$14.100	$12.546	$10.616	$10.616
Accumulation unit value at end of period	$19.560	$15.583	$17.322	$13.250	$13.073	$13.207	$14.100	$12.546	$10.616
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	3	2	1	1	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.309	$17.052	$13.069	$12.921	$13.079	$13.992	$12.475	$10.577	$12.220
Accumulation unit value at end of period	$19.178	$15.309	$17.052	$13.069	$12.921	$13.079	$13.992	$12.475	$10.577
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	10	7	6	4	3	1
MFS® International Intrinsic Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$33.714	$37.138	$29.288	$28.174	$26.464	$26.125	$20.511	$17.717	$17.740
Accumulation unit value at end of period	$42.332	$33.714	$37.138	$29.288	$28.174	$26.464	$26.125	$20.511	$17.717
Number of accumulation units outstanding at end of period (in thousands)	288	314	313	311	279	116	81	59	48
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$32.099	$35.536	$28.165	$27.229	$25.704	$25.502	$23.075	$-	$-
Accumulation unit value at end of period	$40.102	$32.099	$35.536	$28.165	$27.229	$25.704	$25.502	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	6	21	17	11	1	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$31.629	$35.069	$27.837	$26.952	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$39.456	$31.629	$35.069	$27.837	$26.952	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$31.320	$34.762	$27.620	$26.768	$25.333	$25.197	$19.932	$18.576	$-
Accumulation unit value at end of period	$39.032	$31.320	$34.762	$27.620	$26.768	$25.333	$25.197	$19.932	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	6	5	6	8	9	6	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$31.014	$34.456	$27.405	$26.586	$25.186	$25.076	$19.856	$17.296	$17.296
Accumulation unit value at end of period	$38.612	$31.014	$34.456	$27.405	$26.586	$25.186	$25.076	$19.856	$17.296
Number of accumulation units outstanding at end of period (in thousands)	1	1	4	4	6	2	1	1	1
APP I-168

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$30.411	$33.854	$26.979	$26.226	$24.894	$24.835	$19.704	$17.199	$17.199
Accumulation unit value at end of period	$37.785	$30.411	$33.854	$26.979	$26.226	$24.894	$24.835	$19.704	$17.199
Number of accumulation units outstanding at end of period (in thousands)	8	13	15	10	7	6	5	4	3
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.819	$33.263	$26.561	$25.871	$24.606	$24.597	$19.554	$17.102	$18.773
Accumulation unit value at end of period	$36.976	$29.819	$33.263	$26.561	$25.871	$24.606	$24.597	$19.554	$17.102
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	11	8	6	5	3	2
MFS® New Discovery Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.513	$17.801	$14.126	$13.008	$13.291	$14.373	$10.204	$9.839	$-
Accumulation unit value at end of period	$24.647	$17.513	$17.801	$14.126	$13.008	$13.291	$14.373	$10.204	$-
Number of accumulation units outstanding at end of period (in thousands)	161	146	143	142	181	39	33	34	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.836	$17.199	$13.717	$12.693	$13.035	$14.167	$11.297	$-	$-
Accumulation unit value at end of period	$23.576	$16.836	$17.199	$13.717	$12.693	$13.035	$14.167	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.637	$17.022	$13.596	$12.601	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.264	$16.637	$17.022	$13.596	$12.601	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.507	$16.906	$13.516	$12.539	$12.909	$14.065	$10.061	$9.737	$-
Accumulation unit value at end of period	$23.058	$16.507	$16.906	$13.516	$12.539	$12.909	$14.065	$10.061	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.377	$16.790	$13.437	$12.478	$12.859	$14.024	$10.042	$9.737	$-
Accumulation unit value at end of period	$22.854	$16.377	$16.790	$13.437	$12.478	$12.859	$14.024	$10.042	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-169

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.121	$16.560	$13.280	$12.357	$12.759	$13.943	$10.004	$9.713	$-
Accumulation unit value at end of period	$22.451	$16.121	$16.560	$13.280	$12.357	$12.759	$13.943	$10.004	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	-	0	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.868	$16.334	$13.124	$12.236	$12.660	$13.863	$9.966	$9.690	$-
Accumulation unit value at end of period	$22.055	$15.868	$16.334	$13.124	$12.236	$12.660	$13.863	$9.966	$-
Number of accumulation units outstanding at end of period (in thousands)	2	4	4	7	7	5	4	1	-
MFS® Research International Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.478	$12.210	$9.533	$9.643	$9.845	$10.581	$8.918	$7.645	$7.811
Accumulation unit value at end of period	$13.372	$10.478	$12.210	$9.533	$9.643	$9.845	$10.581	$8.918	$7.645
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.934	$11.634	$9.129	$9.281	$9.522	$10.285	$9.440	$-	$-
Accumulation unit value at end of period	$12.614	$9.934	$11.634	$9.129	$9.281	$9.522	$10.285	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	21	81	78	80	82	69	48	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$9.776	$11.466	$9.011	$9.174	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.395	$9.776	$11.466	$9.011	$9.174	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	36	35	49	36	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.673	$11.356	$8.933	$9.104	$9.365	$10.140	$8.611	$8.267	$-
Accumulation unit value at end of period	$12.251	$9.673	$11.356	$8.933	$9.104	$9.365	$10.140	$8.611	$-
Number of accumulation units outstanding at end of period (in thousands)	30	39	36	39	39	62	33	63	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.570	$11.247	$8.856	$9.035	$9.302	$10.083	$8.571	$7.410	$7.410
Accumulation unit value at end of period	$12.109	$9.570	$11.247	$8.856	$9.035	$9.302	$10.083	$8.571	$7.410
Number of accumulation units outstanding at end of period (in thousands)	23	22	14	20	17	16	9	8	3

APP I-170

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.368	$11.032	$8.704	$8.897	$9.179	$9.969	$8.491	$7.355	$7.355
Accumulation unit value at end of period	$11.829	$9.368	$11.032	$8.704	$8.897	$9.179	$9.969	$8.491	$7.355
Number of accumulation units outstanding at end of period (in thousands)	10	11	44	49	37	27	39	35	11
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.170	$10.820	$8.554	$8.762	$9.057	$9.857	$8.412	$7.301	$8.657
Accumulation unit value at end of period	$11.556	$9.170	$10.820	$8.554	$8.762	$9.057	$9.857	$8.412	$7.301
Number of accumulation units outstanding at end of period (in thousands)	53	65	80	90	81	78	66	60	49
MFS® Total Return Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.770	$15.991	$15.379	$14.867	$14.962	$14.171	$14.334	$13.345	$13.181
Accumulation unit value at end of period	$17.316	$15.770	$15.991	$15.379	$14.867	$14.962	$14.171	$14.334	$13.345
Number of accumulation units outstanding at end of period (in thousands)	28	94	94	18	3	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.881	$15.166	$14.658	$14.241	$14.403	$13.710	$14.072	$-	$-
Accumulation unit value at end of period	$16.258	$14.881	$15.166	$14.658	$14.241	$14.403	$13.710	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	79	57	1	14	13	10	6	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.500	$15.820	$15.314	$14.901	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.909	$15.500	$15.820	$15.314	$14.901	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	53	43	35	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.456	$14.769	$14.311	$13.938	$14.132	$13.485	$13.744	$13.112	$-
Accumulation unit value at end of period	$15.754	$14.456	$14.769	$14.311	$13.938	$14.132	$13.485	$13.744	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	4	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.117	$15.461	$14.996	$14.620	$14.838	$14.173	$14.460	$13.577	$13.577
Accumulation unit value at end of period	$16.459	$15.117	$15.461	$14.996	$14.620	$14.838	$14.173	$14.460	$13.577
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	-	-	-

APP I-171

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.961	$14.307	$13.904	$13.583	$13.813	$13.221	$13.515	$12.715	$12.715
Accumulation unit value at end of period	$15.169	$13.961	$14.307	$13.904	$13.583	$13.813	$13.221	$13.515	$12.715
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	1	1	2	3	3	6
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.380	$14.765	$14.379	$14.074	$14.342	$13.754	$14.088	$13.281	$13.126
Accumulation unit value at end of period	$15.593	$14.380	$14.765	$14.379	$14.074	$14.342	$13.754	$14.088	$13.281
Number of accumulation units outstanding at end of period (in thousands)	8	7	9	8	4	3	3	2	1
MFS® Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.603	$17.623	$15.714	$14.436	$14.493	$13.379	$11.256	$10.112	$10.056
Accumulation unit value at end of period	$19.963	$16.603	$17.623	$15.714	$14.436	$14.493	$13.379	$11.256	$10.112
Number of accumulation units outstanding at end of period (in thousands)	25	83	87	91	88	79	60	60	22
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.667	$16.713	$14.978	$13.828	$13.952	$12.944	$11.908	$-	$-
Accumulation unit value at end of period	$18.744	$15.667	$16.713	$14.978	$13.828	$13.952	$12.944	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	24	24	39	36	30	25	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.944	$19.172	$17.206	$15.910	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.436	$17.944	$19.172	$17.206	$15.910	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	2	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.219	$16.276	$14.622	$13.534	$13.689	$12.732	$10.792	$10.347	$-
Accumulation unit value at end of period	$18.162	$15.219	$16.276	$14.622	$13.534	$13.689	$12.732	$10.792	$-
Number of accumulation units outstanding at end of period (in thousands)	7	6	7	2	2	1	2	3	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.501	$18.736	$16.848	$15.610	$15.805	$14.714	$12.485	$11.312	$11.312
Accumulation unit value at end of period	$20.865	$17.501	$18.736	$16.848	$15.610	$15.805	$14.714	$12.485	$11.312
Number of accumulation units outstanding at end of period (in thousands)	-	0	1	-	-	-	0	0	2

APP I-172

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.698	$15.767	$14.207	$13.189	$13.380	$12.482	$10.612	$9.634	$9.634
Accumulation unit value at end of period	$17.488	$14.698	$15.767	$14.207	$13.189	$13.380	$12.482	$10.612	$9.634
Number of accumulation units outstanding at end of period (in thousands)	11	11	11	17	17	32	24	16	8
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.647	$17.893	$16.155	$15.027	$15.276	$14.279	$12.165	$11.065	$11.268
Accumulation unit value at end of period	$19.767	$16.647	$17.893	$16.155	$15.027	$15.276	$14.279	$12.165	$11.065
Number of accumulation units outstanding at end of period (in thousands)	36	42	45	36	33	33	34	33	28
MFS® Utilities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.013	$17.862	$15.574	$13.980	$16.405	$14.571	$12.125	$10.697	$10.571
Accumulation unit value at end of period	$22.492	$18.013	$17.862	$15.574	$13.980	$16.405	$14.571	$12.125	$10.697
Number of accumulation units outstanding at end of period (in thousands)	3	3	6	-	-	-	5	4	5
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.997	$16.940	$14.844	$13.391	$15.793	$14.098	$13.489	$-	$-
Accumulation unit value at end of period	$21.118	$16.997	$16.940	$14.844	$13.391	$15.793	$14.098	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	43	48	40	33	38	35	26	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.988	$22.945	$20.136	$18.192	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.519	$22.988	$22.945	$20.136	$18.192	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	11	14	13	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.511	$16.496	$14.491	$13.105	$15.495	$13.866	$11.625	$10.877	$-
Accumulation unit value at end of period	$20.463	$16.511	$16.496	$14.491	$13.105	$15.495	$13.866	$11.625	$-
Number of accumulation units outstanding at end of period (in thousands)	7	10	12	22	20	20	21	32	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.426	$22.429	$19.723	$17.854	$21.131	$18.929	$15.885	$14.134	$14.134
Accumulation unit value at end of period	$27.766	$22.426	$22.429	$19.723	$17.854	$21.131	$18.929	$15.885	$14.134
Number of accumulation units outstanding at end of period (in thousands)	16	16	7	8	9	10	9	21	25

APP I-173

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.946	$15.980	$14.080	$12.771	$15.145	$13.594	$11.431	$10.191	$10.191
Accumulation unit value at end of period	$19.703	$15.946	$15.980	$14.080	$12.771	$15.145	$13.594	$11.431	$10.191
Number of accumulation units outstanding at end of period (in thousands)	5	6	18	25	24	16	9	13	7
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.343	$21.432	$18.921	$17.197	$20.434	$18.378	$15.485	$13.833	$14.249
Accumulation unit value at end of period	$26.319	$21.343	$21.432	$18.921	$17.197	$20.434	$18.378	$15.485	$13.833
Number of accumulation units outstanding at end of period (in thousands)	14	12	14	34	31	35	34	33	31
MFS® Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.730	$20.832	$17.735	$15.578	$15.703	$14.237	$10.507	$9.047	$8.993
Accumulation unit value at end of period	$24.300	$18.730	$20.832	$17.735	$15.578	$15.703	$14.237	$10.507	$9.047
Number of accumulation units outstanding at end of period (in thousands)	132	262	274	270	316	295	217	208	114
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.670	$19.753	$16.900	$14.919	$15.114	$13.772	$11.710	$-	$-
Accumulation unit value at end of period	$22.811	$17.670	$19.753	$16.900	$14.919	$15.114	$13.772	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	33	35	44	21	5	10	10	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.364	$19.440	$16.658	$14.727	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.383	$17.364	$19.440	$16.658	$14.727	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	7	10	12	11	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.803	$18.830	$16.151	$14.293	$14.516	$13.261	$9.859	$9.351	$-
Accumulation unit value at end of period	$21.637	$16.803	$18.830	$16.151	$14.293	$14.516	$13.261	$9.859	$-
Number of accumulation units outstanding at end of period (in thousands)	10	10	8	33	33	49	11	26	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.965	$19.031	$16.339	$14.474	$14.715	$13.455	$10.014	$8.697	$8.697
Accumulation unit value at end of period	$21.824	$16.965	$19.031	$16.339	$14.474	$14.715	$13.455	$10.014	$8.697
Number of accumulation units outstanding at end of period (in thousands)	6	1	26	20	8	3	2	1	33

APP I-174

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.228	$18.241	$15.692	$13.929	$14.189	$13.000	$9.695	$8.437	$8.437
Accumulation unit value at end of period	$20.834	$16.228	$18.241	$15.692	$13.929	$14.189	$13.000	$9.695	$8.437
Number of accumulation units outstanding at end of period (in thousands)	25	34	35	36	29	34	58	40	24
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.192	$18.238	$15.721	$13.982	$14.272	$13.102	$9.791	$8.537	$8.805
Accumulation unit value at end of period	$20.747	$16.192	$18.238	$15.721	$13.982	$14.272	$13.102	$9.791	$8.537
Number of accumulation units outstanding at end of period (in thousands)	40	39	42	54	59	58	48	58	52
Neuberger Berman Sustainable Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.967	$25.491	$21.537	$19.599	$19.723	$17.879	$12.968	$11.708	$11.776
Accumulation unit value at end of period	$30.105	$23.967	$25.491	$21.537	$19.599	$19.723	$17.879	$12.968	$11.708
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	1	0
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.930	$24.511	$20.812	$19.034	$19.251	$17.539	$14.671	$-	$-
Accumulation unit value at end of period	$28.659	$22.930	$24.511	$20.812	$19.034	$19.251	$17.539	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	20	20	19	2	17	20	1	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.628	$24.225	$20.600	$18.868	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.239	$22.628	$24.225	$20.600	$18.868	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	2	18	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.428	$24.035	$20.459	$18.758	$19.019	$17.371	$12.694	$12.458	$-
Accumulation unit value at end of period	$27.962	$22.428	$24.035	$20.459	$18.758	$19.019	$17.371	$12.694	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	3	1	-	3	0	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.231	$23.848	$20.320	$18.649	$18.927	$17.304	$12.658	$11.526	$11.526
Accumulation unit value at end of period	$27.688	$22.231	$23.848	$20.320	$18.649	$18.927	$17.304	$12.658	$11.526
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	4	4	4	3	11	4

APP I-175

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.841	$23.477	$20.044	$18.432	$18.744	$17.172	$12.586	$11.483	$11.483
Accumulation unit value at end of period	$27.148	$21.841	$23.477	$20.044	$18.432	$18.744	$17.172	$12.586	$11.483
Number of accumulation units outstanding at end of period (in thousands)	6	7	6	3	6	8	7	7	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441	$12.204
Accumulation unit value at end of period	$26.619	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441
Number of accumulation units outstanding at end of period (in thousands)	15	16	13	12	12	11	9	8	4
North Square Oak Ridge Small Cap Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.551	$12.431	$10.502	$10.333	$10.891	$10.116	$-	$-	$-
Accumulation unit value at end of period	$14.069	$11.551	$12.431	$10.502	$10.333	$10.891	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	5	10	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.479	$12.372	$10.467	$10.314	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.960	$11.479	$12.372	$10.467	$10.314	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	26	15	19	17	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.431	$12.332	$10.444	$10.302	$10.885	$10.115	$-	$-	$-
Accumulation unit value at end of period	$13.887	$11.431	$12.332	$10.444	$10.302	$10.885	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	3	3	1	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.383	$12.293	$10.421	$10.289	$10.883	$10.115	$-	$-	$-
Accumulation unit value at end of period	$13.815	$11.383	$12.293	$10.421	$10.289	$10.883	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	11	13	10	10	-	-	-

APP I-176

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.287	$12.215	$10.375	$10.264	$10.879	$10.115	$-	$-	$-
Accumulation unit value at end of period	$13.672	$11.287	$12.215	$10.375	$10.264	$10.879	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	7	11	8	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.193	$12.137	$10.330	$10.240	$10.874	$10.115	$-	$-	$-
Accumulation unit value at end of period	$13.530	$11.193	$12.137	$10.330	$10.240	$10.874	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	14	13	15	15	12	-	-	-
Nuveen Mid Cap Growth Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.183	$26.614	$21.382	$21.135	$21.346	$19.707	$14.435	$12.571	$13.052
Accumulation unit value at end of period	$32.262	$24.183	$26.614	$21.382	$21.135	$21.346	$19.707	$14.435	$12.571
Number of accumulation units outstanding at end of period (in thousands)	-	13	12	14	12	11	12	16	14
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.137	$25.592	$20.663	$20.527	$20.835	$19.331	$15.571	$-	$-
Accumulation unit value at end of period	$30.712	$23.137	$25.592	$20.663	$20.527	$20.835	$19.331	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.832	$25.293	$20.452	$20.347	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.262	$22.832	$25.293	$20.452	$20.347	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	3	3	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.631	$25.095	$20.313	$20.229	$20.584	$19.147	$14.130	$14.176	$-
Accumulation unit value at end of period	$29.966	$22.631	$25.095	$20.313	$20.229	$20.584	$19.147	$14.130	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.432	$24.899	$20.174	$20.111	$20.485	$19.073	$14.090	$12.375	$12.375
Accumulation unit value at end of period	$29.672	$22.432	$24.899	$20.174	$20.111	$20.485	$19.073	$14.090	$12.375
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	2	1	-
APP I-177

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.039	$24.512	$19.900	$19.877	$20.287	$18.927	$14.010	$12.329	$12.329
Accumulation unit value at end of period	$29.094	$22.039	$24.512	$19.900	$19.877	$20.287	$18.927	$14.010	$12.329
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	3	2	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.652	$24.131	$19.629	$19.646	$20.092	$18.782	$13.931	$12.284	$13.798
Accumulation unit value at end of period	$28.526	$21.652	$24.131	$19.629	$19.646	$20.092	$18.782	$13.931	$12.284
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	1	1	1	3	1
Nuveen NWQ International Value
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.720	$11.896	$9.878	$9.685	$9.449	$10.330	$8.493	$8.283	$-
Accumulation unit value at end of period	$11.485	$9.720	$11.896	$9.878	$9.685	$9.449	$10.330	$8.493	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.344	$11.494	$9.592	$9.451	$9.267	$10.182	$8.853	$-	$-
Accumulation unit value at end of period	$10.986	$9.344	$11.494	$9.592	$9.451	$9.267	$10.182	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	0	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$9.234	$11.376	$9.508	$9.382	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.840	$9.234	$11.376	$9.508	$9.382	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.162	$11.298	$9.452	$9.336	$9.177	$10.109	$8.374	$8.993	$-
Accumulation unit value at end of period	$10.744	$9.162	$11.298	$9.452	$9.336	$9.177	$10.109	$8.374	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.090	$11.220	$9.396	$9.291	$9.142	$10.080	$8.358	$8.197	$-
Accumulation unit value at end of period	$10.649	$9.090	$11.220	$9.396	$9.291	$9.142	$10.080	$8.358	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-178

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$8.947	$11.067	$9.286	$9.200	$9.071	$10.022	$8.327	$8.177	$-
Accumulation unit value at end of period	$10.462	$8.947	$11.067	$9.286	$9.200	$9.071	$10.022	$8.327	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	3	3	1	1	2	3	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.807	$10.915	$9.178	$9.111	$9.001	$9.964	$8.295	$8.157	$-
Accumulation unit value at end of period	$10.277	$8.807	$10.915	$9.178	$9.111	$9.001	$9.964	$8.295	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	-
Nuveen Santa Barbara Dividend Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.850	$17.619	$14.717	$13.191	$13.630	$12.074	$10.000	$-	$-
Accumulation unit value at end of period	$22.167	$16.850	$17.619	$14.717	$13.191	$13.630	$12.074	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.356	$17.188	$14.430	$12.998	$13.498	$12.016	$10.607	$-	$-
Accumulation unit value at end of period	$21.410	$16.356	$17.188	$14.430	$12.998	$13.498	$12.016	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.210	$17.061	$14.344	$12.941	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.188	$16.210	$17.061	$14.344	$12.941	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.114	$16.977	$14.288	$12.902	$13.432	$11.988	$10.000	$-	$-
Accumulation unit value at end of period	$21.041	$16.114	$16.977	$14.288	$12.902	$13.432	$11.988	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.018	$16.893	$14.232	$12.864	$13.406	$11.976	$10.000	$-	$-
Accumulation unit value at end of period	$20.895	$16.018	$16.893	$14.232	$12.864	$13.406	$11.976	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	2	1	1	-	0	-	-

APP I-179

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.829	$16.727	$14.120	$12.789	$13.354	$11.953	$10.000	$-	$-
Accumulation unit value at end of period	$20.607	$15.829	$16.727	$14.120	$12.789	$13.354	$11.953	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.641	$16.562	$14.008	$12.713	$13.301	$11.931	$10.000	$-	$-
Accumulation unit value at end of period	$20.322	$15.641	$16.562	$14.008	$12.713	$13.301	$11.931	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Nuveen Small Cap Select Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.080	$24.865	$22.657	$18.676	$19.073	$18.089	$13.712	$12.234	$11.807
Accumulation unit value at end of period	$28.405	$22.080	$24.865	$22.657	$18.676	$19.073	$18.089	$13.712	$12.234
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.125	$23.909	$21.895	$18.138	$18.616	$17.744	$14.573	$-	$-
Accumulation unit value at end of period	$27.040	$21.125	$23.909	$21.895	$18.138	$18.616	$17.744	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.847	$23.630	$21.671	$17.980	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.644	$20.847	$23.630	$21.671	$17.980	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	1	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.663	$23.445	$21.524	$17.875	$18.392	$17.575	$13.422	$13.313	$-
Accumulation unit value at end of period	$26.383	$20.663	$23.445	$21.524	$17.875	$18.392	$17.575	$13.422	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.481	$23.262	$21.377	$17.771	$18.303	$17.507	$13.384	$12.044	$12.044
Accumulation unit value at end of period	$26.124	$20.481	$23.262	$21.377	$17.771	$18.303	$17.507	$13.384	$12.044
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-180

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.122	$22.901	$21.086	$17.564	$18.127	$17.373	$13.308	$11.999	$11.999
Accumulation unit value at end of period	$25.615	$20.122	$22.901	$21.086	$17.564	$18.127	$17.373	$13.308	$11.999
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.769	$22.544	$20.800	$17.360	$17.952	$17.240	$13.232	$11.955	$12.435
Accumulation unit value at end of period	$25.115	$19.769	$22.544	$20.800	$17.360	$17.952	$17.240	$13.232	$11.955
Number of accumulation units outstanding at end of period (in thousands)	1	2	0	1	-	-	0	2	1
PGIM Jennison 20/20 Focus Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.032	$39.036	$30.838	$29.893	$28.609	$26.914	$20.893	$18.495	$19.007
Accumulation unit value at end of period	$47.608	$37.032	$39.036	$30.838	$29.893	$28.609	$26.914	$20.893	$18.495
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	11	14	15	4
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$35.257	$37.353	$29.655	$28.890	$27.788	$26.273	$22.631	$-	$-
Accumulation unit value at end of period	$45.101	$35.257	$37.353	$29.655	$28.890	$27.788	$26.273	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	5	6	6	2	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$34.742	$36.862	$29.309	$28.596	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$44.374	$34.742	$36.862	$29.309	$28.596	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$34.402	$36.538	$29.081	$28.402	$27.387	$25.958	$20.303	$20.554	$-
Accumulation unit value at end of period	$43.897	$34.402	$36.538	$29.081	$28.402	$27.387	$25.958	$20.303	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	4	4	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.066	$36.218	$28.855	$28.209	$27.228	$25.833	$20.225	$18.056	$18.056
Accumulation unit value at end of period	$43.424	$34.066	$36.218	$28.855	$28.209	$27.228	$25.833	$20.225	$18.056
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-181

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$33.403	$35.585	$28.407	$27.827	$26.912	$25.585	$20.071	$17.955	$17.955
Accumulation unit value at end of period	$42.495	$33.403	$35.585	$28.407	$27.827	$26.912	$25.585	$20.071	$17.955
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	1	2	1	1	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.754	$34.963	$27.966	$27.449	$26.601	$25.340	$19.918	$17.854	$19.831
Accumulation unit value at end of period	$41.585	$32.754	$34.963	$27.966	$27.449	$26.601	$25.340	$19.918	$17.854
Number of accumulation units outstanding at end of period (in thousands)	1	4	5	6	5	5	5	6	7
PGIM Jennison Mid-Cap Growth Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.267	$39.615	$32.398	$31.202	$32.072	$29.381	$23.013	$19.858	$20.144
Accumulation unit value at end of period	$49.743	$36.267	$39.615	$32.398	$31.202	$32.072	$29.381	$23.013	$19.858
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	4	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$34.529	$37.907	$31.156	$30.156	$31.152	$28.682	$24.691	$-	$-
Accumulation unit value at end of period	$47.123	$34.529	$37.907	$31.156	$30.156	$31.152	$28.682	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	7	7	9	8	11	42	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$34.024	$37.409	$30.792	$29.849	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$46.364	$34.024	$37.409	$30.792	$29.849	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	1	1	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$33.691	$37.080	$30.553	$29.646	$30.702	$28.338	$22.363	$21.808	$-
Accumulation unit value at end of period	$45.865	$33.691	$37.080	$30.553	$29.646	$30.702	$28.338	$22.363	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	4	3	4	4	9	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$33.362	$36.755	$30.315	$29.444	$30.523	$28.202	$22.277	$19.387	$19.387
Accumulation unit value at end of period	$45.372	$33.362	$36.755	$30.315	$29.444	$30.523	$28.202	$22.277	$19.387
Number of accumulation units outstanding at end of period (in thousands)	-	0	2	2	2	2	2	1	1

APP I-182

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$32.713	$36.113	$29.844	$29.045	$30.170	$27.931	$22.108	$19.278	$19.278
Accumulation unit value at end of period	$44.400	$32.713	$36.113	$29.844	$29.045	$30.170	$27.931	$22.108	$19.278
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	1	1	1	1	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.077	$35.481	$29.381	$28.652	$29.821	$27.663	$21.939	$19.170	$20.010
Accumulation unit value at end of period	$43.450	$32.077	$35.481	$29.381	$28.652	$29.821	$27.663	$21.939	$19.170
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	5	5	5	5	4	3
PGIM Jennison Natural Resources Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$5.864	$8.126	$7.742	$5.768	$8.171	$10.206	$9.299	$10.000	$-
Accumulation unit value at end of period	$6.832	$5.864	$8.126	$7.742	$5.768	$8.171	$10.206	$9.299	$-
Number of accumulation units outstanding at end of period (in thousands)	47	71	75	83	87	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$5.663	$7.887	$7.552	$5.655	$8.050	$10.106	$9.192	$-	$-
Accumulation unit value at end of period	$6.565	$5.663	$7.887	$7.552	$5.655	$8.050	$10.106	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	1	1	1	-	0	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$5.604	$7.817	$7.496	$5.621	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$6.487	$5.604	$7.817	$7.496	$5.621	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$5.565	$7.770	$7.459	$5.599	$7.991	$10.057	$9.232	$10.000	$-
Accumulation unit value at end of period	$6.435	$5.565	$7.770	$7.459	$5.599	$7.991	$10.057	$9.232	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$5.526	$7.724	$7.422	$5.577	$7.967	$10.037	$9.223	$10.000	$-
Accumulation unit value at end of period	$6.384	$5.526	$7.724	$7.422	$5.577	$7.967	$10.037	$9.223	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	1	2	1	1	-	-	-

APP I-183

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$5.450	$7.633	$7.348	$5.533	$7.920	$9.998	$9.205	$10.000	$-
Accumulation unit value at end of period	$6.283	$5.450	$7.633	$7.348	$5.533	$7.920	$9.998	$9.205	$-
Number of accumulation units outstanding at end of period (in thousands)	8	-	-	-	1	-	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$10.000	$-
Accumulation unit value at end of period	$6.184	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$-
Number of accumulation units outstanding at end of period (in thousands)	1	9	9	7	2	1	0	-	-
PIMCO Real Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.087	$15.452	$14.928	$14.268	$14.731	$14.301	$15.787	$14.506	$14.438
Accumulation unit value at end of period	$16.309	$15.087	$15.452	$14.928	$14.268	$14.731	$14.301	$15.787	$14.506
Number of accumulation units outstanding at end of period (in thousands)	89	92	106	66	154	147	146	57	50
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.625	$16.084	$15.616	$15.000	$15.564	$15.186	$16.957	$-	$-
Accumulation unit value at end of period	$16.806	$15.625	$16.084	$15.616	$15.000	$15.564	$15.186	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	95	171	173	201	204	196	172	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.286	$15.758	$15.323	$14.741	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.417	$15.286	$15.758	$15.323	$14.741	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	26	48	72	90	76	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.753	$14.192	$13.813	$13.302	$13.837	$13.534	$15.053	$14.208	$-
Accumulation unit value at end of period	$14.755	$13.753	$14.192	$13.813	$13.302	$13.837	$13.534	$15.053	$-
Number of accumulation units outstanding at end of period (in thousands)	42	49	36	70	65	69	66	78	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.846	$15.335	$14.941	$14.402	$14.996	$14.683	$16.347	$15.149	$15.149
Accumulation unit value at end of period	$15.912	$14.846	$15.335	$14.941	$14.402	$14.996	$14.683	$16.347	$15.149
Number of accumulation units outstanding at end of period (in thousands)	33	32	27	33	47	39	55	56	56

APP I-184

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.282	$13.747	$13.421	$12.963	$13.525	$13.269	$14.802	$13.745	$13.745
Accumulation unit value at end of period	$14.207	$13.282	$13.747	$13.421	$12.963	$13.525	$13.269	$14.802	$13.745
Number of accumulation units outstanding at end of period (in thousands)	47	50	91	82	79	89	87	62	37
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.002	$14.522	$14.205	$13.748	$14.372	$14.128	$15.792	$14.694	$14.433
Accumulation unit value at end of period	$14.948	$14.002	$14.522	$14.205	$13.748	$14.372	$14.128	$15.792	$14.694
Number of accumulation units outstanding at end of period (in thousands)	73	74	98	111	117	140	131	143	127
PIMCO Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.150	$17.253	$16.472	$16.116	$16.062	$15.402	$15.765	$14.339	$14.099
Accumulation unit value at end of period	$18.506	$17.150	$17.253	$16.472	$16.116	$16.062	$15.402	$15.765	$14.339
Number of accumulation units outstanding at end of period (in thousands)	58	73	102	159	271	373	347	361	233
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.183	$16.362	$15.700	$15.438	$15.463	$14.901	$15.558	$-	$-
Accumulation unit value at end of period	$17.376	$16.183	$16.362	$15.700	$15.438	$15.463	$14.901	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	135	182	177	237	253	326	364	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.546	$16.754	$16.100	$15.855	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.739	$16.546	$16.754	$16.100	$15.855	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	48	82	93	81	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.720	$15.934	$15.328	$15.109	$15.171	$14.657	$15.116	$14.207	$-
Accumulation unit value at end of period	$16.837	$15.720	$15.934	$15.328	$15.109	$15.171	$14.657	$15.116	$-
Number of accumulation units outstanding at end of period (in thousands)	127	166	162	150	178	180	207	276	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.136	$16.372	$15.764	$15.555	$15.635	$15.120	$15.609	$14.318	$14.318
Accumulation unit value at end of period	$17.264	$16.136	$16.372	$15.764	$15.555	$15.635	$15.120	$15.609	$14.318
Number of accumulation units outstanding at end of period (in thousands)	77	74	76	81	86	87	70	67	72

APP I-185

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.182	$15.435	$14.892	$14.724	$14.829	$14.370	$14.864	$13.662	$13.662
Accumulation unit value at end of period	$16.212	$15.182	$15.435	$14.892	$14.724	$14.829	$14.370	$14.864	$13.662
Number of accumulation units outstanding at end of period (in thousands)	94	107	159	172	162	192	243	191	161
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.346	$15.633	$15.113	$14.972	$15.109	$14.671	$15.205	$14.004	$14.117
Accumulation unit value at end of period	$16.354	$15.346	$15.633	$15.113	$14.972	$15.109	$14.671	$15.205	$14.004
Number of accumulation units outstanding at end of period (in thousands)	183	204	221	284	263	284	311	380	316
PIMCO Total Return ESG Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.717	$11.839	$11.361	$11.062	$11.047	$10.594	$10.845	$10.000	$-
Accumulation unit value at end of period	$12.735	$11.717	$11.839	$11.361	$11.062	$11.047	$10.594	$10.845	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.316	$11.491	$11.083	$10.845	$10.884	$10.490	$10.931	$-	$-
Accumulation unit value at end of period	$12.238	$11.316	$11.491	$11.083	$10.845	$10.884	$10.490	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.199	$11.389	$11.001	$10.781	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.092	$11.199	$11.389	$11.001	$10.781	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	1	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.121	$11.321	$10.946	$10.738	$10.804	$10.439	$10.767	$10.000	$-
Accumulation unit value at end of period	$11.996	$11.121	$11.321	$10.946	$10.738	$10.804	$10.439	$10.767	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.044	$11.254	$10.892	$10.696	$10.772	$10.418	$10.756	$10.000	$-
Accumulation unit value at end of period	$11.901	$11.044	$11.254	$10.892	$10.696	$10.772	$10.418	$10.756	$-
Number of accumulation units outstanding at end of period (in thousands)	12	11	11	18	10	10	11	19	-
APP I-186

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.891	$11.120	$10.784	$10.611	$10.708	$10.377	$10.735	$10.000	$-
Accumulation unit value at end of period	$11.713	$10.891	$11.120	$10.784	$10.611	$10.708	$10.377	$10.735	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	5	3	3	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$10.000	$-
Accumulation unit value at end of period	$11.528	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	1	1	0	0	-
Pioneer Disciplined Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.214	$22.185	$18.268	$16.030	$17.012	$15.523	$11.896	$10.689	$10.564
Accumulation unit value at end of period	$24.888	$19.214	$22.185	$18.268	$16.030	$17.012	$15.523	$11.896	$10.689
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.382	$21.332	$17.654	$15.568	$16.605	$15.227	$13.113	$-	$-
Accumulation unit value at end of period	$23.693	$18.382	$21.332	$17.654	$15.568	$16.605	$15.227	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.140	$21.083	$17.473	$15.432	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.346	$18.140	$21.083	$17.473	$15.432	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.980	$20.918	$17.354	$15.342	$16.405	$15.082	$11.645	$11.394	$-
Accumulation unit value at end of period	$23.117	$17.980	$20.918	$17.354	$15.342	$16.405	$15.082	$11.645	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.822	$20.755	$17.236	$15.253	$16.325	$15.024	$11.611	$10.522	$10.522
Accumulation unit value at end of period	$22.890	$17.822	$20.755	$17.236	$15.253	$16.325	$15.024	$11.611	$10.522
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-187

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.509	$20.432	$17.001	$15.075	$16.168	$14.909	$11.545	$10.483	$10.483
Accumulation unit value at end of period	$22.444	$17.509	$20.432	$17.001	$15.075	$16.168	$14.909	$11.545	$10.483
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	3	3	3	5	2	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.202	$20.114	$16.770	$14.900	$16.012	$14.795	$11.480	$10.445	$11.142
Accumulation unit value at end of period	$22.006	$17.202	$20.114	$16.770	$14.900	$16.012	$14.795	$11.480	$10.445
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	3	3	3	3	5	4
Pioneer Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.311	$18.636	$15.333	$13.991	$14.051	$12.674	$9.525	$8.667	$8.693
Accumulation unit value at end of period	$23.988	$18.311	$18.636	$15.333	$13.991	$14.051	$12.674	$9.525	$8.667
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.278	$17.674	$14.614	$13.401	$13.527	$12.262	$10.458	$-	$-
Accumulation unit value at end of period	$22.522	$17.278	$17.674	$14.614	$13.401	$13.527	$12.262	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	3	3	3	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.243	$21.762	$18.022	$16.551	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.649	$21.243	$21.762	$18.022	$16.551	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.784	$17.211	$14.267	$13.116	$13.272	$12.061	$9.133	$9.069	$-
Accumulation unit value at end of period	$21.823	$16.784	$17.211	$14.267	$13.116	$13.272	$12.061	$9.133	$-
Number of accumulation units outstanding at end of period (in thousands)	7	8	8	8	8	10	11	11	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.716	$21.265	$17.646	$16.237	$16.447	$14.961	$11.340	$10.406	$10.406
Accumulation unit value at end of period	$26.909	$20.716	$21.265	$17.646	$16.237	$16.447	$14.961	$11.340	$10.406
Number of accumulation units outstanding at end of period (in thousands)	5	5	-	-	-	-	-	4	5

APP I-188

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.210	$16.672	$13.862	$12.781	$12.972	$11.824	$8.980	$8.257	$8.257
Accumulation unit value at end of period	$21.013	$16.210	$16.672	$13.862	$12.781	$12.972	$11.824	$8.980	$8.257
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	0	16	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.702	$20.305	$16.917	$15.629	$15.894	$14.516	$11.047	$10.177	$10.819
Accumulation unit value at end of period	$25.490	$19.702	$20.305	$16.917	$15.629	$15.894	$14.516	$11.047	$10.177
Number of accumulation units outstanding at end of period (in thousands)	15	22	31	28	26	26	25	34	30
Pioneer Fundamental Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.487	$19.609	$15.992	$15.435	$14.507	$12.731	$10.000	$-	$-
Accumulation unit value at end of period	$26.082	$19.487	$19.609	$15.992	$15.435	$14.507	$12.731	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.916	$19.130	$15.679	$15.209	$14.366	$12.670	$10.714	$-	$-
Accumulation unit value at end of period	$25.191	$18.916	$19.130	$15.679	$15.209	$14.366	$12.670	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.747	$18.988	$15.586	$15.142	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.930	$18.747	$18.988	$15.586	$15.142	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.636	$18.895	$15.525	$15.097	$14.296	$12.640	$10.000	$-	$-
Accumulation unit value at end of period	$24.757	$18.636	$18.895	$15.525	$15.097	$14.296	$12.640	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.526	$18.801	$15.464	$15.053	$14.268	$12.628	$10.000	$-	$-
Accumulation unit value at end of period	$24.585	$18.526	$18.801	$15.464	$15.053	$14.268	$12.628	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-189

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.306	$18.616	$15.342	$14.964	$14.213	$12.604	$10.000	$-	$-
Accumulation unit value at end of period	$24.246	$18.306	$18.616	$15.342	$14.964	$14.213	$12.604	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.090	$18.433	$15.222	$14.876	$14.157	$12.580	$10.000	$-	$-
Accumulation unit value at end of period	$23.911	$18.090	$18.433	$15.222	$14.876	$14.157	$12.580	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	1	-	-
Pioneer Mid Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.096	$17.512	$15.518	$13.366	$14.284	$12.449	$9.365	$8.449	$8.461
Accumulation unit value at end of period	$18.048	$14.096	$17.512	$15.518	$13.366	$14.284	$12.449	$9.365	$8.449
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.301	$16.608	$14.790	$12.802	$13.750	$12.044	$10.075	$-	$-
Accumulation unit value at end of period	$16.946	$13.301	$16.608	$14.790	$12.802	$13.750	$12.044	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	16	16	18	15	26	27	18	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.559	$20.708	$18.468	$16.010	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.065	$16.559	$20.708	$18.468	$16.010	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	3	2	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.920	$16.174	$14.439	$12.530	$13.491	$11.847	$8.979	$9.023	$-
Accumulation unit value at end of period	$16.420	$12.920	$16.174	$14.439	$12.530	$13.491	$11.847	$8.979	$-
Number of accumulation units outstanding at end of period (in thousands)	11	11	12	11	13	14	17	14	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.148	$20.234	$18.082	$15.707	$16.929	$14.881	$11.289	$10.273	$10.273
Accumulation unit value at end of period	$20.501	$16.148	$20.234	$18.082	$15.707	$16.929	$14.881	$11.289	$10.273
Number of accumulation units outstanding at end of period (in thousands)	1	1	5	4	4	7	3	5	9

APP I-190

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.478	$15.667	$14.028	$12.210	$13.187	$11.614	$8.829	$8.050	$8.050
Accumulation unit value at end of period	$15.810	$12.478	$15.667	$14.028	$12.210	$13.187	$11.614	$8.829	$8.050
Number of accumulation units outstanding at end of period (in thousands)	16	16	19	22	23	19	13	19	31
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.356	$19.320	$17.334	$15.117	$16.359	$14.437	$10.997	$10.047	$10.927
Accumulation unit value at end of period	$19.418	$15.356	$19.320	$17.334	$15.117	$16.359	$14.437	$10.997	$10.047
Number of accumulation units outstanding at end of period (in thousands)	10	14	15	17	17	20	31	31	31
Pioneer Strategic Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.879	$18.228	$17.326	$16.095	$16.335	$15.614	$15.383	$13.826	$13.687
Accumulation unit value at end of period	$19.703	$17.879	$18.228	$17.326	$16.095	$16.335	$15.614	$15.383	$13.826
Number of accumulation units outstanding at end of period (in thousands)	103	150	139	120	84	75	99	89	34
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.049	$17.469	$16.687	$15.579	$15.890	$15.266	$15.552	$-	$-
Accumulation unit value at end of period	$18.694	$17.049	$17.469	$16.687	$15.579	$15.890	$15.266	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	48	47	15	15	17	16	14	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.635	$18.097	$17.313	$16.187	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.307	$17.635	$18.097	$17.313	$16.187	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	27	24	21	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.389	$16.835	$16.122	$15.089	$15.429	$14.859	$14.749	$13.866	$-
Accumulation unit value at end of period	$17.925	$16.389	$16.835	$16.122	$15.089	$15.429	$14.859	$14.749	$-
Number of accumulation units outstanding at end of period (in thousands)	6	10	7	15	16	26	18	13	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.197	$17.683	$16.951	$15.880	$16.255	$15.670	$15.570	$14.114	$14.114
Accumulation unit value at end of period	$18.791	$17.197	$17.683	$16.951	$15.880	$16.255	$15.670	$15.570	$14.114
Number of accumulation units outstanding at end of period (in thousands)	10	4	9	8	8	9	10	15	26

APP I-191

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.828	$16.308	$15.664	$14.704	$15.081	$14.568	$14.503	$13.174	$13.174
Accumulation unit value at end of period	$17.260	$15.828	$16.308	$15.664	$14.704	$15.081	$14.568	$14.503	$13.174
Number of accumulation units outstanding at end of period (in thousands)	21	22	23	21	21	20	23	15	4
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.354	$16.884	$16.250	$15.285	$15.707	$15.203	$15.167	$13.803	$14.023
Accumulation unit value at end of period	$17.798	$16.354	$16.884	$16.250	$15.285	$15.707	$15.203	$15.167	$13.803
Number of accumulation units outstanding at end of period (in thousands)	30	29	32	40	35	30	31	36	32
Putnam Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.839	$21.644	$18.236	$16.060	$16.588	$14.752	$11.207	$9.417	$9.304
Accumulation unit value at end of period	$25.777	$19.839	$21.644	$18.236	$16.060	$16.588	$14.752	$11.207	$9.417
Number of accumulation units outstanding at end of period (in thousands)	3	6	7	7	8	7	5	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.720	$20.527	$17.381	$15.383	$15.968	$14.272	$12.334	$-	$-
Accumulation unit value at end of period	$24.202	$18.720	$20.527	$17.381	$15.383	$15.968	$14.272	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	3	-	1	1	23	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.293	$25.579	$21.692	$19.227	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.069	$23.293	$25.579	$21.692	$19.227	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	2	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.185	$19.990	$16.969	$15.055	$15.668	$14.038	$10.746	$10.048	$-
Accumulation unit value at end of period	$23.451	$18.185	$19.990	$16.969	$15.055	$15.668	$14.038	$10.746	$-
Number of accumulation units outstanding at end of period (in thousands)	15	16	16	4	4	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.715	$24.995	$21.238	$18.862	$19.649	$17.623	$13.503	$11.443	$11.443
Accumulation unit value at end of period	$29.264	$22.715	$24.995	$21.238	$18.862	$19.649	$17.623	$13.503	$11.443
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	3	3	-	0	0	0

APP I-192

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.562	$19.364	$16.486	$14.671	$15.314	$13.763	$10.566	$8.972	$8.972
Accumulation unit value at end of period	$22.581	$17.562	$19.364	$16.486	$14.671	$15.314	$13.763	$10.566	$8.972
Number of accumulation units outstanding at end of period (in thousands)	5	7	5	15	14	11	9	4	3
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.601	$23.865	$20.360	$18.154	$18.987	$17.098	$13.153	$11.191	$11.407
Accumulation unit value at end of period	$27.719	$21.601	$23.865	$20.360	$18.154	$18.987	$17.098	$13.153	$11.191
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	6	6	8	6	7	5
Putnam High Yield Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.412	$19.128	$17.918	$15.525	$16.416	$16.104	$15.078	$13.099	$12.757
Accumulation unit value at end of period	$20.991	$18.412	$19.128	$17.918	$15.525	$16.416	$16.104	$15.078	$13.099
Number of accumulation units outstanding at end of period (in thousands)	-	5	7	6	11	11	12	11	13
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.382	$18.150	$17.086	$14.879	$15.811	$15.588	$15.278	$-	$-
Accumulation unit value at end of period	$19.719	$17.382	$18.150	$17.086	$14.879	$15.811	$15.588	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	34	44	28	38	47	29	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.061	$19.932	$18.793	$16.389	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.591	$19.061	$19.932	$18.793	$16.389	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	13	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.889	$17.679	$16.685	$14.566	$15.517	$15.337	$14.468	$13.359	$-
Accumulation unit value at end of period	$19.112	$16.889	$17.679	$16.685	$14.566	$15.517	$15.337	$14.468	$-
Number of accumulation units outstanding at end of period (in thousands)	9	7	8	1	3	2	2	11	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.588	$19.477	$18.400	$16.079	$17.146	$16.964	$16.018	$14.035	$14.035
Accumulation unit value at end of period	$21.013	$18.588	$19.477	$18.400	$16.079	$17.146	$16.964	$16.018	$14.035
Number of accumulation units outstanding at end of period (in thousands)	4	4	1	1	1	-	-	11	4

APP I-193

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.316	$17.131	$16.216	$14.199	$15.171	$15.040	$14.230	$12.493	$12.493
Accumulation unit value at end of period	$18.408	$16.316	$17.131	$16.216	$14.199	$15.171	$15.040	$14.230	$12.493
Number of accumulation units outstanding at end of period (in thousands)	3	2	5	11	14	11	11	9	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.677	$18.597	$17.639	$15.475	$16.569	$16.458	$15.603	$13.726	$14.092
Accumulation unit value at end of period	$19.904	$17.677	$18.597	$17.639	$15.475	$16.569	$16.458	$15.603	$13.726
Number of accumulation units outstanding at end of period (in thousands)	13	14	14	14	13	13	9	10	6
Putnam International Capital Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.553	$12.642	$9.398	$9.677	$9.461	$10.929	$8.829	$7.226	$7.566
Accumulation unit value at end of period	$13.282	$10.553	$12.642	$9.398	$9.677	$9.461	$10.929	$8.829	$7.226
Number of accumulation units outstanding at end of period (in thousands)	-	0	2	3	4	4	3	3	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.959	$11.989	$8.957	$9.269	$9.107	$10.573	$9.406	$-	$-
Accumulation unit value at end of period	$12.470	$9.959	$11.989	$8.957	$9.269	$9.107	$10.573	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	4	3	17	12	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$9.787	$11.800	$8.829	$9.150	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.236	$9.787	$11.800	$8.829	$9.150	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.674	$11.676	$8.744	$9.071	$8.936	$10.400	$8.465	$8.253	$-
Accumulation unit value at end of period	$12.083	$9.674	$11.676	$8.744	$9.071	$8.936	$10.400	$8.465	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	1	4	4	4	5	14	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.562	$11.553	$8.661	$8.994	$8.868	$10.331	$8.418	$6.948	$6.948
Accumulation unit value at end of period	$11.932	$9.562	$11.553	$8.661	$8.994	$8.868	$10.331	$8.418	$6.948
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	3	6	3	3	0	0

APP I-194

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.342	$11.310	$8.496	$8.840	$8.734	$10.196	$8.324	$6.884	$6.884
Accumulation unit value at end of period	$11.634	$9.342	$11.310	$8.496	$8.840	$8.734	$10.196	$8.324	$6.884
Number of accumulation units outstanding at end of period (in thousands)	1	1	3	3	3	4	5	4	3
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.128	$11.073	$8.334	$8.689	$8.602	$10.062	$8.231	$6.821	$8.843
Accumulation unit value at end of period	$11.345	$9.128	$11.073	$8.334	$8.689	$8.602	$10.062	$8.231	$6.821
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	6	7	7	7	5	4
Royce Small-Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.219	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.897	$9.219	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.186	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.804	$9.185	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$9.176	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.776	$9.176	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.169	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.758	$9.169	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.162	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.739	$9.162	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	3	-	-	-	-	-	-	-
APP I-195

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.149	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.702	$9.149	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	8	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.136	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.665	$9.136	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	9	-	-	-	-	-	-	-
Royce Total Return Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$8.818	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.772	$8.818	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	9	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$8.812	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.754	$8.812	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	-	-	-	-	-	-	-

APP I-196

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$8.799	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.717	$8.799	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	6	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$8.787	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.680	$8.786	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	22	-	-	-	-	-	-	-
T. Rowe Price Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.040	$17.790	$15.400	$12.981	$13.986	$13.082	$10.136	$8.691	$8.532
Accumulation unit value at end of period	$20.194	$16.040	$17.790	$15.400	$12.981	$13.986	$13.082	$10.136	$8.691
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.133	$16.869	$14.675	$12.432	$13.462	$12.655	$11.092	$-	$-
Accumulation unit value at end of period	$18.957	$15.133	$16.869	$14.675	$12.432	$13.462	$12.655	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	20	23	22	22	30	58	24	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.871	$16.602	$14.464	$12.272	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.601	$14.871	$16.602	$14.464	$12.272	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.405	$16.099	$14.040	$11.924	$12.944	$12.198	$9.522	$8.953	$-
Accumulation unit value at end of period	$18.001	$14.405	$16.099	$14.040	$11.924	$12.944	$12.198	$9.522	$-
Number of accumulation units outstanding at end of period (in thousands)	21	20	20	22	26	19	46	47	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.528	$16.252	$14.188	$12.062	$13.106	$12.364	$9.661	$8.355	$8.355
Accumulation unit value at end of period	$18.136	$14.528	$16.252	$14.188	$12.062	$13.106	$12.364	$9.661	$8.355
Number of accumulation units outstanding at end of period (in thousands)	6	3	3	4	4	1	1	0	-

APP I-197

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.912	$15.595	$13.641	$11.620	$12.652	$11.959	$9.363	$8.114	$8.114
Accumulation unit value at end of period	$17.333	$13.912	$15.595	$13.641	$11.620	$12.652	$11.959	$9.363	$8.114
Number of accumulation units outstanding at end of period (in thousands)	9	11	17	16	16	22	19	28	23
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.867	$15.575	$13.651	$11.652	$12.712	$12.040	$9.445	$8.201	$8.418
Accumulation unit value at end of period	$17.242	$13.867	$15.575	$13.651	$11.652	$12.712	$12.040	$9.445	$8.201
Number of accumulation units outstanding at end of period (in thousands)	18	16	15	27	32	29	28	34	31
T. Rowe Price Growth Stock Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.073	$25.467	$19.152	$18.983	$17.210	$15.895	$11.476	$9.698	$9.795
Accumulation unit value at end of period	$32.626	$25.073	$25.467	$19.152	$18.983	$17.210	$15.895	$11.476	$9.698
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.656	$24.148	$18.251	$18.180	$16.565	$15.376	$12.175	$-	$-
Accumulation unit value at end of period	$30.628	$23.656	$24.148	$18.251	$18.180	$16.565	$15.376	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	44	89	93	101	102	108	89	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.246	$23.766	$17.989	$17.946	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.053	$23.246	$23.766	$17.989	$17.946	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	36	44	36	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.516	$23.042	$17.458	$17.434	$15.925	$14.819	$10.780	$10.508	$-
Accumulation unit value at end of period	$29.079	$22.516	$23.042	$17.458	$17.434	$15.925	$14.819	$10.780	$-
Number of accumulation units outstanding at end of period (in thousands)	28	31	31	60	61	87	50	77	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.711	$23.266	$17.645	$17.638	$16.127	$15.022	$10.939	$9.323	$9.323
Accumulation unit value at end of period	$29.302	$22.711	$23.266	$17.645	$17.638	$16.127	$15.022	$10.939	$9.323
Number of accumulation units outstanding at end of period (in thousands)	17	15	16	32	34	34	42	21	7

APP I-198

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.745	$22.321	$16.962	$16.990	$15.566	$14.528	$10.600	$9.052	$9.052
Accumulation unit value at end of period	$28.000	$21.745	$22.321	$16.962	$16.990	$15.566	$14.528	$10.600	$9.052
Number of accumulation units outstanding at end of period (in thousands)	32	37	64	65	46	48	57	40	21
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.678	$22.296	$16.978	$17.039	$15.642	$14.628	$10.695	$9.151	$9.794
Accumulation unit value at end of period	$27.857	$21.678	$22.296	$16.978	$17.039	$15.642	$14.628	$10.695	$9.151
Number of accumulation units outstanding at end of period (in thousands)	68	72	79	112	103	94	88	95	84
Templeton Foreign Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.028	$27.092	$23.140	$20.729	$22.311	$25.013	$19.669	$16.590	$17.127
Accumulation unit value at end of period	$25.898	$23.028	$27.092	$23.140	$20.729	$22.311	$25.013	$19.669	$16.590
Number of accumulation units outstanding at end of period (in thousands)	158	193	234	283	381	13	13	15	16
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.582	$25.519	$21.906	$19.721	$21.333	$24.036	$20.041	$-	$-
Accumulation unit value at end of period	$24.151	$21.582	$25.519	$21.906	$19.721	$21.333	$24.036	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	10	14	14	18	15	54	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.043	$24.918	$21.422	$19.315	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.512	$21.043	$24.918	$21.422	$19.315	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	17	13	12	14	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.454	$12.392	$10.664	$9.625	$10.437	$11.789	$9.340	$8.999	$-
Accumulation unit value at end of period	$11.669	$10.454	$12.392	$10.664	$9.625	$10.437	$11.789	$9.340	$-
Number of accumulation units outstanding at end of period (in thousands)	10	11	12	7	7	26	3	3	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.768	$24.643	$21.227	$19.177	$20.818	$23.537	$18.666	$15.879	$15.879
Accumulation unit value at end of period	$23.158	$20.768	$24.643	$21.227	$19.177	$20.818	$23.537	$18.666	$15.879
Number of accumulation units outstanding at end of period (in thousands)	33	33	38	49	46	42	43	64	57

APP I-199

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.096	$12.004	$10.361	$9.379	$10.201	$11.557	$9.184	$7.828	$7.828
Accumulation unit value at end of period	$11.235	$10.096	$12.004	$10.361	$9.379	$10.201	$11.557	$9.184	$7.828
Number of accumulation units outstanding at end of period (in thousands)	5	5	7	17	15	15	27	21	7
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.016	$22.655	$19.593	$17.772	$19.369	$21.987	$17.507	$14.953	$18.134
Accumulation unit value at end of period	$21.120	$19.016	$22.655	$19.593	$17.772	$19.369	$21.987	$17.507	$14.953
Number of accumulation units outstanding at end of period (in thousands)	14	16	16	22	24	26	31	28	29
Templeton Global Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.558	$18.325	$17.904	$16.855	$17.605	$17.331	$16.955	$14.641	$14.630
Accumulation unit value at end of period	$18.675	$18.558	$18.325	$17.904	$16.855	$17.605	$17.331	$16.955	$14.641
Number of accumulation units outstanding at end of period (in thousands)	133	153	159	123	134	5	33	37	29
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.520	$17.388	$17.073	$16.153	$16.956	$16.776	$17.012	$-	$-
Accumulation unit value at end of period	$17.543	$17.520	$17.388	$17.073	$16.153	$16.956	$16.776	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	47	51	43	42	39	61	38	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.272	$19.155	$18.837	$17.848	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.268	$19.272	$19.155	$18.837	$17.848	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	15	16	16	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.023	$16.937	$16.672	$15.813	$16.641	$16.506	$16.269	$15.337	$-
Accumulation unit value at end of period	$17.003	$17.023	$16.937	$16.672	$15.813	$16.641	$16.506	$16.269	$-
Number of accumulation units outstanding at end of period (in thousands)	14	15	22	23	28	27	19	31	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.794	$18.718	$18.443	$17.510	$18.445	$18.314	$18.069	$15.736	$15.736
Accumulation unit value at end of period	$18.752	$18.794	$18.718	$18.443	$17.510	$18.445	$18.314	$18.069	$15.736
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	4	4	8	5	10	23

APP I-200

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.445	$16.412	$16.203	$15.414	$16.270	$16.186	$16.002	$13.964	$13.964
Accumulation unit value at end of period	$16.376	$16.445	$16.412	$16.203	$15.414	$16.270	$16.186	$16.002	$13.964
Number of accumulation units outstanding at end of period (in thousands)	35	34	29	35	36	39	36	20	17
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.872	$17.872	$17.680	$16.853	$17.824	$17.768	$17.601	$15.389	$16.796
Accumulation unit value at end of period	$17.762	$17.872	$17.872	$17.680	$16.853	$17.824	$17.768	$17.601	$15.389
Number of accumulation units outstanding at end of period (in thousands)	44	54	64	84	83	98	99	101	73
Templeton Growth Fund, Inc.
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.553	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$41.974	$36.553	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.526	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.025	$17.526	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	18	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.145	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.561	$17.145	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.379	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.829	$10.379	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	22	21	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.651	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.959	$16.651	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	12	-	-	-	-	-	-	-

APP I-201

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.023	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.390	$10.023	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	14	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.704	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.809	$15.704	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	11	-	-	-	-	-	-	-
The Hartford Balanced Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.986	$17.911	$16.075	$14.455	$14.508	$13.488	$12.045	$11.312	$-
Accumulation unit value at end of period	$20.205	$16.986	$17.911	$16.075	$14.455	$14.508	$13.488	$12.045	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.329	$17.305	$15.609	$14.106	$14.229	$13.295	$12.764	$-	$-
Accumulation unit value at end of period	$19.327	$16.329	$17.305	$15.609	$14.106	$14.229	$13.295	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	16	2	3	5	5	4	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.137	$17.128	$15.472	$14.003	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.071	$16.137	$17.128	$15.472	$14.003	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.011	$17.010	$15.381	$13.934	$14.091	$13.199	$11.875	$11.069	$-
Accumulation unit value at end of period	$18.902	$16.011	$17.010	$15.381	$13.934	$14.091	$13.199	$11.875	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.885	$16.894	$15.291	$13.866	$14.037	$13.161	$11.853	$11.196	$-
Accumulation unit value at end of period	$18.735	$15.885	$16.894	$15.291	$13.866	$14.037	$13.161	$11.853	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	0	1	1	1	0	-	-

APP I-202

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.636	$16.663	$15.112	$13.732	$13.928	$13.085	$11.808	$11.168	$-
Accumulation unit value at end of period	$18.405	$15.636	$16.663	$15.112	$13.732	$13.928	$13.085	$11.808	$-
Number of accumulation units outstanding at end of period (in thousands)	11	17	5	2	2	1	1	2	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.391	$16.435	$14.935	$13.598	$13.820	$13.010	$11.764	$11.141	$-
Accumulation unit value at end of period	$18.081	$15.391	$16.435	$14.935	$13.598	$13.820	$13.010	$11.764	$-
Number of accumulation units outstanding at end of period (in thousands)	8	6	5	3	1	1	0	0	-
The Hartford Capital Appreciation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.015	$19.995	$16.490	$15.840	$15.633	$14.565	$10.276	$8.546	$8.570
Accumulation unit value at end of period	$24.795	$19.015	$19.995	$16.490	$15.840	$15.633	$14.565	$10.276	$8.546
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	37
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.929	$18.948	$15.705	$15.162	$15.038	$14.081	$11.409	$-	$-
Accumulation unit value at end of period	$23.263	$17.929	$18.948	$15.705	$15.162	$15.038	$14.081	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	0	1	13	18	13	13	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.616	$18.645	$15.477	$14.964	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.822	$17.616	$18.645	$15.477	$14.964	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$35.744	$37.871	$31.467	$30.454	$30.281	$28.425	$20.206	$19.517	$-
Accumulation unit value at end of period	$46.262	$35.744	$37.871	$31.467	$30.454	$30.281	$28.425	$20.206	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	3	3	9	12	12	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.206	$18.249	$15.178	$14.704	$14.635	$13.752	$9.785	$8.207	$8.207
Accumulation unit value at end of period	$22.247	$17.206	$18.249	$15.178	$14.704	$14.635	$13.752	$9.785	$8.207
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	3	2	1	0

APP I-203

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.706	$36.883	$30.738	$29.837	$29.757	$28.017	$19.975	$16.788	$16.788
Accumulation unit value at end of period	$44.784	$34.706	$36.883	$30.738	$29.837	$29.757	$28.017	$19.975	$16.788
Number of accumulation units outstanding at end of period (in thousands)	4	5	4	5	5	3	7	2	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.416	$17.480	$14.597	$14.198	$14.188	$13.385	$9.562	$8.052	$9.167
Accumulation unit value at end of period	$21.140	$16.416	$17.480	$14.597	$14.198	$14.188	$13.385	$9.562	$8.052
Number of accumulation units outstanding at end of period (in thousands)	16	16	19	31	40	45	42	43	32
The Hartford Checks and Balances Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.249	$19.981	$17.478	$16.267	$16.321	$15.059	$12.321	$10.851	$10.742
Accumulation unit value at end of period	$23.565	$19.249	$19.981	$17.478	$16.267	$16.321	$15.059	$12.321	$10.851
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.416	$19.213	$16.890	$15.799	$15.930	$14.772	$13.283	$-	$-
Accumulation unit value at end of period	$22.433	$18.416	$19.213	$16.890	$15.799	$15.930	$14.772	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	9	9	8	6	4	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.173	$18.989	$16.717	$15.661	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.105	$18.173	$18.989	$16.717	$15.661	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.013	$18.840	$16.603	$15.569	$15.738	$14.631	$12.060	$11.563	$-
Accumulation unit value at end of period	$21.888	$18.013	$18.840	$16.603	$15.569	$15.738	$14.631	$12.060	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	1	4	4	4	22	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.855	$18.693	$16.490	$15.479	$15.662	$14.575	$12.026	$10.682	$10.682
Accumulation unit value at end of period	$21.674	$17.855	$18.693	$16.490	$15.479	$15.662	$14.575	$12.026	$10.682
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
APP I-204

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.541	$18.402	$16.266	$15.299	$15.511	$14.463	$11.958	$10.643	$10.643
Accumulation unit value at end of period	$21.251	$17.541	$18.402	$16.266	$15.299	$15.511	$14.463	$11.958	$10.643
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	3	3	2	5	1	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.234	$18.116	$16.045	$15.121	$15.362	$14.352	$11.890	$10.603	$11.019
Accumulation unit value at end of period	$20.837	$17.234	$18.116	$16.045	$15.121	$15.362	$14.352	$11.890	$10.603
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	9	9	8	6	7	10
The Hartford Conservative Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.409	$13.917	$12.646	$12.139	$12.564	$12.598	$12.464	$11.391	$11.347
Accumulation unit value at end of period	$15.243	$13.409	$13.917	$12.646	$12.139	$12.564	$12.598	$12.464	$11.391
Number of accumulation units outstanding at end of period (in thousands)	-	0	8	1	1	3	3	3	2
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.644	$13.188	$12.044	$11.618	$12.086	$12.179	$12.311	$-	$-
Accumulation unit value at end of period	$14.301	$12.644	$13.188	$12.044	$11.618	$12.086	$12.179	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	4	12	15	31	16	23	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.423	$12.977	$11.870	$11.467	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.030	$12.423	$12.977	$11.870	$11.467	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	1	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.860	$17.631	$16.142	$15.610	$16.278	$16.445	$16.393	$15.918	$-
Accumulation unit value at end of period	$19.023	$16.860	$17.631	$16.142	$15.610	$16.278	$16.445	$16.393	$-
Number of accumulation units outstanding at end of period (in thousands)	22	23	23	22	21	28	34	61	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.134	$12.701	$11.640	$11.268	$11.762	$11.895	$11.869	$10.939	$10.939
Accumulation unit value at end of period	$13.677	$12.134	$12.701	$11.640	$11.268	$11.762	$11.895	$11.869	$10.939
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	3	2

APP I-205

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.371	$17.171	$15.768	$15.294	$15.997	$16.209	$16.206	$14.967	$14.967
Accumulation unit value at end of period	$18.415	$16.371	$17.171	$15.768	$15.294	$15.997	$16.209	$16.206	$14.967
Number of accumulation units outstanding at end of period (in thousands)	7	8	7	6	8	8	8	7	6
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.577	$12.167	$11.195	$10.880	$11.403	$11.577	$11.599	$10.733	$11.050
Accumulation unit value at end of period	$12.996	$11.577	$12.167	$11.195	$10.880	$11.403	$11.577	$11.599	$10.733
Number of accumulation units outstanding at end of period (in thousands)	7	7	6	5	4	3	3	4	4
The Hartford Dividend and Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.240	$22.491	$19.102	$16.718	$16.968	$15.106	$11.537	$10.212	$10.007
Accumulation unit value at end of period	$27.126	$21.240	$22.491	$19.102	$16.718	$16.968	$15.106	$11.537	$10.212
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.027	$21.314	$18.193	$16.002	$16.322	$14.604	$12.663	$-	$-
Accumulation unit value at end of period	$25.450	$20.027	$21.314	$18.193	$16.002	$16.322	$14.604	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	10	9	2	1	1	9	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.677	$20.973	$17.928	$15.793	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.968	$19.677	$20.973	$17.928	$15.793	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$35.951	$38.356	$32.822	$28.941	$29.594	$26.545	$20.426	$19.631	$-
Accumulation unit value at end of period	$45.572	$35.951	$38.356	$32.822	$28.941	$29.594	$26.545	$20.426	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	28	37	37	38	36	36	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.220	$20.526	$17.582	$15.519	$15.885	$14.263	$10.986	$9.807	$9.807
Accumulation unit value at end of period	$24.339	$19.220	$20.526	$17.582	$15.519	$15.885	$14.263	$10.986	$9.807
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-206

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.907	$37.355	$32.061	$28.355	$29.082	$26.164	$20.193	$18.062	$18.062
Accumulation unit value at end of period	$44.116	$34.907	$37.355	$32.061	$28.355	$29.082	$26.164	$20.193	$18.062
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	3	2	7	10	7	7
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.337	$19.662	$16.909	$14.984	$15.400	$13.882	$10.736	$9.622	$9.783
Accumulation unit value at end of period	$23.128	$18.337	$19.662	$16.909	$14.984	$15.400	$13.882	$10.736	$9.622
Number of accumulation units outstanding at end of period (in thousands)	18	19	19	20	23	20	15	23	9
The Hartford Equity Income Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.449	$26.585	$22.644	$19.718	$19.865	$18.223	$14.098	$12.412	$12.029
Accumulation unit value at end of period	$30.768	$24.449	$26.585	$22.644	$19.718	$19.865	$18.223	$14.098	$12.412
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.392	$25.563	$21.882	$19.150	$19.389	$17.876	$15.701	$-	$-
Accumulation unit value at end of period	$29.291	$23.392	$25.563	$21.882	$19.150	$19.389	$17.876	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	8	8	9	9	8	7	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.083	$25.264	$21.659	$18.982	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.861	$23.083	$25.264	$21.659	$18.982	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.880	$25.067	$21.511	$18.872	$19.156	$17.705	$13.801	$12.963	$-
Accumulation unit value at end of period	$28.579	$22.880	$25.067	$21.511	$18.872	$19.156	$17.705	$13.801	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.679	$24.871	$21.364	$18.762	$19.063	$17.637	$13.761	$12.218	$12.218
Accumulation unit value at end of period	$28.299	$22.679	$24.871	$21.364	$18.762	$19.063	$17.637	$13.761	$12.218
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	-

APP I-207

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.281	$24.484	$21.074	$18.544	$18.880	$17.502	$13.683	$12.173	$12.173
Accumulation unit value at end of period	$27.747	$22.281	$24.484	$21.074	$18.544	$18.880	$17.502	$13.683	$12.173
Number of accumulation units outstanding at end of period (in thousands)	-	0	12	10	10	5	10	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.890	$24.103	$20.787	$18.328	$18.698	$17.368	$13.606	$12.129	$11.713
Accumulation unit value at end of period	$27.206	$21.890	$24.103	$20.787	$18.328	$18.698	$17.368	$13.606	$12.129
Number of accumulation units outstanding at end of period (in thousands)	7	6	6	5	5	4	3	9	6
The Hartford Growth Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.774	$17.034	$14.383	$13.673	$14.187	$13.936	$11.583	$10.033	$10.055
Accumulation unit value at end of period	$19.234	$15.774	$17.034	$14.383	$13.673	$14.187	$13.936	$11.583	$10.033
Number of accumulation units outstanding at end of period (in thousands)	-	0	35	35	36	39	37	37	24
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.874	$16.143	$13.698	$13.087	$13.648	$13.473	$12.108	$-	$-
Accumulation unit value at end of period	$18.046	$14.874	$16.143	$13.698	$13.087	$13.648	$13.473	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	5	19	18	15	14	10	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.614	$15.885	$13.499	$12.916	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.704	$14.614	$15.885	$13.499	$12.916	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	1	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$25.183	$27.401	$23.309	$22.325	$23.339	$23.097	$19.343	$18.532	$-
Accumulation unit value at end of period	$30.477	$25.183	$27.401	$23.309	$22.325	$23.339	$23.097	$19.343	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	9	6	6	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.274	$15.547	$13.239	$12.692	$13.282	$13.158	$11.030	$9.635	$9.635
Accumulation unit value at end of period	$17.258	$14.274	$15.547	$13.239	$12.692	$13.282	$13.158	$11.030	$9.635
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	-	-	-	0	0	0

APP I-208

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.451	$26.685	$22.769	$21.873	$22.935	$22.766	$19.122	$16.738	$16.738
Accumulation unit value at end of period	$29.503	$24.451	$26.685	$22.769	$21.873	$22.935	$22.766	$19.122	$16.738
Number of accumulation units outstanding at end of period (in thousands)	2	2	4	1	3	6	7	6	3
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.618	$14.892	$12.732	$12.255	$12.876	$12.807	$10.779	$9.454	$10.182
Accumulation unit value at end of period	$16.399	$13.618	$14.892	$12.732	$12.255	$12.876	$12.807	$10.779	$9.454
Number of accumulation units outstanding at end of period (in thousands)	4	4	13	34	30	34	28	34	25
The Hartford Growth Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.907	$25.961	$19.945	$20.171	$18.253	$16.087	$11.934	$9.450	$9.773
Accumulation unit value at end of period	$33.666	$25.907	$25.961	$19.945	$20.171	$18.253	$16.087	$11.934	$9.450
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.428	$24.602	$18.995	$19.307	$17.559	$15.552	$12.654	$-	$-
Accumulation unit value at end of period	$31.586	$24.428	$24.602	$18.995	$19.307	$17.559	$15.552	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	0	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.001	$24.209	$18.720	$19.055	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.987	$24.001	$24.209	$18.720	$19.055	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$43.756	$44.179	$34.196	$34.844	$31.767	$28.208	$21.084	$19.697	$-
Accumulation unit value at end of period	$56.436	$43.756	$44.179	$34.196	$34.844	$31.767	$28.208	$21.084	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.443	$23.694	$18.358	$18.724	$17.088	$15.189	$11.364	$9.075	$9.075
Accumulation unit value at end of period	$30.207	$23.443	$23.694	$18.358	$18.724	$17.088	$15.189	$11.364	$9.075
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-209

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$42.486	$43.026	$33.403	$34.138	$31.217	$27.803	$20.844	$16.678	$16.678
Accumulation unit value at end of period	$54.634	$42.486	$43.026	$33.403	$34.138	$31.217	$27.803	$20.844	$16.678
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	1	-	-	1	4	3
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.366	$22.696	$17.655	$18.080	$16.566	$14.784	$11.106	$8.904	$10.371
Accumulation unit value at end of period	$28.704	$22.366	$22.696	$17.655	$18.080	$16.566	$14.784	$11.106	$8.904
Number of accumulation units outstanding at end of period (in thousands)	11	9	7	8	3	3	4	2	2
The Hartford High Yield Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.803	$18.459	$17.234	$15.239	$15.910	$15.564	$14.681	$13.687	$-
Accumulation unit value at end of period	$20.417	$17.803	$18.459	$17.234	$15.239	$15.910	$15.564	$14.681	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.787	$17.494	$16.415	$14.587	$15.305	$15.048	$14.860	$-	$-
Accumulation unit value at end of period	$19.157	$16.787	$17.494	$16.415	$14.587	$15.305	$15.048	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.494	$17.214	$16.177	$14.396	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.794	$16.494	$17.214	$16.177	$14.396	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	2	2	2	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.920	$13.498	$12.697	$11.311	$11.898	$11.727	$11.145	$10.386	$-
Accumulation unit value at end of period	$14.707	$12.920	$13.498	$12.697	$11.311	$11.898	$11.727	$11.145	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.111	$16.848	$15.864	$14.147	$14.896	$14.696	$13.980	$13.108	$-
Accumulation unit value at end of period	$18.321	$16.111	$16.848	$15.864	$14.147	$14.896	$14.696	$13.980	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-210

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.653	$13.259	$12.509	$11.177	$11.793	$11.658	$11.112	$10.433	$-
Accumulation unit value at end of period	$14.360	$12.653	$13.259	$12.509	$11.177	$11.793	$11.658	$11.112	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$12.845	$-
Accumulation unit value at end of period	$17.410	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-
The Hartford Inflation Plus Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.204	$13.386	$13.318	$12.659	$12.852	$12.781	$14.080	$13.244	$13.233
Accumulation unit value at end of period	$14.081	$13.204	$13.386	$13.318	$12.659	$12.852	$12.781	$14.080	$13.244
Number of accumulation units outstanding at end of period (in thousands)	-	5	5	5	5	5	5	88	5
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.571	$12.809	$12.807	$12.234	$12.484	$12.476	$13.813	$-	$-
Accumulation unit value at end of period	$13.339	$12.571	$12.809	$12.807	$12.234	$12.484	$12.476	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	4	4	1	-	1	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.387	$12.640	$12.658	$12.109	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.124	$12.387	$12.640	$12.658	$12.109	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.266	$12.529	$12.559	$12.027	$12.303	$12.327	$13.682	$13.102	$-
Accumulation unit value at end of period	$12.983	$12.266	$12.529	$12.559	$12.027	$12.303	$12.327	$13.682	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	2	2	5	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.146	$12.419	$12.461	$11.945	$12.232	$12.267	$13.630	$12.930	$12.930
Accumulation unit value at end of period	$12.843	$12.146	$12.419	$12.461	$11.945	$12.232	$12.267	$13.630	$12.930
Number of accumulation units outstanding at end of period (in thousands)	6	5	9	7	5	2	2	1	-

APP I-211

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.910	$12.202	$12.268	$11.783	$12.090	$12.149	$13.526	$12.857	$12.857
Accumulation unit value at end of period	$12.568	$11.910	$12.202	$12.268	$11.783	$12.090	$12.149	$13.526	$12.857
Number of accumulation units outstanding at end of period (in thousands)	14	11	10	11	10	10	7	7	6
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.678	$11.989	$12.078	$11.624	$11.950	$12.033	$13.423	$12.785	$12.454
Accumulation unit value at end of period	$12.299	$11.678	$11.989	$12.078	$11.624	$11.950	$12.033	$13.423	$12.785
Number of accumulation units outstanding at end of period (in thousands)	11	14	12	12	13	11	12	10	8
The Hartford International Opportunities Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.044	$16.090	$12.951	$12.859	$12.717	$13.302	$11.045	$9.273	$9.512
Accumulation unit value at end of period	$16.386	$13.044	$16.090	$12.951	$12.859	$12.717	$13.302	$11.045	$9.273
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.299	$15.248	$12.334	$12.308	$12.233	$12.860	$11.413	$-	$-
Accumulation unit value at end of period	$15.373	$12.299	$15.248	$12.334	$12.308	$12.233	$12.860	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	9	12	12	7	6	5	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.084	$15.004	$12.155	$12.147	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.082	$12.084	$15.004	$12.155	$12.147	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.854	$17.219	$13.964	$13.968	$13.918	$14.668	$12.271	$11.784	$-
Accumulation unit value at end of period	$17.274	$13.854	$17.219	$13.964	$13.968	$13.918	$14.668	$12.271	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	3	-	-	0	0	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.803	$14.685	$11.920	$11.936	$11.905	$12.559	$10.517	$8.906	$8.906
Accumulation unit value at end of period	$14.702	$11.803	$14.685	$11.920	$11.936	$11.905	$12.559	$10.517	$8.906
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	7	5	2	1	0	-

APP I-212

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.491	$16.819	$13.680	$13.725	$13.717	$14.500	$12.167	$10.323	$10.323
Accumulation unit value at end of period	$16.771	$13.491	$16.819	$13.680	$13.725	$13.717	$14.500	$12.167	$10.323
Number of accumulation units outstanding at end of period (in thousands)	7	4	4	1	12	11	9	8	6
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.261	$14.066	$11.464	$11.525	$11.541	$12.224	$10.278	$8.738	$10.193
Accumulation unit value at end of period	$13.970	$11.261	$14.066	$11.464	$11.525	$11.541	$12.224	$10.278	$8.738
Number of accumulation units outstanding at end of period (in thousands)	14	17	17	18	10	5	2	1	1
The Hartford Midcap Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.388	$28.577	$23.060	$20.700	$20.422	$18.447	$13.270	$11.161	$11.288
Accumulation unit value at end of period	$34.894	$26.388	$28.577	$23.060	$20.700	$20.422	$18.447	$13.270	$11.161
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.247	$27.479	$22.285	$20.103	$19.933	$18.095	$15.011	$-	$-
Accumulation unit value at end of period	$33.218	$25.247	$27.479	$22.285	$20.103	$19.933	$18.095	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	1	-	-	0	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.914	$27.157	$22.057	$19.928	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.731	$24.914	$27.157	$22.057	$19.928	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$24.694	$26.945	$21.907	$19.812	$19.693	$17.922	$12.990	$12.531	$-
Accumulation unit value at end of period	$32.410	$24.694	$26.945	$21.907	$19.812	$19.693	$17.922	$12.990	$-
Number of accumulation units outstanding at end of period (in thousands)	-	2	12	14	13	13	13	13	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.477	$26.735	$21.757	$19.696	$19.598	$17.853	$12.953	$10.987	$10.987
Accumulation unit value at end of period	$32.093	$24.477	$26.735	$21.757	$19.696	$19.598	$17.853	$12.953	$10.987
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	0	-	-
APP I-213

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.048	$26.319	$21.462	$19.467	$19.409	$17.717	$12.880	$10.947	$10.947
Accumulation unit value at end of period	$31.467	$24.048	$26.319	$21.462	$19.467	$19.409	$17.717	$12.880	$10.947
Number of accumulation units outstanding at end of period (in thousands)	12	11	10	3	4	3	2	0	0
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.626	$25.909	$21.170	$19.241	$19.222	$17.581	$12.806	$10.907	$12.044
Accumulation unit value at end of period	$30.853	$23.626	$25.909	$21.170	$19.241	$19.222	$17.581	$12.806	$10.907
Number of accumulation units outstanding at end of period (in thousands)	12	14	14	19	18	17	13	12	9
The Hartford MidCap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.585	$19.462	$17.214	$15.320	$15.582	$14.465	$10.804	$10.152	$-
Accumulation unit value at end of period	$21.623	$16.585	$19.462	$17.214	$15.320	$15.582	$14.465	$10.804	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.943	$18.804	$16.714	$14.950	$15.282	$14.257	$11.919	$-	$-
Accumulation unit value at end of period	$20.683	$15.943	$18.804	$16.714	$14.950	$15.282	$14.257	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.756	$18.611	$16.567	$14.841	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.409	$15.756	$18.611	$16.567	$14.841	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	1	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.632	$18.483	$16.470	$14.769	$15.134	$14.155	$10.652	$9.869	$-
Accumulation unit value at end of period	$20.229	$15.632	$18.483	$16.470	$14.769	$15.134	$14.155	$10.652	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.509	$18.356	$16.374	$14.696	$15.076	$14.114	$10.632	$10.047	$-
Accumulation unit value at end of period	$20.050	$15.509	$18.356	$16.374	$14.696	$15.076	$14.114	$10.632	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-214

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.266	$18.105	$16.182	$14.553	$14.959	$14.033	$10.592	$10.023	$-
Accumulation unit value at end of period	$19.697	$15.266	$18.105	$16.182	$14.553	$14.959	$14.033	$10.592	$-
Number of accumulation units outstanding at end of period (in thousands)	6	1	2	2	1	2	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.027	$17.858	$15.993	$14.412	$14.843	$13.952	$10.552	$9.998	$-
Accumulation unit value at end of period	$19.349	$15.027	$17.858	$15.993	$14.412	$14.843	$13.952	$10.552	$-
Number of accumulation units outstanding at end of period (in thousands)	1	5	5	4	2	1	2	0	-
The Hartford Small Company Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.837	$19.679	$15.711	$15.415	$16.815	$15.793	$11.005	$9.556	$9.781
Accumulation unit value at end of period	$25.726	$18.837	$19.679	$15.711	$15.415	$16.815	$15.793	$11.005	$9.556
Number of accumulation units outstanding at end of period (in thousands)	-	7	25	52	50	44	42	36	15
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.761	$18.649	$14.963	$14.755	$16.176	$15.268	$12.080	$-	$-
Accumulation unit value at end of period	$24.136	$17.761	$18.649	$14.963	$14.755	$16.176	$15.268	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	0	2	-	2	5	4	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.451	$18.351	$14.745	$14.562	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.679	$17.451	$18.351	$14.745	$14.562	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	2	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$35.710	$37.590	$30.234	$29.889	$32.848	$31.084	$21.823	$22.065	$-
Accumulation unit value at end of period	$48.406	$35.710	$37.590	$30.234	$29.889	$32.848	$31.084	$21.823	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	5	5	5	7	7	7	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.045	$17.960	$14.460	$14.309	$15.742	$14.911	$10.479	$9.177	$9.177
Accumulation unit value at end of period	$23.082	$17.045	$17.960	$14.460	$14.309	$15.742	$14.911	$10.479	$9.177
Number of accumulation units outstanding at end of period (in thousands)	-	0	1	-	-	-	-	1	1

APP I-215

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.673	$36.608	$29.533	$29.283	$32.280	$30.637	$21.574	$18.932	$18.932
Accumulation unit value at end of period	$46.859	$34.673	$36.608	$29.533	$29.283	$32.280	$30.637	$21.574	$18.932
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	1	1	1	0	0	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.262	$17.204	$13.907	$13.817	$15.261	$14.514	$10.241	$9.004	$10.225
Accumulation unit value at end of period	$21.934	$16.262	$17.204	$13.907	$13.817	$15.261	$14.514	$10.241	$9.004
Number of accumulation units outstanding at end of period (in thousands)	6	7	10	11	12	11	9	8	8
The Hartford Total Return Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.617	$14.831	$14.118	$13.616	$13.748	$13.049	$13.308	$12.418	$12.259
Accumulation unit value at end of period	$16.062	$14.617	$14.831	$14.118	$13.616	$13.748	$13.049	$13.308	$12.418
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.784	$14.056	$13.447	$13.033	$13.226	$12.616	$13.080	$-	$-
Accumulation unit value at end of period	$15.070	$13.784	$14.056	$13.447	$13.033	$13.226	$12.616	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	17	16	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.543	$13.831	$13.251	$12.863	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.784	$13.543	$13.831	$13.251	$12.863	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.033	$14.346	$13.758	$13.368	$13.600	$13.006	$13.363	$12.742	$-
Accumulation unit value at end of period	$15.304	$14.033	$14.346	$13.758	$13.368	$13.600	$13.006	$13.363	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	13	11	7	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.228	$13.537	$12.996	$12.640	$12.872	$12.322	$12.673	$11.927	$11.927
Accumulation unit value at end of period	$14.412	$13.228	$13.537	$12.996	$12.640	$12.872	$12.322	$12.673	$11.927
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-216

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.625	$13.971	$13.439	$13.097	$13.365	$12.819	$13.211	$12.458	$12.458
Accumulation unit value at end of period	$14.815	$13.625	$13.971	$13.439	$13.097	$13.365	$12.819	$13.211	$12.458
Number of accumulation units outstanding at end of period (in thousands)	-	4	4	3	2	2	6	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.621	$12.968	$12.499	$12.205	$12.479	$11.994	$12.385	$11.702	$11.466
Accumulation unit value at end of period	$13.695	$12.621	$12.968	$12.499	$12.205	$12.479	$11.994	$12.385	$11.702
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	4	4	4	4	7	3
Thornburg International Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.926	$26.182	$20.935	$21.522	$20.245	$21.510	$18.656	$16.166	$16.563
Accumulation unit value at end of period	$26.926	$20.926	$26.182	$20.935	$21.522	$20.245	$21.510	$18.656	$16.166
Number of accumulation units outstanding at end of period (in thousands)	23	25	4	4	4	4	4	5	5
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.923	$25.052	$20.133	$20.800	$19.664	$20.998	$19.308	$-	$-
Accumulation unit value at end of period	$25.508	$19.923	$25.052	$20.133	$20.800	$19.664	$20.998	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	5	9	5	12	33	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.631	$24.723	$19.898	$20.588	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.097	$19.631	$24.723	$19.898	$20.588	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	1	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.439	$24.506	$19.743	$20.448	$19.380	$20.746	$18.129	$17.702	$-
Accumulation unit value at end of period	$24.827	$19.439	$24.506	$19.743	$20.448	$19.380	$20.746	$18.129	$-
Number of accumulation units outstanding at end of period (in thousands)	1	5	5	5	5	9	6	5	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.249	$24.291	$19.589	$20.309	$19.268	$20.646	$18.059	$15.782	$15.782
Accumulation unit value at end of period	$24.560	$19.249	$24.291	$19.589	$20.309	$19.268	$20.646	$18.059	$15.782
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	2	5	2	2	3	2

APP I-217

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.875	$23.866	$19.285	$20.034	$19.045	$20.448	$17.922	$15.694	$15.694
Accumulation unit value at end of period	$24.034	$18.875	$23.866	$19.285	$20.034	$19.045	$20.448	$17.922	$15.694
Number of accumulation units outstanding at end of period (in thousands)	9	9	7	2	2	13	15	8	4
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.508	$23.449	$18.986	$19.762	$18.824	$20.252	$17.785	$15.605	$18.679
Accumulation unit value at end of period	$23.519	$18.508	$23.449	$18.986	$19.762	$18.824	$20.252	$17.785	$15.605
Number of accumulation units outstanding at end of period (in thousands)	12	12	12	17	20	19	19	22	19
Thornburg Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.850	$41.880	$33.914	$31.771	$30.679	$27.486	$19.677	$17.759	$18.057
Accumulation unit value at end of period	$48.818	$37.850	$41.880	$33.914	$31.771	$30.679	$27.486	$19.677	$17.759
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.036	$40.075	$32.614	$30.706	$29.799	$26.831	$21.840	$-	$-
Accumulation unit value at end of period	$46.247	$36.036	$40.075	$32.614	$30.706	$29.799	$26.831	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$35.509	$39.548	$32.234	$30.393	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$45.502	$35.509	$39.548	$32.234	$30.393	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$35.162	$39.201	$31.982	$30.187	$29.369	$26.509	$19.121	$19.911	$-
Accumulation unit value at end of period	$45.012	$35.162	$39.201	$31.982	$30.187	$29.369	$26.509	$19.121	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.819	$38.857	$31.733	$29.981	$29.198	$26.382	$19.048	$17.338	$17.338
Accumulation unit value at end of period	$44.528	$34.819	$38.857	$31.733	$29.981	$29.198	$26.382	$19.048	$17.338
Number of accumulation units outstanding at end of period (in thousands)	19	21	21	20	19	19	18	18	19

APP I-218

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.141	$38.178	$31.241	$29.575	$28.860	$26.129	$18.903	$17.241	$17.241
Accumulation unit value at end of period	$43.574	$34.141	$38.178	$31.241	$29.575	$28.860	$26.129	$18.903	$17.241
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	1	1	1	1	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.477	$37.511	$30.756	$29.174	$28.526	$25.878	$18.759	$17.144	$20.455
Accumulation unit value at end of period	$42.641	$33.477	$37.511	$30.756	$29.174	$28.526	$25.878	$18.759	$17.144
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	1	2	2	3	3	2
TIAA-CREF Bond Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.241	$11.282	$10.936	$10.708	$10.678	$10.101	$10.368	$10.000	$-
Accumulation unit value at end of period	$12.155	$11.241	$11.282	$10.936	$10.708	$10.678	$10.101	$10.368	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.856	$10.950	$10.668	$10.498	$10.521	$10.002	$10.371	$-	$-
Accumulation unit value at end of period	$11.680	$10.856	$10.950	$10.668	$10.498	$10.521	$10.002	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	10	8	-	4	1	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.744	$10.853	$10.589	$10.435	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.541	$10.744	$10.853	$10.589	$10.435	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	5	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.669	$10.788	$10.536	$10.394	$10.443	$9.953	$10.294	$10.000	$-
Accumulation unit value at end of period	$11.450	$10.669	$10.788	$10.536	$10.394	$10.443	$9.953	$10.294	$-
Number of accumulation units outstanding at end of period (in thousands)	13	12	11	11	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.595	$10.724	$10.484	$10.353	$10.412	$9.933	$10.284	$10.000	$-
Accumulation unit value at end of period	$11.359	$10.595	$10.724	$10.484	$10.353	$10.412	$9.933	$10.284	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-219

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.448	$10.597	$10.381	$10.271	$10.350	$9.894	$10.264	$10.000	$-
Accumulation unit value at end of period	$11.179	$10.448	$10.597	$10.381	$10.271	$10.350	$9.894	$10.264	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$10.000	$-
Accumulation unit value at end of period	$11.003	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	-	-	-	-	-	-	-
TIAA-CREF Equity Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.596	$22.863	$18.918	$16.824	$16.789	$14.962	$11.238	$10.000	$-
Accumulation unit value at end of period	$28.202	$21.596	$22.863	$18.918	$16.824	$16.789	$14.962	$11.238	$-
Number of accumulation units outstanding at end of period (in thousands)	90	92	85	81	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.857	$22.192	$18.454	$16.493	$16.542	$14.816	$12.591	$-	$-
Accumulation unit value at end of period	$27.101	$20.857	$22.192	$18.454	$16.493	$16.542	$14.816	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	37	36	28	11	6	4	2	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.640	$21.995	$18.317	$16.395	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.779	$20.640	$21.995	$18.317	$16.395	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	6	4	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.497	$21.864	$18.227	$16.331	$16.420	$14.743	$11.156	$10.000	$-
Accumulation unit value at end of period	$26.567	$20.497	$21.864	$18.227	$16.331	$16.420	$14.743	$11.156	$-
Number of accumulation units outstanding at end of period (in thousands)	3	8	7	6	6	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.355	$21.734	$18.136	$16.266	$16.371	$14.714	$11.146	$10.000	$-
Accumulation unit value at end of period	$26.356	$20.355	$21.734	$18.136	$16.266	$16.371	$14.714	$11.146	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	4	4	-	-	-

APP I-220

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.073	$21.477	$17.957	$16.137	$16.275	$14.657	$11.124	$10.000	$-
Accumulation unit value at end of period	$25.939	$20.073	$21.477	$17.957	$16.137	$16.275	$14.657	$11.124	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	3	1	1	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$10.000	$-
Accumulation unit value at end of period	$25.530	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$-
Number of accumulation units outstanding at end of period (in thousands)	3	5	3	3	3	-	-	-	-
TIAA-CREF Large-Cap Growth Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.980	$24.421	$18.816	$17.626	$16.739	$14.848	$11.162	$10.000	$-
Accumulation unit value at end of period	$32.602	$23.980	$24.421	$18.816	$17.626	$16.739	$14.848	$11.162	$-
Number of accumulation units outstanding at end of period (in thousands)	82	87	81	82	2	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.159	$23.704	$18.355	$17.280	$16.492	$14.703	$12.395	$-	$-
Accumulation unit value at end of period	$31.329	$23.159	$23.704	$18.355	$17.280	$16.492	$14.703	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	14	13	11	4	3	2	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.919	$23.494	$18.219	$17.178	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.957	$22.919	$23.494	$18.219	$17.178	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.760	$23.354	$18.129	$17.110	$16.370	$14.631	$11.081	$10.000	$-
Accumulation unit value at end of period	$30.711	$22.760	$23.354	$18.129	$17.110	$16.370	$14.631	$11.081	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.602	$23.215	$18.039	$17.042	$16.322	$14.602	$11.070	$10.000	$-
Accumulation unit value at end of period	$30.468	$22.602	$23.215	$18.039	$17.042	$16.322	$14.602	$11.070	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	-

APP I-221

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.289	$22.940	$17.861	$16.907	$16.225	$14.545	$11.049	$10.000	$-
Accumulation unit value at end of period	$29.986	$22.289	$22.940	$17.861	$16.907	$16.225	$14.545	$11.049	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$10.000	$-
Accumulation unit value at end of period	$29.512	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$-
Number of accumulation units outstanding at end of period (in thousands)	9	11	7	3	-	-	0	-	-
TIAA-CREF Large-Cap Value Index Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.623	$21.453	$18.934	$16.185	$16.878	$14.923	$11.303	$10.000	$-
Accumulation unit value at end of period	$24.743	$19.623	$21.453	$18.934	$16.185	$16.878	$14.923	$11.303	$-
Number of accumulation units outstanding at end of period (in thousands)	106	103	96	87	47	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.951	$20.823	$18.470	$15.867	$16.630	$14.777	$12.784	$-	$-
Accumulation unit value at end of period	$23.777	$18.951	$20.823	$18.470	$15.867	$16.630	$14.777	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	8	7	6	1	1	0	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.754	$20.638	$18.333	$15.773	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.494	$18.754	$20.638	$18.333	$15.773	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.624	$20.515	$18.242	$15.711	$16.507	$14.705	$11.221	$10.000	$-
Accumulation unit value at end of period	$23.308	$18.624	$20.515	$18.242	$15.711	$16.507	$14.705	$11.221	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.494	$20.393	$18.152	$15.649	$16.458	$14.676	$11.211	$10.000	$-
Accumulation unit value at end of period	$23.123	$18.494	$20.393	$18.152	$15.649	$16.458	$14.676	$11.211	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
APP I-222

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.239	$20.152	$17.973	$15.525	$16.361	$14.618	$11.189	$10.000	$-
Accumulation unit value at end of period	$22.757	$18.239	$20.152	$17.973	$15.525	$16.361	$14.618	$11.189	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	0	1	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$10.000	$-
Accumulation unit value at end of period	$22.398	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	8	-	-	-	0	-	-
Timothy Plan Large/Mid-Cap Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.888	$25.124	$21.381	$19.703	$20.121	$18.117	$13.735	$12.135	$12.198
Accumulation unit value at end of period	$29.038	$22.888	$25.124	$21.381	$19.703	$20.121	$18.117	$13.735	$12.135
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	2	0	0	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.898	$24.159	$20.662	$19.136	$19.640	$17.772	$15.369	$-	$-
Accumulation unit value at end of period	$27.643	$21.898	$24.159	$20.662	$19.136	$19.640	$17.772	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	6	-	-	2	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.610	$23.876	$20.451	$18.969	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.238	$21.610	$23.876	$20.451	$18.969	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	2	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.419	$23.690	$20.312	$18.858	$19.404	$17.602	$13.445	$13.109	$-
Accumulation unit value at end of period	$26.971	$21.419	$23.690	$20.312	$18.858	$19.404	$17.602	$13.445	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.231	$23.505	$20.173	$18.748	$19.310	$17.535	$13.407	$11.946	$11.946
Accumulation unit value at end of period	$26.707	$21.231	$23.505	$20.173	$18.748	$19.310	$17.535	$13.407	$11.946
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	5	-	2	1	-

APP I-223

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.859	$23.139	$19.899	$18.530	$19.124	$17.400	$13.331	$11.902	$11.902
Accumulation unit value at end of period	$26.186	$20.859	$23.139	$19.899	$18.530	$19.124	$17.400	$13.331	$11.902
Number of accumulation units outstanding at end of period (in thousands)	4	5	4	4	3	7	5	3	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858	$12.285
Accumulation unit value at end of period	$25.676	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	1	1	2	2	1
Victory Diversified Stock Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.109	$25.517	$20.042	$19.320	$19.897	$18.068	$13.438	$11.540	$11.417
Accumulation unit value at end of period	$28.575	$22.109	$25.517	$20.042	$19.320	$19.897	$18.068	$13.438	$11.540
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	25	30	31	25
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.600	$26.216	$20.693	$20.047	$20.750	$18.937	$15.781	$-	$-
Accumulation unit value at end of period	$29.064	$22.600	$26.216	$20.693	$20.047	$20.750	$18.937	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	1	2	5	5	6	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.111	$25.687	$20.306	$19.702	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.392	$22.111	$25.687	$20.306	$19.702	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.085	$17.543	$13.882	$13.482	$13.990	$12.799	$9.591	$9.211	$-
Accumulation unit value at end of period	$19.352	$15.085	$17.543	$13.882	$13.482	$13.990	$12.799	$9.591	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	4	2	12	11	10	8	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.475	$24.998	$19.801	$19.250	$19.995	$18.311	$13.735	$11.896	$11.896
Accumulation unit value at end of period	$27.521	$21.475	$24.998	$19.801	$19.250	$19.995	$18.311	$13.735	$11.896
Number of accumulation units outstanding at end of period (in thousands)	6	16	16	16	19	17	16	14	13

APP I-224

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.569	$16.994	$13.487	$13.138	$13.674	$12.548	$9.431	$8.184	$8.184
Accumulation unit value at end of period	$18.633	$14.569	$16.994	$13.487	$13.138	$13.674	$12.548	$9.431	$8.184
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	4	6	7
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.257	$23.676	$18.828	$18.378	$19.165	$17.622	$13.271	$11.540	$12.371
Accumulation unit value at end of period	$25.856	$20.257	$23.676	$18.828	$18.378	$19.165	$17.622	$13.271	$11.540
Number of accumulation units outstanding at end of period (in thousands)	3	5	5	6	6	12	12	15	19
Victory Munder Mid-Cap Core Growth Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$52.402	$60.825	$48.988	$45.751	$47.959	$43.640	$32.718	$28.273	$28.764
Accumulation unit value at end of period	$66.051	$52.402	$60.825	$48.988	$45.751	$47.959	$43.640	$32.718	$28.273
Number of accumulation units outstanding at end of period (in thousands)	2	5	6	1	1	1	1	2	2
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.037	$25.709	$20.809	$19.531	$20.577	$18.817	$16.110	$-	$-
Accumulation unit value at end of period	$27.639	$22.037	$25.709	$20.809	$19.531	$20.577	$18.817	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	6	-	-	0	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.597	$25.233	$20.454	$19.227	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.046	$21.597	$25.233	$20.454	$19.227	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	2	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$35.190	$41.156	$33.395	$31.423	$33.188	$30.426	$22.983	$22.446	$-
Accumulation unit value at end of period	$44.025	$35.190	$41.156	$33.395	$31.423	$33.188	$30.426	$22.983	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.023	$24.612	$19.990	$18.828	$19.906	$18.268	$13.813	$12.038	$12.038
Accumulation unit value at end of period	$26.274	$21.023	$24.612	$19.990	$18.828	$19.906	$18.268	$13.813	$12.038
Number of accumulation units outstanding at end of period (in thousands)	32	33	33	30	29	28	28	28	29

APP I-225

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.168	$40.082	$32.621	$30.786	$32.613	$29.989	$22.721	$19.841	$19.841
Accumulation unit value at end of period	$42.618	$34.168	$40.082	$32.621	$30.786	$32.613	$29.989	$22.721	$19.841
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	-	0	2	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.122	$23.653	$19.288	$18.240	$19.361	$17.839	$13.542	$11.849	$12.775
Accumulation unit value at end of period	$25.049	$20.122	$23.653	$19.288	$18.240	$19.361	$17.839	$13.542	$11.849
Number of accumulation units outstanding at end of period (in thousands)	5	5	3	3	3	6	6	5	5
Victory Special Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.138	$22.081	$17.504	$16.857	$17.476	$16.396	$12.546	$11.387	$11.481
Accumulation unit value at end of period	$24.512	$19.138	$22.081	$17.504	$16.857	$17.476	$16.396	$12.546	$11.387
Number of accumulation units outstanding at end of period (in thousands)	-	2	3	-	-	-	13	12	12
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.062	$20.944	$16.686	$16.149	$16.827	$15.866	$13.496	$-	$-
Accumulation unit value at end of period	$23.018	$18.062	$20.944	$16.686	$16.149	$16.827	$15.866	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	16	17	20	21	26	23	22	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.701	$20.556	$16.401	$15.898	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.524	$17.701	$20.556	$16.401	$15.898	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	4	3	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.171	$14.149	$11.300	$10.964	$11.453	$10.826	$8.346	$8.467	$-
Accumulation unit value at end of period	$15.473	$12.171	$14.149	$11.300	$10.964	$11.453	$10.826	$8.346	$-
Number of accumulation units outstanding at end of period (in thousands)	11	15	15	16	13	15	19	21	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.231	$20.050	$16.029	$15.568	$16.279	$15.403	$11.886	$10.881	$10.881
Accumulation unit value at end of period	$21.882	$17.231	$20.050	$16.029	$15.568	$16.279	$15.403	$11.886	$10.881
Number of accumulation units outstanding at end of period (in thousands)	8	9	9	5	5	8	8	14	18

APP I-226

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.755	$13.706	$10.979	$10.685	$11.195	$10.614	$8.207	$7.528	$7.528
Accumulation unit value at end of period	$14.898	$11.755	$13.706	$10.979	$10.685	$11.195	$10.614	$8.207	$7.528
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	6	7	12	34	35	29
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.327	$19.076	$15.311	$14.930	$15.674	$14.890	$11.537	$10.603	$11.861
Accumulation unit value at end of period	$20.652	$16.327	$19.076	$15.311	$14.930	$15.674	$14.890	$11.537	$10.603
Number of accumulation units outstanding at end of period (in thousands)	14	14	16	21	24	26	26	30	38
Victory Sycamore Established Value Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$44.279	$49.325	$42.646	$35.345	$35.105	$31.372	$23.337	$20.814	$20.674
Accumulation unit value at end of period	$56.836	$44.279	$49.325	$42.646	$35.345	$35.105	$31.372	$23.337	$20.814
Number of accumulation units outstanding at end of period (in thousands)	162	191	188	147	126	18	16	17	1
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$42.157	$47.199	$41.012	$34.160	$34.098	$30.625	$25.837	$-	$-
Accumulation unit value at end of period	$53.843	$42.157	$47.199	$41.012	$34.160	$34.098	$30.625	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	2	4	4	11	5	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$41.540	$46.579	$40.533	$33.812	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$52.976	$41.540	$46.579	$40.533	$33.812	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	1	1	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$41.134	$46.170	$40.218	$33.582	$33.605	$30.258	$22.678	$22.095	$-
Accumulation unit value at end of period	$52.406	$41.134	$46.170	$40.218	$33.582	$33.605	$30.258	$22.678	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	-	-	-	1	7	8	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$40.732	$45.765	$39.904	$33.354	$33.410	$30.113	$22.591	$20.321	$20.321
Accumulation unit value at end of period	$51.842	$40.732	$45.765	$39.904	$33.354	$33.410	$30.113	$22.591	$20.321
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	2	1	0	0	-

APP I-227

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$39.940	$44.965	$39.285	$32.902	$33.023	$29.824	$22.419	$20.206	$20.206
Accumulation unit value at end of period	$50.732	$39.940	$44.965	$39.285	$32.902	$33.023	$29.824	$22.419	$20.206
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.163	$44.179	$38.676	$32.456	$32.641	$29.538	$22.249	$20.093	$20.886
Accumulation unit value at end of period	$49.646	$39.163	$44.179	$38.676	$32.456	$32.641	$29.538	$22.249	$20.093
Number of accumulation units outstanding at end of period (in thousands)	5	5	3	3	3	2	2	1	1
Victory Sycamore Small Company Opportunity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.404	$26.686	$23.938	$18.463	$18.598	$17.471	$13.145	$11.720	$11.609
Accumulation unit value at end of period	$30.874	$24.404	$26.686	$23.938	$18.463	$18.598	$17.471	$13.145	$11.720
Number of accumulation units outstanding at end of period (in thousands)	33	74	83	81	82	80	67	63	15
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.136	$25.427	$22.922	$17.768	$17.988	$16.983	$13.948	$-	$-
Accumulation unit value at end of period	$29.124	$23.136	$25.427	$22.922	$17.768	$17.988	$16.983	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	25	24	22	25	25	33	36	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.768	$25.061	$22.626	$17.565	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.618	$22.768	$25.061	$22.626	$17.565	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	1	12	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.527	$24.820	$22.431	$17.431	$17.690	$16.743	$12.692	$12.333	$-
Accumulation unit value at end of period	$28.286	$22.527	$24.820	$22.431	$17.431	$17.690	$16.743	$12.692	$-
Number of accumulation units outstanding at end of period (in thousands)	11	13	14	17	18	24	15	13	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.288	$24.581	$22.238	$17.298	$17.573	$16.649	$12.633	$11.360	$11.360
Accumulation unit value at end of period	$27.958	$22.288	$24.581	$22.238	$17.298	$17.573	$16.649	$12.633	$11.360
Number of accumulation units outstanding at end of period (in thousands)	15	17	20	20	19	17	17	22	44

APP I-228

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.817	$24.110	$21.855	$17.034	$17.340	$16.461	$12.516	$11.277	$11.277
Accumulation unit value at end of period	$27.313	$21.817	$24.110	$21.855	$17.034	$17.340	$16.461	$12.516	$11.277
Number of accumulation units outstanding at end of period (in thousands)	9	14	25	22	21	18	20	11	2
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.356	$23.649	$21.480	$16.775	$17.110	$16.275	$12.399	$11.194	$11.524
Accumulation unit value at end of period	$26.683	$21.356	$23.649	$21.480	$16.775	$17.110	$16.275	$12.399	$11.194
Number of accumulation units outstanding at end of period (in thousands)	26	28	31	35	33	30	24	28	20
Virtus Ceredex Large-Cap Value Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.454	$20.650	$17.817	$15.468	$16.276	$14.696	$10.979	$10.411	$-
Accumulation unit value at end of period	$24.094	$18.454	$20.650	$17.817	$15.468	$16.276	$14.696	$10.979	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.741	$19.951	$17.300	$15.094	$15.963	$14.485	$12.240	$-	$-
Accumulation unit value at end of period	$23.047	$17.741	$19.951	$17.300	$15.094	$15.963	$14.485	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	6	6	14	5	4	0	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.532	$19.747	$17.148	$14.984	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.742	$17.532	$19.747	$17.148	$14.984	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.394	$19.611	$17.048	$14.911	$15.809	$14.381	$10.825	$10.235	$-
Accumulation unit value at end of period	$22.540	$17.394	$19.611	$17.048	$14.911	$15.809	$14.381	$10.825	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.258	$19.477	$16.948	$14.838	$15.747	$14.339	$10.804	$10.304	$-
Accumulation unit value at end of period	$22.341	$17.258	$19.477	$16.948	$14.838	$15.747	$14.339	$10.804	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-229

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.988	$19.210	$16.749	$14.694	$15.625	$14.257	$10.763	$10.279	$-
Accumulation unit value at end of period	$21.947	$16.988	$19.210	$16.749	$14.694	$15.625	$14.257	$10.763	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.722	$18.948	$16.554	$14.551	$15.504	$14.175	$10.723	$10.254	$-
Accumulation unit value at end of period	$21.561	$16.722	$18.948	$16.554	$14.551	$15.504	$14.175	$10.723	$-
Number of accumulation units outstanding at end of period (in thousands)	-	0	3	1	-	-	0	-	-
Virtus Ceredex Mid-Cap Value Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$44.261	$48.151	$43.290	$36.127	$38.544	$34.819	$26.603	$21.916	$21.824
Accumulation unit value at end of period	$58.705	$44.261	$48.151	$43.290	$36.127	$38.544	$34.819	$26.603	$21.916
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	2	2	1
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$42.140	$46.075	$41.630	$34.916	$37.439	$33.990	$29.185	$-	$-
Accumulation unit value at end of period	$55.613	$42.140	$46.075	$41.630	$34.916	$37.439	$33.990	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	9	3	5	6	5	10	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$41.524	$45.469	$41.144	$34.560	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$54.718	$41.524	$45.469	$41.144	$34.560	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	8	8	8	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$41.118	$45.070	$40.824	$34.325	$36.898	$33.582	$25.851	$24.002	$-
Accumulation unit value at end of period	$54.129	$41.118	$45.070	$40.824	$34.325	$36.898	$33.582	$25.851	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	4	4	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$40.716	$44.675	$40.506	$34.092	$36.684	$33.421	$25.752	$21.396	$21.396
Accumulation unit value at end of period	$53.547	$40.716	$44.675	$40.506	$34.092	$36.684	$33.421	$25.752	$21.396
Number of accumulation units outstanding at end of period (in thousands)	9	10	12	10	9	8	7	6	14

APP I-230

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$39.924	$43.894	$39.878	$33.630	$36.259	$33.100	$25.556	$21.276	$21.276
Accumulation unit value at end of period	$52.400	$39.924	$43.894	$39.878	$33.630	$36.259	$33.100	$25.556	$21.276
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	1	0	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.148	$43.127	$39.259	$33.174	$35.839	$32.783	$25.362	$21.156	$23.120
Accumulation unit value at end of period	$51.278	$39.148	$43.127	$39.259	$33.174	$35.839	$32.783	$25.362	$21.156
Number of accumulation units outstanding at end of period (in thousands)	7	6	7	7	8	7	6	5	5
Virtus Ceredex Small-Cap Value Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.934	$45.746	$41.568	$32.280	$34.414	$33.796	$25.101	$21.551	$21.466
Accumulation unit value at end of period	$46.808	$39.934	$45.746	$41.568	$32.280	$34.414	$33.796	$25.101	$21.551
Number of accumulation units outstanding at end of period (in thousands)	-	0	2	2	2	2	2	2	2
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$38.020	$43.773	$39.974	$31.198	$33.426	$32.991	$26.863	$-	$-
Accumulation unit value at end of period	$44.343	$38.020	$43.773	$39.974	$31.198	$33.426	$32.991	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	1	4	1	11	2	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$37.464	$43.198	$39.508	$30.880	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$43.629	$37.464	$43.198	$39.508	$30.880	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	3	13	13	13	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$37.098	$42.819	$39.201	$30.670	$32.943	$32.596	$24.392	$22.993	$-
Accumulation unit value at end of period	$43.160	$37.098	$42.819	$39.201	$30.670	$32.943	$32.596	$24.392	$-
Number of accumulation units outstanding at end of period (in thousands)	3	7	6	7	8	6	19	37	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$36.736	$42.443	$38.895	$30.462	$32.752	$32.439	$24.299	$21.040	$21.040
Accumulation unit value at end of period	$42.695	$36.736	$42.443	$38.895	$30.462	$32.752	$32.439	$24.299	$21.040
Number of accumulation units outstanding at end of period (in thousands)	1	1	0	1	2	1	2	3	5
APP I-231

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$36.021	$41.702	$38.292	$30.049	$32.373	$32.128	$24.114	$20.922	$20.922
Accumulation unit value at end of period	$41.781	$36.021	$41.702	$38.292	$30.049	$32.373	$32.128	$24.114	$20.922
Number of accumulation units outstanding at end of period (in thousands)	-	1	2	2	1	2	2	1	1
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$35.320	$40.973	$37.698	$29.642	$31.998	$31.820	$23.930	$20.804	$22.242
Accumulation unit value at end of period	$40.886	$35.320	$40.973	$37.698	$29.642	$31.998	$31.820	$23.930	$20.804
Number of accumulation units outstanding at end of period (in thousands)	7	9	9	10	9	10	9	7	5
Virtus SEIX Total Return Bond Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.873	$12.935	$12.628	$12.285	$12.297	$11.584	$11.983	$11.447	$11.323
Accumulation unit value at end of period	$13.735	$12.873	$12.935	$12.628	$12.285	$12.297	$11.584	$11.983	$11.447
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.316	$12.438	$12.204	$11.931	$12.002	$11.363	$11.822	$-	$-
Accumulation unit value at end of period	$13.076	$12.316	$12.438	$12.204	$11.931	$12.002	$11.363	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.154	$12.293	$12.079	$11.827	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.884	$12.154	$12.293	$12.079	$11.827	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	6	7	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.046	$12.197	$11.997	$11.758	$11.858	$11.255	$11.730	$11.382	$-
Accumulation unit value at end of period	$12.758	$12.046	$12.197	$11.997	$11.758	$11.858	$11.255	$11.730	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	15	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.940	$12.101	$11.915	$11.690	$11.800	$11.211	$11.696	$11.269	$11.269
Accumulation unit value at end of period	$12.633	$11.940	$12.101	$11.915	$11.690	$11.800	$11.211	$11.696	$11.269
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	6	7	6	6	3	-

APP I-232

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.731	$11.913	$11.753	$11.554	$11.687	$11.126	$11.630	$11.227	$11.227
Accumulation unit value at end of period	$12.386	$11.731	$11.913	$11.753	$11.554	$11.687	$11.126	$11.630	$11.227
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.525	$11.728	$11.593	$11.419	$11.574	$11.040	$11.564	$11.186	$10.730
Accumulation unit value at end of period	$12.145	$11.525	$11.728	$11.593	$11.419	$11.574	$11.040	$11.564	$11.186
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0
Wells Fargo Asset Allocation Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.592	$15.032	$13.094	$12.508	$13.170	$13.118	$11.783	$10.678	$10.694
Accumulation unit value at end of period	$16.279	$13.592	$15.032	$13.094	$12.508	$13.170	$13.118	$11.783	$10.678
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.826	$14.256	$12.480	$11.981	$12.678	$12.692	$12.134	$-	$-
Accumulation unit value at end of period	$15.284	$12.826	$14.256	$12.480	$11.981	$12.678	$12.692	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.766	$16.438	$14.412	$13.856	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.571	$14.766	$16.438	$14.412	$13.856	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.459	$13.883	$12.184	$11.726	$12.439	$12.484	$11.298	$10.881	$-
Accumulation unit value at end of period	$14.810	$12.459	$13.883	$12.184	$11.726	$12.439	$12.484	$11.298	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	6	6	2	1	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.400	$16.063	$14.111	$13.594	$14.435	$14.502	$13.137	$12.006	$12.006
Accumulation unit value at end of period	$17.101	$14.400	$16.063	$14.111	$13.594	$14.435	$14.502	$13.137	$12.006
Number of accumulation units outstanding at end of period (in thousands)	1	4	4	4	7	3	-	-	0

APP I-233

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.032	$13.449	$11.838	$11.427	$12.159	$12.239	$11.109	$10.173	$10.173
Accumulation unit value at end of period	$14.260	$12.032	$13.449	$11.838	$11.427	$12.159	$12.239	$11.109	$10.173
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	2	2	-	7	0	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.695	$15.338	$13.528	$13.084	$13.950	$14.071	$12.797	$11.742	$12.240
Accumulation unit value at end of period	$16.199	$13.695	$15.338	$13.528	$13.084	$13.950	$14.071	$12.797	$11.742
Number of accumulation units outstanding at end of period (in thousands)	3	3	6	5	5	7	6	12	7
Wells Fargo Emerging Markets Equity Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.742	$28.294	$21.050	$18.853	$21.766	$22.963	$23.575	$20.957	$21.756
Accumulation unit value at end of period	$30.289	$23.742	$28.294	$21.050	$18.853	$21.766	$22.963	$23.575	$20.957
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	1	1	1	1	1	1
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.605	$27.074	$20.243	$18.220	$21.141	$22.416	$23.112	$-	$-
Accumulation unit value at end of period	$28.693	$22.605	$27.074	$20.243	$18.220	$21.141	$22.416	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	16	20	21	25	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.274	$26.719	$20.006	$18.035	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.231	$22.274	$26.719	$20.006	$18.035	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	2	8	1	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.056	$26.484	$19.851	$17.912	$20.836	$22.148	$22.909	$23.398	$-
Accumulation unit value at end of period	$27.927	$22.056	$26.484	$19.851	$17.912	$20.836	$22.148	$22.909	$-
Number of accumulation units outstanding at end of period (in thousands)	10	14	12	11	11	9	8	8	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.841	$26.252	$19.696	$17.790	$20.715	$22.041	$22.821	$20.461	$20.461
Accumulation unit value at end of period	$27.627	$21.841	$26.252	$19.696	$17.790	$20.715	$22.041	$22.821	$20.461
Number of accumulation units outstanding at end of period (in thousands)	1	0	5	5	5	3	3	5	3

APP I-234

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.416	$25.793	$19.390	$17.549	$20.475	$21.830	$22.647	$20.345	$20.345
Accumulation unit value at end of period	$27.035	$21.416	$25.793	$19.390	$17.549	$20.475	$21.830	$22.647	$20.345
Number of accumulation units outstanding at end of period (in thousands)	15	16	30	32	27	18	16	11	5
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.999	$25.342	$19.089	$17.311	$20.238	$21.620	$22.475	$20.231	$23.890
Accumulation unit value at end of period	$26.456	$20.999	$25.342	$19.089	$17.311	$20.238	$21.620	$22.475	$20.231
Number of accumulation units outstanding at end of period (in thousands)	39	41	42	49	48	48	42	32	22
Wells Fargo Utility and Telecommunications Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.655	$29.688	$26.121	$23.197	$25.238	$21.713	$18.363	$16.858	$16.549
Accumulation unit value at end of period	$39.084	$30.655	$29.688	$26.121	$23.197	$25.238	$21.713	$18.363	$16.858
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.186	$28.408	$25.119	$22.419	$24.514	$21.196	$20.670	$-	$-
Accumulation unit value at end of period	$37.025	$29.186	$28.408	$25.119	$22.419	$24.514	$21.196	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.759	$28.035	$24.827	$22.190	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$36.429	$28.759	$28.035	$24.827	$22.190	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$28.478	$27.789	$24.633	$22.040	$24.160	$20.942	$17.844	$16.704	$-
Accumulation unit value at end of period	$36.037	$28.478	$27.789	$24.633	$22.040	$24.160	$20.942	$17.844	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.200	$27.545	$24.441	$21.890	$24.019	$20.841	$17.776	$16.458	$16.458
Accumulation unit value at end of period	$35.649	$28.200	$27.545	$24.441	$21.890	$24.019	$20.841	$17.776	$16.458
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	1	1

APP I-235

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.651	$27.064	$24.062	$21.593	$23.741	$20.641	$17.641	$16.366	$16.366
Accumulation unit value at end of period	$34.886	$27.651	$27.064	$24.062	$21.593	$23.741	$20.641	$17.641	$16.366
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.113	$26.591	$23.689	$21.300	$23.466	$20.443	$17.506	$16.273	$15.447
Accumulation unit value at end of period	$34.139	$27.113	$26.591	$23.689	$21.300	$23.466	$20.443	$17.506	$16.273
Number of accumulation units outstanding at end of period (in thousands)	-	0	0	1	1	1	2	1	1
Alger Capital Appreciation Institutional Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.005	$27.242	$20.793	$20.698	$19.485	$17.197	$12.757	$10.800	$10.829
Accumulation unit value at end of period	$35.948	$27.005	$27.242	$20.793	$20.698	$19.485	$17.197	$12.757	$10.800
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	7	6	87	110	122
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.180	$29.585	$22.694	$22.703	$21.479	$19.052	$15.548	$-	$-
Accumulation unit value at end of period	$38.649	$29.180	$29.585	$22.694	$22.703	$21.479	$19.052	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	54	56	45	31	38	63	74	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$35.336	$35.881	$27.565	$27.617	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$46.734	$35.336	$35.881	$27.565	$27.617	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	6	20	7	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$24.754	$25.160	$19.348	$19.404	$18.404	$16.366	$12.231	$11.883	$-
Accumulation unit value at end of period	$32.705	$24.754	$25.160	$19.348	$19.404	$18.404	$16.366	$12.231	$-
Number of accumulation units outstanding at end of period (in thousands)	9	14	14	14	18	9	37	31	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.461	$35.062	$26.989	$27.094	$25.724	$22.898	$17.130	$14.627	$14.627
Accumulation unit value at end of period	$45.485	$34.461	$35.062	$26.989	$27.094	$25.724	$22.898	$17.130	$14.627
Number of accumulation units outstanding at end of period (in thousands)	8	4	4	4	4	5	5	19	9

APP I-236

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$23.906	$24.372	$18.798	$18.909	$17.989	$16.044	$12.027	$10.290	$10.290
Accumulation unit value at end of period	$31.491	$23.906	$24.372	$18.798	$18.909	$17.989	$16.044	$12.027	$10.290
Number of accumulation units outstanding at end of period (in thousands)	26	35	36	37	32	31	31	31	19
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.773	$33.480	$25.874	$26.079	$24.859	$22.216	$16.687	$14.306	$15.493
Accumulation unit value at end of period	$43.085	$32.773	$33.480	$25.874	$26.079	$24.859	$22.216	$16.687	$14.306
Number of accumulation units outstanding at end of period (in thousands)	24	23	27	36	31	31	26	26	20
Alger Mid Cap Growth Institutional Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.676	$18.084	$13.959	$13.762	$13.953	$12.757	$9.366	$8.057	$8.229
Accumulation unit value at end of period	$21.645	$16.676	$18.084	$13.959	$13.762	$13.953	$12.757	$9.366	$8.057
Number of accumulation units outstanding at end of period (in thousands)	6	7	8	-	-	-	0	0	0
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.736	$17.150	$13.304	$13.182	$13.432	$12.342	$10.199	$-	$-
Accumulation unit value at end of period	$20.322	$15.736	$17.150	$13.304	$13.182	$13.432	$12.342	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	26	25	26	27	37	38	36	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.343	$23.297	$18.100	$17.960	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.523	$21.343	$23.297	$18.100	$17.960	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	3	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.285	$16.701	$12.988	$12.901	$13.179	$12.140	$8.980	$8.883	$-
Accumulation unit value at end of period	$19.691	$15.285	$16.701	$12.988	$12.901	$13.179	$12.140	$8.980	$-
Number of accumulation units outstanding at end of period (in thousands)	12	13	12	6	8	5	2	3	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.814	$22.765	$17.722	$17.620	$18.018	$16.614	$12.301	$10.673	$10.673
Accumulation unit value at end of period	$26.787	$20.814	$22.765	$17.722	$17.620	$18.018	$16.614	$12.301	$10.673
Number of accumulation units outstanding at end of period (in thousands)	11	10	12	12	11	13	12	13	19

APP I-237

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.762	$16.178	$12.619	$12.572	$12.881	$11.902	$8.830	$7.676	$7.676
Accumulation unit value at end of period	$18.960	$14.762	$16.178	$12.619	$12.572	$12.881	$11.902	$8.830	$7.676
Number of accumulation units outstanding at end of period (in thousands)	5	8	11	20	20	18	19	16	12
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.795	$21.738	$16.990	$16.959	$17.412	$16.119	$11.983	$10.438	$11.976
Accumulation unit value at end of period	$25.374	$19.795	$21.738	$16.990	$16.959	$17.412	$16.119	$11.983	$10.438
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	4	7	10	12	13	16
Blackrock S&P 500 Index V.I. Fund
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.357	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.254	$9.357	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	120	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.320	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.146	$9.320	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	30	53	-	-	-	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$9.309	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.113	$9.309	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	8	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.302	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.092	$9.302	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	16	16	-	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.295	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.070	$9.295	$-	$-	$-	$-	$-	$-	-
Number of accumulation units outstanding at end of period (in thousands)	19	18	-	-	-	-	-	-	-

APP I-238

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.280	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.027	$9.280	$-	$-	$-	$-	$-	$-	-
Number of accumulation units outstanding at end of period (in thousands)	20	22	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.266	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.984	$9.266	$-	$-	$-	$-	$-	-	-
Number of accumulation units outstanding at end of period (in thousands)	23	36	-	-	-	-	-	-	-
MSIF Global Opportunity Portfolio
Program and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.526	$15.525	$10.470	$10.457	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.517	$14.526	$15.525	$10.470	$10.457	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	1	-	-	-	-
Program and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.411	$15.441	$10.439	$10.452	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.314	$14.411	$15.441	$10.439	$10.452	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	1	-	-	-	-	-	-
Program and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.365	$15.407	$10.426	$10.450	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.233	$14.365	$15.407	$10.426	$10.450	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-239

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Program and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.273	$15.340	$10.401	$10.446	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.072	$14.273	$15.340	$10.401	$10.446	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Program and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.182	$15.273	$10.377	$10.442	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.913	$14.182	$15.273	$10.377	$10.442	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	4	3	-	-	-	-

APP I-240

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

Program and Administrative Charge of 0.00% — Method Two
(as a percentage of average daily Sub-Account Value)

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB Discovery Value Fund
Accumulation unit value at beginning of period	$17.300	$22.780	$21.550	$17.930	$20.270	$21.360	$17.100	$15.230	$16.110
Accumulation unit value at end of period	$19.910	$17.300	$22.780	$21.550	$17.930	$20.270	$21.360	$17.100	$15.230
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
AB International Value Fund
Accumulation unit value at beginning of period	$11.390	$14.860	$12.130	$12.270	$12.140	$13.410	$11.520	$10.400	$11.310
Accumulation unit value at end of period	$13.120	$11.390	$14.860	$12.130	$12.270	$12.140	$13.410	$11.520	$10.400
Number of accumulation units outstanding at end of period (in thousands)	-	0	-	1	1	1	1	1	1
AB Sustainable International Fund
Accumulation unit value at beginning of period	$14.110	$19.510	$14.510	$15.740	$16.080	$16.310	$14.550	$12.710	$13.180
Accumulation unit value at end of period	$17.700	$14.110	$19.510	$14.510	$15.740	$16.080	$16.310	$14.550	$12.710
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
AllianzGI NFJ Dividend Value Fund
Accumulation unit value at beginning of period	$10.710	$15.140	$16.730	$15.290	$17.130	$15.900	$12.640	$11.370	$11.220
Accumulation unit value at end of period	$11.690	$10.710	$15.140	$16.730	$15.290	$17.130	$15.900	$12.640	$11.370
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
AllianzGI NFJ International Value Fund
Accumulation unit value at beginning of period	$16.310	$19.770	$16.350	$17.980	$21.360	$23.120	$21.380	$20.040	$-
Accumulation unit value at end of period	$19.340	$16.310	$19.770	$16.350	$17.980	$21.360	$23.120	$21.380	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
APP I-241

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Century Diversified Bond Fund
Accumulation unit value at beginning of period	$10.340	$10.780	$10.650	$10.640	$10.900	$10.550	$11.150	$10.990	$11.060
Accumulation unit value at end of period	$10.950	$10.340	$10.780	$10.650	$10.640	$10.900	$10.550	$11.150	$10.990
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
American Century Equity Income Fund
Accumulation unit value at beginning of period	$7.900	$8.910	$8.810	$7.960	$8.750	$8.580	$7.820	$7.270	$7.150
Accumulation unit value at end of period	$9.120	$7.900	$8.910	$8.810	$7.960	$8.750	$8.580	$7.820	$7.270
Number of accumulation units outstanding at end of period (in thousands)	-	11	10	-	-	-	-	-	-
American Century Growth Fund
Accumulation unit value at beginning of period	$27.460	$31.840	$27.060	$27.370	$28.090	$32.050	$26.400	$24.190	$25.400
Accumulation unit value at end of period	$35.130	$27.460	$31.840	$27.060	$27.370	$28.090	$32.050	$26.400	$24.190
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
American Century Mid Cap Value Fund
Accumulation unit value at beginning of period	$13.430	$17.490	$17.190	$14.570	$16.440	$15.730	$13.020	$11.690	$12.150
Accumulation unit value at end of period	$17.040	$13.430	$17.490	$17.190	$14.570	$16.440	$15.730	$13.020	$11.690
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
American Century Small Cap Value Fund
Accumulation unit value at beginning of period	$6.030	$8.640	$9.000	$7.530	$8.810	$9.670	$8.470	$7.710	$8.260
Accumulation unit value at end of period	$7.850	$6.030	$8.640	$9.000	$7.530	$8.810	$9.670	$8.470	$7.710
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
American Funds AMCAP Fund®
Accumulation unit value at beginning of period	$26.980	$30.540	$26.480	$25.270	$27.410	$26.880	$21.380	$18.560	$18.620
Accumulation unit value at end of period	$32.390	$26.980	$30.540	$26.480	$25.270	$27.410	$26.880	$21.380	$18.560
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
American Funds American Mutual Fund®
Accumulation unit value at beginning of period	$37.200	$40.490	$36.570	$33.620	$36.900	$34.600	$28.190	$25.720	$25.400
Accumulation unit value at end of period	$43.150	$37.200	$40.490	$36.570	$33.620	$36.900	$34.600	$28.190	$25.720
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-242

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Funds Capital Income Builder®
Accumulation unit value at beginning of period	$56.340	$62.820	$57.650	$55.850	$59.580	$58.550	$52.770	$49.220	$49.180
Accumulation unit value at end of period	$63.330	$56.340	$62.820	$57.650	$55.850	$59.580	$58.550	$52.770	$49.220
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
American Funds Capital World Growth and Income FundSM
Accumulation unit value at beginning of period	$42.500	$50.770	$43.550	$43.100	$45.820	$45.070	$36.990	$31.950	$32.380
Accumulation unit value at end of period	$51.900	$42.500	$50.770	$43.550	$43.100	$45.820	$45.070	$36.990	$31.950
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	2	2
American Funds EuroPacific Growth Fund®
Accumulation unit value at beginning of period	$44.110	$55.090	$44.250	$44.500	$46.240	$48.130	$40.450	$34.520	$35.890
Accumulation unit value at end of period	$54.440	$44.110	$55.090	$44.250	$44.500	$46.240	$48.130	$40.450	$34.520
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	0	0
American Funds Fundamental Investors FundSM
Accumulation unit value at beginning of period	$52.150	$62.050	$54.310	$50.600	$51.940	$51.870	$40.700	$35.320	$35.460
Accumulation unit value at end of period	$61.840	$52.150	$62.050	$54.310	$50.600	$51.940	$51.870	$40.700	$35.320
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
American Funds New Perspective Fund®
Accumulation unit value at beginning of period	$36.810	$42.200	$34.590	$35.300	$35.590	$36.900	$30.740	$25.740	$26.410
Accumulation unit value at end of period	$46.130	$36.810	$42.200	$34.590	$35.300	$35.590	$36.900	$30.740	$25.740
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
American Funds The Growth Fund of America®
Accumulation unit value at beginning of period	$41.920	$48.630	$41.320	$40.620	$42.020	$42.390	$33.890	$28.330	$28.790
Accumulation unit value at end of period	$50.070	$41.920	$48.630	$41.320	$40.620	$42.020	$42.390	$33.890	$28.330
Number of accumulation units outstanding at end of period (in thousands)	35	33	30	34	36	38	39	41	47
American Funds The Income Fund of America®
Accumulation unit value at beginning of period	$20.550	$23.280	$21.590	$20.160	$21.510	$20.580	$18.010	$16.710	$16.500
Accumulation unit value at end of period	$23.140	$20.550	$23.280	$21.590	$20.160	$21.510	$20.580	$18.010	$16.710
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-243

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Funds The Investment Company of America®
Accumulation unit value at beginning of period	$33.780	$40.240	$36.110	$33.270	$36.970	$36.600	$30.090	$27.030	$27.000
Accumulation unit value at end of period	$39.400	$33.780	$40.240	$36.110	$33.270	$36.970	$36.600	$30.090	$27.030
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
American Funds The New Economy Fund®
Accumulation unit value at beginning of period	$37.910	$43.630	$35.270	$35.310	$36.140	$37.640	$28.050	$23.480	$23.770
Accumulation unit value at end of period	$44.550	$37.910	$43.630	$35.270	$35.310	$36.140	$37.640	$28.050	$23.480
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
American Funds Washington Mutual Investors FundSM
Accumulation unit value at beginning of period	$40.710	$45.270	$40.640	$38.170	$40.670	$39.180	$31.020	$28.240	$27.920
Accumulation unit value at end of period	$47.690	$40.710	$45.270	$40.640	$38.170	$40.670	$39.180	$31.020	$28.240
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Ave Maria Growth Fund
Accumulation unit value at beginning of period	$28.190	$30.800	$26.440	$25.020	$28.240	$30.190	$23.710	$20.670	$20.820
Accumulation unit value at end of period	$38.000	$28.190	$30.800	$26.440	$25.020	$28.240	$30.190	$23.710	$20.670
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Ave Maria Rising Dividend Fund
Accumulation unit value at beginning of period	$15.830	$18.440	$16.790	$15.580	$17.720	$17.560	$13.490	$12.680	$12.900
Accumulation unit value at end of period	$18.680	$15.830	$18.440	$16.790	$15.580	$17.720	$17.560	$13.490	$12.680
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Ave Maria Value Fund
Accumulation unit value at beginning of period	$17.190	$20.880	$19.120	$16.420	$12.100	$14.080	$11.380	$10.990	$11.250
Accumulation unit value at end of period	$19.680	$17.190	$20.880	$19.120	$16.420	$12.100	$14.080	$11.380	$10.990
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock Advantage Large Cap Growth Fund
Accumulation unit value at beginning of period	$12.970	$14.570	$12.610	$11.530	$12.230	$14.450	$11.820	$10.740	$10.820
Accumulation unit value at end of period	$16.590	$12.970	$14.570	$12.610	$11.530	$12.230	$14.450	$11.820	$10.740
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-244

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock Advantage Small Cap Growth Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock Capital Appreciation Fund, Inc.
Accumulation unit value at beginning of period	$23.230	$25.870	$22.020	$22.990	$23.920	$27.340	$23.750	$20.890	$21.150
Accumulation unit value at end of period	$27.580	$23.230	$25.870	$22.020	$22.990	$23.920	$27.340	$23.750	$20.890
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock Equity Dividend Fund
Accumulation unit value at beginning of period	$18.640	$22.710	$22.500	$20.950	$24.900	$24.280	$19.890	$18.150	$17.950
Accumulation unit value at end of period	$20.810	$18.640	$22.710	$22.500	$20.950	$24.900	$24.280	$19.890	$18.150
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock Global Allocation Fund, Inc.
Accumulation unit value at beginning of period	$17.300	$19.700	$18.180	$17.840	$19.770	$21.330	$19.740	$18.160	$18.840
Accumulation unit value at end of period	$19.210	$17.300	$19.700	$18.180	$17.840	$19.770	$21.330	$19.740	$18.160
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock International Dividend Fund
Accumulation unit value at beginning of period	$23.830	$29.140	$29.250	$30.430	$30.720	$39.850	$32.750	$28.150	$29.300
Accumulation unit value at end of period	$28.620	$23.830	$29.140	$29.250	$30.430	$30.720	$39.850	$32.750	$28.150
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock LifePath® Dynamic 2025 Fund
Accumulation unit value at beginning of period	$11.700	$13.500	$12.640	$12.040	$12.780	$13.100	$12.190	$11.290	$-
Accumulation unit value at end of period	$13.290	$11.700	$13.500	$12.640	$12.040	$12.780	$13.100	$12.190	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock LifePath® Dynamic 2030 Fund
Accumulation unit value at beginning of period	$11.390	$13.720	$13.330	$12.780	$14.280	$15.620	$14.900	$13.810	$14.050
Accumulation unit value at end of period	$13.020	$11.390	$13.720	$13.330	$12.780	$14.280	$15.620	$14.900	$13.810
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-245

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock LifePath® Dynamic 2035 Fund
Accumulation unit value at beginning of period	$12.150	$14.460	$13.260	$12.560	$13.410	$13.770	$12.510	$11.450	$-
Accumulation unit value at end of period	$14.270	$12.150	$14.460	$13.260	$12.560	$13.410	$13.770	$12.510	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock LifePath® Dynamic 2040 Fund
Accumulation unit value at beginning of period	$13.220	$16.530	$15.910	$15.100	$17.220	$18.980	$17.690	$16.180	$16.380
Accumulation unit value at end of period	$15.440	$13.220	$16.530	$15.910	$15.100	$17.220	$18.980	$17.690	$16.180
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock LifePath® Dynamic 2045 Fund
Accumulation unit value at beginning of period	$12.720	$15.400	$13.870	$13.090	$14.040	$14.390	$12.750	$11.550	$-
Accumulation unit value at end of period	$15.270	$12.720	$15.400	$13.870	$13.090	$14.040	$14.390	$12.750	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock LifePath® Dynamic 2050 Fund
Accumulation unit value at beginning of period	$17.060	$21.470	$18.540	$17.490	$19.560	$21.360	$19.170	$17.150	$17.680
Accumulation unit value at end of period	$20.310	$17.060	$21.470	$18.540	$17.490	$19.560	$21.360	$19.170	$17.150
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock LifePath® Dynamic 2055 Fund
Accumulation unit value at beginning of period	$13.130	$15.810	$14.250	$13.440	$14.300	$14.620	$12.730	$11.460	$-
Accumulation unit value at end of period	$15.820	$13.130	$15.810	$14.250	$13.440	$14.300	$14.620	$12.730	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock LifePath® Dynamic Retirement Fund
Accumulation unit value at beginning of period	$8.450	$9.720	$9.640	$9.260	$9.990	$10.690	$10.840	$10.500	$10.870
Accumulation unit value at end of period	$9.580	$8.450	$9.720	$9.640	$9.260	$9.990	$10.690	$10.840	$10.500
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BlackRock Mid Cap Dividend Fund
Accumulation unit value at beginning of period	$14.640	$17.470	$19.990	$17.210	$21.360	$23.250	$18.590	$16.480	$16.500
Accumulation unit value at end of period	$18.170	$14.640	$17.470	$19.990	$17.210	$21.360	$23.250	$18.590	$16.480
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-246

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Blackrock S&P 500 Index V.I. Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Calamos Global Equity Fund
Accumulation unit value at beginning of period	$9.650	$14.720	$12.000	$12.690	$12.330	$15.330	$13.140	$12.060	$-
Accumulation unit value at end of period	$11.560	$9.650	$14.720	$12.000	$12.690	$12.330	$15.330	$13.140	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
BNY Mellon Bond Market Index Fund
Accumulation unit value at beginning of period	$10.020	$10.310	$10.230	$10.290	$10.560	$10.320	$11.020	$10.970	$10.880
Accumulation unit value at end of period	$10.560	$10.020	$10.310	$10.230	$10.290	$10.560	$10.320	$11.020	$10.970
Number of accumulation units outstanding at end of period (in thousands)	-	6	9	8	-	-	-	-	-
BNY Mellon Midcap Index Fund, Inc.
Accumulation unit value at beginning of period	$28.790	$37.230	$35.060	$32.310	$37.600	$36.750	$28.930	$25.920	$27.370
Accumulation unit value at end of period	$32.610	$28.790	$37.230	$35.060	$32.310	$37.600	$36.750	$28.930	$25.920
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	1	1	1	1	1
BNY Mellon S&P 500 Index Fund
Accumulation unit value at beginning of period	$43.970	$54.050	$48.670	$48.450	$51.700	$48.850	$38.410	$34.370	$34.800
Accumulation unit value at end of period	$50.330	$43.970	$54.050	$48.670	$48.450	$51.700	$48.850	$38.410	$34.370
Number of accumulation units outstanding at end of period (in thousands)	-	2	1	-	-	-	-	-	-
BNY Mellon Smallcap Stock Index Fund
Accumulation unit value at beginning of period	$25.330	$31.520	$30.110	$25.480	$28.940	$29.630	$21.950	$19.740	$20.340
Accumulation unit value at end of period	$28.590	$25.330	$31.520	$30.110	$25.480	$28.940	$29.630	$21.950	$19.740
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	0	0	1
Calamos International Growth Fund
Accumulation unit value at beginning of period	$14.840	$21.400	$15.980	$17.030	$16.590	$19.960	$18.040	$-	$-
Accumulation unit value at end of period	$19.190	$14.840	$21.400	$15.980	$17.030	$16.590	$19.960	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-247

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Calvert Bond Fund
Accumulation unit value at beginning of period	$15.710	$16.130	$15.830	$15.700	$16.080	$15.520	$16.320	$15.780	$15.740
Accumulation unit value at end of period	$16.460	$15.710	$16.130	$15.830	$15.700	$16.080	$15.520	$16.320	$15.780
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Calvert Equity Fund
Accumulation unit value at beginning of period	$41.620	$42.890	$36.840	$40.030	$48.410	$48.010	$38.440	$33.330	$35.570
Accumulation unit value at end of period	$55.180	$41.620	$42.890	$36.840	$40.030	$48.410	$48.010	$38.440	$33.330
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
ClearBridge Appreciation Fund
Accumulation unit value at beginning of period	$21.720	$23.600	$20.970	$19.860	$20.510	$19.350	$15.700	$15.280	$-
Accumulation unit value at end of period	$26.270	$21.720	$23.600	$20.970	$19.860	$20.510	$19.350	$15.700	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
ClearBridge Mid Cap Fund
Accumulation unit value at beginning of period	$27.950	$33.430	$31.640	$29.550	$30.330	$29.250	$23.170	$20.520	$20.700
Accumulation unit value at end of period	$34.350	$27.950	$33.430	$31.640	$29.550	$30.330	$29.250	$23.170	$20.520
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
ClearBridge Small Cap Growth Fund
Accumulation unit value at beginning of period	$29.930	$33.000	$27.360	$26.610	$28.300	$28.500	$20.180	$17.340	$17.400
Accumulation unit value at end of period	$34.840	$29.930	$33.000	$27.360	$26.610	$28.300	$28.500	$20.180	$17.340
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Columbia Acorn® Fund
Accumulation unit value at beginning of period	$10.650	$12.920	$13.350	$17.630	$30.300	$35.780	$29.360	$26.630	$27.850
Accumulation unit value at end of period	$11.710	$10.650	$12.920	$13.350	$17.630	$30.300	$35.780	$29.360	$26.630
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Columbia Contrarian Core Fund
Accumulation unit value at beginning of period	$21.330	$25.690	$22.360	$20.930	$21.530	$20.500	$16.090	$13.720	$14.000
Accumulation unit value at end of period	$26.710	$21.330	$25.690	$22.360	$20.930	$21.530	$20.500	$16.090	$13.720
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-248

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Disciplined Small Core Fund
Accumulation unit value at beginning of period	$4.480	$7.430	$8.610	$11.210	$17.900	$19.610	$15.720	$14.420	$14.970
Accumulation unit value at end of period	$5.370	$4.480	$7.430	$8.610	$11.210	$17.900	$19.610	$15.720	$14.420
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Columbia Large Cap Growth III Fund
Accumulation unit value at beginning of period	$15.080	$17.530	$14.590	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.570	$15.080	$17.530	$14.590	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Columbia Select Mid Cap Value Fund
Accumulation unit value at beginning of period	$8.900	$13.670	$14.630	$13.870	$17.020	$17.890	$14.800	$12.800	$12.760
Accumulation unit value at end of period	$11.310	$8.900	$13.670	$14.630	$13.870	$17.020	$17.890	$14.800	$12.800
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Davis New York Venture Fund
Accumulation unit value at beginning of period	$24.500	$34.250	$30.520	$30.890	$36.840	$41.410	$34.780	$32.500	$32.630
Accumulation unit value at end of period	$29.660	$24.500	$34.250	$30.520	$30.890	$36.840	$41.410	$34.780	$32.500
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	1	1	2
Delaware Diversified Income Fund
Accumulation unit value at beginning of period	$8.220	$8.730	$8.600	$8.570	$8.970	$8.890	$9.350	$9.180	$-
Accumulation unit value at end of period	$8.810	$8.220	$8.730	$8.600	$8.570	$8.970	$8.890	$9.350	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Delaware Extended Duration Bond Fund
Accumulation unit value at beginning of period	$6.000	$6.790	$6.270	$6.050	$6.620	$6.230	$6.790	$6.500	$-
Accumulation unit value at end of period	$6.960	$6.000	$6.790	$6.270	$6.050	$6.620	$6.230	$6.790	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
DWS Capital Growth Fund
Accumulation unit value at beginning of period	$64.970	$77.030	$66.610	$69.520	$71.770	$74.010	$58.830	$51.440	$52.360
Accumulation unit value at end of period	$83.780	$64.970	$77.030	$66.610	$69.520	$71.770	$74.010	$58.830	$51.440
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-249

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
DWS International Growth Fund
Accumulation unit value at beginning of period	$28.870	$35.180	$28.180	$28.170	$28.720	$29.460	$23.470	$20.100	$20.920
Accumulation unit value at end of period	$37.610	$28.870	$35.180	$28.180	$28.170	$28.720	$29.460	$23.470	$20.100
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Eaton Vance Atlanta Capital SMID-Cap Fund
Accumulation unit value at beginning of period	$26.820	$30.500	$25.420	$23.790	$23.320	$22.960	$17.030	$15.400	$-
Accumulation unit value at end of period	$33.520	$26.820	$30.500	$25.420	$23.790	$23.320	$22.960	$17.030	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Eaton Vance Balanced Fund
Accumulation unit value at beginning of period	$8.280	$9.110	$8.410	$8.190	$8.460	$8.460	$7.570	$6.910	$6.890
Accumulation unit value at end of period	$9.850	$8.280	$9.110	$8.410	$8.190	$8.460	$8.460	$7.570	$6.910
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Eaton Vance Income Fund of Boston
Accumulation unit value at beginning of period	$5.280	$5.750	$5.730	$5.400	$5.860	$6.060	$6.000	$5.660	$5.580
Accumulation unit value at end of period	$5.650	$5.280	$5.750	$5.730	$5.400	$5.860	$6.060	$6.000	$5.660
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Eaton Vance Large-Cap Value Fund
Accumulation unit value at beginning of period	$16.500	$19.520	$18.030	$16.690	$18.730	$23.910	$19.500	$17.130	$16.970
Accumulation unit value at end of period	$20.980	$16.500	$19.520	$18.030	$16.690	$18.730	$23.910	$19.500	$17.130
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Federated Clover Small Value Fund
Accumulation unit value at beginning of period	$17.400	$25.930	$27.020	$22.730	$24.840	$25.910	$20.800	$20.090	$-
Accumulation unit value at end of period	$20.750	$17.400	$25.930	$27.020	$22.730	$24.840	$25.910	$20.800	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Federated Equity Income Fund, Inc.
Accumulation unit value at beginning of period	$18.590	$25.310	$23.010	$21.890	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.070	$18.590	$25.310	$23.010	$21.890	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-250

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Federated Kaufmann Fund
Accumulation unit value at beginning of period	$5.050	$5.600	$4.920	$5.270	$5.780	$6.170	$5.020	$4.650	$4.780
Accumulation unit value at end of period	$6.000	$5.050	$5.600	$4.920	$5.270	$5.780	$6.170	$5.020	$4.650
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Franklin Conservative Allocation Fund
Accumulation unit value at beginning of period	$13.330	$14.860	$13.740	$13.400	$14.530	$14.650	$14.060	$13.330	$13.510
Accumulation unit value at end of period	$14.080	$13.330	$14.860	$13.740	$13.400	$14.530	$14.650	$14.060	$13.330
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Franklin Growth Allocation Fund
Accumulation unit value at beginning of period	$16.540	$19.340	$17.430	$17.010	$18.570	$18.400	$15.810	$14.530	$14.830
Accumulation unit value at end of period	$18.130	$16.540	$19.340	$17.430	$17.010	$18.570	$18.400	$15.810	$14.530
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Franklin Growth Fund
Accumulation unit value at beginning of period	$89.980	$94.510	$76.610	$73.370	$74.690	$65.180	$50.610	$44.640	$45.020
Accumulation unit value at end of period	$112.240	$89.980	$94.510	$76.610	$73.370	$74.690	$65.180	$50.610	$44.640
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Franklin High Income Fund
Accumulation unit value at beginning of period	$1.720	$1.880	$1.860	$1.660	$1.980	$2.110	$2.090	$1.940	$1.910
Accumulation unit value at end of period	$1.860	$1.720	$1.880	$1.860	$1.660	$1.980	$2.110	$2.090	$1.940
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Franklin Income Fund
Accumulation unit value at beginning of period	$2.140	$2.380	$2.310	$2.100	$2.400	$2.420	$2.240	$2.100	$2.060
Accumulation unit value at end of period	$2.350	$2.140	$2.380	$2.310	$2.100	$2.400	$2.420	$2.240	$2.100
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Franklin Moderate Allocation Fund
Accumulation unit value at beginning of period	$14.060	$16.110	$14.860	$14.490	$15.710	$15.790	$14.590	$13.680	$13.890
Accumulation unit value at end of period	$15.080	$14.060	$16.110	$14.860	$14.490	$15.710	$15.790	$14.590	$13.680
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
APP I-251

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Mutual Beacon Fund
Accumulation unit value at beginning of period	$13.630	$16.470	$15.180	$14.200	$16.470	$16.800	$13.280	$11.610	$11.670
Accumulation unit value at end of period	$16.240	$13.630	$16.470	$15.180	$14.200	$16.470	$16.800	$13.280	$11.610
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Franklin Mutual Global Discovery Fund
Accumulation unit value at beginning of period	$26.330	$31.800	$30.570	$28.860	$32.810	$33.240	$28.270	$27.140	$27.340
Accumulation unit value at end of period	$30.510	$26.330	$31.800	$30.570	$28.860	$32.810	$33.240	$28.270	$27.140
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Franklin Mutual Shares Fund
Accumulation unit value at beginning of period	$24.000	$28.350	$27.970	$25.780	$29.290	$28.120	$22.310	$19.810	$19.780
Accumulation unit value at end of period	$27.260	$24.000	$28.350	$27.970	$25.780	$29.290	$28.120	$22.310	$19.810
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Franklin Small Cap Value Fund
Accumulation unit value at beginning of period	$41.200	$55.840	$54.970	$44.520	$53.990	$59.500	$46.450	$40.940	$42.610
Accumulation unit value at end of period	$48.810	$41.200	$55.840	$54.970	$44.520	$53.990	$59.500	$46.450	$40.940
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Franklin Strategic Income Fund
Accumulation unit value at beginning of period	$9.260	$9.840	$9.630	$9.150	$10.000	$10.460	$10.680	$10.090	$10.040
Accumulation unit value at end of period	$9.580	$9.260	$9.840	$9.630	$9.150	$10.000	$10.460	$10.680	$10.090
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Franklin Total Return Fund
Accumulation unit value at beginning of period	$9.350	$9.790	$9.660	$9.560	$10.040	$9.850	$10.330	$10.040	$10.190
Accumulation unit value at end of period	$9.840	$9.350	$9.790	$9.660	$9.560	$10.040	$9.850	$10.330	$10.040
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Frost Growth Equity Fund
Accumulation unit value at beginning of period	$11.100	$12.490	$12.280	$13.510	$14.360	$13.530	$10.850	$9.650	$9.820
Accumulation unit value at end of period	$13.330	$11.100	$12.490	$12.280	$13.510	$14.360	$13.530	$10.850	$9.650
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-252

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Frost Value Equity Fund
Accumulation unit value at beginning of period	$7.230	$9.100	$9.700	$9.740	$10.750	$10.820	$9.040	$8.810	$8.710
Accumulation unit value at end of period	$6.990	$7.230	$9.100	$9.700	$9.740	$10.750	$10.820	$9.040	$8.810
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Goldman Sachs Government Income Fund
Accumulation unit value at beginning of period	$14.380	$14.630	$14.630	$14.720	$14.900	$14.520	$15.080	$15.420	$15.670
Accumulation unit value at end of period	$14.900	$14.380	$14.630	$14.630	$14.720	$14.900	$14.520	$15.080	$15.420
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1
Goldman Sachs Growth Opportunities Fund
Accumulation unit value at beginning of period	$14.320	$21.090	$20.320	$20.630	$24.830	$27.940	$22.910	$20.660	$22.140
Accumulation unit value at end of period	$14.100	$14.320	$21.090	$20.320	$20.630	$24.830	$27.940	$22.910	$20.660
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Goldman Sachs High Yield Fund
Accumulation unit value at beginning of period	$5.950	$6.520	$6.490	$6.030	$6.720	$7.120	$7.290	$6.850	$6.780
Accumulation unit value at end of period	$6.480	$5.950	$6.520	$6.490	$6.030	$6.720	$7.120	$7.290	$6.850
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	7	2	3
Goldman Sachs Large Cap Value Fund
Accumulation unit value at beginning of period	$12.670	$15.640	$16.690	$15.240	$17.620	$16.680	$12.660	$10.740	$10.710
Accumulation unit value at end of period	$15.060	$12.670	$15.640	$16.690	$15.240	$17.620	$16.680	$12.660	$10.740
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Goldman Sachs Mid Cap Value Fund
Accumulation unit value at beginning of period	$26.800	$35.200	$36.790	$32.930	$41.250	$44.080	$39.030	$37.290	$-
Accumulation unit value at end of period	$34.180	$26.800	$35.200	$36.790	$32.930	$41.250	$44.080	$39.030	$-
Number of accumulation units outstanding at end of period (in thousands)	39	38	34	37	39	40	36	35	-
Goldman Sachs Satellite Strategies
Accumulation unit value at beginning of period	$7.380	$8.450	$7.640	$7.450	$7.890	$8.160	$8.220	$7.990	$-
Accumulation unit value at end of period	$8.450	$7.380	$8.450	$7.640	$7.450	$7.890	$8.160	$8.220	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-253

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Goldman Sachs Small Cap Value Fund
Accumulation unit value at beginning of period	$42.690	$56.270	$56.100	$46.750	$52.320	$53.230	$42.310	$38.900	$39.010
Accumulation unit value at end of period	$50.030	$42.690	$56.270	$56.100	$46.750	$52.320	$53.230	$42.310	$38.900
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Hartford AARP Balanced Retirement Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Hartford Global Impact Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Hartford International Equity Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Hartford Moderate Allocation Fund
Accumulation unit value at beginning of period	$10.420	$12.080	$11.050	$10.670	$11.780	$12.950	$11.940	$10.980	$11.070
Accumulation unit value at end of period	$11.920	$10.420	$12.080	$11.050	$10.670	$11.780	$12.950	$11.940	$10.980
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco American Franchise Fund
Accumulation unit value at beginning of period	$17.240	$19.710	$16.340	$16.660	$16.670	$16.910	$12.630	$12.880	$-
Accumulation unit value at end of period	$21.990	$17.240	$19.710	$16.340	$16.660	$16.670	$16.910	$12.630	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco American Value Fund
Accumulation unit value at beginning of period	$28.600	$37.090	$38.040	$33.210	$39.200	$39.550	$31.770	$27.270	$26.460
Accumulation unit value at end of period	$34.550	$28.600	$37.090	$38.040	$33.210	$39.200	$39.550	$31.770	$27.270
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-254

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Comstock Fund
Accumulation unit value at beginning of period	$21.520	$26.860	$23.670	$21.680	$25.520	$23.770	$17.810	$15.210	$15.050
Accumulation unit value at end of period	$25.050	$21.520	$26.860	$23.670	$21.680	$25.520	$23.770	$17.810	$15.210
Number of accumulation units outstanding at end of period (in thousands)	109	105	100	122	122	122	137	154	178
Invesco Developing Markets Fund
Accumulation unit value at beginning of period	$30.110	$37.630	$29.080	$24.490	$30.420	$32.380	$33.850	$28.530	$29.850
Accumulation unit value at end of period	$38.550	$30.110	$37.630	$29.080	$24.490	$30.420	$32.380	$33.850	$28.530
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Equity and Income Fund
Accumulation unit value at beginning of period	$9.120	$10.960	$10.560	$9.620	$10.360	$10.660	$9.190	$8.320	$8.200
Accumulation unit value at end of period	$10.290	$9.120	$10.960	$10.560	$9.620	$10.360	$10.660	$9.190	$8.320
Number of accumulation units outstanding at end of period (in thousands)	216	208	206	237	242	259	263	265	301
Invesco Growth and Income Fund
Accumulation unit value at beginning of period	$20.480	$26.970	$26.340	$23.570	$26.540	$27.020	$20.940	$18.570	$18.240
Accumulation unit value at end of period	$23.540	$20.480	$26.970	$26.340	$23.570	$26.540	$27.020	$20.940	$18.570
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco International Growth Fund
Accumulation unit value at beginning of period	$27.990	$36.280	$30.350	$30.990	$32.220	$33.850	$28.840	$25.300	$26.120
Accumulation unit value at end of period	$32.280	$27.990	$36.280	$30.350	$30.990	$32.220	$33.850	$28.840	$25.300
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Mid Cap Growth Fund
Accumulation unit value at beginning of period	$31.300	$37.760	$33.610	$34.350	$36.700	$37.450	$28.020	$25.070	$27.660
Accumulation unit value at end of period	$33.800	$31.300	$37.760	$33.610	$34.350	$36.700	$37.450	$28.020	$25.070
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer Developing Markets Fund
Accumulation unit value at beginning of period	$38.170	$43.560	$32.420	$30.400	$35.520	$38.020	$35.290	$29.320	$31.000
Accumulation unit value at end of period	$46.330	$38.170	$43.560	$32.420	$30.400	$35.520	$38.020	$35.290	$29.320
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-255

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Oppenheimer Equity Income Fund
Accumulation unit value at beginning of period	$26.410	$32.350	$29.660	$26.490	$32.110	$31.490	$25.510	$23.380	$-
Accumulation unit value at end of period	$30.420	$26.410	$32.350	$29.660	$26.490	$32.110	$31.490	$25.510	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer Global Fund
Accumulation unit value at beginning of period	$73.910	$95.980	$74.720	$75.120	$76.020	$78.780	$64.500	$54.040	$56.160
Accumulation unit value at end of period	$95.930	$73.910	$95.980	$74.720	$75.120	$76.020	$78.780	$64.500	$54.040
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer Global Strategic Income Fund
Accumulation unit value at beginning of period	$3.580	$3.950	$3.880	$3.790	$4.050	$4.130	$4.360	$4.070	$4.050
Accumulation unit value at end of period	$3.780	$3.580	$3.950	$3.880	$3.790	$4.050	$4.130	$4.360	$4.070
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer Gold & Special Minerals Fund
Accumulation unit value at beginning of period	$14.330	$16.500	$14.500	$10.430	$13.570	$16.440	$31.510	$34.680	$43.100
Accumulation unit value at end of period	$20.910	$14.330	$16.500	$14.500	$10.430	$13.570	$16.440	$31.510	$34.680
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer International Bond Fund
Accumulation unit value at beginning of period	$5.360	$5.960	$5.610	$5.520	$5.920	$6.080	$6.580	$6.210	$6.290
Accumulation unit value at end of period	$5.580	$5.360	$5.960	$5.610	$5.520	$5.920	$6.080	$6.580	$6.210
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer International Diversified Fund
Accumulation unit value at beginning of period	$15.480	$18.280	$13.860	$13.830	$13.870	$14.890	$12.060	$10.320	$-
Accumulation unit value at end of period	$18.880	$15.480	$18.280	$13.860	$13.830	$13.870	$14.890	$12.060	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer International Growth Fund
Accumulation unit value at beginning of period	$34.960	$43.910	$34.890	$36.080	$35.280	$38.350	$30.880	$25.690	$26.430
Accumulation unit value at end of period	$44.580	$34.960	$43.910	$34.890	$36.080	$35.280	$38.350	$30.880	$25.690
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	1	-	-	-	-	-

APP I-256

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Oppenheimer Main Street All Cap Fund®
Accumulation unit value at beginning of period	$14.810	$17.950	$17.670	$17.300	$19.640	$18.350	$14.250	$12.370	$12.120
Accumulation unit value at end of period	$19.520	$14.810	$17.950	$17.670	$17.300	$19.640	$18.350	$14.250	$12.370
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer Main Street Mid Cap Fund®
Accumulation unit value at beginning of period	$20.760	$26.570	$26.570	$24.130	$29.500	$30.640	$22.980	$19.840	$19.880
Accumulation unit value at end of period	$26.130	$20.760	$26.570	$26.570	$24.130	$29.500	$30.640	$22.980	$19.840
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer Mid Cap Value Fund
Accumulation unit value at beginning of period	$42.740	$57.390	$53.960	$45.100	$48.720	$44.350	$32.410	$29.630	$29.910
Accumulation unit value at end of period	$47.780	$42.740	$57.390	$53.960	$45.100	$48.720	$44.350	$32.410	$29.630
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer Real Estate Fund
Accumulation unit value at beginning of period	$22.280	$24.710	$24.960	$26.630	$28.630	$23.130	$22.830	$20.110	$19.250
Accumulation unit value at end of period	$26.690	$22.280	$24.710	$24.960	$26.630	$28.630	$23.130	$22.830	$20.110
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Oppenheimer Rising Dividends Fund
Accumulation unit value at beginning of period	$16.670	$19.350	$18.220	$18.510	$19.990	$19.720	$18.170	$-	$-
Accumulation unit value at end of period	$20.730	$16.670	$19.350	$18.220	$18.510	$19.990	$19.720	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Real Estate Fund
Accumulation unit value at beginning of period	$18.760	$21.280	$20.800	$22.880	$26.460	$21.680	$24.420	$25.760	$-
Accumulation unit value at end of period	$21.940	$18.760	$21.280	$20.800	$22.880	$26.460	$21.680	$24.420	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	-
Invesco Small Cap Discovery Fund
Accumulation unit value at beginning of period	$7.710	$9.660	$9.030	$8.890	$10.420	$11.870	$10.090	$9.630	$10.840
Accumulation unit value at end of period	$8.190	$7.710	$9.660	$9.030	$8.890	$10.420	$11.870	$10.090	$9.630
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-257

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Small Cap Equity Fund
Accumulation unit value at beginning of period	$11.040	$15.350	$14.250	$13.430	$15.160	$17.000	$13.240	$12.190	$12.220
Accumulation unit value at end of period	$12.500	$11.040	$15.350	$14.250	$13.430	$15.160	$17.000	$13.240	$12.190
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Small Cap Growth Fund
Accumulation unit value at beginning of period	$31.030	$37.310	$32.660	$32.030	$35.950	$39.680	$30.000	$27.710	$28.490
Accumulation unit value at end of period	$35.350	$31.030	$37.310	$32.660	$32.030	$35.950	$39.680	$30.000	$27.710
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Invesco Small Cap Value Fund
Accumulation unit value at beginning of period	$11.130	$18.960	$18.720	$16.120	$19.640	$21.660	$16.360	$15.430	$16.560
Accumulation unit value at end of period	$14.330	$11.130	$18.960	$18.720	$16.120	$19.640	$21.660	$16.360	$15.430
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Ivy Asset Strategy Fund
Accumulation unit value at beginning of period	$18.970	$23.920	$20.800	$21.990	$25.550	$32.080	$25.930	$22.300	$23.740
Accumulation unit value at end of period	$21.800	$18.970	$23.920	$20.800	$21.990	$25.550	$32.080	$25.930	$22.300
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Ivy Large Cap Growth Fund
Accumulation unit value at beginning of period	$20.170	$22.310	$18.030	$18.710	$18.600	$17.950	$14.810	$13.430	$13.550
Accumulation unit value at end of period	$24.410	$20.170	$22.310	$18.030	$18.710	$18.600	$17.950	$14.810	$13.430
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Ivy Natural Resources Fund
Accumulation unit value at beginning of period	$12.250	$16.070	$15.570	$12.580	$16.170	$18.620	$17.210	$17.200	$18.490
Accumulation unit value at end of period	$13.130	$12.250	$16.070	$15.570	$12.580	$16.170	$18.620	$17.210	$17.200
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Janus Henderson Balanced Fund
Accumulation unit value at beginning of period	$30.880	$32.840	$29.220	$28.910	$30.550	$29.960	$26.220	$24.480	$24.830
Accumulation unit value at end of period	$36.740	$30.880	$32.840	$29.220	$28.910	$30.550	$29.960	$26.220	$24.480
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-258

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Janus Henderson Enterprise Fund
Accumulation unit value at beginning of period	$106.300	$114.580	$92.570	$84.300	$84.950	$80.630	$65.320	$57.600	$58.100
Accumulation unit value at end of period	$137.000	$106.300	$114.580	$92.570	$84.300	$84.950	$80.630	$65.320	$57.600
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	-	-	-	-	-
Janus Henderson Forty Fund
Accumulation unit value at beginning of period	$28.220	$30.410	$27.110	$28.330	$29.380	$40.480	$37.950	$30.770	$31.170
Accumulation unit value at end of period	$35.900	$28.220	$30.410	$27.110	$28.330	$29.380	$40.480	$37.950	$30.770
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Janus Henderson Mid Cap Value Fund
Accumulation unit value at beginning of period	$12.860	$17.050	$16.690	$15.490	$20.160	$23.340	$21.280	$20.170	$22.010
Accumulation unit value at end of period	$16.360	$12.860	$17.050	$16.690	$15.490	$20.160	$23.340	$21.280	$20.170
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Janus Henderson Overseas Fund
Accumulation unit value at beginning of period	$27.370	$32.650	$25.330	$27.530	$31.440	$36.730	$34.030	$31.280	$36.060
Accumulation unit value at end of period	$34.110	$27.370	$32.650	$25.330	$27.530	$31.440	$36.730	$34.030	$31.280
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
JPMorgan Core Bond Fund
Accumulation unit value at beginning of period	$11.280	$11.590	$11.490	$11.550	$11.760	$11.480	$12.070	$11.850	$11.800
Accumulation unit value at end of period	$11.830	$11.280	$11.590	$11.490	$11.550	$11.760	$11.480	$12.070	$11.850
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
JPMorgan Large Cap Growth Fund
Accumulation unit value at beginning of period	$32.660	$37.610	$31.600	$35.470	$34.530	$31.780	$24.830	$-	$-
Accumulation unit value at end of period	$39.960	$32.660	$37.610	$31.600	$35.470	$34.530	$31.780	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
JPMorgan Small Cap Growth Fund
Accumulation unit value at beginning of period	$13.420	$16.080	$12.360	$11.890	$13.230	$14.430	$10.810	$10.550	$10.820
Accumulation unit value at end of period	$17.310	$13.420	$16.080	$12.360	$11.890	$13.230	$14.430	$10.810	$10.550
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-259

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
JPMorgan Small Cap Value Fund
Accumulation unit value at beginning of period	$21.380	$28.900	$29.960	$23.210	$26.600	$27.050	$20.580	$17.270	$17.080
Accumulation unit value at end of period	$23.800	$21.380	$28.900	$29.960	$23.210	$26.600	$27.050	$20.580	$17.270
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement® 2020 Fund
Accumulation unit value at beginning of period	$17.570	$19.730	$18.060	$17.570	$18.310	$17.850	$16.250	$15.770	$-
Accumulation unit value at end of period	$17.560	$17.570	$19.730	$18.060	$17.570	$18.310	$17.850	$16.250	$-
Number of accumulation units outstanding at end of period (in thousands)	-	5	4	3	-	-	-	-	-
JPMorgan SmartRetirement® 2025 Fund
Accumulation unit value at beginning of period	$17.260	$19.530	$17.500	$17.000	$17.740	$17.220	$15.390	$14.910	$-
Accumulation unit value at end of period	$18.010	$17.260	$19.530	$17.500	$17.000	$17.740	$17.220	$15.390	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement® 2030 Fund
Accumulation unit value at beginning of period	$18.600	$21.370	$18.760	$18.210	$19.070	$18.500	$16.080	$15.540	$-
Accumulation unit value at end of period	$19.130	$18.600	$21.370	$18.760	$18.210	$19.070	$18.500	$16.080	$-
Number of accumulation units outstanding at end of period (in thousands)	-	40	19	17	1	-	-	-	-
JPMorgan SmartRetirement® 2035 Fund
Accumulation unit value at beginning of period	$17.950	$20.790	$17.980	$17.410	$18.260	$17.680	$15.200	$14.690	$-
Accumulation unit value at end of period	$19.930	$17.950	$20.790	$17.980	$17.410	$18.260	$17.680	$15.200	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	-	-	-	-	-
JPMorgan SmartRetirement® 2040 Fund
Accumulation unit value at beginning of period	$19.210	$22.520	$19.280	$18.610	$19.560	$18.960	$16.070	$15.510	$-
Accumulation unit value at end of period	$21.320	$19.210	$22.520	$19.280	$18.610	$19.560	$18.960	$16.070	$-
Number of accumulation units outstanding at end of period (in thousands)	-	6	4	3	-	-	-	-	-
JPMorgan SmartRetirement® 2045 Fund
Accumulation unit value at beginning of period	$18.330	$21.420	$18.270	$17.640	$18.510	$17.920	$15.280	$14.750	$-
Accumulation unit value at end of period	$20.710	$18.330	$21.420	$18.270	$17.640	$18.510	$17.920	$15.280	$-
Number of accumulation units outstanding at end of period (in thousands)	-	8	4	3	-	-	-	-	-

APP I-260

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
JPMorgan SmartRetirement® 2050 Fund
Accumulation unit value at beginning of period	$18.360	$21.390	$18.230	$17.620	$18.480	$17.890	$15.270	$14.750	$-
Accumulation unit value at end of period	$20.830	$18.360	$21.390	$18.230	$17.620	$18.480	$17.890	$15.270	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement® 2055 Fund
Accumulation unit value at beginning of period	$20.680	$23.880	$20.290	$19.560	$20.420	$19.580	$16.410	$15.660	$-
Accumulation unit value at end of period	$23.930	$20.680	$23.880	$20.290	$19.560	$20.420	$19.580	$16.410	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	-	1	1	-	-	-
JPMorgan SmartRetirement® 2060 Fund
Accumulation unit value at beginning of period	$15.780	$17.990	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.930	$15.780	$17.990	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement® Income Fund
Accumulation unit value at beginning of period	$16.740	$18.580	$17.360	$16.900	$17.530	$17.140	$16.370	$16.080	$-
Accumulation unit value at end of period	$16.570	$16.740	$18.580	$17.360	$16.900	$17.530	$17.140	$16.370	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
JPMorgan U.S. Equity Fund
Accumulation unit value at beginning of period	$13.420	$16.240	$14.550	$13.760	$14.510	$14.070	$11.210	$9.900	$10.010
Accumulation unit value at end of period	$16.050	$13.420	$16.240	$14.550	$13.760	$14.510	$14.070	$11.210	$9.900
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
LKCM Aquinas Catholic Equity Fund
Accumulation unit value at beginning of period	$12.800	$17.190	$15.400	$15.170	$16.870	$17.990	$14.180	$12.720	$12.850
Accumulation unit value at end of period	$15.060	$12.800	$17.190	$15.400	$15.170	$16.870	$17.990	$14.180	$12.720
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Loomis Sayles Bond Fund
Accumulation unit value at beginning of period	$12.770	$13.640	$13.450	$12.770	$14.710	$15.050	$15.010	$13.840	$13.870
Accumulation unit value at end of period	$13.700	$12.770	$13.640	$13.450	$12.770	$14.710	$15.050	$15.010	$13.840
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
APP I-261

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Lord Abbett Affiliated Fund, Inc.
Accumulation unit value at beginning of period	$13.180	$15.810	$15.320	$14.110	$16.270	$15.570	$12.020	$10.540	$10.460
Accumulation unit value at end of period	$15.790	$13.180	$15.810	$15.320	$14.110	$16.270	$15.570	$12.020	$10.540
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Lord Abbett Calibrated Dividend Growth Fund
Accumulation unit value at beginning of period	$13.420	$15.390	$13.980	$13.210	$14.840	$15.420	$-	$-	$-
Accumulation unit value at end of period	$16.020	$13.420	$15.390	$13.980	$13.210	$14.840	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Lord Abbett Developing Growth Fund
Accumulation unit value at beginning of period	$18.440	$23.320	$17.950	$18.450	$22.200	$25.770	$19.920	$19.650	$20.150
Accumulation unit value at end of period	$19.630	$18.440	$23.320	$17.950	$18.450	$22.200	$25.770	$19.920	$19.650
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Lord Abbett Fundamental Equity Fund
Accumulation unit value at beginning of period	$10.830	$12.950	$12.940	$11.770	$13.470	$15.310	$13.160	$12.110	$12.210
Accumulation unit value at end of period	$11.970	$10.830	$12.950	$12.940	$11.770	$13.470	$15.310	$13.160	$12.110
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Lord Abbett Growth Opportunities Fund
Accumulation unit value at beginning of period	$18.550	$20.370	$18.090	$18.470	$20.510	$22.350	$19.480	$17.120	$21.300
Accumulation unit value at end of period	$24.000	$18.550	$20.370	$18.090	$18.470	$20.510	$22.350	$19.480	$17.120
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Lord Abbett International Equity Fund
Accumulation unit value at beginning of period	$11.430	$14.280	$11.640	$12.120	$12.630	$14.110	$11.760	$10.490	$11.030
Accumulation unit value at end of period	$13.680	$11.430	$14.280	$11.640	$12.120	$12.630	$14.110	$11.760	$10.490
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Lord Abbett Total Return Fund
Accumulation unit value at beginning of period	$9.950	$10.380	$10.260	$10.170	$10.550	$10.300	$10.770	$10.570	$10.940
Accumulation unit value at end of period	$10.470	$9.950	$10.380	$10.260	$10.170	$10.550	$10.300	$10.770	$10.570
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-262

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Lord Abbett Value Opportunities Fund
Accumulation unit value at beginning of period	$16.070	$20.090	$19.400	$17.650	$19.570	$20.600	$16.580	$15.110	$15.250
Accumulation unit value at end of period	$17.580	$16.070	$20.090	$19.400	$17.650	$19.570	$20.600	$16.580	$15.110
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Massachusetts Investors Trust
Accumulation unit value at beginning of period	$26.530	$31.870	$27.720	$27.050	$28.610	$27.530	$21.340	$18.560	$18.750
Accumulation unit value at end of period	$32.440	$26.530	$31.870	$27.720	$27.050	$28.610	$27.530	$21.340	$18.560
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Accumulation unit value at beginning of period	$10.930	$12.770	$11.590	$11.150	$12.160	$12.200	$-	$-	$-
Accumulation unit value at end of period	$11.970	$10.930	$12.770	$11.590	$11.150	$12.160	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Accumulation unit value at beginning of period	$10.810	$12.890	$11.730	$11.240	$12.070	$12.420	$-	$-	$-
Accumulation unit value at end of period	$11.900	$10.810	$12.890	$11.730	$11.240	$12.070	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
Accumulation unit value at beginning of period	$10.980	$13.550	$12.050	$11.530	$12.440	$12.860	$-	$-	$-
Accumulation unit value at end of period	$12.100	$10.980	$13.550	$12.050	$11.530	$12.440	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Accumulation unit value at beginning of period	$11.765	$12.617	$10.659	$9.961	$10.255	$10.016	$-	$-	$-
Accumulation unit value at end of period	$14.405	$11.765	$12.617	$10.659	$9.961	$10.255	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	1	5	2	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Accumulation unit value at beginning of period	$10.350	$13.040	$11.440	$10.870	$12.280	$12.820	$-	$-	$-
Accumulation unit value at end of period	$11.520	$10.350	$13.040	$11.440	$10.870	$12.280	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-263

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Accumulation unit value at beginning of period	$10.790	$13.590	$11.980	$11.510	$12.430	$12.840	$-	$-	$-
Accumulation unit value at end of period	$12.010	$10.790	$13.590	$11.980	$11.510	$12.430	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Accumulation unit value at beginning of period	$7.490	$9.620	$8.410	$7.990	$8.910	$9.820	$-	$-	$-
Accumulation unit value at end of period	$8.400	$7.490	$9.620	$8.410	$7.990	$8.910	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Accumulation unit value at beginning of period	$9.180	$11.430	$10.120	$9.720	$10.380	$10.580	$-	$-	$-
Accumulation unit value at end of period	$10.310	$9.180	$11.430	$10.120	$9.720	$10.380	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Accumulation unit value at beginning of period	$9.030	$11.360	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.110	$9.030	$11.360	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund
Accumulation unit value at beginning of period	$10.450	$11.440	$10.650	$10.380	$10.900	$10.990	$-	$-	$-
Accumulation unit value at end of period	$11.650	$10.450	$11.440	$10.650	$10.380	$10.900	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MFS® Emerging Markets Debt Fund
Accumulation unit value at beginning of period	$13.690	$15.110	$14.420	$13.810	$14.550	$14.560	$16.370	$14.560	$14.470
Accumulation unit value at end of period	$14.900	$13.690	$15.110	$14.420	$13.810	$14.550	$14.560	$16.370	$14.560
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MFS® Government Securities Fund
Accumulation unit value at beginning of period	$9.570	$9.770	$9.820	$9.980	$10.160	$9.920	$10.480	$10.580	$10.530
Accumulation unit value at end of period	$9.940	$9.570	$9.770	$9.820	$9.980	$10.160	$9.920	$10.480	$10.580
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	0	-	-

APP I-264

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® Growth Fund
Accumulation unit value at beginning of period	$87.850	$89.510	$70.390	$70.010	$67.900	$65.150	$48.560	$41.460	$42.250
Accumulation unit value at end of period	$118.580	$87.850	$89.510	$70.390	$70.010	$67.900	$65.150	$48.560	$41.460
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MFS® International Growth Fund
Accumulation unit value at beginning of period	$29.360	$33.520	$25.970	$25.610	$25.850	$27.930	$24.880	$21.120	$21.910
Accumulation unit value at end of period	$36.690	$29.360	$33.520	$25.970	$25.610	$25.850	$27.930	$24.880	$21.120
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MFS® International Intrinsic Value Fund
Accumulation unit value at beginning of period	$37.310	$42.880	$34.690	$33.940	$32.890	$33.570	$26.920	$23.650	$24.080
Accumulation unit value at end of period	$45.040	$37.310	$42.880	$34.690	$33.940	$32.890	$33.570	$26.920	$23.650
Number of accumulation units outstanding at end of period (in thousands)	14	14	14	15	18	19	21	23	27
MFS® New Discovery Fund
Accumulation unit value at beginning of period	$21.410	$27.220	$23.880	$22.520	$23.010	$26.900	$20.930	$20.180	$-
Accumulation unit value at end of period	$27.820	$21.410	$27.220	$23.880	$22.520	$23.010	$26.900	$20.930	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MFS® Research International Fund
Accumulation unit value at beginning of period	$15.570	$19.110	$15.080	$15.510	$16.090	$17.690	$15.110	$13.190	$13.740
Accumulation unit value at end of period	$19.540	$15.570	$19.110	$15.080	$15.510	$16.090	$17.690	$15.110	$13.190
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MFS® Total Return Bond Fund
Accumulation unit value at beginning of period	$10.310	$10.730	$10.570	$10.500	$10.900	$10.670	$11.110	$10.690	$10.590
Accumulation unit value at end of period	$11.000	$10.310	$10.730	$10.570	$10.500	$10.900	$10.670	$11.110	$10.690
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MFS® Total Return Fund
Accumulation unit value at beginning of period	$17.190	$19.140	$18.050	$17.180	$18.200	$17.580	$15.220	$14.020	$13.990
Accumulation unit value at end of period	$20.000	$17.190	$19.140	$18.050	$17.180	$18.200	$17.580	$15.220	$14.020
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-265

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® Utilities Fund
Accumulation unit value at beginning of period	$19.500	$20.160	$18.060	$16.820	$21.510	$20.840	$18.600	$16.930	$16.820
Accumulation unit value at end of period	$22.740	$19.500	$20.160	$18.060	$16.820	$21.510	$20.840	$18.600	$16.930
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MFS® Value Fund
Accumulation unit value at beginning of period	$35.180	$40.420	$35.930	$32.690	$34.840	$33.110	$25.280	$22.320	$22.320
Accumulation unit value at end of period	$44.250	$35.180	$40.420	$35.930	$32.690	$34.840	$33.110	$25.280	$22.320
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Neuberger Berman Sustainable Equity Fund
Accumulation unit value at beginning of period	$32.740	$38.190	$19.260	$18.920	$21.130	$22.750	$18.340	$16.700	$16.930
Accumulation unit value at end of period	$37.720	$32.740	$38.190	$19.260	$18.920	$21.130	$22.750	$18.340	$16.700
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
North Square Oak Ridge Small Cap Growth Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Nuveen Mid Cap Growth Opportunities Fund
Accumulation unit value at beginning of period	$26.950	$36.780	$35.720	$36.920	$40.670	$45.360	$40.230	$37.830	$40.970
Accumulation unit value at end of period	$28.560	$26.950	$36.780	$35.720	$36.920	$40.670	$45.360	$40.230	$37.830
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Nuveen NWQ International Value
Accumulation unit value at beginning of period	$21.100	$26.150	$22.340	$22.320	$22.080	$25.150	$21.130	$21.410	$-
Accumulation unit value at end of period	$24.220	$21.100	$26.150	$22.340	$22.320	$22.080	$25.150	$21.130	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Nuveen Santa Barbara Dividend Growth Fund
Accumulation unit value at beginning of period	$36.960	$41.080	$35.840	$32.630	$35.720	$33.100	$28.030	$-	$-
Accumulation unit value at end of period	$44.740	$36.960	$41.080	$35.840	$32.630	$35.720	$33.100	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-266

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
PGIM Jennison 20/20 Focus Fund
Accumulation unit value at beginning of period	$12.570	$14.600	$13.940	$14.790	$16.420	$17.150	$15.960	$14.870	$15.700
Accumulation unit value at end of period	$15.030	$12.570	$14.600	$13.940	$14.790	$16.420	$17.150	$15.960	$14.870
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
PGIM Jennison Mid-Cap Growth Fund, Inc.
Accumulation unit value at beginning of period	$22.570	$35.270	$33.020	$33.930	$38.110	$38.840	$31.230	$27.790	$28.360
Accumulation unit value at end of period	$21.930	$22.570	$35.270	$33.020	$33.930	$38.110	$38.840	$31.230	$27.790
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
PGIM Jennison Natural Resources Fund, Inc.
Accumulation unit value at beginning of period	$27.700	$38.950	$37.110	$27.970	$39.620	$49.490	$45.090	$48.490	$-
Accumulation unit value at end of period	$31.660	$27.700	$38.950	$37.110	$27.970	$39.620	$49.490	$45.090	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
PIMCO Real Return Fund
Accumulation unit value at beginning of period	$10.560	$11.060	$10.920	$10.510	$10.920	$10.970	$12.270	$11.790	$12.180
Accumulation unit value at end of period	$11.240	$10.560	$11.060	$10.920	$10.510	$10.920	$10.970	$12.270	$11.790
Number of accumulation units outstanding at end of period (in thousands)	9	9	7	7	7	7	7	10	9
PIMCO Total Return Fund
Accumulation unit value at beginning of period	$9.930	$10.270	$10.030	$10.070	$10.660	$10.690	$11.240	$10.870	$10.780
Accumulation unit value at end of period	$10.340	$9.930	$10.270	$10.030	$10.070	$10.660	$10.690	$11.240	$10.870
Number of accumulation units outstanding at end of period (in thousands)	3	16	16	21	39	34	39	43	56
PIMCO Total Return ESG Fund
Accumulation unit value at beginning of period	$8.830	$9.130	$8.920	$8.920	$9.300	$9.380	$9.890	$9.640	$-
Accumulation unit value at end of period	$9.290	$8.830	$9.130	$8.920	$8.920	$9.300	$9.380	$9.890	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Pioneer Disciplined Value Fund
Accumulation unit value at beginning of period	$11.750	$15.920	$15.140	$13.410	$17.690	$19.580	$18.260	$17.030	$17.110
Accumulation unit value at end of period	$15.040	$11.750	$15.920	$15.140	$13.410	$17.690	$19.580	$18.260	$17.030
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-267

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Pioneer Fund
Accumulation unit value at beginning of period	$24.760	$28.810	$28.900	$31.920	$36.670	$39.180	$32.450	$38.620	$38.900
Accumulation unit value at end of period	$29.580	$24.760	$28.810	$28.900	$31.920	$36.670	$39.180	$32.450	$38.620
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Pioneer Fundamental Growth Fund
Accumulation unit value at beginning of period	$21.160	$22.500	$19.210	$18.950	$18.580	$16.760	$13.720	$-	$-
Accumulation unit value at end of period	$26.820	$21.160	$22.500	$19.210	$18.950	$18.580	$16.760	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Pioneer Mid Cap Value Fund
Accumulation unit value at beginning of period	$18.300	$25.260	$24.290	$22.340	$26.280	$25.740	$21.610	$19.660	$19.880
Accumulation unit value at end of period	$23.180	$18.300	$25.260	$24.290	$22.340	$26.280	$25.740	$21.610	$19.660
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Pioneer Strategic Income Fund
Accumulation unit value at beginning of period	$10.290	$10.820	$10.620	$10.210	$10.730	$10.810	$11.280	$10.630	$10.580
Accumulation unit value at end of period	$11.010	$10.290	$10.820	$10.620	$10.210	$10.730	$10.810	$11.280	$10.630
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Putnam Equity Income Fund
Accumulation unit value at beginning of period	$21.160	$24.510	$21.350	$19.250	$21.040	$20.470	$16.990	$15.010	$14.940
Accumulation unit value at end of period	$26.460	$21.160	$24.510	$21.350	$19.250	$21.040	$20.470	$16.990	$15.010
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Putnam High Yield Fund
Accumulation unit value at beginning of period	$5.430	$5.930	$5.850	$5.370	$6.000	$6.200	$6.160	$5.720	$5.620
Accumulation unit value at end of period	$5.890	$5.430	$5.930	$5.850	$5.370	$6.000	$6.200	$6.160	$5.720
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Putnam International Capital Opportunities Fund
Accumulation unit value at beginning of period	$32.010	$42.280	$32.300	$34.110	$33.890	$40.170	$32.860	$27.210	$29.410
Accumulation unit value at end of period	$39.750	$32.010	$42.280	$32.300	$34.110	$33.890	$40.170	$32.860	$27.210
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-268

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Royce Small-Cap Value Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Royce Total Return Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
T. Rowe Price Equity Income Fund
Accumulation unit value at beginning of period	$27.180	$33.200	$31.350	$28.350	$32.670	$32.720	$26.360	$22.980	$22.660
Accumulation unit value at end of period	$31.950	$27.180	$33.200	$31.350	$28.350	$32.670	$32.720	$26.360	$22.980
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	2	2	-	-	-
T. Rowe Price Growth Stock Fund, Inc.
Accumulation unit value at beginning of period	$53.780	$59.260	$50.730	$51.400	$50.160	$50.940	$36.780	$31.080	$31.390
Accumulation unit value at end of period	$68.760	$53.780	$59.260	$50.730	$51.400	$50.160	$50.940	$36.780	$31.080
Number of accumulation units outstanding at end of period (in thousands)	-	3	2	2	1	1	-	-	-
Templeton Foreign Fund
Accumulation unit value at beginning of period	$6.680	$8.070	$6.990	$6.380	$6.970	$8.310	$6.870	$5.920	$6.290
Accumulation unit value at end of period	$7.270	$6.680	$8.070	$6.990	$6.380	$6.970	$8.310	$6.870	$5.920
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Templeton Global Bond Fund
Accumulation unit value at beginning of period	$11.300	$11.890	$12.000	$11.580	$12.460	$13.140	$13.380	$12.410	$12.730
Accumulation unit value at end of period	$10.720	$11.300	$11.890	$12.000	$11.580	$12.460	$13.140	$13.380	$12.410
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Templeton Growth Fund, Inc.
Accumulation unit value at beginning of period	$20.730	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.570	$20.730	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-

APP I-269

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
The Hartford Balanced Income Fund
Accumulation unit value at beginning of period	$13.030	$14.680	$13.890	$12.950	$13.550	$13.110	$12.150	$11.790	$-
Accumulation unit value at end of period	$15.000	$13.030	$14.680	$13.890	$12.950	$13.550	$13.110	$12.150	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
The Hartford Capital Appreciation Fund
Accumulation unit value at beginning of period	$34.940	$42.590	$39.680	$38.180	$40.900	$50.210	$36.880	$30.860	$31.490
Accumulation unit value at end of period	$43.770	$34.940	$42.590	$39.680	$38.180	$40.900	$50.210	$36.880	$30.860
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
The Hartford Checks and Balances Fund
Accumulation unit value at beginning of period	$8.230	$9.440	$9.410	$9.520	$10.760	$11.180	$9.960	$9.040	$9.060
Accumulation unit value at end of period	$9.370	$8.230	$9.440	$9.410	$9.520	$10.760	$11.180	$9.960	$9.040
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
The Hartford Conservative Allocation Fund
Accumulation unit value at beginning of period	$9.750	$10.440	$9.780	$9.520	$10.020	$10.680	$10.950	$10.560	$10.620
Accumulation unit value at end of period	$10.820	$9.750	$10.440	$9.780	$9.520	$10.020	$10.680	$10.950	$10.560
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
The Hartford Dividend and Growth Fund
Accumulation unit value at beginning of period	$22.170	$26.300	$24.900	$22.800	$25.590	$25.210	$20.860	$19.100	$18.820
Accumulation unit value at end of period	$27.150	$22.170	$26.300	$24.900	$22.800	$25.590	$25.210	$20.860	$19.100
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
The Hartford Equity Income Fund
Accumulation unit value at beginning of period	$16.980	$20.370	$18.530	$16.950	$18.860	$18.110	$14.720	$13.440	$13.100
Accumulation unit value at end of period	$19.720	$16.980	$20.370	$18.530	$16.950	$18.860	$18.110	$14.720	$13.440
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
The Hartford Growth Allocation Fund
Accumulation unit value at beginning of period	$10.960	$12.280	$10.610	$10.130	$11.270	$14.640	$12.240	$10.880	$11.020
Accumulation unit value at end of period	$12.810	$10.960	$12.280	$10.610	$10.130	$11.270	$14.640	$12.240	$10.880
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-270

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
The Hartford Growth Opportunities Fund
Accumulation unit value at beginning of period	$34.610	$45.100	$37.620	$39.440	$38.800	$41.150	$31.700	$25.100	$25.960
Accumulation unit value at end of period	$42.370	$34.610	$45.100	$37.620	$39.440	$38.800	$41.150	$31.700	$25.100
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
The Hartford High Yield Fund
Accumulation unit value at beginning of period	$6.850	$7.470	$7.330	$6.810	$7.450	$7.650	$7.620	$7.370	$-
Accumulation unit value at end of period	$7.480	$6.850	$7.470	$7.330	$6.810	$7.450	$7.650	$7.620	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
The Hartford Inflation Plus Fund
Accumulation unit value at beginning of period	$9.970	$10.480	$10.780	$10.480	$10.640	$10.640	$12.180	$11.950	$11.940
Accumulation unit value at end of period	$10.460	$9.970	$10.480	$10.780	$10.480	$10.640	$10.640	$12.180	$11.950
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
The Hartford International Opportunities Fund
Accumulation unit value at beginning of period	$13.690	$17.530	$14.780	$14.840	$15.020	$17.860	$15.480	$13.170	$13.710
Accumulation unit value at end of period	$17.000	$13.690	$17.530	$14.780	$14.840	$15.020	$17.860	$15.480	$13.170
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
The Hartford Midcap Fund
Accumulation unit value at beginning of period	$28.580	$34.590	$29.060	$26.780	$28.340	$28.080	$21.710	$19.380	$19.600
Accumulation unit value at end of period	$36.120	$28.580	$34.590	$29.060	$26.780	$28.340	$28.080	$21.710	$19.380
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
The Hartford MidCap Value Fund
Accumulation unit value at beginning of period	$12.720	$16.800	$15.210	$14.440	$15.840	$16.560	$13.590	$12.910	$-
Accumulation unit value at end of period	$16.140	$12.720	$16.800	$15.210	$14.440	$15.840	$16.560	$13.590	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
The Hartford Small Company Fund
Accumulation unit value at beginning of period	$19.010	$24.000	$19.160	$18.800	$23.390	$25.960	$20.130	$18.710	$19.150
Accumulation unit value at end of period	$24.650	$19.010	$24.000	$19.160	$18.800	$23.390	$25.960	$20.130	$18.710
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
APP I-271

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
The Hartford Total Return Bond Fund
Accumulation unit value at beginning of period	$10.130	$10.580	$10.400	$10.300	$10.660	$10.560	$11.020	$10.900	$10.800
Accumulation unit value at end of period	$10.820	$10.130	$10.580	$10.400	$10.300	$10.660	$10.560	$11.020	$10.900
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Thornburg International Value Fund
Accumulation unit value at beginning of period	$19.150	$24.310	$22.890	$23.950	$26.680	$31.240	$27.330	$23.950	$24.560
Accumulation unit value at end of period	$23.060	$19.150	$24.310	$22.890	$23.950	$26.680	$31.240	$27.330	$23.950
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Thornburg Value Fund
Accumulation unit value at beginning of period	$61.050	$67.870	$55.300	$52.070	$50.280	$45.300	$32.430	$29.270	$29.760
Accumulation unit value at end of period	$78.470	$61.050	$67.870	$55.300	$52.070	$50.280	$45.300	$32.430	$29.270
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
TIAA-CREF Bond Index Fund
Accumulation unit value at beginning of period	$10.530	$10.830	$10.730	$10.720	$10.920	$10.540	$11.000	$10.800	$-
Accumulation unit value at end of period	$11.110	$10.530	$10.830	$10.730	$10.720	$10.920	$10.540	$11.000	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
TIAA-CREF Equity Index Fund
Accumulation unit value at beginning of period	$18.480	$19.960	$16.840	$15.300	$15.740	$14.330	$10.960	$9.950	$-
Accumulation unit value at end of period	$23.710	$18.480	$19.960	$16.840	$15.300	$15.740	$14.330	$10.960	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
TIAA-CREF Large-Cap Growth Index Fund
Accumulation unit value at beginning of period	$27.550	$29.050	$22.760	$21.550	$20.990	$19.150	$14.610	$13.300	$-
Accumulation unit value at end of period	$36.650	$27.550	$29.050	$22.760	$21.550	$20.990	$19.150	$14.610	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
TIAA-CREF Large-Cap Value Index Fund
Accumulation unit value at beginning of period	$17.520	$19.930	$18.320	$16.110	$17.910	$16.520	$13.080	$12.110	$-
Accumulation unit value at end of period	$20.680	$17.520	$19.930	$18.320	$16.110	$17.910	$16.520	$13.080	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-272

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Timothy Plan Large/Mid-Cap Value Fund
Accumulation unit value at beginning of period	$15.770	$19.180	$17.430	$16.260	$18.750	$18.480	$15.050	$13.340	$13.440
Accumulation unit value at end of period	$17.790	$15.770	$19.180	$17.430	$16.260	$18.750	$18.480	$15.050	$13.340
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Victory Diversified Stock Fund
Accumulation unit value at beginning of period	$14.510	$19.040	$18.420	$18.190	$20.640	$21.820	$16.650	$14.460	$14.350
Accumulation unit value at end of period	$17.520	$14.510	$19.040	$18.420	$18.190	$20.640	$21.820	$16.650	$14.460
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Victory Munder Mid-Cap Core Growth Fund
Accumulation unit value at beginning of period	$19.250	$34.480	$33.510	$35.470	$41.190	$41.810	$31.940	$27.600	$28.080
Accumulation unit value at end of period	$14.060	$19.250	$34.480	$33.510	$35.470	$41.190	$41.810	$31.940	$27.600
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Victory Special Value Fund
Accumulation unit value at beginning of period	$21.310	$27.710	$22.050	$21.470	$22.330	$20.950	$16.030	$14.550	$14.670
Accumulation unit value at end of period	$26.410	$21.310	$27.710	$22.050	$21.470	$22.330	$20.950	$16.030	$14.550
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Victory Sycamore Established Value Fund
Accumulation unit value at beginning of period	$33.050	$40.580	$36.160	$30.430	$33.670	$34.430	$27.490	$25.350	$25.930
Accumulation unit value at end of period	$40.050	$33.050	$40.580	$36.160	$30.430	$33.670	$34.430	$27.490	$25.350
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Victory Sycamore Small Company Opportunity Fund
Accumulation unit value at beginning of period	$37.490	$46.720	$44.100	$35.600	$39.230	$40.220	$32.300	$30.240	$30.120
Accumulation unit value at end of period	$45.140	$37.490	$46.720	$44.100	$35.600	$39.230	$40.220	$32.300	$30.240
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Virtus Ceredex Large-Cap Value Equity Fund
Accumulation unit value at beginning of period	$11.210	$16.200	$16.430	$14.510	$16.810	$16.650	$14.140	$13.590	$-
Accumulation unit value at end of period	$13.700	$11.210	$16.200	$16.430	$14.510	$16.810	$16.650	$14.140	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-273

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Virtus Ceredex Mid-Cap Value Equity Fund
Accumulation unit value at beginning of period	$10.110	$12.500	$13.640	$11.910	$13.560	$13.510	$11.660	$9.750	$10.770
Accumulation unit value at end of period	$12.690	$10.110	$12.500	$13.640	$11.910	$13.560	$13.510	$11.660	$9.750
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Virtus Ceredex Small-Cap Value Equity Fund
Accumulation unit value at beginning of period	$8.450	$11.530	$12.430	$10.160	$14.910	$17.550	$13.600	$12.190	$12.870
Accumulation unit value at end of period	$9.380	$8.450	$11.530	$12.430	$10.160	$14.910	$17.550	$13.600	$12.190
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Virtus SEIX Total Return Bond Fund
Accumulation unit value at beginning of period	$10.520	$10.770	$10.740	$10.790	$11.000	$10.590	$11.230	$11.130	$11.320
Accumulation unit value at end of period	$11.030	$10.520	$10.770	$10.740	$10.790	$11.000	$10.590	$11.230	$11.130
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Wells Fargo Asset Allocation Fund
Accumulation unit value at beginning of period	$12.080	$14.470	$12.820	$12.440	$13.690	$14.030	$12.820	$11.920	$12.170
Accumulation unit value at end of period	$14.250	$12.080	$14.470	$12.820	$12.440	$13.690	$14.030	$12.820	$11.920
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Wells Fargo Emerging Markets Equity Fund
Accumulation unit value at beginning of period	$21.220	$25.380	$18.910	$17.050	$19.800	$21.040	$21.600	$19.260	$20.370
Accumulation unit value at end of period	$26.890	$21.220	$25.380	$18.910	$17.050	$19.800	$21.040	$21.600	$19.260
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Wells Fargo Utility and Telecommunications Fund
Accumulation unit value at beginning of period	$21.420	$21.160	$18.950	$17.050	$18.910	$16.560	$14.340	$13.500	$13.320
Accumulation unit value at end of period	$22.960	$21.420	$21.160	$18.950	$17.050	$18.910	$16.560	$14.340	$13.500
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Alger Capital Appreciation Institutional Fund
Accumulation unit value at beginning of period	$28.640	$32.420	$26.410	$26.480	$26.830	$26.580	$22.300	$19.730	$20.550
Accumulation unit value at end of period	$34.510	$28.640	$32.420	$26.410	$26.480	$26.830	$26.580	$22.300	$19.730
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-274

Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011
Alger Mid Cap Growth Institutional Fund
Accumulation unit value at beginning of period	$25.090	$29.330	$22.640	$22.320	$22.630	$20.690	$15.190	$13.100	$13.380
Accumulation unit value at end of period	$29.970	$25.090	$29.330	$22.640	$22.320	$22.630	$20.690	$15.190	$13.100
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
Blackrock S&P 500 Index V.I. Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-
MSIF Global Opportunity Portfolio
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-

APP I-275

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  THOSE CHARGED WITH GOVERNANCE
  TALCOTT RESOLUTION LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN:
--------------------------------------------------------------------------------

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Talcott Resolution Life
Insurance Company Separate Account Eleven (the Separate Account) as of December
31, 2019, the related statement of operations for the year or period then ended
(as described in the Appendix) and the statement of changes in net assets for each of the years or periods in the two-year period then ended (as described in the Appendix), and the related notes including the financial highlights in Note
6 for each of the years or periods in the five-year period then ended
(collectively, the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2019, the results of its operations for the year or period then ended (as described in the Appendix), the changes in its net assets for each of the years or periods in the two-year period then ended
(as described in the Appendix), and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S.
generally accepted accounting principles.

BASIS FOR OPINION

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Separate
Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
Such procedures also included confirmation of securities owned as of December
31, 2019, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have served as the Separate Account's auditor since 2015.

Boston, Massachusetts
April 27, 2020

--------------------------------------------------------------------------------

APPENDIX

---------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2019, THE RELATED
STATEMENT OF OPERATIONS FOR THE YEAR OR PERIODS THEN ENDED, AND THE STATEMENTS
OF CHANGES IN NET ASSETS FOR EACH OF THE YEARS OR PERIODS IN THE TWO YEAR
PERIOD THEN ENDED.

American Century Equity Income Fund
American Century Growth Fund
American Century Ultra(R) Fund
American Century VP Balanced Fund
American Century VP International Fund
American Century Small Cap Value Fund
American Century Large Company Value Fund
American Century Inflation-Adjusted Bond Fund
American Century Equity Growth Fund
American Century VP Income & Growth Fund
American Century VP Ultra Fund
American Century VP Value Fund
American Century Mid Cap Value Fund
Invesco V.I. Small Cap Equity Fund
Invesco V.I. Diversified Dividend Fund
Invesco European Growth Fund
Invesco International Growth Fund
Invesco Mid Cap Core Equity Fund
Invesco Small Cap Growth Fund
Invesco Real Estate Fund
Invesco Small Cap Equity Fund
Invesco Developing Markets Fund
American Century Diversified Bond Fund
Domini Impact Equity Fund
AB Global Bond Fund
AB Global Risk Allocation Fund
AB Relative Value Fund
AB Sustainable International Thematic Fund
AB International Value Fund
AB Growth Fund
AB Discovery Growth Fund
AB Discovery Value Fund
AB Value Fund
AB High Income Fund
American Funds AMCAP Fund(R)
American Funds American Balanced Fund(R)
American Funds Capital Income Builder(R)
American Funds EuroPacific Growth Fund
American Funds Fundamental Investors Fund(SM)
American Funds New Perspective Fund(R)
American Funds The Bond Fund of America(R)
American Funds The Growth Fund of America(R)
American Funds The Income Fund of America(R)
American Funds The Investment Company of America(R)
American Funds The New Economy Fund(R)
American Funds Washington Mutual Investors Fund(SM)
American Funds American Mutual Fund(R)
American Funds Capital World Growth and Income Fund(R)
American Funds SMALLCAP World Fund(R)
New World Fund
Ariel Appreciation Fund
Ariel Fund
Artisan Mid Cap Value Fund
Ave Maria Rising Dividend Fund
Ave Maria Value Fund
Ave Maria Growth Fund
BlackRock LifePath(R) Dynamic 2030 Fund
BlackRock LifePath(R) Dynamic 2040 Fund
BlackRock LifePath(R) Dynamic Retirement Fund
BlackRock LifePath(R) Dynamic 2050 Fund
BlackRock LifePath(R) Dynamic 2025 Fund
BlackRock LifePath(R) Dynamic 2035 Fund
BlackRock LifePath(R) Dynamic 2045 Fund
BlackRock LifePath(R) Dynamic 2055 Fund
Baron Small Cap Fund
BlackRock U.S. Government Bond Portfolio
BlackRock Equity Dividend Fund
BlackRock Capital Appreciation Fund
BlackRock Advantage Large Cap Growth Fund
Calvert VP SRI Balanced Portfolio
Calvert Equity Fund
Calvert Bond Fund
Calvert Income Fund
Columbia Contrarian Core Fund
Columbia Small Cap Value I Fund
Columbia Select Mid Cap Value Fund (1)
Columbia Acorn Fund
CRM Mid Cap Value Fund
Columbia Disciplined Small Core Fund
Calamos International Growth Fund
Davis Financial Fund
Davis New York Venture Fund
Davis Opportunity Fund
Delaware Diversified Income Fund
Delaware Extended Duration Bond Fund
Dreyfus Bond Market Index Fund
Dreyfus VIF Appreciation Portfolio
Dreyfus International Stock Index Fund
Dreyfus MidCap Index Fund
Dreyfus SmallCap Stock Index Fund
Dreyfus VIF Growth and Income Portfolio (2)
Dreyfus VIF Quality Bond Portfolio Fund
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
Dreyfus S&P 500 Index Fund
Eaton Vance Large-Cap Value Fund
Eaton Vance Dividend Builder Fund
Eaton Vance Worldwide Health Sciences Fund
Eaton Vance Income Fund of Boston

--------------------------------------------------------------------------------

APPENDIX

---------------------------------------------------------------------------
Eaton Vance Balanced Fund
Eaton Vance Atlanta Capital SMID-Cap Fund
Wells Fargo Asset Allocation Fund
Wells Fargo Emerging Markets Equity Fund
Wells Fargo Utility & Telecommunications Fund
Alger Capital Appreciation Institutional Portfolio
Alger Mid Cap Growth Institutional Fund
Alger Small Cap Growth Institutional Fund
Nuveen Mid Cap Growth Opportunities Fund
Nuveen Small Cap Select Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Leveraged Company Stock Fund
Federated Equity Income Fund, Inc.
Federated Fund for U.S. Government Securities Fund
Federated MDT Mid Cap Growth Fund
Federated High Income Bond Fund
Federated Kaufmann Fund
Federated Short-Term Income Fund
Federated Total Return Bond Fund
Federated Clover Small Value Fund
Federated International Leaders Fund
Fidelity(R) VIP Growth Opportunities Portfolio
Fidelity(R) VIP Overseas Portfolio
Fidelity(R) VIP Value Strategies Portfolio
Fidelity(R) VIP Balanced Portfolio
Fidelity(R) VIP Growth & Income Portfolio
Fidelity(R) VIP Freedom 2020 Portfolio
Fidelity(R) VIP Freedom 2030 Portfolio
Fidelity(R) VIP Freedom 2015 Portfolio
Fidelity(R) VIP Freedom 2025 Portfolio
Fidelity Advisor(R) Stock Selector All Cap Fund
Templeton Developing Markets Trust
Franklin High Income Fund
Franklin Strategic Income Fund
Templeton Global Bond Fund
Franklin U.S. Government Securities Fund
Franklin Small Cap Value Fund
Franklin Mutual Global Discovery Fund
Templeton Growth Fund
Franklin Income Fund
Franklin Growth Fund
Franklin Total Return Fund
Franklin Balance Sheet Investment Fund
Franklin Mutual Beacon Fund
Franklin Mutual Shares Fund
Franklin Small-Mid Cap Growth Fund
Franklin Conservative Allocation Fund
Franklin Growth Allocation Fund
Franklin Moderate Allocation Fund
Templeton Foreign Fund
Highland Premier Growth Equity
Goldman Sachs Income Builder Fund
Goldman Sachs Capital Growth Fund
Goldman Sachs Core Fixed Income Fund
Goldman Sachs U.S. Equity Insights Fund
Goldman Sachs Government Income Fund
Goldman Sachs Equity Income Fund
Goldman Sachs Growth Opportunities Fund
Goldman Sachs Focused International Equity Fund
Goldman Sachs Mid Cap Value Fund
Goldman Sachs Small Cap Value Fund
Goldman Sachs Strategic Growth Fund
Goldman Sachs High Yield Fund
Goldman Sachs Large Cap Value Fund
Goldman Sachs Small/Mid Cap Growth Fund
Goldman Sachs Satellite Strategies Portfolio
Frost Value Equity Fund
Hartford Balanced HLS Fund
Hartford Total Return Bond HLS Fund
Hartford Capital Appreciation HLS Fund
Hartford Dividend and Growth HLS Fund
The Hartford Healthcare HLS Fund
Hartford Global Growth HLS Fund
Hartford Disciplined Equity HLS Fund
Hartford Growth Opportunities HLS Fund
Hartford International Opportunities HLS Fund
Hartford MidCap HLS Fund
Hartford Ultrashort Bond HLS Fund
Hartford Small Company HLS Fund
Hartford Small Cap Growth HLS Fund
Hartford Stock HLS Fund
Hartford U.S. Government Securities HLS Fund
Hartford Value HLS Fund
The Hartford Checks and Balances Fund
The Hartford High Yield
The Hartford Dividend and Growth Fund
The Hartford International Opportunities Fund
The Hartford MidCap Fund
The Hartford Small Company Fund
The Hartford Total Return Bond Fund
The Hartford Healthcare Fund
The Hartford Growth Opportunities Fund
The Hartford Value Opportunities Fund
Hartford Moderate Allocation Fund
The Hartford Conservative Allocation Fund
The Hartford Capital Appreciation Fund
The Hartford Growth Allocation Fund
The Hartford Inflation Plus Fund
The Hartford Equity Income Fund
The Hartford Balanced Income Fund
The Hartford MidCap Value Fund
Hotchkis and Wiley Large Cap Value Fund
Invesco V.I. Technology Fund
Invesco Technology Fund
Ivy Natural Resources Fund

--------------------------------------------------------------------------------

APPENDIX

---------------------------------------------------------------------------
Ivy Large Cap Growth Fund
Ivy Science & Technology Fund
Ivy Asset Strategy Fund
Janus Henderson Forty Portfolio
Janus Henderson Global Research Portfolio
Janus Henderson Enterprise Portfolio
Janus Henderson Balanced Portfolio
Janus Henderson Overseas Portfolio
Janus Henderson Flexible Bond Fund
Janus Henderson Forty Fund
Janus Henderson Balanced Fund
Janus Henderson Enterprise Fund
Janus Henderson Overseas Fund
Janus Henderson Global Research Fund
Janus Henderson Mid Cap Value Fund
PGIM Jennison Natural Resources Fund
PGIM Jennison Mid-Cap Growth Fund
PGIM Jennison 20/20 Focus Fund
JPMorgan Large Cap Growth Fund
JPMorgan Core Bond Fund
JPMorgan Small Cap Equity Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
JPMorgan U.S. Equity Fund
JPMorgan SmartRetirement 2020 Fund
JPMorgan SmartRetirement 2025 Fund
JPMorgan SmartRetirement 2030 Fund
JPMorgan SmartRetirement 2035 Fund
JPMorgan SmartRetirement 2040 Fund
JPMorgan SmartRetirement 2045 Fund
JPMorgan SmartRetirement 2050 Fund
JPMorgan SmartRetirement Income Fund
JP Morgan Smart Retirement 2055 Fund
Loomis Sayles Bond Fund
LKCM Aquinas Catholic Equity Fund
Lord Abbett Affiliated Fund
Lord Abbett Fundamental Equity Fund
Lord Abbett Bond Debenture Fund
Lord Abbett Growth Opportunities Fund
Lord Abbett Calibrated Dividend Growth Fund
Lord Abbett Total Return Fund
Lord Abbett Developing Growth Fund
Lord Abbett International Equity Inv Opt
Lord Abbett Value Opportunities Fund
Clearbridge Value Trust
BMO Mid-Cap Value Fund
MFS(R) Emerging Markets Debt Fund
Massachusetts Investors Growth Stock Fund
MFS High Income Fund
MFS International New Discovery Fund
MFS Mid Cap Growth Fund
MFS New Discovery Fund
MFS Research International Fund
MFS Total Return Fund
MFS Utilities Fund
MFS Value Fund
MFS Total Return Bond Fund
MFS Massachusetts Investors Trust
MFS International Growth Fund
MFS Core Equity Fund
MFS Government Securities Fund
MFS International Value Fund
MFS Technology Fund
MFS Core Equity Series
MFS Utilities Series
MFS Growth Fund
MFS High Yield Portfolio
BlackRock Global Allocation Fund, Inc.
BlackRock Advantage Large Cap Core Fund
BlackRock Advantage U.S. Total Market Fund
BlackRock Mid Cap Dividend Fund
BlackRock International Dividend Fund
BlackRock Mid Cap Growth Equity Portfolio
Victory Munder Mid-Cap Core Growth Fund
Neuberger Berman Sustainable Equity Fund (1)
Nuveen NWQ International Value Fund
The Oakmark International Small Cap Fund
The Oakmark Equity and Income Fund
Invesco Oppenheimer Capital Appreciation Fund (1)
Invesco Oppenheimer Global Fund (1)
Invesco Oppenheimer Global Opportunities Fund (1)
Invesco Oppenheimer International Growth Fund (1)
Invesco Oppenheimer Main Street Fund (1)
Invesco Oppenheimer Global Strategic Income Fund (1)
Invesco Oppenheimer Main Street Mid Cap Fund (1)
Invesco Oppenheimer Developing Markets Fund (1)
Invesco Oppenheimer Capital Income Fund (1) (2)
Invesco Oppenheimer International Bond Fund (1)
Invesco Oppenheimer Mid Cap Value Fund (1)
Invesco Oppenheimer Main Street All Cap Fund(R) (1)
Invesco Oppenheimer Gold & Special Minerals Fund (1)
Invesco Oppenheimer Real Estate Fund (1)
Invesco Oppenheimer Equity Income Fund (1)
Invesco Oppenheimer International Diversified Fund (1)
Invesco Oppenheimer Rising Dividends Fund (1)
Putnam Global Equity Fund
Putnam VT High Yield Fund
Putnam VT International Growth Fund
Putnam VT Sustainable Leaders Fund
Putnam VT Small Cap Value Fund
Pioneer Disciplined Value Fund
Pioneer Equity Income Fund
Pioneer Fundamental Growth Fund
AllianzGI NFJ International Value Fund
AllianzGI NFJ Small-Cap Value Fund
AllianzGI NFJ Dividend Value Fund

--------------------------------------------------------------------------------

APPENDIX

---------------------------------------------------------------------------
AMG Managers Cadence Mid Cap Fund
PIMCO Emerging Markets Bond Fund
Pioneer Fund
Pioneer High Yield Fund
Pioneer Strategic Income Fund
Pioneer Mid Cap Value Fund
Pioneer Select Mid Cap Growth Fund
PIMCO Total Return ESG Fund
Putnam Equity Income Fund
Putnam High Yield Fund
Putnam International Equity Fund
Putnam Sustainable Leaders Fund
Putnam International Capital Opportunities Fund
Putnam Small Cap Growth Fund
Royce Total Return Fund
Royce Smaller-Companies Growth Fund
Royce Small-Cap Value Fund
Columbia Large Cap Value Fund
Columbia Small/Mid Cap Value Fund
RidgeWorth Ceredex Small Cap Value Equity Fund
RidgeWorth Ceredex Mid-Cap Value Equity Fund
RidgeWorth Seix Total Return Bond Fund
RidgeWorth Ceredex Large Cap Value Equity Fund
DWS Real Estate Securities Fund
DWS Equity Dividend Fund
DWS Capital Growth Fund
DWS Enhanced Emerging Markets Fixed Income
SSgA S&P 500 Index Fund
DWS Core Equity VIP
DWS Global Growth Fund
Select Overseas Fund
MassMutual Select Total Return Bond Fund
Select T. Rowe Price/Frontier MC Gr II Fund
Select Western Strategic Bond Fund
ClearBridge Appreciation Fund
ClearBridge Aggressive Growth Fund
ClearBridge All Cap Value Fund
ClearBridge Mid Cap Fund
ClearBridge Small Cap Growth Fund
Thornburg International Value Fund
Thornburg Value Fund
Thornburg Core Growth Fund
Timothy Plan Large/Mid Cap Value Fund
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Equity Income Fund
T. Rowe Price Retirement 2010 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement Balanced Fund
UBS Global Allocation Fund
UBS US Allocation Fund
Vanguard Small-Cap Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Total Bond Market Index Fund
Vanguard Total Stock Market Index Fund
Victory Diversified Stock Fund
Victory Special Value Fund
Victory Sycamore Small Company Opportunity Fund
Victory Sycamore Established Value Fund
Invesco Small Cap Discovery Fund
Invesco Comstock Fund
Invesco Equity and Income Fund
Invesco Growth and Income Fund
Invesco Mid Cap Growth Fund
Invesco Quality Income Fund
Invesco Small Cap Value Fund
Invesco American Value Fund
Invesco Value Opportunities Fund
Invesco Diversified Dividend Fund
Invesco American Franchise Fund
Invesco Global Core Equity Fund
Vanguard 500 Index Fund
Wells Fargo International Equity Fund
Wells Fargo Core Bond Fund
Columbia Seligman Communications and Information Fund
Columbia Seligman Global Technology Fund
Columbia Select Small Cap Value Fund (1)
TIAA-CREF Large Cap Value Index Fund
TIAA-CREF Large Cap Growth Fund
TIAA-CREF Bond Index Fund
TIAA-CREF Equity Index Fund
MM MSCI EAFE(R) International Index Fund
MassMutual RetireSMART(SM) by JPMorgan 2020 Fund
MassMutual RetireSMART(SM) by JPMorgan 2025 Fund
MassMutual RetireSMART(SM) by JPMorgan 2030 Fund
MassMutual RetireSMART(SM) by JPMorgan 2035 Fund
MassMutual RetireSMART(SM) by JPMorgan 2040 Fund
MassMutual RetireSMART(SM) by JPMorgan 2045 Fund
MassMutual RetireSMART(SM) by JPMorgan 2050 Fund
MassMutual RetireSMART(SM) by JPMorgan In Retirement Fund
MassMutual RetireSMART(SM) by JPMorgan 2055 Fund
American Century Heritage Fund
ClearBridge Small Cap Value Fund
North Square Oak Ridge Small Cap Growth Fund (1)
Invesco Oppenheimer Intermediate Income Fund (1)
MassMutual Premier Small Cap Opportunities Fund
Fidelity VIP Freedom 2035 Portfolio
Fidelity VIP Freedom 2040 Portfolio (2)
Fidelity VIP Freedom 2050 Portfolio
Ivy Small Cap Growth Fund
MSIF Global Opportunity Portfolio
JPMorgan U.S. Government Money Market Fund
American Century U.S. Government Money Market Fund
Invesco Balanced-Risk Commodity Strategy Fund

--------------------------------------------------------------------------------

APPENDIX

---------------------------------------------------------------------------
Columbia Select International Equity Fund
Putnam Growth Opportunities Fund
John Hancock New Opportunities Fund
Columbia Large Cap Growth III
Victory RS Value Fund
Pioneer Global Equity Fund
MM Russell 2000(R) Small Cap Index Fund
MM S&P 500(R) Index Fund
MM S&P Mid Cap Index Fund
Russell Balanced Strategy Fund
Russell Conservative Strategy Fund
Russell Equity Growth Strategy Fund
Russell Growth Strategy Fund
Russell Moderate Strategy Fund
PIMCO Total Return Fund
PIMCO Real Return Fund

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2019, AND THE RELATED
STATEMENTS OF OPERATIONS AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
PERIOD FROM JANUARY 11, 2019 (INCEPTION) TO DECEMBER 31, 2019

MassMutual Select T.Rowe Price Retire 2030 Fund

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2019, AND THE RELATED
STATEMENTS OF OPERATIONS AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
PERIOD FROM OCTOBER 21, 2019 (INCEPTION) TO DECEMBER 31, 2019

MassMutual Select T.Rowe Price Retire 2040 Fund

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2019, AND THE RELATED
STATEMENTS OF OPERATIONS AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
PERIOD FROM SEPTEMBER 17, 2019 (INCEPTION) TO DECEMBER 31, 2019

MassMutual Select T.Rowe Price Retire 2050 Fund

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2019, AND THE RELATED
STATEMENTS OF OPERATIONS AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
PERIOD FROM OCTOBER 11, 2019 (INCEPTION) TO DECEMBER 31, 2019

MassMutual Select T.Rowe Price Retire 2055 Fund

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2019, AND THE RELATED
STATEMENTS OF OPERATIONS AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
PERIOD FROM OCTOBER 11, 2019 (INCEPTION) TO DECEMBER 31, 2019

MassMutual Select T.Rowe Price Retire 2060 Fund

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2019, AND THE RELATED
STATEMENTS OF OPERATIONS AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
PERIOD FROM JUNE 10, 2019 (INCEPTION) TO DECEMBER 31, 2019

Keeley Small Cap Dividend Value Fund

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2019, AND THE RELATED
STATEMENTS OF OPERATIONS AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
PERIOD FROM JUNE 10, 2019 (INCEPTION) TO DECEMBER 31, 2019

Hartford Global Impact Fund

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2019, AND THE RELATED
STATEMENTS OF OPERATIONS AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
YEAR ENDED DECEMBER 31, 2019 AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
PERIOD FROM DECEMBER 24, 2018 (INCEPTION) TO DECEMBER 31, 2018

MassMutual Blue Chip Growth Fund

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2019, AND THE RELATED
STATEMENTS OF OPERATIONS AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
YEAR ENDED DECEMBER 31, 2019 AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
PERIOD FROM APRIL 6, 2018 (INCEPTION) TO DECEMBER 31, 2018

MassMutual Premier Strategic Emerging Markets Fund

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2019, AND THE RELATED
STATEMENTS OF OPERATIONS AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
YEAR ENDED DECEMBER 31, 2019 AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
PERIOD FROM AUGUST 29, 2018 (INCEPTION) TO DECEMBER 31, 2018

MassMutual Select Small Cap Growth Equity Fund (2)

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2019, AND THE RELATED
STATEMENTS OF OPERATIONS AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
YEAR ENDED DECEMBER 31, 2019 AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
PERIOD FROM JANUARY 16, 2018 (INCEPTION) TO DECEMBER 31, 2018

Fidelity VIP Freedom 2035 Portfolio

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2019, AND THE RELATED
STATEMENTS OF OPERATIONS AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
YEAR ENDED DECEMBER 31, 2019 AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
PERIOD FROM APRIL 20, 2018 (INCEPTION) TO DECEMBER 31, 2018

T. Rowe Price Retirement 2060 Fund

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2019, AND THE RELATED
STATEMENTS OF OPERATIONS AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
YEAR ENDED DECEMBER 31, 2019 AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
PERIOD FROM MARCH 2, 2018 (INCEPTION) TO DECEMBER 31, 2018

BlackRock Advantage Small Cap Growth Fund

--------------------------------------------------------------------------------

APPENDIX

---------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2019, AND THE RELATED
STATEMENTS OF OPERATIONS AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
YEAR ENDED DECEMBER 31, 2019 AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
PERIOD FROM NOVEMBER 14, 2018 (INCEPTION) TO DECEMBER 31, 2018

MassMutual Select T.Rowe Price Retire 2035 Fund

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2019, AND THE RELATED
STATEMENTS OF OPERATIONS AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
YEAR ENDED DECEMBER 31, 2019 AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
PERIOD FROM APRIL 20, 2018 (INCEPTION) TO DECEMBER 31, 2018

BlackRock S&P 500 Index V.I. Fund

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2019, AND THE RELATED
STATEMENTS OF OPERATIONS AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
YEAR ENDED DECEMBER 31, 2019 AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
PERIOD FROM OCTOBER 26, 2018 (INCEPTION) TO DECEMBER 31, 2018

Hartford International Equity Fund

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2019, AND THE RELATED
STATEMENTS OF OPERATIONS AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
YEAR ENDED DECEMBER 31, 2019 AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
PERIOD FROM OCTOBER 19, 2018 (INCEPTION) TO DECEMBER 31, 2018

BNY Mellon Insight Core Plus Fund

STATEMENT OF OPERATIONS AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
PERIOD FROM JANUARY 1, 2019 TO NOVERMBER 15, 2019 (MERGER OR REPLACEMENT DATE)
AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31,
2018

BlackRock LifePath(R) Dynamic 2020 Fund

STATEMENT OF OPERATIONS AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
PERIOD FROM JANUARY 1, 2019 TO NOVEMBER 22, 2019 (MERGER OR REPLACEMENT DATE)
AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31,
2018

The Hartford International Small Company Fund

STATEMENT OF OPERATIONS AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
PERIOD FROM JANUARY 1, 2019 TO JUNE 10, 2019 (MERGER OR REPLACEMENT DATE) AND
THE STATEMENT OF CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 2018

Keeley Small Cap Value Fund

STATEMENT OF OPERATIONS AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
PERIOD FROM JANUARY 1, 2019 TO JANUARY 25, 2019 (MERGER OR REPLACEMENT DATE)
AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31,
2018

MassMutual RetireSMART(SM) by JPMorgan 2010 Fund

STATEMENT OF OPERATIONS AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE
PERIOD FROM JANUARY 1, 2019 TO JANUARY 25, 2019 (MERGER OR REPLACEMENT DATE)
AND THE STATEMENT OF CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31,
2018

MassMutual RetireSMART(SM) by JPMorgan 2015 Fund

STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIOD FROM JANUARY 1, 2018 TO
AUGUST 24, 2018 (MERGER OR REPLACEMENT DATE)

Templeton Global Opportunities Trust Fund

STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIOD FROM JANUARY 1, 2018 TO
DECEMBER 31, 2018 (MERGER OR REPLACEMENT DATE)

Nuveen Santa Barbara Dividend Growth Fund

STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIOD FROM JANUARY 1, 2018 TO MARCH
2, 2018 (MERGER OR REPLACEMENT DATE)

BlackRock Small Cap Growth Fund II

STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIOD FROM JANUARY 1, 2018 TO APRIL
20, 2018 (MERGER OR REPLACEMENT DATE)

HIMCO VIT Index Fund

STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIOD FROM JANUARY 1, 2018 TO
OCTOBER 26, 2018 (MERGER OR REPLACEMENT DATE)

Hartford Global Capital Appreciation Fund

STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIOD FROM JANUARY 1, 2018 TO
OCTOBER 19, 2018 (MERGER OR REPLACEMENT DATE)

Dreyfus Intermediate Term Income Fund

(1)  SEE FINANCIAL STATEMENTS FOR THE FORMER NAME OF THE FUND.
(2)  THIS FUND HAD NO NET ASSET VALUE AS OF DECEMBER 31, 2019.

--------------------------------------------------------------------------------

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                         AMERICAN CENTURY        AMERICAN            AMERICAN             AMERICAN
                                              EQUITY              CENTURY             CENTURY            CENTURY VP
                                            INCOME FUND         GROWTH FUND        ULTRA(R) FUND        BALANCED FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  -------------------

ASSETS:
   Investments:
     Number of shares.................           3,604,625             649,512               8,569               19,209
                                        ==================  ==================  ==================  ===================
     Cost.............................  $       31,119,074  $       19,163,373  $          303,722   $          136,276
                                        ==================  ==================  ==================  ===================
     Market Value.....................  $       32,874,180  $       23,605,834  $          423,808   $          157,134
   Due from Sponsor Company...........                  --                  --                  --                   --
   Receivable from fund shares sold...              54,930               8,478                  23                   --
   Other assets.......................                  --                   1                   2                   --
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................          32,929,110          23,614,313             423,833              157,134
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................              54,961               8,508                  33                    3
   Payable for fund shares purchased..                  --                  --                  --                   --
   Other liabilities..................                   9                   6                   3                    3
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................              54,970               8,514                  36                    6
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $       32,874,140  $       23,605,799  $          423,797   $          157,128
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             762,366             798,546              12,340                7,357
   Minimum unit fair value #*.........  $         20.75887  $         28.70686  $         30.93630   $         21.35807
   Maximum unit fair value #*.........  $         47.88685  $         54.28710  $         35.51588   $         21.35807
   Contract liability.................  $       32,874,140  $       23,605,799  $          423,797   $          157,128

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liability.................                  --                  --                  --                   --

                                                                                      AMERICAN
                                              AMERICAN        AMERICAN CENTURY         CENTURY        AMERICAN CENTURY
                                             CENTURY VP           SMALL CAP         LARGE COMPANY    INFLATION-ADJUSTED
                                         INTERNATIONAL FUND      VALUE FUND          VALUE FUND           BOND FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        -------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................                  947             438,321               4,059              11,705
                                        ===================  ==================  ==================  ==================
     Cost.............................   $           10,348  $        3,603,283  $           36,047  $          135,221
                                        ===================  ==================  ==================  ==================
     Market Value.....................   $           10,896  $        3,478,631  $           44,651  $          135,545
   Due from Sponsor Company...........                   --                  --                  --                 322
   Receivable from fund shares sold...                   --               1,346                   6                  --
   Other assets.......................                   --                   2                   1                   2
                                        -------------------  ------------------  ------------------  ------------------
   Total assets.......................               10,896           3,479,979              44,658             135,869
                                        -------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                    6               1,375                  14                  --
   Payable for fund shares purchased..                   --                  --                  --                 349
   Other liabilities..................                    1                   2                   4                   2
                                        -------------------  ------------------  ------------------  ------------------
   Total liabilities..................                    7               1,377                  18                 351
                                        -------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........   $           10,889  $        3,478,602  $           44,640  $          135,518
                                        ===================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                  646             121,221               2,594               9,957
   Minimum unit fair value #*.........   $         16.85008  $         25.12358  $         17.20555  $         13.27392
   Maximum unit fair value #*.........   $         16.85008  $         37.48975  $         17.20555  $         14.01329
   Contract liability.................   $           10,889  $        3,478,602  $           44,640  $          135,518

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                   --                  --                  --                  --
   Minimum unit fair value #*.........                   --                  --                  --                  --
   Maximum unit fair value #*.........                   --                  --                  --                  --
   Contract liability.................                   --                  --                  --                  --

                                                                 AMERICAN
                                         AMERICAN CENTURY       CENTURY VP
                                              EQUITY             INCOME &
                                            GROWTH FUND         GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................               2,612              19,088
                                        ==================  ==================
     Cost.............................  $           78,375  $          160,413
                                        ==================  ==================
     Market Value.....................  $           81,752  $          191,263
   Due from Sponsor Company...........                  --                  --
   Receivable from fund shares sold...                  22                  --
   Other assets.......................                  --                  --
                                        ------------------  ------------------
   Total assets.......................              81,774             191,263
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  52                   4
   Payable for fund shares purchased..                  --                  --
   Other liabilities..................                   6                   4
                                        ------------------  ------------------
   Total liabilities..................                  58                   8
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           81,716  $          191,255
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               3,352               7,887
   Minimum unit fair value #*.........  $         21.33880  $         23.50892
   Maximum unit fair value #*.........  $         26.45548  $         23.50892
   Contract liability.................  $           81,716  $          185,418

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --              248.00
   Minimum unit fair value #*.........                  --  $         23.53629
   Maximum unit fair value #*.........                  --  $         23.53629
   Contract liability.................                  --  $            5,837

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

---------------------------------------------------------------------------
--------------------------------------------------------------------------------

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                     AMERICAN
                                             AMERICAN            AMERICAN             CENTURY          INVESCO V.I.
                                            CENTURY VP          CENTURY VP            MID CAP            SMALL CAP
                                            ULTRA FUND          VALUE FUND          VALUE FUND          EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              53,569              75,209              46,165               5,766
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          698,717  $          583,116  $          723,530  $          109,171
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        1,121,196  $          881,455  $          786,656  $          102,239
   Due from Sponsor Company...........                   4                  --                 198                  --
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                   3                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,121,203             881,455             786,855             102,239
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                   2
   Payable for fund shares purchased..                   4                  --                 236                  --
   Other liabilities..................                   1                   1                   9                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   5                   1                 245                   3
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,121,198  $          881,454  $          786,610  $          102,236
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              30,957              36,915              26,890               5,258
   Minimum unit fair value #*.........  $         36.21749  $         23.15392  $         26.92458  $         19.44464
   Maximum unit fair value #*.........  $         36.21749  $         23.15392  $         30.45050  $         19.44464
   Contract liability.................  $        1,121,198  $          854,735  $          786,610  $          102,236

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --            1,154.00                  --                  --
   Minimum unit fair value #*.........                  --  $         23.15338                  --                  --
   Maximum unit fair value #*.........                  --  $         23.15338                  --                  --
   Contract liability.................                  --  $           26,719                  --                  --

                                           INVESCO V.I.           INVESCO             INVESCO             INVESCO
                                            DIVERSIFIED          EUROPEAN          INTERNATIONAL          MID CAP
                                           DIVIDEND FUND        GROWTH FUND         GROWTH FUND      CORE EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................               1,181               8,176              10,282              11,066
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           25,095  $          287,858  $          332,630  $          233,584
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $           32,161  $          327,705  $          331,904  $          194,874
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  --                  34                  74                  15
   Other assets.......................                  --                   1                  --                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              32,161             327,740             331,978             194,892
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   7                  56                  97                  35
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   2                   1                   9                   6
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   9                  57                 106                  41
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           32,152  $          327,683  $          331,872  $          194,851
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               1,391              23,910              19,628               9,339
   Minimum unit fair value #*.........  $         23.10780  $         12.58662  $         13.23006  $         19.33177
   Maximum unit fair value #*.........  $         23.10780  $         19.70785  $         19.97457  $         22.97168
   Contract liability.................  $           32,152  $          327,683  $          331,872  $          194,851

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                              INVESCO
                                             SMALL CAP            INVESCO
                                            GROWTH FUND      REAL ESTATE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              49,926             208,719
                                        ==================  ==================
     Cost.............................  $        1,837,887  $        4,730,193
                                        ==================  ==================
     Market Value.....................  $        1,829,591  $        4,578,323
   Due from Sponsor Company...........               1,527                  --
   Receivable from fund shares sold...                  --              10,729
   Other assets.......................                   1                   1
                                        ------------------  ------------------
   Total assets.......................           1,831,119           4,589,053
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --              10,745
   Payable for fund shares purchased..               1,577                  --
   Other liabilities..................                   5                   4
                                        ------------------  ------------------
   Total liabilities..................               1,582              10,749
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,829,537  $        4,578,304
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              68,278             119,378
   Minimum unit fair value #*.........  $         16.34879  $         17.52247
   Maximum unit fair value #*.........  $         58.52084  $         55.37350
   Contract liability.................  $        1,829,537  $        4,578,304

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-10

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-11

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                              INVESCO             INVESCO        AMERICAN CENTURY
                                             SMALL CAP          DEVELOPING          DIVERSIFIED        DOMINI IMPACT
                                            EQUITY FUND        MARKETS FUND          BOND FUND          EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              51,996              72,832              20,252              70,469
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          710,707  $        2,303,147  $          217,811  $        1,540,423
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          649,945  $        2,807,667  $          221,757  $        1,696,194
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  43               2,503                  23                   9
   Other assets.......................                   5                  --                   9                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             649,993           2,810,170             221,789           1,696,206
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  75               2,538                  34                  37
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   6                   7                   1                   9
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  81               2,545                  35                  46
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          649,912  $        2,807,625  $          221,754  $        1,696,160
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              32,078             170,077              18,445              24,588
   Minimum unit fair value #*.........  $         18.18985  $         14.79122  $         11.95768  $         20.63196
   Maximum unit fair value #*.........  $         22.64508  $         16.72896  $         12.43801  $         79.49883
   Contract liability.................  $          649,912  $        2,807,625  $          221,754  $        1,696,160

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                                                                                      AB SUSTAINABLE
                                             AB GLOBAL        AB GLOBAL RISK        AB RELATIVE        INTERNATIONAL
                                             BOND FUND        ALLOCATION FUND       VALUE FUND         THEMATIC FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              13,193              11,270              13,973              25,378
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          110,463  $          180,072  $           76,227  $          421,406
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          112,136  $          192,047  $           78,671  $          449,182
   Due from Sponsor Company...........                  --                  --               2,451                  --
   Receivable from fund shares sold...                  22                  34                  --                  46
   Other assets.......................                  10                   2                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             112,168             192,083              81,122             449,228
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  35                  72                  --                  77
   Payable for fund shares purchased..                  --                  --               2,471                  --
   Other liabilities..................                  --                   2                   7                  16
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  35                  74               2,478                  93
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          112,133  $          192,009  $           78,644  $          449,135
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               9,004              10,295               3,551              36,632
   Minimum unit fair value #*.........  $         12.31558  $         13.04556  $         21.08079  $         10.15945
   Maximum unit fair value #*.........  $         13.16383  $         20.76804  $         24.26947  $         14.66696
   Contract liability.................  $          112,133  $          192,009  $           78,644  $          449,135

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                         AB INTERNATIONAL
                                            VALUE FUND        AB GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              53,371                 507
                                        ==================  ==================
     Cost.............................  $          722,054  $           33,877
                                        ==================  ==================
     Market Value.....................  $          700,226  $           40,661
   Due from Sponsor Company...........                 113                  --
   Receivable from fund shares sold...                  --                  12
   Other assets.......................                   1                  --
                                        ------------------  ------------------
   Total assets.......................             700,340              40,673
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  31
   Payable for fund shares purchased..                 153                  --
   Other liabilities..................                   1                   5
                                        ------------------  ------------------
   Total liabilities..................                 154                  36
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          700,186  $           40,637
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              66,145               1,384
   Minimum unit fair value #*.........  $          6.47050  $         27.90603
   Maximum unit fair value #*.........  $         13.12000  $         29.90954
   Contract liability.................  $          700,186  $           40,637

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-12

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-13

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                           AB DISCOVERY        AB DISCOVERY                               AB HIGH
                                            GROWTH FUND         VALUE FUND         AB VALUE FUND        INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              22,821              39,141                 670              59,065
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          232,964  $          788,868  $            9,636  $          503,383
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          242,364  $          779,301  $           10,300  $          490,829
   Due from Sponsor Company...........                 693                 447                  --                  --
   Receivable from fund shares sold...                  --                  --                   6                  54
   Other assets.......................                   3                   1                  --                  64
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             243,060             779,749              10,306             490,947
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  13                  84
   Payable for fund shares purchased..                 719                 486                  --                  --
   Other liabilities..................                   3                  --                   2                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 722                 486                  15                  86
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          242,338  $          779,263  $           10,291  $          490,861
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               7,582              33,958                 869              31,924
   Minimum unit fair value #*.........  $         29.18866  $         21.78834  $         11.79975  $         14.94326
   Maximum unit fair value #*.........  $         33.69482  $         24.20063  $         12.97352  $         15.97245
   Contract liability.................  $          242,338  $          779,263  $           10,291  $          490,861

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                                              AMERICAN FUNDS      AMERICAN FUNDS      AMERICAN FUNDS
                                          AMERICAN FUNDS         AMERICAN         CAPITAL INCOME        EUROPACIFIC
                                           AMCAP FUND(R)     BALANCED FUND(R)       BUILDER(R)          GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................             105,089             353,691             255,523             471,426
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        2,854,785  $        8,584,767  $       14,600,222  $       21,636,733
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        3,403,826  $       10,023,604  $       16,182,260  $       25,665,793
   Due from Sponsor Company...........               3,093               4,577               1,798                  --
   Receivable from fund shares sold...                  --                  --                  --              27,104
   Other assets.......................                   4                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           3,406,923          10,028,181          16,184,059          25,692,897
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --              27,109
   Payable for fund shares purchased..               3,110               4,594               1,800                  --
   Other liabilities..................                   2                   4                   2                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               3,112               4,598               1,802              27,112
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        3,403,811  $       10,023,583  $       16,182,257  $       25,665,785
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             126,279             469,248           1,007,677           1,135,181
   Minimum unit fair value #*.........  $         24.53907  $         20.00697  $         14.61040  $         14.03495
   Maximum unit fair value #*.........  $         29.43667  $         24.34963  $         18.82451  $         54.44000
   Contract liability.................  $        3,403,811  $       10,023,583  $       16,182,257  $       25,665,785

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                          AMERICAN FUNDS      AMERICAN FUNDS
                                            FUNDAMENTAL             NEW
                                        INVESTORS FUND(SM)  PERSPECTIVE FUND(R)
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------

ASSETS:
   Investments:
     Number of shares.................             274,076             213,600
                                        ==================  ===================
     Cost.............................  $       14,245,544  $        7,910,693
                                        ==================  ===================
     Market Value.....................  $       16,948,833  $        9,853,345
   Due from Sponsor Company...........               6,128                 867
   Receivable from fund shares sold...                  --                  --
   Other assets.......................                  --                  --
                                        ------------------  -------------------
   Total assets.......................          16,954,961           9,854,212
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --
   Payable for fund shares purchased..               6,139                 874
   Other liabilities..................                   5                   2
                                        ------------------  -------------------
   Total liabilities..................               6,144                 876
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $       16,948,817  $        9,853,336
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             702,901             409,813
   Minimum unit fair value #*.........  $         22.16905  $         21.30073
   Maximum unit fair value #*.........  $         29.08599  $         28.51913
   Contract liability.................  $       16,948,817  $        9,853,336

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-14

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-15

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                      AMERICAN FUNDS
                                          AMERICAN FUNDS      AMERICAN FUNDS      AMERICAN FUNDS      THE INVESTMENT
                                           THE BOND FUND      THE GROWTH FUND     THE INCOME FUND         COMPANY
                                           OF AMERICA(R)       OF AMERICA(R)       OF AMERICA(R)       OF AMERICA(R)
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................             312,294             876,194             475,274             244,067
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        3,949,325  $       36,511,583  $        9,746,293  $        8,720,013
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        4,087,926  $       43,871,018  $       10,997,846  $        9,616,244
   Due from Sponsor Company...........                 487               8,921               1,984                  --
   Receivable from fund shares sold...                  --                  --                  --               4,338
   Other assets.......................                  92                   3                   4                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           4,088,505          43,879,942          10,999,834           9,620,584
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --               4,345
   Payable for fund shares purchased..                 493               8,926               1,990                  --
   Other liabilities..................                   3                   2                  --                   5
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 496               8,928               1,990               4,350
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        4,088,009  $       43,871,014  $       10,997,844  $        9,616,234
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             314,725           1,338,583             586,845             440,305
   Minimum unit fair value #*.........  $         12.36458  $         23.82610  $         16.88195  $         20.09572
   Maximum unit fair value #*.........  $         13.77943  $         50.07000  $         21.59395  $         25.35625
   Contract liability.................  $        4,088,009  $       43,871,014  $       10,997,844  $        9,616,234

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                                              AMERICAN FUNDS                          AMERICAN FUNDS
                                          AMERICAN FUNDS        WASHINGTON        AMERICAN FUNDS       CAPITAL WORLD
                                              THE NEW             MUTUAL             AMERICAN           GROWTH AND
                                          ECONOMY FUND(R)   INVESTORS FUND(SM)    MUTUAL FUND(R)      INCOME FUND(R)
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              69,267             107,146              91,626             485,261
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        2,708,159  $        4,255,655  $        3,272,050  $       20,965,377
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        3,085,853  $        5,109,780  $        3,953,645  $       25,206,720
   Due from Sponsor Company...........               1,198               2,030                 760                  --
   Receivable from fund shares sold...                  --                  --                  --               5,345
   Other assets.......................                   2                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           3,087,053           5,111,810           3,954,405          25,212,065
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --               5,345
   Payable for fund shares purchased..               1,228               2,041                 788                  --
   Other liabilities..................                   5                   7                  10                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               1,233               2,048                 798               5,348
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        3,085,820  $        5,109,762  $        3,953,607  $       25,206,717
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             109,485             209,002             169,247             989,508
   Minimum unit fair value #*.........  $         25.13019  $         21.18918  $         20.55699  $         16.46031
   Maximum unit fair value #*.........  $         33.30074  $         27.32103  $         26.46595  $        101.13126
   Contract liability.................  $        3,085,820  $        5,109,762  $        3,953,607  $       25,206,717

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                          AMERICAN FUNDS
                                             SMALLCAP
                                           WORLD FUND(R)      NEW WORLD FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              15,126               5,788
                                        ==================  ==================
     Cost.............................  $          690,255  $          374,711
                                        ==================  ==================
     Market Value.....................  $          843,873  $          402,506
   Due from Sponsor Company...........                 144                 679
   Receivable from fund shares sold...                  --                  --
   Other assets.......................                  --                  --
                                        ------------------  ------------------
   Total assets.......................             844,017             403,185
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --
   Payable for fund shares purchased..                 158                 695
   Other liabilities..................                   4                   6
                                        ------------------  ------------------
   Total liabilities..................                 162                 701
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          843,855  $          402,484
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              39,982              26,160
   Minimum unit fair value #*.........  $         18.45797  $         14.90014
   Maximum unit fair value #*.........  $         25.66279  $         15.62331
   Contract liability.................  $          843,855  $          402,484

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-16

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-17

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                      ARTISAN             AVE MARIA
                                               ARIEL                                  MID CAP              RISING
                                         APPRECIATION FUND      ARIEL FUND          VALUE FUND          DIVIDEND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  -------------------

ASSETS:
   Investments:
     Number of shares.................               4,304               5,232             206,607               65,257
                                        ==================  ==================  ==================  ===================
     Cost.............................  $          205,942  $          344,689  $        4,361,934   $        1,121,851
                                        ==================  ==================  ==================  ===================
     Market Value.....................  $          192,016  $          340,351  $        3,896,615   $        1,218,996
   Due from Sponsor Company...........                  --                  --                  --                   --
   Receivable from fund shares sold...                  43                  32                 140                9,673
   Other assets.......................                   1                   1                   4                   --
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................             192,060             340,384           3,896,759            1,228,669
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  56                  38                 163                9,701
   Payable for fund shares purchased..                  --                  --                  --                   --
   Other liabilities..................                   6                   1                   6                    9
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................                  62                  39                 169                9,710
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          191,998  $          340,345  $        3,896,590   $        1,218,959
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               7,177              13,726              77,348               41,636
   Minimum unit fair value #*.........  $         24.02268  $         22.39450  $         18.86000   $         27.22509
   Maximum unit fair value #*.........  $         44.61000  $         65.05000  $         56.73703   $         30.78989
   Contract liability.................  $          191,998  $          340,345  $        3,896,590   $        1,218,959

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liability.................                  --                  --                  --                   --

                                                                                     BLACKROCK            BLACKROCK
                                             AVE MARIA           AVE MARIA      LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                            VALUE FUND          GROWTH FUND          2030 FUND            2040 FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  -------------------  -------------------

ASSETS:
   Investments:
     Number of shares.................                 855               4,949           2,023,785            1,609,883
                                        ==================  ==================  ===================  ===================
     Cost.............................  $           16,967  $          161,720  $       28,172,634   $       26,921,440
                                        ==================  ==================  ===================  ===================
     Market Value.....................  $           16,827  $          188,043  $       26,863,710   $       25,867,500
   Due from Sponsor Company...........                  --                  --                  --                   --
   Receivable from fund shares sold...                   2                  36              26,062               46,318
   Other assets.......................                  --                   2                  --                   --
                                        ------------------  ------------------  -------------------  -------------------
   Total assets.......................              16,829             188,081          26,889,772           25,913,818
                                        ------------------  ------------------  -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  28                  62              26,068               46,330
   Payable for fund shares purchased..                  --                  --                  --                   --
   Other liabilities..................                   3                   7                  10                    2
                                        ------------------  ------------------  -------------------  -------------------
   Total liabilities..................                  31                  69              26,078               46,332
                                        ------------------  ------------------  -------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $           16,798  $          188,012  $       26,863,694   $       25,867,486
                                        ==================  ==================  ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               1,391               5,212           1,302,525            1,280,284
   Minimum unit fair value #*.........  $         11.98915  $         33.93045  $         13.65000   $         15.56411
   Maximum unit fair value #*.........  $         12.09667  $         38.37286  $         33.44683   $         36.39360
   Contract liability.................  $           16,798  $          188,012  $       26,863,694   $       25,867,486

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liability.................                  --                  --                  --                   --

                                             BLACKROCK            BLACKROCK
                                        LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                          RETIREMENT FUND         2050 FUND
                                          SUB-ACCOUNT (1)        SUB-ACCOUNT
                                        -------------------  -------------------

ASSETS:
   Investments:
     Number of shares.................           1,840,516              284,240
                                        ===================  ===================
     Cost.............................  $       18,888,068   $        5,594,749
                                        ===================  ===================
     Market Value.....................  $       18,863,222   $        5,783,588
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                 148              141,002
   Other assets.......................                  --                    1
                                        -------------------  -------------------
   Total assets.......................          18,863,370            5,924,591
                                        -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                 173              141,018
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                  11                    8
                                        -------------------  -------------------
   Total liabilities..................                 184              141,026
                                        -------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $       18,863,186   $        5,783,565
                                        ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             980,408              257,213
   Minimum unit fair value #*.........  $         11.04000   $         20.39000
   Maximum unit fair value #*.........  $         25.87111   $         24.11127
   Contract liability.................  $       18,863,186   $        5,783,565

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liability.................                  --                   --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(1)   Effective November 15, 2019 BlackRock LifePath(R) Dynamic 2020 Fund
      merged with BlackRock LifePath(R) Dynamic Retirement Fund

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-18

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-19

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                             BLACKROCK            BLACKROCK            BLACKROCK            BLACKROCK
                                        LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                             2025 FUND            2035 FUND            2045 FUND            2055 FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments:
     Number of shares.................              26,489               39,291               23,672               29,225
                                        ===================  ===================  ===================  ===================
     Cost.............................  $          348,687   $          547,540   $          345,945   $          439,888
                                        ===================  ===================  ===================  ===================
     Market Value.....................  $          352,040   $          560,684   $          361,477   $          462,341
   Due from Sponsor Company...........                  --                   --                   --                   --
   Receivable from fund shares sold...                  65                  167                  131                  162
   Other assets.......................                  --                    3                   --                   --
                                        -------------------  -------------------  -------------------  -------------------
   Total assets.......................             352,105              560,854              361,608              462,503
                                        -------------------  -------------------  -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  85                  186                  150                  192
   Payable for fund shares purchased..                  --                   --                   --                   --
   Other liabilities..................                   7                    2                    9                    4
                                        -------------------  -------------------  -------------------  -------------------
   Total liabilities..................                  92                  188                  159                  196
                                        -------------------  -------------------  -------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          352,013   $          560,666   $          361,449   $          462,307
                                        ===================  ===================  ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              21,955               31,853               19,069               23,679
   Minimum unit fair value #*.........  $         15.80156   $         17.47643   $         18.69166   $         19.24278
   Maximum unit fair value #*.........  $         16.31318   $         18.18658   $         20.08102   $         20.67308
   Contract liability.................  $          352,013   $          560,666   $          361,449   $          462,307

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --                   --                   --
   Minimum unit fair value #*.........                  --                   --                   --                   --
   Maximum unit fair value #*.........                  --                   --                   --                   --
   Contract liability.................                  --                   --                   --                   --

                                                                 BLACKROCK            BLACKROCK           BLACKROCK
                                               BARON          U.S. GOVERNMENT          EQUITY              CAPITAL
                                          SMALL CAP FUND      BOND PORTFOLIO        DIVIDEND FUND     APPRECIATION FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              87,881              13,611              121,256              17,428
                                        ==================  ===================  ==================  ==================
     Cost.............................  $        2,438,510  $           143,466  $        2,647,588  $          454,734
                                        ==================  ===================  ==================  ==================
     Market Value.....................  $        2,580,185  $           144,141  $        2,523,331  $          480,654
   Due from Sponsor Company...........                  --                  62                3,809                  72
   Receivable from fund shares sold...                  31                  --                   --                  --
   Other assets.......................                   1                  21                   --                  --
                                        ------------------  -------------------  ------------------  ------------------
   Total assets.......................           2,580,217             144,224            2,527,140             480,726
                                        ------------------  -------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  39                  --                   --                  --
   Payable for fund shares purchased..                  --                  92                3,839                  97
   Other liabilities..................                   4                  --                    8                   8
                                        ------------------  -------------------  ------------------  ------------------
   Total liabilities..................                  43                  92                3,847                 105
                                        ------------------  -------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        2,580,174  $          144,132   $        2,523,293  $          480,621
                                        ==================  ===================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              65,199              12,588               61,176               9,908
   Minimum unit fair value #*.........  $         28.63798  $         10.91036   $         39.67807  $         47.19520
   Maximum unit fair value #*.........  $         40.35623  $         12.13399   $         45.42469  $         51.18527
   Contract liability.................  $        2,580,174  $          144,132   $        2,523,293  $          480,621

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                   --                  --
   Minimum unit fair value #*.........                  --                  --                   --                  --
   Maximum unit fair value #*.........                  --                  --                   --                  --
   Contract liability.................                  --                  --                   --                  --

                                             BLACKROCK
                                             ADVANTAGE           CALVERT VP
                                             LARGE CAP          SRI BALANCED
                                            GROWTH FUND           PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  -------------------

ASSETS:
   Investments:
     Number of shares.................                3,556              183,019
                                        ===================  ===================
     Cost.............................  $            48,558   $          353,981
                                        ===================  ===================
     Market Value.....................  $            58,987   $          419,113
   Due from Sponsor Company...........                   --                   --
   Receivable from fund shares sold...                   --                   --
   Other assets.......................                    1                    3
                                        -------------------  -------------------
   Total assets.......................               58,988              419,116
                                        -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                    4                    8
   Payable for fund shares purchased..                   18                   --
   Other liabilities..................                    4                    2
                                        -------------------  -------------------
   Total liabilities..................                   26                   10
                                        -------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $            58,962   $          419,106
                                        ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                1,374               20,863
   Minimum unit fair value #*.........  $          42.68200   $         20.08849
   Maximum unit fair value #*.........  $          46.29069   $         20.08849
   Contract liability.................  $            58,962   $          419,106

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                   --                   --
   Minimum unit fair value #*.........                   --                   --
   Maximum unit fair value #*.........                   --                   --
   Contract liability.................                   --                   --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-20

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-21

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                         COLUMBIA
                                          CALVERT EQUITY       CALVERT BOND           CALVERT           CONTRARIAN
                                               FUND                FUND             INCOME FUND          CORE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................             113,992             129,513              35,545              15,809
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        4,986,380  $        2,068,849  $          574,414  $          362,022
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        6,290,054  $        2,131,784  $          611,371  $          422,251
   Due from Sponsor Company...........              17,764               2,168                 147                  --
   Receivable from fund shares sold...                  --                  --                  --               1,708
   Other assets.......................                   1                  73                  48                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           6,307,819           2,134,025             611,566             423,959
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --               1,756
   Payable for fund shares purchased..              17,783               2,203                 172                  --
   Other liabilities..................                   4                  --                  --                  10
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................              17,787               2,203                 172               1,766
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        6,290,032  $        2,131,822  $          611,394  $          422,193
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             173,102             141,601              43,251               8,225
   Minimum unit fair value #*.........  $         29.09426  $         14.14874  $         13.63441  $         50.49505
   Maximum unit fair value #*.........  $         55.18000  $         16.15121  $         14.88129  $         54.76352
   Contract liability.................  $        6,290,032  $        2,131,822  $          611,394  $          422,193

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                             COLUMBIA            COLUMBIA
                                             SMALL CAP        SELECT MID CAP         COLUMBIA           CRM MID CAP
                                           VALUE I FUND         VALUE FUND          ACORN FUND          VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................               2,023              74,845             122,562              21,368
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           80,222  $          972,696  $        1,827,587  $          466,554
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $           74,108  $          846,499  $        1,435,197  $          457,696
   Due from Sponsor Company...........                  --                 234                  --                  --
   Receivable from fund shares sold...                   7                  --                 139                  17
   Other assets.......................                   6                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              74,121             846,733           1,435,337             457,713
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  16                  --                 158                  22
   Payable for fund shares purchased..                  --                 262                  --                  --
   Other liabilities..................                  --                  11                   1                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  16                 273                 159                  24
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           74,105  $          846,460  $        1,435,178  $          457,689
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               1,831              45,233              29,155              15,304
   Minimum unit fair value #*.........  $         39.66293  $         17.90050  $         46.96174  $         26.26109
   Maximum unit fair value #*.........  $         43.01657  $         20.95665  $         53.76374  $         31.46117
   Contract liability.................  $           74,105  $          846,460  $        1,435,178  $          457,689

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                             COLUMBIA             CALAMOS
                                            DISCIPLINED        INTERNATIONAL
                                          SMALL CORE FUND       GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              10,198                  68
                                        ==================  ==================
     Cost.............................  $           71,829  $            1,225
                                        ==================  ==================
     Market Value.....................  $           54,762  $            1,314
   Due from Sponsor Company...........                  --                  --
   Receivable from fund shares sold...                  --                   1
   Other assets.......................                  --                  --
                                        ------------------  ------------------
   Total assets.......................              54,762               1,315
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  31                  10
   Payable for fund shares purchased..                  --                  --
   Other liabilities..................                   3                   7
                                        ------------------  ------------------
   Total liabilities..................                  34                  17
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           54,728  $            1,298
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               2,859                 100
   Minimum unit fair value #*.........  $         18.79096  $         13.06494
   Maximum unit fair value #*.........  $         20.23124  $         13.06494
   Contract liability.................  $           54,728  $            1,298

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-22

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-23

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                   DAVIS                                  DELAWARE
                                               DAVIS             NEW YORK              DAVIS             DIVERSIFIED
                                          FINANCIAL FUND       VENTURE FUND      OPPORTUNITY FUND        INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  -------------------

ASSETS:
   Investments:
     Number of shares.................               5,052             197,721               5,062                1,118
                                        ==================  ==================  ==================  ===================
     Cost.............................  $          234,002  $        6,368,411  $          163,126   $            9,680
                                        ==================  ==================  ==================  ===================
     Market Value.....................  $          249,308  $        5,864,408  $          169,413   $            9,854
   Due from Sponsor Company...........                  --               5,147                  --                   --
   Receivable from fund shares sold...                  15                  --                  13                    2
   Other assets.......................                  --                  --                   1                   --
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................             249,323           5,869,555             169,427                9,856
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  39                  --                  30                   21
   Payable for fund shares purchased..                  --               5,163                  --                   --
   Other liabilities..................                   5                   2                   4                  153
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................                  44               5,165                  34                  174
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          249,279  $        5,864,390  $          169,393   $            9,682
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              12,748             201,073               7,972                  829
   Minimum unit fair value #*.........  $         17.31499  $         18.64811  $         20.57825   $         11.66598
   Maximum unit fair value #*.........  $         22.35249  $         90.18506  $         22.55483   $         11.85335
   Contract liability.................  $          249,279  $        5,864,390  $          169,393   $            9,682

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liability.................                  --                  --                  --                   --

                                             DELAWARE             DREYFUS             DREYFUS             DREYFUS
                                         EXTENDED DURATION      BOND MARKET      VIF APPRECIATION      INTERNATIONAL
                                             BOND FUND          INDEX FUND           PORTFOLIO       STOCK INDEX FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................               1,714           1,232,075                 552              22,668
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           11,301  $       12,835,304  $           21,783  $          360,396
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $           11,932  $       13,010,708  $           23,611  $          402,576
   Due from Sponsor Company...........                  --               1,755                  --                  --
   Receivable from fund shares sold...                   2                  --                  --                  --
   Other assets.......................                  18                 490                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              11,952          13,012,953              23,611             402,576
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  23                  --                  --                  --
   Payable for fund shares purchased..                  --               1,765                  --                  --
   Other liabilities..................                  --                   1                   3                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  23               1,766                   3                   2
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           11,929  $       13,011,187  $           23,608  $          402,574
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 767             900,400                 850              24,805
   Minimum unit fair value #*.........  $         15.32713  $         12.89963  $         27.76148  $         16.22972
   Maximum unit fair value #*.........  $         16.01354  $         14.92520  $         27.76148  $         16.22972
   Contract liability.................  $           11,929  $       13,011,187  $           23,608  $          402,574

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                              DREYFUS             DREYFUS
                                              MIDCAP          SMALLCAP STOCK
                                            INDEX FUND          INDEX FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................             521,166             453,006
                                        ==================  ==================
     Cost.............................  $       18,121,348  $       13,242,061
                                        ==================  ==================
     Market Value.....................  $       16,995,216  $       12,951,440
   Due from Sponsor Company...........                  --                  --
   Receivable from fund shares sold...               3,562               4,082
   Other assets.......................                  --                  --
                                        ------------------  ------------------
   Total assets.......................          16,998,778          12,955,522
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................               3,591               4,104
   Payable for fund shares purchased..                  --                  --
   Other liabilities..................                   6                   4
                                        ------------------  ------------------
   Total liabilities..................               3,597               4,108
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $       16,995,181  $       12,951,414
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             291,002             244,002
   Minimum unit fair value #*.........  $         24.82084  $         26.89384
   Maximum unit fair value #*.........  $         95.39797  $         72.57905
   Contract liability.................  $       16,995,181  $       12,951,414

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-24

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-25

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                    THE DREYFUS
                                              DREYFUS             DREYFUS           SUSTAINABLE           DREYFUS
                                          VIF GROWTH AND     VIF QUALITY BOND       U.S. EQUITY           S&P 500
                                         INCOME PORTFOLIO     PORTFOLIO FUND      PORTFOLIO, INC.       INDEX FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................                   0               6,161                 140             558,333
                                        ==================  ==================  ==================  ==================
     Cost.............................  $                8  $           72,709  $            5,076  $       28,125,284
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $                9  $           74,054  $            5,507  $       28,100,896
   Due from Sponsor Company...........                  --                  --                  --              18,034
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                  --                   1                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................                   9              74,055               5,508          28,118,930
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   8                   1                   3                  --
   Payable for fund shares purchased..                  --                  --                  --              18,044
   Other liabilities..................                   1                   1                   1                  11
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   9                   2                   4              18,055
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $               --  $           74,053  $            5,504  $       28,100,875
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                  --               4,996                 194           1,029,503
   Minimum unit fair value #*.........  $          0.00000  $         14.82274  $         28.38297  $         24.49367
   Maximum unit fair value #*.........  $          0.00000  $         14.82274  $         28.38297  $         28.33923
   Contract liability.................                  --  $           74,053  $            5,504  $       28,100,875

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                            EATON VANCE         EATON VANCE         EATON VANCE         EATON VANCE
                                             LARGE-CAP           DIVIDEND        WORLDWIDE HEALTH       INCOME FUND
                                            VALUE FUND         BUILDER FUND        SCIENCES FUND         OF BOSTON
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................             358,287             101,120              70,212             409,939
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        6,556,001  $        1,327,011  $          779,457  $        2,344,866
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        7,516,870  $        1,578,488  $          869,219  $        2,316,158
   Due from Sponsor Company...........                  --                  --                 139                  --
   Receivable from fund shares sold...              24,421                  89                  --              16,145
   Other assets.......................                  --                  --                  --                 618
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           7,541,291           1,578,577             869,358           2,332,921
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................              24,436                 133                  --              16,179
   Payable for fund shares purchased..                  --                  --                 158                  --
   Other liabilities..................                   6                  12                  11                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................              24,442                 145                 169              16,179
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        7,516,849  $        1,578,432  $          869,189  $        2,316,742
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             368,737              74,371              24,248             118,694
   Minimum unit fair value #*.........  $         17.65172  $         18.99102  $         31.17127  $         18.17541
   Maximum unit fair value #*.........  $         23.87642  $         28.90305  $         38.92777  $         21.22925
   Contract liability.................  $        7,516,849  $        1,578,432  $          869,189  $        2,316,742

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                                                EATON VANCE
                                            EATON VANCE       ATLANTA CAPITAL
                                           BALANCED FUND       SMID-CAP FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              15,953              27,037
                                        ==================  ==================
     Cost.............................  $          144,830  $          773,661
                                        ==================  ==================
     Market Value.....................  $          157,138  $          906,265
   Due from Sponsor Company...........                 148                  --
   Receivable from fund shares sold...                  --                  16
   Other assets.......................                  --                  --
                                        ------------------  ------------------
   Total assets.......................             157,286             906,281
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  42
   Payable for fund shares purchased..                 159                  --
   Other liabilities..................                   5                   8
                                        ------------------  ------------------
   Total liabilities..................                 164                  50
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          157,122  $          906,231
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               5,249              30,865
   Minimum unit fair value #*.........  $         29.66989  $         27.36088
   Maximum unit fair value #*.........  $         32.17837  $         30.22529
   Contract liability.................  $          157,122  $          906,231

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-26

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-27

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                    WELLS FARGO        ALGER CAPITAL
                                            WELLS FARGO         WELLS FARGO          UTILITY &         APPRECIATION
                                               ASSET         EMERGING MARKETS   TELECOMMUNICATIONS     INSTITUTIONAL
                                          ALLOCATION FUND       EQUITY FUND            FUND              PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              10,596              82,621                 533             144,649
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          141,375  $        1,785,831  $           10,798  $        4,345,273
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          150,986  $        2,221,673  $           12,237  $        4,991,847
   Due from Sponsor Company...........                  --                  --                  --                 768
   Receivable from fund shares sold...                  24                 466                   4                  --
   Other assets.......................                  --                  --                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             151,010           2,222,139              12,241           4,992,616
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  41                 481                  17                  --
   Payable for fund shares purchased..                  --                  --                  --                 787
   Other liabilities..................                   8                   4                   7                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  49                 485                  24                 789
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          150,961  $        2,221,654  $           12,217  $        4,991,827
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               9,608              81,529                 349             130,952
   Minimum unit fair value #*.........  $         14.26064  $         26.45673  $         34.13957  $         31.49152
   Maximum unit fair value #*.........  $         17.57104  $         30.28906  $         37.02577  $         46.73483
   Contract liability.................  $          150,961  $        2,221,654  $           12,217  $        4,991,827

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                                                                  NUVEEN MID CAP
                                           ALGER MID CAP      ALGER SMALL CAP         GROWTH              NUVEEN
                                              GROWTH              GROWTH           OPPORTUNITIES         SMALL CAP
                                        INSTITUTIONAL FUND  INSTITUTIONAL FUND         FUND             SELECT FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              50,382              20,486               4,691               1,869
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,182,402  $          428,007  $          165,733  $           15,213
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        1,509,935  $          388,011  $          133,978  $           15,273
   Due from Sponsor Company...........                  --                  64                 811                  --
   Receivable from fund shares sold...                  60                  --                  --                   3
   Other assets.......................                   2                   4                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,509,997             388,079             134,789              15,276
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  85                  --                  --                  14
   Payable for fund shares purchased..                  --                  96                 833                  --
   Other liabilities..................                   6                   3                   7                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  91                  99                 840                  16
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,509,906  $          387,980  $          133,949  $           15,260
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              69,472              16,034               4,549                 604
   Minimum unit fair value #*.........  $         18.96067  $         22.39760  $         28.52683  $         25.11593
   Maximum unit fair value #*.........  $         27.52375  $         25.09765  $         30.26257  $         26.38321
   Contract liability.................  $        1,509,906  $          387,980  $          133,949  $           15,260

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                             FIDELITY            FIDELITY
                                          ADVISOR EQUITY       ADVISOR VALUE
                                            GROWTH FUND       STRATEGIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              38,135               6,132
                                        ==================  ==================
     Cost.............................  $          389,413  $          196,934
                                        ==================  ==================
     Market Value.....................  $          460,286  $          211,200
   Due from Sponsor Company...........                  --                  --
   Receivable from fund shares sold...                  39                  21
   Other assets.......................                  --                  --
                                        ------------------  ------------------
   Total assets.......................             460,325             211,221
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  57                  23
   Payable for fund shares purchased..                  --                  --
   Other liabilities..................                   6                   2
                                        ------------------  ------------------
   Total liabilities..................                  63                  25
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          460,262  $          211,196
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              16,281               6,000
   Minimum unit fair value #*.........  $         27.12473  $         35.19746
   Maximum unit fair value #*.........  $         33.74086  $         35.19746
   Contract liability.................  $          460,262  $          211,196

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-28

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-29

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                         FIDELITY ADVISOR                            FEDERATED
                                             LEVERAGED           FEDERATED         FUND FOR U.S.         FEDERATED
                                              COMPANY             EQUITY            GOVERNMENT          MDT MID CAP
                                            STOCK FUND       INCOME FUND, INC.    SECURITIES FUND       GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              46,970               4,579              23,362               5,328
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,989,522  $          100,384  $          174,872  $          215,070
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        1,776,879  $          101,051  $          172,642  $          211,256
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...               1,787                  21                  30                  29
   Other assets.......................                  --                  --                   4                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,778,666             101,072             172,676             211,286
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................               1,822                  26                  62                  50
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   5                   4                   3                   4
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               1,827                  30                  65                  54
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,776,839  $          101,042  $          172,611  $          211,232
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              97,497               5,151              12,860               7,941
   Minimum unit fair value #*.........  $         17.02336  $         16.81230  $         13.00991  $         21.06650
   Maximum unit fair value #*.........  $         20.06832  $         21.64026  $         13.73519  $         27.71452
   Contract liability.................  $        1,776,839  $          101,042  $          172,611  $          211,232

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                             FEDERATED                               FEDERATED           FEDERATED
                                            HIGH INCOME          FEDERATED          SHORT-TERM         TOTAL RETURN
                                             BOND FUND         KAUFMANN FUND        INCOME FUND          BOND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................               1,108             897,305              10,872              13,008
                                        ==================  ==================  ==================  ==================
     Cost.............................  $            8,058  $        4,997,875  $           91,567  $          142,602
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $            8,354  $        5,383,830  $           93,170  $          144,001
   Due from Sponsor Company...........                  --                 561                  --                  --
   Receivable from fund shares sold...                   3                  --                   7                  13
   Other assets.......................                   1                  --                   9                  17
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................               8,358           5,384,391              93,186             144,031
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   5                  --                   8                  28
   Payable for fund shares purchased..                  --                 572                  --                  --
   Other liabilities..................                   4                   3                  --                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   9                 575                   8                  31
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $            8,349  $        5,383,816  $           93,178  $          144,000
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 411             196,503               8,944               5,804
   Minimum unit fair value #*.........  $         19.18394  $         25.28274  $         10.41823  $         15.00906
   Maximum unit fair value #*.........  $         20.36444  $         33.62651  $         10.41823  $         50.47058
   Contract liability.................  $            8,349  $        5,383,816  $           93,178  $          144,000

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                             FEDERATED           FEDERATED
                                           CLOVER SMALL        INTERNATIONAL
                                            VALUE FUND         LEADERS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................               2,767                 148
                                        ==================  ==================
     Cost.............................  $           67,849  $            4,968
                                        ==================  ==================
     Market Value.....................  $           57,417  $            5,288
   Due from Sponsor Company...........                  --                  --
   Receivable from fund shares sold...                   2                   3
   Other assets.......................                  --                   5
                                        ------------------  ------------------
   Total assets.......................              57,419               5,296
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  19                  18
   Payable for fund shares purchased..                  --                  --
   Other liabilities..................                  --                   3
                                        ------------------  ------------------
   Total liabilities..................                  19                  21
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           57,400  $            5,275
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               3,089                 310
   Minimum unit fair value #*.........  $         17.34837  $         16.28042
   Maximum unit fair value #*.........  $         18.63789  $         17.13318
   Contract liability.................  $           57,400  $            5,275

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-30

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-31

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                          FIDELITY(R) VIP
                                              GROWTH          FIDELITY(R) VIP     FIDELITY(R) VIP     FIDELITY(R) VIP
                                           OPPORTUNITIES         OVERSEAS        VALUE STRATEGIES        BALANCED
                                             PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              15,537               4,989               4,300              74,783
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          559,153  $           95,599  $           53,327  $        1,214,182
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          759,143  $          115,391  $           57,237  $        1,462,000
   Due from Sponsor Company...........                  --                  --                  --                  30
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                   2                   1                  --                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             759,145             115,392              57,237           1,462,033
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   2                   1                  --
   Payable for fund shares purchased..                  --                  --                  --                  30
   Other liabilities..................                  --                   4                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  --                   6                   2                  30
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          759,145  $          115,386  $           57,235  $        1,462,003
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              17,733               7,288               2,447              56,727
   Minimum unit fair value #*.........  $         42.74274  $         15.83330  $         23.39241  $         24.79811
   Maximum unit fair value #*.........  $         53.77373  $         15.83330  $         23.39241  $         25.66071
   Contract liability.................  $          759,145  $          115,386  $           57,235  $        1,406,919

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --            2,221.00
   Minimum unit fair value #*.........                  --                  --                  --  $         24.80144
   Maximum unit fair value #*.........                  --                  --                  --  $         24.80144
   Contract liability.................                  --                  --                  --  $           55,084

                                          FIDELITY(R) VIP
                                             GROWTH &         FIDELITY(R) VIP     FIDELITY(R) VIP     FIDELITY(R) VIP
                                              INCOME           FREEDOM 2020        FREEDOM 2030        FREEDOM 2015
                                             PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              17,578               6,777              40,990               4,214
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          336,582  $           86,991  $          533,705  $           53,159
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          389,710  $           94,331  $          622,639  $           55,294
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  --                  --                  59                  --
   Other assets.......................                   2                   2                   4                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             389,712              94,333             622,702              55,294
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   7                   7                  65                   1
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   1                  --                   1                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   8                   7                  66                   3
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          389,704  $           94,326  $          622,636  $           55,291
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              15,158               3,087              17,226               2,012
   Minimum unit fair value #*.........  $         25.70978  $         30.55866  $         35.54848  $         27.48075
   Maximum unit fair value #*.........  $         25.70978  $         30.55866  $         36.14581  $         27.48075
   Contract liability.................  $          389,704  $           94,326  $          622,636  $           55,291

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                          FIDELITY(R) VIP   FIDELITY ADVISOR(R)
                                           FREEDOM 2025       STOCK SELECTOR
                                             PORTFOLIO         ALL CAP FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------

ASSETS:
   Investments:
     Number of shares.................              28,173                 209
                                        ==================  ===================
     Cost.............................  $          375,162  $            8,385
                                        ==================  ===================
     Market Value.....................  $          428,510  $           10,017
   Due from Sponsor Company...........                  --                  --
   Receivable from fund shares sold...                  13                   3
   Other assets.......................                   3                   3
                                        ------------------  -------------------
   Total assets.......................             428,526              10,023
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  17                  13
   Payable for fund shares purchased..                  --                  --
   Other liabilities..................                   1                   1
                                        ------------------  -------------------
   Total liabilities..................                  18                  14
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          428,508  $           10,009
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              12,850                 424
   Minimum unit fair value #*.........  $         33.34641  $         23.58707
   Maximum unit fair value #*.........  $         33.34641  $         23.58707
   Contract liability.................  $          428,508  $           10,009

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-32

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-33

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                             TEMPLETON           FRANKLIN            FRANKLIN            TEMPLETON
                                            DEVELOPING             HIGH              STRATEGIC            GLOBAL
                                           MARKETS TRUST        INCOME FUND         INCOME FUND          BOND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              47,860             402,097             260,434             458,773
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          933,412  $          759,275  $        2,584,747  $        5,487,028
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        1,051,012  $          747,900  $        2,494,956  $        4,918,042
   Due from Sponsor Company...........                  29                  --                  --                  --
   Receivable from fund shares sold...                  --                  88               5,098               3,727
   Other assets.......................                   2                   3                   1                   5
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,051,043             747,991           2,500,055           4,921,774
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                 119               5,131               3,750
   Payable for fund shares purchased..                  53                  --                  --                  --
   Other liabilities..................                   5                   7                   3                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  58                 126               5,134               3,752
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,050,985  $          747,865  $        2,494,921  $        4,918,022
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              74,539              38,768             152,240             273,906
   Minimum unit fair value #*.........  $         11.60086  $         18.20131  $         15.36035  $         16.37700
   Maximum unit fair value #*.........  $         18.08779  $         20.94676  $         17.65148  $         18.75297
   Contract liability.................  $        1,050,985  $          747,865  $        2,494,921  $        4,918,022

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                             FRANKLIN            FRANKLIN            FRANKLIN
                                          U.S. GOVERNMENT        SMALL CAP         MUTUAL GLOBAL         TEMPLETON
                                          SECURITIES FUND       VALUE FUND        DISCOVERY FUND        GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              84,386              61,820             328,597              70,866
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          536,697  $        3,064,051  $       10,042,633  $        1,618,101
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          508,847  $        3,017,440  $       10,025,499  $        1,599,448
   Due from Sponsor Company...........                  --               1,298               5,129                  --
   Receivable from fund shares sold...                 125                  --                  --               1,345
   Other assets.......................                   1                   2                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             508,973           3,018,740          10,030,629           1,600,794
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 145                  --                  --               1,375
   Payable for fund shares purchased..                  --               1,343               5,195                  --
   Other liabilities..................                   1                   7                  13                   5
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 146               1,350               5,208               1,380
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          508,827  $        3,017,390  $       10,025,421  $        1,599,414
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              37,778             106,100             570,715              95,106
   Minimum unit fair value #*.........  $         13.28931  $         19.35284  $         16.22585  $         11.39025
   Maximum unit fair value #*.........  $         14.23565  $         48.81000  $         22.53875  $         41.97466
   Contract liability.................  $          508,827  $        3,017,390  $       10,025,421  $        1,599,414

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                             FRANKLIN            FRANKLIN
                                            INCOME FUND         GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................           2,921,321             149,051
                                        ==================  ==================
     Cost.............................  $        6,612,879  $       12,439,800
                                        ==================  ==================
     Market Value.....................  $        6,865,103  $       16,729,452
   Due from Sponsor Company...........               1,649                  --
   Receivable from fund shares sold...                  --              17,380
   Other assets.......................                   6                  --
                                        ------------------  ------------------
   Total assets.......................           6,866,758          16,746,832
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --              17,395
   Payable for fund shares purchased..               1,669                  --
   Other liabilities..................                   6                   5
                                        ------------------  ------------------
   Total liabilities..................               1,675              17,400
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        6,865,083  $       16,729,432
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             388,568             536,630
   Minimum unit fair value #*.........  $         15.96658  $         27.15501
   Maximum unit fair value #*.........  $         20.41224  $         35.39940
   Contract liability.................  $        6,865,083  $       16,729,432

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-34

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-35

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                             FRANKLIN            FRANKLIN            FRANKLIN            FRANKLIN
                                               TOTAL           BALANCE SHEET          MUTUAL              MUTUAL
                                            RETURN FUND       INVESTMENT FUND       BEACON FUND         SHARES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              35,945              56,583              60,025             139,644
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          352,723  $        2,343,593  $          879,994  $        3,660,008
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          353,694  $        1,926,090  $          974,809  $        3,806,698
   Due from Sponsor Company...........                  --                  --                 976                  33
   Receivable from fund shares sold...                  16                  97                  --                  --
   Other assets.......................                  14                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             353,724           1,926,188             975,785           3,806,731
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  38                 102                  --                  --
   Payable for fund shares purchased..                  --                  --               1,011                  63
   Other liabilities..................                   6                   2                   9                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  44                 104               1,020                  66
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          353,680  $        1,926,084  $          974,765  $        3,806,665
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              23,603              56,715              51,218             175,383
   Minimum unit fair value #*.........  $         14.59320  $         31.34830  $         15.63582  $         15.03523
   Maximum unit fair value #*.........  $         16.29701  $         34.06005  $         20.68877  $         28.73040
   Contract liability.................  $          353,680  $        1,926,084  $          974,765  $        3,806,665

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                             FRANKLIN            FRANKLIN            FRANKLIN            FRANKLIN
                                           SMALL-MID CAP       CONSERVATIVE           GROWTH             MODERATE
                                            GROWTH FUND       ALLOCATION FUND     ALLOCATION FUND     ALLOCATION FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................             144,766             198,804             374,876             426,328
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        4,970,221  $        2,776,608  $        6,694,344  $        6,449,189
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        4,691,704  $        2,799,162  $        6,796,510  $        6,429,027
   Due from Sponsor Company...........                 785                  --                 111                 700
   Receivable from fund shares sold...                  --                  42                  --                  --
   Other assets.......................                  --                  --                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           4,692,489           2,799,204           6,796,621           6,429,728
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  62                  --                  --
   Payable for fund shares purchased..                 812                  --                 125                 706
   Other liabilities..................                   6                   7                   3                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 818                  69                 128                 708
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        4,691,671  $        2,799,135  $        6,796,493  $        6,429,020
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             171,736             170,095             345,544             348,224
   Minimum unit fair value #*.........  $         19.62534  $         15.14037  $         17.80666  $         16.76519
   Maximum unit fair value #*.........  $         35.99116  $         18.00641  $         22.55876  $         20.47191
   Contract liability.................  $        4,691,671  $        2,799,135  $        6,796,493  $        6,429,020

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                             TEMPLETON       HIGHLAND PREMIER
                                           FOREIGN FUND        GROWTH EQUITY
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................             936,405               6,798
                                        ==================  ==================
     Cost.............................  $        6,715,476  $          150,820
                                        ==================  ==================
     Market Value.....................  $        6,807,663  $          107,275
   Due from Sponsor Company...........               2,053                  --
   Receivable from fund shares sold...                  --                  23
   Other assets.......................                  --                   3
                                        ------------------  ------------------
   Total assets.......................           6,809,716             107,301
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  29
   Payable for fund shares purchased..               2,072                  --
   Other liabilities..................                   5                   2
                                        ------------------  ------------------
   Total liabilities..................               2,077                  31
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        6,807,639  $          107,270
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             306,661               4,364
   Minimum unit fair value #*.........  $         11.23587  $         15.78000
   Maximum unit fair value #*.........  $         25.89837  $         27.62882
   Contract liability.................  $        6,807,639  $          107,270

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-36

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-37

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                           GOLDMAN SACHS       GOLDMAN SACHS       GOLDMAN SACHS        GOLDMAN SACHS
                                              INCOME              CAPITAL           CORE FIXED           U.S. EQUITY
                                           BUILDER FUND         GROWTH FUND         INCOME FUND         INSIGHTS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  -------------------

ASSETS:
   Investments:
     Number of shares.................               2,592                   8              13,054                    0
                                        ==================  ==================  ==================  ===================
     Cost.............................  $           54,786  $              186  $          135,391   $               14
                                        ==================  ==================  ==================  ===================
     Market Value.....................  $           62,311  $              202  $          139,812   $               24
   Due from Sponsor Company...........                  --                  --                  --                   --
   Receivable from fund shares sold...                   6                   1                  38                   --
   Other assets.......................                   2                  --                   7                   --
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................              62,319                 203             139,857                   24
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  20                  16                  42                    8
   Payable for fund shares purchased..                  --                  --                  --                   --
   Other liabilities..................                   3                   6                  --                    3
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................                  23                  22                  42                   11
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $           62,296  $              181  $          139,815   $               13
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               3,349                   7              10,065                    1
   Minimum unit fair value #*.........  $         18.01209  $         26.45137  $         13.88004   $         23.31970
   Maximum unit fair value #*.........  $         19.17252  $         27.44851  $         13.96223   $         23.31970
   Contract liability.................  $           62,296  $              181  $          139,815   $               13

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liability.................                  --                  --                  --                   --

                                                                                                        GOLDMAN SACHS
                                           GOLDMAN SACHS       GOLDMAN SACHS        GOLDMAN SACHS          FOCUSED
                                            GOVERNMENT            EQUITY               GROWTH           INTERNATIONAL
                                            INCOME FUND         INCOME FUND      OPPORTUNITIES FUND      EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  -------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................             134,925               3,016               63,374                 552
                                        ==================  ==================  ===================  ==================
     Cost.............................  $        2,001,816  $           87,043   $        1,168,550  $           10,822
                                        ==================  ==================  ===================  ==================
     Market Value.....................  $        2,010,378  $          121,653   $          893,568  $           11,793
   Due from Sponsor Company...........               1,475                  --                  290                  --
   Receivable from fund shares sold...                  --                  29                   --                   8
   Other assets.......................                  49                  --                   --                  --
                                        ------------------  ------------------  -------------------  ------------------
   Total assets.......................           2,011,902             121,682              893,858              11,801
                                        ------------------  ------------------  -------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  53                   --                  22
   Payable for fund shares purchased..               1,508                  --                  326                  --
   Other liabilities..................                  --                   7                    7                   5
                                        ------------------  ------------------  -------------------  ------------------
   Total liabilities..................               1,508                  60                  333                  27
                                        ------------------  ------------------  -------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        2,010,394  $          121,622   $          893,525  $           11,774
                                        ==================  ==================  ===================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             144,890               6,484               31,021               1,049
   Minimum unit fair value #*.........  $         12.93456  $         16.36399   $         26.35688  $         10.17398
   Maximum unit fair value #*.........  $         14.90000  $         20.71067   $         33.26580  $         12.45183
   Contract liability.................  $        2,010,394  $          121,622   $          893,525  $           11,774

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                   --                  --
   Minimum unit fair value #*.........                  --                  --                   --                  --
   Maximum unit fair value #*.........                  --                  --                   --                  --
   Contract liability.................                  --                  --                   --                  --

                                           GOLDMAN SACHS       GOLDMAN SACHS
                                              MID CAP            SMALL CAP
                                            VALUE FUND          VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................             127,481             112,206
                                        ==================  ==================
     Cost.............................  $        4,545,408  $        5,755,593
                                        ==================  ==================
     Market Value.....................  $        4,357,288  $        5,613,683
   Due from Sponsor Company...........                  --                  --
   Receivable from fund shares sold...                 397              13,207
   Other assets.......................                   2                  --
                                        ------------------  ------------------
   Total assets.......................           4,357,687           5,626,890
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 420              13,240
   Payable for fund shares purchased..                  --                  --
   Other liabilities..................                   5                   8
                                        ------------------  ------------------
   Total liabilities..................                 425              13,248
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        4,357,262  $        5,613,642
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             107,064             234,040
   Minimum unit fair value #*.........  $         18.43264  $         21.50905
   Maximum unit fair value #*.........  $        102.19553  $         26.66713
   Contract liability.................  $        4,357,262  $        5,613,642

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-38

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-39

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                           GOLDMAN SACHS       GOLDMAN SACHS       GOLDMAN SACHS       GOLDMAN SACHS
                                             STRATEGIC             HIGH              LARGE CAP         SMALL/MID CAP
                                            GROWTH FUND         YIELD FUND          VALUE FUND          GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................               7,119             436,532              30,787              10,399
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           70,354  $        2,961,084  $          476,044  $          191,356
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $           61,291  $        2,828,730  $          463,655  $          199,242
   Due from Sponsor Company...........                  --                  --                  --                  63
   Receivable from fund shares sold...                  --                 947               4,206                  --
   Other assets.......................                  --                 315                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              61,291           2,829,992             467,861             199,305
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  14                 979               4,226                  --
   Payable for fund shares purchased..                  16                  --                  --                  90
   Other liabilities..................                  11                  --                   6                   9
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  41                 979               4,232                  99
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           61,250  $        2,829,013  $          463,629  $          199,206
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               1,940             126,891              27,981               3,508
   Minimum unit fair value #*.........  $         26.70082  $          6.48000  $         15.72475  $         56.21742
   Maximum unit fair value #*.........  $         32.86504  $         23.42488  $         17.28876  $         60.96984
   Contract liability.................  $           61,250  $        2,829,013  $          463,629  $          199,206

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                           GOLDMAN SACHS
                                             SATELLITE                               HARTFORD            HARTFORD
                                            STRATEGIES          FROST VALUE          BALANCED          TOTAL RETURN
                                             PORTFOLIO          EQUITY FUND          HLS FUND          BOND HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................                 201                   2             241,830           1,159,131
                                        ==================  ==================  ==================  ==================
     Cost.............................  $            1,616  $               16  $        6,124,084  $       13,147,704
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $            1,701  $               13  $        7,322,218  $       13,250,180
   Due from Sponsor Company...........                  --                  --                  --               2,834
   Receivable from fund shares sold...                  --                  --               6,661                  --
   Other assets.......................                  --                   1                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................               1,701                  14           7,328,879          13,253,015
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   9                  13               6,703                  --
   Payable for fund shares purchased..                  --                  --                  --               2,884
   Other liabilities..................                   2                   1                   6                   7
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  11                  14               6,709               2,891
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $            1,690  $               --  $        7,322,170  $       13,250,124
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 128                  --             324,417             838,011
   Minimum unit fair value #*.........  $         13.20689  $          0.00000  $         16.42146  $         11.44000
   Maximum unit fair value #*.........  $         13.20689  $          0.00000  $         30.27000  $         23.16151
   Contract liability.................  $            1,690                  --  $        7,322,170  $       13,212,890

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --            2,330.00
   Minimum unit fair value #*.........                  --                  --                  --  $         15.98026
   Maximum unit fair value #*.........                  --                  --                  --  $         15.98026
   Contract liability.................                  --                  --                  --  $           37,234

                                             HARTFORD            HARTFORD
                                              CAPITAL            DIVIDEND
                                           APPRECIATION         AND GROWTH
                                             HLS FUND            HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................             532,387           1,189,200
                                        ==================  ==================
     Cost.............................  $       26,363,751  $       26,395,094
                                        ==================  ==================
     Market Value.....................  $       24,516,421  $       26,234,592
   Due from Sponsor Company...........                  --                  --
   Receivable from fund shares sold...               3,633                  80
   Other assets.......................                  --                  --
                                        ------------------  ------------------
   Total assets.......................          24,520,054          26,234,672
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................               3,646                 110
   Payable for fund shares purchased..                  --                  --
   Other liabilities..................                   3                   8
                                        ------------------  ------------------
   Total liabilities..................               3,649                 118
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $       24,516,405  $       26,234,554
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             580,946           1,814,929
   Minimum unit fair value #*.........  $         22.73005  $          9.56699
   Maximum unit fair value #*.........  $         64.65811  $         40.44468
   Contract liability.................  $       24,482,682  $       26,226,246

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......            1,264.00              291.00
   Minimum unit fair value #*.........  $         26.67959  $         28.54983
   Maximum unit fair value #*.........  $         26.67959  $         28.54983
   Contract liability.................  $           33,723  $            8,308

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-40

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-41

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                     HARTFORD             HARTFORD
                                           THE HARTFORD          HARTFORD           DISCIPLINED            GROWTH
                                            HEALTHCARE         GLOBAL GROWTH          EQUITY            OPPORTUNITIES
                                             HLS FUND            HLS FUND            HLS FUND             HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  -------------------

ASSETS:
   Investments:
     Number of shares.................             174,189              50,157                  47              233,684
                                        ==================  ==================  ==================  ===================
     Cost.............................  $        4,018,803  $        1,273,596  $              715   $        7,905,282
                                        ==================  ==================  ==================  ===================
     Market Value.....................  $        4,029,272  $        1,385,987  $              737   $        7,847,997
   Due from Sponsor Company...........               3,466                  --                  --                1,687
   Receivable from fund shares sold...                  --                  --                   1                   --
   Other assets.......................                  --                   5                  --                   --
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................           4,032,738           1,385,992                 738            7,849,684
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   3                   3                   --
   Payable for fund shares purchased..               3,520                  64                  --                1,720
   Other liabilities..................                  17                  11                  --                    5
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................               3,537                  78                   3                1,725
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        4,029,201  $        1,385,914  $              735   $        7,847,959
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             110,130              65,698                  25              248,765
   Minimum unit fair value #*.........  $         19.75658  $         18.47016  $         28.83858   $         27.01540
   Maximum unit fair value #*.........  $         82.89144  $         26.72527  $         28.83858   $         41.52283
   Contract liability.................  $        4,029,201  $        1,385,914  $              735   $        7,847,959

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liability.................                  --                  --                  --                   --

                                             HARTFORD
                                           INTERNATIONAL         HARTFORD            HARTFORD            HARTFORD
                                           OPPORTUNITIES          MIDCAP            ULTRASHORT         SMALL COMPANY
                                             HLS FUND            HLS FUND          BOND HLS FUND         HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              51,809             431,131             353,785             254,727
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          779,579  $       15,224,327  $        3,547,610  $        4,848,370
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          860,406  $       16,456,276  $        3,602,928  $        5,142,816
   Due from Sponsor Company...........                  --                  --                  --                  15
   Receivable from fund shares sold...                  75                  56                  --                  --
   Other assets.......................                  --                  --                   5                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             860,481          16,456,332           3,602,933           5,142,832
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 122                  81                  13                  --
   Payable for fund shares purchased..                  --                  --                  66                  62
   Other liabilities..................                  12                   5                  --                   7
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 134                  86                  79                  69
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          860,347  $       16,456,246  $        3,602,854  $        5,142,763
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              49,650             282,568             358,317             463,855
   Minimum unit fair value #*.........  $         13.75803  $         35.44537  $          3.68685  $          6.68455
   Maximum unit fair value #*.........  $         18.63459  $         62.78660  $         13.39402  $         46.51475
   Contract liability.................  $          860,347  $       16,456,246  $        3,566,510  $        5,142,763

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --            3,440.00                  --
   Minimum unit fair value #*.........                  --                  --  $         10.56512                  --
   Maximum unit fair value #*.........                  --                  --  $         10.56512                  --
   Contract liability.................                  --                  --  $           36,344                  --

                                             HARTFORD
                                         SMALL CAP GROWTH        HARTFORD
                                             HLS FUND         STOCK HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              20,936              55,007
                                        ==================  ==================
     Cost.............................  $          578,422  $        3,231,430
                                        ==================  ==================
     Market Value.....................  $          609,818  $        5,092,513
   Due from Sponsor Company...........                 438               1,197
   Receivable from fund shares sold...                  --                  --
   Other assets.......................                  --                   2
                                        ------------------  ------------------
   Total assets.......................             610,256           5,093,712
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --
   Payable for fund shares purchased..                 488               1,233
   Other liabilities..................                   5                  10
                                        ------------------  ------------------
   Total liabilities..................                 493               1,243
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          609,763  $        5,092,469
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              18,875             168,968
   Minimum unit fair value #*.........  $         27.90146  $         22.52166
   Maximum unit fair value #*.........  $         34.89390  $         55.42467
   Contract liability.................  $          609,763  $        5,092,469

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-42

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-43

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                             HARTFORD
                                          U.S. GOVERNMENT                          THE HARTFORD
                                            SECURITIES           HARTFORD           CHECKS AND         THE HARTFORD
                                             HLS FUND         VALUE HLS FUND       BALANCES FUND        HIGH YIELD
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              61,185             116,011              36,947              11,146
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          640,549  $        1,663,389  $          365,213  $           82,305
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          630,820  $        1,665,058  $          346,195  $           83,373
   Due from Sponsor Company...........                 590                  --                  --                  --
   Receivable from fund shares sold...                  --                 174                  21                   2
   Other assets.......................                  --                   1                   2                  10
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             631,410           1,665,233             346,218              83,385
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                 216                  37                  19
   Payable for fund shares purchased..                 608                  --                  --                  --
   Other liabilities..................                   6                  18                   7                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 614                 234                  44                  19
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          630,796  $        1,664,999  $          346,174  $           83,366
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              54,836              64,663              16,097               4,352
   Minimum unit fair value #*.........  $         10.98499  $         14.36000  $         20.83713  $         19.15713
   Maximum unit fair value #*.........  $         12.29032  $         28.12189  $         22.43393  $         19.15713
   Contract liability.................  $          630,796  $        1,664,999  $          346,174  $           83,366

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                           THE HARTFORD        THE HARTFORD                            THE HARTFORD
                                           DIVIDEND AND        INTERNATIONAL       THE HARTFORD            SMALL
                                            GROWTH FUND     OPPORTUNITIES FUND      MIDCAP FUND        COMPANY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              32,456              24,374              23,720              13,238
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          811,560  $          390,173  $          742,935  $          290,308
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          881,186  $          414,363  $          856,753  $          326,305
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                   2               1,187               6,146                  51
   Other assets.......................                  --                  --                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             881,188             415,550             862,901             326,356
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  26               1,202               6,157                  84
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   7                   8                   4                   7
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  33               1,210               6,161                  91
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          881,155  $          414,340  $          856,740  $          326,265
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              32,565              27,822              27,319              11,266
   Minimum unit fair value #*.........  $         23.12862  $         13.97084  $         30.85370  $         21.93403
   Maximum unit fair value #*.........  $         45.57213  $         16.77157  $         33.21831  $         48.40605
   Contract liability.................  $          881,155  $          414,340  $          856,740  $          326,265

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                           THE HARTFORD
                                           TOTAL RETURN        THE HARTFORD
                                             BOND FUND        HEALTHCARE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              48,832               8,966
                                        ==================  ==================
     Cost.............................  $          515,701  $          313,795
                                        ==================  ==================
     Market Value.....................  $          527,677  $          368,767
   Due from Sponsor Company...........                 529               1,335
   Receivable from fund shares sold...                  --                  --
   Other assets.......................                  27                  --
                                        ------------------  ------------------
   Total assets.......................             528,233             370,102
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --
   Payable for fund shares purchased..                 588               1,361
   Other liabilities..................                  --                   7
                                        ------------------  ------------------
   Total liabilities..................                 588               1,368
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          527,645  $          368,734
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              35,108               8,885
   Minimum unit fair value #*.........  $         13.69595  $         33.96439
   Maximum unit fair value #*.........  $         15.65194  $         58.80367
   Contract liability.................  $          527,645  $          368,734

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-44

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-45

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                           THE HARTFORD        THE HARTFORD          HARTFORD          THE HARTFORD
                                              GROWTH               VALUE             MODERATE          CONSERVATIVE
                                        OPPORTUNITIES FUND  OPPORTUNITIES FUND    ALLOCATION FUND     ALLOCATION FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................               8,913                 127             195,453              74,784
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          358,101  $            2,499  $        2,284,376  $          764,016
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          377,643  $            2,764  $        2,332,593  $          809,459
   Due from Sponsor Company...........                 544                  --                  --                  --
   Receivable from fund shares sold...                  --                  --                 339              10,349
   Other assets.......................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             378,187               2,764           2,332,932             819,808
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  17                 402              10,388
   Payable for fund shares purchased..                 552                  --                  --                  --
   Other liabilities..................                   5                   4                  14                   7
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 557                  21                 416              10,395
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          377,630  $            2,743  $        2,332,516  $          809,413
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              12,370                 140             144,884              48,261
   Minimum unit fair value #*.........  $         28.70461  $         19.65113  $         14.51010  $         12.99682
   Maximum unit fair value #*.........  $         56.43670  $         19.65113  $         24.04838  $         19.02351
   Contract liability.................  $          377,630  $            2,743  $        2,332,516  $          809,413

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                           THE HARTFORD        THE HARTFORD                             THE HARTFORD
                                              CAPITAL             GROWTH           THE HARTFORD            EQUITY
                                         APPRECIATION FUND    ALLOCATION FUND   INFLATION PLUS FUND      INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  -------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................             165,841             215,924              43,794               26,615
                                        ==================  ==================  ===================  ==================
     Cost.............................  $        6,707,037  $        2,570,340  $          471,203   $          499,591
                                        ==================  ==================  ===================  ==================
     Market Value.....................  $        7,391,645  $        2,778,171  $          458,081   $          524,848
   Due from Sponsor Company...........                  68                  --                  --                  140
   Receivable from fund shares sold...                  --                 300                 978                   --
   Other assets.......................                   1                  --                   2                    5
                                        ------------------  ------------------  -------------------  ------------------
   Total assets.......................           7,391,714           2,778,471             459,061              524,993
                                        ------------------  ------------------  -------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                 331               1,010                   --
   Payable for fund shares purchased..                  95                  --                  --                  162
   Other liabilities..................                   4                   9                   3                    8
                                        ------------------  ------------------  -------------------  ------------------
   Total liabilities..................                  99                 340               1,013                  170
                                        ------------------  ------------------  -------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        7,391,615  $        2,778,131  $          458,048   $          524,823
                                        ==================  ==================  ===================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             323,685             158,005              36,252               18,536
   Minimum unit fair value #*.........  $         21.05762  $         16.39949  $         12.29954   $         27.20621
   Maximum unit fair value #*.........  $         46.26220  $         29.50394  $         13.33968   $         29.72686
   Contract liability.................  $        7,391,615  $        2,778,131  $          458,048   $          524,823

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liability.................                  --                  --                  --                   --

                                           THE HARTFORD        THE HARTFORD
                                             BALANCED             MIDCAP
                                            INCOME FUND         VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              28,356              10,815
                                        ==================  ==================
     Cost.............................  $          403,518  $          161,083
                                        ==================  ==================
     Market Value.....................  $          425,345  $          174,554
   Due from Sponsor Company...........                  --                  --
   Receivable from fund shares sold...                  49                  --
   Other assets.......................                  --                  --
                                        ------------------  ------------------
   Total assets.......................             425,394             174,554
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  76                  20
   Payable for fund shares purchased..                  --                  --
   Other liabilities..................                  11                   6
                                        ------------------  ------------------
   Total liabilities..................                  87                  26
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          425,307  $          174,528
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              23,098               8,749
   Minimum unit fair value #*.........  $         18.08117  $         19.34996
   Maximum unit fair value #*.........  $         19.32722  $         20.68389
   Contract liability.................  $          425,307  $          174,528

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-46

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-47

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                        HOTCHKIS AND WILEY
                                             LARGE CAP          INVESCO V.I.           INVESCO            IVY NATURAL
                                            VALUE FUND         TECHNOLOGY FUND     TECHNOLOGY FUND      RESOURCES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  ------------------  ------------------  -------------------

ASSETS:
   Investments:
     Number of shares.................              17,509               19,863              18,445               73,044
                                        ===================  ==================  ==================  ===================
     Cost.............................  $          456,824   $          491,312  $          811,067   $        1,181,918
                                        ===================  ==================  ==================  ===================
     Market Value.....................  $          617,885   $          540,861  $          914,856   $          959,074
   Due from Sponsor Company...........                  --                   --               3,421                   54
   Receivable from fund shares sold...                  52                   --                  --                   --
   Other assets.......................                   3                    1                   1                   --
                                        -------------------  ------------------  ------------------  -------------------
   Total assets.......................             617,940              540,862             918,278              959,128
                                        -------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  64                   --                  --                   --
   Payable for fund shares purchased..                  --                   --               3,449                   73
   Other liabilities..................                   4                    3                   7                    3
                                        -------------------  ------------------  ------------------  -------------------
   Total liabilities..................                  68                    3               3,456                   76
                                        -------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          617,872   $          540,859  $          914,822   $          959,052
                                        ===================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              24,324               17,482              37,304              156,362
   Minimum unit fair value #*.........  $         23.56720   $         30.89335  $         22.01293   $          4.70773
   Maximum unit fair value #*.........  $         27.15808   $         36.85939  $         28.42796   $          7.73878
   Contract liability.................  $          617,872   $          540,859  $          914,822   $          959,052

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --                  --                   --
   Minimum unit fair value #*.........                  --                   --                  --                   --
   Maximum unit fair value #*.........                  --                   --                  --                   --
   Contract liability.................                  --                   --                  --                   --

                                            IVY LARGE CAP       IVY SCIENCE &         IVY ASSET        JANUS HENDERSON
                                             GROWTH FUND       TECHNOLOGY FUND      STRATEGY FUND      FORTY PORTFOLIO
                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        -------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................               27,464              22,051              16,347              65,248
                                        ===================  ==================  ==================  ==================
     Cost.............................   $          544,126  $        1,404,034  $          383,522  $        2,551,491
                                        ===================  ==================  ==================  ==================
     Market Value.....................   $          670,406  $        1,687,553  $          356,357  $        2,895,720
   Due from Sponsor Company...........                   --                  --                  --                   5
   Receivable from fund shares sold...               14,921                 148                  39                  --
   Other assets.......................                    1                  --                  --                   3
                                        -------------------  ------------------  ------------------  ------------------
   Total assets.......................              685,328           1,687,701             356,396           2,895,728
                                        -------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................               14,953                 180                  70                  --
   Payable for fund shares purchased..                   --                  --                  --                   5
   Other liabilities..................                   10                  11                   8                   3
                                        -------------------  ------------------  ------------------  ------------------
   Total liabilities..................               14,963                 191                  78                   8
                                        -------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........   $          670,365  $        1,687,510  $          356,318  $        2,895,720
                                        ===================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               20,244              40,534              19,346              69,358
   Minimum unit fair value #*.........   $         30.70397  $         39.28914  $         18.31549  $         39.97249
   Maximum unit fair value #*.........   $         36.86432  $         43.91149  $         19.86419  $         41.61199
   Contract liability.................   $          670,365  $        1,687,510  $          356,318  $        2,885,907

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                   --                  --                  --              236.00
   Minimum unit fair value #*.........                   --                  --                  --  $         41.58051
   Maximum unit fair value #*.........                   --                  --                  --  $         41.58051
   Contract liability.................                   --                  --                  --  $            9,813

                                          JANUS HENDERSON
                                          GLOBAL RESEARCH      JANUS HENDERSON
                                             PORTFOLIO      ENTERPRISE PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  --------------------

ASSETS:
   Investments:
     Number of shares.................               5,179                1,185
                                        ==================  ====================
     Cost.............................  $          196,225   $           79,535
                                        ==================  ====================
     Market Value.....................  $          293,100   $          101,252
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                   3                    1
                                        ------------------  --------------------
   Total assets.......................             293,103              101,253
                                        ------------------  --------------------

LIABILITIES:
   Due to Sponsor.....................                   2                    2
   Payable for fund shares purchased..                   4                   --
   Other liabilities..................                   2                    3
                                        ------------------  --------------------
   Total liabilities..................                   8                    5
                                        ------------------  --------------------

NET ASSETS:
   For contract liabilities...........  $          293,095   $          101,248
                                        ==================  ====================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              13,145                2,387
   Minimum unit fair value #*.........  $         21.31808   $         42.39542
   Maximum unit fair value #*.........  $         24.93706   $         42.96544
   Contract liability.................  $          280,861   $          101,248

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......              574.00                   --
   Minimum unit fair value #*.........  $         21.31359                   --
   Maximum unit fair value #*.........  $         21.31359                   --
   Contract liability.................  $           12,234                   --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-48

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-49

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                          JANUS HENDERSON                         JANUS HENDERSON
                                             BALANCED         JANUS HENDERSON        FLEXIBLE         JANUS HENDERSON
                                             PORTFOLIO      OVERSEAS PORTFOLIO       BOND FUND          FORTY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              11,961               6,452               3,277             198,952
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          376,427  $          235,135  $           33,920  $        6,304,303
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          472,235  $          214,782  $           34,600  $        7,142,379
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  --                  --                  --              35,800
   Other assets.......................                   2                  --                   3                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             472,237             214,782              34,603           7,178,179
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   9                   4                   3              35,811
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   3                   5                   3                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  12                   9                   6              35,812
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          472,225  $          214,773  $           34,597  $        7,142,367
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              16,884              15,456               2,357             175,411
   Minimum unit fair value #*.........  $         27.96836  $         11.03104  $         14.67784  $         30.45496
   Maximum unit fair value #*.........  $         27.96836  $         13.96301  $         14.67784  $         58.74620
   Contract liability.................  $          472,225  $          214,773  $           34,597  $        7,142,367

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                                                                                      JANUS HENDERSON
                                          JANUS HENDERSON     JANUS HENDERSON     JANUS HENDERSON         GLOBAL
                                           BALANCED FUND      ENTERPRISE FUND      OVERSEAS FUND       RESEARCH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              65,581               9,949              49,658               2,252
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        2,058,020  $        1,003,925  $        1,637,892  $          145,334
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        2,409,440  $        1,363,036  $        1,693,845  $          192,360
   Due from Sponsor Company...........                  --               2,451               1,049                 133
   Receivable from fund shares sold...               3,853                  --                  --                  --
   Other assets.......................                  --                  --                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           2,413,293           1,365,487           1,694,894             192,494
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................               3,873                  --                  --                  --
   Payable for fund shares purchased..                  --               2,469               1,085                 155
   Other liabilities..................                   8                   9                   6                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               3,881               2,478               1,091                 157
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        2,409,412  $        1,363,009  $        1,693,803  $          192,337
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              93,210              29,024             140,182               9,937
   Minimum unit fair value #*.........  $         24.23886  $         45.38946  $         11.37660  $         15.63131
   Maximum unit fair value #*.........  $         26.22244  $         49.10316  $         12.97100  $         28.11090
   Contract liability.................  $        2,409,412  $        1,363,009  $        1,693,803  $          192,337

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                          JANUS HENDERSON          PGIM
                                              MID CAP        JENNISON NATURAL
                                            VALUE FUND        RESOURCES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              71,498              12,705
                                        ==================  ==================
     Cost.............................  $        1,214,165  $          433,217
                                        ==================  ==================
     Market Value.....................  $        1,169,711  $          402,233
   Due from Sponsor Company...........                  --                  --
   Receivable from fund shares sold...                 110                   8
   Other assets.......................                   3                   2
                                        ------------------  ------------------
   Total assets.......................           1,169,824             402,243
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 151                  54
   Payable for fund shares purchased..                  --                  --
   Other liabilities..................                   5                   1
                                        ------------------  ------------------
   Total liabilities..................                 156                  55
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,169,668  $          402,188
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              41,771              59,790
   Minimum unit fair value #*.........  $         26.21331  $          6.18375
   Maximum unit fair value #*.........  $         29.88517  $          6.83171
   Contract liability.................  $        1,169,668  $          402,188

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-50

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-51

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                               PGIM                PGIM              JPMORGAN            JPMORGAN
                                         JENNISON MID-CAP     JENNISON 20/20         LARGE CAP           CORE BOND
                                            GROWTH FUND         FOCUS FUND          GROWTH FUND            FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              32,301              12,268                 199             434,077
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          915,629  $          183,853  $            7,557  $        5,066,751
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          708,362  $          184,386  $            7,960  $        5,135,131
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  91                  48                   1               7,304
   Other assets.......................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             708,453             184,434               7,961           5,142,435
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 126                  60                   2               7,341
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                  12                   7                   4                   7
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 138                  67                   6               7,348
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          708,315  $          184,367  $            7,955  $        5,135,087
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              15,574               4,263                 305             337,619
   Minimum unit fair value #*.........  $         43.45010  $         41.58526  $         26.08730  $         13.52679
   Maximum unit fair value #*.........  $         47.89454  $         45.10106  $         26.08730  $         15.48641
   Contract liability.................  $          708,315  $          184,367  $            7,955  $        5,135,087

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                             JPMORGAN            JPMORGAN            JPMORGAN
                                             SMALL CAP           SMALL CAP           SMALL CAP           JPMORGAN
                                            EQUITY FUND         GROWTH FUND         VALUE FUND       U.S. EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................               1,177              47,877              16,901              49,722
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           52,625  $          690,660  $          425,270  $          756,970
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $           60,061  $          828,759  $          402,242  $          798,032
   Due from Sponsor Company...........                  --                 791                  90                  --
   Receivable from fund shares sold...                  23                  --                  --               1,439
   Other assets.......................                   3                   1                   1                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              60,087             829,551             402,333             799,473
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  50                  --                  --               1,461
   Payable for fund shares purchased..                  --                 811                 105                  --
   Other liabilities..................                   6                   1                  --                   6
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  56                 812                 105               1,467
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           60,031  $          828,739  $          402,228  $          798,006
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               1,155              12,428               8,907              25,938
   Minimum unit fair value #*.........  $         50.54841  $         65.52655  $         41.49477  $         29.87584
   Maximum unit fair value #*.........  $         55.71892  $         71.06614  $         47.50486  $         33.78793
   Contract liability.................  $           60,031  $          828,739  $          402,228  $          798,006

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                             JPMORGAN            JPMORGAN
                                          SMARTRETIREMENT     SMARTRETIREMENT
                                             2020 FUND           2025 FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................             317,154             483,824
                                        ==================  ==================
     Cost.............................  $        5,854,909  $        8,749,927
                                        ==================  ==================
     Market Value.....................  $        5,569,230  $        8,713,670
   Due from Sponsor Company...........                 170                  --
   Receivable from fund shares sold...                  --                 369
   Other assets.......................                   3                   2
                                        ------------------  ------------------
   Total assets.......................           5,569,403           8,714,041
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                 399
   Payable for fund shares purchased..                 194                  --
   Other liabilities..................                   3                   2
                                        ------------------  ------------------
   Total liabilities..................                 197                 401
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        5,569,206  $        8,713,640
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             342,833             510,095
   Minimum unit fair value #*.........  $         15.61765  $         16.53660
   Maximum unit fair value #*.........  $         17.45262  $         18.47956
   Contract liability.................  $        5,569,206  $        8,713,640

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-52

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-53

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                             JPMORGAN            JPMORGAN            JPMORGAN             JPMORGAN
                                          SMARTRETIREMENT     SMARTRETIREMENT     SMARTRETIREMENT      SMARTRETIREMENT
                                             2030 FUND           2035 FUND           2040 FUND            2045 FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  -------------------

ASSETS:
   Investments:
     Number of shares.................             419,457             276,292             260,183              204,204
                                        ==================  ==================  ==================  ===================
     Cost.............................  $        8,229,564  $        5,294,050  $        5,394,754   $        4,074,555
                                        ==================  ==================  ==================  ===================
     Market Value.....................  $        8,024,221  $        5,506,495  $        5,547,097   $        4,229,070
   Due from Sponsor Company...........               4,034                  --                 656                2,590
   Receivable from fund shares sold...                  --                 141                  --                   --
   Other assets.......................                   1                  --                   4                    1
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................           8,028,256           5,506,636           5,547,757            4,231,661
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                 165                  --                   --
   Payable for fund shares purchased..               4,054                  --                 682                2,615
   Other liabilities..................                   1                   9                   9                    7
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................               4,055                 174                 691                2,622
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        8,024,201  $        5,506,462  $        5,547,066   $        4,229,039
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             442,585             297,252             290,340              222,483
   Minimum unit fair value #*.........  $         17.28572  $         17.85658  $         18.32356   $         18.43152
   Maximum unit fair value #*.........  $         19.31676  $         19.95473  $         20.47657   $         20.59724
   Contract liability.................  $        8,024,201  $        5,506,462  $        5,547,066   $        4,229,039

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liability.................                  --                  --                  --                   --

                                             JPMORGAN            JPMORGAN            JP MORGAN
                                          SMARTRETIREMENT     SMARTRETIREMENT    SMART RETIREMENT      LOOMIS SAYLES
                                             2050 FUND          INCOME FUND          2055 FUND           BOND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................             164,878             123,195              76,654             280,933
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        3,297,892  $        2,194,496  $        1,755,935  $        3,838,931
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        3,434,411  $        2,041,342  $        1,834,341  $        3,848,780
   Due from Sponsor Company...........                 447                  --                  --                  --
   Receivable from fund shares sold...                  --               4,379                 621               6,721
   Other assets.......................                  --                   2                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           3,434,858           2,045,723           1,834,963           3,855,501
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --               4,400                 647               6,766
   Payable for fund shares purchased..                 485                  --                  --                  --
   Other liabilities..................                  10                   8                   7                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 495               4,408                 654               6,769
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        3,434,363  $        2,041,315  $        1,834,309  $        3,848,732
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             179,383             140,340              97,687             165,248
   Minimum unit fair value #*.........  $         18.41105  $         13.89384  $         18.22976  $         20.67403
   Maximum unit fair value #*.........  $         20.57436  $         15.52635  $         20.07599  $         23.66864
   Contract liability.................  $        3,434,363  $        2,041,315  $        1,834,309  $        3,848,732

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                           LKCM AQUINAS
                                             CATHOLIC           LORD ABBETT
                                            EQUITY FUND       AFFILIATED FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              10,631              28,967
                                        ==================  ==================
     Cost.............................  $          163,411  $          419,448
                                        ==================  ==================
     Market Value.....................  $          160,096  $          457,200
   Due from Sponsor Company...........                  --                  --
   Receivable from fund shares sold...                  --                  92
   Other assets.......................                   5                  --
                                        ------------------  ------------------
   Total assets.......................             160,101             457,292
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  22                 130
   Payable for fund shares purchased..                  --                  --
   Other liabilities..................                   3                  14
                                        ------------------  ------------------
   Total liabilities..................                  25                 144
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          160,076  $          457,148
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               6,194              23,303
   Minimum unit fair value #*.........  $         25.84152  $         17.57466
   Maximum unit fair value #*.........  $         25.84152  $         22.57543
   Contract liability.................  $          160,076  $          457,148

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-54

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-55

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                         LORD ABBETT
                                            LORD ABBETT         LORD ABBETT         LORD ABBETT          CALIBRATED
                                            FUNDAMENTAL            BOND               GROWTH              DIVIDEND
                                            EQUITY FUND       DEBENTURE FUND    OPPORTUNITIES FUND       GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  -------------------

ASSETS:
   Investments:
     Number of shares.................             207,656             292,737               6,211               13,857
                                        ==================  ==================  ==================  ===================
     Cost.............................  $        2,615,594  $        2,345,826  $          125,852   $          200,293
                                        ==================  ==================  ==================  ===================
     Market Value.....................  $        2,484,873  $        2,381,302  $          149,065   $          222,193
   Due from Sponsor Company...........                  --               1,813                 709                   --
   Receivable from fund shares sold...              15,186                  --                  --                   21
   Other assets.......................                  --                 270                   4                    4
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................           2,500,059           2,383,385             149,778              222,218
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................              15,232                  --                  --                   52
   Payable for fund shares purchased..                  --               1,843                 731                   --
   Other liabilities..................                  15                  --                   4                    8
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................              15,247               1,843                 735                   60
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        2,484,812  $        2,381,542  $          149,043   $          222,158
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              76,593             119,102               5,639                9,403
   Minimum unit fair value #*.........  $         22.80409  $         18.63384  $         25.86180   $         21.89524
   Maximum unit fair value #*.........  $         67.86314  $         22.13174  $         28.40522   $         76.18550
   Contract liability.................  $        2,484,812  $        2,381,542  $          149,043   $          222,158

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liability.................                  --                  --                  --                   --

                                                                LORD ABBETT         LORD ABBETT          LORD ABBETT
                                            LORD ABBETT         DEVELOPING         INTERNATIONAL            VALUE
                                         TOTAL RETURN FUND      GROWTH FUND       EQUITY INV OPT     OPPORTUNITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  -------------------

ASSETS:
   Investments:
     Number of shares.................             585,205              49,292              28,477              176,984
                                        ==================  ==================  ==================  ===================
     Cost.............................  $        6,068,729  $        1,027,501  $          380,414   $        3,351,680
                                        ==================  ==================  ==================  ===================
     Market Value.....................  $        6,127,098  $          967,411  $          389,562   $        3,100,969
   Due from Sponsor Company...........                 805               2,740                  43                  919
   Receivable from fund shares sold...                   2                  --                  --                   --
   Other assets.......................                 582                   3                  --                   --
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................           6,128,487             970,154             389,605            3,101,888
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                   --
   Payable for fund shares purchased..                 826               2,786                  68                  974
   Other liabilities..................                  --                   2                   3                    4
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................                 826               2,788                  71                  978
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        6,127,661  $          967,366  $          389,534   $        3,100,910
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             345,562              32,452              36,866              138,097
   Minimum unit fair value #*.........  $         15.44823  $         29.02574  $          9.70134   $         15.33602
   Maximum unit fair value #*.........  $         18.06246  $         37.57709  $         12.93585   $         25.73121
   Contract liability.................  $        6,127,661  $          967,366  $          389,534   $        3,100,910

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liability.................                  --                  --                  --                   --

                                            CLEARBRIDGE         BMO MID-CAP
                                            VALUE TRUST         VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................               2,412              48,373
                                        ==================  ==================
     Cost.............................  $          187,808  $          576,949
                                        ==================  ==================
     Market Value.....................  $          242,705  $          532,105
   Due from Sponsor Company...........                  --                 155
   Receivable from fund shares sold...                  34                  --
   Other assets.......................                  --                  --
                                        ------------------  ------------------
   Total assets.......................             242,739             532,260
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  57                  --
   Payable for fund shares purchased..                  --                 180
   Other liabilities..................                   5                  10
                                        ------------------  ------------------
   Total liabilities..................                  62                 190
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          242,677  $          532,070
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              11,180              48,235
   Minimum unit fair value #*.........  $         12.62818  $         10.29225
   Maximum unit fair value #*.........  $        100.62000  $         11.57239
   Contract liability.................  $          242,677  $          532,070

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-56

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-57

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                            MFS
                                          MFS(R) EMERGING      MASSACHUSETTS                           INTERNATIONAL
                                              MARKETS        INVESTORS GROWTH        MFS HIGH               NEW
                                             DEBT FUND          STOCK FUND          INCOME FUND       DISCOVERY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              16,672             124,778             277,431              10,573
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          244,742  $        3,181,544  $          963,721  $          290,917
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          248,407  $        4,104,363  $          959,911  $          367,712
   Due from Sponsor Company...........                  --                 313                 253                 192
   Receivable from fund shares sold...                  11                  --                  --                  --
   Other assets.......................                  19                  --                  95                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             248,437           4,104,676             960,259             367,904
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  43                  --                  --                  --
   Payable for fund shares purchased..                  --                 334                 285                 212
   Other liabilities..................                  --                  11                   3                   6
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  43                 345                 288                 218
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          248,394  $        4,104,331  $          959,971  $          367,686
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              15,530             122,973              57,976              10,004
   Minimum unit fair value #*.........  $         15.32255  $         18.04202  $         12.47508  $         21.12283
   Maximum unit fair value #*.........  $         16.74214  $         39.66774  $         28.05590  $         38.48102
   Contract liability.................  $          248,394  $        4,104,331  $          959,971  $          367,686

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                            MFS MID CAP           MFS NEW          MFS RESEARCH          MFS TOTAL
                                            GROWTH FUND       DISCOVERY FUND    INTERNATIONAL FUND      RETURN FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              34,257             145,302             124,558             106,500
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          451,935  $        3,628,525  $        2,091,437  $        1,864,704
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          720,083  $        4,042,298  $        2,433,866  $        2,130,001
   Due from Sponsor Company...........                  --                  --                  --                 500
   Receivable from fund shares sold...                  --                   7               4,064                  --
   Other assets.......................                  --                   4                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             720,083           4,042,309           2,437,932           2,130,501
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   4                  37               4,099                  --
   Payable for fund shares purchased..                  21                  --                  --                 522
   Other liabilities..................                   9                   8                   9                  13
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  34                  45               4,108                 535
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          720,049  $        4,042,264  $        2,433,824  $        2,129,966
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              29,431             164,315             198,689             110,452
   Minimum unit fair value #*.........  $         20.52690  $         22.05600  $         11.55682  $         17.48853
   Maximum unit fair value #*.........  $         27.51812  $         24.64783  $         12.83701  $         21.43661
   Contract liability.................  $          720,049  $        4,042,264  $        2,433,824  $        2,129,966

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                                MFS                 MFS
                                          UTILITIES FUND        VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................             198,087             198,247
                                        ==================  ==================
     Cost.............................  $        4,062,117  $        6,888,173
                                        ==================  ==================
     Market Value.....................  $        4,506,464  $        8,780,271
   Due from Sponsor Company...........                  --                  --
   Receivable from fund shares sold...              22,058               5,865
   Other assets.......................                  --                  --
                                        ------------------  ------------------
   Total assets.......................           4,528,522           8,786,136
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................              22,092               5,911
   Payable for fund shares purchased..                  --                  --
   Other liabilities..................                  24                  10
                                        ------------------  ------------------
   Total liabilities..................              22,116               5,921
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        4,506,406  $        8,780,215
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             219,044             392,892
   Minimum unit fair value #*.........  $         14.05779  $         16.67017
   Maximum unit fair value #*.........  $         55.51724  $         38.11853
   Contract liability.................  $        4,506,406  $        8,780,215

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-58

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-59

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                    MFS                 MFS
                                             MFS TOTAL         MASSACHUSETTS       INTERNATIONAL         MFS CORE
                                         RETURN BOND FUND     INVESTORS TRUST       GROWTH FUND         EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................             174,768              28,696               5,697              78,767
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,830,717  $          840,891  $          169,216  $        2,224,197
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        1,922,448  $          930,894  $          209,035  $        2,755,178
   Due from Sponsor Company...........                 772                 143                  --               2,005
   Receivable from fund shares sold...                  --                  --                  26                  --
   Other assets.......................                 110                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,923,330             931,037             209,061           2,757,183
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  37                  --
   Payable for fund shares purchased..                 790                 172                  --               2,044
   Other liabilities..................                  --                   7                   4                   9
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 790                 179                  41               2,053
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,922,540  $          930,858  $          209,020  $        2,755,130
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             116,893              18,987              10,683             141,138
   Minimum unit fair value #*.........  $         15.16961  $         45.54059  $         19.17859  $         19.02992
   Maximum unit fair value #*.........  $         17.31657  $         52.13602  $         20.64844  $         39.28216
   Contract liability.................  $        1,922,540  $          930,858  $          209,020  $        2,755,130

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                                MFS                 MFS
                                            GOVERNMENT         INTERNATIONAL            MFS              MFS CORE
                                          SECURITIES FUND       VALUE FUND        TECHNOLOGY FUND      EQUITY SERIES
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................             387,350             306,986               3,668                 527
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        3,837,070  $       11,107,027  $           80,920  $           12,128
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        3,850,260  $       13,826,650  $          172,840  $           13,077
   Due from Sponsor Company...........                 624                  --                  --                  --
   Receivable from fund shares sold...                  --              28,639                  17                  --
   Other assets.......................                  92                   3                   2                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           3,850,976          13,855,292             172,859              13,080
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --              28,677                  40                   1
   Payable for fund shares purchased..                 666                  --                  --                  --
   Other liabilities..................                   6                   5                   3                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 672              28,682                  43                   3
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        3,850,304  $       13,826,610  $          172,816  $           13,077
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             285,595             328,229               2,155                 793
   Minimum unit fair value #*.........  $          9.94000  $         36.97638  $         76.21267  $         16.48739
   Maximum unit fair value #*.........  $         14.03880  $         45.04000  $         82.65475  $         16.48739
   Contract liability.................  $        3,850,304  $       13,826,610  $          172,816  $           13,077

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                                MFS                 MFS
                                         UTILITIES SERIES       GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................               6,784               2,301
                                        ==================  ==================
     Cost.............................  $          199,164  $          200,479
                                        ==================  ==================
     Market Value.....................  $          238,672  $          272,902
   Due from Sponsor Company...........                  --                  --
   Receivable from fund shares sold...                  --                  27
   Other assets.......................                  --                  --
                                        ------------------  ------------------
   Total assets.......................             238,672             272,929
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  11                  43
   Payable for fund shares purchased..                  --                  --
   Other liabilities..................                   4                   4
                                        ------------------  ------------------
   Total liabilities..................                  15                  47
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          238,657  $          272,882
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               8,394               8,922
   Minimum unit fair value #*.........  $         28.43294  $         29.78672
   Maximum unit fair value #*.........  $         28.43294  $         31.34579
   Contract liability.................  $          238,657  $          272,882

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-60

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-61

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                 BLACKROCK           BLACKROCK            BLACKROCK
                                                MFS               GLOBAL             ADVANTAGE            ADVANTAGE
                                            HIGH YIELD          ALLOCATION           LARGE CAP           U.S. TOTAL
                                             PORTFOLIO          FUND, INC.           CORE FUND           MARKET FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  -------------------

ASSETS:
   Investments:
     Number of shares.................              42,795             340,917               4,442                1,265
                                        ==================  ==================  ==================  ===================
     Cost.............................  $          249,539  $        6,565,647  $           66,245   $           32,329
                                        ==================  ==================  ==================  ===================
     Market Value.....................  $          244,789  $        6,549,022  $           74,988   $           36,545
   Due from Sponsor Company...........                  --                  --                  --                   --
   Receivable from fund shares sold...                  --              41,567                  22                    1
   Other assets.......................                  --                  --                  --                    3
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................             244,789           6,590,589              75,010               36,549
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                   5              41,589                  42                    7
   Payable for fund shares purchased..                  --                  --                  --                   --
   Other liabilities..................                   1                   3                   6                    1
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................                   6              41,592                  48                    8
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          244,783  $        6,548,997  $           74,962   $           36,541
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              18,304             381,607               3,403                1,660
   Minimum unit fair value #*.........  $         13.37310  $         15.75279  $         19.49889   $         22.01736
   Maximum unit fair value #*.........  $         13.37310  $         20.18414  $         23.96927   $         22.01736
   Contract liability.................  $          244,783  $        6,548,997  $           74,962   $           36,541

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liability.................                  --                  --                  --                   --

                                              BLACKROCK           BLACKROCK           BLACKROCK        VICTORY MUNDER
                                               MID CAP          INTERNATIONAL      MID CAP GROWTH       MID-CAP CORE
                                            DIVIDEND FUND       DIVIDEND FUND     EQUITY PORTFOLIO       GROWTH FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        -------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................               83,935              13,581              16,735             212,907
                                        ===================  ==================  ==================  ==================
     Cost.............................   $        1,532,265  $          396,964  $          301,998  $        5,003,780
                                        ===================  ==================  ==================  ==================
     Market Value.....................   $        1,525,093  $          388,685  $          435,110  $        3,266,927
   Due from Sponsor Company...........                1,102                 205                  --                  --
   Receivable from fund shares sold...                   --                  --                  48                 170
   Other assets.......................                   --                  --                  --                   1
                                        -------------------  ------------------  ------------------  ------------------
   Total assets.......................            1,526,195             388,890             435,158           3,267,098
                                        -------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   --                  --                  80                 183
   Payable for fund shares purchased..                1,132                 231                  --                  --
   Other liabilities..................                    6                   9                   7                   6
                                        -------------------  ------------------  ------------------  ------------------
   Total liabilities..................                1,138                 240                  87                 189
                                        -------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........   $        1,525,057  $          388,650  $          435,071  $        3,266,909
                                        ===================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               64,948              27,088              15,213             113,292
   Minimum unit fair value #*.........   $         20.23455  $         14.08827  $         28.17664  $         14.06000
   Maximum unit fair value #*.........   $         27.11036  $         15.16832  $         30.03236  $         66.05194
   Contract liability.................   $        1,525,057  $          388,650  $          435,071  $        3,266,909

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                   --                  --                  --                  --
   Minimum unit fair value #*.........                   --                  --                  --                  --
   Maximum unit fair value #*.........                   --                  --                  --                  --
   Contract liability.................                   --                  --                  --                  --

                                             NEUBERGER           NUVEEN NWQ
                                        BERMAN SUSTAINABLE      INTERNATIONAL
                                            EQUITY FUND          VALUE FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              46,725                3,557
                                        ===================  ==================
     Cost.............................  $        1,725,618   $           83,478
                                        ===================  ==================
     Market Value.....................  $        1,762,830   $           86,139
   Due from Sponsor Company...........               3,311                   --
   Receivable from fund shares sold...                  --                    5
   Other assets.......................                   1                    2
                                        -------------------  ------------------
   Total assets.......................           1,766,142               86,146
                                        -------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   18
   Payable for fund shares purchased..               3,350                   --
   Other liabilities..................                   8                   --
                                        -------------------  ------------------
   Total liabilities..................               3,358                   18
                                        -------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,762,784   $           86,128
                                        ===================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              57,113                8,198
   Minimum unit fair value #*.........  $         26.46252   $         10.27788
   Maximum unit fair value #*.........  $         48.63781   $         10.98641
   Contract liability.................  $        1,762,784   $           86,128

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liability.................                  --                   --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-62

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-63

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                      INVESCO
                                            THE OAKMARK         THE OAKMARK         OPPENHEIMER            INVESCO
                                           INTERNATIONAL        EQUITY AND            CAPITAL            OPPENHEIMER
                                          SMALL CAP FUND        INCOME FUND      APPRECIATION FUND       GLOBAL FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (2)      SUB-ACCOUNT (3)
                                        ------------------  ------------------  ------------------  -------------------

ASSETS:
   Investments:
     Number of shares.................              25,750             353,201              18,342               57,359
                                        ==================  ==================  ==================  ===================
     Cost.............................  $          424,829  $       10,376,044  $        1,060,255   $        4,517,892
                                        ==================  ==================  ==================  ===================
     Market Value.....................  $          422,305  $       10,373,467  $        1,019,980   $        5,502,429
   Due from Sponsor Company...........                  --                  --                 844                  482
   Receivable from fund shares sold...                  39                 101                  --                   --
   Other assets.......................                  --                  --                   1                   --
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................             422,344          10,373,568           1,020,825            5,502,911
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  43                 111                  --                   --
   Payable for fund shares purchased..                  --                  --                 868                  501
   Other liabilities..................                   2                   4                   5                    7
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................                  45                 115                 873                  508
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          422,299  $       10,373,453  $        1,019,952   $        5,502,403
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               9,238             493,919              49,306              147,793
   Minimum unit fair value #*.........  $         45.71371  $         13.37394  $         18.73516   $         18.69301
   Maximum unit fair value #*.........  $         45.71371  $         21.01273  $         29.24535   $        190.28033
   Contract liability.................  $          422,299  $       10,373,453  $        1,019,952   $        5,502,403

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liability.................                  --                  --                  --                   --

                                               INVESCO             INVESCO                                 INVESCO
                                             OPPENHEIMER         OPPENHEIMER           INVESCO           OPPENHEIMER
                                               GLOBAL           INTERNATIONAL        OPPENHEIMER      GLOBAL STRATEGIC
                                         OPPORTUNITIES FUND      GROWTH FUND      MAIN STREET FUND       INCOME FUND
                                           SUB-ACCOUNT (4)     SUB-ACCOUNT (5)     SUB-ACCOUNT (6)     SUB-ACCOUNT (7)
                                        -------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................                7,217              91,338               8,220             178,086
                                        ===================  ==================  ==================  ==================
     Cost.............................   $          443,205  $        3,416,689  $          389,865  $          694,217
                                        ===================  ==================  ==================  ==================
     Market Value.....................   $          441,766  $        4,071,829  $          395,733  $          673,164
   Due from Sponsor Company...........                  656                  --                 354                  --
   Receivable from fund shares sold...                   --               3,514                  --               1,798
   Other assets.......................                    3                   2                   2                  14
                                        -------------------  ------------------  ------------------  ------------------
   Total assets.......................              442,425           4,075,345             396,089             674,976
                                        -------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   --               3,551                  --               1,818
   Payable for fund shares purchased..                  674                  --                 375                  --
   Other liabilities..................                   --                  13                   5                  --
                                        -------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  674               3,564                 380               1,818
                                        -------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........   $          441,751  $        4,071,781  $          395,709  $          673,158
                                        ===================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               23,795             251,872              18,318              43,262
   Minimum unit fair value #*.........   $         18.29408  $         13.91631  $         20.70797  $         14.82789
   Maximum unit fair value #*.........   $         18.82165  $         21.65212  $         23.19587  $         15.98612
   Contract liability.................   $          441,751  $        4,071,781  $          395,709  $          673,158

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                   --                  --                  --                  --
   Minimum unit fair value #*.........                   --                  --                  --                  --
   Maximum unit fair value #*.........                   --                  --                  --                  --
   Contract liability.................                   --                  --                  --                  --

                                              INVESCO             INVESCO
                                            OPPENHEIMER         OPPENHEIMER
                                            MAIN STREET         DEVELOPING
                                           MID CAP FUND        MARKETS FUND
                                          SUB-ACCOUNT (8)     SUB-ACCOUNT (9)
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................             109,005             102,247
                                        ==================  ==================
     Cost.............................  $        2,791,741  $        3,810,989
                                        ==================  ==================
     Market Value.....................  $        2,848,311  $        4,714,441
   Due from Sponsor Company...........               1,479                  --
   Receivable from fund shares sold...                  --                  13
   Other assets.......................                  --                  --
                                        ------------------  ------------------
   Total assets.......................           2,849,790           4,714,454
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  27
   Payable for fund shares purchased..               1,494                  --
   Other liabilities..................                  15                   5
                                        ------------------  ------------------
   Total liabilities..................               1,509                  32
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        2,848,281  $        4,714,422
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             132,976             153,982
   Minimum unit fair value #*.........  $         19.37159  $         16.62805
   Maximum unit fair value #*.........  $         24.37431  $        105.04762
   Contract liability.................  $        2,848,281  $        4,714,422

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(2)   Formerly Oppenheimer Capital Appreciation Fund. Change effective May 24,
      2019

(3)   Formerly Oppenheimer Global Fund. Change effective May 24, 2019

(4)   Formerly Oppenheimer Global Opportunities Fund. Change effective May 24,
      2019

(5)   Formerly Oppenheimer International Growth Fund. Change effective May 24,
      2019

(6)   Formerly Oppenheimer Main Street Fund. Change effective May 24, 2019

(7)   Formerly Oppenheimer Global Strategic Income Fund. Change effective May
      24, 2019

(8)   Formerly Oppenheimer Main Street Mid Cap Fund. Change effective May 24,
      2019

(9)   Formerly Oppenheimer Developing Markets Fund. Change effective May 24,
      2019

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-64

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-65

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                              INVESCO             INVESCO             INVESCO             INVESCO
                                            OPPENHEIMER         OPPENHEIMER         OPPENHEIMER         OPPENHEIMER
                                              CAPITAL          INTERNATIONAL          MID CAP           MAIN STREET
                                            INCOME FUND          BOND FUND          VALUE FUND        ALL CAP FUND(R)
                                         SUB-ACCOUNT (10)    SUB-ACCOUNT (11)    SUB-ACCOUNT (12)    SUB-ACCOUNT (13)
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................                  --             636,380               8,914              64,697
                                        ==================  ==================  ==================  ==================
     Cost.............................  $                7  $        3,748,868  $          418,770  $        1,079,311
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $                7  $        3,551,000  $          425,925  $        1,262,891
   Due from Sponsor Company...........                  --                  --                 152                  --
   Receivable from fund shares sold...                  --              11,784                  --                 113
   Other assets.......................                  --                   5                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................                   7           3,562,789             426,077           1,263,006
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   5              11,804                  --                 133
   Payable for fund shares purchased..                  --                  --                 187                  --
   Other liabilities..................                   2                  95                   5                   9
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   7              11,899                 192                 142
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $               --  $        3,550,890  $          425,885  $        1,262,864
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                  --             232,298              21,846              58,622
   Minimum unit fair value #*.........  $          0.00000  $         14.16047  $         15.68326  $         18.52189
   Maximum unit fair value #*.........  $          0.00000  $         17.04468  $         21.24338  $         23.85534
   Contract liability.................                  --  $        3,550,890  $          425,885  $        1,262,864

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                              INVESCO                                 INVESCO             INVESCO
                                            OPPENHEIMER           INVESCO           OPPENHEIMER         OPPENHEIMER
                                          GOLD & SPECIAL        OPPENHEIMER           EQUITY           INTERNATIONAL
                                           MINERALS FUND     REAL ESTATE FUND       INCOME FUND      DIVERSIFIED FUND
                                         SUB-ACCOUNT (14)    SUB-ACCOUNT (15)    SUB-ACCOUNT (16)    SUB-ACCOUNT (17)
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              90,645              37,421                 266               9,691
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,573,682  $          961,929  $            7,994  $          158,571
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        1,895,389  $          998,773  $            8,079  $          182,963
   Due from Sponsor Company...........                  --                 496                  43                  76
   Receivable from fund shares sold...                 231                  --                  --                  --
   Other assets.......................                  --                   1                   3                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,895,620             999,270               8,125             183,039
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 260                  --                  --                  --
   Payable for fund shares purchased..                  --                 537                  61                 102
   Other liabilities..................                   6                   9                   5                   6
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 266                 546                  66                 108
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,895,354  $          998,724  $            8,059  $          182,931
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             169,256              57,295                 410              10,042
   Minimum unit fair value #*.........  $          8.09608  $         16.19763  $         19.19138  $         17.91721
   Maximum unit fair value #*.........  $         14.28822  $         18.97018  $         20.13091  $         19.02031
   Contract liability.................  $        1,895,354  $          998,724  $            8,059  $          182,931

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                              INVESCO
                                            OPPENHEIMER           PUTNAM
                                              RISING              GLOBAL
                                          DIVIDENDS FUND        EQUITY FUND
                                         SUB-ACCOUNT (18)       SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................                 593               3,817
                                        ==================  ==================
     Cost.............................  $           11,438  $           56,767
                                        ==================  ==================
     Market Value.....................  $           12,291  $           74,769
   Due from Sponsor Company...........                  --                  --
   Receivable from fund shares sold...                   1                  --
   Other assets.......................                  --                  --
                                        ------------------  ------------------
   Total assets.......................              12,292              74,769
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  16                  --
   Payable for fund shares purchased..                  --                  --
   Other liabilities..................                   4                   6
                                        ------------------  ------------------
   Total liabilities..................                  20                   6
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           12,272  $           74,763
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 674               4,022
   Minimum unit fair value #*.........  $         18.21163  $         18.58892
   Maximum unit fair value #*.........  $         18.21163  $         18.58892
   Contract liability.................  $           12,272  $           74,763

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(10)  Formerly Oppenheimer Capital Income Fund. Change effective May 24, 2019

(11)  Formerly Oppenheimer International Bond Fund. Change effective May 24,
      2019

(12)  Formerly Oppenheimer Mid Cap Value Fund. Change effective May 24, 2019

(13)  Formerly Oppenheimer Oppenheimer Main Street All Cap Fund(R). Change
      effective May 24, 2019

(14)  Formerly Oppenheimer Gold & Special Minerals Fund. Change effective May
      24, 2019

(15)  Formerly Oppenheimer Real Estate Fund. Change effective May 24, 2019

(16)  Formerly Oppenheimer Equity Income Fund. Change effective May 24, 2019

(17)  Formerly Oppenheimer International Diversified Fund. Change effective May
      24, 2019

(18)  Formerly Oppenheimer Rising Dividends Fund. Change effective May 24,
      2019

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-66

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-67

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                 PUTNAM VT           PUTNAM VT           PUTNAM VT
                                             PUTNAM VT         INTERNATIONAL        SUSTAINABLE          SMALL CAP
                                          HIGH YIELD FUND       GROWTH FUND        LEADERS FUND         VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              68,950               8,238               8,517              21,831
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          453,039  $          162,708  $          249,540  $          270,285
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          435,761  $          159,572  $          329,960  $          213,288
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                  --                  --                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             435,761             159,572             329,960             213,290
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   8                   3                   6                   4
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   2                   4                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  10                   7                   7                   4
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          435,751  $          159,565  $          329,953  $          213,286
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              21,244              10,631               9,443               7,513
   Minimum unit fair value #*.........  $         20.51161  $         15.00941  $         34.87124  $         18.39787
   Maximum unit fair value #*.........  $         20.51161  $         15.00941  $         36.85590  $         27.17131
   Contract liability.................  $          435,751  $          159,563  $          329,950  $          139,723

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --            3,998.00
   Minimum unit fair value #*.........                  --                  --                  --  $         18.39995
   Maximum unit fair value #*.........                  --                  --                  --  $         18.39995
   Contract liability.................                  --  $                2  $                3  $           73,563

                                              PIONEER                                 PIONEER            ALLIANZGI
                                            DISCIPLINED       PIONEER EQUITY        FUNDAMENTAL      NFJ INTERNATIONAL
                                            VALUE FUND          INCOME FUND         GROWTH FUND         VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              10,511               1,291               3,521                 680
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          166,154  $           44,972  $           81,042  $           12,813
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          158,086  $           47,237  $           94,445  $           13,157
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  17                   7                   5                   6
   Other assets.......................                  --                  --                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             158,103              47,244              94,450              13,164
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  39                  13                  33                  26
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   3                   3                   9                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  42                  16                  42                  28
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          158,061  $           47,228  $           94,408  $           13,136
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               6,953               1,127               3,861               1,269
   Minimum unit fair value #*.........  $         22.00686  $         41.91000  $         23.91166  $         10.34982
   Maximum unit fair value #*.........  $         23.11732  $         41.91000  $         24.93010  $         10.34982
   Contract liability.................  $          158,061  $           47,228  $           94,408  $           13,136

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                             ALLIANZGI           ALLIANZGI
                                           NFJ SMALL-CAP       NFJ DIVIDEND
                                            VALUE FUND          VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              74,218             307,423
                                        ==================  ==================
     Cost.............................  $        1,528,779  $        4,220,377
                                        ==================  ==================
     Market Value.....................  $        1,068,737  $        3,593,776
   Due from Sponsor Company...........                 483                  --
   Receivable from fund shares sold...                  --              16,932
   Other assets.......................                  --                   1
                                        ------------------  ------------------
   Total assets.......................           1,069,220           3,610,709
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --              16,954
   Payable for fund shares purchased..                 507                  --
   Other liabilities..................                   4                   2
                                        ------------------  ------------------
   Total liabilities..................                 511              16,956
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,068,709  $        3,593,753
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              55,230             206,660
   Minimum unit fair value #*.........  $         18.14380  $         16.68823
   Maximum unit fair value #*.........  $         20.15261  $         18.53597
   Contract liability.................  $        1,068,709  $        3,593,753

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-68

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-69

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                           AMG MANAGERS            PIMCO
                                              CADENCE        EMERGING MARKETS                              PIONEER
                                           MID CAP FUND          BOND FUND         PIONEER FUND        HIGH YIELD FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  -------------------

ASSETS:
   Investments:
     Number of shares.................               1,429              43,256              25,754              104,691
                                        ==================  ==================  ==================  ===================
     Cost.............................  $           37,560  $          458,427  $          793,101   $        1,011,517
                                        ==================  ==================  ==================  ===================
     Market Value.....................  $           38,194  $          462,839  $          761,794   $        1,019,695
   Due from Sponsor Company...........                  --                  --                 271                  107
   Receivable from fund shares sold...                  17                  48                  --                   --
   Other assets.......................                   1                  41                  --                  133
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................              38,212             462,928             762,065            1,019,935
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  36                  57                  --                   --
   Payable for fund shares purchased..                  --                  --                 282                  130
   Other liabilities..................                   1                   1                   5                   --
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................                  37                  58                 287                  130
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $           38,175  $          462,870  $          761,778   $        1,019,805
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               1,963              24,911              31,142               52,516
   Minimum unit fair value #*.........  $         19.14334  $         17.28920  $         21.01374   $         17.08181
   Maximum unit fair value #*.........  $         22.75811  $         20.62001  $         26.90992   $         21.23449
   Contract liability.................  $           38,175  $          462,870  $          761,778   $        1,019,805

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liability.................                  --                  --                  --                   --

                                              PIONEER             PIONEER             PIONEER
                                             STRATEGIC            MID CAP         SELECT MID CAP        PIMCO TOTAL
                                            INCOME FUND         VALUE FUND          GROWTH FUND       RETURN ESG FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................             423,665              42,896              20,154              18,205
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        4,537,765  $        1,004,140  $          834,449  $          170,481
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        4,664,547  $          994,324  $          906,329  $          169,128
   Due from Sponsor Company...........               3,870                  --                  --                  --
   Receivable from fund shares sold...                  --                 154                  34                   9
   Other assets.......................                 206                  --                  --                   8
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           4,668,623             994,478             906,363             169,145
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                 191                  58                  32
   Payable for fund shares purchased..               3,898                  --                  --                  --
   Other liabilities..................                  --                   8                   8                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               3,898                 199                  66                  32
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        4,664,725  $          994,279  $          906,297  $          169,113
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             247,024              57,728              27,473              14,262
   Minimum unit fair value #*.........  $         17.26057  $         15.81046  $         31.60954  $         11.52835
   Maximum unit fair value #*.........  $         19.70326  $         21.06529  $         34.16922  $         11.99681
   Contract liability.................  $        4,664,725  $          994,279  $          906,297  $          169,113

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                              PUTNAM
                                              EQUITY              PUTNAM
                                            INCOME FUND       HIGH YIELD FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              32,509             172,143
                                        ==================  ==================
     Cost.............................  $          732,576  $        1,011,392
                                        ==================  ==================
     Market Value.....................  $          860,181  $        1,013,924
   Due from Sponsor Company...........                 208               1,325
   Receivable from fund shares sold...                  --                  --
   Other assets.......................                  --                   1
                                        ------------------  ------------------
   Total assets.......................             860,389           1,015,250
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --
   Payable for fund shares purchased..                 246               1,357
   Other liabilities..................                  12                   5
                                        ------------------  ------------------
   Total liabilities..................                 258               1,362
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          860,131  $        1,013,888
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              34,521              51,487
   Minimum unit fair value #*.........  $         22.58128  $         18.40854
   Maximum unit fair value #*.........  $         29.26466  $         21.01353
   Contract liability.................  $          860,131  $        1,013,888

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-70

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-71

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                      PUTNAM
                                              PUTNAM              PUTNAM           INTERNATIONAL           PUTNAM
                                           INTERNATIONAL        SUSTAINABLE           CAPITAL             SMALL CAP
                                            EQUITY FUND        LEADERS FUND     OPPORTUNITIES FUND       GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  -------------------

ASSETS:
   Investments:
     Number of shares.................              13,682                  11               6,053                2,680
                                        ==================  ==================  ==================  ===================
     Cost.............................  $          283,391  $              842  $          224,125   $           90,324
                                        ==================  ==================  ==================  ===================
     Market Value.....................  $          334,670  $            1,065  $          240,613   $          131,152
   Due from Sponsor Company...........                  --                  --                  --                   --
   Receivable from fund shares sold...                  31                  --                  23                   31
   Other assets.......................                  --                  --                  --                   --
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................             334,701               1,065             240,636              131,183
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  41                  15                  48                   61
   Payable for fund shares purchased..                  --                  --                  --                   --
   Other liabilities..................                   4                   6                   5                    5
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................                  45                  21                  53                   66
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          334,656  $            1,044  $          240,583   $          131,117
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              15,262                  38              20,144                4,856
   Minimum unit fair value #*.........  $         21.92681  $         27.61085  $         11.34502   $         21.94383
   Maximum unit fair value #*.........  $         21.92681  $         27.61085  $         13.28226   $         27.88740
   Contract liability.................  $          334,656  $            1,044  $          240,583   $          131,117

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liability.................                  --                  --                  --                   --

                                                                     ROYCE                ROYCE             COLUMBIA
                                                ROYCE          SMALLER-COMPANIES        SMALL-CAP           LARGE CAP
                                          TOTAL RETURN FUND       GROWTH FUND          VALUE FUND          VALUE FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                        -------------------  --------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................               70,499               58,067               27,285               9,546
                                        ===================  ====================  ==================  ==================
     Cost.............................   $          887,704   $          607,028   $          268,389  $          120,608
                                        ===================  ====================  ==================  ==================
     Market Value.....................   $          794,527   $          463,959   $          260,297  $          135,552
   Due from Sponsor Company...........                   --                   --                   --                  --
   Receivable from fund shares sold...                3,048                   40                   32                  18
   Other assets.......................                    2                    1                   --                  --
                                        -------------------  --------------------  ------------------  ------------------
   Total assets.......................              797,577              464,000              260,329             135,570
                                        -------------------  --------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                3,075                   53                   58                  28
   Payable for fund shares purchased..                   --                   --                   --                  --
   Other liabilities..................                    1                    3                    1                   8
                                        -------------------  --------------------  ------------------  ------------------
   Total liabilities..................                3,076                   56                   59                  36
                                        -------------------  --------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........   $          794,501   $          463,944   $          260,270  $          135,534
                                        ===================  ====================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               73,729               18,410               24,334               6,975
   Minimum unit fair value #*.........   $         10.68046   $          7.99000   $         10.66569  $         18.16162
   Maximum unit fair value #*.........   $         10.84744   $         28.35125   $         10.75801  $         19.96845
   Contract liability.................   $          794,501   $          463,944   $          260,270  $          135,534

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                   --                   --                   --                  --
   Minimum unit fair value #*.........                   --                   --                   --                  --
   Maximum unit fair value #*.........                   --                   --                   --                  --
   Contract liability.................                   --                   --                   --                  --

                                                                RIDGEWORTH
                                             COLUMBIA             CEREDEX
                                           SMALL/MID CAP      SMALL CAP VALUE
                                            VALUE FUND          EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              28,504              81,506
                                        ==================  ==================
     Cost.............................  $          266,925  $          928,620
                                        ==================  ==================
     Market Value.....................  $          263,660  $          764,524
   Due from Sponsor Company...........                  --                  --
   Receivable from fund shares sold...                  56              16,562
   Other assets.......................                  --                   5
                                        ------------------  ------------------
   Total assets.......................             263,716             781,091
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  70              16,597
   Payable for fund shares purchased..                  --                  --
   Other liabilities..................                   8                  --
                                        ------------------  ------------------
   Total liabilities..................                  78              16,597
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          263,638  $          764,494
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              16,124              17,902
   Minimum unit fair value #*.........  $         16.10078  $         40.88680
   Maximum unit fair value #*.........  $         17.70267  $         44.34358
   Contract liability.................  $          263,638  $          764,494

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-72

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-73

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                            RIDGEWORTH                              RIDGEWORTH
                                              CEREDEX           RIDGEWORTH            CEREDEX
                                           MID-CAP VALUE     SEIX TOTAL RETURN    LARGE CAP VALUE     DWS REAL ESTATE
                                            EQUITY FUND          BOND FUND          EQUITY FUND       SECURITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................             104,605              13,674               2,206                 892
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,315,406  $          150,956  $           31,504  $           18,624
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        1,327,433  $          150,823  $           30,223  $           20,193
   Due from Sponsor Company...........               2,567                  --                  --                  --
   Receivable from fund shares sold...                  --                  10                   2                  --
   Other assets.......................                  --                   4                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,330,000             150,837              30,225              20,193
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  34                  16                   4
   Payable for fund shares purchased..               2,590                  --                  --                  --
   Other liabilities..................                   5                   3                   8                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               2,595                  37                  24                   6
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,327,405  $          150,800  $           30,201  $           20,187
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              24,754              11,831               1,316                 869
   Minimum unit fair value #*.........  $         51.27824  $         12.63322  $         21.56115  $         23.22574
   Maximum unit fair value #*.........  $         55.61348  $         12.88444  $         23.04724  $         23.22574
   Contract liability.................  $        1,327,405  $          150,800  $           30,201  $           20,187

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                                                                   DWS ENHANCED
                                            DWS EQUITY          DWS CAPITAL      EMERGING MARKETS      SSGA S&P 500
                                           DIVIDEND FUND        GROWTH FUND        FIXED INCOME         INDEX FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................               3,540                 161               1,795              60,139
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          163,941  $           12,824  $           16,908  $        1,960,050
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          211,136  $           13,474  $           17,016  $        2,347,820
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                   8                   9                   1                 165
   Other assets.......................                   1                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             211,145              13,483              17,017           2,347,985
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  30                  17                  17                 183
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   6                   2                   2                   6
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  36                  19                  19                 189
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          211,109  $           13,464  $           16,998  $        2,347,796
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              11,479                 286               1,008              73,036
   Minimum unit fair value #*.........  $         15.47437  $         47.04276  $         16.56155  $         29.09379
   Maximum unit fair value #*.........  $         19.88548  $         47.04276  $         16.92399  $         39.04000
   Contract liability.................  $          211,109  $           13,464  $           16,998  $        2,347,796

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                             DWS CORE           DWS GLOBAL
                                            EQUITY VIP          GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................               1,528               3,780
                                        ==================  ==================
     Cost.............................  $           16,695  $          114,504
                                        ==================  ==================
     Market Value.....................  $           17,280  $          142,183
   Due from Sponsor Company...........                  --                  --
   Receivable from fund shares sold...                  --                  28
   Other assets.......................                  --                   1
                                        ------------------  ------------------
   Total assets.......................              17,280             142,212
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   5                  46
   Payable for fund shares purchased..                  --                  --
   Other liabilities..................                   1                   3
                                        ------------------  ------------------
   Total liabilities..................                   6                  49
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           17,274  $          142,163
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 604               9,546
   Minimum unit fair value #*.........  $         28.61072  $         11.78325
   Maximum unit fair value #*.........  $         28.61072  $         16.66807
   Contract liability.................  $           17,274  $          142,163

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-74

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-75

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                          SELECT
                                                             MASSMUTUAL SELECT      MASSMUTUAL        T. ROWE PRICE/
                                              SELECT           TOTAL RETURN          BLUE CHIP          FRONTIER MC
                                           OVERSEAS FUND         BOND FUND          GROWTH FUND         GR II FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              33,481              29,024                  22               6,599
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          251,486  $          294,494  $              454  $          110,426
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          284,586  $          292,557  $              475  $          130,852
   Due from Sponsor Company...........                  --                  81                  --                  --
   Receivable from fund shares sold...                 271                  --                  --                  37
   Other assets.......................                   1                   2                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             284,858             292,640                 475             130,889
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 280                  --                   7                  51
   Payable for fund shares purchased..                  --                  99                  --                  --
   Other liabilities..................                   3                   2                   3                   7
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 283                 101                  10                  58
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          284,575  $          292,539  $              465  $          130,831
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              23,874              26,070                  22               6,942
   Minimum unit fair value #*.........  $         11.44916  $         10.78855  $         21.67356  $         18.32708
   Maximum unit fair value #*.........  $         11.94307  $         11.25382  $         21.67356  $         18.85026
   Contract liability.................  $          284,575  $          292,539  $              465  $          130,831

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                              SELECT                                CLEARBRIDGE         CLEARBRIDGE
                                         WESTERN STRATEGIC      CLEARBRIDGE         AGGRESSIVE            ALL CAP
                                             BOND FUND       APPRECIATION FUND      GROWTH FUND         VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              35,237              22,640                 229               2,224
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          370,172  $          505,478  $           40,725  $           33,422
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          374,570  $          594,744  $           40,208  $           29,651
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  12                   6                  --                   5
   Other assets.......................                   2                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             374,584             594,751              40,208              29,656
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  28                  25                  18                  18
   Payable for fund shares purchased..                  --                  --                  18                  --
   Other liabilities..................                   2                   8                   7                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  30                  33                  43                  18
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          374,554  $          594,718  $           40,165  $           29,638
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              34,364              23,536               1,746               1,553
   Minimum unit fair value #*.........  $         10.63000  $         24.28953  $         20.86706  $         17.22132
   Maximum unit fair value #*.........  $         11.68480  $         26.31162  $         23.94617  $         19.09644
   Contract liability.................  $          374,554  $          594,718  $           40,165  $           29,638

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                                                CLEARBRIDGE
                                            CLEARBRIDGE          SMALL CAP
                                           MID CAP FUND         GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              35,974              25,394
                                        ==================  ==================
     Cost.............................  $        1,125,676  $          756,538
                                        ==================  ==================
     Market Value.....................  $        1,235,698  $          882,743
   Due from Sponsor Company...........                  --                  --
   Receivable from fund shares sold...               3,403                 177
   Other assets.......................                   2                   3
                                        ------------------  ------------------
   Total assets.......................           1,239,103             882,923
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................               3,436                 211
   Payable for fund shares purchased..                  --                  --
   Other liabilities..................                  11                   6
                                        ------------------  ------------------
   Total liabilities..................               3,447                 217
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,235,656  $          882,706
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              26,665              29,861
   Minimum unit fair value #*.........  $         42.91700  $         24.59786
   Maximum unit fair value #*.........  $         47.30691  $         34.38307
   Contract liability.................  $        1,235,656  $          882,706

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-76

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-77

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                             THORNBURG                                                 TIMOTHY PLAN
                                           INTERNATIONAL         THORNBURG        THORNBURG CORE       LARGE/MID CAP
                                            VALUE FUND          VALUE FUND          GROWTH FUND         VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................             132,027              19,895              20,229               9,971
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        3,226,097  $          940,610  $          608,708  $          175,954
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        3,056,223  $        1,554,521  $          781,129  $          177,384
   Due from Sponsor Company...........               1,472                  --                  --                  25
   Receivable from fund shares sold...                  --                 237                 127                  --
   Other assets.......................                  --                  --                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           3,057,695           1,554,758             781,257             177,410
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                 288                 175                  --
   Payable for fund shares purchased..               1,530                  --                  --                  56
   Other liabilities..................                  16                  10                  11                   6
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               1,546                 298                 186                  62
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        3,056,149  $        1,554,460  $          781,071  $          177,348
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             174,862              46,543              29,883               6,616
   Minimum unit fair value #*.........  $         11.50146  $         18.56335  $         18.85143  $         26.18683
   Maximum unit fair value #*.........  $         26.92685  $         47.00398  $         48.85815  $         29.03826
   Contract liability.................  $        3,056,149  $        1,554,460  $          781,071  $          177,348

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                           T. ROWE PRICE       T. ROWE PRICE       T. ROWE PRICE       T. ROWE PRICE
                                              GROWTH              EQUITY            RETIREMENT          RETIREMENT
                                         STOCK FUND, INC.       INCOME FUND          2010 FUND           2020 FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              86,431              46,587              62,886             573,011
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        4,788,640  $        1,413,275  $        1,088,206  $       11,682,609
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        5,942,997  $        1,488,454  $        1,122,508  $       12,445,808
   Due from Sponsor Company...........                  --                 446               1,203               4,056
   Receivable from fund shares sold...              12,394                  --                  --                  --
   Other assets.......................                   2                  --                  --                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           5,955,393           1,488,900           1,123,711          12,449,867
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................              12,399                  --                  --                  --
   Payable for fund shares purchased..                  --                 474               1,230               4,060
   Other liabilities..................                   3                   5                   9                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................              12,402                 479               1,239               4,062
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        5,942,991  $        1,488,421  $        1,122,472  $       12,445,805
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             204,862              82,157              67,215             678,284
   Minimum unit fair value #*.........  $         27.85787  $         17.24234  $         15.56788  $         17.22282
   Maximum unit fair value #*.........  $         31.21459  $         19.32025  $         18.01236  $         19.92690
   Contract liability.................  $        5,942,991  $        1,488,421  $        1,122,472  $       12,445,805

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                           T. ROWE PRICE       T. ROWE PRICE
                                            RETIREMENT          RETIREMENT
                                             2030 FUND           2040 FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................             610,766             331,752
                                        ==================  ==================
     Cost.............................  $       14,171,173  $        8,065,732
                                        ==================  ==================
     Market Value.....................  $       15,550,111  $        8,834,548
   Due from Sponsor Company...........              13,663                  --
   Receivable from fund shares sold...                  --              60,914
   Other assets.......................                  --                   2
                                        ------------------  ------------------
   Total assets.......................          15,563,774           8,895,464
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --              60,919
   Payable for fund shares purchased..              13,668                  --
   Other liabilities..................                   5                  --
                                        ------------------  ------------------
   Total liabilities..................              13,673              60,919
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $       15,550,101  $        8,834,545
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             785,498             427,115
   Minimum unit fair value #*.........  $         18.57192  $         19.47903
   Maximum unit fair value #*.........  $         21.48796  $         22.53753
   Contract liability.................  $       15,550,101  $        8,834,545

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-78

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-79

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                           T. ROWE PRICE       T. ROWE PRICE
                                            RETIREMENT          RETIREMENT          UBS GLOBAL            UBS US
                                             2050 FUND         BALANCED FUND      ALLOCATION FUND     ALLOCATION FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................             276,628              58,651                 764                 101
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        3,821,018  $          879,688  $            8,978  $            4,802
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        4,249,013  $          909,097  $            9,516  $            4,900
   Due from Sponsor Company...........               5,682                 284                  --                  --
   Receivable from fund shares sold...                  --                  --                   3                  --
   Other assets.......................                  --                  51                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           4,254,695             909,432               9,520               4,901
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  16                  15
   Payable for fund shares purchased..               5,693                 323                  --                  --
   Other liabilities..................                   5                   1                   2                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               5,698                 324                  18                  17
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        4,248,997  $          909,108  $            9,502  $            4,884
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             205,564              57,698                 657                 237
   Minimum unit fair value #*.........  $         19.58588  $         14.85574  $         12.98188  $         20.59004
   Maximum unit fair value #*.........  $         22.66110  $         17.18843  $         15.01427  $         20.59004
   Contract liability.................  $        4,248,997  $          909,108  $            9,502  $            4,884

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                             VANGUARD            VANGUARD            VANGUARD            VANGUARD
                                             SMALL-CAP            MID-CAP           TOTAL BOND          TOTAL STOCK
                                            INDEX FUND          INDEX FUND       MARKET INDEX FUND   MARKET INDEX FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              46,306              10,838             111,923              30,384
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        2,538,059  $        1,646,416  $        1,210,732  $        1,587,744
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        3,675,302  $        2,391,472  $        1,236,746  $        2,421,282
   Due from Sponsor Company...........                  21                  --                  --                  19
   Receivable from fund shares sold...                  --                  21                  23                  --
   Other assets.......................                   1                   1                 141                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           3,675,324           2,391,494           1,236,910           2,421,303
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  21                  23                  --
   Payable for fund shares purchased..                  21                  --                  --                  19
   Other liabilities..................                   1                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  22                  21                  23                  19
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        3,675,302  $        2,391,473  $        1,236,887  $        2,421,284
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             234,331             147,569             104,365             137,930
   Minimum unit fair value #*.........  $         15.68423  $         16.20579  $         11.85153  $         17.55436
   Maximum unit fair value #*.........  $         15.68423  $         16.20579  $         11.85153  $         17.55436
   Contract liability.................  $        3,675,302  $        2,391,473  $        1,236,887  $        2,421,284

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                              VICTORY             VICTORY
                                            DIVERSIFIED           SPECIAL
                                            STOCK FUND          VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              26,464              43,761
                                        ==================  ==================
     Cost.............................  $          478,420  $          906,031
                                        ==================  ==================
     Market Value.....................  $          463,649  $        1,155,724
   Due from Sponsor Company...........                 235                 117
   Receivable from fund shares sold...                  --                  --
   Other assets.......................                  --                   1
                                        ------------------  ------------------
   Total assets.......................             463,884           1,155,842
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --
   Payable for fund shares purchased..                 269                 147
   Other liabilities..................                   5                  --
                                        ------------------  ------------------
   Total liabilities..................                 274                 147
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          463,610  $        1,155,695
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              17,844              56,796
   Minimum unit fair value #*.........  $         17.52000  $         14.89865
   Maximum unit fair value #*.........  $         29.75252  $         24.51247
   Contract liability.................  $          463,610  $        1,155,695

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-80

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-81

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                              VICTORY             VICTORY
                                             SYCAMORE            SYCAMORE             INVESCO
                                           SMALL COMPANY        ESTABLISHED          SMALL CAP            INVESCO
                                         OPPORTUNITY FUND       VALUE FUND        DISCOVERY FUND       COMSTOCK FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              81,437             243,195             201,439             219,313
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        3,326,970  $        8,911,896  $        1,906,448  $        4,932,026
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        3,676,050  $        9,739,966  $        1,649,782  $        5,493,798
   Due from Sponsor Company...........                  --                  --                 278                  --
   Receivable from fund shares sold...                 919               5,010                  --                 428
   Other assets.......................                  --                  --                   1                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           3,676,969           9,744,976           1,650,061           5,494,228
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 958               5,048                  --                 476
   Payable for fund shares purchased..                  --                  --                 323                  --
   Other liabilities..................                   6                   2                   7                   5
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 964               5,050                 330                 481
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        3,676,005  $        9,739,926  $        1,649,731  $        5,493,747
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             127,715             172,419              67,627             214,500
   Minimum unit fair value #*.........  $         26.68337  $         49.64638  $         22.38801  $         18.82855
   Maximum unit fair value #*.........  $         30.87414  $         56.83663  $         27.60195  $         32.84367
   Contract liability.................  $        3,676,005  $        9,739,926  $        1,649,731  $        5,493,747

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                              INVESCO             INVESCO             INVESCO             INVESCO
                                            EQUITY AND          GROWTH AND            MID CAP             QUALITY
                                            INCOME FUND         INCOME FUND         GROWTH FUND         INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................           1,374,981             103,223              40,204                  81
                                        ==================  ==================  ==================  ==================
     Cost.............................  $       13,733,361  $        2,479,412  $        1,435,205  $              964
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $       14,148,554  $        2,429,860  $        1,358,905  $              947
   Due from Sponsor Company...........               1,354               2,484                 136                  --
   Receivable from fund shares sold...                  --                  --                  --                   2
   Other assets.......................                  --                  --                  --                   4
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................          14,149,908           2,432,344           1,359,041                 953
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                  14
   Payable for fund shares purchased..               1,372               2,493                 156                  --
   Other liabilities..................                   2                   4                   5                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               1,374               2,497                 161                  15
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $       14,148,534  $        2,429,847  $        1,358,880  $              938
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             609,571             117,029              50,462                  70
   Minimum unit fair value #*.........  $         10.29000  $         18.56110  $         23.70649  $         13.26249
   Maximum unit fair value #*.........  $         33.69985  $         24.10623  $         30.29392  $         13.67785
   Contract liability.................  $       14,148,534  $        2,429,847  $        1,358,880  $              938

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                              INVESCO             INVESCO
                                             SMALL CAP           AMERICAN
                                            VALUE FUND          VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              58,041               3,235
                                        ==================  ==================
     Cost.............................  $          955,278  $          117,615
                                        ==================  ==================
     Market Value.....................  $          831,725  $          111,774
   Due from Sponsor Company...........                  --                  --
   Receivable from fund shares sold...                  98                  21
   Other assets.......................                   3                   1
                                        ------------------  ------------------
   Total assets.......................             831,826             111,796
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 153                  47
   Payable for fund shares purchased..                  --                  --
   Other liabilities..................                   3                   2
                                        ------------------  ------------------
   Total liabilities..................                 156                  49
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          831,670  $          111,747
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              17,812               2,592
   Minimum unit fair value #*.........  $         44.58093  $         42.30054
   Maximum unit fair value #*.........  $         51.03805  $         44.65225
   Contract liability.................  $          831,670  $          111,747

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-82

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-83

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                  INVESCO             INVESCO              INVESCO
                                           INVESCO VALUE        DIVERSIFIED          AMERICAN            GLOBAL CORE
                                        OPPORTUNITIES FUND     DIVIDEND FUND      FRANCHISE FUND         EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  -------------------

ASSETS:
   Investments:
     Number of shares.................              41,601              25,440              29,860                3,264
                                        ==================  ==================  ==================  ===================
     Cost.............................  $          470,217  $          469,511  $          528,202   $           46,163
                                        ==================  ==================  ==================  ===================
     Market Value.....................  $          542,480  $          528,391  $          656,611   $           51,114
   Due from Sponsor Company...........                  --               1,594                 291                   --
   Receivable from fund shares sold...                  59                  --                  --                    3
   Other assets.......................                  --                  --                   1                   --
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................             542,539             529,985             656,903               51,117
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  89                  --                  --                   23
   Payable for fund shares purchased..                  --               1,622                 318                   --
   Other liabilities..................                   4                  10                   8                   10
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................                  93               1,632                 326                   33
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          542,446  $          528,353  $          656,577   $           51,084
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              28,306              28,124              25,357                3,514
   Minimum unit fair value #*.........  $         17.74920  $         15.39887  $         24.48647   $         14.42302
   Maximum unit fair value #*.........  $         19.19740  $         22.57709  $         26.94957   $         15.39742
   Contract liability.................  $          542,446  $          528,353  $          656,577   $           51,084

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liability.................                  --                  --                  --                   --

                                                                                                      COLUMBIA SELIGMAN
                                                                 WELLS FARGO                           COMMUNICATIONS
                                              VANGUARD          INTERNATIONAL        WELLS FARGO             AND
                                           500 INDEX FUND        EQUITY FUND       CORE BOND FUND     INFORMATION FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        -------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................               16,673               5,919               6,766               6,746
                                        ===================  ==================  ==================  ==================
     Cost.............................   $        3,183,093  $           70,332  $           89,009  $          463,899
                                        ===================  ==================  ==================  ==================
     Market Value.....................   $        4,970,766  $           71,260  $           91,617  $          539,961
   Due from Sponsor Company...........                  121                  --                  --                 372
   Receivable from fund shares sold...                   --                  --                  33                  --
   Other assets.......................                   --                   1                  11                  --
                                        -------------------  ------------------  ------------------  ------------------
   Total assets.......................            4,970,887              71,261              91,661             540,333
                                        -------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   --                  29                  54                  --
   Payable for fund shares purchased..                  121                  --                  --                 406
   Other liabilities..................                    1                  --                   5                  17
                                        -------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  122                  29                  59                 423
                                        -------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........   $        4,970,765  $           71,232  $           91,602  $          539,910
                                        ===================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              276,805               6,619               7,328              11,140
   Minimum unit fair value #*.........   $         17.95764  $         10.45987  $         12.15614  $         41.37344
   Maximum unit fair value #*.........   $         17.95764  $         12.97733  $         13.05452  $         55.49583
   Contract liability.................   $        4,970,765  $           71,232  $           91,602  $          539,910

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                   --                  --                  --                  --
   Minimum unit fair value #*.........                   --                  --                  --                  --
   Maximum unit fair value #*.........                   --                  --                  --                  --
   Contract liability.................                   --                  --                  --                  --

                                         COLUMBIA SELIGMAN     COLUMBIA SELECT
                                              GLOBAL              SMALL CAP
                                          TECHNOLOGY FUND        VALUE FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              10,746                   19
                                        ===================  ==================
     Cost.............................  $          358,626   $              377
                                        ===================  ==================
     Market Value.....................  $          479,156   $              386
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                  48                   --
   Other assets.......................                  --                   --
                                        -------------------  ------------------
   Total assets.......................             479,204                  386
                                        -------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  72                    5
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                   9                    2
                                        -------------------  ------------------
   Total liabilities..................                  81                    7
                                        -------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          479,123   $              379
                                        ===================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              11,157                   29
   Minimum unit fair value #*.........  $         39.98907   $         13.05728
   Maximum unit fair value #*.........  $         44.80707   $         13.05728
   Contract liability.................  $          479,123   $              379

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liability.................                  --                   --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-84

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-85

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                             TIAA-CREF           TIAA-CREF
                                          LARGE CAP VALUE        LARGE CAP           TIAA-CREF           TIAA-CREF
                                            INDEX FUND          GROWTH FUND       BOND INDEX FUND    EQUITY INDEX FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................             148,207              92,879              24,450             161,922
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        2,756,954  $        2,412,688  $          267,583  $        2,963,994
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        3,064,911  $        3,404,019  $          271,641  $        3,839,160
   Due from Sponsor Company...........                 257                 288                 435               4,366
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                  --                  --                  13                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           3,065,168           3,404,307             272,089           3,843,526
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                  --
   Payable for fund shares purchased..                 269                 320                 440               4,383
   Other liabilities..................                   1                   4                  --                   7
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 270                 324                 440               4,390
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        3,064,898  $        3,403,983  $          271,649  $        3,839,136
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             125,065             105,867              23,625             138,405
   Minimum unit fair value #*.........  $         22.39823  $         29.51274  $         11.00305  $         25.53002
   Maximum unit fair value #*.........  $         24.74302  $         32.60201  $         11.68055  $         28.20257
   Contract liability.................  $        3,064,898  $        3,403,983  $          271,649  $        3,839,136

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                                                MASSMUTUAL          MASSMUTUAL          MASSMUTUAL
                                          MM MSCI EAFE(R)     RETIRESMART(SM)     RETIRESMART(SM)     RETIRESMART(SM)
                                           INTERNATIONAL        BY JPMORGAN         BY JPMORGAN         BY JPMORGAN
                                            INDEX FUND           2020 FUND           2025 FUND           2030 FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              31,833              31,048             103,228             147,772
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          391,160  $          372,261  $        1,227,001  $        1,788,371
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          404,912  $          371,644  $        1,228,418  $        1,749,622
   Due from Sponsor Company...........                 618                 102                  18                  --
   Receivable from fund shares sold...                  --                  --                  --                 175
   Other assets.......................                   2                  --                   1                   4
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             405,532             371,746           1,228,437           1,749,801
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                 194
   Payable for fund shares purchased..                 661                 131                  44                  --
   Other liabilities..................                   5                   7                  11                   6
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 666                 138                  55                 200
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          404,866  $          371,608  $        1,228,382  $        1,749,601
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              35,142              29,200              92,001             129,179
   Minimum unit fair value #*.........  $         11.06290  $         12.42309  $         12.94317  $         13.23530
   Maximum unit fair value #*.........  $         11.86964  $         12.96632  $         13.90016  $         13.81405
   Contract liability.................  $          404,866  $          371,608  $        1,228,382  $        1,749,601

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                            MASSMUTUAL          MASSMUTUAL
                                          RETIRESMART(SM)     RETIRESMART(SM)
                                            BY JPMORGAN         BY JPMORGAN
                                             2035 FUND           2040 FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................             111,062             133,608
                                        ==================  ==================
     Cost.............................  $        1,400,255  $        1,558,622
                                        ==================  ==================
     Market Value.....................  $        1,343,855  $        1,539,167
   Due from Sponsor Company...........                  --                  --
   Receivable from fund shares sold...                  --                 310
   Other assets.......................                   1                  --
                                        ------------------  ------------------
   Total assets.......................           1,343,856           1,539,477
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   5                 321
   Payable for fund shares purchased..                  26                  --
   Other liabilities..................                   9                   9
                                        ------------------  ------------------
   Total liabilities..................                  40                 330
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,343,816  $        1,539,147
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              97,208             110,751
   Minimum unit fair value #*.........  $         13.41414  $         13.52158
   Maximum unit fair value #*.........  $         14.40594  $         14.11283
   Contract liability.................  $        1,343,816  $        1,539,147

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-86

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-87

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                            MASSMUTUAL          MASSMUTUAL           MASSMUTUAL            MASSMUTUAL
                                          RETIRESMART(SM)     RETIRESMART(SM)      RETIRESMART(SM)       RETIRESMART(SM)
                                            BY JPMORGAN         BY JPMORGAN          BY JPMORGAN           BY JPMORGAN
                                             2045 FUND           2050 FUND       IN RETIREMENT FUND         2055 FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT (19)(20)       SUB-ACCOUNT
                                        ------------------  ------------------  --------------------  -------------------

ASSETS:
   Investments:
     Number of shares.................              68,705              68,794               46,290                24,012
                                        ==================  ==================  ====================  ===================
     Cost.............................  $          842,456  $          607,871   $          501,463    $          257,340
                                        ==================  ==================  ====================  ===================
     Market Value.....................  $          825,149  $          577,869   $          539,279    $          247,567
   Due from Sponsor Company...........                  --                  --                   --                    --
   Receivable from fund shares sold...                  --                 189                   36                   160
   Other assets.......................                  --                   2                   --                     2
                                        ------------------  ------------------  --------------------  -------------------
   Total assets.......................             825,149             578,060              539,315               247,729
                                        ------------------  ------------------  --------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  30                 220                   57                   181
   Payable for fund shares purchased..                   3                  --                   --                    --
   Other liabilities..................                   7                   8                    8                     6
                                        ------------------  ------------------  --------------------  -------------------
   Total liabilities..................                  40                 228                   65                   187
                                        ------------------  ------------------  --------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          825,109  $          577,832   $          539,250    $          247,542
                                        ==================  ==================  ====================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              58,841              41,285               43,864                17,526
   Minimum unit fair value #*.........  $         13.64558  $         13.81388   $         11.61485    $         13.85905
   Maximum unit fair value #*.........  $         14.65452  $         14.41795   $         12.47362    $         14.46509
   Contract liability.................  $          825,109  $          577,832   $          539,250    $          247,542

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                   --                    --
   Minimum unit fair value #*.........                  --                  --                   --                    --
   Maximum unit fair value #*.........                  --                  --                   --                    --
   Contract liability.................                  --                  --                   --                    --

                                                                                   NORTH SQUARE           INVESCO
                                                                CLEARBRIDGE          OAK RIDGE          OPPENHEIMER
                                         AMERICAN CENTURY        SMALL CAP           SMALL CAP         INTERMEDIATE
                                           HERITAGE FUND        VALUE FUND          GROWTH FUND         INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (21)    SUB-ACCOUNT (22)
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              50,445                 235              28,209                 707
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,009,238  $            4,179  $          508,412  $            7,620
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          930,702  $            3,925  $          362,025  $            7,773
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  --                   1                   2                   9
   Other assets.......................                   7                  --                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             930,709               3,926             362,029               7,782
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  12                  20                  34                  13
   Payable for fund shares purchased..                   2                  --                  --                  --
   Other liabilities..................                  --                   2                   3                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  14                  22                  37                  14
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          930,695  $            3,904  $          361,992  $            7,768
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              53,715                 210              26,144                 696
   Minimum unit fair value #*.........  $         16.67240  $         16.07682  $         13.53076  $         11.15726
   Maximum unit fair value #*.........  $         18.45000  $         19.21992  $         13.96012  $         11.15726
   Contract liability.................  $          930,695  $            3,904  $          361,992  $            7,768

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                            MASSMUTUAL
                                         PREMIER STRATEGIC      MASSMUTUAL
                                             EMERGING        PREMIER SMALL CAP
                                           MARKETS FUND     OPPORTUNITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------

ASSETS:
   Investments:
     Number of shares.................                 650              24,222
                                        ==================  ===================
     Cost.............................  $            8,745  $          339,829
                                        ==================  ===================
     Market Value.....................  $            8,664  $          343,466
   Due from Sponsor Company...........                  --                 637
   Receivable from fund shares sold...                  --                  --
   Other assets.......................                   1                  --
                                        ------------------  -------------------
   Total assets.......................               8,665             344,103
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                   5                  --
   Payable for fund shares purchased..                  --                 651
   Other liabilities..................                   1                   2
                                        ------------------  -------------------
   Total liabilities..................                   6                 653
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $            8,659  $          343,450
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 582              23,403
   Minimum unit fair value #*.........  $         14.87008  $         14.18000
   Maximum unit fair value #*.........  $         14.87008  $         15.30844
   Contract liability.................  $            8,659  $          343,450

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(19)  Effective January 25, 2019 MassMutual RetireSMART(SM) by JPMorgan 2010
      Fund merged with MassMutual RetireSMART(SM) by JPMorgan In Retirement
      Fund

(20)  Effective January 25, 2019 MassMutual RetireSMART(SM) by JPMorgan 2015
      Fund merged with MassMutual RetireSMART(SM) by JPMorgan In Retirement
      Fund

(21)  Formerly Oak Ridge Small Cap Growth Fund. Change effective May 10, 2019

(22)  Formerly Oppenheimer Corporate Bond Fund. Change effective May 24, 2019

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-88

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-89

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                         MASSMUTUAL SELECT     FIDELITY VIP        FIDELITY VIP         FIDELITY VIP
                                         SMALL CAP GROWTH      FREEDOM 2035        FREEDOM 2040         FREEDOM 2050
                                            EQUITY FUND          PORTFOLIO           PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  -------------------

ASSETS:
   Investments:
     Number of shares.................                  --                 385                   0                   23
                                        ==================  ==================  ==================  ===================
     Cost.............................  $               --  $            9,012  $                8   $              373
                                        ==================  ==================  ==================  ===================
     Market Value.....................  $               --  $            9,314  $                9   $              476
   Due from Sponsor Company...........                  --                  --                  --                   --
   Receivable from fund shares sold...                  --                  --                  --                   --
   Other assets.......................                  --                   2                  --                   --
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................                  --               9,316                   9                  476
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   1                   8                    2
   Payable for fund shares purchased..                  --                  --                  --                   --
   Other liabilities..................                  --                   1                   1                    3
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................                  --                   2                   9                    5
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $               --  $            9,314  $               --   $              471
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                  --                 649                  --                   33
   Minimum unit fair value #*.........  $          0.00000  $         14.33921  $          0.00000   $         14.38915
   Maximum unit fair value #*.........  $          0.00000  $         14.33921  $          0.00000   $         14.38915
   Contract liability.................                  --  $            9,314                  --   $              471

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liability.................                  --                  --                  --                   --

                                                                                                         JPMORGAN
                                                               T. ROWE PRICE        MSIF GLOBAL       U.S. GOVERNMENT
                                           IVY SMALL CAP      RETIREMENT 2060       OPPORTUNITY        MONEY MARKET
                                            GROWTH FUND            FUND              PORTFOLIO             FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              29,907               1,311               5,316           1,073,044
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          672,792  $           15,783  $          115,310  $        1,073,044
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          654,365  $           16,484  $          149,383  $        1,073,044
   Due from Sponsor Company...........                  --                  --                 620                 253
   Receivable from fund shares sold...                  21                  45                  --                  --
   Other assets.......................                   2                  --                   1                  40
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             654,388              16,529             150,004           1,073,337
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  41                  65                  --                  --
   Payable for fund shares purchased..                  --                  --                 639                 280
   Other liabilities..................                   2                   3                   6                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  43                  68                 645                 283
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          654,345  $           16,461  $          149,359  $        1,073,054
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              37,095               1,116               7,784             107,448
   Minimum unit fair value #*.........  $         16.88295  $         14.49503  $         18.91339  $          9.82747
   Maximum unit fair value #*.........  $         17.70247  $         14.91314  $         19.51767  $         10.30460
   Contract liability.................  $          654,345  $           16,461  $          149,359  $        1,073,054

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                         AMERICAN CENTURY         INVESCO
                                          U.S. GOVERNMENT      BALANCED-RISK
                                           MONEY MARKET          COMMODITY
                                               FUND            STRATEGY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................             957,588               1,574
                                        ==================  ==================
     Cost.............................  $          957,588  $           10,198
                                        ==================  ==================
     Market Value.....................  $          957,588  $            9,946
   Due from Sponsor Company...........                  --                  --
   Receivable from fund shares sold...                  84                   2
   Other assets.......................                   8                  --
                                        ------------------  ------------------
   Total assets.......................             957,680               9,948
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 116                   9
   Payable for fund shares purchased..                  --                  --
   Other liabilities..................                   1                   2
                                        ------------------  ------------------
   Total liabilities..................                 117                  11
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          957,563  $            9,937
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              94,702                 985
   Minimum unit fair value #*.........  $          9.83505  $          9.98068
   Maximum unit fair value #*.........  $         10.31251  $         10.17176
   Contract liability.................  $          957,563  $            9,937

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-90

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-91

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                          COLUMBIA SELECT                          JOHN HANCOCK          COLUMBIA
                                           INTERNATIONAL       PUTNAM GROWTH            NEW              LARGE CAP
                                            EQUITY FUND     OPPORTUNITIES FUND  OPPORTUNITIES FUND      GROWTH III
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................                 497                 157              19,635              39,976
                                        ==================  ==================  ==================  ==================
     Cost.............................  $            6,054  $            4,591  $          449,791  $          659,414
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $            7,790  $            6,129  $          461,806  $          742,350
   Due from Sponsor Company...........                  --                  --                 114                  --
   Receivable from fund shares sold...                   1                   4                  --                  90
   Other assets.......................                  --                   2                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................               7,791               6,135             461,921             742,441
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  12                   5                  --                 137
   Payable for fund shares purchased..                  --                  --                 133                  --
   Other liabilities..................                   7                   1                  --                  10
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  19                   6                 133                 147
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $            7,772  $            6,129  $          461,788  $          742,294
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 583                 327              32,966              45,772
   Minimum unit fair value #*.........  $         13.20125  $         18.74971  $         13.70319  $         16.08735
   Maximum unit fair value #*.........  $         13.50350  $         18.74971  $         14.17896  $         16.55436
   Contract liability.................  $            7,772  $            6,129  $          461,788  $          742,294

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                                                                     BLACKROCK          MASSMUTUAL
                                                                                     ADVANTAGE            SELECT
                                            VICTORY RS        PIONEER GLOBAL         SMALL CAP         T.ROWE PRICE
                                            VALUE FUND          EQUITY FUND         GROWTH FUND      RETIRE 2030 FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (23)
                                        ------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              77,513              78,056              64,571                  35
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        2,150,322  $        1,190,945  $          926,734  $              566
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        1,921,553  $        1,187,230  $          880,106  $              568
   Due from Sponsor Company...........                  58                  61                 324                  --
   Receivable from fund shares sold...                  --                  --                  --                   3
   Other assets.......................                   1                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,921,612           1,187,291             880,430                 571
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                   3
   Payable for fund shares purchased..                  58                  83                 346                  --
   Other liabilities..................                   2                   4                   5                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  60                  87                 351                   4
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,921,552  $        1,187,204  $          880,079  $              567
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             133,639             112,501              70,931                  52
   Minimum unit fair value #*.........  $         14.37872  $         10.42961  $         12.27156  $         11.00516
   Maximum unit fair value #*.........  $         14.37872  $         10.72085  $         12.47602  $         11.00516
   Contract liability.................  $        1,921,552  $        1,187,204  $          880,079  $              567

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liability.................                  --                  --                  --                  --

                                            MASSMUTUAL          MASSMUTUAL
                                              SELECT              SELECT
                                           T.ROWE PRICE        T.ROWE PRICE
                                         RETIRE 2035 FUND    RETIRE 2040 FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT (24)
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................               2,420                 714
                                        ==================  ==================
     Cost.............................  $           35,038  $           11,143
                                        ==================  ==================
     Market Value.....................  $           39,062  $           11,589
   Due from Sponsor Company...........                  --                  --
   Receivable from fund shares sold...                   6                   1
   Other assets.......................                  --                  --
                                        ------------------  ------------------
   Total assets.......................              39,068              11,590
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  16                   4
   Payable for fund shares purchased..                  --                  --
   Other liabilities..................                   2                  --
                                        ------------------  ------------------
   Total liabilities..................                  18                   4
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           39,050  $           11,586
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               3,584               1,063
   Minimum unit fair value #*.........  $         10.86014  $         10.90148
   Maximum unit fair value #*.........  $         11.00777  $         10.90148
   Contract liability.................  $           39,050  $           11,586

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(23)  Funded as of January 11, 2019

(24)  Funded as of October 21, 2019

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-92

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-93

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                            MASSMUTUAL          MASSMUTUAL          MASSMUTUAL
                                              SELECT              SELECT              SELECT              BLACKROCK
                                           T.ROWE PRICE        T.ROWE PRICE        T.ROWE PRICE            S&P 500
                                         RETIRE 2050 FUND    RETIRE 2055 FUND    RETIRE 2060 FUND      INDEX V.I. FUND
                                         SUB-ACCOUNT (25)    SUB-ACCOUNT (26)    SUB-ACCOUNT (27)        SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  -------------------

ASSETS:
   Investments:
     Number of shares.................               1,506                 339                 208              448,811
                                        ==================  ==================  ==================  ===================
     Cost.............................  $           23,677  $            5,417  $            3,303   $       10,302,526
                                        ==================  ==================  ==================  ===================
     Market Value.....................  $           24,566  $            5,511  $            3,374   $       11,171,234
   Due from Sponsor Company...........                  --                  --                  --                9,903
   Receivable from fund shares sold...                  12                  25                  15                   --
   Other assets.......................                  --                  --                  --                    1
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................              24,578               5,536               3,389           11,181,138
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  16                  32                  20                   --
   Payable for fund shares purchased..                  --                  --                  --                9,952
   Other liabilities..................                   1                   1                   1                   12
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................                  17                  33                  21                9,964
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $           24,561  $            5,503  $            3,368   $       11,171,174
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               2,257                 506                 310              912,750
   Minimum unit fair value #*.........  $         10.87692  $         10.87362  $         10.87179   $         11.98495
   Maximum unit fair value #*.........  $         11.02480  $         10.87362  $         10.87179   $         12.30767
   Contract liability.................  $           24,561  $            5,503  $            3,368   $       11,116,084

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --             4,532.00
   Minimum unit fair value #*.........                  --                  --                  --   $         12.15578
   Maximum unit fair value #*.........                  --                  --                  --   $         12.15578
   Contract liability.................                  --                  --                  --   $           55,090

                                             HARTFORD           BNY MELLON        KEELEY SMALL CAP          HARTFORD
                                           INTERNATIONAL          INSIGHT             DIVIDEND            GLOBAL IMPACT
                                            EQUITY FUND       CORE PLUS FUND         VALUE FUND               FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT (28)(29)  SUB-ACCOUNT (30)(31)
                                        ------------------  ------------------  --------------------  --------------------

ASSETS:
   Investments:
     Number of shares.................              39,708              67,334               52,745                 2,362
                                        ==================  ==================  ====================  ====================
     Cost.............................  $          392,527  $          653,883   $          844,966    $           27,078
                                        ==================  ==================  ====================  ====================
     Market Value.....................  $          439,961  $          705,655   $          878,737    $           27,892
   Due from Sponsor Company...........                  27                 465                   --                    --
   Receivable from fund shares sold...                  --                  --                  117                     5
   Other assets.......................                  --                  36                   --                    --
                                        ------------------  ------------------  --------------------  --------------------
   Total assets.......................             439,988             706,156              878,854                27,897
                                        ------------------  ------------------  --------------------  --------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  130                    16
   Payable for fund shares purchased..                  40                 489                   --                    --
   Other liabilities..................                   4                   1                    2                    --
                                        ------------------  ------------------  --------------------  --------------------
   Total liabilities..................                  44                 490                  132                    16
                                        ------------------  ------------------  --------------------  --------------------

NET ASSETS:
   For contract liabilities...........  $          439,944  $          705,666   $          878,722    $           27,881
                                        ==================  ==================  ====================  ====================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              42,266              63,637               81,306                 2,634
   Minimum unit fair value #*.........  $         10.35158  $         10.98079   $         10.45856    $         10.58338
   Maximum unit fair value #*.........  $         10.45164  $         11.10819   $         16.66000    $         10.59991
   Contract liability.................  $          439,944  $          705,666   $          878,722    $           27,881

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                   --                    --
   Minimum unit fair value #*.........                  --                  --                   --                    --
   Maximum unit fair value #*.........                  --                  --                   --                    --
   Contract liability.................                  --                  --                   --                    --

                                        MM RUSSELL 2000(R)
                                             SMALL CAP         MM S&P 500(R)
                                            INDEX FUND          INDEX FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................              20,469             156,244
                                        ==================  ==================
     Cost.............................  $          255,837  $        2,699,001
                                        ==================  ==================
     Market Value.....................  $          256,273  $        2,779,574
   Due from Sponsor Company...........                  --                  78
   Receivable from fund shares sold...                  49                  --
   Other assets.......................                   2                  --
                                        ------------------  ------------------
   Total assets.......................             256,324           2,779,652
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  75                  --
   Payable for fund shares purchased..                  --                  99
   Other liabilities..................                   3                   6
                                        ------------------  ------------------
   Total liabilities..................                  78                 105
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          256,246  $        2,779,547
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              17,015             153,683
   Minimum unit fair value #*.........  $         14.91305  $         17.43571
   Maximum unit fair value #*.........  $         15.68820  $         18.18755
   Contract liability.................  $          256,246  $        2,779,547

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liability.................                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(25)  Funded as of September 17, 2019

(26)  Funded as of October 11, 2019

(27)  Funded as of October 11, 2019

(28)  Funded as of June 10, 2019

(29)  Effective June 10, 2019 Keeley Small Cap Value Fund merged with Keeley
      Small Cap Dividend Value Fund

(30)  Funded as of November 22, 2019

(31)  Effective November 22, 2019 The Hartford International Small Company Fund
      merged Hartford Global Impact Fund

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-94

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-95

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                      RUSSELL          RUSSELL EQUITY
                                          MM S&P MID CAP     RUSSELL BALANCED      CONSERVATIVE            GROWTH
                                            INDEX FUND         STRATEGY FUND       STRATEGY FUND        STRATEGY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  -------------------

ASSETS:
   Investments:
     Number of shares.................             139,019              25,287               1,397                    2
                                        ==================  ==================  ==================  ===================
     Cost.............................  $        1,871,366  $          286,448  $           14,227   $               26
                                        ==================  ==================  ==================  ===================
     Market Value.....................  $        1,942,094  $          278,159  $           13,581   $               25
   Due from Sponsor Company...........                  --                  --                  --                   --
   Receivable from fund shares sold...                 674                 101                  13                   --
   Other assets.......................                  --                  --                  --                   --
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................           1,942,768             278,260              13,594                   25
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                 708                 116                  25                    6
   Payable for fund shares purchased..                  --                  --                  --                   --
   Other liabilities..................                   4                   7                   3                    1
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................                 712                 123                  28                    7
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        1,942,056  $          278,137  $           13,566   $               18
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             125,595              25,208               1,211                    1
   Minimum unit fair value #*.........  $         15.05256  $         10.57840  $         10.62026   $         12.73228
   Maximum unit fair value #*.........  $         16.14998  $         12.22083  $         11.62094   $         12.73228
   Contract liability.................  $        1,942,056  $          278,137  $           13,566   $               18

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liability.................                  --                  --                  --                   --

                                           RUSSELL GROWTH     RUSSELL MODERATE          PIMCO               PIMCO
                                            STRATEGY FUND       STRATEGY FUND     TOTAL RETURN FUND   REAL RETURN FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        -------------------  ------------------  ------------------  ------------------

ASSETS:
   Investments:
     Number of shares.................               45,422              39,936           1,537,156             962,568
                                        ===================  ==================  ==================  ==================
     Cost.............................   $          559,868  $          413,856  $       16,139,528  $       10,751,714
                                        ===================  ==================  ==================  ==================
     Market Value.....................   $          538,706  $          405,352  $       15,894,191  $       10,819,261
   Due from Sponsor Company...........                   --                  --                  --               2,175
   Receivable from fund shares sold...                  162                  76              44,928                  --
   Other assets.......................                   --                  --                 641                 107
                                        -------------------  ------------------  ------------------  ------------------
   Total assets.......................              538,868             405,428          15,939,760          10,821,543
                                        -------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  174                  86              44,939                  --
   Payable for fund shares purchased..                   --                  --                  --               2,187
   Other liabilities..................                    4                   2                  --                  --
                                        -------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  178                  88              44,939               2,187
                                        -------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........   $          538,690  $          405,340  $       15,894,821  $       10,819,356
                                        ===================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               49,369              38,690             959,023             724,378
   Minimum unit fair value #*.........   $         10.68720  $         10.47096  $         10.34000  $         11.24000
   Maximum unit fair value #*.........   $         12.32159  $         11.52620  $         18.50664  $         17.20509
   Contract liability.................   $          538,690  $          405,340  $       15,894,821  $       10,819,356

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                   --                  --                  --                  --
   Minimum unit fair value #*.........                   --                  --                  --                  --
   Maximum unit fair value #*.........                   --                  --                  --                  --
   Contract liability.................                   --                  --                  --                  --

#     Rounded units/unit fair values

*     For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-96

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-97

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                               AMERICAN CENTURY         AMERICAN
                                                                                    EQUITY               CENTURY
                                                                                  INCOME FUND          GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $         654,831    $          54,061
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................            (41,248)              (9,733)
                                                                               ------------------  -------------------
     Total Expenses..........................................................            (41,248)              (9,733)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................            613,583               44,328
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            198,152              409,329
   Net realized gain on distributions........................................          1,597,420            1,204,130
   Net unrealized appreciation (depreciation) of Investments during the year.          4,305,883            4,968,820
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................          6,101,455            6,582,279
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $       6,715,038    $       6,626,607
                                                                               ==================  ===================

                                                                                    AMERICAN           AMERICAN
                                                                                     CENTURY          CENTURY VP
                                                                                  ULTRA(R) FUND      BALANCED FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $              --   $           2,461
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (2,387)             (1,111)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (2,387)             (1,111)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (2,387)              1,350
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             29,707               2,913
   Net realized gain on distributions........................................             18,274               3,843
   Net unrealized appreciation (depreciation) of Investments during the year.             76,114              19,696
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            124,095              26,452
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         121,708   $          27,802
                                                                               ==================  ==================

                                                                                    AMERICAN         AMERICAN CENTURY
                                                                                   CENTURY VP            SMALL CAP
                                                                               INTERNATIONAL FUND       VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................   $             145    $          15,699
                                                                               -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................                 (76)              (3,862)
                                                                               -------------------  -------------------
     Total Expenses..........................................................                 (76)              (3,862)
                                                                               -------------------  -------------------
     Net Investment income (loss)............................................                  69               11,837
                                                                               -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                 411              (77,084)
   Net realized gain on distributions........................................                 869               66,400
   Net unrealized appreciation (depreciation) of Investments during the year.               1,616              954,391
                                                                               -------------------  -------------------
     Net gain (loss) on investments..........................................               2,896              943,707
                                                                               -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........   $           2,965    $         955,544
                                                                               ===================  ===================

                                                                                    AMERICAN
                                                                                     CENTURY        AMERICAN CENTURY
                                                                                  LARGE COMPANY    INFLATION-ADJUSTED
                                                                                   VALUE FUND           BOND FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $             595   $           2,898
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................               (293)             (1,007)
                                                                               ------------------  ------------------
     Total Expenses..........................................................               (293)             (1,007)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                302               1,891
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                849                  29
   Net realized gain on distributions........................................                344                  --
   Net unrealized appreciation (depreciation) of Investments during the year.              7,643               6,154
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................              8,836               6,183
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $           9,138   $           8,074
                                                                               ==================  ==================

                                                                                                        AMERICAN
                                                                               AMERICAN CENTURY        CENTURY VP
                                                                                    EQUITY              INCOME &
                                                                                  GROWTH FUND          GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $             639    $           4,313
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (1,067)              (1,498)
                                                                               ------------------  -------------------
     Total Expenses..........................................................             (1,067)              (1,498)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................               (428)               2,815
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (8,212)               8,837
   Net realized gain on distributions........................................              6,920               20,834
   Net unrealized appreciation (depreciation) of Investments during the year.             55,608               12,978
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................             54,316               42,649
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $          53,888    $          45,464
                                                                               ==================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    SA-98

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-99

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                    AMERICAN            AMERICAN
                                                                                   CENTURY VP          CENTURY VP
                                                                                   ULTRA FUND          VALUE FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $              --   $          17,953
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (7,178)             (5,908)
                                                                                ------------------  ------------------
     Total Expenses...........................................................             (7,178)             (5,908)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................             (7,178)             12,045
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             18,141              38,800
   Net realized gain on distributions.........................................            107,810              52,192
   Net unrealized appreciation (depreciation) of Investments during the year..            172,460              94,777
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................            298,411             185,769
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $         291,233   $         197,814
                                                                                ==================  ==================

                                                                                    AMERICAN
                                                                                     CENTURY           INVESCO V.I.
                                                                                     MID CAP             SMALL CAP
                                                                                   VALUE FUND           EQUITY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                                ------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................  $          11,058    $              --
                                                                                ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (3,723)                (664)
                                                                                ------------------  -------------------
     Total Expenses...........................................................             (3,723)                (664)
                                                                                ------------------  -------------------
     Net Investment income (loss).............................................              7,335                 (664)
                                                                                ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................            (17,641)                 (42)
   Net realized gain on distributions.........................................                 --               11,645
   Net unrealized appreciation (depreciation) of Investments during the year..            235,411                9,974
                                                                                ------------------  -------------------
     Net gain (loss) on investments...........................................            217,770               21,577
                                                                                ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $         225,105    $          20,913
                                                                                ==================  ===================

                                                                                   INVESCO V.I.            INVESCO
                                                                                    DIVERSIFIED           EUROPEAN
                                                                                   DIVIDEND FUND         GROWTH FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................   $             872    $           8,065
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................                (216)              (1,526)
                                                                                -------------------  -------------------
     Total Expenses...........................................................                (216)              (1,526)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................                 656                6,539
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................               1,741                5,343
   Net realized gain on distributions.........................................               1,618                   --
   Net unrealized appreciation (depreciation) of Investments during the year..               3,010               59,841
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................               6,369               65,184
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $           7,025    $          71,723
                                                                                ===================  ===================

                                                                                      INVESCO              INVESCO
                                                                                   INTERNATIONAL           MID CAP
                                                                                    GROWTH FUND       CORE EQUITY FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................   $           6,006    $             575
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (2,976)              (1,588)
                                                                                -------------------  -------------------
     Total Expenses...........................................................              (2,976)              (1,588)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................               3,030               (1,013)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................               1,236              (13,704)
   Net realized gain on distributions.........................................              26,347               36,665
   Net unrealized appreciation (depreciation) of Investments during the year..              38,928               37,487
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              66,511               60,448
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $          69,541    $          59,435
                                                                                ===================  ===================

                                                                                      INVESCO
                                                                                     SMALL CAP             INVESCO
                                                                                    GROWTH FUND       REAL ESTATE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................   $              --    $          74,093
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (13,251)             (22,485)
                                                                                -------------------  -------------------
     Total Expenses...........................................................             (13,251)             (22,485)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................             (13,251)              51,608
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              (2,205)             (19,243)
   Net realized gain on distributions.........................................             144,769              313,363
   Net unrealized appreciation (depreciation) of Investments during the year..             318,527              716,560
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................             461,091            1,010,680
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $         447,840    $       1,062,288
                                                                                ===================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-100

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-101

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                    INVESCO             INVESCO
                                                                                   SMALL CAP          DEVELOPING
                                                                                  EQUITY FUND        MARKETS FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $              --   $          41,151
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (3,249)             (3,521)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (3,249)             (3,521)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (3,249)             37,630
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (32,697)             67,036
   Net realized gain on distributions........................................             63,015                  --
   Net unrealized appreciation (depreciation) of Investments during the year.            149,414             577,868
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            179,732             644,904
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         176,483   $         682,534
                                                                               ==================  ==================

                                                                                AMERICAN CENTURY
                                                                                   DIVERSIFIED         DOMINI IMPACT
                                                                                    BOND FUND           EQUITY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................   $           4,094   $           9,974
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (2,293)             (1,206)
                                                                               -------------------  ------------------
     Total Expenses..........................................................              (2,293)             (1,206)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................               1,801               8,768
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                  39              (5,473)
   Net realized gain on distributions........................................                  --              32,081
   Net unrealized appreciation (depreciation) of Investments during the year.              10,351             444,499
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................              10,390             471,107
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $          12,191   $         479,875
                                                                               ===================  ==================

                                                                                    AB GLOBAL       AB GLOBAL RISK
                                                                                    BOND FUND       ALLOCATION FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $           3,355   $           2,301
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (1,145)             (1,498)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (1,145)             (1,498)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................              2,210                 803
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                 42                 396
   Net realized gain on distributions........................................                 --                 201
   Net unrealized appreciation (depreciation) of Investments during the year.              3,592              24,235
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................              3,634              24,832
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $           5,844   $          25,635
                                                                               ==================  ==================

                                                                                                     AB SUSTAINABLE
                                                                                  AB RELATIVE         INTERNATIONAL
                                                                                  VALUE FUND          THEMATIC FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $             895    $              --
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................               (957)              (3,343)
                                                                               ------------------  -------------------
     Total Expenses..........................................................               (957)              (3,343)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................                (62)              (3,343)
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (3,508)             (12,456)
   Net realized gain on distributions........................................              2,343                4,893
   Net unrealized appreciation (depreciation) of Investments during the year.             33,430              108,395
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................             32,265              100,832
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $          32,203    $          97,489
                                                                               ==================  ===================

                                                                                AB INTERNATIONAL
                                                                                   VALUE FUND         AB GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $            7,653   $              --
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (5,267)               (297)
                                                                               -------------------  ------------------
     Total Expenses..........................................................              (5,267)               (297)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................               2,386                (297)
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (11,384)              6,338
   Net realized gain on distributions........................................                  --               3,071
   Net unrealized appreciation (depreciation) of Investments during the year.             106,198               5,368
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................              94,814              14,777
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $           97,200   $          14,480
                                                                               ===================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-102

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-103

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                 AB DISCOVERY       AB DISCOVERY
                                                                                  GROWTH FUND        VALUE FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------

INVESTMENT INCOME:
   Dividends................................................................   $             --   $           5,792
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................             (2,063)             (5,991)
                                                                              ------------------  ------------------
     Total Expenses.........................................................             (2,063)             (5,991)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................             (2,063)               (199)
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             26,881             (18,771)
   Net realized gain on distributions.......................................             15,034              24,273
   Net unrealized appreciation (depreciation) of Investments during the year             51,842             136,147
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................             93,757             141,649
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........   $         91,694   $         141,450
                                                                              ==================  ==================

                                                                                                       AB HIGH
                                                                                 AB VALUE FUND       INCOME FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------

INVESTMENT INCOME:
   Dividends................................................................  $             140   $          31,685
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................               (107)             (4,712)
                                                                              ------------------  ------------------
     Total Expenses.........................................................               (107)             (4,712)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................                 33              26,973
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................                 (3)            (11,859)
   Net realized gain on distributions.......................................                 74                  --
   Net unrealized appreciation (depreciation) of Investments during the year              1,355              43,504
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................              1,426              31,645
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $           1,459   $          58,618
                                                                              ==================  ==================

                                                                                                    AMERICAN FUNDS
                                                                                AMERICAN FUNDS         AMERICAN
                                                                                 AMCAP FUND(R)     BALANCED FUND(R)
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  ------------------

INVESTMENT INCOME:
   Dividends................................................................  $           8,139    $        155,680
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................            (28,892)            (74,662)
                                                                              ------------------  ------------------
     Total Expenses.........................................................            (28,892)            (74,662)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................            (20,753)             81,018
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................            144,628             162,423
   Net realized gain on distributions.......................................            150,890             205,353
   Net unrealized appreciation (depreciation) of Investments during the year            511,323           1,073,489
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................            806,841           1,441,265
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $         786,088    $       1,522,283
                                                                              ==================  ==================

                                                                               AMERICAN FUNDS       AMERICAN FUNDS
                                                                               CAPITAL INCOME         EUROPACIFIC
                                                                                 BUILDER(R)           GROWTH FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------

INVESTMENT INCOME:
   Dividends................................................................  $         478,039    $        216,703
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................           (124,363)           (102,003)
                                                                              ------------------  ------------------
     Total Expenses.........................................................           (124,363)           (102,003)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................            353,676             114,700
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................            132,565             653,632
   Net realized gain on distributions.......................................            150,203             452,818
   Net unrealized appreciation (depreciation) of Investments during the year          1,670,772           4,928,404
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................          1,953,540           6,034,854
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $       2,307,216    $      6,149,554
                                                                              ==================  ==================

                                                                                AMERICAN FUNDS       AMERICAN FUNDS
                                                                                  FUNDAMENTAL              NEW
                                                                              INVESTORS FUND(SM)   PERSPECTIVE FUND(R)
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                              -------------------  -------------------

INVESTMENT INCOME:
   Dividends................................................................   $         195,943   $          65,452
                                                                              -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.......................................            (112,003)            (63,448)
                                                                              -------------------  -------------------
     Total Expenses.........................................................            (112,003)            (63,448)
                                                                              -------------------  -------------------
     Net Investment income (loss)...........................................              83,940               2,004
                                                                              -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             351,199             229,441
   Net realized gain on distributions.......................................             947,144             260,030
   Net unrealized appreciation (depreciation) of Investments during the year           2,340,295           1,732,438
                                                                              -------------------  -------------------
     Net gain (loss) on investments.........................................           3,638,638           2,221,909
                                                                              -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations........   $       3,722,578   $       2,223,913
                                                                              ===================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-104

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-105

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                AMERICAN FUNDS     AMERICAN FUNDS
                                                                                 THE BOND FUND     THE GROWTH FUND
                                                                                 OF AMERICA(R)      OF AMERICA(R)
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------

INVESTMENT INCOME:
   Dividends................................................................   $         81,843   $         156,187
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................            (32,426)           (279,611)
                                                                              ------------------  ------------------
     Total Expenses.........................................................            (32,426)           (279,611)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................             49,417            (123,424)
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             19,426           1,457,986
   Net realized gain on distributions.......................................             54,448           2,693,586
   Net unrealized appreciation (depreciation) of Investments during the year            142,604           6,146,344
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................            216,478          10,297,916
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........   $        265,895   $      10,174,492
                                                                              ==================  ==================

                                                                                                   AMERICAN FUNDS
                                                                                AMERICAN FUNDS     THE INVESTMENT
                                                                                THE INCOME FUND        COMPANY
                                                                                 OF AMERICA(R)      OF AMERICA(R)
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------

INVESTMENT INCOME:
   Dividends................................................................  $         323,281   $         151,567
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................            (77,831)            (70,482)
                                                                              ------------------  ------------------
     Total Expenses.........................................................            (77,831)            (70,482)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................            245,450              81,085
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................            214,028             100,087
   Net realized gain on distributions.......................................            234,537             424,039
   Net unrealized appreciation (depreciation) of Investments during the year          1,083,970           1,310,936
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................          1,532,535           1,835,062
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $       1,777,985   $       1,916,147
                                                                              ==================  ==================

                                                                                                    AMERICAN FUNDS
                                                                                AMERICAN FUNDS        WASHINGTON
                                                                                    THE NEW             MUTUAL
                                                                                ECONOMY FUND(R)   INVESTORS FUND(SM)
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  ------------------

INVESTMENT INCOME:
   Dividends................................................................  $             445    $         75,478
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................            (18,155)            (38,846)
                                                                              ------------------  ------------------
     Total Expenses.........................................................            (18,155)            (38,846)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................            (17,710)             36,632
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             61,062             127,644
   Net realized gain on distributions.......................................            209,945             245,588
   Net unrealized appreciation (depreciation) of Investments during the year            404,585             631,084
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................            675,592           1,004,316
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $         657,882    $       1,040,948
                                                                              ==================  ==================

                                                                                                    AMERICAN FUNDS
                                                                               AMERICAN FUNDS        CAPITAL WORLD
                                                                                  AMERICAN            GROWTH AND
                                                                               MUTUAL FUND(R)       INCOME FUND(R)
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------

INVESTMENT INCOME:
   Dividends................................................................  $          66,715    $        376,764
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................            (24,886)           (133,935)
                                                                              ------------------  ------------------
     Total Expenses.........................................................            (24,886)           (133,935)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................             41,829             242,829
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................            103,037             361,673
   Net realized gain on distributions.......................................            105,396             192,435
   Net unrealized appreciation (depreciation) of Investments during the year            448,454           4,369,085
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................            656,887           4,923,193
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $         698,716    $      5,166,022
                                                                              ==================  ==================

                                                                               AMERICAN FUNDS
                                                                                  SMALLCAP
                                                                                WORLD FUND(R)       NEW WORLD FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------

INVESTMENT INCOME:
   Dividends................................................................  $              --    $          3,070
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................             (6,952)             (1,454)
                                                                              ------------------  ------------------
     Total Expenses.........................................................             (6,952)             (1,454)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................             (6,952)              1,616
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             35,880                 141
   Net realized gain on distributions.......................................             36,028              10,282
   Net unrealized appreciation (depreciation) of Investments during the year            143,706              69,565
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................            215,614              79,988
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $         208,662    $         81,604
                                                                              ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-106

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-107

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                      ARIEL
                                                                                APPRECIATION FUND     ARIEL FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $           1,781   $           2,829
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (1,233)             (2,105)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (1,233)             (2,105)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                548                 724
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................               (395)                (37)
   Net realized gain on distributions........................................             12,004              15,929
   Net unrealized appreciation (depreciation) of Investments during the year.             24,776              47,124
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             36,385              63,016
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          36,933   $          63,740
                                                                               ==================  ==================

                                                                                    ARTISAN             AVE MARIA
                                                                                    MID CAP              RISING
                                                                                  VALUE FUND          DIVIDEND FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $          22,040    $          17,381
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (3,304)              (8,812)
                                                                               ------------------  -------------------
     Total Expenses..........................................................             (3,304)              (8,812)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             18,736                8,569
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (46,305)              54,455
   Net realized gain on distributions........................................            351,987               78,042
   Net unrealized appreciation (depreciation) of Investments during the year.            478,800              203,890
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................            784,482              336,387
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $         803,218    $         344,956
                                                                               ==================  ===================

                                                                                    AVE MARIA            AVE MARIA
                                                                                   VALUE FUND           GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $                7   $               8
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                (170)               (969)
                                                                               -------------------  ------------------
     Total Expenses..........................................................                (170)               (969)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................                (163)               (961)
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                  (9)              1,474
   Net realized gain on distributions........................................                 835               3,128
   Net unrealized appreciation (depreciation) of Investments during the year.               1,952              27,776
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................               2,778              32,378
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $            2,615   $           31,417
                                                                               ===================  ==================

                                                                                    BLACKROCK            BLACKROCK
                                                                               LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                                                                    2020 FUND            2030 FUND
                                                                                 SUB-ACCOUNT(1)         SUB-ACCOUNT
                                                                               -------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $         517,879     $         559,104
                                                                               -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................            (60,211)             (124,283)
                                                                               -------------------  -------------------
     Total Expenses..........................................................            (60,211)             (124,283)
                                                                               -------------------  -------------------
     Net Investment income (loss)............................................            457,668               434,821
                                                                               -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................           (863,868)             (428,573)
   Net realized gain on distributions........................................            684,464             1,079,316
   Net unrealized appreciation (depreciation) of Investments during the year.          2,198,567             3,957,739
                                                                               -------------------  -------------------
     Net gain (loss) on investments..........................................          2,019,163             4,608,482
                                                                               -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $       2,476,831     $       5,043,303
                                                                               ===================  ===================

                                                                                    BLACKROCK            BLACKROCK
                                                                               LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                                                                    2040 FUND         RETIREMENT FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................   $         546,095    $         151,021
                                                                               -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................            (125,392)             (21,304)
                                                                               -------------------  -------------------
     Total Expenses..........................................................            (125,392)             (21,304)
                                                                               -------------------  -------------------
     Net Investment income (loss)............................................             420,703              129,717
                                                                               -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (443,477)             (35,022)
   Net realized gain on distributions........................................           1,176,604              169,552
   Net unrealized appreciation (depreciation) of Investments during the year.           4,408,484              438,165
                                                                               -------------------  -------------------
     Net gain (loss) on investments..........................................           5,141,611              572,695
                                                                               -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........   $       5,562,314    $         702,412
                                                                               ===================  ===================

(1)   Effective November 15, 2019 BlackRock LifePath(R) Dynamic 2020 Fund
      merged with BlackRock LifePath(R) Dynamic Retirement Fund

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-108

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-109

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                    BLACKROCK            BLACKROCK
                                                                               LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                                                                    2050 FUND            2025 FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................   $         108,525   $           5,993
                                                                               -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (28,616)             (3,549)
                                                                               -------------------  -------------------
     Total Expenses..........................................................             (28,616)             (3,549)
                                                                               -------------------  -------------------
     Net Investment income (loss)............................................              79,909               2,444
                                                                               -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (19,858)                405
   Net realized gain on distributions........................................             227,279              10,376
   Net unrealized appreciation (depreciation) of Investments during the year.             924,236              43,324
                                                                               -------------------  -------------------
     Net gain (loss) on investments..........................................           1,131,657              54,105
                                                                               -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........   $       1,211,566   $          56,549
                                                                               ===================  ===================

                                                                                    BLACKROCK            BLACKROCK
                                                                               LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                                                                    2035 FUND            2045 FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................   $           9,683    $           5,898
                                                                               -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................              (5,698)              (3,090)
                                                                               -------------------  -------------------
     Total Expenses..........................................................              (5,698)              (3,090)
                                                                               -------------------  -------------------
     Net Investment income (loss)............................................               3,985                2,808
                                                                               -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                 291                 (405)
   Net realized gain on distributions........................................              16,869               10,833
   Net unrealized appreciation (depreciation) of Investments during the year.              74,244               47,659
                                                                               -------------------  -------------------
     Net gain (loss) on investments..........................................              91,404               58,087
                                                                               -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........   $          95,389    $          60,895
                                                                               ===================  ===================

                                                                                    BLACKROCK
                                                                               LIFEPATH(R) DYNAMIC        BARON
                                                                                    2055 FUND        SMALL CAP FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               -------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $           7,112    $              --
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (3,670)                (842)
                                                                               -------------------  ------------------
     Total Expenses..........................................................             (3,670)                (842)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................              3,442                 (842)
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (1,162)              27,498
   Net realized gain on distributions........................................             12,816              226,723
   Net unrealized appreciation (depreciation) of Investments during the year.             58,140              472,210
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................             69,794              726,431
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          73,236    $         725,589
                                                                               ===================  ==================

                                                                                    BLACKROCK            BLACKROCK
                                                                                 U.S. GOVERNMENT          EQUITY
                                                                                 BOND PORTFOLIO        DIVIDEND FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................   $           3,256   $          41,535
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                (993)            (21,504)
                                                                               -------------------  ------------------
     Total Expenses..........................................................                (993)            (21,504)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................               2,263              20,031
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              (1,567)            (54,415)
   Net realized gain on distributions........................................                  --             261,742
   Net unrealized appreciation (depreciation) of Investments during the year.               6,868             338,465
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................               5,301             545,792
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $           7,564   $         565,823
                                                                               ===================  ==================

                                                                                                       BLACKROCK
                                                                                   BLACKROCK           ADVANTAGE
                                                                                    CAPITAL            LARGE CAP
                                                                               APPRECIATION FUND      GROWTH FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $              --   $             323
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (3,693)               (700)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (3,693)               (700)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (3,693)               (377)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              5,054               5,044
   Net realized gain on distributions........................................             45,334               2,012
   Net unrealized appreciation (depreciation) of Investments during the year.             54,338              11,273
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            104,726              18,329
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         101,033   $          17,952
                                                                               ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-110

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-111

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                   CALVERT VP
                                                                                  SRI BALANCED        CALVERT EQUITY
                                                                                    PORTFOLIO              FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................   $           6,075   $           1,873
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (2,701)            (41,422)
                                                                               -------------------  ------------------
     Total Expenses..........................................................              (2,701)            (41,422)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................               3,374             (39,549)
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                 904             453,884
   Net realized gain on distributions........................................              13,985             173,474
   Net unrealized appreciation (depreciation) of Investments during the year.              61,254           1,419,904
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................              76,143           2,047,262
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $          79,517   $       2,007,713
                                                                               ===================  ==================

                                                                                 CALVERT BOND            CALVERT
                                                                                     FUND              INCOME FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $          55,423    $          18,102
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................            (12,918)              (4,983)
                                                                               ------------------  -------------------
     Total Expenses..........................................................            (12,918)              (4,983)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             42,505               13,119
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             13,444                1,818
   Net realized gain on distributions........................................             18,971                   --
   Net unrealized appreciation (depreciation) of Investments during the year.             88,952               51,745
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................            121,367               53,563
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $         163,872    $          66,682
                                                                               ==================  ===================

                                                                                    COLUMBIA           COLUMBIA
                                                                                   CONTRARIAN          SMALL CAP
                                                                                    CORE FUND        VALUE I FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $           3,388   $             339
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (5,383)               (728)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (5,383)               (728)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (1,995)               (389)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             41,087                (294)
   Net realized gain on distributions........................................             19,249               2,221
   Net unrealized appreciation (depreciation) of Investments during the year.             81,797              10,571
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            142,133              12,498
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         140,138   $          12,109
                                                                               ==================  ==================

                                                                                   COLUMBIA
                                                                                SELECT MID CAP          COLUMBIA
                                                                                  VALUE FUND           ACORN FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $           7,490    $             --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (7,291)            (10,934)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (7,291)            (10,934)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                199             (10,934)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (67,787)            (76,613)
   Net realized gain on distributions........................................             18,733             169,023
   Net unrealized appreciation (depreciation) of Investments during the year.            260,670             163,297
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            211,616             255,707
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         211,815    $        244,773
                                                                               ==================  ==================

                                                                                                       COLUMBIA
                                                                                   CRM MID CAP        DISCIPLINED
                                                                                   VALUE FUND       SMALL CORE FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $           1,925   $             390
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (1,486)               (473)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (1,486)               (473)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                439                 (83)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (2,882)             (4,031)
   Net realized gain on distributions........................................             11,083                  --
   Net unrealized appreciation (depreciation) of Investments during the year.             81,724              11,958
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             89,925               7,927
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          90,364   $           7,844
                                                                               ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-112

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-113

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                     CALAMOS
                                                                                  INTERNATIONAL          DAVIS
                                                                                   GROWTH FUND      FINANCIAL FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $              --   $           3,142
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                (15)             (1,721)
                                                                               ------------------  ------------------
     Total Expenses..........................................................                (15)             (1,721)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                (15)              1,421
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                 (1)              1,317
   Net realized gain on distributions........................................                 --              15,086
   Net unrealized appreciation (depreciation) of Investments during the year.                300              30,821
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................                299              47,224
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $             284   $          48,645
                                                                               ==================  ==================

                                                                                     DAVIS
                                                                                   NEW YORK               DAVIS
                                                                                 VENTURE FUND       OPPORTUNITY FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $          84,353    $             610
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................            (35,067)              (1,069)
                                                                               ------------------  -------------------
     Total Expenses..........................................................            (35,067)              (1,069)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             49,286                 (459)
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................           (152,590)                (314)
   Net realized gain on distributions........................................            334,289                7,803
   Net unrealized appreciation (depreciation) of Investments during the year.          1,151,517               26,492
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................          1,333,216               33,981
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $       1,382,502    $          33,522
                                                                               ==================  ===================

                                                                                    DELAWARE             DELAWARE
                                                                                   DIVERSIFIED       EXTENDED DURATION
                                                                                   INCOME FUND           BOND FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................   $           7,159    $            846
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (1,132)               (234)
                                                                               -------------------  ------------------
     Total Expenses..........................................................              (1,132)               (234)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................               6,027                 612
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................               4,624               1,123
   Net realized gain on distributions........................................                  --                 242
   Net unrealized appreciation (depreciation) of Investments during the year.              14,280               2,898
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................              18,904               4,263
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $          24,931   $            4,875
                                                                               ===================  ==================

                                                                                     DREYFUS             DREYFUS
                                                                                   BOND MARKET      VIF APPRECIATION
                                                                                   INDEX FUND           PORTFOLIO
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $         327,679   $             257
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................            (34,383)               (153)
                                                                               ------------------  ------------------
     Total Expenses..........................................................            (34,383)               (153)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................            293,296                 104
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (15,820)             (1,319)
   Net realized gain on distributions........................................                 --               3,263
   Net unrealized appreciation (depreciation) of Investments during the year.            676,135               4,982
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            660,315               6,926
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         953,611   $           7,030
                                                                               ==================  ==================

                                                                                    DREYFUS            DREYFUS
                                                                                 INTERNATIONAL         MIDCAP
                                                                               STOCK INDEX FUND      INDEX FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                               -----------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $          10,958  $         202,976
                                                                               -----------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                 --            (34,424)
                                                                               -----------------  ------------------
     Total Expenses..........................................................                 --            (34,424)
                                                                               -----------------  ------------------
     Net Investment income (loss)............................................             10,958            168,552
                                                                               -----------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              4,308           (243,430)
   Net realized gain on distributions........................................                 --          1,467,427
   Net unrealized appreciation (depreciation) of Investments during the year.             63,175          2,445,678
                                                                               -----------------  ------------------
     Net gain (loss) on investments..........................................             67,483          3,669,675
                                                                               -----------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          78,441  $       3,838,227
                                                                               =================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-114

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-115

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                      DREYFUS             DREYFUS
                                                                                     SMALLCAP         VIF GROWTH AND
                                                                                 STOCK INDEX FUND    INCOME PORTFOLIO
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $         137,005   $              74
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................            (24,852)                (37)
                                                                                ------------------  ------------------
     Total Expenses...........................................................            (24,852)                (37)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................            112,153                  37
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................            (64,629)              1,259
   Net realized gain on distributions.........................................            861,791               1,794
   Net unrealized appreciation (depreciation) of Investments during the year..          1,561,949                (877)
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................          2,359,111               2,176
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $       2,471,264   $           2,213
                                                                                ==================  ==================

                                                                                                        THE DREYFUS
                                                                                      DREYFUS           SUSTAINABLE
                                                                                 VIF QUALITY BOND       U.S. EQUITY
                                                                                  PORTFOLIO FUND      PORTFOLIO, INC.
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $           1,321   $              70
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................               (486)                (34)
                                                                                ------------------  ------------------
     Total Expenses...........................................................               (486)                (34)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................                835                  36
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                 (1)                 (2)
   Net realized gain on distributions.........................................                 --                 155
   Net unrealized appreciation (depreciation) of Investments during the year..              3,945               1,191
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................              3,944               1,344
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $           4,779   $           1,380
                                                                                ==================  ==================

                                                                                      DREYFUS            EATON VANCE
                                                                                      S&P 500             LARGE-CAP
                                                                                    INDEX FUND           VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................  $          413,189   $           91,391
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (83,584)             (15,986)
                                                                                -------------------  -------------------
     Total Expenses...........................................................             (83,584)             (15,986)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................             329,605               75,405
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             294,480               48,710
   Net realized gain on distributions.........................................           3,123,405               58,893
   Net unrealized appreciation (depreciation) of Investments during the year..           3,344,113            1,639,209
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................           6,761,998            1,746,812
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $        7,091,603   $        1,822,217
                                                                                ===================  ===================

                                                                                    EATON VANCE          EATON VANCE
                                                                                     DIVIDEND         WORLDWIDE HEALTH
                                                                                   BUILDER FUND         SCIENCES FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................  $           26,357   $            4,799
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (8,221)              (5,043)
                                                                                -------------------  -------------------
     Total Expenses...........................................................              (8,221)              (5,043)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................              18,136                 (244)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................               9,243                5,984
   Net realized gain on distributions.........................................              45,934               39,910
   Net unrealized appreciation (depreciation) of Investments during the year..             303,463              124,619
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................             358,640              170,513
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $          376,776   $          170,269
                                                                                ===================  ===================

                                                                                    EATON VANCE
                                                                                    INCOME FUND          EATON VANCE
                                                                                     OF BOSTON          BALANCED FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................   $         137,114    $           2,036
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (20,519)              (1,680)
                                                                                -------------------  -------------------
     Total Expenses...........................................................             (20,519)              (1,680)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................             116,595                  356
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             (18,203)               5,588
   Net realized gain on distributions.........................................                  --                3,854
   Net unrealized appreciation (depreciation) of Investments during the year..             179,258               20,074
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................             161,055               29,516
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $         277,650    $          29,872
                                                                                ===================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-116

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-117

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                    EATON VANCE          WELLS FARGO
                                                                                  ATLANTA CAPITAL           ASSET
                                                                                   SMID-CAP FUND       ALLOCATION FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 ------------------  ------------------

INVESTMENT INCOME:
   Dividends...................................................................  $              --   $             600
                                                                                 ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..........................................             (4,807)             (1,464)
                                                                                 ------------------  ------------------
     Total Expenses............................................................             (4,807)             (1,464)
                                                                                 ------------------  ------------------
     Net Investment income (loss)..............................................             (4,807)               (864)
                                                                                 ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................            120,028                (494)
   Net realized gain on distributions..........................................             60,820               1,651
   Net unrealized appreciation (depreciation) of Investments during the year...            131,925              26,686
                                                                                 ------------------  ------------------
     Net gain (loss) on investments............................................            312,773              27,843
                                                                                 ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...........  $         307,966   $          26,979
                                                                                 ==================  ==================

                                                                                                          WELLS FARGO
                                                                                     WELLS FARGO           UTILITY &
                                                                                  EMERGING MARKETS    TELECOMMUNICATIONS
                                                                                     EQUITY FUND             FUND
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  -------------------

INVESTMENT INCOME:
   Dividends...................................................................  $           14,869    $             169
                                                                                 -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..........................................             (20,101)                (126)
                                                                                 -------------------  -------------------
     Total Expenses............................................................             (20,101)                (126)
                                                                                 -------------------  -------------------
     Net Investment income (loss)..............................................              (5,232)                  43
                                                                                 -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................              54,508                1,221
   Net realized gain on distributions..........................................                  --                1,721
   Net unrealized appreciation (depreciation) of Investments during the year...             435,068                  (45)
                                                                                 -------------------  -------------------
     Net gain (loss) on investments............................................             489,576                2,897
                                                                                 -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...........  $          484,344    $           2,940
                                                                                 ===================  ===================

                                                                                        ALGER
                                                                                       CAPITAL
                                                                                    APPRECIATION         ALGER MID CAP
                                                                                    INSTITUTIONAL           GROWTH
                                                                                      PORTFOLIO       INSTITUTIONAL FUND
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  -------------------

INVESTMENT INCOME:
   Dividends...................................................................  $               --    $              --
                                                                                 -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..........................................             (36,407)              (9,268)
                                                                                 -------------------  -------------------
     Total Expenses............................................................             (36,407)              (9,268)
                                                                                 -------------------  -------------------
     Net Investment income (loss)..............................................             (36,407)              (9,268)
                                                                                 -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................             115,560               49,365
   Net realized gain on distributions..........................................             465,419              118,427
   Net unrealized appreciation (depreciation) of Investments during the year...             716,230              186,197
                                                                                 -------------------  -------------------
     Net gain (loss) on investments............................................           1,297,209              353,989
                                                                                 -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...........  $        1,260,802   $          344,721
                                                                                 ===================  ===================

                                                                                   ALGER SMALL CAP           NUVEEN
                                                                                       GROWTH            MID CAP GROWTH
                                                                                 INSTITUTIONAL FUND    OPPORTUNITIES FUND
                                                                                     SUB-ACCOUNT           SUB-ACCOUNT
                                                                                 -------------------  -------------------

INVESTMENT INCOME:
   Dividends...................................................................   $             461    $              --
                                                                                 -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..........................................              (2,164)              (1,085)
                                                                                 -------------------  -------------------
     Total Expenses............................................................              (2,164)              (1,085)
                                                                                 -------------------  -------------------
     Net Investment income (loss)..............................................              (1,703)              (1,085)
                                                                                 -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................               2,066              (16,400)
   Net realized gain on distributions..........................................              63,677               27,154
   Net unrealized appreciation (depreciation) of Investments during the year...              26,885              104,899
                                                                                 -------------------  -------------------
     Net gain (loss) on investments............................................              92,628              115,653
                                                                                 -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...........   $          90,925    $         114,568
                                                                                 ===================  ===================

                                                                                       NUVEEN              FIDELITY
                                                                                      SMALL CAP         ADVISOR EQUITY
                                                                                     SELECT FUND          GROWTH FUND
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  -------------------

INVESTMENT INCOME:
   Dividends...................................................................  $               21   $               --
                                                                                 -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..........................................                (190)              (2,161)
                                                                                 -------------------  -------------------
     Total Expenses............................................................                (190)              (2,161)
                                                                                 -------------------  -------------------
     Net Investment income (loss)..............................................                (169)              (2,161)
                                                                                 -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................              (6,490)              13,380
   Net realized gain on distributions..........................................                  --               41,011
   Net unrealized appreciation (depreciation) of Investments during the year...              13,758               57,784
                                                                                 -------------------  -------------------
     Net gain (loss) on investments............................................               7,268              112,175
                                                                                 -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...........  $            7,099   $          110,014
                                                                                 ===================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-118

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-119

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                      FIDELITY ADVISOR
                                                                                     FIDELITY             LEVERAGED
                                                                                   ADVISOR VALUE           COMPANY
                                                                                  STRATEGIES FUND        STOCK FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................   $           2,138    $              --
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................                (720)             (11,756)
                                                                                -------------------  -------------------
     Total Expenses...........................................................                (720)             (11,756)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................               1,418              (11,756)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................               1,214              (32,617)
   Net realized gain on distributions.........................................               7,886               88,805
   Net unrealized appreciation (depreciation) of Investments during the year..              46,869              350,325
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              55,969              406,513
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $          57,387    $         394,757
                                                                                ===================  ===================

                                                                                                          FEDERATED
                                                                                     FEDERATED          FUND FOR U.S.
                                                                                      EQUITY             GOVERNMENT
                                                                                 INCOME FUND, INC.     SECURITIES FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $            1,915   $           4,516
                                                                                -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (1,039)             (1,521)
                                                                                -------------------  ------------------
     Total Expenses...........................................................              (1,039)             (1,521)
                                                                                -------------------  ------------------
     Net Investment income (loss).............................................                 876               2,995
                                                                                -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                (405)             (1,130)
   Net realized gain on distributions.........................................                  --                  --
   Net unrealized appreciation (depreciation) of Investments during the year..              15,231               6,928
                                                                                -------------------  ------------------
     Net gain (loss) on investments...........................................              14,826               5,798
                                                                                -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $           15,702   $           8,793
                                                                                ===================  ==================

                                                                                     FEDERATED           FEDERATED
                                                                                    MDT MID CAP         HIGH INCOME
                                                                                    GROWTH FUND          BOND FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $              --   $             409
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (1,141)                (93)
                                                                                ------------------  ------------------
     Total Expenses...........................................................             (1,141)                (93)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................             (1,141)                316
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                (60)                  2
   Net realized gain on distributions.........................................             15,703                  --
   Net unrealized appreciation (depreciation) of Investments during the year..             22,442                 581
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................             38,085                 583
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $          36,944   $              899
                                                                                ==================  ==================

                                                                                                         FEDERATED
                                                                                     FEDERATED          SHORT-TERM
                                                                                   KAUFMANN FUND        INCOME FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $              --   $           2,200
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................            (39,151)               (329)
                                                                                ------------------  ------------------
     Total Expenses...........................................................            (39,151)               (329)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................            (39,151)              1,871
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             86,798                  53
   Net realized gain on distributions.........................................            561,789                  --
   Net unrealized appreciation (depreciation) of Investments during the year..            759,811               1,712
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................          1,408,398               1,765
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $       1,369,247   $           3,636
                                                                                ==================  ==================

                                                                                     FEDERATED          FEDERATED
                                                                                   TOTAL RETURN       CLOVER SMALL
                                                                                     BOND FUND         VALUE FUND
                                                                                    SUB-ACCOUNT        SUB-ACCOUNT
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $           3,946   $             199
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (1,135)               (212)
                                                                                ------------------  ------------------
     Total Expenses...........................................................             (1,135)               (212)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................              2,811                 (13)
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................               (203)             (2,340)
   Net realized gain on distributions.........................................                 --                  --
   Net unrealized appreciation (depreciation) of Investments during the year..              8,030              11,650
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................              7,827               9,310
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $          10,638   $           9,297
                                                                                ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-120

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-121

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                       FIDELITY(R) VIP
                                                                                     FEDERATED             GROWTH
                                                                                   INTERNATIONAL        OPPORTUNITIES
                                                                                   LEADERS FUND           PORTFOLIO
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................   $             122   $            1,048
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................                 (28)              (6,022)
                                                                                -------------------  -------------------
     Total Expenses...........................................................                 (28)              (6,022)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................                  94               (4,974)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                   1               88,172
   Net realized gain on distributions.........................................                  --               78,234
   Net unrealized appreciation (depreciation) of Investments during the year..                 593              114,909
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................                 594              281,315
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $             688   $          276,341
                                                                                ===================  ===================

                                                                                  FIDELITY(R) VIP      FIDELITY(R) VIP
                                                                                     OVERSEAS         VALUE STRATEGIES
                                                                                     PORTFOLIO            PORTFOLIO
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  --------------------

INVESTMENT INCOME:
   Dividends..................................................................  $            1,843    $            1,194
                                                                                -------------------  --------------------

EXPENSES:
   Mortality and expense risk charges.........................................                (757)                 (485)
                                                                                -------------------  --------------------
     Total Expenses...........................................................                (757)                 (485)
                                                                                -------------------  --------------------
     Net Investment income (loss).............................................               1,086                   709
                                                                                -------------------  --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................               1,841                   584
   Net realized gain on distributions.........................................               3,880                 6,149
   Net unrealized appreciation (depreciation) of Investments during the year..              18,918                11,445
                                                                                -------------------  --------------------
     Net gain (loss) on investments...........................................              24,639                18,178
                                                                                -------------------  --------------------
     Net increase (decrease) in net assets resulting from operations..........  $           25,725    $           18,887
                                                                                ===================  ====================

                                                                                                       FIDELITY(R) VIP
                                                                                  FIDELITY(R) VIP         GROWTH &
                                                                                     BALANCED              INCOME
                                                                                     PORTFOLIO            PORTFOLIO
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................  $           24,187   $           13,072
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (9,868)              (2,545)
                                                                                -------------------  -------------------
     Total Expenses...........................................................              (9,868)              (2,545)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................              14,319               10,527
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              20,062                1,251
   Net realized gain on distributions.........................................              68,210               31,309
   Net unrealized appreciation (depreciation) of Investments during the year..             196,191               48,075
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................             284,463               80,635
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $          298,782   $           91,162
                                                                                ===================  ===================

                                                                                  FIDELITY(R) VIP      FIDELITY(R) VIP
                                                                                   FREEDOM 2020         FREEDOM 2030
                                                                                     PORTFOLIO            PORTFOLIO
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................  $            1,625    $          10,257
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................                (302)              (2,051)
                                                                                -------------------  -------------------
     Total Expenses...........................................................                (302)              (2,051)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................               1,323                8,206
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                  11                2,955
   Net realized gain on distributions.........................................               4,647               20,845
   Net unrealized appreciation (depreciation) of Investments during the year..               8,444               90,852
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              13,102              114,652
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $           14,425    $         122,858
                                                                                ===================  ===================

                                                                                  FIDELITY(R) VIP      FIDELITY(R) VIP
                                                                                   FREEDOM 2015         FREEDOM 2025
                                                                                     PORTFOLIO            PORTFOLIO
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................  $              967   $            7,327
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................                (248)              (1,432)
                                                                                -------------------  -------------------
     Total Expenses...........................................................                (248)              (1,432)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................                 719                5,895
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                 519                2,248
   Net realized gain on distributions.........................................               5,400               11,529
   Net unrealized appreciation (depreciation) of Investments during the year..               4,760               57,883
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              10,679               71,660
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $           11,398   $           77,555
                                                                                ===================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-122

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-123

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                FIDELITY ADVISOR(R)       TEMPLETON
                                                                                  STOCK SELECTOR         DEVELOPING
                                                                                   ALL CAP FUND         MARKETS TRUST
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................   $              33    $          34,964
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................                (103)              (7,457)
                                                                                -------------------  -------------------
     Total Expenses...........................................................                (103)              (7,457)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................                 (70)              27,507
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                   9                5,052
   Net realized gain on distributions.........................................                 489               10,585
   Net unrealized appreciation (depreciation) of Investments during the year..               1,636              173,025
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................               2,134              188,662
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $           2,064    $         216,169
                                                                                ===================  ===================

                                                                                     FRANKLIN             FRANKLIN
                                                                                       HIGH               STRATEGIC
                                                                                    INCOME FUND          INCOME FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................   $          42,979    $         115,702
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (7,157)             (18,641)
                                                                                -------------------  -------------------
     Total Expenses...........................................................              (7,157)             (18,641)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................              35,822               97,061
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              (6,613)             (23,588)
   Net realized gain on distributions.........................................                  --                   --
   Net unrealized appreciation (depreciation) of Investments during the year..              66,411              112,776
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              59,798               89,188
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $          95,620    $         186,249
                                                                                ===================  ===================

                                                                                     TEMPLETON            FRANKLIN
                                                                                      GLOBAL           U.S. GOVERNMENT
                                                                                     BOND FUND         SECURITIES FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................   $         309,552    $          14,945
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (23,039)              (5,407)
                                                                                -------------------  -------------------
     Total Expenses...........................................................             (23,039)              (5,407)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................             286,513                9,538
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................            (112,460)              (3,046)
   Net realized gain on distributions.........................................                  --                   --
   Net unrealized appreciation (depreciation) of Investments during the year..            (160,285)              15,051
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................            (272,745)              12,005
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $          13,768    $          21,543
                                                                                ===================  ===================

                                                                                     FRANKLIN             FRANKLIN
                                                                                     SMALL CAP          MUTUAL GLOBAL
                                                                                    VALUE FUND         DISCOVERY FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................   $          33,910    $         193,798
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (19,532)             (68,901)
                                                                                -------------------  -------------------
     Total Expenses...........................................................             (19,532)             (68,901)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................              14,378              124,897
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             (35,170)             (67,561)
   Net realized gain on distributions.........................................             145,207              489,576
   Net unrealized appreciation (depreciation) of Investments during the year..             492,920            1,613,790
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................             602,957            2,035,805
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $         617,335    $       2,160,702
                                                                                ===================  ===================

                                                                                     TEMPLETON            FRANKLIN
                                                                                    GROWTH FUND          INCOME FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................   $          31,190    $         354,208
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (10,525)             (55,256)
                                                                                -------------------  -------------------
     Total Expenses...........................................................             (10,525)             (55,256)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................              20,665              298,952
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              (5,328)              21,356
   Net realized gain on distributions.........................................              50,308                   --
   Net unrealized appreciation (depreciation) of Investments during the year..             134,524              602,020
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................             179,504              623,376
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $         200,169    $         922,328
                                                                                ===================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-124

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-125

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                        FRANKLIN
                                                                                    FRANKLIN              TOTAL
                                                                                   GROWTH FUND         RETURN FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $          63,967   $          12,454
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................            (30,887)             (3,771)
                                                                                ------------------  ------------------
     Total Expenses...........................................................            (30,887)             (3,771)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................             33,080               8,683
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................            849,428                (581)
   Net realized gain on distributions.........................................            841,984                  --
   Net unrealized appreciation (depreciation) of Investments during the year..          2,646,875              17,822
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................          4,338,287              17,241
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $       4,371,367   $          25,924
                                                                                ==================  ==================

                                                                                    FRANKLIN             FRANKLIN
                                                                                  BALANCE SHEET           MUTUAL
                                                                                 INVESTMENT FUND        BEACON FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                                ------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................  $          28,061    $          18,918
                                                                                ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (6,741)              (4,682)
                                                                                ------------------  -------------------
     Total Expenses...........................................................             (6,741)              (4,682)
                                                                                ------------------  -------------------
     Net Investment income (loss).............................................             21,320               14,236
                                                                                ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................            (89,466)               4,215
   Net realized gain on distributions.........................................            112,565               22,561
   Net unrealized appreciation (depreciation) of Investments during the year..            356,493              152,643
                                                                                ------------------  -------------------
     Net gain (loss) on investments...........................................            379,592              179,419
                                                                                ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $         400,912    $         193,655
                                                                                ==================  ===================

                                                                                     FRANKLIN             FRANKLIN
                                                                                      MUTUAL            SMALL-MID CAP
                                                                                    SHARES FUND          GROWTH FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................   $          86,792    $              --
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (28,810)              (8,719)
                                                                                -------------------  -------------------
     Total Expenses...........................................................             (28,810)              (8,719)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................              57,982               (8,719)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              36,759                7,507
   Net realized gain on distributions.........................................             216,029              743,716
   Net unrealized appreciation (depreciation) of Investments during the year..             484,519              503,666
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................             737,307            1,254,889
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $         795,289    $       1,246,170
                                                                                ===================  ===================

                                                                                    FRANKLIN            FRANKLIN
                                                                                  CONSERVATIVE           GROWTH
                                                                                 ALLOCATION FUND     ALLOCATION FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $          65,327   $          86,121
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................            (22,247)            (47,555)
                                                                                ------------------  ------------------
     Total Expenses...........................................................            (22,247)            (47,555)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................             43,080              38,566
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             12,281              59,106
   Net realized gain on distributions.........................................            130,463             601,202
   Net unrealized appreciation (depreciation) of Investments during the year..            140,713             481,681
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................            283,457           1,141,989
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $         326,537   $       1,180,555
                                                                                ==================  ==================

                                                                                    FRANKLIN
                                                                                    MODERATE            TEMPLETON
                                                                                 ALLOCATION FUND      FOREIGN FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $         114,738   $         218,594
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................            (52,935)            (18,073)
                                                                                ------------------  ------------------
     Total Expenses...........................................................            (52,935)            (18,073)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................             61,803             200,521
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             27,839             (31,894)
   Net realized gain on distributions.........................................            454,245                  --
   Net unrealized appreciation (depreciation) of Investments during the year..            411,453             626,330
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................            893,537             594,436
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $         955,340   $         794,957
                                                                                ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-126

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-127

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                     GOLDMAN SACHS
                                                                              HIGHLAND PREMIER          INCOME
                                                                                GROWTH EQUITY        BUILDER FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------

INVESTMENT INCOME:
   Dividends................................................................  $             925    $          2,198
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................             (1,060)               (601)
                                                                              ------------------  ------------------
     Total Expenses.........................................................             (1,060)               (601)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................               (135)              1,597
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             (2,520)                375
   Net realized gain on distributions.......................................                 --                  --
   Net unrealized appreciation (depreciation) of Investments during the year             12,368               7,834
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................              9,848               8,209
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $           9,713    $          9,806
                                                                              ==================  ==================

                                                                                GOLDMAN SACHS        GOLDMAN SACHS
                                                                                   CAPITAL            CORE FIXED
                                                                                 GROWTH FUND          INCOME FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------

INVESTMENT INCOME:
   Dividends................................................................  $               1    $          3,280
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................                (30)             (1,344)
                                                                              ------------------  ------------------
     Total Expenses.........................................................                (30)             (1,344)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................                (29)              1,936
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................                 65                  (3)
   Net realized gain on distributions.......................................                  7                 995
   Net unrealized appreciation (depreciation) of Investments during the year                614               6,669
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................                686               7,661
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $             657    $          9,597
                                                                              ==================  ==================

                                                                                 GOLDMAN SACHS     GOLDMAN SACHS
                                                                                  U.S. EQUITY       GOVERNMENT
                                                                                 INSIGHTS FUND      INCOME FUND
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT
                                                                              -----------------  ------------------

INVESTMENT INCOME:
   Dividends................................................................  $              --  $          42,326
                                                                              -----------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................                 --             (7,667)
                                                                              -----------------  ------------------
     Total Expenses.........................................................                 --             (7,667)
                                                                              -----------------  ------------------
     Net Investment income (loss)...........................................                 --             34,659
                                                                              -----------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................                 --               (885)
   Net realized gain on distributions.......................................                 --                 --
   Net unrealized appreciation (depreciation) of Investments during the year                  4             75,823
                                                                              -----------------  ------------------
     Net gain (loss) on investments.........................................                  4             74,938
                                                                              -----------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $               4  $         109,597
                                                                              =================  ==================

                                                                                 GOLDMAN SACHS       GOLDMAN SACHS
                                                                                    EQUITY              GROWTH
                                                                                  INCOME FUND     OPPORTUNITIES FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  -------------------

INVESTMENT INCOME:
   Dividends................................................................  $           1,910    $              --
                                                                              ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.......................................             (1,042)              (6,109)
                                                                              ------------------  -------------------
     Total Expenses.........................................................             (1,042)              (6,109)
                                                                              ------------------  -------------------
     Net Investment income (loss)...........................................                868               (6,109)
                                                                              ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................                596              (19,800)
   Net realized gain on distributions.......................................              4,510              232,685
   Net unrealized appreciation (depreciation) of Investments during the year             16,676               11,470
                                                                              ------------------  -------------------
     Net gain (loss) on investments.........................................             21,782              224,355
                                                                              ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations........  $          22,650    $         218,246
                                                                              ==================  ===================

                                                                                 GOLDMAN SACHS
                                                                                    FOCUSED         GOLDMAN SACHS
                                                                                 INTERNATIONAL         MID CAP
                                                                                  EQUITY FUND        VALUE FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------

INVESTMENT INCOME:
   Dividends................................................................  $             194   $          26,614
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................               (135)            (14,699)
                                                                              ------------------  ------------------
     Total Expenses.........................................................               (135)            (14,699)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................                 59              11,915
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................                621             (73,515)
   Net realized gain on distributions.......................................                 --             103,679
   Net unrealized appreciation (depreciation) of Investments during the year              2,601           1,024,360
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................              3,222           1,054,524
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $           3,281   $       1,066,439
                                                                              ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-128

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-129

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                  GOLDMAN SACHS        GOLDMAN SACHS
                                                                                    SMALL CAP            STRATEGIC
                                                                                   VALUE FUND           GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................   $          28,755   $              --
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (22,808)               (248)
                                                                               -------------------  ------------------
     Total Expenses..........................................................             (22,808)               (248)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................               5,947                (248)
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (122,365)                (74)
   Net realized gain on distributions........................................             221,558               9,276
   Net unrealized appreciation (depreciation) of Investments during the year.           1,011,038                 508
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................           1,110,231               9,710
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $       1,116,178   $           9,462
                                                                               ===================  ==================

                                                                                  GOLDMAN SACHS      GOLDMAN SACHS
                                                                                      HIGH             LARGE CAP
                                                                                   YIELD FUND         VALUE FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $         166,213   $           5,325
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (6,691)             (3,436)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (6,691)             (3,436)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................            159,522               1,889
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (36,604)               (967)
   Net realized gain on distributions........................................                 --              19,594
   Net unrealized appreciation (depreciation) of Investments during the year.            294,933              69,323
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            258,329              87,950
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         417,851   $          89,839
                                                                               ==================  ==================

                                                                                  GOLDMAN SACHS         GOLDMAN SACHS
                                                                                  SMALL/MID CAP           SATELLITE
                                                                                   GROWTH FUND      STRATEGIES PORTFOLIO
                                                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                                                               -------------------  --------------------

INVESTMENT INCOME:
   Dividends.................................................................   $              --    $              53
                                                                               -------------------  --------------------

EXPENSES:
   Mortality and expense risk charges........................................              (2,389)                 (13)
                                                                               -------------------  --------------------
     Total Expenses..........................................................              (2,389)                 (13)
                                                                               -------------------  --------------------
     Net Investment income (loss)............................................              (2,389)                  40
                                                                               -------------------  --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              30,302                   --
   Net realized gain on distributions........................................              27,013                   --
   Net unrealized appreciation (depreciation) of Investments during the year.              88,676                  193
                                                                               -------------------  --------------------
     Net gain (loss) on investments..........................................             145,991                  193
                                                                               -------------------  --------------------
     Net increase (decrease) in net assets resulting from operations.........   $         143,602    $             233
                                                                               ===================  ====================

                                                                                                      HARTFORD
                                                                                  FROST VALUE         BALANCED
                                                                                  EQUITY FUND         HLS FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                               -----------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $              --  $         131,655
                                                                               -----------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                 --            (39,600)
                                                                               -----------------  ------------------
     Total Expenses..........................................................                 --            (39,600)
                                                                               -----------------  ------------------
     Net Investment income (loss)............................................                 --             92,055
                                                                               -----------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                 --            130,311
   Net realized gain on distributions........................................                  3            585,524
   Net unrealized appreciation (depreciation) of Investments during the year.                 --            569,259
                                                                               -----------------  ------------------
     Net gain (loss) on investments..........................................                  3          1,285,094
                                                                               -----------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $               3  $       1,377,149
                                                                               =================  ==================

                                                                                                         HARTFORD
                                                                                    HARTFORD              CAPITAL
                                                                                  TOTAL RETURN         APPRECIATION
                                                                                  BOND HLS FUND          HLS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................   $         514,689   $         275,055
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (58,328)           (102,990)
                                                                               -------------------  ------------------
     Total Expenses..........................................................             (58,328)           (102,990)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................             456,361             172,065
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              (7,804)           (230,397)
   Net realized gain on distributions........................................                  --           2,540,177
   Net unrealized appreciation (depreciation) of Investments during the year.             848,867           3,641,337
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................             841,063           5,951,117
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $       1,297,424   $       6,123,182
                                                                               ===================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-130

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-131

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                    HARTFORD
                                                                                  DIVIDEND AND       THE HARTFORD
                                                                                     GROWTH           HEALTHCARE
                                                                                    HLS FUND           HLS FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $         460,930   $              --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................            (68,278)            (22,988)
                                                                               ------------------  ------------------
     Total Expenses..........................................................            (68,278)            (22,988)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................            392,652             (22,988)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................           (162,066)            (77,972)
   Net realized gain on distributions........................................          2,989,600             472,443
   Net unrealized appreciation (depreciation) of Investments during the year.          3,021,359             633,356
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................          5,848,893           1,027,827
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $       6,241,545   $       1,004,839
                                                                               ==================  ==================

                                                                                                        HARTFORD
                                                                                    HARTFORD           DISCIPLINED
                                                                                  GLOBAL GROWTH          EQUITY
                                                                                    HLS FUND            HLS FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               -------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................   $           2,701   $               4
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (6,558)                 (2)
                                                                               -------------------  ------------------
     Total Expenses..........................................................              (6,558)                 (2)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................              (3,857)                  2
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................               6,590                  --
   Net realized gain on distributions........................................             184,832                  53
   Net unrealized appreciation (depreciation) of Investments during the year.             155,130                  36
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................             346,552                  89
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $         342,695   $              91
                                                                               ===================  ==================

                                                                                   HARTFORD             HARTFORD
                                                                                    GROWTH            INTERNATIONAL
                                                                                 OPPORTUNITIES        OPPORTUNITIES
                                                                                   HLS FUND             HLS FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $              --    $         14,567
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................            (54,842)             (6,508)
                                                                               ------------------  ------------------
     Total Expenses..........................................................            (54,842)             (6,508)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................            (54,842)              8,059
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             84,821              15,367
   Net realized gain on distributions........................................          1,595,906              30,791
   Net unrealized appreciation (depreciation) of Investments during the year.            294,928             139,564
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................          1,975,655             185,722
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $       1,920,813   $         193,781
                                                                               ==================  ==================

                                                                                   HARTFORD             HARTFORD
                                                                                    MIDCAP             ULTRASHORT
                                                                                   HLS FUND           BOND HLS FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $          28,107    $          62,038
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................            (31,269)             (24,410)
                                                                               ------------------  -------------------
     Total Expenses..........................................................            (31,269)             (24,410)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             (3,162)              37,628
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            334,322                7,083
   Net realized gain on distributions........................................          2,350,379                   --
   Net unrealized appreciation (depreciation) of Investments during the year.          1,894,894               25,790
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................          4,579,595               32,873
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $       4,576,433    $          70,501
                                                                               ==================  ===================

                                                                                    HARTFORD           HARTFORD
                                                                                  SMALL COMPANY    SMALL CAP GROWTH
                                                                                    HLS FUND           HLS FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $              --   $              --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................            (15,454)             (4,433)
                                                                               ------------------  ------------------
     Total Expenses..........................................................            (15,454)             (4,433)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................            (15,454)             (4,433)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             40,580               8,096
   Net realized gain on distributions........................................            965,848             103,763
   Net unrealized appreciation (depreciation) of Investments during the year.            567,562              62,482
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................          1,573,990             174,341
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $       1,558,536   $         169,908
                                                                               ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-132

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-133

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                        HARTFORD
                                                                                                     U.S. GOVERNMENT
                                                                                   HARTFORD            SECURITIES
                                                                                STOCK HLS FUND          HLS FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $          77,953    $          16,281
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................            (27,845)              (4,061)
                                                                               ------------------  -------------------
     Total Expenses..........................................................            (27,845)              (4,061)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             50,108               12,220
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            173,966               (1,436)
   Net realized gain on distributions........................................            396,356                   --
   Net unrealized appreciation (depreciation) of Investments during the year.            603,024               18,336
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................          1,173,346               16,900
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $       1,223,454    $          29,120
                                                                               ==================  ===================

                                                                                                     THE HARTFORD
                                                                                    HARTFORD          CHECKS AND
                                                                                 VALUE HLS FUND      BALANCES FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $          29,612   $           8,163
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (9,417)             (2,831)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (9,417)             (2,831)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             20,195               5,332
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                355              (5,977)
   Net realized gain on distributions........................................            156,789              16,079
   Net unrealized appreciation (depreciation) of Investments during the year.            193,118              42,167
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            350,262              52,269
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         370,457   $          57,601
                                                                               ==================  ==================

                                                                                                      THE HARTFORD
                                                                                 THE HARTFORD         DIVIDEND AND
                                                                                  HIGH YIELD           GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $           3,466    $          11,746
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................               (356)              (7,851)
                                                                               ------------------  -------------------
     Total Expenses..........................................................               (356)              (7,851)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................              3,110                3,895
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                (10)               1,261
   Net realized gain on distributions........................................                 --               23,574
   Net unrealized appreciation (depreciation) of Investments during the year.              5,627              158,564
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................              5,617              183,399
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $           8,727    $         187,294
                                                                               ==================  ===================

                                                                                  THE HARTFORD
                                                                                  OPPORTUNITIES      THE HARTFORD
                                                                               OPPORTUNITIES FUND     MIDCAP FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $           4,804   $              --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (4,628)             (9,529)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (4,628)             (9,529)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                176              (9,529)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (1,161)             29,758
   Net realized gain on distributions........................................                 --              38,273
   Net unrealized appreciation (depreciation) of Investments during the year.             98,261             162,384
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             97,100             230,415
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          97,276   $         220,886
                                                                               ==================  ==================

                                                                                 THE HARTFORD         THE HARTFORD
                                                                                     SMALL            TOTAL RETURN
                                                                                 COMPANY FUND           BOND FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $              --    $          15,479
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (2,779)              (3,164)
                                                                               ------------------  -------------------
     Total Expenses..........................................................             (2,779)              (3,164)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             (2,779)              12,315
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             20,531               (1,685)
   Net realized gain on distributions........................................             16,200                   --
   Net unrealized appreciation (depreciation) of Investments during the year.             75,102               34,197
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................            111,833               32,512
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $         109,054    $          44,827
                                                                               ==================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-134

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-135

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                        THE HARTFORD
                                                                                   THE HARTFORD            GROWTH
                                                                                  HEALTHCARE FUND    OPPORTUNITIES FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................   $              --    $              --
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (3,157)              (3,786)
                                                                                -------------------  -------------------
     Total Expenses...........................................................              (3,157)              (3,786)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................              (3,157)              (3,786)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................               1,244                  526
   Net realized gain on distributions.........................................              19,874               20,699
   Net unrealized appreciation (depreciation) of Investments during the year..              67,022               55,774
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              88,140               76,999
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $          84,983    $          73,213
                                                                                ===================  ===================

                                                                                   THE HARTFORD           HARTFORD
                                                                                       VALUE              MODERATE
                                                                                OPPORTUNITIES FUND     ALLOCATION FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................   $              60    $          47,790
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................                 (12)             (19,876)
                                                                                -------------------  -------------------
     Total Expenses...........................................................                 (12)             (19,876)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................                  48               27,914
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                  --               (1,468)
   Net realized gain on distributions.........................................                  71               34,445
   Net unrealized appreciation (depreciation) of Investments during the year..                 497              282,057
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................                 568              315,034
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $             616    $         342,948
                                                                                ===================  ===================

                                                                                   THE HARTFORD         THE HARTFORD
                                                                                   CONSERVATIVE            CAPITAL
                                                                                  ALLOCATION FUND     APPRECIATION FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................   $          19,953    $          40,243
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (7,265)             (58,364)
                                                                                -------------------  -------------------
     Total Expenses...........................................................              (7,265)             (58,364)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................              12,688              (18,121)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................               6,110               38,064
   Net realized gain on distributions.........................................                  --              260,767
   Net unrealized appreciation (depreciation) of Investments during the year..              79,201            1,492,360
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              85,311            1,791,191
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $          97,999   $        1,773,070
                                                                                ===================  ===================

                                                                                   THE HARTFORD
                                                                                      GROWTH            THE HARTFORD
                                                                                  ALLOCATION FUND    INFLATION PLUS FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................  $           48,175   $            7,330
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (20,924)              (4,434)
                                                                                -------------------  -------------------
     Total Expenses...........................................................             (20,924)              (4,434)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................              27,251                2,896
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              17,282              (11,997)
   Net realized gain on distributions.........................................              75,617                   --
   Net unrealized appreciation (depreciation) of Investments during the year..             367,981               37,244
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................             460,880               25,247
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $          488,131   $           28,143
                                                                                ===================  ===================

                                                                                   THE HARTFORD         THE HARTFORD
                                                                                      EQUITY              BALANCED
                                                                                    INCOME FUND          INCOME FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................  $            9,761   $           14,534
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (4,513)              (5,500)
                                                                                -------------------  -------------------
     Total Expenses...........................................................              (4,513)              (5,500)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................               5,248                9,034
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              14,300               20,510
   Net realized gain on distributions.........................................              31,580                3,384
   Net unrealized appreciation (depreciation) of Investments during the year..              74,208               71,427
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................             120,088               95,321
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $          125,336   $          104,355
                                                                                ===================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-136

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-137

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                 THE HARTFORD
                                                                                 INTERNATIONAL        THE HARTFORD
                                                                                     SMALL               MIDCAP
                                                                                 COMPANY FUND          VALUE FUND
                                                                                SUB-ACCOUNT (2)        SUB-ACCOUNT
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $             636    $             954
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................               (280)              (1,478)
                                                                               ------------------  -------------------
     Total Expenses..........................................................               (280)              (1,478)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................                356                 (524)
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (6,195)              (3,552)
   Net realized gain on distributions........................................                 --                3,612
   Net unrealized appreciation (depreciation) of Investments during the year.              9,456               34,935
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................              3,261               34,995
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $           3,617    $          34,471
                                                                               ==================  ===================

                                                                               HOTCHKIS AND WILEY
                                                                                    LARGE CAP          INVESCO V.I.
                                                                                   VALUE FUND         TECHNOLOGY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................   $           8,282   $              --
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (3,258)             (3,412)
                                                                               -------------------  ------------------
     Total Expenses..........................................................              (3,258)             (3,412)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................               5,024              (3,412)
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              43,069              (2,805)
   Net realized gain on distributions........................................                  --              42,162
   Net unrealized appreciation (depreciation) of Investments during the year.             106,610             107,964
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................             149,679             147,321
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $         154,703   $         143,909
                                                                               ===================  ==================

                                                                                    INVESCO           IVY NATURAL
                                                                                TECHNOLOGY FUND     RESOURCES FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $              --   $          21,931
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (5,359)             (7,829)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (5,359)             (7,829)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (5,359)             14,102
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             15,797             (51,405)
   Net realized gain on distributions........................................             79,032                  --
   Net unrealized appreciation (depreciation) of Investments during the year.            151,344             121,822
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            246,173              70,417
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         240,814   $          84,519
                                                                               ==================  ==================

                                                                                  IVY LARGE CAP        IVY SCIENCE &
                                                                                   GROWTH FUND        TECHNOLOGY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................   $              --   $              --
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (5,882)            (11,780)
                                                                               -------------------  ------------------
     Total Expenses..........................................................              (5,882)            (11,780)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................              (5,882)            (11,780)
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              63,189              23,630
   Net realized gain on distributions........................................              92,665             163,005
   Net unrealized appreciation (depreciation) of Investments during the year.              80,220             373,191
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................             236,074             559,826
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $         230,192   $         548,046
                                                                               ===================  ==================

                                                                                    IVY ASSET       JANUS HENDERSON
                                                                                  STRATEGY FUND     FORTY PORTFOLIO
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $           7,545   $           4,214
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (4,317)            (19,370)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (4,317)            (19,370)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................              3,228             (15,156)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (25,439)             12,421
   Net realized gain on distributions........................................             12,751             220,467
   Net unrealized appreciation (depreciation) of Investments during the year.             86,659             612,955
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             73,971             845,843
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          77,199   $         830,687
                                                                               ==================  ==================

(2)   Effective November 22, 2019 The Hartford International Small Company Fund
      merged with Hartford Global Impact Fund

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-138

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-139

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                 JANUS HENDERSON
                                                                                 GLOBAL RESEARCH       JANUS HENDERSON
                                                                                    PORTFOLIO       ENTERPRISE PORTFOLIO
                                                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                                                               -------------------  --------------------

INVESTMENT INCOME:
   Dividends.................................................................   $           2,692    $             215
                                                                               -------------------  --------------------

EXPENSES:
   Mortality and expense risk charges........................................              (1,869)                (747)
                                                                               -------------------  --------------------
     Total Expenses..........................................................              (1,869)                (747)
                                                                               -------------------  --------------------
     Net Investment income (loss)............................................                 823                 (532)
                                                                               -------------------  --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................               8,225                6,356
   Net realized gain on distributions........................................              16,004                6,920
   Net unrealized appreciation (depreciation) of Investments during the year.              42,185               20,721
                                                                               -------------------  --------------------
     Net gain (loss) on investments..........................................              66,414               33,997
                                                                               -------------------  --------------------
     Net increase (decrease) in net assets resulting from operations.........   $          67,237    $          33,465
                                                                               ===================  ====================

                                                                                 JANUS HENDERSON
                                                                                    BALANCED         JANUS HENDERSON
                                                                                    PORTFOLIO      OVERSEAS PORTFOLIO
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $           8,579    $           3,699
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (3,154)              (1,321)
                                                                               ------------------  -------------------
     Total Expenses..........................................................             (3,154)              (1,321)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................              5,425                2,378
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              5,648               (4,979)
   Net realized gain on distributions........................................             12,282                   --
   Net unrealized appreciation (depreciation) of Investments during the year.             64,225               47,698
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................             82,155               42,719
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $          87,580    $          45,097
                                                                               ==================  ===================

                                                                                 JANUS HENDERSON
                                                                                    FLEXIBLE          JANUS HENDERSON
                                                                                    BOND FUND           FORTY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................   $             843   $              --
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                (174)            (38,743)
                                                                               -------------------  ------------------
     Total Expenses..........................................................                (174)            (38,743)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................                 669             (38,743)
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                (179)             60,040
   Net realized gain on distributions........................................                  --             472,781
   Net unrealized appreciation (depreciation) of Investments during the year.               2,008           1,442,893
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................               1,829           1,975,714
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $           2,498   $       1,936,971
                                                                               ===================  ==================

                                                                                JANUS HENDERSON      JANUS HENDERSON
                                                                                 BALANCED FUND       ENTERPRISE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $          48,195    $              --
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................            (17,428)             (12,677)
                                                                               ------------------  -------------------
     Total Expenses..........................................................            (17,428)             (12,677)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             30,767              (12,677)
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            263,670              171,671
   Net realized gain on distributions........................................             27,283               58,384
   Net unrealized appreciation (depreciation) of Investments during the year.            284,667              214,448
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................            575,620              444,503
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $         606,387    $         431,826
                                                                               ==================  ===================

                                                                                                     JANUS HENDERSON
                                                                                 JANUS HENDERSON         GLOBAL
                                                                                  OVERSEAS FUND       RESEARCH FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $          27,705   $           1,596
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................            (10,366)             (1,094)
                                                                               ------------------  ------------------
     Total Expenses..........................................................            (10,366)             (1,094)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             17,339                 502
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (28,327)              5,823
   Net realized gain on distributions........................................                 --               6,971
   Net unrealized appreciation (depreciation) of Investments during the year.            372,889              29,880
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            344,562              42,674
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         361,901   $          43,176
                                                                               ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-140

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-141

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                           PGIM
                                                                                 JANUS HENDERSON         JENNISON
                                                                                     MID CAP              NATURAL
                                                                                   VALUE FUND         RESOURCES FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................   $           7,432   $           6,859
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (6,442)               (733)
                                                                               -------------------  ------------------
     Total Expenses..........................................................              (6,442)               (733)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................                 990               6,126
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (18,375)            (31,313)
   Net realized gain on distributions........................................              16,037                  --
   Net unrealized appreciation (depreciation) of Investments during the year.             270,418              98,034
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................             268,080              66,721
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $         269,070   $          72,847
                                                                               ===================  ==================

                                                                                      PGIM               PGIM
                                                                                    JENNISON           JENNISON
                                                                                     MID-CAP             20/20
                                                                                   GROWTH FUND        FOCUS FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $              --   $             435
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (5,746)             (2,670)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (5,746)             (2,670)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (5,746)             (2,235)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (22,977)              2,802
   Net realized gain on distributions........................................            202,953              12,625
   Net unrealized appreciation (depreciation) of Investments during the year.             40,986              46,920
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            220,962              62,347
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         215,216   $          60,112
                                                                               ==================  ==================

                                                                                    JPMORGAN
                                                                                    LARGE CAP            JPMORGAN
                                                                                   GROWTH FUND        CORE BOND FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................   $              --   $         108,272
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                (923)             (8,071)
                                                                               -------------------  ------------------
     Total Expenses..........................................................                (923)             (8,071)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................                (923)            100,201
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              16,133               7,897
   Net realized gain on distributions........................................                 912              23,534
   Net unrealized appreciation (depreciation) of Investments during the year.               7,728             172,681
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................              24,773             204,112
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $          23,850   $         304,313
                                                                               ===================  ==================

                                                                                   JPMORGAN            JPMORGAN
                                                                                   SMALL CAP           SMALL CAP
                                                                                  EQUITY FUND         GROWTH FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $             177   $              --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................               (528)             (8,489)
                                                                               ------------------  ------------------
     Total Expenses..........................................................               (528)             (8,489)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................               (351)             (8,489)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                172              14,285
   Net realized gain on distributions........................................              2,652              49,260
   Net unrealized appreciation (depreciation) of Investments during the year.              9,635             165,432
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             12,459             228,977
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          12,108   $         220,488
                                                                               ==================  ==================

                                                                                    JPMORGAN
                                                                                    SMALL CAP            JPMORGAN
                                                                                   VALUE FUND        U.S. EQUITY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................   $           4,074   $           7,192
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (1,954)             (7,181)
                                                                               -------------------  ------------------
     Total Expenses..........................................................              (1,954)             (7,181)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................               2,120                  11
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              (5,329)             57,562
   Net realized gain on distributions........................................              21,098              67,277
   Net unrealized appreciation (depreciation) of Investments during the year.              45,520             171,847
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................              61,289             296,686
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $          63,409   $         296,697
                                                                               ===================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-142

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-143

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                   JPMORGAN           JPMORGAN
                                                                                SMARTRETIREMENT    SMARTRETIREMENT
                                                                                   2020 FUND          2025 FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------

INVESTMENT INCOME:
   Dividends................................................................   $        156,604   $         200,240
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................            (44,242)            (72,950)
                                                                              ------------------  ------------------
     Total Expenses.........................................................            (44,242)            (72,950)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................            112,362             127,290
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             69,270             112,757
   Net realized gain on distributions.......................................            622,077             825,216
   Net unrealized appreciation (depreciation) of Investments during the year             81,734             278,207
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................            773,081           1,216,180
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........   $        885,443   $       1,343,470
                                                                              ==================  ==================

                                                                                   JPMORGAN           JPMORGAN
                                                                                SMARTRETIREMENT    SMARTRETIREMENT
                                                                                   2030 FUND          2035 FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------

INVESTMENT INCOME:
   Dividends................................................................   $        176,742   $         103,639
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................            (54,620)            (43,945)
                                                                              ------------------  ------------------
     Total Expenses.........................................................            (54,620)            (43,945)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................            122,122              59,694
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................            163,404             102,219
   Net realized gain on distributions.......................................          1,004,300             402,545
   Net unrealized appreciation (depreciation) of Investments during the year            253,939             498,038
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................          1,421,643           1,002,802
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........   $      1,543,765   $       1,062,496
                                                                              ==================  ==================

                                                                                   JPMORGAN           JPMORGAN
                                                                                SMARTRETIREMENT    SMARTRETIREMENT
                                                                                   2040 FUND          2045 FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------

INVESTMENT INCOME:
   Dividends................................................................   $         99,004   $          69,179
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................            (42,606)            (34,749)
                                                                              ------------------  ------------------
     Total Expenses.........................................................            (42,606)            (34,749)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................             56,398              34,430
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................            221,475             112,411
   Net realized gain on distributions.......................................            479,803             319,516
   Net unrealized appreciation (depreciation) of Investments during the year            543,764             411,454
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................          1,245,042             843,381
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........   $      1,301,440   $         877,811
                                                                              ==================  ==================

                                                                                   JPMORGAN           JPMORGAN
                                                                                SMARTRETIREMENT    SMARTRETIREMENT
                                                                                   2050 FUND         INCOME FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------

INVESTMENT INCOME:
   Dividends................................................................   $         55,415   $          62,812
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................            (25,568)            (18,041)
                                                                              ------------------  ------------------
     Total Expenses.........................................................            (25,568)            (18,041)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................             29,847              44,771
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             50,228              22,153
   Net realized gain on distributions.......................................            248,108             219,787
   Net unrealized appreciation (depreciation) of Investments during the year            353,983              23,547
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................            652,319             265,487
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........   $        682,166   $         310,258
                                                                              ==================  ==================

                                                                                   JP MORGAN           KEELEY
                                                                               SMART RETIREMENT       SMALL CAP
                                                                                   2055 FUND         VALUE FUND
                                                                                  SUB-ACCOUNT      SUB-ACCOUNT (3)
                                                                              ------------------  ------------------

INVESTMENT INCOME:
   Dividends................................................................  $          29,432   $           4,292
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................            (14,496)             (1,099)
                                                                              ------------------  ------------------
     Total Expenses.........................................................            (14,496)             (1,099)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................             14,936               3,193
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             42,070            (341,585)
   Net realized gain on distributions.......................................             98,042             200,618
   Net unrealized appreciation (depreciation) of Investments during the year            178,643             283,811
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................            318,755             142,844
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $         333,691   $         146,037
                                                                              ==================  ==================

(3)   Effective June 10, 2019 Keeley Small Cap Value Fund merged with Keeley
      Small Cap Dividend Value Fund

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-144

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-145

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                     LKCM AQUINAS
                                                                                 LOOMIS SAYLES         CATHOLIC
                                                                                   BOND FUND          EQUITY FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $         120,485   $             693
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (5,169)             (1,439)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (5,169)             (1,439)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................            115,316                (746)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (20,289)                 (5)
   Net realized gain on distributions........................................              4,971              15,086
   Net unrealized appreciation (depreciation) of Investments during the year.            277,402              19,482
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            262,084              34,563
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         377,400   $          33,817
                                                                               ==================  ==================

                                                                                                        LORD ABBETT
                                                                                   LORD ABBETT          FUNDAMENTAL
                                                                                 AFFILIATED FUND        EQUITY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................   $           9,604   $          38,079
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (4,242)            (15,851)
                                                                               -------------------  ------------------
     Total Expenses..........................................................              (4,242)            (15,851)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................               5,362              22,228
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                (355)            (70,773)
   Net realized gain on distributions........................................               9,404             219,003
   Net unrealized appreciation (depreciation) of Investments during the year.              75,945             371,326
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................              84,994             519,556
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $          90,356   $         541,784
                                                                               ===================  ==================

                                                                                  LORD ABBETT          LORD ABBETT
                                                                                     BOND                GROWTH
                                                                                DEBENTURE FUND     OPPORTUNITIES FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $          96,372    $              --
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................            (16,130)              (1,693)
                                                                               ------------------  -------------------
     Total Expenses..........................................................            (16,130)              (1,693)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             80,242               (1,693)
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                998                9,358
   Net realized gain on distributions........................................                 --                7,890
   Net unrealized appreciation (depreciation) of Investments during the year.            195,537               38,317
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................            196,535               55,565
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $         276,777    $          53,872
                                                                               ==================  ===================

                                                                                   LORD ABBETT
                                                                                   CALIBRATED
                                                                                    DIVIDEND            LORD ABBETT
                                                                                   GROWTH FUND       TOTAL RETURN FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................   $           3,442    $         169,883
                                                                               -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................              (2,409)              (8,786)
                                                                               -------------------  -------------------
     Total Expenses..........................................................              (2,409)              (8,786)
                                                                               -------------------  -------------------
     Net Investment income (loss)............................................               1,033              161,097
                                                                               -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................               3,682              (10,015)
   Net realized gain on distributions........................................               9,110                   --
   Net unrealized appreciation (depreciation) of Investments during the year.              33,170              304,275
                                                                               -------------------  -------------------
     Net gain (loss) on investments..........................................              45,962              294,260
                                                                               -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........   $          46,995    $         455,357
                                                                               ===================  ===================

                                                                                   LORD ABBETT         LORD ABBETT
                                                                                   DEVELOPING         INTERNATIONAL
                                                                                   GROWTH FUND       EQUITY INV OPT
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $              --   $           5,665
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................            (10,220)             (1,858)
                                                                               ------------------  ------------------
     Total Expenses..........................................................            (10,220)             (1,858)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................            (10,220)              3,807
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             17,336                (222)
   Net realized gain on distributions........................................            181,212                  --
   Net unrealized appreciation (depreciation) of Investments during the year.             59,605              61,512
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            258,153              61,290
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         247,933   $          65,097
                                                                               ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-146

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-147

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                   LORD ABBETT
                                                                                      VALUE             CLEARBRIDGE
                                                                               OPPORTUNITIES FUND       VALUE TRUST
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................   $           9,970    $             578
                                                                               -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (20,933)              (1,090)
                                                                               -------------------  -------------------
     Total Expenses..........................................................             (20,933)              (1,090)
                                                                               -------------------  -------------------
     Net Investment income (loss)............................................             (10,963)                (512)
                                                                               -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (83,954)               6,061
   Net realized gain on distributions........................................             320,764                   --
   Net unrealized appreciation (depreciation) of Investments during the year.             427,669               49,676
                                                                               -------------------  -------------------
     Net gain (loss) on investments..........................................             664,479               55,737
                                                                               -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........   $         653,516    $          55,225
                                                                               ===================  ===================

                                                                                                      MASSMUTUAL
                                                                                                    RETIRESMART(SM)
                                                                                   BMO MID-CAP        BY JPMORGAN
                                                                                   VALUE FUND          2010 FUND
                                                                                   SUB-ACCOUNT      SUB-ACCOUNT (4)
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $           6,167   $           1,497
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (1,476)                (25)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (1,476)                (25)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................              4,691               1,472
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (22,907)             (2,685)
   Net realized gain on distributions........................................                 38               2,157
   Net unrealized appreciation (depreciation) of Investments during the year.            121,591                 561
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             98,722                  33
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         103,413   $           1,505
                                                                               ==================  ==================

                                                                                MFS(R) EMERGING       MASSACHUSETTS
                                                                                    MARKETS         INVESTORS GROWTH
                                                                                   DEBT FUND           STOCK FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $          12,763    $          10,110
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (2,466)              (6,794)
                                                                               ------------------  -------------------
     Total Expenses..........................................................             (2,466)              (6,794)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             10,297                3,316
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (1,455)              61,266
   Net realized gain on distributions........................................                 --              265,971
   Net unrealized appreciation (depreciation) of Investments during the year.             25,219              795,839
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................             23,764            1,123,076
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $          34,061    $       1,126,392
                                                                               ==================  ===================

                                                                                                           MFS
                                                                                                      INTERNATIONAL
                                                                                    MFS HIGH               NEW
                                                                                   INCOME FUND       DISCOVERY FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $          43,233   $           3,604
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (5,847)             (1,728)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (5,847)             (1,728)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             37,386               1,876
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (2,562)              8,382
   Net realized gain on distributions........................................                 --               5,372
   Net unrealized appreciation (depreciation) of Investments during the year.             80,843              53,023
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             78,281              66,777
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         115,667   $          68,653
                                                                               ==================  ==================

                                                                                  MFS MID CAP            MFS NEW
                                                                                  GROWTH FUND        DISCOVERY FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $              --    $              --
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (5,191)                (787)
                                                                               ------------------  -------------------
     Total Expenses..........................................................             (5,191)                (787)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             (5,191)                (787)
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             36,087               54,904
   Net realized gain on distributions........................................              6,174              298,513
   Net unrealized appreciation (depreciation) of Investments during the year.            167,816              795,295
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................            210,077            1,148,712
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $         204,886    $       1,147,925
                                                                               ==================  ===================

(4)   Effective January 25, 2019 MassMutual RetireSMART(SM) by JPMorgan 2010
      Fund merged with MassMutual RetireSMART(SM) by JPMorgan In Retirement
      Fund

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-148

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-149

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                 MFS RESEARCH           MFS TOTAL
                                                                              INTERNATIONAL FUND       RETURN FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                              -------------------  -------------------

INVESTMENT INCOME:
   Dividends................................................................   $          39,762    $          49,061
                                                                              -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.......................................             (21,213)             (13,786)
                                                                              -------------------  -------------------
     Total Expenses.........................................................             (21,213)             (13,786)
                                                                              -------------------  -------------------
     Net Investment income (loss)...........................................              18,549               35,275
                                                                              -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             133,952              115,969
   Net realized gain on distributions.......................................                  --               28,007
   Net unrealized appreciation (depreciation) of Investments during the year             551,659              278,904
                                                                              -------------------  -------------------
     Net gain (loss) on investments.........................................             685,611              422,880
                                                                              -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations........   $         704,160    $         458,155
                                                                              ===================  ===================

                                                                                      MFS                MFS
                                                                                UTILITIES FUND       VALUE FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------

INVESTMENT INCOME:
   Dividends................................................................  $         108,869   $         174,853
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................            (26,614)            (34,323)
                                                                              ------------------  ------------------
     Total Expenses.........................................................            (26,614)            (34,323)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................             82,255             140,530
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             64,019             748,391
   Net realized gain on distributions.......................................            190,544             108,243
   Net unrealized appreciation (depreciation) of Investments during the year            563,237           1,437,420
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................            817,800           2,294,054
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $         900,055   $       2,434,584
                                                                              ==================  ==================

                                                                                                         MFS
                                                                                   MFS TOTAL        MASSACHUSETTS
                                                                               RETURN BOND FUND    INVESTORS TRUST
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------

INVESTMENT INCOME:
   Dividends................................................................  $          66,538   $           6,239
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................             (6,876)             (4,588)
                                                                              ------------------  ------------------
     Total Expenses.........................................................             (6,876)             (4,588)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................             59,662               1,651
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             35,091              62,798
   Net realized gain on distributions.......................................                 --              63,716
   Net unrealized appreciation (depreciation) of Investments during the year            128,288             151,425
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................            163,379             277,939
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $         223,041   $         279,590
                                                                              ==================  ==================

                                                                                      MFS
                                                                                 INTERNATIONAL          MFS CORE
                                                                                  GROWTH FUND          EQUITY FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                              -------------------  ------------------

INVESTMENT INCOME:
   Dividends................................................................   $           1,996   $          11,664
                                                                              -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................              (1,884)            (10,064)
                                                                              -------------------  ------------------
     Total Expenses.........................................................              (1,884)            (10,064)
                                                                              -------------------  ------------------
     Net Investment income (loss)...........................................                 112               1,600
                                                                              -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................               3,524              24,704
   Net realized gain on distributions.......................................                 970              37,884
   Net unrealized appreciation (depreciation) of Investments during the year              34,008             631,265
                                                                              -------------------  ------------------
     Net gain (loss) on investments.........................................              38,502             693,853
                                                                              -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........   $          38,614   $         695,453
                                                                              ===================  ==================

                                                                                     MFS                  MFS
                                                                                 GOVERNMENT          INTERNATIONAL
                                                                               SECURITIES FUND        VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------

INVESTMENT INCOME:
   Dividends................................................................  $          95,326   $         112,944
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................            (13,030)             (9,996)
                                                                              ------------------  ------------------
     Total Expenses.........................................................            (13,030)             (9,996)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................             82,296             102,948
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             (8,356)            349,155
   Net realized gain on distributions.......................................                 --             410,375
   Net unrealized appreciation (depreciation) of Investments during the year            201,447           2,089,845
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................            193,091           2,849,375
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $         275,387   $       2,952,323
                                                                              ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-150

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-151

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                       MFS              MFS CORE
                                                                                 TECHNOLOGY FUND      EQUITY SERIES
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................   $             --   $              32
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (1,242)                (98)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (1,242)                (98)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (1,242)                (66)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              1,877               2,054
   Net realized gain on distributions........................................              3,762                 518
   Net unrealized appreciation (depreciation) of Investments during the year.             40,357               2,267
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             45,996               4,839
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $         44,754   $           4,773
                                                                               ==================  ==================

                                                                                      MFS                  MFS
                                                                               UTILITIES SERIES        GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $           9,081    $             --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (1,684)             (2,620)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (1,684)             (2,620)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................              7,397              (2,620)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              9,363              26,272
   Net realized gain on distributions........................................                667               4,959
   Net unrealized appreciation (depreciation) of Investments during the year.             33,267              55,456
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             43,297              86,687
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          50,694    $         84,067
                                                                               ==================  ==================

                                                                                                       BLACKROCK
                                                                                       MFS              GLOBAL
                                                                                   HIGH YIELD         ALLOCATION
                                                                                    PORTFOLIO         FUND, INC.
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $           8,491   $          82,598
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (1,086)            (54,235)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (1,086)            (54,235)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................              7,405              28,363
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (1,643)            (95,015)
   Net realized gain on distributions........................................                 --             290,419
   Net unrealized appreciation (depreciation) of Investments during the year.             14,395             894,234
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             12,752           1,089,638
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          20,157   $       1,118,001
                                                                               ==================  ==================

                                                                                    BLACKROCK            BLACKROCK
                                                                                    ADVANTAGE            ADVANTAGE
                                                                                    LARGE CAP           U.S. TOTAL
                                                                                    CORE FUND           MARKET FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................   $           1,057   $             530
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                (667)               (890)
                                                                               -------------------  ------------------
     Total Expenses..........................................................                (667)               (890)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................                 390                (360)
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                 556               2,457
   Net realized gain on distributions........................................               1,815                 417
   Net unrealized appreciation (depreciation) of Investments during the year.              14,059              12,184
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................              16,430              15,058
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $          16,820   $          14,698
                                                                               ===================  ==================

                                                                                   BLACKROCK            BLACKROCK
                                                                                    MID CAP           INTERNATIONAL
                                                                                 DIVIDEND FUND        DIVIDEND FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $          19,862    $           8,440
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................            (11,930)              (3,659)
                                                                               ------------------  -------------------
     Total Expenses..........................................................            (11,930)              (3,659)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................              7,932                4,781
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (23,869)             (60,354)
   Net realized gain on distributions........................................             39,634                  942
   Net unrealized appreciation (depreciation) of Investments during the year.            317,965              128,301
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................            333,730               68,889
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $         341,662    $          73,670
                                                                               ==================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-152

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-153

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                    BLACKROCK         VICTORY MUNDER
                                                                                 MID CAP GROWTH        MID-CAP CORE
                                                                                EQUITY PORTFOLIO        GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................   $              --   $              --
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (4,057)             (9,701)
                                                                               -------------------  ------------------
     Total Expenses..........................................................              (4,057)             (9,701)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................              (4,057)             (9,701)
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................               6,935            (144,551)
   Net realized gain on distributions........................................               1,954           1,309,560
   Net unrealized appreciation (depreciation) of Investments during the year.              89,747            (409,437)
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................              98,636             755,572
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $          94,579   $         745,871
                                                                               ===================  ==================

                                                                                    NEUBERGER          NUVEEN NWQ
                                                                               BERMAN SUSTAINABLE     INTERNATIONAL
                                                                                   EQUITY FUND         VALUE FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $           8,397    $           2,452
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................            (10,246)                (730)
                                                                               ------------------  -------------------
     Total Expenses..........................................................            (10,246)                (730)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             (1,849)               1,722
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              2,178                   20
   Net realized gain on distributions........................................            135,339                   --
   Net unrealized appreciation (depreciation) of Investments during the year.            221,742               10,218
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................            359,259               10,238
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $         357,410    $          11,960
                                                                               ==================  ===================

                                                                                   THE OAKMARK         THE OAKMARK
                                                                                  INTERNATIONAL        EQUITY AND
                                                                                 SMALL CAP FUND        INCOME FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $             883   $         165,905
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (1,404)                (63)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (1,404)                (63)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................               (521)            165,842
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (5,705)             16,666
   Net realized gain on distributions........................................                 --             698,821
   Net unrealized appreciation (depreciation) of Investments during the year.            114,337             908,941
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            108,632           1,624,428
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         108,111   $       1,790,270
                                                                               ==================  ==================

                                                                                    INVESCO
                                                                                  OPPENHEIMER            INVESCO
                                                                                    CAPITAL            OPPENHEIMER
                                                                               APPRECIATION FUND       GLOBAL FUND
                                                                                SUB-ACCOUNT (5)      SUB-ACCOUNT (6)
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $              --    $          29,080
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (4,994)             (21,047)
                                                                               ------------------  -------------------
     Total Expenses..........................................................             (4,994)             (21,047)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             (4,994)               8,033
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             11,960               65,357
   Net realized gain on distributions........................................            193,950               45,096
   Net unrealized appreciation (depreciation) of Investments during the year.             70,127            1,221,133
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................            276,037            1,331,586
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $         271,043    $       1,339,619
                                                                               ==================  ===================

                                                                                     INVESCO             INVESCO
                                                                                   OPPENHEIMER         OPPENHEIMER
                                                                                     GLOBAL           INTERNATIONAL
                                                                               OPPORTUNITIES FUND      GROWTH FUND
                                                                                 SUB-ACCOUNT (7)     SUB-ACCOUNT (8)
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $              --   $          33,869
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (3,515)             (6,445)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (3,515)             (6,445)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (3,515)             27,424
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             19,073              53,997
   Net realized gain on distributions........................................             25,545                  --
   Net unrealized appreciation (depreciation) of Investments during the year.             76,351             888,673
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            120,969             942,670
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         117,454   $         970,094
                                                                               ==================  ==================

(5)   Formerly Oppenheimer Capital Appreciation Fund. Change effective May 24,
      2019

(6)   Formerly Oppenheimer Global Fund. Change effective May 24, 2019

(7)   Formerly Oppenheimer Global Opportunities Fund. Change effective May 24,
      2019

(8)   Formerly Oppenheimer International Growth Fund. Change effective May 24,
      2019

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-154

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-155

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                          INVESCO
                                                                                     INVESCO            OPPENHEIMER
                                                                                   OPPENHEIMER       GLOBAL STRATEGIC
                                                                                MAIN STREET FUND        INCOME FUND
                                                                                 SUB-ACCOUNT (9)     SUB-ACCOUNT (10)
                                                                               -------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................   $           4,218   $          29,900
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (4,419)             (5,713)
                                                                               -------------------  ------------------
     Total Expenses..........................................................              (4,419)             (5,713)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................                (201)             24,187
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                 136              (4,084)
   Net realized gain on distributions........................................              36,000                  --
   Net unrealized appreciation (depreciation) of Investments during the year.             133,225              38,302
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................             169,361              34,218
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $         169,160   $          58,405
                                                                               ===================  ==================

                                                                                    INVESCO              INVESCO
                                                                                  OPPENHEIMER          OPPENHEIMER
                                                                                  MAIN STREET          DEVELOPING
                                                                                 MID CAP FUND         MARKETS FUND
                                                                               SUB-ACCOUNT (11)     SUB-ACCOUNT (12)
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $              --    $          14,723
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................            (15,579)             (20,915)
                                                                               ------------------  -------------------
     Total Expenses..........................................................            (15,579)             (20,915)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................            (15,579)              (6,192)
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (19,784)             152,295
   Net realized gain on distributions........................................            134,662               87,400
   Net unrealized appreciation (depreciation) of Investments during the year.            626,948              755,616
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................            741,826              995,311
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $         726,247    $         989,119
                                                                               ==================  ===================

                                                                                     INVESCO             INVESCO
                                                                                   OPPENHEIMER         OPPENHEIMER
                                                                                     CAPITAL          INTERNATIONAL
                                                                                   INCOME FUND          BOND FUND
                                                                                SUB-ACCOUNT (13)    SUB-ACCOUNT (14)
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $              10   $         175,632
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                 (4)            (26,761)
                                                                               ------------------  ------------------
     Total Expenses..........................................................                 (4)            (26,761)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                  6             148,871
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                  7             (44,847)
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of Investments during the year.                 42             188,477
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................                 49             143,630
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $              55   $         292,501
                                                                               ==================  ==================

                                                                                    INVESCO              INVESCO
                                                                                  OPPENHEIMER          OPPENHEIMER
                                                                                    MID CAP            MAIN STREET
                                                                                  VALUE FUND         ALL CAP FUND(R)
                                                                               SUB-ACCOUNT (15)     SUB-ACCOUNT (16)
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $           2,202    $           5,551
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (3,508)              (7,934)
                                                                               ------------------  -------------------
     Total Expenses..........................................................             (3,508)              (7,934)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             (1,306)              (2,383)
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              6,470                5,886
   Net realized gain on distributions........................................             49,854                4,250
   Net unrealized appreciation (depreciation) of Investments during the year.             38,534              297,491
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................             94,858              307,627
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $          93,552    $         305,244
                                                                               ==================  ===================

                                                                                     INVESCO
                                                                                   OPPENHEIMER          INVESCO
                                                                                 GOLD & SPECIAL       OPPENHEIMER
                                                                                  MINERALS FUND    REAL ESTATE FUND
                                                                                SUB-ACCOUNT (17)   SUB-ACCOUNT (18)
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $           5,391   $          25,430
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................            (13,960)             (8,486)
                                                                               ------------------  ------------------
     Total Expenses..........................................................            (13,960)             (8,486)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (8,569)             16,944
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (2,385)             52,567
   Net realized gain on distributions........................................                 --              28,215
   Net unrealized appreciation (depreciation) of Investments during the year.            644,876             215,705
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            642,491             296,487
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         633,922   $         313,431
                                                                               ==================  ==================

(9)   Formerly Oppenheimer Main Street Fund. Change effective May 24, 2019

(10)  Formerly Oppenheimer Global Strategic Income Fund. Change effective May
      24, 2019

(11)  Formerly Oppenheimer Main Street Mid Cap Fund. Change effective May 24,
      2019

(12)  Formerly Oppenheimer Developing Markets Fund. Change effective May 24,
      2019

(13)  Formerly Oppenheimer Capital Income Fund. Change effective May 24, 2019

(14)  Formerly Oppenheimer International Bond Fund. Change effective May 24,
      2019

(15)  Formerly Oppenheimer Mid Cap Value Fund. Change effective May 24, 2019

(16)  Formerly Oppenheimer Oppenheimer Main Street All Cap Fund(R). Change
      effective May 24, 2019

(17)  Formerly Oppenheimer Gold & Special Minerals Fund. Change effective May
      24, 2019

(18)  Formerly Oppenheimer Real Estate Fund. Change effective May 24, 2019

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-156

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-157

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                      INVESCO             INVESCO
                                                                                    OPPENHEIMER         OPPENHEIMER
                                                                                      EQUITY           INTERNATIONAL
                                                                                    INCOME FUND      DIVERSIFIED FUND
                                                                                 SUB-ACCOUNT (19)    SUB-ACCOUNT (20)
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $             153   $           1,754
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................                (65)             (1,627)
                                                                                ------------------  ------------------
     Total Expenses...........................................................                (65)             (1,627)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................                 88                 127
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                 (7)              4,959
   Net realized gain on distributions.........................................                373               2,155
   Net unrealized appreciation (depreciation) of Investments during the year..                882              25,656
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................              1,248              32,770
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $           1,336   $          32,897
                                                                                ==================  ==================

                                                                                      INVESCO
                                                                                    OPPENHEIMER            PUTNAM
                                                                                      RISING               GLOBAL
                                                                                  DIVIDENDS FUND         EQUITY FUND
                                                                                 SUB-ACCOUNT (21)        SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................  $              100   $               --
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................                (124)                (477)
                                                                                -------------------  -------------------
     Total Expenses...........................................................                (124)                (477)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................                 (24)                (477)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                   1                   85
   Net realized gain on distributions.........................................                 367                5,577
   Net unrealized appreciation (depreciation) of Investments during the year..               2,003                9,995
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................               2,371               15,657
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $            2,347   $           15,180
                                                                                ===================  ===================

                                                                                                          PUTNAM VT
                                                                                     PUTNAM VT          INTERNATIONAL
                                                                                  HIGH YIELD FUND        GROWTH FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................  $           21,480    $              --
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (2,749)              (1,053)
                                                                                -------------------  -------------------
     Total Expenses...........................................................              (2,749)              (1,053)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................              18,731               (1,053)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                (659)              (1,197)
   Net realized gain on distributions.........................................                  --               17,733
   Net unrealized appreciation (depreciation) of Investments during the year..              30,061               16,866
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              29,402               33,402
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $           48,133   $           32,349
                                                                                ===================  ===================

                                                                                     PUTNAM VT            PUTNAM VT
                                                                                    SUSTAINABLE           SMALL CAP
                                                                                   LEADERS FUND          VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................  $            1,939    $           1,410
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (2,667)              (1,442)
                                                                                -------------------  -------------------
     Total Expenses...........................................................              (2,667)              (1,442)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................                (728)                 (32)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              27,212               (9,016)
   Net realized gain on distributions.........................................              61,622               22,733
   Net unrealized appreciation (depreciation) of Investments during the year..              25,291               29,460
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................             114,125               43,177
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $          113,397    $          43,145
                                                                                ===================  ===================

                                                                                      PIONEER
                                                                                    DISCIPLINED        PIONEER EQUITY
                                                                                    VALUE FUND           INCOME FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................   $           1,874    $             891
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (1,298)                (613)
                                                                                -------------------  -------------------
     Total Expenses...........................................................              (1,298)                (613)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................                 576                  278
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              (1,804)              (1,232)
   Net realized gain on distributions.........................................                  --                1,037
   Net unrealized appreciation (depreciation) of Investments during the year..              35,309               11,188
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              33,505               10,993
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $          34,081    $          11,271
                                                                                ===================  ===================

(19)  Formerly Oppenheimer Equity Income Fund. Change effective May 24, 2019

(20)  Formerly Oppenheimer International Diversified Fund. Change effective May
      24, 2019

(21)  Formerly Oppenheimer Rising Dividends Fund. Change effective May 24,
      2019

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-158

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-159

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                     PIONEER             ALLIANZGI
                                                                                   FUNDAMENTAL       NFJ INTERNATIONAL
                                                                                   GROWTH FUND          VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $              33   $             287
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................               (661)                (93)
                                                                                ------------------  ------------------
     Total Expenses...........................................................               (661)                (93)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................               (628)                194
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                 80                 (47)
   Net realized gain on distributions.........................................              4,783                  --
   Net unrealized appreciation (depreciation) of Investments during the year..             14,003               1,841
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................             18,866               1,794
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $          18,238   $           1,988
                                                                                ==================  ==================

                                                                                     ALLIANZGI           ALLIANZGI
                                                                                   NFJ SMALL-CAP       NFJ DIVIDEND
                                                                                    VALUE FUND          VALUE FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $           4,417   $          77,655
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (7,284)            (36,666)
                                                                                ------------------  ------------------
     Total Expenses...........................................................             (7,284)            (36,666)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................             (2,867)             40,989
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................           (100,546)           (430,270)
   Net realized gain on distributions.........................................             88,062             391,553
   Net unrealized appreciation (depreciation) of Investments during the year..            229,667             923,914
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................            217,183             885,197
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $         214,316   $         926,186
                                                                                ==================  ==================

                                                                                   AMG MANAGERS            PIMCO
                                                                                      CADENCE        EMERGING MARKETS
                                                                                   MID CAP FUND          BOND FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $             141   $          19,608
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................               (381)             (3,756)
                                                                                ------------------  ------------------
     Total Expenses...........................................................               (381)             (3,756)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................               (240)             15,852
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................               (336)             (2,125)
   Net realized gain on distributions.........................................              1,229                  --
   Net unrealized appreciation (depreciation) of Investments during the year..              7,977              45,012
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................              8,870              42,887
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $           8,630   $           58,739
                                                                                ==================  ==================

                                                                                                          PIONEER
                                                                                   PIONEER FUND       HIGH YIELD FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................  $           6,383   $           52,480
                                                                                ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (8,090)              (6,390)
                                                                                ------------------  -------------------
     Total Expenses...........................................................             (8,090)              (6,390)
                                                                                ------------------  -------------------
     Net Investment income (loss).............................................             (1,707)              46,090
                                                                                ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................            (32,973)              (2,478)
   Net realized gain on distributions.........................................             66,138                   --
   Net unrealized appreciation (depreciation) of Investments during the year..            170,479               86,985
                                                                                ------------------  -------------------
     Net gain (loss) on investments...........................................            203,644               84,507
                                                                                ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $         201,937   $          130,597
                                                                                ==================  ===================

                                                                                      PIONEER              PIONEER
                                                                                     STRATEGIC             MID CAP
                                                                                    INCOME FUND          VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................  $          142,078   $            7,438
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (18,463)              (8,185)
                                                                                -------------------  -------------------
     Total Expenses...........................................................             (18,463)              (8,185)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................             123,615                 (747)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              (1,566)              (9,672)
   Net realized gain on distributions.........................................                  --                3,238
   Net unrealized appreciation (depreciation) of Investments during the year..             329,440              226,983
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................             327,874              220,549
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $          451,489   $          219,802
                                                                                ===================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-160

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-161

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                     PIONEER
                                                                                 SELECT MID CAP        PIMCO TOTAL
                                                                                   GROWTH FUND       RETURN ESG FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $              --   $           5,263
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (7,457)             (1,442)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (7,457)             (1,442)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (7,457)              3,821
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             72,357                  45
   Net realized gain on distributions........................................             12,197                  --
   Net unrealized appreciation (depreciation) of Investments during the year.            131,425               7,809
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            215,979               7,854
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         208,522   $          11,675
                                                                               ==================  ==================

                                                                                    PUTNAM
                                                                                    EQUITY               PUTNAM
                                                                                  INCOME FUND        HIGH YIELD FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $          12,492    $          61,268
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (6,294)              (8,542)
                                                                               ------------------  -------------------
     Total Expenses..........................................................             (6,294)              (8,542)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................              6,198               52,726
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             26,826               (6,457)
   Net realized gain on distributions........................................             20,437                   --
   Net unrealized appreciation (depreciation) of Investments during the year.            163,554              102,439
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................            210,817               95,982
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $         217,015    $         148,708
                                                                               ==================  ===================

                                                                                     PUTNAM               PUTNAM
                                                                                  INTERNATIONAL         SUSTAINABLE
                                                                                   EQUITY FUND         LEADERS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................   $           5,200    $               3
                                                                               -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................              (1,136)                  (7)
                                                                               -------------------  -------------------
     Total Expenses..........................................................              (1,136)                  (7)
                                                                               -------------------  -------------------
     Net Investment income (loss)............................................               4,064                   (4)
                                                                               -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................               3,418                    2
   Net realized gain on distributions........................................                  --                   68
   Net unrealized appreciation (depreciation) of Investments during the year.              64,092                  210
                                                                               -------------------  -------------------
     Net gain (loss) on investments..........................................              67,510                  280
                                                                               -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........   $          71,574   $              276
                                                                               ===================  ===================

                                                                                     PUTNAM
                                                                                  INTERNATIONAL          PUTNAM
                                                                                     CAPITAL            SMALL CAP
                                                                               OPPORTUNITIES FUND      GROWTH FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $              --   $              --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (1,781)               (809)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (1,781)               (809)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (1,781)               (809)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................               (356)             13,925
   Net realized gain on distributions........................................              3,157               2,450
   Net unrealized appreciation (depreciation) of Investments during the year.             45,990              22,970
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             48,791              39,345
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          47,010   $          38,536
                                                                               ==================  ==================

                                                                                                          ROYCE
                                                                                     ROYCE          SMALLER-COMPANIES
                                                                               TOTAL RETURN FUND       GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $           5,195    $              --
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (5,269)              (1,961)
                                                                               ------------------  -------------------
     Total Expenses..........................................................             (5,269)              (1,961)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................                (74)              (1,961)
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (17,833)             (68,214)
   Net realized gain on distributions........................................             59,287               15,512
   Net unrealized appreciation (depreciation) of Investments during the year.            104,252              166,442
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................            145,706              113,740
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $         145,632    $         111,779
                                                                               ==================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-162

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-163

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                       ROYCE              COLUMBIA
                                                                                     SMALL-CAP            LARGE CAP
                                                                                    VALUE FUND           VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................   $           1,491   $            2,164
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (2,420)                (752)
                                                                                -------------------  -------------------
     Total Expenses...........................................................              (2,420)                (752)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................                (929)               1,412
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              (1,086)                 471
   Net realized gain on distributions.........................................               6,523                5,497
   Net unrealized appreciation (depreciation) of Investments during the year..              28,996               24,728
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              34,433               30,696
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $          33,504   $           32,108
                                                                                ===================  ===================

                                                                                                         RIDGEWORTH
                                                                                     COLUMBIA              CEREDEX
                                                                                   SMALL/MID CAP       SMALL CAP VALUE
                                                                                    VALUE FUND           EQUITY FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $            2,198   $          11,336
                                                                                -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (2,597)             (8,003)
                                                                                -------------------  ------------------
     Total Expenses...........................................................              (2,597)             (8,003)
                                                                                -------------------  ------------------
     Net Investment income (loss).............................................                (399)              3,333
                                                                                -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              (3,499)           (116,617)
   Net realized gain on distributions.........................................               8,451              32,817
   Net unrealized appreciation (depreciation) of Investments during the year..              51,779             231,981
                                                                                -------------------  ------------------
     Net gain (loss) on investments...........................................              56,731             148,181
                                                                                -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $           56,332   $         151,514
                                                                                ===================  ==================

                                                                                    RIDGEWORTH
                                                                                      CEREDEX           RIDGEWORTH
                                                                                   MID-CAP VALUE     SEIX TOTAL RETURN
                                                                                    EQUITY FUND          BOND FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $          10,060   $           2,566
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (9,865)             (1,115)
                                                                                ------------------  ------------------
     Total Expenses...........................................................             (9,865)             (1,115)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................                195               1,451
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................            (15,986)                (13)
   Net realized gain on distributions.........................................             60,962                  --
   Net unrealized appreciation (depreciation) of Investments during the year..            276,986               6,907
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................            321,962               6,894
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $         322,157   $           8,345
                                                                                ==================  ==================

                                                                                   RIDGEWORTH
                                                                                     CEREDEX               DWS
                                                                                 LARGE CAP VALUE       REAL ESTATE
                                                                                   EQUITY FUND       SECURITIES FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $             347   $             311
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................               (532)               (161)
                                                                                ------------------  ------------------
     Total Expenses...........................................................               (532)               (161)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................               (185)                150
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             (8,547)                 13
   Net realized gain on distributions.........................................              1,606               1,130
   Net unrealized appreciation (depreciation) of Investments during the year..             32,187               3,127
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................             25,246               4,270
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $          25,061   $           4,420
                                                                                ==================  ==================

                                                                                       DWS                 DWS
                                                                                     EQUITY              CAPITAL
                                                                                  DIVIDEND FUND        GROWTH FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $           3,492   $               6
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (1,306)               (111)
                                                                                ------------------  ------------------
     Total Expenses...........................................................             (1,306)               (111)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................              2,186                (105)
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              1,482                   3
   Net realized gain on distributions.........................................             11,015                 653
   Net unrealized appreciation (depreciation) of Investments during the year..             32,037               1,878
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................             44,534               2,534
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $          46,720   $           2,429
                                                                                ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-164

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-165

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                       DWS
                                                                                    ENHANCED
                                                                                EMERGING MARKETS       SSGA S&P 500
                                                                                  FIXED INCOME          INDEX FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................   $             836   $          38,477
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                (237)            (12,783)
                                                                               -------------------  ------------------
     Total Expenses..........................................................                (237)            (12,783)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................                 599              25,694
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                (123)             36,122
   Net realized gain on distributions........................................                  --             103,898
   Net unrealized appreciation (depreciation) of Investments during the year.               2,182             379,299
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................               2,059             519,319
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $           2,658   $         545,013
                                                                               ===================  ==================

                                                                                                          DWS
                                                                                       DWS              GLOBAL
                                                                                 CORE EQUITY VIP      GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $             778   $           1,003
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................               (267)               (896)
                                                                               ------------------  ------------------
     Total Expenses..........................................................               (267)               (896)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                511                 107
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (4,636)              4,025
   Net realized gain on distributions........................................              7,781                  --
   Net unrealized appreciation (depreciation) of Investments during the year.              8,071              30,917
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             11,216              34,942
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          11,727   $          35,049
                                                                               ==================  ==================

                                                                                                     MASSMUTUAL SELECT
                                                                                     SELECT            TOTAL RETURN
                                                                                  OVERSEAS FUND          BOND FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................   $           5,103    $          7,308
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (1,400)             (1,530)
                                                                               -------------------  ------------------
     Total Expenses..........................................................              (1,400)             (1,530)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................               3,703               5,778
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................               6,468                 112
   Net realized gain on distributions........................................               4,975                  --
   Net unrealized appreciation (depreciation) of Investments during the year.              36,262              14,246
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................              47,705              14,358
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $          51,408   $           20,136
                                                                               ===================  ==================

                                                                                                        SELECT
                                                                                   MASSMUTUAL       T. ROWE PRICE/
                                                                                    BLUE CHIP         FRONTIER MC
                                                                                   GROWTH FUND        GR II FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $              --   $              --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                 (5)             (1,283)
                                                                               ------------------  ------------------
     Total Expenses..........................................................                 (5)             (1,283)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                 (5)             (1,283)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              1,295              21,079
   Net realized gain on distributions........................................                 25               8,318
   Net unrealized appreciation (depreciation) of Investments during the year.               (629)             22,727
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................                691              52,124
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $             686   $          50,841
                                                                               ==================  ==================

                                                                                     SELECT
                                                                                WESTERN STRATEGIC       CLEARBRIDGE
                                                                                    BOND FUND        APPRECIATION FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................   $           8,846   $           6,289
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (1,110)             (4,364)
                                                                               -------------------  ------------------
     Total Expenses..........................................................              (1,110)             (4,364)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................               7,736               1,925
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                 774               8,816
   Net realized gain on distributions........................................               5,008              33,478
   Net unrealized appreciation (depreciation) of Investments during the year.              13,498              97,410
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................              19,280             139,704
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $          27,016   $         141,629
                                                                               ===================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-166

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-167

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                  CLEARBRIDGE
                                                                                  AGGRESSIVE           CLEARBRIDGE
                                                                                  GROWTH FUND      ALL CAP VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $             180    $             418
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................               (357)                (374)
                                                                               ------------------  -------------------
     Total Expenses..........................................................               (357)                (374)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................               (177)                  44
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                 25                 (908)
   Net realized gain on distributions........................................              4,329                    8
   Net unrealized appreciation (depreciation) of Investments during the year.              2,778                6,767
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................              7,132                5,867
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $           6,955    $           5,911
                                                                               ==================  ===================

                                                                                                      CLEARBRIDGE
                                                                                   CLEARBRIDGE         SMALL CAP
                                                                                  MID CAP FUND        GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $           4,741   $              --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (6,028)             (6,078)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (6,028)             (6,078)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (1,287)             (6,078)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             16,139              54,706
   Net realized gain on distributions........................................             87,228              61,802
   Net unrealized appreciation (depreciation) of Investments during the year.            199,057              76,675
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            302,424             193,183
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         301,137   $         187,105
                                                                               ==================  ==================

                                                                                   THORNBURG
                                                                                 INTERNATIONAL          THORNBURG
                                                                                  VALUE FUND           VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $          32,893    $           5,465
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................            (20,202)             (12,564)
                                                                               ------------------  -------------------
     Total Expenses..........................................................            (20,202)             (12,564)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             12,691               (7,099)
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (57,703)             115,975
   Net realized gain on distributions........................................            162,110                   --
   Net unrealized appreciation (depreciation) of Investments during the year.            596,949              259,387
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................            701,356              375,362
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $         714,047    $         368,263
                                                                               ==================  ===================

                                                                                                      TIMOTHY PLAN
                                                                                    THORNBURG         LARGE/MID CAP
                                                                                CORE GROWTH FUND       VALUE FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $              --   $             717
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (6,619)             (1,425)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (6,619)             (1,425)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (6,619)               (708)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             91,760                 488
   Net realized gain on distributions........................................             71,661              18,187
   Net unrealized appreciation (depreciation) of Investments during the year.             30,395              24,366
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            193,816              43,041
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         187,197   $          42,333
                                                                               ==================  ==================

                                                                                 T. ROWE PRICE       T. ROWE PRICE
                                                                                    GROWTH              EQUITY
                                                                               STOCK FUND, INC.       INCOME FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $              --   $          25,581
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................            (54,817)            (10,575)
                                                                               ------------------  ------------------
     Total Expenses..........................................................            (54,817)            (10,575)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................            (54,817)             15,006
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            396,955              (1,978)
   Net realized gain on distributions........................................            102,269              71,575
   Net unrealized appreciation (depreciation) of Investments during the year.          1,274,302             220,566
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................          1,773,526             290,163
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $       1,718,709   $         305,169
                                                                               ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-168

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-169

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                   T. ROWE PRICE       T. ROWE PRICE
                                                                                  RETIREMENT 2010     RETIREMENT 2020
                                                                                       FUND                FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $          19,351   $         198,499
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (6,823)            (82,879)
                                                                                ------------------  ------------------
     Total Expenses...........................................................             (6,823)            (82,879)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................             12,528             115,620
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              2,305             129,800
   Net realized gain on distributions.........................................             24,188             408,025
   Net unrealized appreciation (depreciation) of Investments during the year..            109,160           1,306,634
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................            135,653           1,844,459
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $         148,181   $       1,960,079
                                                                                ==================  ==================

                                                                                  T. ROWE PRICE       T. ROWE PRICE
                                                                                 RETIREMENT 2030     RETIREMENT 2040
                                                                                      FUND                FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $         208,952   $          97,621
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................           (100,370)            (58,566)
                                                                                ------------------  ------------------
     Total Expenses...........................................................           (100,370)            (58,566)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................            108,582              39,055
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................            139,115              84,872
   Net realized gain on distributions.........................................            533,990             377,886
   Net unrealized appreciation (depreciation) of Investments during the year..          1,961,271           1,180,336
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................          2,634,376           1,643,094
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $       2,742,958   $       1,682,149
                                                                                ==================  ==================

                                                                                   T. ROWE PRICE        T. ROWE PRICE
                                                                                  RETIREMENT 2050        RETIREMENT
                                                                                       FUND             BALANCED FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................   $          41,721    $          12,606
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (30,757)              (6,313)
                                                                                -------------------  -------------------
     Total Expenses...........................................................             (30,757)              (6,313)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................              10,964                6,293
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              85,450               (2,135)
   Net realized gain on distributions.........................................             172,101               13,219
   Net unrealized appreciation (depreciation) of Investments during the year..             537,524               91,817
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................             795,075              102,901
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $         806,039    $         109,194
                                                                                ===================  ===================

                                                                                    UBS GLOBAL             UBS US
                                                                                  ALLOCATION FUND      ALLOCATION FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................   $             252   $               34
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................                 (63)                 (75)
                                                                                -------------------  -------------------
     Total Expenses...........................................................                 (63)                 (75)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................                 189                  (41)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                   2                 (155)
   Net realized gain on distributions.........................................                 375                   63
   Net unrealized appreciation (depreciation) of Investments during the year..                 490                1,925
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................                 867                1,833
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $           1,056   $            1,792
                                                                                ===================  ===================

                                                                                     VANGUARD           VANGUARD
                                                                                     SMALL-CAP           MID-CAP
                                                                                    INDEX FUND         INDEX FUND
                                                                                    SUB-ACCOUNT        SUB-ACCOUNT
                                                                                -----------------  -----------------

INVESTMENT INCOME:
   Dividends..................................................................  $          53,232  $          36,703
                                                                                -----------------  -----------------

EXPENSES:
   Mortality and expense risk charges.........................................                 --                 --
                                                                                -----------------  -----------------
     Total Expenses...........................................................                 --                 --
                                                                                -----------------  -----------------
     Net Investment income (loss).............................................             53,232             36,703
                                                                                -----------------  -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................            127,616             94,610
   Net realized gain on distributions.........................................                 --                 --
   Net unrealized appreciation (depreciation) of Investments during the year..            681,204            486,931
                                                                                -----------------  -----------------
     Net gain (loss) on investments...........................................            808,820            581,541
                                                                                -----------------  -----------------
     Net increase (decrease) in net assets resulting from operations..........  $         862,052  $         618,244
                                                                                =================  =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-170

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-171

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                     VANGUARD            VANGUARD
                                                                                 TOTAL BOND MARKET  TOTAL STOCK MARKET
                                                                                    INDEX FUND          INDEX FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $          32,877   $          44,330
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................                 --                  --
                                                                                ------------------  ------------------
     Total Expenses...........................................................                 --                  --
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................             32,877              44,330
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             (1,001)            118,290
   Net realized gain on distributions.........................................                 --                  --
   Net unrealized appreciation (depreciation) of Investments during the year..             65,583             458,161
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................             64,582             576,451
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $          97,459   $         620,781
                                                                                ==================  ==================

                                                                                      VICTORY            VICTORY
                                                                                    DIVERSIFIED          SPECIAL
                                                                                    STOCK FUND         VALUE FUND
                                                                                    SUB-ACCOUNT        SUB-ACCOUNT
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $           2,469   $           4,136
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (4,987)             (8,848)
                                                                                ------------------  ------------------
     Total Expenses...........................................................             (4,987)             (8,848)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................             (2,518)             (4,712)
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................            (29,211)             34,112
   Net realized gain on distributions.........................................             28,455              34,600
   Net unrealized appreciation (depreciation) of Investments during the year..            140,198             205,474
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................            139,442             274,186
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $         136,924   $         269,474
                                                                                ==================  ==================

                                                                                     VICTORY              VICTORY
                                                                                    SYCAMORE             SYCAMORE
                                                                                  SMALL COMPANY         ESTABLISHED
                                                                                OPPORTUNITY FUND        VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                                ------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................  $          16,303    $         110,086
                                                                                ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................            (21,261)              (5,212)
                                                                                ------------------  -------------------
     Total Expenses...........................................................            (21,261)              (5,212)
                                                                                ------------------  -------------------
     Net Investment income (loss).............................................             (4,958)             104,874
                                                                                ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................            187,982              167,999
   Net realized gain on distributions.........................................            163,053              436,365
   Net unrealized appreciation (depreciation) of Investments during the year..            616,431            1,705,778
                                                                                ------------------  -------------------
     Net gain (loss) on investments...........................................            967,466            2,310,142
                                                                                ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $         962,508    $       2,415,016
                                                                                ==================  ===================

                                                                                      INVESCO
                                                                                     SMALL CAP             INVESCO
                                                                                  DISCOVERY FUND        COMSTOCK FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................   $              --    $         109,242
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (11,666)             (17,701)
                                                                                -------------------  -------------------
     Total Expenses...........................................................             (11,666)             (17,701)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................             (11,666)              91,541
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             (19,015)              64,111
   Net realized gain on distributions.........................................             280,551              276,075
   Net unrealized appreciation (depreciation) of Investments during the year..             142,153              708,840
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................             403,689            1,049,026
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $         392,023    $       1,140,567
                                                                                ===================  ===================

                                                                                      INVESCO              INVESCO
                                                                                    EQUITY AND           GROWTH AND
                                                                                    INCOME FUND          INCOME FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  ---------------------

INVESTMENT INCOME:
   Dividends..................................................................  $          264,049   $          42,938
                                                                                -------------------  ---------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (59,209)            (18,438)
                                                                                -------------------  ---------------------
     Total Expenses...........................................................             (59,209)            (18,438)
                                                                                -------------------  ---------------------
     Net Investment income (loss).............................................             204,840              24,500
                                                                                -------------------  ---------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              46,055             (24,277)
   Net realized gain on distributions.........................................             589,728             153,637
   Net unrealized appreciation (depreciation) of Investments during the year..           1,650,873             334,551
                                                                                -------------------  ---------------------
     Net gain (loss) on investments...........................................           2,286,656             463,911
                                                                                -------------------  ---------------------
     Net increase (decrease) in net assets resulting from operations..........  $        2,491,496   $         488,411
                                                                                ===================  =====================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-172

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-173

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                      INVESCO             INVESCO
                                                                                      MID CAP             QUALITY
                                                                                    GROWTH FUND         INCOME FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $              --   $              32
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................            (10,837)                 (9)
                                                                                ------------------  ------------------
     Total Expenses...........................................................            (10,837)                 (9)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................            (10,837)                 23
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             14,739                 (13)
   Net realized gain on distributions.........................................            258,444                  --
   Net unrealized appreciation (depreciation) of Investments during the year..             88,500                  29
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................            361,683                  16
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $         350,846   $              39
                                                                                ==================  ==================

                                                                                      INVESCO             INVESCO
                                                                                     SMALL CAP           AMERICAN
                                                                                    VALUE FUND          VALUE FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................  $              --   $               --
                                                                                ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (7,085)              (1,097)
                                                                                ------------------  -------------------
     Total Expenses...........................................................             (7,085)              (1,097)
                                                                                ------------------  -------------------
     Net Investment income (loss).............................................             (7,085)              (1,097)
                                                                                ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................            (79,769)              (1,121)
   Net realized gain on distributions.........................................             20,399                3,319
   Net unrealized appreciation (depreciation) of Investments during the year..            294,041               19,207
                                                                                ------------------  -------------------
     Net gain (loss) on investments...........................................            234,671               21,405
                                                                                ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $         227,586   $           20,308
                                                                                ==================  ===================

                                                                                      INVESCO              INVESCO
                                                                                       VALUE             DIVERSIFIED
                                                                                OPPORTUNITIES FUND      DIVIDEND FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................  $               --    $          11,466
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (1,938)              (2,865)
                                                                                -------------------  -------------------
     Total Expenses...........................................................              (1,938)              (2,865)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................              (1,938)               8,601
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................               4,533                3,090
   Net realized gain on distributions.........................................              10,385               14,237
   Net unrealized appreciation (depreciation) of Investments during the year..             118,559               74,426
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................             133,477               91,753
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $          131,539   $          100,354
                                                                                ===================  ===================

                                                                                      INVESCO              INVESCO
                                                                                     AMERICAN            GLOBAL CORE
                                                                                  FRANCHISE FUND         EQUITY FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................  $               --    $             605
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (3,691)                (524)
                                                                                -------------------  -------------------
     Total Expenses...........................................................              (3,691)                (524)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................              (3,691)                  81
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              19,415                 (977)
   Net realized gain on distributions.........................................              42,086                   --
   Net unrealized appreciation (depreciation) of Investments during the year..             153,363               11,959
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................             214,864               10,982
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $          211,173    $          11,063
                                                                                ===================  ===================

                                                                                                        WELLS FARGO
                                                                                   VANGUARD 500        INTERNATIONAL
                                                                                    INDEX FUND          EQUITY FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................   $         100,092   $           1,752
                                                                                ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................                  --                (406)
                                                                                ------------------  -------------------
     Total Expenses...........................................................                  --                (406)
                                                                                ------------------  -------------------
     Net Investment income (loss).............................................             100,092               1,346
                                                                                ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             300,796                (799)
   Net realized gain on distributions.........................................                  --                  --
   Net unrealized appreciation (depreciation) of Investments during the year..             929,681              10,135
                                                                                ------------------  -------------------
     Net gain (loss) on investments...........................................           1,230,477               9,336
                                                                                ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $       1,330,569   $          10,682
                                                                                ==================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-174

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-175

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                   COLUMBIA SELIGMAN
                                                                                                    COMMUNICATIONS
                                                                                  WELLS FARGO             AND
                                                                                CORE BOND FUND     INFORMATION FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $           1,942   $              --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................               (850)             (2,999)
                                                                               ------------------  ------------------
     Total Expenses..........................................................               (850)             (2,999)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................              1,092              (2,999)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                232              24,889
   Net realized gain on distributions........................................                174              54,815
   Net unrealized appreciation (depreciation) of Investments during the year.              4,426             141,463
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................              4,832             221,167
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $           5,924   $         218,168
                                                                               ==================  ==================

                                                                                COLUMBIA SELIGMAN     COLUMBIA SELECT
                                                                                     GLOBAL              SMALL CAP
                                                                                 TECHNOLOGY FUND        VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................   $              --   $                1
                                                                               -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................              (2,755)                 (79)
                                                                               -------------------  -------------------
     Total Expenses..........................................................              (2,755)                 (79)
                                                                               -------------------  -------------------
     Net Investment income (loss)............................................              (2,755)                 (78)
                                                                               -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              20,331               (2,304)
   Net realized gain on distributions........................................              45,417                   --
   Net unrealized appreciation (depreciation) of Investments during the year.             115,504                6,093
                                                                               -------------------  -------------------
     Net gain (loss) on investments..........................................             181,252                3,789
                                                                               -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........   $         178,497   $            3,711
                                                                               ===================  ===================

                                                                                    TIAA-CREF           TIAA-CREF
                                                                                    LARGE CAP           LARGE CAP
                                                                                VALUE INDEX FUND       GROWTH FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $          71,208   $          28,323
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (2,965)             (5,790)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (2,965)             (5,790)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             68,243              22,533
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             17,191             135,676
   Net realized gain on distributions........................................            119,315              43,092
   Net unrealized appreciation (depreciation) of Investments during the year.            401,271             730,954
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            537,777             909,722
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         606,020   $         932,255
                                                                               ==================  ==================

                                                                                                       TIAA-CREF
                                                                                   TIAA-CREF            EQUITY
                                                                                BOND INDEX FUND       INDEX FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $           6,639   $          57,691
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (1,806)             (8,335)
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (1,806)             (8,335)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................              4,833              49,356
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              1,090             121,222
   Net realized gain on distributions........................................                 --               7,777
   Net unrealized appreciation (depreciation) of Investments during the year.             13,043             751,485
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             14,133             880,484
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          18,966   $         929,840
                                                                               ==================  ==================

                                                                                                        MASSMUTUAL
                                                                                 MM MSCI EAFE(R)      RETIRESMART(SM)
                                                                                  INTERNATIONAL      BY JPMORGAN 2015
                                                                                   INDEX FUND              FUND
                                                                                   SUB-ACCOUNT       SUB-ACCOUNT (22)
                                                                               -------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................   $           9,906   $              139
                                                                               -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................              (2,061)                 (48)
                                                                               -------------------  -------------------
     Total Expenses..........................................................              (2,061)                 (48)
                                                                               -------------------  -------------------
     Net Investment income (loss)............................................               7,845                   91
                                                                               -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              (2,139)             (39,556)
   Net realized gain on distributions........................................               1,942               15,760
   Net unrealized appreciation (depreciation) of Investments during the year.              60,843               34,335
                                                                               -------------------  -------------------
     Net gain (loss) on investments..........................................              60,646               10,539
                                                                               -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........   $          68,491   $           10,630
                                                                               ===================  ===================

(22)  Effective January 25, 2019 MassMutual RetireSMART(SM) by JPMorgan 2015
      Fund merged with MassMutual RetireSMART(SM) by JPMorgan In Retirement
      Fund

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-176

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-177

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                   MASSMUTUAL           MASSMUTUAL
                                                                                 RETIRESMART(SM)      RETIRESMART(SM)
                                                                                BY JPMORGAN 2020     BY JPMORGAN 2025
                                                                                      FUND                 FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $           9,020   $          25,764
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (3,064)             (7,596)
                                                                                ------------------  ------------------
     Total Expenses...........................................................             (3,064)             (7,596)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................              5,956              18,168
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................               (848)                430
   Net realized gain on distributions.........................................             11,854              65,232
   Net unrealized appreciation (depreciation) of Investments during the year..             32,265              85,558
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................             43,271             151,220
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $          49,227   $         169,388
                                                                                ==================  ==================

                                                                                    MASSMUTUAL         MASSMUTUAL
                                                                                  RETIRESMART(SM)    RETIRESMART(SM)
                                                                                 BY JPMORGAN 2030   BY JPMORGAN 2035
                                                                                       FUND               FUND
                                                                                    SUB-ACCOUNT        SUB-ACCOUNT
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $          33,168   $          24,064
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................            (13,593)             (8,517)
                                                                                ------------------  ------------------
     Total Expenses...........................................................            (13,593)             (8,517)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................             19,575              15,547
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              5,805              (1,444)
   Net realized gain on distributions.........................................            119,641             109,592
   Net unrealized appreciation (depreciation) of Investments during the year..            147,895              97,845
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................            273,341             205,993
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $         292,916   $         221,540
                                                                                ==================  ==================

                                                                                    MASSMUTUAL          MASSMUTUAL
                                                                                  RETIRESMART(SM)     RETIRESMART(SM)
                                                                                 BY JPMORGAN 2040    BY JPMORGAN 2045
                                                                                       FUND                FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $          25,695   $          14,050
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (9,803)             (5,516)
                                                                                ------------------  ------------------
     Total Expenses...........................................................             (9,803)             (5,516)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................             15,892               8,534
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                (12)               (892)
   Net realized gain on distributions.........................................            129,153              74,581
   Net unrealized appreciation (depreciation) of Investments during the year..            110,443              64,251
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................            239,584             137,940
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $         255,476   $         146,474
                                                                                ==================  ==================

                                                                                    MASSMUTUAL          MASSMUTUAL
                                                                                  RETIRESMART(SM)     RETIRESMART(SM)
                                                                                 BY JPMORGAN 2050       BY JPMORGAN
                                                                                       FUND         IN RETIREMENT FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $           9,199   $          10,229
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (5,407)             (1,180)
                                                                                ------------------  ------------------
     Total Expenses...........................................................             (5,407)             (1,180)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................              3,792               9,049
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             (1,692)              1,696
   Net realized gain on distributions.........................................             48,598               4,276
   Net unrealized appreciation (depreciation) of Investments during the year..             56,352              38,765
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................            103,258              44,737
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $         107,050   $          53,786
                                                                                ==================  ==================

                                                                                    MASSMUTUAL
                                                                                  RETIRESMART(SM)
                                                                                 BY JPMORGAN 2055    AMERICAN CENTURY
                                                                                       FUND            HERITAGE FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................  $           3,978   $               --
                                                                                ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (1,741)              (5,471)
                                                                                ------------------  -------------------
     Total Expenses...........................................................             (1,741)              (5,471)
                                                                                ------------------  -------------------
     Net Investment income (loss).............................................              2,237               (5,471)
                                                                                ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                (28)              (3,241)
   Net realized gain on distributions.........................................             20,535              104,536
   Net unrealized appreciation (depreciation) of Investments during the year..             15,761              149,688
                                                                                ------------------  -------------------
     Net gain (loss) on investments...........................................             36,268              250,983
                                                                                ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $          38,505   $          245,512
                                                                                ==================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-178

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-179

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                        NORTH SQUARE
                                                                                    CLEARBRIDGE           OAK RIDGE
                                                                                     SMALL CAP            SMALL CAP
                                                                                    VALUE FUND           GROWTH FUND
                                                                                    SUB-ACCOUNT       SUB-ACCOUNT (23)
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................   $              31    $              --
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................                 (18)              (3,433)
                                                                                -------------------  -------------------
     Total Expenses...........................................................                 (18)              (3,433)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................                  13               (3,433)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                 (62)            (117,179)
   Net realized gain on distributions.........................................                 157               51,092
   Net unrealized appreciation (depreciation) of Investments during the year..                 451              165,823
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................                 546               99,736
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $             559    $          96,303
                                                                                ===================  ===================

                                                                                      INVESCO            MASSMUTUAL
                                                                                    OPPENHEIMER       PREMIER STRATEGIC
                                                                                   INTERMEDIATE           EMERGING
                                                                                    INCOME FUND         MARKETS FUND
                                                                                 SUB-ACCOUNT (24)        SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................   $             134    $              10
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................                 (55)                 (95)
                                                                                -------------------  -------------------
     Total Expenses...........................................................                 (55)                 (95)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................                  79                  (85)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                   9                   (4)
   Net realized gain on distributions.........................................                  --                  634
   Net unrealized appreciation (depreciation) of Investments during the year..                 192                1,021
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................                 201                1,651
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $             280    $           1,566
                                                                                ===================  ===================

                                                                                    MASSMUTUAL        MASSMUTUAL SELECT
                                                                                 PREMIER SMALL CAP    SMALL CAP GROWTH
                                                                                OPPORTUNITIES FUND       EQUITY FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................   $              --    $              --
                                                                                -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................                (855)                  --
                                                                                -------------------  ------------------
     Total Expenses...........................................................                (855)                  --
                                                                                -------------------  ------------------
     Net Investment income (loss).............................................                (855)                  --
                                                                                -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                (965)                  27
   Net realized gain on distributions.........................................               1,580                   --
   Net unrealized appreciation (depreciation) of Investments during the year..              56,919                  122
                                                                                -------------------  ------------------
     Net gain (loss) on investments...........................................              57,534                  149
                                                                                -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........   $          56,679    $             149
                                                                                ===================  ==================

                                                                                   FIDELITY VIP         FIDELITY VIP
                                                                                   FREEDOM 2035         FREEDOM 2040
                                                                                     PORTFOLIO            PORTFOLIO
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................   $             135    $              --
                                                                                -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................                 (30)                  --
                                                                                -------------------  ------------------
     Total Expenses...........................................................                 (30)                  --
                                                                                -------------------  ------------------
     Net Investment income (loss).............................................                 105                   --
                                                                                -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                  (1)                  --
   Net realized gain on distributions.........................................                 263                   --
   Net unrealized appreciation (depreciation) of Investments during the year..               1,595                    2
                                                                                -------------------  ------------------
     Net gain (loss) on investments...........................................               1,857                    2
                                                                                -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........   $           1,962    $               2
                                                                                ===================  ==================

                                                                                   FIDELITY VIP
                                                                                   FREEDOM 2050         IVY SMALL CAP
                                                                                     PORTFOLIO           GROWTH FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................   $               7   $               --
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................                  (1)                (709)
                                                                                -------------------  -------------------
     Total Expenses...........................................................                  (1)                (709)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................                   6                 (709)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                  --              (11,469)
   Net realized gain on distributions.........................................                  13               33,248
   Net unrealized appreciation (depreciation) of Investments during the year..                  85              200,409
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................                  98              222,188
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $             104   $          221,479
                                                                                ===================  ===================

(23)  Formerly Oak Ridge Small Cap Growth Fund. Change effective May 10, 2019

(24)  Formerly Oppenheimer Corporate Bond Fund. Change effective May 24, 2019

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-180

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-181

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                  T. ROWE PRICE       MSIF GLOBAL
                                                                                 RETIREMENT 2060      OPPORTUNITY
                                                                                      FUND             PORTFOLIO
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $             173   $              --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                (65)             (1,150)
                                                                               ------------------  ------------------
     Total Expenses..........................................................                (65)             (1,150)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                108              (1,150)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                 11                 453
   Net realized gain on distributions........................................                445                  --
   Net unrealized appreciation (depreciation) of Investments during the year.              1,094              33,803
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................              1,550              34,256
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $           1,658   $          33,106
                                                                               ==================  ==================

                                                                                    JPMORGAN         AMERICAN CENTURY
                                                                                 U.S. GOVERNMENT      U.S. GOVERNMENT
                                                                                  MONEY MARKET         MONEY MARKET
                                                                                      FUND                 FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................   $          15,720   $          13,254
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (8,372)             (3,578)
                                                                               -------------------  ------------------
     Total Expenses..........................................................              (8,372)             (3,578)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................               7,348               9,676
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                  --                  --
   Net realized gain on distributions........................................                  --                  --
   Net unrealized appreciation (depreciation) of Investments during the year.                  --                  --
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................                  --                  --
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $           7,348   $           9,676
                                                                               ===================  ==================

                                                                                    INVESCO
                                                                                 BALANCED-RISK       COLUMBIA SELECT
                                                                                   COMMODITY          INTERNATIONAL
                                                                                 STRATEGY FUND         EQUITY FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $              83    $            104
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                (95)                (72)
                                                                               ------------------  ------------------
     Total Expenses..........................................................                (95)                (72)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                (12)                 32
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................               (175)                111
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of Investments during the year.                753               1,616
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................                578               1,727
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $             566   $            1,759
                                                                               ==================  ==================

                                                                                 PUTNAM GROWTH        JOHN HANCOCK
                                                                                 OPPORTUNITIES             NEW
                                                                                     FUND          OPPORTUNITIES FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

INVESTMENT INCOME:
   Dividends.................................................................  $              --    $              --
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................                (64)              (3,103)
                                                                               ------------------  -------------------
     Total Expenses..........................................................                (64)              (3,103)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................                (64)              (3,103)
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                 19                 (355)
   Net realized gain on distributions........................................                223               14,814
   Net unrealized appreciation (depreciation) of Investments during the year.              1,255               72,025
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................              1,497               86,484
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $           1,433    $          83,381
                                                                               ==================  ===================

                                                                                    COLUMBIA
                                                                                    LARGE CAP         VICTORY RS
                                                                                   GROWTH III         VALUE FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

INVESTMENT INCOME:
   Dividends.................................................................  $              --   $          10,425
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (6,823)                 --
                                                                               ------------------  ------------------
     Total Expenses..........................................................             (6,823)                 --
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (6,823)             10,425
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             11,213             (26,372)
   Net realized gain on distributions........................................             67,737             122,334
   Net unrealized appreciation (depreciation) of Investments during the year.            122,982             390,815
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            201,932             486,777
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         195,109   $         497,202
                                                                               ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-182

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-183

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                           BLACKROCK
                                                                                                           ADVANTAGE
                                                                                   PIONEER GLOBAL          SMALL CAP
                                                                                     EQUITY FUND          GROWTH FUND
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  ------------------

INVESTMENT INCOME:
   Dividends...................................................................   $          10,942   $           2,156
                                                                                 -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..........................................              (8,166)             (5,527)
                                                                                 -------------------  ------------------
     Total Expenses............................................................              (8,166)             (5,527)
                                                                                 -------------------  ------------------
     Net Investment income (loss)..............................................               2,776              (3,371)
                                                                                 -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................             (18,530)            (47,431)
   Net realized gain on distributions..........................................                  --              57,875
   Net unrealized appreciation (depreciation) of Investments during the year...             238,089             226,290
                                                                                 -------------------  ------------------
     Net gain (loss) on investments............................................             219,559             236,734
                                                                                 -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...........   $         222,335   $         233,363
                                                                                 ===================  ==================

                                                                                  MASSMUTUAL SELECT    MASSMUTUAL SELECT
                                                                                    T.ROWE PRICE         T.ROWE PRICE
                                                                                  RETIRE 2030 FUND     RETIRE 2035 FUND
                                                                                  SUB-ACCOUNT (25)        SUB-ACCOUNT
                                                                                 -------------------  -------------------

INVESTMENT INCOME:
   Dividends...................................................................  $               --   $              527
                                                                                 -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..........................................                 (83)                (337)
                                                                                 -------------------  -------------------
     Total Expenses............................................................                 (83)                (337)
                                                                                 -------------------  -------------------
     Net Investment income (loss)..............................................                 (83)                 190
                                                                                 -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................               2,350                   21
   Net realized gain on distributions..........................................                  --                  403
   Net unrealized appreciation (depreciation) of Investments during the year...                   2                5,084
                                                                                 -------------------  -------------------
     Net gain (loss) on investments............................................               2,352                5,508
                                                                                 -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...........  $            2,269   $            5,698
                                                                                 ===================  ===================

                                                                                  MASSMUTUAL SELECT   MASSMUTUAL SELECT
                                                                                    T.ROWE PRICE        T.ROWE PRICE
                                                                                  RETIRE 2040 FUND    RETIRE 2050 FUND
                                                                                  SUB-ACCOUNT (26)    SUB-ACCOUNT (27)
                                                                                 -------------------  ------------------

INVESTMENT INCOME:
   Dividends...................................................................   $             146   $             272
                                                                                 -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..........................................                 (23)                (77)
                                                                                 -------------------  ------------------
     Total Expenses............................................................                 (23)                (77)
                                                                                 -------------------  ------------------
     Net Investment income (loss)..............................................                 123                 195
                                                                                 -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................                   1                   1
   Net realized gain on distributions..........................................                  93                 159
   Net unrealized appreciation (depreciation) of Investments during the year...                 446                 889
                                                                                 -------------------  ------------------
     Net gain (loss) on investments............................................                 540               1,049
                                                                                 -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...........   $             663   $           1,244
                                                                                 ===================  ==================

                                                                                  MASSMUTUAL SELECT    MASSMUTUAL SELECT
                                                                                    T.ROWE PRICE         T.ROWE PRICE
                                                                                  RETIRE 2055 FUND     RETIRE 2060 FUND
                                                                                  SUB-ACCOUNT (28)     SUB-ACCOUNT (29)
                                                                                 -------------------  -------------------

INVESTMENT INCOME:
   Dividends...................................................................  $               59   $               37
                                                                                 -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..........................................                  (7)                  (5)
                                                                                 -------------------  -------------------
     Total Expenses............................................................                  (7)                  (5)
                                                                                 -------------------  -------------------
     Net Investment income (loss)..............................................                  52                   32
                                                                                 -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................                  --                   --
   Net realized gain on distributions..........................................                  37                   22
   Net unrealized appreciation (depreciation) of Investments during the year...                  94                   71
                                                                                 -------------------  -------------------
     Net gain (loss) on investments............................................                 131                   93
                                                                                 -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...........  $              183   $              125
                                                                                 ===================  ===================

                                                                                      BLACKROCK
                                                                                       S&P 500
                                                                                   INDEX V.I. FUND
                                                                                     SUB-ACCOUNT
                                                                                 -------------------

INVESTMENT INCOME:
   Dividends...................................................................   $         220,925
                                                                                 -------------------

EXPENSES:
   Mortality and expense risk charges..........................................             (54,638)
                                                                                 -------------------
     Total Expenses............................................................             (54,638)
                                                                                 -------------------
     Net Investment income (loss)..............................................             166,287
                                                                                 -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................             135,130
   Net realized gain on distributions..........................................             605,855
   Net unrealized appreciation (depreciation) of Investments during the year...           2,004,317
                                                                                 -------------------
     Net gain (loss) on investments............................................           2,745,302
                                                                                 -------------------
     Net increase (decrease) in net assets resulting from operations...........   $       2,911,589
                                                                                 ===================

(25)  Funded as of January 11, 2019

(26)  Funded as of October 21, 2019

(27)  Funded as of September 17, 2019

(28)  Funded as of October 11, 2019

(29)  Funded as of October 11, 2019

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-184

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-185

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                     HARTFORD           BNY MELLON
                                                                                   INTERNATIONAL       INSIGHT CORE
                                                                                    EQUITY FUND          PLUS FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $           8,742   $          20,535
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (3,317)             (3,352)
                                                                                ------------------  ------------------
     Total Expenses...........................................................             (3,317)             (3,352)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................              5,425              17,183
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              2,694               4,475
   Net realized gain on distributions.........................................                 --                  --
   Net unrealized appreciation (depreciation) of Investments during the year..             63,640              47,616
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................             66,334              52,091
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $          71,759   $          69,274
                                                                                ==================  ==================

                                                                                      KEELEY
                                                                                     SMALL CAP            HARTFORD
                                                                                     DIVIDEND              GLOBAL
                                                                                    VALUE FUND           IMPACT FUND
                                                                                 SUB-ACCOUNT (30)     SUB-ACCOUNT (31)
                                                                                -------------------  ------------------

INVESTMENT INCOME:
   Dividends..................................................................  $           10,974   $             100
                                                                                -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (1,304)                (33)
                                                                                -------------------  ------------------
     Total Expenses...........................................................              (1,304)                (33)
                                                                                -------------------  ------------------
     Net Investment income (loss).............................................               9,670                  67
                                                                                -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              (9,207)                  2
   Net realized gain on distributions.........................................                  --                  --
   Net unrealized appreciation (depreciation) of Investments during the year..              33,771                 814
                                                                                -------------------  ------------------
     Net gain (loss) on investments...........................................              24,564                 816
                                                                                -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $           34,234   $             883
                                                                                ===================  ==================

                                                                                MM RUSSELL 2000(R)
                                                                                     SMALL CAP          MM S&P 500(R)
                                                                                    INDEX FUND           INDEX FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

INVESTMENT INCOME:
   Dividends..................................................................  $            2,508   $           45,879
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (1,961)             (12,703)
                                                                                -------------------  -------------------
     Total Expenses...........................................................              (1,961)             (12,703)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................                 547               33,176
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                (429)              (7,005)
   Net realized gain on distributions.........................................              11,533              124,080
   Net unrealized appreciation (depreciation) of Investments during the year..              26,557              418,357
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              37,661              535,432
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $           38,208   $          568,608
                                                                                ===================  ===================

                                                                                  MM S&P MID CAP
                                                                                    INDEX FUND
                                                                                    SUB-ACCOUNT
                                                                                -------------------

INVESTMENT INCOME:
   Dividends..................................................................  $           16,131
                                                                                -------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (13,446)
                                                                                -------------------
     Total Expenses...........................................................             (13,446)
                                                                                -------------------
     Net Investment income (loss).............................................               2,685
                                                                                -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                 687
   Net realized gain on distributions.........................................              48,739
   Net unrealized appreciation (depreciation) of Investments during the year..             326,235
                                                                                -------------------
     Net gain (loss) on investments...........................................             375,661
                                                                                -------------------
     Net increase (decrease) in net assets resulting from operations..........  $          378,346
                                                                                ===================

(30)  Funded as of June 10, 2019

(31)  Funded as of November 22, 2019

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-186

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-187

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONCLUDED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                            RUSSELL
                                                                                  RUSSELL BALANCED       CONSERVATIVE
                                                                                    STRATEGY FUND        STRATEGY FUND
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  -------------------

INVESTMENT INCOME:
   Dividends...................................................................  $            2,885    $             351
                                                                                 -------------------  -------------------

EXPENSES:
     Mortality and expense risk charges........................................              (2,431)                (119)
                                                                                 -------------------  -------------------
     Total Expenses............................................................              (2,431)                (119)
                                                                                 -------------------  -------------------
     Net Investment income (loss)..............................................                 454                  232
                                                                                 -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................              (6,712)                (482)
   Net realized gain on distributions..........................................               6,492                  119
   Net unrealized appreciation (depreciation) of Investments during the year...              31,496                1,224
                                                                                 -------------------  -------------------
     Net gain (loss) on investments............................................              31,276                  861
                                                                                 -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...........  $           31,730    $           1,093
                                                                                 ===================  ===================

                                                                                   RUSSELL EQUITY
                                                                                       GROWTH          RUSSELL GROWTH
                                                                                    STRATEGY FUND       STRATEGY FUND
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 ------------------  -------------------

INVESTMENT INCOME:
   Dividends...................................................................  $              16   $            7,348
                                                                                 ------------------  -------------------

EXPENSES:
     Mortality and expense risk charges........................................                (18)              (4,702)
                                                                                 ------------------  -------------------
     Total Expenses............................................................                (18)              (4,702)
                                                                                 ------------------  -------------------
     Net Investment income (loss)..............................................                 (2)               2,646
                                                                                 ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................                (10)              (8,555)
   Net realized gain on distributions..........................................                 32               29,789
   Net unrealized appreciation (depreciation) of Investments during the year...                216               53,685
                                                                                 ------------------  -------------------
     Net gain (loss) on investments............................................                238               74,919
                                                                                 ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...........  $             236   $           77,565
                                                                                 ==================  ===================

                                                                                  RUSSELL MODERATE          PIMCO
                                                                                    STRATEGY FUND     TOTAL RETURN FUND
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 -------------------  ------------------

INVESTMENT INCOME:
   Dividends...................................................................   $           6,585   $         602,597
                                                                                 -------------------  ------------------

EXPENSES:
     Mortality and expense risk charges........................................              (2,961)           (110,849)
                                                                                 -------------------  ------------------
     Total Expenses............................................................              (2,961)           (110,849)
                                                                                 -------------------  ------------------
     Net Investment income (loss)..............................................               3,624             491,748
                                                                                 -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................              (2,803)            (83,498)
   Net realized gain on distributions..........................................               8,699              12,983
   Net unrealized appreciation (depreciation) of Investments during the year...              27,115             813,266
                                                                                 -------------------  ------------------
     Net gain (loss) on investments............................................              33,011             742,751
                                                                                 -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...........   $          36,635   $        1,234,499
                                                                                 ===================  ==================

                                                                                        PIMCO
                                                                                  REAL RETURN FUND
                                                                                     SUB-ACCOUNT
                                                                                 -------------------

INVESTMENT INCOME:
   Dividends...................................................................  $          191,986
                                                                                 -------------------

EXPENSES:
     Mortality and expense risk charges........................................             (48,660)
                                                                                 -------------------
     Total Expenses............................................................             (48,660)
                                                                                 -------------------
     Net Investment income (loss)..............................................             143,326
                                                                                 -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................             (14,554)
   Net realized gain on distributions..........................................                  --
   Net unrealized appreciation (depreciation) of Investments during the year...             768,189
                                                                                 -------------------
     Net gain (loss) on investments............................................             753,635
                                                                                 -------------------
     Net increase (decrease) in net assets resulting from operations...........  $          896,961
                                                                                 ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-188

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-189

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                 AMERICAN CENTURY        AMERICAN
                                                                                      EQUITY              CENTURY
                                                                                    INCOME FUND         GROWTH FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $         613,583   $          44,328
   Net realized gain (loss) on security transactions..........................            198,152             409,329
   Net realized gain on distributions.........................................          1,597,420           1,204,130
   Net unrealized appreciation (depreciation) of investments during the year..          4,305,883           4,968,820
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............          6,715,038           6,626,607
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................          1,915,276             226,765
   Net transfers..............................................................           (235,951)           (336,747)
   Surrenders for benefit payments and fees...................................         (5,241,958)         (2,717,434)
   Other transactions.........................................................                778                 (11)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................               (108)               (126)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....         (3,561,963)         (2,827,553)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................          3,153,075           3,799,054

NET ASSETS:
   Beginning of year..........................................................         29,721,065          19,806,745
                                                                                ------------------  ------------------
   End of year................................................................  $      32,874,140   $      23,605,799
                                                                                ==================  ==================

                                                                                     AMERICAN           AMERICAN
                                                                                      CENTURY          CENTURY VP
                                                                                   ULTRA(R) FUND      BALANCED FUND
                                                                                    SUB-ACCOUNT        SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          (2,387)  $           1,350
   Net realized gain (loss) on security transactions..........................             29,707               2,913
   Net realized gain on distributions.........................................             18,274               3,843
   Net unrealized appreciation (depreciation) of investments during the year..             76,114              19,696
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            121,708              27,802
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             24,844               1,702
   Net transfers..............................................................             (3,836)                260
   Surrenders for benefit payments and fees...................................           (114,112)            (30,212)
   Other transactions.........................................................                (36)                 22
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (24)                 --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (93,164)            (28,228)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................             28,544                (426)

NET ASSETS:
   Beginning of year..........................................................            395,253             157,554
                                                                                ------------------  ------------------
   End of year................................................................  $         423,797   $         157,128
                                                                                ==================  ==================

                                                                                     AMERICAN         AMERICAN CENTURY
                                                                                    CENTURY VP            SMALL CAP
                                                                                INTERNATIONAL FUND       VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $              69    $          11,837
   Net realized gain (loss) on security transactions..........................                 411              (77,084)
   Net realized gain on distributions.........................................                 869               66,400
   Net unrealized appreciation (depreciation) of investments during the year..               1,616              954,391
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............               2,965              955,544
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                 540               86,415
   Net transfers..............................................................              (7,122)            (219,595)
   Surrenders for benefit payments and fees...................................                  --             (372,121)
   Other transactions.........................................................                  (2)                  (1)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                  (19)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              (6,584)            (505,321)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              (3,619)             450,223

NET ASSETS:
   Beginning of year..........................................................              14,508            3,028,379
                                                                                -------------------  -------------------
   End of year................................................................   $          10,889    $       3,478,602
                                                                                ===================  ===================

                                                                                     AMERICAN
                                                                                      CENTURY         AMERICAN CENTURY
                                                                                   LARGE COMPANY     INFLATION-ADJUSTED
                                                                                    VALUE FUND            BOND FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $             302   $            1,891
   Net realized gain (loss) on security transactions..........................                 849                   29
   Net realized gain on distributions.........................................                 344                   --
   Net unrealized appreciation (depreciation) of investments during the year..               7,643                6,154
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............               9,138                8,074
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               4,735               11,509
   Net transfers..............................................................                  --                   --
   Surrenders for benefit payments and fees...................................              (5,833)              (1,340)
   Other transactions.........................................................                 (11)                  11
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (18)                  --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              (1,127)              10,180
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................               8,011               18,254

NET ASSETS:
   Beginning of year..........................................................              36,629              117,264
                                                                                -------------------  -------------------
   End of year................................................................   $          44,640   $          135,518
                                                                                ===================  ===================

                                                                                                         AMERICAN
                                                                                 AMERICAN CENTURY       CENTURY VP
                                                                                      EQUITY             INCOME &
                                                                                    GROWTH FUND         GROWTH FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $            (428)  $           2,815
   Net realized gain (loss) on security transactions..........................             (8,212)              8,837
   Net realized gain on distributions.........................................              6,920              20,834
   Net unrealized appreciation (depreciation) of investments during the year..             55,608              12,978
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............             53,888              45,464
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             19,191               3,083
   Net transfers..............................................................               (552)              1,123
   Surrenders for benefit payments and fees...................................           (352,506)            (75,793)
   Other transactions.........................................................                 (7)                185
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                  --
   Net annuity transactions...................................................                 --              (2,477)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (333,874)            (73,879)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................           (279,986)            (28,415)

NET ASSETS:
   Beginning of year..........................................................            361,702             219,670
                                                                                ------------------  ------------------
   End of year................................................................  $          81,716   $         191,255
                                                                                ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-190

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-191

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                     AMERICAN             AMERICAN
                                                                                    CENTURY VP           CENTURY VP
                                                                                    ULTRA FUND           VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $          (7,178)   $          12,045
   Net realized gain (loss) on security transactions..........................              18,141               38,800
   Net realized gain on distributions.........................................             107,810               52,192
   Net unrealized appreciation (depreciation) of investments during the year..             172,460               94,777
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             291,233              197,814
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               1,743               13,393
   Net transfers..............................................................             (27,325)             (13,539)
   Surrenders for benefit payments and fees...................................             (22,785)            (118,300)
   Other transactions.........................................................                  --                   --
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................                  --               (2,460)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (48,367)            (120,906)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             242,866               76,908

NET ASSETS:
   Beginning of year..........................................................             878,332              804,546
                                                                                -------------------  -------------------
   End of year................................................................   $       1,121,198    $         881,454
                                                                                ===================  ===================

                                                                                     AMERICAN
                                                                                      CENTURY           INVESCO V.I.
                                                                                      MID CAP             SMALL CAP
                                                                                    VALUE FUND           EQUITY FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $           7,335    $            (664)
   Net realized gain (loss) on security transactions..........................             (17,641)                 (42)
   Net realized gain on distributions.........................................                  --               11,645
   Net unrealized appreciation (depreciation) of investments during the year..             235,411                9,974
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             225,105               20,913
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             168,543                    5
   Net transfers..............................................................             (12,808)                  --
   Surrenders for benefit payments and fees...................................            (518,897)                  --
   Other transactions.........................................................                 (22)                  --
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (18)                  --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (363,202)                   5
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................            (138,097)              20,918

NET ASSETS:
   Beginning of year..........................................................             924,707               81,318
                                                                                -------------------  -------------------
   End of year................................................................   $         786,610    $         102,236
                                                                                ===================  ===================

                                                                                   INVESCO V.I.            INVESCO
                                                                                    DIVERSIFIED           EUROPEAN
                                                                                   DIVIDEND FUND         GROWTH FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $             656    $           6,539
   Net realized gain (loss) on security transactions..........................               1,741                5,343
   Net realized gain on distributions.........................................               1,618                   --
   Net unrealized appreciation (depreciation) of investments during the year..               3,010               59,841
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............               7,025               71,723
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                  --               23,556
   Net transfers..............................................................                  --              (20,543)
   Surrenders for benefit payments and fees...................................              (8,502)            (101,969)
   Other transactions.........................................................                  (1)                  (5)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   (7)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              (8,503)             (98,968)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              (1,478)             (27,245)

NET ASSETS:
   Beginning of year..........................................................              33,630              354,928
                                                                                -------------------  -------------------
   End of year................................................................   $          32,152    $         327,683
                                                                                ===================  ===================

                                                                                      INVESCO              INVESCO
                                                                                   INTERNATIONAL           MID CAP
                                                                                    GROWTH FUND       CORE EQUITY FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $            3,030   $           (1,013)
   Net realized gain (loss) on security transactions..........................               1,236              (13,704)
   Net realized gain on distributions.........................................              26,347               36,665
   Net unrealized appreciation (depreciation) of investments during the year..              38,928               37,487
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              69,541               59,435
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              46,069               22,348
   Net transfers..............................................................              (9,029)                 (50)
   Surrenders for benefit payments and fees...................................             (34,840)            (145,933)
   Other transactions.........................................................                   4                  (10)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (29)                  (7)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....               2,175             (123,652)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              71,716              (64,217)

NET ASSETS:
   Beginning of year..........................................................             260,156              259,068
                                                                                -------------------  -------------------
   End of year................................................................  $          331,872   $          194,851
                                                                                ===================  ===================

                                                                                      INVESCO
                                                                                     SMALL CAP             INVESCO
                                                                                    GROWTH FUND       REAL ESTATE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          (13,251)  $           51,608
   Net realized gain (loss) on security transactions..........................              (2,205)             (19,243)
   Net realized gain on distributions.........................................             144,769              313,363
   Net unrealized appreciation (depreciation) of investments during the year..             318,527              716,560
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             447,840            1,062,288
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             207,626              204,359
   Net transfers..............................................................              83,684                 (871)
   Surrenders for benefit payments and fees...................................            (951,656)            (754,753)
   Other transactions.........................................................                  57                 (139)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (71)                 (74)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (660,360)            (551,478)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................            (212,520)             510,810

NET ASSETS:
   Beginning of year..........................................................           2,042,057            4,067,494
                                                                                -------------------  -------------------
   End of year................................................................  $        1,829,537   $        4,578,304
                                                                                ===================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-192

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-193

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                    INVESCO              INVESCO
                                                                                   SMALL CAP           DEVELOPING
                                                                                  EQUITY FUND         MARKETS FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (3,249)   $          37,630
   Net realized gain (loss) on security transactions.........................            (32,697)              67,036
   Net realized gain on distributions........................................             63,015                   --
   Net unrealized appreciation (depreciation) of investments during the year.            149,414              577,868
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            176,483              682,534
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             72,537              263,696
   Net transfers.............................................................            (51,917)             (13,074)
   Surrenders for benefit payments and fees..................................           (335,771)            (443,797)
   Other transactions........................................................                129                  (34)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 (2)                 (37)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (315,024)            (193,246)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (138,541)             489,288

NET ASSETS:
   Beginning of year.........................................................            788,453            2,318,337
                                                                               ------------------  -------------------
   End of year...............................................................  $         649,912    $       2,807,625
                                                                               ==================  ===================

                                                                                AMERICAN CENTURY
                                                                                   DIVERSIFIED         DOMINI IMPACT
                                                                                    BOND FUND           EQUITY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $           1,801   $           8,768
   Net realized gain (loss) on security transactions.........................                  39              (5,473)
   Net realized gain on distributions........................................                  --              32,081
   Net unrealized appreciation (depreciation) of investments during the year.              10,351             444,499
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              12,191             479,875
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              35,255             152,324
   Net transfers.............................................................              23,796            (399,256)
   Surrenders for benefit payments and fees..................................              (9,676)           (353,221)
   Other transactions........................................................                  76                 (36)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (32)                 (4)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              49,419            (600,193)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              61,610            (120,318)

NET ASSETS:
   Beginning of year.........................................................             160,144           1,816,478
                                                                               -------------------  ------------------
   End of year...............................................................   $         221,754   $       1,696,160
                                                                               ===================  ==================

                                                                                   AB GLOBAL        AB GLOBAL RISK
                                                                                   BOND FUND        ALLOCATION FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $           2,210   $             803
   Net realized gain (loss) on security transactions.........................                 42                 396
   Net realized gain on distributions........................................                 --                 201
   Net unrealized appreciation (depreciation) of investments during the year.              3,592              24,235
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              5,844              25,635
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             13,315              10,065
   Net transfers.............................................................              4,954                  --
   Surrenders for benefit payments and fees..................................               (975)            (11,033)
   Other transactions........................................................                  8                  (8)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (14)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             17,302                (990)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             23,146              24,645

NET ASSETS:
   Beginning of year.........................................................             88,987             167,364
                                                                               ------------------  ------------------
   End of year...............................................................  $         112,133   $         192,009
                                                                               ==================  ==================

                                                                                                      AB SUSTAINABLE
                                                                                   AB RELATIVE         INTERNATIONAL
                                                                                   VALUE FUND          THEMATIC FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $             (62)  $          (3,343)
   Net realized gain (loss) on security transactions.........................              (3,508)            (12,456)
   Net realized gain on distributions........................................               2,343               4,893
   Net unrealized appreciation (depreciation) of investments during the year.              33,430             108,395
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              32,203              97,489
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              10,373              60,400
   Net transfers.............................................................             (49,234)               (314)
   Surrenders for benefit payments and fees..................................             (96,577)           (125,617)
   Other transactions........................................................                  (6)                 42
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                 (23)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (135,444)            (65,512)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (103,241)             31,977

NET ASSETS:
   Beginning of year.........................................................             181,885             417,158
                                                                               -------------------  ------------------
   End of year...............................................................   $          78,644   $         449,135
                                                                               ===================  ==================

                                                                                AB INTERNATIONAL
                                                                                   VALUE FUND       AB GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $           2,386   $            (297)
   Net realized gain (loss) on security transactions.........................            (11,384)              6,338
   Net realized gain on distributions........................................                 --               3,071
   Net unrealized appreciation (depreciation) of investments during the year.            106,198               5,368
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             97,200              14,480
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             64,691               3,626
   Net transfers.............................................................            (27,047)                 --
   Surrenders for benefit payments and fees..................................            (77,273)            (59,709)
   Other transactions........................................................                  6                  (6)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (3)                (13)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (39,626)            (56,102)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             57,574             (41,622)

NET ASSETS:
   Beginning of year.........................................................            642,612              82,259
                                                                               ------------------  ------------------
   End of year...............................................................  $         700,186   $          40,637
                                                                               ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-194

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-195

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                   AB DISCOVERY        AB DISCOVERY
                                                                                    GROWTH FUND         VALUE FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          (2,063)  $            (199)
   Net realized gain (loss) on security transactions..........................             26,881             (18,771)
   Net realized gain on distributions.........................................             15,034              24,273
   Net unrealized appreciation (depreciation) of investments during the year..             51,842             136,147
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............             91,694             141,450
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             25,325              74,047
   Net transfers..............................................................                 --            (128,511)
   Surrenders for benefit payments and fees...................................           (170,644)           (117,289)
   Other transactions.........................................................                 (7)                 52
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (90)                (14)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (145,416)           (171,715)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            (53,722)            (30,265)

NET ASSETS:
   Beginning of year..........................................................            296,060             809,528
                                                                                ------------------  ------------------
   End of year................................................................  $         242,338   $         779,263
                                                                                ==================  ==================

                                                                                                           AB HIGH
                                                                                   AB VALUE FUND         INCOME FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $               33   $           26,973
   Net realized gain (loss) on security transactions..........................                  (3)             (11,859)
   Net realized gain on distributions.........................................                  74                   --
   Net unrealized appreciation (depreciation) of investments during the year..               1,355               43,504
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............               1,459               58,618
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               1,751               74,919
   Net transfers..............................................................                  --                6,301
   Surrenders for benefit payments and fees...................................                (375)            (129,192)
   Other transactions.........................................................                  (2)                 182
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  (4)                 (43)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....               1,370              (47,833)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................               2,829               10,785

NET ASSETS:
   Beginning of year..........................................................               7,462              480,076
                                                                                -------------------  -------------------
   End of year................................................................  $           10,291   $          490,861
                                                                                ===================  ===================

                                                                                                       AMERICAN FUNDS
                                                                                  AMERICAN FUNDS          AMERICAN
                                                                                   AMCAP FUND(R)      BALANCED FUND(R)
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          (20,753)   $          81,018
   Net realized gain (loss) on security transactions..........................             144,628              162,423
   Net realized gain on distributions.........................................             150,890              205,353
   Net unrealized appreciation (depreciation) of investments during the year..             511,323            1,073,489
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             786,088            1,522,283
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             362,583            1,205,359
   Net transfers..............................................................             (77,187)              65,184
   Surrenders for benefit payments and fees...................................          (1,193,974)          (1,407,559)
   Other transactions.........................................................                 159                  445
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (99)                (250)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (908,518)            (136,821)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................            (122,430)           1,385,462

NET ASSETS:
   Beginning of year..........................................................           3,526,241            8,638,121
                                                                                -------------------  -------------------
   End of year................................................................  $        3,403,811    $      10,023,583
                                                                                ===================  ===================

                                                                                  AMERICAN FUNDS       AMERICAN FUNDS
                                                                                  CAPITAL INCOME         EUROPACIFIC
                                                                                    BUILDER(R)           GROWTH FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          353,676    $         114,700
   Net realized gain (loss) on security transactions..........................             132,565              653,632
   Net realized gain on distributions.........................................             150,203              452,818
   Net unrealized appreciation (depreciation) of investments during the year..           1,670,772            4,928,404
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............           2,307,216            6,149,554
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................           1,335,003            2,353,974
   Net transfers..............................................................            (245,311)          (1,027,753)
   Surrenders for benefit payments and fees...................................          (2,001,104)          (7,553,437)
   Other transactions.........................................................                (549)                 154
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (96)                (814)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (912,057)          (6,227,876)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................           1,395,159              (78,322)

NET ASSETS:
   Beginning of year..........................................................          14,787,098           25,744,107
                                                                                -------------------  -------------------
   End of year................................................................  $       16,182,257    $      25,665,785
                                                                                ===================  ===================

                                                                                  AMERICAN FUNDS       AMERICAN FUNDS
                                                                                    FUNDAMENTAL              NEW
                                                                                INVESTORS FUND(SM)   PERSPECTIVE FUND(R)
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $          83,940    $           2,004
   Net realized gain (loss) on security transactions..........................             351,199              229,441
   Net realized gain on distributions.........................................             947,144              260,030
   Net unrealized appreciation (depreciation) of investments during the year..           2,340,295            1,732,438
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............           3,722,578            2,223,913
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................           1,251,301              897,729
   Net transfers..............................................................            (436,098)              51,675
   Surrenders for benefit payments and fees...................................          (2,408,232)          (1,225,954)
   Other transactions.........................................................                (216)                 566
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                (228)                (225)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....          (1,593,473)            (276,209)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................           2,129,105            1,947,704

NET ASSETS:
   Beginning of year..........................................................          14,819,712            7,905,632
                                                                                -------------------  -------------------
   End of year................................................................   $      16,948,817    $       9,853,336
                                                                                ===================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-196

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-197

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                 AMERICAN FUNDS       AMERICAN FUNDS
                                                                                  THE BOND FUND       THE GROWTH FUND
                                                                                  OF AMERICA(R)        OF AMERICA(R)
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          49,417   $        (123,424)
   Net realized gain (loss) on security transactions.........................              19,426           1,457,986
   Net realized gain on distributions........................................              54,448           2,693,586
   Net unrealized appreciation (depreciation) of investments during the year.             142,604           6,146,344
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             265,895          10,174,492
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             415,968           3,976,469
   Net transfers.............................................................             (58,329)         (1,141,786)
   Surrenders for benefit payments and fees..................................            (488,670)         (9,483,886)
   Other transactions........................................................                 642                 934
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (140)             (1,700)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (130,529)         (6,649,969)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             135,366           3,524,523

NET ASSETS:
   Beginning of year.........................................................           3,952,643          40,346,491
                                                                               -------------------  ------------------
   End of year...............................................................   $       4,088,009   $      43,871,014
                                                                               ===================  ==================

                                                                                                    AMERICAN FUNDS
                                                                                 AMERICAN FUNDS     THE INVESTMENT
                                                                                 THE INCOME FUND        COMPANY
                                                                                  OF AMERICA(R)      OF AMERICA(R)
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         245,450   $          81,085
   Net realized gain (loss) on security transactions.........................            214,028             100,087
   Net realized gain on distributions........................................            234,537             424,039
   Net unrealized appreciation (depreciation) of investments during the year.          1,083,970           1,310,936
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........          1,777,985           1,916,147
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            957,936             793,001
   Net transfers.............................................................           (135,256)           (273,397)
   Surrenders for benefit payments and fees..................................         (2,083,349)         (1,523,703)
   Other transactions........................................................              1,824                 259
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (322)               (128)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (1,259,167)         (1,003,968)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            518,818             912,179

NET ASSETS:
   Beginning of year.........................................................         10,479,026           8,704,055
                                                                               ------------------  ------------------
   End of year...............................................................  $      10,997,844   $       9,616,234
                                                                               ==================  ==================

                                                                                                      AMERICAN FUNDS
                                                                                 AMERICAN FUNDS         WASHINGTON
                                                                                     THE NEW              MUTUAL
                                                                                 ECONOMY FUND(R)    INVESTORS FUND(SM)
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $         (17,710)  $          36,632
   Net realized gain (loss) on security transactions.........................              61,062             127,644
   Net realized gain on distributions........................................             209,945             245,588
   Net unrealized appreciation (depreciation) of investments during the year.             404,585             631,084
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             657,882           1,040,948
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             275,996             409,278
   Net transfers.............................................................             (67,488)           (107,741)
   Surrenders for benefit payments and fees..................................            (412,602)           (769,657)
   Other transactions........................................................                  19                 129
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (65)               (204)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (204,140)           (468,195)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             453,742             572,753

NET ASSETS:
   Beginning of year.........................................................           2,632,078           4,537,009
                                                                               -------------------  ------------------
   End of year...............................................................   $       3,085,820   $       5,109,762
                                                                               ===================  ==================

                                                                                                     AMERICAN FUNDS
                                                                                AMERICAN FUNDS        CAPITAL WORLD
                                                                                   AMERICAN            GROWTH AND
                                                                                MUTUAL FUND(R)       INCOME FUND(R)
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          41,829    $         242,829
   Net realized gain (loss) on security transactions.........................            103,037              361,673
   Net realized gain on distributions........................................            105,396              192,435
   Net unrealized appreciation (depreciation) of investments during the year.            448,454            4,369,085
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            698,716            5,166,022
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            311,958            1,695,761
   Net transfers.............................................................            127,867             (570,055)
   Surrenders for benefit payments and fees..................................           (637,096)          (3,014,979)
   Other transactions........................................................                 33                  (94)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (58)                (458)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (197,296)          (1,889,825)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            501,420            3,276,197

NET ASSETS:
   Beginning of year.........................................................          3,452,187           21,930,520
                                                                               ------------------  -------------------
   End of year...............................................................  $       3,953,607    $      25,206,717
                                                                               ==================  ===================

                                                                                 AMERICAN FUNDS
                                                                                    SMALLCAP
                                                                                  WORLD FUND(R)      NEW WORLD FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (6,952)  $           1,616
   Net realized gain (loss) on security transactions.........................             35,880                 141
   Net realized gain on distributions........................................             36,028              10,282
   Net unrealized appreciation (depreciation) of investments during the year.            143,706              69,565
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            208,662              81,604
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             84,573              46,384
   Net transfers.............................................................             42,764               4,685
   Surrenders for benefit payments and fees..................................           (230,594)            (23,211)
   Other transactions........................................................                104                  (5)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (42)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (103,195)             27,853
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            105,467             109,457

NET ASSETS:
   Beginning of year.........................................................            738,388             293,027
                                                                               ------------------  ------------------
   End of year...............................................................  $         843,855   $         402,484
                                                                               ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-198

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-199

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                      ARIEL
                                                                                APPRECIATION FUND     ARIEL FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $             548   $             724
   Net realized gain (loss) on security transactions.........................               (395)                (37)
   Net realized gain on distributions........................................             12,004              15,929
   Net unrealized appreciation (depreciation) of investments during the year.             24,776              47,124
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             36,933              63,740
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             13,322              18,293
   Net transfers.............................................................             (1,604)             (1,135)
   Surrenders for benefit payments and fees..................................            (10,214)             (5,599)
   Other transactions........................................................                 (3)                 (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              1,501              11,558
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             38,434              75,298

NET ASSETS:
   Beginning of year.........................................................            153,564             265,047
                                                                               ------------------  ------------------
   End of year...............................................................  $         191,998   $         340,345
                                                                               ==================  ==================

                                                                                    ARTISAN             AVE MARIA
                                                                                    MID CAP              RISING
                                                                                  VALUE FUND          DIVIDEND FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          18,736    $           8,569
   Net realized gain (loss) on security transactions.........................            (46,305)              54,455
   Net realized gain on distributions........................................            351,987               78,042
   Net unrealized appreciation (depreciation) of investments during the year.            478,800              203,890
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            803,218              344,956
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             19,951              148,952
   Net transfers.............................................................            (55,018)              (8,614)
   Surrenders for benefit payments and fees..................................           (417,545)            (580,505)
   Other transactions........................................................                  3                   (8)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (46)                 (12)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (452,655)            (440,187)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            350,563              (95,231)

NET ASSETS:
   Beginning of year.........................................................          3,546,027            1,314,190
                                                                               ------------------  -------------------
   End of year...............................................................  $       3,896,590    $       1,218,959
                                                                               ==================  ===================

                                                                                    AVE MARIA            AVE MARIA
                                                                                   VALUE FUND           GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $             (163)  $            (961)
   Net realized gain (loss) on security transactions.........................                  (9)              1,474
   Net realized gain on distributions........................................                 835               3,128
   Net unrealized appreciation (depreciation) of investments during the year.               1,952              27,776
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               2,615              31,417
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 835              15,061
   Net transfers.............................................................                (111)             81,832
   Surrenders for benefit payments and fees..................................                 (39)             (9,595)
   Other transactions........................................................                  (5)                 (9)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                  (5)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                 680              87,284
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................               3,295             118,701

NET ASSETS:
   Beginning of year.........................................................              13,503              69,311
                                                                               -------------------  ------------------
   End of year...............................................................  $           16,798   $         188,012
                                                                               ===================  ==================

                                                                                    BLACKROCK            BLACKROCK
                                                                               LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                                                                    2020 FUND            2030 FUND
                                                                                 SUB-ACCOUNT (1)        SUB-ACCOUNT
                                                                               -------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         457,668     $         434,821
   Net realized gain (loss) on security transactions.........................           (863,868)             (428,573)
   Net realized gain on distributions........................................            684,464             1,079,316
   Net unrealized appreciation (depreciation) of investments during the year.          2,198,567             3,957,739
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........          2,476,831             5,043,303
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,013,803             2,068,419
   Net transfers.............................................................        (16,139,032)               41,402
   Surrenders for benefit payments and fees..................................         (5,015,698)           (5,045,169)
   Other transactions........................................................                616                   655
   Death benefits............................................................                 --                    --
   Net loan activity.........................................................             (1,421)               (2,205)
   Net annuity transactions..................................................                 --                    --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....        (20,141,732)           (2,936,898)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................        (17,664,901)            2,106,405

NET ASSETS:
   Beginning of year.........................................................         17,664,901            24,757,289
                                                                               -------------------  -------------------
   End of year...............................................................  $              --     $      26,863,694
                                                                               ===================  ===================

                                                                                    BLACKROCK            BLACKROCK
                                                                               LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                                                                    2040 FUND         RETIREMENT FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................   $         420,703    $         129,717
   Net realized gain (loss) on security transactions.........................            (443,477)             (35,022)
   Net realized gain on distributions........................................           1,176,604              169,552
   Net unrealized appreciation (depreciation) of investments during the year.           4,408,484              438,165
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           5,562,314              702,412
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           2,814,888              261,915
   Net transfers.............................................................             (77,215)          16,015,046
   Surrenders for benefit payments and fees..................................          (5,650,709)            (889,046)
   Other transactions........................................................                 247                   44
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................              (2,654)                (381)
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....          (2,915,443)          15,387,578
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................           2,646,871           16,089,990

NET ASSETS:
   Beginning of year.........................................................          23,220,615            2,773,196
                                                                               -------------------  -------------------
   End of year...............................................................   $      25,867,486    $      18,863,186
                                                                               ===================  ===================

(1)   Effective November 15, 2019 BlackRock LifePath(R) Dynamic 2020 Fund
      merged with BlackRock LifePath(R) Dynamic Retirement Fund

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-200

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-201

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                    BLACKROCK            BLACKROCK
                                                                               LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                                                                    2050 FUND            2025 FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          79,909   $           2,444
   Net realized gain (loss) on security transactions.........................             (19,858)                405
   Net realized gain on distributions........................................             227,279              10,376
   Net unrealized appreciation (depreciation) of investments during the year.             924,236              43,324
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           1,211,566              56,549
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             931,674              54,351
   Net transfers.............................................................            (105,488)            (73,753)
   Surrenders for benefit payments and fees..................................            (982,581)             (7,802)
   Other transactions........................................................                  32                 133
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (550)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (156,913)            (27,071)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................           1,054,653              29,478

NET ASSETS:
   Beginning of year.........................................................           4,728,912             322,535
                                                                               -------------------  -------------------
   End of year...............................................................   $       5,783,565   $         352,013
                                                                               ===================  ===================

                                                                                    BLACKROCK            BLACKROCK
                                                                               LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                                                                    2035 FUND            2045 FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................   $           3,985    $           2,808
   Net realized gain (loss) on security transactions.........................                 291                 (405)
   Net realized gain on distributions........................................              16,869               10,833
   Net unrealized appreciation (depreciation) of investments during the year.              74,244               47,659
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              95,389               60,895
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              90,394               86,753
   Net transfers.............................................................             (18,748)               2,678
   Surrenders for benefit payments and fees..................................             (22,084)              (9,878)
   Other transactions........................................................                  28                  (17)
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                 (99)                  --
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              49,491               79,536
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................             144,880              140,431

NET ASSETS:
   Beginning of year.........................................................             415,786              221,018
                                                                               -------------------  -------------------
   End of year...............................................................   $         560,666    $         361,449
                                                                               ===================  ===================

                                                                                    BLACKROCK
                                                                               LIFEPATH(R) DYNAMIC        BARON
                                                                                    2055 FUND        SMALL CAP FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $           3,442    $            (842)
   Net realized gain (loss) on security transactions.........................             (1,162)              27,498
   Net realized gain on distributions........................................             12,816              226,723
   Net unrealized appreciation (depreciation) of investments during the year.             58,140              472,210
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             73,236              725,589
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            180,157               14,828
   Net transfers.............................................................                 30              (54,075)
   Surrenders for benefit payments and fees..................................            (45,508)            (285,644)
   Other transactions........................................................                 (4)                 (11)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (50)                 (15)
   Net annuity transactions..................................................                 --                   --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            134,625             (324,917)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            207,861              400,672

NET ASSETS:
   Beginning of year.........................................................            254,446            2,179,502
                                                                               -------------------  ------------------
   End of year...............................................................  $         462,307    $       2,580,174
                                                                               ===================  ==================

                                                                                    BLACKROCK            BLACKROCK
                                                                                 U.S. GOVERNMENT          EQUITY
                                                                                 BOND PORTFOLIO        DIVIDEND FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $           2,263   $          20,031
   Net realized gain (loss) on security transactions.........................              (1,567)            (54,415)
   Net realized gain on distributions........................................                  --             261,742
   Net unrealized appreciation (depreciation) of investments during the year.               6,868             338,465
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               7,564             565,823
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              14,600             276,575
   Net transfers.............................................................              (3,710)             21,628
   Surrenders for benefit payments and fees..................................             (37,152)           (700,797)
   Other transactions........................................................                  12                 (13)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                 (46)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (26,250)           (402,653)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (18,686)            163,170

NET ASSETS:
   Beginning of year.........................................................             162,818           2,360,123
                                                                               -------------------  ------------------
   End of year...............................................................   $         144,132   $       2,523,293
                                                                               ===================  ==================

                                                                                                       BLACKROCK
                                                                                   BLACKROCK           ADVANTAGE
                                                                                    CAPITAL            LARGE CAP
                                                                               APPRECIATION FUND      GROWTH FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (3,693)  $            (377)
   Net realized gain (loss) on security transactions.........................              5,054               5,044
   Net realized gain on distributions........................................             45,334               2,012
   Net unrealized appreciation (depreciation) of investments during the year.             54,338              11,273
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            101,033              17,952
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             55,659              10,809
   Net transfers.............................................................             66,254              (6,080)
   Surrenders for benefit payments and fees..................................            (74,086)            (36,706)
   Other transactions........................................................                 (9)                 (8)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (18)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             47,818             (32,003)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            148,851             (14,051)

NET ASSETS:
   Beginning of year.........................................................            331,770              73,013
                                                                               ------------------  ------------------
   End of year...............................................................  $         480,621   $          58,962
                                                                               ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-202

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-203

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                   CALVERT VP
                                                                                  SRI BALANCED        CALVERT EQUITY
                                                                                    PORTFOLIO              FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $           3,374   $         (39,549)
   Net realized gain (loss) on security transactions.........................                 904             453,884
   Net realized gain on distributions........................................              13,985             173,474
   Net unrealized appreciation (depreciation) of investments during the year.              61,254           1,419,904
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              79,517           2,007,713
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               8,053             646,285
   Net transfers.............................................................                  --            (105,137)
   Surrenders for benefit payments and fees..................................              (4,678)         (2,112,006)
   Other transactions........................................................                  (1)                148
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                 (84)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               3,374          (1,570,794)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              82,891             436,919

NET ASSETS:
   Beginning of year.........................................................             336,215           5,853,113
                                                                               -------------------  ------------------
   End of year...............................................................   $         419,106   $       6,290,032
                                                                               ===================  ==================

                                                                                 CALVERT BOND            CALVERT
                                                                                     FUND              INCOME FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          42,505    $          13,119
   Net realized gain (loss) on security transactions.........................             13,444                1,818
   Net realized gain on distributions........................................             18,971                   --
   Net unrealized appreciation (depreciation) of investments during the year.             88,952               51,745
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            163,872               66,682
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            234,824               70,850
   Net transfers.............................................................             58,954               39,963
   Surrenders for benefit payments and fees..................................           (424,010)             (29,590)
   Other transactions........................................................                353                  102
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (47)                 (45)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (129,926)              81,280
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             33,946              147,962

NET ASSETS:
   Beginning of year.........................................................          2,097,876              463,432
                                                                               ------------------  -------------------
   End of year...............................................................  $       2,131,822    $         611,394
                                                                               ==================  ===================

                                                                                    COLUMBIA           COLUMBIA
                                                                                   CONTRARIAN          SMALL CAP
                                                                                    CORE FUND        VALUE I FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (1,995)  $            (389)
   Net realized gain (loss) on security transactions.........................             41,087                (294)
   Net realized gain on distributions........................................             19,249               2,221
   Net unrealized appreciation (depreciation) of investments during the year.             81,797              10,571
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            140,138              12,109
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             71,726               2,679
   Net transfers.............................................................           (120,442)                 --
   Surrenders for benefit payments and fees..................................           (197,929)             (1,617)
   Other transactions........................................................                (17)                 (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (3)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (246,665)              1,061
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (106,527)             13,170

NET ASSETS:
   Beginning of year.........................................................            528,720              60,935
                                                                               ------------------  ------------------
   End of year...............................................................  $         422,193   $          74,105
                                                                               ==================  ==================

                                                                                   COLUMBIA
                                                                                SELECT MID CAP          COLUMBIA
                                                                                  VALUE FUND           ACORN FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $             199    $        (10,934)
   Net realized gain (loss) on security transactions.........................            (67,787)            (76,613)
   Net realized gain on distributions........................................             18,733             169,023
   Net unrealized appreciation (depreciation) of investments during the year.            260,670             163,297
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            211,815             244,773
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             97,946              98,470
   Net transfers.............................................................             (1,556)            271,311
   Surrenders for benefit payments and fees..................................           (230,529)           (105,178)
   Other transactions........................................................                (33)                  2
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (5)                (47)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (134,177)            264,558
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             77,638             509,331

NET ASSETS:
   Beginning of year.........................................................            768,822             925,847
                                                                               ------------------  ------------------
   End of year...............................................................  $         846,460    $      1,435,178
                                                                               ==================  ==================

                                                                                                       COLUMBIA
                                                                                   CRM MID CAP        DISCIPLINED
                                                                                   VALUE FUND       SMALL CORE FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $             439   $             (83)
   Net realized gain (loss) on security transactions.........................             (2,882)             (4,031)
   Net realized gain on distributions........................................             11,083                  --
   Net unrealized appreciation (depreciation) of investments during the year.             81,724              11,958
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             90,364               7,844
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             26,000              14,385
   Net transfers.............................................................             (6,008)             (1,455)
   Surrenders for benefit payments and fees..................................            (27,874)             (1,861)
   Other transactions........................................................                (49)                 (4)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (14)                (23)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (7,945)             11,042
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             82,419              18,886

NET ASSETS:
   Beginning of year.........................................................            375,270              35,842
                                                                               ------------------  ------------------
   End of year...............................................................  $         457,689   $          54,728
                                                                               ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-204

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-205

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                      CALAMOS
                                                                                   INTERNATIONAL            DAVIS
                                                                                    GROWTH FUND        FINANCIAL FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $              (15)  $           1,421
   Net realized gain (loss) on security transactions..........................                  (1)              1,317
   Net realized gain on distributions.........................................                  --              15,086
   Net unrealized appreciation (depreciation) of investments during the year..                 300              30,821
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............                 284              48,645
                                                                                -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                  --              26,275
   Net transfers..............................................................                  --               2,125
   Surrenders for benefit payments and fees...................................                  (3)            (15,199)
   Other transactions.........................................................                  (2)                 (4)
   Death benefits.............................................................                  --                  --
   Net loan activity..........................................................                  --                  --
   Net annuity transactions...................................................                  --                  --
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....                  (5)             13,197
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets......................................                 279              61,842

NET ASSETS:
   Beginning of year..........................................................               1,019             187,437
                                                                                -------------------  ------------------
   End of year................................................................  $            1,298   $         249,279
                                                                                ===================  ==================

                                                                                       DAVIS
                                                                                     NEW YORK             DAVIS
                                                                                   VENTURE FUND     OPPORTUNITY FUND
                                                                                    SUB-ACCOUNT        SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          49,286   $            (459)
   Net realized gain (loss) on security transactions..........................           (152,590)               (314)
   Net realized gain on distributions.........................................            334,289               7,803
   Net unrealized appreciation (depreciation) of investments during the year..          1,151,517              26,492
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............          1,382,502              33,522
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            369,078               7,822
   Net transfers..............................................................             30,779              (4,006)
   Surrenders for benefit payments and fees...................................           (736,774)             (4,770)
   Other transactions.........................................................                 64                  (2)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................               (161)                 --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (337,014)               (956)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................          1,045,488              32,566

NET ASSETS:
   Beginning of year..........................................................          4,818,902             136,827
                                                                                ------------------  ------------------
   End of year................................................................  $       5,864,390   $         169,393
                                                                                ==================  ==================

                                                                                    DELAWARE            DELAWARE
                                                                                   DIVERSIFIED      EXTENDED DURATION
                                                                                   INCOME FUND          BOND FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $           6,027   $             612
   Net realized gain (loss) on security transactions..........................              4,624               1,123
   Net realized gain on distributions.........................................                 --                 242
   Net unrealized appreciation (depreciation) of investments during the year..             14,280               2,898
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............             24,931               4,875
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             34,545                 806
   Net transfers..............................................................              5,735               1,157
   Surrenders for benefit payments and fees...................................           (299,479)            (18,545)
   Other transactions.........................................................                 24                   4
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (13)                 --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (259,188)            (16,578)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................           (234,257)            (11,703)

NET ASSETS:
   Beginning of year..........................................................            243,939              23,632
                                                                                ------------------  ------------------
   End of year................................................................  $           9,682   $          11,929
                                                                                ==================  ==================

                                                                                     DREYFUS              DREYFUS
                                                                                   BOND MARKET       VIF APPRECIATION
                                                                                   INDEX FUND            PORTFOLIO
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                                ------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $         293,296    $             104
   Net realized gain (loss) on security transactions..........................            (15,820)              (1,319)
   Net realized gain on distributions.........................................                 --                3,263
   Net unrealized appreciation (depreciation) of investments during the year..            676,135                4,982
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............            953,611                7,030
                                                                                ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................          1,394,689                1,900
   Net transfers..............................................................            715,247                5,475
   Surrenders for benefit payments and fees...................................         (2,571,104)             (15,725)
   Other transactions.........................................................              1,740                  122
   Death benefits.............................................................                 --                   --
   Net loan activity..........................................................               (239)                  --
   Net annuity transactions...................................................                 --                   --
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (459,667)              (8,228)
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets......................................            493,944               (1,198)

NET ASSETS:
   Beginning of year..........................................................         12,517,243               24,806
                                                                                ------------------  -------------------
   End of year................................................................  $      13,011,187    $          23,608
                                                                                ==================  ===================

                                                                                      DREYFUS              DREYFUS
                                                                                   INTERNATIONAL           MIDCAP
                                                                                 STOCK INDEX FUND        INDEX FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $          10,958    $         168,552
   Net realized gain (loss) on security transactions..........................               4,308             (243,430)
   Net realized gain on distributions.........................................                  --            1,467,427
   Net unrealized appreciation (depreciation) of investments during the year..              63,175            2,445,678
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              78,441            3,838,227
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                  --            1,990,845
   Net transfers..............................................................             (11,513)            (779,146)
   Surrenders for benefit payments and fees...................................             (52,325)          (4,065,647)
   Other transactions.........................................................                  --                  207
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                 (301)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (63,838)          (2,854,042)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              14,603              984,185

NET ASSETS:
   Beginning of year..........................................................             387,971           16,010,996
                                                                                -------------------  -------------------
   End of year................................................................   $         402,574    $      16,995,181
                                                                                ===================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-206

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-207

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                      DREYFUS             DREYFUS
                                                                                     SMALLCAP         VIF GROWTH AND
                                                                                 STOCK INDEX FUND    INCOME PORTFOLIO
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $         112,153   $               37
   Net realized gain (loss) on security transactions..........................            (64,629)               1,259
   Net realized gain on distributions.........................................            861,791                1,794
   Net unrealized appreciation (depreciation) of investments during the year..          1,561,949                 (877)
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............          2,471,264                2,213
                                                                                ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................          1,562,959                   --
   Net transfers..............................................................           (480,893)                  --
   Surrenders for benefit payments and fees...................................         (2,122,904)             (16,526)
   Other transactions.........................................................                 30                  101
   Death benefits.............................................................                 --                   --
   Net loan activity..........................................................               (141)                  --
   Net annuity transactions...................................................                 --                   --
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....         (1,040,949)             (16,425)
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets......................................          1,430,315              (14,212)

NET ASSETS:
   Beginning of year..........................................................         11,521,099               14,212
                                                                                ------------------  -------------------
   End of year................................................................  $      12,951,414   $               --
                                                                                ==================  ===================

                                                                                                         THE DREYFUS
                                                                                      DREYFUS            SUSTAINABLE
                                                                                 VIF QUALITY BOND        U.S. EQUITY
                                                                                  PORTFOLIO FUND       PORTFOLIO, INC.
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $              835   $               36
   Net realized gain (loss) on security transactions..........................                  (1)                  (2)
   Net realized gain on distributions.........................................                  --                  155
   Net unrealized appreciation (depreciation) of investments during the year..               3,945                1,191
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............               4,779                1,380
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               5,751                   --
   Net transfers..............................................................                  --                   --
   Surrenders for benefit payments and fees...................................                  (1)                  --
   Other transactions.........................................................                  --                   (1)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....               5,750                   (1)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              10,529                1,379

NET ASSETS:
   Beginning of year..........................................................              63,524                4,125
                                                                                -------------------  -------------------
   End of year................................................................  $           74,053   $            5,504
                                                                                ===================  ===================

                                                                                      DREYFUS            EATON VANCE
                                                                                      S&P 500             LARGE-CAP
                                                                                    INDEX FUND           VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          329,605    $          75,405
   Net realized gain (loss) on security transactions..........................             294,480               48,710
   Net realized gain on distributions.........................................           3,123,405               58,893
   Net unrealized appreciation (depreciation) of investments during the year..           3,344,113            1,639,209
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............           7,091,603            1,822,217
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................           3,660,039              151,809
   Net transfers..............................................................           1,017,999              (68,050)
   Surrenders for benefit payments and fees...................................          (7,584,435)            (815,312)
   Other transactions.........................................................               2,457                   49
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                (695)                 (94)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....          (2,904,635)            (731,598)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................           4,186,968            1,090,619

NET ASSETS:
   Beginning of year..........................................................          23,913,907            6,426,230
                                                                                -------------------  -------------------
   End of year................................................................  $       28,100,875    $       7,516,849
                                                                                ===================  ===================

                                                                                    EATON VANCE          EATON VANCE
                                                                                     DIVIDEND         WORLDWIDE HEALTH
                                                                                   BUILDER FUND         SCIENCES FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $          18,136    $            (244)
   Net realized gain (loss) on security transactions..........................               9,243                5,984
   Net realized gain on distributions.........................................              45,934               39,910
   Net unrealized appreciation (depreciation) of investments during the year..             303,463              124,619
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             376,776              170,269
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              53,845              103,380
   Net transfers..............................................................              11,904               34,612
   Surrenders for benefit payments and fees...................................            (161,960)             (95,304)
   Other transactions.........................................................                 (24)                  (1)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (44)                 (22)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (96,279)              42,665
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             280,497              212,934

NET ASSETS:
   Beginning of year..........................................................           1,297,935              656,255
                                                                                -------------------  -------------------
   End of year................................................................   $       1,578,432    $         869,189
                                                                                ===================  ===================

                                                                                    EATON VANCE
                                                                                    INCOME FUND         EATON VANCE
                                                                                     OF BOSTON         BALANCED FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                -------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................   $         116,595   $             356
   Net realized gain (loss) on security transactions..........................             (18,203)              5,588
   Net realized gain on distributions.........................................                  --               3,854
   Net unrealized appreciation (depreciation) of investments during the year..             179,258              20,074
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............             277,650              29,872
                                                                                -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             286,080              42,580
   Net transfers..............................................................              49,142                  --
   Surrenders for benefit payments and fees...................................            (624,178)            (45,037)
   Other transactions.........................................................                 603                 (12)
   Death benefits.............................................................                  --                  --
   Net loan activity..........................................................                 (70)                 --
   Net annuity transactions...................................................                  --                  --
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (288,423)             (2,469)
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets......................................             (10,773)             27,403

NET ASSETS:
   Beginning of year..........................................................           2,327,515             129,719
                                                                                -------------------  ------------------
   End of year................................................................   $       2,316,742   $         157,122
                                                                                ===================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-208

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-209

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                     EATON VANCE         WELLS FARGO
                                                                                   ATLANTA CAPITAL          ASSET
                                                                                    SMID-CAP FUND      ALLOCATION FUND
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 ------------------  -------------------

OPERATIONS:
   Net investment income (loss)................................................  $          (4,807)  $             (864)
   Net realized gain (loss) on security transactions...........................            120,028                 (494)
   Net realized gain on distributions..........................................             60,820                1,651
   Net unrealized appreciation (depreciation) of investments during the year...            131,925               26,686
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............            307,966               26,979
                                                                                 ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................            136,742               12,156
   Net transfers...............................................................           (353,811)             (43,611)
   Surrenders for benefit payments and fees....................................           (177,114)              (4,383)
   Other transactions..........................................................                258                   (5)
   Death benefits..............................................................                 --                   --
   Net loan activity...........................................................                (18)                 (22)
   Net annuity transactions....................................................                 --                   --
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......           (393,943)             (35,865)
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets.......................................            (85,977)              (8,886)

NET ASSETS:
   Beginning of year...........................................................            992,208              159,847
                                                                                 ------------------  -------------------
   End of year.................................................................  $         906,231   $          150,961
                                                                                 ==================  ===================

                                                                                                           WELLS FARGO
                                                                                     WELLS FARGO            UTILITY &
                                                                                  EMERGING MARKETS     TELECOMMUNICATIONS
                                                                                     EQUITY FUND              FUND
                                                                                     SUB-ACCOUNT           SUB-ACCOUNT
                                                                                 -------------------  --------------------

OPERATIONS:
   Net investment income (loss)................................................   $          (5,232)   $               43
   Net realized gain (loss) on security transactions...........................              54,508                 1,221
   Net realized gain on distributions..........................................                  --                 1,721
   Net unrealized appreciation (depreciation) of investments during the year...             435,068                   (45)
                                                                                 -------------------  --------------------
   Net increase (decrease) in net assets resulting from operations.............             484,344                 2,940
                                                                                 -------------------  --------------------

UNIT TRANSACTIONS:
   Purchases...................................................................             263,834                 2,130
   Net transfers...............................................................             (88,374)               (2,344)
   Surrenders for benefit payments and fees....................................            (323,077)               (2,544)
   Other transactions..........................................................                 118                    (6)
   Death benefits..............................................................                  --                    --
   Net loan activity...........................................................                 (77)                   --
   Net annuity transactions....................................................                  --                    --
                                                                                 -------------------  --------------------
   Net increase (decrease) in net assets resulting from unit transactions......            (147,576)               (2,764)
                                                                                 -------------------  --------------------
   Net increase (decrease) in net assets.......................................             336,768                   176

NET ASSETS:
   Beginning of year...........................................................           1,884,886                12,041
                                                                                 -------------------  --------------------
   End of year.................................................................   $       2,221,654    $           12,217
                                                                                 ===================  ====================

                                                                                    ALGER CAPITAL
                                                                                    APPRECIATION         ALGER MID CAP
                                                                                    INSTITUTIONAL           GROWTH
                                                                                      PORTFOLIO       INSTITUTIONAL FUND
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  -------------------

OPERATIONS:
   Net investment income (loss)................................................  $          (36,407)   $          (9,268)
   Net realized gain (loss) on security transactions...........................             115,560               49,365
   Net realized gain on distributions..........................................             465,419              118,427
   Net unrealized appreciation (depreciation) of investments during the year...             716,230              186,197
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............           1,260,802              344,721
                                                                                 -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................             426,657              105,677
   Net transfers...............................................................            (174,218)              45,750
   Surrenders for benefit payments and fees....................................            (521,016)            (170,215)
   Other transactions..........................................................                 (79)                 (28)
   Death benefits..............................................................                  --                   --
   Net loan activity...........................................................                (212)                 (65)
   Net annuity transactions....................................................                  --                   --
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......            (268,868)             (18,881)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets.......................................             991,934              325,840

NET ASSETS:
   Beginning of year...........................................................           3,999,893            1,184,066
                                                                                 -------------------  -------------------
   End of year.................................................................  $        4,991,827    $       1,509,906
                                                                                 ===================  ===================

                                                                                   ALGER SMALL CAP     NUVEEN MID CAP
                                                                                       GROWTH              GROWTH
                                                                                 INSTITUTIONAL FUND  OPPORTUNITIES FUND
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 ------------------  -------------------

OPERATIONS:
   Net investment income (loss)................................................  $          (1,703)  $           (1,085)
   Net realized gain (loss) on security transactions...........................              2,066              (16,400)
   Net realized gain on distributions..........................................             63,677               27,154
   Net unrealized appreciation (depreciation) of investments during the year...             26,885              104,899
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............             90,925              114,568
                                                                                 ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................             35,864               24,438
   Net transfers...............................................................              6,690             (373,088)
   Surrenders for benefit payments and fees....................................            (40,155)             (32,597)
   Other transactions..........................................................                 (3)                  37
   Death benefits..............................................................                 --                   --
   Net loan activity...........................................................                (15)                  (8)
   Net annuity transactions....................................................                 --                   --
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......              2,381             (381,218)
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets.......................................             93,306             (266,650)

NET ASSETS:
   Beginning of year...........................................................            294,674              400,599
                                                                                 ------------------  -------------------
   End of year.................................................................  $         387,980   $          133,949
                                                                                 ==================  ===================

                                                                                                          FIDELITY
                                                                                  NUVEEN SMALL CAP     ADVISOR EQUITY
                                                                                     SELECT FUND         GROWTH FUND
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 -------------------  ------------------

OPERATIONS:
   Net investment income (loss)................................................   $            (169)  $          (2,161)
   Net realized gain (loss) on security transactions...........................              (6,490)             13,380
   Net realized gain on distributions..........................................                  --              41,011
   Net unrealized appreciation (depreciation) of investments during the year...              13,758              57,784
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.............               7,099             110,014
                                                                                 -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...................................................................               4,359              85,164
   Net transfers...............................................................             (32,445)              4,430
   Surrenders for benefit payments and fees....................................              (1,271)            (67,059)
   Other transactions..........................................................                   4                  (1)
   Death benefits..............................................................                  --                  --
   Net loan activity...........................................................                  (6)                (24)
   Net annuity transactions....................................................                  --                  --
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions......             (29,359)             22,510
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets.......................................             (22,260)            132,524

NET ASSETS:
   Beginning of year...........................................................              37,520             327,738
                                                                                 -------------------  ------------------
   End of year.................................................................   $          15,260   $         460,262
                                                                                 ===================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-210

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-211

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                      FIDELITY ADVISOR
                                                                                     FIDELITY             LEVERAGED
                                                                                   ADVISOR VALUE           COMPANY
                                                                                  STRATEGIES FUND        STOCK FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $           1,418    $         (11,756)
   Net realized gain (loss) on security transactions..........................               1,214              (32,617)
   Net realized gain on distributions.........................................               7,886               88,805
   Net unrealized appreciation (depreciation) of investments during the year..              46,869              350,325
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              57,387              394,757
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                  --              146,642
   Net transfers..............................................................              (3,027)             (23,481)
   Surrenders for benefit payments and fees...................................             (19,605)            (146,959)
   Other transactions.........................................................                  (1)                  43
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                  (45)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (22,633)             (23,800)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              34,754              370,957

NET ASSETS:
   Beginning of year..........................................................             176,442            1,405,882
                                                                                -------------------  -------------------
   End of year................................................................   $         211,196    $       1,776,839
                                                                                ===================  ===================

                                                                                                          FEDERATED
                                                                                     FEDERATED          FUND FOR U.S.
                                                                                      EQUITY             GOVERNMENT
                                                                                 INCOME FUND, INC.     SECURITIES FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $              876   $           2,995
   Net realized gain (loss) on security transactions..........................                (405)             (1,130)
   Net realized gain on distributions.........................................                  --                  --
   Net unrealized appreciation (depreciation) of investments during the year..              15,231               6,928
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............              15,702               8,793
                                                                                -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              12,231              18,500
   Net transfers..............................................................                  --                (172)
   Surrenders for benefit payments and fees...................................              (3,172)            (34,111)
   Other transactions.........................................................                  (3)                 45
   Death benefits.............................................................                  --                  --
   Net loan activity..........................................................                  (5)                 --
   Net annuity transactions...................................................                  --                  --
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....               9,051             (15,738)
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets......................................              24,753              (6,945)

NET ASSETS:
   Beginning of year..........................................................              76,289             179,556
                                                                                -------------------  ------------------
   End of year................................................................  $          101,042   $         172,611
                                                                                ===================  ==================

                                                                                     FEDERATED           FEDERATED
                                                                                    MDT MID CAP         HIGH INCOME
                                                                                    GROWTH FUND          BOND FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          (1,141)  $             316
   Net realized gain (loss) on security transactions..........................                (60)                  2
   Net realized gain on distributions.........................................             15,703                  --
   Net unrealized appreciation (depreciation) of investments during the year..             22,442                 581
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............             36,944                 899
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             15,652                 717
   Net transfers..............................................................             30,923                  --
   Surrenders for benefit payments and fees...................................             (4,547)                (10)
   Other transactions.........................................................                 (7)                 (2)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 (6)                 --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             42,015                 705
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................             78,959               1,604

NET ASSETS:
   Beginning of year..........................................................            132,273               6,745
                                                                                ------------------  ------------------
   End of year................................................................  $         211,232   $           8,349
                                                                                ==================  ==================

                                                                                                         FEDERATED
                                                                                     FEDERATED          SHORT-TERM
                                                                                   KAUFMANN FUND        INCOME FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $         (39,151)  $           1,871
   Net realized gain (loss) on security transactions..........................             86,798                  53
   Net realized gain on distributions.........................................            561,789                  --
   Net unrealized appreciation (depreciation) of investments during the year..            759,811               1,712
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............          1,369,247               3,636
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            362,715                  --
   Net transfers..............................................................            (66,011)                 --
   Surrenders for benefit payments and fees...................................           (666,155)             (2,656)
   Other transactions.........................................................                 23                   5
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (41)                 --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (369,469)             (2,651)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            999,778                 985

NET ASSETS:
   Beginning of year..........................................................          4,384,038              92,193
                                                                                ------------------  ------------------
   End of year................................................................  $       5,383,816   $          93,178
                                                                                ==================  ==================

                                                                                     FEDERATED          FEDERATED
                                                                                   TOTAL RETURN       CLOVER SMALL
                                                                                     BOND FUND         VALUE FUND
                                                                                    SUB-ACCOUNT        SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $           2,811   $             (13)
   Net realized gain (loss) on security transactions..........................               (203)             (2,340)
   Net realized gain on distributions.........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year..              8,030              11,650
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............             10,638               9,297
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              7,048               1,986
   Net transfers..............................................................                 --                  --
   Surrenders for benefit payments and fees...................................             (5,419)             (6,868)
   Other transactions.........................................................                 19                  (4)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                  --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              1,648              (4,886)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................             12,286               4,411

NET ASSETS:
   Beginning of year..........................................................            131,714              52,989
                                                                                ------------------  ------------------
   End of year................................................................  $         144,000   $          57,400
                                                                                ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-212

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-213

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                        FIDELITY(R) VIP
                                                                                      FEDERATED             GROWTH
                                                                                    INTERNATIONAL        OPPORTUNITIES
                                                                                    LEADERS FUND           PORTFOLIO
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                --------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $               94    $          (4,974)
   Net realized gain (loss) on security transactions..........................                    1               88,172
   Net realized gain on distributions.........................................                   --               78,234
   Net unrealized appreciation (depreciation) of investments during the year..                  593              114,909
                                                                                --------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............                  688              276,341
                                                                                --------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                  383               24,393
   Net transfers..............................................................                2,568              (25,500)
   Surrenders for benefit payments and fees...................................                  (11)            (212,170)
   Other transactions.........................................................                   (4)                  --
   Death benefits.............................................................                   --                   --
   Net loan activity..........................................................                   --                   --
   Net annuity transactions...................................................                   --                   --
                                                                                --------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....                2,936             (213,277)
                                                                                --------------------  -------------------
   Net increase (decrease) in net assets......................................                3,624               63,064

NET ASSETS:
   Beginning of year..........................................................                1,651              696,081
                                                                                --------------------  -------------------
   End of year................................................................   $            5,275    $         759,145
                                                                                ====================  ===================

                                                                                  FIDELITY(R) VIP      FIDELITY(R) VIP
                                                                                     OVERSEAS         VALUE STRATEGIES
                                                                                     PORTFOLIO            PORTFOLIO
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $            1,086   $              709
   Net realized gain (loss) on security transactions..........................               1,841                  584
   Net realized gain on distributions.........................................               3,880                6,149
   Net unrealized appreciation (depreciation) of investments during the year..              18,918               11,445
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              25,725               18,887
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               6,762                3,426
   Net transfers..............................................................             (13,794)                  --
   Surrenders for benefit payments and fees...................................                (105)             (23,631)
   Other transactions.........................................................                  (1)                  (2)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              (7,138)             (20,207)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              18,587               (1,320)

NET ASSETS:
   Beginning of year..........................................................              96,799               58,555
                                                                                -------------------  -------------------
   End of year................................................................  $          115,386   $           57,235
                                                                                ===================  ===================

                                                                                  FIDELITY(R) VIP      FIDELITY(R) VIP
                                                                                     BALANCED             GROWTH &
                                                                                     PORTFOLIO        INCOME PORTFOLIO
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $          14,319   $           10,527
   Net realized gain (loss) on security transactions..........................              20,062                1,251
   Net realized gain on distributions.........................................              68,210               31,309
   Net unrealized appreciation (depreciation) of investments during the year..             196,191               48,075
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             298,782               91,162
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              17,749               17,514
   Net transfers..............................................................             (32,251)             (46,431)
   Surrenders for benefit payments and fees...................................            (153,679)              (4,727)
   Other transactions.........................................................                  --                   (1)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................             (10,477)                  --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (178,658)             (33,645)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             120,124               57,517

NET ASSETS:
   Beginning of year..........................................................           1,341,879              332,187
                                                                                -------------------  -------------------
   End of year................................................................   $       1,462,003   $          389,704
                                                                                ===================  ===================

                                                                                  FIDELITY(R) VIP      FIDELITY(R) VIP
                                                                                   FREEDOM 2020         FREEDOM 2030
                                                                                     PORTFOLIO            PORTFOLIO
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $            1,323   $            8,206
   Net realized gain (loss) on security transactions..........................                  11                2,955
   Net realized gain on distributions.........................................               4,647               20,845
   Net unrealized appreciation (depreciation) of investments during the year..               8,444               90,852
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              14,425              122,858
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                  --                2,660
   Net transfers..............................................................              43,248              (32,000)
   Surrenders for benefit payments and fees...................................                  --               (2,734)
   Other transactions.........................................................                  (1)                  (1)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              43,247              (32,075)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              57,672               90,783

NET ASSETS:
   Beginning of year..........................................................              36,654              531,853
                                                                                -------------------  -------------------
   End of year................................................................  $           94,326   $          622,636
                                                                                ===================  ===================

                                                                                  FIDELITY(R) VIP      FIDELITY(R) VIP
                                                                                   FREEDOM 2015         FREEDOM 2025
                                                                                     PORTFOLIO            PORTFOLIO
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $             719   $            5,895
   Net realized gain (loss) on security transactions..........................                 519                2,248
   Net realized gain on distributions.........................................               5,400               11,529
   Net unrealized appreciation (depreciation) of investments during the year..               4,760               57,883
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              11,398               77,555
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                  --                  466
   Net transfers..............................................................                  --                 (332)
   Surrenders for benefit payments and fees...................................             (27,699)             (21,515)
   Other transactions.........................................................                  (1)                  --
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (27,700)             (21,381)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             (16,302)              56,174

NET ASSETS:
   Beginning of year..........................................................              71,593              372,334
                                                                                -------------------  -------------------
   End of year................................................................   $          55,291   $          428,508
                                                                                ===================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-214

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-215

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                FIDELITY ADVISOR(R)      TEMPLETON
                                                                                  STOCK SELECTOR        DEVELOPING
                                                                                   ALL CAP FUND        MARKETS TRUST
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                -------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................   $             (70)  $          27,507
   Net realized gain (loss) on security transactions..........................                   9               5,052
   Net realized gain on distributions.........................................                 489              10,585
   Net unrealized appreciation (depreciation) of investments during the year..               1,636             173,025
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............               2,064             216,169
                                                                                -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               1,800              95,554
   Net transfers..............................................................                  --             (61,945)
   Surrenders for benefit payments and fees...................................                (869)            (68,683)
   Other transactions.........................................................                  (2)                 --
   Death benefits.............................................................                  --                  --
   Net loan activity..........................................................                  --                  (2)
   Net annuity transactions...................................................                  --                  --
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....                 929             (35,076)
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets......................................               2,993             181,093

NET ASSETS:
   Beginning of year..........................................................               7,016             869,892
                                                                                -------------------  ------------------
   End of year................................................................   $          10,009   $       1,050,985
                                                                                ===================  ==================

                                                                                    FRANKLIN             FRANKLIN
                                                                                      HIGH               STRATEGIC
                                                                                   INCOME FUND          INCOME FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                                ------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          35,822    $          97,061
   Net realized gain (loss) on security transactions..........................             (6,613)             (23,588)
   Net realized gain on distributions.........................................                 --                   --
   Net unrealized appreciation (depreciation) of investments during the year..             66,411              112,776
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             95,620              186,249
                                                                                ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             86,227              266,603
   Net transfers..............................................................              5,890               10,725
   Surrenders for benefit payments and fees...................................           (177,438)            (537,233)
   Other transactions.........................................................                 80                    8
   Death benefits.............................................................                 --                   --
   Net loan activity..........................................................                (22)                 (53)
   Net annuity transactions...................................................                 --                   --
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (85,263)            (259,950)
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets......................................             10,357              (73,701)

NET ASSETS:
   Beginning of year..........................................................            737,508            2,568,622
                                                                                ------------------  -------------------
   End of year................................................................  $         747,865    $       2,494,921
                                                                                ==================  ===================

                                                                                    TEMPLETON           FRANKLIN
                                                                                     GLOBAL          U.S. GOVERNMENT
                                                                                    BOND FUND        SECURITIES FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $         286,513   $           9,538
   Net realized gain (loss) on security transactions..........................           (112,460)             (3,046)
   Net realized gain on distributions.........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year..           (160,285)             15,051
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............             13,768              21,543
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            499,994              33,825
   Net transfers..............................................................           (306,094)             (1,763)
   Surrenders for benefit payments and fees...................................           (842,620)            (56,650)
   Other transactions.........................................................                167                  (1)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (52)                 --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (648,605)            (24,589)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................           (634,837)             (3,046)

NET ASSETS:
   Beginning of year..........................................................          5,552,859             511,873
                                                                                ------------------  ------------------
   End of year................................................................  $       4,918,022   $         508,827
                                                                                ==================  ==================

                                                                                    FRANKLIN            FRANKLIN
                                                                                    SMALL CAP         MUTUAL GLOBAL
                                                                                   VALUE FUND        DISCOVERY FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          14,378   $         124,897
   Net realized gain (loss) on security transactions..........................            (35,170)            (67,561)
   Net realized gain on distributions.........................................            145,207             489,576
   Net unrealized appreciation (depreciation) of investments during the year..            492,920           1,613,790
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            617,335           2,160,702
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            224,861           1,217,360
   Net transfers..............................................................            (83,224)           (460,300)
   Surrenders for benefit payments and fees...................................           (251,288)         (2,815,659)
   Other transactions.........................................................                142                (401)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (93)               (317)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (109,602)         (2,059,317)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            507,733             101,385

NET ASSETS:
   Beginning of year..........................................................          2,509,657           9,924,036
                                                                                ------------------  ------------------
   End of year................................................................  $       3,017,390   $      10,025,421
                                                                                ==================  ==================

                                                                                    TEMPLETON           FRANKLIN
                                                                                   GROWTH FUND         INCOME FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          20,665   $         298,952
   Net realized gain (loss) on security transactions..........................             (5,328)             21,356
   Net realized gain on distributions.........................................             50,308                  --
   Net unrealized appreciation (depreciation) of investments during the year..            134,524             602,020
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            200,169             922,328
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            151,417             566,261
   Net transfers..............................................................            (19,606)            133,258
   Surrenders for benefit payments and fees...................................           (166,963)         (1,057,656)
   Other transactions.........................................................                 11                 392
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (20)                (88)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (35,161)           (357,833)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            165,008             564,495

NET ASSETS:
   Beginning of year..........................................................          1,434,406           6,300,588
                                                                                ------------------  ------------------
   End of year................................................................  $       1,599,414   $       6,865,083
                                                                                ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-216

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-217

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                        FRANKLIN
                                                                                    FRANKLIN              TOTAL
                                                                                   GROWTH FUND         RETURN FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          33,080   $           8,683
   Net realized gain (loss) on security transactions..........................            849,428                (581)
   Net realized gain on distributions.........................................            841,984                  --
   Net unrealized appreciation (depreciation) of investments during the year..          2,646,875              17,822
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............          4,371,367              25,924
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................          1,362,500              50,489
   Net transfers..............................................................         (1,131,578)                (10)
   Surrenders for benefit payments and fees...................................         (2,177,190)            (69,848)
   Other transactions.........................................................                277                  44
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................               (251)                (21)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....         (1,946,242)            (19,346)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................          2,425,125               6,578

NET ASSETS:
   Beginning of year..........................................................         14,304,307             347,102
                                                                                ------------------  ------------------
   End of year................................................................  $      16,729,432   $         353,680
                                                                                ==================  ==================

                                                                                    FRANKLIN             FRANKLIN
                                                                                  BALANCE SHEET           MUTUAL
                                                                                 INVESTMENT FUND        BEACON FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                                ------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          21,320    $          14,236
   Net realized gain (loss) on security transactions..........................            (89,466)               4,215
   Net realized gain on distributions.........................................            112,565               22,561
   Net unrealized appreciation (depreciation) of investments during the year..            356,493              152,643
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............            400,912              193,655
                                                                                ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              9,324               46,264
   Net transfers..............................................................            (22,346)                (388)
   Surrenders for benefit payments and fees...................................           (282,391)             (81,487)
   Other transactions.........................................................                (77)                   8
   Death benefits.............................................................                 --                   --
   Net loan activity..........................................................                 (8)                 (24)
   Net annuity transactions...................................................                 --                   --
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (295,498)             (35,627)
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets......................................            105,414              158,028

NET ASSETS:
   Beginning of year..........................................................          1,820,670              816,737
                                                                                ------------------  -------------------
   End of year................................................................  $       1,926,084    $         974,765
                                                                                ==================  ===================

                                                                                     FRANKLIN            FRANKLIN
                                                                                      MUTUAL           SMALL-MID CAP
                                                                                    SHARES FUND         GROWTH FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                -------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................   $          57,982   $          (8,719)
   Net realized gain (loss) on security transactions..........................              36,759               7,507
   Net realized gain on distributions.........................................             216,029             743,716
   Net unrealized appreciation (depreciation) of investments during the year..             484,519             503,666
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............             795,289           1,246,170
                                                                                -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             290,104              49,439
   Net transfers..............................................................            (613,282)           (208,906)
   Surrenders for benefit payments and fees...................................            (522,878)           (564,487)
   Other transactions.........................................................                  65                  70
   Death benefits.............................................................                  --                  --
   Net loan activity..........................................................                (105)                (19)
   Net annuity transactions...................................................                  --                  --
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (846,096)           (723,903)
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets......................................             (50,807)            522,267

NET ASSETS:
   Beginning of year..........................................................           3,857,472           4,169,404
                                                                                -------------------  ------------------
   End of year................................................................   $       3,806,665   $       4,691,671
                                                                                ===================  ==================

                                                                                    FRANKLIN            FRANKLIN
                                                                                  CONSERVATIVE           GROWTH
                                                                                 ALLOCATION FUND     ALLOCATION FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          43,080   $          38,566
   Net realized gain (loss) on security transactions..........................             12,281              59,106
   Net realized gain on distributions.........................................            130,463             601,202
   Net unrealized appreciation (depreciation) of investments during the year..            140,713             481,681
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            326,537           1,180,555
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            333,887             633,712
   Net transfers..............................................................            (47,055)            265,881
   Surrenders for benefit payments and fees...................................           (436,264)           (951,286)
   Other transactions.........................................................                 69                  86
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................               (112)               (190)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (149,475)            (51,797)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            177,062           1,128,758

NET ASSETS:
   Beginning of year..........................................................          2,622,073           5,667,735
                                                                                ------------------  ------------------
   End of year................................................................  $       2,799,135   $       6,796,493
                                                                                ==================  ==================

                                                                                    FRANKLIN
                                                                                    MODERATE            TEMPLETON
                                                                                 ALLOCATION FUND      FOREIGN FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          61,803   $         200,521
   Net realized gain (loss) on security transactions..........................             27,839             (31,894)
   Net realized gain on distributions.........................................            454,245                  --
   Net unrealized appreciation (depreciation) of investments during the year..            411,453             626,330
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            955,340             794,957
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            587,348             233,029
   Net transfers..............................................................            (42,577)           (333,031)
   Surrenders for benefit payments and fees...................................           (959,547)         (1,090,012)
   Other transactions.........................................................                237                 121
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................               (163)                (90)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (414,702)         (1,189,983)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            540,638            (395,026)

NET ASSETS:
   Beginning of year..........................................................          5,888,382           7,202,665
                                                                                ------------------  ------------------
   End of year................................................................  $       6,429,020   $       6,807,639
                                                                                ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-218

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-219

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                        GOLDMAN SACHS
                                                                                 HIGHLAND PREMIER          INCOME
                                                                                   GROWTH EQUITY        BUILDER FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $             (135)  $           1,597
   Net realized gain (loss) on security transactions..........................              (2,520)                375
   Net realized gain on distributions.........................................                  --                  --
   Net unrealized appreciation (depreciation) of investments during the year..              12,368               7,834
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............               9,713               9,806
                                                                                -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              14,573               2,576
   Net transfers..............................................................              (1,394)                 --
   Surrenders for benefit payments and fees...................................              (3,626)             (5,893)
   Other transactions.........................................................                  --                  (2)
   Death benefits.............................................................                  --                  --
   Net loan activity..........................................................                  --                  --
   Net annuity transactions...................................................                  --                  --
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....               9,553              (3,319)
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets......................................              19,266               6,487

NET ASSETS:
   Beginning of year..........................................................              88,004              55,809
                                                                                -------------------  ------------------
   End of year................................................................  $          107,270   $          62,296
                                                                                ===================  ==================

                                                                                   GOLDMAN SACHS      GOLDMAN SACHS
                                                                                      CAPITAL          CORE FIXED
                                                                                    GROWTH FUND        INCOME FUND
                                                                                    SUB-ACCOUNT        SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $             (29)  $           1,936
   Net realized gain (loss) on security transactions..........................                 65                  (3)
   Net realized gain on distributions.........................................                  7                 995
   Net unrealized appreciation (depreciation) of investments during the year..                614               6,669
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............                657               9,597
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                243              13,335
   Net transfers..............................................................                 --              21,696
   Surrenders for benefit payments and fees...................................             (3,266)             (3,995)
   Other transactions.........................................................                 (4)                 16
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                  --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (3,027)             31,052
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................             (2,370)             40,649

NET ASSETS:
   Beginning of year..........................................................              2,551              99,166
                                                                                ------------------  ------------------
   End of year................................................................  $             181   $         139,815
                                                                                ==================  ==================

                                                                                  GOLDMAN SACHS       GOLDMAN SACHS
                                                                                   U.S. EQUITY         GOVERNMENT
                                                                                  INSIGHTS FUND        INCOME FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $              --   $          34,659
   Net realized gain (loss) on security transactions..........................                 --                (885)
   Net realized gain on distributions.........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year..                  4              75,823
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............                  4             109,597
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                 --              86,267
   Net transfers..............................................................                 --              94,210
   Surrenders for benefit payments and fees...................................                 (1)           (271,518)
   Other transactions.........................................................                 (2)                161
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                 (31)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....                 (3)            (90,911)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................                  1              18,686

NET ASSETS:
   Beginning of year..........................................................                 12           1,991,708
                                                                                ------------------  ------------------
   End of year................................................................  $              13   $       2,010,394
                                                                                ==================  ==================

                                                                                   GOLDMAN SACHS        GOLDMAN SACHS
                                                                                      EQUITY               GROWTH
                                                                                    INCOME FUND      OPPORTUNITIES FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $             868    $          (6,109)
   Net realized gain (loss) on security transactions..........................                 596              (19,800)
   Net realized gain on distributions.........................................               4,510              232,685
   Net unrealized appreciation (depreciation) of investments during the year..              16,676               11,470
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              22,650              218,246
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               6,784               81,698
   Net transfers..............................................................                (837)               1,925
   Surrenders for benefit payments and fees...................................                (192)             (68,296)
   Other transactions.........................................................                  (7)                  61
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                  (63)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....               5,748               15,325
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              28,398              233,571

NET ASSETS:
   Beginning of year..........................................................              93,224              659,954
                                                                                -------------------  -------------------
   End of year................................................................   $         121,622    $         893,525
                                                                                ===================  ===================

                                                                                   GOLDMAN SACHS
                                                                                      FOCUSED           GOLDMAN SACHS
                                                                                   INTERNATIONAL           MID CAP
                                                                                    EQUITY FUND          VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $              59   $           11,915
   Net realized gain (loss) on security transactions..........................                 621              (73,515)
   Net realized gain on distributions.........................................                  --              103,679
   Net unrealized appreciation (depreciation) of investments during the year..               2,601            1,024,360
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............               3,281            1,066,439
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               2,499              204,719
   Net transfers..............................................................                 (87)             (30,202)
   Surrenders for benefit payments and fees...................................             (10,390)            (419,514)
   Other transactions.........................................................                  (4)                 (46)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  (8)                (222)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              (7,990)            (245,265)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              (4,709)             821,174

NET ASSETS:
   Beginning of year..........................................................              16,483            3,536,088
                                                                                -------------------  -------------------
   End of year................................................................   $          11,774   $        4,357,262
                                                                                ===================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-220

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-221

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                 GOLDMAN SACHS        GOLDMAN SACHS
                                                                                   SMALL CAP            STRATEGIC
                                                                                  VALUE FUND           GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $           5,947    $            (248)
   Net realized gain (loss) on security transactions.........................           (122,365)                 (74)
   Net realized gain on distributions........................................            221,558                9,276
   Net unrealized appreciation (depreciation) of investments during the year.          1,011,038                  508
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........          1,116,178                9,462
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            583,040                5,793
   Net transfers.............................................................           (644,655)              41,012
   Surrenders for benefit payments and fees..................................           (850,788)             (14,577)
   Other transactions........................................................                164                  (12)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (78)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (912,317)              32,216
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            203,861               41,678

NET ASSETS:
   Beginning of year.........................................................          5,409,781               19,572
                                                                               ------------------  -------------------
   End of year...............................................................  $       5,613,642    $          61,250
                                                                               ==================  ===================

                                                                                  GOLDMAN SACHS      GOLDMAN SACHS
                                                                                      HIGH             LARGE CAP
                                                                                   YIELD FUND         VALUE FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         159,522   $           1,889
   Net realized gain (loss) on security transactions.........................            (36,604)               (967)
   Net realized gain on distributions........................................                 --              19,594
   Net unrealized appreciation (depreciation) of investments during the year.            294,933              69,323
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            417,851              89,839
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             97,553              51,303
   Net transfers.............................................................            (67,040)             (7,118)
   Surrenders for benefit payments and fees..................................           (591,435)            (28,226)
   Other transactions........................................................                934                  (5)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (46)                (39)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (560,034)             15,915
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (142,183)            105,754

NET ASSETS:
   Beginning of year.........................................................          2,971,196             357,875
                                                                               ------------------  ------------------
   End of year...............................................................  $       2,829,013   $         463,629
                                                                               ==================  ==================

                                                                                 GOLDMAN SACHS         GOLDMAN SACHS
                                                                                 SMALL/MID CAP           SATELLITE
                                                                                  GROWTH FUND      STRATEGIES PORTFOLIO
                                                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                                                               ------------------  --------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (2,389)    $              40
   Net realized gain (loss) on security transactions.........................             30,302                    --
   Net realized gain on distributions........................................             27,013                    --
   Net unrealized appreciation (depreciation) of investments during the year.             88,676                   193
                                                                               ------------------  --------------------
   Net increase (decrease) in net assets resulting from operations...........            143,602                   233
                                                                               ------------------  --------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             30,499                   180
   Net transfers.............................................................            (62,414)                   --
   Surrenders for benefit payments and fees..................................           (374,656)                   (2)
   Other transactions........................................................                 (8)                   (1)
   Death benefits............................................................                 --                    --
   Net loan activity.........................................................                 --                    --
   Net annuity transactions..................................................                 --                    --
                                                                               ------------------  --------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (406,579)                  177
                                                                               ------------------  --------------------
   Net increase (decrease) in net assets.....................................           (262,977)                  410

NET ASSETS:
   Beginning of year.........................................................            462,183                 1,280
                                                                               ------------------  --------------------
   End of year...............................................................  $         199,206     $           1,690
                                                                               ==================  ====================

                                                                                                        HARTFORD
                                                                                   FROST VALUE          BALANCED
                                                                                   EQUITY FUND          HLS FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $              --   $          92,055
   Net realized gain (loss) on security transactions.........................                 --             130,311
   Net realized gain on distributions........................................                  3             585,524
   Net unrealized appreciation (depreciation) of investments during the year.                 --             569,259
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                  3           1,377,149
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 --             107,474
   Net transfers.............................................................                 --              10,512
   Surrenders for benefit payments and fees..................................                 --            (733,769)
   Other transactions........................................................                 (3)                 72
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                 (3)           (615,711)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................                 --             761,438

NET ASSETS:
   Beginning of year.........................................................                 --           6,560,732
                                                                               ------------------  ------------------
   End of year...............................................................  $              --   $       7,322,170
                                                                               ==================  ==================

                                                                                                       HARTFORD
                                                                                   HARTFORD             CAPITAL
                                                                                 TOTAL RETURN        APPRECIATION
                                                                                 BOND HLS FUND         HLS FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         456,361   $         172,065
   Net realized gain (loss) on security transactions.........................             (7,804)           (230,397)
   Net realized gain on distributions........................................                 --           2,540,177
   Net unrealized appreciation (depreciation) of investments during the year.            848,867           3,641,337
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........          1,297,424           6,123,182
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            395,489             201,633
   Net transfers.............................................................           (291,143)           (502,689)
   Surrenders for benefit payments and fees..................................         (1,635,287)         (2,061,634)
   Other transactions........................................................               (215)               (558)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (96)               (164)
   Net annuity transactions..................................................            (18,883)             (3,143)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (1,550,135)         (2,366,555)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (252,711)          3,756,627

NET ASSETS:
   Beginning of year.........................................................         13,502,835          20,759,778
                                                                               ------------------  ------------------
   End of year...............................................................  $      13,250,124   $      24,516,405
                                                                               ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-222

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-223

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                     HARTFORD
                                                                                     DIVIDEND          THE HARTFORD
                                                                                    AND GROWTH          HEALTHCARE
                                                                                     HLS FUND            HLS FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $         392,652   $         (22,988)
   Net realized gain (loss) on security transactions..........................           (162,066)            (77,972)
   Net realized gain on distributions.........................................          2,989,600             472,443
   Net unrealized appreciation (depreciation) of investments during the year..          3,021,359             633,356
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............          6,241,545           1,004,839
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            490,210             233,894
   Net transfers..............................................................           (378,764)           (136,465)
   Surrenders for benefit payments and fees...................................         (3,974,718)           (486,091)
   Other transactions.........................................................                362                (251)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................               (113)                (74)
   Net annuity transactions...................................................             (3,534)                 --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....         (3,866,557)           (388,987)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................          2,374,988             615,852

NET ASSETS:
   Beginning of year..........................................................         23,859,566           3,413,349
                                                                                ------------------  ------------------
   End of year................................................................  $      26,234,554   $       4,029,201
                                                                                ==================  ==================

                                                                                                        HARTFORD
                                                                                     HARTFORD          DISCIPLINED
                                                                                   GLOBAL GROWTH         EQUITY
                                                                                     HLS FUND           HLS FUND
                                                                                    SUB-ACCOUNT        SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          (3,857)  $               2
   Net realized gain (loss) on security transactions..........................              6,590                  --
   Net realized gain on distributions.........................................            184,832                  53
   Net unrealized appreciation (depreciation) of investments during the year..            155,130                  36
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            342,695                  91
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             47,112                 555
   Net transfers..............................................................            (38,597)                 --
   Surrenders for benefit payments and fees...................................            (44,316)                 (4)
   Other transactions.........................................................                 72                  --
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 (5)                 --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (35,734)                551
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            306,961                 642

NET ASSETS:
   Beginning of year..........................................................          1,078,953                  93
                                                                                ------------------  ------------------
   End of year................................................................  $       1,385,914   $             735
                                                                                ==================  ==================

                                                                                    HARTFORD             HARTFORD
                                                                                     GROWTH            INTERNATIONAL
                                                                                  OPPORTUNITIES        OPPORTUNITIES
                                                                                    HLS FUND             HLS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                                ------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $         (54,842)   $           8,059
   Net realized gain (loss) on security transactions..........................             84,821               15,367
   Net realized gain on distributions.........................................          1,595,906               30,791
   Net unrealized appreciation (depreciation) of investments during the year..            294,928              139,564
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............          1,920,813              193,781
                                                                                ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            602,152               52,986
   Net transfers..............................................................           (265,278)             (84,728)
   Surrenders for benefit payments and fees...................................         (1,176,825)            (126,591)
   Other transactions.........................................................               (128)                 (20)
   Death benefits.............................................................                 --                   --
   Net loan activity..........................................................               (186)                  (9)
   Net annuity transactions...................................................                 --                   --
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (840,265)            (158,362)
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets......................................          1,080,548               35,419

NET ASSETS:
   Beginning of year..........................................................          6,767,411              824,928
                                                                                ------------------  -------------------
   End of year................................................................  $       7,847,959    $         860,347
                                                                                ==================  ===================

                                                                                     HARTFORD             HARTFORD
                                                                                      MIDCAP             ULTRASHORT
                                                                                     HLS FUND           BOND HLS FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $          (3,162)  $           37,628
   Net realized gain (loss) on security transactions..........................             334,322                7,083
   Net realized gain on distributions.........................................           2,350,379                   --
   Net unrealized appreciation (depreciation) of investments during the year..           1,894,894               25,790
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............           4,576,433               70,501
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              59,697              240,007
   Net transfers..............................................................            (734,161)              36,797
   Surrenders for benefit payments and fees...................................          (2,424,421)            (334,700)
   Other transactions.........................................................                 (40)                  31
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  (6)                (249)
   Net annuity transactions...................................................                  --               (7,345)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....          (3,098,931)             (65,459)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................           1,477,502                5,042

NET ASSETS:
   Beginning of year..........................................................          14,978,744            3,597,812
                                                                                -------------------  -------------------
   End of year................................................................   $      16,456,246   $        3,602,854
                                                                                ===================  ===================

                                                                                     HARTFORD            HARTFORD
                                                                                   SMALL COMPANY     SMALL CAP GROWTH
                                                                                     HLS FUND            HLS FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $         (15,454)  $          (4,433)
   Net realized gain (loss) on security transactions..........................             40,580               8,096
   Net realized gain on distributions.........................................            965,848             103,763
   Net unrealized appreciation (depreciation) of investments during the year..            567,562              62,482
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............          1,558,536             169,908
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             69,938              71,392
   Net transfers..............................................................           (347,435)            (34,063)
   Surrenders for benefit payments and fees...................................           (604,322)           (107,395)
   Other transactions.........................................................                 97                 (14)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 (3)                (26)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (881,725)            (70,106)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            676,811              99,802

NET ASSETS:
   Beginning of year..........................................................          4,465,952             509,961
                                                                                ------------------  ------------------
   End of year................................................................  $       5,142,763   $         609,763
                                                                                ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-224

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-225

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                         HARTFORD
                                                                                                      U.S. GOVERNMENT
                                                                                    HARTFORD            SECURITIES
                                                                                 STOCK HLS FUND          HLS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          50,108   $          12,220
   Net realized gain (loss) on security transactions.........................             173,966              (1,436)
   Net realized gain on distributions........................................             396,356                  --
   Net unrealized appreciation (depreciation) of investments during the year.             603,024              18,336
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           1,223,454              29,120
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              58,619              19,324
   Net transfers.............................................................              52,954                 420
   Surrenders for benefit payments and fees..................................            (405,231)            (72,067)
   Other transactions........................................................                  49                  (1)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (28)                (18)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (293,637)            (52,342)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             929,817             (23,222)

NET ASSETS:
   Beginning of year.........................................................           4,162,652             654,018
                                                                               -------------------  ------------------
   End of year...............................................................   $       5,092,469   $         630,796
                                                                               ===================  ==================

                                                                                                     THE HARTFORD
                                                                                    HARTFORD          CHECKS AND
                                                                                 VALUE HLS FUND      BALANCES FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          20,195   $           5,332
   Net realized gain (loss) on security transactions.........................                355              (5,977)
   Net realized gain on distributions........................................            156,789              16,079
   Net unrealized appreciation (depreciation) of investments during the year.            193,118              42,167
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            370,457              57,601
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             79,067              30,176
   Net transfers.............................................................            (37,500)             10,811
   Surrenders for benefit payments and fees..................................           (183,298)            (32,959)
   Other transactions........................................................                (19)                 (6)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (7)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (141,757)              8,022
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            228,700              65,623

NET ASSETS:
   Beginning of year.........................................................          1,436,299             280,551
                                                                               ------------------  ------------------
   End of year...............................................................  $       1,664,999   $         346,174
                                                                               ==================  ==================

                                                                                                       THE HARTFORD
                                                                                  THE HARTFORD         DIVIDEND AND
                                                                                   HIGH YIELD           GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $           3,110   $           3,895
   Net realized gain (loss) on security transactions.........................                 (10)              1,261
   Net realized gain on distributions........................................                  --              23,574
   Net unrealized appreciation (depreciation) of investments during the year.               5,627             158,564
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               8,727             187,294
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              24,548              78,468
   Net transfers.............................................................                 470                 518
   Surrenders for benefit payments and fees..................................              (4,882)            (95,940)
   Other transactions........................................................                   9                 230
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (10)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              20,135             (16,724)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              28,862             170,570

NET ASSETS:
   Beginning of year.........................................................              54,504             710,585
                                                                               -------------------  ------------------
   End of year...............................................................   $          83,366   $         881,155
                                                                               ===================  ==================

                                                                                  THE HARTFORD
                                                                                  INTERNATIONAL       THE HARTFORD
                                                                               OPPORTUNITIES FUND      MIDCAP FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $             176   $          (9,529)
   Net realized gain (loss) on security transactions.........................              (1,161)             29,758
   Net realized gain on distributions........................................                  --              38,273
   Net unrealized appreciation (depreciation) of investments during the year.              98,261             162,384
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              97,276             220,886
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              75,787             103,662
   Net transfers.............................................................               1,059              34,613
   Surrenders for benefit payments and fees..................................            (182,207)           (219,739)
   Other transactions........................................................                  39                   4
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (13)                (22)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (105,335)            (81,482)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              (8,059)            139,404

NET ASSETS:
   Beginning of year.........................................................             422,399             717,336
                                                                               -------------------  ------------------
   End of year...............................................................   $         414,340   $         856,740
                                                                               ===================  ==================

                                                                                  THE HARTFORD         THE HARTFORD
                                                                                      SMALL            TOTAL RETURN
                                                                                  COMPANY FUND           BOND FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          (2,779)  $          12,315
   Net realized gain (loss) on security transactions.........................              20,531              (1,685)
   Net realized gain on distributions........................................              16,200                  --
   Net unrealized appreciation (depreciation) of investments during the year.              75,102              34,197
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             109,054              44,827
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              45,417              56,134
   Net transfers.............................................................              44,159              22,199
   Surrenders for benefit payments and fees..................................            (216,754)            (94,174)
   Other transactions........................................................                  75                  71
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (32)                (11)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (127,135)            (15,781)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (18,081)             29,046

NET ASSETS:
   Beginning of year.........................................................             344,346             498,599
                                                                               -------------------  ------------------
   End of year...............................................................   $         326,265   $         527,645
                                                                               ===================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-226

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-227

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                        THE HARTFORD
                                                                                   THE HARTFORD            GROWTH
                                                                                  HEALTHCARE FUND    OPPORTUNITIES FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $          (3,157)   $          (3,786)
   Net realized gain (loss) on security transactions..........................               1,244                  526
   Net realized gain on distributions.........................................              19,874               20,699
   Net unrealized appreciation (depreciation) of investments during the year..              67,022               55,774
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              84,983               73,213
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              53,722               57,055
   Net transfers..............................................................               1,593                7,919
   Surrenders for benefit payments and fees...................................             (33,004)              (5,127)
   Other transactions.........................................................                  (6)                  (6)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              22,305               59,841
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             107,288              133,054

NET ASSETS:
   Beginning of year..........................................................             261,446              244,576
                                                                                -------------------  -------------------
   End of year................................................................   $         368,734    $         377,630
                                                                                ===================  ===================

                                                                                   THE HARTFORD           HARTFORD
                                                                                       VALUE              MODERATE
                                                                                OPPORTUNITIES FUND     ALLOCATION FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $              48   $           27,914
   Net realized gain (loss) on security transactions..........................                  --               (1,468)
   Net realized gain on distributions.........................................                  71               34,445
   Net unrealized appreciation (depreciation) of investments during the year..                 497              282,057
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............                 616              342,948
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                  --              180,094
   Net transfers..............................................................                  --              (13,898)
   Surrenders for benefit payments and fees...................................                  (1)            (161,085)
   Other transactions.........................................................                  (4)                 175
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                 (273)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....                  (5)               5,013
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................                 611              347,961

NET ASSETS:
   Beginning of year..........................................................               2,132            1,984,555
                                                                                -------------------  -------------------
   End of year................................................................   $           2,743   $        2,332,516
                                                                                ===================  ===================

                                                                                   THE HARTFORD         THE HARTFORD
                                                                                   CONSERVATIVE            CAPITAL
                                                                                  ALLOCATION FUND     APPRECIATION FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $           12,688   $         (18,121)
   Net realized gain (loss) on security transactions..........................               6,110              38,064
   Net realized gain on distributions.........................................                  --             260,767
   Net unrealized appreciation (depreciation) of investments during the year..              79,201           1,492,360
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............              97,999           1,773,070
                                                                                -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              73,321             391,864
   Net transfers..............................................................                (410)            (83,820)
   Surrenders for benefit payments and fees...................................            (163,169)           (834,592)
   Other transactions.........................................................                 (16)                 41
   Death benefits.............................................................                  --                  --
   Net loan activity..........................................................                 (77)                (98)
   Net annuity transactions...................................................                  --                  --
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (90,351)           (526,605)
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets......................................               7,648           1,246,465

NET ASSETS:
   Beginning of year..........................................................             801,765           6,145,150
                                                                                -------------------  ------------------
   End of year................................................................  $          809,413   $       7,391,615
                                                                                ===================  ==================

                                                                                   THE HARTFORD
                                                                                      GROWTH           THE HARTFORD
                                                                                  ALLOCATION FUND   INFLATION PLUS FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          27,251   $           2,896
   Net realized gain (loss) on security transactions..........................             17,282             (11,997)
   Net realized gain on distributions.........................................             75,617                  --
   Net unrealized appreciation (depreciation) of investments during the year..            367,981              37,244
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............            488,131              28,143
                                                                                ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            244,085              82,255
   Net transfers..............................................................             (5,402)             (1,180)
   Surrenders for benefit payments and fees...................................           (199,855)           (143,170)
   Other transactions.........................................................               (174)                 (2)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (95)                 (9)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             38,559             (62,106)
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets......................................            526,690             (33,963)

NET ASSETS:
   Beginning of year..........................................................          2,251,441             492,011
                                                                                ------------------  -------------------
   End of year................................................................  $       2,778,131   $         458,048
                                                                                ==================  ===================

                                                                                   THE HARTFORD        THE HARTFORD
                                                                                      EQUITY             BALANCED
                                                                                    INCOME FUND         INCOME FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $           5,248   $           9,034
   Net realized gain (loss) on security transactions..........................             14,300              20,510
   Net realized gain on distributions.........................................             31,580               3,384
   Net unrealized appreciation (depreciation) of investments during the year..             74,208              71,427
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            125,336             104,355
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            100,937             111,015
   Net transfers..............................................................            (13,573)             (4,616)
   Surrenders for benefit payments and fees...................................           (204,770)           (418,113)
   Other transactions.........................................................                 (1)                 19
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (55)                (18)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (117,462)           (311,713)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................              7,874            (207,358)

NET ASSETS:
   Beginning of year..........................................................            516,949             632,665
                                                                                ------------------  ------------------
   End of year................................................................  $         524,823   $         425,307
                                                                                ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-228

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-229

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                   THE HARTFORD
                                                                                   INTERNATIONAL       THE HARTFORD
                                                                                       SMALL              MIDCAP
                                                                                   COMPANY FUND         VALUE FUND
                                                                                  SUB-ACCOUNT (2)       SUB-ACCOUNT
                                                                                ------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $             356   $             (524)
   Net realized gain (loss) on security transactions..........................             (6,195)              (3,552)
   Net realized gain on distributions.........................................                 --                3,612
   Net unrealized appreciation (depreciation) of investments during the year..              9,456               34,935
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              3,617               34,471
                                                                                ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              6,112               25,519
   Net transfers..............................................................            (32,802)              45,386
   Surrenders for benefit payments and fees...................................             (5,382)             (27,131)
   Other transactions.........................................................                 (6)                 (91)
   Death benefits.............................................................                 --                   --
   Net loan activity..........................................................                 --                  (23)
   Net annuity transactions...................................................                 --                   --
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (32,078)              43,660
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets......................................            (28,461)              78,131

NET ASSETS:
   Beginning of year..........................................................             28,461               96,397
                                                                                ------------------  -------------------
   End of year................................................................  $              --   $          174,528
                                                                                ==================  ===================

                                                                                HOTCHKIS AND WILEY
                                                                                     LARGE CAP          INVESCO V.I.
                                                                                    VALUE FUND         TECHNOLOGY FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $            5,024   $           (3,412)
   Net realized gain (loss) on security transactions..........................              43,069               (2,805)
   Net realized gain on distributions.........................................                  --               42,162
   Net unrealized appreciation (depreciation) of investments during the year..             106,610              107,964
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             154,703              143,909
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              22,762                2,453
   Net transfers..............................................................             (25,505)             (43,440)
   Surrenders for benefit payments and fees...................................            (138,314)             (16,995)
   Other transactions.........................................................                   9                   (2)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  (2)                  --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (141,050)             (57,984)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              13,653               85,925

NET ASSETS:
   Beginning of year..........................................................             604,219              454,934
                                                                                -------------------  -------------------
   End of year................................................................  $          617,872   $          540,859
                                                                                ===================  ===================

                                                                                      INVESCO            IVY NATURAL
                                                                                  TECHNOLOGY FUND      RESOURCES FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $           (5,359)   $          14,102
   Net realized gain (loss) on security transactions..........................              15,797              (51,405)
   Net realized gain on distributions.........................................              79,032                   --
   Net unrealized appreciation (depreciation) of investments during the year..             151,344              121,822
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             240,814               84,519
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             105,656              111,011
   Net transfers..............................................................             (36,809)             (35,751)
   Surrenders for benefit payments and fees...................................             (82,710)            (173,961)
   Other transactions.........................................................                 (87)                 236
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                (111)                 (58)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (14,061)             (98,523)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             226,753              (14,004)

NET ASSETS:
   Beginning of year..........................................................             688,069              973,056
                                                                                -------------------  -------------------
   End of year................................................................  $          914,822    $         959,052
                                                                                ===================  ===================

                                                                                   IVY LARGE CAP        IVY SCIENCE &
                                                                                    GROWTH FUND        TECHNOLOGY FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $          (5,882)   $         (11,780)
   Net realized gain (loss) on security transactions..........................              63,189               23,630
   Net realized gain on distributions.........................................              92,665              163,005
   Net unrealized appreciation (depreciation) of investments during the year..              80,220              373,191
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             230,192              548,046
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              71,152              189,297
   Net transfers..............................................................              (9,453)             (80,146)
   Surrenders for benefit payments and fees...................................            (284,120)             (71,297)
   Other transactions.........................................................                   1                  (12)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (12)                 (30)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (222,432)              37,812
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................               7,760              585,858

NET ASSETS:
   Beginning of year..........................................................             662,605            1,101,652
                                                                                -------------------  -------------------
   End of year................................................................   $         670,365    $       1,687,510
                                                                                ===================  ===================

                                                                                    IVY ASSET        JANUS HENDERSON
                                                                                  STRATEGY FUND      FORTY PORTFOLIO
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $           3,228   $         (15,156)
   Net realized gain (loss) on security transactions..........................            (25,439)             12,421
   Net realized gain on distributions.........................................             12,751             220,467
   Net unrealized appreciation (depreciation) of investments during the year..             86,659             612,955
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............             77,199             830,687
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             43,560              24,453
   Net transfers..............................................................               (368)           (145,935)
   Surrenders for benefit payments and fees...................................           (208,696)           (265,897)
   Other transactions.........................................................                 (6)                  1
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                  --
   Net annuity transactions...................................................                 --              (3,212)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (165,510)           (390,590)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            (88,311)            440,097

NET ASSETS:
   Beginning of year..........................................................            444,629           2,455,623
                                                                                ------------------  ------------------
   End of year................................................................  $         356,318   $       2,895,720
                                                                                ==================  ==================

(2)   Effective November 22, 2019 The Hartford International Small Company Fund
      merged with Hartford Global Impact Fund

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-230

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-231

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                  JANUS HENDERSON
                                                                                  GLOBAL RESEARCH       JANUS HENDERSON
                                                                                     PORTFOLIO       ENTERPRISE PORTFOLIO
                                                                                    SUB-ACCOUNT           SUB-ACCOUNT
                                                                                -------------------  --------------------

OPERATIONS:
   Net investment income (loss)...............................................   $             823     $            (532)
   Net realized gain (loss) on security transactions..........................               8,225                 6,356
   Net realized gain on distributions.........................................              16,004                 6,920
   Net unrealized appreciation (depreciation) of investments during the year..              42,185                20,721
                                                                                -------------------  --------------------
   Net increase (decrease) in net assets resulting from operations............              67,237                33,465
                                                                                -------------------  --------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                 349                   540
   Net transfers..............................................................                  --               (28,640)
   Surrenders for benefit payments and fees...................................             (23,569)               (7,782)
   Other transactions.........................................................                  (1)                   (1)
   Death benefits.............................................................                  --                    --
   Net loan activity..........................................................                  --                    --
   Net annuity transactions...................................................              (2,009)                   --
                                                                                -------------------  --------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (25,230)              (35,883)
                                                                                -------------------  --------------------
   Net increase (decrease) in net assets......................................              42,007                (2,418)

NET ASSETS:
   Beginning of year..........................................................             251,088               103,666
                                                                                -------------------  --------------------
   End of year................................................................   $         293,095     $         101,248
                                                                                ===================  ====================

                                                                                  JANUS HENDERSON
                                                                                     BALANCED          JANUS HENDERSON
                                                                                     PORTFOLIO       OVERSEAS PORTFOLIO
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $           5,425    $           2,378
   Net realized gain (loss) on security transactions..........................               5,648               (4,979)
   Net realized gain on distributions.........................................              12,282                   --
   Net unrealized appreciation (depreciation) of investments during the year..              64,225               47,698
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              87,580               45,097
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               5,039                2,291
   Net transfers..............................................................              (5,000)              (6,307)
   Surrenders for benefit payments and fees...................................             (27,819)              (7,111)
   Other transactions.........................................................                  (1)                  --
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (27,781)             (11,127)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              59,799               33,970

NET ASSETS:
   Beginning of year..........................................................             412,426              180,803
                                                                                -------------------  -------------------
   End of year................................................................   $         472,225    $         214,773
                                                                                ===================  ===================

                                                                                  JANUS HENDERSON
                                                                                     FLEXIBLE          JANUS HENDERSON
                                                                                     BOND FUND           FORTY FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $             669    $         (38,743)
   Net realized gain (loss) on security transactions..........................                (179)              60,040
   Net realized gain on distributions.........................................                  --              472,781
   Net unrealized appreciation (depreciation) of investments during the year..               2,008            1,442,893
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............               2,498            1,936,971
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               8,070              302,730
   Net transfers..............................................................                  --               31,390
   Surrenders for benefit payments and fees...................................              (5,950)            (699,411)
   Other transactions.........................................................                   3                 (139)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                 (116)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....               2,123             (365,546)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................               4,621            1,571,425

NET ASSETS:
   Beginning of year..........................................................              29,976            5,570,942
                                                                                -------------------  -------------------
   End of year................................................................   $          34,597    $       7,142,367
                                                                                ===================  ===================

                                                                                  JANUS HENDERSON      JANUS HENDERSON
                                                                                   BALANCED FUND       ENTERPRISE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $          30,767    $         (12,677)
   Net realized gain (loss) on security transactions..........................             263,670              171,671
   Net realized gain on distributions.........................................              27,283               58,384
   Net unrealized appreciation (depreciation) of investments during the year..             284,667              214,448
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             606,387              431,826
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             313,109              134,793
   Net transfers..............................................................            (181,558)            (322,627)
   Surrenders for benefit payments and fees...................................          (1,425,884)            (282,752)
   Other transactions.........................................................                 (68)              (1,791)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (28)                 (12)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....          (1,294,429)            (472,389)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................            (688,042)             (40,563)

NET ASSETS:
   Beginning of year..........................................................           3,097,454            1,403,572
                                                                                -------------------  -------------------
   End of year................................................................   $       2,409,412    $       1,363,009
                                                                                ===================  ===================

                                                                                                       JANUS HENDERSON
                                                                                  JANUS HENDERSON          GLOBAL
                                                                                   OVERSEAS FUND        RESEARCH FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $          17,339    $             502
   Net realized gain (loss) on security transactions..........................             (28,327)               5,823
   Net realized gain on distributions.........................................                  --                6,971
   Net unrealized appreciation (depreciation) of investments during the year..             372,889               29,880
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             361,901               43,176
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             127,564                6,173
   Net transfers..............................................................             (97,169)                (840)
   Surrenders for benefit payments and fees...................................            (228,729)             (28,960)
   Other transactions.........................................................                   9                   (5)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (70)                  --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (198,395)             (23,632)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             163,506               19,544

NET ASSETS:
   Beginning of year..........................................................           1,530,297              172,793
                                                                                -------------------  -------------------
   End of year................................................................   $       1,693,803    $         192,337
                                                                                ===================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-232

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-233

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                 JANUS HENDERSON           PGIM
                                                                                     MID CAP         JENNISON NATURAL
                                                                                   VALUE FUND         RESOURCES FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $             990   $           6,126
   Net realized gain (loss) on security transactions.........................             (18,375)            (31,313)
   Net realized gain on distributions........................................              16,037                  --
   Net unrealized appreciation (depreciation) of investments during the year.             270,418              98,034
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             269,070              72,847
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             114,320              69,522
   Net transfers.............................................................             (32,581)           (145,311)
   Surrenders for benefit payments and fees..................................            (120,321)            (74,547)
   Other transactions........................................................                  39                 470
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (19)                (17)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (38,562)           (149,883)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             230,508             (77,036)

NET ASSETS:
   Beginning of year.........................................................             939,160             479,224
                                                                               -------------------  ------------------
   End of year...............................................................   $       1,169,668   $         402,188
                                                                               ===================  ==================

                                                                                      PGIM               PGIM
                                                                                JENNISON MID-CAP    JENNISON 20/20
                                                                                   GROWTH FUND        FOCUS FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (5,746)  $          (2,235)
   Net realized gain (loss) on security transactions.........................            (22,977)              2,802
   Net realized gain on distributions........................................            202,953              12,625
   Net unrealized appreciation (depreciation) of investments during the year.             40,986              46,920
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            215,216              60,112
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             95,226              41,250
   Net transfers.............................................................            (21,565)            (10,841)
   Surrenders for benefit payments and fees..................................           (188,807)           (138,532)
   Other transactions........................................................                 (9)                 (2)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (20)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (115,175)           (108,125)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            100,041             (48,013)

NET ASSETS:
   Beginning of year.........................................................            608,274             232,380
                                                                               ------------------  ------------------
   End of year...............................................................  $         708,315   $         184,367
                                                                               ==================  ==================

                                                                                    JPMORGAN
                                                                                    LARGE CAP            JPMORGAN
                                                                                   GROWTH FUND        CORE BOND FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $            (923)  $         100,201
   Net realized gain (loss) on security transactions.........................              16,133               7,897
   Net realized gain on distributions........................................                 912              23,534
   Net unrealized appreciation (depreciation) of investments during the year.               7,728             172,681
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              23,850             304,313
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               1,110             648,354
   Net transfers.............................................................            (110,911)          1,603,615
   Surrenders for benefit payments and fees..................................                  (5)           (784,169)
   Other transactions........................................................                  (3)                 54
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                 (27)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (109,809)          1,467,827
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (85,959)          1,772,140

NET ASSETS:
   Beginning of year.........................................................              93,914           3,362,947
                                                                               -------------------  ------------------
   End of year...............................................................   $           7,955   $       5,135,087
                                                                               ===================  ==================

                                                                                   JPMORGAN            JPMORGAN
                                                                                   SMALL CAP           SMALL CAP
                                                                                  EQUITY FUND         GROWTH FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $            (351)  $          (8,489)
   Net realized gain (loss) on security transactions.........................                172              14,285
   Net realized gain on distributions........................................              2,652              49,260
   Net unrealized appreciation (depreciation) of investments during the year.              9,635             165,432
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             12,108             220,488
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              5,009              84,260
   Net transfers.............................................................                 --             (36,236)
   Surrenders for benefit payments and fees..................................               (952)            (60,885)
   Other transactions........................................................                (10)                 (4)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (23)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              4,047             (12,888)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             16,155             207,600

NET ASSETS:
   Beginning of year.........................................................             43,876             621,139
                                                                               ------------------  ------------------
   End of year...............................................................  $          60,031   $         828,739
                                                                               ==================  ==================

                                                                                    JPMORGAN
                                                                                    SMALL CAP            JPMORGAN
                                                                                   VALUE FUND        U.S. EQUITY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $           2,120   $              11
   Net realized gain (loss) on security transactions.........................              (5,329)             57,562
   Net realized gain on distributions........................................              21,098              67,277
   Net unrealized appreciation (depreciation) of investments during the year.              45,520             171,847
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              63,409             296,697
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              52,246             190,848
   Net transfers.............................................................              (3,448)            (42,591)
   Surrenders for benefit payments and fees..................................             (54,982)           (892,087)
   Other transactions........................................................                 (14)                (19)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (21)                (62)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              (6,219)           (743,911)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              57,190            (447,214)

NET ASSETS:
   Beginning of year.........................................................             345,038           1,245,220
                                                                               -------------------  ------------------
   End of year...............................................................   $         402,228   $         798,006
                                                                               ===================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-234

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-235

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                    JPMORGAN             JPMORGAN
                                                                                 SMARTRETIREMENT      SMARTRETIREMENT
                                                                                    2020 FUND            2025 FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $         112,362   $         127,290
   Net realized gain (loss) on security transactions.........................              69,270             112,757
   Net realized gain on distributions........................................             622,077             825,216
   Net unrealized appreciation (depreciation) of investments during the year.              81,734             278,207
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             885,443           1,343,470
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             683,525           1,418,416
   Net transfers.............................................................            (178,278)           (185,363)
   Surrenders for benefit payments and fees..................................          (2,371,475)         (1,681,878)
   Other transactions........................................................                  (2)                 61
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (267)               (396)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          (1,866,497)           (449,160)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (981,054)            894,310

NET ASSETS:
   Beginning of year.........................................................           6,550,260           7,819,330
                                                                               -------------------  ------------------
   End of year...............................................................   $       5,569,206   $       8,713,640
                                                                               ===================  ==================

                                                                                   JPMORGAN             JPMORGAN
                                                                                SMARTRETIREMENT      SMARTRETIREMENT
                                                                                   2030 FUND            2035 FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         122,122    $          59,694
   Net realized gain (loss) on security transactions.........................            163,404              102,219
   Net realized gain on distributions........................................          1,004,300              402,545
   Net unrealized appreciation (depreciation) of investments during the year.            253,939              498,038
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........          1,543,765            1,062,496
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,292,319              960,362
   Net transfers.............................................................            183,044             (200,916)
   Surrenders for benefit payments and fees..................................         (3,290,959)          (1,516,842)
   Other transactions........................................................                367                    2
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (663)                (711)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (1,815,892)            (758,105)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (272,127)             304,391

NET ASSETS:
   Beginning of year.........................................................          8,296,328            5,202,071
                                                                               ------------------  -------------------
   End of year...............................................................  $       8,024,201    $       5,506,462
                                                                               ==================  ===================

                                                                                    JPMORGAN           JPMORGAN
                                                                                 SMARTRETIREMENT    SMARTRETIREMENT
                                                                                    2040 FUND          2045 FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          56,398   $          34,430
   Net realized gain (loss) on security transactions.........................            221,475             112,411
   Net realized gain on distributions........................................            479,803             319,516
   Net unrealized appreciation (depreciation) of investments during the year.            543,764             411,454
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........          1,301,440             877,811
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,226,082             884,113
   Net transfers.............................................................            (78,529)            201,978
   Surrenders for benefit payments and fees..................................         (3,322,574)         (1,423,968)
   Other transactions........................................................                104                 164
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (395)               (733)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (2,175,312)           (338,446)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (873,872)            539,365

NET ASSETS:
   Beginning of year.........................................................          6,420,938           3,689,674
                                                                               ------------------  ------------------
   End of year...............................................................  $       5,547,066   $       4,229,039
                                                                               ==================  ==================

                                                                                    JPMORGAN             JPMORGAN
                                                                                 SMARTRETIREMENT      SMARTRETIREMENT
                                                                                    2050 FUND           INCOME FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          29,847   $          44,771
   Net realized gain (loss) on security transactions.........................              50,228              22,153
   Net realized gain on distributions........................................             248,108             219,787
   Net unrealized appreciation (depreciation) of investments during the year.             353,983              23,547
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             682,166             310,258
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             804,461             286,061
   Net transfers.............................................................              74,601             105,218
   Surrenders for benefit payments and fees..................................          (1,034,384)         (1,169,432)
   Other transactions........................................................                 153                  16
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (379)               (275)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (155,548)           (778,412)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             526,618            (468,154)

NET ASSETS:
   Beginning of year.........................................................           2,907,745           2,509,469
                                                                               -------------------  ------------------
   End of year...............................................................   $       3,434,363   $       2,041,315
                                                                               ===================  ==================

                                                                                    JP MORGAN           KEELEY
                                                                                SMART RETIREMENT       SMALL CAP
                                                                                    2055 FUND         VALUE FUND
                                                                                   SUB-ACCOUNT      SUB-ACCOUNT (3)
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          14,936   $           3,193
   Net realized gain (loss) on security transactions.........................             42,070            (341,585)
   Net realized gain on distributions........................................             98,042             200,618
   Net unrealized appreciation (depreciation) of investments during the year.            178,643             283,811
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            333,691             146,037
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            763,845              11,694
   Net transfers.............................................................             27,584          (1,096,906)
   Surrenders for benefit payments and fees..................................           (601,368)            (37,046)
   Other transactions........................................................                (16)                 16
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (451)                 (3)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            189,594          (1,122,245)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            523,285            (976,208)

NET ASSETS:
   Beginning of year.........................................................          1,311,024             976,208
                                                                               ------------------  ------------------
   End of year...............................................................  $       1,834,309   $              --
                                                                               ==================  ==================

(3)   Effective June 10, 2019 Keeley Small Cap Value Fund merged with Keeley
      Small Cap Dividend Value Fund

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-236

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-237

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                     LKCM AQUINAS
                                                                                 LOOMIS SAYLES         CATHOLIC
                                                                                   BOND FUND          EQUITY FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         115,316   $            (746)
   Net realized gain (loss) on security transactions.........................            (20,289)                 (5)
   Net realized gain on distributions........................................              4,971              15,086
   Net unrealized appreciation (depreciation) of investments during the year.            277,402              19,482
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            377,400              33,817
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            466,624              23,200
   Net transfers.............................................................           (161,620)                 --
   Surrenders for benefit payments and fees..................................           (427,854)                 --
   Other transactions........................................................                 (3)                 (6)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (31)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (122,884)             23,194
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            254,516              57,011

NET ASSETS:
   Beginning of year.........................................................          3,594,216             103,065
                                                                               ------------------  ------------------
   End of year...............................................................  $       3,848,732   $         160,076
                                                                               ==================  ==================

                                                                                                        LORD ABBETT
                                                                                   LORD ABBETT          FUNDAMENTAL
                                                                                 AFFILIATED FUND        EQUITY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $           5,362   $          22,228
   Net realized gain (loss) on security transactions.........................                (355)            (70,773)
   Net realized gain on distributions........................................               9,404             219,003
   Net unrealized appreciation (depreciation) of investments during the year.              75,945             371,326
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              90,356             541,784
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              45,864             165,534
   Net transfers.............................................................             (16,898)            (51,282)
   Surrenders for benefit payments and fees..................................             (51,149)           (911,828)
   Other transactions........................................................                  (8)                 (7)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (19)                (53)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (22,210)           (797,636)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              68,146            (255,852)

NET ASSETS:
   Beginning of year.........................................................             389,002           2,740,664
                                                                               -------------------  ------------------
   End of year...............................................................   $         457,148   $       2,484,812
                                                                               ===================  ==================

                                                                                  LORD ABBETT          LORD ABBETT
                                                                                     BOND                GROWTH
                                                                                DEBENTURE FUND     OPPORTUNITIES FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          80,242    $          (1,693)
   Net realized gain (loss) on security transactions.........................                998                9,358
   Net realized gain on distributions........................................                 --                7,890
   Net unrealized appreciation (depreciation) of investments during the year.            195,537               38,317
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            276,777               53,872
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            152,001               15,773
   Net transfers.............................................................             25,182              (71,584)
   Surrenders for benefit payments and fees..................................           (295,743)             (35,825)
   Other transactions........................................................                759                  (10)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (10)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (117,811)             (91,646)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            158,966              (37,774)

NET ASSETS:
   Beginning of year.........................................................          2,222,576              186,817
                                                                               ------------------  -------------------
   End of year...............................................................  $       2,381,542    $         149,043
                                                                               ==================  ===================

                                                                                   LORD ABBETT
                                                                                   CALIBRATED
                                                                                    DIVIDEND            LORD ABBETT
                                                                                   GROWTH FUND       TOTAL RETURN FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................   $           1,033   $          161,097
   Net realized gain (loss) on security transactions.........................               3,682              (10,015)
   Net realized gain on distributions........................................               9,110                   --
   Net unrealized appreciation (depreciation) of investments during the year.              33,170              304,275
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              46,995              455,357
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              31,151              630,784
   Net transfers.............................................................               9,245              376,561
   Surrenders for benefit payments and fees..................................             (46,621)            (887,683)
   Other transactions........................................................                  32                1,044
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                 (46)                 (86)
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              (6,239)             120,620
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................              40,756              575,977

NET ASSETS:
   Beginning of year.........................................................             181,402            5,551,684
                                                                               -------------------  -------------------
   End of year...............................................................   $         222,158   $        6,127,661
                                                                               ===================  ===================

                                                                                   LORD ABBETT        LORD ABBETT
                                                                                   DEVELOPING        INTERNATIONAL
                                                                                   GROWTH FUND      EQUITY INV OPT
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         (10,220)  $           3,807
   Net realized gain (loss) on security transactions.........................             17,336                (222)
   Net realized gain on distributions........................................            181,212                  --
   Net unrealized appreciation (depreciation) of investments during the year.             59,605              61,512
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            247,933              65,097
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            103,751              41,651
   Net transfers.............................................................            (98,887)               (100)
   Surrenders for benefit payments and fees..................................           (126,704)            (14,979)
   Other transactions........................................................                 19                  (5)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (23)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (121,844)             26,567
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            126,089              91,664

NET ASSETS:
   Beginning of year.........................................................            841,277             297,870
                                                                               ------------------  ------------------
   End of year...............................................................  $         967,366   $         389,534
                                                                               ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-238

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-239

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                     LORD ABBETT
                                                                                        VALUE             CLEARBRIDGE
                                                                                 OPPORTUNITIES FUND       VALUE TRUST
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  -------------------

OPERATIONS:
   Net investment income (loss)................................................  $          (10,963)   $            (512)
   Net realized gain (loss) on security transactions...........................             (83,954)               6,061
   Net realized gain on distributions..........................................             320,764                   --
   Net unrealized appreciation (depreciation) of investments during the year...             427,669               49,676
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............             653,516               55,225
                                                                                 -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................             284,759                8,245
   Net transfers...............................................................            (265,631)                (203)
   Surrenders for benefit payments and fees....................................            (872,949)             (40,357)
   Other transactions..........................................................                  74                  (10)
   Death benefits..............................................................                  --                   --
   Net loan activity...........................................................                 (76)                  (3)
   Net annuity transactions....................................................                  --                   --
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......            (853,823)             (32,328)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets.......................................            (200,307)              22,897

NET ASSETS:
   Beginning of year...........................................................           3,301,217              219,780
                                                                                 -------------------  -------------------
   End of year.................................................................  $        3,100,910    $         242,677
                                                                                 ===================  ===================

                                                                                                        MASSMUTUAL
                                                                                                      RETIRESMART(SM)
                                                                                    BMO MID-CAP         BY JPMORGAN
                                                                                    VALUE FUND           2010 FUND
                                                                                    SUB-ACCOUNT       SUB-ACCOUNT (4)
                                                                                 ------------------  ------------------

OPERATIONS:
   Net investment income (loss)................................................  $           4,691   $           1,472
   Net realized gain (loss) on security transactions...........................            (22,907)             (2,685)
   Net realized gain on distributions..........................................                 38               2,157
   Net unrealized appreciation (depreciation) of investments during the year...            121,591                 561
                                                                                 ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.............            103,413               1,505
                                                                                 ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...................................................................             14,817                 951
   Net transfers...............................................................            (21,285)            (55,704)
   Surrenders for benefit payments and fees....................................           (142,819)                 --
   Other transactions..........................................................                 (8)                 (1)
   Death benefits..............................................................                 --                  --
   Net loan activity...........................................................                (15)                 --
   Net annuity transactions....................................................                 --                  --
                                                                                 ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions......           (149,310)            (54,754)
                                                                                 ------------------  ------------------
   Net increase (decrease) in net assets.......................................            (45,897)            (53,249)

NET ASSETS:
   Beginning of year...........................................................            577,967              53,249
                                                                                 ------------------  ------------------
   End of year.................................................................  $         532,070   $              --
                                                                                 ==================  ==================

                                                                                   MFS(R) EMERGING      MASSACHUSETTS
                                                                                       MARKETS        INVESTORS GROWTH
                                                                                      DEBT FUND          STOCK FUND
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 ------------------  -------------------

OPERATIONS:
   Net investment income (loss)................................................  $          10,297   $            3,316
   Net realized gain (loss) on security transactions...........................             (1,455)              61,266
   Net realized gain on distributions..........................................                 --              265,971
   Net unrealized appreciation (depreciation) of investments during the year...             25,219              795,839
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............             34,061            1,126,392
                                                                                 ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................             34,663               35,536
   Net transfers...............................................................            (21,321)             305,848
   Surrenders for benefit payments and fees....................................            (87,513)            (190,604)
   Other transactions..........................................................                 67                  (34)
   Death benefits..............................................................                 --                   --
   Net loan activity...........................................................                 (9)                 (18)
   Net annuity transactions....................................................                 --                   --
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......            (74,113)             150,728
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets.......................................            (40,052)           1,277,120

NET ASSETS:
   Beginning of year...........................................................            288,446            2,827,211
                                                                                 ------------------  -------------------
   End of year.................................................................  $         248,394   $        4,104,331
                                                                                 ==================  ===================

                                                                                                              MFS
                                                                                                         INTERNATIONAL
                                                                                      MFS HIGH                NEW
                                                                                     INCOME FUND        DISCOVERY FUND
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  -------------------

OPERATIONS:
   Net investment income (loss)................................................  $           37,386    $           1,876
   Net realized gain (loss) on security transactions...........................              (2,562)               8,382
   Net realized gain on distributions..........................................                  --                5,372
   Net unrealized appreciation (depreciation) of investments during the year...              80,843               53,023
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............             115,667               68,653
                                                                                 -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................              59,255               24,904
   Net transfers...............................................................             (11,881)              (3,395)
   Surrenders for benefit payments and fees....................................             (58,317)             (58,728)
   Other transactions..........................................................                 232                  (73)
   Death benefits..............................................................                  --                   --
   Net loan activity...........................................................                 (36)                  (9)
   Net annuity transactions....................................................                  --                   --
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......             (10,747)             (37,301)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets.......................................             104,920               31,352

NET ASSETS:
   Beginning of year...........................................................             855,051              336,334
                                                                                 -------------------  -------------------
   End of year.................................................................  $          959,971    $         367,686
                                                                                 ===================  ===================

                                                                                     MFS MID CAP           MFS NEW
                                                                                     GROWTH FUND       DISCOVERY FUND
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 -------------------  ------------------

OPERATIONS:
   Net investment income (loss)................................................   $          (5,191)  $            (787)
   Net realized gain (loss) on security transactions...........................              36,087              54,904
   Net realized gain on distributions..........................................               6,174             298,513
   Net unrealized appreciation (depreciation) of investments during the year...             167,816             795,295
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.............             204,886           1,147,925
                                                                                 -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...................................................................              16,612             319,749
   Net transfers...............................................................              (3,326)            262,760
   Surrenders for benefit payments and fees....................................             (73,694)           (309,972)
   Other transactions..........................................................                  (9)               (336)
   Death benefits..............................................................                  --                  --
   Net loan activity...........................................................                 (12)                 (3)
   Net annuity transactions....................................................                  --                  --
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions......             (60,429)            272,198
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets.......................................             144,457           1,420,123

NET ASSETS:
   Beginning of year...........................................................             575,592           2,622,141
                                                                                 -------------------  ------------------
   End of year.................................................................   $         720,049   $       4,042,264
                                                                                 ===================  ==================

(4)   Effective January 25, 2019 MassMutual RetireSMART(SM) by JPMorgan 2010
      Fund merged with MassMutual RetireSMART(SM) by JPMorgan In Retirement
      Fund

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-240

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-241

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                   MFS RESEARCH          MFS TOTAL
                                                                                INTERNATIONAL FUND      RETURN FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          18,549   $          35,275
   Net realized gain (loss) on security transactions..........................            133,952             115,969
   Net realized gain on distributions.........................................                 --              28,007
   Net unrealized appreciation (depreciation) of investments during the year..            551,659             278,904
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            704,160             458,155
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            397,642             312,009
   Net transfers..............................................................           (282,575)               (447)
   Surrenders for benefit payments and fees...................................         (1,425,646)         (1,491,345)
   Other transactions.........................................................                (96)                152
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (96)                (59)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....         (1,310,771)         (1,179,690)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................           (606,611)           (721,535)

NET ASSETS:
   Beginning of year..........................................................          3,040,435           2,851,501
                                                                                ------------------  ------------------
   End of year................................................................  $       2,433,824   $       2,129,966
                                                                                ==================  ==================

                                                                                        MFS                  MFS
                                                                                  UTILITIES FUND         VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $           82,255   $          140,530
   Net realized gain (loss) on security transactions..........................              64,019              748,391
   Net realized gain on distributions.........................................             190,544              108,243
   Net unrealized appreciation (depreciation) of investments during the year..             563,237            1,437,420
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             900,055            2,434,584
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             260,139              972,874
   Net transfers..............................................................               2,319             (614,474)
   Surrenders for benefit payments and fees...................................            (464,346)          (3,494,316)
   Other transactions.........................................................                 (56)                 136
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (98)                (302)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (202,042)          (3,136,082)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             698,013             (701,498)

NET ASSETS:
   Beginning of year..........................................................           3,808,393            9,481,713
                                                                                -------------------  -------------------
   End of year................................................................  $        4,506,406   $        8,780,215
                                                                                ===================  ===================

                                                                                                             MFS
                                                                                     MFS TOTAL          MASSACHUSETTS
                                                                                 RETURN BOND FUND      INVESTORS TRUST
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $           59,662    $           1,651
   Net realized gain (loss) on security transactions..........................              35,091               62,798
   Net realized gain on distributions.........................................                  --               63,716
   Net unrealized appreciation (depreciation) of investments during the year..             128,288              151,425
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             223,041              279,590
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             355,292              121,548
   Net transfers..............................................................             264,229             (181,715)
   Surrenders for benefit payments and fees...................................          (1,377,972)            (216,159)
   Other transactions.........................................................                 226                  (14)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                (214)                 (22)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (758,439)            (276,362)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................            (535,398)               3,228

NET ASSETS:
   Beginning of year..........................................................           2,457,938              927,630
                                                                                -------------------  -------------------
   End of year................................................................  $        1,922,540    $         930,858
                                                                                ===================  ===================

                                                                                        MFS
                                                                                   INTERNATIONAL          MFS CORE
                                                                                    GROWTH FUND          EQUITY FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $              112    $           1,600
   Net realized gain (loss) on security transactions..........................               3,524               24,704
   Net realized gain on distributions.........................................                 970               37,884
   Net unrealized appreciation (depreciation) of investments during the year..              34,008              631,265
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              38,614              695,453
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              32,694               16,325
   Net transfers..............................................................              37,423                1,544
   Surrenders for benefit payments and fees...................................             (15,983)            (205,887)
   Other transactions.........................................................                (899)                 (11)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (16)                  (5)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              53,219             (188,034)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              91,833              507,419

NET ASSETS:
   Beginning of year..........................................................             117,187            2,247,711
                                                                                -------------------  -------------------
   End of year................................................................  $          209,020    $       2,755,130
                                                                                ===================  ===================

                                                                                        MFS                  MFS
                                                                                    GOVERNMENT          INTERNATIONAL
                                                                                  SECURITIES FUND        VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $          82,296    $         102,948
   Net realized gain (loss) on security transactions..........................              (8,356)             349,155
   Net realized gain on distributions.........................................                  --              410,375
   Net unrealized appreciation (depreciation) of investments during the year..             201,447            2,089,845
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             275,387            2,952,323
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             863,478            1,045,960
   Net transfers..............................................................             453,465             (675,311)
   Surrenders for benefit payments and fees...................................          (2,404,787)          (1,575,127)
   Other transactions.........................................................                 393                  228
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                (487)                (117)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....          (1,087,938)          (1,204,367)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................            (812,551)           1,747,956

NET ASSETS:
   Beginning of year..........................................................           4,662,855           12,078,654
                                                                                -------------------  -------------------
   End of year................................................................   $       3,850,304    $      13,826,610
                                                                                ===================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-242

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-243

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                        MFS               MFS CORE
                                                                                  TECHNOLOGY FUND       EQUITY SERIES
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $          (1,242)   $             (66)
   Net realized gain (loss) on security transactions..........................               1,877                2,054
   Net realized gain on distributions.........................................               3,762                  518
   Net unrealized appreciation (depreciation) of investments during the year..              40,357                2,267
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              44,754                4,773
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               5,339                  540
   Net transfers..............................................................              (7,613)              (8,519)
   Surrenders for benefit payments and fees...................................              (1,044)                  --
   Other transactions.........................................................                  (7)                  (2)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              (3,325)              (7,981)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              41,429               (3,208)

NET ASSETS:
   Beginning of year..........................................................             131,387               16,285
                                                                                -------------------  -------------------
   End of year................................................................   $         172,816    $          13,077
                                                                                ===================  ===================

                                                                                        MFS                  MFS
                                                                                 UTILITIES SERIES        GROWTH FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $           7,397   $           (2,620)
   Net realized gain (loss) on security transactions..........................               9,363               26,272
   Net realized gain on distributions.........................................                 667                4,959
   Net unrealized appreciation (depreciation) of investments during the year..              33,267               55,456
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              50,694               84,067
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                 540               31,627
   Net transfers..............................................................             (16,707)             (71,022)
   Surrenders for benefit payments and fees...................................             (16,918)             (16,791)
   Other transactions.........................................................                  (8)                   8
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                  (19)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (33,093)             (56,197)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              17,601               27,870

NET ASSETS:
   Beginning of year..........................................................             221,056              245,012
                                                                                -------------------  -------------------
   End of year................................................................   $         238,657   $          272,882
                                                                                ===================  ===================

                                                                                                          BLACKROCK
                                                                                        MFS                GLOBAL
                                                                                    HIGH YIELD           ALLOCATION
                                                                                     PORTFOLIO           FUND, INC.
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $            7,405   $          28,363
   Net realized gain (loss) on security transactions..........................              (1,643)            (95,015)
   Net realized gain on distributions.........................................                  --             290,419
   Net unrealized appreciation (depreciation) of investments during the year..              14,395             894,234
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............              20,157           1,118,001
                                                                                -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               1,869             805,075
   Net transfers..............................................................             101,998            (149,647)
   Surrenders for benefit payments and fees...................................             (22,260)         (2,886,918)
   Other transactions.........................................................                  (1)                128
   Death benefits.............................................................                  --                  --
   Net loan activity..........................................................                  --                (269)
   Net annuity transactions...................................................                  --                  --
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              81,606          (2,231,631)
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets......................................             101,763          (1,113,630)

NET ASSETS:
   Beginning of year..........................................................             143,020           7,662,627
                                                                                -------------------  ------------------
   End of year................................................................  $          244,783   $       6,548,997
                                                                                ===================  ==================

                                                                                     BLACKROCK           BLACKROCK
                                                                                     ADVANTAGE           ADVANTAGE
                                                                                     LARGE CAP          U.S. TOTAL
                                                                                     CORE FUND          MARKET FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $             390   $            (360)
   Net realized gain (loss) on security transactions..........................                556               2,457
   Net realized gain on distributions.........................................              1,815                 417
   Net unrealized appreciation (depreciation) of investments during the year..             14,059              12,184
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............             16,820              14,698
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              2,273               3,895
   Net transfers..............................................................                 --             (60,000)
   Surrenders for benefit payments and fees...................................             (6,915)                 (5)
   Other transactions.........................................................                 (4)                 --
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 (2)                 --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (4,648)            (56,110)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................             12,172             (41,412)

NET ASSETS:
   Beginning of year..........................................................             62,790              77,953
                                                                                ------------------  ------------------
   End of year................................................................  $          74,962   $          36,541
                                                                                ==================  ==================

                                                                                     BLACKROCK           BLACKROCK
                                                                                      MID CAP          INTERNATIONAL
                                                                                   DIVIDEND FUND       DIVIDEND FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $           7,932   $           4,781
   Net realized gain (loss) on security transactions..........................            (23,869)            (60,354)
   Net realized gain on distributions.........................................             39,634                 942
   Net unrealized appreciation (depreciation) of investments during the year..            317,965             128,301
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            341,662              73,670
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            151,625              63,139
   Net transfers..............................................................            (17,122)           (303,866)
   Surrenders for benefit payments and fees...................................           (168,625)            (22,721)
   Other transactions.........................................................                 30                  56
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (59)                (27)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (34,151)           (263,419)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            307,511            (189,749)

NET ASSETS:
   Beginning of year..........................................................          1,217,546             578,399
                                                                                ------------------  ------------------
   End of year................................................................  $       1,525,057   $         388,650
                                                                                ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-244

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-245

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                    BLACKROCK       VICTORY MUNDER
                                                                                 MID CAP GROWTH      MID-CAP CORE
                                                                                EQUITY PORTFOLIO      GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (4,057)  $          (9,701)
   Net realized gain (loss) on security transactions.........................              6,935            (144,551)
   Net realized gain on distributions........................................              1,954           1,309,560
   Net unrealized appreciation (depreciation) of investments during the year.             89,747            (409,437)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             94,579             745,871
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             49,624             107,308
   Net transfers.............................................................             63,816             (96,995)
   Surrenders for benefit payments and fees..................................            (22,642)           (494,321)
   Other transactions........................................................                  4                (111)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (35)               (122)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             90,767            (484,241)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            185,346             261,630

NET ASSETS:
   Beginning of year.........................................................            249,725           3,005,279
                                                                               ------------------  ------------------
   End of year...............................................................  $         435,071   $       3,266,909
                                                                               ==================  ==================

                                                                                   NEUBERGER
                                                                                    BERMAN             NUVEEN NWQ
                                                                                  SUSTAINABLE         INTERNATIONAL
                                                                                  EQUITY FUND          VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (1,849)  $           1,722
   Net realized gain (loss) on security transactions.........................              2,178                  20
   Net realized gain on distributions........................................            135,339                  --
   Net unrealized appreciation (depreciation) of investments during the year.            221,742              10,218
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            357,410              11,960
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            158,743               8,433
   Net transfers.............................................................              5,785               5,170
   Surrenders for benefit payments and fees..................................           (237,777)             (1,162)
   Other transactions........................................................                 86                  (3)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (27)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (73,190)             12,438
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            284,220              24,398

NET ASSETS:
   Beginning of year.........................................................          1,478,564              61,730
                                                                               ------------------  ------------------
   End of year...............................................................  $       1,762,784   $          86,128
                                                                               ==================  ==================

                                                                                  THE OAKMARK         THE OAKMARK
                                                                                 INTERNATIONAL        EQUITY AND
                                                                                SMALL CAP FUND        INCOME FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $            (521)  $         165,842
   Net realized gain (loss) on security transactions.........................             (5,705)             16,666
   Net realized gain on distributions........................................                 --             698,821
   Net unrealized appreciation (depreciation) of investments during the year.            114,337             908,941
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            108,111           1,790,270
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 --              14,723
   Net transfers.............................................................             (3,408)           (137,024)
   Surrenders for benefit payments and fees..................................            (42,654)           (978,953)
   Other transactions........................................................                (14)                 (3)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (58)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (46,076)         (1,101,315)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             62,035             688,955

NET ASSETS:
   Beginning of year.........................................................            360,264           9,684,498
                                                                               ------------------  ------------------
   End of year...............................................................  $         422,299   $      10,373,453
                                                                               ==================  ==================

                                                                                     INVESCO
                                                                                   OPPENHEIMER          INVESCO
                                                                                     CAPITAL          OPPENHEIMER
                                                                                APPRECIATION FUND     GLOBAL FUND
                                                                                 SUB-ACCOUNT (5)    SUB-ACCOUNT (6)
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (4,994)  $           8,033
   Net realized gain (loss) on security transactions.........................             11,960              65,357
   Net realized gain on distributions........................................            193,950              45,096
   Net unrealized appreciation (depreciation) of investments during the year.             70,127           1,221,133
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            271,043           1,339,619
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             33,966             296,220
   Net transfers.............................................................            (34,161)           (179,034)
   Surrenders for benefit payments and fees..................................            (23,166)           (346,790)
   Other transactions........................................................                 (6)                143
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (38)                (66)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (23,405)           (229,527)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            247,638           1,110,092

NET ASSETS:
   Beginning of year.........................................................            772,314           4,392,311
                                                                               ------------------  ------------------
   End of year...............................................................  $       1,019,952   $       5,502,403
                                                                               ==================  ==================

                                                                                     INVESCO              INVESCO
                                                                                   OPPENHEIMER          OPPENHEIMER
                                                                                     GLOBAL            INTERNATIONAL
                                                                               OPPORTUNITIES FUND       GROWTH FUND
                                                                                 SUB-ACCOUNT (7)      SUB-ACCOUNT (8)
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          (3,515)  $          27,424
   Net realized gain (loss) on security transactions.........................              19,073              53,997
   Net realized gain on distributions........................................              25,545                  --
   Net unrealized appreciation (depreciation) of investments during the year.              76,351             888,673
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             117,454             970,094
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              52,891             310,027
   Net transfers.............................................................             355,552            (165,627)
   Surrenders for benefit payments and fees..................................            (409,040)           (703,511)
   Other transactions........................................................                 717                (264)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                (151)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                 120            (559,526)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             117,574             410,568

NET ASSETS:
   Beginning of year.........................................................             324,177           3,661,213
                                                                               -------------------  ------------------
   End of year...............................................................   $         441,751   $       4,071,781
                                                                               ===================  ==================

(5)   Formerly Oppenheimer Capital Appreciation Fund. Change effective May 24,
      2019

(6)   Formerly Oppenheimer Global Fund. Change effective May 24, 2019

(7)   Formerly Oppenheimer Global Opportunities Fund. Change effective May 24,
      2019

(8)   Formerly Oppenheimer International Growth Fund. Change effective May 24,
      2019

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-246

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-247

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                          INVESCO
                                                                                     INVESCO            OPPENHEIMER
                                                                                   OPPENHEIMER       GLOBAL STRATEGIC
                                                                                MAIN STREET FUND        INCOME FUND
                                                                                 SUB-ACCOUNT (9)     SUB-ACCOUNT (10)
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $            (201)  $          24,187
   Net realized gain (loss) on security transactions.........................                 136              (4,084)
   Net realized gain on distributions........................................              36,000                  --
   Net unrealized appreciation (depreciation) of investments during the year.             133,225              38,302
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             169,160              58,405
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              52,281              80,118
   Net transfers.............................................................             (10,233)             13,013
   Surrenders for benefit payments and fees..................................            (406,317)            (79,705)
   Other transactions........................................................                  (7)                121
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (50)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (364,326)             13,547
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (195,166)             71,952

NET ASSETS:
   Beginning of year.........................................................             590,875             601,206
                                                                               -------------------  ------------------
   End of year...............................................................   $         395,709   $         673,158
                                                                               ===================  ==================

                                                                                     INVESCO             INVESCO
                                                                                   OPPENHEIMER         OPPENHEIMER
                                                                                   MAIN STREET         DEVELOPING
                                                                                  MID CAP FUND        MARKETS FUND
                                                                                SUB-ACCOUNT (11)    SUB-ACCOUNT (12)
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         (15,579)   $          (6,192)
   Net realized gain (loss) on security transactions.........................            (19,784)             152,295
   Net realized gain on distributions........................................            134,662               87,400
   Net unrealized appreciation (depreciation) of investments during the year.            626,948              755,616
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            726,247              989,119
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            206,682              314,545
   Net transfers.............................................................            (40,102)             (58,115)
   Surrenders for benefit payments and fees..................................           (445,470)          (1,156,779)
   Other transactions........................................................                 17                  (31)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (31)                (100)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (278,904)            (900,480)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            447,343               88,639

NET ASSETS:
   Beginning of year.........................................................          2,400,938            4,625,783
                                                                               ------------------  -------------------
   End of year...............................................................  $       2,848,281    $       4,714,422
                                                                               ==================  ===================

                                                                                     INVESCO             INVESCO
                                                                                   OPPENHEIMER         OPPENHEIMER
                                                                                     CAPITAL          INTERNATIONAL
                                                                                   INCOME FUND          BOND FUND
                                                                                SUB-ACCOUNT (13)    SUB-ACCOUNT (14)
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $               6   $         148,871
   Net realized gain (loss) on security transactions.........................                  7             (44,847)
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year.                 42             188,477
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 55             292,501
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                125             311,430
   Net transfers.............................................................                 --              12,666
   Surrenders for benefit payments and fees..................................               (872)           (536,993)
   Other transactions........................................................                  6                 535
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                (143)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               (741)           (212,505)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................               (686)             79,996

NET ASSETS:
   Beginning of year.........................................................                686           3,470,894
                                                                               ------------------  ------------------
   End of year...............................................................  $              --   $       3,550,890
                                                                               ==================  ==================

                                                                                    INVESCO              INVESCO
                                                                                  OPPENHEIMER          OPPENHEIMER
                                                                                    MID CAP            MAIN STREET
                                                                                  VALUE FUND         ALL CAP FUND(R)
                                                                               SUB-ACCOUNT (15)     SUB-ACCOUNT (16)
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (1,306)   $          (2,383)
   Net realized gain (loss) on security transactions.........................              6,470                5,886
   Net realized gain on distributions........................................             49,854                4,250
   Net unrealized appreciation (depreciation) of investments during the year.             38,534              297,491
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             93,552              305,244
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             44,757              107,357
   Net transfers.............................................................            (32,739)             (11,619)
   Surrenders for benefit payments and fees..................................            (50,667)            (120,209)
   Other transactions........................................................                  3                   (3)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 (4)                 (56)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (38,650)             (24,530)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             54,902              280,714

NET ASSETS:
   Beginning of year.........................................................            370,983              982,150
                                                                               ------------------  -------------------
   End of year...............................................................  $         425,885    $       1,262,864
                                                                               ==================  ===================

                                                                                     INVESCO
                                                                                   OPPENHEIMER           INVESCO
                                                                                 GOLD & SPECIAL        OPPENHEIMER
                                                                                  MINERALS FUND     REAL ESTATE FUND
                                                                                SUB-ACCOUNT (17)    SUB-ACCOUNT (18)
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (8,569)  $          16,944
   Net realized gain (loss) on security transactions.........................             (2,385)             52,567
   Net realized gain on distributions........................................                 --              28,215
   Net unrealized appreciation (depreciation) of investments during the year.            644,876             215,705
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            633,922             313,431
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            171,141             160,688
   Net transfers.............................................................           (104,250)            281,854
   Surrenders for benefit payments and fees..................................           (298,364)         (1,056,613)
   Other transactions........................................................                (24)                 11
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (190)                (61)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (231,687)           (614,121)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            402,235            (300,690)

NET ASSETS:
   Beginning of year.........................................................          1,493,119           1,299,414
                                                                               ------------------  ------------------
   End of year...............................................................  $       1,895,354   $         998,724
                                                                               ==================  ==================

(9)   Formerly Oppenheimer Main Street Fund. Change effective May 24, 2019

(10)  Formerly Oppenheimer Global Strategic Income Fund. Change effective May
      24, 2019

(11)  Formerly Oppenheimer Main Street Mid Cap Fund. Change effective May 24,
      2019

(12)  Formerly Oppenheimer Developing Markets Fund. Change effective May 24,
      2019

(13)  Formerly Oppenheimer Capital Income Fund. Change effective May 24, 2019

(14)  Formerly Oppenheimer International Bond Fund. Change effective May 24,
      2019

(15)  Formerly Oppenheimer Mid Cap Value Fund. Change effective May 24, 2019

(16)  Formerly Oppenheimer Oppenheimer Main Street All Cap Fund(R). Change
      effective May 24, 2019

(17)  Formerly Oppenheimer Gold & Special Minerals Fund. Change effective May
      24, 2019

(18)  Formerly Oppenheimer Real Estate Fund. Change effective May 24, 2019

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-248

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-249

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                      INVESCO             INVESCO
                                                                                    OPPENHEIMER         OPPENHEIMER
                                                                                      EQUITY           INTERNATIONAL
                                                                                    INCOME FUND      DIVERSIFIED FUND
                                                                                 SUB-ACCOUNT (19)    SUB-ACCOUNT (20)
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $              88   $             127
   Net realized gain (loss) on security transactions..........................                 (7)              4,959
   Net realized gain on distributions.........................................                373               2,155
   Net unrealized appreciation (depreciation) of investments during the year..                882              25,656
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............              1,336              32,897
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              1,540              46,911
   Net transfers..............................................................                 --              34,047
   Surrenders for benefit payments and fees...................................               (329)            (53,959)
   Other transactions.........................................................                 (4)                 (1)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                 (44)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              1,207              26,954
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................              2,543              59,851

NET ASSETS:
   Beginning of year..........................................................              5,516             123,080
                                                                                ------------------  ------------------
   End of year................................................................  $           8,059   $         182,931
                                                                                ==================  ==================

                                                                                      INVESCO
                                                                                    OPPENHEIMER            PUTNAM
                                                                                      RISING               GLOBAL
                                                                                  DIVIDENDS FUND         EQUITY FUND
                                                                                 SUB-ACCOUNT (21)        SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $              (24)  $             (477)
   Net realized gain (loss) on security transactions..........................                   1                   85
   Net realized gain on distributions.........................................                 367                5,577
   Net unrealized appreciation (depreciation) of investments during the year..               2,003                9,995
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............               2,347               15,180
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               2,487                  903
   Net transfers..............................................................                  --                   --
   Surrenders for benefit payments and fees...................................                  (3)                  --
   Other transactions.........................................................                  (4)                  (2)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....               2,480                  901
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................               4,827               16,081

NET ASSETS:
   Beginning of year..........................................................               7,445               58,682
                                                                                -------------------  -------------------
   End of year................................................................  $           12,272   $           74,763
                                                                                ===================  ===================

                                                                                                          PUTNAM VT
                                                                                     PUTNAM VT          INTERNATIONAL
                                                                                  HIGH YIELD FUND        GROWTH FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $           18,731    $          (1,053)
   Net realized gain (loss) on security transactions..........................                (659)              (1,197)
   Net realized gain on distributions.........................................                  --               17,733
   Net unrealized appreciation (depreciation) of investments during the year..              30,061               16,866
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              48,133               32,349
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                 879                4,344
   Net transfers..............................................................              50,000              (12,881)
   Surrenders for benefit payments and fees...................................              (5,415)                (226)
   Other transactions.........................................................                  (1)                  (2)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              45,463               (8,765)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              93,596               23,584

NET ASSETS:
   Beginning of year..........................................................             342,155              135,981
                                                                                -------------------  -------------------
   End of year................................................................  $          435,751    $         159,565
                                                                                ===================  ===================

                                                                                     PUTNAM VT            PUTNAM VT
                                                                                    SUSTAINABLE           SMALL CAP
                                                                                   LEADERS FUND          VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $             (728)   $             (32)
   Net realized gain (loss) on security transactions..........................              27,212               (9,016)
   Net realized gain on distributions.........................................              61,622               22,733
   Net unrealized appreciation (depreciation) of investments during the year..              25,291               29,460
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             113,397               43,145
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               2,143                6,199
   Net transfers..............................................................             (22,892)             (12,408)
   Surrenders for benefit payments and fees...................................            (134,956)                (214)
   Other transactions.........................................................                  60                   --
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................                  --              (13,053)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (155,645)             (19,476)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             (42,248)              23,669

NET ASSETS:
   Beginning of year..........................................................             372,201              189,617
                                                                                -------------------  -------------------
   End of year................................................................  $          329,953    $         213,286
                                                                                ===================  ===================

                                                                                      PIONEER
                                                                                    DISCIPLINED        PIONEER EQUITY
                                                                                    VALUE FUND           INCOME FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $             576    $             278
   Net realized gain (loss) on security transactions..........................              (1,804)              (1,232)
   Net realized gain on distributions.........................................                  --                1,037
   Net unrealized appreciation (depreciation) of investments during the year..              35,309               11,188
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              34,081               11,271
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              19,661                3,653
   Net transfers..............................................................              (8,002)                  --
   Surrenders for benefit payments and fees...................................              (4,061)             (28,395)
   Other transactions.........................................................                  (6)                  (2)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  (2)                  --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....               7,590              (24,744)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              41,671              (13,473)

NET ASSETS:
   Beginning of year..........................................................             116,390               60,701
                                                                                -------------------  -------------------
   End of year................................................................   $         158,061    $          47,228
                                                                                ===================  ===================

(19)  Formerly Oppenheimer Equity Income Fund. Change effective May 24, 2019

(20)  Formerly Oppenheimer International Diversified Fund. Change effective May
      24, 2019

(21)  Formerly Oppenheimer Rising Dividends Fund. Change effective May 24,
      2019

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-250

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-251

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                     PIONEER             ALLIANZGI
                                                                                   FUNDAMENTAL       NFJ INTERNATIONAL
                                                                                   GROWTH FUND          VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $            (628)  $             194
   Net realized gain (loss) on security transactions..........................                 80                 (47)
   Net realized gain on distributions.........................................              4,783                  --
   Net unrealized appreciation (depreciation) of investments during the year..             14,003               1,841
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............             18,238               1,988
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             29,437               2,411
   Net transfers..............................................................                 --                 187
   Surrenders for benefit payments and fees...................................                (18)               (308)
   Other transactions.........................................................                 (8)                 (4)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                  --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             29,411               2,286
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................             47,649               4,274

NET ASSETS:
   Beginning of year..........................................................             46,759               8,862
                                                                                ------------------  ------------------
   End of year................................................................  $          94,408   $          13,136
                                                                                ==================  ==================

                                                                                     ALLIANZGI           ALLIANZGI
                                                                                   NFJ SMALL-CAP       NFJ DIVIDEND
                                                                                    VALUE FUND          VALUE FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          (2,867)  $          40,989
   Net realized gain (loss) on security transactions..........................           (100,546)           (430,270)
   Net realized gain on distributions.........................................             88,062             391,553
   Net unrealized appreciation (depreciation) of investments during the year..            229,667             923,914
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            214,316             926,186
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             70,193             507,808
   Net transfers..............................................................            (25,478)         (1,275,328)
   Surrenders for benefit payments and fees...................................           (167,432)         (1,253,972)
   Other transactions.........................................................                 36                (768)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 (5)               (183)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (122,686)         (2,022,443)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................             91,630          (1,096,257)

NET ASSETS:
   Beginning of year..........................................................            977,079           4,690,010
                                                                                ------------------  ------------------
   End of year................................................................  $       1,068,709   $       3,593,753
                                                                                ==================  ==================

                                                                                   AMG MANAGERS            PIMCO
                                                                                      CADENCE        EMERGING MARKETS
                                                                                   MID CAP FUND          BOND FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $            (240)  $          15,852
   Net realized gain (loss) on security transactions..........................               (336)             (2,125)
   Net realized gain on distributions.........................................              1,229                  --
   Net unrealized appreciation (depreciation) of investments during the year..              7,977              45,012
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............              8,630              58,739
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              4,119              33,009
   Net transfers..............................................................             (7,488)             (5,234)
   Surrenders for benefit payments and fees...................................             (3,813)            (85,226)
   Other transactions.........................................................                 (3)                117
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 (3)                 --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (7,188)            (57,334)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................              1,442               1,405

NET ASSETS:
   Beginning of year..........................................................             36,733             461,465
                                                                                ------------------  ------------------
   End of year................................................................  $          38,175   $         462,870
                                                                                ==================  ==================

                                                                                                          PIONEER
                                                                                   PIONEER FUND       HIGH YIELD FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          (1,707)  $           46,090
   Net realized gain (loss) on security transactions..........................            (32,973)              (2,478)
   Net realized gain on distributions.........................................             66,138                   --
   Net unrealized appreciation (depreciation) of investments during the year..            170,479               86,985
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............            201,937              130,597
                                                                                ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            124,768               74,479
   Net transfers..............................................................            (50,250)             (33,115)
   Surrenders for benefit payments and fees...................................           (255,263)            (181,876)
   Other transactions.........................................................                 34                  257
   Death benefits.............................................................                 --                   --
   Net loan activity..........................................................                (39)                 (25)
   Net annuity transactions...................................................                 --                   --
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (180,750)            (140,282)
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets......................................             21,187               (9,685)

NET ASSETS:
   Beginning of year..........................................................            740,591            1,029,488
                                                                                ------------------  -------------------
   End of year................................................................  $         761,778   $        1,019,805
                                                                                ==================  ===================

                                                                                      PIONEER              PIONEER
                                                                                     STRATEGIC             MID CAP
                                                                                    INCOME FUND          VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          123,615   $             (747)
   Net realized gain (loss) on security transactions..........................              (1,566)              (9,672)
   Net realized gain on distributions.........................................                  --                3,238
   Net unrealized appreciation (depreciation) of investments during the year..             329,440              226,983
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             451,489              219,802
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             741,569               88,955
   Net transfers..............................................................             261,589              (18,481)
   Surrenders for benefit payments and fees...................................          (1,814,691)            (128,028)
   Other transactions.........................................................                 839                   56
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                (259)                 (55)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (810,953)             (57,553)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................            (359,464)             162,249

NET ASSETS:
   Beginning of year..........................................................           5,024,189              832,030
                                                                                -------------------  -------------------
   End of year................................................................  $        4,664,725   $          994,279
                                                                                ===================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-252

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-253

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                       PIONEER
                                                                                   SELECT MID CAP        PIMCO TOTAL
                                                                                     GROWTH FUND       RETURN ESG FUND
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 -------------------  ------------------

OPERATIONS:
   Net investment income (loss)................................................   $          (7,457)  $           3,821
   Net realized gain (loss) on security transactions...........................              72,357                  45
   Net realized gain on distributions..........................................              12,197                  --
   Net unrealized appreciation (depreciation) of investments during the year...             131,425               7,809
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.............             208,522              11,675
                                                                                 -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...................................................................              65,584              18,704
   Net transfers...............................................................                 267              (9,175)
   Surrenders for benefit payments and fees....................................              (6,187)             (1,223)
   Other transactions..........................................................                  (8)                 20
   Death benefits..............................................................                  --                  --
   Net loan activity...........................................................                  (2)                 --
   Net annuity transactions....................................................                  --                  --
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions......              59,654               8,326
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets.......................................             268,176              20,001

NET ASSETS:
   Beginning of year...........................................................             638,121             149,112
                                                                                 -------------------  ------------------
   End of year.................................................................   $         906,297   $         169,113
                                                                                 ===================  ==================

                                                                                       PUTNAM              PUTNAM
                                                                                       EQUITY            HIGH YIELD
                                                                                     INCOME FUND            FUND
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 ------------------  ------------------

OPERATIONS:
   Net investment income (loss)................................................  $           6,198   $          52,726
   Net realized gain (loss) on security transactions...........................             26,826              (6,457)
   Net realized gain on distributions..........................................             20,437                  --
   Net unrealized appreciation (depreciation) of investments during the year...            163,554             102,439
                                                                                 ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.............            217,015             148,708
                                                                                 ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...................................................................            108,090             141,221
   Net transfers...............................................................             31,221              27,303
   Surrenders for benefit payments and fees....................................           (284,049)           (464,829)
   Other transactions..........................................................               (139)                 (9)
   Death benefits..............................................................                 --                  --
   Net loan activity...........................................................                (17)                (77)
   Net annuity transactions....................................................                 --                  --
                                                                                 ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions......           (144,894)           (296,391)
                                                                                 ------------------  ------------------
   Net increase (decrease) in net assets.......................................             72,121            (147,683)

NET ASSETS:
   Beginning of year...........................................................            788,010           1,161,571
                                                                                 ------------------  ------------------
   End of year.................................................................  $         860,131   $       1,013,888
                                                                                 ==================  ==================

                                                                                       PUTNAM               PUTNAM
                                                                                    INTERNATIONAL         SUSTAINABLE
                                                                                     EQUITY FUND         LEADERS FUND
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  -------------------

OPERATIONS:
   Net investment income (loss)................................................  $            4,064    $              (4)
   Net realized gain (loss) on security transactions...........................               3,418                    2
   Net realized gain on distributions..........................................                  --                   68
   Net unrealized appreciation (depreciation) of investments during the year...              64,092                  210
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............              71,574                  276
                                                                                 -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................                  --                   --
   Net transfers...............................................................                 (19)                  --
   Surrenders for benefit payments and fees....................................             (35,279)                  (1)
   Other transactions..........................................................                 (11)                  (5)
   Death benefits..............................................................                  --                   --
   Net loan activity...........................................................                  --                   --
   Net annuity transactions....................................................                  --                   --
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......             (35,309)                  (6)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets.......................................              36,265                  270

NET ASSETS:
   Beginning of year...........................................................             298,391                  774
                                                                                 -------------------  -------------------
   End of year.................................................................  $          334,656    $           1,044
                                                                                 ===================  ===================

                                                                                       PUTNAM
                                                                                    INTERNATIONAL           PUTNAM
                                                                                       CAPITAL             SMALL CAP
                                                                                 OPPORTUNITIES FUND       GROWTH FUND
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  ------------------

OPERATIONS:
   Net investment income (loss)................................................   $          (1,781)  $            (809)
   Net realized gain (loss) on security transactions...........................                (356)             13,925
   Net realized gain on distributions..........................................               3,157               2,450
   Net unrealized appreciation (depreciation) of investments during the year...              45,990              22,970
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.............              47,010              38,536
                                                                                 -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...................................................................              19,925              20,654
   Net transfers...............................................................              (1,757)                503
   Surrenders for benefit payments and fees....................................              (9,888)            (34,376)
   Other transactions..........................................................                  (4)                 (9)
   Death benefits..............................................................                  --                  --
   Net loan activity...........................................................                 (21)                 --
   Net annuity transactions....................................................                  --                  --
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions......               8,255             (13,228)
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets.......................................              55,265              25,308

NET ASSETS:
   Beginning of year...........................................................             185,318             105,809
                                                                                 -------------------  ------------------
   End of year.................................................................   $         240,583   $         131,117
                                                                                 ===================  ==================

                                                                                                             ROYCE
                                                                                        ROYCE          SMALLER-COMPANIES
                                                                                  TOTAL RETURN FUND       GROWTH FUND
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  -------------------

OPERATIONS:
   Net investment income (loss)................................................  $              (74)  $           (1,961)
   Net realized gain (loss) on security transactions...........................             (17,833)             (68,214)
   Net realized gain on distributions..........................................              59,287               15,512
   Net unrealized appreciation (depreciation) of investments during the year...             104,252              166,442
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............             145,632              111,779
                                                                                 -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................             102,254               14,012
   Net transfers...............................................................             (14,892)             (12,803)
   Surrenders for benefit payments and fees....................................            (100,175)            (176,327)
   Other transactions..........................................................                  (8)                  (3)
   Death benefits..............................................................                  --                   --
   Net loan activity...........................................................                 (27)                 (21)
   Net annuity transactions....................................................                  --                   --
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......             (12,848)            (175,142)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets.......................................             132,784              (63,363)

NET ASSETS:
   Beginning of year...........................................................             661,717              527,307
                                                                                 -------------------  -------------------
   End of year.................................................................  $          794,501   $          463,944
                                                                                 ===================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-254

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-255

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                       ROYCE              COLUMBIA
                                                                                     SMALL-CAP            LARGE CAP
                                                                                    VALUE FUND           VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $            (929)  $            1,412
   Net realized gain (loss) on security transactions..........................              (1,086)                 471
   Net realized gain on distributions.........................................               6,523                5,497
   Net unrealized appreciation (depreciation) of investments during the year..              28,996               24,728
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              33,504               32,108
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              36,729                6,608
   Net transfers..............................................................              19,266                 (546)
   Surrenders for benefit payments and fees...................................              (9,831)             (17,532)
   Other transactions.........................................................                   3                   (6)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  (6)                  (5)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              46,161              (11,481)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              79,665               20,627

NET ASSETS:
   Beginning of year..........................................................             180,605              114,907
                                                                                -------------------  -------------------
   End of year................................................................   $         260,270   $          135,534
                                                                                ===================  ===================

                                                                                                         RIDGEWORTH
                                                                                     COLUMBIA              CEREDEX
                                                                                   SMALL/MID CAP       SMALL CAP VALUE
                                                                                    VALUE FUND           EQUITY FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $             (399)  $           3,333
   Net realized gain (loss) on security transactions..........................              (3,499)           (116,617)
   Net realized gain on distributions.........................................               8,451              32,817
   Net unrealized appreciation (depreciation) of investments during the year..              51,779             231,981
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............              56,332             151,514
                                                                                -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              22,106              88,832
   Net transfers..............................................................                 468             (18,188)
   Surrenders for benefit payments and fees...................................             (75,896)           (462,062)
   Other transactions.........................................................                   6                  27
   Death benefits.............................................................                  --                  --
   Net loan activity..........................................................                  (1)                (20)
   Net annuity transactions...................................................                  --                  --
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (53,317)           (391,411)
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets......................................               3,015            (239,897)

NET ASSETS:
   Beginning of year..........................................................             260,623           1,004,391
                                                                                -------------------  ------------------
   End of year................................................................  $          263,638   $         764,494
                                                                                ===================  ==================

                                                                                    RIDGEWORTH
                                                                                      CEREDEX           RIDGEWORTH
                                                                                   MID-CAP VALUE        SEIX TOTAL
                                                                                    EQUITY FUND      RETURN BOND FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $             195   $           1,451
   Net realized gain (loss) on security transactions..........................            (15,986)                (13)
   Net realized gain on distributions.........................................             60,962                  --
   Net unrealized appreciation (depreciation) of investments during the year..            276,986               6,907
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            322,157               8,345
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            119,181              12,116
   Net transfers..............................................................            (48,995)                 --
   Surrenders for benefit payments and fees...................................           (119,154)             (4,359)
   Other transactions.........................................................                (33)                 11
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (68)                 --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (49,069)              7,768
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            273,088              16,113

NET ASSETS:
   Beginning of year..........................................................          1,054,317             134,687
                                                                                ------------------  ------------------
   End of year................................................................  $       1,327,405   $         150,800
                                                                                ==================  ==================

                                                                                   RIDGEWORTH
                                                                                     CEREDEX
                                                                                 LARGE CAP VALUE     DWS REAL ESTATE
                                                                                   EQUITY FUND       SECURITIES FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $            (185)  $             150
   Net realized gain (loss) on security transactions..........................             (8,547)                 13
   Net realized gain on distributions.........................................              1,606               1,130
   Net unrealized appreciation (depreciation) of investments during the year..             32,187               3,127
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............             25,061               4,420
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             13,019                  --
   Net transfers..............................................................             (2,629)                 --
   Surrenders for benefit payments and fees...................................           (120,853)                 --
   Other transactions.........................................................                 (3)                 (2)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                  --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (110,466)                 (2)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            (85,405)              4,418

NET ASSETS:
   Beginning of year..........................................................            115,606              15,769
                                                                                ------------------  ------------------
   End of year................................................................  $          30,201   $          20,187
                                                                                ==================  ==================

                                                                                   DWS EQUITY          DWS CAPITAL
                                                                                  DIVIDEND FUND        GROWTH FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $           2,186   $            (105)
   Net realized gain (loss) on security transactions..........................              1,482                   3
   Net realized gain on distributions.........................................             11,015                 653
   Net unrealized appreciation (depreciation) of investments during the year..             32,037               1,878
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............             46,720               2,429
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             11,745               5,063
   Net transfers..............................................................                 --                 278
   Surrenders for benefit payments and fees...................................            (13,835)                (28)
   Other transactions.........................................................                 (8)                 (4)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                  --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (2,098)              5,309
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................             44,622               7,738

NET ASSETS:
   Beginning of year..........................................................            166,487               5,726
                                                                                ------------------  ------------------
   End of year................................................................  $         211,109   $          13,464
                                                                                ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-256

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-257

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                  DWS ENHANCED
                                                                                EMERGING MARKETS     SSGA S&P 500
                                                                                  FIXED INCOME        INDEX FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $             599   $          25,694
   Net realized gain (loss) on security transactions.........................               (123)             36,122
   Net realized gain on distributions........................................                 --             103,898
   Net unrealized appreciation (depreciation) of investments during the year.              2,182             379,299
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              2,658             545,013
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              1,381             173,446
   Net transfers.............................................................                 --              27,995
   Surrenders for benefit payments and fees..................................            (10,039)           (152,856)
   Other transactions........................................................                 (2)                (91)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                (113)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (8,660)             48,381
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             (6,002)            593,394

NET ASSETS:
   Beginning of year.........................................................             23,000           1,754,402
                                                                               ------------------  ------------------
   End of year...............................................................  $          16,998   $       2,347,796
                                                                               ==================  ==================

                                                                                   DWS CORE            DWS GLOBAL
                                                                                  EQUITY VIP           GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $             511   $             107
   Net realized gain (loss) on security transactions.........................             (4,636)              4,025
   Net realized gain on distributions........................................              7,781                  --
   Net unrealized appreciation (depreciation) of investments during the year.              8,071              30,917
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             11,727              35,049
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                350               6,493
   Net transfers.............................................................                888                  --
   Surrenders for benefit payments and fees..................................            (57,712)            (18,581)
   Other transactions........................................................                 (1)                 (6)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (56,475)            (12,094)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (44,748)             22,955

NET ASSETS:
   Beginning of year.........................................................             62,022             119,208
                                                                               ------------------  ------------------
   End of year...............................................................  $          17,274   $         142,163
                                                                               ==================  ==================

                                                                                                       MASSMUTUAL
                                                                                    SELECT            SELECT TOTAL
                                                                                 OVERSEAS FUND      RETURN BOND FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $           3,703    $           5,778
   Net realized gain (loss) on security transactions.........................              6,468                  112
   Net realized gain on distributions........................................              4,975                   --
   Net unrealized appreciation (depreciation) of investments during the year.             36,262               14,246
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             51,408               20,136
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             28,872               31,712
   Net transfers.............................................................            276,996               27,722
   Surrenders for benefit payments and fees..................................            (85,697)             (37,587)
   Other transactions........................................................                 (3)                  --
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                   (5)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            220,168               21,842
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            271,576               41,978

NET ASSETS:
   Beginning of year.........................................................             12,999              250,561
                                                                               ------------------  -------------------
   End of year...............................................................  $         284,575    $         292,539
                                                                               ==================  ===================

                                                                                                        SELECT
                                                                                   MASSMUTUAL       T. ROWE PRICE/
                                                                                    BLUE CHIP          FRONTIER
                                                                                   GROWTH FUND       MC GR II FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $              (5)  $          (1,283)
   Net realized gain (loss) on security transactions.........................              1,295              21,079
   Net realized gain on distributions........................................                 25               8,318
   Net unrealized appreciation (depreciation) of investments during the year.               (629)             22,727
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                686              50,841
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                735              25,831
   Net transfers.............................................................            (10,901)            283,842
   Surrenders for benefit payments and fees..................................                 (1)           (348,916)
   Other transactions........................................................                 (2)              1,090
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (18)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (10,169)            (38,171)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             (9,483)             12,670

NET ASSETS:
   Beginning of year.........................................................              9,948             118,161
                                                                               ------------------  ------------------
   End of year...............................................................  $             465   $         130,831
                                                                               ==================  ==================

                                                                                 SELECT WESTERN
                                                                                    STRATEGIC           CLEARBRIDGE
                                                                                    BOND FUND        APPRECIATION FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $           7,736   $           1,925
   Net realized gain (loss) on security transactions.........................                 774               8,816
   Net realized gain on distributions........................................               5,008              33,478
   Net unrealized appreciation (depreciation) of investments during the year.              13,498              97,410
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              27,016             141,629
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              20,783              85,073
   Net transfers.............................................................             120,521             (35,420)
   Surrenders for benefit payments and fees..................................              (7,238)           (103,799)
   Other transactions........................................................                  (1)                 (6)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (11)                 (2)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             134,054             (54,154)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             161,070              87,475

NET ASSETS:
   Beginning of year.........................................................             213,484             507,243
                                                                               -------------------  ------------------
   End of year...............................................................   $         374,554   $         594,718
                                                                               ===================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-258

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-259

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                  CLEARBRIDGE
                                                                                  AGGRESSIVE           CLEARBRIDGE
                                                                                  GROWTH FUND      ALL CAP VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $            (177)   $              44
   Net realized gain (loss) on security transactions.........................                 25                 (908)
   Net realized gain on distributions........................................              4,329                    8
   Net unrealized appreciation (depreciation) of investments during the year.              2,778                6,767
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              6,955                5,911
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              6,158                   13
   Net transfers.............................................................                 --               (6,816)
   Surrenders for benefit payments and fees..................................               (263)                 (19)
   Other transactions........................................................                (10)                  (2)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (12)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              5,873               (6,824)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             12,828                 (913)

NET ASSETS:
   Beginning of year.........................................................             27,337               30,551
                                                                               ------------------  -------------------
   End of year...............................................................  $          40,165    $          29,638
                                                                               ==================  ===================

                                                                                                      CLEARBRIDGE
                                                                                   CLEARBRIDGE         SMALL CAP
                                                                                  MID CAP FUND        GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (1,287)  $          (6,078)
   Net realized gain (loss) on security transactions.........................             16,139              54,706
   Net realized gain on distributions........................................             87,228              61,802
   Net unrealized appreciation (depreciation) of investments during the year.            199,057              76,675
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            301,137             187,105
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            138,070              85,595
   Net transfers.............................................................              3,651              38,519
   Surrenders for benefit payments and fees..................................           (114,139)           (261,778)
   Other transactions........................................................                (46)                 (9)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (29)                (52)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             27,507            (137,725)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            328,644              49,380

NET ASSETS:
   Beginning of year.........................................................            907,012             833,326
                                                                               ------------------  ------------------
   End of year...............................................................  $       1,235,656   $         882,706
                                                                               ==================  ==================

                                                                                   THORNBURG
                                                                                 INTERNATIONAL          THORNBURG
                                                                                  VALUE FUND           VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          12,691    $          (7,099)
   Net realized gain (loss) on security transactions.........................            (57,703)             115,975
   Net realized gain on distributions........................................            162,110                   --
   Net unrealized appreciation (depreciation) of investments during the year.            596,949              259,387
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            714,047              368,263
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            256,669              124,344
   Net transfers.............................................................            (62,506)             (97,672)
   Surrenders for benefit payments and fees..................................           (514,210)            (310,286)
   Other transactions........................................................               (103)                  (9)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (71)                (205)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (320,221)            (283,828)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            393,826               84,435

NET ASSETS:
   Beginning of year.........................................................          2,662,323            1,470,025
                                                                               ------------------  -------------------
   End of year...............................................................  $       3,056,149    $       1,554,460
                                                                               ==================  ===================

                                                                                                      TIMOTHY PLAN
                                                                                    THORNBURG         LARGE/MID CAP
                                                                                CORE GROWTH FUND       VALUE FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (6,619)  $            (708)
   Net realized gain (loss) on security transactions.........................             91,760                 488
   Net realized gain on distributions........................................             71,661              18,187
   Net unrealized appreciation (depreciation) of investments during the year.             30,395              24,366
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            187,197              42,333
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             79,003              32,757
   Net transfers.............................................................            (36,667)            (23,250)
   Surrenders for benefit payments and fees..................................           (151,982)            (52,617)
   Other transactions........................................................                 28                  (9)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (114)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (109,732)            (43,119)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             77,465                (786)

NET ASSETS:
   Beginning of year.........................................................            703,606             178,134
                                                                               ------------------  ------------------
   End of year...............................................................  $         781,071   $         177,348
                                                                               ==================  ==================

                                                                                 T. ROWE PRICE        T. ROWE PRICE
                                                                                    GROWTH               EQUITY
                                                                               STOCK FUND, INC.        INCOME FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         (54,817)   $          15,006
   Net realized gain (loss) on security transactions.........................            396,955               (1,978)
   Net realized gain on distributions........................................            102,269               71,575
   Net unrealized appreciation (depreciation) of investments during the year.          1,274,302              220,566
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........          1,718,709              305,169
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            877,108              170,330
   Net transfers.............................................................           (247,895)              45,455
   Surrenders for benefit payments and fees..................................         (2,560,792)            (257,047)
   Other transactions........................................................                417                    9
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (250)                (100)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (1,931,412)             (41,353)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (212,703)             263,816

NET ASSETS:
   Beginning of year.........................................................          6,155,694            1,224,605
                                                                               ------------------  -------------------
   End of year...............................................................  $       5,942,991    $       1,488,421
                                                                               ==================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-260

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-261

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                 T. ROWE PRICE        T. ROWE PRICE
                                                                                RETIREMENT 2010      RETIREMENT 2020
                                                                                     FUND                 FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          12,528    $         115,620
   Net realized gain (loss) on security transactions.........................              2,305              129,800
   Net realized gain on distributions........................................             24,188              408,025
   Net unrealized appreciation (depreciation) of investments during the year.            109,160            1,306,634
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            148,181            1,960,079
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             78,406              967,335
   Net transfers.............................................................             (8,777)            (215,482)
   Surrenders for benefit payments and fees..................................           (101,536)          (1,327,007)
   Other transactions........................................................                 (5)                  34
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (98)                (233)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (32,010)            (575,353)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            116,171            1,384,726

NET ASSETS:
   Beginning of year.........................................................          1,006,301           11,061,079
                                                                               ------------------  -------------------
   End of year...............................................................  $       1,122,472    $      12,445,805
                                                                               ==================  ===================

                                                                                  T. ROWE PRICE        T. ROWE PRICE
                                                                                 RETIREMENT 2030      RETIREMENT 2040
                                                                                      FUND                 FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $         108,582   $          39,055
   Net realized gain (loss) on security transactions.........................             139,115              84,872
   Net realized gain on distributions........................................             533,990             377,886
   Net unrealized appreciation (depreciation) of investments during the year.           1,961,271           1,180,336
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           2,742,958           1,682,149
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           1,615,253           1,295,518
   Net transfers.............................................................             (26,080)           (131,861)
   Surrenders for benefit payments and fees..................................          (1,728,940)         (1,275,102)
   Other transactions........................................................                (610)                145
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (360)               (535)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (140,737)           (111,835)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................           2,602,221           1,570,314

NET ASSETS:
   Beginning of year.........................................................          12,947,880           7,264,231
                                                                               -------------------  ------------------
   End of year...............................................................   $      15,550,101   $       8,834,545
                                                                               ===================  ==================

                                                                                 T. ROWE PRICE       T. ROWE PRICE
                                                                                RETIREMENT 2050       RETIREMENT
                                                                                     FUND            BALANCED FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          10,964   $           6,293
   Net realized gain (loss) on security transactions.........................             85,450              (2,135)
   Net realized gain on distributions........................................            172,101              13,219
   Net unrealized appreciation (depreciation) of investments during the year.            537,524              91,817
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            806,039             109,194
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            962,009              89,881
   Net transfers.............................................................             29,130              23,750
   Surrenders for benefit payments and fees..................................           (868,090)           (118,910)
   Other transactions........................................................                249                  71
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (380)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            122,918              (5,208)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            928,957             103,986

NET ASSETS:
   Beginning of year.........................................................          3,320,040             805,122
                                                                               ------------------  ------------------
   End of year...............................................................  $       4,248,997   $         909,108
                                                                               ==================  ==================

                                                                                   UBS GLOBAL             UBS US
                                                                                 ALLOCATION FUND      ALLOCATION FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $             189   $             (41)
   Net realized gain (loss) on security transactions.........................                   2                (155)
   Net realized gain on distributions........................................                 375                  63
   Net unrealized appreciation (depreciation) of investments during the year.                 490               1,925
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               1,056               1,792
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               4,406                 314
   Net transfers.............................................................                  --                  --
   Surrenders for benefit payments and fees..................................                  (6)             (6,976)
   Other transactions........................................................                  (1)                 (3)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               4,399              (6,665)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................               5,455              (4,873)

NET ASSETS:
   Beginning of year.........................................................               4,047               9,757
                                                                               -------------------  ------------------
   End of year...............................................................   $           9,502   $           4,884
                                                                               ===================  ==================

                                                                                    VANGUARD           VANGUARD
                                                                                    SMALL-CAP           MID-CAP
                                                                                   INDEX FUND         INDEX FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          53,232   $          36,703
   Net realized gain (loss) on security transactions.........................            127,616              94,610
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year.            681,204             486,931
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            862,052             618,244
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              2,964               2,636
   Net transfers.............................................................            (16,594)             26,589
   Surrenders for benefit payments and fees..................................           (470,962)           (340,472)
   Other transactions........................................................                  2                   9
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (5)                (13)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (484,595)           (311,251)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            377,457             306,993

NET ASSETS:
   Beginning of year.........................................................          3,297,845           2,084,480
                                                                               ------------------  ------------------
   End of year...............................................................  $       3,675,302   $       2,391,473
                                                                               ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-262

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-263

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                    VANGUARD             VANGUARD
                                                                                   TOTAL BOND           TOTAL STOCK
                                                                                MARKET INDEX FUND    MARKET INDEX FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          32,877   $          44,330
   Net realized gain (loss) on security transactions.........................              (1,001)            118,290
   Net realized gain on distributions........................................                  --                  --
   Net unrealized appreciation (depreciation) of investments during the year.              65,583             458,161
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              97,459             620,781
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               4,088               2,537
   Net transfers.............................................................             147,646             (99,608)
   Surrenders for benefit payments and fees..................................             (91,779)           (288,220)
   Other transactions........................................................                 168                 (13)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (23)                (65)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              60,100            (385,369)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             157,559             235,412

NET ASSETS:
   Beginning of year.........................................................           1,079,328           2,185,872
                                                                               -------------------  ------------------
   End of year...............................................................   $       1,236,887   $       2,421,284
                                                                               ===================  ==================

                                                                                    VICTORY              VICTORY
                                                                                  DIVERSIFIED            SPECIAL
                                                                                  STOCK FUND           VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (2,518)   $          (4,712)
   Net realized gain (loss) on security transactions.........................            (29,211)              34,112
   Net realized gain on distributions........................................             28,455               34,600
   Net unrealized appreciation (depreciation) of investments during the year.            140,198              205,474
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            136,924              269,474
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             31,634               92,567
   Net transfers.............................................................            (11,118)             (73,418)
   Surrenders for benefit payments and fees..................................           (299,102)            (174,308)
   Other transactions........................................................                (12)                   1
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                  (18)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (278,598)            (155,176)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (141,674)             114,298

NET ASSETS:
   Beginning of year.........................................................            605,284            1,041,397
                                                                               ------------------  -------------------
   End of year...............................................................  $         463,610    $       1,155,695
                                                                               ==================  ===================

                                                                                     VICTORY            VICTORY
                                                                                    SYCAMORE           SYCAMORE
                                                                                  SMALL COMPANY       ESTABLISHED
                                                                                OPPORTUNITY FUND      VALUE FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (4,958)  $         104,874
   Net realized gain (loss) on security transactions.........................            187,982             167,999
   Net realized gain on distributions........................................            163,053             436,365
   Net unrealized appreciation (depreciation) of investments during the year.            616,431           1,705,778
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            962,508           2,415,016
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            462,449             969,637
   Net transfers.............................................................           (216,362)           (699,522)
   Surrenders for benefit payments and fees..................................         (1,678,369)         (1,958,609)
   Other transactions........................................................                 55                  (9)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (191)                (80)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (1,432,418)         (1,688,583)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (469,910)            726,433

NET ASSETS:
   Beginning of year.........................................................          4,145,915           9,013,493
                                                                               ------------------  ------------------
   End of year...............................................................  $       3,676,005   $       9,739,926
                                                                               ==================  ==================

                                                                                    INVESCO
                                                                                   SMALL CAP             INVESCO
                                                                                DISCOVERY FUND        COMSTOCK FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         (11,666)  $          91,541
   Net realized gain (loss) on security transactions.........................            (19,015)             64,111
   Net realized gain on distributions........................................            280,551             276,075
   Net unrealized appreciation (depreciation) of investments during the year.            142,153             708,840
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            392,023           1,140,567
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            161,187             347,387
   Net transfers.............................................................           (176,358)            (75,334)
   Surrenders for benefit payments and fees..................................           (188,646)           (624,691)
   Other transactions........................................................                  9                  10
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (53)               (304)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (203,861)           (352,932)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            188,162             787,635

NET ASSETS:
   Beginning of year.........................................................          1,461,569           4,706,112
                                                                               ------------------  ------------------
   End of year...............................................................  $       1,649,731   $       5,493,747
                                                                               ==================  ==================

                                                                                     INVESCO            INVESCO
                                                                                   EQUITY AND         GROWTH AND
                                                                                   INCOME FUND        INCOME FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         204,840   $          24,500
   Net realized gain (loss) on security transactions.........................             46,055             (24,277)
   Net realized gain on distributions........................................            589,728             153,637
   Net unrealized appreciation (depreciation) of investments during the year.          1,650,873             334,551
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........          2,491,496             488,411
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            533,434             185,925
   Net transfers.............................................................            153,802             (27,220)
   Surrenders for benefit payments and fees..................................         (2,262,932)           (264,813)
   Other transactions........................................................               (236)               (160)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (307)               (115)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (1,576,239)           (106,383)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            915,257             382,028

NET ASSETS:
   Beginning of year.........................................................         13,233,277           2,047,819
                                                                               ------------------  ------------------
   End of year...............................................................  $      14,148,534   $       2,429,847
                                                                               ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-264

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-265

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                      INVESCO              INVESCO
                                                                                      MID CAP              QUALITY
                                                                                    GROWTH FUND          INCOME FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          (10,837)  $               23
   Net realized gain (loss) on security transactions..........................              14,739                  (13)
   Net realized gain on distributions.........................................             258,444                   --
   Net unrealized appreciation (depreciation) of investments during the year..              88,500                   29
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             350,846                   39
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             115,825                  316
   Net transfers..............................................................             (37,361)                  --
   Surrenders for benefit payments and fees...................................            (175,092)                (141)
   Other transactions.........................................................                 146                   (1)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  (6)                  (9)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (96,488)                 165
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             254,358                  204

NET ASSETS:
   Beginning of year..........................................................           1,104,522                  734
                                                                                -------------------  -------------------
   End of year................................................................  $        1,358,880   $              938
                                                                                ===================  ===================

                                                                                      INVESCO              INVESCO
                                                                                     SMALL CAP            AMERICAN
                                                                                    VALUE FUND           VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $           (7,085)  $          (1,097)
   Net realized gain (loss) on security transactions..........................             (79,769)             (1,121)
   Net realized gain on distributions.........................................              20,399               3,319
   Net unrealized appreciation (depreciation) of investments during the year..             294,041              19,207
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............             227,586              20,308
                                                                                -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             107,912              11,864
   Net transfers..............................................................            (204,165)                 --
   Surrenders for benefit payments and fees...................................             (94,714)             (6,747)
   Other transactions.........................................................               1,251                  (7)
   Death benefits.............................................................                  --                  --
   Net loan activity..........................................................                 (19)                 --
   Net annuity transactions...................................................                  --                  --
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (189,735)              5,110
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets......................................              37,851              25,418

NET ASSETS:
   Beginning of year..........................................................             793,819              86,329
                                                                                -------------------  ------------------
   End of year................................................................  $          831,670   $         111,747
                                                                                ===================  ==================

                                                                                      INVESCO            INVESCO
                                                                                       VALUE           DIVERSIFIED
                                                                                OPPORTUNITIES FUND    DIVIDEND FUND
                                                                                    SUB-ACCOUNT        SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          (1,938)  $           8,601
   Net realized gain (loss) on security transactions..........................              4,533               3,090
   Net realized gain on distributions.........................................             10,385              14,237
   Net unrealized appreciation (depreciation) of investments during the year..            118,559              74,426
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            131,539             100,354
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              6,150              54,114
   Net transfers..............................................................             (2,922)              1,347
   Surrenders for benefit payments and fees...................................            (55,054)            (20,882)
   Other transactions.........................................................                (21)                 (6)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                 (22)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (51,847)             34,551
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................             79,692             134,905

NET ASSETS:
   Beginning of year..........................................................            462,754             393,448
                                                                                ------------------  ------------------
   End of year................................................................  $         542,446   $         528,353
                                                                                ==================  ==================

                                                                                     INVESCO             INVESCO
                                                                                    AMERICAN           GLOBAL CORE
                                                                                 FRANCHISE FUND        EQUITY FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          (3,691)  $              81
   Net realized gain (loss) on security transactions..........................             19,415                (977)
   Net realized gain on distributions.........................................             42,086                  --
   Net unrealized appreciation (depreciation) of investments during the year..            153,363              11,959
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            211,173              11,063
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             17,437               6,222
   Net transfers..............................................................            (42,439)                 --
   Surrenders for benefit payments and fees...................................           (198,983)            (14,864)
   Other transactions.........................................................                (79)                 (5)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (16)                 --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (224,080)             (8,647)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            (12,907)              2,416

NET ASSETS:
   Beginning of year..........................................................            669,484              48,668
                                                                                ------------------  ------------------
   End of year................................................................  $         656,577   $          51,084
                                                                                ==================  ==================

                                                                                                       WELLS FARGO
                                                                                  VANGUARD 500        INTERNATIONAL
                                                                                   INDEX FUND          EQUITY FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $         100,092   $           1,346
   Net realized gain (loss) on security transactions..........................            300,796                (799)
   Net realized gain on distributions.........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year..            929,681              10,135
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............          1,330,569              10,682
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              7,320               4,158
   Net transfers..............................................................             31,983              (3,116)
   Surrenders for benefit payments and fees...................................           (883,814)            (23,563)
   Other transactions.........................................................                 (1)                 (3)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (16)                 --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (844,528)            (22,524)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            486,041             (11,842)

NET ASSETS:
   Beginning of year..........................................................          4,484,724              83,074
                                                                                ------------------  ------------------
   End of year................................................................  $       4,970,765   $          71,232
                                                                                ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-266

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-267

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                   COLUMBIA SELIGMAN
                                                                                                    COMMUNICATIONS
                                                                                 WELLS FARGO              AND
                                                                               CORE BOND FUND      INFORMATION FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  -------------------

OPERATIONS:
   Net investment income (loss).............................................  $           1,092    $          (2,999)
   Net realized gain (loss) on security transactions........................                232               24,889
   Net realized gain on distributions.......................................                174               54,815
   Net unrealized appreciation (depreciation) of investments during the year              4,426              141,463
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..........              5,924              218,168
                                                                              ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................             15,416               52,705
   Net transfers............................................................               (846)            (107,120)
   Surrenders for benefit payments and fees.................................            (10,230)             (86,015)
   Other transactions.......................................................                  8                  (22)
   Death benefits...........................................................                 --                   --
   Net loan activity........................................................                (11)                  --
   Net annuity transactions.................................................                 --                   --
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...              4,337             (140,452)
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets....................................             10,261               77,716

NET ASSETS:
   Beginning of year........................................................             81,341              462,194
                                                                              ------------------  -------------------
   End of year..............................................................  $          91,602    $         539,910
                                                                              ==================  ===================

                                                                               COLUMBIA SELIGMAN    COLUMBIA SELECT
                                                                                    GLOBAL             SMALL CAP
                                                                                TECHNOLOGY FUND       VALUE FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  -------------------

OPERATIONS:
   Net investment income (loss).............................................  $          (2,755)   $             (78)
   Net realized gain (loss) on security transactions........................             20,331               (2,304)
   Net realized gain on distributions.......................................             45,417                   --
   Net unrealized appreciation (depreciation) of investments during the year            115,504                6,093
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..........            178,497                3,711
                                                                              ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................             37,682                  952
   Net transfers............................................................            (44,796)                  --
   Surrenders for benefit payments and fees.................................            (40,115)             (35,079)
   Other transactions.......................................................                (12)                   9
   Death benefits...........................................................                 --                   --
   Net loan activity........................................................                 --                   --
   Net annuity transactions.................................................                 --                   --
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (47,241)             (34,118)
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets....................................            131,256              (30,407)

NET ASSETS:
   Beginning of year........................................................            347,867               30,786
                                                                              ------------------  -------------------
   End of year..............................................................  $         479,123    $             379
                                                                              ==================  ===================

                                                                                   TIAA-CREF          TIAA-CREF
                                                                                   LARGE CAP          LARGE CAP
                                                                               VALUE INDEX FUND      GROWTH FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------

OPERATIONS:
   Net investment income (loss).............................................  $          68,243   $          22,533
   Net realized gain (loss) on security transactions........................             17,191             135,676
   Net realized gain on distributions.......................................            119,315              43,092
   Net unrealized appreciation (depreciation) of investments during the year            401,271             730,954
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            606,020             932,255
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            282,987             388,119
   Net transfers............................................................             35,901            (304,144)
   Surrenders for benefit payments and fees.................................           (176,744)           (271,322)
   Other transactions.......................................................                107                 112
   Death benefits...........................................................                 --                  --
   Net loan activity........................................................                (40)                (34)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            142,211            (187,269)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            748,231             744,986

NET ASSETS:
   Beginning of year........................................................          2,316,667           2,658,997
                                                                              ------------------  ------------------
   End of year..............................................................  $       3,064,898   $       3,403,983
                                                                              ==================  ==================

                                                                                                      TIAA-CREF
                                                                                   TIAA-CREF           EQUITY
                                                                                BOND INDEX FUND      INDEX FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------

OPERATIONS:
   Net investment income (loss).............................................  $           4,833   $          49,356
   Net realized gain (loss) on security transactions........................              1,090             121,222
   Net realized gain on distributions.......................................                 --               7,777
   Net unrealized appreciation (depreciation) of investments during the year             13,043             751,485
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             18,966             929,840
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             43,805             493,523
   Net transfers............................................................             15,130            (253,539)
   Surrenders for benefit payments and fees.................................            (48,008)           (450,930)
   Other transactions.......................................................                 31                  98
   Death benefits...........................................................                 --                  --
   Net loan activity........................................................                 --                 (76)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             10,958            (210,924)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             29,924             718,916

NET ASSETS:
   Beginning of year........................................................            241,725           3,120,220
                                                                              ------------------  ------------------
   End of year..............................................................  $         271,649   $       3,839,136
                                                                              ==================  ==================

                                                                                                      MASSMUTUAL
                                                                                MM MSCI EAFE(R)    RETIRESMART(SM )
                                                                                 INTERNATIONAL     BY JPMORGAN 2015
                                                                                  INDEX FUND             FUND
                                                                                  SUB-ACCOUNT      SUB-ACCOUNT (22)
                                                                              ------------------  ------------------

OPERATIONS:
   Net investment income (loss).............................................   $          7,845   $              91
   Net realized gain (loss) on security transactions........................             (2,139)            (39,556)
   Net realized gain on distributions.......................................              1,942              15,760
   Net unrealized appreciation (depreciation) of investments during the year             60,843              34,335
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             68,491              10,630
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             91,850               2,024
   Net transfers............................................................             (4,285)           (387,528)
   Surrenders for benefit payments and fees.................................            (72,368)
   Other transactions.......................................................                (15)                 (1)
   Death benefits...........................................................                 --                  --
   Net loan activity........................................................                (28)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             15,154            (385,505)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             83,645            (374,875)

NET ASSETS:
   Beginning of year........................................................            321,221             374,875
                                                                              ------------------  ------------------
   End of year..............................................................   $        404,866   $              --
                                                                              ==================  ==================

(22)  Effective January 25, 2019 MassMutual RetireSMART(SM) by JPMorgan 2015
      Fund merged with MassMutual RetireSMART(SM) by JPMorgan In Retirement
      Fund

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-268

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-269

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                   MASSMUTUAL           MASSMUTUAL
                                                                                RETIRESMART(SM )     RETIRESMART(SM )
                                                                                BY JPMORGAN 2020     BY JPMORGAN 2025
                                                                                      FUND                 FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $           5,956   $          18,168
   Net realized gain (loss) on security transactions..........................               (848)                430
   Net realized gain on distributions.........................................             11,854              65,232
   Net unrealized appreciation (depreciation) of investments during the year..             32,265              85,558
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............             49,227             169,388
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             67,432             205,626
   Net transfers..............................................................            (42,092)              9,278
   Surrenders for benefit payments and fees...................................            (38,402)            (23,728)
   Other transactions.........................................................                (15)                 41
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                  (2)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (13,077)            191,215
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................             36,150             360,603

NET ASSETS:
   Beginning of year..........................................................            335,458             867,779
                                                                                ------------------  ------------------
   End of year................................................................  $         371,608   $       1,228,382
                                                                                ==================  ==================

                                                                                    MASSMUTUAL         MASSMUTUAL
                                                                                  RETIRESMART(SM)    RETIRESMART(SM)
                                                                                 BY JPMORGAN 2030   BY JPMORGAN 2035
                                                                                       FUND               FUND
                                                                                    SUB-ACCOUNT        SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          19,575   $          15,547
   Net realized gain (loss) on security transactions..........................              5,805              (1,444)
   Net realized gain on distributions.........................................            119,641             109,592
   Net unrealized appreciation (depreciation) of investments during the year..            147,895              97,845
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            292,916             221,540
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            193,583             170,780
   Net transfers..............................................................            (19,786)             (7,725)
   Surrenders for benefit payments and fees...................................           (149,193)            (13,138)
   Other transactions.........................................................                188                  79
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (50)                 --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             24,742             149,996
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            317,658             371,536

NET ASSETS:
   Beginning of year..........................................................          1,431,943             972,280
                                                                                ------------------  ------------------
   End of year................................................................  $       1,749,601   $       1,343,816
                                                                                ==================  ==================

                                                                                    MASSMUTUAL          MASSMUTUAL
                                                                                  RETIRESMART(SM)     RETIRESMART(SM)
                                                                                 BY JPMORGAN 2040    BY JPMORGAN 2045
                                                                                       FUND                FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          15,892   $           8,534
   Net realized gain (loss) on security transactions..........................                (12)               (892)
   Net realized gain on distributions.........................................            129,153              74,581
   Net unrealized appreciation (depreciation) of investments during the year..            110,443              64,251
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            255,476             146,474
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            247,345             161,828
   Net transfers..............................................................             61,371                  --
   Surrenders for benefit payments and fees...................................            (40,934)            (62,362)
   Other transactions.........................................................                255                  20
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................               (164)                (90)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            267,873              99,396
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            523,349             245,870

NET ASSETS:
   Beginning of year..........................................................          1,015,798             579,239
                                                                                ------------------  ------------------
   End of year................................................................  $       1,539,147   $         825,109
                                                                                ==================  ==================

                                                                                    MASSMUTUAL          MASSMUTUAL
                                                                                  RETIRESMART(SM)     RETIRESMART(SM)
                                                                                 BY JPMORGAN 2050       BY JPMORGAN
                                                                                       FUND         IN RETIREMENT FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $           3,792   $           9,049
   Net realized gain (loss) on security transactions..........................             (1,692)              1,696
   Net realized gain on distributions.........................................             48,598               4,276
   Net unrealized appreciation (depreciation) of investments during the year..             56,352              38,765
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            107,050              53,786
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            104,140              46,810
   Net transfers..............................................................            (20,719)            443,232
   Surrenders for benefit payments and fees...................................            (41,092)            (26,876)
   Other transactions.........................................................                 (8)                 (9)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (50)                 --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             42,271             463,157
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            149,321             516,943

NET ASSETS:
   Beginning of year..........................................................            428,511              22,307
                                                                                ------------------  ------------------
   End of year................................................................  $         577,832   $         539,250
                                                                                ==================  ==================

                                                                                    MASSMUTUAL
                                                                                  RETIRESMART(SM)
                                                                                 BY JPMORGAN 2055    AMERICAN CENTURY
                                                                                       FUND            HERITAGE FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $           2,237   $           (5,471)
   Net realized gain (loss) on security transactions..........................                (28)              (3,241)
   Net realized gain on distributions.........................................             20,535              104,536
   Net unrealized appreciation (depreciation) of investments during the year..             15,761              149,688
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             38,505              245,512
                                                                                ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             79,415               68,867
   Net transfers..............................................................               (105)              (3,505)
   Surrenders for benefit payments and fees...................................               (755)             (86,258)
   Other transactions.........................................................               (260)                 (66)
   Death benefits.............................................................                 --                   --
   Net loan activity..........................................................                 --                 (102)
   Net annuity transactions...................................................                 --                   --
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             78,295              (21,064)
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets......................................            116,800              224,448

NET ASSETS:
   Beginning of year..........................................................            130,742              706,247
                                                                                ------------------  -------------------
   End of year................................................................  $         247,542   $          930,695
                                                                                ==================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-270

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-271

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                        NORTH SQUARE
                                                                                    CLEARBRIDGE           OAK RIDGE
                                                                                     SMALL CAP            SMALL CAP
                                                                                    VALUE FUND           GROWTH FUND
                                                                                    SUB-ACCOUNT       SUB-ACCOUNT (23)
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $              13    $          (3,433)
   Net realized gain (loss) on security transactions..........................                 (62)            (117,179)
   Net realized gain on distributions.........................................                 157               51,092
   Net unrealized appreciation (depreciation) of investments during the year..                 451              165,823
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............                 559               96,303
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               2,272               49,270
   Net transfers..............................................................                  --             (106,260)
   Surrenders for benefit payments and fees...................................                (445)            (180,978)
   Other transactions.........................................................                 (14)                  (4)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   (3)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....               1,813             (237,975)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................               2,372             (141,672)

NET ASSETS:
   Beginning of year..........................................................               1,532              503,664
                                                                                -------------------  -------------------
   End of year................................................................   $           3,904    $         361,992
                                                                                ===================  ===================

                                                                                      INVESCO            MASSMUTUAL
                                                                                    OPPENHEIMER       PREMIER STRATEGIC
                                                                                   INTERMEDIATE           EMERGING
                                                                                    INCOME FUND         MARKETS FUND
                                                                                 SUB-ACCOUNT (24)        SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $              79   $              (85)
   Net realized gain (loss) on security transactions..........................                   9                   (4)
   Net realized gain on distributions.........................................                  --                  634
   Net unrealized appreciation (depreciation) of investments during the year..                 192                1,021
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............                 280                1,566
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               2,708                  596
   Net transfers..............................................................               3,667                   --
   Surrenders for benefit payments and fees...................................                (377)                  --
   Other transactions.........................................................                  --                   (1)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....               5,998                  595
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................               6,278                2,161

NET ASSETS:
   Beginning of year..........................................................               1,490                6,498
                                                                                -------------------  -------------------
   End of year................................................................   $           7,768   $            8,659
                                                                                ===================  ===================

                                                                                    MASSMUTUAL        MASSMUTUAL SELECT
                                                                                 PREMIER SMALL CAP    SMALL CAP GROWTH
                                                                                OPPORTUNITIES FUND       EQUITY FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $             (855)  $              --
   Net realized gain (loss) on security transactions..........................                (965)                 27
   Net realized gain on distributions.........................................               1,580                  --
   Net unrealized appreciation (depreciation) of investments during the year..              56,919                 122
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............              56,679                 149
                                                                                -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              26,895                 521
   Net transfers..............................................................              83,302                  --
   Surrenders for benefit payments and fees...................................              (8,134)             (1,082)
   Other transactions.........................................................                 (18)                 --
   Death benefits.............................................................                  --                  --
   Net loan activity..........................................................                 (33)                 --
   Net annuity transactions...................................................                  --                  --
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             102,012                (561)
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets......................................             158,691                (412)

NET ASSETS:
   Beginning of year..........................................................             184,759                 412
                                                                                -------------------  ------------------
   End of year................................................................  $          343,450   $              --
                                                                                ===================  ==================

                                                                                   FIDELITY VIP        FIDELITY VIP
                                                                                   FREEDOM 2035        FREEDOM 2040
                                                                                     PORTFOLIO           PORTFOLIO
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $             105   $              --
   Net realized gain (loss) on security transactions..........................                 (1)                 --
   Net realized gain on distributions.........................................                263                  --
   Net unrealized appreciation (depreciation) of investments during the year..              1,595                   2
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............              1,962                   2
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                 --                  --
   Net transfers..............................................................                 --                  --
   Surrenders for benefit payments and fees...................................                 --                  --
   Other transactions.........................................................                 (1)                 (2)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                  --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....                 (1)                 (2)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................              1,961                  --

NET ASSETS:
   Beginning of year..........................................................              7,353                  --
                                                                                ------------------  ------------------
   End of year................................................................  $           9,314   $              --
                                                                                ==================  ==================

                                                                                   FIDELITY VIP
                                                                                   FREEDOM 2050        IVY SMALL CAP
                                                                                     PORTFOLIO          GROWTH FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $               6   $            (709)
   Net realized gain (loss) on security transactions..........................                 --             (11,469)
   Net realized gain on distributions.........................................                 13              33,248
   Net unrealized appreciation (depreciation) of investments during the year..                 85             200,409
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............                104             221,479
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                 --             146,889
   Net transfers..............................................................                 --             133,965
   Surrenders for benefit payments and fees...................................                 --            (846,780)
   Other transactions.........................................................                 (1)              1,641
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                 (34)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....                 (1)           (564,319)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................                103            (342,840)

NET ASSETS:
   Beginning of year..........................................................                368             997,185
                                                                                ------------------  ------------------
   End of year................................................................  $             471   $         654,345
                                                                                ==================  ==================

(23)  Formerly Oak Ridge Small Cap Growth Fund. Change effective May 10, 2019

(24)  Formerly Oppenheimer Corporate Bond Fund. Change effective May 24, 2019

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-272

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-273

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                  T. ROWE PRICE        MSIF GLOBAL
                                                                                 RETIREMENT 2060       OPPORTUNITY
                                                                                      FUND              PORTFOLIO
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $             108   $          (1,150)
   Net realized gain (loss) on security transactions..........................                 11                 453
   Net realized gain on distributions.........................................                445                  --
   Net unrealized appreciation (depreciation) of investments during the year..              1,094              33,803
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............              1,658              33,106
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             11,674              12,859
   Net transfers..............................................................                 --              20,029
   Surrenders for benefit payments and fees...................................               (142)             (4,584)
   Other transactions.........................................................                 (2)                 (7)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                 (62)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             11,530              28,235
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................             13,188              61,341

NET ASSETS:
   Beginning of year..........................................................              3,273              88,018
                                                                                ------------------  ------------------
   End of year................................................................  $          16,461   $         149,359
                                                                                ==================  ==================

                                                                                     JPMORGAN          AMERICAN CENTURY
                                                                                  U.S. GOVERNMENT       U.S. GOVERNMENT
                                                                                 MONEY MARKET FUND     MONEY MARKET FUND
                                                                                    SUB-ACCOUNT           SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $           7,348    $           9,676
   Net realized gain (loss) on security transactions..........................                  --                   --
   Net realized gain on distributions.........................................                  --                   --
   Net unrealized appreciation (depreciation) of investments during the year..                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............               7,348                9,676
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             146,684              184,612
   Net transfers..............................................................             176,595              593,395
   Surrenders for benefit payments and fees...................................            (315,594)          (1,045,026)
   Other transactions.........................................................                  54                    7
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (37)                 (58)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....               7,702             (267,070)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              15,050             (257,394)

NET ASSETS:
   Beginning of year..........................................................           1,058,004            1,214,957
                                                                                -------------------  -------------------
   End of year................................................................   $       1,073,054    $         957,563
                                                                                ===================  ===================

                                                                                      INVESCO
                                                                                   BALANCED-RISK      COLUMBIA SELECT
                                                                                     COMMODITY         INTERNATIONAL
                                                                                   STRATEGY FUND        EQUITY FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $             (12)  $              32
   Net realized gain (loss) on security transactions..........................               (175)                111
   Net realized gain on distributions.........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year..                753               1,616
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............                566               1,759
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              2,333                  --
   Net transfers..............................................................               (751)                 --
   Surrenders for benefit payments and fees...................................             (6,417)               (710)
   Other transactions.........................................................                 (2)                 (5)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (10)                 --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (4,847)               (715)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................             (4,281)              1,044

NET ASSETS:
   Beginning of year..........................................................             14,218               6,728
                                                                                ------------------  ------------------
   End of year................................................................  $           9,937   $           7,772
                                                                                ==================  ==================

                                                                                                       JOHN HANCOCK
                                                                                   PUTNAM GROWTH            NEW
                                                                                OPPORTUNITIES FUND  OPPORTUNITIES FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $             (64)  $          (3,103)
   Net realized gain (loss) on security transactions..........................                 19                (355)
   Net realized gain on distributions.........................................                223              14,814
   Net unrealized appreciation (depreciation) of investments during the year..              1,255              72,025
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............              1,433              83,381
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                880               9,702
   Net transfers..............................................................                 --             (13,714)
   Surrenders for benefit payments and fees...................................                (16)            (30,764)
   Other transactions.........................................................                 (2)                 (2)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                  --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....                862             (34,778)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................              2,295              48,603

NET ASSETS:
   Beginning of year..........................................................              3,834             413,185
                                                                                ------------------  ------------------
   End of year................................................................  $           6,129   $         461,788
                                                                                ==================  ==================

                                                                                     COLUMBIA
                                                                                     LARGE CAP            VICTORY
                                                                                    GROWTH III         RS VALUE FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          (6,823)  $           10,425
   Net realized gain (loss) on security transactions..........................             11,213              (26,372)
   Net realized gain on distributions.........................................             67,737              122,334
   Net unrealized appreciation (depreciation) of investments during the year..            122,982              390,815
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............            195,109              497,202
                                                                                ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             66,913                2,920
   Net transfers..............................................................            (22,913)             (82,752)
   Surrenders for benefit payments and fees...................................            (57,170)            (125,475)
   Other transactions.........................................................                (22)                   1
   Death benefits.............................................................                 --                   --
   Net loan activity..........................................................                (17)                  (6)
   Net annuity transactions...................................................                 --                   --
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (13,209)            (205,312)
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets......................................            181,900              291,890

NET ASSETS:
   Beginning of year..........................................................            560,394            1,629,662
                                                                                ------------------  -------------------
   End of year................................................................  $         742,294   $        1,921,552
                                                                                ==================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-274

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-275

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                           BLACKROCK
                                                                                                           ADVANTAGE
                                                                                   PIONEER GLOBAL          SMALL CAP
                                                                                     EQUITY FUND          GROWTH FUND
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  ------------------

OPERATIONS:
   Net investment income (loss)................................................   $           2,776   $          (3,371)
   Net realized gain (loss) on security transactions...........................             (18,530)            (47,431)
   Net realized gain on distributions..........................................                  --              57,875
   Net unrealized appreciation (depreciation) of investments during the year...             238,089             226,290
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.............             222,335             233,363
                                                                                 -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...................................................................             127,201              70,306
   Net transfers...............................................................             (23,122)             23,035
   Surrenders for benefit payments and fees....................................            (121,926)           (232,452)
   Other transactions..........................................................                  27                 (23)
   Death benefits..............................................................                  --                  --
   Net loan activity...........................................................                 (15)                 (9)
   Net annuity transactions....................................................                  --                  --
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions......             (17,835)           (139,143)
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets.......................................             204,500              94,220

NET ASSETS:
   Beginning of year...........................................................             982,704             785,859
                                                                                 -------------------  ------------------
   End of year.................................................................   $       1,187,204   $         880,079
                                                                                 ===================  ==================

                                                                                  MASSMUTUAL SELECT    MASSMUTUAL SELECT
                                                                                    T.ROWE PRICE         T.ROWE PRICE
                                                                                  RETIRE 2030 FUND     RETIRE 2035 FUND
                                                                                  SUB-ACCOUNT (25)        SUB-ACCOUNT
                                                                                 -------------------  -------------------

OPERATIONS:
   Net investment income (loss)................................................  $              (83)  $              190
   Net realized gain (loss) on security transactions...........................               2,350                   21
   Net realized gain on distributions..........................................                  --                  403
   Net unrealized appreciation (depreciation) of investments during the year...                   2                5,084
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............               2,269                5,698
                                                                                 -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................                 568                9,456
   Net transfers...............................................................              19,786                5,918
   Surrenders for benefit payments and fees....................................             (22,055)                 (22)
   Other transactions..........................................................                  (1)                  (1)
   Death benefits..............................................................                  --                   --
   Net loan activity...........................................................                  --                   --
   Net annuity transactions....................................................                  --                   --
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......              (1,702)              15,351
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets.......................................                 567               21,049

NET ASSETS:
   Beginning of year...........................................................                  --               18,001
                                                                                 -------------------  -------------------
   End of year.................................................................  $              567   $           39,050
                                                                                 ===================  ===================

                                                                                  MASSMUTUAL SELECT   MASSMUTUAL SELECT
                                                                                    T.ROWE PRICE        T.ROWE PRICE
                                                                                  RETIRE 2040 FUND    RETIRE 2050 FUND
                                                                                  SUB-ACCOUNT (26)    SUB-ACCOUNT (27)
                                                                                 -------------------  ------------------

OPERATIONS:
   Net investment income (loss)................................................   $             123   $             195
   Net realized gain (loss) on security transactions...........................                   1                   1
   Net realized gain on distributions..........................................                  93                 159
   Net unrealized appreciation (depreciation) of investments during the year...                 446                 889
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.............                 663               1,244
                                                                                 -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...................................................................                  70               3,648
   Net transfers...............................................................              10,854              19,686
   Surrenders for benefit payments and fees....................................                  (1)                (17)
   Other transactions..........................................................                  --                  --
   Death benefits..............................................................                  --                  --
   Net loan activity...........................................................                  --                  --
   Net annuity transactions....................................................                  --                  --
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions......              10,923              23,317
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets.......................................              11,586              24,561

NET ASSETS:
   Beginning of year...........................................................                  --                  --
                                                                                 -------------------  ------------------
   End of year.................................................................   $          11,586   $          24,561
                                                                                 ===================  ==================

                                                                                  MASSMUTUAL SELECT    MASSMUTUAL SELECT
                                                                                    T.ROWE PRICE         T.ROWE PRICE
                                                                                  RETIRE 2055 FUND     RETIRE 2060 FUND
                                                                                  SUB-ACCOUNT (28)     SUB-ACCOUNT (29)
                                                                                 -------------------  -------------------

OPERATIONS:
   Net investment income (loss)................................................  $               52   $               32
   Net realized gain (loss) on security transactions...........................                  --                   --
   Net realized gain on distributions..........................................                  37                   22
   Net unrealized appreciation (depreciation) of investments during the year...                  94                   71
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............                 183                  125
                                                                                 -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................               5,345                3,258
   Net transfers...............................................................                  --                   --
   Surrenders for benefit payments and fees....................................                 (25)                 (15)
   Other transactions..........................................................                  --                   --
   Death benefits..............................................................                  --                   --
   Net loan activity...........................................................                  --                   --
   Net annuity transactions....................................................                  --                   --
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......               5,320                3,243
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets.......................................               5,503                3,368

NET ASSETS:
   Beginning of year...........................................................                  --                   --
                                                                                 -------------------  -------------------
   End of year.................................................................  $            5,503   $            3,368
                                                                                 ===================  ===================

                                                                                      BLACKROCK           HARTFORD
                                                                                 S&P 500 INDEX V.I.     INTERNATIONAL
                                                                                        FUND             EQUITY FUND
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 -------------------  ------------------

OPERATIONS:
   Net investment income (loss)................................................   $         166,287   $           5,425
   Net realized gain (loss) on security transactions...........................             135,130               2,694
   Net realized gain on distributions..........................................             605,855                  --
   Net unrealized appreciation (depreciation) of investments during the year...           2,004,317              63,640
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.............           2,911,589              71,759
                                                                                 -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...................................................................             565,800              43,268
   Net transfers...............................................................             (61,980)            (11,638)
   Surrenders for benefit payments and fees....................................          (2,376,287)            (42,365)
   Other transactions..........................................................                 (13)                 17
   Death benefits..............................................................                  --                  --
   Net loan activity...........................................................                (220)                (12)
   Net annuity transactions....................................................             (13,600)                 --
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions......          (1,886,300)            (10,730)
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets.......................................           1,025,289              61,029

NET ASSETS:
   Beginning of year...........................................................          10,145,885             378,915
                                                                                 -------------------  ------------------
   End of year.................................................................   $      11,171,174   $         439,944
                                                                                 ===================  ==================

(25)  Funded as of January 11, 2019

(26)  Funded as of October 21, 2019

(27)  Funded as of September 17, 2019

(28)  Funded as of October 11, 2019

(29)  Funded as of October 11, 2019

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-276

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-277

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                          KEELEY
                                                                                    BNY MELLON           SMALL CAP
                                                                                      INSIGHT            DIVIDEND
                                                                                  CORE PLUS FUND        VALUE FUND
                                                                                    SUB-ACCOUNT      SUB-ACCOUNT (30)
                                                                                ------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          17,183   $            9,670
   Net realized gain (loss) on security transactions..........................              4,475               (9,207)
   Net realized gain on distributions.........................................                 --                   --
   Net unrealized appreciation (depreciation) of investments during the year..             47,616               33,771
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             69,274               34,234
                                                                                ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             14,630               15,673
   Net transfers..............................................................             11,314              986,699
   Surrenders for benefit payments and fees...................................            (64,849)            (176,630)
   Other transactions.........................................................                116               18,752
   Death benefits.............................................................                 --                   --
   Net loan activity..........................................................                (11)                  (6)
   Net annuity transactions...................................................                 --                   --
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (38,800)             844,488
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets......................................             30,474              878,722

NET ASSETS:
   Beginning of year..........................................................            675,192                   --
                                                                                ------------------  -------------------
   End of year................................................................  $         705,666   $          878,722
                                                                                ==================  ===================

                                                                                                     MM RUSSELL 2000(R)
                                                                                  HARTFORD GLOBAL         SMALL CAP
                                                                                    IMPACT FUND          INDEX FUND
                                                                                 SUB-ACCOUNT (31)        SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $               67   $              547
   Net realized gain (loss) on security transactions..........................                   2                 (429)
   Net realized gain on distributions.........................................                  --               11,533
   Net unrealized appreciation (depreciation) of investments during the year..                 814               26,557
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............                 883               38,208
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                 811               58,649
   Net transfers..............................................................              26,196               37,080
   Surrenders for benefit payments and fees...................................                  (9)              (8,598)
   Other transactions.........................................................                  --                   43
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                  (23)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              26,998               87,151
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              27,881              125,359

NET ASSETS:
   Beginning of year..........................................................                  --              130,887
                                                                                -------------------  -------------------
   End of year................................................................  $           27,881   $          256,246
                                                                                ===================  ===================

                                                                                   MM S&P 500(R)       MM S&P MID CAP
                                                                                    INDEX FUND           INDEX FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $           33,176    $           2,685
   Net realized gain (loss) on security transactions..........................              (7,005)                 687
   Net realized gain on distributions.........................................             124,080               48,739
   Net unrealized appreciation (depreciation) of investments during the year..             418,357              326,235
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             568,608              378,346
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             296,403              355,327
   Net transfers..............................................................             615,512              274,575
   Surrenders for benefit payments and fees...................................             (59,474)            (569,928)
   Other transactions.........................................................                   1                  266
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (98)                 (51)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             852,344               60,189
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................           1,420,952              438,535

NET ASSETS:
   Beginning of year..........................................................           1,358,595            1,503,521
                                                                                -------------------  -------------------
   End of year................................................................  $        2,779,547    $       1,942,056
                                                                                ===================  ===================

                                                                                                           RUSSELL
                                                                                 RUSSELL BALANCED       CONSERVATIVE
                                                                                   STRATEGY FUND        STRATEGY FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $             454    $             232
   Net realized gain (loss) on security transactions..........................              (6,712)                (482)
   Net realized gain on distributions.........................................               6,492                  119
   Net unrealized appreciation (depreciation) of investments during the year..              31,496                1,224
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              31,730                1,093
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              29,837                   --
   Net transfers..............................................................             (32,876)                  --
   Surrenders for benefit payments and fees...................................             (26,320)              (3,860)
   Other transactions.........................................................                 267                   (2)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (29,092)              (3,862)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................               2,638               (2,769)

NET ASSETS:
   Beginning of year..........................................................             275,499               16,335
                                                                                -------------------  -------------------
   End of year................................................................   $         278,137    $          13,566
                                                                                ===================  ===================

                                                                                     RUSSELL
                                                                                  EQUITY GROWTH      RUSSELL GROWTH
                                                                                  STRATEGY FUND       STRATEGY FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $              (2)  $           2,646
   Net realized gain (loss) on security transactions..........................                (10)             (8,555)
   Net realized gain on distributions.........................................                 32              29,789
   Net unrealized appreciation (depreciation) of investments during the year..                216              53,685
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............                236              77,565
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                 --              53,742
   Net transfers..............................................................             (1,584)            (17,698)
   Surrenders for benefit payments and fees...................................                 (2)           (122,845)
   Other transactions.........................................................                 (1)                (31)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                  --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (1,587)            (86,832)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................             (1,351)             (9,267)

NET ASSETS:
   Beginning of year..........................................................              1,369             547,957
                                                                                ------------------  ------------------
   End of year................................................................  $              18   $         538,690
                                                                                ==================  ==================

(30)  Funded as of June 10, 2019

(31)  Funded as of November 22, 2019

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-278

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-279

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  FOR THE YEAR ENDED DECEMBER 31, 2019
--------------------------------------------------------------------------------

                                                                                                              PIMCO
                                                                                   RUSSELL MODERATE           TOTAL
                                                                                     STRATEGY FUND         RETURN FUND
                                                                                      SUB-ACCOUNT          SUB-ACCOUNT
                                                                                  -------------------  -------------------

OPERATIONS:
   Net investment income (loss).................................................  $            3,624    $         491,748
   Net realized gain (loss) on security transactions............................              (2,803)             (83,498)
   Net realized gain on distributions...........................................               8,699               12,983
   Net unrealized appreciation (depreciation) of investments during the year....              27,115              813,266
                                                                                  -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..............              36,635            1,234,499
                                                                                  -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases....................................................................              23,029            1,712,151
   Net transfers................................................................                  --              409,665
   Surrenders for benefit payments and fees.....................................             (34,531)          (4,883,669)
   Other transactions...........................................................                  --                2,448
   Death benefits...............................................................                  --                   --
   Net loan activity............................................................                  --                 (696)
   Net annuity transactions.....................................................                  --                   --
                                                                                  -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.......             (11,502)          (2,760,101)
                                                                                  -------------------  -------------------
   Net increase (decrease) in net assets........................................              25,133           (1,525,602)

NET ASSETS:
   Beginning of year............................................................             380,207           17,420,423
                                                                                  -------------------  -------------------
   End of year..................................................................  $          405,340    $      15,894,821
                                                                                  ===================  ===================

                                                                                         PIMCO
                                                                                         REAL
                                                                                      RETURN FUND
                                                                                      SUB-ACCOUNT
                                                                                  -------------------

OPERATIONS:
   Net investment income (loss).................................................  $          143,326
   Net realized gain (loss) on security transactions............................             (14,554)
   Net realized gain on distributions...........................................                  --
   Net unrealized appreciation (depreciation) of investments during the year....             768,189
                                                                                  -------------------
   Net increase (decrease) in net assets resulting from operations..............             896,961
                                                                                  -------------------

UNIT TRANSACTIONS:
   Purchases....................................................................             948,638
   Net transfers................................................................             227,958
   Surrenders for benefit payments and fees.....................................          (3,326,298)
   Other transactions...........................................................                 905
   Death benefits...............................................................                  --
   Net loan activity............................................................                (403)
   Net annuity transactions.....................................................                  --
                                                                                  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.......          (2,149,200)
                                                                                  -------------------
   Net increase (decrease) in net assets........................................          (1,252,239)

NET ASSETS:
   Beginning of year............................................................          12,071,595
                                                                                  -------------------
   End of year..................................................................  $       10,819,356
                                                                                  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-280

---------------------------------------------------------------------------
[This page intentionally left blank]

--------------------------------------------------------------------------------
                                   SA-281

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                 AMERICAN CENTURY        AMERICAN
                                                                                      EQUITY              CENTURY
                                                                                    INCOME FUND         GROWTH FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $         521,441   $          33,142
   Net realized gain (loss) on security transactions..........................            212,797             675,401
   Net realized gain on distributions.........................................          1,658,461           2,354,211
   Net unrealized appreciation (depreciation) of investments during the year..         (3,856,669)         (3,124,079)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............         (1,463,970)            (61,325)
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................          2,733,825             313,492
   Net transfers..............................................................         (1,831,947)           (323,922)
   Surrenders for benefit payments and fees...................................         (4,956,915)         (3,451,215)
   Other transactions.........................................................                110                (324)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (68)               (223)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....         (4,054,995)         (3,462,192)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................         (5,518,965)         (3,523,517)

NET ASSETS:
   Beginning of year..........................................................         35,240,030          23,330,262
                                                                                ------------------  ------------------
   End of year................................................................  $      29,721,065   $      19,806,745
                                                                                ==================  ==================

                                                                                    AMERICAN            AMERICAN
                                                                                     CENTURY           CENTURY VP
                                                                                  ULTRA(R) FUND       BALANCED FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          (2,338)  $           1,201
   Net realized gain (loss) on security transactions..........................              6,187               1,529
   Net realized gain on distributions.........................................             31,397               1,204
   Net unrealized appreciation (depreciation) of investments during the year..            (36,134)            (11,047)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............               (888)             (7,113)
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             23,145               1,300
   Net transfers..............................................................              1,359              (1,710)
   Surrenders for benefit payments and fees...................................            (19,848)            (16,513)
   Other transactions.........................................................                 (1)                 --
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                  --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              4,655             (16,923)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................              3,767             (24,036)

NET ASSETS:
   Beginning of year..........................................................            391,486             181,590
                                                                                ------------------  ------------------
   End of year................................................................  $         395,253   $         157,554
                                                                                ==================  ==================

                                                                                     AMERICAN         AMERICAN CENTURY
                                                                                    CENTURY VP            SMALL CAP
                                                                                INTERNATIONAL FUND       VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $             912    $          15,663
   Net realized gain (loss) on security transactions..........................              12,803                1,147
   Net realized gain on distributions.........................................               6,727              494,436
   Net unrealized appreciation (depreciation) of investments during the year..             (18,567)          (1,136,295)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............               1,875             (625,049)
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                 925               95,768
   Net transfers..............................................................             (81,835)             (85,076)
   Surrenders for benefit payments and fees...................................             (10,000)            (437,290)
   Other transactions.........................................................                   2                  (86)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                  (34)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (90,908)            (426,718)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             (89,033)          (1,051,767)

NET ASSETS:
   Beginning of year..........................................................             103,541            4,080,146
                                                                                -------------------  -------------------
   End of year................................................................   $          14,508    $       3,028,379
                                                                                ===================  ===================

                                                                                     AMERICAN
                                                                                      CENTURY         AMERICAN CENTURY
                                                                                   LARGE COMPANY     INFLATION-ADJUSTED
                                                                                    VALUE FUND            BOND FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $             355   $            2,198
   Net realized gain (loss) on security transactions..........................               1,003                 (322)
   Net realized gain on distributions.........................................               1,596                   --
   Net unrealized appreciation (depreciation) of investments during the year..              (6,519)              (5,893)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              (3,565)              (4,017)
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               3,667               16,877
   Net transfers..............................................................              (1,770)                  --
   Surrenders for benefit payments and fees...................................              (3,566)              (6,472)
   Other transactions.........................................................                  --                    1
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              (1,669)              10,406
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              (5,234)               6,389

NET ASSETS:
   Beginning of year..........................................................              41,863              110,875
                                                                                -------------------  -------------------
   End of year................................................................   $          36,629   $          117,264
                                                                                ===================  ===================

                                                                                                         AMERICAN
                                                                                 AMERICAN CENTURY       CENTURY VP
                                                                                      EQUITY             INCOME &
                                                                                    GROWTH FUND         GROWTH FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $             128   $           2,962
   Net realized gain (loss) on security transactions..........................              7,531               1,597
   Net realized gain on distributions.........................................             38,097              17,943
   Net unrealized appreciation (depreciation) of investments during the year..            (72,417)            (40,284)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            (26,661)            (17,782)
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             71,002               4,476
   Net transfers..............................................................            (17,305)               (398)
   Surrenders for benefit payments and fees...................................            (78,582)             (2,153)
   Other transactions.........................................................                (10)                 --
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (18)                 --
   Net annuity transactions...................................................                 --              (4,123)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (24,913)             (2,198)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            (51,574)            (19,980)

NET ASSETS:
   Beginning of year..........................................................            413,276             239,650
                                                                                ------------------  ------------------
   End of year................................................................  $         361,702   $         219,670
                                                                                ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-282

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-283

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                     AMERICAN             AMERICAN
                                                                                    CENTURY VP           CENTURY VP
                                                                                    ULTRA FUND           VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $          (4,414)   $           8,757
   Net realized gain (loss) on security transactions..........................              24,404               17,226
   Net realized gain on distributions.........................................              97,256                   57
   Net unrealized appreciation (depreciation) of investments during the year..            (110,269)            (114,953)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............               6,977              (88,913)
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               3,118               10,868
   Net transfers..............................................................             (31,248)               1,394
   Surrenders for benefit payments and fees...................................             (26,280)             (20,004)
   Other transactions.........................................................                  --                   --
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................                  --               (2,500)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (54,410)             (10,242)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             (47,433)             (99,155)

NET ASSETS:
   Beginning of year..........................................................             925,765              903,701
                                                                                -------------------  -------------------
   End of year................................................................   $         878,332    $         804,546
                                                                                ===================  ===================

                                                                                     AMERICAN
                                                                                      CENTURY           INVESCO V.I.
                                                                                      MID CAP             SMALL CAP
                                                                                    VALUE FUND           EQUITY FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $           4,806    $            (699)
   Net realized gain (loss) on security transactions..........................              15,679                3,529
   Net realized gain on distributions.........................................             107,588                6,552
   Net unrealized appreciation (depreciation) of investments during the year..            (275,044)             (22,636)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............            (146,971)             (13,254)
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             141,946                   --
   Net transfers..............................................................             (77,932)             (38,693)
   Surrenders for benefit payments and fees...................................            (247,145)              (1,453)
   Other transactions.........................................................                  (8)                   1
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  (2)                  --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (183,141)             (40,145)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................            (330,112)             (53,399)

NET ASSETS:
   Beginning of year..........................................................           1,254,819              134,717
                                                                                -------------------  -------------------
   End of year................................................................   $         924,707    $          81,318
                                                                                ===================  ===================

                                                                                   INVESCO V.I.            INVESCO
                                                                                    DIVERSIFIED           EUROPEAN
                                                                                   DIVIDEND FUND         GROWTH FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $             684    $           3,095
   Net realized gain (loss) on security transactions..........................               3,357                1,349
   Net realized gain on distributions.........................................               1,440                   --
   Net unrealized appreciation (depreciation) of investments during the year..              (8,810)             (88,539)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              (3,329)             (84,095)
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                  --               22,941
   Net transfers..............................................................                  --                   46
   Surrenders for benefit payments and fees...................................             (15,465)             (15,065)
   Other transactions.........................................................                   1                    8
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                  (11)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (15,464)               7,919
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             (18,793)             (76,176)

NET ASSETS:
   Beginning of year..........................................................              52,423              431,104
                                                                                -------------------  -------------------
   End of year................................................................   $          33,630    $         354,928
                                                                                ===================  ===================

                                                                                      INVESCO              INVESCO
                                                                                   INTERNATIONAL           MID CAP
                                                                                    GROWTH FUND       CORE EQUITY FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $             (805)  $           (1,472)
   Net realized gain (loss) on security transactions..........................              20,848               (2,302)
   Net realized gain on distributions.........................................              20,651               26,642
   Net unrealized appreciation (depreciation) of investments during the year..             (90,901)             (58,789)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             (50,207)             (35,921)
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              53,391               17,729
   Net transfers..............................................................             (18,577)             (58,867)
   Surrenders for benefit payments and fees...................................            (147,999)              (8,103)
   Other transactions.........................................................                   5                    4
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (20)                  (1)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (113,200)             (49,238)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................            (163,407)             (85,159)

NET ASSETS:
   Beginning of year..........................................................             423,563              344,227
                                                                                -------------------  -------------------
   End of year................................................................  $          260,156   $          259,068
                                                                                ===================  ===================

                                                                                      INVESCO
                                                                                     SMALL CAP             INVESCO
                                                                                    GROWTH FUND       REAL ESTATE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          (13,321)  $           44,430
   Net realized gain (loss) on security transactions..........................              47,840             (142,758)
   Net realized gain on distributions.........................................             175,378              233,030
   Net unrealized appreciation (depreciation) of investments during the year..            (422,850)            (420,509)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............            (212,953)            (285,807)
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             220,651              238,029
   Net transfers..............................................................             718,385             (126,656)
   Surrenders for benefit payments and fees...................................            (463,845)            (910,471)
   Other transactions.........................................................                (294)                   1
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (52)                (185)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             474,845             (799,282)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             261,892           (1,085,089)

NET ASSETS:
   Beginning of year..........................................................           1,780,165            5,152,583
                                                                                -------------------  -------------------
   End of year................................................................  $        2,042,057   $        4,067,494
                                                                                ===================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-284

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-285

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                     INVESCO             INVESCO
                                                                                    SMALL CAP          DEVELOPING
                                                                                   EQUITY FUND        MARKETS FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (4,363)  $          31,356
   Net realized gain (loss) on security transactions.........................             17,284              38,387
   Net realized gain on distributions........................................            124,147                  --
   Net unrealized appreciation (depreciation) of investments during the year.           (281,385)           (645,131)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (144,317)           (575,388)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             73,898             428,197
   Net transfers.............................................................           (116,259)             26,638
   Surrenders for benefit payments and fees..................................            (99,709)           (451,276)
   Other transactions........................................................                  6                 (17)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (8)                (74)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (142,072)              3,468
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (286,389)           (571,920)

NET ASSETS:
   Beginning of year.........................................................          1,074,842           2,890,257
                                                                               ------------------  ------------------
   End of year...............................................................  $         788,453   $       2,318,337
                                                                               ==================  ==================

                                                                               AMERICAN CENTURY
                                                                                  DIVERSIFIED         DOMINI IMPACT
                                                                                   BOND FUND           EQUITY FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $           1,769    $          18,041
   Net realized gain (loss) on security transactions.........................               (767)              28,472
   Net realized gain on distributions........................................                 --              210,059
   Net unrealized appreciation (depreciation) of investments during the year.             (5,328)            (436,997)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             (4,326)            (180,425)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             35,685              249,539
   Net transfers.............................................................             (7,913)              11,631
   Surrenders for benefit payments and fees..................................             (4,754)            (305,353)
   Other transactions........................................................                  2                    7
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (60)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             22,960              (44,176)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             18,634             (224,601)

NET ASSETS:
   Beginning of year.........................................................            141,510            2,041,079
                                                                               ------------------  -------------------
   End of year...............................................................  $         160,144    $       1,816,478
                                                                               ==================  ===================

                                                                                    AB GLOBAL         AB GLOBAL RISK
                                                                                    BOND FUND         ALLOCATION FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................   $           1,491    $            (556)
   Net realized gain (loss) on security transactions.........................                (218)                 767
   Net realized gain on distributions........................................                  --                   --
   Net unrealized appreciation (depreciation) of investments during the year.              (2,322)             (18,649)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              (1,049)             (18,438)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              10,909                9,341
   Net transfers.............................................................              (1,039)             (17,507)
   Surrenders for benefit payments and fees..................................             (14,666)             (15,831)
   Other transactions........................................................                 235                    3
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                  --                   --
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              (4,561)             (23,994)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................              (5,610)             (42,432)

NET ASSETS:
   Beginning of year.........................................................              94,597              209,796
                                                                               -------------------  -------------------
   End of year...............................................................   $          88,987    $         167,364
                                                                               ===================  ===================

                                                                                                     AB SUSTAINABLE
                                                                                   AB RELATIVE        INTERNATIONAL
                                                                                   VALUE FUND         THEMATIC FUND
                                                                                   SUB-ACCOUNT       SUB-ACCOUNT (1)
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $           1,064   $          (3,859)
   Net realized gain (loss) on security transactions.........................                686               5,303
   Net realized gain on distributions........................................             21,939              52,512
   Net unrealized appreciation (depreciation) of investments during the year.            (36,494)           (145,971)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (12,805)            (92,015)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             15,923              62,072
   Net transfers.............................................................             20,600             (24,737)
   Surrenders for benefit payments and fees..................................             (8,638)            (54,896)
   Other transactions........................................................                  1                 (10)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (38)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             27,886             (17,609)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             15,081            (109,624)

NET ASSETS:
   Beginning of year.........................................................            166,804             526,782
                                                                               ------------------  ------------------
   End of year...............................................................  $         181,885   $         417,158
                                                                               ==================  ==================

                                                                               AB INTERNATIONAL
                                                                                  VALUE FUND        AB GROWTH FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (5,314)  $            (497)
   Net realized gain (loss) on security transactions.........................             (6,391)             11,701
   Net realized gain on distributions........................................                 --              11,411
   Net unrealized appreciation (depreciation) of investments during the year.           (206,144)            (18,654)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (217,849)              3,961
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             86,274                 983
   Net transfers.............................................................            (18,422)            (12,821)
   Surrenders for benefit payments and fees..................................           (161,336)             (9,702)
   Other transactions........................................................                 --                  (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (8)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (93,492)            (21,541)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (311,341)            (17,580)

NET ASSETS:
   Beginning of year.........................................................            953,953              99,839
                                                                               ------------------  ------------------
   End of year...............................................................  $         642,612   $          82,259
                                                                               ==================  ==================

(1)   Formerly AB International Growth Fund. Change effective January 8, 2018

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-286

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-287

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                  AB DISCOVERY       AB DISCOVERY
                                                                                   GROWTH FUND        VALUE FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (2,100)  $          (4,833)
   Net realized gain (loss) on security transactions.........................                364               8,777
   Net realized gain on distributions........................................             50,092              86,090
   Net unrealized appreciation (depreciation) of investments during the year.            (68,007)           (242,843)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (19,651)           (152,809)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             28,733              91,574
   Net transfers.............................................................             43,958              63,538
   Surrenders for benefit payments and fees..................................               (458)            (92,042)
   Other transactions........................................................                  3                  13
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  (6)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             72,236              63,077
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             52,585             (89,732)

NET ASSETS:
   Beginning of year.........................................................            243,475             899,260
                                                                               ------------------  ------------------
   End of year...............................................................  $         296,060   $         809,528
                                                                               ==================  ==================

                                                                                                         AB HIGH
                                                                                 AB VALUE FUND         INCOME FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $             (17)  $          31,587
   Net realized gain (loss) on security transactions.........................                308             (13,658)
   Net realized gain on distributions........................................                262                  --
   Net unrealized appreciation (depreciation) of investments during the year.             (1,896)            (55,709)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (1,343)            (37,780)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              1,706              84,153
   Net transfers.............................................................                 --              15,969
   Surrenders for benefit payments and fees..................................             (2,361)           (413,106)
   Other transactions........................................................                  1                 (81)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  (7)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               (654)           (313,072)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             (1,997)           (350,852)

NET ASSETS:
   Beginning of year.........................................................              9,459             830,928
                                                                               ------------------  ------------------
   End of year...............................................................  $           7,462   $         480,076
                                                                               ==================  ==================

                                                                                                     AMERICAN FUNDS
                                                                                AMERICAN FUNDS          AMERICAN
                                                                                 AMCAP FUND(R)      BALANCED FUND(R)
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         (21,543)   $          66,911
   Net realized gain (loss) on security transactions.........................            155,844              245,220
   Net realized gain on distributions........................................            341,367              337,720
   Net unrealized appreciation (depreciation) of investments during the year.           (586,708)            (990,231)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (111,040)            (340,380)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            376,613            1,272,417
   Net transfers.............................................................            161,529              (73,099)
   Surrenders for benefit payments and fees..................................           (537,591)          (1,193,432)
   Other transactions........................................................                (30)                 462
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (116)                (429)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....                405                5,919
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (110,635)            (334,461)

NET ASSETS:
   Beginning of year.........................................................          3,636,876            8,972,582
                                                                               ------------------  -------------------
   End of year...............................................................  $       3,526,241    $       8,638,121
                                                                               ==================  ===================

                                                                                 AMERICAN FUNDS     AMERICAN FUNDS
                                                                                 CAPITAL INCOME       EUROPACIFIC
                                                                                   BUILDER(R)         GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         381,506   $         171,776
   Net realized gain (loss) on security transactions.........................            243,125           1,020,495
   Net realized gain on distributions........................................                 --           1,253,925
   Net unrealized appreciation (depreciation) of investments during the year.         (1,969,294)         (7,208,504)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........         (1,344,663)         (4,762,308)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,775,084           2,860,096
   Net transfers.............................................................           (712,242)            (44,296)
   Surrenders for benefit payments and fees..................................         (2,636,157)         (4,588,663)
   Other transactions........................................................                 92                (162)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (189)               (902)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (1,573,412)         (1,773,927)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (2,918,075)         (6,536,235)

NET ASSETS:
   Beginning of year.........................................................         17,705,173          32,280,342
                                                                               ------------------  ------------------
   End of year...............................................................  $      14,787,098   $      25,744,107
                                                                               ==================  ==================

                                                                                 AMERICAN FUNDS       AMERICAN FUNDS
                                                                                   FUNDAMENTAL              NEW
                                                                               INVESTORS FUND(SM)   PERSPECTIVE FUND(R)
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          80,255   $         (11,352)
   Net realized gain (loss) on security transactions.........................             882,499             354,563
   Net realized gain on distributions........................................           1,231,977             480,778
   Net unrealized appreciation (depreciation) of investments during the year.          (3,368,911)         (1,390,067)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........          (1,174,180)           (566,078)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           1,452,699             941,881
   Net transfers.............................................................             244,489              63,527
   Surrenders for benefit payments and fees..................................          (3,356,421)         (1,603,903)
   Other transactions........................................................                  13                (253)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (366)               (202)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....          (1,659,586)           (598,950)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................          (2,833,766)         (1,165,028)

NET ASSETS:
   Beginning of year.........................................................          17,653,478           9,070,660
                                                                               -------------------  -------------------
   End of year...............................................................   $      14,819,712   $       7,905,632
                                                                               ===================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-288

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-289

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                 AMERICAN FUNDS      AMERICAN FUNDS
                                                                                  THE BOND FUND      THE GROWTH FUND
                                                                                  OF AMERICA(R)       OF AMERICA(R)
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          52,609   $        (222,122)
   Net realized gain (loss) on security transactions.........................             (1,326)          2,549,665
   Net realized gain on distributions........................................                 --           4,254,673
   Net unrealized appreciation (depreciation) of investments during the year.           (113,133)         (7,924,680)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (61,850)         (1,342,464)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            436,717           4,065,661
   Net transfers.............................................................            (61,546)           (831,465)
   Surrenders for benefit payments and fees..................................           (937,328)         (9,405,547)
   Other transactions........................................................                128              (2,135)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (116)             (1,429)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (562,145)         (6,174,915)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (623,995)         (7,517,379)

NET ASSETS:
   Beginning of year.........................................................          4,576,638          47,863,870
                                                                               ------------------  ------------------
   End of year...............................................................  $       3,952,643   $      40,346,491
                                                                               ==================  ==================

                                                                                                     AMERICAN FUNDS
                                                                                AMERICAN FUNDS       THE INVESTMENT
                                                                                THE INCOME FUND          COMPANY
                                                                                 OF AMERICA(R)        OF AMERICA(R)
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         241,171   $          63,248
   Net realized gain (loss) on security transactions.........................            389,195             245,034
   Net realized gain on distributions........................................            457,142             765,364
   Net unrealized appreciation (depreciation) of investments during the year.         (1,837,178)         (1,756,222)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (749,670)           (682,576)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,155,526             930,219
   Net transfers.............................................................           (533,953)           (142,923)
   Surrenders for benefit payments and fees..................................         (3,153,262)         (1,610,167)
   Other transactions........................................................                 --                 (80)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (314)               (171)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (2,532,003)           (823,122)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (3,281,673)         (1,505,698)

NET ASSETS:
   Beginning of year.........................................................         13,760,699          10,209,753
                                                                               ------------------  ------------------
   End of year...............................................................  $      10,479,026   $       8,704,055
                                                                               ==================  ==================

                                                                                                     AMERICAN FUNDS
                                                                                AMERICAN FUNDS         WASHINGTON
                                                                                    THE NEW              MUTUAL
                                                                                ECONOMY FUND(R)    INVESTORS FUND(SM)
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         (15,581)   $          34,527
   Net realized gain (loss) on security transactions.........................            134,867              157,105
   Net realized gain on distributions........................................            227,718              265,207
   Net unrealized appreciation (depreciation) of investments during the year.           (473,175)            (649,969)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (126,171)            (193,130)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            285,468              437,418
   Net transfers.............................................................             (1,026)            (102,764)
   Surrenders for benefit payments and fees..................................           (436,185)            (620,487)
   Other transactions........................................................                (16)                   2
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (80)                (126)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (151,839)            (285,957)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (278,010)            (479,087)

NET ASSETS:
   Beginning of year.........................................................          2,910,088            5,016,096
                                                                               ------------------  -------------------
   End of year...............................................................  $       2,632,078    $       4,537,009
                                                                               ==================  ===================

                                                                                                     AMERICAN FUNDS
                                                                                 AMERICAN FUNDS       CAPITAL WORLD
                                                                                    AMERICAN           GROWTH AND
                                                                                 MUTUAL FUND(R)      INCOME FUND(R)
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          37,090   $         314,997
   Net realized gain (loss) on security transactions.........................            157,692             750,071
   Net realized gain on distributions........................................            144,273           1,050,268
   Net unrealized appreciation (depreciation) of investments during the year.           (448,470)         (4,892,374)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (109,415)         (2,777,038)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            394,460           1,879,338
   Net transfers.............................................................            (68,106)           (445,952)
   Surrenders for benefit payments and fees..................................           (564,732)         (3,716,383)
   Other transactions........................................................               (477)                293
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (65)               (503)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (238,920)         (2,283,207)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (348,335)         (5,060,245)

NET ASSETS:
   Beginning of year.........................................................          3,800,522          26,990,765
                                                                               ------------------  ------------------
   End of year...............................................................  $       3,452,187   $      21,930,520
                                                                               ==================  ==================

                                                                                AMERICAN FUNDS
                                                                                   SMALLCAP
                                                                                 WORLD FUND(R)       NEW WORLD FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (7,473)   $            709
   Net realized gain (loss) on security transactions.........................             63,546                 130
   Net realized gain on distributions........................................             50,675               3,612
   Net unrealized appreciation (depreciation) of investments during the year.           (191,048)            (49,859)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (84,300)            (45,408)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             82,891              37,307
   Net transfers.............................................................            (17,654)             85,679
   Surrenders for benefit payments and fees..................................           (284,765)             (7,182)
   Other transactions........................................................                  2                   2
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (7)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (219,533)            115,806
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (303,833)             70,398

NET ASSETS:
   Beginning of year.........................................................          1,042,221             222,629
                                                                               ------------------  ------------------
   End of year...............................................................  $         738,388    $        293,027
                                                                               ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-290

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-291

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                      ARIEL
                                                                                APPRECIATION FUND       ARIEL FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $             453   $             714
   Net realized gain (loss) on security transactions.........................                (291)              1,008
   Net realized gain on distributions........................................               8,980              22,379
   Net unrealized appreciation (depreciation) of investments during the year.             (35,405)            (68,047)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (26,263)            (43,946)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              12,514              17,052
   Net transfers.............................................................              (7,641)             (6,061)
   Surrenders for benefit payments and fees..................................              (6,374)               (899)
   Other transactions........................................................                   2                   3
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              (1,499)             10,095
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (27,762)            (33,851)

NET ASSETS:
   Beginning of year.........................................................             181,326             298,898
                                                                               -------------------  ------------------
   End of year...............................................................   $         153,564   $         265,047
                                                                               ===================  ==================

                                                                                     ARTISAN           AVE MARIA
                                                                                     MID CAP            RISING
                                                                                   VALUE FUND        DIVIDEND FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $           4,694   $           9,581
   Net realized gain (loss) on security transactions.........................             26,347              56,038
   Net realized gain on distributions........................................            526,877             111,141
   Net unrealized appreciation (depreciation) of investments during the year.         (1,109,632)           (259,876)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (551,714)            (83,116)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             23,509             224,763
   Net transfers.............................................................            (64,717)           (377,748)
   Surrenders for benefit payments and fees..................................           (645,245)           (197,410)
   Other transactions........................................................                 28                  (6)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (7)                (44)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (686,432)           (350,445)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (1,238,146)           (433,561)

NET ASSETS:
   Beginning of year.........................................................          4,784,173           1,747,751
                                                                               ------------------  ------------------
   End of year...............................................................  $       3,546,027   $       1,314,190
                                                                               ==================  ==================

                                                                                    AVE MARIA           AVE MARIA
                                                                                   VALUE FUND          GROWTH FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $           (153)  $            (619)
   Net realized gain (loss) on security transactions.........................                 11                 423
   Net realized gain on distributions........................................              1,313               4,535
   Net unrealized appreciation (depreciation) of investments during the year.             (2,688)             (6,777)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (1,517)             (2,438)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              2,906              12,030
   Net transfers.............................................................                 --                 154
   Surrenders for benefit payments and fees..................................                (12)             (2,191)
   Other transactions........................................................                  2                   2
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (10)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              2,896               9,985
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              1,379               7,547

NET ASSETS:
   Beginning of year.........................................................             12,124              61,764
                                                                               ------------------  ------------------
   End of year...............................................................   $         13,503   $          69,311
                                                                               ==================  ==================

                                                                                    BLACKROCK            BLACKROCK
                                                                               LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                                                                    2020 FUND            2030 FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................   $         387,570    $         429,257
   Net realized gain (loss) on security transactions.........................              19,597             (214,212)
   Net realized gain on distributions........................................           1,249,788            2,521,309
   Net unrealized appreciation (depreciation) of investments during the year.          (2,461,481)          (4,340,091)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (804,526)          (1,603,737)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           1,290,287            2,414,697
   Net transfers.............................................................             (67,768)            (163,194)
   Surrenders for benefit payments and fees..................................          (3,285,297)          (3,034,649)
   Other transactions........................................................                (590)                   6
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................              (1,672)              (2,375)
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....          (2,065,040)            (785,515)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................          (2,869,566)          (2,389,252)

NET ASSETS:
   Beginning of year.........................................................          20,534,467           27,146,541
                                                                               -------------------  -------------------
   End of year...............................................................   $      17,664,901    $      24,757,289
                                                                               ===================  ===================

                                                                                    BLACKROCK            BLACKROCK
                                                                               LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                                                                    2040 FUND         RETIREMENT FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         340,500    $          64,140
   Net realized gain (loss) on security transactions.........................            (93,141)             (29,512)
   Net realized gain on distributions........................................          2,714,642              186,194
   Net unrealized appreciation (depreciation) of investments during the year.         (5,001,933)            (345,813)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........         (2,039,932)            (124,991)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          2,672,388              172,896
   Net transfers.............................................................              4,767               (5,287)
   Surrenders for benefit payments and fees..................................         (3,096,577)            (509,948)
   Other transactions........................................................               (454)                   2
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................             (1,985)                (133)
   Net annuity transactions..................................................                 --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (421,861)            (342,470)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................         (2,461,793)            (467,461)

NET ASSETS:
   Beginning of year.........................................................         25,682,408            3,240,657
                                                                               -------------------  -------------------
   End of year...............................................................  $      23,220,615    $       2,773,196
                                                                               ===================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-292

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-293

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                    BLACKROCK            BLACKROCK
                                                                               LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                                                                    2050 FUND            2025 FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          67,410     $           4,236
   Net realized gain (loss) on security transactions.........................             42,866                   430
   Net realized gain on distributions........................................            560,969                21,557
   Net unrealized appreciation (depreciation) of investments during the year.         (1,141,212)              (46,192)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (469,967)              (19,969)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            988,007                66,258
   Net transfers.............................................................            (49,740)                  (36)
   Surrenders for benefit payments and fees..................................           (519,361)              (37,445)
   Other transactions........................................................                 (8)                    2
   Death benefits............................................................                 --                    --
   Net loan activity.........................................................               (565)                   --
   Net annuity transactions..................................................                 --                    --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            418,333                28,779
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................            (51,634)                8,810

NET ASSETS:
   Beginning of year.........................................................          4,780,546               313,725
                                                                               -------------------  -------------------
   End of year...............................................................  $       4,728,912     $         322,535
                                                                               ===================  ===================

                                                                                    BLACKROCK            BLACKROCK
                                                                               LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                                                                    2035 FUND            2045 FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................   $           3,155   $           1,496
   Net realized gain (loss) on security transactions.........................                 236                 (97)
   Net realized gain on distributions........................................              33,306              17,450
   Net unrealized appreciation (depreciation) of investments during the year.             (75,004)            (42,262)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             (38,307)            (23,413)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              91,696             108,909
   Net transfers.............................................................             134,322                 199
   Surrenders for benefit payments and fees..................................             (10,368)            (16,253)
   Other transactions........................................................                   3                   2
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                 (90)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             215,653              92,767
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................             177,346              69,354

NET ASSETS:
   Beginning of year.........................................................             238,440             151,664
                                                                               -------------------  -------------------
   End of year...............................................................   $         415,786   $         221,018
                                                                               ===================  ===================

                                                                                    BLACKROCK
                                                                               LIFEPATH(R) DYNAMIC         BARON
                                                                                    2055 FUND         SMALL CAP FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................   $           1,788    $            (934)
   Net realized gain (loss) on security transactions.........................               1,310               58,261
   Net realized gain on distributions........................................              18,417              220,714
   Net unrealized appreciation (depreciation) of investments during the year.             (46,419)            (413,021)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             (24,904)            (134,980)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             110,841               15,036
   Net transfers.............................................................              (2,097)             (76,552)
   Surrenders for benefit payments and fees..................................             (23,953)            (489,945)
   Other transactions........................................................                   4                  468
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                  --                  (24)
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              84,795             (551,017)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................              59,891             (685,997)

NET ASSETS:
   Beginning of year.........................................................             194,555            2,865,499
                                                                               -------------------  -------------------
   End of year...............................................................   $         254,446    $       2,179,502
                                                                               ===================  ===================

                                                                                    BLACKROCK          BLACKROCK
                                                                                 U.S. GOVERNMENT        EQUITY
                                                                                 BOND PORTFOLIO      DIVIDEND FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $           2,179   $          23,469
   Net realized gain (loss) on security transactions.........................               (219)             61,430
   Net realized gain on distributions........................................                186             246,035
   Net unrealized appreciation (depreciation) of investments during the year.             (2,695)           (545,893)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               (549)           (214,959)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             15,092             327,881
   Net transfers.............................................................                 --              41,182
   Surrenders for benefit payments and fees..................................             (3,178)           (711,389)
   Other transactions........................................................                  6                  (2)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                (103)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             11,920            (342,431)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             11,371            (557,390)

NET ASSETS:
   Beginning of year.........................................................            151,447           2,917,513
                                                                               ------------------  ------------------
   End of year...............................................................  $         162,818   $       2,360,123
                                                                               ==================  ==================

                                                                                                        BLACKROCK
                                                                                   BLACKROCK            ADVANTAGE
                                                                                    CAPITAL             LARGE CAP
                                                                               APPRECIATION FUND       GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (3,389)  $            (505)
   Net realized gain (loss) on security transactions.........................             20,655               2,574
   Net realized gain on distributions........................................             41,734               5,558
   Net unrealized appreciation (depreciation) of investments during the year.            (49,520)            (10,353)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              9,480              (2,726)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             57,014              14,499
   Net transfers.............................................................              1,076               4,051
   Surrenders for benefit payments and fees..................................            (98,318)            (13,032)
   Other transactions........................................................                 (3)                 --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (12)                (27)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (40,243)              5,491
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (30,763)              2,765

NET ASSETS:
   Beginning of year.........................................................            362,533              70,248
                                                                               ------------------  ------------------
   End of year...............................................................  $         331,770   $          73,013
                                                                               ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-294

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-295

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                  CALVERT VP
                                                                                 SRI BALANCED        CALVERT EQUITY
                                                                                   PORTFOLIO              FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $           3,817    $         (35,142)
   Net realized gain (loss) on security transactions.........................                296               94,709
   Net realized gain on distributions........................................             32,513              472,200
   Net unrealized appreciation (depreciation) of investments during the year.            (48,328)            (251,882)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (11,702)             279,885
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              4,160              523,116
   Net transfers.............................................................                 --               43,746
   Surrenders for benefit payments and fees..................................               (238)            (995,811)
   Other transactions........................................................                 --                   52
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                  (96)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              3,922             (428,993)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             (7,780)            (149,108)

NET ASSETS:
   Beginning of year.........................................................            343,995            6,002,221
                                                                               ------------------  -------------------
   End of year...............................................................  $         336,215    $       5,853,113
                                                                               ==================  ===================

                                                                                  CALVERT BOND          CALVERT
                                                                                      FUND            INCOME FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          38,403   $          12,358
   Net realized gain (loss) on security transactions.........................             (4,018)                253
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year.            (48,736)            (34,900)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (14,351)            (22,289)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            266,680              75,000
   Net transfers.............................................................             64,363             (71,817)
   Surrenders for benefit payments and fees..................................           (201,069)            (78,225)
   Other transactions........................................................                 (1)                 --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (42)                (22)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            129,931             (75,064)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            115,580             (97,353)

NET ASSETS:
   Beginning of year.........................................................          1,982,296             560,785
                                                                               ------------------  ------------------
   End of year...............................................................  $       2,097,876   $         463,432
                                                                               ==================  ==================

                                                                                    COLUMBIA             COLUMBIA
                                                                                   CONTRARIAN            SMALL CAP
                                                                                    CORE FUND          VALUE I FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          (1,500)   $            (559)
   Net realized gain (loss) on security transactions.........................              29,425                  115
   Net realized gain on distributions........................................              48,993                5,325
   Net unrealized appreciation (depreciation) of investments during the year.            (139,052)             (19,429)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             (62,134)             (14,548)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              98,621                3,893
   Net transfers.............................................................             (47,879)                   6
   Surrenders for benefit payments and fees..................................            (219,033)              (4,487)
   Other transactions........................................................                   6                    5
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                 (25)                  --
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (168,310)                (583)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................            (230,444)             (15,131)

NET ASSETS:
   Beginning of year.........................................................             759,164               76,066
                                                                               -------------------  -------------------
   End of year...............................................................   $         528,720    $          60,935
                                                                               ===================  ===================

                                                                                    COLUMBIA
                                                                                 SELECT MID CAP        COLUMBIA
                                                                                   VALUE FUND         ACORN FUND
                                                                                 SUB-ACCOUNT (2)      SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (3,767)  $         (10,459)
   Net realized gain (loss) on security transactions.........................            (23,513)           (121,045)
   Net realized gain on distributions........................................            211,847             134,354
   Net unrealized appreciation (depreciation) of investments during the year.           (310,959)            (64,146)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (126,392)            (61,296)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             96,609             100,351
   Net transfers.............................................................             10,977              35,916
   Surrenders for benefit payments and fees..................................           (102,793)           (245,039)
   Other transactions........................................................                  4                 (20)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (14)                (43)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              4,783            (108,835)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (121,609)           (170,131)

NET ASSETS:
   Beginning of year.........................................................            890,431           1,095,978
                                                                               ------------------  ------------------
   End of year...............................................................  $         768,822   $         925,847
                                                                               ==================  ==================

                                                                                                        COLUMBIA
                                                                                  CRM MID CAP          DISCIPLINED
                                                                                  VALUE FUND         SMALL CORE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $            (591)   $          (1,709)
   Net realized gain (loss) on security transactions.........................               (801)            (146,419)
   Net realized gain on distributions........................................             34,735               46,124
   Net unrealized appreciation (depreciation) of investments during the year.            (62,754)              64,685
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (29,411)             (37,319)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             25,751               29,183
   Net transfers.............................................................             11,233              (26,463)
   Surrenders for benefit payments and fees..................................            (22,541)            (134,594)
   Other transactions........................................................                  2                    3
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                  (11)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             14,445             (131,882)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            (14,966)            (169,201)

NET ASSETS:
   Beginning of year.........................................................            390,236              205,043
                                                                               ------------------  -------------------
   End of year...............................................................  $         375,270    $          35,842
                                                                               ==================  ===================

(2)   Formerly Columbia Mid Cap Value Fund. Change effective July 1, 2018

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-296

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-297

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                     CALAMOS
                                                                                  INTERNATIONAL          DAVIS
                                                                                   GROWTH FUND      FINANCIAL FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $             (57)  $             351
   Net realized gain (loss) on security transactions.........................              2,732               6,085
   Net realized gain on distributions........................................                123              13,270
   Net unrealized appreciation (depreciation) of investments during the year.             (2,746)            (45,893)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 52             (26,187)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                955              22,061
   Net transfers.............................................................                 --              (6,082)
   Surrenders for benefit payments and fees..................................            (16,589)            (20,276)
   Other transactions........................................................                 --                   3
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (15,634)             (4,294)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (15,582)            (30,481)

NET ASSETS:
   Beginning of year.........................................................             16,601             217,918
                                                                               ------------------  ------------------
   End of year...............................................................  $           1,019   $         187,437
                                                                               ==================  ==================

                                                                                     DAVIS
                                                                                   NEW YORK               DAVIS
                                                                                 VENTURE FUND       OPPORTUNITY FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (9,438)   $          (1,355)
   Net realized gain (loss) on security transactions.........................            (31,334)               9,329
   Net realized gain on distributions........................................          1,040,175               17,633
   Net unrealized appreciation (depreciation) of investments during the year.         (1,746,133)             (51,962)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (746,730)             (26,355)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            421,385               11,160
   Net transfers.............................................................             48,710               52,918
   Surrenders for benefit payments and fees..................................         (1,134,777)             (55,405)
   Other transactions........................................................                (38)                   3
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (64)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (664,784)               8,676
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................         (1,411,514)             (17,679)

NET ASSETS:
   Beginning of year.........................................................          6,230,416              154,506
                                                                               ------------------  -------------------
   End of year...............................................................  $       4,818,902    $         136,827
                                                                               ==================  ===================

                                                                                    DELAWARE             DELAWARE
                                                                                   DIVERSIFIED       EXTENDED DURATION
                                                                                   INCOME FUND           BOND FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $           10,895   $             703
   Net realized gain (loss) on security transactions.........................              (9,600)               (192)
   Net realized gain on distributions........................................                  --                  --
   Net unrealized appreciation (depreciation) of investments during the year.             (11,622)             (3,023)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (10,327)             (2,512)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              63,768               1,915
   Net transfers.............................................................             (18,707)             (1,562)
   Surrenders for benefit payments and fees..................................            (137,378)             (3,460)
   Other transactions........................................................                 (25)                 (4)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (20)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (92,362)             (3,111)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (102,689)             (5,623)

NET ASSETS:
   Beginning of year.........................................................             346,628              29,255
                                                                               -------------------  ------------------
   End of year...............................................................  $          243,939   $          23,632
                                                                               ===================  ==================

                                                                                     DREYFUS            DREYFUS
                                                                                   BOND MARKET     VIF APPRECIATION
                                                                                   INDEX FUND          PORTFOLIO
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         293,615   $             131
   Net realized gain (loss) on security transactions.........................           (142,082)               (340)
   Net realized gain on distributions........................................              4,087               2,952
   Net unrealized appreciation (depreciation) of investments during the year.           (234,245)             (5,167)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (78,625)             (2,424)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,782,182               1,763
   Net transfers.............................................................           (361,902)              2,152
   Surrenders for benefit payments and fees..................................         (2,272,416)                 --
   Other transactions........................................................                366                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (315)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (852,085)              3,915
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (930,710)              1,491

NET ASSETS:
   Beginning of year.........................................................         13,447,953              23,315
                                                                               ------------------  ------------------
   End of year...............................................................  $      12,517,243   $          24,806
                                                                               ==================  ==================

                                                                                    DREYFUS              DREYFUS
                                                                                 INTERNATIONAL           MIDCAP
                                                                               STOCK INDEX FUND        INDEX FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          10,064    $         175,708
   Net realized gain (loss) on security transactions.........................              6,114              179,082
   Net realized gain on distributions........................................                 --            1,774,276
   Net unrealized appreciation (depreciation) of investments during the year.            (80,971)          (4,198,793)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (64,793)          (2,069,727)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 34            3,063,724
   Net transfers.............................................................              1,305             (117,324)
   Surrenders for benefit payments and fees..................................            (62,252)          (2,839,608)
   Other transactions........................................................                 --                 (301)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                 (290)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (60,913)             106,201
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (125,706)          (1,963,526)

NET ASSETS:
   Beginning of year.........................................................            513,677           17,974,522
                                                                               ------------------  -------------------
   End of year...............................................................  $         387,971    $      16,010,996
                                                                               ==================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-298

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-299

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                      DREYFUS              DREYFUS
                                                                                     SMALLCAP          VIF GROWTH AND
                                                                                 STOCK INDEX FUND     INCOME PORTFOLIO
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $           88,613   $               12
   Net realized gain (loss) on security transactions..........................             228,559                1,567
   Net realized gain on distributions.........................................           1,219,227                2,123
   Net unrealized appreciation (depreciation) of investments during the year..          (2,747,082)              (4,184)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............          (1,210,683)                (482)
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................           2,348,425                   --
   Net transfers..............................................................             452,928               (4,904)
   Surrenders for benefit payments and fees...................................          (1,931,414)              (4,832)
   Other transactions.........................................................                (296)                  --
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (88)                  --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             869,555               (9,736)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................            (341,128)             (10,218)

NET ASSETS:
   Beginning of year..........................................................          11,862,227               24,430
                                                                                -------------------  -------------------
   End of year................................................................  $       11,521,099   $           14,212
                                                                                ===================  ===================

                                                                                                         THE DREYFUS
                                                                                      DREYFUS            SUSTAINABLE
                                                                                 VIF QUALITY BOND        U.S. EQUITY
                                                                                  PORTFOLIO FUND       PORTFOLIO, INC.
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $           1,313    $              46
   Net realized gain (loss) on security transactions..........................                (157)                  (1)
   Net realized gain on distributions.........................................                  --                  814
   Net unrealized appreciation (depreciation) of investments during the year..              (3,265)              (1,079)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              (2,109)                (220)
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               4,987                   --
   Net transfers..............................................................              (3,659)                  --
   Surrenders for benefit payments and fees...................................                (639)                  --
   Other transactions.........................................................                  --                   --
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....                 689                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              (1,420)                (220)

NET ASSETS:
   Beginning of year..........................................................              64,944                4,345
                                                                                -------------------  -------------------
   End of year................................................................   $          63,524    $           4,125
                                                                                ===================  ===================

                                                                                      DREYFUS             DREYFUS
                                                                                      S&P 500          INTERMEDIATE
                                                                                    INDEX FUND       TERM INCOME FUND
                                                                                    SUB-ACCOUNT       SUB-ACCOUNT (3)
                                                                                -------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................   $         298,874   $          13,776
   Net realized gain (loss) on security transactions..........................             745,629             (67,964)
   Net realized gain on distributions.........................................           3,002,684                  --
   Net unrealized appreciation (depreciation) of investments during the year..          (5,258,526)             23,320
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............          (1,211,339)            (30,868)
                                                                                -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................           4,906,791              10,707
   Net transfers..............................................................             245,709            (676,211)
   Surrenders for benefit payments and fees...................................          (5,545,252)           (138,801)
   Other transactions.........................................................                (411)                 (2)
   Death benefits.............................................................                  --                  --
   Net loan activity..........................................................                (359)                 --
   Net annuity transactions...................................................                  --                  --
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (393,522)           (804,307)
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets......................................          (1,604,861)           (835,175)

NET ASSETS:
   Beginning of year..........................................................          25,518,768             835,175
                                                                                -------------------  ------------------
   End of year................................................................   $      23,913,907   $              --
                                                                                ===================  ==================

                                                                                   EATON VANCE          EATON VANCE
                                                                                    LARGE-CAP            DIVIDEND
                                                                                   VALUE FUND          BUILDER FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          74,952   $          18,086
   Net realized gain (loss) on security transactions..........................             88,124              20,915
   Net realized gain on distributions.........................................            565,721             104,944
   Net unrealized appreciation (depreciation) of investments during the year..         (1,189,412)           (223,662)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............           (460,615)            (79,717)
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            156,849              53,769
   Net transfers..............................................................            (99,205)             (1,981)
   Surrenders for benefit payments and fees...................................           (953,618)           (206,565)
   Other transactions.........................................................                  3                   3
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................               (183)                (28)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (896,154)           (154,802)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................         (1,356,769)           (234,519)

NET ASSETS:
   Beginning of year..........................................................          7,782,999           1,532,454
                                                                                ------------------  ------------------
   End of year................................................................  $       6,426,230   $       1,297,935
                                                                                ==================  ==================

                                                                                    EATON VANCE          EATON VANCE
                                                                                 WORLDWIDE HEALTH        INCOME FUND
                                                                                   SCIENCES FUND          OF BOSTON
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $           (3,664)  $          133,233
   Net realized gain (loss) on security transactions..........................             (10,088)             (43,616)
   Net realized gain on distributions.........................................              32,186                   --
   Net unrealized appreciation (depreciation) of investments during the year..              31,490             (185,537)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              49,924              (95,920)
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             199,401              366,206
   Net transfers..............................................................               5,627              (77,331)
   Surrenders for benefit payments and fees...................................            (373,445)            (765,710)
   Other transactions.........................................................                  (1)                (217)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (33)                (140)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (168,451)            (477,192)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................            (118,527)            (573,112)

NET ASSETS:
   Beginning of year..........................................................             774,782            2,900,627
                                                                                -------------------  -------------------
   End of year................................................................  $          656,255   $        2,327,515
                                                                                ===================  ===================

(3)   Effective October 19, 2018 Dreyfus Intermediate Term Income Fund merged with BNY Mellon Insight Core Plus Fund

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-300

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-301

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                                          EATON VANCE
                                                                                     EATON VANCE        ATLANTA CAPITAL
                                                                                    BALANCED FUND        SMID-CAP FUND
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  ------------------

OPERATIONS:
   Net investment income (loss)................................................   $             659   $          (4,981)
   Net realized gain (loss) on security transactions...........................                 921              26,103
   Net realized gain on distributions..........................................               5,661              72,796
   Net unrealized appreciation (depreciation) of investments during the year...             (13,531)           (160,172)
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.............              (6,290)            (66,254)
                                                                                 -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...................................................................              45,305             121,593
   Net transfers...............................................................                (436)             91,365
   Surrenders for benefit payments and fees....................................             (18,197)           (120,234)
   Other transactions..........................................................                   1                  16
   Death benefits..............................................................                  --                  --
   Net loan activity...........................................................                  --                 (21)
   Net annuity transactions....................................................                  --                  --
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions......              26,673              92,719
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets.......................................              20,383              26,465

NET ASSETS:
   Beginning of year...........................................................             109,336             965,743
                                                                                 -------------------  ------------------
   End of year.................................................................   $         129,719   $         992,208
                                                                                 ===================  ==================

                                                                                     WELLS FARGO          WELLS FARGO
                                                                                        ASSET          EMERGING MARKETS
                                                                                   ALLOCATION FUND        EQUITY FUND
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  -------------------

OPERATIONS:
   Net investment income (loss)................................................  $           (1,197)  $          (17,883)
   Net realized gain (loss) on security transactions...........................               4,598              121,114
   Net realized gain on distributions..........................................              11,768                   --
   Net unrealized appreciation (depreciation) of investments during the year...             (33,940)            (547,991)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............             (18,771)            (444,760)
                                                                                 -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................              12,823              330,290
   Net transfers...............................................................              (1,657)              27,825
   Surrenders for benefit payments and fees....................................             (53,448)            (712,430)
   Other transactions..........................................................                   4                 (431)
   Death benefits..............................................................                  --                   --
   Net loan activity...........................................................                 (25)                (145)
   Net annuity transactions....................................................                  --                   --
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......             (42,303)            (354,891)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets.......................................             (61,074)            (799,651)

NET ASSETS:
   Beginning of year...........................................................             220,921            2,684,537
                                                                                 -------------------  -------------------
   End of year.................................................................  $          159,847   $        1,884,886
                                                                                 ===================  ===================

                                                                                     WELLS FARGO        ALGER CAPITAL
                                                                                      UTILITY &         APPRECIATION
                                                                                 TELECOMMUNICATIONS     INSTITUTIONAL
                                                                                        FUND              PORTFOLIO
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 -------------------  ------------------

OPERATIONS:
   Net investment income (loss)................................................   $              75   $         (35,126)
   Net realized gain (loss) on security transactions...........................                 776             144,422
   Net realized gain on distributions..........................................                  33             443,157
   Net unrealized appreciation (depreciation) of investments during the year...                (369)           (633,442)
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.............                 515             (80,989)
                                                                                 -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...................................................................               2,814             424,793
   Net transfers...............................................................               2,000              95,428
   Surrenders for benefit payments and fees....................................              (4,069)           (456,090)
   Other transactions..........................................................                  (1)                 10
   Death benefits..............................................................                  --                  --
   Net loan activity...........................................................                  --                (103)
   Net annuity transactions....................................................                  --                  --
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions......                 744              64,038
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets.......................................               1,259             (16,951)

NET ASSETS:
   Beginning of year...........................................................              10,782           4,016,844
                                                                                 -------------------  ------------------
   End of year.................................................................   $          12,041   $       3,999,893
                                                                                 ===================  ==================

                                                                                    ALGER MID CAP       ALGER SMALL CAP
                                                                                       GROWTH               GROWTH
                                                                                 INSTITUTIONAL FUND   INSTITUTIONAL FUND
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  -------------------

OPERATIONS:
   Net investment income (loss)................................................  $           (9,447)  $           (2,030)
   Net realized gain (loss) on security transactions...........................              92,556                7,074
   Net realized gain on distributions..........................................              86,800               39,898
   Net unrealized appreciation (depreciation) of investments during the year...            (277,199)             (48,910)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............            (107,290)              (3,968)
                                                                                 -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................             106,862               47,766
   Net transfers...............................................................                (599)              21,446
   Surrenders for benefit payments and fees....................................            (245,752)             (47,704)
   Other transactions..........................................................                   1                    2
   Death benefits..............................................................                  --                   --
   Net loan activity...........................................................                 (90)                 (20)
   Net annuity transactions....................................................                  --                   --
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......            (139,578)              21,490
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets.......................................            (246,868)              17,522

NET ASSETS:
   Beginning of year...........................................................           1,430,934              277,152
                                                                                 -------------------  -------------------
   End of year.................................................................  $        1,184,066   $          294,674
                                                                                 ===================  ===================

                                                                                   NUVEEN MID CAP
                                                                                       GROWTH         NUVEEN SMALL CAP
                                                                                 OPPORTUNITIES FUND      SELECT FUND
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 -------------------  ------------------

OPERATIONS:
   Net investment income (loss)................................................   $            (961)  $             (68)
   Net realized gain (loss) on security transactions...........................              (1,436)                 (6)
   Net realized gain on distributions..........................................              71,875               7,979
   Net unrealized appreciation (depreciation) of investments during the year...            (105,426)            (13,467)
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.............             (35,948)             (5,562)
                                                                                 -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...................................................................              28,792                 739
   Net transfers...............................................................               7,694              39,124
   Surrenders for benefit payments and fees....................................             (24,618)                (11)
   Other transactions..........................................................                  --                  --
   Death benefits..............................................................                  --                  --
   Net loan activity...........................................................                  (2)                 --
   Net annuity transactions....................................................                  --                  --
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions......              11,866              39,852
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets.......................................             (24,082)             34,290

NET ASSETS:
   Beginning of year...........................................................             424,681               3,230
                                                                                 -------------------  ------------------
   End of year.................................................................   $         400,599   $          37,520
                                                                                 ===================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-302

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-303

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                 NUVEEN SANTA
                                                                                    BARBARA             FIDELITY
                                                                                   DIVIDEND          ADVISOR EQUITY
                                                                                  GROWTH FUND          GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $              84    $          (1,824)
   Net realized gain (loss) on security transactions.........................              4,880                5,263
   Net realized gain on distributions........................................                 --               22,118
   Net unrealized appreciation (depreciation) of investments during the year.             (4,069)             (33,393)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                895               (7,836)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              3,228               62,103
   Net transfers.............................................................                 --                9,581
   Surrenders for benefit payments and fees..................................            (33,628)             (11,564)
   Other transactions........................................................                 --                   (2)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (30,400)              60,118
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            (29,505)              52,282

NET ASSETS:
   Beginning of year.........................................................             29,505              275,456
                                                                               ------------------  -------------------
   End of year...............................................................  $              --    $         327,738
                                                                               ==================  ===================

                                                                                                     FIDELITY ADVISOR
                                                                                    FIDELITY             LEVERAGED
                                                                                  ADVISOR VALUE           COMPANY
                                                                                 STRATEGIES FUND        STOCK FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $              329   $         (12,800)
   Net realized gain (loss) on security transactions.........................               6,848             (42,225)
   Net realized gain on distributions........................................              22,787             213,842
   Net unrealized appreciation (depreciation) of investments during the year.             (68,122)           (447,607)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (38,158)           (288,790)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                  --             163,137
   Net transfers.............................................................             (32,650)           (106,953)
   Surrenders for benefit payments and fees..................................              (8,262)           (187,759)
   Other transactions........................................................                   1                   4
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                 (14)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (40,911)           (131,585)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (79,069)           (420,375)

NET ASSETS:
   Beginning of year.........................................................             255,511           1,826,257
                                                                               -------------------  ------------------
   End of year...............................................................  $          176,442   $       1,405,882
                                                                               ===================  ==================

                                                                                                        FEDERATED
                                                                                   FEDERATED          FUND FOR U.S.
                                                                                    EQUITY             GOVERNMENT
                                                                               INCOME FUND, INC.     SECURITIES FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $             478    $           2,858
   Net realized gain (loss) on security transactions.........................                204                 (803)
   Net realized gain on distributions........................................             10,959                   --
   Net unrealized appreciation (depreciation) of investments during the year.            (22,666)              (3,427)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (11,025)              (1,372)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             10,252               20,176
   Net transfers.............................................................                 --                 (288)
   Surrenders for benefit payments and fees..................................             (1,226)             (14,338)
   Other transactions........................................................                  4                   --
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              9,030                5,550
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             (1,995)               4,178

NET ASSETS:
   Beginning of year.........................................................             78,284              175,378
                                                                               ------------------  -------------------
   End of year...............................................................  $          76,289    $         179,556
                                                                               ==================  ===================

                                                                                    FEDERATED            FEDERATED
                                                                                   MDT MID CAP          HIGH INCOME
                                                                                   GROWTH FUND           BOND FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $            (977)  $             288
   Net realized gain (loss) on security transactions.........................                 971                   1
   Net realized gain on distributions........................................              16,702                  --
   Net unrealized appreciation (depreciation) of investments during the year.             (22,190)               (585)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (5,494)               (296)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              14,167                 294
   Net transfers.............................................................               5,333                  --
   Surrenders for benefit payments and fees..................................              (9,879)                 (9)
   Other transactions........................................................                   3                  --
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  (6)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               9,618                 285
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................               4,124                 (11)

NET ASSETS:
   Beginning of year.........................................................             128,149               6,756
                                                                               -------------------  ------------------
   End of year...............................................................   $         132,273   $           6,745
                                                                               ===================  ==================

                                                                                                       FEDERATED
                                                                                   FEDERATED          SHORT-TERM
                                                                                 KAUFMANN FUND        INCOME FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         (39,358)  $           1,613
   Net realized gain (loss) on security transactions.........................            138,772                (387)
   Net realized gain on distributions........................................            603,128                  --
   Net unrealized appreciation (depreciation) of investments during the year.           (508,418)               (513)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            194,124                 713
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            341,569                  --
   Net transfers.............................................................            (62,568)                 --
   Surrenders for benefit payments and fees..................................           (802,324)             (2,784)
   Other transactions........................................................                 (2)                  1
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (22)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (523,347)             (2,783)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (329,223)             (2,070)

NET ASSETS:
   Beginning of year.........................................................          4,713,261              94,263
                                                                               ------------------  ------------------
   End of year...............................................................  $       4,384,038   $          92,193
                                                                               ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-304

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-305

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                       FEDERATED            FEDERATED
                                                                                     TOTAL RETURN         CLOVER SMALL
                                                                                       BOND FUND           VALUE FUND
                                                                                      SUB-ACCOUNT          SUB-ACCOUNT
                                                                                  -------------------  -------------------

OPERATIONS:
   Net investment income (loss).................................................  $            3,022    $            (262)
   Net realized gain (loss) on security transactions............................              (2,455)                 102
   Net realized gain on distributions...........................................                  --               10,460
   Net unrealized appreciation (depreciation) of investments during the year....              (4,618)             (22,356)
                                                                                  -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..............              (4,051)             (12,056)
                                                                                  -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases....................................................................              14,076                1,234
   Net transfers................................................................                 (37)              (8,329)
   Surrenders for benefit payments and fees.....................................             (54,605)             (13,341)
   Other transactions...........................................................                   2                    4
   Death benefits...............................................................                  --                   --
   Net loan activity............................................................                  --                   --
   Net annuity transactions.....................................................                  --                   --
                                                                                  -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.......             (40,564)             (20,432)
                                                                                  -------------------  -------------------
   Net increase (decrease) in net assets........................................             (44,615)             (32,488)

NET ASSETS:
   Beginning of year............................................................             176,329               85,477
                                                                                  -------------------  -------------------
   End of year..................................................................  $          131,714    $          52,989
                                                                                  ===================  ===================

                                                                                                         FIDELITY(R) VIP
                                                                                       FEDERATED             GROWTH
                                                                                     INTERNATIONAL        OPPORTUNITIES
                                                                                     LEADERS FUND           PORTFOLIO
                                                                                      SUB-ACCOUNT          SUB-ACCOUNT
                                                                                  -------------------  -------------------

OPERATIONS:
   Net investment income (loss).................................................  $               28   $           (4,660)
   Net realized gain (loss) on security transactions............................                   4               93,956
   Net realized gain on distributions...........................................                  --               43,756
   Net unrealized appreciation (depreciation) of investments during the year....                (475)             (66,434)
                                                                                  -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..............                (443)              66,618
                                                                                  -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases....................................................................                 225               21,408
   Net transfers................................................................                  --               24,710
   Surrenders for benefit payments and fees.....................................                 (10)             (35,942)
   Other transactions...........................................................                   3                   (1)
   Death benefits...............................................................                  --                   --
   Net loan activity............................................................                  --                   --
   Net annuity transactions.....................................................                  --                   --
                                                                                  -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.......                 218               10,175
                                                                                  -------------------  -------------------
   Net increase (decrease) in net assets........................................                (225)              76,793

NET ASSETS:
   Beginning of year............................................................               1,876              619,288
                                                                                  -------------------  -------------------
   End of year..................................................................  $            1,651   $          696,081
                                                                                  ===================  ===================

                                                                                    FIDELITY(R) VIP      FIDELITY(R) VIP
                                                                                       OVERSEAS         VALUE STRATEGIES
                                                                                       PORTFOLIO            PORTFOLIO
                                                                                      SUB-ACCOUNT          SUB-ACCOUNT
                                                                                  -------------------  -------------------

OPERATIONS:
   Net investment income (loss).................................................  $              990   $              198
   Net realized gain (loss) on security transactions............................                  74                  963
   Net realized gain on distributions...........................................                  --                3,348
   Net unrealized appreciation (depreciation) of investments during the year....             (18,497)             (17,381)
                                                                                  -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..............             (17,433)             (12,872)
                                                                                  -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases....................................................................               6,535                5,176
   Net transfers................................................................                  --              (11,913)
   Surrenders for benefit payments and fees.....................................                  --                 (909)
   Other transactions...........................................................                   1                   --
   Death benefits...............................................................                  --                   --
   Net loan activity............................................................                  --                   --
   Net annuity transactions.....................................................                  --                   --
                                                                                  -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.......               6,536               (7,646)
                                                                                  -------------------  -------------------
   Net increase (decrease) in net assets........................................             (10,897)             (20,518)

NET ASSETS:
   Beginning of year............................................................             107,696               79,073
                                                                                  -------------------  -------------------
   End of year..................................................................  $           96,799   $           58,555
                                                                                  ===================  ===================

                                                                                    FIDELITY(R) VIP      FIDELITY(R) VIP
                                                                                       BALANCED             GROWTH &
                                                                                       PORTFOLIO        INCOME PORTFOLIO
                                                                                      SUB-ACCOUNT          SUB-ACCOUNT
                                                                                  -------------------  -------------------

OPERATIONS:
   Net investment income (loss).................................................   $          10,856   $           (1,507)
   Net realized gain (loss) on security transactions............................              27,252                7,362
   Net realized gain on distributions...........................................              79,393               23,470
   Net unrealized appreciation (depreciation) of investments during the year....            (185,071)             (66,849)
                                                                                  -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..............             (67,570)             (37,524)
                                                                                  -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases....................................................................              17,787               20,512
   Net transfers................................................................              (2,449)               1,190
   Surrenders for benefit payments and fees.....................................            (156,660)             (10,643)
   Other transactions...........................................................                  --                   --
   Death benefits...............................................................                  --                   --
   Net loan activity............................................................                  --                   --
   Net annuity transactions.....................................................             (10,005)                  --
                                                                                  -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.......            (151,327)              11,059
                                                                                  -------------------  -------------------
   Net increase (decrease) in net assets........................................            (218,897)             (26,465)

NET ASSETS:
   Beginning of year............................................................           1,560,776              358,652
                                                                                  -------------------  -------------------
   End of year..................................................................   $       1,341,879   $          332,187
                                                                                  ===================  ===================

                                                                                    FIDELITY(R) VIP      FIDELITY(R) VIP
                                                                                     FREEDOM 2020         FREEDOM 2030
                                                                                       PORTFOLIO            PORTFOLIO
                                                                                      SUB-ACCOUNT          SUB-ACCOUNT
                                                                                  -------------------  -------------------

OPERATIONS:
   Net investment income (loss).................................................  $              373   $            4,632
   Net realized gain (loss) on security transactions............................                   6               20,154
   Net realized gain on distributions...........................................               1,233               14,790
   Net unrealized appreciation (depreciation) of investments during the year....              (4,122)             (85,617)
                                                                                  -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..............              (2,510)             (46,041)
                                                                                  -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases....................................................................                  --                3,663
   Net transfers................................................................                  --                7,139
   Surrenders for benefit payments and fees.....................................                  --             (150,467)
   Other transactions...........................................................                   1                   --
   Death benefits...............................................................                  --                   --
   Net loan activity............................................................                  --                  (16)
   Net annuity transactions.....................................................                  --                   --
                                                                                  -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.......                   1             (139,681)
                                                                                  -------------------  -------------------
   Net increase (decrease) in net assets........................................              (2,509)            (185,722)

NET ASSETS:
   Beginning of year............................................................              39,163              717,575
                                                                                  -------------------  -------------------
   End of year..................................................................  $           36,654   $          531,853
                                                                                  ===================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-306

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-307

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                   FIDELITY(R) VIP     FIDELITY(R) VIP
                                                                                    FREEDOM 2015        FREEDOM 2025
                                                                                      PORTFOLIO           PORTFOLIO
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 ------------------  -------------------

OPERATIONS:
   Net investment income (loss)................................................  $             756   $            3,474
   Net realized gain (loss) on security transactions...........................              1,086                  300
   Net realized gain on distributions..........................................              4,374                7,901
   Net unrealized appreciation (depreciation) of investments during the year...            (10,796)             (40,386)
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............             (4,580)             (28,711)
                                                                                 ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................                 --                  978
   Net transfers...............................................................                 --                  611
   Surrenders for benefit payments and fees....................................            (38,523)              (5,366)
   Other transactions..........................................................                 --                   --
   Death benefits..............................................................                 --                   --
   Net loan activity...........................................................                 --                   --
   Net annuity transactions....................................................                 --                   --
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......            (38,523)              (3,777)
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets.......................................            (43,103)             (32,488)

NET ASSETS:
   Beginning of year...........................................................            114,696              404,822
                                                                                 ------------------  -------------------
   End of year.................................................................  $          71,593   $          372,334
                                                                                 ==================  ===================

                                                                                 FIDELITY ADVISOR(R)       TEMPLETON
                                                                                   STOCK SELECTOR           GLOBAL
                                                                                    ALL CAP FUND      OPPORTUNITIES TRUST
                                                                                     SUB-ACCOUNT        SUB-ACCOUNT (4)
                                                                                 -------------------  -------------------

OPERATIONS:
   Net investment income (loss)................................................   $             (77)   $              54
   Net realized gain (loss) on security transactions...........................                  18                 (862)
   Net realized gain on distributions..........................................                 245                7,781
   Net unrealized appreciation (depreciation) of investments during the year...              (1,074)              (9,053)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............                (888)              (2,080)
                                                                                 -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................               2,700               16,380
   Net transfers...............................................................                  --              (63,199)
   Surrenders for benefit payments and fees....................................                 (27)             (24,999)
   Other transactions..........................................................                   1                 (444)
   Death benefits..............................................................                  --                   --
   Net loan activity...........................................................                  --                  (13)
   Net annuity transactions....................................................                  --                   --
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......               2,674              (72,275)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets.......................................               1,786              (74,355)

NET ASSETS:
   Beginning of year...........................................................               5,230               74,355
                                                                                 -------------------  -------------------
   End of year.................................................................   $           7,016    $              --
                                                                                 ===================  ===================

                                                                                      TEMPLETON           FRANKLIN
                                                                                     DEVELOPING             HIGH
                                                                                    MARKETS TRUST        INCOME FUND
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 ------------------  -------------------

OPERATIONS:
   Net investment income (loss)................................................  $           3,719   $           46,983
   Net realized gain (loss) on security transactions...........................             15,115              (31,702)
   Net realized gain on distributions..........................................                 --                   --
   Net unrealized appreciation (depreciation) of investments during the year...           (195,593)             (46,146)
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............           (176,759)             (30,865)
                                                                                 ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................            117,798              119,909
   Net transfers...............................................................            (60,264)             (58,008)
   Surrenders for benefit payments and fees....................................            (83,443)            (356,529)
   Other transactions..........................................................                  4                    1
   Death benefits..............................................................                 --                   --
   Net loan activity...........................................................                (62)                 (28)
   Net annuity transactions....................................................                 --                   --
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......            (25,967)            (294,655)
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets.......................................           (202,726)            (325,520)

NET ASSETS:
   Beginning of year...........................................................          1,072,618            1,063,028
                                                                                 ------------------  -------------------
   End of year.................................................................  $         869,892   $          737,508
                                                                                 ==================  ===================

                                                                                      FRANKLIN            TEMPLETON
                                                                                      STRATEGIC            GLOBAL
                                                                                     INCOME FUND          BOND FUND
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 -------------------  ------------------

OPERATIONS:
   Net investment income (loss)................................................   $          95,324   $         343,971
   Net realized gain (loss) on security transactions...........................             (34,652)            (67,952)
   Net realized gain on distributions..........................................                  --                  --
   Net unrealized appreciation (depreciation) of investments during the year...            (132,188)           (226,471)
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.............             (71,516)             49,548
                                                                                 -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...................................................................             312,708             756,534
   Net transfers...............................................................            (134,494)           (177,867)
   Surrenders for benefit payments and fees....................................            (568,856)         (1,356,160)
   Other transactions..........................................................                   1                  26
   Death benefits..............................................................                  --                  --
   Net loan activity...........................................................                 (62)                (53)
   Net annuity transactions....................................................                  --                  --
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions......            (390,703)           (777,520)
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets.......................................            (462,219)           (727,972)

NET ASSETS:
   Beginning of year...........................................................           3,030,841           6,280,831
                                                                                 -------------------  ------------------
   End of year.................................................................   $       2,568,622   $       5,552,859
                                                                                 ===================  ==================

                                                                                      FRANKLIN             FRANKLIN
                                                                                   U.S. GOVERNMENT         SMALL CAP
                                                                                   SECURITIES FUND        VALUE FUND
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  -------------------

OPERATIONS:
   Net investment income (loss)................................................  $           11,000   $            1,439
   Net realized gain (loss) on security transactions...........................              (8,942)              53,445
   Net realized gain on distributions..........................................                  --              369,719
   Net unrealized appreciation (depreciation) of investments during the year...              (6,763)            (801,625)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............              (4,705)            (377,022)
                                                                                 -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................              45,202              265,259
   Net transfers...............................................................             (19,723)              72,800
   Surrenders for benefit payments and fees....................................             (72,905)            (524,727)
   Other transactions..........................................................                  --                    3
   Death benefits..............................................................                  --                   --
   Net loan activity...........................................................                  (4)                (157)
   Net annuity transactions....................................................                  --                   --
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......             (47,430)            (186,822)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets.......................................             (52,135)            (563,844)

NET ASSETS:
   Beginning of year...........................................................             564,008            3,073,501
                                                                                 -------------------  -------------------
   End of year.................................................................  $          511,873   $        2,509,657
                                                                                 ===================  ===================

(4)   Effective August 24, 2018 Templeton Global Opportunities Trust Fund
      merged with Templeton Growth Fund, Inc.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-308

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-309

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                      FRANKLIN
                                                                                    MUTUAL GLOBAL          TEMPLETON
                                                                                   DISCOVERY FUND         GROWTH FUND
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  -------------------

OPERATIONS:
   Net investment income (loss)................................................  $          123,965    $          16,109
   Net realized gain (loss) on security transactions...........................              96,284               36,878
   Net realized gain on distributions..........................................             479,915              135,995
   Net unrealized appreciation (depreciation) of investments during the year...          (1,981,328)            (447,128)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............          (1,281,164)            (258,146)
                                                                                 -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................           1,335,542              133,604
   Net transfers...............................................................             (91,985)              (4,408)
   Surrenders for benefit payments and fees....................................          (2,002,500)            (186,972)
   Other transactions..........................................................                (133)                   3
   Death benefits..............................................................                  --                   --
   Net loan activity...........................................................                (264)                 (19)
   Net annuity transactions....................................................                  --                   --
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......            (759,340)             (57,792)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets.......................................          (2,040,504)            (315,938)

NET ASSETS:
   Beginning of year...........................................................          11,964,540            1,750,344
                                                                                 -------------------  -------------------
   End of year.................................................................  $        9,924,036    $       1,434,406
                                                                                 ===================  ===================

                                                                                      FRANKLIN            FRANKLIN
                                                                                     INCOME FUND         GROWTH FUND
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 -------------------  ------------------

OPERATIONS:
   Net investment income (loss)................................................   $         351,852   $          37,073
   Net realized gain (loss) on security transactions...........................              17,490             628,303
   Net realized gain on distributions..........................................                  --             164,013
   Net unrealized appreciation (depreciation) of investments during the year...            (797,757)         (1,351,379)
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.............            (428,415)           (521,990)
                                                                                 -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...................................................................             737,218           1,932,509
   Net transfers...............................................................          (1,188,108)           (184,557)
   Surrenders for benefit payments and fees....................................          (1,444,186)         (1,855,701)
   Other transactions..........................................................                   1                 (42)
   Death benefits..............................................................                  --                  --
   Net loan activity...........................................................                 (52)               (203)
   Net annuity transactions....................................................                  --                  --
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions......          (1,895,127)           (107,994)
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets.......................................          (2,323,542)           (629,984)

NET ASSETS:
   Beginning of year...........................................................           8,624,130          14,934,291
                                                                                 -------------------  ------------------
   End of year.................................................................   $       6,300,588   $      14,304,307
                                                                                 ===================  ==================

                                                                                      FRANKLIN            FRANKLIN
                                                                                        TOTAL           BALANCE SHEET
                                                                                     RETURN FUND       INVESTMENT FUND
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 ------------------  ------------------

OPERATIONS:
   Net investment income (loss)................................................  $           6,703   $          16,448
   Net realized gain (loss) on security transactions...........................             (5,469)            (32,475)
   Net realized gain on distributions..........................................                 --             239,247
   Net unrealized appreciation (depreciation) of investments during the year...            (12,826)           (484,691)
                                                                                 ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.............            (11,592)           (261,471)
                                                                                 ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...................................................................             55,749               8,894
   Net transfers...............................................................              1,520             (92,038)
   Surrenders for benefit payments and fees....................................           (123,426)           (222,017)
   Other transactions..........................................................                 12                   1
   Death benefits..............................................................                 --                  --
   Net loan activity...........................................................                (10)                (16)
   Net annuity transactions....................................................                 --                  --
                                                                                 ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions......            (66,155)           (305,176)
                                                                                 ------------------  ------------------
   Net increase (decrease) in net assets.......................................            (77,747)           (566,647)

NET ASSETS:
   Beginning of year...........................................................            424,849           2,387,317
                                                                                 ------------------  ------------------
   End of year.................................................................  $         347,102   $       1,820,670
                                                                                 ==================  ==================

                                                                                      FRANKLIN             FRANKLIN
                                                                                       MUTUAL               MUTUAL
                                                                                     BEACON FUND          SHARES FUND
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  -------------------

OPERATIONS:
   Net investment income (loss)................................................  $           10,004   $           37,452
   Net realized gain (loss) on security transactions...........................               9,023               78,718
   Net realized gain on distributions..........................................              62,550              186,743
   Net unrealized appreciation (depreciation) of investments during the year...            (161,485)            (717,789)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............             (79,908)            (414,876)
                                                                                 -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................              45,505              318,513
   Net transfers...............................................................               1,800             (106,028)
   Surrenders for benefit payments and fees....................................             (80,228)            (685,291)
   Other transactions..........................................................                   3                   45
   Death benefits..............................................................                  --                   --
   Net loan activity...........................................................                 (19)                 (77)
   Net annuity transactions....................................................                  --                   --
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......             (32,939)            (472,838)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets.......................................            (112,847)            (887,714)

NET ASSETS:
   Beginning of year...........................................................             929,584            4,745,186
                                                                                 -------------------  -------------------
   End of year.................................................................  $          816,737   $        3,857,472
                                                                                 ===================  ===================

                                                                                      FRANKLIN            FRANKLIN
                                                                                    SMALL-MID CAP       CONSERVATIVE
                                                                                     GROWTH FUND       ALLOCATION FUND
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 -------------------  ------------------

OPERATIONS:
   Net investment income (loss)................................................   $          (7,769)  $          49,054
   Net realized gain (loss) on security transactions...........................              38,695              27,076
   Net realized gain on distributions..........................................             502,842             120,324
   Net unrealized appreciation (depreciation) of investments during the year...            (714,471)           (311,366)
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.............            (180,703)           (114,912)
                                                                                 -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...................................................................              86,965             393,547
   Net transfers...............................................................             171,998            (107,410)
   Surrenders for benefit payments and fees....................................            (430,386)           (308,770)
   Other transactions..........................................................                 208                (114)
   Death benefits..............................................................                  --                  --
   Net loan activity...........................................................                 (15)                (98)
   Net annuity transactions....................................................                  --                  --
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions......            (171,230)            (22,845)
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets.......................................            (351,933)           (137,757)

NET ASSETS:
   Beginning of year...........................................................           4,441,423           2,759,830
                                                                                 -------------------  ------------------
   End of year.................................................................   $       4,089,490   $       2,622,073
                                                                                 ===================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-310

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-311

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                    FRANKLIN           FRANKLIN
                                                                                     GROWTH            MODERATE
                                                                                 ALLOCATION FUND    ALLOCATION FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          46,888   $          76,878
   Net realized gain (loss) on security transactions.........................            109,116              64,099
   Net realized gain on distributions........................................            402,980             371,681
   Net unrealized appreciation (depreciation) of investments during the year.           (986,884)           (855,813)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (427,900)           (343,155)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            658,425             645,681
   Net transfers.............................................................            (31,820)           (171,023)
   Surrenders for benefit payments and fees..................................         (1,005,575)           (725,878)
   Other transactions........................................................               (332)                (33)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (152)                (50)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (379,454)           (251,303)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (807,354)           (594,458)

NET ASSETS:
   Beginning of year.........................................................          6,475,089           6,482,840
                                                                               ------------------  ------------------
   End of year...............................................................  $       5,667,735   $       5,888,382
                                                                               ==================  ==================

                                                                                                        FRANKLIN
                                                                                   TEMPLETON          SMALL-MID CAP
                                                                                 FOREIGN FUND          GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         164,688    $            (695)
   Net realized gain (loss) on security transactions.........................            184,016                 (272)
   Net realized gain on distributions........................................                 --                8,951
   Net unrealized appreciation (depreciation) of investments during the year.         (1,682,342)             (11,382)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........         (1,333,638)              (3,398)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            372,793                1,965
   Net transfers.............................................................           (609,014)             (14,088)
   Surrenders for benefit payments and fees..................................         (1,215,879)              (5,793)
   Other transactions........................................................                (24)                   1
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (95)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (1,452,219)             (17,915)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................         (2,785,857)             (21,313)

NET ASSETS:
   Beginning of year.........................................................          9,988,522              101,227
                                                                               ------------------  -------------------
   End of year...............................................................  $       7,202,665    $          79,914
                                                                               ==================  ===================

                                                                                                      GOLDMAN SACHS
                                                                                HIGHLAND PREMIER         INCOME
                                                                                  GROWTH EQUITY       BUILDER FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (1,242)  $           1,844
   Net realized gain (loss) on security transactions.........................             (4,649)                885
   Net realized gain on distributions........................................             34,839                  --
   Net unrealized appreciation (depreciation) of investments during the year.            (43,804)             (6,377)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (14,856)             (3,648)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             16,924               6,247
   Net transfers.............................................................                 --             (22,161)
   Surrenders for benefit payments and fees..................................            (24,904)               (586)
   Other transactions........................................................                  1                   1
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (50)                 (3)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (8,029)            (16,502)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (22,885)            (20,150)

NET ASSETS:
   Beginning of year.........................................................            110,889              75,959
                                                                               ------------------  ------------------
   End of year...............................................................  $          88,004   $          55,809
                                                                               ==================  ==================

                                                                                 GOLDMAN SACHS       GOLDMAN SACHS
                                                                                    CAPITAL           CORE FIXED
                                                                                  GROWTH FUND         INCOME FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $             (29)  $           1,294
   Net realized gain (loss) on security transactions.........................                  8                (121)
   Net realized gain on distributions........................................                820                  --
   Net unrealized appreciation (depreciation) of investments during the year.               (928)             (3,055)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               (129)             (1,882)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                415              13,642
   Net transfers.............................................................                 --                  --
   Surrenders for benefit payments and fees..................................                 (9)             (9,426)
   Other transactions........................................................                 (1)                  2
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                405               4,218
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................                276               2,336

NET ASSETS:
   Beginning of year.........................................................              2,275              96,830
                                                                               ------------------  ------------------
   End of year...............................................................  $           2,551   $          99,166
                                                                               ==================  ==================

                                                                                  GOLDMAN SACHS        GOLDMAN SACHS
                                                                                   U.S. EQUITY          GOVERNMENT
                                                                                  INSIGHTS FUND         INCOME FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................   $              --    $          34,061
   Net realized gain (loss) on security transactions.........................                   2              (21,813)
   Net realized gain on distributions........................................                   1                   --
   Net unrealized appreciation (depreciation) of investments during the year.                  (4)             (11,134)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                  (1)               1,114
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                  --              103,485
   Net transfers.............................................................                  --              238,660
   Surrenders for benefit payments and fees..................................                  (1)            (303,935)
   Other transactions........................................................                  --                   72
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                  --                  (40)
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....                  (1)              38,242
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................                  (2)              39,356

NET ASSETS:
   Beginning of year.........................................................                  14            1,952,352
                                                                               -------------------  -------------------
   End of year...............................................................   $              12    $       1,991,708
                                                                               ===================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-312

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-313

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                  GOLDMAN SACHS        GOLDMAN SACHS
                                                                                     EQUITY               GROWTH
                                                                                   INCOME FUND      OPPORTUNITIES FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $             686   $          (5,726)
   Net realized gain (loss) on security transactions.........................               7,350              (7,497)
   Net realized gain on distributions........................................                 806             191,424
   Net unrealized appreciation (depreciation) of investments during the year.             (16,159)           (223,251)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (7,317)            (45,050)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               6,217              73,195
   Net transfers.............................................................             (17,577)             41,034
   Surrenders for benefit payments and fees..................................              (9,462)           (119,369)
   Other transactions........................................................                   2                   1
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  (3)                (40)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (20,823)             (5,179)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (28,140)            (50,229)

NET ASSETS:
   Beginning of year.........................................................             121,364             710,183
                                                                               -------------------  ------------------
   End of year...............................................................   $          93,224   $         659,954
                                                                               ===================  ==================

                                                                                 GOLDMAN SACHS
                                                                                    FOCUSED           GOLDMAN SACHS
                                                                                 INTERNATIONAL           MID CAP
                                                                                  EQUITY FUND          VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $              15    $           2,440
   Net realized gain (loss) on security transactions.........................              1,585              (41,555)
   Net realized gain on distributions........................................                 --              530,504
   Net unrealized appreciation (depreciation) of investments during the year.             (4,827)            (936,537)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             (3,227)            (445,148)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              4,791              219,353
   Net transfers.............................................................              1,087              (25,913)
   Surrenders for benefit payments and fees..................................            (15,988)            (575,685)
   Other transactions........................................................                  2                 (666)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                 (243)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (10,108)            (383,154)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            (13,335)            (828,302)

NET ASSETS:
   Beginning of year.........................................................             29,818            4,364,390
                                                                               ------------------  -------------------
   End of year...............................................................  $          16,483    $       3,536,088
                                                                               ==================  ===================

                                                                                  GOLDMAN SACHS      GOLDMAN SACHS
                                                                                    SMALL CAP          STRATEGIC
                                                                                   VALUE FUND         GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         (24,708)  $            (216)
   Net realized gain (loss) on security transactions.........................            134,466                (181)
   Net realized gain on distributions........................................            647,531               7,075
   Net unrealized appreciation (depreciation) of investments during the year.         (1,686,014)             (5,390)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (928,725)              1,288
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            655,769               6,973
   Net transfers.............................................................           (179,198)            (19,472)
   Surrenders for benefit payments and fees..................................           (812,585)                (18)
   Other transactions........................................................                  6                  (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (51)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (336,059)            (12,518)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (1,264,784)            (11,230)

NET ASSETS:
   Beginning of year.........................................................          6,674,565              30,802
                                                                               ------------------  ------------------
   End of year...............................................................  $       5,409,781   $          19,572
                                                                               ==================  ==================

                                                                                 GOLDMAN SACHS        GOLDMAN SACHS
                                                                                     HIGH               LARGE CAP
                                                                                  YIELD FUND           VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         163,145    $            865
   Net realized gain (loss) on security transactions.........................            (47,169)                450
   Net realized gain on distributions........................................                 --              37,475
   Net unrealized appreciation (depreciation) of investments during the year.           (243,763)            (75,703)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (127,787)            (36,913)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            146,301              39,850
   Net transfers.............................................................            (55,613)              3,632
   Surrenders for benefit payments and fees..................................           (555,948)            (17,814)
   Other transactions........................................................               (379)                 --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (22)                (21)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (465,661)             25,647
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (593,448)            (11,266)

NET ASSETS:
   Beginning of year.........................................................          3,564,644             369,141
                                                                               ------------------  ------------------
   End of year...............................................................  $       2,971,196    $        357,875
                                                                               ==================  ==================

                                                                                  GOLDMAN SACHS        GOLDMAN SACHS
                                                                                  SMALL/MID CAP          SATELLITE
                                                                                   GROWTH FUND     STRATEGIES PORTFOLIO
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  --------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (2,046)    $              22
   Net realized gain (loss) on security transactions.........................              5,743                    --
   Net realized gain on distributions........................................             84,951                    --
   Net unrealized appreciation (depreciation) of investments during the year.           (118,630)                 (175)
                                                                               ------------------  --------------------
   Net increase (decrease) in net assets resulting from operations...........            (29,982)                 (153)
                                                                               ------------------  --------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             31,064                   180
   Net transfers.............................................................              7,984                    --
   Surrenders for benefit payments and fees..................................            (23,148)                   (2)
   Other transactions........................................................                  2                     1
   Death benefits............................................................                 --                    --
   Net loan activity.........................................................                (24)                   --
   Net annuity transactions..................................................                 --                    --
                                                                               ------------------  --------------------
   Net increase (decrease) in net assets resulting from unit transactions....             15,878                   179
                                                                               ------------------  --------------------
   Net increase (decrease) in net assets.....................................            (14,104)                   26

NET ASSETS:
   Beginning of year.........................................................            476,287                 1,254
                                                                               ------------------  --------------------
   End of year...............................................................  $         462,183     $           1,280
                                                                               ==================  ====================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-314

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-315

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                                       HARTFORD
                                                                                  FROST VALUE          BALANCED
                                                                                  EQUITY FUND          HLS FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $              --   $          98,605
   Net realized gain (loss) on security transactions.........................                 (6)            215,193
   Net realized gain on distributions........................................                  1             333,233
   Net unrealized appreciation (depreciation) of investments during the year.                  1          (1,047,281)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 (4)           (400,250)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 61             148,987
   Net transfers.............................................................                 --              24,151
   Surrenders for benefit payments and fees..................................               (151)         (1,149,910)
   Other transactions........................................................                  1                 (13)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (33)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                (89)           (976,818)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................                (93)         (1,377,068)

NET ASSETS:
   Beginning of year.........................................................                 93           7,937,800
                                                                               ------------------  ------------------
   End of year...............................................................  $              --   $       6,560,732
                                                                               ==================  ==================

                                                                                                         HARTFORD
                                                                                    HARTFORD              CAPITAL
                                                                                  TOTAL RETURN         APPRECIATION
                                                                                  BOND HLS FUND          HLS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $         486,888   $         108,536
   Net realized gain (loss) on security transactions.........................             (63,889)           (201,278)
   Net realized gain on distributions........................................              49,213           2,444,905
   Net unrealized appreciation (depreciation) of investments during the year.            (658,375)         (3,892,991)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (186,163)         (1,540,828)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             450,124             261,245
   Net transfers.............................................................            (154,796)           (457,095)
   Surrenders for benefit payments and fees..................................          (1,345,816)         (2,913,333)
   Other transactions........................................................                  (6)                127
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (174)               (169)
   Net annuity transactions..................................................             (18,421)             (3,054)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          (1,069,089)         (3,112,279)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................          (1,255,252)         (4,653,107)

NET ASSETS:
   Beginning of year.........................................................          14,758,087          25,412,885
                                                                               -------------------  ------------------
   End of year...............................................................   $      13,502,835   $      20,759,778
                                                                               ===================  ==================

                                                                                    HARTFORD
                                                                                    DIVIDEND         THE HARTFORD
                                                                                   AND GROWTH         HEALTHCARE
                                                                                    HLS FUND           HLS FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         429,633   $         (21,395)
   Net realized gain (loss) on security transactions.........................            271,453             (28,872)
   Net realized gain on distributions........................................          2,836,136             234,782
   Net unrealized appreciation (depreciation) of investments during the year.         (4,887,065)           (295,292)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........         (1,349,843)           (110,777)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            737,495             238,001
   Net transfers.............................................................         (1,028,729)            296,386
   Surrenders for benefit payments and fees..................................         (4,119,506)           (574,876)
   Other transactions........................................................                 21                  (4)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (108)                (81)
   Net annuity transactions..................................................             (5,914)                 --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (4,416,741)            (40,574)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (5,766,584)           (151,351)

NET ASSETS:
   Beginning of year.........................................................         29,626,150           3,564,700
                                                                               ------------------  ------------------
   End of year...............................................................  $      23,859,566   $       3,413,349
                                                                               ==================  ==================

                                                                                                        HARTFORD
                                                                                   HARTFORD            DISCIPLINED
                                                                                 GLOBAL GROWTH           EQUITY
                                                                                   HLS FUND             HLS FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (2,321)   $              --
   Net realized gain (loss) on security transactions.........................             27,369                   --
   Net realized gain on distributions........................................            102,653                    5
   Net unrealized appreciation (depreciation) of investments during the year.           (176,289)                 (12)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (48,588)                  (7)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             46,169                  103
   Net transfers.............................................................            (26,590)                  --
   Surrenders for benefit payments and fees..................................           (174,659)                  (3)
   Other transactions........................................................                (41)                  --
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (155,121)                 100
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (203,709)                  93

NET ASSETS:
   Beginning of year.........................................................          1,282,662                   --
                                                                               ------------------  -------------------
   End of year...............................................................  $       1,078,953    $              93
                                                                               ==================  ===================

                                                                                    HARTFORD            HARTFORD
                                                                                     GROWTH           INTERNATIONAL
                                                                                  OPPORTUNITIES       OPPORTUNITIES
                                                                                    HLS FUND            HLS FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         (55,931)  $          10,890
   Net realized gain (loss) on security transactions.........................            149,804              15,823
   Net realized gain on distributions........................................          1,080,547                  --
   Net unrealized appreciation (depreciation) of investments during the year.         (1,163,946)           (223,308)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             10,474            (196,595)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            623,847              89,380
   Net transfers.............................................................             48,478              10,310
   Surrenders for benefit payments and fees..................................           (918,316)            (54,677)
   Other transactions........................................................                (33)                 13
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (132)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (246,156)             45,026
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (235,682)           (151,569)

NET ASSETS:
   Beginning of year.........................................................          7,003,093             976,497
                                                                               ------------------  ------------------
   End of year...............................................................  $       6,767,411   $         824,928
                                                                               ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-316

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-317

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                   HARTFORD            HARTFORD
                                                                                    MIDCAP            ULTRASHORT
                                                                                   HLS FUND          BOND HLS FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         (28,789)  $          10,611
   Net realized gain (loss) on security transactions.........................            611,381               5,415
   Net realized gain on distributions........................................          1,684,175                  --
   Net unrealized appreciation (depreciation) of investments during the year.         (3,348,679)             10,157
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........         (1,081,912)             26,183
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            157,873             263,942
   Net transfers.............................................................           (237,594)           (288,523)
   Surrenders for benefit payments and fees..................................         (2,230,581)           (530,039)
   Other transactions........................................................                622                   3
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                  1                (134)
   Net annuity transactions..................................................                 --              (7,497)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (2,309,679)           (562,248)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (3,391,591)           (536,065)

NET ASSETS:
   Beginning of year.........................................................         18,370,335           4,133,877
                                                                               ------------------  ------------------
   End of year...............................................................  $      14,978,744   $       3,597,812
                                                                               ==================  ==================

                                                                                    HARTFORD             HARTFORD
                                                                                  SMALL COMPANY      SMALL CAP GROWTH
                                                                                    HLS FUND             HLS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $         (16,651)  $          (4,963)
   Net realized gain (loss) on security transactions.........................             236,340              36,884
   Net realized gain on distributions........................................             345,914              40,408
   Net unrealized appreciation (depreciation) of investments during the year.            (679,419)           (135,143)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (113,816)            (62,814)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             155,698              76,040
   Net transfers.............................................................            (450,452)              7,328
   Surrenders for benefit payments and fees..................................            (800,627)           (162,348)
   Other transactions........................................................                (129)                  1
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (18)                 (7)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          (1,095,528)            (78,986)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................          (1,209,344)           (141,800)

NET ASSETS:
   Beginning of year.........................................................           5,675,296             651,761
                                                                               -------------------  ------------------
   End of year...............................................................   $       4,465,952   $         509,961
                                                                               ===================  ==================

                                                                                                       HARTFORD
                                                                                                    U.S. GOVERNMENT
                                                                                    HARTFORD          SECURITIES
                                                                                 STOCK HLS FUND        HLS FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          41,705   $          11,636
   Net realized gain (loss) on security transactions.........................            213,775              (6,888)
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year.           (273,057)             (4,898)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (17,577)               (150)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             50,322              28,887
   Net transfers.............................................................            (49,686)            (40,375)
   Surrenders for benefit payments and fees..................................           (528,091)           (116,190)
   Other transactions........................................................                  1                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (26)                 (7)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (527,480)           (127,685)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (545,057)           (127,835)

NET ASSETS:
   Beginning of year.........................................................          4,707,709             781,853
                                                                               ------------------  ------------------
   End of year...............................................................  $       4,162,652   $         654,018
                                                                               ==================  ==================

                                                                                                      THE HARTFORD
                                                                                   HARTFORD            CHECKS AND
                                                                                VALUE HLS FUND        BALANCES FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          15,265    $           7,336
   Net realized gain (loss) on security transactions.........................             14,024               (9,356)
   Net realized gain on distributions........................................            153,255               17,436
   Net unrealized appreciation (depreciation) of investments during the year.           (354,732)             (27,598)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (172,188)             (12,182)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             85,458               34,615
   Net transfers.............................................................            (32,498)                (603)
   Surrenders for benefit payments and fees..................................           (130,450)            (117,577)
   Other transactions........................................................                  5                    1
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (17)                 (13)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (77,502)             (83,577)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (249,690)             (95,759)

NET ASSETS:
   Beginning of year.........................................................          1,685,989              376,310
                                                                               ------------------  -------------------
   End of year...............................................................  $       1,436,299    $         280,551
                                                                               ==================  ===================

                                                                                                       THE HARTFORD
                                                                                  THE HARTFORD         DIVIDEND AND
                                                                                   HIGH YIELD           GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $           2,374   $          10,188
   Net realized gain (loss) on security transactions.........................                 404              51,569
   Net realized gain on distributions........................................                  --             150,881
   Net unrealized appreciation (depreciation) of investments during the year.              (5,141)           (315,527)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (2,363)           (102,889)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              20,815             137,192
   Net transfers.............................................................                (571)             18,431
   Surrenders for benefit payments and fees..................................             (14,632)         (1,472,031)
   Other transactions........................................................                  (3)                 (2)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (12)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               5,597          (1,316,410)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................               3,234          (1,419,299)

NET ASSETS:
   Beginning of year.........................................................              51,270           2,129,884
                                                                               -------------------  ------------------
   End of year...............................................................   $          54,504   $         710,585
                                                                               ===================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-318

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-319

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                   THE HARTFORD
                                                                                   INTERNATIONAL        THE HARTFORD
                                                                                OPPORTUNITIES FUND       MIDCAP FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $             329    $         (11,065)
   Net realized gain (loss) on security transactions..........................               7,303               25,482
   Net realized gain on distributions.........................................              10,019              103,575
   Net unrealized appreciation (depreciation) of investments during the year..            (125,206)            (207,400)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............            (107,555)             (89,408)
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              98,335              126,510
   Net transfers..............................................................              10,560                2,425
   Surrenders for benefit payments and fees...................................            (155,778)            (376,875)
   Other transactions.........................................................                   6                   --
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (35)                 (30)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (46,912)            (247,970)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................            (154,467)            (337,378)

NET ASSETS:
   Beginning of year..........................................................             576,866            1,054,714
                                                                                -------------------  -------------------
   End of year................................................................   $         422,399    $         717,336
                                                                                ===================  ===================

                                                                                   THE HARTFORD         THE HARTFORD
                                                                                       SMALL            TOTAL RETURN
                                                                                   COMPANY FUND           BOND FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $           (3,005)  $          15,996
   Net realized gain (loss) on security transactions..........................              92,218              (2,920)
   Net realized gain on distributions.........................................              68,915                  --
   Net unrealized appreciation (depreciation) of investments during the year..            (141,828)            (19,439)
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............              16,300              (6,363)
                                                                                -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              82,553              69,511
   Net transfers..............................................................            (455,127)            (11,976)
   Surrenders for benefit payments and fees...................................            (201,877)            (38,730)
   Other transactions.........................................................                (121)             (2,138)
   Death benefits.............................................................                  --                  --
   Net loan activity..........................................................                  (6)                 (5)
   Net annuity transactions...................................................                  --                  --
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (574,578)             16,662
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets......................................            (558,278)             10,299

NET ASSETS:
   Beginning of year..........................................................             902,624             488,300
                                                                                -------------------  ------------------
   End of year................................................................  $          344,346   $         498,599
                                                                                ===================  ==================

                                                                                                       THE HARTFORD
                                                                                   THE HARTFORD           GROWTH
                                                                                  HEALTHCARE FUND   OPPORTUNITIES FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          (3,085)  $          (2,896)
   Net realized gain (loss) on security transactions..........................              7,330               1,416
   Net realized gain on distributions.........................................             18,424              56,913
   Net unrealized appreciation (depreciation) of investments during the year..            (33,628)            (63,345)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            (10,959)             (7,912)
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             27,956              32,691
   Net transfers..............................................................             39,353              12,921
   Surrenders for benefit payments and fees...................................            (47,782)             (4,190)
   Other transactions.........................................................                  8                (104)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                  --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             19,535              41,318
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................              8,576              33,406

NET ASSETS:
   Beginning of year..........................................................            252,870             211,170
                                                                                ------------------  ------------------
   End of year................................................................  $         261,446   $         244,576
                                                                                ==================  ==================

                                                                                   THE HARTFORD          HARTFORD
                                                                                       VALUE             MODERATE
                                                                                OPPORTUNITIES FUND    ALLOCATION FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $             (30)  $          40,063
   Net realized gain (loss) on security transactions..........................                688              44,755
   Net realized gain on distributions.........................................                111             105,766
   Net unrealized appreciation (depreciation) of investments during the year..             (1,039)           (321,054)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............               (270)           (130,470)
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                573             318,592
   Net transfers..............................................................                 --             (17,573)
   Surrenders for benefit payments and fees...................................            (10,992)         (1,022,206)
   Other transactions.........................................................                  2                   3
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                (138)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (10,417)           (721,322)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            (10,687)           (851,792)

NET ASSETS:
   Beginning of year..........................................................             12,819           2,836,347
                                                                                ------------------  ------------------
   End of year................................................................  $           2,132   $       1,984,555
                                                                                ==================  ==================

                                                                                  THE HARTFORD        THE HARTFORD
                                                                                  CONSERVATIVE           CAPITAL
                                                                                 ALLOCATION FUND    APPRECIATION FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          17,359   $         (28,862)
   Net realized gain (loss) on security transactions..........................              1,819             101,989
   Net realized gain on distributions.........................................                 --             839,450
   Net unrealized appreciation (depreciation) of investments during the year..            (58,286)         (1,245,978)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            (39,108)           (333,401)
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            100,618             461,478
   Net transfers..............................................................             10,488            (209,521)
   Surrenders for benefit payments and fees...................................           (306,926)         (1,075,775)
   Other transactions.........................................................                  2                   1
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (13)                (64)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (195,831)           (823,881)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................           (234,939)         (1,157,282)

NET ASSETS:
   Beginning of year..........................................................          1,036,704           7,302,432
                                                                                ------------------  ------------------
   End of year................................................................  $         801,765   $       6,145,150
                                                                                ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-320

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-321

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                   THE HARTFORD
                                                                                      GROWTH            THE HARTFORD
                                                                                  ALLOCATION FUND    INFLATION PLUS FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $          40,551   $           13,009
   Net realized gain (loss) on security transactions..........................              85,988               (5,010)
   Net realized gain on distributions.........................................              27,438                   --
   Net unrealized appreciation (depreciation) of investments during the year..            (342,258)             (19,199)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............            (188,281)             (11,200)
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             316,661               94,829
   Net transfers..............................................................              (5,863)               2,904
   Surrenders for benefit payments and fees...................................          (1,157,860)             (96,038)
   Other transactions.........................................................                   4                   11
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (41)                 (28)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (847,099)               1,678
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................          (1,035,380)              (9,522)

NET ASSETS:
   Beginning of year..........................................................           3,286,821              501,533
                                                                                -------------------  -------------------
   End of year................................................................   $       2,251,441   $          492,011
                                                                                ===================  ===================

                                                                                   THE HARTFORD         THE HARTFORD
                                                                                      EQUITY              BALANCED
                                                                                    INCOME FUND          INCOME FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $            5,801   $           6,355
   Net realized gain (loss) on security transactions..........................              29,661                (116)
   Net realized gain on distributions.........................................              39,443              24,430
   Net unrealized appreciation (depreciation) of investments during the year..            (126,328)            (54,474)
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............             (51,423)            (23,805)
                                                                                -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             129,976              50,259
   Net transfers..............................................................             (27,757)            420,358
   Surrenders for benefit payments and fees...................................            (228,461)            (17,364)
   Other transactions.........................................................                  (2)                  1
   Death benefits.............................................................                  --                  --
   Net loan activity..........................................................                 (14)                 --
   Net annuity transactions...................................................                  --                  --
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (126,258)            453,254
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets......................................            (177,681)            429,449

NET ASSETS:
   Beginning of year..........................................................             694,630             203,216
                                                                                -------------------  ------------------
   End of year................................................................  $          516,949   $         632,665
                                                                                ===================  ==================

                                                                                   THE HARTFORD
                                                                                   INTERNATIONAL       THE HARTFORD
                                                                                       SMALL              MIDCAP
                                                                                   COMPANY FUND         VALUE FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $            (127)  $          (1,089)
   Net realized gain (loss) on security transactions..........................                503               2,478
   Net realized gain on distributions.........................................              3,757              10,659
   Net unrealized appreciation (depreciation) of investments during the year..            (13,877)            (29,015)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............             (9,744)            (16,967)
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              5,427              23,302
   Net transfers..............................................................              2,229              (4,204)
   Surrenders for benefit payments and fees...................................             (2,941)            (28,468)
   Other transactions.........................................................                  5                   3
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                 (18)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              4,720              (9,385)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................             (5,024)            (26,352)

NET ASSETS:
   Beginning of year..........................................................             33,485             122,749
                                                                                ------------------  ------------------
   End of year................................................................  $          28,461   $          96,397
                                                                                ==================  ==================

                                                                                HOTCHKIS AND WILEY
                                                                                     LARGE CAP        INVESCO V.I.
                                                                                    VALUE FUND       TECHNOLOGY FUND
                                                                                    SUB-ACCOUNT        SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $           6,685   $          (2,985)
   Net realized gain (loss) on security transactions..........................             20,226              68,173
   Net realized gain on distributions.........................................              7,261              21,403
   Net unrealized appreciation (depreciation) of investments during the year..           (139,167)           (100,330)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............           (104,995)            (13,739)
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             25,561               2,744
   Net transfers..............................................................            (13,347)            105,895
   Surrenders for benefit payments and fees...................................            (49,871)            (25,327)
   Other transactions.........................................................                  3                  --
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                  --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (37,654)             83,312
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................           (142,649)             69,573

NET ASSETS:
   Beginning of year..........................................................            746,868             385,361
                                                                                ------------------  ------------------
   End of year................................................................  $         604,219   $         454,934
                                                                                ==================  ==================

                                                                                     INVESCO           IVY NATURAL
                                                                                 TECHNOLOGY FUND     RESOURCES FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          (4,199)  $          (7,792)
   Net realized gain (loss) on security transactions..........................             33,750             (34,691)
   Net realized gain on distributions.........................................             57,191                  --
   Net unrealized appreciation (depreciation) of investments during the year..           (117,757)           (282,491)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            (31,015)           (324,974)
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             89,125             145,727
   Net transfers..............................................................            184,215              17,408
   Surrenders for benefit payments and fees...................................           (133,093)           (292,398)
   Other transactions.........................................................                 (3)                  8
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (45)                (63)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            140,199            (129,318)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            109,184            (454,292)

NET ASSETS:
   Beginning of year..........................................................            578,885           1,427,348
                                                                                ------------------  ------------------
   End of year................................................................  $         688,069   $         973,056
                                                                                ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-322

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-323

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                    IVY LARGE CAP       IVY SCIENCE &
                                                                                     GROWTH FUND       TECHNOLOGY FUND
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 -------------------  ------------------

OPERATIONS:
   Net investment income (loss)................................................   $          (5,402)  $         (12,546)
   Net realized gain (loss) on security transactions...........................              39,931             213,974
   Net realized gain on distributions..........................................              84,568             129,059
   Net unrealized appreciation (depreciation) of investments during the year...            (108,668)           (402,447)
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.............              10,429             (71,960)
                                                                                 -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...................................................................              69,644             301,286
   Net transfers...............................................................              (6,763)             50,019
   Surrenders for benefit payments and fees....................................             (90,265)           (730,557)
   Other transactions..........................................................                  (1)                 --
   Death benefits..............................................................                  --                  --
   Net loan activity...........................................................                 (39)                 (4)
   Net annuity transactions....................................................                  --                  --
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions......             (27,424)           (379,256)
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets.......................................             (16,995)           (451,216)

NET ASSETS:
   Beginning of year...........................................................             679,600           1,552,868
                                                                                 -------------------  ------------------
   End of year.................................................................   $         662,605   $       1,101,652
                                                                                 ===================  ==================

                                                                                      IVY ASSET         JANUS HENDERSON
                                                                                    STRATEGY FUND       FORTY PORTFOLIO
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  -------------------

OPERATIONS:
   Net investment income (loss)................................................  $            2,242   $          (18,702)
   Net realized gain (loss) on security transactions...........................              (5,891)               1,616
   Net realized gain on distributions..........................................              71,115              363,733
   Net unrealized appreciation (depreciation) of investments during the year...             (98,990)            (309,564)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............             (31,524)              37,083
                                                                                 -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................              64,100               13,158
   Net transfers...............................................................             (13,613)              90,382
   Surrenders for benefit payments and fees....................................             (54,496)            (126,001)
   Other transactions..........................................................                   3                   --
   Death benefits..............................................................                  --                   --
   Net loan activity...........................................................                  --                   --
   Net annuity transactions....................................................                  --               (2,938)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......              (4,006)             (25,399)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets.......................................             (35,530)              11,684

NET ASSETS:
   Beginning of year...........................................................             480,159            2,443,939
                                                                                 -------------------  -------------------
   End of year.................................................................  $          444,629   $        2,455,623
                                                                                 ===================  ===================

                                                                                   JANUS HENDERSON
                                                                                   GLOBAL RESEARCH       JANUS HENDERSON
                                                                                      PORTFOLIO       ENTERPRISE PORTFOLIO
                                                                                     SUB-ACCOUNT           SUB-ACCOUNT
                                                                                 -------------------  --------------------

OPERATIONS:
   Net investment income (loss)................................................  $            1,275     $          (1,506)
   Net realized gain (loss) on security transactions...........................              16,685                83,724
   Net realized gain on distributions..........................................                  --                10,316
   Net unrealized appreciation (depreciation) of investments during the year...             (37,218)              (63,823)
                                                                                 -------------------  --------------------
   Net increase (decrease) in net assets resulting from operations.............             (19,258)               28,711
                                                                                 -------------------  --------------------

UNIT TRANSACTIONS:
   Purchases...................................................................               1,602                   925
   Net transfers...............................................................              (3,442)             (322,383)
   Surrenders for benefit payments and fees....................................             (48,173)              (22,365)
   Other transactions..........................................................                   1                     1
   Death benefits..............................................................                  --                    --
   Net loan activity...........................................................                  --                    --
   Net annuity transactions....................................................              (1,990)                   --
                                                                                 -------------------  --------------------
   Net increase (decrease) in net assets resulting from unit transactions......             (52,002)             (343,822)
                                                                                 -------------------  --------------------
   Net increase (decrease) in net assets.......................................             (71,260)             (315,111)

NET ASSETS:
   Beginning of year...........................................................             322,348               418,777
                                                                                 -------------------  --------------------
   End of year.................................................................  $          251,088     $         103,666
                                                                                 ===================  ====================

                                                                                  JANUS HENDERSON
                                                                                     BALANCED          JANUS HENDERSON
                                                                                     PORTFOLIO       OVERSEAS PORTFOLIO
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 ------------------  -------------------

OPERATIONS:
   Net investment income (loss)................................................  $           5,793   $            2,193
   Net realized gain (loss) on security transactions...........................             12,577              (20,108)
   Net realized gain on distributions..........................................             10,628                   --
   Net unrealized appreciation (depreciation) of investments during the year...            (34,222)             (17,021)
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............             (5,224)             (34,936)
                                                                                 ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................              9,260                2,387
   Net transfers...............................................................            127,639              (69,508)
   Surrenders for benefit payments and fees....................................            (99,188)             (20,579)
   Other transactions..........................................................                 --                    1
   Death benefits..............................................................                 --                   --
   Net loan activity...........................................................                 --                   --
   Net annuity transactions....................................................                 --                   --
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......             37,711              (87,699)
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets.......................................             32,487             (122,635)

NET ASSETS:
   Beginning of year...........................................................            379,939              303,438
                                                                                 ------------------  -------------------
   End of year.................................................................  $         412,426   $          180,803
                                                                                 ==================  ===================

                                                                                   JANUS HENDERSON
                                                                                      FLEXIBLE          JANUS HENDERSON
                                                                                      BOND FUND           FORTY FUND
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  -------------------

OPERATIONS:
   Net investment income (loss)................................................  $              575    $         (38,079)
   Net realized gain (loss) on security transactions...........................                (116)              81,308
   Net realized gain on distributions..........................................                  --              459,790
   Net unrealized appreciation (depreciation) of investments during the year...              (1,008)            (407,947)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............                (549)              95,072
                                                                                 -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................               4,723              294,080
   Net transfers...............................................................              (4,736)              22,303
   Surrenders for benefit payments and fees....................................                  --           (1,105,801)
   Other transactions..........................................................                   1                   --
   Death benefits..............................................................                  --                   --
   Net loan activity...........................................................                  --                 (173)
   Net annuity transactions....................................................                  --                   --
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......                 (12)            (789,591)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets.......................................                (561)            (694,519)

NET ASSETS:
   Beginning of year...........................................................              30,537            6,265,461
                                                                                 -------------------  -------------------
   End of year.................................................................  $           29,976    $       5,570,942
                                                                                 ===================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-324

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-325

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                 JANUS HENDERSON      JANUS HENDERSON
                                                                                  BALANCED FUND       ENTERPRISE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          26,884   $         (14,103)
   Net realized gain (loss) on security transactions.........................              40,719             197,730
   Net realized gain on distributions........................................             150,517              90,896
   Net unrealized appreciation (depreciation) of investments during the year.            (231,601)           (290,845)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (13,481)            (16,322)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             327,088             191,091
   Net transfers.............................................................              70,939            (144,175)
   Surrenders for benefit payments and fees..................................            (305,095)           (397,543)
   Other transactions........................................................                   6                   3
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (14)                (20)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              92,924            (350,644)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              79,443            (366,966)

NET ASSETS:
   Beginning of year.........................................................           3,018,011           1,770,538
                                                                               -------------------  ------------------
   End of year...............................................................   $       3,097,454   $       1,403,572
                                                                               ===================  ==================

                                                                                                    JANUS HENDERSON
                                                                                 JANUS HENDERSON        GLOBAL
                                                                                  OVERSEAS FUND      RESEARCH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (1,769)  $            (412)
   Net realized gain (loss) on security transactions.........................            (14,141)             21,621
   Net realized gain on distributions........................................                 --               9,597
   Net unrealized appreciation (depreciation) of investments during the year.           (283,641)            (41,753)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (299,551)            (10,947)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            172,806               7,237
   Net transfers.............................................................            (20,101)                367
   Surrenders for benefit payments and fees..................................           (272,538)           (100,032)
   Other transactions........................................................                  7                   4
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (31)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (119,857)            (92,424)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (419,408)           (103,371)

NET ASSETS:
   Beginning of year.........................................................          1,949,705             276,164
                                                                               ------------------  ------------------
   End of year...............................................................  $       1,530,297   $         172,793
                                                                               ==================  ==================

                                                                                 JANUS HENDERSON           PGIM
                                                                                     MID CAP         JENNISON NATURAL
                                                                                   VALUE FUND         RESOURCES FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT (5)
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          (1,566)  $           6,464
   Net realized gain (loss) on security transactions.........................             (11,252)              3,362
   Net realized gain on distributions........................................             110,099                  --
   Net unrealized appreciation (depreciation) of investments during the year.            (246,751)           (206,689)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (149,470)           (196,863)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             113,581              73,605
   Net transfers.............................................................              36,796             (16,832)
   Surrenders for benefit payments and fees..................................            (120,022)            (77,847)
   Other transactions........................................................                  20                   8
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  (2)                (18)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              30,373             (21,084)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (119,097)           (217,947)

NET ASSETS:
   Beginning of year.........................................................           1,058,257             697,171
                                                                               -------------------  ------------------
   End of year...............................................................   $         939,160   $         479,224
                                                                               ===================  ==================

                                                                                     PGIM                PGIM
                                                                               JENNISON MID-CAP     JENNISON 20/20
                                                                                  GROWTH FUND         FOCUS FUND
                                                                                SUB-ACCOUNT (6)     SUB-ACCOUNT (7)
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (5,668)  $          (1,916)
   Net realized gain (loss) on security transactions.........................              7,819              (2,055)
   Net realized gain on distributions........................................            190,776              19,130
   Net unrealized appreciation (depreciation) of investments during the year.           (245,583)            (28,281)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (52,656)            (13,122)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             88,967              42,762
   Net transfers.............................................................             38,761             (16,717)
   Surrenders for benefit payments and fees..................................           (411,928)            (55,398)
   Other transactions........................................................               (207)                  1
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (7)                (13)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (284,414)            (29,365)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (337,070)            (42,487)

NET ASSETS:
   Beginning of year.........................................................            945,344             274,867
                                                                               ------------------  ------------------
   End of year...............................................................  $         608,274   $         232,380
                                                                               ==================  ==================

                                                                                    JPMORGAN
                                                                                    LARGE CAP            JPMORGAN
                                                                                   GROWTH FUND        CORE BOND FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          (1,137)  $          84,516
   Net realized gain (loss) on security transactions.........................               1,220             (33,457)
   Net realized gain on distributions........................................              13,194               3,450
   Net unrealized appreciation (depreciation) of investments during the year.             (13,772)            (67,128)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                (495)            (12,619)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               1,182             537,645
   Net transfers.............................................................              (1,852)           (331,449)
   Surrenders for benefit payments and fees..................................              (6,973)           (489,953)
   Other transactions........................................................                  (1)                 13
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                 (58)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              (7,644)           (283,802)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              (8,139)           (296,421)

NET ASSETS:
   Beginning of year.........................................................             102,053           3,659,368
                                                                               -------------------  ------------------
   End of year...............................................................   $          93,914   $       3,362,947
                                                                               ===================  ==================

(5)   Formerly Prudential Jennison Natural Resources Fund, Inc. Change
      effective June 11, 2018

(6)   Formerly Prudential Jennison Mid-Cap Growth Fund, Inc. Change effective
      June 11, 2018

(7)   Formerly Prudential Jennison 20/20 Focus Fund. Change effective June 11,
      2018

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-326

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-327

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                    JPMORGAN           JPMORGAN
                                                                                    SMALL CAP          SMALL CAP
                                                                                   EQUITY FUND        GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $            (551)  $          (7,331)
   Net realized gain (loss) on security transactions.........................              4,416              17,869
   Net realized gain on distributions........................................              3,270              78,229
   Net unrealized appreciation (depreciation) of investments during the year.            (11,671)           (126,709)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (4,536)            (37,942)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              5,298              90,777
   Net transfers.............................................................                 46              10,651
   Surrenders for benefit payments and fees..................................            (24,235)            (28,234)
   Other transactions........................................................                 --                  15
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (19)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (18,891)             73,190
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (23,427)             35,248

NET ASSETS:
   Beginning of year.........................................................             67,303             585,891
                                                                               ------------------  ------------------
   End of year...............................................................  $          43,876   $         621,139
                                                                               ==================  ==================

                                                                                    JPMORGAN
                                                                                    SMALL CAP          JPMORGAN
                                                                                   VALUE FUND      U.S. EQUITY FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $           1,216   $           3,042
   Net realized gain (loss) on security transactions.........................             13,149              84,059
   Net realized gain on distributions........................................             46,698             144,345
   Net unrealized appreciation (depreciation) of investments during the year.           (118,939)           (318,894)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (57,876)            (87,448)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             56,623             209,813
   Net transfers.............................................................              1,055              (4,050)
   Surrenders for benefit payments and fees..................................            (28,504)           (721,798)
   Other transactions........................................................                  2                   3
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (16)                (89)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             29,160            (516,121)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (28,716)           (603,569)

NET ASSETS:
   Beginning of year.........................................................            373,754           1,848,789
                                                                               ------------------  ------------------
   End of year...............................................................  $         345,038   $       1,245,220
                                                                               ==================  ==================

                                                                                    JPMORGAN             JPMORGAN
                                                                                 SMARTRETIREMENT      SMARTRETIREMENT
                                                                                    2020 FUND            2025 FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $         130,950   $         136,631
   Net realized gain (loss) on security transactions.........................              87,209             126,618
   Net realized gain on distributions........................................             208,709             211,165
   Net unrealized appreciation (depreciation) of investments during the year.            (840,737)         (1,118,356)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (413,869)           (643,942)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           1,088,069           1,288,015
   Net transfers.............................................................             (54,029)           (184,444)
   Surrenders for benefit payments and fees..................................          (1,315,180)         (1,186,464)
   Other transactions........................................................                (156)                 13
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (185)               (133)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (281,481)            (83,013)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (695,350)           (726,955)

NET ASSETS:
   Beginning of year.........................................................           7,245,610           8,546,285
                                                                               -------------------  ------------------
   End of year...............................................................   $       6,550,260   $       7,819,330
                                                                               ===================  ==================

                                                                                   JPMORGAN             JPMORGAN
                                                                                SMARTRETIREMENT      SMARTRETIREMENT
                                                                                   2030 FUND            2035 FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         154,545    $         84,984
   Net realized gain (loss) on security transactions.........................            234,499              83,297
   Net realized gain on distributions........................................            265,216             148,950
   Net unrealized appreciation (depreciation) of investments during the year.         (1,398,882)           (901,324)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (744,622)           (584,093)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,769,817           1,202,348
   Net transfers.............................................................            (87,087)            124,360
   Surrenders for benefit payments and fees..................................         (2,134,686)           (808,624)
   Other transactions........................................................               (382)                 30
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (375)               (514)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (452,713)            517,600
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (1,197,335)            (66,493)

NET ASSETS:
   Beginning of year.........................................................          9,493,663           5,268,564
                                                                               ------------------  ------------------
   End of year...............................................................  $       8,296,328    $      5,202,071
                                                                               ==================  ==================

                                                                                   JPMORGAN            JPMORGAN
                                                                                SMARTRETIREMENT     SMARTRETIREMENT
                                                                                   2040 FUND           2045 FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         107,450   $          55,714
   Net realized gain (loss) on security transactions.........................            258,510              79,071
   Net realized gain on distributions........................................            209,278              97,608
   Net unrealized appreciation (depreciation) of investments during the year.         (1,283,682)           (671,533)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (708,444)           (439,140)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,622,532           1,011,383
   Net transfers.............................................................            (42,048)            251,131
   Surrenders for benefit payments and fees..................................         (2,373,406)           (686,069)
   Other transactions........................................................                (96)               (277)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (624)               (629)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (793,642)            575,539
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (1,502,086)            136,399

NET ASSETS:
   Beginning of year.........................................................          7,923,024           3,553,275
                                                                               ------------------  ------------------
   End of year...............................................................  $       6,420,938   $       3,689,674
                                                                               ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-328

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-329

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                    JPMORGAN             JPMORGAN
                                                                                 SMARTRETIREMENT      SMARTRETIREMENT
                                                                                    2050 FUND           INCOME FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          44,478   $          51,283
   Net realized gain (loss) on security transactions.........................             143,544               8,877
   Net realized gain on distributions........................................              68,276              70,853
   Net unrealized appreciation (depreciation) of investments during the year.            (605,499)           (272,814)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (349,201)           (141,801)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             861,208             391,551
   Net transfers.............................................................            (101,069)           (149,201)
   Surrenders for benefit payments and fees..................................            (699,971)           (376,359)
   Other transactions........................................................                  (5)               (100)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (230)                (41)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              59,933            (134,150)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (289,268)           (275,951)

NET ASSETS:
   Beginning of year.........................................................           3,197,013           2,785,420
                                                                               -------------------  ------------------
   End of year...............................................................   $       2,907,745   $       2,509,469
                                                                               ===================  ==================

                                                                                   JP MORGAN             KEELEY
                                                                               SMART RETIREMENT         SMALL CAP
                                                                                   2055 FUND           VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          18,816    $            (712)
   Net realized gain (loss) on security transactions.........................             27,797               (6,974)
   Net realized gain on distributions........................................             20,253              101,628
   Net unrealized appreciation (depreciation) of investments during the year.           (217,402)            (327,130)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (150,536)            (233,188)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            601,926               28,469
   Net transfers.............................................................            (21,303)             (20,818)
   Surrenders for benefit payments and fees..................................           (249,794)            (230,285)
   Other transactions........................................................                  7                 (158)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (431)                 (15)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            330,405             (222,807)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            179,869             (455,995)

NET ASSETS:
   Beginning of year.........................................................          1,131,155            1,432,203
                                                                               ------------------  -------------------
   End of year...............................................................  $       1,311,024    $         976,208
                                                                               ==================  ===================

                                                                                                     LKCM AQUINAS
                                                                                  LOOMIS SAYLES        CATHOLIC
                                                                                    BOND FUND         EQUITY FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          98,678   $            (765)
   Net realized gain (loss) on security transactions.........................            (25,227)              1,537
   Net realized gain on distributions........................................             12,025              19,031
   Net unrealized appreciation (depreciation) of investments during the year.           (217,607)            (30,610)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (132,131)            (10,807)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            576,843               7,151
   Net transfers.............................................................             60,256             (16,538)
   Surrenders for benefit payments and fees..................................           (752,323)                 --
   Other transactions........................................................                 33                   3
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (20)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (115,211)             (9,384)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (247,342)            (20,191)

NET ASSETS:
   Beginning of year.........................................................          3,841,558             123,256
                                                                               ------------------  ------------------
   End of year...............................................................  $       3,594,216   $         103,065
                                                                               ==================  ==================

                                                                                                       LORD ABBETT
                                                                                  LORD ABBETT          FUNDAMENTAL
                                                                                AFFILIATED FUND        EQUITY FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $           4,744    $          21,061
   Net realized gain (loss) on security transactions.........................              7,410              (34,317)
   Net realized gain on distributions........................................             33,870              210,395
   Net unrealized appreciation (depreciation) of investments during the year.            (81,438)            (471,156)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (35,414)            (274,017)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             36,526              271,024
   Net transfers.............................................................             (9,580)            (795,204)
   Surrenders for benefit payments and fees..................................            (73,700)            (399,135)
   Other transactions........................................................                 14                  (36)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (15)                 (46)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (46,755)            (923,397)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            (82,169)          (1,197,414)

NET ASSETS:
   Beginning of year.........................................................            471,171            3,938,078
                                                                               ------------------  -------------------
   End of year...............................................................  $         389,002    $       2,740,664
                                                                               ==================  ===================

                                                                                   LORD ABBETT         LORD ABBETT
                                                                                      BOND               GROWTH
                                                                                 DEBENTURE FUND    OPPORTUNITIES FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          88,448    $          (1,839)
   Net realized gain (loss) on security transactions.........................              4,051                  687
   Net realized gain on distributions........................................             36,233               11,107
   Net unrealized appreciation (depreciation) of investments during the year.           (232,457)             (17,906)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (103,725)              (7,951)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            202,238               26,602
   Net transfers.............................................................             13,963                3,814
   Surrenders for benefit payments and fees..................................           (327,832)             (37,574)
   Other transactions........................................................               (188)                 (32)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (12)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (111,831)              (7,190)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (215,556)             (15,141)

NET ASSETS:
   Beginning of year.........................................................          2,438,132              201,958
                                                                               ------------------  -------------------
   End of year...............................................................  $       2,222,576    $         186,817
                                                                               ==================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-330

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-331

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                   LORD ABBETT
                                                                                   CALIBRATED
                                                                                    DIVIDEND          LORD ABBETT
                                                                                   GROWTH FUND     TOTAL RETURN FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $             705   $         181,181
   Net realized gain (loss) on security transactions.........................              2,426             (52,730)
   Net realized gain on distributions........................................             12,630                  --
   Net unrealized appreciation (depreciation) of investments during the year.            (27,217)           (192,927)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (11,456)            (64,476)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             29,610             638,261
   Net transfers.............................................................              6,823            (188,022)
   Surrenders for benefit payments and fees..................................            (21,851)           (738,755)
   Other transactions........................................................                  5                 213
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (22)               (121)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             14,565            (288,424)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              3,109            (352,900)

NET ASSETS:
   Beginning of year.........................................................            178,293           5,904,584
                                                                               ------------------  ------------------
   End of year...............................................................  $         181,402   $       5,551,684
                                                                               ==================  ==================

                                                                                  LORD ABBETT          LORD ABBETT
                                                                                  DEVELOPING          INTERNATIONAL
                                                                                  GROWTH FUND        EQUITY INV OPT
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         (11,099)  $           4,481
   Net realized gain (loss) on security transactions.........................             52,645              (1,995)
   Net realized gain on distributions........................................            246,170                  --
   Net unrealized appreciation (depreciation) of investments during the year.           (247,655)            (72,520)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             40,061             (70,034)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            107,519              51,269
   Net transfers.............................................................           (250,467)            (25,287)
   Surrenders for benefit payments and fees..................................           (272,774)             (2,571)
   Other transactions........................................................               (491)                  6
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (43)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (416,256)             23,417
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (376,195)            (46,617)

NET ASSETS:
   Beginning of year.........................................................          1,217,472             344,487
                                                                               ------------------  ------------------
   End of year...............................................................  $         841,277   $         297,870
                                                                               ==================  ==================

                                                                                   LORD ABBETT
                                                                                      VALUE            CLEARBRIDGE
                                                                               OPPORTUNITIES FUND      VALUE TRUST
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $         (26,258)  $            (120)
   Net realized gain (loss) on security transactions.........................              28,518               5,066
   Net realized gain on distributions........................................             329,125               2,481
   Net unrealized appreciation (depreciation) of investments during the year.            (804,723)            (40,917)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (473,338)            (33,490)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             424,699               8,635
   Net transfers.............................................................             (14,296)                 (1)
   Surrenders for benefit payments and fees..................................            (936,173)            (20,820)
   Other transactions........................................................                 (57)                  5
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (107)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (525,934)            (12,181)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (999,272)            (45,671)

NET ASSETS:
   Beginning of year.........................................................           4,300,489             265,451
                                                                               -------------------  ------------------
   End of year...............................................................   $       3,301,217   $         219,780
                                                                               ===================  ==================

                                                                                                      MASSMUTUAL
                                                                                                    RETIRESMART(SM)
                                                                                   BMO MID-CAP        BY JPMORGAN
                                                                                   VALUE FUND          2010 FUND
                                                                                   SUB-ACCOUNT      SUB-ACCOUNT (8)
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $           3,848   $           1,997
   Net realized gain (loss) on security transactions.........................             24,856                 157
   Net realized gain on distributions........................................             72,765                  --
   Net unrealized appreciation (depreciation) of investments during the year.           (209,550)             (4,695)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (108,081)             (2,541)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             24,743               7,962
   Net transfers.............................................................             (6,207)               (364)
   Surrenders for benefit payments and fees..................................           (116,000)             (3,156)
   Other transactions........................................................                  2                   1
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (5)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (97,467)              4,443
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (205,548)              1,902

NET ASSETS:
   Beginning of year.........................................................            783,515              51,347
                                                                               ------------------  ------------------
   End of year...............................................................  $         577,967   $          53,249
                                                                               ==================  ==================

                                                                                MFS(R) EMERGING       MASSACHUSETTS
                                                                                    MARKETS         INVESTORS GROWTH
                                                                                   DEBT FUND           STOCK FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          12,378   $          21,294
   Net realized gain (loss) on security transactions.........................             (6,461)            139,569
   Net realized gain on distributions........................................                 --             239,117
   Net unrealized appreciation (depreciation) of investments during the year.            (28,222)           (368,059)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (22,305)             31,921
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             48,392              38,741
   Net transfers.............................................................              1,299             157,924
   Surrenders for benefit payments and fees..................................           (116,362)           (352,093)
   Other transactions........................................................                (48)               (622)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (7)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (66,726)           (156,050)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (89,031)           (124,129)

NET ASSETS:
   Beginning of year.........................................................            377,477           2,951,340
                                                                               ------------------  ------------------
   End of year...............................................................  $         288,446   $       2,827,211
                                                                               ==================  ==================

(8)   Formerly MassMutual RetireSMART(SM) 2010 Fund. Change effective September
      24, 2018

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-332

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-333

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                                           MFS
                                                                                                      INTERNATIONAL
                                                                                    MFS HIGH               NEW
                                                                                   INCOME FUND       DISCOVERY FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $         42,275   $             175
   Net realized gain (loss) on security transactions.........................            (21,331)             17,211
   Net realized gain on distributions........................................                 --              18,791
   Net unrealized appreciation (depreciation) of investments during the year.            (58,802)            (78,421)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (37,858)            (42,244)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            158,073              40,388
   Net transfers.............................................................           (175,367)             (3,759)
   Surrenders for benefit payments and fees..................................           (337,961)            (79,352)
   Other transactions........................................................                  6                   2
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  (2)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (355,249)            (42,723)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (393,107)            (84,967)

NET ASSETS:
   Beginning of year.........................................................          1,248,158             421,301
                                                                               ------------------  ------------------
   End of year...............................................................   $        855,051   $         336,334
                                                                               ==================  ==================

                                                                                  MFS MID CAP            MFS NEW
                                                                                  GROWTH FUND        DISCOVERY FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (4,854)   $           (935)
   Net realized gain (loss) on security transactions.........................             36,082              69,609
   Net realized gain on distributions........................................             25,888             544,583
   Net unrealized appreciation (depreciation) of investments during the year.            (55,666)           (666,944)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              1,450             (53,687)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             19,284             298,582
   Net transfers.............................................................             89,224             (16,462)
   Surrenders for benefit payments and fees..................................           (119,933)           (222,320)
   Other transactions........................................................                 (2)                (10)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  (1)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (11,427)             59,789
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             (9,977)              6,102

NET ASSETS:
   Beginning of year.........................................................            585,569           2,616,039
                                                                               ------------------  ------------------
   End of year...............................................................  $         575,592    $      2,622,141
                                                                               ==================  ==================

                                                                                  MFS RESEARCH         MFS TOTAL
                                                                               INTERNATIONAL FUND     RETURN FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         103,123   $          48,315
   Net realized gain (loss) on security transactions.........................            100,506              57,225
   Net realized gain on distributions........................................             23,722              75,157
   Net unrealized appreciation (depreciation) of investments during the year.           (787,451)           (363,845)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (560,100)           (183,148)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            533,917             390,171
   Net transfers.............................................................            110,705             (30,261)
   Surrenders for benefit payments and fees..................................           (949,310)           (648,130)
   Other transactions........................................................                (77)               (201)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (182)                (79)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (304,947)           (288,500)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (865,047)           (471,648)

NET ASSETS:
   Beginning of year.........................................................          3,905,482           3,323,149
                                                                               ------------------  ------------------
   End of year...............................................................  $       3,040,435   $       2,851,501
                                                                               ==================  ==================

                                                                                       MFS                  MFS
                                                                                 UTILITIES FUND         VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          75,346   $         137,383
   Net realized gain (loss) on security transactions.........................              22,293             403,236
   Net realized gain on distributions........................................              63,455             139,654
   Net unrealized appreciation (depreciation) of investments during the year.            (150,081)         (1,739,750)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              11,013          (1,059,477)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             304,250             988,156
   Net transfers.............................................................            (229,816)            636,512
   Surrenders for benefit payments and fees..................................            (533,472)         (2,027,495)
   Other transactions........................................................                   1                  69
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (82)               (240)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (459,119)           (402,998)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (448,106)         (1,462,475)

NET ASSETS:
   Beginning of year.........................................................           4,256,499          10,944,188
                                                                               -------------------  ------------------
   End of year...............................................................   $       3,808,393   $       9,481,713
                                                                               ===================  ==================

                                                                                                           MFS
                                                                                   MFS TOTAL          MASSACHUSETTS
                                                                               RETURN BOND FUND      INVESTORS TRUST
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          58,590    $           1,593
   Net realized gain (loss) on security transactions.........................            (56,147)             104,572
   Net realized gain on distributions........................................                 --              105,162
   Net unrealized appreciation (depreciation) of investments during the year.            (51,145)            (277,355)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (48,702)             (66,028)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            402,263              190,678
   Net transfers.............................................................            (15,280)             107,077
   Surrenders for benefit payments and fees..................................           (709,210)            (600,907)
   Other transactions........................................................                  9                   (1)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (189)                 (41)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (322,407)            (303,194)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (371,109)            (369,222)

NET ASSETS:
   Beginning of year.........................................................          2,829,047            1,296,852
                                                                               ------------------  -------------------
   End of year...............................................................  $       2,457,938    $         927,630
                                                                               ==================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-334

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-335

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                       MFS
                                                                                  INTERNATIONAL        MFS CORE
                                                                                   GROWTH FUND        EQUITY FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $            (248)  $           1,990
   Net realized gain (loss) on security transactions.........................              1,031              68,802
   Net realized gain on distributions........................................              3,209             213,082
   Net unrealized appreciation (depreciation) of investments during the year.            (16,862)           (371,885)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (12,870)            (88,011)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             14,380              20,315
   Net transfers.............................................................               (821)             (8,215)
   Surrenders for benefit payments and fees..................................               (618)           (440,891)
   Other transactions........................................................                  2                   5
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (1)                (20)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             12,942            (428,806)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................                 72            (516,817)

NET ASSETS:
   Beginning of year.........................................................            117,115           2,764,528
                                                                               ------------------  ------------------
   End of year...............................................................  $         117,187   $       2,247,711
                                                                               ==================  ==================

                                                                                      MFS                  MFS
                                                                                  GOVERNMENT          INTERNATIONAL
                                                                                SECURITIES FUND        VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         100,238    $         150,371
   Net realized gain (loss) on security transactions.........................            (68,498)             355,398
   Net realized gain on distributions........................................                 --              355,735
   Net unrealized appreciation (depreciation) of investments during the year.            (29,954)          (2,107,547)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              1,786           (1,246,043)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            853,628            1,653,421
   Net transfers.............................................................           (334,521)            (234,932)
   Surrenders for benefit payments and fees..................................           (669,523)          (1,854,291)
   Other transactions........................................................                217                 (270)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (313)                (130)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (150,512)            (436,202)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (148,726)          (1,682,245)

NET ASSETS:
   Beginning of year.........................................................          4,811,581           13,760,899
                                                                               ------------------  -------------------
   End of year...............................................................  $       4,662,855    $      12,078,654
                                                                               ==================  ===================

                                                                                       MFS              MFS CORE
                                                                                 TECHNOLOGY FUND      EQUITY SERIES
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (1,120)  $              (7)
   Net realized gain (loss) on security transactions.........................             12,148                 203
   Net realized gain on distributions........................................              6,394               1,839
   Net unrealized appreciation (depreciation) of investments during the year.            (14,965)             (2,750)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              2,457                (715)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              3,650                 925
   Net transfers.............................................................              4,632                  --
   Surrenders for benefit payments and fees..................................            (24,186)             (1,499)
   Other transactions........................................................                 (1)                 --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (15,905)               (574)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (13,448)             (1,289)

NET ASSETS:
   Beginning of year.........................................................            144,835              17,574
                                                                               ------------------  ------------------
   End of year...............................................................  $         131,387   $          16,285
                                                                               ==================  ==================

                                                                                      MFS                 MFS
                                                                               UTILITIES SERIES       GROWTH FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $             849   $          (2,773)
   Net realized gain (loss) on security transactions.........................              1,682              47,735
   Net realized gain on distributions........................................                873               9,922
   Net unrealized appreciation (depreciation) of investments during the year.             (2,016)            (50,128)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              1,388               4,756
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                925              33,413
   Net transfers.............................................................            (23,090)            (11,463)
   Surrenders for benefit payments and fees..................................             (6,647)            (29,138)
   Other transactions........................................................                 --                  (3)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (19)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (28,812)             (7,210)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (27,424)             (2,454)

NET ASSETS:
   Beginning of year.........................................................            248,480             247,466
                                                                               ------------------  ------------------
   End of year...............................................................  $         221,056   $         245,012
                                                                               ==================  ==================

                                                                                                        BLACKROCK
                                                                                      MFS                GLOBAL
                                                                                  HIGH YIELD           ALLOCATION
                                                                                   PORTFOLIO           FUND, INC.
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $           7,700    $         (12,493)
   Net realized gain (loss) on security transactions.........................             (1,357)             (59,378)
   Net realized gain on distributions........................................                 --              356,503
   Net unrealized appreciation (depreciation) of investments during the year.            (12,019)          (1,038,063)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             (5,676)            (753,431)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              1,598            1,088,512
   Net transfers.............................................................                615             (274,028)
   Surrenders for benefit payments and fees..................................            (15,493)          (1,976,787)
   Other transactions........................................................                 --                    9
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                 (180)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (13,280)          (1,162,474)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            (18,956)          (1,915,905)

NET ASSETS:
   Beginning of year.........................................................            161,976            9,578,532
                                                                               ------------------  -------------------
   End of year...............................................................  $         143,020    $       7,662,627
                                                                               ==================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-336

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-337

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                    BLACKROCK            BLACKROCK
                                                                                    ADVANTAGE            ADVANTAGE
                                                                                    LARGE CAP           U.S. TOTAL
                                                                                    CORE FUND           MARKET FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $              39   $             181
   Net realized gain (loss) on security transactions.........................                 452                  76
   Net realized gain on distributions........................................               5,151              16,131
   Net unrealized appreciation (depreciation) of investments during the year.              (9,774)            (23,115)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (4,132)             (6,727)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               5,018               6,242
   Net transfers.............................................................                  --                  --
   Surrenders for benefit payments and fees..................................              (4,333)               (224)
   Other transactions........................................................                   4                  --
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                 689               6,018
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              (3,443)               (709)

NET ASSETS:
   Beginning of year.........................................................              66,233              78,662
                                                                               -------------------  ------------------
   End of year...............................................................   $          62,790   $          77,953
                                                                               ===================  ==================

                                                                                   BLACKROCK            BLACKROCK
                                                                                   SMALL CAP             MID CAP
                                                                                GROWTH FUND II        DIVIDEND FUND
                                                                                SUB-ACCOUNT (9)        SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (1,036)   $          10,568
   Net realized gain (loss) on security transactions.........................              5,788              (14,810)
   Net realized gain on distributions........................................             33,393               76,880
   Net unrealized appreciation (depreciation) of investments during the year.            (15,573)            (215,958)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             22,572             (143,320)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             13,812              133,872
   Net transfers.............................................................           (950,724)               1,685
   Surrenders for benefit payments and fees..................................            (11,372)            (164,287)
   Other transactions........................................................                 10                   (6)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (21)                 (63)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (948,295)             (28,799)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (925,723)            (172,119)

NET ASSETS:
   Beginning of year.........................................................            925,723            1,389,665
                                                                               ------------------  -------------------
   End of year...............................................................  $              --    $       1,217,546
                                                                               ==================  ===================

                                                                                    BLACKROCK          BLACKROCK
                                                                                  INTERNATIONAL     MID CAP GROWTH
                                                                                  DIVIDEND FUND    EQUITY PORTFOLIO
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          22,209   $          (2,870)
   Net realized gain (loss) on security transactions.........................            (70,082)             25,270
   Net realized gain on distributions........................................             19,505              12,075
   Net unrealized appreciation (depreciation) of investments during the year.            (81,892)            (29,665)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (110,260)              4,810
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            129,284              38,454
   Net transfers.............................................................           (562,242)             22,545
   Surrenders for benefit payments and fees..................................           (127,766)            (80,791)
   Other transactions........................................................                 73                 (12)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (21)                (17)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (560,672)            (19,821)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (670,932)            (15,011)

NET ASSETS:
   Beginning of year.........................................................          1,249,331             264,736
                                                                               ------------------  ------------------
   End of year...............................................................  $         578,399   $         249,725
                                                                               ==================  ==================

                                                                                                        NEUBERGER
                                                                                VICTORY MUNDER           BERMAN
                                                                                 MID-CAP CORE          SUSTAINABLE
                                                                                  GROWTH FUND          EQUITY FUND
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT (10)
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (9,107)   $          (5,758)
   Net realized gain (loss) on security transactions.........................             18,093               23,811
   Net realized gain on distributions........................................            998,700              128,141
   Net unrealized appreciation (depreciation) of investments during the year.         (1,479,878)            (245,752)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (472,192)             (99,558)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            166,371              185,064
   Net transfers.............................................................             26,605                1,446
   Surrenders for benefit payments and fees..................................           (385,187)            (226,066)
   Other transactions........................................................                288                  261
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (140)                 (42)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (192,063)             (39,337)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (664,255)            (138,895)

NET ASSETS:
   Beginning of year.........................................................          3,669,534            1,617,459
                                                                               ------------------  -------------------
   End of year...............................................................  $       3,005,279    $       1,478,564
                                                                               ==================  ===================

                                                                                   NUVEEN NWQ         THE OAKMARK
                                                                                  INTERNATIONAL      INTERNATIONAL
                                                                                   VALUE FUND       SMALL CAP FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $             123   $           3,550
   Net realized gain (loss) on security transactions.........................                 79                 306
   Net realized gain on distributions........................................                 --              24,408
   Net unrealized appreciation (depreciation) of investments during the year.            (13,931)           (149,516)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (13,729)           (121,252)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              7,053                  --
   Net transfers.............................................................             20,518              35,579
   Surrenders for benefit payments and fees..................................               (374)            (62,436)
   Other transactions........................................................                  3                   1
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             27,200             (26,856)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             13,471            (148,108)

NET ASSETS:
   Beginning of year.........................................................             48,259             508,372
                                                                               ------------------  ------------------
   End of year...............................................................  $          61,730   $         360,264
                                                                               ==================  ==================

(9)   Effective March 2, 2018 BlackRock Small Cap Growth Fund II merged with
      BlackRock Advantage Small Cap Growth Fund

(10)  Formerly Neuberger Berman Socially Responsive Fund. Change effective May
      1, 2018

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-338

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-339

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                   THE OAKMARK        OPPENHEIMER
                                                                                   EQUITY AND           CAPITAL
                                                                                   INCOME FUND     APPRECIATION FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $         165,688   $          (4,702)
   Net realized gain (loss) on security transactions.........................            122,518               2,972
   Net realized gain on distributions........................................            721,574              65,644
   Net unrealized appreciation (depreciation) of investments during the year.         (1,884,943)           (117,598)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (875,163)            (53,684)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             20,144              24,519
   Net transfers.............................................................            (55,187)              8,603
   Surrenders for benefit payments and fees..................................         (1,385,625)            (48,298)
   Other transactions........................................................                144                   2
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (45)                (12)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (1,420,569)            (15,186)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (2,295,732)            (68,870)

NET ASSETS:
   Beginning of year.........................................................         11,980,230             841,184
                                                                               ------------------  ------------------
   End of year...............................................................  $       9,684,498   $         772,314
                                                                               ==================  ==================

                                                                                                       OPPENHEIMER
                                                                                  OPPENHEIMER            GLOBAL
                                                                                  GLOBAL FUND      OPPORTUNITIES FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (1,657)   $          (3,287)
   Net realized gain (loss) on security transactions.........................            250,950                2,209
   Net realized gain on distributions........................................            475,211               31,059
   Net unrealized appreciation (depreciation) of investments during the year.         (1,415,705)            (109,369)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (691,201)             (79,388)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            333,719               48,700
   Net transfers.............................................................            128,874               52,335
   Surrenders for benefit payments and fees..................................           (851,675)              (4,447)
   Other transactions........................................................                  7                    5
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (68)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (389,143)              96,593
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................         (1,080,344)              17,205

NET ASSETS:
   Beginning of year.........................................................          5,472,655              306,972
                                                                               ------------------  -------------------
   End of year...............................................................  $       4,392,311    $         324,177
                                                                               ==================  ===================

                                                                                   OPPENHEIMER
                                                                                  INTERNATIONAL       OPPENHEIMER
                                                                                   GROWTH FUND     MAIN STREET FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          31,115   $           1,662
   Net realized gain (loss) on security transactions.........................            111,837               2,165
   Net realized gain on distributions........................................                 --              91,053
   Net unrealized appreciation (depreciation) of investments during the year.         (1,045,713)           (150,955)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (902,761)            (56,075)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            617,853              66,609
   Net transfers.............................................................            (34,027)             23,748
   Surrenders for benefit payments and fees..................................           (698,738)            (21,134)
   Other transactions........................................................               (170)                 (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (38)                (66)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (115,120)             69,156
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (1,017,881)             13,081

NET ASSETS:
   Beginning of year.........................................................          4,679,094             577,794
                                                                               ------------------  ------------------
   End of year...............................................................  $       3,661,213   $         590,875
                                                                               ==================  ==================

                                                                                   OPPENHEIMER          OPPENHEIMER
                                                                                GLOBAL STRATEGIC        MAIN STREET
                                                                                   INCOME FUND         MID CAP FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          26,132   $         (19,873)
   Net realized gain (loss) on security transactions.........................              (5,500)            (15,744)
   Net realized gain on distributions........................................                  --             312,013
   Net unrealized appreciation (depreciation) of investments during the year.             (56,121)           (632,859)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (35,489)           (356,463)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              85,469             260,403
   Net transfers.............................................................             (42,262)             (7,473)
   Surrenders for benefit payments and fees..................................             (43,527)           (898,749)
   Other transactions........................................................                 (57)                 (1)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                 (45)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                (377)           (645,865)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (35,866)         (1,002,328)

NET ASSETS:
   Beginning of year.........................................................             637,072           3,403,266
                                                                               -------------------  ------------------
   End of year...............................................................   $         601,206   $       2,400,938
                                                                               ===================  ==================

                                                                                  OPPENHEIMER          OPPENHEIMER
                                                                                  DEVELOPING             CAPITAL
                                                                                 MARKETS FUND          INCOME FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (7,424)   $              14
   Net realized gain (loss) on security transactions.........................            224,946                   --
   Net realized gain on distributions........................................                 --                   --
   Net unrealized appreciation (depreciation) of investments during the year.           (956,399)                 (48)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (738,877)                 (34)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            395,442                  214
   Net transfers.............................................................            (91,647)                  --
   Surrenders for benefit payments and fees..................................         (1,365,404)                  (3)
   Other transactions........................................................               (482)                  --
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (172)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (1,062,263)                 211
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................         (1,801,140)                 177

NET ASSETS:
   Beginning of year.........................................................          6,426,923                  509
                                                                               ------------------  -------------------
   End of year...............................................................  $       4,625,783    $             686
                                                                               ==================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-340

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-341

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                   OPPENHEIMER          OPPENHEIMER
                                                                                  INTERNATIONAL           MID CAP
                                                                                    BOND FUND           VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $         140,300   $          (2,600)
   Net realized gain (loss) on security transactions.........................             (44,028)             63,670
   Net realized gain on distributions........................................                  --              36,787
   Net unrealized appreciation (depreciation) of investments during the year.            (353,783)           (185,462)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (257,511)            (87,605)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             373,229              46,036
   Net transfers.............................................................            (112,828)             36,891
   Surrenders for benefit payments and fees..................................            (490,528)           (243,661)
   Other transactions........................................................                (357)                  4
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (98)                (23)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (230,582)           (160,753)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (488,093)           (248,358)

NET ASSETS:
   Beginning of year.........................................................           3,958,987             619,341
                                                                               -------------------  ------------------
   End of year...............................................................   $       3,470,894   $         370,983
                                                                               ===================  ==================

                                                                                   OPPENHEIMER        OPPENHEIMER
                                                                                   MAIN STREET      GOLD & SPECIAL
                                                                                 ALL CAP FUND(R)     MINERALS FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (5,014)  $         (13,402)
   Net realized gain (loss) on security transactions.........................             16,435             (66,370)
   Net realized gain on distributions........................................             77,305                  --
   Net unrealized appreciation (depreciation) of investments during the year.           (213,878)           (164,061)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (125,152)           (243,833)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            112,305             240,715
   Net transfers.............................................................              3,857              22,887
   Surrenders for benefit payments and fees..................................           (177,188)           (296,695)
   Other transactions........................................................                  2                   4
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (47)               (142)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (61,071)            (33,231)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (186,223)           (277,064)

NET ASSETS:
   Beginning of year.........................................................          1,168,373           1,770,183
                                                                               ------------------  ------------------
   End of year...............................................................  $         982,150   $       1,493,119
                                                                               ==================  ==================

                                                                                                        OPPENHEIMER
                                                                                   OPPENHEIMER            EQUITY
                                                                                REAL ESTATE FUND        INCOME FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          14,208   $              60
   Net realized gain (loss) on security transactions.........................             (39,499)                  2
   Net realized gain on distributions........................................              36,101                 398
   Net unrealized appreciation (depreciation) of investments during the year.            (103,946)             (1,133)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (93,136)               (673)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             192,482               1,336
   Net transfers.............................................................             (35,681)                 --
   Surrenders for benefit payments and fees..................................            (293,936)                (13)
   Other transactions........................................................                   1                   2
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (94)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (137,228)              1,325
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (230,364)                652

NET ASSETS:
   Beginning of year.........................................................           1,529,778               4,864
                                                                               -------------------  ------------------
   End of year...............................................................   $       1,299,414   $           5,516
                                                                               ===================  ==================

                                                                                  OPPENHEIMER         OPPENHEIMER
                                                                                 INTERNATIONAL          RISING
                                                                               DIVERSIFIED FUND     DIVIDENDS FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $            (242)  $              (2)
   Net realized gain (loss) on security transactions.........................                508                  64
   Net realized gain on distributions........................................                 --                 522
   Net unrealized appreciation (depreciation) of investments during the year.            (21,714)             (1,172)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (21,448)               (588)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             35,980               2,529
   Net transfers.............................................................              8,569                  --
   Surrenders for benefit payments and fees..................................             (2,861)             (1,158)
   Other transactions........................................................                 (4)                  1
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (19)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             41,665               1,372
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             20,217                 784

NET ASSETS:
   Beginning of year.........................................................            102,863               6,661
                                                                               ------------------  ------------------
   End of year...............................................................  $         123,080   $           7,445
                                                                               ==================  ==================

                                                                                     PUTNAM
                                                                                     GLOBAL              PUTNAM VT
                                                                                   EQUITY FUND        HIGH YIELD FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $            (261)  $          17,955
   Net realized gain (loss) on security transactions.........................                 525              (3,581)
   Net realized gain on distributions........................................                  --                  --
   Net unrealized appreciation (depreciation) of investments during the year.              (8,996)            (31,731)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (8,732)            (17,357)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 779               1,440
   Net transfers.............................................................                  --             (70,604)
   Surrenders for benefit payments and fees..................................              (1,478)             (7,709)
   Other transactions........................................................                  --                  --
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                (699)            (76,873)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              (9,431)            (94,230)

NET ASSETS:
   Beginning of year.........................................................              68,113             436,385
                                                                               -------------------  ------------------
   End of year...............................................................   $          58,682   $         342,155
                                                                               ===================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-342

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-343

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                     PUTNAM VT            PUTNAM VT
                                                                                   INTERNATIONAL         SUSTAINABLE
                                                                                    GROWTH FUND         LEADERS FUND
                                                                                    SUB-ACCOUNT       SUB-ACCOUNT (11)
                                                                                -------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $           (1,309)  $          (2,907)
   Net realized gain (loss) on security transactions..........................              (1,524)              9,789
   Net realized gain on distributions.........................................              15,394              52,861
   Net unrealized appreciation (depreciation) of investments during the year..             (49,557)            (65,958)
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............             (36,996)             (6,215)
                                                                                -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               4,381               2,359
   Net transfers..............................................................               1,128             (17,940)
   Surrenders for benefit payments and fees...................................              (1,356)            (16,079)
   Other transactions.........................................................                   1                  --
   Death benefits.............................................................                  --                  --
   Net loan activity..........................................................                  --                  --
   Net annuity transactions...................................................                  --                  --
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....               4,154             (31,660)
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets......................................             (32,842)            (37,875)

NET ASSETS:
   Beginning of year..........................................................             168,823             410,076
                                                                                -------------------  ------------------
   End of year................................................................  $          135,981   $         372,201
                                                                                ===================  ==================

                                                                                     PUTNAM VT           PIONEER
                                                                                     SMALL CAP         DISCIPLINED
                                                                                    VALUE FUND         VALUE FUND
                                                                                    SUB-ACCOUNT        SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $            (713)  $              55
   Net realized gain (loss) on security transactions..........................             (2,449)             (3,773)
   Net realized gain on distributions.........................................             73,524              17,902
   Net unrealized appreciation (depreciation) of investments during the year..           (119,763)            (32,321)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            (49,401)            (18,137)
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              6,692              21,161
   Net transfers..............................................................                 --             (13,551)
   Surrenders for benefit payments and fees...................................             (2,963)             (1,625)
   Other transactions.........................................................                 --                   3
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                  (1)
   Net annuity transactions...................................................            (14,110)                 --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (10,381)              5,987
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            (59,782)            (12,150)

NET ASSETS:
   Beginning of year..........................................................            249,399             128,540
                                                                                ------------------  ------------------
   End of year................................................................  $         189,617   $         116,390
                                                                                ==================  ==================

                                                                                                         PIONEER
                                                                                 PIONEER EQUITY        FUNDAMENTAL
                                                                                   INCOME FUND         GROWTH FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $             593   $            (353)
   Net realized gain (loss) on security transactions..........................              1,402                 469
   Net realized gain on distributions.........................................              2,985               2,547
   Net unrealized appreciation (depreciation) of investments during the year..             (9,772)             (3,544)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............             (4,792)               (881)
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              4,485               6,960
   Net transfers..............................................................             60,616                 (10)
   Surrenders for benefit payments and fees...................................            (26,039)             (2,446)
   Other transactions.........................................................                  1                   2
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                  --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             39,063               4,506
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................             34,271               3,625

NET ASSETS:
   Beginning of year..........................................................             26,430              43,134
                                                                                ------------------  ------------------
   End of year................................................................  $          60,701   $          46,759
                                                                                ==================  ==================

                                                                                    ALLIANZGI            ALLIANZGI
                                                                                NFJ INTERNATIONAL      NFJ SMALL-CAP
                                                                                   VALUE FUND           VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                                ------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $              83    $          27,794
   Net realized gain (loss) on security transactions..........................                 (2)             (63,859)
   Net realized gain on distributions.........................................                 --              228,288
   Net unrealized appreciation (depreciation) of investments during the year..             (1,683)            (435,911)
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             (1,602)            (243,688)
                                                                                ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              1,995               85,700
   Net transfers..............................................................                792              (34,509)
   Surrenders for benefit payments and fees...................................                (21)            (303,467)
   Other transactions.........................................................                  2                    8
   Death benefits.............................................................                 --                   --
   Net loan activity..........................................................                 --                   (8)
   Net annuity transactions...................................................                 --                   --
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              2,768             (252,276)
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets......................................              1,166             (495,964)

NET ASSETS:
   Beginning of year..........................................................              7,696            1,473,043
                                                                                ------------------  -------------------
   End of year................................................................  $           8,862    $         977,079
                                                                                ==================  ===================

                                                                                     ALLIANZGI          AMG MANAGERS
                                                                                   NFJ DIVIDEND            CADENCE
                                                                                    VALUE FUND          MID CAP FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $          60,653    $            (350)
   Net realized gain (loss) on security transactions..........................            (106,055)               1,098
   Net realized gain on distributions.........................................             916,488                6,553
   Net unrealized appreciation (depreciation) of investments during the year..          (1,478,836)             (11,769)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............            (607,750)              (4,468)
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             709,700                2,947
   Net transfers..............................................................              17,818                7,590
   Surrenders for benefit payments and fees...................................          (1,754,646)              (5,081)
   Other transactions.........................................................                 468                    4
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                (284)                  --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....          (1,026,944)               5,460
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................          (1,634,694)                 992

NET ASSETS:
   Beginning of year..........................................................           6,324,704               35,741
                                                                                -------------------  -------------------
   End of year................................................................   $       4,690,010    $          36,733
                                                                                ===================  ===================

(11)  Formerly Putnam VT Multi-Cap Growth Fund. Change effective May 1, 2018

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-344

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-345

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                      PIMCO
                                                                                EMERGING MARKETS
                                                                                    BOND FUND        PIONEER FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          15,554   $            (751)
   Net realized gain (loss) on security transactions.........................             (5,516)            (26,861)
   Net realized gain on distributions........................................                 --              91,911
   Net unrealized appreciation (depreciation) of investments during the year.            (39,033)            (76,498)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (28,995)            (12,199)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             36,885             149,885
   Net transfers.............................................................             (2,295)            (25,214)
   Surrenders for benefit payments and fees..................................            (99,682)           (201,818)
   Other transactions........................................................                (15)               (157)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (34)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (65,107)            (77,338)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (94,102)            (89,537)

NET ASSETS:
   Beginning of year.........................................................            555,567             830,128
                                                                               ------------------  ------------------
   End of year...............................................................  $         461,465   $         740,591
                                                                               ==================  ==================

                                                                                                         PIONEER
                                                                                    PIONEER             STRATEGIC
                                                                                HIGH YIELD FUND        INCOME FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          50,997    $         139,045
   Net realized gain (loss) on security transactions.........................             (6,226)             (29,118)
   Net realized gain on distributions........................................                 --                   --
   Net unrealized appreciation (depreciation) of investments during the year.            (83,458)            (226,737)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (38,687)            (116,810)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            102,878              810,798
   Net transfers.............................................................            (68,196)              25,853
   Surrenders for benefit payments and fees..................................           (101,662)            (884,344)
   Other transactions........................................................             (2,153)                (120)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (42)                (226)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (69,175)             (48,039)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (107,862)            (164,849)

NET ASSETS:
   Beginning of year.........................................................          1,137,350            5,189,038
                                                                               ------------------  -------------------
   End of year...............................................................  $       1,029,488    $       5,024,189
                                                                               ==================  ===================

                                                                                     PIONEER             PIONEER
                                                                                     MID CAP         SELECT MID CAP
                                                                                   VALUE FUND          GROWTH FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (1,546)  $          (7,483)
   Net realized gain (loss) on security transactions.........................              2,996              21,262
   Net realized gain on distributions........................................             85,715              89,263
   Net unrealized appreciation (depreciation) of investments during the year.           (305,220)           (149,508)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (218,055)            (46,466)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             97,593              65,210
   Net transfers.............................................................           (126,781)            (86,465)
   Surrenders for benefit payments and fees..................................           (153,176)            (30,580)
   Other transactions........................................................                  8                   2
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (33)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (182,389)            (51,833)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (400,444)            (98,299)

NET ASSETS:
   Beginning of year.........................................................          1,232,474             736,420
                                                                               ------------------  ------------------
   End of year...............................................................  $         832,030   $         638,121
                                                                               ==================  ==================

                                                                                                        PUTNAM
                                                                                  PIMCO TOTAL           EQUITY
                                                                                RETURN ESG FUND       INCOME FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $           2,079   $           7,755
   Net realized gain (loss) on security transactions.........................               (747)             22,134
   Net realized gain on distributions........................................                 --              32,386
   Net unrealized appreciation (depreciation) of investments during the year.             (4,110)           (140,586)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (2,778)            (78,311)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             22,242             115,656
   Net transfers.............................................................            (11,124)            (20,017)
   Surrenders for benefit payments and fees..................................             (5,415)            (88,105)
   Other transactions........................................................                  3                 264
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (10)                (17)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              5,696               7,781
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              2,918             (70,530)

NET ASSETS:
   Beginning of year.........................................................            146,194             858,540
                                                                               ------------------  ------------------
   End of year...............................................................  $         149,112   $         788,010
                                                                               ==================  ==================

                                                                                     PUTNAM               PUTNAM
                                                                                   HIGH YIELD          INTERNATIONAL
                                                                                      FUND              EQUITY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          60,359    $           4,809
   Net realized gain (loss) on security transactions.........................             (16,271)              21,991
   Net realized gain on distributions........................................                  --               11,824
   Net unrealized appreciation (depreciation) of investments during the year.            (100,010)            (111,160)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             (55,922)             (72,536)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             203,731                   --
   Net transfers.............................................................            (128,074)             (25,956)
   Surrenders for benefit payments and fees..................................            (281,263)             (43,253)
   Other transactions........................................................                   1                    2
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                 (39)                  --
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (205,644)             (69,207)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................            (261,566)            (141,743)

NET ASSETS:
   Beginning of year.........................................................           1,423,137              440,134
                                                                               -------------------  -------------------
   End of year...............................................................   $       1,161,571    $         298,391
                                                                               ===================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-346

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-347

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                                         PUTNAM
                                                                                     PUTNAM           INTERNATIONAL
                                                                                   SUSTAINABLE           CAPITAL
                                                                                  LEADERS FUND     OPPORTUNITIES FUND
                                                                                SUB-ACCOUNT (12)       SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $             (31)  $          (1,718)
   Net realized gain (loss) on security transactions.........................                988               9,126
   Net realized gain on distributions........................................                135              16,629
   Net unrealized appreciation (depreciation) of investments during the year.               (868)            (60,482)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                224             (36,445)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                  8              21,149
   Net transfers.............................................................                 --             (14,460)
   Surrenders for benefit payments and fees..................................             (4,313)            (12,438)
   Other transactions........................................................                 (1)                  2
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  (3)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (4,306)             (5,750)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             (4,082)            (42,195)

NET ASSETS:
   Beginning of year.........................................................              4,856             227,513
                                                                               ------------------  ------------------
   End of year...............................................................  $             774   $         185,318
                                                                               ==================  ==================

                                                                                    PUTNAM
                                                                                   SMALL CAP              ROYCE
                                                                                  GROWTH FUND       TOTAL RETURN FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $            (794)   $             157
   Net realized gain (loss) on security transactions.........................             10,481              (64,422)
   Net realized gain on distributions........................................              2,326              111,194
   Net unrealized appreciation (depreciation) of investments during the year.            (17,534)            (141,539)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             (5,521)             (94,610)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              7,636              107,763
   Net transfers.............................................................            (53,783)              27,394
   Surrenders for benefit payments and fees..................................             (5,383)            (102,319)
   Other transactions........................................................                  3                   13
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                   (8)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (51,527)              32,843
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            (57,048)             (61,767)

NET ASSETS:
   Beginning of year.........................................................            162,857              723,484
                                                                               ------------------  -------------------
   End of year...............................................................  $         105,809    $         661,717
                                                                               ==================  ===================

                                                                                      ROYCE                ROYCE
                                                                                SMALLER-COMPANIES        SMALL-CAP
                                                                                   GROWTH FUND          VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          (2,075)   $          (2,178)
   Net realized gain (loss) on security transactions.........................              (1,960)             (21,989)
   Net realized gain on distributions........................................             167,586               20,546
   Net unrealized appreciation (depreciation) of investments during the year.            (221,713)             (13,881)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             (58,162)             (17,502)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              15,642               41,468
   Net transfers.............................................................              (4,658)             (27,616)
   Surrenders for benefit payments and fees..................................             (35,204)             (65,180)
   Other transactions........................................................                   2                    9
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                  --                   (2)
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (24,218)             (51,321)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................             (82,380)             (68,823)

NET ASSETS:
   Beginning of year.........................................................             609,687              249,428
                                                                               -------------------  -------------------
   End of year...............................................................   $         527,307    $         180,605
                                                                               ===================  ===================

                                                                                    COLUMBIA            COLUMBIA
                                                                                    LARGE CAP         SMALL/MID CAP
                                                                                   VALUE FUND          VALUE FUND
                                                                                SUB-ACCOUNT (13)       SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $           1,226   $          (1,462)
   Net realized gain (loss) on security transactions.........................              1,967               3,019
   Net realized gain on distributions........................................             10,960              20,977
   Net unrealized appreciation (depreciation) of investments during the year.            (28,803)            (76,973)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (14,650)            (54,439)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              9,632              72,597
   Net transfers.............................................................             (1,851)            (26,532)
   Surrenders for benefit payments and fees..................................            (11,955)             (8,279)
   Other transactions........................................................                  2                   4
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (3)                 (2)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (4,175)             37,788
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (18,825)            (16,651)

NET ASSETS:
   Beginning of year.........................................................            133,732             277,274
                                                                               ------------------  ------------------
   End of year...............................................................  $         114,907   $         260,623
                                                                               ==================  ==================

                                                                                   RIDGEWORTH         RIDGEWORTH
                                                                                     CEREDEX            CEREDEX
                                                                                 SMALL CAP VALUE     MID-CAP VALUE
                                                                                   EQUITY FUND        EQUITY FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $           4,262   $          (1,600)
   Net realized gain (loss) on security transactions.........................            (81,056)              5,785
   Net realized gain on distributions........................................            148,626             127,448
   Net unrealized appreciation (depreciation) of investments during the year.           (231,021)           (225,687)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (159,189)            (94,054)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            142,875             143,441
   Net transfers.............................................................            (67,764)            (23,289)
   Surrenders for benefit payments and fees..................................           (364,884)           (341,853)
   Other transactions........................................................                (21)                (24)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (14)               (106)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (289,808)           (221,831)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (448,997)           (315,885)

NET ASSETS:
   Beginning of year.........................................................          1,453,388           1,370,202
                                                                               ------------------  ------------------
   End of year...............................................................  $       1,004,391   $       1,054,317
                                                                               ==================  ==================

(12)  Formerly Putnam Multi-Cap Growth Fund. Change effective March 21, 2018

(13)  Formerly Columbia Diversified Equity Income Fund. Change effective
      February 28, 2018

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-348

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-349

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                                         RIDGEWORTH
                                                                                    RIDGEWORTH             CEREDEX
                                                                                    SEIX TOTAL         LARGE CAP VALUE
                                                                                 RETURN BOND FUND        EQUITY FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................  $            1,459   $            1,073
   Net realized gain (loss) on security transactions..........................                (311)              (6,069)
   Net realized gain on distributions.........................................                  --               27,546
   Net unrealized appreciation (depreciation) of investments during the year..              (2,762)             (40,184)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              (1,614)             (17,634)
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               7,727               19,134
   Net transfers..............................................................                  --              (25,073)
   Surrenders for benefit payments and fees...................................              (3,985)             (39,586)
   Other transactions.........................................................                   4                 (315)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (16)                  --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....               3,730              (45,840)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................               2,116              (63,474)

NET ASSETS:
   Beginning of year..........................................................             132,571              179,080
                                                                                -------------------  -------------------
   End of year................................................................  $          134,687   $          115,606
                                                                                ===================  ===================

                                                                                  DWS REAL ESTATE       DWS EQUITY
                                                                                  SECURITIES FUND      DIVIDEND FUND
                                                                                 SUB-ACCOUNT (14)    SUB-ACCOUNT (15)
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $             199   $           2,307
   Net realized gain (loss) on security transactions..........................                 (8)             16,667
   Net realized gain on distributions.........................................                304              15,177
   Net unrealized appreciation (depreciation) of investments during the year..             (1,207)            (37,495)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............               (712)             (3,344)
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                 --              12,526
   Net transfers..............................................................                 --                  --
   Surrenders for benefit payments and fees...................................                 --             (58,710)
   Other transactions.........................................................                  1                   1
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                  --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....                  1             (46,183)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................               (711)            (49,527)

NET ASSETS:
   Beginning of year..........................................................             16,480             216,014
                                                                                ------------------  ------------------
   End of year................................................................  $          15,769   $         166,487
                                                                                ==================  ==================

                                                                                                      DWS ENHANCED
                                                                                   DWS CAPITAL      EMERGING MARKETS
                                                                                   GROWTH FUND        FIXED INCOME
                                                                                SUB-ACCOUNT (16)    SUB-ACCOUNT (17)
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $             (38)  $             590
   Net realized gain (loss) on security transactions..........................                 43              (1,257)
   Net realized gain on distributions.........................................                737                  --
   Net unrealized appreciation (depreciation) of investments during the year..             (1,217)             (1,350)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............               (475)             (2,017)
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              5,222               3,429
   Net transfers..............................................................               (880)            (20,267)
   Surrenders for benefit payments and fees...................................                 (8)                (10)
   Other transactions.........................................................                 --                   1
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                  --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              4,334             (16,847)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................              3,859             (18,864)

NET ASSETS:
   Beginning of year..........................................................              1,867              41,864
                                                                                ------------------  ------------------
   End of year................................................................  $           5,726   $          23,000
                                                                                ==================  ==================

                                                                                  SSGA S&P 500          DWS CORE
                                                                                   INDEX FUND          EQUITY VIP
                                                                                   SUB-ACCOUNT      SUB-ACCOUNT (18)
                                                                                ------------------  ------------------

OPERATIONS:
   Net investment income (loss)...............................................  $          29,298   $             971
   Net realized gain (loss) on security transactions..........................             41,776               1,215
   Net realized gain on distributions.........................................            167,520              22,839
   Net unrealized appreciation (depreciation) of investments during the year..           (330,963)            (28,162)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            (92,369)             (3,137)
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            142,898               1,200
   Net transfers..............................................................             59,405             (20,758)
   Surrenders for benefit payments and fees...................................           (158,028)             (4,013)
   Other transactions.........................................................                  1                  --
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (20)                 --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             44,256             (23,571)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            (48,113)            (26,708)

NET ASSETS:
   Beginning of year..........................................................          1,802,515              88,730
                                                                                ------------------  ------------------
   End of year................................................................  $       1,754,402   $          62,022
                                                                                ==================  ==================

                                                                                    DWS GLOBAL             SELECT
                                                                                    GROWTH FUND         OVERSEAS FUND
                                                                                 SUB-ACCOUNT (19)        SUB-ACCOUNT
                                                                                -------------------  -------------------

OPERATIONS:
   Net investment income (loss)...............................................   $             220    $            (795)
   Net realized gain (loss) on security transactions..........................               1,013                8,550
   Net realized gain on distributions.........................................                  --                1,216
   Net unrealized appreciation (depreciation) of investments during the year..             (26,966)             (23,236)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             (25,733)             (14,265)
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               6,969                4,693
   Net transfers..............................................................              (1,896)             (60,001)
   Surrenders for benefit payments and fees...................................              (3,584)                 (12)
   Other transactions.........................................................                   5                    1
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....               1,494              (55,319)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             (24,239)             (69,584)

NET ASSETS:
   Beginning of year..........................................................             143,447               82,583
                                                                                -------------------  -------------------
   End of year................................................................   $         119,208    $          12,999
                                                                                ===================  ===================

(14)  Formerly Deutsche Real Estate Securities Fund. Change effective July 2,
      2018

(15)  Formerly Deutsche Equity Dividend Fund. Change effective July 2, 2018

(16)  Formerly Deutsche Capital Growth Fund. Change effective July 2, 2018

(17)  Formerly Deutsche Enhanced Emerging Markets Fixed Income. Change
      effective July 2, 2018

(18)  Formerly Deutsche Core Equity VIP. Change effective July 2, 2018

(19)  Formerly Deutsche Global Growth Fund. Change effective July 2, 2018

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-350

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-351

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                   MASSMUTUAL          MASSMUTUAL
                                                                                  SELECT TOTAL          BLUE CHIP
                                                                                RETURN BOND FUND       GROWTH FUND
                                                                                   SUB-ACCOUNT      SUB-ACCOUNT (20)
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          4,841   $              (2)
   Net realized gain (loss) on security transactions.........................             (3,484)                654
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year.             (3,835)                650
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (2,478)              1,302
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             32,534                 427
   Net transfers.............................................................              4,909               8,226
   Surrenders for benefit payments and fees..................................            (51,012)                 (7)
   Other transactions........................................................                 --                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (49)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (13,618)              8,646
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (16,096)              9,948

NET ASSETS:
   Beginning of year.........................................................            266,657                  --
                                                                               ------------------  ------------------
   End of year...............................................................   $        250,561   $           9,948
                                                                               ==================  ==================

                                                                                    SELECT
                                                                                T. ROWE PRICE/       SELECT WESTERN
                                                                                   FRONTIER             STRATEGIC
                                                                                 MC GR II FUND          BOND FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $            (601)  $           4,185
   Net realized gain (loss) on security transactions.........................              2,482                (654)
   Net realized gain on distributions........................................              4,166                  --
   Net unrealized appreciation (depreciation) of investments during the year.             (6,037)             (8,852)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 10              (5,321)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              7,784              18,322
   Net transfers.............................................................             94,028              (1,336)
   Surrenders for benefit payments and fees..................................            (44,475)             (5,459)
   Other transactions........................................................                 (1)                 --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (10)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             57,336              11,517
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             57,346               6,196

NET ASSETS:
   Beginning of year.........................................................             60,815             207,288
                                                                               ------------------  ------------------
   End of year...............................................................  $         118,161   $         213,484
                                                                               ==================  ==================

                                                                                                      CLEARBRIDGE
                                                                                   CLEARBRIDGE        AGGRESSIVE
                                                                                APPRECIATION FUND     GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $           1,871   $            (403)
   Net realized gain (loss) on security transactions.........................              3,391               3,847
   Net realized gain on distributions........................................             27,105               4,334
   Net unrealized appreciation (depreciation) of investments during the year.            (58,105)             (9,451)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (25,738)             (1,673)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             49,202               2,284
   Net transfers.............................................................            123,081             (41,089)
   Surrenders for benefit payments and fees..................................            (92,498)             (2,771)
   Other transactions........................................................               (399)                  4
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (4)                (13)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             79,382             (41,585)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             53,644             (43,258)

NET ASSETS:
   Beginning of year.........................................................            453,599              70,595
                                                                               ------------------  ------------------
   End of year...............................................................  $         507,243   $          27,337
                                                                               ==================  ==================

                                                                                   CLEARBRIDGE          CLEARBRIDGE
                                                                               ALL CAP VALUE FUND      MID CAP FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $            (121)  $          (3,741)
   Net realized gain (loss) on security transactions.........................                 (25)             32,996
   Net realized gain on distributions........................................               3,337              36,173
   Net unrealized appreciation (depreciation) of investments during the year.              (8,641)           (199,123)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (5,450)           (133,695)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               1,960             166,861
   Net transfers.............................................................               6,977             (68,567)
   Surrenders for benefit payments and fees..................................                 (19)           (233,020)
   Other transactions........................................................                   1                   9
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                 (42)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               8,919            (134,759)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................               3,469            (268,454)

NET ASSETS:
   Beginning of year.........................................................              27,082           1,175,466
                                                                               -------------------  ------------------
   End of year...............................................................   $          30,551   $         907,012
                                                                               ===================  ==================

                                                                                  CLEARBRIDGE           THORNBURG
                                                                                   SMALL CAP          INTERNATIONAL
                                                                                  GROWTH FUND          VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (6,715)   $          10,683
   Net realized gain (loss) on security transactions.........................             78,036              (69,242)
   Net realized gain on distributions........................................            113,523                   --
   Net unrealized appreciation (depreciation) of investments during the year.           (137,879)            (611,383)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             46,965             (669,942)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             94,869              258,703
   Net transfers.............................................................              6,239              617,563
   Surrenders for benefit payments and fees..................................           (195,838)            (611,447)
   Other transactions........................................................                 (3)                   2
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (24)                 (49)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (94,757)             264,772
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            (47,792)            (405,170)

NET ASSETS:
   Beginning of year.........................................................            881,118            3,067,493
                                                                               ------------------  -------------------
   End of year...............................................................  $         833,326    $       2,662,323
                                                                               ==================  ===================

(20)  Funded as of December 24, 2018

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-352

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-353

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                    THORNBURG          THORNBURG
                                                                                   VALUE FUND      CORE GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (8,059)  $          (6,993)
   Net realized gain (loss) on security transactions.........................             68,380              33,781
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year.           (226,702)            (55,260)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (166,381)            (28,472)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            133,794              81,285
   Net transfers.............................................................             11,467              28,042
   Surrenders for benefit payments and fees..................................           (265,660)           (116,570)
   Other transactions........................................................                  8                   1
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (167)                (87)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (120,558)             (7,329)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (286,939)            (35,801)

NET ASSETS:
   Beginning of year.........................................................          1,756,964             739,407
                                                                               ------------------  ------------------
   End of year...............................................................  $       1,470,025   $         703,606
                                                                               ==================  ==================

                                                                                  TIMOTHY PLAN       T. ROWE PRICE
                                                                                  LARGE/MID CAP         GROWTH
                                                                                   VALUE FUND      STOCK FUND, INC.
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (1,040)  $         (63,867)
   Net realized gain (loss) on security transactions.........................              2,897             729,411
   Net realized gain on distributions........................................             16,982             510,003
   Net unrealized appreciation (depreciation) of investments during the year.            (36,824)         (1,258,837)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (17,985)            (83,290)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             30,944           1,024,434
   Net transfers.............................................................              7,333             (18,701)
   Surrenders for benefit payments and fees..................................             (7,274)         (2,698,288)
   Other transactions........................................................                (20)               (284)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                (358)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             30,983          (1,693,197)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             12,998          (1,776,487)

NET ASSETS:
   Beginning of year.........................................................            165,136           7,932,181
                                                                               ------------------  ------------------
   End of year...............................................................  $         178,134   $       6,155,694
                                                                               ==================  ==================

                                                                                  T. ROWE PRICE        T. ROWE PRICE
                                                                                     EQUITY           RETIREMENT 2010
                                                                                   INCOME FUND             FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          11,328   $          10,773
   Net realized gain (loss) on security transactions.........................              16,594              12,016
   Net realized gain on distributions........................................              97,877              56,670
   Net unrealized appreciation (depreciation) of investments during the year.            (266,626)           (128,057)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (140,827)            (48,598)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             156,503              82,632
   Net transfers.............................................................             (22,939)             53,766
   Surrenders for benefit payments and fees..................................             (95,164)           (166,051)
   Other transactions........................................................                (135)                  2
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (45)                (52)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              38,220             (29,703)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (102,607)            (78,301)

NET ASSETS:
   Beginning of year.........................................................           1,327,212           1,084,602
                                                                               -------------------  ------------------
   End of year...............................................................   $       1,224,605   $       1,006,301
                                                                               ===================  ==================

                                                                                 T. ROWE PRICE        T. ROWE PRICE
                                                                                RETIREMENT 2020      RETIREMENT 2030
                                                                                     FUND                 FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          89,798   $          72,090
   Net realized gain (loss) on security transactions.........................            133,656             168,015
   Net realized gain on distributions........................................            751,331             830,332
   Net unrealized appreciation (depreciation) of investments during the year.         (1,694,103)         (2,099,834)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (719,318)         (1,029,397)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,128,942           1,579,838
   Net transfers.............................................................            620,738             550,986
   Surrenders for benefit payments and fees..................................         (1,150,180)         (1,019,568)
   Other transactions........................................................                 14                  25
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (180)               (492)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            599,334           1,110,789
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (119,984)             81,392

NET ASSETS:
   Beginning of year.........................................................         11,181,063          12,866,488
                                                                               ------------------  ------------------
   End of year...............................................................  $      11,061,079   $      12,947,880
                                                                               ==================  ==================

                                                                                 T. ROWE PRICE        T. ROWE PRICE
                                                                                RETIREMENT 2040      RETIREMENT 2050
                                                                                     FUND                 FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          15,977    $             161
   Net realized gain (loss) on security transactions.........................            157,822              150,074
   Net realized gain on distributions........................................            525,713              218,504
   Net unrealized appreciation (depreciation) of investments during the year.         (1,362,546)            (677,673)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (663,034)            (308,934)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,215,510              844,541
   Net transfers.............................................................            188,438                4,855
   Surrenders for benefit payments and fees..................................           (793,222)            (740,726)
   Other transactions........................................................                 26                  113
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (322)                (246)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            610,430              108,537
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            (52,604)            (200,397)

NET ASSETS:
   Beginning of year.........................................................          7,316,835            3,520,437
                                                                               ------------------  -------------------
   End of year...............................................................  $       7,264,231    $       3,320,040
                                                                               ==================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-354

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-355

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                  T. ROWE PRICE
                                                                                   RETIREMENT          UBS GLOBAL
                                                                                  BALANCED FUND      ALLOCATION FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          3,109   $             (31)
   Net realized gain (loss) on security transactions.........................               (216)                 57
   Net realized gain on distributions........................................             38,885                  --
   Net unrealized appreciation (depreciation) of investments during the year.            (73,736)               (391)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (31,958)               (365)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             41,065                 655
   Net transfers.............................................................            376,178                  --
   Surrenders for benefit payments and fees..................................            (24,118)                 (3)
   Other transactions........................................................                (14)                  2
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (12)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            393,099                 654
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            361,141                 289

NET ASSETS:
   Beginning of year.........................................................            443,981               3,758
                                                                               ------------------  ------------------
   End of year...............................................................   $        805,122   $           4,047
                                                                               ==================  ==================

                                                                                                        VANGUARD
                                                                                    UBS US              SMALL-CAP
                                                                                ALLOCATION FUND        INDEX FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $              21   $          56,887
   Net realized gain (loss) on security transactions.........................                  1             192,372
   Net realized gain on distributions........................................                918                  --
   Net unrealized appreciation (depreciation) of investments during the year.             (1,866)           (557,564)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               (926)           (308,305)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                428               5,175
   Net transfers.............................................................                 --              19,870
   Surrenders for benefit payments and fees..................................                 --            (725,707)
   Other transactions........................................................                  1                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  (7)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                429            (700,669)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................               (497)         (1,008,974)

NET ASSETS:
   Beginning of year.........................................................             10,254           4,306,819
                                                                               ------------------  ------------------
   End of year...............................................................  $           9,757   $       3,297,845
                                                                               ==================  ==================

                                                                                    VANGUARD           VANGUARD
                                                                                     MID-CAP          TOTAL BOND
                                                                                   INDEX FUND      MARKET INDEX FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          40,496   $          31,451
   Net realized gain (loss) on security transactions.........................            114,397              (5,383)
   Net realized gain on distributions........................................                 --                 280
   Net unrealized appreciation (depreciation) of investments during the year.           (358,027)            (28,250)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (203,134)             (1,902)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              6,702               4,175
   Net transfers.............................................................              6,114              28,886
   Surrenders for benefit payments and fees..................................           (466,891)           (130,394)
   Other transactions........................................................                 47                  42
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (6)                 (1)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (454,034)            (97,292)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (657,168)            (99,194)

NET ASSETS:
   Beginning of year.........................................................          2,741,648           1,178,522
                                                                               ------------------  ------------------
   End of year...............................................................  $       2,084,480   $       1,079,328
                                                                               ==================  ==================

                                                                                    VANGUARD              VICTORY
                                                                                   TOTAL STOCK          DIVERSIFIED
                                                                                MARKET INDEX FUND       STOCK FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          49,263   $          (3,296)
   Net realized gain (loss) on security transactions.........................             166,088              (2,005)
   Net realized gain on distributions........................................                  --              69,955
   Net unrealized appreciation (depreciation) of investments during the year.            (304,235)           (163,316)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (88,884)            (98,662)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               1,833              49,411
   Net transfers.............................................................              29,982               1,933
   Surrenders for benefit payments and fees..................................            (609,695)            (45,081)
   Other transactions........................................................                  --                   8
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (11)                 (3)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (577,891)              6,268
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (666,775)            (92,394)

NET ASSETS:
   Beginning of year.........................................................           2,852,647             697,678
                                                                               -------------------  ------------------
   End of year...............................................................   $       2,185,872   $         605,284
                                                                               ===================  ==================

                                                                                                         VICTORY
                                                                                    VICTORY             SYCAMORE
                                                                                    SPECIAL           SMALL COMPANY
                                                                                  VALUE FUND        OPPORTUNITY FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (7,658)   $         (13,287)
   Net realized gain (loss) on security transactions.........................             57,519              217,495
   Net realized gain on distributions........................................            113,189              489,538
   Net unrealized appreciation (depreciation) of investments during the year.           (330,976)          (1,098,356)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (167,926)            (404,610)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             88,442              563,880
   Net transfers.............................................................            (78,397)            (308,178)
   Surrenders for benefit payments and fees..................................           (142,415)            (972,238)
   Other transactions........................................................               (185)                (135)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (35)                (181)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (132,590)            (716,852)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (300,516)          (1,121,462)

NET ASSETS:
   Beginning of year.........................................................          1,341,913            5,267,377
                                                                               ------------------  -------------------
   End of year...............................................................  $       1,041,397    $       4,145,915
                                                                               ==================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-356

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-357

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                     VICTORY
                                                                                    SYCAMORE              INVESCO
                                                                                   ESTABLISHED           SMALL CAP
                                                                                   VALUE FUND         DISCOVERY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          86,339   $         (11,989)
   Net realized gain (loss) on security transactions.........................             167,129               5,111
   Net realized gain on distributions........................................             754,437             241,871
   Net unrealized appreciation (depreciation) of investments during the year.          (2,042,983)           (320,810)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........          (1,035,078)            (85,817)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           1,460,730             155,736
   Net transfers.............................................................             (86,345)            133,637
   Surrenders for benefit payments and fees..................................          (1,232,386)           (580,746)
   Other transactions........................................................                  (6)                  1
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (79)                (91)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             141,914            (291,463)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (893,164)           (377,280)

NET ASSETS:
   Beginning of year.........................................................           9,906,657           1,838,849
                                                                               -------------------  ------------------
   End of year...............................................................   $       9,013,493   $       1,461,569
                                                                               ===================  ==================

                                                                                                         INVESCO
                                                                                    INVESCO            EQUITY AND
                                                                                 COMSTOCK FUND         INCOME FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          60,958    $         235,494
   Net realized gain (loss) on security transactions.........................            142,190              262,498
   Net realized gain on distributions........................................            356,503              811,330
   Net unrealized appreciation (depreciation) of investments during the year.         (1,226,978)          (2,786,315)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (667,327)          (1,476,993)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            359,260              684,996
   Net transfers.............................................................            (81,177)            (190,953)
   Surrenders for benefit payments and fees..................................           (585,708)          (2,650,649)
   Other transactions........................................................             (1,817)              (1,141)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (457)                (484)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (309,899)          (2,158,231)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (977,226)          (3,635,224)

NET ASSETS:
   Beginning of year.........................................................          5,683,338           16,868,501
                                                                               ------------------  -------------------
   End of year...............................................................  $       4,706,112    $      13,233,277
                                                                               ==================  ===================

                                                                                     INVESCO            INVESCO
                                                                                   GROWTH AND           MID CAP
                                                                                   INCOME FUND        GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          18,275   $         (10,118)
   Net realized gain (loss) on security transactions.........................             61,443              48,834
   Net realized gain on distributions........................................            239,151             135,594
   Net unrealized appreciation (depreciation) of investments during the year.           (668,179)           (242,838)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (349,310)            (68,528)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            264,110             126,760
   Net transfers.............................................................            (85,239)             50,089
   Surrenders for benefit payments and fees..................................           (638,832)           (324,946)
   Other transactions........................................................                 --                   7
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (100)                (20)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (460,061)           (148,110)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (809,371)           (216,638)

NET ASSETS:
   Beginning of year.........................................................          2,857,190           1,321,160
                                                                               ------------------  ------------------
   End of year...............................................................  $       2,047,819   $       1,104,522
                                                                               ==================  ==================

                                                                                     INVESCO              INVESCO
                                                                                     QUALITY             SMALL CAP
                                                                                   INCOME FUND          VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $              18   $          (8,369)
   Net realized gain (loss) on security transactions.........................                  --                 297
   Net realized gain on distributions........................................                  --             169,474
   Net unrealized appreciation (depreciation) of investments during the year.                 (22)           (435,567)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                  (4)           (274,165)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 209             158,087
   Net transfers.............................................................                  --             (67,031)
   Surrenders for benefit payments and fees..................................                  (3)           (289,981)
   Other transactions........................................................                   1                   2
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                 (49)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                 207            (198,972)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................                 203            (473,137)

NET ASSETS:
   Beginning of year.........................................................                 531           1,266,956
                                                                               -------------------  ------------------
   End of year...............................................................   $             734   $         793,819
                                                                               ===================  ==================

                                                                                    INVESCO              INVESCO
                                                                                   AMERICAN               VALUE
                                                                                  VALUE FUND       OPPORTUNITIES FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $            (713)   $          (2,104)
   Net realized gain (loss) on security transactions.........................                 45               25,435
   Net realized gain on distributions........................................             10,106               62,326
   Net unrealized appreciation (depreciation) of investments during the year.            (23,339)            (198,421)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (13,901)            (112,764)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             12,945                  597
   Net transfers.............................................................                 --              (54,743)
   Surrenders for benefit payments and fees..................................            (14,756)             (26,560)
   Other transactions........................................................                  4                    4
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (1,807)             (80,702)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            (15,708)            (193,466)

NET ASSETS:
   Beginning of year.........................................................            102,037              656,220
                                                                               ------------------  -------------------
   End of year...............................................................  $          86,329    $         462,754
                                                                               ==================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-358

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-359

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                    INVESCO             INVESCO
                                                                                  DIVERSIFIED          AMERICAN
                                                                                 DIVIDEND FUND      FRANCHISE FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $           7,762   $          (4,269)
   Net realized gain (loss) on security transactions.........................             28,465              29,356
   Net realized gain on distributions........................................             19,231              63,925
   Net unrealized appreciation (depreciation) of investments during the year.            (93,143)           (119,224)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (37,685)            (30,212)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             49,725              24,167
   Net transfers.............................................................            (13,242)             23,745
   Surrenders for benefit payments and fees..................................           (249,815)            (37,744)
   Other transactions........................................................                  2                   8
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (23)                 (6)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (213,353)             10,170
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (251,038)            (20,042)

NET ASSETS:
   Beginning of year.........................................................            644,486             689,526
                                                                               ------------------  ------------------
   End of year...............................................................  $         393,448   $         669,484
                                                                               ==================  ==================

                                                                                     INVESCO
                                                                                   GLOBAL CORE         VANGUARD 500
                                                                                   EQUITY FUND          INDEX FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $              88   $          96,183
   Net realized gain (loss) on security transactions.........................                 808             234,528
   Net realized gain on distributions........................................               3,223                  --
   Net unrealized appreciation (depreciation) of investments during the year.             (13,016)           (499,497)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (8,897)           (168,786)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               6,052              19,295
   Net transfers.............................................................                  --              15,248
   Surrenders for benefit payments and fees..................................                 (13)           (798,571)
   Other transactions........................................................                   4                   7
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                 (20)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               6,043            (764,041)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              (2,854)           (932,827)

NET ASSETS:
   Beginning of year.........................................................              51,522           5,417,551
                                                                               -------------------  ------------------
   End of year...............................................................   $          48,668   $       4,484,724
                                                                               ===================  ==================

                                                                                  WELLS FARGO
                                                                                 INTERNATIONAL        WELLS FARGO
                                                                                  EQUITY FUND       CORE BOND FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $           2,234   $           1,070
   Net realized gain (loss) on security transactions.........................                 59              (1,460)
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year.            (19,732)             (1,679)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (17,439)             (2,069)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              6,130              16,222
   Net transfers.............................................................               (852)                 --
   Surrenders for benefit payments and fees..................................               (142)            (45,172)
   Other transactions........................................................                  7                   2
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              5,143             (28,948)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (12,296)            (31,017)

NET ASSETS:
   Beginning of year.........................................................             95,370             112,358
                                                                               ------------------  ------------------
   End of year...............................................................  $          83,074   $          81,341
                                                                               ==================  ==================

                                                                                COLUMBIA SELIGMAN
                                                                                 COMMUNICATIONS      COLUMBIA SELIGMAN
                                                                                       AND                GLOBAL
                                                                                INFORMATION FUND      TECHNOLOGY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          (3,222)   $          (2,705)
   Net realized gain (loss) on security transactions.........................              19,944                5,778
   Net realized gain on distributions........................................              50,471               39,310
   Net unrealized appreciation (depreciation) of investments during the year.            (102,474)             (80,123)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             (35,281)             (37,740)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              60,425               38,651
   Net transfers.............................................................              65,008               39,514
   Surrenders for benefit payments and fees..................................            (197,588)             (22,515)
   Other transactions........................................................                   4                    5
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                  --                   (3)
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (72,151)              55,652
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................            (107,432)              17,912

NET ASSETS:
   Beginning of year.........................................................             569,626              329,955
                                                                               -------------------  -------------------
   End of year...............................................................   $         462,194    $         347,867
                                                                               ===================  ===================

                                                                                 COLUMBIA SELECT        TIAA-CREF
                                                                                    SMALL CAP           LARGE CAP
                                                                                   VALUE FUND       VALUE INDEX FUND
                                                                                SUB-ACCOUNT (21)       SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $            (140)  $          50,579
   Net realized gain (loss) on security transactions.........................                164              27,284
   Net realized gain on distributions........................................              1,846              38,541
   Net unrealized appreciation (depreciation) of investments during the year.             (6,749)           (324,494)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (4,879)           (208,090)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              2,155             307,591
   Net transfers.............................................................                 24              (8,601)
   Surrenders for benefit payments and fees..................................             (1,742)           (158,690)
   Other transactions........................................................                 --                 (44)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (74)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                437             140,182
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             (4,442)            (67,908)

NET ASSETS:
   Beginning of year.........................................................             35,228           2,384,575
                                                                               ------------------  ------------------
   End of year...............................................................  $          30,786   $       2,316,667
                                                                               ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-360

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-361

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                    TIAA-CREF
                                                                                    LARGE CAP            TIAA-CREF
                                                                                   GROWTH FUND        BOND INDEX FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          23,152   $           4,034
   Net realized gain (loss) on security transactions.........................             102,057                (178)
   Net realized gain on distributions........................................              62,033                  --
   Net unrealized appreciation (depreciation) of investments during the year.            (235,071)             (5,637)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (47,829)             (1,781)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             364,516              30,884
   Net transfers.............................................................              66,096               1,387
   Surrenders for benefit payments and fees..................................            (166,067)             (4,356)
   Other transactions........................................................                 (53)                  7
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (74)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             264,418              27,922
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             216,589              26,141

NET ASSETS:
   Beginning of year.........................................................           2,442,408             215,584
                                                                               -------------------  ------------------
   End of year...............................................................   $       2,658,997   $         241,725
                                                                               ===================  ==================

                                                                                   TIAA-CREF         MM MSCI EAFE(R)
                                                                                    EQUITY            INTERNATIONAL
                                                                                  INDEX FUND           INDEX FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          42,838    $           5,948
   Net realized gain (loss) on security transactions.........................             90,481               15,700
   Net realized gain on distributions........................................             11,668                6,320
   Net unrealized appreciation (depreciation) of investments during the year.           (335,293)             (79,173)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (190,306)             (51,205)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            467,820               87,162
   Net transfers.............................................................             98,926                7,177
   Surrenders for benefit payments and fees..................................           (328,343)             (41,162)
   Other transactions........................................................                (27)                  18
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (85)                 (15)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            238,291               53,180
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             47,985                1,975

NET ASSETS:
   Beginning of year.........................................................          3,072,235              319,246
                                                                               ------------------  -------------------
   End of year...............................................................  $       3,120,220    $         321,221
                                                                               ==================  ===================

                                                                                   MASSMUTUAL         MASSMUTUAL
                                                                                 RETIRESMART(SM)    RETIRESMART(SM)
                                                                                BY JPMORGAN 2015   BY JPMORGAN 2020
                                                                                      FUND               FUND
                                                                                SUB-ACCOUNT (22)   SUB-ACCOUNT (23)
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $           9,507   $          15,420
   Net realized gain (loss) on security transactions.........................             (1,427)            (58,763)
   Net realized gain on distributions........................................             22,801              68,212
   Net unrealized appreciation (depreciation) of investments during the year.            (47,973)            (69,460)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (17,092)            (44,591)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             42,931              90,594
   Net transfers.............................................................                 --                  --
   Surrenders for benefit payments and fees..................................           (148,676)           (618,448)
   Other transactions........................................................                  1                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (1)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (105,745)           (527,854)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (122,837)           (572,445)

NET ASSETS:
   Beginning of year.........................................................            497,712             907,903
                                                                               ------------------  ------------------
   End of year...............................................................  $         374,875   $         335,458
                                                                               ==================  ==================

                                                                                  MASSMUTUAL           MASSMUTUAL
                                                                                RETIRESMART(SM)      RETIRESMART(SM)
                                                                               BY JPMORGAN 2025     BY JPMORGAN 2030
                                                                                     FUND                 FUND
                                                                               SUB-ACCOUNT (24)     SUB-ACCOUNT (25)
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          22,491   $          30,550
   Net realized gain (loss) on security transactions.........................            (28,008)            (21,003)
   Net realized gain on distributions........................................            103,763             173,995
   Net unrealized appreciation (depreciation) of investments during the year.           (174,467)           (293,066)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (76,221)           (109,524)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            189,419             185,586
   Net transfers.............................................................            (19,772)             74,780
   Surrenders for benefit payments and fees..................................           (635,442)           (273,598)
   Other transactions........................................................                  2                   1
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (25)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (465,793)            (13,256)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (542,014)           (122,780)

NET ASSETS:
   Beginning of year.........................................................          1,409,793           1,554,723
                                                                               ------------------  ------------------
   End of year...............................................................  $         867,779   $       1,431,943
                                                                               ==================  ==================

                                                                                   MASSMUTUAL         MASSMUTUAL
                                                                                RETIRESMART(SM )    RETIRESMART(SM)
                                                                                BY JPMORGAN 2035   BY JPMORGAN 2040
                                                                                      FUND               FUND
                                                                                SUB-ACCOUNT (26)   SUB-ACCOUNT (27)
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          25,196   $          22,071
   Net realized gain (loss) on security transactions.........................            (41,149)            (22,902)
   Net realized gain on distributions........................................            132,675             130,044
   Net unrealized appreciation (depreciation) of investments during the year.           (228,510)           (232,247)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (111,788)           (103,034)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            306,790             214,622
   Net transfers.............................................................             (8,901)             (1,920)
   Surrenders for benefit payments and fees..................................           (456,308)           (196,876)
   Other transactions........................................................                  2                   3
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (158,417)             15,829
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (270,205)            (87,205)

NET ASSETS:
   Beginning of year.........................................................          1,242,485           1,103,003
                                                                               ------------------  ------------------
   End of year...............................................................  $         972,280   $       1,015,798
                                                                               ==================  ==================

(21)  Formerly Columbia Select Smaller-Cap Value Fund. Change effective October
      1, 2018

(22)  Formerly MassMutual RetireSMART(SM) 2015 Fund. Change effective Sepember
      24, 2018

(23)  Formerly MassMutual RetireSMART(SM) 2020 Fund. Change effective September
      24, 2018

(24)  Formerly MassMutual RetireSMART(SM) 2025 Fund. Change effective September
      24, 2018

(25)  Formerly MassMutual RetireSMART(SM) 2030 Fund. Change effective September
      24, 2018

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-362

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-363

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                     MASSMUTUAL           MASSMUTUAL
                                                                                   RETIRESMART(SM)      RETIRESMART(SM)
                                                                                  BY JPMORGAN 2045     BY JPMORGAN 2050
                                                                                        FUND                 FUND
                                                                                  SUB-ACCOUNT (28)     SUB-ACCOUNT (29)
                                                                                 -------------------  -------------------

OPERATIONS:
   Net investment income (loss)................................................  $           14,762   $            8,537
   Net realized gain (loss) on security transactions...........................             (33,472)             (15,342)
   Net realized gain on distributions..........................................              89,673               65,791
   Net unrealized appreciation (depreciation) of investments during the year...            (148,121)            (105,278)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............             (77,158)             (46,292)
                                                                                 -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................             189,567              153,174
   Net transfers...............................................................              (4,662)              16,652
   Surrenders for benefit payments and fees....................................            (279,308)            (161,710)
   Other transactions..........................................................                   4                    3
   Death benefits..............................................................                  --                   --
   Net loan activity...........................................................                  --                   --
   Net annuity transactions....................................................                  --                   --
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......             (94,399)               8,119
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets.......................................            (171,557)             (38,173)

NET ASSETS:
   Beginning of year...........................................................             750,796              466,684
                                                                                 -------------------  -------------------
   End of year.................................................................  $          579,239   $          428,511
                                                                                 ===================  ===================

                                                                                     MASSMUTUAL           MASSMUTUAL
                                                                                  RETIRESMART(SM )      RETIRESMART(SM)
                                                                                     BY JPMORGAN       BY JPMORGAN 2055
                                                                                 IN RETIREMENT FUND          FUND
                                                                                  SUB-ACCOUNT (30)     SUB-ACCOUNT (31)
                                                                                 -------------------  -------------------

OPERATIONS:
   Net investment income (loss)................................................   $             857    $           4,126
   Net realized gain (loss) on security transactions...........................                (532)             (11,422)
   Net realized gain on distributions..........................................                 423               22,900
   Net unrealized appreciation (depreciation) of investments during the year...              (2,172)             (35,758)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............              (1,424)             (20,154)
                                                                                 -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................              10,561              134,957
   Net transfers...............................................................                  --                  (85)
   Surrenders for benefit payments and fees....................................              (8,468)            (135,007)
   Other transactions..........................................................                  --                    4
   Death benefits..............................................................                  --                   --
   Net loan activity...........................................................                  --                  (50)
   Net annuity transactions....................................................                  --                   --
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......               2,093                 (181)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets.......................................                 669              (20,335)

NET ASSETS:
   Beginning of year...........................................................              21,638              151,077
                                                                                 -------------------  -------------------
   End of year.................................................................   $          22,307    $         130,742
                                                                                 ===================  ===================

                                                                                                         CLEARBRIDGE
                                                                                  AMERICAN CENTURY        SMALL CAP
                                                                                    HERITAGE FUND        VALUE FUND
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 -------------------  ------------------

OPERATIONS:
   Net investment income (loss)................................................   $          (4,968)  $             (11)
   Net realized gain (loss) on security transactions...........................                (416)                 (4)
   Net realized gain on distributions..........................................             154,422                 192
   Net unrealized appreciation (depreciation) of investments during the year...            (193,974)               (616)
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.............             (44,936)               (439)
                                                                                 -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...................................................................              58,385                 198
   Net transfers...............................................................             (24,160)                 --
   Surrenders for benefit payments and fees....................................             (29,241)                (44)
   Other transactions..........................................................                   7                   6
   Death benefits..............................................................                  --                  --
   Net loan activity...........................................................                 (38)                 --
   Net annuity transactions....................................................                  --                  --
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions......               4,953                 160
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets.......................................             (39,983)               (279)

NET ASSETS:
   Beginning of year...........................................................             746,230               1,811
                                                                                 -------------------  ------------------
   End of year.................................................................   $         706,247   $           1,532
                                                                                 ===================  ==================

                                                                                      OAK RIDGE
                                                                                      SMALL CAP           HIMCO VIT
                                                                                     GROWTH FUND         INDEX FUND
                                                                                     SUB-ACCOUNT      SUB-ACCOUNT (32)
                                                                                 ------------------  ------------------

OPERATIONS:
   Net investment income (loss)................................................  $          (5,160)  $         222,026
   Net realized gain (loss) on security transactions...........................            (79,632)            630,567
   Net realized gain on distributions..........................................             84,616             994,669
   Net unrealized appreciation (depreciation) of investments during the year...            (38,544)         (1,822,568)
                                                                                 ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.............            (38,720)             24,694
                                                                                 ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...................................................................             75,950             196,823
   Net transfers...............................................................            (32,338)        (11,684,395)
   Surrenders for benefit payments and fees....................................            (45,090)           (325,012)
   Other transactions..........................................................                (17)                 16
   Death benefits..............................................................                 --                  --
   Net loan activity...........................................................                (11)               (133)
   Net annuity transactions....................................................                 --              (3,336)
                                                                                 ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions......             (1,506)        (11,816,037)
                                                                                 ------------------  ------------------
   Net increase (decrease) in net assets.......................................            (40,226)        (11,791,343)

NET ASSETS:
   Beginning of year...........................................................            543,890          11,791,343
                                                                                 ------------------  ------------------
   End of year.................................................................  $         503,664   $              --
                                                                                 ==================  ==================

                                                                                                          MASSMUTUAL
                                                                                     OPPENHEIMER       PREMIER STRATEGIC
                                                                                      CORPORATE            EMERGING
                                                                                      BOND FUND          MARKETS FUND
                                                                                     SUB-ACCOUNT       SUB-ACCOUNT (33)
                                                                                 -------------------  -------------------

OPERATIONS:
   Net investment income (loss)................................................  $               14   $              (48)
   Net realized gain (loss) on security transactions...........................                  (4)                  (5)
   Net realized gain on distributions..........................................                  --                   --
   Net unrealized appreciation (depreciation) of investments during the year...                 (40)              (1,102)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............                 (30)              (1,155)
                                                                                 -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................               1,495                  200
   Net transfers...............................................................                   2                7,452
   Surrenders for benefit payments and fees....................................                 (17)                  --
   Other transactions..........................................................                  --                    1
   Death benefits..............................................................                  --                   --
   Net loan activity...........................................................                  --                   --
   Net annuity transactions....................................................                  --                   --
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......               1,480                7,653
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets.......................................               1,450                6,498

NET ASSETS:
   Beginning of year...........................................................                  40                   --
                                                                                 -------------------  -------------------
   End of year.................................................................  $            1,490   $            6,498
                                                                                 ===================  ===================

(26)  Formerly MassMutual RetireSMART(SM) 2035 Fund. Change effective September
      24, 2018

(27)  Formerly MassMutual RetireSMART(SM) 2040 Fund. Change effective September
      24, 2018

(28)  Formerly MassMutual RetireSMART(SM) 2045 Fund. Change effective September
      24, 2018

(29)  Formerly MassMutual RetireSMART(SM) 2050 Fund. Change effective September
      24, 2018

(30)  Formerly MassMutual RetireSMART(SM) In Retirement Fund. Change effective
      September 24, 2018

(31)  Formerly MassMutual RetireSMART(SM) 2055. Change effective September 24,
      2018

(32)  Effective April 20, 2018 HIMCO VIT Index Fund merged with Blackrock VI
      S&P 500 Index Fund

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-364

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-365

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                   MASSMUTUAL       MASSMUTUAL SELECT
                                                                                PREMIER SMALL CAP   SMALL CAP GROWTH
                                                                               OPPORTUNITIES FUND      EQUITY FUND
                                                                                   SUB-ACCOUNT      SUB-ACCOUNT (34)
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $            (561)  $              --
   Net realized gain (loss) on security transactions.........................                 111                  --
   Net realized gain on distributions........................................              20,036                  73
   Net unrealized appreciation (depreciation) of investments during the year.             (43,212)               (122)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (23,626)                (49)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              23,462                 461
   Net transfers.............................................................              18,207                  --
   Surrenders for benefit payments and fees..................................              (4,817)                 --
   Other transactions........................................................                 (19)                 --
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (33)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              36,800                 461
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              13,174                 412

NET ASSETS:
   Beginning of year.........................................................             171,585                  --
                                                                               -------------------  ------------------
   End of year...............................................................   $         184,759   $             412
                                                                               ===================  ==================

                                                                                  FIDELITY VIP         FIDELITY VIP
                                                                                  FREEDOM 2035         FREEDOM 2040
                                                                                    PORTFOLIO            PORTFOLIO
                                                                                SUB-ACCOUNT (35)        SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $              51   $            (128)
   Net realized gain (loss) on security transactions.........................                  (2)               (215)
   Net realized gain on distributions........................................                 161                  --
   Net unrealized appreciation (depreciation) of investments during the year.              (1,295)                 (2)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (1,085)               (345)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                  --                  --
   Net transfers.............................................................               8,437              92,823
   Surrenders for benefit payments and fees..................................                  --             (92,478)
   Other transactions........................................................                   1                  --
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               8,438                 345
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................               7,353                  --

NET ASSETS:
   Beginning of year.........................................................                  --                  --
                                                                               -------------------  ------------------
   End of year...............................................................   $           7,353   $              --
                                                                               ===================  ==================

                                                                                  FIDELITY VIP
                                                                                  FREEDOM 2050       IVY SMALL CAP
                                                                                    PORTFOLIO         GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $               3   $            (470)
   Net realized gain (loss) on security transactions.........................                 --              (6,109)
   Net realized gain on distributions........................................                 11             128,813
   Net unrealized appreciation (depreciation) of investments during the year.                (57)           (205,478)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                (43)            (83,244)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 --              89,656
   Net transfers.............................................................                 --             461,635
   Surrenders for benefit payments and fees..................................                 --             (86,646)
   Other transactions........................................................                 (1)                127
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (19)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                 (1)            464,753
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................                (44)            381,509

NET ASSETS:
   Beginning of year.........................................................                412             615,676
                                                                               ------------------  ------------------
   End of year...............................................................  $             368   $         997,185
                                                                               ==================  ==================

                                                                                 T. ROWE PRICE         MSIF GLOBAL
                                                                                RETIREMENT 2060        OPPORTUNITY
                                                                                     FUND               PORTFOLIO
                                                                               SUB-ACCOUNT (36)        SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $              20    $            (805)
   Net realized gain (loss) on security transactions.........................                 (3)               1,205
   Net realized gain on distributions........................................                117                  703
   Net unrealized appreciation (depreciation) of investments during the year.               (393)             (12,042)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........               (259)             (10,939)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              3,570                7,441
   Net transfers.............................................................                 --               43,744
   Surrenders for benefit payments and fees..................................                (38)              (5,383)
   Other transactions........................................................                 --                   (1)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                   (9)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              3,532               45,792
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................              3,273               34,853

NET ASSETS:
   Beginning of year.........................................................                 --               53,165
                                                                               ------------------  -------------------
   End of year...............................................................  $           3,273    $          88,018
                                                                               ==================  ===================

                                                                                    JPMORGAN         AMERICAN CENTURY
                                                                                 U.S. GOVERNMENT      U.S. GOVERNMENT
                                                                                MONEY MARKET FUND    MONEY MARKET FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $           4,616   $           9,465
   Net realized gain (loss) on security transactions.........................                  --                  --
   Net realized gain on distributions........................................                  --                  --
   Net unrealized appreciation (depreciation) of investments during the year.                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               4,616               9,465
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             188,414             153,277
   Net transfers.............................................................              56,661              37,473
   Surrenders for benefit payments and fees..................................            (230,235)           (303,705)
   Other transactions........................................................                   9                   6
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (123)                (84)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              14,726            (113,033)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              19,342            (103,568)

NET ASSETS:
   Beginning of year.........................................................           1,038,662           1,318,525
                                                                               -------------------  ------------------
   End of year...............................................................   $       1,058,004   $       1,214,957
                                                                               ===================  ==================

(33)  Funded as of April 6, 2018

(34)  Funded as of August 29, 2018

(35)  Funded as of January 16, 2018

(36)  Funded as of April 20, 2018

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-366

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-367

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                     INVESCO
                                                                                  BALANCED-RISK     COLUMBIA SELECT
                                                                                    COMMODITY        INTERNATIONAL
                                                                                  STRATEGY FUND       EQUITY FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $            (129)  $             100
   Net realized gain (loss) on security transactions.........................                 61                  86
   Net realized gain on distributions........................................                  3                  --
   Net unrealized appreciation (depreciation) of investments during the year.             (1,957)             (1,465)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (2,022)             (1,279)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              3,158                  --
   Net transfers.............................................................                (26)                 --
   Surrenders for benefit payments and fees..................................             (1,424)               (488)
   Other transactions........................................................                  1                   2
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              1,709                (486)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................               (313)             (1,765)

NET ASSETS:
   Beginning of year.........................................................             14,531               8,493
                                                                               ------------------  ------------------
   End of year...............................................................  $          14,218   $           6,728
                                                                               ==================  ==================

                                                                                                       JOHN HANCOCK
                                                                                  PUTNAM GROWTH             NEW
                                                                               OPPORTUNITIES FUND   OPPORTUNITIES FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................   $             (46)   $          (3,299)
   Net realized gain (loss) on security transactions.........................                  13               23,525
   Net realized gain on distributions........................................                 278               72,909
   Net unrealized appreciation (depreciation) of investments during the year.                (254)            (162,612)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                  (9)             (69,477)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 867                9,407
   Net transfers.............................................................                  --              (36,301)
   Surrenders for benefit payments and fees..................................                 (15)             (62,773)
   Other transactions........................................................                  --                    2
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                  --                   --
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....                 852              (89,665)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................                 843             (159,142)

NET ASSETS:
   Beginning of year.........................................................               2,991              572,327
                                                                               -------------------  -------------------
   End of year...............................................................   $           3,834    $         413,185
                                                                               ===================  ===================

                                                                                    COLUMBIA          HARTFORD GLOBAL
                                                                                    LARGE CAP             CAPITAL
                                                                                   GROWTH III        APPRECIATION FUND
                                                                                   SUB-ACCOUNT       SUB-ACCOUNT (37)
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $           (6,232)  $             493
   Net realized gain (loss) on security transactions.........................              19,960             (10,569)
   Net realized gain on distributions........................................              63,346             109,646
   Net unrealized appreciation (depreciation) of investments during the year.            (105,658)           (193,585)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (28,584)            (94,015)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              63,896              75,812
   Net transfers.............................................................               4,538          (1,118,845)
   Surrenders for benefit payments and fees..................................            (106,929)            (60,023)
   Other transactions........................................................                   1                  --
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  (5)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (38,499)         (1,103,056)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (67,083)         (1,197,071)

NET ASSETS:
   Beginning of year.........................................................             627,477           1,197,071
                                                                               -------------------  ------------------
   End of year...............................................................  $          560,394   $              --
                                                                               ===================  ==================

                                                                                     VICTORY        PIONEER GLOBAL
                                                                                  RS VALUE FUND       EQUITY FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          11,322   $          (2,091)
   Net realized gain (loss) on security transactions.........................            (23,596)              8,519
   Net realized gain on distributions........................................            208,736              85,692
   Net unrealized appreciation (depreciation) of investments during the year.           (389,728)           (287,803)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (193,266)           (195,683)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              4,546             121,437
   Net transfers.............................................................            (66,026)            (79,478)
   Surrenders for benefit payments and fees..................................           (176,823)           (142,630)
   Other transactions........................................................                  1                  10
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (5)                (10)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (238,307)           (100,671)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (431,573)           (296,354)

NET ASSETS:
   Beginning of year.........................................................          2,061,235           1,279,058
                                                                               ------------------  ------------------
   End of year...............................................................  $       1,629,662   $         982,704
                                                                               ==================  ==================

                                                                                   BLACKROCK
                                                                                   ADVANTAGE        MASSMUTUAL SELECT
                                                                                   SMALL CAP          T.ROWE PRICE
                                                                                  GROWTH FUND       RETIRE 2035 FUND
                                                                               SUB-ACCOUNT (38)     SUB-ACCOUNT (39)
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $          (4,527)   $             218
   Net realized gain (loss) on security transactions.........................              6,773                   --
   Net realized gain on distributions........................................            202,972                    1
   Net unrealized appreciation (depreciation) of investments during the year.           (272,918)              (1,060)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (67,700)                (841)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             69,569                  500
   Net transfers.............................................................            950,243               18,343
   Surrenders for benefit payments and fees..................................           (166,252)                  (1)
   Other transactions........................................................                 27                   --
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (28)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            853,559               18,842
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            785,859               18,001

NET ASSETS:
   Beginning of year.........................................................                 --                   --
                                                                               ------------------  -------------------
   End of year...............................................................  $         785,859    $          18,001
                                                                               ==================  ===================

(37)  Effective October 26, 2018 Hartford Global Capital Appreciation Fund
      merged with Hartford International Equity Fund

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-368

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-369

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                    BLACKROCK           HARTFORD
                                                                               S&P 500 INDEX V.I.     INTERNATIONAL
                                                                                      FUND             EQUITY FUND
                                                                                SUB-ACCOUNT (40)    SUB-ACCOUNT (41)
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $         73,784   $           1,146
   Net realized gain (loss) on security transactions.........................              5,947             (27,146)
   Net realized gain on distributions........................................            484,641               2,071
   Net unrealized appreciation (depreciation) of investments during the year.         (1,135,609)            (16,206)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (571,237)            (40,135)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            395,111              17,481
   Net transfers.............................................................         11,508,769           1,087,231
   Surrenders for benefit payments and fees..................................         (1,176,844)           (685,657)
   Other transactions........................................................                 (6)                 (5)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (205)                 --
   Net annuity transactions..................................................             (9,703)                 --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         10,717,122             419,050
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         10,145,885             378,915

NET ASSETS:
   Beginning of year.........................................................                 --                  --
                                                                               ------------------  ------------------
   End of year...............................................................   $     10,145,885   $         378,915
                                                                               ==================  ==================

                                                                                  BNY MELLON       MM RUSSELL 2000(R)
                                                                                    INSIGHT             SMALL CAP
                                                                                CORE PLUS FUND         INDEX FUND
                                                                               SUB-ACCOUNT (42)        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $           3,745    $         (1,041)
   Net realized gain (loss) on security transactions.........................                (11)              6,095
   Net realized gain on distributions........................................                 --               8,950
   Net unrealized appreciation (depreciation) of investments during the year.              4,156             (26,900)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              7,890             (12,896)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              2,567              44,630
   Net transfers.............................................................            672,857              (4,434)
   Surrenders for benefit payments and fees..................................             (8,130)            (82,269)
   Other transactions........................................................                  8                   5
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (24)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            667,302             (42,092)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            675,192             (54,988)

NET ASSETS:
   Beginning of year.........................................................                 --             185,875
                                                                               ------------------  ------------------
   End of year...............................................................  $         675,192    $        130,887
                                                                               ==================  ==================

                                                                                  MM S&P 500(R)     MM S&P MID CAP
                                                                                   INDEX FUND         INDEX FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................  $           9,685   $           2,288
   Net realized gain (loss) on security transactions.........................           (132,961)             42,830
   Net realized gain on distributions........................................            196,528              86,743
   Net unrealized appreciation (depreciation) of investments during the year.           (141,010)           (331,791)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (67,758)           (199,930)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            208,463             306,179
   Net transfers.............................................................           (153,274)             29,375
   Surrenders for benefit payments and fees..................................            (79,118)           (358,909)
   Other transactions........................................................                  1                 (34)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (54)                (58)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (23,982)            (23,447)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (91,740)           (223,377)

NET ASSETS:
   Beginning of year.........................................................          1,450,335           1,726,898
                                                                               ------------------  ------------------
   End of year...............................................................  $       1,358,595   $       1,503,521
                                                                               ==================  ==================

                                                                                                          RUSSELL
                                                                                RUSSELL BALANCED       CONSERVATIVE
                                                                                  STRATEGY FUND        STRATEGY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------

OPERATIONS:
   Net investment income (loss)..............................................   $          13,532   $             283
   Net realized gain (loss) on security transactions.........................                (523)                (16)
   Net realized gain on distributions........................................                  --                 111
   Net unrealized appreciation (depreciation) of investments during the year.             (34,096)               (964)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (21,087)               (586)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              52,145                 864
   Net transfers.............................................................              (5,546)                 --
   Surrenders for benefit payments and fees..................................             (10,293)                (65)
   Other transactions........................................................                   1                   1
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              36,307                 800
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              15,220                 214

NET ASSETS:
   Beginning of year.........................................................             260,279              16,121
                                                                               -------------------  ------------------
   End of year...............................................................   $         275,499   $          16,335
                                                                               ===================  ==================

                                                                                    RUSSELL
                                                                                 EQUITY GROWTH       RUSSELL GROWTH
                                                                                 STRATEGY FUND        STRATEGY FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------

OPERATIONS:
   Net investment income (loss)..............................................  $              53    $          26,011
   Net realized gain (loss) on security transactions.........................                 --                 (180)
   Net realized gain on distributions........................................                 --                6,099
   Net unrealized appreciation (depreciation) of investments during the year.               (221)             (81,757)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........               (168)             (49,827)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                879               74,541
   Net transfers.............................................................                 --                4,394
   Surrenders for benefit payments and fees..................................                 (2)             (14,953)
   Other transactions........................................................                 --                    1
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....                877               63,983
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................                709               14,156

NET ASSETS:
   Beginning of year.........................................................                660              533,801
                                                                               ------------------  -------------------
   End of year...............................................................  $           1,369    $         547,957
                                                                               ==================  ===================

(38)  Funded as of March 2, 2018

(39)  Funded as of November 14, 2018

(40)  Funded as of April 20, 2018

(41)  Funded as of October 26, 2018

(42)  Funded as of October 19, 2018

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-370

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-371

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------

                                                                                                             PIMCO
                                                                                   RUSSELL MODERATE          TOTAL
                                                                                     STRATEGY FUND        RETURN FUND
                                                                                      SUB-ACCOUNT         SUB-ACCOUNT
                                                                                  -------------------  ------------------

OPERATIONS:
   Net investment income (loss).................................................  $           12,845   $         398,342
   Net realized gain (loss) on security transactions............................                (299)           (358,664)
   Net realized gain on distributions...........................................               1,232                  --
   Net unrealized appreciation (depreciation) of investments during the year....             (34,465)           (306,578)
                                                                                  -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..............             (20,687)           (266,900)
                                                                                  -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases....................................................................              28,155           1,952,321
   Net transfers................................................................                (480)           (240,352)
   Surrenders for benefit payments and fees.....................................              (7,435)         (4,300,140)
   Other transactions...........................................................                  --                 407
   Death benefits...............................................................                  --                  --
   Net loan activity............................................................                  --                (567)
   Net annuity transactions.....................................................                  --                  --
                                                                                  -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.......              20,240          (2,588,331)
                                                                                  -------------------  ------------------
   Net increase (decrease) in net assets........................................                (447)         (2,855,231)

NET ASSETS:
   Beginning of year............................................................             380,654          20,275,654
                                                                                  -------------------  ------------------
   End of year..................................................................  $          380,207   $      17,420,423
                                                                                  ===================  ==================

                                                                                         PIMCO
                                                                                         REAL
                                                                                      RETURN FUND
                                                                                      SUB-ACCOUNT
                                                                                  -------------------

OPERATIONS:
   Net investment income (loss).................................................  $          253,922
   Net realized gain (loss) on security transactions............................            (180,355)
   Net realized gain on distributions...........................................                  --
   Net unrealized appreciation (depreciation) of investments during the year....            (460,958)
                                                                                  -------------------
   Net increase (decrease) in net assets resulting from operations..............            (387,391)
                                                                                  -------------------

UNIT TRANSACTIONS:
   Purchases....................................................................           1,122,121
   Net transfers................................................................              73,920
   Surrenders for benefit payments and fees.....................................          (3,140,592)
   Other transactions...........................................................                 310
   Death benefits...............................................................                  --
   Net loan activity............................................................                (429)
   Net annuity transactions.....................................................                  --
                                                                                  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.......          (1,944,670)
                                                                                  -------------------
   Net increase (decrease) in net assets........................................          (2,332,061)

NET ASSETS:
   Beginning of year............................................................          14,403,656
                                                                                  -------------------
   End of year..................................................................  $       12,071,595
                                                                                  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                   SA-372

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

---------------------------------------------------------------------------
I.   ORGANIZATION

     Separate Account Eleven (the "Account") is a separate investment account established by Talcott Resolution Life Insurance Company (the "Sponsor
     Company") and is registered with the Securities and Exchange Commission
     ("SEC") as a unit investment trust under the Investment Company Act of
     1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of
     Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

     On May 31, 2018, a Stock and Asset Purchase Agreement was completed by and among Hartford Holdings, Inc. ("HHI") and its parent company, The Hartford
     Financial Services Group, Inc. ("HFSG"), Hopmeadow Acquisition, Inc.
     ("Buyer"), Hopmeadow Holdings, LP ("Buyer Parent") and Hopmeadow Holdings
     GP LLC ("Buyer Parent GP"), pursuant to which HHI agreed to sell all of the issued and outstanding equity of Hartford Life, Inc. ("HLI"), the parent of the Sponsor Company and its indirect wholly owned subsidiary,
     Hartford Life and Annuity Insurance Company, to Buyer (the "Talcott
     Resolution Sale Transaction"). Buyer, Buyer Parent and Buyer Parent GP are
     funded by a group of investors (the "Investor Group") led by Cornell
     Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic
     Financial Group, Pine Brook and J. Safra Group. HHI will also be a member of the Investor Group. The administration, terms, features and benefits of the contracts will not change as a result of the sale.

     The Account is comprised of the following Sub-Accounts:
     American Century Equity Income Fund, American Century Growth Fund,
     American Century Ultra(R) Fund, American Century VP Balanced Fund,
     American Century VP International Fund, American Century Small Cap Value
     Fund, American Century Large Company Value Fund, American Century
     Inflation-Adjusted Bond Fund, American Century Equity Growth Fund,
     American Century VP Income & Growth Fund, American Century VP Ultra Fund,
     American Century VP Value Fund, American Century Mid Cap Value Fund,
     Invesco V.I. Small Cap Equity Fund, Invesco V.I. Diversified Dividend
     Fund, Invesco European Growth Fund, Invesco International Growth Fund,
     Invesco Mid Cap Core Equity Fund, Invesco Small Cap Growth Fund, Invesco
     Real Estate Fund, Invesco Small Cap Equity Fund, Invesco Developing
     Markets Fund, American Century Diversified Bond Fund, Domini Impact Equity
     Fund, AB Global Bond Fund, AB Global Risk Allocation Fund, AB Sustainable
     International Thematic Fund, AB International Value Fund, AB Growth Fund,
     AB Discovery Growth Fund, AB Discovery Value Fund, AB Value Fund, AB High
     Income Fund, American Funds AMCAP Fund(R), American Funds American
     Balanced Fund(R), American Funds Capital Income Builder(R), American Funds
     EuroPacific Growth Fund, American Funds Fundamental Investors Fund(SM),
     American Funds New Perspective Fund(R), American Funds The Bond Fund of
     America(R), American Funds The Growth Fund of America(R), American Funds
     The Income Fund of America(R), American Funds The Investment Company of
     America(R), American Funds The New Economy Fund(R), American Funds
     Washington Mutual Investors Fund(SM), American Funds American Mutual
     Fund(R), American Funds Capital World Growth and Income Fund(R), American
     Funds SMALLCAP World Fund(R), New World Fund, Ariel Appreciation Fund,
     Ariel Fund, Artisan Mid Cap Value Fund, Ave Maria Rising Dividend Fund,
     Ave Maria Value Fund, Ave Maria Growth Fund, BlackRock LifePath(R) Dynamic
     Retirement Fund (merged with BlackRock LifePath(R) Dynamic 2020 Fund),
     BlackRock LifePath(R) Dynamic 2030 Fund, BlackRock LifePath(R) Dynamic
     2040 Fund, BlackRock LifePath(R) Dynamic Retirement Fund, BlackRock
     LifePath(R) Dynamic 2050 Fund, BlackRock LifePath(R) Dynamic 2025 Fund,
     BlackRock LifePath(R) Dynamic 2035 Fund, BlackRock LifePath(R) Dynamic
     2045 Fund, BlackRock LifePath(R) Dynamic 2055 Fund, Baron Small Cap Fund,
     BlackRock U.S. Government Bond Portfolio, BlackRock Equity Dividend Fund,
     BlackRock Capital Appreciation Fund, BlackRock Advantage Large Cap Growth
     Fund, Calvert VP SRI Balanced Portfolio, Calvert Equity Fund, Calvert Bond
     Fund, Calvert Income Fund, Columbia Contrarian Core Fund, Columbia Small
     Cap Value I Fund, Columbia Select Mid Cap Value Fund, Columbia Acorn Fund,
     Columbia Large Cap Growth Fund III*, CRM Mid Cap Value Fund, Columbia
     Disciplined Small Core Fund, Calamos Global Equity Fund*, Calamos
     International Growth Fund, Davis Financial Fund, Davis New York Venture
     Fund, Davis Opportunity Fund, Delaware Diversified Income Fund, Delaware
     Extended Duration Bond Fund, Dreyfus Bond Market Index Fund, Dreyfus VIF
     Appreciation Portfolio, Dreyfus International Stock Index Fund, Dreyfus
     MidCap Index Fund, Dreyfus SmallCap Stock Index Fund, Dreyfus VIF Growth
     and Income Portfolio, Dreyfus VIF Quality Bond Portfolio Fund, The Dreyfus
     Sustainable U.S. Equity Portfolio, Inc., Dreyfus S&P 500 Index Fund, BNY
     Mellon Insight Core Plus Fund, Eaton Vance Large-Cap Value Fund, Eaton
     Vance Dividend Builder Fund, Eaton Vance Worldwide Health Sciences Fund,
     Eaton Vance Income Fund of Boston, Eaton Vance Balanced Fund, Eaton Vance
     Atlanta Capital SMID-Cap Fund, Wells Fargo Asset Allocation Fund, Wells
     Fargo Emerging Markets Equity Fund, Wells Fargo Utility &
     Telecommunications Fund, Alger Capital Appreciation Institutional
     Portfolio, Alger Mid Cap Growth Institutional Fund, Alger Small Cap Growth
     Institutional Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen Small
     Cap

--------------------------------------------------------------------------------
                                   SA-373

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------
     Select Fund, Nuveen Santa Barbara Dividend Growth Fund*, Fidelity Advisor
     Equity Growth Fund, Fidelity Advisor Value Strategies Fund, Fidelity
     Advisor Leveraged Company Stock Fund, Federated Equity Income Fund, Inc.,
     Federated Fund for U.S. Government Securities Fund, Federated MDT Mid Cap
     Growth Fund, Federated High Income Bond Fund, Federated Kaufmann Fund,
     Federated Short-Term Income Fund, Federated Total Return Bond Fund,
     Federated Clover Small Value Fund, Federated International Leaders Fund,
     Fidelity(R) VIP Growth Opportunities Portfolio, Fidelity(R) VIP Overseas
     Portfolio, Fidelity(R) VIP Value Strategies Portfolio, Fidelity(R) VIP
     Balanced Portfolio, Fidelity(R) VIP Growth & Income Portfolio, Fidelity(R)
     VIP Freedom 2015 Portfolio, Fidelity(R) VIP Freedom 2025 Portfolio,
     Fidelity(R) VIP FundsManager 70% Portfolio*, Fidelity(R) VIP Freedom 2020
     Portfolio, Fidelity(R) VIP Freedom 2030 Portfolio, Fidelity(R) VIP Freedom
     2035 Portfolio*, Templeton Growth Fund, Inc., Fidelity Advisor(R) Stock
     Selector All Cap Fund, Templeton Developing Markets Trust, Franklin High
     Income Fund, Franklin Strategic Income Fund, Templeton Global Bond Fund,
     Franklin U.S. Government Securities Fund, Franklin Small Cap Value Fund,
     Franklin Mutual Global Discovery Fund, Templeton Growth Fund, Franklin
     Income Fund, Franklin Growth Fund, Franklin Total Return Fund, Franklin
     Balance Sheet Investment Fund, Franklin Mutual Beacon Fund, Franklin
     Mutual Shares Fund, Franklin Small-Mid Cap Growth Fund, Franklin
     Conservative Allocation Fund, Franklin Growth Allocation Fund, Franklin
     Moderate Allocation Fund, Templeton Foreign Fund, Highland Premier Growth
     Equity, Goldman Sachs Income Builder Fund, Goldman Sachs Capital Growth
     Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs U.S. Equity
     Insights Fund, Goldman Sachs Government Income Fund, Goldman Sachs Equity
     Income Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs
     Focused International Equity Fund, Goldman Sachs Mid Cap Value Fund,
     Goldman Sachs Small Cap Value Fund, Goldman Sachs Strategic Growth Fund,
     Goldman Sachs High Yield Fund, Goldman Sachs Large Cap Value Fund, Goldman
     Sachs Small/Mid Cap Growth Fund, Goldman Sachs Satellite Strategies
     Portfolio, Frost Value Equity Fund, Hartford Balanced HLS Fund, Hartford
     Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund,
     Hartford Dividend and Growth HLS Fund, The Hartford Healthcare HLS Fund,
     Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund,
     Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund*, Hartford
     International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford
     Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford Small
     Cap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government
     Securities HLS Fund, Hartford Value HLS Fund, The Hartford Checks and
     Balances Fund, The Hartford High Yield, The Hartford Target Retirement
     2030 Fund*, The Hartford Dividend and Growth Fund, The Hartford
     International Opportunities Fund, The Hartford MidCap Fund, The Hartford
     Small Company Fund, The Hartford Total Return Bond Fund, The Hartford
     Healthcare Fund, The Hartford Growth Opportunities Fund, The Hartford
     Value Opportunities Fund, Hartford Moderate Allocation Fund, The Hartford
     Conservative Allocation Fund, The Hartford Capital Appreciation Fund, The
     Hartford Growth Allocation Fund, The Hartford Inflation Plus Fund, The
     Hartford Equity Income Fund, The Hartford Balanced Income Fund, Hartford
     Global Impact Fund (merged with The Hartford International Small Company
     Fund), The Hartford MidCap Value Fund, Hotchkis and Wiley Large Cap Value
     Fund, Invesco V.I. Technology Fund, Invesco Technology Fund, Ivy Natural
     Resources Fund, Ivy Large Cap Growth Fund, Ivy Science & Technology Fund,
     Ivy Asset Strategy Fund, Janus Henderson Forty Portfolio, Janus Henderson
     Global Research Portfolio, Janus Henderson Enterprise Portfolio, Janus
     Henderson Balanced Portfolio, Janus Henderson Overseas Portfolio, Janus
     Henderson Flexible Bond Fund, Janus Henderson Forty Fund, Janus Henderson
     Balanced Fund, Janus Henderson Enterprise Fund, Janus Henderson Overseas
     Fund, Janus Henderson Global Research Fund, Janus Henderson Mid Cap Value
     Fund, PGIM Jennison Natural Resources Fund, PGIM Jennison Mid-Cap Growth
     Fund, PGIM Jennison 20/20 Focus Fund, JPMorgan Large Cap Growth Fund,
     JPMorgan Core Bond Fund, JPMorgan Small Cap Equity Fund, JPMorgan Small
     Cap Growth Fund, JPMorgan Small Cap Value Fund, JPMorgan U.S. Equity Fund,
     JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund,
     JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund,
     JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund,
     JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement Income Fund,
     JP Morgan Smart Retirement 2055 Fund, Keeley Small Cap Dividend Value Fund
     (merged with Keeley Small Cap Value Fund), Loomis Sayles Bond Fund, LKCM
     Aquinas Catholic Equity Fund, Lord Abbett Affiliated Fund, Lord Abbett
     Fundamental Equity Fund, Lord Abbett Bond Debenture Fund, Lord Abbett
     Growth Opportunities Fund, Lord Abbett Calibrated Dividend Growth Fund,
     Lord Abbett Total Return Fund, Lord Abbett Developing Growth Fund, Lord
     Abbett International Equity Inv Opt, Lord Abbett Value Opportunities Fund,
     Clearbridge Value Trust, BMO Mid-Cap Value Fund, MassMutual
     RetireSMART(SM) by JPMorgan In Retirement Fund (merged with MassMutual
     RetireSMART(SM) by JPMorgan 2010 Fund), MFS(R) Emerging Markets Debt Fund,
     Massachusetts Investors Growth Stock Fund, MFS High Income Fund, MFS
     International New Discovery Fund, MFS Mid Cap Growth Fund, MFS New
     Discovery Fund, MFS Research International Fund, MFS

--------------------------------------------------------------------------------
                                   SA-374

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     Total Return Fund, MFS Utilities Fund, MFS Value Fund, MFS Total Return
     Bond Fund, MFS Massachusetts Investors Trust, MFS International Growth
     Fund, MFS Core Equity Fund, MFS Government Securities Fund, MFS
     International Value Fund, MFS Technology Fund, MFS Core Equity Series, MFS
     Utilities Series, MFS Growth Fund, MFS High Yield Portfolio, BlackRock
     Global Allocation Fund, Inc., BlackRock Advantage Large Cap Core Fund,
     BlackRock Advantage U.S. Total Market Fund, BlackRock Advantage Small Cap
     Growth Fund, BlackRock Mid Cap Dividend Fund, BlackRock International
     Dividend Fund, BlackRock Mid Cap Growth Equity Portfolio, Victory Munder
     Mid-Cap Core Growth Fund, Neuberger Berman Sustainable Equity Fund, Nuveen
     NWQ International Value Fund, The Oakmark International Small Cap Fund,
     The Oakmark Equity and Income Fund, Invesco Oppenheimer Capital
     Appreciation Fund (formerly Oppenheimer Capital Appreciation Fund),
     Invesco Oppenheimer Global Fund (formerly Oppenheimer Global Fund),
     Invesco Oppenheimer Global Opportunities Fund (formerly Oppenheimer Global
     Opportunities Fund), Invesco Oppenheimer International Growth Fund
     (formerly Oppenheimer International Growth Fund), Invesco Oppenheimer Main
     Street Fund (formerly Oppenheimer Main Street Fund), Invesco Oppenheimer
     Global Strategic Income Fund (formerly Oppenheimer Global Strategic Income
     Fund), Invesco Oppenheimer Main Street Mid Cap Fund (formerly Oppenheimer
     Main Street Mid Cap Fund), Invesco Oppenheimer Developing Markets Fund
     (formerly Oppenheimer Developing Markets Fund), Invesco Oppenheimer
     Capital Income Fund (formerly Oppenheimer Capital Income Fund), Invesco
     Oppenheimer International Bond Fund (formerly Oppenheimer International
     Bond Fund), Invesco Oppenheimer Mid Cap Value Fund (formerly Oppenheimer
     Mid Cap Value Fund), Invesco Oppenheimer Main Street All Cap Fund(R)
     (formerly Oppenheimer Main Street All Cap Fund(R)), Invesco Oppenheimer
     Gold & Special Minerals Fund (formerly Oppenheimer Gold & Special Minerals
     Fund), Invesco Oppenheimer Real Estate Fund (formerly Oppenheimer Real
     Estate Fund), Invesco Oppenheimer Equity Income Fund (formerly Oppenheimer
     Equity Income Fund), Invesco Oppenheimer International Diversified Fund
     (formerly Oppenheimer International Diversified Fund), Invesco Oppenheimer
     Rising Dividends Fund (formerly Oppenheimer Rising Dividends Fund), Putnam
     Global Equity Fund, Putnam VT High Yield Fund, Putnam VT International
     Growth Fund, Putnam VT Sustainable Leaders Fund, Putnam VT Small Cap Value
     Fund, Pioneer Disciplined Value Fund, Pioneer Equity Income Fund, Pioneer
     Fundamental Growth Fund, AllianzGI NFJ International Value Fund, AllianzGI
     NFJ Small-Cap Value Fund, AllianzGI NFJ Dividend Value Fund, AMG Managers
     Cadence Mid Cap Fund, PIMCO Total Return Fund, PIMCO Emerging Markets Bond
     Fund, PIMCO Real Return Fund, Pioneer Fund, Pioneer High Yield Fund,
     Pioneer Strategic Income Fund, Pioneer Mid Cap Value Fund, Pioneer Select
     Mid Cap Growth Fund, PIMCO Total Return ESG Fund, Putnam Equity Income
     Fund, Putnam High Yield Fund, Putnam International Equity Fund, Putnam
     Sustainable Leaders Fund, Putnam International Capital Opportunities Fund,
     Putnam Small Cap Growth Fund, Royce Total Return Fund, Royce
     Smaller-Companies Growth Fund, Royce Small-Cap Value Fund, Columbia Large
     Cap Value Fund, Columbia Small/Mid Cap Value Fund, RidgeWorth Ceredex
     Small Cap Value Equity Fund, RidgeWorth Ceredex Mid-Cap Value Equity Fund,
     RidgeWorth Seix Total Return Bond Fund, RidgeWorth Ceredex Large Cap Value
     Equity Fund, DWS Real Estate Securities Fund, DWS Equity Dividend Fund,
     DWS Capital Growth Fund, DWS Enhanced Emerging Markets Fixed Income, SSgA
     S&P 500 Index Fund, DWS Core Equity VIP, DWS Global Growth Fund, Select
     Overseas Fund, MassMutual Select Total Return Bond Fund, MassMutual Blue
     Chip Growth Fund, Select T. Rowe Price/Frontier MC Gr II Fund, Select
     Western Strategic Bond Fund, ClearBridge Appreciation Fund, ClearBridge
     Aggressive Growth Fund, ClearBridge All Cap Value Fund, ClearBridge Mid
     Cap Fund, ClearBridge Small Cap Growth Fund, Thornburg International Value
     Fund, Thornburg Value Fund, Thornburg Core Growth Fund, Timothy Plan
     Large/Mid Cap Value Fund, UBS Dynamic Alpha Fund*, T. Rowe Price Growth
     Stock Fund, Inc., T. Rowe Price Equity Income Fund, T. Rowe Price
     Retirement 2010 Fund, T. Rowe Price Retirement 2020 Fund, T. Rowe Price
     Retirement 2030 Fund, T. Rowe Price Retirement 2040 Fund, T. Rowe Price
     Retirement 2050 Fund, T. Rowe Price Retirement Balanced Fund, UBS Global
     Allocation Fund, UBS US Allocation Fund, Vanguard Small-Cap Index Fund,
     Vanguard Mid-Cap Index Fund, Vanguard Total Bond Market Index Fund,
     Vanguard Total Stock Market Index Fund, Victory Diversified Stock Fund,
     Victory Special Value Fund, Victory Sycamore Small Company Opportunity
     Fund, Victory Sycamore Established Value Fund, Invesco Small Cap Discovery
     Fund, Invesco Comstock Fund, Invesco Equity and Income Fund, Invesco
     Growth and Income Fund, Invesco Mid Cap Growth Fund, Invesco Quality
     Income Fund, Invesco Small Cap Value Fund, Invesco American Value Fund,
     Invesco Value Opportunities Fund, Invesco Diversified Dividend Fund,
     Invesco American Franchise Fund, Invesco Global Core Equity Fund, Vanguard
     500 Index Fund, Wells Fargo International Equity Fund, Wells Fargo Core
     Bond Fund, Columbia Seligman Communications and Information Fund, Columbia
     Seligman Global Technology Fund, Columbia Select Small Cap Value Fund,
     TIAA-CREF Large Cap Value Index Fund, TIAA-CREF Large Cap Growth Fund,
     TIAA-CREF Bond Index Fund, TIAA-CREF Equity Index Fund, MM MSCI EAFE(R)
     International Index Fund, MassMutual

--------------------------------------------------------------------------------
                                   SA-375

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------
     RetireSMART(SM) by JPMorgan In Retirement Fund (merged with MassMutual
     RetireSMART(SM) by JPMorgan 2015 Fund), MassMutual RetireSMART(SM) by
     JPMorgan 2020 Fund, MassMutual RetireSMART(SM) by JPMorgan 2025 Fund,
     MassMutual RetireSMART(SM) by JPMorgan 2030 Fund, MassMutual
     RetireSMART(SM) by JPMorgan 2035 Fund, MassMutual RetireSMART(SM) by
     JPMorgan 2040 Fund, MassMutual RetireSMART(SM) by JPMorgan 2045 Fund,
     MassMutual RetireSMART(SM) by JPMorgan 2050 Fund, MassMutual
     RetireSMART(SM) by JPMorgan In Retirement Fund, MassMutual RetireSMART(SM)
     by JPMorgan 2055 Fund, American Century Heritage Fund, ClearBridge Small
     Cap Value Fund, North Square Oak Ridge Small Cap Growth Fund (formerly Oak
     Ridge Small Cap Growth Fund), Blackrock VI S&P 500 Index Fund, Invesco
     Oppenheimer Corporate Bond Fund (formerly Oppenheimer Corporate Bond
     Fund), Invesco Oppenheimer Intermediate Income Fund, MassMutual Premier
     Strategic Emerging Markets Fund, MassMutual Premier Small Cap
     Opportunities Fund, MassMutual Select Small Cap Growth Equity Fund,
     Fidelity VIP Freedom 2035 Portfolio, Fidelity VIP Freedom 2040 Portfolio,
     Fidelity VIP Freedom 2050 Portfolio, Ivy Small Cap Growth Fund, T. Rowe
     Price Retirement 2060 Fund, MSIF Global Opportunity Portfolio, JPMorgan
     U.S. Government Money Market Fund, American Century U.S. Government Money
     Market Fund, Invesco Balanced-Risk Commodity Strategy Fund, Columbia
     Select International Equity Fund, Putnam Growth Opportunities Fund, John
     Hancock New Opportunities Fund, Columbia Large Cap Growth III, Victory RS
     Value Fund, Hartford International Equity Fund, Pioneer Global Equity
     Fund, MassMutual Select T.Rowe Price Retire 2030 Fund, MassMutual Select
     T.Rowe Price Retire 2035 Fund, MassMutual Select T.Rowe Price Retire 2040
     Fund, MassMutual Select T.Rowe Price Retire 2050 Fund, MassMutual Select
     T.Rowe Price Retire 2055 Fund, MassMutual Select T.Rowe Price Retire 2060
     Fund, BlackRock S&P 500 Index V.I. Fund, Hartford International Equity
     Fund, BNY Mellon Insight Core Plus Fund, Keeley Small Cap Dividend Value
     Fund, Hartford Global Impact Fund, MM Russell 2000(R) Small Cap Index
     Fund, MM S&P 500(R) Index Fund, MM S&P Mid Cap Index Fund, Russell
     Balanced Strategy Fund, Russell Conservative Strategy Fund, Russell Equity
     Growth Strategy Fund, Russell Growth Strategy Fund, and Russell Moderate
     Strategy Fund.

    *  These funds were not funded as of December 31, 2019, and as a result, are not presented in the statements of assets and liabilities.

       During 2019, No sub-accounts were liquidated.
     The sub-accounts are invested in mutual funds (the "Funds") of the same name.

     If a Fund is subject to a merger by the fund manager, the Sub-account invested in the surviving Fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are reflected in the statements of changes in net assets as a net transfer.
     For financial statement purposes, assets received by the Sub-Account were recorded at fair value as follows:

     Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

     SURVIVING SUB-ACCOUNT                    ASSETS RECEIVED IN 2019
     ---------------------------------------  -----------------------

     BlackRock LifePath(R) Dynamic
       Retirement Fund......................       $  16,048,000
     Keeley Small Cap Dividend
       Value Fund...........................           1,092,814
     MassMutual RetireSMART(SM) by
       JPMorgan In Retirement Fund..........             443,232
     Hartford Global Impact Fund............              26,035

     SURVIVING SUB-ACCOUNT                    ASSETS RECEIVED IN 2018
     ---------------------------------------  -----------------------

     Templeton Growth Fund, Inc.............       $      64,263
     BlackRock Advantage Small
       Cap Growth Fund......................             876,943
     Blackrock VI S&P 500 Index Fund........          11,496,374
     Hartford International Equity Fund.....           1,088,207
     BNY Mellon Insight Core Plus Fund                   672,857

2. SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies of the
     Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

     a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain distributions income is accrued as of the exdividend date. Net realized gain distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

     b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

     c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations

--------------------------------------------------------------------------------
                                   SA-376

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        of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the
        IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimate contained within the financial statements are the fair value measurements.

     e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the
        Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

     f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2019 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and
        3) by prioritizing the inputs in the valuation techniques used to measure fair value.

        Level 1:  Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies
        ("mutual funds").

        Level 2:  Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

        Level 3:  Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

        In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

        As of December 31, 2019, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2018 and 2019.

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES

     Each Sub-Account is charged certain fees, according to contract terms, as follows:

     a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.25% of the
        Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

     b) TAX EXPENSE CHARGES -- If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account's average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners'
        accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

     c) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to $30 may be charged. These charges are deducted

--------------------------------------------------------------------------------
                                   SA-377

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------
        through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

     d) TRANSACTIONS WITH RELATED PARTIES -- Affiliates of both the Sponsor
        Company and the Agent for Service act in the capacity of investment advisor to certain funds that are available to the Sub-Accounts. The closing net asset value of the associated fund are subject to the following fee rates paid to the affiliate. On April 20, 2018 the HIMCO
        VIT funds were merged with Blackrock funds. Up to and including May 31,
        2018 the Sponsor Company and its affiliates received fees from the HLS funds for services provided. As a result of the Talcott Resolution Sale
        Transaction disclosed in Note 1, the HLS funds are no longer affiliated with the Sponsor Company or its affiliates.

     INVESTMENT ADVISOR                                     FUND FAMILY                   MAXIMUM ANNUAL FEE     AFFILIATED PARTY
     ----------------------------------------------------   ----------------------------  --------------------   -------------------

     Hartford Funds                                         Hartford HLS                                 0.90%   Sponsor Company
     MML Investment Advisers, LLC                           MassMutual RetireSMART                       0.21%   Agent for Service
     OFI Global Asset Management, Inc.                      Oppenheimer                                  1.00%   Agent for Service
     Hartford Investment Management Company (HIMCO)         HIMCO VIT                                    0.30%   Sponsor Company

4. PURCHASES AND SALES OF INVESTMENTS:

     The cost of purchases and proceeds from sales of Investments for the period ended December 31, 2019 were as follows:

                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------

American Century Equity Income Fund................................................................    $   4,623,702   $   5,974,624
American Century Growth Fund.......................................................................        1,502,904       3,081,967
American Century Ultra(R) Fund.....................................................................           42,768         120,047
American Century VP Balanced Fund..................................................................           15,309          38,338
American Century VP International Fund.............................................................            8,030          13,670
American Century Small Cap Value Fund..............................................................          189,108         616,164
American Century Large Company Value Fund..........................................................            5,599           6,087
American Century Inflation-Adjusted Bond Fund......................................................           14,244           2,162
American Century Equity Growth Fund................................................................           26,624         353,988
American Century VP Income & Growth Fund...........................................................           28,635          78,861
American Century VP Ultra Fund.....................................................................          108,205          55,940
American Century VP Value Fund.....................................................................           81,538         138,207
American Century Mid Cap Value Fund................................................................          195,761         551,606
Invesco V.I. Small Cap Equity Fund.................................................................           11,645             658
Invesco V.I. Diversified Dividend Fund.............................................................            2,490           8,714
Invesco European Growth Fund.......................................................................           30,414         122,840
Invesco International Growth Fund..................................................................           77,074          45,516
Invesco Mid Cap Core Equity Fund...................................................................           59,016         147,005
Invesco Small Cap Growth Fund......................................................................          492,666       1,021,476
Invesco Real Estate Fund...........................................................................          879,183       1,065,674
Invesco Small Cap Equity Fund......................................................................          198,461         453,703
Invesco Developing Markets Fund....................................................................          481,420         637,025
American Century Diversified Bond Fund.............................................................           62,375          11,157
Domini Impact Equity Fund..........................................................................          266,547         825,873
AB Global Bond Fund................................................................................           22,972           3,459
AB Global Risk Allocation Fund.....................................................................           12,513          12,471
AB Relative Value Fund.............................................................................           13,470         146,627
AB Sustainable International Thematic Fund.........................................................          100,058         163,997
AB International Value Fund........................................................................           68,404         105,622
AB Growth Fund.....................................................................................            6,687          60,011

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                                   SA-378

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                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------

AB Discovery Growth Fund...........................................................................    $      40,114   $     172,544
AB Discovery Value Fund............................................................................          116,065         263,683
AB Value Fund......................................................................................            1,901             426
AB High Income Fund................................................................................          159,469         180,400
American Funds AMCAP Fund(R).......................................................................          550,653       1,329,015
American Funds American Balanced Fund(R)...........................................................        1,547,735       1,398,174
American Funds Capital Income Builder(R)...........................................................        1,849,318       2,257,501
American Funds EuroPacific Growth Fund.............................................................        2,479,842       8,140,203
American Funds Fundamental Investors Fund(SM)......................................................        2,356,927       2,919,301
American Funds New Perspective Fund(R).............................................................        1,434,613       1,448,781
American Funds The Bond Fund of America(R).........................................................          632,991         659,674
American Funds The Growth Fund of America(R).......................................................        6,359,092      10,438,896
American Funds The Income Fund of America(R).......................................................        1,535,011       2,314,184
American Funds The Investment Company of America(R)................................................        1,403,472       1,902,309
American Funds The New Economy Fund(R).............................................................          500,975         512,858
American Funds Washington Mutual Investors Fund(SM)................................................          763,969         949,941
American Funds American Mutual Fund(R).............................................................          677,645         727,696
American Funds Capital World Growth and Income Fund(R).............................................        2,033,711       3,488,269
American Funds SMALLCAP World Fund(R)..............................................................          195,453         269,568
New World Fund.....................................................................................           67,022          27,271
Ariel Appreciation Fund............................................................................           26,256          12,201
Ariel Fund.........................................................................................           38,791          10,591
Artisan Mid Cap Value Fund.........................................................................          413,309         495,225
Ave Maria Rising Dividend Fund.....................................................................          238,576         592,140
Ave Maria Value Fund...............................................................................            1,676             319
Ave Maria Growth Fund..............................................................................          101,359          11,909
BlackRock LifePath(R) Dynamic 2020 Fund............................................................        2,209,891      21,209,506
BlackRock LifePath(R) Dynamic 2030 Fund............................................................        4,031,009       5,453,767
BlackRock LifePath(R) Dynamic 2040 Fund............................................................        4,429,937       5,748,059
BlackRock LifePath(R) Dynamic Retirement Fund......................................................       16,627,861         941,019
BlackRock LifePath(R) Dynamic 2050 Fund............................................................        1,221,664       1,071,375
BlackRock LifePath(R) Dynamic 2025 Fund............................................................           70,158          84,395
BlackRock LifePath(R) Dynamic 2035 Fund............................................................          114,612          44,271
BlackRock LifePath(R) Dynamic 2045 Fund............................................................          105,668          12,488
BlackRock LifePath(R) Dynamic 2055 Fund............................................................          198,856          47,940
Baron Small Cap Fund...............................................................................          275,066         374,101
BlackRock U.S. Government Bond Portfolio...........................................................           21,566          45,553
BlackRock Equity Dividend Fund.....................................................................          578,207         699,076
BlackRock Capital Appreciation Fund................................................................          193,865         104,389
BlackRock Advantage Large Cap Growth Fund..........................................................           14,253          44,617
Calvert VP SRI Balanced Portfolio..................................................................           27,780           7,039
Calvert Equity Fund................................................................................        1,003,008       2,439,853
Calvert Bond Fund..................................................................................          382,559         451,055
Calvert Income Fund................................................................................          155,447          61,093
Columbia Contrarian Core Fund......................................................................           89,372         318,754
Columbia Small Cap Value I Fund....................................................................            5,187           2,297
Columbia Select Mid Cap Value Fund.................................................................          116,889         232,099
Columbia Acorn Fund................................................................................          642,080         219,429
CRM Mid Cap Value Fund.............................................................................           40,817          37,240
Columbia Disciplined Small Core Fund...............................................................           17,495           6,519

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                                   SA-379

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

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                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------

Calamos International Growth Fund..................................................................    $           1   $          13
Davis Financial Fund...............................................................................           46,345          16,650
Davis New York Venture Fund........................................................................          870,202         823,622
Davis Opportunity Fund.............................................................................           16,043           9,656
Delaware Diversified Income Fund...................................................................           50,681         303,467
Delaware Extended Duration Bond Fund...............................................................            3,548          19,250
Dreyfus Bond Market Index Fund.....................................................................        2,767,272       2,933,908
Dreyfus VIF Appreciation Portfolio.................................................................           17,207          22,072
Dreyfus International Stock Index Fund.............................................................           11,931          64,812
Dreyfus MidCap Index Fund..........................................................................        3,462,536       4,680,565
Dreyfus SmallCap Stock Index Fund..................................................................        2,748,196       2,815,187
Dreyfus VIF Growth and Income Portfolio............................................................            8,606          23,194
Dreyfus VIF Quality Bond Portfolio Fund............................................................            6,936             354
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.................................................              225              40
Dreyfus S&P 500 Index Fund.........................................................................        9,237,851       8,689,462
Eaton Vance Large-Cap Value Fund...................................................................          302,908         900,189
Eaton Vance Dividend Builder Fund..................................................................          148,281         180,450
Eaton Vance Worldwide Health Sciences Fund.........................................................          206,876         124,542
Eaton Vance Income Fund of Boston..................................................................          492,188         664,369
Eaton Vance Balanced Fund..........................................................................           65,736          63,991
Eaton Vance Atlanta Capital SMID-Cap Fund..........................................................          272,644         610,549
Wells Fargo Asset Allocation Fund..................................................................           13,681          48,772
Wells Fargo Emerging Markets Equity Fund...........................................................          286,904         439,699
Wells Fargo Utility & Telecommunications Fund......................................................            3,986           4,987
Alger Capital Appreciation Institutional Portfolio.................................................        1,067,626         907,469
Alger Mid Cap Growth Institutional Fund............................................................          272,491         182,185
Alger Small Cap Growth Institutional Fund..........................................................          151,869          87,517
Nuveen Mid Cap Growth Opportunities Fund...........................................................           51,040         406,185
Nuveen Small Cap Select Fund.......................................................................            5,307          34,830
Fidelity Advisor Equity Growth Fund................................................................          131,995          70,633
Fidelity Advisor Value Strategies Fund.............................................................           10,026          23,351
Fidelity Advisor Leveraged Company Stock Fund......................................................          224,247         170,967
Federated Equity Income Fund, Inc..................................................................           13,830           3,907
Federated Fund for U.S. Government Securities Fund.................................................           58,934          71,672
Federated MDT Mid Cap Growth Fund..................................................................           62,177           5,598
Federated High Income Bond Fund....................................................................            1,116             102
Federated Kaufmann Fund............................................................................        1,028,575         875,398
Federated Short-Term Income Fund...................................................................            2,204           2,990
Federated Total Return Bond Fund...................................................................           10,907           6,446
Federated Clover Small Value Fund..................................................................            2,173           7,072
Federated International Leaders Fund...............................................................            3,071              42
Fidelity(R) VIP Growth Opportunities Portfolio.....................................................          319,057         459,074
Fidelity(R) VIP Overseas Portfolio.................................................................           12,333          14,500
Fidelity(R) VIP Value Strategies Portfolio.........................................................           10,600          23,946
Fidelity(R) VIP Balanced Portfolio.................................................................          104,955         201,085
Fidelity(R) VIP Growth & Income Portfolio..........................................................           62,431          54,233
Fidelity(R) VIP Freedom 2020 Portfolio.............................................................           49,519             302
Fidelity(R) VIP Freedom 2030 Portfolio.............................................................           33,690          36,707
Fidelity(R) VIP Freedom 2015 Portfolio.............................................................            6,368          27,956
Fidelity(R) VIP Freedom 2025 Portfolio.............................................................           20,899          24,852

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                                   SA-380

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                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------

Fidelity Advisor(R) Stock Selector All Cap Fund....................................................    $       2,313   $         960
Templeton Developing Markets Trust.................................................................          155,503         152,477
Franklin High Income Fund..........................................................................          146,951         196,388
Franklin Strategic Income Fund.....................................................................          487,222         650,089
Templeton Global Bond Fund.........................................................................          954,742       1,316,830
Franklin U.S. Government Securities Fund...........................................................           45,849          60,884
Franklin Small Cap Value Fund......................................................................          508,331         458,313
Franklin Mutual Global Discovery Fund..............................................................        1,726,451       3,171,236
Templeton Growth Fund..............................................................................          260,557         224,718
Franklin Income Fund...............................................................................        1,443,125       1,501,983
Franklin Growth Fund...............................................................................        2,382,230       3,453,398
Franklin Total Return Fund.........................................................................           81,512          92,183
Franklin Balance Sheet Investment Fund.............................................................          147,618         309,236
Franklin Mutual Beacon Fund........................................................................           86,161          84,976
Franklin Mutual Shares Fund........................................................................          629,638       1,201,687
Franklin Small-Mid Cap Growth Fund.................................................................          887,422         876,305
Franklin Conservative Allocation Fund..............................................................          562,083         538,003
Franklin Growth Allocation Fund....................................................................        1,759,777       1,171,796
Franklin Moderate Allocation Fund..................................................................        1,199,518       1,098,168
Templeton Foreign Fund.............................................................................          465,978       1,455,419
Highland Premier Growth Equity.....................................................................           14,752           5,329
Goldman Sachs Income Builder Fund..................................................................            4,684           6,404
Goldman Sachs Capital Growth Fund..................................................................              251           3,286
Goldman Sachs Core Fixed Income Fund...............................................................           39,105           5,124
Goldman Sachs U.S. Equity Insights Fund............................................................                1               1
Goldman Sachs Government Income Fund...............................................................          260,949         317,204
Goldman Sachs Equity Income Fund...................................................................           13,026           1,900
Goldman Sachs Growth Opportunities Fund............................................................          343,516         101,601
Goldman Sachs Focused International Equity Fund....................................................            2,652          10,577
Goldman Sachs Mid Cap Value Fund...................................................................          400,303         529,953
Goldman Sachs Small Cap Value Fund.................................................................        1,013,085       1,697,874
Goldman Sachs Strategic Growth Fund................................................................           41,732             484
Goldman Sachs High Yield Fund......................................................................          292,653         693,671
Goldman Sachs Large Cap Value Fund.................................................................           74,352          36,932
Goldman Sachs Small/Mid Cap Growth Fund............................................................           55,440         437,373
Goldman Sachs Satellite Strategies Portfolio.......................................................              225               3
Frost Value Equity Fund............................................................................                3               1
Hartford Balanced HLS Fund.........................................................................          900,860         838,956
Hartford Total Return Bond HLS Fund................................................................        1,181,094       2,274,829
Hartford Capital Appreciation HLS Fund.............................................................        3,021,164       2,675,465
Hartford Dividend and Growth HLS Fund..............................................................        4,273,306       4,757,589
The Hartford Healthcare HLS Fund...................................................................          929,837         869,319
Hartford Global Growth HLS Fund....................................................................          272,956         127,677
Hartford Disciplined Equity HLS Fund...............................................................              614               4
Hartford Growth Opportunities HLS Fund.............................................................        2,409,200       1,708,371
Hartford International Opportunities HLS Fund......................................................           96,717         216,200
Hartford MidCap HLS Fund...........................................................................        2,523,615       3,275,298
Hartford Ultrashort Bond HLS Fund..................................................................          401,081         428,871
Hartford Small Company HLS Fund....................................................................        1,087,882       1,019,163
Hartford Small Cap Growth HLS Fund.................................................................          179,672         150,410

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                                   SA-381

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------

Hartford Stock HLS Fund............................................................................    $     596,022   $     443,162
Hartford U.S. Government Securities HLS Fund.......................................................           35,998          76,106
Hartford Value HLS Fund............................................................................          264,088         228,826
The Hartford Checks and Balances Fund..............................................................           64,409          34,960
The Hartford High Yield............................................................................           27,400           4,166
The Hartford Dividend and Growth Fund..............................................................          118,332         107,569
The Hartford International Opportunities Fund......................................................          156,319         261,460
The Hartford MidCap Fund...........................................................................          181,947         234,674
The Hartford Small Company Fund....................................................................          123,426         237,130
The Hartford Total Return Bond Fund................................................................           98,453         101,927
The Hartford Healthcare Fund.......................................................................           74,064          35,022
The Hartford Growth Opportunities Fund.............................................................           84,422           7,661
The Hartford Value Opportunities Fund..............................................................              132              11
Hartford Moderate Allocation Fund..................................................................          281,870         214,452
The Hartford Conservative Allocation Fund..........................................................           90,877         168,521
The Hartford Capital Appreciation Fund.............................................................          682,505         966,440
The Hartford Growth Allocation Fund................................................................          358,658         217,216
The Hartford Inflation Plus Fund...................................................................           96,071         155,274
The Hartford Equity Income Fund....................................................................          132,710         213,340
The Hartford Balanced Income Fund..................................................................          138,679         437,948
The Hartford International Small Company Fund......................................................            7,289          39,027
The Hartford MidCap Value Fund.....................................................................          156,346         109,580
Hotchkis and Wiley Large Cap Value Fund............................................................           31,532         167,547
Invesco V.I. Technology Fund.......................................................................           48,997          68,229
Invesco Technology Fund............................................................................          208,126         148,490
Ivy Natural Resources Fund.........................................................................          126,027         210,449
Ivy Large Cap Growth Fund..........................................................................          166,467         302,094
Ivy Science & Technology Fund......................................................................          345,208         156,134
Ivy Asset Strategy Fund............................................................................           61,118         210,616
Janus Henderson Forty Portfolio....................................................................          257,028         442,308
Janus Henderson Global Research Portfolio..........................................................           18,921          27,318
Janus Henderson Enterprise Portfolio...............................................................            7,675          37,166
Janus Henderson Balanced Portfolio.................................................................           25,456          35,520
Janus Henderson Overseas Portfolio.................................................................           13,134          21,879
Janus Henderson Flexible Bond Fund.................................................................            8,895           6,116
Janus Henderson Forty Fund.........................................................................          876,545         808,038
Janus Henderson Balanced Fund......................................................................          373,343       1,609,712
Janus Henderson Enterprise Fund....................................................................          247,697         674,362
Janus Henderson Overseas Fund......................................................................          150,266         331,287
Janus Henderson Global Research Fund...............................................................           14,643          30,805
Janus Henderson Mid Cap Value Fund.................................................................          127,075         148,591
PGIM Jennison Natural Resources Fund...............................................................          126,790         270,527
PGIM Jennison Mid-Cap Growth Fund..................................................................          308,113         226,060
PGIM Jennison 20/20 Focus Fund.....................................................................           54,100         151,838
JPMorgan Large Cap Growth Fund.....................................................................            2,021         111,836
JPMorgan Core Bond Fund............................................................................        2,475,140         883,547
JPMorgan Small Cap Equity Fund.....................................................................            7,849           1,487
JPMorgan Small Cap Growth Fund.....................................................................          157,365         129,482
JPMorgan Small Cap Value Fund......................................................................           90,678          73,687
JPMorgan U.S. Equity Fund..........................................................................          262,499         939,109

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                                   SA-382

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                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------

JPMorgan SmartRetirement 2020 Fund.................................................................    $   1,552,767   $   2,684,809
JPMorgan SmartRetirement 2025 Fund.................................................................        2,421,093       1,917,732
JPMorgan SmartRetirement 2030 Fund.................................................................        2,622,975       3,312,441
JPMorgan SmartRetirement 2035 Fund.................................................................        1,569,307       1,865,152
JPMorgan SmartRetirement 2040 Fund.................................................................        1,729,707       3,368,796
JPMorgan SmartRetirement 2045 Fund.................................................................        1,520,730       1,505,205
JPMorgan SmartRetirement 2050 Fund.................................................................        1,309,389       1,186,945
JPMorgan SmartRetirement Income Fund...............................................................          684,089       1,197,935
JP Morgan Smart Retirement 2055 Fund...............................................................        1,136,815         834,223
Keeley Small Cap Value Fund........................................................................          215,679       1,134,132
Loomis Sayles Bond Fund............................................................................          904,646         907,234
LKCM Aquinas Catholic Equity Fund..................................................................           38,824           1,288
Lord Abbett Affiliated Fund........................................................................           72,846          80,282
Lord Abbett Fundamental Equity Fund................................................................          414,100         970,471
Lord Abbett Bond Debenture Fund....................................................................          295,964         333,572
Lord Abbett Growth Opportunities fund..............................................................           28,699         114,143
Lord Abbett Calibrated Dividend Growth Fund........................................................           52,649          48,737
Lord Abbett Total Return Fund......................................................................        1,280,945         999,158
Lord Abbett Developing Growth Fund.................................................................          299,387         250,213
Lord Abbett International Equity Inv Opt...........................................................           46,926          16,532
Lord Abbett Value Opportunities Fund...............................................................          605,351       1,149,338
Clearbridge Value Trust............................................................................            9,131          41,973
BMO Mid-Cap Value Fund.............................................................................           20,741         165,300
MassMutual RetireSMART(SM) by JPMorgan 2010 Fund...................................................            4,606          55,751
MFS(R) Emerging Markets Debt Fund..................................................................           59,895         123,721
Massachusetts Investors Growth Stock Fund..........................................................          767,023         346,991
MFS High Income Fund...............................................................................          100,540          74,006
MFS International New Discovery Fund...............................................................           33,215          63,254
MFS Mid Cap Growth Fund............................................................................           43,035         102,464
MFS New Discovery Fund.............................................................................        1,208,098         638,176
MFS Research International Fund....................................................................          407,791       1,699,971
MFS Total Return Fund..............................................................................          439,418       1,555,811
MFS Utilities Fund.................................................................................          705,250         634,469
MFS Value Fund.....................................................................................        1,350,429       4,237,684
MFS Total Return Bond Fund.........................................................................          734,035       1,432,891
MFS Massachusetts Investors Trust..................................................................          247,840         458,819
MFS International Growth Fund......................................................................          108,751          54,441
MFS Core Equity Fund...............................................................................           88,067         236,602
MFS Government Securities Fund.....................................................................        1,344,301       2,349,914
MFS International Value Fund.......................................................................        1,531,160       2,222,189
MFS Technology Fund................................................................................           18,239          19,023
MFS Core Equity Series.............................................................................            9,135          16,666
MFS Utilities Series...............................................................................           38,661          63,682
MFS Growth Fund....................................................................................           52,822         106,663
MFS High Yield Portfolio...........................................................................          122,504          33,489
BlackRock Global Allocation Fund, Inc..............................................................        1,225,384       3,138,217
BlackRock Advantage Large Cap Core Fund............................................................            5,038           7,465
BlackRock Advantage U.S. Total Market Fund.........................................................            4,691          60,737
BlackRock Mid Cap Dividend Fund....................................................................          268,788         255,344
BlackRock International Dividend Fund..............................................................           73,160         330,837

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                                   SA-383

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------

BlackRock Mid Cap Growth Equity Portfolio..........................................................    $     114,954   $      26,279
Victory Munder Mid-Cap Core Growth Fund............................................................        1,421,264         605,638
Neuberger Berman Sustainable Equity Fund...........................................................          349,694         289,371
Nuveen NWQ International Value Fund................................................................           16,182           2,029
The Oakmark International Small Cap Fund...........................................................            1,444          48,036
The Oakmark Equity and Income Fund.................................................................          912,118       1,148,765
Invesco Oppenheimer Capital Appreciation Fund......................................................          277,141         111,566
Invesco Oppenheimer Global Fund....................................................................          451,212         627,587
Invesco Oppenheimer Global Opportunities Fund......................................................          438,668         416,509
Invesco Oppenheimer International Growth Fund......................................................          347,970         880,062
Invesco Oppenheimer Main Street Fund...............................................................           89,064         417,590
Invesco Oppenheimer Global Strategic Income Fund...................................................          127,924          90,208
Invesco Oppenheimer Main Street Mid Cap Fund.......................................................          391,995         551,791
Invesco Oppenheimer Developing Markets Fund........................................................          472,878       1,292,146
Invesco Oppenheimer Capital Income Fund............................................................              139             882
Invesco Oppenheimer International Bond Fund........................................................          540,004         603,442
Invesco Oppenheimer Mid Cap Value Fund.............................................................           94,543          84,613
Invesco Oppenheimer Main Street All Cap Fund(R)....................................................          115,745         138,386
Invesco Oppenheimer Gold & Special Minerals Fund...................................................          244,384         484,616
Invesco Oppenheimer Real Estate Fund...............................................................          542,163       1,111,089
Invesco Oppenheimer Equity Income Fund.............................................................            2,063             387
Invesco Oppenheimer International Diversified Fund.................................................           89,801          60,558
Invesco Oppenheimer Rising Dividends Fund..........................................................            2,954             128
Putnam Global Equity Fund..........................................................................            6,454             451
Putnam VT High Yield Fund..........................................................................           72,175           7,972
Putnam VT International Growth Fund................................................................           21,906          13,987
Putnam VT Sustainable Leaders Fund.................................................................           72,457         167,201
Putnam VT Small Cap Value Fund.....................................................................           29,550          26,320
Pioneer Disciplined Value Fund.....................................................................           20,492          12,313
Pioneer Equity Income Fund.........................................................................            5,494          28,914
Pioneer Fundamental Growth Fund....................................................................           34,200             632
AllianzGI NFJ International Value Fund.............................................................            3,192             709
AllianzGI NFJ Small-Cap Value Fund.................................................................          158,265         195,739
AllianzGI NFJ Dividend Value Fund..................................................................          902,937       2,492,811
AMG Managers Cadence Mid Cap Fund..................................................................            5,344          11,544
PIMCO Emerging Markets Bond Fund...................................................................           53,162          94,678
Pioneer Fund.......................................................................................          211,247         327,559
Pioneer High Yield Fund............................................................................          157,280         251,648
Pioneer Strategic Income Fund......................................................................        1,238,872       1,926,388
Pioneer Mid Cap Value Fund.........................................................................           95,854         150,904
Pioneer Select Mid Cap Growth Fund.................................................................          794,595         730,195
PIMCO Total Return ESG Fund........................................................................           32,943          20,792
Putnam Equity Income Fund..........................................................................          210,649         328,879
Putnam High Yield Fund.............................................................................          237,771         481,419
Putnam International Equity Fund...................................................................            6,305          37,543
Putnam Sustainable Leaders Fund....................................................................               71              11
Putnam International Capital Opportunities Fund....................................................           22,958          13,306
Putnam Small Cap Growth Fund.......................................................................           68,402          79,973
Royce Total Return Fund............................................................................          168,220         121,832
Royce Smaller-Companies Growth Fund................................................................           33,099         194,689

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                                   SA-384

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                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------

Royce Small-Cap Value Fund.........................................................................    $      62,973   $      11,196
Columbia Large Cap Value Fund......................................................................           13,964          18,529
Columbia Small/Mid Cap Value Fund..................................................................           32,041          77,310
RidgeWorth Ceredex Small Cap Value Equity Fund.....................................................          135,721         490,949
RidgeWorth Ceredex Mid-Cap Value Equity Fund.......................................................          185,580         173,475
RidgeWorth Seix Total Return Bond Fund.............................................................           14,611           5,396
RidgeWorth Ceredex Large Cap Value Equity Fund.....................................................           14,833         123,870
DWS Real Estate Securities Fund....................................................................            1,441             160
DWS Equity Dividend Fund...........................................................................           26,183          15,079
DWS Capital Growth Fund............................................................................            5,989             130
DWS Enhanced Emerging Markets Fixed Income.........................................................            2,164          10,219
SSgA S&P 500 Index Fund............................................................................          393,837         215,842
DWS Core Equity VIP................................................................................            9,786          57,963
DWS Global Growth Fund.............................................................................            7,399          19,383
Select Overseas Fund...............................................................................          326,075          97,225
MassMutual Select Total Return Bond Fund...........................................................           67,112          39,474
MassMutual Blue Chip Growth Fund...................................................................            1,760          11,901
Select T. Rowe Price/Frontier MC Gr II Fund........................................................          324,967         356,088
Select Western Strategic Bond Fund.................................................................          165,309          18,496
ClearBridge Appreciation Fund......................................................................          143,452         162,193
ClearBridge Aggressive Growth Fund.................................................................           10,606             596
ClearBridge All Cap Value Fund.....................................................................              439           7,202
ClearBridge Mid Cap Fund...........................................................................          349,810         236,334
ClearBridge Small Cap Growth Fund..................................................................          242,306         324,312
Thornburg International Value Fund.................................................................          476,789         622,148
Thornburg Value Fund...............................................................................          122,808         413,715
Thornburg Core Growth Fund.........................................................................          247,945         292,602
Timothy Plan Large/Mid Cap Value Fund..............................................................           72,529          98,160
T. Rowe Price Growth Stock Fund, Inc...............................................................          902,731       2,786,692
T. Rowe Price Equity Income Fund...................................................................          369,639         324,399
T. Rowe Price Retirement 2010 Fund.................................................................          121,468         116,750
T. Rowe Price Retirement 2020 Fund.................................................................        1,923,703       1,975,407
T. Rowe Price Retirement 2030 Fund.................................................................        2,569,218       2,067,388
T. Rowe Price Retirement 2040 Fund.................................................................        1,887,160       1,582,059
T. Rowe Price Retirement 2050 Fund.................................................................        1,302,196         996,215
T. Rowe Price Retirement Balanced Fund.............................................................          138,128         123,880
UBS Global Allocation Fund.........................................................................            5,023              57
UBS US Allocation Fund.............................................................................              405           7,042
Vanguard Small-Cap Index Fund......................................................................           56,535         487,898
Vanguard Mid-Cap Index Fund........................................................................           81,027         355,573
Vanguard Total Bond Market Index Fund..............................................................          221,512         128,566
Vanguard Total Stock Market Index Fund.............................................................          106,413         447,455
Victory Diversified Stock Fund.....................................................................           61,581         314,238
Victory Special Value Fund.........................................................................          156,494         281,764
Victory Sycamore Small Company Opportunity Fund....................................................          588,820       1,863,097
Victory Sycamore Established Value Fund............................................................        1,532,931       2,680,246
Invesco Small Cap Discovery Fund...................................................................          469,931         404,871
nvesco Comstock Fund...............................................................................          816,253         801,519
Invesco Equity and Income Fund.....................................................................        1,705,836       2,487,492
Invesco Growth and Income Fund.....................................................................          472,818         401,051

--------------------------------------------------------------------------------
                                   SA-385

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------

Invesco Mid Cap Growth Fund........................................................................    $     459,581   $     308,437
Invesco Quality Income Fund........................................................................              348             161
Invesco Small Cap Value Fund.......................................................................          159,731         336,125
Invesco American Value Fund........................................................................           15,050           7,702
Invesco Value Opportunities Fund...................................................................           17,096          60,478
Invesco Diversified Dividend Fund..................................................................           90,019          32,606
Invesco American Franchise Fund....................................................................           89,058         274,735
Invesco Global Core Equity Fund....................................................................            6,751          15,310
Vanguard 500 Index Fund............................................................................          237,211         981,645
Wells Fargo International Equity Fund..............................................................            5,843          27,027
Wells Fargo Core Bond Fund.........................................................................           17,447          11,854
Columbia Seligman Communications and Information Fund..............................................          105,813         194,424
Columbia Seligman Global Technology Fund...........................................................           83,168          87,718
Columbia Select Small Cap Value Fund...............................................................              963          35,161
TIAA-CREF Large Cap Value Index Fund...............................................................          585,847         256,068
TIAA-CREF Large Cap Growth Fund....................................................................          476,606         598,221
TIAA-CREF Bond Index Fund..........................................................................           65,077          49,298
TIAA-CREF Equity Index Fund........................................................................          599,105         752,887
MM MSCI EAFE(R) International Index Fund...........................................................          102,490          77,539
MassMutual RetireSMART(SM) by JPMorgan 2015 Fund...................................................           17,327         387,013
MassMutual RetireSMART(SM) by JPMorgan 2020 Fund...................................................           86,884          82,137
MassMutual RetireSMART(SM) by JPMorgan 2025 Fund...................................................          308,233          33,592
MassMutual RetireSMART(SM) by JPMorgan 2030 Fund...................................................          341,761         177,787
MassMutual RetireSMART(SM) by JPMorgan 2035 Fund...................................................          301,097          25,952
MassMutual RetireSMART(SM) by JPMorgan 2040 Fund...................................................          457,493          44,568
MassMutual RetireSMART(SM) by JPMorgan 2045 Fund...................................................          245,786          63,259
MassMutual RetireSMART(SM) by JPMorgan 2050 Fund...................................................          159,076          64,389
MassMutual RetireSMART(SM) by JPMorgan In Retirement Fund..........................................          504,011          27,538
MassMutual RetireSMART(SM) by JPMorgan 2055 Fund...................................................          103,052           1,984
American Century Heritage Fund.....................................................................          208,849         130,844
ClearBridge Small Cap Value Fund...................................................................            2,427             442
North Square Oak Ridge Small Cap Growth Fund.......................................................          101,517         291,820
Invesco Oppenheimer Intermediate Income Fund.......................................................            6,632             562
MassMutual Premier Strategic Emerging Markets Fund.................................................            1,230              83
MassMutual Premier Small Cap Opportunities Fund....................................................          115,394          12,660
MassMutual Select Small Cap Growth Equity Fund.....................................................              521           1,082
Fidelity VIP Freedom 2035 Portfolio................................................................              398              30
Fidelity VIP Freedom 2050 Portfolio................................................................               20              --
Ivy Small Cap Growth Fund..........................................................................          384,626         916,394
T. Rowe Price Retirement 2060 Fund.................................................................           12,444             343
MSIF Global Opportunity Portfolio..................................................................           32,583           5,492
JPMorgan U.S. Government Money Market Fund.........................................................          350,334         335,249
American Century U.S. Government Money Market Fund.................................................          804,925       1,062,320
Invesco Balanced-Risk Commodity Strategy Fund......................................................            2,405           7,269
Columbia Select International Equity Fund..........................................................              104             781
Putnam Growth Opportunities Fund...................................................................            1,103              87
John Hancock New Opportunities Fund................................................................           24,600          47,658
Columbia Large Cap Growth III......................................................................          139,408          91,668
Victory RS Value Fund..............................................................................          144,626         217,179
Pioneer Global Equity Fund.........................................................................          179,843         194,881

--------------------------------------------------------------------------------
                                   SA-386

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                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------

BlackRock Advantage Small Cap Growth Fund..........................................................    $     280,244   $     364,878
MassMutual Select T.Rowe Price Retire 2030 Fund....................................................           20,354          22,138
MassMutual Select T.Rowe Price Retire 2035 Fund....................................................           16,260             313
MassMutual Select T.Rowe Price Retire 2040 Fund....................................................           11,163              21
MassMutual Select T.Rowe Price Retire 2050 Fund....................................................           23,765              89
MassMutual Select T.Rowe Price Retire 2055 Fund....................................................            5,442              25
MassMutual Select T.Rowe Price Retire 2060 Fund....................................................            3,318              15
BlackRock S&P 500 Index V.I. Fund..................................................................        1,710,720       2,824,825
Hartford International Equity Fund.................................................................           50,811          56,113
BNY Mellon Insight Core Plus Fund..................................................................           46,893          68,530
Keeley Small Cap Dividend Value Fund...............................................................        1,910,586       1,056,413
Hartford Global Impact Fund........................................................................           27,273             197
MM Russell 2000(R) Small Cap Index Fund............................................................          119,113          19,874
MM S&P 500(R) Index Fund...........................................................................        1,733,147         723,533
MM S&P Mid Cap Index Fund..........................................................................          700,454         588,825
Russell Balanced Strategy Fund.....................................................................           39,541          61,670
Russell Conservative Strategy Fund.................................................................              471           3,975
Russell Equity Growth Strategy Fund................................................................               49           1,606
Russell Growth Strategy Fund.......................................................................           90,588         144,971
Russell Moderate Strategy Fund.....................................................................           38,031          37,209
PIMCO Total Return Fund............................................................................        2,734,479       4,990,212
PIMCO Real Return Fund.............................................................................        1,326,260       3,332,201

5.   CHANGES IN UNITS OUTSTANDING:

     The changes in units outstanding for the period ended December 31, 2019 were as follows:

                                                                                               UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                                                                   ISSUED       REDEEMED      (DECREASE)
----------------------------------------------------------------------------------------    ----------    ----------    ------------

American Century Equity Income Fund.....................................................        59,175       164,063       (104,888)
American Century Growth Fund............................................................         6,188       109,753       (103,565)
American Century Ultra(R) Fund..........................................................           812         3,798         (2,986)
American Century VP Balanced Fund.......................................................           454         1,877         (1,423)
American Century VP International Fund..................................................           425           877           (452)
American Century Small Cap Value Fund...................................................         3,706        22,314        (18,608)
American Century Large Company Value Fund...............................................           296           363            (67)
American Century Inflation-Adjusted Bond Fund...........................................           872           104            768
American Century Equity Growth Fund.....................................................           857        14,736        (13,879)
American Century VP Income & Growth Fund................................................           185         3,551         (3,366)
American Century VP Ultra Fund..........................................................            48         1,501         (1,453)
American Century VP Value Fund..........................................................           616         6,380         (5,764)
American Century Mid Cap Value Fund.....................................................         7,282        20,685        (13,403)
Invesco V.I. Diversified Dividend Fund..................................................            --           417           (417)
Invesco European Growth Fund............................................................         1,836        10,006         (8,170)
Invesco International Growth Fund.......................................................         2,865         2,984           (119)
Invesco Mid Cap Core Equity Fund........................................................         1,159         7,675         (6,516)
Invesco Small Cap Growth Fund...........................................................         8,162        22,985        (14,823)
Invesco Real Estate Fund................................................................        12,189        29,940        (17,751)
Invesco Small Cap Equity Fund...........................................................         7,197        24,446        (17,249)
Invesco Developing Markets Fund.........................................................        30,707        42,977        (12,270)
American Century Diversified Bond Fund..................................................         5,047           830          4,217

--------------------------------------------------------------------------------
                                   SA-387

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                               UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                                                                   ISSUED       REDEEMED      (DECREASE)
----------------------------------------------------------------------------------------    ----------    ----------    ------------

Domini Impact Equity Fund...............................................................         3,385        12,724         (9,339)
AB Global Bond Fund.....................................................................         1,626           212          1,414
AB Global Risk Allocation Fund..........................................................           576           630            (54)
AB Relative Value Fund..................................................................           501         7,132         (6,631)
AB Sustainable International Thematic Fund..............................................         8,571        17,232         (8,661)
AB International Value Fund.............................................................         6,527         9,259         (2,732)
AB Growth Fund..........................................................................           140         2,364         (2,224)
AB Discovery Growth Fund................................................................           826         5,552         (4,726)
AB Discovery Value Fund.................................................................         4,096        12,229         (8,133)
AB Value Fund...........................................................................           152            29            123
AB High Income Fund.....................................................................         8,930        12,339         (3,409)
American Funds AMCAP Fund(R)............................................................        16,638        54,892        (38,254)
American Funds American Balanced Fund(R)................................................        62,237        69,264         (7,027)
American Funds Capital Income Builder(R)................................................        86,624       148,821        (62,197)
American Funds EuroPacific Growth Fund..................................................        81,574       359,324       (277,750)
American Funds Fundamental Investors Fund(SM)...........................................        59,595       131,871        (72,276)
American Funds New Perspective Fund(R)..................................................        52,736        68,050        (15,314)
American Funds The Bond Fund of America(R)..............................................        41,189        51,147         (9,958)
American Funds The Growth Fund of America(R)............................................       124,679       334,746       (210,067)
American Funds The Income Fund of America(R)............................................        59,209       132,571        (73,362)
American Funds The Investment Company of America(R).....................................        43,253        94,283        (51,030)
American Funds The New Economy Fund(R)..................................................        11,614        19,364         (7,750)
American Funds Washington Mutual Investors Fund(SM).....................................        21,136        44,595        (23,459)
American Funds American Mutual Fund(R)..................................................        23,821        33,766         (9,945)
American Funds Capital World Growth and Income Fund(R)..................................        69,674       157,577        (87,903)
American Funds SMALLCAP World Fund(R)...................................................         8,720        14,236         (5,516)
New World Fund..........................................................................         3,928         1,895          2,033
Ariel Appreciation Fund.................................................................           551           461             90
Ariel Fund..............................................................................           906           402            504
Artisan Mid Cap Value Fund..............................................................         1,212        11,092         (9,880)
Ave Maria Rising Dividend Fund..........................................................         5,573        21,455        (15,882)
Ave Maria Value Fund....................................................................            73            15             58
Ave Maria Growth Fund...................................................................         2,863           370          2,493
BlackRock LifePath(R) Dynamic 2020 Fund.................................................        68,640     1,053,413       (984,773)
BlackRock LifePath(R) Dynamic 2030 Fund.................................................       154,712       288,161       (133,449)
BlackRock LifePath(R) Dynamic 2040 Fund.................................................       178,259       328,162       (149,903)
BlackRock LifePath(R) Dynamic Retirement Fund...........................................       869,375        49,205        820,170
BlackRock LifePath(R) Dynamic 2050 Fund.................................................        46,655        51,418         (4,763)
BlackRock LifePath(R) Dynamic 2025 Fund.................................................         3,608         5,299         (1,691)
BlackRock LifePath(R) Dynamic 2035 Fund.................................................         5,491         2,417          3,074
BlackRock LifePath(R) Dynamic 2045 Fund.................................................         5,167           611          4,556
BlackRock LifePath(R) Dynamic 2055 Fund.................................................        10,049         2,543          7,506
Baron Small Cap Fund....................................................................         1,678        10,166         (8,488)
BlackRock U.S. Government Bond Portfolio................................................         1,645         4,254         (2,609)
BlackRock Equity Dividend Fund..........................................................         7,690        18,529        (10,839)
BlackRock Capital Appreciation Fund.....................................................         3,378         2,323          1,055
BlackRock Advantage Large Cap Growth Fund...............................................           313         1,165           (852)
Calvert VP SRI Balanced Portfolio.......................................................           441           254            187
Calvert Equity Fund.....................................................................        24,500        59,740        (35,240)
Calvert Bond Fund.......................................................................        21,675        29,294         (7,619)

--------------------------------------------------------------------------------
                                   SA-388

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                                                                                               UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                                                                   ISSUED       REDEEMED      (DECREASE)
----------------------------------------------------------------------------------------    ----------    ----------    ------------

Calvert Income Fund.....................................................................        10,323         4,286          6,037
Columbia Contrarian Core Fund...........................................................         1,525         6,710         (5,185)
Columbia Small Cap Value I Fund.........................................................            71            42             29
Columbia Select Mid Cap Value Fund......................................................         5,570        13,723         (8,153)
Columbia Acorn Fund.....................................................................         9,837         4,754          5,083
CRM Mid Cap Value Fund..................................................................         1,028         1,266           (238)
Columbia Disciplined Small Core Fund....................................................           970           340            630
Davis Financial Fund....................................................................         1,622           824            798
Davis New York Venture Fund.............................................................        17,917        29,808        (11,891)
Davis Opportunity Fund..................................................................           400           455            (55)
Delaware Diversified Income Fund........................................................         3,666        24,581        (20,915)
Delaware Extended Duration Bond Fund....................................................           167         1,266         (1,099)
Dreyfus Bond Market Index Fund..........................................................       175,759       211,928        (36,169)
Dreyfus VIF Appreciation Portfolio......................................................           551           909           (358)
Dreyfus International Stock Index Fund..................................................            66         4,295         (4,229)
Dreyfus MidCap Index Fund...............................................................        38,664        87,837        (49,173)
Dreyfus SmallCap Stock Index Fund.......................................................        41,140        60,853        (19,713)
Dreyfus VIF Growth and Income Portfolio.................................................           272           945           (673)
Dreyfus VIF Quality Bond Portfolio Fund.................................................           398            --            398
Dreyfus S&P 500 Index Fund..............................................................       239,224       350,561       (111,337)
Eaton Vance Large-Cap Value Fund........................................................         8,169        48,589        (40,420)
Eaton Vance Dividend Builder Fund.......................................................         4,016         9,092         (5,076)
Eaton Vance Worldwide Health Sciences Fund..............................................         5,162         3,630          1,532
Eaton Vance Income Fund of Boston.......................................................        19,602        35,482        (15,880)
Eaton Vance Balanced Fund...............................................................         2,123         2,122              1
Eaton Vance Atlanta Capital SMID-Cap Fund...............................................         7,984        22,656        (14,672)
Wells Fargo Asset Allocation Fund.......................................................           796         3,018         (2,222)
Wells Fargo Emerging Markets Equity Fund................................................        11,671        17,598         (5,927)
Wells Fargo Utility & Telecommunications Fund...........................................            65           152            (87)
Alger Capital Appreciation Institutional Portfolio......................................        17,838        28,688        (10,850)
Alger Mid Cap Growth Institutional Fund.................................................         7,735         8,866         (1,131)
Alger Small Cap Growth Institutional Fund...............................................         3,935         3,578            357
Nuveen Mid Cap Growth Opportunities Fund................................................           854        13,190        (12,336)
Nuveen Small Cap Select Fund............................................................           230         1,521         (1,291)
Fidelity Advisor Equity Growth Fund.....................................................         3,611         2,781            830
Fidelity Advisor Value Strategies Fund..................................................            --           688           (688)
Fidelity Advisor Leveraged Company Stock Fund...........................................         8,560        10,049         (1,489)
Federated Equity Income Fund, Inc.......................................................           661           211            450
Federated Fund for U.S. Government Securities Fund......................................         4,058         5,411         (1,353)
Federated MDT Mid Cap Growth Fund.......................................................         1,809           217          1,592
Federated High Income Bond Fund.........................................................            36             1             35
Federated Kaufmann Fund.................................................................        19,393        34,251        (14,858)
Federated Short-Term Income Fund........................................................             1           256           (255)
Federated Total Return Bond Fund........................................................           261           378           (117)
Federated Clover Small Value Fund.......................................................           119           428           (309)
Federated International Leaders Fund....................................................           188             1            187
Fidelity(R) VIP Growth Opportunities Portfolio..........................................         6,963        11,979         (5,016)
Fidelity(R) VIP Overseas Portfolio......................................................           474           943           (469)
Fidelity(R) VIP Value Strategies Portfolio..............................................           164         1,061           (897)
Fidelity(R) VIP Balanced Portfolio......................................................           657         8,607         (7,950)

--------------------------------------------------------------------------------
                                   SA-389

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

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                                                                                               UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                                                                   ISSUED       REDEEMED      (DECREASE)
----------------------------------------------------------------------------------------    ----------    ----------    ------------

Fidelity(R) VIP Growth & Income Portfolio...............................................           811         2,339         (1,528)
Fidelity(R) VIP Freedom 2020 Portfolio..................................................         1,654            --          1,654
Fidelity(R) VIP Freedom 2030 Portfolio..................................................            81         1,053           (972)
Fidelity(R) VIP Freedom 2015 Portfolio..................................................            --         1,051         (1,051)
Fidelity(R) VIP Freedom 2025 Portfolio..................................................            74           744           (670)
Fidelity Advisor(R) Stock Selector All Cap Fund.........................................            86            48             38
Templeton Developing Markets Trust......................................................         9,451        10,798         (1,347)
Franklin High Income Fund...............................................................         5,807        10,444         (4,637)
Franklin Strategic Income Fund..........................................................        23,669        40,359        (16,690)
Templeton Global Bond Fund..............................................................        36,840        72,192        (35,352)
Franklin U.S. Government Securities Fund................................................         2,493         4,347         (1,854)
Franklin Small Cap Value Fund...........................................................        13,164        16,698         (3,534)
Franklin Mutual Global Discovery Fund...................................................        67,464       190,633       (123,169)
Templeton Growth Fund...................................................................        11,937        14,011         (2,074)
Franklin Income Fund....................................................................        66,824        86,597        (19,773)
Franklin Growth Fund....................................................................        53,204       123,193        (69,989)
Franklin Total Return Fund..............................................................         4,879         6,234         (1,355)
Franklin Balance Sheet Investment Fund..................................................           262        10,012         (9,750)
Franklin Mutual Beacon Fund.............................................................         2,684         4,663         (1,979)
Franklin Mutual Shares Fund.............................................................        15,733        68,753        (53,020)
Franklin Small-Mid Cap Growth Fund......................................................         5,605        34,565        (28,960)
Franklin Conservative Allocation Fund...................................................        23,427        32,508         (9,081)
Franklin Growth Allocation Fund.........................................................        60,392        61,920         (1,528)
Franklin Moderate Allocation Fund.......................................................        37,235        60,111        (22,876)
Templeton Foreign Fund..................................................................        13,241        65,639        (52,398)
Highland Premier Growth Equity..........................................................           580           178            402
Goldman Sachs Income Builder Fund.......................................................           147           346           (199)
Goldman Sachs Capital Growth Fund.......................................................            10           118           (108)
Goldman Sachs Core Fixed Income Fund....................................................         2,641           305          2,336
Goldman Sachs Government Income Fund....................................................        17,229        22,513         (5,284)
Goldman Sachs Equity Income Fund........................................................           404            52            352
Goldman Sachs Growth Opportunities Fund.................................................         4,275         3,880            395
Goldman Sachs Focused International Equity Fund.........................................           228         1,079           (851)
Goldman Sachs Mid Cap Value Fund........................................................        10,733        17,305         (6,572)
Goldman Sachs Small Cap Value Fund......................................................        35,207        75,548        (40,341)
Goldman Sachs Strategic Growth Fund.....................................................         1,096            10          1,086
Goldman Sachs High Yield Fund...........................................................         6,813        33,896        (27,083)
Goldman Sachs Large Cap Value Fund......................................................         3,479         2,326          1,153
Goldman Sachs Small/Mid Cap Growth Fund.................................................           570         7,375         (6,805)
Goldman Sachs Satellite Strategies Portfolio............................................            14            --             14
Hartford Balanced HLS Fund..............................................................         9,506        39,324        (29,818)
Hartford Total Return Bond HLS Fund.....................................................        47,239       156,285       (109,046)
Hartford Capital Appreciation HLS Fund..................................................         5,658        64,983        (59,325)
Hartford Dividend and Growth HLS Fund...................................................        55,018       380,525       (325,507)
The Hartford Healthcare HLS Fund........................................................        11,319        26,941        (15,622)
Hartford Global Growth HLS Fund.........................................................         4,732         5,478           (746)
Hartford Disciplined Equity HLS Fund....................................................            21            --             21
Hartford Growth Opportunities HLS Fund..................................................        29,094        58,855        (29,761)
Hartford International Opportunities HLS Fund...........................................         3,564        14,152        (10,588)
Hartford MidCap HLS Fund................................................................         2,912        59,107        (56,195)

--------------------------------------------------------------------------------
                                   SA-390

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                                                                                               UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                                                                   ISSUED       REDEEMED      (DECREASE)
----------------------------------------------------------------------------------------    ----------    ----------    ------------

Hartford Ultrashort Bond HLS Fund.......................................................        35,456        39,973         (4,517)
Hartford Small Company HLS Fund.........................................................        10,499        82,652        (72,153)
Hartford Small Cap Growth HLS Fund......................................................         2,702         5,024         (2,322)
Hartford Stock HLS Fund.................................................................         4,228        15,469        (11,241)
Hartford U.S. Government Securities HLS Fund............................................         1,712         6,377         (4,665)
Hartford Value HLS Fund.................................................................         3,766         9,502         (5,736)
The Hartford Checks and Balances Fund...................................................         2,085         1,858            227
The Hartford High Yield.................................................................         1,312           207          1,105
The Hartford Dividend and Growth Fund...................................................         3,283         4,595         (1,312)
The Hartford International Opportunities Fund...........................................        10,855        18,658         (7,803)
The Hartford MidCap Fund................................................................         5,097         7,672         (2,575)
The Hartford Small Company Fund.........................................................         4,799        10,305         (5,506)
The Hartford Total Return Bond Fund.....................................................         5,756         7,031         (1,275)
The Hartford Healthcare Fund............................................................         1,478         1,105            373
The Hartford Growth Opportunities Fund..................................................         2,301           188          2,113
Hartford Moderate Allocation Fund.......................................................        12,554        11,775            779
The Hartford Conservative Allocation Fund...............................................         4,719        10,926         (6,207)
The Hartford Capital Appreciation Fund..................................................        19,337        45,393        (26,056)
The Hartford Growth Allocation Fund.....................................................        14,886        12,491          2,395
The Hartford Inflation Plus Fund........................................................         7,393        11,786         (4,393)
The Hartford Equity Income Fund.........................................................         3,642         7,707         (4,065)
The Hartford Balanced Income Fund.......................................................         7,043        23,754        (16,711)
The Hartford International Small Company Fund...........................................           529         2,943         (2,414)
The Hartford MidCap Value Fund..........................................................         8,572         6,216          2,356
Hotchkis and Wiley Large Cap Value Fund.................................................           970         7,057         (6,087)
Invesco V.I. Technology Fund............................................................           275         2,639         (2,364)
Invesco Technology Fund.................................................................         6,412         6,038            374
Ivy Natural Resources Fund..............................................................        18,590        33,470        (14,880)
Ivy Large Cap Growth Fund...............................................................         2,509         9,730         (7,221)
Ivy Science & Technology Fund...........................................................         5,293         4,087          1,206
Ivy Asset Strategy Fund.................................................................         2,517        11,761         (9,244)
Janus Henderson Forty Portfolio.........................................................           961        11,750        (10,789)
Janus Henderson Global Research Portfolio...............................................            17         1,363         (1,346)
Janus Henderson Enterprise Portfolio....................................................            15           917           (902)
Janus Henderson Balanced Portfolio......................................................           194         1,261         (1,067)
Janus Henderson Overseas Portfolio......................................................           740         1,693           (953)
Janus Henderson Flexible Bond Fund......................................................           568           460            108
Janus Henderson Forty Fund..............................................................        11,063        22,312        (11,249)
Janus Henderson Balanced Fund...........................................................        12,730        63,557        (50,827)
Janus Henderson Enterprise Fund.........................................................         4,396        13,537         (9,141)
Janus Henderson Overseas Fund...........................................................        12,049        30,847        (18,798)
Janus Henderson Global Research Fund....................................................           251         1,912         (1,661)
Janus Henderson Mid Cap Value Fund......................................................         4,245         5,661         (1,416)
PGIM Jennison Natural Resources Fund....................................................        18,835        41,585        (22,750)
PGIM Jennison Mid-Cap Growth Fund.......................................................         2,582         5,113         (2,531)
PGIM Jennison 20/20 Focus Fund..........................................................         1,093         3,773         (2,680)
JPMorgan Large Cap Growth Fund..........................................................            48         4,620         (4,572)
JPMorgan Core Bond Fund.................................................................       157,580        59,869         97,711
JPMorgan Small Cap Equity Fund..........................................................           105            20             85
JPMorgan Small Cap Growth Fund..........................................................         1,895         2,097           (202)

--------------------------------------------------------------------------------
                                   SA-391

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                               UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                                                                   ISSUED       REDEEMED      (DECREASE)
----------------------------------------------------------------------------------------    ----------    ----------    ------------

JPMorgan Small Cap Value Fund...........................................................         1,612         1,782           (170)
JPMorgan U.S. Equity Fund...............................................................         6,983        31,972        (24,989)
JPMorgan SmartRetirement 2020 Fund......................................................        51,815       164,574       (112,759)
JPMorgan SmartRetirement 2025 Fund......................................................        90,086       113,875        (23,789)
JPMorgan SmartRetirement 2030 Fund......................................................        87,462       180,054        (92,592)
JPMorgan SmartRetirement 2035 Fund......................................................        64,603       105,058        (40,455)
JPMorgan SmartRetirement 2040 Fund......................................................        66,940       183,270       (116,330)
JPMorgan SmartRetirement 2045 Fund......................................................        65,691        80,170        (14,479)
JPMorgan SmartRetirement 2050 Fund......................................................        58,458        65,876         (7,418)
JPMorgan SmartRetirement Income Fund....................................................        29,460        84,154        (54,694)
JP Morgan Smart Retirement 2055 Fund....................................................        59,341        47,997         11,344
Keeley Small Cap Value Fund.............................................................         1,858        56,957        (55,099)
Loomis Sayles Bond Fund.................................................................        34,861        40,583         (5,722)
LKCM Aquinas Catholic Equity Fund.......................................................         1,018            --          1,018
Lord Abbett Affiliated Fund.............................................................         2,957         4,245         (1,288)
Lord Abbett Fundamental Equity Fund.....................................................         5,363        23,465        (18,102)
Lord Abbett Bond Debenture Fund.........................................................        10,784        16,590         (5,806)
Lord Abbett Growth Opportunities Fund...................................................           906         4,661         (3,755)
Lord Abbett Calibrated Dividend Growth Fund.............................................         1,620         2,232           (612)
Lord Abbett Total Return Fund...........................................................        64,924        58,400          6,524
Lord Abbett Developing Growth Fund......................................................         4,282         8,330         (4,048)
Lord Abbett International Equity Inv Opt................................................         4,282         1,591          2,691
Lord Abbett Value Opportunities Fund....................................................        13,241        53,187        (39,946)
Clearbridge Value Trust.................................................................           383         1,906         (1,523)
BMO Mid-Cap Value Fund..................................................................         1,375        15,524        (14,149)
MassMutual RetireSMARTSM by JPMorgan 2010 Fund..........................................            89         5,023         (4,934)
MFS(R) Emerging Markets Debt Fund.......................................................         3,184         8,072         (4,888)
Massachusetts Investors Growth Stock Fund...............................................        16,955        12,272          4,683
MFS High Income Fund....................................................................         2,409         4,273         (1,864)
MFS International New Discovery Fund....................................................           746         1,863         (1,117)
MFS Mid Cap Growth Fund.................................................................         1,718         4,398         (2,680)
MFS New Discovery Fund..................................................................        43,303        29,117         14,186
MFS Research International Fund.........................................................        34,762       149,208       (114,446)
MFS Total Return Fund...................................................................        20,416        84,677        (64,261)
MFS Utilities Fund......................................................................        18,708        30,925        (12,217)
MFS Value Fund..........................................................................        53,079       201,372       (148,293)
MFS Total Return Bond Fund..............................................................        42,072        85,073        (43,001)
MFS Massachusetts Investors Trust.......................................................         4,222         9,655         (5,433)
MFS International Growth Fund...........................................................         6,003         2,914          3,089
MFS Core Equity Fund....................................................................         1,706        13,141        (11,435)
MFS Government Securities Fund..........................................................        94,632       171,791        (77,159)
MFS International Value Fund............................................................        27,085        58,470        (31,385)
MFS Technology Fund.....................................................................           191           241            (50)
MFS Core Equity Series..................................................................           568         1,081           (513)
MFS Utilities Series....................................................................         1,061         2,323         (1,262)
MFS Growth Fund.........................................................................         1,797         3,800         (2,003)
MFS High Yield Portfolio................................................................         8,624         2,513          6,111
BlackRock Global Allocation Fund, Inc...................................................        53,776       190,232       (136,456)
BlackRock Advantage Large Cap Core Fund.................................................           122           362           (240)
BlackRock Advantage U.S. Total Market Fund..............................................           198         3,033         (2,835)

--------------------------------------------------------------------------------
                                   SA-392

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                                                                                               UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                                                                   ISSUED       REDEEMED      (DECREASE)
----------------------------------------------------------------------------------------    ----------    ----------    ------------

BlackRock Mid Cap Dividend Fund.........................................................         9,795        11,829         (2,034)
BlackRock International Dividend Fund...................................................         4,976        25,996        (21,020)
BlackRock Mid Cap Growth Equity Portfolio...............................................         4,432           933          3,499
Victory Munder Mid-Cap Core Growth Fund.................................................         4,118        18,303        (14,185)
Neuberger Berman Sustainable Equity Fund................................................         8,452        11,112         (2,660)
Nuveen NWQ International Value Fund.....................................................         1,461           133          1,328
The Oakmark International Small Cap Fund................................................            14         1,135         (1,121)
The Oakmark Equity and Income Fund......................................................         2,479        58,609        (56,130)
Invesco Oppenheimer Capital Appreciation Fund...........................................         3,391         4,367           (976)
Invesco Oppenheimer Global Fund.........................................................         8,333        15,473         (7,140)
Invesco Oppenheimer Global Opportunities Fund...........................................        24,975        23,301          1,674
Invesco Oppenheimer International Growth Fund...........................................        21,020        58,705        (37,685)
Invesco Oppenheimer Main Street Fund....................................................         2,616        19,245        (16,629)
Invesco Oppenheimer Global Strategic Income Fund........................................         6,589         5,642            947
Invesco Oppenheimer Main Street Mid Cap Fund............................................        13,379        28,496        (15,117)
Invesco Oppenheimer Developing Markets Fund.............................................        10,607        39,109        (28,502)
Invesco Oppenheimer Capital Income Fund.................................................            12            80            (68)
Invesco Oppenheimer International Bond Fund.............................................        25,951        39,927        (13,976)
Invesco Oppenheimer Mid Cap Value Fund..................................................         2,405         4,627         (2,222)
Invesco Oppenheimer Main Street All Cap Fund(R).........................................         5,660         6,856         (1,196)
Invesco Oppenheimer Gold & Special Minerals Fund........................................        27,617        52,356        (24,739)
Invesco Oppenheimer Real Estate Fund....................................................        28,319        61,379        (33,060)
Invesco Oppenheimer Equity Income Fund..................................................            86            19             67
Invesco Oppenheimer International Diversified Fund......................................         5,230         3,508          1,722
Invesco Oppenheimer Rising Dividends Fund...............................................           151            --            151
Putnam Global Equity Fund...............................................................            53            --             53
Putnam VT High Yield Fund...............................................................         2,572           277          2,295
Putnam VT International Growth Fund.....................................................           318           926           (608)
Putnam VT Sustainable Leaders Fund......................................................           291         5,284         (4,993)
Putnam VT Small Cap Value Fund..........................................................           352         1,473         (1,121)
Pioneer Disciplined Value Fund..........................................................           913           542            371
Pioneer Equity Income Fund..............................................................            96           763           (667)
Pioneer Fundamental Growth Fund.........................................................         1,320             1          1,319
AllianzGI NFJ International Value Fund..................................................           304            67            237
AllianzGI NFJ Small-Cap Value Fund......................................................         3,913        11,042         (7,129)
AllianzGI NFJ Dividend Value Fund.......................................................        28,680       152,346       (123,666)
AMG Managers Cadence Mid Cap Fund.......................................................           222           585           (363)
PIMCO Emerging Markets Bond Fund........................................................         1,988         5,464         (3,476)
Pioneer Fund............................................................................         6,695        14,567         (7,872)
Pioneer High Yield Fund.................................................................         5,714        13,098         (7,384)
Pioneer Strategic Income Fund...........................................................        60,967       104,382        (43,415)
Pioneer Mid Cap Value Fund..............................................................         5,308         8,291         (2,983)
Pioneer Select Mid Cap Growth Fund......................................................        25,569        23,961          1,608
PIMCO Total Return ESG Fund.............................................................         2,425         1,715            710
Putnam Equity Income Fund...............................................................         8,162        14,721         (6,559)
Putnam High Yield Fund..................................................................         9,519        24,413        (14,894)
Putnam International Equity Fund........................................................            58         1,815         (1,757)
Putnam International Capital Opportunities Fund.........................................         1,900         1,139            761
Putnam Small Cap Growth Fund............................................................         2,686         3,341           (655)
Royce Total Return Fund.................................................................        10,601        11,896         (1,295)

--------------------------------------------------------------------------------
                                   SA-393

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                               UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                                                                   ISSUED       REDEEMED      (DECREASE)
----------------------------------------------------------------------------------------    ----------    ----------    ------------

Royce Smaller-Companies Growth Fund.....................................................           801         7,570         (6,769)
Royce Small-Cap Value Fund..............................................................         5,539           953          4,586
Columbia Large Cap Value Fund...........................................................           369         1,036           (667)
Columbia Small/Mid Cap Value Fund.......................................................         1,450         4,626         (3,176)
RidgeWorth Ceredex Small Cap Value Equity Fund..........................................         2,308        11,723         (9,415)
RidgeWorth Ceredex Mid-Cap Value Equity Fund............................................         2,510         3,573         (1,063)
RidgeWorth Seix Total Return Bond Fund..................................................           985           338            647
RidgeWorth Ceredex Large Cap Value Equity Fund..........................................           638         5,842         (5,204)
DWS Equity Dividend Fund................................................................           765         1,040           (275)
DWS Capital Growth Fund.................................................................           123             1            122
DWS Enhanced Emerging Markets Fixed Income..............................................            86           619           (533)
SSgA S&P 500 Index Fund.................................................................         9,162         7,276          1,886
DWS Core Equity VIP.....................................................................            51         2,252         (2,201)
DWS Global Growth Fund..................................................................           461         1,442           (981)
Select Overseas Fund....................................................................        31,389         8,918         22,471
MassMutual Select Total Return Bond Fund................................................         5,480         3,552          1,928
MassMutual Blue Chip Growth Fund........................................................            91           664           (573)
Select T. Rowe Price/Frontier MC Gr II Fund.............................................        18,097        19,365         (1,268)
Select Western Strategic Bond Fund......................................................        14,859         1,570         13,289
ClearBridge Appreciation Fund...........................................................         4,527         6,679         (2,152)
ClearBridge Aggressive Growth Fund......................................................           292            14            278
ClearBridge All Cap Value Fund..........................................................             1           429           (428)
ClearBridge Mid Cap Fund................................................................         6,393         5,516            877
ClearBridge Small Cap Growth Fund.......................................................         6,711        12,221         (5,510)
Thornburg International Value Fund......................................................        17,679        35,480        (17,801)
Thornburg Value Fund....................................................................         4,307        15,204        (10,897)
Thornburg Core Growth Fund..............................................................         7,779        13,683         (5,904)
Timothy Plan Large/Mid Cap Value Fund...................................................         2,300         4,118         (1,818)
T. Rowe Price Growth Stock Fund, Inc....................................................        31,452        93,409        (61,957)
T. Rowe Price Equity Income Fund........................................................        17,116        18,489         (1,373)
T. Rowe Price Retirement 2010 Fund......................................................         5,048         6,898         (1,850)
T. Rowe Price Retirement 2020 Fund......................................................        79,502       110,626        (31,124)
T. Rowe Price Retirement 2030 Fund......................................................       103,404       107,258         (3,854)
T. Rowe Price Retirement 2040 Fund......................................................        75,739        79,545         (3,806)
T. Rowe Price Retirement 2050 Fund......................................................        57,900        50,644          7,256
T. Rowe Price Retirement Balanced Fund..................................................         7,459         7,959           (500)
UBS Global Allocation Fund..............................................................           318             1            317
UBS US Allocation Fund..................................................................            16           359           (343)
Vanguard Small-Cap Index Fund...........................................................           228        33,706        (33,478)
Vanguard Mid-Cap Index Fund.............................................................         2,880        23,851        (20,971)
Vanguard Total Bond Market Index Fund...................................................        16,712        11,367          5,345
Vanguard Total Stock Market Index Fund..................................................         4,277        29,226        (24,949)
Victory Diversified Stock Fund..........................................................         1,314        12,752        (11,438)
Victory Special Value Fund..............................................................         6,798        15,618         (8,820)
Victory Sycamore Small Company Opportunity Fund.........................................        16,148        67,356        (51,208)
Victory Sycamore Established Value Fund.................................................        19,202        51,488        (32,286)
Invesco Small Cap Discovery Fund........................................................         8,259        17,293         (9,034)
Invesco Comstock Fund...................................................................        26,113        33,884         (7,771)
Invesco Equity and Income Fund..........................................................        51,759        97,865        (46,106)
Invesco Growth and Income Fund..........................................................        15,107        19,676         (4,569)

--------------------------------------------------------------------------------
                                   SA-394

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                                                                                               UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                                                                   ISSUED       REDEEMED      (DECREASE)
----------------------------------------------------------------------------------------    ----------    ----------    ------------

Invesco Mid Cap Growth Fund.............................................................         8,184        12,310         (4,126)
Invesco Quality Income Fund.............................................................            24            11             13
Invesco Small Cap Value Fund............................................................         3,299         7,612         (4,313)
Invesco American Value Fund.............................................................           297           173            124
Invesco Value Opportunities Fund........................................................           408         3,325         (2,917)
Invesco Diversified Dividend Fund.......................................................         3,253         1,704          1,549
Invesco American Franchise Fund.........................................................         1,953        11,464         (9,511)
Invesco Global Core Equity Fund.........................................................           458           991           (533)
Vanguard 500 Index Fund.................................................................         8,859        60,351        (51,492)
Wells Fargo International Equity Fund...................................................           387         2,547         (2,160)
Wells Fargo Core Bond Fund..............................................................         1,258           913            345
Columbia Seligman Communications and Information Fund...................................         1,281         5,013         (3,732)
Columbia Seligman Global Technology Fund................................................         1,050         2,433         (1,383)
Columbia Select Small Cap Value Fund....................................................            77         2,818         (2,741)
TIAA-CREF Large Cap Value Index Fund....................................................        17,708        11,585          6,123
TIAA-CREF Large Cap Growth Fund.........................................................        14,514        20,933         (6,419)
TIAA-CREF Bond Index Fund...............................................................         5,244         4,128          1,116
TIAA-CREF Equity Index Fund.............................................................        21,929        30,412         (8,483)
MM MSCI EAFE(R) International Index Fund................................................         8,704         7,236          1,468
MassMutual RetireSMART(SM) by JPMorgan 2015 Fund........................................           125        33,616        (33,491)
MassMutual RetireSMART(SM) by JPMorgan 2020 Fund........................................         5,529         6,783         (1,254)
MassMutual RetireSMART(SM) by JPMorgan 2025 Fund........................................        17,390         2,296         15,094
MassMutual RetireSMART(SM) by JPMorgan 2030 Fund........................................        15,305        12,784          2,521
MassMutual RetireSMART(SM) by JPMorgan 2035 Fund........................................        13,191         1,612         11,579
MassMutual RetireSMART(SM) by JPMorgan 2040 Fund........................................        23,873         3,011         20,862
MassMutual RetireSMART(SM) by JPMorgan 2045 Fund........................................        12,449         4,797          7,652
MassMutual RetireSMART(SM) by JPMorgan 2050 Fund........................................         8,146         4,669          3,477
MassMutual RetireSMART(SM) by JPMorgan In Retirement Fund...............................        44,060         2,268         41,792
MassMutual RetireSMART(SM) by JPMorgan 2055 Fund........................................         6,129            53          6,076
American Century Heritage Fund..........................................................         6,706         7,731         (1,025)
ClearBridge Small Cap Value Fund........................................................           125            24            101
North Square Oak Ridge Small Cap Growth Fund............................................         4,035        22,178        (18,143)
Invesco Oppenheimer Intermediate Income Fund............................................           596            47            549
MassMutual Premier Strategic Emerging Markets Fund......................................            44            --             44
MassMutual Premier Small Cap Opportunities Fund.........................................         8,779           911          7,868
MassMutual Select Small Cap Growth Equity Fund..........................................            47            91            (44)
Ivy Small Cap Growth Fund...............................................................        21,652        54,392        (32,740)
T. Rowe Price Retirement 2060 Fund......................................................           864            22            842
MSIF Global Opportunity Portfolio.......................................................         1,891           259          1,632
JPMorgan U.S. Government Money Market Fund..............................................        34,311        33,410            901
American Century U.S. Government Money Market Fund......................................        78,167       104,160        (25,993)
Invesco Balanced-Risk Commodity Strategy Fund...........................................           232           704           (472)
Columbia Select International Equity Fund...............................................            --            58            (58)
Putnam Growth Opportunities Fund........................................................            53             1             52
John Hancock New Opportunities Fund.....................................................           767         3,425         (2,658)
Columbia Large Cap Growth III...........................................................         5,128         5,877           (749)
Victory RS Value Fund...................................................................           890        16,120        (15,230)
Pioneer Global Equity Fund..............................................................        18,330        19,863         (1,533)
BlackRock Advantage Small Cap Growth Fund...............................................        19,833        32,900        (13,067)
MassMutual Select T.Rowe Price Retire 2030 Fund.........................................         2,168         2,116             52

--------------------------------------------------------------------------------
                                   SA-395

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                               UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                                                                   ISSUED       REDEEMED      (DECREASE)
----------------------------------------------------------------------------------------    ----------    ----------    ------------

MassMutual Select T.Rowe Price Retire 2035 Fund.........................................         1,566             2          1,564
MassMutual Select T.Rowe Price Retire 2040 Fund.........................................         1,063            --          1,063
MassMutual Select T.Rowe Price Retire 2050 Fund.........................................         2,259             2          2,257
MassMutual Select T.Rowe Price Retire 2055 Fund.........................................           508             2            506
MassMutual Select T.Rowe Price Retire 2060 Fund.........................................           311             1            310
BlackRock S&P 500 Index V.I. Fund.......................................................        82,378       252,387       (170,009)
Hartford International Equity Fund......................................................         4,416         5,625         (1,209)
BNY Mellon Insight Core Plus Fund.......................................................         2,469         6,026         (3,557)
Keeley Small Cap Dividend Value Fund....................................................       183,982       102,677         81,306
Hartford Global Impact Fund.............................................................         2,652            18          2,634
MM Russell 2000(R) Small Cap Index Fund.................................................         7,614         1,304          6,310
MM S&P 500(R) Index Fund................................................................        99,894        43,677         56,217
MM S&P Mid Cap Index Fund...............................................................        44,591        39,930          4,661
Russell Balanced Strategy Fund..........................................................         3,007         5,525         (2,518)
Russell Conservative Strategy Fund......................................................            --           375           (375)
Russell Equity Growth Strategy Fund.....................................................            --           125           (125)
Russell Growth Strategy Fund............................................................         5,353        13,234         (7,881)
Russell Moderate Strategy Fund..........................................................         2,279         3,310         (1,031)
PIMCO Total Return Fund.................................................................       133,738       302,702       (168,964)
PIMCO Real Return Fund..................................................................        75,482       212,662       (137,180)

     The changes in units outstanding for the period ended December 31, 2018 were as follows:

                                                                                                UNITS         UNITS     NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED       REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------   -----------   ----------   ------------

American Century Equity Income Fund.......................................................       79,767      197,518       (117,751)
American Century Growth Fund..............................................................       25,946      163,249       (137,303)
American Century Ultra(R) Fund............................................................          982          817            165
American Century VP Balanced Fund.........................................................          114          997           (883)
American Century VP International Fund....................................................           58        5,557         (5,499)
American Century Small Cap Value Fund.....................................................        8,906       26,348        (17,442)
American Century Large Company Value Fund.................................................          238          330            (92)
American Century Inflation-Adjusted Bond Fund.............................................        1,275          479            796
American Century Equity Growth Fund.......................................................        2,998        4,151         (1,153)
American Century VP Income & Growth Fund..................................................          200          303           (103)
American Century VP Ultra Fund............................................................           99        1,867         (1,768)
American Century VP Value Fund............................................................        1,810        2,394           (584)
American Century Mid Cap Value Fund.......................................................        8,371       15,646         (7,275)
Invesco V.I. Small Cap Equity Fund........................................................           --        2,087         (2,087)
Invesco V.I. Diversified Dividend Fund....................................................            1          779           (778)
Invesco European Growth Fund..............................................................        2,091        1,453            638
Invesco International Growth Fund.........................................................        6,006       12,743         (6,737)
Invesco Mid Cap Core Equity Fund..........................................................          917        3,560         (2,643)
Invesco Small Cap Growth Fund.............................................................       23,421       17,675          5,746
Invesco Real Estate Fund..................................................................       13,457       46,958        (33,501)
Invesco Small Cap Equity Fund.............................................................        4,692       12,053         (7,361)
Invesco Developing Markets Fund...........................................................       60,933       63,506         (2,573)
American Century Diversified Bond Fund....................................................        3,431        1,401          2,030
Domini Impact Equity Fund.................................................................        5,488        6,715         (1,227)
AB Global Bond Fund.......................................................................          990        1,362           (372)
AB Global Risk Allocation Fund............................................................          529        1,795         (1,266)

--------------------------------------------------------------------------------
                                   SA-396

---------------------------------------------------------------------------

                                                                                                UNITS         UNITS     NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED       REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------   -----------   ----------   ------------

AB Relative Value Fund....................................................................        1,895          470          1,425
AB Sustainable International Thematic Fund................................................        6,328        7,287           (959)
AB International Value Fund...............................................................        7,454       16,398         (8,944)
AB Growth Fund............................................................................          698        1,610           (912)
AB Discovery Growth Fund..................................................................        2,557           16          2,541
AB Discovery Value Fund...................................................................       10,499        7,713          2,786
AB Value Fund.............................................................................          145          193            (48)
AB High Income Fund.......................................................................        9,775       30,525        (20,750)
American Funds AMCAP Fund(R)..............................................................       31,211       31,423           (212)
American Funds American Balanced Fund(R)..................................................       94,912       92,107          2,805
American Funds Capital Income Builder(R)..................................................      120,667      225,416       (104,749)
American Funds EuroPacific Growth Fund....................................................      227,291      333,373       (106,082)
American Funds Fundamental Investors Fund(SM).............................................      123,170      199,468        (76,298)
American Funds New Perspective Fund(R)....................................................       58,160       87,271        (29,111)
American Funds The Bond Fund of America(R)................................................       50,431       97,373        (46,942)
American Funds The Growth Fund of America(R)..............................................      217,194      447,272       (230,078)
American Funds The Income Fund of America(R)..............................................       88,147      248,731       (160,584)
American Funds The Investment Company of America(R).......................................       50,716       92,612        (41,896)
American Funds The New Economy Fund(R)....................................................       23,276       28,501         (5,225)
American Funds Washington Mutual Investors Fund(SM).......................................       34,732       52,003        (17,271)
American Funds American Mutual Fund(R)....................................................       36,184       48,796        (12,612)
American Funds Capital World Growth and Income Fund(R)....................................      120,312      226,706       (106,394)
American Funds SMALLCAP World Fund(R).....................................................        5,686       18,703        (13,017)
New World Fund............................................................................       10,242        2,079          8,163
Ariel Appreciation Fund...................................................................          577          587            (10)
Ariel Fund................................................................................          850          369            481
Artisan Mid Cap Value Fund................................................................          925       13,894        (12,969)
Ave Maria Rising Dividend Fund............................................................       18,816       34,322        (15,506)
Ave Maria Value Fund......................................................................          254            1            253
Ave Maria Growth Fund.....................................................................          465          101            364
BlackRock LifePath(R) Dynamic 2020 Fund...................................................      101,600      192,131        (90,531)
BlackRock LifePath(R) Dynamic 2030 Fund...................................................      251,040      276,812        (25,772)
BlackRock LifePath(R) Dynamic 2040 Fund...................................................      207,889      200,617          7,272
BlackRock LifePath(R) Dynamic Retirement Fund.............................................       12,301       30,071        (17,770)
BlackRock LifePath(R) Dynamic 2050 Fund...................................................       64,669       41,904         22,765
BlackRock LifePath(R) Dynamic 2025 Fund...................................................        4,571        2,566          2,005
BlackRock LifePath(R) Dynamic 2035 Fund...................................................       14,258          649         13,609
BlackRock LifePath(R) Dynamic 2045 Fund...................................................        6,385          858          5,527
BlackRock LifePath(R) Dynamic 2055 Fund...................................................        6,458        1,454          5,004
Baron Small Cap Fund......................................................................        2,974       18,501        (15,527)
BlackRock U.S. Government Bond Portfolio..................................................        1,415          299          1,116
BlackRock Equity Dividend Fund............................................................       39,229       48,790         (9,561)
BlackRock Capital Appreciation Fund.......................................................        1,858        2,731           (873)
BlackRock Advantage Large Cap Growth Fund.................................................          548          387            161
Calvert VP SRI Balanced Portfolio.........................................................          244           13            231
Calvert Equity Fund.......................................................................       25,321       40,577        (15,256)
Calvert Bond Fund.........................................................................       41,661       32,240          9,421
Calvert Income Fund.......................................................................        6,875       12,792         (5,917)
Columbia Contrarian Core Fund.............................................................        5,148        9,092         (3,944)
Columbia Small Cap Value I Fund...........................................................           93          110            (17)

--------------------------------------------------------------------------------
                                   SA-397

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                                UNITS         UNITS     NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED       REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------   -----------   ----------   ------------

Columbia Select Mid Cap Value Fund........................................................       13,162       13,079             83
Columbia Acorn Fund.......................................................................        4,228        6,549         (2,321)
CRM Mid Cap Value Fund....................................................................        1,483          902            581
Columbia Disciplined Small Core Fund......................................................        1,574        9,545         (7,971)
Calamos International Growth Fund.........................................................           71        1,236         (1,165)
Davis Financial Fund......................................................................        1,223        1,486           (263)
Davis New York Venture Fund...............................................................       44,088       68,667        (24,579)
Davis Opportunity Fund....................................................................        3,394        2,806            588
Delaware Diversified Income Fund..........................................................        6,649       14,935         (8,286)
Delaware Extended Duration Bond Fund......................................................          147          381           (234)
Dreyfus Bond Market Index Fund............................................................      176,532      242,661        (66,129)
Dreyfus VIF Appreciation Portfolio........................................................          396          238            158
Dreyfus International Stock Index Fund....................................................          375        4,433         (4,058)
Dreyfus MidCap Index Fund.................................................................       69,290       88,516        (19,226)
Dreyfus SmallCap Stock Index Fund.........................................................       65,034       53,574         11,460
Dreyfus VIF Growth and Income Portfolio...................................................           --          422           (422)
Dreyfus VIF Quality Bond Portfolio Fund...................................................          349          300             49
Dreyfus S&P 500 Index Fund................................................................      289,376      309,809        (20,433)
Dreyfus Intermediate Term Income Fund.....................................................          896       75,701        (74,805)
Eaton Vance Large-Cap Value Fund..........................................................       16,366       69,372        (53,006)
Eaton Vance Dividend Builder Fund.........................................................        3,051       12,632         (9,581)
Eaton Vance Worldwide Health Sciences Fund................................................       25,628       30,974         (5,346)
Eaton Vance Income Fund of Boston.........................................................       34,150       61,765        (27,615)
Eaton Vance Balanced Fund.................................................................        1,831          810          1,021
Eaton Vance Atlanta Capital SMID-Cap Fund.................................................       10,288        6,384          3,904
Wells Fargo Asset Allocation Fund.........................................................          845        3,682         (2,837)
Wells Fargo Emerging Markets Equity Fund..................................................       27,836       43,861        (16,025)
Wells Fargo Utility & Telecommunications Fund.............................................          180          144             36
Alger Capital Appreciation Institutional Portfolio........................................       27,925       25,423          2,502
Alger Mid Cap Growth Institutional Fund...................................................        6,812       14,306         (7,494)
Alger Small Cap Growth Institutional Fund.................................................        6,864        5,871            993
Nuveen Mid Cap Growth Opportunities Fund..................................................        3,111        2,464            647
Nuveen Small Cap Select Fund..............................................................        1,753            1          1,752
Nuveen Santa Barbara Dividend Growth Fund.................................................          191        1,937         (1,746)
Fidelity Advisor Equity Growth Fund.......................................................        3,516          886          2,630
Fidelity Advisor Value Strategies Fund....................................................          105        1,346         (1,241)
Fidelity Advisor Leveraged Company Stock Fund.............................................       17,333       25,430         (8,097)
Federated Equity Income Fund, Inc.........................................................          539           72            467
Federated Fund for U.S. Government Securities Fund........................................        1,550        1,104            446
Federated MDT Mid Cap Growth Fund.........................................................          916          449            467
Federated High Income Bond Fund...........................................................           16           --             16
Federated Kaufmann Fund...................................................................       19,681       42,439        (22,758)
Federated Short-Term Income Fund..........................................................        9,200        6,881          2,319
Federated Total Return Bond Fund..........................................................          686        3,058         (2,372)
Federated Clover Small Value Fund.........................................................           71        1,139         (1,068)
Federated International Leaders Fund......................................................           14            1             13
Fidelity(R) VIP Growth Opportunities Portfolio............................................       15,411       15,265            146
Fidelity(R) VIP Overseas Portfolio........................................................          457           --            457
Fidelity(R) VIP Value Strategies Portfolio................................................          252          615           (363)
Fidelity(R) VIP Balanced Portfolio........................................................        3,426       10,533         (7,107)

--------------------------------------------------------------------------------
                                   SA-398

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                                                                                                UNITS         UNITS     NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED       REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------   -----------   ----------   ------------

Fidelity(R) VIP Growth & Income Portfolio.................................................        3,406        3,003            403
Fidelity(R) VIP Freedom 2030 Portfolio....................................................          332        4,630         (4,298)
Fidelity(R) VIP Freedom 2015 Portfolio....................................................           --        1,568         (1,568)
Fidelity(R) VIP Freedom 2025 Portfolio....................................................           75          211           (136)
Fidelity Advisor(R) Stock Selector All Cap Fund...........................................          129            1            128
Templeton Global Opportunities Trust......................................................          665        3,510         (2,845)
Templeton Developing Markets Trust........................................................       10,628       13,416         (2,788)
Franklin High Income Fund.................................................................       18,223       33,899        (15,676)
Franklin Strategic Income Fund............................................................       27,685       52,223        (24,538)
Templeton Global Bond Fund................................................................       73,536      117,221        (43,685)
Franklin U.S. Government Securities Fund..................................................        3,469        7,050         (3,581)
Franklin Small Cap Value Fund.............................................................       19,066       26,989         (7,923)
Franklin Mutual Global Discovery Fund.....................................................      136,912      180,073        (43,161)
Templeton Growth Fund.....................................................................       13,956       14,552           (596)
Franklin Income Fund......................................................................       46,454      164,033       (117,579)
Franklin Growth Fund......................................................................      105,046      108,905         (3,859)
Franklin Total Return Fund................................................................        4,826        9,441         (4,615)
Franklin Balance Sheet Investment Fund....................................................          214        9,771         (9,557)
Franklin Mutual Beacon Fund...............................................................        5,019        6,675         (1,656)
Franklin Mutual Shares Fund...............................................................       15,784       37,646        (21,862)
Franklin Small-Mid Cap Growth Fund........................................................       25,014       30,523         (5,509)
Franklin Conservative Allocation Fund.....................................................       32,757       35,321         (2,564)
Franklin Growth Allocation Fund...........................................................       45,952       69,146        (23,194)
Franklin Moderate Allocation Fund.........................................................       44,946       59,647        (14,701)
Templeton Foreign Fund....................................................................       36,271       98,193        (61,922)
Franklin Small-Mid Cap Growth Fund........................................................          245          961           (716)
Highland Premier Growth Equity............................................................          632          979           (347)
Goldman Sachs Income Builder Fund.........................................................          407        1,415         (1,008)
Goldman Sachs Capital Growth Fund.........................................................           17           --             17
Goldman Sachs Core Fixed Income Fund......................................................        1,006          675            331
Goldman Sachs Government Income Fund......................................................       36,675       31,358          5,317
Goldman Sachs Equity Income Fund..........................................................          392        1,758         (1,366)
Goldman Sachs Growth Opportunities Fund...................................................        5,355        5,751           (396)
Goldman Sachs Focused International Equity Fund...........................................          557        1,668         (1,111)
Goldman Sachs Mid Cap Value Fund..........................................................       14,026       17,156         (3,130)
Goldman Sachs Small Cap Value Fund........................................................       60,155       73,556        (13,401)
Goldman Sachs Strategic Growth Fund.......................................................          304          827           (523)
Goldman Sachs High Yield Fund.............................................................       11,159       33,475        (22,316)
Goldman Sachs Large Cap Value Fund........................................................        3,384        1,506          1,878
Goldman Sachs Small/Mid Cap Growth Fund...................................................        1,105          731            374
Goldman Sachs Satellite Strategies Portfolio..............................................           15           --             15
Frost Value Equity Fund...................................................................            3            8             (5)
Hartford Balanced HLS Fund................................................................       11,508       62,094        (50,586)
Hartford Total Return Bond HLS Fund.......................................................       65,298      152,014        (86,716)
Hartford Capital Appreciation HLS Fund....................................................        8,505       89,759        (81,254)
Hartford Dividend and Growth HLS Fund.....................................................       76,448      462,875       (386,427)
The Hartford Healthcare HLS Fund..........................................................       25,546       29,873         (4,327)
Hartford Global Growth HLS Fund...........................................................       13,973       23,741         (9,768)
Hartford Disciplined Equity HLS Fund......................................................            4           --              4
Hartford Growth Opportunities HLS Fund....................................................       31,990       39,900         (7,910)

--------------------------------------------------------------------------------
                                   SA-399

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

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                                                                                                UNITS         UNITS     NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED       REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------   -----------   ----------   ------------

Hartford International Opportunities HLS Fund.............................................        8,563        5,575          2,988
Hartford MidCap HLS Fund..................................................................       28,796       69,898        (41,102)
Hartford Ultrashort Bond HLS Fund.........................................................       27,631       81,028        (53,397)
Hartford Small Company HLS Fund...........................................................       75,890      170,719        (94,829)
Hartford Small Cap Growth HLS Fund........................................................        3,180        5,648         (2,468)
Hartford Stock HLS Fund...................................................................        1,754       23,553        (21,799)
Hartford U.S. Government Securities HLS Fund..............................................        3,147       14,788        (11,641)
Hartford Value HLS Fund...................................................................        3,997        7,019         (3,022)
The Hartford Checks and Balances Fund.....................................................        1,861        6,107         (4,246)
The Hartford High Yield...................................................................        3,657        3,404            253
The Hartford Dividend and Growth Fund.....................................................        7,273       50,053        (42,780)
The Hartford International Opportunities Fund.............................................       10,832       14,085         (3,253)
The Hartford MidCap Fund..................................................................        6,003       15,992         (9,989)
The Hartford Small Company Fund...........................................................        4,510       30,870        (26,360)
The Hartford Total Return Bond Fund.......................................................        6,520        5,258          1,262
The Hartford Healthcare Fund..............................................................        2,577        1,624            953
The Hartford Growth Opportunities Fund....................................................        1,810          233          1,577
The Hartford Value Opportunities Fund.....................................................           37          708           (671)
Hartford Moderate Allocation Fund.........................................................       39,856       88,716        (48,860)
The Hartford Conservative Allocation Fund.................................................        9,316       24,466        (15,150)
The Hartford Capital Appreciation Fund....................................................       23,452       68,163        (44,711)
The Hartford Growth Allocation Fund.......................................................       25,352       74,652        (49,300)
The Hartford Inflation Plus Fund..........................................................        8,492        8,319            173
The Hartford Equity Income Fund...........................................................       15,218       20,578         (5,360)
The Hartford Balanced Income Fund.........................................................       28,807        1,182         27,625
The Hartford International Small Company Fund.............................................          544          187            357
The Hartford MidCap Value Fund............................................................        1,297        1,753           (456)
Hotchkis and Wiley Large Cap Value Fund...................................................        1,026        2,575         (1,549)
Invesco V.I. Technology Fund..............................................................       21,931       18,699          3,232
Invesco Technology Fund...................................................................       16,738       10,710          6,028
Ivy Natural Resources Fund................................................................       45,355       61,296        (15,941)
Ivy Large Cap Growth Fund.................................................................        5,625        6,868         (1,243)
Ivy Science & Technology Fund.............................................................       30,201       42,744        (12,543)
Ivy Asset Strategy Fund...................................................................        4,008        4,250           (242)
Janus Henderson Forty Portfolio...........................................................        4,474        5,106           (632)
Janus Henderson Global Research Portfolio.................................................           83        2,910         (2,827)
Janus Henderson Enterprise Portfolio......................................................        2,192       12,045         (9,853)
Janus Henderson Balanced Portfolio........................................................        5,594        4,176          1,418
Janus Henderson Overseas Portfolio........................................................        2,552        9,373         (6,821)
Janus Henderson Flexible Bond Fund........................................................          369          366              3
Janus Henderson Forty Fund................................................................       14,758       40,483        (25,725)
Janus Henderson Balanced Fund.............................................................       18,937       15,130          3,807
Janus Henderson Enterprise Fund...........................................................       14,097       23,626         (9,529)
Janus Henderson Overseas Fund.............................................................       23,668       34,856        (11,188)
Janus Henderson Global Research Fund......................................................          358        4,386         (4,028)
Janus Henderson Mid Cap Value Fund........................................................        7,553        6,102          1,451
PGIM Jennison Natural Resources Fund......................................................       20,090       24,080         (3,990)
PGIM Jennison Mid-Cap Growth Fund.........................................................        4,132       11,348         (7,216)
PGIM Jennison 20/20 Focus Fund............................................................        1,817        2,572           (755)
JPMorgan Large Cap Growth Fund............................................................           56          425           (369)

--------------------------------------------------------------------------------
                                   SA-400

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                                                                                                UNITS         UNITS     NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED       REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------   -----------   ----------   ------------

JPMorgan Core Bond Fund...................................................................       45,030       64,684        (19,654)
JPMorgan Small Cap Equity Fund............................................................          116          513           (397)
JPMorgan Small Cap Growth Fund............................................................        2,828        1,410          1,418
JPMorgan Small Cap Value Fund.............................................................        3,294        2,606            688
JPMorgan U.S. Equity Fund.................................................................       13,399       32,445        (19,046)
JPMorgan SmartRetirement 2020 Fund........................................................       93,446      111,834        (18,388)
JPMorgan SmartRetirement 2025 Fund........................................................      106,541      112,216         (5,675)
JPMorgan SmartRetirement 2030 Fund........................................................      139,206      170,807        (31,601)
JPMorgan SmartRetirement 2035 Fund........................................................      115,052       86,534         28,518
JPMorgan SmartRetirement 2040 Fund........................................................      108,158      152,951        (44,793)
JPMorgan SmartRetirement 2045 Fund........................................................       84,150       50,928         33,222
JPMorgan SmartRetirement 2050 Fund........................................................      105,197      102,358          2,839
JPMorgan SmartRetirement Income Fund......................................................       29,098       39,267        (10,169)
JP Morgan Smart Retirement 2055 Fund......................................................       44,674       24,628         20,046
Keeley Small Cap Value Fund...............................................................        2,156       12,464        (10,308)
Loomis Sayles Bond Fund...................................................................       38,593       43,859         (5,266)
LKCM Aquinas Catholic Equity Fund.........................................................          319          793           (474)
Lord Abbett Affiliated Fund...............................................................        3,609        6,683         (3,074)
Lord Abbett Fundamental Equity Fund.......................................................       10,317       51,782        (41,465)
Lord Abbett Bond Debenture Fund...........................................................       22,667       29,303         (6,636)
Lord Abbett Growth Opportunities fund.....................................................        1,622        2,372           (750)
Lord Abbett Calibrated Dividend Growth Fund...............................................        2,212        1,498            714
Lord Abbett Total Return Fund.............................................................       69,025       88,170        (19,145)
Lord Abbett Developing Growth Fund........................................................        7,000       25,102        (18,102)
Lord Abbett International Equity Inv Opt..................................................        5,121        2,927          2,194
Lord Abbett Value Opportunities Fund......................................................       34,064       62,995        (28,931)
Clearbridge Value Trust...................................................................          401        1,105           (704)
BMO Mid-Cap Value Fund....................................................................       33,717       39,719         (6,002)
MassMutual RetireSMART(SM) by JPMorgan 2010 Fund..........................................          709          319            390
MFS(R) Emerging Markets Debt Fund.........................................................        7,266       11,999         (4,733)
Massachusetts Investors Growth Stock Fund.................................................       27,727       33,948         (6,221)
MFS High Income Fund......................................................................        8,269       31,708        (23,439)
MFS International New Discovery Fund......................................................        1,467        2,725         (1,258)
MFS Mid Cap Growth Fund...................................................................        6,819        6,852            (33)
MFS New Discovery Fund....................................................................       24,388       21,557          2,831
MFS Research International Fund...........................................................       77,738      109,114        (31,376)
MFS Total Return Fund.....................................................................       26,084       41,836        (15,752)
MFS Utilities Fund........................................................................       35,302       66,103        (30,801)
MFS Value Fund............................................................................      109,700      129,224        (19,524)
MFS Total Return Bond Fund................................................................       90,486      110,313        (19,827)
MFS Massachusetts Investors Trust.........................................................       10,424       18,978         (8,554)
MFS International Growth Fund.............................................................        1,037          261            776
MFS Core Equity Fund......................................................................        2,964       29,219        (26,255)
MFS Government Securities Fund............................................................       98,682      111,518        (12,836)
MFS International Value Fund..............................................................       45,070       57,116        (12,046)
MFS Technology Fund.......................................................................          134          381           (247)
MFS Core Equity Series....................................................................           69          109            (40)
MFS Utilities Series......................................................................           39        1,275         (1,236)
MFS Growth Fund...........................................................................        6,552        6,934           (382)
MFS High Yield Portfolio..................................................................          302        1,399         (1,097)

--------------------------------------------------------------------------------
                                   SA-401

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                                UNITS         UNITS     NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED       REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------   -----------   ----------   ------------

BlackRock Global Allocation Fund, Inc.....................................................       83,248      160,173        (76,925)
BlackRock Advantage Large Cap Core Fund...................................................          274          218             56
BlackRock Advantage U.S. Total Market Fund................................................          325           12            313
BlackRock Small Cap Growth Fund II........................................................          626       47,255        (46,629)
BlackRock Mid Cap Dividend Fund...........................................................        8,625       10,263         (1,638)
BlackRock International Dividend Fund.....................................................       15,998       54,807        (38,809)
BlackRock Mid Cap Growth Equity Portfolio.................................................        2,672        3,539           (867)
Victory Munder Mid-Cap Core Growth Fund...................................................        9,126       14,162         (5,036)
Neuberger Berman Sustainable Equity Fund..................................................       10,493        9,658            835
Nuveen NWQ International Value Fund.......................................................        2,558           31          2,527
The Oakmark International Small Cap Fund..................................................        1,785        2,536           (751)
The Oakmark Equity and Income Fund........................................................        2,214       75,719        (73,505)
Oppenheimer Capital Appreciation Fund.....................................................        2,520        3,752         (1,232)
Oppenheimer Global Fund...................................................................       19,362       41,976        (22,614)
Oppenheimer Global Opportunities Fund.....................................................        6,446        1,322          5,124
Oppenheimer International Growth Fund.....................................................       46,317       52,388         (6,071)
Oppenheimer Main Street Fund..............................................................        5,650        1,933          3,717
Oppenheimer Global Strategic Income Fund..................................................        7,170        7,223            (53)
Oppenheimer Main Street Mid Cap Fund......................................................       17,103       53,582        (36,479)
Oppenheimer Developing Markets Fund.......................................................       21,965       76,336        (54,371)
Oppenheimer Capital Income Fund...........................................................           20           --             20
Oppenheimer International Bond Fund.......................................................       33,798       50,110        (16,312)
Oppenheimer Mid Cap Value Fund............................................................        5,392       15,340         (9,948)
Oppenheimer Main Street All Cap Fund(R)...................................................        6,760        9,687         (2,927)
Oppenheimer Gold & Special Minerals Fund..................................................       39,880       43,774         (3,894)
Oppenheimer Real Estate Fund..............................................................       24,782       34,390         (9,608)
Oppenheimer Equity Income Fund............................................................           77            1             76
Oppenheimer International Diversified Fund................................................        2,920          472          2,448
Oppenheimer Rising Dividends Fund.........................................................          162           70             92
Putnam Global Equity Fund.................................................................           46           83            (37)
Putnam VT High Yield Fund.................................................................           70        4,144         (4,074)
Putnam VT International Growth Fund.......................................................        2,160        2,194            (34)
Putnam VT Sustainable Leaders Fund........................................................          243        1,363         (1,120)
Putnam VT Small Cap Value Fund............................................................          416          996           (580)
Pioneer Disciplined Value Fund............................................................        1,560        1,228            332
Pioneer Equity Income Fund................................................................        1,768          677          1,091
Pioneer Fundamental Growth Fund...........................................................          357          123            234
AllianzGI NFJ International Value Fund....................................................          288            2            286
AllianzGI NFJ Small-Cap Value Fund........................................................        6,569       19,630        (13,061)
AllianzGI NFJ Dividend Value Fund.........................................................      101,787      169,518        (67,731)
AMG Managers Cadence Mid Cap Fund.........................................................          749          427            322
PIMCO Emerging Markets Bond Fund..........................................................        2,209        6,322         (4,113)
Pioneer Fund..............................................................................       11,777       15,445         (3,668)
Pioneer High Yield Fund...................................................................       14,301       19,027         (4,726)
Pioneer Strategic Income Fund.............................................................       98,094      100,349         (2,255)
Pioneer Mid Cap Value Fund................................................................        6,392       17,149        (10,757)
Pioneer Select Mid Cap Growth Fund........................................................        2,555        4,316         (1,761)
PIMCO Total Return ESG Fund...............................................................        2,018        1,496            522
Putnam Equity Income Fund.................................................................        9,699        9,147            552
Putnam High Yield Fund....................................................................       17,241       28,946        (11,705)

--------------------------------------------------------------------------------
                                   SA-402

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                                                                                                UNITS         UNITS     NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED       REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------   -----------   ----------   ------------

Putnam International Equity Fund..........................................................        1,259        4,414         (3,155)
Putnam Sustainable Leaders Fund...........................................................            1          181           (180)
Putnam International Capital Opportunities Fund...........................................        4,149        4,296           (147)
Putnam Small Cap Growth Fund..............................................................        1,476        4,622         (3,146)
Royce Total Return Fund...................................................................       85,269       29,064         56,205
Royce Smaller-Companies Growth Fund.......................................................        1,134        1,768           (634)
Royce Small-Cap Value Fund................................................................       32,388       21,242         11,146
Columbia Large Cap Value Fund.............................................................          563          819           (256)
Columbia Small/Mid Cap Value Fund.........................................................        8,217        6,054          2,163
RidgeWorth Ceredex Small Cap Value Equity Fund............................................       13,244       20,004         (6,760)
RidgeWorth Ceredex Mid-Cap Value Equity Fund..............................................       10,977       15,861         (4,884)
RidgeWorth Seix Total Return Bond Fund....................................................          664          354            310
RidgeWorth Ceredex Large Cap Value Equity Fund............................................        1,996        4,587         (2,591)
DWS Equity Dividend Fund..................................................................          887        3,802         (2,915)
DWS Capital Growth Fund...................................................................          127           15            112
DWS Enhanced Emerging Markets Fixed Income................................................          224        1,296         (1,072)
SSgA S&P 500 Index Fund...................................................................        9,828        7,433          2,395
DWS Core Equity VIP.......................................................................           48        1,001           (953)
DWS Global Growth Fund....................................................................          497          421             76
Select Overseas Fund......................................................................        1,778        7,775         (5,997)
MassMutual Select Total Return Bond Fund..................................................        4,384        5,694         (1,310)
MassMutual Blue Chip Growth Fund..........................................................        1,193          598            595
Select T. Rowe Price/Frontier MC Gr II Fund...............................................       10,101        5,984          4,117
Select Western Strategic Bond Fund........................................................        3,182        1,781          1,401
ClearBridge Appreciation Fund.............................................................        9,050        5,700          3,350
ClearBridge Aggressive Growth Fund........................................................          107        2,187         (2,080)
ClearBridge All Cap Value Fund............................................................          626           91            535
ClearBridge Mid Cap Fund..................................................................        5,823        8,926         (3,103)
ClearBridge Small Cap Growth Fund.........................................................        6,489        9,706         (3,217)
Thornburg International Value Fund........................................................       55,325       52,848          2,477
Thornburg Value Fund......................................................................        6,550       13,594         (7,044)
Thornburg Core Growth Fund................................................................        4,739        5,636           (897)
Timothy Plan Large/Mid Cap Value Fund.....................................................        2,753        1,369          1,384
T. Rowe Price Growth Stock Fund, Inc......................................................      106,246      177,757        (71,511)
T. Rowe Price Equity Income Fund..........................................................       14,180       12,713          1,467
T. Rowe Price Retirement 2010 Fund........................................................       17,536       19,575         (2,039)
T. Rowe Price Retirement 2020 Fund........................................................      122,698       86,939         35,759
T. Rowe Price Retirement 2030 Fund........................................................      141,100       78,919         62,181
T. Rowe Price Retirement 2040 Fund........................................................       91,367       59,002         32,365
T. Rowe Price Retirement 2050 Fund........................................................       51,978       46,505          5,473
T. Rowe Price Retirement Balanced Fund....................................................       34,569        7,731         26,838
UBS Global Allocation Fund................................................................           95           39             56
UBS US Allocation Fund....................................................................           23           --             23
Vanguard Small-Cap Index Fund.............................................................        1,980       51,342        (49,362)
Vanguard Mid-Cap Index Fund...............................................................        2,653       35,327        (32,674)
Vanguard Total Bond Market Index Fund.....................................................        3,911       12,987         (9,076)
Vanguard Total Stock Market Index Fund....................................................        3,348       42,040        (38,692)
Victory Diversified Stock Fund............................................................        4,135        4,624           (489)
Victory Special Value Fund................................................................        6,199       12,453         (6,254)
Victory Sycamore Small Company Opportunity Fund...........................................       31,179       59,553        (28,374)

--------------------------------------------------------------------------------
                                   SA-403

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                                UNITS         UNITS     NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED       REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------   -----------   ----------   ------------

Victory Sycamore Established Value Fund...................................................       32,495       29,490          3,005
Invesco Small Cap Discovery Fund..........................................................       22,188       35,412        (13,224)
Invesco Comstock Fund.....................................................................       29,344       31,354         (2,010)
Invesco Equity and Income Fund............................................................       54,985      125,047        (70,062)
Invesco Growth and Income Fund............................................................       25,647       48,764        (23,117)
Invesco Mid Cap Growth Fund...............................................................       10,976       18,615         (7,639)
Invesco Quality Income Fund...............................................................           17            1             16
Invesco Small Cap Value Fund..............................................................        4,840        8,784         (3,944)
Invesco American Value Fund...............................................................          307          349            (42)
Invesco Value Opportunities Fund..........................................................        1,008        5,203         (4,195)
Invesco Diversified Dividend Fund.........................................................        2,645       16,600        (13,955)
Invesco American Franchise Fund...........................................................        8,724        8,575            149
Invesco Global Core Equity Fund...........................................................        1,238          853            385
Vanguard 500 Index Fund...................................................................        4,991       55,718        (50,727)
Wells Fargo International Equity Fund.....................................................          518           60            458
Wells Fargo Core Bond Fund................................................................        1,396        3,839         (2,443)
Columbia Seligman Communications and Information Fund.....................................        3,669        5,635         (1,966)
Columbia Seligman Global Technology Fund..................................................        2,542          743          1,799
Columbia Select Small Cap Value Fund......................................................          168          130             38
TIAA-CREF Large Cap Value Index Fund......................................................       21,569       14,618          6,951
TIAA-CREF Large Cap Growth Fund...........................................................       27,241       15,839         11,402
TIAA-CREF Bond Index Fund.................................................................        3,124          477          2,647
TIAA-CREF Equity Index Fund...............................................................       37,563       26,956         10,607
MM MSCI EAFE(R) International Index Fund..................................................       17,362       12,347          5,015
MassMutual RetireSMART(SM) by JPMorgan 2015 Fund..........................................        3,696       13,195         (9,499)
MassMutual RetireSMART(SM) by JPMorgan 2020 Fund..........................................        7,745       55,306        (47,561)
MassMutual RetireSMART(SM) by JPMorgan 2025 Fund..........................................       15,741       56,619        (40,878)
MassMutual RetireSMART(SM) by JPMorgan 2030 Fund..........................................       24,149       25,721         (1,572)
MassMutual RetireSMART(SM) by JPMorgan 2035 Fund..........................................       30,358       46,289        (15,931)
MassMutual RetireSMART(SM) by JPMorgan 2040 Fund..........................................       17,342       17,069            273
MassMutual RetireSMART(SM) by JPMorgan 2045 Fund..........................................       17,183       26,590         (9,407)
MassMutual RetireSMART(SM) by JPMorgan 2050 Fund..........................................       13,799       13,579            220
MassMutual RetireSMART(SM) by JPMorgan In Retirement Fund.................................          956          804            152
MassMutual RetireSMART(SM) by JPMorgan 2055 Fund..........................................       10,636       11,335           (699)
American Century Heritage Fund............................................................        6,649        6,320            329
ClearBridge Small Cap Value Fund..........................................................           11            3              8
Oak Ridge Small Cap Growth Fund...........................................................       16,523       16,581            (58)
HIMCO VIT Index Fund......................................................................       17,448      818,023       (800,575)
Oppenheimer Corporate Bond Fund...........................................................          158           15            143
MassMutual Premier Strategic Emerging Markets Fund........................................          538           --            538
MassMutual Premier Small Cap Opportunities Fund...........................................        3,984          770          3,214
MassMutual Select Small Cap Growth Equity Fund............................................           44           --             44
Fidelity VIP Freedom 2035 Portfolio.......................................................          649           --            649
Fidelity VIP Freedom 2040 Portfolio.......................................................        7,276        7,276             --
Ivy Small Cap Growth Fund.................................................................       40,061       11,562         28,499
T. Rowe Price Retirement 2060 Fund........................................................          276            2            274
MSIF Global Opportunity Portfolio.........................................................        3,007          328          2,679
JPMorgan U.S. Government Money Market Fund................................................       42,531       41,102          1,429
American Century U.S. Government Money Market Fund........................................       25,906       37,327        (11,421)

--------------------------------------------------------------------------------
                                   SA-404

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                                                                                                UNITS         UNITS     NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED       REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------   -----------   ----------   ------------

Invesco Balanced-Risk Commodity Strategy Fund.............................................          294          132            162
Columbia Select International Equity Fund.................................................           --           40            (40)
Putnam Growth Opportunities Fund..........................................................           59            1             58
John Hancock New Opportunities Fund.......................................................        1,358        7,681         (6,323)
Columbia Large Cap Growth III.............................................................        5,328        8,126         (2,798)
Hartford Global Capital Appreciation Fund.................................................        3,359       61,281        (57,922)
Victory RS Value Fund.....................................................................          287       19,470        (19,183)
Pioneer Global Equity Fund................................................................       18,491       27,750         (9,259)
BlackRock Advantage Small Cap Growth Fund.................................................      103,839       19,841         83,998
MassMutual Select T.Rowe Price Retire 2035 Fund...........................................        2,020           --          2,020
BlackRock S&P 500 Index V.I. Fund.........................................................    1,226,228      138,937      1,087,291
Hartford International Equity Fund........................................................      121,808       78,333         43,475
BNY Mellon Insight Core Plus Fund.........................................................       67,967          773         67,194
MM Russell 2000(R) Small Cap Index Fund...................................................        3,148        5,774         (2,626)
MM S&P 500(R) Index Fund..................................................................      120,455      121,861         (1,406)
MM S&P Mid Cap Index Fund.................................................................       64,833       65,995         (1,162)
Russell Balanced Strategy Fund............................................................        5,193        1,602          3,591
Russell Conservative Strategy Fund........................................................           84            6             78
Russell Equity Growth Strategy Fund.......................................................           72           --             72
Russell Growth Strategy Fund..............................................................        7,796        1,459          6,337
Russell Moderate Strategy Fund............................................................        2,812          811          2,001
PIMCO Total Return Fund...................................................................      212,467      381,344       (168,877)
PIMCO Real Return Fund....................................................................      185,794      321,103       (135,309)

6.   FINANCIAL HIGHLIGHTS:

     The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

                                                                                           INVESTMENT
                                 UNIT                                  EXPENSE               INCOME
                              FAIR VALUE                           RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS           HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ----------------------  ---------------------

AMERICAN CENTURY EQUITY INCOME FUND
    2019        762,366  $32.44   to   $ 47.89  $ 32,874,140     --     to    1.25%   1.99%    to   2.05%
    2018        867,254    7.90   to     26.54    29,721,065     --     to    1.25%   1.73%    to   1.74%
    2017        985,005    8.91   to     28.18    35,240,030     --     to    1.25%   0.84%    to   1.57%
    2016      1,082,002   25.23   to     35.87    34,434,131     --     to    1.25%   1.75%    to   1.76%
    2015      1,164,853   21.44   to     30.10    30,961,715     --     to    1.25%   0.77%    to   2.06%

AMERICAN CENTURY GROWTH FUND
    2019        798,546   28.71   to     49.25    23,605,799     --     to    1.25%     --     to   0.26%
    2018        902,111   21.20   to     36.91    19,806,745     --     to    1.25%     --     to   0.22%
    2017      1,039,414   21.55   to     38.11    23,330,262     --     to    1.25%     --     to   0.17%
    2016      1,184,279   16.57   to     29.72    20,380,625     --     to    1.25%   0.31%    to   0.50%
    2015      1,732,986   15.91   to     28.98    28,285,537     --     to    1.25%   0.11%    to   0.35%

                      TOTAL RETURN
                     RATIO LOWEST TO
SUB-ACCOUNT            HIGHEST***
------------  ---------------------------

AMERICAN CENTURY EQUITY INCOME FUND
    2019        22.26%    to    506.16%
    2018       (11.34)%   to     (5.82)%
    2017         1.14%    to     11.66%
    2016        17.72%    to     19.20%
    2015        (0.90)%   to      2.31%

AMERICAN CENTURY GROWTH FUND
    2019        33.42%    to     35.40%
    2018        (3.13)%   to     (1.63)%
    2017        28.21%    to     30.09%
    2016         2.56%    to      4.15%
    2015         3.02%    to      4.59%

--------------------------------------------------------------------------------
                                   SA-405

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

AMERICAN CENTURY ULTRA(R) FUND
    2019         12,340  $30.94   to   $ 35.52  $    423,797  0.35%    to    1.25%     --     to     --
    2018         15,326   23.33   to     26.54       395,253  0.35%    to    1.25%     --     to     --
    2017         15,161   23.53   to     26.53       391,486  0.35%    to    1.25%     --     to     --
    2016         16,612   18.11   to     20.23       329,415  0.35%    to    1.25%   0.03%    to   0.03%
    2015         13,450   17.61   to     19.50       256,044  0.35%    to    1.25%     --     to     --

AMERICAN CENTURY VP BALANCED FUND
    2019          7,357   21.36   to     21.36       157,128  0.70%    to    0.70%   1.55%    to   1.55%
    2018          8,780   17.95   to     17.95       157,554  0.70%    to    0.70%   1.39%    to   1.39%
    2017          9,663   18.79   to     18.79       181,590  0.70%    to    0.70%   1.54%    to   1.54%
    2016         10,031   16.61   to     16.61       166,636  0.70%    to    0.70%   1.58%    to   1.58%
    2015         10,703   15.64   to     15.64       167,356  0.70%    to    0.70%   1.71%    to   1.71%

AMERICAN CENTURY VP INTERNATIONAL FUND
    2019            646   16.85   to     16.85        10,889  0.70%    to    0.70%   1.34%    to   1.34%
    2018          1,098   13.21   to     13.21        14,508  0.70%    to    0.70%   2.38%    to   2.38%
    2017          6,597   15.70   to     15.70       103,541  0.70%    to    0.70%   0.15%    to   0.15%
    2016            831   12.05   to     12.05        10,009  0.70%    to    0.70%   1.01%    to   1.01%
    2015            732   12.84   to     12.84         9,403  0.70%    to    0.70%   0.36%    to   0.36%

AMERICAN CENTURY SMALL CAP VALUE FUND
    2019        121,221   28.15   to     32.57     3,478,602    --     to    1.25%   0.25%    to   0.50%
    2018        139,829   21.09   to     24.79     3,028,379    --     to    1.25%   0.33%    to   0.56%
    2017        157,271   25.42   to     30.32     4,080,146    --     to    1.25%   0.09%    to   0.29%
    2016        173,372   23.06   to     27.93     4,061,981    --     to    1.25%   0.46%    to   0.67%
    2015        249,006   18.30   to     22.48     4,599,606    --     to    1.25%   0.13%    to   0.13%

AMERICAN CENTURY LARGE COMPANY VALUE FUND
    2019          2,594   17.21   to     17.21        44,640  0.75%    to    0.75%   1.55%    to   1.55%
    2018          2,661   13.62   to     16.27        36,629  0.75%    to    1.25%   1.62%    to   1.67%
    2017          2,753   14.94   to     17.94        41,863  0.75%    to    1.25%   1.53%    to   1.55%
    2016          2,911   13.59   to     16.41        40,079  0.75%    to    1.25%   1.65%    to   1.65%
    2015          3,253   11.89   to     14.43        39,373  0.75%    to    1.25%   0.91%    to   1.02%

AMERICAN CENTURY INFLATION-ADJUSTED BOND FUND
    2019          9,957   13.27   to     13.52       135,518  0.75%    to    1.25%   2.21%    to   2.27%
    2018          9,189   12.50   to     12.67       117,264  0.75%    to    1.25%   2.62%    to   2.72%
    2017          8,393   13.01   to     13.11       110,875  0.75%    to    1.25%   0.76%    to   1.68%
    2016         12,461   12.81   to     13.36       157,040  0.85%    to    1.25%   1.58%    to   1.68%
    2015         11,364   12.43   to     12.91       138,973  0.85%    to    1.25%   0.73%    to   0.74%

AMERICAN CENTURY EQUITY GROWTH FUND
    2019          3,352   21.34   to     25.06        81,716  0.75%    to    1.25%   0.90%    to   0.91%
    2018         17,231   19.82   to     21.37       361,702  0.65%    to    1.25%   0.73%    to   0.74%
    2016          7,820   17.89   to     16.13       129,245    --     to    1.25%   1.19%    to   1.22%
    2015          6,052   14.70   to     16.52        92,135    --     to    1.25%   0.45%    to   1.16%

AMERICAN CENTURY VP INCOME & GROWTH FUND
    2019          8,136   23.51   to     23.51       191,255  0.70%    to    0.70%   2.02%    to   2.02%
    2018         11,501   19.10   to     19.10       219,670  0.70%    to    0.70%   1.92%    to   1.92%
    2017         11,604   20.65   to     20.65       239,650  0.70%    to    0.70%   2.38%    to   2.38%
    2016         11,865   17.26   to     17.26       204,807  0.70%    to    0.70%   2.39%    to   2.39%
    2015         21,221   15.32   to     15.32       325,045  0.70%    to    0.70%   2.10%    to   2.10%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

AMERICAN CENTURY ULTRA(R) FUND
    2019        32.60%    to    33.80%
    2018        (0.85)%   to     0.05%
    2017        29.95%    to    31.12%
    2016         2.84%    to     3.77%
    2015         4.56%    to     5.52%

AMERICAN CENTURY VP BALANCED FUND
    2019        19.02%    to    19.02%
    2018        (4.50)%   to    (4.50)%
    2017        13.12%    to    13.12%
    2016         6.25%    to     6.25%
    2015        (3.24)%   to    (3.24)%

AMERICAN CENTURY VP INTERNATIONAL FUND
    2019        27.52%    to    27.52%
    2018       (15.82)%   to   (15.82)%
    2017        30.29%    to    30.29%
    2016        (6.16)%   to    (6.16)%
    2015         0.05%    to     0.05%

AMERICAN CENTURY SMALL CAP VALUE FUND
    2019        31.41%    to    33.51%
    2018       (18.25)%   to   (17.07)%
    2017        (9.72)%   to     8.55%
    2016        24.24%    to    26.01%
    2015        (4.13)%   to    (2.67)%

AMERICAN CENTURY LARGE COMPANY VALUE FUND
    2019         5.74%    to    26.37%
    2018        (9.32)%   to    (8.86)%
    2017         9.37%    to     9.91%
    2016        13.73%    to    14.30%
    2015        (5.28)%   to    (4.79)%

AMERICAN CENTURY INFLATION-ADJUSTED BOND FUND
    2019         6.17%    to     6.70%
    2018        (3.89)%   to    (3.41)%
    2017         1.56%    to     2.07%
    2016         3.09%    to     3.50%
    2015        (3.52)%   to    (3.15)%

AMERICAN CENTURY EQUITY GROWTH FUND
    2019        (0.14)%   to    26.45%
    2018        (7.71)%   to    (7.15)%
    2016         8.32%    to     9.68%
    2015        (5.57)%   to    (2.34)%

AMERICAN CENTURY VP INCOME & GROWTH FUND
    2019        23.08%    to    23.08%
    2018        (7.52)%   to    (7.52)%
    2017        19.65%    to    19.65%
    2016        12.69%    to    12.69%
    2015        (6.26)%   to    (6.26)%

--------------------------------------------------------------------------------
                                   SA-406

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

AMERICAN CENTURY VP ULTRA FUND
    2019         30,957  $36.22   to   $ 36.22  $  1,121,198  0.70%    to    0.70%     --     to     --
    2018         32,410   27.10   to     27.10       878,332  0.70%    to    0.70%   0.26%    to   0.26%
    2017         34,178   27.09   to     27.09       925,765  0.70%    to    0.70%   0.36%    to   0.36%
    2016         32,760   20.63   to     20.63       675,792  0.70%    to    0.70%   0.34%    to   0.34%
    2015         33,382   19.89   to     19.89       663,935  0.70%    to    0.70%   0.44%    to   0.44%

AMERICAN CENTURY VP VALUE FUND
    2019         38,069   23.15   to     23.15       881,454  0.70%    to    0.70%   2.13%    to   2.13%
    2018         43,834   18.35   to     18.35       804,546  0.70%    to    0.70%   1.66%    to   1.66%
    2017         44,417   20.35   to     20.35       903,701  0.70%    to    0.70%   1.65%    to   1.65%
    2016         50,153   18.84   to     18.84       944,919  0.70%    to    0.70%   1.77%    to   1.77%
    2015         51,098   15.75   to     15.75       804,667  0.70%    to    0.70%   2.14%    to   2.14%

AMERICAN CENTURY MID CAP VALUE FUND
    2019         26,890   26.92   to     30.45       786,610    --     to    1.25%   1.25%    to   1.34%
    2018         40,293   21.21   to     23.69       924,707    --     to    1.25%   0.78%    to   0.86%
    2017         47,568   24.76   to     27.31     1,254,819    --     to    1.25%   1.31%    to   1.34%
    2016         46,387   22.52   to     24.53     1,105,369    --     to    1.25%   1.24%    to   1.35%
    2015         28,160   18.61   to     20.02       544,313    --     to    1.25%   0.59%    to   1.00%

INVESCO V.I. SMALL CAP EQUITY FUND
    2019          5,258   19.44   to     19.44       102,236  0.70%    to    0.70%     --     to     --
    2018          5,258   15.47   to     15.47        81,318  0.70%    to    0.70%     --     to     --
    2017          7,345   18.34   to     18.34       134,717  0.70%    to    0.70%     --     to     --
    2016         14,009   16.19   to     16.19       226,878  0.70%    to    0.70%     --     to     --
    2015         12,069   14.55   to     14.55       175,633  0.70%    to    0.70%     --     to     --

INVESCO V.I. DIVERSIFIED DIVIDEND FUND
    2019          1,391   23.11   to     23.11        32,152  0.70%    to    0.70%   2.83%    to   2.83%
    2018          1,808   18.60   to     18.60        33,630  0.70%    to    0.70%   2.21%    to   2.21%
    2017          2,586   20.27   to     20.27        52,423  0.70%    to    0.70%   1.24%    to   1.24%
    2016          4,560   18.80   to     18.80        85,717  0.70%    to    0.70%   1.09%    to   1.09%
    2015          8,749   16.49   to     16.49       144,250  0.70%    to    0.70%   1.75%    to   1.75%

INVESCO EUROPEAN GROWTH FUND
    2019         23,910   14.37   to     18.17       327,683    --     to    1.25%     --     to   2.41%
    2018         32,080   11.54   to     14.78       354,928    --     to    1.25%   1.15%    to   1.16%
    2017         31,442   14.22   to     18.44       431,104    --     to    1.25%     --     to   1.98%
    2016         46,753   10.43   to     14.71       498,926  0.35%    to    1.25%   1.39%    to   1.45%
    2015         45,735   10.76   to     15.32       505,528  0.35%    to    1.25%   1.46%    to   1.46%

INVESCO INTERNATIONAL GROWTH FUND
    2019         19,628   14.18   to     18.41       331,872  0.50%    to    1.25%   1.69%    to   2.02%
    2018         19,747   11.14   to     14.57       260,156  0.50%    to    1.25%   0.71%    to   0.85%
    2017         26,484   14.11   to     17.43       423,563  0.15%    to    1.25%     --     to   1.69%
    2016         27,276   10.84   to     14.39       357,599  0.50%    to    1.25%   1.22%    to   1.23%
    2015         26,398   11.64   to     14.70       351,214  0.15%    to    1.25%     --     to   1.14%

INVESCO MID CAP CORE EQUITY FUND
    2019          9,339   19.94   to     21.18       194,851  0.50%    to    1.25%   0.19%    to   0.33%
    2018         15,855   15.93   to     17.05       259,068  0.50%    to    1.25%   0.10%    to   0.10%
    2017         18,498   18.19   to     19.61       344,227  0.50%    to    1.25%   0.07%    to   0.16%
    2016         16,954   15.89   to     17.26       301,774  0.50%    to    1.25%   0.31%    to   0.32%
    2015         15,570   14.26   to     15.60       249,601  0.50%    to    1.25%   0.03%    to   0.04%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

AMERICAN CENTURY VP ULTRA FUND
    2019        33.64%    to    33.64%
    2018         0.05%    to     0.05%
    2017        31.31%    to    31.31%
    2016         3.72%    to     3.72%
    2015         5.51%    to     5.51%

AMERICAN CENTURY VP VALUE FUND
    2019        26.15%    to    26.15%
    2018        (9.79)%   to    (9.79)%
    2017         7.99%    to     7.99%
    2016        19.64%    to    19.64%
    2015        (4.56)%   to    (4.56)%

AMERICAN CENTURY MID CAP VALUE FUND
    2019        26.95%    to    28.55%
    2018       (14.33)%   to   (13.25)%
    2017         9.95%    to    11.32%
    2016        20.98%    to    22.50%
    2015        (3.80)%   to    (3.01)%

INVESCO V.I. SMALL CAP EQUITY FUND
    2019        25.72%    to    25.72%
    2018       (15.68)%   to   (15.68)%
    2017        13.26%    to    13.26%
    2016        11.28%    to    11.28%
    2015        (6.17)%   to    (6.17)%

INVESCO V.I. DIVERSIFIED DIVIDEND FUND
    2019        24.22%    to    24.22%
    2018        (8.22)%   to    (8.22)%
    2017         7.82%    to     7.82%
    2016        14.01%    to    14.01%
    2015         1.34%    to     1.34%

INVESCO EUROPEAN GROWTH FUND
    2019        22.96%    to    24.50%
    2018       (19.86)%   to   (18.84)%
    2017        25.33%    to    26.90%
    2016        (3.95)%   to    (3.09)%
    2015         3.29%    to     4.20%

INVESCO INTERNATIONAL GROWTH FUND
    2019        26.37%    to    27.32%
    2018       (16.40)%   to   (15.76)%
    2017        21.12%    to    22.45%
    2016        (2.10)%   to    (1.37)%
    2015        (3.79)%   to    (2.75)%

INVESCO MID CAP CORE EQUITY FUND
    2019        24.23%    to    25.16%
    2018       (13.07)%   to   (12.41)%
    2017        13.62%    to    14.47%
    2016        10.62%    to    11.45%
    2015        (5.55)%   to    (4.84)%

--------------------------------------------------------------------------------
                                   SA-407

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

INVESCO SMALL CAP GROWTH FUND
    2019         68,278  $27.74   to   $ 58.52  $  1,829,537    --     to    1.25%     --     to     --
    2018         83,101   22.59   to     31.03     2,042,057    --     to    1.25%     --     to     --
    2017         77,355   25.15   to     37.31     1,780,165    --     to    1.25%     --     to     --
    2016         84,155   11.69   to     37.57     1,558,215  0.35%    to    1.25%     --     to     --
    2015         91,214   10.54   to     34.18     1,236,411  0.35%    to    1.25%     --     to     --

INVESCO REAL ESTATE FUND
    2019        119,378   29.27   to     47.58     4,578,304    --     to    1.25%   1.55%    to   1.92%
    2018        137,129   22.83   to     37.71     4,067,494    --     to    1.25%   1.32%    to   1.67%
    2017        170,630   24.10   to     40.48     5,152,583    --     to    1.25%   1.11%    to   1.53%
    2016        192,862   22.14   to     37.80     5,510,208    --     to    1.25%   1.69%    to   1.97%
    2015        248,643   20.85   to     36.17     6,584,943    --     to    1.25%   1.09%    to   1.54%

INVESCO SMALL CAP EQUITY FUND
    2019         32,078   20.77   to     21.45       649,912    --     to    1.25%     --     to     --
    2018         49,327   16.46   to     17.22       788,453    --     to    1.25%     --     to     --
    2017         56,688   19.41   to     20.56     1,074,842    --     to    1.25%     --     to     --
    2016         59,372   17.09   to     18.33       990,828    --     to    1.25%     --     to     --
    2015         62,433   15.29   to     16.61       938,387    --     to    1.25%     --     to     --

INVESCO DEVELOPING MARKETS FUND
    2019        170,077   14.79   to     16.73     2,807,625    --     to    1.25%   1.51%    to   1.53%
    2018        182,347   11.52   to     12.87     2,318,337    --     to    1.25%   1.37%    to   1.38%
    2017        184,920   14.36   to     15.84     2,890,257    --     to    1.25%   0.69%    to   0.85%
    2016        174,694   11.16   to     12.15     2,089,117    --     to    1.25%   0.89%    to   0.91%
    2015        173,168    9.43   to     10.15     1,732,462    --     to    1.25%   0.98%    to   3.16%

AMERICAN CENTURY DIVERSIFIED BOND FUND
    2019         18,445   11.96   to     12.44       221,754  0.85%    to    1.25%   2.04%    to   2.13%
    2018         14,228   11.19   to     11.60       160,144  0.85%    to    1.25%   2.36%    to   2.42%
    2017         12,198   11.54   to     11.91       141,510  0.85%    to    1.25%   1.90%    to   1.94%
    2016          8,222   11.33   to     11.64        93,611  0.85%    to    1.25%   2.02%    to   2.06%
    2015          4,642   11.22   to     11.48        52,236  0.85%    to    1.25%   2.42%    to   2.46%

DOMINI IMPACT EQUITY FUND
    2019         24,588   22.50   to     79.50     1,696,160    --     to    1.25%   0.53%    to   0.57%
    2018         33,927   17.31   to     60.38     1,816,478    --     to    1.25%   0.87%    to   0.95%
    2017         35,154   19.27   to     66.41     2,041,079    --     to    1.25%   0.26%    to   0.28%
    2016         35,645   16.91   to     57.53     1,679,641    --     to    1.25%   1.08%    to   1.09%
    2015         30,833   15.39   to     51.72     1,289,810    --     to    1.25%   0.55%    to   0.77%

AB GLOBAL BOND FUND
    2019          9,004   12.32   to     13.16       112,133  0.50%    to    1.25%   3.29%    to   3.31%
    2018          7,590   11.61   to     12.31        88,987  0.50%    to    1.25%   2.83%    to   2.85%
    2017          7,962   11.76   to     12.39        94,597  0.50%    to    1.25%   2.21%    to   2.23%
    2016          2,926   11.57   to     12.09        34,517  0.50%    to    1.25%   2.14%    to   2.16%
    2015          2,930   11.11   to     11.53        33,137  0.50%    to    1.25%   3.66%    to   3.77%

AB GLOBAL RISK ALLOCATION FUND
    2019         10,295   17.58   to     18.10       192,009    --     to    1.25%   1.27%    to   1.28%
    2018         10,349   15.31   to     15.56       167,364    --     to    1.25%   0.56%    to   0.56%
    2017         11,615   17.04   to     17.10       209,796    --     to    1.25%     --     to   3.01%
    2016         11,869   15.30   to     15.44       192,483    --     to    1.25%   3.70%    to   5.62%
    2015         11,381   14.27   to     14.58       172,835    --     to    1.25%   0.06%    to   0.06%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

INVESCO SMALL CAP GROWTH FUND
    2019        22.80%    to    88.59%
    2018       (16.83)%   to   (10.17)%
    2017        14.24%    to    23.40%
    2016         9.92%    to    10.90%
    2015        (3.06)%   to    (2.12)%

INVESCO REAL ESTATE FUND
    2019        26.19%    to    28.22%
    2018        (6.84)%   to    (5.28)%
    2017         7.09%    to     8.86%
    2016         4.49%    to     6.18%
    2015         0.45%    to     2.07%

INVESCO SMALL CAP EQUITY FUND
    2019        24.56%    to    26.13%
    2018       (16.22)%   to   (15.16)%
    2017        12.17%    to    13.58%
    2016        10.33%    to    11.72%
    2015        (6.80)%   to    (2.86)%

INVESCO DEVELOPING MARKETS FUND
    2019        28.36%    to    29.97%
    2018       (19.77)%   to   (18.75)%
    2017        28.73%    to    30.34%
    2016        18.27%    to    19.75%
    2015       (19.95)%   to   (19.71)%

AMERICAN CENTURY DIVERSIFIED BOND FUND
    2019         6.82%    to     7.25%
    2018        (3.02)%   to    (2.63)%
    2017         1.89%    to     2.30%
    2016         0.99%    to     1.39%
    2015        (1.25)%   to    (0.83)%

DOMINI IMPACT EQUITY FUND
    2019        30.03%    to    31.66%
    2018       (10.21)%   to    (9.08)%
    2017        13.99%    to    15.42%
    2016         9.86%    to    11.24%
    2015        (8.45)%   to    (1.77)%

AB GLOBAL BOND FUND
    2019         6.11%    to     6.91%
    2018        (1.33)%   to    (0.58)%
    2017         1.71%    to     2.47%
    2016         4.07%    to     4.86%
    2015        (0.78)%   to    (0.02)%

AB GLOBAL RISK ALLOCATION FUND
    2019        14.85%    to    16.30%
    2018       (10.17)%   to    (9.03)%
    2017        10.40%    to    11.79%
    2016         5.88%    to     7.21%
    2015        (4.84)%   to    (3.70)%

--------------------------------------------------------------------------------
                                   SA-408

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

AB RELATIVE VALUE FUND
    2019          3,551  $21.74   to   $ 24.27  $     78,644  0.50%    to    1.25%   0.35%    to   1.28%
    2018         10,182   17.75   to     19.97       181,885  0.50%    to    1.25%   1.13%    to   1.16%
    2017          8,757   18.94   to     21.46       166,804  0.50%    to    1.25%   0.81%    to   0.86%
    2016          7,377   18.30   to     19.50       136,259  0.65%    to    1.25%   1.82%    to   1.96%
    2015          7,291   16.67   to     17.66       120,155  0.65%    to    1.25%   1.00%    to   1.35%

AB SUSTAINABLE INTERNATIONAL THEMATIC FUND
    2019         36,632   11.18   to     13.89       449,135  0.35%    to    1.25%     --     to     --
    2018         45,293    8.85   to     11.09       417,158  0.35%    to    1.25%     --     to     --
    2017         46,252   10.74   to     13.58       526,782  0.35%    to    1.25%     --     to     --
    2016         41,594    8.02   to     10.23       356,078  0.35%    to    1.25%   0.65%    to   0.72%
    2015         40,486    8.66   to     11.15       378,529  0.35%    to    1.25%     --     to     --

AB INTERNATIONAL VALUE FUND
    2019         66,145   10.29   to     13.12       700,186    --     to    1.25%   1.19%    to   1.23%
    2018         68,877    8.95   to     17.60       642,612    --     to    1.25%   0.20%    to   0.21%
    2017         77,821   11.79   to     22.91       953,953    --     to    1.25%   1.50%    to   1.90%
    2016         92,923    9.56   to     12.13       907,320    --     to    1.25%   0.17%    to   0.18%
    2015        106,091    9.78   to     12.27     1,058,736    --     to    1.25%   1.09%    to   1.32%

AB GROWTH FUND
    2019          1,384   27.91   to     29.91        40,637  0.50%    to    1.05%     --     to     --
    2018          3,608   21.51   to     22.93        82,259  0.50%    to    1.05%     --     to     --
    2017          4,520   22.22   to     24.52        99,839  0.50%    to    1.25%     --     to     --
    2016          3,056   16.69   to     18.55        50,863  0.50%    to    1.25%     --     to     --
    2015          3,755   16.53   to     18.51        61,721  0.50%    to    1.25%     --     to     --

AB DISCOVERY GROWTH FUND
    2019          7,582   30.10   to     31.92       242,338  0.50%    to    1.25%     --     to     --
    2018         12,308   23.20   to     24.78       296,060  0.50%    to    1.25%     --     to     --
    2017          9,767   24.40   to     26.27       243,475  0.50%    to    1.25%     --     to     --
    2016          9,729   20.07   to     21.38       198,790  0.65%    to    1.25%     --     to     --
    2015         12,546   19.39   to     20.54       246,100  0.65%    to    1.25%     --     to     --

AB DISCOVERY VALUE FUND
    2019         33,958   21.79   to     24.20       779,263  0.35%    to    1.25%   0.78%    to   0.81%
    2018         42,091   18.43   to     20.72       809,528  0.15%    to    1.25%   0.28%    to   0.37%
    2017         39,305   22.01   to     24.01       899,260  0.35%    to    1.25%   0.10%    to   0.12%
    2016         52,550   19.77   to     21.37     1,082,935  0.35%    to    1.25%   0.20%    to   0.33%
    2015         54,543   16.10   to     17.25       909,311  0.35%    to    1.25%     --     to     --

AB VALUE FUND
    2019            869   11.80   to     12.97        10,291  0.50%    to    1.25%   1.55%    to   1.58%
    2018            746    9.97   to     10.88         7,462  0.50%    to    1.25%   1.00%    to   1.02%
    2017            794   11.89   to     12.87         9,459  0.50%    to    1.25%   0.80%    to   1.14%
    2016          1,225   10.61   to     11.41        13,052  0.50%    to    1.25%   1.28%    to   1.85%
    2015            597    9.69   to     10.33         5,810  0.50%    to    1.25%   1.11%    to   1.31%

AB HIGH INCOME FUND
    2019         31,924   14.94   to     15.97       490,861  0.50%    to    1.25%     --     to   6.36%
    2018         35,333   13.31   to     14.12       480,076  0.50%    to    1.25%   6.44%    to   6.45%
    2017         56,083   14.30   to     15.22       830,928  0.35%    to    1.25%   3.04%    to   5.88%
    2016         44,612   13.42   to     14.02       615,290  0.50%    to    1.25%   6.37%    to   6.46%
    2015         29,713   11.79   to     12.23       355,875  0.50%    to    1.25%   6.81%    to   6.86%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

AB RELATIVE VALUE FUND
    2019        21.56%    to    22.47%
    2018        (6.97)%   to    (6.26)%
    2017        17.25%    to    18.13%
    2016         9.77%    to    10.43%
    2015        (0.10)%   to     0.49%

AB SUSTAINABLE INTERNATIONAL THEMATIC FUND
    2019        25.29%    to    26.43%
    2018       (18.38)%   to   (17.63)%
    2017        32.80%    to    33.99%
    2016        (8.25)%   to    (7.42)%
    2015        (3.30)%   to    (2.50)%

AB INTERNATIONAL VALUE FUND
    2019       (25.47)%   to    15.03%
    2018       (24.13)%   to   (23.17)%
    2017        23.28%    to    24.83%
    2016        (2.20)%   to    (1.14)%
    2015         1.07%    to     1.24%

AB GROWTH FUND
    2019        29.74%    to    30.45%
    2018         2.61%    to     3.17%
    2017        32.18%    to    33.17%
    2016         0.20%    to     0.95%
    2015         7.43%    to     8.25%

AB DISCOVERY GROWTH FUND
    2019        28.81%    to    29.77%
    2018        (5.67)%   to    (4.95)%
    2017        30.88%    to    31.86%
    2016         3.49%    to     4.11%
    2015        (2.10)%   to    (1.49)%

AB DISCOVERY VALUE FUND
    2019        16.80%    to    18.25%
    2018       (16.28)%   to   (13.70)%
    2017        11.31%    to    12.31%
    2016        22.84%    to    23.94%
    2015        (7.07)%   to    (6.22)%

AB VALUE FUND
    2019        18.39%    to    19.28%
    2018       (16.15)%   to   (15.52)%
    2017        11.99%    to    12.83%
    2016         9.59%    to    10.41%
    2015        (8.80)%   to    (8.14)%

AB HIGH INCOME FUND
    2019        12.29%    to    13.14%
    2018        (6.97)%   to    (6.26)%
    2017         6.59%    to     7.55%
    2016        13.79%    to    14.65%
    2015        (5.20)%   to    (4.51)%

--------------------------------------------------------------------------------
                                   SA-409

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

AMERICAN FUNDS AMCAP FUND(R)
    2019        126,279  $27.88   to   $ 28.01  $  3,403,811    --     to    1.25%   0.24%    to   0.27%
    2018        164,533   22.25   to     22.43     3,526,241    --     to    1.25%   0.22%    to   0.24%
    2017        164,745   22.75   to     23.22     3,636,876    --     to    1.25%   0.14%    to   0.15%
    2016        175,521   18.71   to     19.34     3,209,912    --     to    1.25%   0.13%    to   0.14%
    2015        210,072   17.22   to     18.02     3,539,011    --     to    1.25%     --     to     --

AMERICAN FUNDS AMERICAN BALANCED FUND(R)
    2019        469,248   22.45   to     22.62    10,023,583  0.35%    to    1.25%   1.64%    to   1.66%
    2018        476,275   19.14   to     19.52     8,638,121  0.15%    to    1.25%   1.29%    to   1.54%
    2017        473,470   19.78   to     19.99     8,972,582  0.35%    to    1.25%   1.31%    to   1.44%
    2016        527,997   17.25   to     17.59     8,758,280  0.35%    to    1.25%   1.44%    to   1.48%
    2015        510,987   15.99   to     16.45     7,907,688  0.35%    to    1.25%   1.26%    to   1.28%

AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
    2019      1,007,677   16.63   to     17.35    16,182,257    --     to    1.25%   3.08%    to   3.10%
    2018      1,069,874   14.22   to     15.02    14,787,098    --     to    1.25%   2.94%    to   3.12%
    2017      1,174,623   15.35   to     16.42    17,705,173    --     to    1.25%   3.09%    to   3.16%
    2016      1,345,068   13.48   to     14.61    17,941,870    --     to    1.25%   3.12%    to   3.16%
    2015      1,427,203   12.65   to     13.88    18,005,021    --     to    1.25%   3.05%    to   3.10%

AMERICAN FUNDS EUROPACIFIC GROWTH FUND
    2019      1,135,181   18.41   to     26.12    25,665,785    --     to    1.25%   0.80%    to   1.09%
    2018      1,412,931   14.50   to     20.89    25,744,107    --     to    1.25%   0.90%    to   1.07%
    2017      1,519,013   17.10   to     25.03    32,280,342    --     to    1.25%   0.57%    to   0.90%
    2016      1,711,587   19.45   to     44.25    27,485,573    --     to    1.25%   0.95%    to   1.42%
    2015      1,992,981   19.62   to     44.50    30,924,126    --     to    1.25%   1.15%    to   1.32%

AMERICAN FUNDS FUNDAMENTAL INVESTORS FUND(SM)
    2019        702,901   25.31   to     26.81    16,948,817    --     to    1.25%   1.22%    to   1.26%
    2018        775,177   19.90   to     21.35    14,819,712    --     to    1.25%   1.18%    to   1.18%
    2017        851,475   21.39   to     23.23    17,653,478    --     to    1.25%   1.10%    to   1.16%
    2016      1,030,219   17.40   to     19.13    17,476,605    --     to    1.25%   1.16%    to   1.29%
    2015      1,104,398   15.51   to     17.28    16,792,292    --     to    1.25%   1.06%    to   1.12%

AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
    2019        409,813   24.32   to     26.29     9,853,336    --     to    1.25%   0.70%    to   0.79%
    2018        425,127   18.76   to     20.54     7,905,632    --     to    1.25%   0.58%    to   0.65%
    2017        454,238   19.99   to     22.16     9,070,660    --     to    1.25%   0.11%    to   0.12%
    2016        508,190   15.56   to     17.47     7,899,762    --     to    1.25%   0.45%    to   0.50%
    2015        510,237   15.33   to     17.43     7,862,907    --     to    1.25%   0.34%    to   0.37%

AMERICAN FUNDS THE BOND FUND OF AMERICA(R)
    2019        314,725   12.70   to     13.31     4,088,009  0.35%    to    1.25%   2.02%    to   2.03%
    2018        324,683   11.94   to     12.40     3,952,643  0.35%    to    1.25%   2.06%    to   2.07%
    2017        371,625   12.14   to     12.50     4,576,638  0.35%    to    1.25%   1.54%    to   1.54%
    2016        431,867   11.95   to     12.19     5,192,313  0.35%    to    1.25%   1.37%    to   1.39%
    2015        441,103   11.81   to     11.94     5,217,034  0.35%    to    1.25%   1.65%    to   1.65%

AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
    2019      1,338,583   31.60   to     40.45    43,871,014    --     to    1.25%   0.25%    to   0.38%
    2018      1,548,650   25.05   to     31.67    40,346,491    --     to    1.25%   0.17%    to   0.17%
    2017      1,778,728   26.22   to     32.74    47,863,870    --     to    1.25%   0.14%    to   0.15%
    2016      2,009,685   21.12   to     41.32    42,809,878    --     to    1.25%   0.24%    to   0.25%
    2015      2,164,008   19.78   to     40.62    43,262,105    --     to    1.25%   0.23%    to   0.23%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

AMERICAN FUNDS AMCAP FUND(R)
    2019        24.33%    to    25.89%
    2018        (3.43)%   to    (2.21)%
    2017        20.09%    to    21.60%
    2016         7.32%    to     8.66%
    2015        (0.77)%   to     0.47%

AMERICAN FUNDS AMERICAN BALANCED FUND(R)
    2019        15.86%    to    17.29%
    2018        (4.25)%   to    (1.30)%
    2017        13.63%    to    14.65%
    2016         6.90%    to     7.87%
    2015         0.08%    to     0.96%

AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
    2019        15.53%    to    16.98%
    2018        (8.52)%   to    (7.36)%
    2017        12.41%    to    13.82%
    2016         5.23%    to     6.55%
    2015        (4.47)%   to    (3.25)%

AMERICAN FUNDS EUROPACIFIC GROWTH FUND
    2019        25.03%    to    26.98%
    2018       (16.53)%   to   (15.22)%
    2017        28.71%    to    30.70%
    2016        (0.86)%   to    (0.56)%
    2015        (3.76)%   to    (2.36)%

AMERICAN FUNDS FUNDAMENTAL INVESTORS FUND(SM)
    2019        25.59%    to    27.17%
    2018        (8.11)%   to    (6.95)%
    2017        21.42%    to    22.94%
    2016        10.75%    to    12.14%
    2015         1.75%    to     3.07%

AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
    2019        28.00%    to    29.61%
    2018        (7.34)%   to    (6.17)%
    2017        26.87%    to    28.46%
    2016         0.24%    to     1.50%
    2015         3.68%    to     5.03%

AMERICAN FUNDS THE BOND FUND OF AMERICA(R)
    2019         6.37%    to     7.33%
    2018        (1.67)%   to    (0.78)%
    2017         1.63%    to     2.55%
    2016         1.17%    to     2.08%
    2015        (1.32)%   to    (0.43)%

AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
    2019        26.12%    to    27.71%
    2018        (4.46)%   to    (3.25)%
    2017        24.15%    to    25.71%
    2016         1.72%    to     6.78%
    2015        (3.33)%   to     3.73%

--------------------------------------------------------------------------------
                                   SA-410

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                  UNIT                                 EXPENSE               INCOME
                               FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #    LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ----------------------  ------------  ---------------------  ---------------------

AMERICAN FUNDS THE INCOME FUND OF AMERICA(R)
    2019        586,845  $18.69  to    $ 19.91   $ 10,997,844  0.35%    to    1.25%   2.94%    to   2.94%
    2018        660,207   15.83  to      17.01     10,479,026  0.35%    to    1.25%   2.56%    to   2.61%
    2016        933,273   14.93  to      16.34     13,928,229  0.35%    to    1.25%   2.82%    to   2.84%
    2015        925,598   13.60  to      15.01     12,603,044  0.35%    to    1.25%   2.68%    to   2.75%

AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA(R)
    2019        440,305   22.22  to      23.37      9,616,234  0.35%    to    1.25%   1.60%    to   1.67%
    2018        491,335   19.07  to      19.64      8,704,055  0.15%    to    1.25%   1.19%    to   1.37%
    2017        533,231   19.36  to      20.73     10,209,753  0.35%    to    1.25%   1.30%    to   1.34%
    2016        625,920   16.29  to      17.60     10,231,353  0.35%    to    1.25%   1.60%    to   1.61%
    2015        633,649   14.32  to      15.61      9,119,596  0.35%    to    1.25%   1.29%    to   1.33%

AMERICAN FUNDS THE NEW ECONOMY FUND(R)
    2019        109,485   28.69  to      30.70      3,085,820    --     to    1.25%   0.01%    to   0.01%
    2018        117,235   22.76  to      24.66      2,632,078    --     to    1.25%   0.13%    to   0.13%
    2017        122,460   23.84  to      26.16      2,910,088    --     to    1.25%     --     to     --
    2016        128,914   17.80  to      19.78      2,317,420    --     to    1.25%     --     to     --
    2015        127,512   17.48  to      19.66      2,242,472    --     to    1.25%   0.05%    to   0.05%

AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND(SM)
    2019        209,002   25.19  to      25.52      5,109,762  0.35%    to    1.25%   1.55%    to   1.57%
    2018        232,461   20.38  to      20.47      4,537,009  0.35%    to    1.25%   1.50%    to   1.52%
    2017        249,732   19.99  to      21.34      5,016,096    --     to    1.25%   1.54%    to   1.61%
    2016        284,673   16.70  to      18.05      4,823,195    --     to    1.25%   1.64%    to   1.64%
    2015        294,654   14.78  to      16.17      4,426,605    --     to    1.25%   1.56%    to   1.71%

AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
    2019        169,247   23.47  0.00    24.40      3,953,607    --     to    1.25%   1.76%    to   1.77%
    2018        179,192   19.34  to      20.36      3,452,187    --     to    1.25%   1.64%    to   1.66%
    2017        191,804   19.82  to      21.13      3,800,522    --     to    1.25%   1.65%    to   1.71%
    2016        226,190   16.91  to      18.25      3,858,356    --     to    1.25%   1.72%    to   1.80%
    2015        321,684   14.86  to      16.24      4,840,014    --     to    1.25%   1.72%    to   1.73%

AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND(R)
    2019        989,508   22.38  to      26.18     25,206,717    --     to    1.25%     --     to   1.81%
    2018      1,077,411   17.86  to      21.22     21,930,520    --     to    1.25%   1.70%    to   1.99%
    2017      1,183,805   19.91  to      24.03     26,990,765    --     to    1.25%   1.57%    to   1.86%
    2016      1,353,698   19.57  to      72.83     24,538,540    --     to    1.25%   2.14%    to   2.14%
    2015      1,585,433   18.67  to      68.61     26,852,451    --     to    1.25%   1.92%    to   1.93%

AMERICAN FUNDS SMALLCAP WORLD FUND(R)
    2019         39,982   19.77  to      24.31        843,855  0.50%    to    1.25%     --     to     --
    2018         45,498   17.22  to      18.87        738,388  0.15%    to    1.25%     --     to     --
    2017         58,515   17.01  to      21.23      1,042,221  0.50%    to    1.25%     --     to     --
    2016         71,331   13.52  to      17.00      1,001,168  0.50%    to    1.25%   0.09%    to   0.09%
    2015         67,552   12.88  to      16.32        909,807  0.50%    to    1.25%     --     to     --

NEW WORLD FUND
    2019         26,160   14.90  to      15.62        402,484    --     to    1.25%     --     to   0.92%
    2018         24,127   11.86  to      12.29        293,027    --     to    1.25%   0.69%    to   3.77%
    2017         15,964   13.74  to      14.05        222,629    --     to    1.25%   0.10%    to   2.46%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

AMERICAN FUNDS THE INCOME FUND OF AMERICA(R)
    2019        17.01%    to    18.07%
    2018        (6.64)%   to    (5.79)%
    2016         8.80%    to     9.78%
    2015        (3.07)%   to    (2.17)%

AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA(R)
    2019        13.15%    to    22.55%
    2018        (8.01)%   to     1.44%
    2017        17.80%    to    18.86%
    2016        12.75%    to    13.77%
    2015        (3.04)%   to    (2.15)%

AMERICAN FUNDS THE NEW ECONOMY FUND(R)
    2019        24.49%    to    26.05%
    2018        (5.74)%   to    (4.54)%
    2017        32.25%    to    33.91%
    2016         0.62%    to     1.88%
    2015         2.18%    to     3.47%

AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND(SM)
    2019        23.57%    to    24.68%
    2018        (4.50)%   to    (3.63)%
    2017        18.25%    to    19.73%
    2016        11.60%    to    13.00%
    2015        (1.74)%   to    (0.50)%

AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
    2019        19.82%    to    21.33%
    2018        (3.65)%   to    (2.43)%
    2017        15.78%    to    17.23%
    2016        12.36%    to    13.77%
    2015        (4.39)%   to    (3.17)%

AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND(R)
    2019        23.39%    to    25.32%
    2018       (11.70)%   to   (10.30)%
    2017        22.76%    to    24.63%
    2016         4.83%    to     6.15%
    2015        (3.71)%   to    (2.49)%

AMERICAN FUNDS SMALLCAP WORLD FUND(R)
    2019        14.80%    to    28.79%
    2018       (11.10)%   to     1.24%
    2017        24.90%    to    25.83%
    2016         4.15%    to     4.94%
    2015         0.99%    to     1.77%

NEW WORLD FUND
    2019        25.58%    to    27.16%
    2018       (13.64)%   to   (12.54)%
    2017        30.56%    to    32.20%

--------------------------------------------------------------------------------
                                   SA-411

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

ARIEL APPRECIATION FUND
    2019          7,177  $24.02   to   $ 44.61  $    191,998    --     to    1.25%   0.81%    to   1.00%
    2018          7,087   19.52   to     38.61       153,564    --     to    1.25%   0.93%    to   1.00%
    2017          7,097   22.99   to     47.88       181,326    --     to    1.25%   0.86%    to   0.92%
    2016          7,041   20.22   to     47.04       157,318    --     to    1.25%   0.69%    to   0.79%
    2015          7,924   18.17   to     45.08       157,589    --     to    1.25%   0.90%    to   1.03%

ARIEL FUND
    2019         13,726   22.39   to     65.05       340,345    --     to    1.25%   0.64%    to   0.89%
    2018         13,222   18.19   to     55.32       265,047    --     to    1.25%   0.89%    to   1.02%
    2017         12,741   21.34   to     69.98       298,898    --     to    1.25%   0.73%    to   0.82%
    2016         11,743   18.64   to     64.33       239,857    --     to    1.25%   0.32%    to   0.55%
    2015         10,806   16.33   to     59.43       193,038    --     to    1.25%     --     to   0.65%

ARTISAN MID CAP VALUE FUND
    2019         77,348   24.45   to     56.74     3,896,590    --     to    1.25%   0.57%    to   0.60%
    2018         87,228   20.04   to     45.93     3,546,027    --     to    1.25%   0.18%    to   0.20%
    2017        100,197   23.48   to     53.15     4,784,173    --     to    1.25%   0.07%    to   0.07%
    2016        117,323   21.16   to     47.30     4,895,250    --     to    1.25%   0.65%    to   0.80%
    2015        161,973   17.49   to     38.62     5,662,385    --     to    1.25%   0.35%    to   0.41%

AVE MARIA RISING DIVIDEND FUND
    2019         41,636   27.23   to     30.79     1,218,959    --     to    1.25%   1.24%    to   1.25%
    2018         57,518   21.61   to     24.13     1,314,190    --     to    1.25%   1.21%    to   1.32%
    2017         73,024   22.99   to     25.35     1,747,751    --     to    1.25%   1.11%    to   1.13%
    2016        115,623   19.92   to     21.70     2,392,472    --     to    1.25%   1.70%    to   1.70%
    2015         99,476   17.49   to     18.82     1,795,111    --     to    1.25%   1.34%    to   1.38%

AVE MARIA VALUE FUND
    2019          1,391   11.99   to     12.10        16,798  1.05%    to    1.25%   0.04%    to   0.05%
    2018          1,333   10.07   to     10.25        13,503  0.75%    to    1.25%     --     to     --
    2017          1,080   11.18   to     11.39        12,124  0.50%    to    1.25%     --     to     --
    2016         12,073    9.61   to      9.72       117,218  0.50%    to    1.25%     --     to     --
    2015          9,298    8.36   to      8.38        77,865  0.75%    to    1.25%   0.13%    to   0.15%

AVE MARIA GROWTH FUND
    2019          5,212   33.93   to     38.37       188,012    --     to    1.25%   0.01%    to   0.01%
    2018          2,719   25.06   to     26.78        69,311  0.50%    to    1.25%     --     to   0.18%
    2017          2,355   25.84   to     28.17        61,764  0.15%    to    1.25%     --     to   0.02%
    2016         18,259   20.55   to     21.63       384,047  0.50%    to    1.25%   0.08%    to   0.09%
    2015         15,138   18.56   to     19.80       283,928  0.15%    to    1.25%     --     to   0.25%

BLACKROCK LIFEPATH(R) DYNAMIC 2020 PORTFOLIO+
    2019             --   15.29   to     17.55            --    --     to    1.25%   1.90%    to   2.70%
    2018        984,773   15.38   to     25.14    17,664,901    --     to    1.25%   2.34%    to   2.40%
    2017      1,075,304   16.22   to     26.18    20,534,467    --     to    1.25%   1.39%    to   1.40%
    2016      1,167,447   13.19   to     23.09    19,663,766    --     to    1.25%   1.42%    to   1.58%
    2015      1,409,717   13.80   to     21.72    23,575,798    --     to    1.25%   1.84%    to   1.84%

BLACKROCK LIFEPATH(R) DYNAMIC 2030 PORTFOLIO
    2019      1,302,525   17.45   to     19.26    26,863,694  0.50%    to    1.25%   2.23%    to   2.40%
    2018      1,435,974   15.98   to     27.40    24,757,289    --     to    1.25%   2.14%    to   2.21%
    2017      1,461,746   17.12   to     28.99    27,146,541    --     to    1.25%   1.68%    to   1.71%
    2016      1,481,802   14.73   to     24.64    23,993,081    --     to    1.25%   1.78%    to   1.86%
    2015      1,670,029   13.91   to     22.97    26,141,968    --     to    1.25%   1.64%    to   1.83%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

ARIEL APPRECIATION FUND
    2019        15.54%    to    23.05%
    2018       (19.36)%   to   (15.07)%
    2017         1.79%    to    13.67%
    2016         4.35%    to    11.27%
    2015       (15.96)%   to    (7.37)%

ARIEL FUND
    2019        17.59%    to    23.12%
    2018       (20.95)%   to   (14.75)%
    2017         8.78%    to    14.45%
    2016         8.24%    to    14.13%
    2015       (17.25)%   to    (5.31)%

ARTISAN MID CAP VALUE FUND
    2019        21.99%    to    23.53%
    2018       (14.65)%   to   (13.57)%
    2017        10.97%    to    12.36%
    2016        20.96%    to    22.47%
    2015       (11.02)%   to    (9.90)%

AVE MARIA RISING DIVIDEND FUND
    2019        25.99%    to    27.58%
    2018        (5.99)%   to    (4.80)%
    2017        15.38%    to    16.82%
    2016        13.90%    to    15.33%
    2015        (7.06)%   to    (5.87)%

AVE MARIA VALUE FUND
    2019        18.03%    to    19.03%
    2018        (9.89)%   to    (9.44)%
    2017        16.27%    to    17.14%
    2016        15.00%    to    15.86%
    2015       (16.31)%   to   (16.14)%

AVE MARIA GROWTH FUND
    2019        35.39%    to    43.29%
    2018        (3.03)%   to    (2.30)%
    2017        25.79%    to    27.17%
    2016        10.68%    to    11.52%
    2015        (3.92)%   to    (2.87)%

BLACKROCK LIFEPATH(R) DYNAMIC 2020 PORTFOLIO+
    2019         0.00%    to       --
    2018        (5.18)%   to    (3.98)%
    2017        11.97%    to    13.38%
    2016         4.64%    to     6.29%
    2015        (3.02)%   to    (1.79)%

BLACKROCK LIFEPATH(R) DYNAMIC 2030 PORTFOLIO
    2019       (36.32)%   to    20.56%
    2018        (6.66)%   to    (5.48)%
    2017        16.21%    to    17.67%
    2016         5.91%    to     7.24%
    2015        (3.28)%   to    (2.04)%

--------------------------------------------------------------------------------
                                   SA-412

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

BLACKROCK LIFEPATH(R) DYNAMIC 2040 PORTFOLIO
    2019      1,280,284  $20.14   to   $ 36.39  $ 25,867,486    --     to    1.25%   2.19%    to   2.26%
    2018      1,430,187   16.23   to     28.95    23,220,615    --     to    1.25%   1.83%    to   1.88%
    2017      1,422,915   17.76   to     31.29    25,682,408    --     to    1.25%   1.87%    to   1.99%
    2016      1,446,783   14.81   to     25.77    22,588,066    --     to    1.25%   1.83%    to   1.94%
    2015      1,547,395   13.89   to     23.87    23,219,033    --     to    1.25%   1.60%    to   1.67%

BLACKROCK LIFEPATH(R) DYNAMIC RETIREMENT FUND+
    2019        980,408   17.59   to     25.87    18,863,186    --     to    1.25%   2.51%    to   2.89%
    2018        160,238   15.23   to     22.13     2,773,196    --     to    1.25%   2.44%    to   2.44%
    2017        178,008   16.01   to     22.98     3,240,657    --     to    1.25%   1.26%    to   1.27%
    2016        233,594   14.52   to     20.57     3,779,966    --     to    1.25%   1.45%    to   1.46%
    2015        300,233   13.88   to     19.42     4,756,498    --     to    1.25%   1.93%    to   1.95%

BLACKROCK LIFEPATH(R) DYNAMIC 2050 PORTFOLIO
    2019        257,213   21.32   to     21.74     5,783,565  1.05%    to    1.25%   1.99%    to   2.15%
    2018        261,976   17.12   to     18.92     4,728,912    --     to    1.25%   1.79%    to   1.95%
    2017        239,211   18.95   to     20.64     4,780,546    --     to    1.25%   1.73%    to   1.94%
    2016        233,221   15.66   to     18.58     3,817,535    --     to    1.25%   1.90%    to   2.71%
    2015        226,620   14.69   to     15.80     3,461,771    --     to    1.25%   1.52%    to   1.58%

BLACKROCK LIFEPATH(R) DYNAMIC 2025 PORTFOLIO
    2019         21,955   15.80   to     16.31       352,013  0.85%    to    1.25%     --     to   1.95%
    2018         23,646   13.43   to     13.90       322,535  0.75%    to    1.25%     --     to   2.51%
    2017         21,641   14.29   to     14.95       313,725  0.50%    to    1.25%   0.26%    to   0.72%
    2016         21,583   12.56   to     13.04       273,570  0.50%    to    1.25%   1.52%    to   1.68%
    2015         62,073   11.94   to     12.30       753,177  0.50%    to    1.25%   1.59%    to   1.67%

BLACKROCK LIFEPATH(R) DYNAMIC 2035 PORTFOLIO
    2019         31,853   17.48   to     18.19       560,666  0.75%    to    1.25%   1.49%    to   1.98%
    2018         28,779   14.34   to     14.85       415,786  0.75%    to    1.25%   1.85%    to   2.02%
    2017         15,170   15.57   to     16.28       238,440  0.50%    to    1.25%   0.34%    to   1.50%
    2016         19,496   13.21   to     13.71       259,576  0.50%    to    1.25%   1.69%    to   2.08%
    2015         15,154   12.46   to     12.84       189,463  0.50%    to    1.25%   1.75%    to   1.75%

BLACKROCK LIFEPATH(R) DYNAMIC 2045 PORTFOLIO
    2019         19,069   18.69   to     20.08       361,449  0.35%    to    1.25%   1.89%    to   2.07%
    2018         14,513   15.02   to     15.99       221,018  0.35%    to    1.25%   1.72%    to   1.80%
    2017          8,986   16.61   to     17.52       151,664  0.35%    to    1.25%   1.71%    to   1.76%
    2016          9,146   13.78   to     14.41       127,877  0.35%    to    1.25%   1.80%    to   1.86%
    2015         10,589   12.93   to     13.40       138,792  0.35%    to    1.25%   1.07%    to   1.45%

BLACKROCK LIFEPATH(R) DYNAMIC 2055 PORTFOLIO
    2019         23,679   19.24   to     20.67       462,307  0.35%    to    1.25%   1.82%    to   2.18%
    2018         16,173   15.45   to     16.45       254,446  0.35%    to    1.25%   1.70%    to   1.86%
    2017         11,169   17.12   to     18.07       194,555  0.35%    to    1.25%   1.52%    to   1.69%
    2016          9,996   14.18   to     14.83       143,761  0.35%    to    1.25%   1.79%    to   1.99%
    2015          5,749   13.31   to     13.79        77,527  0.35%    to    1.25%   1.24%    to   1.93%

BARON SMALL CAP FUND
    2019         65,199   28.64   to     40.36     2,580,174    --     to    1.25%     --     to     --
    2018         73,687   21.56   to     30.01     2,179,502    --     to    1.25%     --     to     --
    2017         89,214   23.57   to     32.40     2,865,499    --     to    1.25%     --     to     --
    2016         97,071   18.78   to     25.35     2,462,095    --     to    1.25%     --     to     --
    2015        148,983   17.29   to     28.19     3,442,438    --     to    1.25%     --     to     --

                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------

BLACKROCK LIFEPATH(R) DYNAMIC 2040 PORTFOLIO
    2019        24.16%    to   25.72%
    2018        (8.64)%   to   (7.49)%
    2017        19.93%    to   21.44%
    2016         6.64%    to    7.97%
    2015        (3.50)%   to   (2.31)%

BLACKROCK LIFEPATH(R) DYNAMIC RETIREMENT FUND+
    2019        15.46%    to   16.91%
    2018        (4.89)%   to   (3.68)%
    2017        10.29%    to   11.68%
    2016         4.60%    to    5.91%
    2015        (2.72)%   to   (1.55)%

BLACKROCK LIFEPATH(R) DYNAMIC 2050 PORTFOLIO
    2019        14.89%    to   24.54%
    2018        (9.65)%   to   (8.32)%
    2017        11.10%    to   20.96%
    2016         5.99%    to    8.19%
    2015        (3.85)%   to   (2.68)%

BLACKROCK LIFEPATH(R) DYNAMIC 2025 PORTFOLIO
    2019        17.33%    to   17.68%
    2018        (6.06)%   to   (5.59)%
    2017        13.79%    to   14.64%
    2016         5.22%    to    6.01%
    2015        (3.41)%   to   (2.62)%

BLACKROCK LIFEPATH(R) DYNAMIC 2035 PORTFOLIO
    2019        21.84%    to   22.45%
    2018        (7.86)%   to   (7.40)%
    2017        17.82%    to   18.70%
    2016         6.04%    to    6.84%
    2015        (3.63)%   to   (2.90)%

BLACKROCK LIFEPATH(R) DYNAMIC 2045 PORTFOLIO
    2019        24.48%    to   25.61%
    2018        (9.59)%   to   (8.76)%
    2017        20.54%    to   21.62%
    2016         6.56%    to    7.52%
    2015        (3.80)%   to   (2.97)%

BLACKROCK LIFEPATH(R) DYNAMIC 2055 PORTFOLIO
    2019        24.56%    to   25.68%
    2018        (9.77)%   to   (8.95)%
    2017        20.73%    to   21.81%
    2016         6.56%    to    7.52%
    2015        (3.90)%   to   (3.00)%

BARON SMALL CAP FUND
    2019        32.83%    to   34.50%
    2018        (8.54)%   to   (7.39)%
    2017        25.56%    to   27.13%
    2016       (10.07)%   to    8.57%
    2015       (15.37)%   to   (6.42)%

--------------------------------------------------------------------------------
                                   SA-413

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

BLACKROCK U.S. GOVERNMENT BOND PORTFOLIO
    2019         12,588  $10.91   to   $ 12.13  $    144,132    --     to    1.25%   2.26%    to   2.34%
    2018         15,197   10.38   to     11.40       162,818    --     to    1.25%   2.21%    to   2.30%
    2017         14,081   10.47   to     11.35       151,447    --     to    1.25%   0.35%    to   2.03%
    2016         14,140   10.42   to     10.95       150,290  0.35%    to    1.25%   1.68%    to   1.69%
    2015         12,612   10.43   to     10.86       133,641  0.35%    to    1.25%   1.87%    to   1.87%

BLACKROCK EQUITY DIVIDEND FUND
    2019         61,176   39.68   to     45.42     2,523,293    --     to    1.25%   1.54%    to   1.73%
    2018         72,015   31.57   to     35.70     2,360,123    --     to    1.25%   1.66%    to   1.67%
    2017         81,576   34.54   to     38.57     2,917,513    --     to    1.25%   1.41%    to   1.44%
    2016        118,363   30.04   to     33.12     3,682,817    --     to    1.25%   1.77%    to   1.79%
    2015        112,539   26.22   to     28.55     3,040,158    --     to    1.25%   0.83%    to   1.70%

BLACKROCK CAPITAL APPRECIATION FUND
    2019          9,908   47.20   to     51.19       480,621  0.50%    to    1.25%     --     to     --
    2018          8,853   36.24   to     39.02       331,770  0.50%    to    1.25%     --     to     --
    2017          9,726   36.08   to     38.54       362,533  0.50%    to    1.25%     --     to     --
    2016          9,513   27.55   to     29.21       269,135  0.50%    to    1.25%     --     to     --
    2015         11,046   28.00   to     29.47       318,357  0.50%    to    1.25%     --     to     --

BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND
    2019          1,374   42.68   to     46.29        58,962  0.50%    to    1.25%   0.58%    to   0.64%
    2018          2,226   32.40   to     34.88        73,013  0.50%    to    1.25%   0.25%    to   0.51%
    2017          2,065   33.79   to     36.10        70,248  0.50%    to    1.25%     --     to   0.16%
    2016          6,003   27.79   to     29.47       167,694  0.50%    to    1.25%   0.57%    to   0.72%
    2015          4,666   25.58   to     26.92       120,197  0.50%    to    1.25%   0.16%    to   0.47%

CALVERT VP SRI BALANCED PORTFOLIO
    2019         20,863   20.09   to     20.09       419,106  0.70%    to    0.70%   1.57%    to   1.57%
    2018         20,676   16.26   to     16.26       336,215  0.70%    to    0.70%   1.79%    to   1.79%
    2017         20,445   16.82   to     16.82       343,995  0.70%    to    0.70%   2.05%    to   2.05%
    2016         20,598   15.13   to     15.13       311,599  0.70%    to    0.70%   1.55%    to   1.55%
    2015         36,120   14.12   to     14.12       510,165  0.70%    to    0.70%   0.12%    to   0.12%

CALVERT EQUITY FUND
    2019        173,102   32.03   to     52.81     6,290,032    --     to    1.25%   0.02%    to   0.03%
    2018        208,342   23.76   to     38.69     5,853,113    --     to    1.25%   0.03%    to   0.03%
    2017        223,598   22.90   to     36.83     6,002,221    --     to    1.25%   0.11%    to   0.11%
    2016        269,379   18.44   to     36.84     5,708,983    --     to    1.25%   0.15%    to   0.16%
    2015        277,372   18.24   to     40.03     5,778,791    --     to    1.25%   0.32%    to   0.33%

CALVERT BOND FUND
    2019        141,601   14.38   to     16.15     2,131,822    --     to    1.25%     --     to   2.55%
    2018        149,220   13.42   to     14.89     2,097,876    --     to    1.25%   2.48%    to   2.49%
    2017        139,799   13.62   to     14.92     1,982,296    --     to    1.25%   2.22%    to   2.23%
    2016        147,615   13.23   to     14.31     2,014,675    --     to    1.25%   2.45%    to   2.45%
    2015        169,445   12.93   to     13.81     2,246,449    --     to    1.25%   2.41%    to   2.41%

CALVERT INCOME FUND
    2019         43,251   13.63   to     14.88       611,394  0.50%    to    1.25%   3.36%    to   3.37%
    2018         37,214   12.03   to     13.03       463,432  0.50%    to    1.25%   3.48%    to   3.52%
    2017         43,131   12.60   to     13.55       560,785  0.50%    to    1.25%   2.99%    to   3.04%
    2016         67,404   11.98   to     12.78       832,990  0.50%    to    1.25%   3.17%    to   3.18%
    2015         58,847   11.48   to     12.16       692,506  0.50%    to    1.25%   2.76%    to   2.77%

                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------

BLACKROCK U.S. GOVERNMENT BOND PORTFOLIO
    2019         5.14%    to    6.46%
    2018        (0.87)%   to    0.38%
    2017         0.42%    to    1.68%
    2016        (0.04)%   to    0.86%
    2015        (0.96)%   to   (0.09)%

BLACKROCK EQUITY DIVIDEND FUND
    2019        25.67%    to   27.25%
    2018        (8.59)%   to   (7.43)%
    2017        14.99%    to   16.43%
    2016        14.56%    to   16.00%
    2015        (1.61)%   to   (0.40)%

BLACKROCK CAPITAL APPRECIATION FUND
    2019        30.21%    to   31.19%
    2018         0.46%    to    1.22%
    2017        30.95%    to   31.93%
    2016        (1.60)%   to   (0.86)%
    2015         5.53%    to    6.34%

BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND
    2019        31.73%    to   32.72%
    2018        (4.11)%   to   (3.39)%
    2017        21.61%    to   22.52%
    2016         8.62%    to    9.44%
    2015        (0.04)%   to    0.69%

CALVERT VP SRI BALANCED PORTFOLIO
    2019        23.54%    to   23.54%
    2018        (3.35)%   to   (3.35)%
    2017        11.22%    to   11.22%
    2016         7.10%    to    7.10%
    2015        (2.86)%   to   (2.86)%

CALVERT EQUITY FUND
    2019        34.81%    to   36.50%
    2018         3.73%    to    5.04%
    2017        24.23%    to   25.79%
    2016        (7.97)%   to    1.05%
    2015       (17.31)%   to    2.38%

CALVERT BOND FUND
    2019         7.11%    to    8.46%
    2018        (1.41)%   to   (0.16)%
    2017         2.90%    to    4.19%
    2016         2.35%    to    3.63%
    2015        (1.24)%   to    0.02%

CALVERT INCOME FUND
    2019        13.35%    to   14.20%
    2018        (4.56)%   to   (3.84)%
    2017         5.25%    to    6.04%
    2016         4.30%    to    5.08%
    2015        (2.45)%   to   (1.68)%

--------------------------------------------------------------------------------
                                   SA-414

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

COLUMBIA CONTRARIAN CORE FUND
    2019          8,225  $50.50   to   $ 54.76  $    422,193  0.50%    to    1.25%   0.77%    to   1.07%
    2018         13,410   38.56   to     41.51       528,720  0.50%    to    1.25%   0.72%    to   1.09%
    2017         17,354   43.00   to     45.94       759,164  0.50%    to    1.25%   0.09%    to   0.75%
    2016         16,381   35.86   to     38.02       601,038  0.50%    to    1.25%   0.72%    to   0.75%
    2015         13,676   33.51   to     35.27       468,149  0.50%    to    1.25%   1.31%    to   2.59%

COLUMBIA SMALL CAP VALUE I FUND
    2019          1,831   39.66   to     43.02        74,105  0.50%    to    1.25%   0.49%    to   0.49%
    2018          1,802   33.20   to     35.74        60,935  0.50%    to    1.25%   0.30%    to   0.32%
    2017          1,819   41.16   to     43.98        76,066  0.50%    to    1.25%     --     to     --
    2016          1,746   36.59   to     38.80        64,209  0.50%    to    1.25%   0.43%    to   0.59%
    2015          1,638   28.00   to     29.47        45,959  0.50%    to    1.25%   0.06%    to   0.30%

COLUMBIA SELECT MID CAP VALUE FUND
    2019         45,233   17.90   to     20.96       846,460    --     to    1.25%   0.94%    to   0.95%
    2018         53,386   13.80   to     15.96       768,822    --     to    1.25%   0.48%    to   0.48%
    2017         53,303   16.15   to     18.44       890,431    --     to    1.25%   0.93%    to   1.29%
    2016         78,072   14.43   to     16.27     1,161,503    --     to    1.25%   0.79%    to   1.14%
    2015         76,049   12.82   to     13.68     1,001,847  0.50%    to    1.25%   0.28%    to   0.29%

COLUMBIA ACORN FUND
    2019         29,155   46.96   to     53.76     1,435,178    --     to    1.25%     --     to     --
    2018         24,072   37.68   to     42.60       925,847    --     to    1.25%     --     to     --
    2017         26,393   40.26   to     44.95     1,095,978    --     to    1.25%     --     to     --
    2016         31,022   32.63   to     35.98     1,042,709    --     to    1.25%     --     to     --
    2015         57,154   30.02   to     32.69     1,814,185    --     to    1.25%     --     to     --

CRM MID CAP VALUE FUND
    2019         15,304   26.26   to     31.46       457,689    --     to    1.25%     --     to   0.44%
    2018         15,542   21.35   to     25.25       375,270    --     to    1.25%   0.19%    to   0.20%
    2017         14,961   23.26   to     27.18       390,236    --     to    1.25%     --     to   1.31%
    2016         13,343   19.78   to     21.96       289,439  0.35%    to    1.25%   0.01%    to   0.01%
    2015          9,105   17.27   to     19.00       171,921  0.35%    to    1.25%   1.06%    to   1.15%

COLUMBIA DISCIPLINED SMALL CORE FUND
    2019          2,859   18.79   to     20.23        54,728  0.50%    to    1.25%   0.63%    to   0.91%
    2018          2,229   15.76   to     16.84        35,842  0.50%    to    1.25%     --     to     --
    2017         10,200   19.45   to     20.63       205,043  0.50%    to    1.25%   0.18%    to   0.27%
    2016         10,922   18.51   to     19.49       207,812  0.50%    to    1.25%   0.18%    to   0.26%
    2015          9,547   16.14   to     16.86       157,408  0.50%    to    1.25%   0.03%    to   0.04%

CALAMOS INTERNATIONAL GROWTH FUND
    2019            100   13.06   to     13.06         1,298  1.25%    to    1.25%     --     to     --
    2018            100   10.23   to     10.23         1,019  1.25%    to    1.25%     --     to     --
    2017          1,265   13.13   to     13.13        16,601  1.25%    to    1.25%     --     to     --
    2016            807    9.55   to      9.55         7,706  1.25%    to    1.25%     --     to     --
    2015            413   10.30   to     10.30         4,255  1.25%    to    1.25%     --     to     --

DAVIS FINANCIAL FUND
    2019         12,748   18.56   to     21.17       249,279  0.50%    to    1.25%   1.51%    to   1.64%
    2018         11,950   14.77   to     16.97       187,437  0.50%    to    1.25%   0.93%    to   0.95%
    2017         12,213   16.82   to     19.48       217,918  0.50%    to    1.25%   0.14%    to   0.52%
    2016         11,872   14.18   to     16.54       175,083  0.50%    to    1.25%   0.75%    to   0.76%
    2015         11,757   12.38   to     14.56       154,276  0.50%    to    1.25%   0.46%    to   2.59%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

COLUMBIA CONTRARIAN CORE FUND
    2019        30.95%    to    31.94%
    2018       (10.33)%   to    (9.65)%
    2017        19.93%    to    20.83%
    2016         7.00%    to     7.81%
    2015         1.48%    to     2.26%

COLUMBIA SMALL CAP VALUE I FUND
    2019        19.46%    to    20.35%
    2018       (19.34)%   to   (18.73)%
    2017        12.50%    to    13.34%
    2016        30.68%    to    31.66%
    2015        (7.65)%   to    (6.95)%

COLUMBIA SELECT MID CAP VALUE FUND
    2019        29.67%    to    31.30%
    2018       (14.54)%   to   (13.46)%
    2017        11.93%    to    13.33%
    2016        12.54%    to    13.95%
    2015        (6.33)%   to    (5.66)%

COLUMBIA ACORN FUND
    2019        24.65%    to    26.21%
    2018        (6.41)%   to    (5.22)%
    2017        23.37%    to    24.91%
    2016         8.69%    to    10.06%
    2015        (3.10)%   to    (1.88)%

CRM MID CAP VALUE FUND
    2019        23.03%    to    24.58%
    2018        (8.24)%   to    (7.08)%
    2017        17.58%    to    19.06%
    2016        14.57%    to    15.61%
    2015        (3.80)%   to    (2.93)%

COLUMBIA DISCIPLINED SMALL CORE FUND
    2019        19.26%    to    20.16%
    2018       (18.98)%   to   (18.37)%
    2017         5.05%    to     5.84%
    2016        14.73%    to    15.59%
    2015        (8.68)%   to    (7.97)%

CALAMOS INTERNATIONAL GROWTH FUND
    2019        27.71%    to    27.71%
    2018       (22.06)%   to   (22.06)%
    2017        37.47%    to    37.47%
    2016        (7.33)%   to    (7.33)%
    2015         1.51%    to     1.51%

DAVIS FINANCIAL FUND
    2019        24.74%    to    25.68%
    2018       (12.88)%   to   (12.22)%
    2017        17.79%    to    18.67%
    2016        13.61%    to    14.47%
    2015         0.48%    to     1.27%

--------------------------------------------------------------------------------
                                   SA-415

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

DAVIS NEW YORK VENTURE FUND
    2019        201,073  $29.19   to   $ 90.19  $  5,864,390    --     to    1.25%   1.55%    to   1.59%
    2018        212,964   22.58   to     68.89     4,818,902    --     to    1.25%   0.52%    to   0.54%
    2017        237,543   26.28   to     79.20     6,230,416    --     to    1.25%   0.26%    to   0.26%
    2016        289,284   21.79   to     64.84     6,202,348    --     to    1.25%   0.70%    to   0.81%
    2015        304,868   19.65   to     57.76     5,888,445    --     to    1.25%   0.70%    to   0.80%

DAVIS OPPORTUNITY FUND
    2019          7,972   21.23   to     22.55       169,393  0.50%    to    1.25%   0.40%    to   0.42%
    2018          8,027   17.00   to     18.20       136,827  0.50%    to    1.25%     --     to     --
    2017          7,439   19.76   to     21.31       154,506  0.50%    to    1.25%   0.10%    to   0.11%
    2016         11,491   16.13   to     17.53       188,395  0.50%    to    1.25%     --     to     --
    2015         10,107   14.07   to     15.40       145,261  0.50%    to    1.25%     --     to     --

DELAWARE DIVERSIFIED INCOME FUND
    2019            829   11.67   to     11.85         9,682  1.05%    to    1.25%   3.26%    to   3.29%
    2018         21,744   10.66   to     11.24       243,939  0.50%    to    1.25%   3.71%    to   3.75%
    2017         30,030   11.05   to     11.55       346,628  0.50%    to    1.25%   3.51%    to   3.52%
    2016         17,875   10.63   to     11.03       193,250  0.50%    to    1.25%   3.15%    to   3.24%
    2015         11,002   10.39   to     10.70       116,196  0.50%    to    1.25%   3.36%    to   3.41%

DELAWARE EXTENDED DURATION BOND FUND
    2019            767   15.33   to     16.01        11,929  0.50%    to    1.05%   1.50%    to   3.54%
    2018          1,866   12.45   to     12.80        23,632  0.85%    to    1.25%   3.82%    to   3.83%
    2017          2,100   13.72   to     14.06        29,255  0.85%    to    1.25%   3.45%    to   3.49%
    2016          2,814   12.40   to     12.64        34,974  0.85%    to    1.25%   3.42%    to   3.44%
    2015            300   11.70   to     11.89         3,538  0.85%    to    1.25%   3.99%    to   3.99%

DREYFUS BOND MARKET INDEX FUND
    2019        900,400   12.90   to     14.93    13,011,187    --     to    1.25%   1.51%    to   2.57%
    2018        936,569   10.02   to     12.08    12,517,243    --     to    1.25%   2.52%    to   2.53%
    2017      1,002,698   10.31   to     12.27    13,447,953    --     to    1.25%   2.21%    to   2.21%
    2016        888,308   12.05   to     13.43    11,557,084    --     to    1.25%   2.13%    to   2.15%
    2015        596,861   11.95   to     13.15     7,594,170    --     to    1.25%   2.17%    to   2.18%

DREYFUS VIF APPRECIATION PORTFOLIO
    2019            850   27.76   to     27.76        23,608  0.70%    to    0.70%   1.18%    to   1.18%
    2018          1,208   20.54   to     20.54        24,806  0.70%    to    0.70%   1.25%    to   1.25%
    2017          1,050   22.21   to     22.21        23,315  0.70%    to    0.70%   1.35%    to   1.35%
    2016            987   17.56   to     17.56        17,332  0.70%    to    0.70%   1.91%    to   1.91%
    2015          1,467   16.39   to     16.39        24,048  0.70%    to    0.70%   1.74%    to   1.74%

DREYFUS INTERNATIONAL STOCK INDEX FUND
    2019         24,805   16.23   to     16.23       402,574    --     to    0.00%   2.74%    to   2.74%
    2018         29,034   13.36   to     13.36       387,971    --     to    0.00%   2.13%    to   2.13%
    2017         33,092   15.52   to     15.52       513,677    --     to      --    2.29%    to   2.29%
    2016         32,877   12.47   to     12.47       410,030    --     to      --    2.43%    to   2.43%
    2015         45,269   12.35   to     12.35       559,100    --     to      --    2.14%    to   2.14%

DREYFUS MIDCAP INDEX FUND
    2019        291,002   28.46   to     95.40    16,995,181    --     to    1.25%     --     to   1.17%
    2018        340,175   22.95   to     75.98    16,010,996    --     to    1.25%   1.09%    to   1.23%
    2017        359,401   26.26   to     85.85    17,974,522    --     to    1.25%   0.96%    to   1.00%
    2016        327,098   22.99   to     74.21    13,658,871    --     to    1.25%   1.11%    to   1.41%
    2015        273,589   19.36   to     61.73     8,409,180    --     to    1.25%   0.80%    to   2.34%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

DAVIS NEW YORK VENTURE FUND
    2019        29.28%    to    30.91%
    2018       (14.10)%   to   (13.01)%
    2017        20.64%    to    22.15%
    2016        10.86%    to    12.25%
    2015         1.67%    to     2.98%

DAVIS OPPORTUNITY FUND
    2019        23.93%    to    24.86%
    2018       (14.58)%   to   (13.94)%
    2017        21.57%    to    22.48%
    2016        13.84%    to    14.69%
    2015         3.61%    to     4.42%

DELAWARE DIVERSIFIED INCOME FUND
    2019         5.49%    to     9.39%
    2018        (3.46)%   to    (2.73)%
    2017         3.96%    to     4.74%
    2016         2.28%    to     3.04%
    2015        (2.35)%   to    (1.62)%

DELAWARE EXTENDED DURATION BOND FUND
    2019        23.13%    to    25.10%
    2018        (9.30)%   to    (8.93)%
    2017        10.73%    to    11.17%
    2016         5.91%    to     6.33%
    2015        (5.92)%   to    (5.55)%

DREYFUS BOND MARKET INDEX FUND
    2019         6.79%    to    48.95%
    2018        (2.81)%   to    (1.54)%
    2017         0.78%    to     1.82%
    2016         0.82%    to     2.08%
    2015        (1.23)%   to     0.03%

DREYFUS VIF APPRECIATION PORTFOLIO
    2019        35.15%    to    35.15%
    2018        (7.51)%   to    (7.51)%
    2017        26.45%    to    26.45%
    2016         7.15%    to     7.15%
    2015        (3.13)%   to    (3.13)%

DREYFUS INTERNATIONAL STOCK INDEX FUND
    2019        21.46%    to    21.46%
    2018       (13.92)%   to   (13.92)%
    2017        24.46%    to    24.46%
    2016         0.98%    to     0.98%
    2015        (1.20)%   to    (1.20)%

DREYFUS MIDCAP INDEX FUND
    2019        24.00%    to    25.56%
    2018       (12.60)%   to   (11.50)%
    2017        14.25%    to    15.68%
    2016        18.74%    to    20.23%
    2015        (3.83)%   to    (2.62)%

--------------------------------------------------------------------------------
                                   SA-416

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

DREYFUS SMALLCAP STOCK INDEX FUND
    2019        244,002  $28.36   to   $ 72.58  $ 12,951,414    --     to    1.25%   1.09%    to   1.13%
    2018        263,715   23.49   to     59.35    11,521,099    --     to    1.25%   0.81%    to   0.91%
    2017        252,255   26.10   to     65.14    11,862,227    --     to    1.25%   0.99%    to   0.99%
    2016        222,769   23.51   to     57.95     8,799,272    --     to    1.25%   1.06%    to   1.49%
    2015        164,227   18.92   to     46.05     4,293,681    --     to    1.25%   0.73%    to   2.11%

DREYFUS VIF GROWTH AND INCOME PORTFOLIO
    2019             --   20.62   to     25.18            --  0.70%    to    0.70%   0.50%    to   0.50%
    2018            673   21.12   to     21.12        14,212  0.70%    to    0.70%   0.77%    to   0.77%
    2017          1,095   22.32   to     22.32        24,430  0.70%    to    0.70%   0.74%    to   0.74%
    2016          1,165   18.77   to     18.77        21,870  0.70%    to    0.70%   1.34%    to   1.34%
    2015            253   17.18   to     17.18         4,344  0.70%    to    0.70%   0.88%    to   0.88%

DREYFUS VIF QUALITY BOND PORTFOLIO FUND
    2019          4,996   14.82   to     14.82        74,053  0.70%    to    0.70%   1.90%    to   1.90%
    2018          4,598   13.81   to     13.81        63,524  0.70%    to    0.70%   2.75%    to   2.75%
    2017          4,549   14.27   to     14.27        64,944  0.70%    to    0.70%   2.13%    to   2.13%
    2016          6,195   13.76   to     13.76        85,226  0.70%    to    0.70%   1.78%    to   1.78%
    2015          6,580   13.65   to     13.65        89,786  0.70%    to    0.70%   2.02%    to   2.02%

THE DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.
    2019            194   28.38   to     28.38         5,504  0.70%    to    0.70%   1.43%    to   1.43%
    2018            194   21.27   to     21.27         4,125  0.70%    to    0.70%   1.74%    to   1.74%
    2017            194   22.41   to     22.41         4,345  0.70%    to    0.70%   0.91%    to   0.91%
    2016            104   19.57   to     19.57         2,042  0.70%    to    0.70%     --     to     --
    2015            623   17.85   to     17.85        11,119  0.70%    to    0.70%   1.57%    to   1.57%

DREYFUS S&P 500 INDEX FUND
    2019      1,029,503   24.49   to     28.34    28,100,875    --     to    1.25%     --     to   1.64%
    2018      1,140,840   43.97   to     18.95    23,913,907    --     to    1.25%   1.39%    to   1.57%
    2017      1,161,273   54.05   to     20.17    25,518,768    --     to    1.25%   1.43%    to   1.63%
    2016      1,053,963   16.85   to     18.77    19,078,126    --     to    1.25%   1.92%    to   2.27%
    2015        827,325   15.32   to     16.86    13,438,446    --     to    1.25%   1.36%    to   2.36%

EATON VANCE LARGE-CAP VALUE FUND
    2019        368,737   20.15   to     22.01     7,516,849    --     to    1.25%   1.26%    to   1.28%
    2018        409,157   15.53   to     17.17     6,426,230    --     to    1.25%   1.21%    to   1.22%
    2017        462,163   16.66   to     18.66     7,782,999    --     to    1.25%   1.26%    to   1.26%
    2016        548,027   14.51   to     16.46     8,028,187    --     to    1.25%   1.41%    to   1.43%
    2015        784,694   13.25   to     15.21    10,469,706    --     to    1.25%   1.39%    to   1.41%

EATON VANCE DIVIDEND BUILDER FUND
    2019         74,371   21.68   to     26.65     1,578,432    --     to    1.25%   1.82%    to   1.84%
    2018         79,447   16.54   to     20.58     1,297,935    --     to    1.25%   1.80%    to   1.81%
    2017         89,028   17.48   to     22.03     1,532,454    --     to    1.25%     --     to   1.84%
    2016         92,958   13.66   to     18.76     1,329,544  0.35%    to    1.25%   1.95%    to   1.97%
    2015         96,988   12.55   to     17.40     1,274,124  0.35%    to    1.25%   1.65%    to   1.68%

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
    2019         24,248   35.89   to     36.42       869,189  0.35%    to    1.25%   0.59%    to   0.65%
    2018         22,716   28.84   to     29.01       656,255  0.35%    to    1.25%   0.31%    to   0.36%
    2017         28,062   27.47   to     27.56       774,782  0.35%    to    1.25%     --     to     --
    2016         29,781   23.72   to     24.01       705,620  0.35%    to    1.25%     --     to     --
    2015         32,937   27.96   to     28.56       906,090  0.35%    to    1.25%     --     to     --

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

DREYFUS SMALLCAP STOCK INDEX FUND
    2019        20.77%    to    22.29%
    2018       (10.02)%   to    (8.88)%
    2017        11.01%    to    12.41%
    2016        24.28%    to    25.84%
    2015        (3.43)%   to    (2.23)%

DREYFUS VIF GROWTH AND INCOME PORTFOLIO
    2019           --     to       --
    2018        (5.35)%   to    (5.35)%
    2017        18.88%    to    18.88%
    2016         9.27%    to     9.27%
    2015         0.88%    to     0.88%

DREYFUS VIF QUALITY BOND PORTFOLIO FUND
    2019         7.30%    to     7.30%
    2018        (3.23)%   to    (3.23)%
    2017         3.77%    to     3.77%
    2016         0.81%    to     0.81%
    2015        (2.32)%   to    (2.32)%

THE DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.
    2019        33.42%    to    33.42%
    2018        (5.07)%   to    (5.07)%
    2017        14.53%    to    14.53%
    2016         9.61%    to     9.61%
    2015        (3.87)%   to    (3.87)%

DREYFUS S&P 500 INDEX FUND
    2019       (35.55)%   to    29.24%
    2018       (18.65)%   to    (6.06)%
    2017        11.05%    to    19.75%
    2016         9.97%    to    11.35%
    2015        (0.32)%   to     0.91%

EATON VANCE LARGE-CAP VALUE FUND
    2019        28.18%    to    29.79%
    2018        (7.99)%   to    (6.83)%
    2017        13.38%    to    14.81%
    2016         8.21%    to     9.56%
    2015        (2.29)%   to    (1.07)%

EATON VANCE DIVIDEND BUILDER FUND
    2019        29.46%    to    31.09%
    2018        (6.58)%   to    (5.40)%
    2017        17.42%    to    18.89%
    2016         7.86%    to     8.83%
    2015         1.62%    to     2.51%

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
    2019        24.43%    to    25.55%
    2018         4.65%    to     5.61%
    2017        14.80%    to    15.83%
    2016       (15.94)%   to   (15.19)%
    2015         7.05%    to     8.00%

--------------------------------------------------------------------------------
                                   SA-417

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

EATON VANCE INCOME FUND OF BOSTON
    2019        118,694  $19.57   to   $ 20.75  $  2,316,742    --     to    1.25%   3.16%    to   5.70%
    2018        134,574    5.28   to     17.49     2,327,515    --     to    1.25%   5.18%    to   5.67%
    2017        162,189   18.22   to     18.84     2,900,627    --     to    1.25%   2.49%    to   5.47%
    2016        147,895   16.94   to     17.41     2,493,513  0.50%    to    1.25%   5.97%    to   5.97%
    2015        143,698   15.11   to     15.64     2,168,970  0.50%    to    1.25%   6.05%    to   6.11%

EATON VANCE BALANCED FUND
    2019          5,249   29.67   to     32.18       157,122  0.50%    to    1.25%   1.37%    to   1.37%
    2018          5,248   24.30   to     26.16       129,719  0.50%    to    1.25%   1.61%    to   1.62%
    2017          4,227   25.48   to     27.22       109,336  0.50%    to    1.25%   1.58%    to   1.60%
    2016          2,447   22.73   to     24.10        56,667  0.50%    to    1.25%   1.49%    to   1.51%
    2015          1,391   22.00   to     22.00        31,265  1.25%    to    1.25%   1.51%    to   1.51%

EATON VANCE ATLANTA CAPITAL SMID-CAP FUND
    2019         30,865   27.36   to     30.23       906,231    --     to    1.25%     --     to     --
    2018         45,537   20.66   to     22.54       992,208    --     to    1.25%     --     to     --
    2017         41,633   22.16   to     23.87       965,743    --     to    1.25%     --     to     --
    2016         47,179   18.03   to     19.18       882,156    --     to    1.25%     --     to     --
    2015         31,468   16.45   to     16.95       527,058  0.50%    to    1.25%     --     to     --

WELLS FARGO ASSET ALLOCATION FUND
    2019          9,608   15.81   to     16.20       150,961  0.35%    to    1.25%   0.43%    to   0.43%
    2018         11,830   13.25   to     13.70       159,847  0.35%    to    1.25%   0.30%    to   0.46%
    2017         14,667   14.70   to     15.34       220,921  0.35%    to    1.25%   1.03%    to   1.83%
    2016         14,691   12.85   to     13.53       194,505  0.35%    to    1.25%   1.65%    to   2.21%
    2015         23,270   12.32   to     13.08       294,976  0.35%    to    1.25%   2.26%    to   3.09%

WELLS FARGO EMERGING MARKETS EQUITY FUND
    2019         81,529   26.46   to     30.29     2,221,654    --     to    1.25%   0.68%    to   0.71%
    2018         87,456   21.00   to     23.74     1,884,886    --     to    1.25%   0.24%    to   0.32%
    2017        103,481   25.34   to     28.29     2,684,537    --     to    1.25%   0.15%    to   0.20%
    2016        130,894   19.09   to     21.05     2,559,745    --     to    1.25%   0.66%    to   0.70%
    2015        121,826   17.31   to     18.85     2,155,229    --     to    1.25%   0.52%    to   0.54%

WELLS FARGO UTILITY & TELECOMMUNICATIONS FUND
    2019            349   34.14   to     37.03        12,217  0.50%    to    1.25%   1.40%    to   1.48%
    2018            436   27.11   to     29.19        12,041  0.50%    to    1.25%   1.65%    to   1.88%
    2017            400   26.59   to     28.41        10,782  0.50%    to    1.25%   1.53%    to   1.98%
    2016            780   23.69   to     25.12        18,574  0.50%    to    1.25%   1.11%    to   1.31%
    2015            944   21.30   to     22.42        20,177  0.50%    to    1.25%   1.86%    to   1.91%

ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
    2019        130,952   35.00   to     43.09     4,991,827  0.35%    to    1.25%     --     to     --
    2018        141,802   26.38   to     32.77     3,999,893  0.35%    to    1.25%     --     to     --
    2017        139,300   26.71   to     33.48     4,016,844  0.35%    to    1.25%     --     to     --
    2016        148,891   20.46   to     25.87     3,400,002  0.35%    to    1.25%     --     to     --
    2015        145,602   20.70   to     26.08     3,244,553    --     to    1.25%     --     to     --

ALGER MID CAP GROWTH INSTITUTIONAL FUND
    2019         69,472   21.65   to     25.37     1,509,906    --     to    1.25%     --     to     --
    2018         70,603   16.68   to     19.79     1,184,066    --     to    1.25%     --     to     --
    2017         78,097   18.08   to     21.74     1,430,934    --     to    1.25%     --     to     --
    2016         80,951   13.36   to     16.99     1,141,624  0.35%    to    1.25%     --     to     --
    2015         93,909   13.22   to     16.96     1,309,487  0.35%    to    1.25%     --     to     --

                      TOTAL RETURN
                     RATIO LOWEST TO
SUB-ACCOUNT            HIGHEST***
------------  ---------------------------

EATON VANCE INCOME FUND OF BOSTON
    2019        11.89%    to    292.94%
    2018       (71.98)%   to     (4.02)%
    2017         4.69%    to      6.01%
    2016        11.28%    to     12.11%
    2015        (3.25)%   to     (2.51)%

EATON VANCE BALANCED FUND
    2019        22.10%    to     23.02%
    2018        (4.63)%   to     (3.91)%
    2017        12.12%    to     12.96%
    2016         3.31%    to      4.08%
    2015         1.37%    to      1.37%

EATON VANCE ATLANTA CAPITAL SMID-CAP FUND
    2019        32.44%    to     34.10%
    2018        (6.75)%   to     (5.57)%
    2017        22.88%    to     24.42%
    2016         9.58%    to     10.96%
    2015         8.11%    to      8.94%

WELLS FARGO ASSET ALLOCATION FUND
    2019        18.28%    to     19.35%
    2018       (10.71)%   to     (9.90)%
    2017        13.38%    to     14.40%
    2016         3.39%    to      4.32%
    2015        (6.20)%   to     (5.37)%

WELLS FARGO EMERGING MARKETS EQUITY FUND
    2019        25.99%    to     27.57%
    2018       (17.14)%   to    (16.09)%
    2017        32.75%    to     34.42%
    2016        10.27%    to     11.65%
    2015       (14.47)%   to    (13.40)%

WELLS FARGO UTILITY & TELECOMMUNICATIONS FUND
    2019        25.91%    to     26.86%
    2018         1.96%    to      2.74%
    2017        12.25%    to     13.09%
    2016        11.21%    to     12.05%
    2015        (9.24)%   to     (8.53)%

ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
    2019        31.47%    to     32.65%
    2018        (2.11)%   to     (1.22)%
    2017        29.39%    to     30.56%
    2016        (0.78)%   to      0.11%
    2015         4.91%    to      6.26%

ALGER MID CAP GROWTH INSTITUTIONAL FUND
    2019        28.19%    to     29.80%
    2018        (8.94)%   to     (7.79)%
    2017        27.95%    to     29.55%
    2016         0.18%    to      1.08%
    2015        (2.59)%   to     (1.73)%

--------------------------------------------------------------------------------
                                   SA-418

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
    2019         16,034  $22.40   to   $ 25.10  $    387,980  0.35%    to    1.25%   0.11%    to   0.13%
    2018         15,677   17.48   to     19.41       294,674  0.35%    to    1.25%     --     to     --
    2017         14,684   17.69   to     19.47       277,152  0.35%    to    1.25%     --     to     --
    2016         17,617   13.95   to     15.21       258,430  0.35%    to    1.25%     --     to     --
    2015         19,275   13.18   to     14.25       265,833  0.35%    to    1.25%     --     to     --

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
    2019          4,549   28.53   to     30.26       133,949  0.65%    to    1.25%     --     to     --
    2018         16,885   21.65   to     24.18       400,599    --     to    1.25%     --     to     --
    2017         16,238   24.13   to     26.61       424,681    --     to    1.25%     --     to     --
    2016         18,519   19.63   to     21.38       390,159    --     to    1.25%     --     to     --
    2015         18,217   19.65   to     21.14       378,382    --     to    1.25%     --     to     --

NUVEEN SMALL CAP SELECT FUND
    2019            604   25.12   to     26.38        15,260  0.75%    to    1.25%   0.13%    to   0.16%
    2018          1,895   19.77   to     20.66        37,520  0.75%    to    1.25%   0.03%    to   0.17%
    2017            143   22.54   to     23.63         3,230  0.65%    to    1.25%     --     to     --
    2016          2,126   20.80   to     21.67        45,482  0.65%    to    1.25%   0.07%    to   0.09%
    2015          1,610   17.36   to     17.98        28,716  0.65%    to    1.25%     --     to     --

NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND+
    2019             --      --   to        --            --  0.85%    to    0.85%     --     to     --
    2018             --      --   to        --            --  0.85%    to    0.85%     --     to     --
    2017          1,746   16.89   to     16.89        29,505  0.85%    to    0.85%   1.46%    to   1.46%
    2016          1,377   14.23   to     14.23        19,594  0.85%    to    0.85%   1.66%    to   1.66%
    2015            966   12.86   to     12.86        12,429  0.85%    to    0.85%   1.67%    to   1.67%

FIDELITY ADVISOR EQUITY GROWTH FUND
    2019         16,281   27.97   to     31.96       460,262  0.50%    to    1.25%     --     to     --
    2018         15,451   21.10   to     24.29       327,738  0.50%    to    1.25%     --     to     --
    2017         12,821   21.33   to     24.74       275,456  0.50%    to    1.25%     --     to     --
    2016         11,179   15.94   to     18.62       179,232  0.50%    to    1.25%     --     to     --
    2015         14,134   16.01   to     18.84       228,451  0.50%    to    1.25%     --     to     --

FIDELITY ADVISOR VALUE STRATEGIES FUND
    2019          6,000   35.20   to     35.20       211,196  0.35%    to    0.35%   1.04%    to   1.04%
    2018          6,688   26.38   to     26.38       176,442  0.35%    to    0.35%   0.51%    to   0.51%
    2017          7,929   32.22   to     32.22       255,511  0.35%    to    0.35%   1.13%    to   1.13%
    2016          8,138   27.27   to     27.27       221,903  0.35%    to    0.35%   1.15%    to   1.15%
    2015          8,365   24.72   to     24.72       206,777  0.35%    to    0.35%   0.55%    to   0.55%

FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND
    2019         97,497   17.13   to     20.07     1,776,839    --     to    1.25%     --     to     --
    2018         98,986   13.43   to     15.54     1,405,882    --     to    1.25%     --     to     --
    2017        107,083   16.25   to     18.56     1,826,257    --     to    1.25%   0.05%    to   0.32%
    2016        195,453   14.06   to     15.86     2,927,612    --     to    1.25%   0.33%    to   0.39%
    2015        216,668   13.08   to     14.57     3,023,657    --     to    1.25%   0.22%    to   0.22%

FEDERATED EQUITY INCOME FUND, INC.
    2019          5,151   19.95   to     21.64       101,042  0.65%    to    1.25%   2.18%    to   2.19%
    2018          4,701   16.66   to     17.96        76,289  0.65%    to    1.25%   1.75%    to   1.76%
    2017          4,234   19.10   to     20.47        78,284  0.65%    to    1.25%   1.61%    to   2.06%
    2016          8,626   16.67   to     17.76       139,004  0.65%    to    1.25%   2.33%    to   2.34%
    2015          8,581   15.41   to     16.32       127,921  0.65%    to    1.25%   1.87%    to   2.09%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
    2019        28.17%    to    29.33%
    2018        (1.23)%   to    (0.33)%
    2017        26.84%    to    27.98%
    2016         5.80%    to     6.76%
    2015        (4.53)%   to    (3.64)%

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
    2019        25.14%    to    31.75%
    2018       (10.27)%   to    (9.13)%
    2017        22.93%    to    24.47%
    2016        (0.09)%   to     1.17%
    2015        (2.21)%   to    (1.00)%

NUVEEN SMALL CAP SELECT FUND
    2019        27.04%    to    27.68%
    2018       (12.31)%   to     4.62%
    2017         8.39%    to     9.04%
    2016        19.81%    to    20.53%
    2015        (3.28)%   to    (2.70)%

NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND+
    2019           --     to       --
    2018           --     to       --
    2017        18.70%    to    18.70%
    2016        10.63%    to    10.63%
    2015        (4.06)%   to    (4.06)%

FIDELITY ADVISOR EQUITY GROWTH FUND
    2019        31.60%    to    32.59%
    2018        (1.85)%   to    (1.11)%
    2017        32.87%    to    33.86%
    2016        (1.17)%   to    (0.43)%
    2015         5.16%    to     6.00%

FIDELITY ADVISOR VALUE STRATEGIES FUND
    2019        33.41%    to    33.41%
    2018       (18.13)%   to   (18.13)%
    2017        18.18%    to    18.18%
    2016        10.31%    to    10.31%
    2015        (3.40)%   to    (3.40)%

FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND
    2019        27.55%    to    29.15%
    2018       (17.31)%   to   (16.26)%
    2017        15.58%    to    17.02%
    2016         7.45%    to     8.80%
    2015        (7.16)%   to    (6.04)%

FEDERATED EQUITY INCOME FUND, INC.
    2019        19.76%    to    20.48%
    2018       (12.79)%   to   (12.27)%
    2017        14.62%    to    15.31%
    2016         8.14%    to     8.79%
    2015        (6.60)%   to    (6.04)%

--------------------------------------------------------------------------------
                                   SA-419

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES FUND
    2019         12,860  $13.01   to   $ 13.39  $    172,611  0.75%    to    1.25%   2.51%    to   2.52%
    2018         14,213   12.44   to     12.75       179,556  0.75%    to    1.25%   2.52%    to   2.53%
    2017         13,767   12.60   to     13.18       175,378  0.50%    to    1.25%   1.29%    to   2.29%
    2016         20,724   12.55   to     12.73       262,340  0.75%    to    1.25%   2.32%    to   2.35%
    2015         20,472   12.53   to     12.64       257,638  0.75%    to    1.25%   2.42%    to   2.55%

FEDERATED MDT MID CAP GROWTH STRATEGIES FUND
    2019          7,941   22.58   to     25.55       211,232  0.50%    to    1.25%     --     to     --
    2018          6,349   17.73   to     20.22       132,273  0.50%    to    1.25%     --     to     --
    2017          5,882   18.42   to     21.16       128,149  0.50%    to    1.25%     --     to     --
    2016          5,438   14.53   to     17.22        94,457  0.75%    to    1.25%   0.05%    to   0.08%
    2015          5,114   13.31   to     15.86        81,820  0.75%    to    1.25%     --     to     --

FEDERATED HIGH INCOME BOND FUND
    2019            411   19.18   to     20.36         8,349  1.05%    to    1.25%   5.40%    to   5.46%
    2018            376   16.95   to     18.03         6,745  1.05%    to    1.25%   5.43%    to   5.47%
    2017            360   17.67   to     18.84         6,756  1.05%    to    1.25%   4.56%    to   5.39%
    2016          3,827   16.76   to     17.90        65,120  1.05%    to    1.25%   2.21%    to   5.07%
    2015            952   14.82   to     15.86        15,099  1.05%    to    1.25%   5.51%    to   5.51%

FEDERATED KAUFMANN FUND
    2019        196,503   25.75   to     31.00     5,383,816  0.35%    to    1.25%     --     to     --
    2018        211,361   19.41   to     23.59     4,384,038  0.35%    to    1.25%     --     to     --
    2017        234,119   18.80   to     23.05     4,713,261  0.35%    to    1.25%     --     to     --
    2016        287,224   14.78   to     18.28     4,612,341  0.35%    to    1.25%     --     to     --
    2015        296,491   14.39   to     17.96     4,637,520  0.35%    to    1.25%     --     to     --

FEDERATED SHORT-TERM INCOME FUND
    2019          8,944   10.42   to     10.42        93,178  0.35%    to    0.35%   2.34%    to   2.34%
    2018          9,199   10.02   to     10.02        92,193  0.35%    to    0.35%   0.37%    to   0.37%
    2017          6,880   13.70   to     13.70        94,263  0.35%    to    0.35%   1.51%    to   1.51%
    2016          7,107   13.53   to     13.53        96,119  0.35%    to    0.35%   1.15%    to   1.15%
    2015          7,304   13.40   to     13.40        97,880  0.35%    to    0.35%   1.02%    to   1.02%

FEDERATED TOTAL RETURN BOND FUND
    2019          5,804   15.01   to     50.47       144,000  0.50%    to    1.25%   2.88%    to   2.89%
    2018          5,921   13.92   to     46.47       131,714  0.50%    to    1.25%   2.89%    to   2.89%
    2017          8,293   14.30   to     47.37       176,329  0.50%    to    1.25%   2.65%    to   2.65%
    2016         13,482   13.95   to     45.85       242,209  0.50%    to    1.25%   2.86%    to   2.87%
    2015         15,592   13.52   to     44.10       286,688  0.50%    to    1.25%   2.86%    to   2.87%

FEDERATED CLOVER SMALL VALUE FUND
    2019          3,089   17.35   to     18.64        57,400  0.35%    to    1.25%   0.00%    to   0.37%
    2018          3,398   14.68   to     15.63        52,989  0.35%    to    1.25%   0.04%    to   0.06%
    2017          4,466   18.21   to     19.21        85,477  0.35%    to    1.25%   0.38%    to   0.76%
    2016          3,517   16.44   to     17.19        60,302  0.35%    to    1.25%   0.63%    to   0.77%
    2015          2,638   13.68   to     14.18        37,387  0.35%    to    1.25%     --     to   0.53%

FEDERATED INTERNATIONAL LEADERS FUND
    2019            310   16.28   to     17.13         5,275  0.75%    to    1.25%   2.52%    to   3.81%
    2018            123   13.01   to     13.63         1,651  0.75%    to    1.25%   2.25%    to   2.50%
    2017            110   16.65   to     17.35         1,876  0.75%    to    1.25%   0.31%    to   0.43%
    2016             98   13.17   to     13.66         1,322  0.75%    to    1.25%   2.50%    to   2.51%
    2015             70   13.74   to     14.18           974  0.75%    to    1.25%   1.46%    to   2.14%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES FUND
    2019         4.54%    to     5.06%
    2018        (1.22)%   to    (0.72)%
    2017         0.38%    to     1.14%
    2016         0.15%    to     0.65%
    2015        (0.63)%   to    (0.12)%

FEDERATED MDT MID CAP GROWTH STRATEGIES FUND
    2019        26.36%    to    27.31%
    2018        (4.47)%   to    (3.75)%
    2017        22.88%    to    23.80%
    2016         8.61%    to     9.15%
    2015        (6.16)%   to    (5.72)%

FEDERATED HIGH INCOME BOND FUND
    2019        12.93%    to    13.15%
    2018        (4.27)%   to    (4.08)%
    2017         5.22%    to     5.43%
    2016        12.90%    to    13.12%
    2015        (4.47)%   to    (4.26)%

FEDERATED KAUFMANN FUND
    2019        31.42%    to    32.61%
    2018         2.33%    to     3.26%
    2017        26.10%    to    27.24%
    2016         1.79%    to     2.71%
    2015         4.64%    to     5.63%

FEDERATED SHORT-TERM INCOME FUND
    2019         3.96%    to     3.96%
    2018       (26.85)%   to   (26.85)%
    2017         1.29%    to     1.29%
    2016         0.93%    to     0.93%
    2015        (0.14)%   to    (0.14)%

FEDERATED TOTAL RETURN BOND FUND
    2019         7.79%    to     8.60%
    2018        (2.63)%   to    (1.90)%
    2017         2.54%    to     3.31%
    2016         3.20%    to     3.97%
    2015        (1.99)%   to    (1.27)%

FEDERATED CLOVER SMALL VALUE FUND
    2019        18.18%    to    19.25%
    2018       (19.39)%   to   (18.65)%
    2017        10.75%    to    11.75%
    2016        20.16%    to    21.24%
    2015        (8.48)%   to    (5.42)%

FEDERATED INTERNATIONAL LEADERS FUND
    2019        25.10%    to    25.73%
    2018       (21.84)%   to   (21.45)%
    2017        26.39%    to    27.02%
    2016        (4.14)%   to    (3.66)%
    2015        (9.18)%   to    (3.43)%

--------------------------------------------------------------------------------
                                   SA-420

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

FIDELITY(R) VIP GROWTH OPPORTUNITIES PORTFOLIO
    2019         17,733  $42.74   to   $ 53.77  $    759,145    --     to    0.70%   0.12%    to   0.16%
    2018         22,749   30.56   to     38.18       696,081    --     to    0.70%   0.12%    to   0.12%
    2017         22,603   27.37   to     33.95       619,288    --     to    0.70%   0.22%    to   0.33%
    2016         19,121   20.49   to     20.49       391,755  0.70%    to    0.70%   0.33%    to   0.33%
    2015         19,524   20.56   to     20.56       401,472  0.70%    to    0.70%   0.18%    to   0.18%

FIDELITY(R) VIP OVERSEAS PORTFOLIO
    2019          7,288   15.83   to     15.83       115,386  0.70%    to    0.70%   1.71%    to   1.71%
    2018          7,757   12.48   to     12.48        96,799  0.70%    to    0.70%   1.62%    to   1.62%
    2017          7,300   14.75   to     14.75       107,696  0.70%    to    0.70%   1.49%    to   1.49%
    2016          6,716   11.40   to     11.40        76,571  0.70%    to    0.70%   1.11%    to   1.11%
    2015          9,499   12.09   to     12.09       114,889  0.70%    to    0.70%   1.43%    to   1.43%

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
    2019          2,447   23.39   to     23.39        57,235  0.70%    to    0.70%   1.72%    to   1.72%
    2018          3,344   17.51   to     17.51        58,555  0.70%    to    0.70%   0.98%    to   0.98%
    2017          3,707   21.33   to     21.33        79,073  0.70%    to    0.70%   1.48%    to   1.48%
    2016          3,614   17.99   to     17.99        65,024  0.70%    to    0.70%   0.99%    to   0.99%
    2015         10,651   16.53   to     16.53       176,061  0.70%    to    0.70%   1.19%    to   1.19%

FIDELITY VIP BALANCED FUND
    2019         58,948   24.80   to     25.66     1,462,003    --     to    0.70%   1.71%    to   1.76%
    2018         66,897   20.06   to     20.61     1,341,879    --     to    0.70%   1.39%    to   1.48%
    2017         74,005   21.09   to     21.52     1,560,776    --     to    0.70%   1.43%    to   1.48%
    2016         76,576   18.24   to     18.24     1,396,766  0.70%    to    0.70%   1.37%    to   1.37%
    2015         86,024   17.12   to     17.12     1,473,104  0.70%    to    0.70%   1.51%    to   1.51%

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
    2019         15,158   25.71   to     25.71       389,704  0.70%    to    0.70%   3.60%    to   3.60%
    2018         16,686   19.91   to     19.91       332,187  0.70%    to    0.70%   0.34%    to   0.34%
    2017         16,283   22.03   to     22.03       358,652  0.70%    to    0.70%   1.22%    to   1.22%
    2016         15,646   18.97   to     18.97       296,880  0.70%    to    0.70%   1.96%    to   1.96%
    2015         13,371   16.46   to     16.46       220,094  0.70%    to    0.70%   2.23%    to   2.23%

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
    2019          3,087   30.56   to     30.56        94,326  0.35%    to    0.35%   1.88%    to   1.88%
    2018          1,433   25.58   to     25.58        36,654  0.35%    to    0.35%   1.31%    to   1.31%
    2017          1,433   27.33   to     27.33        39,163  0.35%    to    0.35%   1.19%    to   1.19%
    2016          3,244   23.59   to     23.59        76,542  0.35%    to    0.35%   0.67%    to   0.67%
    2015          8,585   22.38   to     22.38       192,097  0.35%    to    0.35%   1.57%    to   1.57%

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
    2019         17,226   35.55   to     36.15       622,636  0.35%    to    0.50%   1.72%    to   1.75%
    2018         18,198   28.79   to     29.23       531,853  0.35%    to    0.50%   1.09%    to   1.15%
    2017         22,496   31.90   to     31.47       717,575  0.35%    to    0.50%   1.04%    to   1.14%
    2016         26,187   26.20   to     26.52       694,534  0.35%    to    0.50%   1.18%    to   1.20%
    2015         28,827   23.47   to     25.02       721,231  0.35%    to    1.25%   1.33%    to   1.33%

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
    2019          2,012   27.48   to     27.48        55,291  0.35%    to    0.35%   1.36%    to   1.36%
    2018          3,063   23.38   to     23.38        71,593  0.35%    to    0.35%   1.22%    to   1.22%
    2017          4,631   24.77   to     24.77       114,696  0.35%    to    0.35%   1.29%    to   1.29%
    2016          4,775   21.65   to     21.65       103,384  0.35%    to    0.35%   1.51%    to   1.51%
    2015          3,994   20.58   to     20.58        82,195  0.35%    to    0.35%   1.96%    to   1.96%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

FIDELITY(R) VIP GROWTH OPPORTUNITIES PORTFOLIO
    2019        39.86%    to    40.84%
    2018        11.67%    to    12.46%
    2017        33.58%    to    34.51%
    2016        (0.36)%   to    (0.36)%
    2015         4.86%    to     4.86%

FIDELITY(R) VIP OVERSEAS PORTFOLIO
    2019        26.87%    to    26.87%
    2018       (15.41)%   to   (15.41)%
    2017        29.38%    to    29.38%
    2016        (5.72)%   to    (5.72)%
    2015         2.93%    to     2.93%

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
    2019        33.59%    to    33.59%
    2018       (17.90)%   to   (17.90)%
    2017        18.53%    to    18.53%
    2016         8.86%    to     8.86%
    2015        (3.67)%   to    (3.67)%

FIDELITY VIP BALANCED FUND
    2019        23.64%    to    24.51%
    2018        (4.89)%   to    (4.22)%
    2017        15.62%    to    16.43%
    2016         6.52%    to     6.52%
    2015        (0.09)%   to    (0.09)%

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
    2019        29.15%    to    29.15%
    2018        (9.62)%   to    (9.62)%
    2017        16.08%    to    16.08%
    2016        15.27%    to    15.27%
    2015        (2.94)%   to    (2.94)%

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
    2019        19.46%    to    19.46%
    2018        (6.41)%   to    (6.41)%
    2017        15.85%    to    15.85%
    2016         5.43%    to     5.43%
    2015        (0.82)%   to    (0.82)%

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
    2019        23.49%    to    23.68%
    2018        (8.52)%   to    (8.38)%
    2017        20.09%    to    20.27%
    2016         5.84%    to     6.00%
    2015        (1.76)%   to    (0.87)%

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
    2019        17.56%    to    17.56%
    2018        (5.61)%   to    (5.61)%
    2017        14.40%    to    14.40%
    2016         5.21%    to     5.21%
    2015        (0.83)%   to    (0.83)%

--------------------------------------------------------------------------------
                                   SA-421

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
    2019         12,850  $33.35   to   $ 33.35  $    428,508  0.35%    to    0.35%   1.79%    to   1.79%
    2018         13,520   27.54   to     27.54       372,334  0.35%    to    0.35%   1.22%    to   1.22%
    2017         13,656   29.64   to     29.64       404,822  0.35%    to    0.35%   1.17%    to   1.17%
    2016         19,467   25.30   to     25.30       492,592  0.35%    to    0.35%   0.99%    to   0.99%
    2015         32,312   23.96   to     23.96       774,151  0.35%    to    0.35%   1.91%    to   1.91%

FIDELITY(R) VIP FUNDSMANAGER 70% PORTFOLIO+
    2019             --      --   to        --            --    --     to      --      --     to     --
    2018             --      --   to        --            --    --     to      --      --     to     --
    2017             --      --   to        --            --    --     to      --      --     to     --
    2016             --      --   to        --             2    --     to      --      --     to     --
    2015             32   22.28   to     22.28           725  0.50%    to    0.50%   1.44%    to   1.44%

FIDELITY ADVISOR(R) STOCK SELECTOR ALL CAP FUND
    2019            424   23.59   to     23.59        10,009  1.25%    to    1.25%   0.40%    to   0.40%
    2018            386   18.16   to     18.16         7,016  1.25%    to    1.25%   0.12%    to   0.12%
    2017            258   20.46   to     20.24         5,230  1.05%    to    1.25%     --     to   0.12%
    2016            173   16.45   to     16.45         2,844  1.25%    to    1.25%   0.17%    to   0.17%
    2015            201   15.29   to     15.29         3,075  1.25%    to    1.25%     --     to     --

TEMPLETON GLOBAL OPPORTUNITIES TRUST
    2019             --      --   to        --            --  0.75%    to    1.25%     --     to     --
    2018             --      --   to        --            --  0.75%    to    1.25%     --     to     --
    2017          2,845   27.08   to     25.92        74,355  0.75%    to    1.25%     --     to   1.66%
    2016          2,994   21.50   to     21.84        64,733  1.05%    to    1.25%   1.68%    to   2.63%
    2015          2,530   19.73   to     20.42        50,133  0.75%    to    1.25%   0.55%    to   0.60%

TEMPLETON DEVELOPING MARKETS TRUST
    2019         74,539   13.02   to     16.68     1,050,985  0.35%    to    1.25%   3.67%    to   3.74%
    2018         75,886   10.34   to     13.36       869,892  0.35%    to    1.25%   1.19%    to   1.23%
    2017         78,674   12.38   to     16.14     1,072,618  0.35%    to    1.25%   0.98%    to   1.11%
    2016         86,422    8.50   to     11.66       835,527  0.50%    to    1.25%   1.00%    to   1.32%
    2015        106,515    7.55   to     10.02       877,222  0.35%    to    1.25%   0.24%    to   0.78%

FRANKLIN HIGH INCOME FUND
    2019         38,768   19.31   to     19.51       747,865  0.35%    to    1.25%   5.50%    to   5.57%
    2018         43,405   17.11   to     17.13       737,508  0.35%    to    1.25%   5.57%    to   5.60%
    2017         59,081   17.90   to     18.76     1,063,028    --     to    1.25%   3.14%    to   5.54%
    2016         86,053   16.98   to     17.58     1,469,276    --     to    1.25%   6.15%    to   6.27%
    2015         82,313   14.41   to     14.73     1,188,586    --     to    1.25%   6.26%    to   3.38%

FRANKLIN STRATEGIC INCOME FUND
    2019        152,240   16.27   to     16.78     2,494,921  0.35%    to    1.25%   4.46%    to   4.47%
    2018        168,930   15.23   to     15.57     2,568,622  0.35%    to    1.25%   4.11%    to   4.16%
    2017        193,468   15.60   to     15.72     3,030,841  0.15%    to    1.25%     --     to   2.23%
    2016        250,326   15.23   to     15.29     3,760,580  0.35%    to    1.25%   2.52%    to   2.54%
    2015        259,612   13.86   to     14.28     3,638,893  0.15%    to    1.25%   4.19%    to   4.56%

TEMPLETON GLOBAL BOND FUND
    2019        273,906   17.76   to     18.68     4,918,022    --     to    1.25%   3.40%    to   5.88%
    2018        309,258   11.30   to     17.87     5,552,859    --     to    1.25%   6.14%    to   6.89%
    2017        352,943   11.89   to     17.87     6,280,831    --     to    1.25%   3.19%    to   3.45%
    2016        349,640   17.68   to     17.90     6,086,460    --     to    1.25%   2.45%    to   2.46%
    2015        362,018   16.85   to     16.86     5,965,039    --     to    1.25%   2.98%    to   3.52%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
    2019        21.09%    to    21.09%
    2018        (7.10)%   to    (7.10)%
    2017        17.16%    to    17.16%
    2016         5.61%    to     5.61%
    2015        (0.84)%   to    (0.84)%

FIDELITY(R) VIP FUNDSMANAGER 70% PORTFOLIO+
    2019           --     to       --
    2018           --     to       --
    2017           --     to       --
    2016           --     to       --
    2015        (0.20)%   to    (0.20)%

FIDELITY ADVISOR(R) STOCK SELECTOR ALL CAP FUND
    2019        29.89%    to    29.89%
    2018       (10.27)%   to   (10.27)%
    2017        23.01%    to    23.25%
    2016         7.61%    to     7.61%
    2015        (1.87)%   to    (1.87)%

TEMPLETON GLOBAL OPPORTUNITIES TRUST
    2019           --     to       --
    2018           --     to       --
    2017        20.53%    to    21.13%
    2016         8.96%    to     9.18%
    2015        (8.89)%   to    (8.44)%

TEMPLETON DEVELOPING MARKETS TRUST
    2019        24.82%    to    25.95%
    2018       (17.25)%   to   (16.49)%
    2017        38.47%    to    39.72%
    2016        16.38%    to    17.25%
    2015       (20.68)%   to   (19.96)%

FRANKLIN HIGH INCOME FUND
    2019        12.86%    to    13.88%
    2018        (4.40)%   to    (3.53)%
    2017         5.41%    to     6.73%
    2016        17.84%    to    19.32%
    2015       (11.82)%   to   (10.71)%

FRANKLIN STRATEGIC INCOME FUND
    2019         6.82%    to     7.79%
    2018        (3.10)%   to    (2.22)%
    2017         3.21%    to     4.35%
    2016         6.64%    to     7.60%
    2015        (5.47)%   to    (4.38)%

TEMPLETON GLOBAL BOND FUND
    2019        (0.62)%   to    65.27%
    2018        (4.96)%   to     0.00%
    2017        (0.92)%   to     1.09%
    2016         4.91%    to     6.22%
    2015        (5.42)%   to    (4.23)%

--------------------------------------------------------------------------------
                                   SA-422

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

FRANKLIN U.S. GOVERNMENT SECURITIES FUND
    2019         37,778  $13.38   to   $ 14.24  $    508,827  0.50%    to    1.25%   2.91%    to   2.93%
    2018         39,632   12.85   to     13.57       511,873  0.50%    to    1.25%   3.12%    to   3.13%
    2017         43,213   12.98   to     13.60       564,008  0.50%    to    1.25%   3.00%    to   3.02%
    2016         44,637   13.04   to     13.57       585,763  0.50%    to    1.25%   3.06%    to   3.06%
    2015         40,229   13.12   to     13.54       530,459  0.50%    to    1.25%   3.22%    to   3.24%

FRANKLIN SMALL CAP VALUE FUND
    2019        106,100   28.53   to     48.81     3,017,390    --     to    1.25%   1.24%    to   1.24%
    2018        109,634   22.92   to     41.20     2,509,657    --     to    1.25%   0.76%    to   0.78%
    2017        117,557   26.59   to     55.84     3,073,501    --     to    1.25%   0.73%    to   0.75%
    2016        131,812   24.33   to     54.97     3,164,085    --     to    1.25%   0.25%    to   0.25%
    2015        118,980   19.01   to     44.52     2,218,978    --     to    1.25%   0.54%    to   0.56%

FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
    2019        570,715   18.52   to     20.78    10,025,421    --     to    1.25%   1.17%    to   2.01%
    2018        693,884   14.89   to     16.92     9,924,036    --     to    1.25%   1.32%    to   1.91%
    2017        737,045   16.73   to     19.25    11,964,540    --     to    1.25%   1.57%    to   2.27%
    2016        828,302   15.27   to     17.79    12,374,319    --     to    1.25%   1.82%    to   1.85%
    2015        874,786   13.57   to     16.00    11,657,505    --     to    1.25%   1.32%    to   1.49%

TEMPLETON GROWTH FUND, INC.+
    2019         95,106   17.81   to     41.97     1,599,414    --     to    1.25%   1.98%    to   2.09%
    2018         97,180   15.70   to     36.55     1,434,406    --     to    1.25%   1.67%    to   1.82%
    2017         97,776   18.61   to     42.77     1,750,344    --     to    1.25%   1.81%    to   1.88%
    2016        119,356   16.00   to     36.31     1,798,969    --     to    1.25%   0.89%    to   1.52%
    2015        143,194   14.85   to     33.29     2,016,886    --     to    1.25%   1.32%    to   1.32%

FRANKLIN INCOME FUND
    2019        388,568   17.97   to     18.82     6,865,083  0.35%    to    1.25%   5.24%    to   5.24%
    2018        408,341   15.58   to     16.46     6,300,588  0.35%    to    1.25%   5.19%    to   5.20%
    2017        525,920   16.51   to     17.60     8,624,130  0.35%    to    1.25%   5.08%    to   5.16%
    2016        601,377   15.28   to     16.44     9,098,809  0.35%    to    1.25%   5.52%    to   5.53%
    2015        602,058   13.19   to     14.31     7,899,380  0.35%    to    1.25%   5.21%    to   5.23%

FRANKLIN GROWTH FUND
    2019        536,630   31.00   to     32.64    16,729,432    --     to    1.25%   0.40%    to   0.40%
    2018        606,619   23.45   to     25.00    14,304,307    --     to    1.25%   0.41%    to   0.44%
    2017        610,478   24.28   to     26.21    14,934,291    --     to    1.25%   0.39%    to   0.44%
    2016        578,915   19.14   to     20.92    11,174,173    --     to    1.25%   0.50%    to   0.53%
    2015        555,159   17.66   to     19.54     9,915,019    --     to    1.25%   0.62%    to   1.88%

FRANKLIN TOTAL RETURN FUND
    2019         23,603   15.02   to     15.64       353,680  0.50%    to    1.25%   3.62%    to   3.63%
    2018         24,958   13.94   to     14.41       347,102  0.50%    to    1.25%   2.73%    to   2.75%
    2017         29,573   14.38   to     14.75       424,849  0.50%    to    1.25%   1.94%    to   2.15%
    2016         29,892   14.06   to     14.32       421,955  0.50%    to    1.25%   1.74%    to   1.77%
    2015         24,917   13.85   to     13.99       345,445  0.50%    to    1.25%   3.20%    to   4.02%

FRANKLIN BALANCE SHEET INVESTMENT FUND
    2019         56,715   31.35   to     34.06     1,926,084  0.35%    to    0.85%     --     to     --
    2018         66,465   25.40   to     27.46     1,820,670  0.35%    to    0.85%   1.10%    to   1.12%
    2017         76,022   27.28   to     31.47     2,387,317  0.35%    to    1.25%   0.23%    to   1.06%
    2016         88,907   24.57   to     28.09     2,492,283  0.35%    to    1.25%   0.46%    to   0.53%
    2015        114,319   20.65   to     23.40     2,671,468  0.35%    to    1.25%   0.63%    to   0.68%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

FRANKLIN U.S. GOVERNMENT SECURITIES FUND
    2019         4.11%    to     4.90%
    2018        (0.97)%   to    (0.22)%
    2017        (0.50)%   to     0.25%
    2016        (0.57)%   to     0.17%
    2015        (0.33)%   to     0.40%

FRANKLIN SMALL CAP VALUE FUND
    2019        18.47%    to    24.47%
    2018       (26.22)%   to   (13.77)%
    2017         1.58%    to     9.26%
    2016        23.47%    to    27.99%
    2015       (17.54)%   to    (8.99)%

FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
    2019        22.82%    to    24.37%
    2018       (12.11)%   to   (10.99)%
    2017         8.21%    to     9.57%
    2016        11.16%    to    12.56%
    2015        (4.82)%   to    (3.64)%

TEMPLETON GROWTH FUND, INC.+
    2019        13.40%    to    14.83%
    2018       (15.61)%   to   (14.54)%
    2017        16.34%    to    17.80%
    2016         7.71%    to     9.06%
    2015        (7.65)%   to    (6.46)%

FRANKLIN INCOME FUND
    2019        14.31%    to    15.34%
    2018        (6.48)%   to    (5.63)%
    2017         7.07%    to     8.04%
    2016        14.85%    to    15.88%
    2015        (8.94)%   to    (8.11)%

FRANKLIN GROWTH FUND
    2019        30.53%    to    32.17%
    2018        (4.59)%   to    (3.39)%
    2017        25.25%    to    26.82%
    2016         7.07%    to     8.41%
    2015         0.68%    to     1.94%

FRANKLIN TOTAL RETURN FUND
    2019         7.75%    to     8.56%
    2018        (3.04)%   to    (2.30)%
    2017         2.25%    to     3.02%
    2016         1.53%    to     2.29%
    2015        (2.79)%   to    (2.07)%

FRANKLIN BALANCE SHEET INVESTMENT FUND
    2019        23.43%    to    24.05%
    2018       (13.19)%   to   (12.76)%
    2017        11.04%    to    12.04%
    2016        18.96%    to    20.03%
    2015       (10.55)%   to    (9.75)%

--------------------------------------------------------------------------------
                                   SA-423

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

FRANKLIN MUTUAL BEACON FUND
    2019         51,218  $19.07   to   $ 19.48  $    974,765  0.35%    to    1.25%   1.97%    to   2.10%
    2018         53,197   15.49   to     15.67       816,737  0.35%    to    1.25%   1.45%    to   1.67%
    2017         54,853   17.14   to     17.19       929,584  0.35%    to    1.25%   1.20%    to   1.60%
    2016         80,346   15.12   to     15.21     1,172,925  0.35%    to    1.25%   2.09%    to   2.42%
    2015         86,904   13.10   to     13.30     1,097,728  0.35%    to    1.25%   1.70%    to   1.83%

FRANKLIN MUTUAL SHARES FUND
    2019        175,383   16.80   to     25.13     3,806,665  0.35%    to    1.25%   2.26%    to   2.43%
    2018        228,403   13.72   to     20.71     3,857,472  0.35%    to    1.25%   1.44%    to   1.55%
    2017        250,265   15.16   to     23.09     4,745,186  0.35%    to    1.25%   1.95%    to   1.99%
    2016        268,649   14.06   to     21.60     4,743,577  0.35%    to    1.25%   1.88%    to   2.08%
    2015        300,271   12.20   to     18.92     4,546,441  0.35%    to    1.25%   1.46%    to   1.74%

FRANKLIN SMALL-MID CAP GROWTH FUND
    2019        171,736   27.54   to     32.33     4,691,671  0.00%    to    1.25%     --     to     --
    2018        196,987   20.90   to     24.84     4,089,490    --     to    1.25%     --     to     --
    2017        202,496   21.91   to     26.36     4,441,423    --     to    1.25%     --     to     --
    2016        241,752   18.02   to     21.97     4,356,888    --     to    1.25%     --     to     --
    2015        298,234   17.28   to     21.32     5,127,118    --     to    1.25%     --     to     --

FRANKLIN CONSERVATIVE ALLOCATION FUND
    2019        170,095   16.60   to     17.28     2,799,135    --     to    1.25%   2.16%    to   2.32%
    2018        179,176   14.84   to     15.26     2,622,073    --     to    1.25%   2.57%    to   2.61%
    2017        181,740   15.56   to     15.80     2,759,830    --     to    1.25%   0.69%    to   1.44%
    2016        211,382   13.93   to     14.25     2,939,394  0.35%    to    1.25%   1.09%    to   1.10%
    2015        215,901   13.69   to     13.82     2,897,784    --     to    1.25%   1.75%    to   1.97%

FRANKLIN GROWTH ALLOCATION FUND
    2019        345,544   20.33   to     20.80     6,796,493    --     to    1.25%   0.71%    to   1.39%
    2018        347,072   16.68   to     17.27     5,667,735    --     to    1.25%   1.54%    to   1.56%
    2017        370,266   17.83   to     18.70     6,475,089    --     to    1.25%   1.15%    to   1.54%
    2016        387,551   14.62   to     15.85     5,820,297  0.35%    to    1.25%   0.73%    to   0.86%
    2015        410,195   14.16   to     15.23     5,916,647    --     to    1.25%   1.05%    to   1.18%

FRANKLIN MODERATE ALLOCATION FUND
    2019        348,224   18.87   to     19.14     6,429,020    --     to    1.25%   1.77%    to   1.83%
    2018        371,100   16.28   to     16.30     5,888,382    --     to    1.25%   1.23%    to   2.00%
    2017        385,801   17.13   to     17.32     6,482,840    --     to    1.25%   1.25%    to   1.75%
    2016        459,707   14.55   to     15.25     6,822,756  0.35%    to    1.25%   0.86%    to   0.99%
    2015        519,107   14.19   to     14.71     7,363,056    --     to    1.25%   1.53%    to   1.53%

TEMPLETON FOREIGN FUND
    2019        306,661   21.12   to     25.90     6,807,639    --     to    1.25%   3.09%    to   3.15%
    2018        359,059   19.02   to     23.03     7,202,665    --     to    1.25%   2.07%    to   2.21%
    2017        420,981   22.66   to     27.09     9,988,522    --     to    1.25%   1.30%    to   1.34%
    2016        504,511   19.59   to     23.14    10,257,179    --     to    1.25%   1.74%    to   1.97%
    2015        638,694   17.77   to     20.73    11,726,236    --     to    1.25%   1.17%    to   5.03%

FRANKLIN SMALL-MID CAP GROWTH FUND
    2019             --   20.82   to     28.40            --  0.70%    to    0.70%     --     to     --
    2018          3,709   21.55   to     21.55        79,914  0.70%    to    0.70%     --     to     --
    2017          4,425   22.88   to     22.88       101,227  0.70%    to    0.70%     --     to     --
    2016          8,027   18.92   to     18.92       151,894  0.70%    to    0.70%     --     to     --
    2015          8,420   18.25   to     18.25       153,679  0.70%    to    0.70%     --     to     --

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

FRANKLIN MUTUAL BEACON FUND
    2019        23.14%    to    24.25%
    2018        (9.63)%   to    (8.81)%
    2017        12.68%    to    13.70%
    2016        14.36%    to    15.39%
    2015        (5.54)%   to    (4.65)%

FRANKLIN MUTUAL SHARES FUND
    2019        21.34%    to    22.44%
    2018       (10.31)%   to    (9.50)%
    2017         6.87%    to     7.83%
    2016        14.18%    to    15.21%
    2015        (5.30)%   to    (4.45)%

FRANKLIN SMALL-MID CAP GROWTH FUND
    2019        30.17%    to    31.81%
    2018        (5.79)%   to    (4.60)%
    2017        20.03%    to    21.53%
    2016         3.03%    to     4.33%
    2015        (3.45)%   to    (3.19)%

FRANKLIN CONSERVATIVE ALLOCATION FUND
    2019        11.84%    to    13.25%
    2018        (4.65)%   to    (3.44)%
    2017         9.21%    to    10.58%
    2016         3.10%    to     4.03%
    2015        (3.47)%   to    (2.27)%

FRANKLIN GROWTH ALLOCATION FUND
    2019        20.39%    to    21.90%
    2018        (7.62)%   to    (6.45)%
    2017        17.97%    to    19.45%
    2016         4.06%    to     5.00%
    2015        (2.85)%   to    (1.64)%

FRANKLIN MODERATE ALLOCATION FUND
    2019        15.94%    to    17.40%
    2018        (6.01)%   to    (4.82)%
    2017        13.56%    to    14.98%
    2016         3.64%    to     4.57%
    2015        (3.13)%   to    (1.91)%

TEMPLETON FOREIGN FUND
    2019        11.07%    to    12.46%
    2018       (16.06)%   to   (15.00)%
    2017        15.63%    to    17.08%
    2016        10.25%    to    11.63%
    2015        (8.25)%   to    (7.08)%

FRANKLIN SMALL-MID CAP GROWTH FUND
    2019           --     to       --
    2018        (5.82)%   to    (5.82)%
    2017        20.90%    to    20.90%
    2016         3.68%    to     3.68%
    2015        (3.13)%   to    (3.13)%

--------------------------------------------------------------------------------
                                   SA-424

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

HIGHLAND PREMIER GROWTH EQUITY
    2019          4,364  $15.78   to   $ 23.25  $    107,270    --     to    1.25%   0.91%    to   0.94%
    2018          3,962   14.26   to     21.09        88,004    --     to    1.25%     --     to     --
    2017          4,309   24.07   to     27.02       110,889    --     to    1.25%     --     to     --
    2016          5,403   19.44   to     27.04       111,593    --     to    1.25%     --     to     --
    2015          4,353   18.79   to     32.93        85,844    --     to    1.25%     --     to     --

GOLDMAN SACHS INCOME BUILDER FUND
    2019          3,349   18.01   to     19.17        62,296  0.75%    to    1.25%   3.66%    to   3.67%
    2018          3,548   15.20   to     16.26        55,809  0.75%    to    1.25%   3.67%    to   3.75%
    2017          4,556   16.11   to     17.32        75,959  0.75%    to    1.25%   0.87%    to   3.57%
    2016          3,525   16.25   to     28.51        71,819  1.05%    to    1.25%   3.86%    to   3.90%
    2015          3,908   15.05   to     26.36        74,705  1.05%    to    1.25%   4.06%    to   4.08%

GOLDMAN SACHS CAPITAL GROWTH FUND
    2019              7   26.45   to     27.45           181  0.75%    to    1.05%     --     to     --
    2018            115   21.51   to     22.49         2,551  0.50%    to    1.25%   0.02%    to   0.06%
    2017             98   21.67   to     23.43         2,275  0.75%    to    1.25%   0.08%    to   0.08%
    2016             98   16.56   to     18.00         1,764  0.75%    to    1.25%   0.06%    to   0.07%
    2015             48   16.38   to     17.88           859  0.75%    to    1.25%     --     to     --

GOLDMAN SACHS CORE FIXED INCOME FUND
    2019         10,065   13.88   to     13.96       139,815  1.05%    to    1.25%   2.63%    to   2.64%
    2018          7,729   12.81   to     12.92        99,166  1.05%    to    1.25%   2.43%    to   2.43%
    2017          7,398   13.06   to     13.19        96,830  1.05%    to    1.25%   2.19%    to   2.23%
    2016          8,493   12.80   to     12.96       109,675  1.05%    to    1.25%   2.19%    to   2.19%
    2015          7,975   12.61   to     12.78       101,575  1.05%    to    1.25%   2.31%    to   2.35%

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
    2019              1   23.32   to     23.32            13  1.25%    to    1.25%   2.18%    to   2.18%
    2018              1   18.83   to     18.83            12  1.25%    to    1.25%   0.48%    to   0.48%
    2017              1   20.46   to     20.46            14  1.25%    to    1.25%   0.35%    to   0.35%
    2016             37   16.78   to     16.78           626  1.25%    to    1.25%   0.59%    to   0.59%
    2015             56   15.35   to     15.35           863  1.25%    to    1.25%   0.96%    to   0.96%

GOLDMAN SACHS GOVERNMENT INCOME FUND
    2019        144,890   13.08   to     14.90     2,010,394    --     to    1.25%   2.04%    to   2.05%
    2018        150,174   12.52   to     14.38     1,991,708    --     to    1.25%   2.02%    to   2.02%
    2017        144,857   12.64   to     14.63     1,952,352    --     to    1.25%   1.72%    to   1.74%
    2016        152,160   12.58   to     14.63     2,023,236    --     to    1.25%   1.65%    to   1.66%
    2015        170,122   12.61   to     14.72     2,254,826    --     to    1.25%   1.51%    to   1.51%

GOLDMAN SACHS EQUITY INCOME FUND
    2019          6,484   17.53   to     19.62       121,622  0.50%    to    1.25%     --     to   1.76%
    2018          6,132   14.10   to     15.90        93,224  0.50%    to    1.25%   1.66%    to   1.69%
    2017          7,498   15.09   to     17.15       121,364  0.50%    to    1.25%   1.53%    to   1.79%
    2016          9,179   13.74   to     15.73       139,478  0.50%    to    1.25%   1.95%    to   1.97%
    2015         13,304   12.20   to     14.07       185,430  0.50%    to    1.25%   1.69%    to   1.87%

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
    2019         31,021   28.21   to     31.51       893,525  0.50%    to    1.25%     --     to     --
    2018         30,626   21.10   to     23.75       659,954  0.50%    to    1.25%     --     to     --
    2017         31,022   22.40   to     25.40       710,183  0.50%    to    1.25%     --     to     --
    2016         39,395   17.75   to     20.28       717,654  0.50%    to    1.25%     --     to     --
    2015         50,356   17.64   to     20.31       907,684  0.50%    to    1.25%     --     to     --

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

HIGHLAND PREMIER GROWTH EQUITY
    2019        10.24%    to    10.66%
    2018       (47.22)%   to   (12.41)%
    2017        (0.07)%   to    23.84%
    2016       (17.89)%   to     3.45%
    2015        (4.38)%   to     1.73%

GOLDMAN SACHS INCOME BUILDER FUND
    2019        17.88%    to    18.48%
    2018        (6.11)%   to    (5.63)%
    2017         6.60%    to     7.13%
    2016         7.96%    to     8.17%
    2015        (4.80)%   to    (4.59)%

GOLDMAN SACHS CAPITAL GROWTH FUND
    2019        17.62%    to    27.63%
    2018        (4.02)%   to    (0.76)%
    2017        30.18%    to    30.83%
    2016         0.65%    to     1.15%
    2015         0.69%    to     1.21%

GOLDMAN SACHS CORE FIXED INCOME FUND
    2019         8.10%    to     8.32%
    2018        (2.11)%   to    (1.91)%
    2017         1.84%    to     2.04%
    2016         1.34%    to     1.55%
    2015        (1.05)%   to    (0.80)%

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
    2019        23.85%    to    23.85%
    2018        (7.96)%   to    (7.96)%
    2017        21.91%    to    21.91%
    2016         9.35%    to     9.35%
    2015        (2.44)%   to    (2.44)%

GOLDMAN SACHS GOVERNMENT INCOME FUND
    2019         3.62%    to     4.45%
    2018        (1.71)%   to    (0.96)%
    2017           --     to     0.48%
    2016        (0.61)%   to    (0.19)%
    2015        (1.21)%   to    (0.96)%

GOLDMAN SACHS EQUITY INCOME FUND
    2019        23.38%    to    24.31%
    2018        (7.28)%   to    (6.57)%
    2017         9.00%    to     9.82%
    2016        11.85%    to    12.69%
    2015        (4.25)%   to    (3.58)%

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
    2019        32.69%    to    33.68%
    2018        (6.51)%   to    (5.80)%
    2017        25.24%    to    26.18%
    2016        (0.14)%   to     0.61%
    2015        (6.79)%   to    (6.10)%

--------------------------------------------------------------------------------
                                   SA-425

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND
    2019          1,049  $10.17   to   $ 12.45  $     11,774  1.05%    to    1.25%     --     to   2.01%
    2018          1,900    8.34   to      9.88        16,483  0.75%    to    1.25%   0.74%    to   1.97%
    2017          3,011    9.86   to     11.74        29,818  0.75%    to    1.25%   0.27%    to   1.38%
    2016          3,144    7.93   to      9.49        26,634  0.75%    to    1.25%   2.93%    to   2.96%
    2015          2,717    8.20   to      9.86        23,833  0.75%    to    1.25%   1.11%    to   1.51%

GOLDMAN SACHS MID CAP VALUE FUND
    2019        107,064   34.75   to    102.20     4,357,262    --     to    1.25%   0.63%    to   0.68%
    2018        113,636   26.75   to     77.70     3,536,088    --     to    1.25%   0.44%    to   0.46%
    2017        116,766   30.38   to     87.14     4,364,390    --     to    1.25%   0.41%    to   0.42%
    2016        143,706   27.80   to     78.74     4,526,889    --     to    1.25%   1.08%    to   1.21%
    2015        161,260   24.94   to     69.78     4,547,692    --     to    1.25%   0.23%    to   0.25%

GOLDMAN SACHS SMALL CAP VALUE FUND
    2019        234,040   24.55   to     24.58     5,613,642    --     to    1.25%   0.49%    to   0.54%
    2018        274,381   20.01   to     20.29     5,409,781    --     to    1.25%   0.03%    to   0.03%
    2017        287,782   23.36   to     23.99     6,674,565    --     to    1.25%   0.13%    to   0.15%
    2016        277,329   20.88   to     21.71     5,797,365    --     to    1.25%   0.48%    to   0.51%
    2015        247,853   16.82   to     17.70     4,173,912    --     to    1.25%   0.28%    to   0.62%

GOLDMAN SACHS STRATEGIC GROWTH FUND
    2019          1,940   28.60   to     30.30        61,250  0.50%    to    1.25%     --     to     --
    2018            854   21.28   to     22.71        19,572  0.50%    to    1.25%     --     to     --
    2017          1,377   21.74   to     23.38        30,802  0.50%    to    1.25%     --     to     --
    2016          1,243   18.17   to     18.95        20,987  0.85%    to    1.25%   0.21%    to   0.37%
    2015          1,139   18.16   to     18.87        19,376  0.85%    to    1.25%   0.17%    to   0.17%

GOLDMAN SACHS HIGH YIELD FUND
    2019        126,891   19.11   to     23.42     2,829,013    --     to    1.25%   5.49%    to   5.50%
    2018        153,974   16.81   to     20.36     2,971,196    --     to    1.25%   5.17%    to   5.17%
    2017        176,290   17.71   to     21.18     3,564,644    --     to    1.25%   5.05%    to   5.05%
    2016        199,358   16.97   to     20.04     3,839,510    --     to    1.25%   5.42%    to   5.47%
    2015        262,029   15.12   to     17.63     4,479,745    --     to    1.25%   5.40%    to   5.43%

GOLDMAN SACHS LARGE CAP VALUE FUND
    2019         27,981   15.72   to     17.29       463,629  0.50%    to    1.25%   1.26%    to   1.35%
    2018         26,828   12.68   to     13.84       357,875  0.50%    to    1.25%   1.00%    to   1.09%
    2017         24,950   14.09   to     15.26       369,141  0.50%    to    1.25%   1.49%    to   2.59%
    2016         27,965   13.05   to     14.03       379,671  0.50%    to    1.25%   1.14%    to   1.61%
    2015         31,904   11.87   to     12.67       393,651  0.50%    to    1.25%   0.54%    to   0.60%

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
    2019          3,508   56.22   to     60.97       199,206  0.50%    to    1.25%     --     to     --
    2018         10,313   41.34   to     46.74       462,183    --     to    1.25%     --     to     --
    2017          9,939   44.44   to     49.62       476,287    --     to    1.25%     --     to     --
    2016         11,453   35.23   to     38.85       428,980    --     to    1.25%     --     to     --
    2015         15,643   35.76   to     38.94       596,049    --     to    1.25%     --     to     --

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO
    2019            128   13.21   to     13.21         1,690  0.85%    to    0.85%   3.52%    to   3.52%
    2018            114   11.25   to     11.25         1,280  0.85%    to    0.85%   2.56%    to   2.56%
    2017             99   12.66   to     12.66         1,254  0.85%    to    0.85%   3.50%    to   3.50%
    2016             84   11.18   to     11.18           941  0.85%    to    0.85%   3.47%    to   3.47%
    2015             68   10.64   to     10.64           723  0.85%    to    0.85%   2.52%    to   2.52%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND
    2019        22.05%    to    26.09%
    2018       (15.89)%   to   (15.47)%
    2017        23.74%    to    24.36%
    2016        (3.81)%   to    (3.33)%
    2015         0.25%    to     0.77%

GOLDMAN SACHS MID CAP VALUE FUND
    2019        29.90%    to    31.53%
    2018       (11.95)%   to   (10.84)%
    2017         9.29%    to    10.66%
    2016        11.45%    to    12.85%
    2015       (10.60)%   to    (9.46)%

GOLDMAN SACHS SMALL CAP VALUE FUND
    2019        21.18%    to    22.70%
    2018       (15.43)%   to   (14.35)%
    2017        10.50%    to    11.89%
    2016        22.61%    to    24.15%
    2015        (6.97)%   to    (5.77)%

GOLDMAN SACHS STRATEGIC GROWTH FUND
    2019        33.40%    to    34.41%
    2018        (2.87)%   to    (2.13)%
    2017        28.68%    to    29.65%
    2016         0.06%    to     0.46%
    2015         1.85%    to     2.26%

GOLDMAN SACHS HIGH YIELD FUND
    2019        13.63%    to    15.06%
    2018        (5.08)%   to    (3.88)%
    2017         4.36%    to     5.67%
    2016        12.25%    to    13.66%
    2015        (6.43)%   to    (5.24)%

GOLDMAN SACHS LARGE CAP VALUE FUND
    2019        24.01%    to    24.94%
    2018       (10.00)%   to    (9.32)%
    2017         7.97%    to     8.78%
    2016         9.94%    to    10.76%
    2015        (5.87)%   to    (5.13)%

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
    2019        30.45%    to    35.99%
    2018        (6.99)%   to    (5.81)%
    2017        26.15%    to    27.73%
    2016        (1.48)%   to    (0.24)%
    2015        (2.40)%   to    (1.16)%

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO
    2019        17.38%    to    17.38%
    2018       (11.16)%   to   (11.16)%
    2017        13.32%    to    13.32%
    2016         5.05%    to     5.05%
    2015        (4.06)%   to    (4.06)%

--------------------------------------------------------------------------------
                                   SA-426

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

HARTFORD BALANCED HLS FUND
    2019        324,417  $20.90   to   $ 30.27  $  7,322,170    --     to    1.25%   1.79%    to   1.97%
    2018        354,235   17.28   to     27.47     6,560,732    --     to    1.25%   1.55%    to   2.02%
    2017        404,821   18.52   to     31.02     7,937,800    --     to    1.25%   1.82%    to   2.42%
    2016        451,248   18.22   to     27.46     7,691,244    --     to    1.25%   2.60%    to   2.90%
    2015        515,547   17.40   to     26.62     8,323,060    --     to    1.25%   1.52%    to   1.90%

HARTFORD TOTAL RETURN BOND HLS FUND
    2019        840,342   11.44   to     14.76    13,250,124    --     to    1.25%   3.72%    to   3.95%
    2018        949,387   10.75   to     13.55    13,502,835    --     to    1.25%   3.36%    to   3.94%
    2017      1,036,103   11.32   to     13.85    14,758,087    --     to    1.25%   2.42%    to   2.99%
    2016      1,177,165   11.09   to     16.44    16,080,940    --     to    1.25%   2.43%    to   2.59%
    2015      1,474,464   10.93   to     15.93    19,258,829    --     to    1.25%   2.75%    to   3.09%

HARTFORD CAPITAL APPRECIATION HLS FUND
    2019        582,211   41.37   to     64.66    24,516,405    --     to    1.25%   1.15%    to   1.21%
    2018        641,534   31.91   to     49.25    20,759,778    --     to    1.25%   0.89%    to   0.91%
    2017        722,790   34.73   to     52.93    25,412,885    --     to    1.25%   1.07%    to   1.10%
    2016        822,836   28.79   to     43.34    24,182,646    --     to    1.25%   1.00%    to   1.15%
    2015      1,055,876   27.63   to     41.07    29,889,646    --     to    1.25%   0.73%    to   0.97%

HARTFORD DIVIDEND AND GROWTH HLS FUND
    2019      1,815,220   11.32   to     27.49    26,234,554    --     to    1.25%   1.65%    to   1.84%
    2018      2,140,727    8.80   to     21.70    23,859,566    --     to    1.25%   1.61%    to   1.85%
    2017      2,527,154    9.30   to     23.27    29,626,150    --     to    1.25%   1.09%    to   1.58%
    2016      2,999,057    7.86   to     25.95    29,722,872    --     to    1.25%   1.83%    to   2.08%
    2015      4,189,791    6.84   to     22.87    35,256,425    --     to    1.25%   1.68%    to   3.07%

THE HARTFORD HEALTHCARE HLS FUND
    2019        110,130   40.82   to     82.89     4,029,201    --     to    1.25%     --     to     --
    2018        125,752   30.92   to     61.88     3,413,351    --     to    1.25%     --     to   0.10%
    2017        130,079   32.27   to     63.58     3,564,700    --     to    1.25%     --     to     --
    2016        164,487   23.74   to     35.83     3,410,172  0.35%    to    1.25%   3.40%    to   3.59%
    2015        230,718   26.08   to     39.60     4,596,341  0.35%    to    1.25%     --     to     --

HARTFORD GLOBAL GROWTH HLS FUND
    2019         65,698   18.79   to     20.18     1,385,914    --     to    1.25%   0.40%    to   0.40%
    2018         66,444   14.35   to     15.22     1,078,953    --     to    1.25%   0.51%    to   0.51%
    2017         76,212   15.10   to     15.82     1,282,662    --     to    1.25%   0.51%    to   0.53%
    2016         80,983   11.73   to     15.23       995,224  0.35%    to    1.25%   0.37%    to   0.38%
    2015         81,299   11.57   to     15.16       988,127  0.35%    to    1.25%   0.25%    to   0.30%

HARTFORD DISCIPLINED EQUITY HLS FUND
    2019             25   28.84   to     28.84           735  0.50%    to    0.50%   1.14%    to   1.14%
    2018              4   21.67   to     21.67            93  0.50%    to    0.50%   0.87%    to   0.87%

HARTFORD GROWTH OPPORTUNITIES HLS FUND
    2019        248,765   35.43   to     37.83     7,847,959    --     to    1.25%     --     to     --
    2018        278,526   29.31   to     33.79     6,767,411    --     to    1.25%     --     to     --
    2017        286,436   29.53   to     38.42     7,003,093    --     to    1.25%     --     to     --
    2016        335,807   22.92   to     29.83     6,394,182    --     to    1.25%   0.41%    to   0.44%
    2015        322,901   23.32   to     34.86     6,254,496    --     to    1.25%   0.08%    to   0.13%

                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------

HARTFORD BALANCED HLS FUND
    2019        10.19%    to   20.95%
    2018       (11.44)%   to   (6.68)%
    2017        12.96%    to   13.87%
    2016         3.16%    to    4.72%
    2015        (1.73)%   to   (1.08)%

HARTFORD TOTAL RETURN BOND HLS FUND
    2019         6.42%    to    8.95%
    2018        (5.04)%   to   (2.15)%
    2017         2.07%    to    3.50%
    2016         1.46%    to    3.20%
    2015        (6.02)%   to   (1.80)%

HARTFORD CAPITAL APPRECIATION HLS FUND
    2019        29.65%    to   31.28%
    2018        (8.12)%   to   (6.96)%
    2017        20.63%    to   22.14%
    2016         4.21%    to    5.52%
    2015        (0.23)%   to    1.01%

HARTFORD DIVIDEND AND GROWTH HLS FUND
    2019        26.71%    to   28.60%
    2018        (6.74)%   to   (5.32)%
    2017        16.65%    to   18.36%
    2016        13.46%    to   14.89%
    2015        (2.39)%   to   (1.18)%

THE HARTFORD HEALTHCARE HLS FUND
    2019        32.02%    to   33.95%
    2018        (4.17)%   to   (2.67)%
    2017        20.45%    to   22.26%
    2016        (9.53)%   to   (8.96)%
    2015        11.80%    to   12.56%

HARTFORD GLOBAL GROWTH HLS FUND
    2019        30.97%    to   32.61%
    2018        (5.01)%   to   (3.81)%
    2017        31.08%    to   32.73%
    2016         0.45%    to    1.36%
    2015         6.45%    to    7.41%

HARTFORD DISCIPLINED EQUITY HLS FUND
    2019        33.09%    to   33.09%
    2018        (4.69)%   to   (4.69)%

HARTFORD GROWTH OPPORTUNITIES HLS FUND
    2019         4.85%    to   29.06%
    2018       (12.05)%   to   (0.73)%
    2017        28.80%    to   28.83%
    2016       (14.43)%   to   (1.72)%
    2015       (10.34)%   to   10.36%

--------------------------------------------------------------------------------
                                   SA-427

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
    2019         49,650  $15.81   to   $ 17.26  $    860,347  0.35%    to    1.25%   1.86%    to   1.94%
    2018         60,238   12.66   to     13.70       824,928  0.35%    to    1.25%   1.88%    to   1.92%
    2017         57,250   15.78   to     16.92       976,497  0.35%    to    1.25%   1.06%    to   1.79%
    2016         66,765   13.56   to     14.34       920,438  0.35%    to    1.25%   1.41%    to   1.59%
    2015         67,605   13.44   to     14.39       932,706  0.35%    to    1.25%   1.13%    to   1.58%

HARTFORD MIDCAP HLS FUND
    2019        282,568   52.32   to     62.79    16,456,246    --     to    1.25%   0.17%    to   0.18%
    2018        338,763   39.87   to     47.26    14,978,744    --     to    1.25%   0.02%    to   0.03%
    2017        379,865   43.62   to     51.06    18,370,335    --     to    1.25%     --     to     --
    2016        451,704   35.49   to     41.02    17,645,626    --     to    1.25%   0.17%    to   0.19%
    2015        582,628   32.09   to     36.63    20,216,498    --     to    1.25%     --     to   0.05%

HARTFORD ULTRASHORT BOND HLS FUND
    2019        361,757    9.71   to     13.39     3,602,854    --     to    1.25%   1.43%    to   1.54%
    2018        366,274    9.59   to     13.03     3,597,812    --     to    1.25%   0.82%    to   1.13%
    2017        419,671    9.59   to     12.83     4,133,877    --     to    1.25%   0.35%    to   0.50%
    2016        457,051    9.99   to     10.42     4,548,152    --     to    1.25%   0.14%    to   0.44%
    2015        505,362   10.02   to     10.36     5,037,573    --     to    1.25%   0.32%    to   0.32%

HARTFORD SMALL COMPANY HLS FUND
    2019        463,855    7.89   to     41.78     5,142,763    --     to    1.25%     --     to     --
    2018        536,008    5.76   to     30.88     4,465,952    --     to    1.25%     --     to     --
    2017        630,837    6.01   to     32.66     5,675,296    --     to    1.25%     --     to     --
    2016        699,543   14.19   to     15.97     5,108,327    --     to    1.25%     --     to     --
    2015        970,554   14.12   to     15.68     6,629,606    --     to    1.25%     --     to     --

HARTFORD SMALLCAP GROWTH HLS FUND
    2019         18,875   29.72   to     30.58       609,763    --     to    1.25%     --     to     --
    2018         21,197   22.80   to     26.76       509,961    --     to    1.25%     --     to     --
    2017         23,665   26.15   to     32.13       651,761    --     to    1.25%   0.04%    to   0.04%
    2016         26,684   22.63   to     26.77       617,929    --     to    1.25%   0.15%    to   0.15%
    2015         26,692   20.45   to     24.93       551,216    --     to    1.25%   0.08%    to   0.08%

HARTFORD STOCK HLS FUND
    2019        168,968   26.36   to     34.29     5,092,469  0.35%    to    1.25%     --     to   0.16%
    2018        180,209   20.39   to     49.99     4,162,652    --     to    1.25%   1.56%    to   1.61%
    2017        202,008   20.73   to     50.06     4,707,709    --     to    1.25%   1.79%    to   1.87%
    2016        250,467   19.30   to     41.77     4,880,519    --     to    1.25%   1.75%    to   1.90%
    2015        296,457   18.19   to     38.89     5,417,201    --     to    1.25%   1.85%    to   1.86%

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
    2019         54,836   10.98   to     11.28       630,796  0.35%    to    1.25%   2.47%    to   2.75%
    2018         59,501   10.48   to     10.86       654,018  0.35%    to    1.25%   1.65%    to   2.40%
    2017         71,142   10.43   to     10.91       781,853  0.35%    to    1.25%   2.06%    to   2.19%
    2016         79,279   10.33   to     10.90       863,138  0.35%    to    1.25%   1.80%    to   1.93%
    2015         88,727   10.20   to     10.87       955,080  0.35%    to    1.25%   1.75%    to   1.86%

HARTFORD VALUE HLS FUND
    2019         64,663   24.86   to     28.12     1,664,999    --     to    1.25%   1.92%    to   2.06%
    2018         70,399   19.71   to     22.02     1,436,299    --     to    1.25%   1.67%    to   1.70%
    2017         73,421   22.22   to     24.52     1,685,989    --     to    1.25%   0.70%    to   1.80%
    2016         78,890   19.17   to     21.24     1,577,896    --     to    1.25%   1.58%    to   1.83%
    2015         83,712   17.11   to     18.68     1,487,469    --     to    1.25%   1.34%    to   1.60%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
    2019        24.86%    to    25.98%
    2018       (19.76)%   to   (19.03)%
    2017        23.70%    to    24.82%
    2016        (0.31)%   to     0.90%
    2015         0.39%    to     1.49%

HARTFORD MIDCAP HLS FUND
    2019        31.21%    to    32.87%
    2018        (8.60)%   to    (7.44)%
    2017        22.93%    to    24.47%
    2016        10.59%    to    11.98%
    2015         0.34%    to     1.59%

HARTFORD ULTRASHORT BOND HLS FUND
    2019         1.27%    to     2.81%
    2018         0.01%    to     1.57%
    2017        (0.45)%   to     1.01%
    2016        (0.29)%   to     0.64%
    2015        (1.08)%   to    (0.13)%

HARTFORD SMALL COMPANY HLS FUND
    2019        35.30%    to    37.00%
    2018        (5.43)%   to    (4.23)%
    2017        24.80%    to    26.36%
    2016         0.54%    to     1.81%
    2015        (9.57)%   to    (8.44)%

HARTFORD SMALLCAP GROWTH HLS FUND
    2019        11.06%    to    34.13%
    2018       (16.71)%   to   (12.80)%
    2017        18.59%    to    20.02%
    2016         7.38%    to    10.69%
    2015       (10.81)%   to    (2.02)%

HARTFORD STOCK HLS FUND
    2019       (31.41)%   to    29.26%
    2018        (1.63)%   to    (0.14)%
    2017        18.06%    to    19.85%
    2016         6.08%    to     7.41%
    2015         1.46%    to     2.74%

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
    2019         3.91%    to     4.85%
    2018        (0.41)%   to     0.49%
    2017         0.06%    to     0.97%
    2016         0.28%    to     1.19%
    2015         0.25%    to     1.24%

HARTFORD VALUE HLS FUND
    2019        26.12%    to    27.71%
    2018       (11.30)%   to   (10.18)%
    2017        14.01%    to    15.44%
    2016        12.05%    to    13.69%
    2015        (4.54)%   to    (3.07)%

--------------------------------------------------------------------------------
                                   SA-428

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

THE HARTFORD CHECKS AND BALANCES FUND
    2019         16,097  $20.84   to   $ 22.43  $    346,174  0.50%    to    1.25%   2.64%    to   2.68%
    2018         15,870   17.23   to     18.42       280,551  0.50%    to    1.25%   2.86%    to   3.50%
    2017         20,116   18.12   to     19.21       376,310  0.50%    to    1.25%   3.38%    to   3.91%
    2016         21,668   16.05   to     16.89       356,344  0.50%    to    1.25%   1.33%    to   1.36%
    2015         23,580   15.12   to     15.80       364,159  0.50%    to    1.25%   1.62%    to   1.88%
THE HARTFORD HIGH YIELD
    2019          4,352   19.16   to     19.16        83,366  0.50%    to    0.50%   4.86%    to   4.86%
    2018          3,247   16.79   to     16.79        54,504  0.50%    to    0.50%   5.04%    to   5.04%
    2017          2,994   17.49   to     16.14        51,270  0.50%    to    1.25%   4.95%    to   4.96%
    2016          2,597   15.26   to     16.42        41,824  0.50%    to    1.25%   4.91%    to   4.96%
    2015          2,160   13.66   to     14.59        31,053  0.50%    to    1.25%   4.69%    to   4.71%

THE HARTFORD DIVIDEND AND GROWTH FUND
    2019         32,565   23.13   to     25.94       881,155  0.35%    to    1.25%   1.46%    to   1.46%
    2018         33,877   18.34   to     20.38       710,585  0.35%    to    1.25%   0.82%    to   1.42%
    2017         76,657   19.66   to     21.66     2,129,884  0.35%    to    1.25%   1.31%    to   1.34%
    2016         81,843   16.91   to     18.46     2,047,794  0.35%    to    1.25%   1.47%    to   1.49%
    2015         85,063   14.98   to     16.21     1,840,975  0.35%    to    1.25%   1.43%    to   1.44%

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
    2019         27,822   13.97   to     15.37       414,340  0.50%    to    1.25%   0.17%    to   1.25%
    2018         35,625   11.26   to     12.30       422,399  0.50%    to    1.25%   0.98%    to   1.03%
    2017         38,878   14.07   to     15.25       576,866  0.50%    to    1.25%   1.18%    to   1.37%
    2016         41,188   11.46   to     12.33       496,245  0.50%    to    1.25%   1.29%    to   1.47%
    2015         33,714   11.53   to     12.31       422,769  0.50%    to    1.25%   0.74%    to   0.89%

THE HARTFORD MIDCAP FUND
    2019         27,319   30.85   to     33.22       856,740  0.50%    to    1.25%     --     to     --
    2018         29,894   23.63   to     25.25       717,336  0.50%    to    1.25%     --     to     --
    2017         39,883   25.91   to     27.48     1,054,714  0.50%    to    1.25%     --     to     --
    2016         36,832   21.17   to     22.29       791,595  0.50%    to    1.25%     --     to     --
    2015         35,450   19.24   to     20.10       691,105  0.50%    to    1.25%     --     to     --

THE HARTFORD SMALL COMPANY FUND
    2019         11,266   21.93   to     24.14       326,265  0.50%    to    1.25%     --     to     --
    2018         16,772   16.26   to     18.84       344,346    --     to    1.25%     --     to     --
    2017         43,132   17.20   to     19.68       902,624    --     to    1.25%     --     to     --
    2016         71,804   13.91   to     15.71     1,194,927    --     to    1.25%     --     to     --
    2015         69,161   13.82   to     15.42     1,135,743    --     to    1.25%     --     to     --

THE HARTFORD TOTAL RETURN BOND FUND
    2019         35,108   13.70   to     15.36       527,645  0.35%    to    1.25%   2.82%    to   2.82%
    2018         36,383   12.62   to     14.03       498,599  0.35%    to    1.25%   3.10%    to   3.25%
    2017         35,121   12.97   to     14.28       488,300  0.35%    to    1.25%   2.78%    to   3.21%
    2016         29,433   12.50   to     13.65       394,926  0.35%    to    1.25%   2.65%    to   2.65%
    2015         30,470   12.21   to     13.21       396,394  0.35%    to    1.25%   2.29%    to   2.32%

THE HARTFORD HEALTHCARE FUND
    2019          8,885   33.96   to     38.10       368,734  0.35%    to    1.25%     --     to     --
    2018          8,512   25.81   to     28.69       261,446  0.35%    to    1.25%     --     to     --
    2017          7,559   26.95   to     29.69       252,870  0.35%    to    1.25%     --     to     --
    2016          8,337   22.45   to     24.51       224,763  0.35%    to    1.25%     --     to     --
    2015          6,679   24.86   to     26.89       200,313  0.35%    to    1.25%   1.17%    to   1.46%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

THE HARTFORD CHECKS AND BALANCES FUND
    2019        20.90%    to    21.81%
    2018        (4.87)%   to    (4.15)%
    2017        12.91%    to    13.76%
    2016         6.11%    to     6.91%
    2015        (1.55)%   to    (0.82)%
THE HARTFORD HIGH YIELD
    2019        14.12%    to    14.12%
    2018        (4.04)%   to    (4.04)%
    2017         5.78%    to     6.57%
    2016        11.69%    to    12.53%
    2015        (5.40)%   to    (4.72)%

THE HARTFORD DIVIDEND AND GROWTH FUND
    2019        26.13%    to    27.27%
    2018        (6.74)%   to    (5.89)%
    2017        16.28%    to    17.33%
    2016        12.84%    to    13.86%
    2015        (2.70)%   to    (1.79)%

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
    2019        24.06%    to    25.00%
    2018       (19.95)%   to   (19.34)%
    2017        22.70%    to    23.62%
    2016        (0.53)%   to     0.22%
    2015        (0.13)%   to     0.64%

THE HARTFORD MIDCAP FUND
    2019        30.59%    to    31.57%
    2018        (8.81)%   to    (8.12)%
    2017        22.39%    to    23.31%
    2016        10.03%    to    10.85%
    2015         0.11%    to     0.87%

THE HARTFORD SMALL COMPANY FUND
    2019        28.13%    to    34.88%
    2018        (5.48)%   to    (4.28)%
    2017        23.71%    to    25.26%
    2016         0.65%    to     1.91%
    2015        (9.46)%   to    (8.35)%

THE HARTFORD TOTAL RETURN BOND FUND
    2019         8.51%    to     9.50%
    2018        (2.67)%   to    (1.79)%
    2017         3.75%    to     4.69%
    2016         2.41%    to     3.33%
    2015        (2.20)%   to    (1.31)%

THE HARTFORD HEALTHCARE FUND
    2019        31.58%    to    32.77%
    2018        (4.23)%   to    (3.36)%
    2017        20.07%    to    21.15%
    2016        (9.69)%   to    (8.87)%
    2015        11.26%    to    12.24%

--------------------------------------------------------------------------------
                                   SA-429

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                 UNIT                                 EXPENSE                INCOME
                              FAIR VALUE                          RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*               HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ----------------------

THE HARTFORD GROWTH OPPORTUNITIES FUND
    2019         12,370  $28.70   to   $ 31.59  $    377,630  0.50%    to    1.25%     --     to      --
    2018         10,257   22.37   to     24.43       244,576  0.50%    to    1.25%     --     to      --
    2017          8,680   22.70   to     24.60       211,170  0.50%    to    1.25%     --     to      --
    2016          9,147   17.66   to     19.00       176,682  0.50%    to    1.25%     --     to      --
    2015          3,635   18.08   to     19.31        77,564  0.50%    to    1.25%     --     to      --

THE HARTFORD VALUE OPPORTUNITIES FUND
    2019            140   19.65   to     19.65         2,743  0.50%    to    0.50%   2.42%    to    2.42%
    2018            140   15.27   to     15.27         2,132  0.50%    to    0.50%   1.37%    to    1.37%
    2017            811   15.59   to     16.90        12,819  0.50%    to    1.25%   0.97%    to    0.97%
    2016            809   14.17   to     15.25        11,618  0.50%    to    1.25%   0.78%    to    0.86%
    2015            682   12.23   to     13.06         8,456  0.50%    to    1.25%   1.18%    to    1.28%

HARTFORD MODERATE ALLOCATION FUND
    2019        144,884   14.51   to     15.97     2,332,516  0.50%    to    1.25%   1.71%    to    1.77%
    2018        144,105   12.45   to     13.59     1,984,555  0.50%    to    1.25%   1.59%    to    2.90%
    2017        192,965   13.40   to     15.33     2,836,347    --     to    1.25%   2.54%    to    2.90%
    2016        213,816   11.83   to     13.37     2,723,724    --     to    1.25%   0.90%    to    0.93%
    2015        238,819   11.46   to     12.79     2,905,108    --     to    1.25%   0.33%    to    0.45%

THE HARTFORD CONSERVATIVE ALLOCATION FUND
    2019         48,261   13.00   to     14.30       809,413  0.50%    to    1.25%   0.27%    to    2.36%
    2018         54,468   11.58   to     12.64       801,765  0.50%    to    1.25%   1.04%    to    3.19%
    2017         69,618   12.17   to     13.92     1,036,704    --     to    1.25%   3.17%    to   12.65%
    2016         75,460   11.20   to     12.65     1,003,513    --     to    1.25%   1.57%    to    1.75%
    2015         99,877   10.88   to     12.14     1,259,793    --     to    1.25%   0.24%    to    0.41%

THE HARTFORD CAPITAL APPRECIATION FUND++
    2019        323,685   21.14   to     24.80     7,391,615    --     to    1.25%   0.24%    to    0.25%
    2018        349,741   16.42   to     19.02     6,145,150    --     to    1.25%   0.14%    to    0.14%
    2017        394,452   17.48   to     20.00     7,302,432    --     to    1.25%   0.38%    to    0.48%
    2016        514,206   16.49   to     14.41     7,838,416    --     to    1.25%     --     to    0.64%
    2015        544,202   13.97   to     30.45     8,079,751    --     to    1.25%   0.26%    to    0.53%

THE HARTFORD GLOBAL CAPITAL APPRECIATION FUND++
    2019             --      --   to        --            --    --     to      --      --     to      --
    2018             --      --   to        --            --    --     to      --      --     to      --
    2017         57,922   19.91   to     21.11     1,197,071  0.50%    to    1.25%   0.65%    to    1.49%
    2016         68,659   16.68   to     17.56     1,178,090  0.50%    to    1.25%   0.84%    to    1.08%
    2015         68,269   16.37   to     17.11     1,144,249  0.50%    to    1.25%   1.40%    to    1.23%

THE HARTFORD GROWTH ALLOCATION FUND
    2019        158,005   16.40   to     18.05     2,778,131  0.50%    to    1.25%   0.79%    to    1.51%
    2018        155,610   13.62   to     14.87     2,251,441  0.50%    to    1.25%   0.77%    to    1.01%
    2017        204,910   14.89   to     17.03     3,286,821    --     to    1.25%   1.56%    to    2.39%
    2016        248,264   12.73   to     14.38     3,295,013    --     to    1.25%   0.45%    to    0.48%
    2015        243,987   12.26   to     13.67     3,117,292    --     to    1.25%   1.36%    to    1.39%

THE HARTFORD INFLATION PLUS FUND
    2019         36,252   12.30   to     13.34       458,048  0.50%    to    1.25%     --     to    1.53%
    2018         40,645   11.68   to     13.20       492,011    --     to    1.25%   3.69%    to    3.85%
    2017         40,472   11.99   to     13.39       501,533    --     to    1.25%   4.31%    to    4.37%
    2016         39,857   11.94   to     13.17       489,987    --     to    1.25%   2.08%    to    2.26%
    2015         34,080   11.62   to     12.66       405,104    --     to    1.25%     --     to      --

                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------

THE HARTFORD GROWTH OPPORTUNITIES FUND
    2019        28.33%    to   29.30%
    2018        (1.45)%   to   (0.71)%
    2017        28.55%    to   29.52%
    2016        (2.35)%   to   (1.61)%
    2015         9.11%    to    9.95%

THE HARTFORD VALUE OPPORTUNITIES FUND
    2019        28.72%    to   28.72%
    2018        (9.64)%   to   (9.64)%
    2017         9.99%    to   10.81%
    2016        15.91%    to   16.78%
    2015        (5.88)%   to   (5.11)%

HARTFORD MODERATE ALLOCATION FUND
    2019        16.59%    to   17.47%
    2018        (7.15)%   to   (6.44)%
    2017        13.27%    to   14.69%
    2016         3.21%    to    4.51%
    2015        (3.98)%   to   (2.73)%

THE HARTFORD CONSERVATIVE ALLOCATION FUND
    2019        12.26%    to   13.11%
    2018        (4.85)%   to   (4.13)%
    2017         8.68%    to   10.04%
    2016         2.89%    to    4.18%
    2015        (4.56)%   to   (3.35)%

THE HARTFORD CAPITAL APPRECIATION FUND++
    2019        28.78%    to   30.40%
    2018        (6.09)%   to   (4.90)%
    2017        19.75%    to   21.25%
    2016         3.13%    to    4.10%
    2015         0.36%    to    1.35%

THE HARTFORD GLOBAL CAPITAL APPRECIATION FUND++
    2019           --     to      --
    2018           --     to      --
    2017        19.34%    to   20.23%
    2016         1.90%    to    2.60%
    2015        (1.39)%   to   (2.12)%

THE HARTFORD GROWTH ALLOCATION FUND
    2019        20.42%    to   21.33%
    2018        (8.56)%   to   (7.86)%
    2017        16.97%    to   18.43%
    2016         3.89%    to    5.19%
    2015        (4.85)%   to   (3.64)%

THE HARTFORD INFLATION PLUS FUND
    2019         1.02%    to    5.32%
    2018        (2.59)%   to   (1.36)%
    2017         0.38%    to    1.64%
    2016         2.75%    to    4.04%
    2015        (2.73)%   to   (1.49)%

--------------------------------------------------------------------------------
                                   SA-430

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

THE HARTFORD EQUITY INCOME FUND
    2019         18,536  $27.21   to   $ 29.73  $    524,823  0.35%    to    1.25%   1.71%    to   1.72%
    2018         22,601   21.89   to     23.70       516,949  0.35%    to    1.25%   1.80%    to   1.82%
    2017         27,961   24.10   to     25.87       694,630  0.35%    to    1.25%   1.65%    to   1.65%
    2016         26,687   20.79   to     22.11       570,400  0.35%    to    1.25%   1.81%    to   1.83%
    2015         25,330   18.33   to     19.32       475,748  0.35%    to    1.25%   1.88%    to   1.91%

THE HARTFORD BALANCED INCOME FUND
    2019         23,098   18.08   to     19.33       425,307  0.50%    to    1.25%   1.96%    to   2.59%
    2018         39,809   15.39   to     16.33       632,665  0.50%    to    1.25%   2.79%    to   3.99%
    2017         12,184   16.44   to     17.49       203,216  0.35%    to    1.25%     --     to   2.60%
    2016          8,689   14.94   to     15.61       132,190  0.50%    to    1.25%   1.99%    to   2.78%
    2015          8,695   13.60   to     13.60       121,245  1.25%    to    1.25%   2.86%    to   2.86%

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND+
    2019             --   11.44   to     14.22            --    --     to      --    2.08%    to   2.71%
    2018          2,415   11.61   to     12.32        28,461  0.50%    to    1.25%   0.51%    to   0.72%
    2017          2,058   15.98   to     16.83        33,485  0.50%    to    1.25%   0.03%    to   1.39%
    2016         19,706   12.05   to     12.59       246,831  0.50%    to    1.25%   0.65%    to   0.75%
    2015          2,356   12.98   to     13.24        30,813  0.85%    to    1.25%   0.50%    to   0.59%

THE HARTFORD MIDCAP VALUE FUND
    2019          8,749   19.35   to     20.68       174,528  0.50%    to    1.25%   0.38%    to   0.61%
    2018          6,393   15.03   to     15.27        96,397  1.05%    to    1.25%   0.20%    to   0.27%
    2017          6,849   17.86   to     18.61       122,749  0.65%    to    1.25%     --     to     --
    2016          6,707   15.99   to     16.57       108,206  0.65%    to    1.25%   0.03%    to   0.03%
    2015          4,883   14.41   to     14.84        70,991  0.65%    to    1.25%   0.19%    to   0.20%

HOTCHKIS AND WILEY LARGE CAP VALUE FUND
    2019         24,324   23.57   to     23.59       617,872    --     to    1.25%     --     to   1.30%
    2018         30,411   18.31   to     18.56       604,219    --     to    1.25%   1.50%    to   1.51%
    2017         31,960   21.40   to     21.97       746,868    --     to    1.25%     --     to   1.37%
    2016         34,892   18.76   to     21.02       708,396  0.35%    to    1.25%   1.81%    to   1.90%
    2015         36,635   15.91   to     17.67       627,728  0.35%    to    1.25%   0.91%    to   1.12%

INVESCO V.I. TECHNOLOGY FUND
    2019         17,482   30.89   to     36.86       540,859    --     to    0.70%     --     to     --
    2018         19,846   22.90   to     27.13       454,934    --     to    0.70%     --     to     --
    2017         16,614   23.16   to     27.25       385,361    --     to    0.70%     --     to     --
    2016          6,049   17.26   to     17.26       104,405  0.70%    to    0.70%     --     to     --
    2015          6,203   17.51   to     17.51       108,632  0.70%    to    0.70%     --     to     --

INVESCO TECHNOLOGY FUND
    2019         37,304   24.03   to     28.43       914,822  0.35%    to    1.25%     --     to     --
    2018         36,930   17.95   to     21.04       688,069  0.35%    to    1.25%     --     to     --
    2017         30,902   18.30   to     21.25       578,885  0.35%    to    1.25%     --     to     --
    2016         23,214   13.75   to     15.83       325,544  0.35%    to    1.25%     --     to     --
    2015         23,459   14.06   to     16.05       345,425  0.35%    to    1.25%     --     to     --

IVY NATURAL RESOURCES FUND
    2019        156,362    5.92   to      7.13       959,052    --     to    1.25%   2.17%    to   2.31%
    2018        171,242    5.40   to      6.59       973,056    --     to    1.25%   0.22%    to   0.23%
    2017        187,183    7.06   to      8.73     1,427,348    --     to    1.25%     --     to     --
    2016        209,511    5.50   to      8.56     1,540,499  0.35%    to    1.25%   0.32%    to   0.35%
    2015        215,409    4.45   to      6.98     1,263,933  0.35%    to    1.25%     --     to     --

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

THE HARTFORD EQUITY INCOME FUND
    2019        24.28%    to    25.41%
    2018        (9.18)%   to    (8.36)%
    2017        15.95%    to    17.00%
    2016        13.42%    to    14.44%
    2015        (1.99)%   to    (1.08)%

THE HARTFORD BALANCED INCOME FUND
    2019        17.47%    to    18.36%
    2018        (6.61)%   to    (6.35)%
    2017        10.04%    to    11.03%
    2016         9.83%    to    10.66%
    2015        (1.60)%   to    (1.60)%

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND+
    2019        (7.18)%   to    22.49%
    2018       (27.35)%   to   (26.80)%
    2017        32.67%    to    33.67%
    2016        (7.19)%   to    (6.49)%
    2015         7.82%    to     8.25%

THE HARTFORD MIDCAP VALUE FUND
    2019        28.76%    to    35.48%
    2018       (15.85)%   to   (15.68)%
    2017        11.66%    to    12.33%
    2016        10.97%    to    11.63%
    2015        (2.88)%   to    (2.30)%

HOTCHKIS AND WILEY LARGE CAP VALUE FUND
    2019        27.13%    to    28.73%
    2018       (15.54)%   to   (14.47)%
    2017        17.12%    to    18.59%
    2016        17.90%    to    18.96%
    2015        (9.13)%   to    (8.26)%

INVESCO V.I. TECHNOLOGY FUND
    2019        34.93%    to    35.88%
    2018        (1.15)%   to    (0.45)%
    2017        34.19%    to    35.13%
    2016        (1.45)%   to    (1.45)%
    2015         6.08%    to     6.08%

INVESCO TECHNOLOGY FUND
    2019        33.92%    to    35.13%
    2018        (1.91)%   to    (1.02)%
    2017        33.10%    to    34.30%
    2016        (2.26)%   to    (1.38)%
    2015         5.35%    to     6.34%

IVY NATURAL RESOURCES FUND
    2019         8.29%    to     9.65%
    2018       (24.52)%   to   (23.57)%
    2017         1.93%    to     3.21%
    2016        22.59%    to    23.70%
    2015       (23.16)%   to   (22.54)%

--------------------------------------------------------------------------------
                                   SA-431

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

IVY LARGE CAP GROWTH FUND
    2019         20,244  $30.70   to   $ 34.92  $    670,365  0.35%    to    1.25%     --     to     --
    2018         27,465   22.58   to     25.91       662,605  0.35%    to    1.25%     --     to     --
    2017         28,708   22.18   to     25.69       679,600  0.35%    to    1.25%     --     to     --
    2016         33,147   17.24   to     20.14       612,550  0.35%    to    1.25%     --     to     --
    2015         30,293   17.09   to     20.15       554,888  0.35%    to    1.25%     --     to     --

IVY SCIENCE & TECHNOLOGY FUND
    2019         40,534   39.94   to     43.91     1,687,510  0.50%    to    1.25%     --     to     --
    2018         39,328   26.92   to     29.38     1,101,652  0.50%    to    1.25%     --     to     --
    2017         51,871   28.73   to     29.12     1,552,868  0.15%    to    1.25%     --     to     --
    2016         56,557   21.90   to     23.55     1,285,185  0.50%    to    1.25%     --     to     --
    2015         58,072   21.61   to     21.80     1,306,363  0.15%    to    1.25%     --     to     --

IVY ASSET STRATEGY FUND
    2019         19,346   18.32   to     19.86       356,318  0.50%    to    1.25%   2.14%    to   2.24%
    2018         28,590   15.24   to     16.40       444,629  0.50%    to    1.25%   1.13%    to   1.53%
    2017         28,832   16.32   to     17.43       480,159  0.50%    to    1.25%   0.13%    to   1.07%
    2016         94,157   13.95   to     15.38     1,367,410    --     to    1.25%     --     to     --
    2015         97,353   14.93   to     16.26     1,503,239    --     to    1.25%   0.20%    to   0.23%

JANUS HENDERSON FORTY PORTFOLIO
    2019         69,594   39.97   to     41.61     2,895,720    --     to    0.70%   0.15%    to   0.15%
    2018         80,383   29.14   to     30.55     2,455,623    --     to    0.70%     --     to     --
    2017         81,016   28.58   to     30.17     2,443,939    --     to    0.70%     --     to     --
    2016         84,041   23.31   to     23.31     1,959,219  0.70%    to    0.70%     --     to     --
    2015         95,240   22.97   to     22.97     2,187,837  0.70%    to    0.70%     --     to     --

JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO
    2019         13,719   21.32   to     24.94       293,095    --     to    0.70%   0.99%    to   1.01%
    2018         15,065   16.64   to     19.32       251,088    --     to    0.70%   1.11%    to   1.14%
    2017         17,892   17.99   to     20.75       322,348    --     to    0.70%   0.25%    to   0.80%
    2016         20,455   14.26   to     14.26       291,701  0.70%    to    0.70%   1.06%    to   1.06%
    2015         23,940   14.07   to     14.07       336,829  0.70%    to    0.70%   0.67%    to   0.67%

JANUS HENDERSON ENTERPRISE PORTFOLIO
    2019          2,387   42.40   to     42.97       101,248    --     to    0.70%   0.19%    to   0.20%
    2018          3,289   31.51   to     31.71       103,666    --     to    0.70%   0.17%    to   0.24%
    2017         13,142   31.84   to     31.87       418,777    --     to    0.70%     --     to   0.25%
    2016         11,687   25.18   to     25.18       294,335  0.70%    to    0.70%   0.15%    to   0.15%
    2015         12,438   22.57   to     22.57       280,733  0.70%    to    0.70%   1.24%    to   1.24%

JANUS HENDERSON BALANCED PORTFOLIO
    2019         16,884   27.97   to     27.97       472,225  0.70%    to    0.70%   1.90%    to   1.90%
    2018         17,951   22.98   to     22.98       412,426  0.70%    to    0.70%   2.12%    to   2.12%
    2017         16,533   22.98   to     22.98       379,939  0.70%    to    0.70%   1.61%    to   1.61%
    2016         17,267   19.54   to     19.54       337,412  0.70%    to    0.70%   2.09%    to   2.09%
    2015         23,920   18.81   to     18.81       449,975  0.70%    to    0.70%   1.58%    to   1.58%

JANUS HENDERSON OVERSEAS PORTFOLIO
    2019         15,456   11.03   to     13.96       214,773    --     to    0.70%   1.93%    to   1.93%
    2018         16,409    8.68   to     11.07       180,803    --     to    0.70%   1.50%    to   1.76%
    2017         23,230   10.21   to     13.11       303,438    --     to    0.70%   1.78%    to   2.05%
    2016         17,440    7.79   to     10.07       173,431    --     to    0.70%   4.68%    to   4.78%
    2015         20,349    8.32   to     10.84       218,168    --     to    0.70%   0.59%    to   0.60%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

IVY LARGE CAP GROWTH FUND
    2019        34.77%    to    35.99%
    2018         0.86%    to     1.78%
    2017        27.55%    to    28.70%
    2016        (0.06)%   to     0.85%
    2015         5.56%    to     6.56%

IVY SCIENCE & TECHNOLOGY FUND
    2019        48.35%    to    49.47%
    2018        (6.29)%   to    (5.58)%
    2017        31.16%    to    32.61%
    2016         0.48%    to     1.23%
    2015        (4.31)%   to    (3.25)%

IVY ASSET STRATEGY FUND
    2019        20.21%    to    21.11%
    2018        (6.63)%   to    (5.92)%
    2017        16.99%    to    17.87%
    2016        (6.58)%   to    (5.41)%
    2015        (9.56)%   to    (8.44)%

JANUS HENDERSON FORTY PORTFOLIO
    2019        36.20%    to    37.16%
    2018         1.27%    to     1.98%
    2017        29.41%    to    30.31%
    2016         1.48%    to     1.48%
    2015        11.46%    to    11.46%

JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO
    2019        28.14%    to    29.04%
    2018        (7.52)%   to    (6.87)%
    2017        26.14%    to    27.03%
    2016         1.36%    to     1.36%
    2015        (2.97)%   to    (2.97)%

JANUS HENDERSON ENTERPRISE PORTFOLIO
    2019        34.54%    to    35.49%
    2018        (1.11)%   to    (0.41)%
    2017        26.53%    to    27.42%
    2016        11.58%    to    11.58%
    2015         3.30%    to     3.30%

JANUS HENDERSON BALANCED PORTFOLIO
    2019        21.73%    to    21.73%
    2018        (0.02)%   to    (0.02)%
    2017        17.61%    to    17.61%
    2016         3.87%    to     3.87%
    2015        (0.10)%   to    (0.10)%

JANUS HENDERSON OVERSEAS PORTFOLIO
    2019        26.13%    to    27.02%
    2018       (15.54)%   to   (14.94)%
    2017        30.21%    to    31.12%
    2016        (7.10)%   to    (6.45)%
    2015        (9.25)%   to    (8.63)%

--------------------------------------------------------------------------------
                                   SA-432

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

JANUS HENDERSON FLEXIBLE BOND FUND
    2019          2,357  $14.68   to   $ 14.68  $     34,597  0.50%    to    0.50%   1.03%    to   2.65%
    2018          2,249   12.59   to     13.52        29,976  0.50%    to    1.25%   2.72%    to   2.73%
    2017          2,246   12.92   to     13.77        30,537  0.50%    to    1.25%   2.57%    to   2.57%
    2016          1,802   12.67   to     13.41        23,825  0.50%    to    1.25%   1.72%    to   2.34%
    2015          1,757   13.19   to     13.19        23,171  0.50%    to    0.50%   2.25%    to   2.25%

JANUS HENDERSON FORTY FUND
    2019        175,411   46.99   to     58.75     7,142,367    --     to    1.25%     --     to     --
    2018        186,660   34.91   to     43.10     5,570,942    --     to    1.25%     --     to     --
    2017        212,385   34.98   to     42.65     6,265,461    --     to    1.25%     --     to     --
    2016        256,572   19.11   to     27.44     5,560,346  0.35%    to    1.25%     --     to     --
    2015        269,318   18.90   to     27.38     5,747,997  0.35%    to    1.25%     --     to     --

JANUS HENDERSON BALANCED FUND
    2019         93,210   24.24   to     26.22     2,409,412  0.50%    to    1.25%   1.08%    to   1.60%
    2018        144,037   20.10   to     22.63     3,097,454    --     to    1.25%   1.29%    to   1.38%
    2017        140,230   20.30   to     22.57     3,018,011    --     to    1.25%   1.57%    to   1.65%
    2016        148,318   17.41   to     19.12     2,706,936    --     to    1.25%   1.82%    to   1.87%
    2015        129,474   16.92   to     18.35     2,288,895    --     to    1.25%   1.28%    to   1.31%

JANUS HENDERSON ENTERPRISE FUND
    2019         29,024   45.39   to     49.10     1,363,009  0.50%    to    1.25%     --     to     --
    2018         38,165   34.12   to    106.30     1,403,572    --     to    1.25%     --     to     --
    2017         47,694   35.00   to    114.58     1,770,538    --     to    1.25%     --     to     --
    2016         52,005   28.12   to     92.57     1,535,454    --     to    1.25%     --     to     --
    2015         39,833   25.51   to     26.78     1,035,851  0.50%    to    1.25%   0.08%    to   0.10%

JANUS HENDERSON OVERSEAS FUND
    2019        140,182   11.38   to     12.97     1,693,803    --     to    1.25%     --     to   1.37%
    2018        158,980    9.09   to     10.24     1,530,297    --     to    1.25%   0.55%    to   0.58%
    2017        170,168   10.91   to     12.13     1,949,705    --     to    1.25%     --     to   1.53%
    2016        187,259    8.44   to      9.03     1,648,498  0.35%    to    1.25%   0.79%    to   0.92%
    2015        205,564    9.20   to      9.76     1,966,900  0.35%    to    1.25%   3.12%    to   3.27%

JANUS HENDERSON GLOBAL RESEARCH FUND
    2019          9,937   15.63   to     25.98       192,337  0.35%    to    1.25%   0.73%    to   0.90%
    2018         11,598   12.21   to     20.48       172,793  0.35%    to    1.25%   0.51%    to   0.52%
    2017         15,626   13.21   to     22.36       276,164  0.35%    to    1.25%   0.22%    to   0.32%
    2016         19,498   10.48   to     17.90       263,146  0.35%    to    1.25%   0.41%    to   0.46%
    2015         26,089   10.35   to     17.84       323,796  0.35%    to    1.25%   0.28%    to   0.65%

JANUS HENDERSON MID CAP VALUE FUND
    2019         41,771   26.21   to     29.89     1,169,668    --     to    1.25%     --     to   0.66%
    2018         43,187   20.44   to     23.02       939,160    --     to    1.25%   0.42%    to   0.46%
    2017         41,736   23.95   to     26.63     1,058,257    --     to    1.25%   0.09%    to   0.11%
    2016         22,069   21.34   to     22.15       478,423  0.75%    to    1.25%   0.57%    to   0.58%
    2015         19,201   18.24   to     19.59       355,015  0.15%    to    1.25%   0.00%    to   1.02%

PGIM JENNISON NATURAL RESOURCES FUND, INC.
    2019         59,790    6.18   to      6.83       402,188    --     to    1.25%     --     to   0.96%
    2018         82,540    5.37   to     27.70       479,224    --     to    1.25%   1.20%    to   2.20%
    2017         86,530    7.54   to      8.13       697,171    --     to    1.25%     --     to     --
    2016         93,009    7.28   to      7.74       716,124    --     to    1.25%   1.28%    to   1.36%
    2015         91,409    5.49   to      5.77       526,194    --     to    1.25%     --     to     --

                      TOTAL RETURN
                     RATIO LOWEST TO
SUB-ACCOUNT            HIGHEST***
------------  ---------------------------

JANUS HENDERSON FLEXIBLE BOND FUND
    2019         8.57%    to     16.58%
    2018        (2.54)%   to     (1.81)%
    2017         1.93%    to      2.69%
    2016         0.90%    to      1.66%
    2015        (0.69)%   to     (0.69)%

JANUS HENDERSON FORTY FUND
    2019        34.61%    to     36.30%
    2018        (0.22)%   to      1.04%
    2017        27.50%    to     29.10%
    2016         0.21%    to      1.12%
    2015        10.84%    to     11.84%

JANUS HENDERSON BALANCED FUND
    2019        15.86%    to     20.58%
    2018        (0.99)%   to      0.26%
    2017        16.59%    to     18.05%
    2016         2.91%    to      4.20%
    2015        (1.05)%   to      0.22%

JANUS HENDERSON ENTERPRISE FUND
    2019       (53.81)%   to     33.05%
    2018        (7.23)%   to     (2.53)%
    2017        23.78%    to     24.47%
    2016         9.81%    to     10.25%
    2015         1.75%    to      2.52%

JANUS HENDERSON OVERSEAS FUND
    2019        25.14%    to     26.71%
    2018       (16.65)%   to    (15.60)%
    2017        29.28%    to     30.90%
    2016        (8.33)%   to     (7.51)%
    2015        (9.94)%   to     (9.15)%

JANUS HENDERSON GLOBAL RESEARCH FUND
    2019        26.87%    to     28.02%
    2018        (8.39)%   to     (7.55)%
    2017        24.88%    to     26.00%
    2016         0.37%    to      1.27%
    2015        (3.74)%   to     (2.91)%

JANUS HENDERSON MID CAP VALUE FUND
    2019        28.23%    to     29.85%
    2018       (14.66)%   to    (13.58)%
    2017        12.25%    to     13.65%
    2016        16.96%    to     17.55%
    2015        (5.27)%   to     (4.23)%

PGIM JENNISON NATURAL RESOURCES FUND, INC.
    2019       (75.34)%   to     15.06%
    2018       (28.74)%   to    240.88%
    2017         3.66%    to      4.96%
    2016        32.56%    to     34.22%
    2015       (30.26)%   to    (18.00)%

--------------------------------------------------------------------------------
                                   SA-433

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

PGIM JENNISON MID-CAP GROWTH FUND, INC.
    2019         15,574  $43.45   to   $ 47.89  $    708,315  0.35%    to    1.25%     --     to     --
    2018         18,105   32.08   to     35.04       608,274  0.35%    to    1.25%     --     to     --
    2017         25,321   35.48   to     38.41       945,344  0.35%    to    1.25%     --     to     --
    2016         27,811   29.38   to     31.52       853,898  0.35%    to    1.25%     --     to     --
    2015         26,642   28.65   to     30.88       793,283  0.15%    to    1.25%     --     to     --

PGIM JENNISON 20/20 FOCUS FUND
    2019          4,263   41.59   to     45.10       184,367  0.50%    to    1.25%   0.07%    to   0.25%
    2018          6,943   32.75   to     35.26       232,380  0.50%    to    1.25%   0.29%    to   0.30%
    2017          7,698   34.96   to     37.35       274,867  0.50%    to    1.25%     --     to     --
    2016         12,113   27.97   to     29.66       348,498  0.50%    to    1.25%     --     to     --
    2015         12,321   27.45   to     28.89       346,948  0.50%    to    1.25%     --     to     --

JPMORGAN LARGE CAP GROWTH FUND
    2019            305   26.09   to     26.09         7,955  1.25%    to    1.25%     --     to     --
    2018          4,877   19.04   to     19.27        93,914  1.05%    to    1.25%     --     to     --
    2017          5,246   19.27   to     19.46       102,053  1.05%    to    1.25%     --     to     --
    2016          4,890   14.28   to     14.28        69,846  1.05%    to    1.05%     --     to     --
    2015          4,818   14.75   to     14.75        71,079  1.05%    to    1.05%     --     to     --

JPMORGAN CORE BOND FUND
    2019        337,619   13.53   to     15.49     5,135,087    --     to    1.25%   2.51%    to   2.57%
    2018        239,908   12.67   to     14.33     3,362,947    --     to    1.25%   2.54%    to   2.59%
    2017        259,562   12.84   to     14.34     3,659,368    --     to    1.25%   2.41%    to   2.43%
    2016        207,389   12.56   to     13.85     2,829,027    --     to    1.25%   2.22%    to   2.24%
    2015        186,199   12.45   to     13.56     2,487,251    --     to    1.25%   2.27%    to   2.35%

JPMORGAN SMALL CAP EQUITY FUND
    2019          1,155   50.55   to     55.72        60,031  0.35%    to    1.25%     --     to   0.32%
    2018          1,070   39.96   to     43.65        43,876  0.35%    to    1.25%   0.06%    to   0.09%
    2017          1,467   44.58   to     48.26        67,303  0.35%    to    1.25%   0.22%    to   0.23%
    2016          1,434   39.16   to     42.01        57,608  0.35%    to    1.25%   0.16%    to   0.31%
    2015          1,411   32.56   to     34.62        46,606  0.35%    to    1.25%   0.32%    to   0.33%

JPMORGAN SMALL CAP GROWTH FUND
    2019         12,428   65.53   to     71.07       828,739  0.50%    to    1.25%     --     to     --
    2018         12,630   48.40   to     52.10       621,139  0.50%    to    1.25%     --     to     --
    2017         11,212   51.49   to     56.73       585,891  0.15%    to    1.25%     --     to     --
    2016         11,952   36.94   to     39.17       445,798  0.50%    to    1.25%     --     to     --
    2015         10,348   34.70   to     37.40       362,347  0.15%    to    1.25%     --     to     --

JPMORGAN SMALL CAP VALUE FUND
    2019          8,907   41.49   to     47.50       402,228    --     to    1.25%   0.96%    to   1.06%
    2018          9,077   35.36   to     39.98       345,038    --     to    1.25%   0.71%    to   0.78%
    2017          8,389   41.77   to     46.63       373,754    --     to    1.25%   0.63%    to   0.64%
    2016          7,141   41.10   to     45.32       311,192    --     to    1.25%   0.32%    to   0.64%
    2015         22,238   32.05   to     34.90       769,263    --     to    1.25%   0.86%    to   1.05%

JPMORGAN U.S. EQUITY FUND
    2019         25,938   29.88   to     33.79       798,006    --     to    1.25%   0.33%    to   0.70%
    2018         50,927   13.42   to     22.99     1,245,220    --     to    1.25%   0.68%    to   0.80%
    2017         69,973   16.24   to     24.84     1,848,789    --     to    1.25%   0.73%    to   0.76%
    2016         73,556   20.77   to     22.62     1,620,515    --     to    1.25%   0.81%    to   0.89%
    2015         77,235   19.03   to     20.47     1,552,547    --     to    1.25%   0.77%    to   0.81%

                      TOTAL RETURN
                     RATIO LOWEST TO
SUB-ACCOUNT            HIGHEST***
------------  ---------------------------

PGIM JENNISON MID-CAP GROWTH FUND, INC.
    2019        35.45%    to     36.68%
    2018        (9.60)%   to     (8.77)%
    2017        20.76%    to     21.85%
    2016         2.55%    to      3.47%
    2015        (3.92)%   to     (2.85)%

PGIM JENNISON 20/20 FOCUS FUND
    2019        26.96%    to     27.92%
    2018        (6.32)%   to     (5.61)%
    2017        25.02%    to     25.96%
    2016         1.88%    to      2.65%
    2015         3.20%    to      3.96%

JPMORGAN LARGE CAP GROWTH FUND
    2019        35.38%    to     37.01%
    2018        (1.20)%   to     (1.00)%
    2017        36.01%    to     36.28%
    2016        (3.18)%   to     (3.18)%
    2015         4.63%    to      4.63%

JPMORGAN CORE BOND FUND
    2019         6.72%    to      8.06%
    2018        (1.30)%   to     (0.06)%
    2017         2.27%    to      3.55%
    2016         0.83%    to      2.10%
    2015        (0.76)%   to      0.54%

JPMORGAN SMALL CAP EQUITY FUND
    2019        26.51%    to     27.65%
    2018       (10.37)%   to     (9.56)%
    2017        13.86%    to     14.88%
    2016        20.26%    to     21.35%
    2015        (3.07)%   to     (2.18)%

JPMORGAN SMALL CAP GROWTH FUND
    2019        35.40%    to     36.42%
    2018        (6.01)%   to     (5.30)%
    2017        39.38%    to     40.92%
    2016         6.46%    to      7.26%
    2015        (3.37)%   to     (2.29)%

JPMORGAN SMALL CAP VALUE FUND
    2019        17.35%    to     18.82%
    2018       (15.34)%   to    (14.27)%
    2017         1.62%    to      2.89%
    2016        28.26%    to     29.86%
    2015        (8.95)%   to     (7.79)%

JPMORGAN U.S. EQUITY FUND
    2019        29.97%    to    151.77%
    2018       (17.36)%   to     (7.46)%
    2017        11.62%    to     19.63%
    2016         9.12%    to     10.49%
    2015        (0.78)%   to      0.45%

--------------------------------------------------------------------------------
                                   SA-434

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

JPMORGAN SMARTRETIREMENT 2020 FUND
    2019        342,833  $15.62   to   $ 17.45  $  5,569,206    --     to    1.25%   1.09%    to   2.55%
    2018        455,592   13.69   to     17.57     6,550,260    --     to    1.25%   2.61%    to   2.76%
    2017        473,980   14.68   to     19.73     7,245,610    --     to    1.25%   1.81%    to   2.28%
    2016        444,833   13.07   to     14.07     5,973,984    --     to    1.25%   2.30%    to   2.49%
    2015        362,306   12.54   to     13.33     4,634,534    --     to    1.25%   1.66%    to   2.23%

JPMORGAN SMARTRETIREMENT 2025 FUND
    2019        510,095   16.54   to     18.48     8,713,640    --     to    1.25%   0.86%    to   2.41%
    2018        533,884   14.17   to     17.26     7,819,330    --     to    1.25%   2.42%    to   3.67%
    2017        539,559   15.40   to     19.53     8,546,285    --     to    1.25%   2.01%    to   2.02%
    2016        519,230   13.44   to     14.47     7,149,138    --     to    1.25%   2.01%    to   2.06%
    2015        442,017   12.86   to     13.67     5,790,688    --     to    1.25%   1.90%    to   2.04%

JPMORGAN SMARTRETIREMENT 2030 FUND
    2019        442,585   17.29   to     19.32     8,024,201    --     to    1.25%   0.60%    to   2.26%
    2018        535,177   14.54   to     18.60     8,296,328    --     to    1.25%   2.31%    to   2.37%
    2017        566,778   15.98   to     21.37     9,493,663    --     to    1.25%   1.69%    to   1.97%
    2016        549,121   13.63   to     14.67     7,778,627    --     to    1.25%   1.91%    to   2.51%
    2015        430,883   13.04   to     13.86     5,729,070    --     to    1.25%   1.99%    to   2.28%

JPMORGAN SMARTRETIREMENT 2035 FUND
    2019        297,252   17.86   to     19.95     5,506,462    --     to    1.25%   0.50%    to   2.01%
    2018        337,707   14.80   to     17.95     5,202,071    --     to    1.25%   2.12%    to   2.49%
    2017        309,189   16.47   to     20.79     5,268,564    --     to    1.25%   1.74%    to   1.84%
    2016        273,089   13.88   to     14.94     3,903,757    --     to    1.25%   1.76%    to   2.09%
    2015        236,467   13.24   to     14.07     3,219,591    --     to    1.25%   1.83%    to   1.87%

JPMORGAN SMARTRETIREMENT 2040 FUND
    2019        290,340   18.32   to     20.48     5,547,066    --     to    1.25%     --     to   0.32%
    2018        406,670   14.99   to     19.21     6,420,938    --     to    1.25%   1.94%    to   2.32%
    2017        451,463   16.82   to     22.52     7,923,024    --     to    1.25%   1.79%    to   1.91%
    2016        388,086   14.01   to     15.08     5,616,147    --     to    1.25%   2.05%    to   2.14%
    2015        256,475   13.32   to     14.16     3,513,239    --     to    1.25%   2.15%    to   2.38%

JPMORGAN SMARTRETIREMENT 2045 FUND
    2019        222,483   18.43   to     20.60     4,229,039    --     to    1.25%   0.24%    to   1.84%
    2018        236,962   14.99   to     18.33     3,689,674    --     to    1.25%   2.28%    to   2.62%
    2017        203,740   16.87   to     21.42     3,553,275    --     to    1.25%   1.35%    to   1.95%
    2016        194,720   14.03   to     15.10     2,807,659    --     to    1.25%   1.48%    to   1.74%
    2015        198,040   13.34   to     14.18     2,703,313    --     to    1.25%   1.85%    to   2.02%

JPMORGAN SMARTRETIREMENT 2050 FUND
    2019        179,383   18.41   to     20.57     3,434,363    --     to    1.25%     --     to     --
    2018        186,801   14.97   to     18.36     2,907,745    --     to    1.25%   2.04%    to   2.51%
    2017        183,962   16.85   to     21.39     3,197,013    --     to    1.25%   1.52%    to   1.57%
    2016        194,373   14.01   to     15.08     2,784,307    --     to    1.25%   2.07%    to   2.37%
    2015        116,362   13.32   to     14.16     1,586,288    --     to    1.25%   1.98%    to   2.21%

JPMORGAN SMARTRETIREMENT INCOME FUND
    2019        140,340   13.89   to     15.53     2,041,315    --     to    1.25%   1.12%    to   2.68%
    2018        195,034   12.34   to     16.74     2,509,469    --     to    1.25%   2.56%    to   3.10%
    2017        205,203   13.12   to     14.30     2,785,420    --     to    1.25%   2.25%    to   2.78%
    2016         78,857   11.98   to     12.89       978,827    --     to    1.25%   1.44%    to   2.77%
    2015         68,984   11.56   to     11.56       809,399  1.25%    to    1.25%   2.10%    to   2.10%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

JPMORGAN SMARTRETIREMENT 2020 FUND
    2019        (0.67)%   to    14.06%
    2018       (10.95)%   to    (6.75)%
    2017         9.25%    to    12.32%
    2016         4.27%    to     5.58%
    2015        (2.20)%   to    (0.98)%

JPMORGAN SMARTRETIREMENT 2025 FUND
    2019         7.07%    to    16.70%
    2018       (11.62)%   to    (7.98)%
    2017        11.60%    to    14.55%
    2016         4.57%    to     5.88%
    2015        (2.38)%   to    (1.19)%

JPMORGAN SMARTRETIREMENT 2030 FUND
    2019         3.85%    to    18.89%
    2018       (12.96)%   to    (8.99)%
    2017        13.91%    to    17.19%
    2016         4.56%    to     5.88%
    2015        (2.78)%   to    (1.57)%

JPMORGAN SMARTRETIREMENT 2035 FUND
    2019        11.17%    to    20.68%
    2018       (13.66)%   to   (10.17)%
    2017        15.63%    to    18.67%
    2016         4.83%    to     6.15%
    2015        (2.93)%   to    (1.71)%

JPMORGAN SMARTRETIREMENT 2040 FUND
    2019         6.59%    to    22.20%
    2018       (14.70)%   to   (10.87)%
    2017        16.81%    to    20.06%
    2016         5.21%    to     6.53%
    2015        (3.13)%   to    (1.88)%

JPMORGAN SMARTRETIREMENT 2045 FUND
    2019        12.37%    to    22.94%
    2018       (14.43)%   to   (11.15)%
    2017        17.24%    to    20.25%
    2016         5.22%    to     6.54%
    2015        (3.01)%   to    (1.76)%

JPMORGAN SMARTRETIREMENT 2050 FUND
    2019        12.06%    to    22.97%
    2018       (14.17)%   to   (11.17)%
    2017        17.33%    to    20.29%
    2016         5.15%    to     6.47%
    2015        (3.03)%   to    (1.78)%

JPMORGAN SMARTRETIREMENT INCOME FUND
    2019        (7.25)%   to    12.55%
    2018        (5.90)%   to    17.09%
    2017         9.51%    to    10.88%
    2016         3.67%    to     4.97%
    2015        (2.49)%   to    (2.49)%

--------------------------------------------------------------------------------
                                   SA-435

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

JPMORGAN SMARTRETIREMENT 2055 FUND
    2019         97,687  $18.23   to   $ 20.08  $  1,834,309    --     to    1.25%   0.28%    to   1.92%
    2018         86,343   14.82   to     20.68     1,311,024    --     to    1.25%   2.36%    to   2.46%
    2017         66,297   16.67   to     23.88     1,131,155    --     to    1.25%   1.94%    to   2.19%
    2016         38,801   13.87   to     14.71       548,239    --     to    1.25%   1.10%    to   2.30%
    2015         25,290   13.18   to     13.81       344,647    --     to    1.25%   3.25%    to   3.99%

KEELEY SMALL CAP VALUE FUND+
    2019             --   15.20   to     19.06            --    --     to    1.25%   0.39%    to   0.39%
    2018         55,099   15.29   to     17.80       976,208    --     to    1.25%   0.20%    to   0.22%
    2017         65,407   19.00   to     21.84     1,432,203    --     to    1.25%   0.18%    to   0.71%
    2016         75,769   18.38   to     33.35     1,573,223    --     to    1.25%   0.43%    to   0.52%
    2015         90,096   15.65   to     29.58     1,608,260    --     to    1.25%     --     to     --

LOOMIS SAYLES BOND FUND
    2019        165,248   20.67   to     23.67     3,848,732    --     to    1.25%   3.31%    to   3.32%
    2018        170,970   18.85   to     21.32     3,594,216    --     to    1.25%   2.81%    to   2.81%
    2017        176,236   19.76   to     22.06     3,841,558    --     to    1.25%   3.11%    to   3.25%
    2016        179,951   18.71   to     20.63     3,648,925    --     to    1.25%   1.65%    to   1.66%
    2015        186,740   17.52   to     19.08     3,503,069    --     to    1.25%   2.71%    to   4.03%

LKCM AQUINAS CATHOLIC EQUITY FUND
    2019          6,194   25.84   to     25.84       160,076  1.05%    to    1.05%     --     to   0.51%
    2018          5,176   19.91   to     20.26       103,065  0.85%    to    1.05%     --     to   0.40%
    2017          5,650   21.52   to     22.82       123,256  0.50%    to    1.25%     --     to   0.30%
    2016         26,923   18.04   to     18.99       502,754  0.50%    to    1.25%   0.21%    to   0.25%
    2015         18,184   16.68   to     17.07       307,171  0.85%    to    1.25%   0.24%    to   0.60%

LORD ABBETT AFFILIATED FUND
    2019         23,303   18.84   to     20.08       457,148  0.50%    to    1.25%   1.19%    to   2.13%
    2018         24,591   16.26   to     17.14       389,002  0.15%    to    1.25%   1.98%    to   2.12%
    2017         27,665   16.42   to     17.82       471,171  0.50%    to    1.25%   2.19%    to   2.22%
    2016         33,953   14.21   to     16.06       501,446  0.50%    to    1.25%   1.58%    to   2.54%
    2015         52,646   12.17   to     13.86       658,787  0.50%    to    1.25%   2.09%    to   2.34%

LORD ABBETT FUNDAMENTAL EQUITY FUND
    2019         76,593   22.80   to     33.10     2,484,812    --     to    1.25%   1.32%    to   1.49%
    2018         94,695   18.85   to     26.97     2,740,664    --     to    1.25%   0.85%    to   1.35%
    2017        136,160   20.89   to     29.46     3,938,078    --     to    1.25%   0.91%    to   1.25%
    2016        159,521   23.15   to     26.08     4,289,199    --     to    1.25%   1.58%    to   1.59%
    2015        163,088   20.26   to     22.53     3,870,390    --     to    1.25%   1.31%    to   1.33%

LORD ABBETT BOND DEBENTURE FUND
    2019        119,102   20.40   to     21.27     2,381,542    --     to    1.25%   2.19%    to   4.09%
    2018        124,908   17.98   to     18.76     2,222,576    --     to    1.25%   4.29%    to   4.44%
    2017        131,544   18.97   to     19.50     2,438,132    --     to    1.25%   0.08%    to   4.22%
    2016        158,332   17.20   to     17.78     2,691,499  0.35%    to    1.25%   4.73%    to   4.74%
    2015        149,998   15.36   to     16.02     2,286,319  0.35%    to    1.25%   4.41%    to   4.46%

LORD ABBETT GROWTH OPPORTUNITIES FUND
    2019          5,639   25.86   to     28.41       149,043  0.50%    to    1.25%     --     to     --
    2018          9,394   19.15   to     20.88       186,817  0.50%    to    1.25%     --     to     --
    2017         10,144   21.71   to     23.19       201,958  0.50%    to    1.25%     --     to     --
    2016          9,747   17.76   to     19.15       160,410  0.50%    to    1.25%     --     to     --
    2015          9,454   17.67   to     19.23       151,206  0.50%    to    1.25%     --     to     --

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

JPMORGAN SMARTRETIREMENT 2055 FUND
    2019        (2.92)%   to    23.01%
    2018       (13.40)%   to   (11.10)%
    2017        17.69%    to    20.18%
    2016         5.22%    to     6.54%
    2015        (3.00)%   to    (1.78)%

KEELEY SMALL CAP VALUE FUND+
    2019           --     to       --
    2018       (19.54)%   to   (18.52)%
    2017         3.36%    to     4.65%
    2016        12.75%    to    17.47%
    2015       (22.81)%   to   (12.61)%

LOOMIS SAYLES BOND FUND
    2019         9.66%    to    11.04%
    2018        (4.59)%   to    (3.39)%
    2017         5.59%    to     6.92%
    2016         6.83%    to     8.17%
    2015        (8.48)%   to    (7.31)%

LKCM AQUINAS CATHOLIC EQUITY FUND
    2019        27.52%    to    29.79%
    2018        (8.93)%   to    (8.75)%
    2017        19.29%    to    20.19%
    2016         8.16%    to     8.97%
    2015        (7.19)%   to    (4.47)%

LORD ABBETT AFFILIATED FUND
    2019         9.89%    to    23.49%
    2018        (8.75)%   to     4.41%
    2017        14.63%    to    15.54%
    2016        15.89%    to    16.76%
    2015        (5.42)%   to    (4.70)%

LORD ABBETT FUNDAMENTAL EQUITY FUND
    2019        20.97%    to    22.76%
    2018        (9.76)%   to    (8.45)%
    2017        11.37%    to    12.97%
    2016        14.31%    to    15.74%
    2015        (4.36)%   to    (3.14)%

LORD ABBETT BOND DEBENTURE FUND
    2019        13.40%    to    13.45%
    2018        (5.21)%   to    (3.79)%
    2017         7.83%    to     9.21%
    2016        10.98%    to    11.99%
    2015        (2.96)%   to    (2.04)%

LORD ABBETT GROWTH OPPORTUNITIES FUND
    2019        35.05%    to    36.07%
    2018        (4.57)%   to    (3.85)%
    2017        21.12%    to    22.23%
    2016        (0.41)%   to     0.54%
    2015         1.19%    to     2.18%

--------------------------------------------------------------------------------
                                   SA-436

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND
    2019          9,403  $25.65   to   $ 76.19  $    222,158  0.50%    to    1.25%   1.39%    to   1.65%
    2018         10,015   18.55   to     20.57       181,402  0.75%    to    1.25%   1.35%    to   1.60%
    2017          9,301   19.62   to     21.90       178,293  0.75%    to    1.25%   1.26%    to   1.48%
    2016          9,572   18.66   to     19.47       155,448  0.85%    to    1.25%   1.67%    to   1.67%
    2015         10,097   16.45   to     17.09       143,634  0.85%    to    1.25%   1.47%    to   1.61%

LORD ABBETT TOTAL RETURN FUND
    2019        345,562   15.52   to     18.06     6,127,661    --     to    1.25%   2.67%    to   2.90%
    2018        339,038   14.53   to     16.67     5,551,684    --     to    1.25%   3.07%    to   3.30%
    2017        358,183   14.89   to     16.83     5,904,584    --     to    1.25%   2.36%    to   2.59%
    2016        325,094   14.57   to     16.21     5,168,988    --     to    1.25%   2.53%    to   2.75%
    2015        170,596   14.21   to     15.58     2,582,645    --     to    1.25%   0.65%    to   2.65%

LORD ABBETT DEVELOPING GROWTH FUND
    2019         32,452   33.95   to     35.59       967,366  0.35%    to    1.25%     --     to     --
    2018         36,500   25.83   to     27.36       841,277  0.35%    to    1.25%     --     to     --
    2017         54,602   24.48   to     26.40     1,217,472    --     to    1.25%     --     to     --
    2016         62,731   18.84   to     20.58     1,085,629    --     to    1.25%     --     to     --
    2015         86,909   19.37   to     21.41     1,590,686    --     to    1.25%     --     to     --

LORD ABBETT INTERNATIONAL EQUITY INV OPT
    2019         36,866   10.89   to     12.94       389,534  0.35%    to    1.25%   1.64%    to   1.70%
    2018         34,175    9.00   to     10.79       297,870  0.35%    to    1.25%   0.30%    to   1.76%
    2017         31,981   11.04   to     13.36       344,487  0.35%    to    1.25%   0.10%    to   2.25%
    2016         29,097    8.86   to     10.81       264,228  0.35%    to    1.25%   2.30%    to   2.88%
    2015         26,438    9.05   to     11.15       239,690  0.35%    to    1.25%   0.82%    to   1.58%

LORD ABBETT VALUE OPPORTUNITIES FUND
    2019        138,097   22.75   to     25.73     3,100,910    --     to    1.25%   0.33%    to   0.35%
    2018        178,043   18.75   to     20.94     3,301,217    --     to    1.25%   0.04%    to   0.04%
    2017        206,974   21.54   to     23.76     4,300,489    --     to    1.25%     --     to     --
    2016        215,247   19.80   to     21.57     4,015,196    --     to    1.25%     --     to     --
    2015        215,035   17.23   to     18.53     3,490,106    --     to    1.25%     --     to     --

CLEARBRIDGE VALUE TRUST
    2019         11,180   17.47   to     21.50       242,677    --     to    1.25%   0.25%    to   0.26%
    2018         12,703   13.76   to     17.15       219,780    --     to    1.25%   0.39%    to   0.40%
    2017         13,407   15.81   to     19.96       265,451    --     to    1.25%     --     to   0.17%
    2016         16,984   17.65   to     81.20       323,601    --     to    1.25%   0.58%    to   0.63%
    2015         17,793   15.90   to     72.65       301,662    --     to    1.25%   0.17%    to   0.18%

BMO MID-CAP VALUE FUND
    2019         48,235   10.29   to     11.42       532,070    --     to    0.85%   1.22%    to   1.27%
    2018         62,384    8.56   to      9.58       577,967    --     to    0.85%   0.60%    to   0.84%
    2017         68,386   11.46   to     11.42       783,515  0.35%    to    0.85%   0.41%    to   0.41%
    2016         46,612   17.15   to     20.84       812,056  0.35%    to    0.85%   0.94%    to   0.96%
    2015         52,116   14.70   to     17.95       775,355  0.35%    to    0.85%   0.38%    to   0.42%

MASSMUTUAL RETIRESMART(SM) BY JPMORGAN 2010 FUND+
    2019             --   10.46   to     10.78            --  0.50%    to    1.25%   2.93%    to   3.05%
    2018          4,934   10.49   to     10.87        53,249  0.50%    to    1.25%   3.88%    to   4.46%
    2017          4,544   11.06   to     11.38        51,347  0.50%    to    1.25%   0.83%    to   1.80%
    2016          5,141   10.16   to     10.37        52,872  0.50%    to    1.25%   2.91%    to   3.02%
    2015          4,357    9.76   to      9.86        42,771  0.65%    to    1.25%   2.96%    to   3.28%

                      TOTAL RETURN
                     RATIO LOWEST TO
SUB-ACCOUNT            HIGHEST***
------------  ---------------------------

LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND
    2019        24.70%    to    310.64%
    2018        (6.10)%   to     (5.44)%
    2017        17.36%    to     18.20%
    2016        13.47%    to     13.92%
    2015        (3.76)%   to     (3.40)%

LORD ABBETT TOTAL RETURN FUND
    2019         6.80%    to      8.33%
    2018        (2.39)%   to     (0.92)%
    2017         2.18%    to      3.82%
    2016         2.49%    to      4.04%
    2015        (2.10)%   to     (1.40)%

LORD ABBETT DEVELOPING GROWTH FUND
    2019        30.09%    to     31.45%
    2018         3.63%    to      4.72%
    2017        28.32%    to     29.92%
    2016        (3.89)%   to     (2.71)%
    2015       (10.01)%   to     (8.90)%

LORD ABBETT INTERNATIONAL EQUITY INV OPT
    2019        19.92%    to     21.01%
    2018       (19.24)%   to    (18.51)%
    2017        23.56%    to     24.67%
    2016        (3.05)%   to     (2.18)%
    2015        (3.96)%   to     (3.05)%

LORD ABBETT VALUE OPPORTUNITIES FUND
    2019        21.33%    to     22.86%
    2018       (12.96)%   to    (11.86)%
    2017         8.79%    to     10.15%
    2016        14.95%    to     16.39%
    2015        (4.08)%   to     (3.03)%

CLEARBRIDGE VALUE TRUST
    2019        25.37%    to     26.94%
    2018       (14.06)%   to    (12.98)%
    2017        13.06%    to     14.48%
    2016        11.01%    to     11.77%
    2015        (4.90)%   to     (3.88)%

BMO MID-CAP VALUE FUND
    2019        19.22%    to     20.24%
    2018       (25.31)%   to    (16.15)%
    2017       (45.17)%   to    (33.18)%
    2016        16.09%    to     16.67%
    2015        (6.80)%   to     (6.31)%

MASSMUTUAL RETIRESMART(SM) BY JPMORGAN 2010 FUND+
    2019           --     to        --
    2018        (5.16)%   to     (4.44)%
    2017         8.87%    to      9.69%
    2016         4.08%    to      4.86%
    2015        (3.61)%   to     (3.00)%

--------------------------------------------------------------------------------
                                   SA-437

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

MFS(R) EMERGING MARKETS DEBT FUND
    2019         15,530  $15.32   to   $ 16.74  $    248,394  0.35%    to    1.25%   0.49%    to   4.47%
    2018         20,418   13.63   to     13.69       288,446    --     to    1.25%   3.36%    to   4.42%
    2017         25,151   14.58   to     15.64       377,477  0.35%    to    1.25%   3.59%    to   4.25%
    2016         35,152   13.50   to     14.21       486,818  0.50%    to    1.25%   4.55%    to   4.57%
    2015         30,882   12.50   to     13.06       392,881  0.50%    to    1.25%   4.37%    to   4.37%

MASSACHUSETTS INVESTORS GROWTH STOCK FUND
    2019        122,973   30.80   to     33.77     4,104,331    --     to    1.25%   0.29%    to   0.32%
    2018        118,290   22.02   to     24.44     2,827,211    --     to    1.25%   0.90%    to   0.91%
    2017        124,511   21.85   to     24.56     2,951,340    --     to    1.25%   0.86%    to   0.94%
    2016        154,073   16.98   to     19.33     2,834,060    --     to    1.25%   0.69%    to   0.80%
    2015        175,323   15.99   to     18.43     3,029,946    --     to    1.25%   0.87%    to   4.17%

MFS HIGH INCOME FUND
    2019         57,976   12.48   to     25.20       959,971  0.35%    to    1.25%   4.73%    to   4.74%
    2018         59,840   10.94   to     22.30       855,051  0.35%    to    1.25%   4.79%    to   4.80%
    2017         83,279   11.35   to     23.35     1,248,158  0.35%    to    1.25%   4.79%    to   4.80%
    2016         88,729   10.73   to     22.27     1,225,091  0.35%    to    1.25%   5.55%    to   5.61%
    2015        117,964    9.49   to     19.89     1,421,904  0.35%    to    1.25%   5.42%    to   5.43%

MFS INTERNATIONAL NEW DISCOVERY FUND
    2019         10,004   33.43   to     34.78       367,686    --     to    1.25%   1.07%    to   1.14%
    2018         11,121   27.63   to     29.12       336,334    --     to    1.25%   0.57%    to   0.63%
    2017         12,379   31.32   to     34.74       421,301    --     to    1.25%   0.88%    to   0.93%
    2016         13,249   24.07   to     27.04       343,673    --     to    1.25%   1.27%    to   1.29%
    2015         13,486   24.32   to     27.64       347,838    --     to    1.25%   0.30%    to   0.85%

MFS MID CAP GROWTH FUND
    2019         29,431   20.53   to     24.06       720,049  0.35%    to    1.25%     --     to     --
    2018         32,111   14.99   to     17.73       575,592  0.35%    to    1.25%     --     to     --
    2017         32,144   14.92   to     17.80       585,569  0.35%    to    1.25%     --     to     --
    2016         34,835   11.88   to     14.31       497,021  0.35%    to    1.25%     --     to     --
    2015         50,477   11.43   to     13.89       695,441  0.35%    to    1.25%     --     to     --

MFS NEW DISCOVERY FUND
    2019        164,315   22.06   to     24.65     4,042,264    --     to    1.25%     --     to     --
    2018        150,129   15.87   to     17.51     2,622,141    --     to    1.25%     --     to     --
    2017        147,298   16.33   to     17.80     2,616,039    --     to    1.25%     --     to     --
    2016        150,370   13.12   to     14.13     2,116,760    --     to    1.25%     --     to     --
    2015        188,187   12.24   to     13.01     2,442,303    --     to    1.25%     --     to     --

MFS RESEARCH INTERNATIONAL FUND
    2019        198,689   11.56   to     12.84     2,433,824  0.35%    to    1.25%   1.54%    to   1.85%
    2018        313,135    9.17   to     10.09     3,040,435  0.35%    to    1.25%   3.73%    to   3.94%
    2017        344,511   10.82   to     11.80     3,905,482  0.35%    to    1.25%   1.07%    to   1.12%
    2016        376,011    8.55   to      9.25     3,347,123  0.35%    to    1.25%   1.74%    to   1.75%
    2015        336,515    8.76   to      9.39     3,056,578  0.35%    to    1.25%   1.45%    to   1.62%

MFS TOTAL RETURN FUND
    2019        110,452   19.77   to     19.96     2,129,966    --     to    1.25%   1.96%    to   2.00%
    2018        174,713   16.60   to     16.65     2,851,501    --     to    1.25%   2.05%    to   2.05%
    2017        190,465   17.62   to     17.89     3,323,149    --     to    1.25%   1.94%    to   1.97%
    2016        190,312   15.71   to     16.16     2,953,169    --     to    1.25%   2.20%    to   2.20%
    2015        182,374   14.44   to     15.03     2,609,789    --     to    1.25%   2.42%    to   2.47%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

MFS(R) EMERGING MARKETS DEBT FUND
    2019        12.40%    to    22.29%
    2018       (12.47)%   to    (6.47)%
    2017         7.99%    to     8.96%
    2016         7.95%    to     8.76%
    2015        (2.09)%   to    (1.34)%

MASSACHUSETTS INVESTORS GROWTH STOCK FUND
    2019        38.17%    to    39.91%
    2018        (0.48)%   to     0.77%
    2017        27.10%    to    28.69%
    2016         4.85%    to     6.16%
    2015        (1.28)%   to     0.33%

MFS HIGH INCOME FUND
    2019        13.04%    to    14.06%
    2018        (4.51)%   to    (3.65)%
    2017         4.83%    to     5.78%
    2016        12.02%    to    13.02%
    2015        (5.04)%   to    (4.19)%

MFS INTERNATIONAL NEW DISCOVERY FUND
    2019        19.44%    to    20.99%
    2018       (16.18)%   to   (11.78)%
    2017        28.48%    to    30.12%
    2016        (2.17)%   to    (1.02)%
    2015         1.20%    to     1.58%

MFS MID CAP GROWTH FUND
    2019        35.72%    to    36.95%
    2018        (0.41)%   to     0.50%
    2017        24.44%    to    25.56%
    2016         3.03%    to     3.96%
    2015         2.94%    to     3.88%

MFS NEW DISCOVERY FUND
    2019        38.99%    to    40.74%
    2018        (2.85)%   to    (1.62)%
    2017        24.46%    to    26.02%
    2016         7.25%    to     8.60%
    2015        (3.34)%   to    (2.12)%

MFS RESEARCH INTERNATIONAL FUND
    2019        26.03%    to    27.17%
    2018       (15.26)%   to   (14.49)%
    2017        26.50%    to    27.64%
    2016        (2.37)%   to    (1.49)%
    2015        (3.29)%   to    (2.41)%

MFS TOTAL RETURN FUND
    2019        18.74%    to    20.24%
    2018        (6.97)%   to    (5.79)%
    2017        10.76%    to    12.15%
    2016         7.51%    to     8.85%
    2015        (1.65)%   to    (0.37)%

--------------------------------------------------------------------------------
                                   SA-438

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

MFS UTILITIES FUND
    2019        219,044  $22.49   to   $ 26.32  $  4,506,406    --     to    1.25%     --     to   2.56%
    2018        231,261   18.01   to     21.34     3,808,393    --     to    1.25%   2.32%    to   2.47%
    2017        262,062   17.86   to     21.43     4,256,499    --     to    1.25%   0.27%    to   2.23%
    2016        331,380    9.84   to     35.85     4,721,516  0.35%    to    1.25%   3.46%    to   3.76%
    2015        377,399    8.86   to     32.58     4,633,004  0.35%    to    1.25%   2.22%    to   2.24%

MFS VALUE FUND
    2019        392,892   24.30   to     33.34     8,780,215    --     to    1.25%   1.82%    to   1.87%
    2018        541,185   18.73   to     26.02     9,481,713    --     to    1.25%   1.61%    to   1.62%
    2017        560,709   20.83   to     29.30    10,944,188    --     to    1.25%   1.32%    to   1.41%
    2016        579,895   17.74   to     25.26     9,599,340    --     to    1.25%   1.87%    to   1.87%
    2015        625,959   15.58   to     22.46     9,037,944    --     to    1.25%   1.84%    to   1.88%

MFS TOTAL RETURN BOND FUND
    2019        116,893   15.59   to     17.32     1,922,540    --     to    1.25%     --     to   2.92%
    2018        159,894   14.38   to     15.77     2,457,938    --     to    1.25%   2.58%    to   2.60%
    2017        179,721   14.77   to     15.99     2,829,047    --     to    1.25%   2.35%    to   2.38%
    2016        112,802   14.38   to     15.38     1,685,760    --     to    1.25%   2.61%    to   2.68%
    2015         85,815   14.07   to     14.87     1,239,050    --     to    1.25%   0.39%    to   2.74%

MFS MASSACHUSETTS INVESTORS TRUST
    2019         18,987   45.54   to     52.14       930,858    --     to    1.25%   0.53%    to   0.65%
    2018         24,420   34.97   to     39.54       927,630    --     to    1.25%   0.70%    to   0.90%
    2017         32,974   37.40   to     41.76     1,296,852    --     to    1.25%   0.82%    to   0.97%
    2016         40,369   30.67   to     33.81     1,285,544    --     to    1.25%   0.79%    to   0.99%
    2015         58,412   28.54   to     31.08     1,760,123    --     to    1.25%   0.84%    to   0.90%

MFS INTERNATIONAL GROWTH FUND
    2019         10,683   19.18   to     20.65       209,020  0.50%    to    1.25%   1.10%    to   1.10%
    2018          7,594   15.31   to     15.58       117,187  1.05%    to    1.25%   0.93%    to   0.98%
    2017          6,818   17.05   to     17.73       117,115  0.75%    to    1.25%     --     to   0.27%
    2016         13,080   13.07   to     13.25       171,459  1.05%    to    1.25%   1.03%    to   1.09%
    2015          9,035   12.92   to     13.07       117,025  1.05%    to    1.25%   0.92%    to   0.99%

MFS CORE EQUITY FUND
    2019        141,138   19.03   to     25.02     2,755,130  0.35%    to    1.25%     --     to   0.45%
    2018        152,573   14.39   to     19.09     2,247,711  0.35%    to    1.25%   0.47%    to   0.50%
    2017        178,828   15.06   to     20.16     2,764,528  0.35%    to    1.25%   0.52%    to   0.54%
    2016        204,742   12.14   to     24.43     2,539,970  0.35%    to    1.25%   0.57%    to   0.63%
    2015        248,985   10.97   to     22.27     2,778,208  0.35%    to    1.25%   0.51%    to   0.58%

MFS GOVERNMENT SECURITIES FUND
    2019        285,595    9.94   to     12.13     3,850,304    --     to    1.25%   2.12%    to   2.21%
    2018        362,754    9.57   to     11.58     4,662,855    --     to    1.25%   0.81%    to   2.34%
    2017        375,590    9.77   to     11.70     4,811,581    --     to    1.25%   0.70%    to   2.41%
    2016        340,010   11.62   to     12.95     4,251,097    --     to    1.25%   2.22%    to   2.24%
    2015        385,294   11.69   to     12.87     4,827,688    --     to    1.25%   1.96%    to   1.96%

MFS INTERNATIONAL VALUE FUND
    2019        328,229   36.98   to     45.04    13,826,610    --     to    1.25%   0.87%    to   0.96%
    2018        359,614   29.82   to     37.31    12,078,654    --     to    1.25%   1.19%    to   1.20%
    2017        371,660   33.26   to     42.88    13,760,899    --     to    1.25%   1.20%    to   1.41%
    2016        383,623   26.56   to     34.69    11,221,793    --     to    1.25%   1.45%    to   1.63%
    2015        348,831   25.87   to     33.94     9,856,324    --     to    1.25%   1.23%    to   1.31%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

MFS UTILITIES FUND
    2019        23.32%    to    24.87%
    2018        (0.42)%   to     0.84%
    2017        13.27%    to    14.69%
    2016        10.02%    to    11.01%
    2015       (15.83)%   to   (15.06)%

MFS VALUE FUND
    2019        28.12%    to    29.74%
    2018       (11.20)%   to   (10.09)%
    2017        15.99%    to    17.46%
    2016        12.45%    to    13.85%
    2015        (2.04)%   to    (0.77)%

MFS TOTAL RETURN BOND FUND
    2019         8.44%    to     9.80%
    2018        (2.61)%   to    (1.38)%
    2017         2.69%    to     3.98%
    2016         2.16%    to     3.44%
    2015        (1.85)%   to    (0.28)%

MFS MASSACHUSETTS INVESTORS TRUST
    2019        30.22%    to    31.86%
    2018        (6.50)%   to    (5.32)%
    2017        21.97%    to    23.50%
    2016         7.44%    to     8.78%
    2015        (0.99)%   to     0.27%

MFS INTERNATIONAL GROWTH FUND
    2019        25.27%    to    32.50%
    2018       (10.22)%   to   (10.04)%
    2017        30.47%    to    31.12%
    2016         1.15%    to     1.35%
    2015        (1.21)%   to    (1.03)%

MFS CORE EQUITY FUND
    2019        31.08%    to    32.26%
    2018        (5.31)%   to    (4.44)%
    2017        22.92%    to    24.02%
    2016         9.71%    to    10.71%
    2015        (1.61)%   to    (0.76)%

MFS GOVERNMENT SECURITIES FUND
    2019         3.87%    to     4.77%
    2018        (2.05)%   to    (0.98)%
    2017        (0.51)%   to     0.65%
    2016        (0.62)%   to     0.62%
    2015        (1.07)%   to     0.15%

MFS INTERNATIONAL VALUE FUND
    2019        20.72%    to    24.00%
    2018       (12.99)%   to   (10.35)%
    2017        23.61%    to    25.23%
    2016         2.21%    to     2.67%
    2015         3.19%    to     5.12%

--------------------------------------------------------------------------------
                                   SA-439

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

MFS TECHNOLOGY FUND
    2019          2,155  $76.21   to   $ 82.65  $    172,816  0.50%    to    1.25%     --     to     --
    2018          2,205   56.85   to     61.19       131,387  0.50%    to    1.25%     --     to     --
    2017          2,452   56.66   to     59.22       144,835  0.75%    to    1.25%     --     to     --
    2016          2,455   41.44   to     43.09       105,539  0.75%    to    1.25%     --     to     --
    2015          2,332   38.79   to     40.14        93,419  0.75%    to    1.25%     --     to     --

MFS CORE EQUITY SERIES
    2019            793   16.49   to     16.49        13,077  0.70%    to    0.70%   0.23%    to   0.23%
    2018          1,306   12.47   to     12.47        16,285  0.70%    to    0.70%   0.66%    to   0.66%
    2017          1,346   13.05   to     13.05        17,574  0.70%    to    0.70%   0.97%    to   0.97%
    2016          1,340   10.53   to     10.53        14,108  0.70%    to    0.70%   0.78%    to   0.78%
    2015          1,217    9.52   to      9.52        11,585  0.70%    to    0.70%   0.37%    to   0.37%

MFS UTILITIES SERIES
    2019          8,394   28.43   to     28.43       238,657  0.70%    to    0.70%   3.77%    to   3.77%
    2018          9,656   22.89   to     22.89       221,056  0.70%    to    0.70%   1.06%    to   1.06%
    2017         10,892   23.46   to     22.81       248,480  0.45%    to    0.70%     --     to   4.18%
    2016         11,728   17.83   to     20.01       233,592    --     to    0.70%   3.65%    to   3.90%
    2015         13,501   16.00   to     18.07       243,605    --     to    0.70%   4.14%    to   4.22%

MFS GROWTH FUND
    2019          8,922   29.79   to     31.35       272,882  0.65%    to    1.25%     --     to     --
    2018         10,925   21.96   to     22.97       245,012  0.65%    to    1.25%     --     to     --
    2017         11,307   21.73   to     22.59       247,466  0.65%    to    1.25%     --     to     --
    2016         10,012   16.86   to     17.42       169,931  0.65%    to    1.25%     --     to     --
    2015          9,200   16.70   to     17.16       154,688  0.65%    to    1.25%     --     to     --

MFS HIGH YIELD PORTFOLIO
    2019         18,304   13.37   to     13.37       244,783  0.70%    to    0.70%   5.46%    to   5.46%
    2018         12,193   11.73   to     11.73       143,020  0.70%    to    0.70%   5.65%    to   5.65%
    2017         13,290   12.19   to     12.19       161,976  0.70%    to    0.70%   6.40%    to   6.40%
    2016         11,889   11.50   to     11.50       136,773  0.70%    to    0.70%   6.79%    to   6.79%
    2015         12,181   10.18   to     10.18       123,973  0.70%    to    0.70%   7.03%    to   7.03%

BLACKROCK GLOBAL ALLOCATION FUND, INC.
    2019        381,607   17.98   to     18.61     6,548,997    --     to    1.25%   0.93%    to   1.15%
    2018        518,063   15.34   to     16.08     7,662,627    --     to    1.25%   0.55%    to   0.56%
    2017        594,988   16.61   to     17.62     9,578,532    --     to    1.25%   0.63%    to   0.87%
    2016        647,750   14.66   to     15.75     9,396,766    --     to    1.25%   0.95%    to   0.97%
    2015        620,102   14.13   to     15.37     8,723,282    --     to    1.25%   0.92%    to   0.97%

BLACKROCK ADVANTAGE LARGE CAP CORE FUND
    2019          3,403   22.11   to     23.97        74,962  0.35%    to    1.25%   1.53%    to   1.53%
    2018          3,643   17.22   to     18.84        62,790  0.35%    to    1.25%   0.87%    to   1.03%
    2017          3,587   18.31   to     20.21        66,233  0.35%    to    1.25%   0.86%    to   0.93%
    2016          4,219   15.09   to     16.81        64,012  0.35%    to    1.25%   0.57%    to   0.74%
    2015          5,049   13.76   to     15.47        70,421  0.35%    to    1.25%   0.32%    to   0.37%

BLACKROCK ADVANTAGE U.S. TOTAL MARKET FUND
    2019          1,660   22.02   to     22.02        36,541  1.25%    to    1.25%   0.75%    to   0.75%
    2018          4,495   17.34   to     17.34        77,953  1.25%    to    1.25%   1.47%    to   1.47%
    2017          4,182   18.81   to     18.81        78,662  1.25%    to    1.25%   0.05%    to   0.05%
    2016          4,482   17.51   to     17.51        78,505  1.25%    to    1.25%     --     to     --
    2015          4,038   14.37   to     14.37        58,028  1.25%    to    1.25%   2.99%    to   2.99%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

MFS TECHNOLOGY FUND
    2019        34.07%    to    35.08%
    2018         0.32%    to     3.34%
    2017        36.73%    to    37.41%
    2016         6.83%    to     7.36%
    2015         9.00%    to     9.55%

MFS CORE EQUITY SERIES
    2019        32.26%    to    32.26%
    2018        (4.51)%   to    (4.51)%
    2017        23.96%    to    23.96%
    2016        10.60%    to    10.60%
    2015        (3.06)%   to    (3.06)%

MFS UTILITIES SERIES
    2019        24.20%    to    24.20%
    2018         0.35%    to     0.35%
    2017        14.03%    to    14.32%
    2016        10.70%    to    11.47%
    2015       (15.11)%   to   (14.54)%

MFS GROWTH FUND
    2019        35.63%    to    36.45%
    2018         1.06%    to     1.67%
    2017        28.91%    to    29.69%
    2016         0.94%    to     1.55%
    2015         5.76%    to     6.43%

MFS HIGH YIELD PORTFOLIO
    2019        14.01%    to    14.01%
    2018        (3.76)%   to    (3.76)%
    2017         5.94%    to     5.94%
    2016        13.03%    to    13.03%
    2015        (4.88)%   to    (4.88)%

BLACKROCK GLOBAL ALLOCATION FUND, INC.
    2019        15.76%    to    17.21%
    2018        (8.78)%   to    (7.63)%
    2017        11.92%    to    13.32%
    2016         2.46%    to     3.75%
    2015        (2.30)%   to    (1.07)%

BLACKROCK ADVANTAGE LARGE CAP CORE FUND
    2019        27.22%    to    28.37%
    2018        (6.77)%   to    (5.93)%
    2017        20.22%    to    21.31%
    2016         8.66%    to     9.64%
    2015        (1.15)%   to    (0.25)%

BLACKROCK ADVANTAGE U.S. TOTAL MARKET FUND
    2019        26.98%    to    26.98%
    2018        (7.82)%   to    (7.82)%
    2017         7.40%    to     7.40%
    2016        21.88%    to    21.88%
    2015        (8.12)%   to    (8.12)%

--------------------------------------------------------------------------------
                                   SA-440

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

BLACKROCK MID CAP DIVIDEND FUND
    2019         64,948  $24.96   to   $ 24.99  $  1,525,057  0.35%    to    1.25%   1.38%    to   1.40%
    2018         66,982   19.38   to     19.58     1,217,546  0.35%    to    1.25%   1.59%    to   1.59%
    2017         68,620   21.55   to     21.97     1,389,665  0.35%    to    1.25%   0.76%    to   1.01%
    2016        105,965   19.92   to     20.49     1,991,665  0.35%    to    1.25%   0.48%    to   0.52%
    2015         87,165   16.34   to     16.97     1,344,813  0.35%    to    1.25%   0.82%    to   0.83%

BLACKROCK INTERNATIONAL DIVIDEND FUND
    2019         27,088   14.09   to     15.17       388,650  0.50%    to    1.25%   2.07%    to   2.46%
    2018         48,108   11.56   to     12.35       578,399  0.50%    to    1.25%   2.47%    to   2.47%
    2017         86,917   13.50   to     14.89     1,249,331    --     to    1.25%   0.94%    to   1.04%
    2016         93,757   11.74   to     12.79     1,160,589    --     to    1.25%   4.66%    to   4.78%
    2015         81,595   11.83   to     12.73     1,010,839    --     to    1.25%     --     to     --

BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO
    2019         15,213   28.18   to     30.03       435,071  0.50%    to    1.25%     --     to     --
    2018         11,714   21.00   to     22.21       249,725  0.50%    to    1.25%     --     to     --
    2017         12,581   20.73   to     21.77       264,736  0.50%    to    1.25%     --     to     --
    2016         17,284   15.64   to     16.30       274,833  0.50%    to    1.25%     --     to     --
    2015         19,036   15.41   to     15.94       296,585  0.50%    to    1.25%     --     to     --

VICTORY MUNDER MID-CAP CORE GROWTH FUND
    2019        113,292   25.05   to     29.32     3,266,909    --     to    1.25%     --     to     --
    2018        127,477   20.12   to     23.22     3,005,279    --     to    1.25%     --     to     --
    2017        132,513   23.65   to     26.87     3,669,534    --     to    1.25%     --     to     --
    2016        149,229   19.29   to     48.99     3,193,937    --     to    1.25%     --     to     --
    2015        218,955   18.24   to     45.75     4,390,252    --     to    1.25%     --     to     --

NEUBERGER BERMAN SUSTAINABLE EQUITY FUND
    2019         57,113   26.62   to     48.64     1,762,784    --     to    1.25%     --     to   0.52%
    2018         59,773   21.46   to     38.72     1,478,564    --     to    1.25%   0.24%    to   0.30%
    2017         58,938   23.11   to     25.49     1,617,459    --     to    1.25%   0.04%    to   0.48%
    2016         62,555   19.77   to     34.78     1,437,204    --     to    1.25%   0.95%    to   1.24%
    2015         65,994   18.22   to     31.65     1,430,028    --     to    1.25%   0.90%    to   1.11%

NUVEEN NWQ INTERNATIONAL VALUE FUND
    2019          8,198   10.28   to     10.99        86,128  0.50%    to    1.25%   3.04%    to   3.55%
    2018          6,870    8.81   to      9.34        61,730  0.50%    to    1.25%   1.23%    to   1.28%
    2017          4,343   10.92   to     11.49        48,259  0.50%    to    1.25%   3.39%    to   3.50%
    2016          3,825    9.18   to      9.59        35,626  0.50%    to    1.25%   1.51%    to   2.35%
    2015          2,325    9.11   to      9.45        21,412  0.50%    to    1.25%   1.48%    to   1.70%

THE OAKMARK INTERNATIONAL SMALL CAP FUND
    2019          9,238   45.71   to     45.71       422,299  0.35%    to    0.35%   0.22%    to   0.22%
    2018         10,359   34.78   to     34.78       360,264  0.35%    to    0.35%   1.08%    to   1.08%
    2017         11,110   45.76   to     45.76       508,372  0.35%    to    0.35%   0.79%    to   0.79%
    2016         11,643   36.42   to     36.42       424,079  0.35%    to    0.35%   2.36%    to   2.36%
    2015         13,676   34.38   to     34.38       470,209  0.35%    to    0.35%   2.17%    to   2.17%

THE OAKMARK EQUITY AND INCOME FUND
    2019        493,919   13.37   to     21.01    10,373,453    --     to    0.85%   1.60%    to   1.61%
    2018        550,049   11.34   to     17.61     9,684,498    --     to    0.85%   1.35%    to   1.49%
    2017        623,554   19.21   to     19.21    11,980,230    --     to      --    1.24%    to   1.24%
    2016        731,884   16.79   to     16.79    12,284,901    --     to      --    1.30%    to   1.30%
    2015      1,143,273   15.13   to     15.13    17,293,542    --     to      --    1.10%    to   1.10%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

BLACKROCK MID CAP DIVIDEND FUND
    2019        27.63%    to    28.79%
    2018       (10.87)%   to   (10.06)%
    2017         7.20%    to     8.17%
    2016        20.80%    to    21.88%
    2015        (8.05)%   to    (7.25)%

BLACKROCK INTERNATIONAL DIVIDEND FUND
    2019        21.87%    to    22.79%
    2018       (14.37)%   to   (13.72)%
    2017        14.95%    to    16.39%
    2016        (0.76)%   to     0.48%
    2015        (2.20)%   to    (0.92)%

BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO
    2019        34.20%    to    35.21%
    2018         1.28%    to     2.04%
    2017        32.54%    to    33.54%
    2016         1.51%    to     2.27%
    2015         5.18%    to     5.97%

VICTORY MUNDER MID-CAP CORE GROWTH FUND
    2019        24.48%    to    26.25%
    2018       (14.93)%   to   (13.58)%
    2017       (45.15)%   to    22.63%
    2016         5.75%    to     7.07%
    2015        (5.78)%   to    (4.60)%

NEUBERGER BERMAN SUSTAINABLE EQUITY FUND
    2019        24.05%    to    25.63%
    2018        (7.15)%   to    (5.97)%
    2017        16.89%    to    18.36%
    2016         8.53%    to     9.88%
    2015        (1.84)%   to    (0.54)%

NUVEEN NWQ INTERNATIONAL VALUE FUND
    2019        16.70%    to    17.57%
    2018       (19.32)%   to   (18.70)%
    2017        18.94%    to    19.83%
    2016         0.73%    to     1.49%
    2015         1.23%    to     1.95%

THE OAKMARK INTERNATIONAL SMALL CAP FUND
    2019        31.44%    to    31.44%
    2018       (24.00)%   to   (24.00)%
    2017        25.64%    to    25.64%
    2016         5.93%    to     5.93%
    2015         0.39%    to     0.39%

THE OAKMARK EQUITY AND INCOME FUND
    2019        17.99%    to    19.31%
    2018       (12.24)%   to    (8.33)%
    2017        14.46%    to    14.46%
    2016        10.97%    to    10.97%
    2015        (4.57)%   to    (4.57)%

--------------------------------------------------------------------------------
                                   SA-441

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND+
    2019         49,306  $18.74   to   $ 25.58  $  1,019,952  0.35%    to    1.25%     --     to     --
    2018         50,282   13.82   to     19.03       772,314  0.35%    to    1.25%     --     to     --
    2017         51,514   14.75   to     20.50       841,184  0.35%    to    1.25%   0.01%    to   0.01%
    2016         63,544   11.69   to     16.40       818,961  0.35%    to    1.25%   0.06%    to   0.08%
    2015         93,159   12.02   to     17.01     1,228,612  0.35%    to    1.25%     --     to     --

INVESCO OPPENHEIMER GLOBAL FUND+
    2019        147,793   33.53   to    190.28     5,502,403    --     to    1.25%     --     to     --
    2018        154,933   25.80   to     73.91     4,392,311    --     to    1.25%   0.41%    to   0.50%
    2017        177,547   30.23   to     95.98     5,472,655    --     to    1.25%   0.52%    to   0.77%
    2016        216,730   22.47   to    122.80     4,841,539    --     to    1.25%   0.60%    to   0.69%
    2015        280,564   22.71   to    122.61     6,277,109    --     to    1.25%   0.49%    to   0.67%

INVESCO OPPENHEIMER GLOBAL OPPORTUNITIES FUND+
    2019         23,795   18.29   to     18.82       441,751  0.50%    to    1.25%     --     to     --
    2018         22,121   14.80   to     14.50       324,177  0.50%    to    1.25%     --     to     --
    2017         16,997   18.16   to     17.92       306,972  0.50%    to    1.25%     --     to     --
    2016            446   11.97   to     11.97         5,339  0.50%    to    0.50%   0.26%    to   0.26%

INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND+
    2019        251,872   15.89   to     19.96     4,071,781    --     to    1.25%     --     to   0.98%
    2018        289,557   15.72   to     34.96     3,661,213    --     to    1.25%   0.69%    to   0.94%
    2017        295,628   19.78   to     43.91     4,679,094    --     to    1.25%   0.52%    to   0.67%
    2016        300,161   12.13   to     15.82     3,767,882    --     to    1.25%   0.87%    to   1.20%
    2015        370,068   12.41   to     16.40     4,669,844    --     to    1.25%   0.95%    to   1.03%

INVESCO OPPENHEIMER MAIN STREET FUND+
    2019         18,318   20.71   to     23.20       395,709  0.35%    to    1.25%   0.91%    to   0.94%
    2018         34,947   15.89   to     17.64       590,875  0.35%    to    1.25%   0.84%    to   1.02%
    2017         31,230   17.47   to     19.22       577,794  0.35%    to    1.25%   0.99%    to   1.14%
    2016         15,888   15.15   to     16.52       247,627  0.35%    to    1.25%   1.19%    to   1.25%
    2015         19,575   13.77   to     14.88       276,646  0.35%    to    1.25%   0.50%    to   0.80%

INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND+
    2019         43,262   15.88   to     15.99       673,158  0.50%    to    1.25%   4.65%    to   4.65%
    2018         42,315   14.43   to     14.63       601,206  0.50%    to    1.25%   5.00%    to   5.02%
    2017         42,368   15.22   to     15.55       637,072  0.50%    to    1.25%   4.17%    to   4.22%
    2016         60,905   14.40   to     14.82       866,110  0.50%    to    1.25%   3.78%    to   3.82%
    2015         46,021   13.60   to     14.11       620,577  0.50%    to    1.25%   4.24%    to   4.25%

INVESCO OPPENHEIMER MAIN STREET MID CAP FUND+
    2019        132,976   22.11   to     22.47     2,848,281    --     to    1.25%     --     to     --
    2018        148,093   16.73   to     17.22     2,400,938    --     to    1.25%     --     to     --
    2017        184,572   19.07   to     19.87     3,403,266    --     to    1.25%     --     to   0.35%
    2016        168,558   16.23   to     17.54     2,770,534  0.35%    to    1.25%   0.92%    to   1.03%
    2015        180,944   14.36   to     15.66     2,631,556  0.35%    to    1.25%   0.33%    to   0.37%

INVESCO OPPENHEIMER DEVELOPING MARKETS FUND+
    2019        153,982   18.08   to     70.60     4,714,422    --     to    1.25%   0.24%    to   0.49%
    2018        182,484   14.54   to     57.65     4,625,783    --     to    1.25%   0.21%    to   0.49%
    2017        236,855   16.52   to     66.45     6,426,923    --     to    1.25%   0.28%    to   0.60%
    2016        262,308   49.92   to     71.55     5,191,340    --     to    1.25%   0.22%    to   0.25%
    2015        313,639   47.29   to     66.94     5,367,256    --     to    1.25%   0.38%    to   0.43%

                      TOTAL RETURN
                     RATIO LOWEST TO
SUB-ACCOUNT            HIGHEST***
------------  ---------------------------

INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND+
    2019        34.37%    to     35.59%
    2018        (7.14)%   to     (6.29)%
    2017        24.96%    to     26.09%
    2016        (3.55)%   to     (2.68)%
    2015         1.96%    to      2.89%

INVESCO OPPENHEIMER GLOBAL FUND+
    2019        29.93%    to    157.45%
    2018       (22.99)%   to    (14.64)%
    2017        28.45%    to     34.56%
    2016        (1.08)%   to      0.16%
    2015         2.58%    to      3.89%

INVESCO OPPENHEIMER GLOBAL OPPORTUNITIES FUND+
    2019        26.19%    to     27.14%
    2018       (19.12)%   to    (18.50)%
    2017        50.64%    to     51.76%
    2016        19.69%    to     19.69%

INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND+
    2019       (54.56)%   to     27.01%
    2018       (20.55)%   to    (20.38)%
    2017        25.04%    to     25.85%
    2016        (3.51)%   to     (2.30)%
    2015         1.91%    to      3.18%

INVESCO OPPENHEIMER MAIN STREET FUND+
    2019        30.30%    to     31.48%
    2018        (9.04)%   to     (8.21)%
    2017        15.29%    to     16.33%
    2016        10.04%    to     11.03%
    2015         1.86%    to      2.77%

INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND+
    2019         9.24%    to     10.07%
    2018        (5.89)%   to     (5.18)%
    2017         4.91%    to      5.70%
    2016         5.05%    to      5.84%
    2015        (3.56)%   to     (2.82)%

INVESCO OPPENHEIMER MAIN STREET MID CAP FUND+
    2019        30.50%    to     32.15%
    2018       (13.35)%   to    (12.25)%
    2017        13.26%    to     14.68%
    2016        12.01%    to     13.02%
    2015        (8.36)%   to     (7.57)%

INVESCO OPPENHEIMER DEVELOPING MARKETS FUND+
    2019        22.45%    to     24.31%
    2018       (13.24)%   to    (11.95)%
    2017        33.11%    to     35.10%
    2016         5.56%    to      6.89%
    2015       (15.12)%   to    (14.06)%

--------------------------------------------------------------------------------
                                   SA-442

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

INVESCO OPPENHEIMER CAPITAL INCOME FUND+
    2019             --  $10.10   to   $ 11.06  $         --  0.75%    to    0.75%   1.25%    to   1.25%
    2018             68   10.13   to     10.13           686  0.75%    to    0.75%   2.85%    to   2.85%
    2017             48   10.32   to     10.65           509  0.75%    to    1.05%   1.18%    to   1.69%
    2016             89    9.75   to      9.75           866  1.05%    to    1.05%   2.81%    to   2.81%
    2015             79    9.18   to      9.18           730  1.05%    to    1.05%   2.91%    to   2.91%

INVESCO OPPENHEIMER INTERNATIONAL BOND FUND+
    2019        232,298   15.71   to     16.16     3,550,890    --     to    1.25%   4.93%    to   4.99%
    2018        246,274   14.54   to     14.77     3,470,894    --     to    1.25%   4.51%    to   4.51%
    2017        262,586   15.64   to     15.70     3,958,987    --     to    1.25%   4.17%    to   4.27%
    2016        318,523   14.16   to     14.29     4,393,606    --     to    1.25%   4.33%    to   4.48%
    2015        351,066   13.34   to     13.63     4,580,468    --     to    1.25%   3.19%    to   3.26%

INVESCO OPPENHEIMER MID CAP VALUE FUND+
    2019         21,846   16.52   to     19.58       425,885  0.35%    to    1.25%   0.56%    to   0.57%
    2018         24,068   12.96   to     15.50       370,983  0.35%    to    1.25%   0.19%    to   0.38%
    2017         34,016   15.86   to     19.15       619,341  0.35%    to    1.25%   0.32%    to   0.32%
    2016         37,628   14.05   to     17.12       607,947  0.35%    to    1.25%   0.53%    to   0.54%
    2015         38,685   11.72   to     14.41       518,012  0.35%    to    1.25%   0.43%    to   0.45%

INVESCO OPPENHEIMER MAIN STREET ALL CAP FUND(R)+
    2019         58,622   21.09   to     22.60     1,262,864  0.35%    to    1.25%   0.36%    to   0.48%
    2018         59,818   15.93   to     17.22       982,150  0.35%    to    1.25%   0.23%    to   0.39%
    2017         62,745   17.84   to     19.46     1,168,373  0.35%    to    1.25%   0.78%    to   0.98%
    2016         70,580   15.43   to     16.98     1,128,371  0.35%    to    1.25%   1.06%    to   1.20%
    2015         66,674   14.10   to     15.65       981,168  0.35%    to    1.25%   0.48%    to   0.50%

INVESCO OPPENHEIMER GOLD & SPECIAL MINERALS FUND+
    2019        169,256   10.12   to     13.17     1,895,354    --     to    1.25%   0.29%    to   0.34%
    2018        193,995    6.91   to      9.11     1,493,119    --     to    1.25%     --     to     --
    2017        197,889    7.96   to     10.62     1,770,183    --     to    1.25%     --     to   2.18%
    2016        226,474    5.49   to      9.18     1,737,572  0.35%    to    1.25%   5.37%    to   6.22%
    2015        218,642    3.71   to      6.25     1,177,286  0.35%    to    1.25%     --     to     --

INVESCO OPPENHEIMER REAL ESTATE FUND+
    2019         57,295   16.20   to     18.97       998,724    --     to    1.25%   1.79%    to   2.12%
    2018         90,355   13.02   to     15.06     1,299,414    --     to    1.25%   1.57%    to   1.60%
    2017         99,963   14.03   to     16.02     1,529,778    --     to    1.25%   1.31%    to   1.35%
    2016        120,871   13.65   to     15.39     1,775,717    --     to    1.25%   2.16%    to   2.20%
    2015        114,337   13.03   to     14.51     1,589,422    --     to    1.25%   1.82%    to   1.86%

INVESCO OPPENHEIMER EQUITY INCOME FUND+
    2019            410   19.19   to     20.13         8,059  0.65%    to    1.25%   2.20%    to   2.22%
    2018            343   15.73   to     16.40         5,516  0.65%    to    1.25%   1.94%    to   2.08%
    2017            267   17.79   to     18.60         4,864  0.50%    to    1.25%   1.52%    to   1.83%
    2016         23,035   16.00   to     16.60       379,886  0.50%    to    1.25%   2.50%    to   2.63%
    2015         17,498   14.13   to     14.55       253,493  0.50%    to    1.25%   3.48%    to   3.73%

INVESCO OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND+
    2019         10,042   17.92   to     19.02       182,931  0.50%    to    1.25%   1.12%    to   1.30%
    2018          8,320   14.56   to     15.34       123,080  0.50%    to    1.25%   0.81%    to   0.84%
    2017          5,872   17.27   to     18.06       102,863  0.50%    to    1.25%   0.43%    to   0.44%
    2016          7,158   13.21   to     13.71        95,948  0.50%    to    1.25%   0.45%    to   0.45%
    2015          6,446   13.29   to     13.69        86,470  0.50%    to    1.25%   0.95%    to   1.05%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

INVESCO OPPENHEIMER CAPITAL INCOME FUND+
    2019           --     to       --
    2018        (4.87)%   to    (4.87)%
    2017         5.86%    to     6.18%
    2016         6.13%    to     6.13%
    2015        (1.79)%   to    (1.79)%

INVESCO OPPENHEIMER INTERNATIONAL BOND FUND+
    2019         8.08%    to     9.44%
    2018        (7.07)%   to    (5.89)%
    2017         9.50%    to    10.87%
    2016         4.83%    to     6.14%
    2015        (4.89)%   to    (3.70)%

INVESCO OPPENHEIMER MID CAP VALUE FUND+
    2019        26.34%    to    27.48%
    2018       (19.06)%   to   (18.33)%
    2017        11.88%    to    12.89%
    2016        18.78%    to    19.86%
    2015        (8.15)%   to    (7.32)%

INVESCO OPPENHEIMER MAIN STREET ALL CAP FUND(R)+
    2019        31.20%    to    32.39%
    2018       (11.50)%   to   (10.70)%
    2017        14.64%    to    15.67%
    2016         8.46%    to     9.44%
    2015        (2.60)%   to    (1.71)%

INVESCO OPPENHEIMER GOLD & SPECIAL MINERALS FUND+
    2019        44.56%    to    46.37%
    2018       (14.24)%   to   (13.15)%
    2017        15.74%    to    17.19%
    2016        46.90%    to    48.22%
    2015       (24.07)%   to   (23.45)%

INVESCO OPPENHEIMER REAL ESTATE FUND+
    2019        24.36%    to    25.93%
    2018        (7.14)%   to    (5.96)%
    2017         2.77%    to     4.06%
    2016         4.75%    to     6.07%
    2015         1.15%    to     2.43%

INVESCO OPPENHEIMER EQUITY INCOME FUND+
    2019        22.01%    to    22.75%
    2018       (11.58)%   to   (11.05)%
    2017        11.20%    to    12.04%
    2016        13.25%    to    14.10%
    2015       (10.93)%   to   (10.28)%

INVESCO OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND+
    2019        23.05%    to    23.98%
    2018       (15.68)%   to   (15.04)%
    2017        30.76%    to    31.75%
    2016        (0.62)%   to     0.13%
    2015        (0.62)%   to     0.13%

--------------------------------------------------------------------------------
                                   SA-443

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

INVESCO OPPENHEIMER RISING DIVIDENDS FUND+
    2019            674  $18.21   to   $ 18.21  $     12,272  1.25%    to    1.25%   1.01%    to   1.01%
    2018            523   14.23   to     14.23         7,445  1.25%    to    1.25%   1.22%    to   1.22%
    2017            431   15.42   to     15.73         6,661  0.85%    to    1.25%   1.55%    to   1.58%
    2016            720   13.37   to     13.58         9,639  0.85%    to    1.25%   0.46%    to   1.14%
    2015            557   12.95   to     12.95         7,209  1.25%    to    1.25%   0.57%    to   0.57%

PUTNAM GLOBAL EQUITY FUND
    2019          4,022   18.59   to     18.59        74,763  0.70%    to    0.70%     --     to     --
    2018          3,969   14.79   to     14.79        58,682  0.70%    to    0.70%   0.31%    to   0.31%
    2017          4,006   17.01   to     17.01        68,113  0.70%    to    0.70%   1.24%    to   1.24%
    2016          3,565   13.34   to     13.34        47,551  0.70%    to    0.70%   1.16%    to   1.16%
    2015          4,247   13.29   to     13.29        56,442  0.70%    to    0.70%   0.95%    to   0.95%

PUTNAM VT HIGH YIELD FUND
    2019         21,244   20.51   to     20.51       435,751  0.70%    to    0.70%   5.46%    to   5.46%
    2018         18,949   18.06   to     18.06       342,155  0.70%    to    0.70%   5.54%    to   5.54%
    2017         23,023   18.95   to     18.95       436,385  0.70%    to    0.70%   5.55%    to   5.55%
    2016         21,944   17.84   to     17.84       391,531  0.70%    to    0.70%   6.20%    to   6.20%
    2015         23,038   15.55   to     15.55       358,240  0.70%    to    0.70%   7.04%    to   7.04%

PUTNAM VT INTERNATIONAL GROWTH FUND
    2019         10,631   15.01   to     15.01       159,565  0.70%    to    0.70%     --     to     --
    2018         11,240   12.10   to     12.10       135,981  0.70%    to    0.70%     --     to     --
    2017         11,274   14.98   to     14.98       168,823  0.70%    to    0.70%   1.03%    to   1.03%
    2016         11,283   11.17   to     11.17       126,007  0.70%    to    0.70%   0.93%    to   0.93%
    2015         10,887   12.06   to     12.06       131,246  0.70%    to    0.70%     --     to     --

PUTNAM VT SUSTAINABLE LEADERS FUND
    2019          9,443   34.87   to     36.86       329,953    --     to    0.70%   0.44%    to   0.50%
    2018         14,436   25.75   to     27.03       372,201    --     to    0.70%     --     to     --
    2017         15,556   26.34   to     27.45       410,076    --     to    0.70%   0.60%    to   0.72%
    2016         18,037   20.52   to     21.24       370,396    --     to    0.70%   0.68%    to   0.88%
    2015         28,821   19.17   to     19.71       552,766    --     to    0.70%   0.49%    to   0.53%

PUTNAM VT SMALL CAP VALUE FUND
    2019         11,511   18.40   to     27.17       213,286    --     to    0.70%   0.64%    to   0.67%
    2018         12,631   14.91   to     21.87       189,617    --     to    0.70%   0.39%    to   0.40%
    2017         13,212   18.75   to     27.31       249,399    --     to    0.70%   0.68%    to   0.69%
    2016         18,548   17.51   to     17.51       324,740  0.70%    to    0.70%   1.15%    to   1.15%
    2015         15,598   13.83   to     13.83       215,708  0.70%    to    0.70%   0.85%    to   0.85%

PIONEER DISCIPLINED VALUE FUND
    2019          6,953   22.01   to     23.12       158,061  0.75%    to    1.25%   1.27%    to   1.38%
    2018          6,582   17.20   to     17.98       116,390  0.75%    to    1.25%   0.92%    to   1.05%
    2017          6,250   20.11   to     21.33       128,540  0.50%    to    1.25%     --     to   1.09%
    2016          6,170   16.77   to     17.47       104,345  0.65%    to    1.25%   0.99%    to   1.15%
    2015          6,214   14.90   to     15.57        93,216  0.50%    to    1.25%   1.18%    to   1.25%

PIONEER EQUITY INCOME FUND
    2019          1,127   41.91   to     41.91        47,228  1.25%    to    1.25%   1.82%    to   1.82%
    2018          1,794   33.83   to     33.83        60,701  1.25%    to    1.25%   2.45%    to   2.45%
    2017            703   37.60   to     37.60        26,430  1.25%    to    1.25%   1.81%    to   1.81%
    2016             76   33.12   to     33.12         2,514  1.25%    to    1.25%   2.14%    to   2.14%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

INVESCO OPPENHEIMER RISING DIVIDENDS FUND+
    2019        27.95%    to    27.95%
    2018        (7.69)%   to    (7.69)%
    2017        15.32%    to    15.78%
    2016         3.24%    to     3.65%
    2015        (0.28)%   to    (0.28)%

PUTNAM GLOBAL EQUITY FUND
    2019        25.71%    to    25.71%
    2018       (13.05)%   to   (13.05)%
    2017        27.49%    to    27.49%
    2016         0.37%    to     0.37%
    2015        (2.42)%   to    (2.42)%

PUTNAM VT HIGH YIELD FUND
    2019        13.60%    to    13.60%
    2018        (4.74)%   to    (4.74)%
    2017         6.24%    to     6.24%
    2016        14.74%    to    14.74%
    2015        (5.99)%   to    (5.99)%

PUTNAM VT INTERNATIONAL GROWTH FUND
    2019        24.06%    to    24.06%
    2018       (19.21)%   to   (19.21)%
    2017        34.10%    to    34.10%
    2016        (7.37)%   to    (7.37)%
    2015         0.38%    to     0.38%

PUTNAM VT SUSTAINABLE LEADERS FUND
    2019        35.41%    to    36.36%
    2018        (2.22)%   to    (1.53)%
    2017        28.32%    to    29.22%
    2016         7.04%    to     7.79%
    2015        (0.96)%   to    (0.27)%

PUTNAM VT SMALL CAP VALUE FUND
    2019        23.37%    to    24.24%
    2018       (20.49)%   to   (19.93)%
    2017         7.12%    to     7.87%
    2016        26.61%    to    26.61%
    2015        (4.89)%   to    (4.89)%

PIONEER DISCIPLINED VALUE FUND
    2019        27.93%    to    28.57%
    2018       (14.48)%   to   (14.04)%
    2017        19.94%    to    20.84%
    2016        12.55%    to    13.23%
    2015        (6.93)%   to    (6.21)%

PIONEER EQUITY INCOME FUND
    2019        23.88%    to    23.88%
    2018       (10.03)%   to   (10.03)%
    2017        13.53%    to    13.53%
    2016        17.68%    to    17.68%

--------------------------------------------------------------------------------
                                   SA-444

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

PIONEER FUNDAMENTAL GROWTH FUND
    2019          3,861  $23.91   to   $ 24.93  $     94,408  0.65%    to    1.25%   0.04%    to   0.04%
    2018          2,542   18.09   to     18.75        46,759  0.65%    to    1.25%   0.23%    to   0.23%
    2017          2,308   18.43   to     18.99        43,134  0.65%    to    1.25%   0.21%    to   0.21%
    2016            932   15.22   to     15.59        14,243  0.65%    to    1.25%   0.34%    to   0.45%
    2015          1,381   15.14   to     15.14        20,675  0.65%    to    0.65%   0.26%    to   0.26%

ALLIANZGI NFJ INTERNATIONAL VALUE FUND
    2019          1,269   10.35   to     10.35        13,136  0.85%    to    0.85%   2.61%    to   2.61%
    2018          1,032    8.59   to      8.59         8,862  0.85%    to    0.85%   1.83%    to   1.83%
    2017            746   10.17   to     10.45         7,696  0.65%    to    1.05%     --     to     --
    2016          5,111    8.46   to      8.57        43,715  0.65%    to    0.85%   2.71%    to   2.72%
    2015          5,947    9.05   to      9.23        54,599  0.65%    to    1.05%   2.77%    to   2.77%

ALLIANZGI NFJ SMALL-CAP VALUE FUND
    2019         55,230   18.14   to     20.15     1,068,709  0.35%    to    1.25%   0.44%    to   0.47%
    2018         62,359   14.78   to     16.27       977,079  0.35%    to    1.25%   2.56%    to   2.82%
    2017         75,420   18.55   to     20.24     1,473,043  0.35%    to    1.25%   0.41%    to   0.45%
    2016        109,126   17.13   to     18.52     1,957,187  0.35%    to    1.25%   1.53%    to   1.59%
    2015        107,580   14.11   to     15.12     1,581,180  0.35%    to    1.25%   1.35%    to   1.66%

ALLIANZGI NFJ DIVIDEND VALUE FUND
    2019        206,660   16.69   to     18.54     3,593,753  0.35%    to    1.25%   1.75%    to   1.76%
    2018        330,326   13.56   to     14.92     4,690,010  0.35%    to    1.25%   1.80%    to   1.87%
    2017        398,057   15.27   to     16.66     6,324,704  0.35%    to    1.25%   1.97%    to   2.04%
    2016        418,411   13.37   to     14.26     5,775,498  0.50%    to    1.25%   2.27%    to   2.41%
    2015        434,495   11.68   to     12.37     5,233,937  0.50%    to    1.25%   2.31%    to   2.31%

AMG MANAGERS CADENCE MID CAP FUND
    2019          1,963   20.52   to     22.76        38,175  0.50%    to    1.25%   0.20%    to   0.40%
    2018          2,326   16.47   to     18.41        36,733  0.50%    to    1.25%   0.05%    to   0.10%
    2017          2,004   18.48   to     20.81        35,741  0.50%    to    1.25%     --     to     --
    2016          1,772   14.80   to     16.79        25,593  0.50%    to    1.25%   0.58%    to   0.87%
    2015          3,093   15.88   to     15.88        45,905  1.25%    to    1.25%     --     to     --

PIMCO TOTAL RETURN FUND
    2019        959,023   14.70   to     16.35    15,894,821    --     to    1.25%   3.19%    to   3.46%
    2018      1,127,986    9.93   to     15.35    17,420,423    --     to    1.25%   2.77%    to   2.79%
    2017      1,296,864   23.95   to     29.31    20,275,654    --     to    1.25%   4.67%    to   4.68%
    2016      1,578,733   13.05   to     16.47    23,752,069    --     to    1.25%   2.58%    to   2.72%
    2015      1,835,936   12.75   to     16.12    27,022,351    --     to    1.25%   2.49%    to   2.50%

PIMCO EMERGING MARKETS BOND FUND
    2019         24,911   18.09   to     19.01       462,870  0.35%    to    1.25%   4.23%    to   4.24%
    2018         28,387   15.85   to     16.81       461,465  0.35%    to    1.25%   3.88%    to   3.90%
    2017         32,500   16.66   to     17.83       555,567  0.35%    to    1.25%   3.95%    to   4.80%
    2016         42,875   15.62   to     16.39       683,232  0.50%    to    1.25%   5.26%    to   5.27%
    2015         63,102   13.71   to     14.49       880,342  0.50%    to    1.25%   4.71%    to   4.74%

PIMCO REAL RETURN FUND
    2019        724,378   13.65   to     14.95    10,819,356    --     to    1.25%   1.55%    to   1.55%
    2018        861,558   12.61   to     14.00    12,071,595    --     to    1.25%   2.25%    to   2.41%
    2017        996,867   27.41   to     28.34    14,403,656    --     to    1.25%   4.47%    to   4.50%
    2016      1,114,105   12.44   to     14.93    15,592,061    --     to    1.25%   0.69%    to   0.82%
    2015        622,424   11.87   to     14.27    18,407,165    --     to    1.25%   0.62%    to   0.63%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

PIONEER FUNDAMENTAL GROWTH FUND
    2019        32.18%    to    32.98%
    2018        (1.86)%   to    (1.27)%
    2017        21.10%    to    21.82%
    2016         2.32%    to     2.94%
    2015         5.74%    to     5.74%

ALLIANZGI NFJ INTERNATIONAL VALUE FUND
    2019        20.52%    to    20.52%
    2018       (16.69)%   to   (16.69)%
    2017        21.53%    to    22.02%
    2016        (7.39)%   to    (7.20)%
    2015       (14.37)%   to   (13.98)%

ALLIANZGI NFJ SMALL-CAP VALUE FUND
    2019        22.74%    to    23.85%
    2018       (20.32)%   to   (19.59)%
    2017         8.32%    to     9.30%
    2016        21.38%    to    22.47%
    2015        (9.43)%   to    (8.60)%

ALLIANZGI NFJ DIVIDEND VALUE FUND
    2019        23.11%    to    24.22%
    2018       (11.24)%   to   (10.44)%
    2017        14.27%    to    15.29%
    2016        14.44%    to    15.30%
    2015        (9.74)%   to    (9.10)%

AMG MANAGERS CADENCE MID CAP FUND
    2019        23.63%    to    24.56%
    2018       (11.53)%   to   (10.86)%
    2017        23.91%    to    24.84%
    2016         5.75%    to     6.54%
    2015        (2.46)%   to    (2.46)%

PIMCO TOTAL RETURN FUND
    2019         6.57%    to    48.04%
    2018        (3.31)%   to    (1.84)%
    2017         7.26%    to     8.31%
    2016         0.94%    to     2.35%
    2015        (0.91)%   to     0.35%

PIMCO EMERGING MARKETS BOND FUND
    2019        13.07%    to    14.09%
    2018        (5.73)%   to    (4.87)%
    2017         8.83%    to     9.81%
    2016        13.06%    to    13.91%
    2015        (4.33)%   to    (3.65)%

PIMCO REAL RETURN FUND
    2019        (9.55)%   to     6.75%
    2018        (3.58)%   to    (2.21)%
    2017         5.89%    to     7.17%
    2016         3.33%    to     4.78%
    2015        (4.33)%   to    (3.13)%

--------------------------------------------------------------------------------
                                   SA-445

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

PIONEER FUND
    2019         31,142  $22.52   to   $ 25.49  $    761,778  0.50%    to    1.25%   0.80%    to   0.86%
    2018         39,014   17.28   to     19.70       740,591  0.50%    to    1.25%   0.94%    to   0.99%
    2017         42,682   17.67   to     20.31       830,128  0.50%    to    1.25%   0.95%    to   0.96%
    2016         39,349   14.61   to     16.92       636,083  0.50%    to    1.25%   1.08%    to   1.10%
    2015         37,782   13.40   to     15.63       562,185  0.50%    to    1.25%   0.83%    to   0.85%

PIONEER HIGH YIELD FUND
    2019         52,516   18.91   to     19.58     1,019,805  0.35%    to    1.25%   5.08%    to   5.08%
    2018         59,900   16.63   to     17.37     1,029,488  0.35%    to    1.25%   4.95%    to   4.99%
    2017         64,626   17.26   to     18.19     1,137,350  0.35%    to    1.25%   4.61%    to   4.71%
    2016        112,342   16.08   to     17.10     1,847,089  0.35%    to    1.25%   5.15%    to   5.15%
    2015        135,969   14.13   to     15.17     1,967,083  0.35%    to    1.25%   4.80%    to   4.95%

PIONEER STRATEGIC INCOME FUND
    2019        247,024   17.80   to     19.70     4,664,725    --     to    1.25%   1.67%    to   2.94%
    2018        290,439   10.29   to     16.35     5,024,189    --     to    1.25%   3.07%    to   3.09%
    2017        292,694   10.82   to     16.88     5,189,038    --     to    1.25%   3.16%    to   3.21%
    2016        258,891   16.25   to     17.33     4,366,676    --     to    1.25%   3.41%    to   3.42%
    2015        218,605   15.29   to     16.10     3,428,373    --     to    1.25%   3.48%    to   3.49%

PIONEER MID CAP VALUE FUND
    2019         57,728   19.42   to     19.76       994,279  0.35%    to    1.25%   0.69%    to   0.78%
    2018         60,711   15.36   to     15.49       832,030  0.35%    to    1.25%   0.75%    to   0.83%
    2017         71,468   19.31   to     19.32     1,232,474  0.35%    to    1.25%   0.34%    to   0.38%
    2016         72,372   17.17   to     17.33     1,118,232  0.35%    to    1.25%   0.35%    to   0.48%
    2015         85,148   14.84   to     15.12     1,132,879  0.35%    to    1.25%   0.31%    to   0.36%

PIONEER SELECT MID CAP GROWTH FUND
    2019         27,473   31.61   to     34.17       906,297  0.50%    to    1.25%     --     to     --
    2018         25,865   24.11   to     25.87       638,121  0.50%    to    1.25%     --     to     --
    2017         27,626   26.05   to     28.09       736,420  0.35%    to    1.25%     --     to     --
    2016         30,138   20.32   to     21.48       628,370  0.50%    to    1.25%     --     to     --
    2015         28,559   19.89   to     21.06       581,090  0.35%    to    1.25%     --     to     --

PIMCO TOTAL RETURN ESG FUND
    2019         14,262   11.53   to     12.00       169,113  0.75%    to    1.25%   3.25%    to   3.49%
    2018         13,552   10.74   to     11.12       149,112  0.75%    to    1.25%   1.93%    to   2.31%
    2017         13,030   10.99   to     11.25       146,194  0.85%    to    1.25%   1.77%    to   1.79%
    2016         20,958   10.68   to     11.00       228,073  0.65%    to    1.25%   2.62%    to   2.66%
    2015         17,784   10.53   to     10.78       189,696  0.65%    to    1.25%   2.80%    to   2.91%

PUTNAM EQUITY INCOME FUND
    2019         34,521   25.78   to     27.72       860,131    --     to    1.25%   1.46%    to   1.47%
    2018         41,080   19.84   to     21.60       788,010    --     to    1.25%   1.49%    to   1.58%
    2017         40,528   21.64   to     23.87       858,540    --     to    1.25%   1.66%    to   1.72%
    2016         38,050   18.24   to     20.36       690,419    --     to    1.25%   1.54%    to   1.54%
    2015         36,594   16.06   to     18.15       589,522    --     to    1.25%   1.33%    to   1.37%

PUTNAM HIGH YIELD FUND
    2019         51,487   19.72   to     19.90     1,013,888  0.50%    to    1.25%   4.97%    to   5.00%
    2018         66,381   17.68   to     18.41     1,161,571    --     to    1.25%   4.87%    to   4.99%
    2017         78,086   18.60   to     19.13     1,423,137    --     to    1.25%   5.14%    to   5.17%
    2016         74,203   17.64   to     17.92     1,294,660    --     to    1.25%   5.69%    to   5.73%
    2015         80,456   15.48   to     15.53     1,203,725    --     to    1.25%   5.45%    to   5.48%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

PIONEER FUND
    2019        29.38%    to    30.35%
    2018        (2.97)%   to    (2.24)%
    2017        20.03%    to    20.93%
    2016         8.24%    to     9.05%
    2015        (1.64)%   to    (0.95)%

PIONEER HIGH YIELD FUND
    2019        12.70%    to    13.71%
    2018        (4.52)%   to    (3.65)%
    2017         6.37%    to     7.33%
    2016        12.76%    to    13.78%
    2015        (6.08)%   to    (5.20)%

PIONEER STRATEGIC INCOME FUND
    2019         8.83%    to    91.48%
    2018        (4.90)%   to    (3.14)%
    2017         1.88%    to     3.91%
    2016         6.31%    to     7.65%
    2015        (2.71)%   to    (1.44)%

PIONEER MID CAP VALUE FUND
    2019        26.45%    to    27.59%
    2018       (20.51)%   to   (19.79)%
    2017        11.46%    to    12.46%
    2016        14.66%    to    15.70%
    2015        (7.59)%   to    (6.72)%

PIONEER SELECT MID CAP GROWTH FUND
    2019        31.08%    to    32.07%
    2018        (7.42)%   to    (6.72)%
    2017        28.17%    to    29.33%
    2016         2.20%    to     2.97%
    2015         0.13%    to     1.01%

PIMCO TOTAL RETURN ESG FUND
    2019         7.33%    to     7.87%
    2018        (2.26)%   to    (1.18)%
    2017         2.91%    to     3.32%
    2016         1.43%    to     2.04%
    2015        (1.06)%   to    (0.54)%

PUTNAM EQUITY INCOME FUND
    2019        28.32%    to    29.93%
    2018        (9.49)%   to    (8.34)%
    2017        17.22%    to    18.69%
    2016        12.15%    to    13.55%
    2015        (4.40)%   to    (3.19)%

PUTNAM HIGH YIELD FUND
    2019         7.10%    to    12.60%
    2018        (4.95)%   to    (3.75)%
    2017         5.43%    to     6.75%
    2016        13.98%    to    15.41%
    2015        (6.60)%   to    (5.45)%

--------------------------------------------------------------------------------
                                   SA-446

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

PUTNAM INTERNATIONAL EQUITY FUND
    2019         15,262  $21.93   to   $ 21.93  $    334,656  0.35%    to    0.35%   1.60%    to   1.60%
    2018         17,019   17.53   to     17.53       298,391  0.35%    to    0.35%   1.61%    to   1.61%
    2017         20,174   13.15   to     21.82       440,134  0.35%    to    1.25%   0.01%    to   0.35%
    2016         23,326   10.52   to     17.31       398,660  0.35%    to    1.25%   2.72%    to   2.91%
    2015         24,771   10.95   to     17.86       436,380  0.35%    to    1.25%   2.44%    to   2.63%

PUTNAM SUSTAINABLE LEADERS FUND
    2019             38   27.61   to     27.61         1,044  0.75%    to    0.75%   0.34%    to   0.34%
    2018             38   20.48   to     20.48           774  0.75%    to    0.75%   0.02%    to   0.02%
    2017            218   20.82   to     23.24         4,856  0.75%    to    1.25%     --     to   0.40%
    2016            304   16.25   to     19.02         5,124  0.75%    to    0.85%     --     to     --
    2015            549   15.21   to     17.15         8,784  0.75%    to    1.25%   0.47%    to   0.50%

PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
    2019         20,144   11.35   to     13.28       240,583    --     to    1.25%     --     to     --
    2018         19,383    9.13   to     10.55       185,318    --     to    1.25%     --     to     --
    2017         19,530   11.07   to     12.64       227,513    --     to    1.25%   2.20%    to   3.01%
    2016         23,841    8.33   to      9.40       207,809    --     to    1.25%   2.09%    to   2.29%
    2015         26,468    8.69   to      9.68       239,240    --     to    1.25%   1.35%    to   1.42%

PUTNAM SMALL CAP GROWTH FUND
    2019          4,856   25.43   to     27.89       131,117  0.35%    to    1.25%     --     to     --
    2018          5,511   18.71   to     20.34       105,809  0.35%    to    1.25%     --     to     --
    2017          8,657   19.43   to     20.93       162,857  0.35%    to    1.25%     --     to     --
    2016         15,288   16.37   to     17.47       262,870  0.35%    to    1.25%     --     to   0.01%
    2015         12,066   15.27   to     16.16       183,567  0.35%    to    1.25%     --     to     --

ROYCE TOTAL RETURN FUND
    2019         73,729   10.68   to     10.85       794,501  0.35%    to    1.25%   0.71%    to   0.71%
    2018         75,024    8.79   to      8.84       661,717  0.35%    to    1.25%   0.60%    to   0.60%
    2017         18,819   36.79   to     40.53       723,484  0.15%    to    1.25%     --     to   0.38%
    2016         18,009   32.88   to     35.83       615,270  0.35%    to    1.25%   1.32%    to   1.34%
    2015         20,139   26.54   to     28.61       554,318  0.15%    to    1.25%     --     to   0.59%

ROYCE SMALLER-COMPANIES GROWTH FUND
    2019         18,410   23.66   to     28.35       463,944    --     to    1.25%     --     to     --
    2018         25,179   19.37   to     22.93       527,307    --     to    1.25%     --     to     --
    2017         25,813   21.85   to     25.54       609,687    --     to    1.25%     --     to     --
    2016         26,790   18.78   to     21.68       519,768    --     to    1.25%     --     to     --
    2015         28,329   17.39   to     19.82       506,422    --     to    1.25%     --     to     --

ROYCE SMALL-CAP VALUE FUND
    2019         24,334   10.67   to     10.76       260,270  0.75%    to    1.25%   0.65%    to   0.65%
    2018         19,748    9.14   to      9.17       180,605  0.75%    to    1.25%   0.02%    to   0.16%
    2017          8,602   28.33   to     30.67       249,428  0.35%    to    1.25%     --     to   0.10%
    2016         11,327   27.39   to     29.39       317,572  0.35%    to    1.25%     --     to   0.17%
    2015         27,278   23.01   to     25.06       657,093    --     to    1.25%   0.44%    to   0.45%

COLUMBIA LARGE CAP VALUE FUND
    2019          6,975   18.16   to     19.97       135,534  0.50%    to    1.25%   1.54%    to   1.74%
    2018          7,642   14.13   to     15.42       114,907  0.50%    to    1.25%   1.45%    to   1.58%
    2017          7,898   16.06   to     17.39       133,732  0.50%    to    1.25%   1.37%    to   1.37%
    2016          7,668   13.91   to     14.96       111,410  0.50%    to    1.25%   1.70%    to   1.74%
    2015          8,341   12.26   to     13.08       105,756  0.50%    to    1.25%   2.16%    to   2.25%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

PUTNAM INTERNATIONAL EQUITY FUND
    2019        25.06%    to    25.06%
    2018       (19.64)%   to   (19.64)%
    2017        24.91%    to    26.03%
    2016        (3.91)%   to    (3.04)%
    2015        (1.14)%   to    (0.25)%

PUTNAM SUSTAINABLE LEADERS FUND
    2019        34.83%    to    34.83%
    2018        (1.64)%   to    (1.64)%
    2017        27.45%    to    28.09%
    2016         6.74%    to     6.84%
    2015        (1.67)%   to    (1.15)%

PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
    2019        24.29%    to    25.85%
    2018       (17.57)%   to   (16.52)%
    2017        32.87%    to    34.53%
    2016        (4.09)%   to    (2.88)%
    2015         1.03%    to     2.29%

PUTNAM SMALL CAP GROWTH FUND
    2019        35.88%    to    37.11%
    2018        (3.69)%   to    (2.81)%
    2017        18.70%    to    19.77%
    2016         7.16%    to     8.13%
    2015        (4.00)%   to    (3.18)%

ROYCE TOTAL RETURN FUND
    2019        21.56%    to    22.65%
    2018       (78.18)%   to   (76.12)%
    2017        11.90%    to    13.13%
    2016        24.97%    to    23.86%
    2015        (8.69)%   to    (7.67)%

ROYCE SMALLER-COMPANIES GROWTH FUND
    2019        22.13%    to    23.67%
    2018       (11.35)%   to   (10.22)%
    2017        16.35%    to    17.81%
    2016         8.02%    to     9.37%
    2015        (3.02)%   to    (1.84)%

ROYCE SMALL-CAP VALUE FUND
    2019        16.75%    to    17.33%
    2018       (70.10)%   to   (67.75)%
    2017         3.42%    to     4.35%
    2016        19.03%    to    20.11%
    2015       (12.81)%   to   (11.70)%

COLUMBIA LARGE CAP VALUE FUND
    2019        28.55%    to    29.52%
    2018       (12.02)%   to   (11.35)%
    2017        15.43%    to    16.29%
    2016        13.49%    to    14.34%
    2015        (3.25)%   to    (2.53)%

--------------------------------------------------------------------------------
                                   SA-447

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

COLUMBIA SMALL/MID CAP VALUE FUND
    2019         16,124  $16.10   to   $ 17.70  $    263,638  0.50%    to    1.25%   0.89%    to   0.91%
    2018         19,300   13.18   to     14.38       260,623  0.50%    to    1.25%   0.44%    to   0.51%
    2017         17,137   15.99   to     17.31       277,274  0.50%    to    1.25%   0.13%    to   0.15%
    2016         18,082   14.33   to     15.40       262,273  0.50%    to    1.25%   0.44%    to   0.48%
    2015         22,937   12.33   to     13.16       285,167  0.50%    to    1.25%     --     to     --

RIDGEWORTH CEREDEX SMALL CAP VALUE EQUITY FUND
    2019         17,902   40.89   to     44.34       764,494  0.50%    to    1.25%   1.18%    to   1.38%
    2018         27,317   35.32   to     38.02     1,004,391  0.50%    to    1.25%   1.18%    to   1.29%
    2017         34,077   40.97   to     45.75     1,453,388    --     to    1.25%   1.21%    to   1.29%
    2016         38,435   37.70   to     41.57     1,502,914    --     to    1.25%   0.81%    to   0.82%
    2015         36,949   29.64   to     32.28     1,129,835    --     to    1.25%   1.00%    to   1.01%

RIDGEWORTH CEREDEX MID-CAP VALUE EQUITY FUND
    2019         24,754   51.28   to     55.61     1,327,405  0.50%    to    1.25%   0.81%    to   0.88%
    2018         25,817   39.15   to     42.14     1,054,317  0.50%    to    1.25%   0.67%    to   0.74%
    2017         30,701   43.13   to     46.07     1,370,202  0.50%    to    1.25%   0.47%    to   0.63%
    2016         30,543   39.26   to     41.63     1,239,315  0.50%    to    1.25%   0.97%    to   1.13%
    2015         31,002   33.17   to     34.92     1,058,135  0.50%    to    1.25%   0.84%    to   0.84%

RIDGEWORTH SEIX TOTAL RETURN BOND FUND
    2019         11,831   12.63   to     12.88       150,800  0.65%    to    0.85%   1.74%    to   1.74%
    2018         11,184   11.94   to     12.15       134,687  0.65%    to    0.85%   1.87%    to   1.87%
    2017         10,874   11.73   to     12.78       132,571  0.15%    to    1.25%     --     to   0.22%
    2016         11,823   11.59   to     12.08       141,762  0.65%    to    1.25%   1.68%    to   1.72%
    2015         14,169   11.42   to     12.18       166,489  0.15%    to    1.25%   1.43%    to   1.74%

RIDGEWORTH CEREDEX LARGE CAP VALUE EQUITY FUND
    2019          1,316   21.56   to     23.05        30,201  0.50%    to    1.25%   0.32%    to   1.45%
    2018          6,520   16.72   to     17.74       115,606  0.50%    to    1.25%   0.07%    to   1.58%
    2017          9,111   18.95   to     19.95       179,080  0.50%    to    1.25%   0.79%    to   1.67%
    2016         15,661   16.55   to     17.30       270,003  0.50%    to    1.25%   1.48%    to   1.62%
    2015          5,678   14.55   to     15.09        85,472  0.50%    to    1.25%   1.24%    to   1.48%

DWS REAL ESTATE SECURITIES FUND
    2019            869   23.23   to     23.23        20,187  0.85%    to    0.85%   1.64%    to   1.64%
    2018            869   18.14   to     18.14        15,769  0.85%    to    0.85%   2.09%    to   2.09%
    2017            869   18.96   to     18.96        16,480  0.85%    to    0.85%   1.70%    to   1.70%
    2016            869   18.02   to     18.02        15,662  0.85%    to    0.85%   2.40%    to   2.40%
    2015          1,663   17.02   to     17.02        28,307  0.85%    to    0.85%   1.85%    to   1.85%

DWS EQUITY DIVIDEND FUND
    2019         11,479   18.06   to     18.84       211,109  0.35%    to    1.25%   1.83%    to   1.84%
    2018         11,754   14.00   to     14.74       166,487  0.35%    to    1.25%   1.68%    to   1.82%
    2017         14,669   14.52   to     15.42       216,014  0.35%    to    1.25%   1.72%    to   1.72%
    2016         15,513   12.22   to     13.09       192,920  0.35%    to    1.25%   1.90%    to   1.91%
    2015         18,543   10.29   to     11.12       193,407  0.35%    to    1.25%   2.10%    to   2.11%

DWS CAPITAL GROWTH FUND
    2019            286   47.04   to     47.04        13,464  1.25%    to    1.25%   0.06%    to   0.06%
    2018            164   34.87   to     34.87         5,726  1.25%    to    1.25%     --     to     --
    2017             52   36.09   to     36.74         1,867  1.05%    to    1.25%   0.00%    to   0.47%
    2016            192   29.48   to     29.48         5,672  1.05%    to    1.05%   0.25%    to   0.25%
    2015             79   28.35   to     28.35         2,235  1.25%    to    1.25%   0.42%    to   0.42%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

COLUMBIA SMALL/MID CAP VALUE FUND
    2019        22.15%    to    23.06%
    2018       (17.55)%   to   (16.92)%
    2017        11.58%    to    12.41%
    2016        16.17%    to    17.04%
    2015        (7.26)%   to    (6.53)%

RIDGEWORTH CEREDEX SMALL CAP VALUE EQUITY FUND
    2019        15.76%    to    16.63%
    2018       (13.79)%   to   (13.14)%
    2017         8.69%    to    10.05%
    2016        27.18%    to    28.77%
    2015        (7.37)%   to    (6.19)%

RIDGEWORTH CEREDEX MID-CAP VALUE EQUITY FUND
    2019        30.99%    to    31.97%
    2018        (9.23)%   to    (8.54)%
    2017         9.85%    to    10.68%
    2016        18.34%    to    19.23%
    2015        (7.44)%   to    (6.74)%

RIDGEWORTH SEIX TOTAL RETURN BOND FUND
    2019         5.80%    to     6.01%
    2018        (1.33)%   to    (1.13)%
    2017         1.16%    to     2.27%
    2016         1.52%    to     2.13%
    2015        (1.30)%   to    (0.26)%

RIDGEWORTH CEREDEX LARGE CAP VALUE EQUITY FUND
    2019        28.94%    to    29.91%
    2018       (11.75)%   to   (11.08)%
    2017        14.46%    to    15.32%
    2016        13.76%    to    14.62%
    2015        (6.12)%   to    (5.42)%

DWS REAL ESTATE SECURITIES FUND
    2019        28.02%    to    28.02%
    2018        (4.31)%   to    (4.31)%
    2017         5.22%    to     5.22%
    2016         5.85%    to     5.85%
    2015         1.69%    to     1.69%

DWS EQUITY DIVIDEND FUND
    2019        27.83%    to    28.98%
    2018        (4.43)%   to    (3.57)%
    2017        17.77%    to    18.83%
    2016        17.70%    to    18.76%
    2015        (8.30)%   to    (7.51)%

DWS CAPITAL GROWTH FUND
    2019        34.90%    to    34.90%
    2018        (3.38)%   to    (3.38)%
    2017        24.38%    to    24.63%
    2016         2.57%    to     2.57%
    2015         6.73%    to     6.73%

--------------------------------------------------------------------------------
                                   SA-448

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

DWS ENHANCED EMERGING MARKETS FIXED INCOME
    2019          1,008  $16.56   to   $ 16.92  $     16,998  1.05%    to    1.25%   3.77%    to   4.03%
    2018          1,541   14.67   to     14.96        23,000  1.05%    to    1.25%   2.00%    to   3.91%
    2017          2,613   15.89   to     16.98        41,864  0.50%    to    1.25%   2.62%    to   3.61%
    2016          2,436   14.77   to     15.66        36,341  0.50%    to    1.25%   4.50%    to   4.76%
    2015          2,152   13.70   to     14.42        29,559  0.50%    to    1.25%   1.17%    to   4.51%

SSGA S&P 500 INDEX FUND
    2019         73,036   29.09   to     34.86     2,347,796    --     to    1.25%   1.84%    to   1.85%
    2018         71,150   22.44   to     26.55     1,754,402    --     to    1.25%   2.13%    to   2.16%
    2017         68,755   23.83   to     27.84     1,802,515    --     to    1.25%   1.85%    to   2.19%
    2016         87,026   19.83   to     32.62     1,888,109    --     to    1.25%   1.40%    to   1.41%
    2015         84,924   17.96   to     31.72     1,658,134    --     to    1.25%   1.62%    to   1.95%

DWS CORE EQUITY VIP
    2019            604   28.61   to     28.61        17,274  0.70%    to    0.70%   2.05%    to   2.05%
    2018          2,805   22.11   to     22.11        62,022  0.70%    to    0.70%   1.93%    to   1.93%
    2017          3,758   23.61   to     23.61        88,730  0.70%    to    0.70%   1.23%    to   1.23%
    2016          4,440   19.65   to     19.65        87,230  0.70%    to    0.70%   1.09%    to   1.09%
    2015         11,428   17.91   to     17.91       204,647  0.70%    to    0.70%   0.84%    to   0.84%

DWS GLOBAL GROWTH FUND
    2019          9,546   14.13   to     15.79       142,163  0.50%    to    1.25%     --     to   0.72%
    2018         10,527   10.83   to     12.18       119,208  0.50%    to    1.25%   0.67%    to   0.81%
    2017         10,451   13.13   to     14.89       143,447  0.50%    to    1.25%   0.05%    to   0.22%
    2016         11,650   10.54   to     12.05       128,314  0.50%    to    1.25%     --     to     --
    2015         11,490   10.59   to     12.20       127,154  0.50%    to    1.25%     --     to     --

SELECT OVERSEAS FUND
    2019         23,874   11.45   to     11.94       284,575  0.50%    to    1.25%   1.85%    to   2.00%
    2018          1,403    9.19   to      9.27        12,999  1.05%    to    1.25%   0.02%    to   1.37%
    2017          7,400   11.16   to     11.16        82,583  1.25%    to    1.25%   1.84%    to   1.84%
    2016          6,863    8.92   to      8.92        61,229  1.25%    to    1.25%   2.02%    to   2.02%

MASSMUTUAL SELECT TOTAL RETURN BOND FUND
    2019         26,070   10.79   to     11.25       292,539  0.50%    to    1.25%   2.45%    to   2.76%
    2018         24,142    9.52   to     10.06       250,561    --     to    1.25%   2.70%    to   4.30%
    2017         25,452    9.80   to     10.22       266,657    --     to    1.25%   2.41%    to   2.70%
    2016         24,085   10.05   to     10.25       246,653  0.50%    to    1.25%   2.22%    to   2.50%

MASSMUTUAL BLUE CHIP GROWTH FUND
    2019             22   21.67   to     21.67           465  0.50%    to    0.50%     --     to     --
    2018            595   16.72   to     16.72         9,948  0.50%    to    0.50%     --     to     --

SELECT T. ROWE PRICE/FRONTIER MC GR II FUND
    2019          6,942   18.33   to     18.85       130,831  0.75%    to    1.25%     --     to     --
    2018          8,210   14.23   to     14.42       118,161  0.75%    to    1.05%     --     to     --
    2017          4,093   14.80   to     15.07        60,815  0.75%    to    1.25%     --     to     --
    2016            797   12.07   to     12.13         9,657  1.05%    to    1.25%     --     to     --

SELECT WESTERN STRATEGIC BOND FUND
    2019         34,364   10.63   to     11.42       374,554    --     to    1.25%   2.84%    to   3.84%
    2018         21,075    9.88   to     10.35       213,484    --     to    1.25%     --     to   2.41%
    2017         19,674   10.34   to     10.79       207,288    --     to    1.05%   1.81%    to   2.51%
    2016         14,354   10.04   to     10.04       144,112    --     to      --    2.56%    to   2.56%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

DWS ENHANCED EMERGING MARKETS FIXED INCOME
    2019        12.90%    to    13.12%
    2018        (7.69)%   to    (7.51)%
    2017         7.60%    to     8.41%
    2016         7.80%    to     8.61%
    2015        (8.11)%   to    (2.63)%

SSGA S&P 500 INDEX FUND
    2019        29.63%    to    31.26%
    2018        (5.81)%   to    (4.62)%
    2017        20.17%    to    21.68%
    2016         2.84%    to    10.38%
    2015        (2.73)%   to     0.02%

DWS CORE EQUITY VIP
    2019        29.39%    to    29.39%
    2018        (6.35)%   to    (6.35)%
    2017        20.18%    to    20.18%
    2016         9.71%    to     9.71%
    2015         4.54%    to     4.54%

DWS GLOBAL GROWTH FUND
    2019        29.58%    to    30.55%
    2018       (18.15)%   to   (17.53)%
    2017        23.56%    to    24.48%
    2016        (1.20)%   to    (0.46)%
    2015        (3.14)%   to    (2.36)%

SELECT OVERSEAS FUND
    2019        24.62%    to    28.79%
    2018       (17.68)%   to   (16.91)%
    2017        25.10%    to    25.10%
    2016         0.91%    to     0.91%

MASSMUTUAL SELECT TOTAL RETURN BOND FUND
    2019         7.26%    to    18.21%
    2018        (2.86)%   to    (1.57)%
    2017         0.72%    to     1.73%
    2016         1.26%    to     2.02%

MASSMUTUAL BLUE CHIP GROWTH FUND
    2019        29.62%    to    29.62%
    2018         7.13%    to     7.13%

SELECT T. ROWE PRICE/FRONTIER MC GR II FUND
    2019        28.83%    to    30.68%
    2018        (4.59)%   to    (4.30)%
    2017        22.64%    to    23.26%
    2016         4.36%    to     4.57%

SELECT WESTERN STRATEGIC BOND FUND
    2019         7.59%    to    10.41%
    2018        (4.45)%   to     0.06%
    2017         2.99%    to     4.01%
    2016         1.93%    to     1.93%

--------------------------------------------------------------------------------
                                   SA-449

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

CLEARBRIDGE APPRECIATION FUND
    2019         23,536  $24.29   to   $ 26.31  $    594,718  0.35%    to    1.25%   1.16%    to   1.36%
    2018         25,688   18.95   to     20.34       507,243  0.35%    to    1.25%   1.00%    to   1.11%
    2017         22,338   19.61   to     20.87       453,599  0.35%    to    1.25%   0.80%    to   1.12%
    2016         22,317   16.62   to     17.37       381,144  0.50%    to    1.25%   0.53%    to   1.00%
    2015         19,210   15.43   to     16.12       304,323  0.35%    to    1.25%     --     to   1.22%

CLEARBRIDGE AGGRESSIVE GROWTH FUND
    2019          1,746   23.35   to     23.95        40,165  0.75%    to    1.25%   0.55%    to   0.59%
    2018          1,468   18.94   to     19.53        27,337  0.75%    to    1.25%   0.21%    to   0.22%
    2017          3,548   20.26   to     21.49        70,595  0.35%    to    1.25%     --     to   0.26%
    2016          4,439   17.83   to     19.04        78,033  0.50%    to    1.25%   0.29%    to   0.98%
    2015          9,296   16.89   to     18.24       153,311  0.35%    to    1.25%     --     to     --

CLEARBRIDGE ALL CAP VALUE FUND
    2019          1,553   17.22   to     19.10        29,638  0.50%    to    1.25%   0.04%    to   1.50%
    2018          1,981   14.13   to     15.78        30,551  0.50%    to    1.25%   0.75%    to   0.76%
    2017          1,446   16.64   to     18.74        27,082  0.50%    to    1.25%   0.75%    to   0.78%
    2016          1,339   14.28   to     16.20        21,674  0.50%    to    1.25%   0.02%    to   1.02%
    2015          1,973   12.20   to     13.93        26,449  0.50%    to    1.25%   1.13%    to   1.18%

CLEARBRIDGE MID CAP FUND
    2019         26,665   42.92   to     47.31     1,235,656  0.35%    to    1.25%   0.42%    to   0.44%
    2018         25,788   32.73   to     35.75       907,012  0.35%    to    1.25%   0.17%    to   0.19%
    2017         28,891   38.05   to     41.20     1,175,466  0.35%    to    1.25%   0.01%    to   0.02%
    2016         25,961   34.18   to     36.68       937,351  0.35%    to    1.25%   0.16%    to   0.17%
    2015         14,307   31.93   to     33.61       474,531  0.50%    to    1.25%     --     to     --

CLEARBRIDGE SMALL CAP GROWTH FUND
    2019         29,861   24.60   to     32.57       882,706  0.35%    to    1.25%     --     to     --
    2018         35,371   19.71   to     26.34       833,326  0.35%    to    1.25%     --     to     --
    2017         38,588   18.99   to     25.60       881,118  0.35%    to    1.25%     --     to     --
    2016         37,461   15.25   to     20.75       690,764  0.35%    to    1.25%     --     to     --
    2015         34,767   14.47   to     19.86       610,536  0.35%    to    1.25%     --     to     --

THORNBURG INTERNATIONAL VALUE FUND
    2019        174,862   13.97   to     16.30     3,056,149    --     to    1.25%   1.14%    to   1.15%
    2018        192,663   10.88   to     12.85     2,662,323    --     to    1.25%   0.87%    to   0.89%
    2017        190,186   13.64   to     16.31     3,067,493    --     to    1.25%     --     to   0.62%
    2016        233,356   18.99   to     20.94     2,966,546    --     to    1.25%   1.67%    to   1.74%
    2015        243,464   19.76   to     21.52     3,205,278    --     to    1.25%   0.82%    to   0.84%

THORNBURG VALUE FUND
    2019         46,543   21.19   to     23.95     1,554,460    --     to    1.25%   0.38%    to   0.41%
    2018         57,440   16.44   to     18.82     1,470,025    --     to    1.25%   0.22%    to   0.28%
    2017         64,484   18.22   to     21.11     1,756,964    --     to    1.25%     --     to   0.54%
    2016         68,110   30.76   to     33.00     1,458,855  0.35%    to    1.25%   0.46%    to   0.52%
    2015         66,267   29.17   to     31.02     1,355,056  0.35%    to    1.25%     --     to     --

THORNBURG CORE GROWTH FUND
    2019         29,883   20.71   to     24.28       781,071  0.35%    to    1.25%     --     to     --
    2018         35,787   16.15   to     19.10       703,606  0.35%    to    1.25%     --     to     --
    2017         36,684   16.66   to     19.89       739,407  0.35%    to    1.25%     --     to     --
    2016         40,722   29.60   to     31.76       670,145  0.35%    to    1.25%     --     to     --
    2015         51,978   30.69   to     32.64       899,194  0.35%    to    1.25%     --     to     --

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

CLEARBRIDGE APPRECIATION FUND
    2019        28.21%    to    29.36%
    2018        (3.40)%   to    (2.52)%
    2017        18.03%    to    19.10%
    2016         7.72%    to     8.53%
    2015         0.17%    to     1.06%

CLEARBRIDGE AGGRESSIVE GROWTH FUND
    2019        22.63%    to    23.24%
    2018        (9.12)%   to    (8.66)%
    2017        12.86%    to    13.88%
    2016         4.40%    to     5.18%
    2015        (5.61)%   to    (4.76)%

CLEARBRIDGE ALL CAP VALUE FUND
    2019        21.00%    to    21.91%
    2018       (15.76)%   to   (15.12)%
    2017        15.67%    to    16.54%
    2016        16.24%    to    17.11%
    2015        (6.79)%   to    (6.12)%

CLEARBRIDGE MID CAP FUND
    2019        31.13%    to    32.32%
    2018       (14.00)%   to   (13.22)%
    2017        11.32%    to    12.32%
    2016         7.06%    to     8.02%
    2015         0.98%    to     1.75%

CLEARBRIDGE SMALL CAP GROWTH FUND
    2019        23.67%    to    24.79%
    2018         2.86%    to     3.80%
    2017        23.41%    to    24.52%
    2016         4.45%    to     5.39%
    2015        (6.03)%   to    (5.16)%

THORNBURG INTERNATIONAL VALUE FUND
    2019        26.79%    to    28.39%
    2018       (21.22)%   to   (20.22)%
    2017        23.24%    to    24.78%
    2016        (3.93)%   to    (2.73)%
    2015         5.01%    to     6.28%

THORNBURG VALUE FUND
    2019        27.26%    to    28.86%
    2018       (10.85)%   to    (9.72)%
    2017        21.83%    to    23.35%
    2016         5.42%    to     6.37%
    2015         2.26%    to     3.20%

THORNBURG CORE GROWTH FUND
    2019        27.12%    to    28.27%
    2018        (3.94)%   to    (3.06)%
    2017        22.26%    to    23.36%
    2016        (3.55)%   to    (2.68)%
    2015         1.50%    to     2.40%

--------------------------------------------------------------------------------
                                   SA-450

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
    2019          6,616  $26.19   to   $ 29.04  $    177,348    --     to    1.05%   0.43%    to   0.53%
    2018          8,434   20.49   to     22.89       178,134    --     to    1.25%   0.20%    to   0.30%
    2017          7,050   22.78   to     25.12       165,136    --     to    1.25%   0.15%    to   0.16%
    2016         13,227   19.63   to     21.38       269,592    --     to    1.25%     --     to     --
    2015         11,954   18.32   to     19.70       224,711    --     to    1.25%     --     to     --

T. ROWE PRICE GROWTH STOCK FUND, INC.
    2019        204,862   27.86   to     31.21     5,942,991  0.35%    to    1.25%     --     to     --
    2018        266,819   21.68   to     53.78     6,155,694    --     to    1.25%     --     to     --
    2017        338,330   22.30   to     59.26     7,932,181    --     to    1.25%     --     to     --
    2016        419,429   16.98   to     50.73     7,409,846    --     to    1.25%     --     to     --
    2015        383,646   17.04   to     51.40     6,778,840    --     to    1.25%     --     to     --

T. ROWE PRICE EQUITY INCOME FUND
    2019         82,157   17.24   to     19.32     1,488,421  0.35%    to    1.25%   1.88%    to   1.88%
    2018         83,530   13.87   to     17.23     1,224,605  0.15%    to    1.25%   1.60%    to   1.62%
    2017         82,063   15.58   to     17.14     1,327,212  0.35%    to    1.25%   1.26%    to   1.46%
    2016         96,677   13.65   to     31.35     1,401,191    --     to    1.25%   1.77%    to   1.88%
    2015        110,158   11.65   to     28.35     1,352,843    --     to    1.25%   1.50%    to   1.53%

T. ROWE PRICE RETIREMENT 2010 FUND
    2019         67,215   15.57   to     18.01     1,122,472    --     to    1.25%   1.27%    to   1.90%
    2018         69,065   13.64   to     15.59     1,006,301    --     to    1.25%   1.71%    to   1.74%
    2017         71,104   14.40   to     16.25     1,084,602    --     to    1.25%   0.83%    to   1.80%
    2016        101,616   13.13   to     14.63     1,385,182    --     to    1.25%   1.51%    to   1.52%
    2015        109,595   12.47   to     13.73     1,416,298    --     to    1.25%   1.22%    to   1.52%

T. ROWE PRICE RETIREMENT 2020 FUND
    2019        678,284   17.22   to     19.93    12,445,805    --     to    1.25%   0.32%    to   1.65%
    2018        709,408   14.69   to     16.78    11,061,079    --     to    1.25%   1.42%    to   1.43%
    2017        673,649   15.73   to     17.75    11,181,063    --     to    1.25%   0.89%    to   1.32%
    2016        741,534   13.83   to     15.41    10,771,505    --     to    1.25%   1.36%    to   1.40%
    2015        721,797   13.10   to     14.41     9,874,538    --     to    1.25%   0.83%    to   1.52%

T. ROWE PRICE RETIREMENT 2030 FUND
    2019        785,498   18.57   to     21.49    15,550,101    --     to    1.25%   0.17%    to   1.45%
    2018        789,352   15.43   to     17.63    12,947,880    --     to    1.25%   1.09%    to   1.20%
    2017        727,171   16.75   to     18.90    12,866,488    --     to    1.25%   1.03%    to   1.03%
    2016        687,905   14.27   to     15.91    10,265,894    --     to    1.25%   1.19%    to   1.24%
    2015        604,603   13.49   to     14.85     8,485,704    --     to    1.25%   0.97%    to   1.25%

T. ROWE PRICE RETIREMENT 2040 FUND
    2019        427,115   19.48   to     22.54     8,834,545    --     to    1.25%   0.48%    to   1.21%
    2018        430,921   15.90   to     18.17     7,264,231    --     to    1.25%   0.89%    to   0.91%
    2017        398,556   17.45   to     19.69     7,316,835    --     to    1.25%   0.59%    to   0.87%
    2016        374,849   14.56   to     16.23     5,685,127    --     to    1.25%   0.91%    to   1.07%
    2015        353,591   13.76   to     15.15     5,035,628    --     to    1.25%   0.70%    to   1.19%

T. ROWE PRICE RETIREMENT 2050 FUND
    2019        205,564   19.59   to     22.66     4,248,997    --     to    1.25%   0.04%    to   1.11%
    2018        198,308   15.91   to     18.18     3,320,040    --     to    1.25%   0.79%    to   0.96%
    2017        192,835   17.50   to     19.75     3,520,437    --     to    1.25%   0.68%    to   0.94%
    2016        177,111   14.56   to     16.23     2,673,322    --     to    1.25%   1.03%    to   1.43%
    2015        154,336   13.76   to     15.14     2,186,835    --     to    1.25%   0.96%    to   1.74%

                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
    2019        26.87%    to   27.78%
    2018       (10.04)%   to   (8.90)%
    2017        16.05%    to   17.51%
    2016         7.17%    to    8.52%
    2015        (3.30)%   to   (2.07)%

T. ROWE PRICE GROWTH STOCK FUND, INC.
    2019       (41.96)%   to   28.51%
    2018        (9.25)%   to   (2.77)%
    2017        16.81%    to   31.33%
    2016        (1.30)%   to   (0.36)%
    2015         2.47%    to    8.95%

T. ROWE PRICE EQUITY INCOME FUND
    2019        12.15%    to   24.34%
    2018       (10.97)%   to    0.51%
    2017        14.09%    to   15.12%
    2016        10.58%    to   17.16%
    2015       (13.22)%   to   (8.32)%

T. ROWE PRICE RETIREMENT 2010 FUND
    2019        14.13%    to   15.57%
    2018        (5.29)%   to   (4.09)%
    2017         9.69%    to   11.07%
    2016         5.26%    to    6.58%
    2015        (2.47)%   to   (1.23)%

T. ROWE PRICE RETIREMENT 2020 FUND
    2019        17.27%    to   18.74%
    2018        (6.61)%   to   (5.43)%
    2017        13.75%    to   15.18%
    2016         5.58%    to    6.90%
    2015        (2.13)%   to   (0.88)%

T. ROWE PRICE RETIREMENT 2030 FUND
    2019        20.38%    to   21.89%
    2018        (7.91)%   to   (6.74)%
    2017        17.37%    to   18.84%
    2016         5.82%    to    7.15%
    2015        (1.76)%   to   (0.50)%

T. ROWE PRICE RETIREMENT 2040 FUND
    2019        22.50%    to   24.04%
    2018        (8.89)%   to   (7.74)%
    2017        19.86%    to   21.37%
    2016         5.60%    to    6.39%
    2015        (1.61)%   to   (0.34)%

T. ROWE PRICE RETIREMENT 2050 FUND
    2019        23.13%    to   24.67%
    2018        (9.12)%   to   (7.97)%
    2017        20.21%    to   21.72%
    2016         5.86%    to    7.19%
    2015        (1.54)%   to   (0.27)%

--------------------------------------------------------------------------------
                                   SA-451

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

T. ROWE PRICE RETIREMENT BALANCED FUND
    2019         57,698  $14.86   to   $ 17.19  $    909,108    --     to    1.25%   1.37%    to   1.52%
    2018         58,198   13.11   to     14.98       805,122    --     to    1.25%   1.29%    to   1.33%
    2017         31,360   13.80   to     15.57       443,981    --     to    1.25%   0.74%    to   0.85%
    2016         47,698   12.72   to     14.18       618,526    --     to    1.25%   1.10%    to   1.24%
    2015         40,620   12.16   to     13.38       509,845    --     to    1.25%   1.11%    to   1.25%

UBS GLOBAL ALLOCATION FUND
    2019            657   13.91   to     15.01         9,502  0.50%    to    1.25%   2.93%    to   4.37%
    2018            340   11.78   to     12.80         4,047  0.50%    to    1.25%     --     to     --
    2017            284   12.83   to     14.05         3,758  0.50%    to    1.25%   0.98%    to   1.19%
    2016            492   11.05   to     12.20         5,659  0.50%    to    1.25%   2.38%    to   3.38%
    2015            270   10.95   to     12.18         2,995  0.50%    to    1.25%   2.47%    to   2.74%

UBS US ALLOCATION FUND
    2019            237   20.59   to     20.59         4,884  0.85%    to    0.85%   0.38%    to   0.38%
    2018            580   16.83   to     16.83         9,757  0.85%    to    0.85%   1.05%    to   1.05%
    2017            557   17.59   to     18.42        10,254  0.85%    to    1.25%     --     to   0.54%
    2016            556   15.43   to     15.43         8,582  1.25%    to    1.25%   1.49%    to   1.49%
    2015              5   14.71   to     14.71            79  1.25%    to    1.25%     --     to     --

VANGUARD SMALL-CAP INDEX FUND
    2019        234,331   15.68   to     15.68     3,675,302    --     to      --    1.46%    to   1.46%
    2018        267,809   12.31   to     12.31     3,297,845    --     to      --    1.40%    to   1.40%
    2017        317,171   13.58   to     13.58     4,306,819    --     to      --    1.43%    to   1.43%
    2016        349,132   11.68   to     11.68     4,078,564    --     to      --    1.58%    to   1.58%
    2015        486,129    9.87   to      9.87     4,800,347    --     to      --    1.44%    to   1.44%

VANGUARD MID-CAP INDEX FUND
    2019        147,569   16.21   to     16.21     2,391,473    --     to      --    1.58%    to   1.58%
    2018        168,540   12.37   to     12.37     2,084,480    --     to      --    1.55%    to   1.55%
    2017        201,214   13.63   to     13.63     2,741,648    --     to      --    1.43%    to   1.43%
    2016        226,414   11.43   to     11.43     2,586,961    --     to      --    1.45%    to   1.45%
    2015        324,755   10.27   to     10.27     3,336,193    --     to      --    1.51%    to   1.51%

VANGUARD TOTAL BOND MARKET INDEX FUND
    2019        104,365   11.85   to     11.85     1,236,887    --     to      --    2.78%    to   2.78%
    2018         99,020   10.90   to     10.90     1,079,328    --     to      --    2.78%    to   2.78%
    2017        108,096   10.90   to     10.90     1,178,522    --     to      --    2.51%    to   2.51%
    2016        125,737   10.53   to     10.53     1,323,802    --     to      --    2.43%    to   2.43%
    2015        207,282   10.26   to     10.26     2,127,170    --     to      --    2.45%    to   2.45%

VANGUARD TOTAL STOCK MARKET INDEX FUND
    2019        137,930   17.55   to     17.55     2,421,284    --     to      --    1.91%    to   1.91%
    2018        162,879   13.42   to     13.42     2,185,872    --     to      --    1.78%    to   1.78%
    2017        201,571   14.15   to     14.15     2,852,647    --     to      --    1.84%    to   1.84%
    2016        225,970   11.68   to     11.68     2,639,236    --     to      --    1.97%    to   1.97%
    2015        370,194   10.37   to     10.37     3,837,698    --     to      --    2.03%    to   2.03%

VICTORY DIVERSIFIED STOCK FUND
    2019         17,844   17.52   to     25.86       463,610    --     to    1.25%   0.39%    to   0.40%
    2018         29,282   14.51   to     20.26       605,284    --     to    1.25%   0.37%    to   0.37%
    2017         29,771   23.68   to     25.52       697,678    --     to    1.25%   0.57%    to   0.58%
    2016         30,808   18.42   to     18.83       583,040    --     to    1.25%   1.27%    to   1.28%
    2015         46,256   18.19   to     18.38       814,434    --     to    1.25%   0.58%    to   0.60%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

T. ROWE PRICE RETIREMENT BALANCED FUND
    2019        13.33%    to    14.75%
    2018        (4.98)%   to    (3.78)%
    2017         8.45%    to     9.81%
    2016         4.64%    to     5.95%
    2015        (2.43)%   to    (1.26)%

UBS GLOBAL ALLOCATION FUND
    2019        17.26%    to    18.14%
    2018        (8.88)%   to    (8.19)%
    2017        15.21%    to    16.07%
    2016         0.13%    to     0.89%
    2015        (3.17)%   to    (2.45)%

UBS US ALLOCATION FUND
    2019        22.38%    to    22.38%
    2018        (8.68)%   to    (8.68)%
    2017        14.01%    to    14.47%
    2016         4.92%    to     4.92%
    2015        (2.20)%   to    (2.20)%

VANGUARD SMALL-CAP INDEX FUND
    2019        27.37%    to    27.37%
    2018        (9.31)%   to    (9.31)%
    2017        16.24%    to    16.24%
    2016        18.30%    to    18.30%
    2015        (3.66)%   to    (3.66)%

VANGUARD MID-CAP INDEX FUND
    2019        31.03%    to    31.03%
    2018        (9.23)%   to    (9.23)%
    2017        19.25%    to    19.25%
    2016        11.22%    to    11.22%
    2015        (1.32)%   to    (1.32)%

VANGUARD TOTAL BOND MARKET INDEX FUND
    2019         8.73%    to     8.73%
    2018        (0.02)%   to    (0.02)%
    2017         3.55%    to     3.55%
    2016         2.59%    to     2.59%
    2015         0.41%    to     0.41%

VANGUARD TOTAL STOCK MARKET INDEX FUND
    2019        30.81%    to    30.81%
    2018        (5.17)%   to    (5.17)%
    2017        21.17%    to    21.17%
    2016        12.66%    to    12.66%
    2015         0.36%    to     0.36%

VICTORY DIVERSIFIED STOCK FUND
    2019        20.74%    to    27.64%
    2018       (23.79)%   to   (14.44)%
    2017        25.75%    to    27.32%
    2016         1.26%    to     2.45%
    2015       (11.87)%   to    (4.13)%

--------------------------------------------------------------------------------
                                   SA-452

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

VICTORY SPECIAL VALUE FUND
    2019         56,796  $20.65   to   $ 24.51  $  1,155,695    --     to    1.25%   0.13%    to   0.38%
    2018         65,616   16.33   to     19.14     1,041,397    --     to    1.25%   0.10%    to   0.13%
    2017         71,870   19.08   to     22.08     1,341,913    --     to    1.25%   0.38%    to   0.39%
    2016         80,035   15.31   to     22.05     1,183,326    --     to    1.25%   1.10%    to   1.14%
    2015         87,044   14.93   to     21.47     1,265,202    --     to    1.25%   0.31%    to   0.32%

VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND
    2019        127,715   26.68   to     30.87     3,676,005    --     to    1.25%   0.27%    to   0.45%
    2018        178,923   21.36   to     37.49     4,145,915    --     to    1.25%   0.24%    to   0.31%
    2017        207,297   23.65   to     46.72     5,267,377    --     to    1.25%   0.43%    to   0.63%
    2016        211,004   21.48   to     23.94     4,820,539    --     to    1.25%   0.30%    to   0.31%
    2015        199,145   16.78   to     18.46     3,532,248    --     to    1.25%   0.12%    to   0.13%

VICTORY SYCAMORE ESTABLISHED VALUE FUND
    2019        172,419   49.65   to     56.84     9,739,926    --     to    1.25%   1.12%    to   1.16%
    2018        204,705   33.05   to     39.16     9,013,493    --     to    1.25%   0.94%    to   0.98%
    2017        201,700   40.58   to     44.18     9,906,657    --     to    1.25%   0.64%    to   0.68%
    2016        157,055   38.68   to     42.65     6,673,214    --     to    1.25%   0.58%    to   0.60%
    2015        136,074   32.46   to     35.35     4,792,335    --     to    1.25%   0.85%    to   1.17%

INVESCO SMALL CAP DISCOVERY FUND
    2019         67,627   25.44   to     25.56     1,649,731    --     to    1.25%     --     to     --
    2018         76,661   19.88   to     20.05     1,461,569    --     to    1.25%     --     to     --
    2017         89,885   21.01   to     21.45     1,838,849    --     to    1.25%     --     to     --
    2016         99,178   16.92   to     17.49     1,641,421    --     to    1.25%     --     to     --
    2015        117,396   16.23   to     17.11     1,889,192  0.15%    to    1.25%     --     to     --

INVESCO COMSTOCK FUND
    2019        214,500   26.18   to     32.84     5,493,747    --     to    1.25%   2.02%    to   2.12%
    2018        222,271   21.15   to     26.20     4,706,112    --     to    1.25%   1.42%    to   1.46%
    2017        224,281   24.41   to     29.86     5,683,338    --     to    1.25%   1.35%    to   1.49%
    2016        254,273   20.98   to     23.67     5,622,931    --     to    1.25%   2.22%    to   2.23%
    2015        286,161   18.03   to     21.68     5,547,333    --     to    1.25%   1.33%    to   1.33%

INVESCO EQUITY AND INCOME FUND
    2019        609,571   10.29   to     26.95    14,148,534    --     to    1.25%     --     to   1.90%
    2018        655,677    9.12   to     22.73    13,233,277    --     to    1.25%   1.91%    to   1.96%
    2017        725,739   10.96   to     25.48    16,868,501    --     to    1.25%   1.92%    to   1.93%
    2016        820,244   23.26   to     28.02    17,239,276    --     to    1.25%   1.80%    to   1.80%
    2015        910,071   20.51   to     24.40    17,157,629    --     to    1.25%   2.03%    to   3.18%

INVESCO GROWTH AND INCOME FUND
    2019        117,029   19.89   to     22.22     2,429,847  0.50%    to    1.25%   1.86%    to   1.89%
    2018        121,598   15.96   to     17.97     2,047,819  0.50%    to    1.25%   1.44%    to   1.48%
    2017        144,715   18.54   to     21.02     2,857,190  0.50%    to    1.25%   1.60%    to   1.69%
    2016        177,681   16.31   to     18.64     3,119,062  0.50%    to    1.25%   1.78%    to   1.82%
    2015        184,220   14.29   to     15.75     2,724,940    --     to    1.25%   1.51%    to   1.51%

INVESCO MID CAP GROWTH FUND
    2019         50,462   25.39   to     27.93     1,358,880  0.50%    to    1.25%     --     to     --
    2018         54,588   19.03   to     21.09     1,104,522  0.50%    to    1.25%     --     to     --
    2017         62,227   20.31   to     22.67     1,321,160  0.50%    to    1.25%     --     to     --
    2016         86,967   16.70   to     18.78     1,509,011  0.50%    to    1.25%     --     to     --
    2015         86,340   16.71   to     18.93     1,514,194  0.50%    to    1.25%     --     to     --

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

VICTORY SPECIAL VALUE FUND
    2019        26.49%    to    28.08%
    2018       (14.41)%   to   (13.33)%
    2017        24.59%    to    26.15%
    2016         2.55%    to     2.70%
    2015        (4.72)%   to    (3.85)%

VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND
    2019       (17.65)%   to    24.94%
    2018       (19.76)%   to    (9.69)%
    2017         5.94%    to    10.10%
    2016        28.05%    to    29.65%
    2015        (1.96)%   to    (0.73)%

VICTORY SYCAMORE ESTABLISHED VALUE FUND
    2019        26.77%    to    71.97%
    2018       (18.56)%   to   (11.35)%
    2017        12.22%    to    14.23%
    2016        19.16%    to    20.66%
    2015        (0.56)%   to     0.70%

INVESCO SMALL CAP DISCOVERY FUND
    2019        26.94%    to    28.53%
    2018        (6.53)%   to    (5.35)%
    2017        22.61%    to    24.15%
    2016         2.21%    to     3.50%
    2015        (1.94)%   to    (0.83)%

INVESCO COMSTOCK FUND
    2019        23.79%    to    25.34%
    2018       (13.33)%   to   (12.24)%
    2017        16.31%    to    17.77%
    2016         9.18%    to    16.37%
    2015       (15.05)%   to    (7.10)%

INVESCO EQUITY AND INCOME FUND
    2019        12.83%    to    18.58%
    2018       (16.79)%   to   (10.78)%
    2017         3.79%    to     9.51%
    2016        13.41%    to    14.83%
    2015        (3.56)%   to    (2.34)%

INVESCO GROWTH AND INCOME FUND
    2019        23.69%    to    24.62%
    2018       (14.54)%   to   (13.90)%
    2017        12.80%    to    13.64%
    2016        18.33%    to    19.22%
    2015        (4.36)%   to    (3.15)%

INVESCO MID CAP GROWTH FUND
    2019        32.43%    to    33.42%
    2018        (6.98)%   to    (6.27)%
    2017        20.70%    to    21.60%
    2016        (0.78)%   to    (0.04)%
    2015        (0.05)%   to     0.70%

--------------------------------------------------------------------------------
                                   SA-453

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

INVESCO QUALITY INCOME FUND
    2019             70  $13.26   to   $ 13.68  $        938  0.75%    to    1.25%   3.75%    to   3.94%
    2018             57   12.67   to     13.00           734  0.75%    to    1.25%   3.94%    to   3.97%
    2017             41   12.85   to     13.47           531  0.50%    to    1.25%   1.53%    to   3.28%
    2016            207   12.76   to     13.28         2,741  0.50%    to    1.25%   1.06%    to   3.27%
    2015             34   12.74   to     13.02           436  0.50%    to    0.75%   0.20%    to   4.08%

INVESCO SMALL CAP VALUE FUND
    2019         17,812   44.58   to     51.04       831,670    --     to    1.25%     --     to     --
    2018         22,125   34.18   to     38.65       793,819    --     to    1.25%     --     to     --
    2017         26,069   46.33   to     51.73     1,266,956    --     to    1.25%     --     to     --
    2016         30,440   39.66   to     43.74     1,249,862    --     to    1.25%   0.06%    to   0.21%
    2015         36,213   33.96   to     36.98     1,284,412    --     to    1.25%   0.04%    to   0.04%

INVESCO AMERICAN VALUE FUND
    2019          2,592   42.30   to     44.65       111,747  0.75%    to    1.25%     --     to     --
    2018          2,468   34.37   to     36.10        86,329  0.75%    to    1.25%   0.24%    to   0.38%
    2017          2,510   39.93   to     43.23       102,037  0.35%    to    1.25%     --     to   0.17%
    2016         19,478   36.94   to     40.73       773,076    --     to    1.25%   0.23%    to   0.24%
    2015         21,482   32.33   to     35.21       736,757    --     to    1.25%   0.02%    to   0.02%

INVESCO VALUE OPPORTUNITIES FUND
    2019         28,306   17.75   to     19.20       542,446  0.35%    to    1.25%     --     to     --
    2018         31,223   13.84   to     14.83       462,754  0.35%    to    1.25%     --     to     --
    2017         35,418   17.45   to     18.54       656,220  0.35%    to    1.25%     --     to     --
    2016         34,991   15.09   to     15.89       555,627  0.35%    to    1.25%   0.17%    to   0.18%
    2015         38,806   12.95   to     13.51       523,922  0.35%    to    1.25%   0.89%    to   0.91%

INVESCO DIVERSIFIED DIVIDEND FUND
    2019         28,124   15.40   to     21.15       528,353  0.35%    to    1.25%   2.42%    to   2.48%
    2018         26,575   12.34   to     17.10       393,448  0.35%    to    1.25%   1.75%    to   2.17%
    2017         40,530   13.42   to     18.77       644,486  0.35%    to    1.25%   1.75%    to   1.88%
    2016         47,798   12.44   to     17.56       673,717  0.35%    to    1.25%   1.68%    to   1.80%
    2015         50,262   10.92   to     15.55       603,712  0.35%    to    1.25%   1.52%    to   1.79%

INVESCO AMERICAN FRANCHISE FUND
    2019         25,357   24.49   to     26.95       656,577  0.15%    to    1.25%     --     to     --
    2018         34,868   18.16   to     19.77       669,484  0.15%    to    1.25%     --     to     --
    2017         34,719   19.11   to     20.30       689,526  0.35%    to    1.25%     --     to     --
    2016         45,792   15.23   to     16.03       719,840  0.35%    to    1.25%     --     to     --
    2015         45,069   15.11   to     15.77       700,456  0.35%    to    1.25%     --     to     --

INVESCO GLOBAL CORE EQUITY FUND
    2019          3,514   14.42   to     15.40        51,084  0.50%    to    1.25%     --     to   1.37%
    2018          4,047   11.73   to     12.77        48,668  0.15%    to    1.25%   1.13%    to   1.16%
    2017          3,662   13.96   to     14.68        51,522  0.50%    to    1.25%   0.94%    to   1.01%
    2016          3,226   11.50   to     12.01        37,292  0.50%    to    1.25%   1.05%    to   1.07%
    2015          2,838   10.92   to     11.31        31,098  0.50%    to    1.25%   0.68%    to   0.70%

VANGUARD 500 INDEX FUND
    2019        276,805   17.96   to     17.96     4,970,765    --     to      --    2.03%    to   2.03%
    2018        328,297   13.66   to     13.66     4,484,724    --     to      --    1.84%    to   1.84%
    2017        379,024   14.29   to     14.29     5,417,551    --     to      --    1.91%    to   1.91%
    2016        446,724   11.74   to     11.74     5,242,992    --     to      --    2.11%    to   2.11%
    2015        547,133   10.49   to     10.49     5,737,202    --     to      --    2.13%    to   2.13%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

INVESCO QUALITY INCOME FUND
    2019         4.66%    to     5.19%
    2018        (1.40)%   to    (0.90)%
    2017         0.71%    to     1.46%
    2016         1.22%    to     1.98%
    2015        (0.34)%   to     0.67%

INVESCO SMALL CAP VALUE FUND
    2019        30.41%    to    32.05%
    2018       (26.22)%   to   (25.29)%
    2017        16.82%    to    18.28%
    2016        16.81%    to    18.27%
    2015        (9.95)%   to    (8.83)%

INVESCO AMERICAN VALUE FUND
    2019        23.07%    to    23.69%
    2018       (13.92)%   to   (13.49)%
    2017         8.09%    to     9.07%
    2016        14.26%    to    15.69%
    2015       (10.10)%   to    (8.95)%

INVESCO VALUE OPPORTUNITIES FUND
    2019        28.26%    to    29.42%
    2018       (20.71)%   to   (19.99)%
    2017        15.65%    to    16.69%
    2016        16.55%    to    17.60%
    2015       (11.55)%   to   (10.77)%

INVESCO DIVERSIFIED DIVIDEND FUND
    2019        23.67%    to    24.79%
    2018        (8.90)%   to    (8.07)%
    2017         6.90%    to     7.87%
    2016        12.91%    to    13.93%
    2015         0.53%    to     1.42%

INVESCO AMERICAN FRANCHISE FUND
    2019        34.82%    to    36.31%
    2018        (4.98)%   to    (2.63)%
    2017        25.53%    to    26.66%
    2016         0.75%    to     1.66%
    2015         3.66%    to     4.57%

INVESCO GLOBAL CORE EQUITY FUND
    2019        20.61%    to    22.98%
    2018       (15.96)%   to   (13.01)%
    2017        21.31%    to    22.22%
    2016         5.38%    to     6.17%
    2015        (3.40)%   to    (2.67)%

VANGUARD 500 INDEX FUND
    2019        31.46%    to    31.46%
    2018        (4.43)%   to    (4.43)%
    2017        21.79%    to    21.79%
    2016        11.93%    to    11.93%
    2015         1.41%    to     1.41%

--------------------------------------------------------------------------------
                                   SA-454

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                 UNIT                                 EXPENSE                INCOME
                              FAIR VALUE                          RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*               HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ----------------------

WELLS FARGO INTERNATIONAL EQUITY FUND
    2019          6,619  $10.79   to   $ 12.98  $     71,232  0.50%    to    1.25%   2.20%    to    2.36%
    2018          8,779   10.70   to     11.43        83,074    --     to    1.25%   3.15%    to    4.27%
    2017          8,321   13.35   to     13.97        95,370    --     to    1.25%   3.88%    to    4.18%
    2016          5,599   11.12   to     11.40        67,873    --     to    1.25%   2.76%    to    3.47%
    2015          5,280   10.98   to     11.07        61,695    --     to    1.25%   1.28%    to    1.38%

WELLS FARGO CORE BOND FUND
    2019          7,328   12.16   to     13.05        91,602  0.50%    to    1.25%   2.12%    to    2.21%
    2018          6,983   11.38   to     12.13        81,341  0.50%    to    1.25%   2.27%    to    2.36%
    2017          9,426   11.60   to     12.28       112,358  0.50%    to    1.25%   0.21%    to    1.67%
    2016          7,805   11.39   to     11.84        91,109  0.65%    to    1.25%   1.33%    to    1.38%
    2015          6,573   11.26   to     11.64        75,629  0.65%    to    1.25%   1.41%    to    1.56%

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND
    2019         11,140   47.23   to     52.57       539,910    --     to    1.25%     --     to      --
    2018         14,872   30.68   to     34.58       462,194    --     to    1.25%     --     to      --
    2017         16,838   33.27   to     37.97       569,626    --     to    1.25%     --     to      --
    2016         14,564   22.70   to     28.68       359,214  0.35%    to    1.25%     --     to      --
    2015         12,070   21.98   to     25.17       260,279  0.15%    to    1.25%     --     to      --

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
    2019         11,157   39.99   to     44.81       479,123  0.35%    to    1.25%     --     to      --
    2018         12,540   26.15   to     29.04       347,867  0.35%    to    1.25%     --     to      --
    2017         10,741   29.03   to     31.94       329,955  0.35%    to    1.25%     --     to      --
    2016         10,374   21.85   to     23.83       237,775  0.35%    to    1.25%     --     to      --
    2015         10,604   19.01   to     20.54       208,727  0.35%    to    1.25%     --     to      --

COLUMBIA SELECT SMALL CAP VALUE FUND
    2019             29   13.06   to     13.06           379  0.75%    to    0.75%   0.03%    to    0.03%
    2018          2,770   11.05   to     11.13        30,786  0.50%    to    0.75%   0.14%    to    0.16%
    2017          2,732   12.85   to     12.91        35,228  0.50%    to    0.75%     --     to      --
    2016          1,773   11.47   to     11.49        20,340  0.50%    to    0.75%     --     to      --

TIAA-CREF LARGE CAP VALUE INDEX FUND
    2019        125,065   22.40   to     24.74     3,064,898    --     to    1.25%   2.61%    to    2.65%
    2018        118,942   17.99   to     19.62     2,316,667    --     to    1.25%   1.74%    to    2.19%
    2017        111,991   19.91   to     21.45     2,384,575    --     to    1.25%   2.29%    to   10.09%
    2016         93,557   17.80   to     18.93     1,767,868    --     to    1.25%   1.99%    to    2.79%
    2015         48,408   15.40   to     16.19       782,757    --     to    1.25%   2.19%    to    2.49%

TIAA-CREF LARGE CAP GROWTH FUND
    2019        105,867   29.51   to     32.60     3,403,983    --     to    1.25%   0.76%    to    0.92%
    2018        112,286   21.98   to     23.98     2,658,997    --     to    1.25%   0.98%    to    1.30%
    2017        100,884   22.67   to     24.42     2,442,408    --     to    1.25%   1.10%    to    1.90%
    2016         96,529   17.69   to     18.82     1,807,535    --     to    1.25%   2.40%    to    3.94%
    2015          6,283   16.77   to     17.63       109,233    --     to    1.25%     --     to    2.16%

TIAA-CREF BOND INDEX FUND
    2019         23,625   11.00   to     11.68       271,649  0.50%    to    1.25%   2.39%    to    2.44%
    2018         22,509   10.30   to     10.86       241,725  0.50%    to    1.25%   2.45%    to    2.47%
    2017         19,862   10.47   to     10.95       215,584  0.50%    to    1.25%   2.14%    to    2.15%
    2016         16,200   10.28   to     10.67       170,943  0.50%    to    1.25%   2.02%    to    2.14%
    2015          4,415   10.19   to     10.50        46,273  0.50%    to    1.25%   2.00%    to    2.02%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

WELLS FARGO INTERNATIONAL EQUITY FUND
    2019         0.89%    to    13.58%
    2018       (19.85)%   to   (18.21)%
    2017        20.05%    to    22.54%
    2016         1.28%    to     2.98%
    2015         1.00%    to     1.01%

WELLS FARGO CORE BOND FUND
    2019         6.78%    to     7.58%
    2018        (1.89)%   to    (1.15)%
    2017         1.88%    to     2.64%
    2016         1.14%    to     1.75%
    2015        (1.04)%   to    (0.42)%

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND
    2019        52.02%    to    53.93%
    2018        (8.92)%   to    (7.77)%
    2017        32.40%    to    34.06%
    2016        13.95%    to    14.98%
    2015         7.78%    to     8.98%

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
    2019        52.94%    to    54.32%
    2018        (9.92)%   to    (9.10)%
    2017        32.83%    to    34.02%
    2016        14.98%    to    16.01%
    2015         8.54%    to     9.50%

COLUMBIA SELECT SMALL CAP VALUE FUND
    2019        17.35%    to    18.17%
    2018       (14.00)%   to   (13.79)%
    2017        12.06%    to    12.34%
    2016        14.67%    to    14.89%

TIAA-CREF LARGE CAP VALUE INDEX FUND
    2019        24.53%    to    26.09%
    2018        (9.67)%   to    (8.53)%
    2017        11.90%    to    13.30%
    2016        15.54%    to    16.99%
    2015        (5.27)%   to    (4.69)%

TIAA-CREF LARGE CAP GROWTH FUND
    2019        34.26%    to    35.95%
    2018        (3.03)%   to    (1.81)%
    2017        28.18%    to    29.79%
    2016         5.43%    to     6.75%
    2015        (0.75)%   to     3.99%

TIAA-CREF BOND INDEX FUND
    2019         6.78%    to     7.59%
    2018        (1.60)%   to    (0.86)%
    2017         1.88%    to     2.65%
    2016         0.87%    to     1.62%
    2015        (0.97)%   to    (0.21)%

--------------------------------------------------------------------------------
                                   SA-455

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

TIAA-CREF EQUITY INDEX FUND
    2019        138,405  $25.53   to   $ 28.20  $  3,839,136    --     to    1.25%   1.29%    to   1.67%
    2018        146,888   19.80   to     21.60     3,120,220    --     to    1.25%   1.28%    to   1.54%
    2017        136,281   21.22   to     22.86     3,072,235    --     to    1.25%   1.59%    to   1.62%
    2016        112,515   17.78   to     18.92     2,107,412    --     to    1.25%   1.91%    to   3.98%
    2015         21,113   16.01   to     16.01       344,545  1.25%    to    1.25%   2.81%    to   2.81%

MM MSCI EAFE(R) INTERNATIONAL INDEX FUND
    2019         35,142   11.06   to     11.87       404,866    --     to    1.25%     --     to   3.35%
    2018         33,674    9.23   to      9.78       321,221    --     to    1.25%   2.27%    to   2.90%
    2017         28,659   10.87   to     11.38       319,246    --     to    1.25%   2.82%    to   5.11%
    2016         48,986    8.84   to      9.14       441,669    --     to    1.25%   5.11%    to   8.54%
    2015            588    9.00   to      9.07         5,300    --     to    0.50%   2.15%    to   2.15%

MASSMUTUAL RETIRESMART(SM) BY JPMORGAN 2015 FUND+
    2019             --   10.60   to     11.61            --    --     to      --    0.04%    to   0.04%
    2018         33,491   10.65   to     11.29       374,875    --     to    1.25%   2.72%    to   2.78%
    2017         42,990   11.19   to     11.72       497,712    --     to    1.25%   3.36%    to   3.39%
    2016         37,120   10.20   to     10.55       387,813    --     to    1.25%   2.02%    to   2.03%
    2015         32,659    9.77   to      9.98       323,998    --     to    1.25%   1.35%    to   2.10%

MASSMUTUAL RETIRESMART(SM) BY JPMORGAN 2020 FUND
    2019         29,200   12.42   to     12.97       371,608  0.50%    to    1.25%   2.19%    to   2.90%
    2018         30,454   10.84   to     11.22       335,458  0.50%    to    1.25%   2.30%    to   2.65%
    2017         78,015   11.46   to     11.78       907,903  0.50%    to    1.25%   1.77%    to   3.23%
    2016         85,558   10.23   to     10.44       886,220  0.50%    to    1.25%   1.92%    to   2.29%
    2015         89,207    9.77   to      9.90       878,937  0.50%    to    1.25%   4.47%    to   4.82%

MASSMUTUAL RETIRESMART(SM) BY JPMORGAN 2025 FUND
    2019         92,001   12.94   to     13.90     1,228,382    --     to    1.25%   2.24%    to   2.74%
    2018         76,907   11.02   to     11.69       867,779    --     to    1.25%   2.70%    to   2.75%
    2017        117,785   11.75   to     12.31     1,409,793    --     to    1.25%   2.77%    to   3.18%
    2016        109,449   10.29   to     10.64     1,143,994    --     to    1.25%   1.89%    to   2.69%
    2015         73,990    9.76   to      9.76       727,350  1.25%    to    1.25%   1.94%    to   1.94%

MASSMUTUAL RETIRESMART(SM) BY JPMORGAN 2030 FUND
    2019        129,179   13.24   to     13.81     1,749,601  0.50%    to    1.25%   1.87%    to   2.14%
    2018        126,658   11.08   to     11.48     1,431,943  0.50%    to    1.25%   2.63%    to   3.23%
    2017        128,230   11.92   to     12.25     1,554,723  0.50%    to    1.25%   3.58%    to   3.65%
    2016        111,724   10.29   to     10.50     1,163,890  0.50%    to    1.25%   1.91%    to   2.11%
    2015         90,893    9.74   to      9.87       891,961  0.50%    to    1.25%   1.95%    to   2.03%

MASSMUTUAL RETIRESMART(SM) BY JPMORGAN 2035 FUND
    2019         97,208   13.41   to     14.41     1,343,816    --     to    1.25%   1.98%    to   2.11%
    2018         85,629   11.09   to     11.77       972,280    --     to    1.25%   2.56%    to   2.81%
    2017        101,560   12.05   to     12.62     1,242,485    --     to    1.25%   4.16%    to   4.71%
    2016         66,856   10.30   to     10.66       696,647    --     to    1.25%   1.52%    to   3.08%
    2015         62,444    9.75   to      9.75       612,319  1.25%    to    1.25%   2.18%    to   2.18%

MASSMUTUAL RETIRESMART(SM) BY JPMORGAN 2040 FUND
    2019        110,751   13.52   to     14.11     1,539,147  0.50%    to    1.25%   1.94%    to   2.01%
    2018         89,889   11.05   to     11.45     1,015,798  0.50%    to    1.25%   2.64%    to   2.72%
    2017         89,616   12.10   to     12.44     1,103,003  0.50%    to    1.25%   2.92%    to   3.60%
    2016         79,706   10.31   to     10.52       830,541  0.50%    to    1.25%   1.71%    to   1.95%
    2015         66,135    9.76   to      9.89       648,939  0.50%    to    1.25%   1.64%    to   2.53%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

TIAA-CREF EQUITY INDEX FUND
    2019        28.96%    to    30.59%
    2018        (6.72)%   to    (5.54)%
    2017        19.36%    to    20.86%
    2016        11.06%    to    12.45%
    2015        (1.05)%   to    (1.05)%

MM MSCI EAFE(R) INTERNATIONAL INDEX FUND
    2019        19.85%    to    21.35%
    2018       (15.11)%   to   (14.04)%
    2017        22.98%    to    24.52%
    2016        (0.54)%   to     0.71%
    2015        (9.56)%   to     1.47%

MASSMUTUAL RETIRESMART(SM) BY JPMORGAN 2015 FUND+
    2019        (6.09)%   to     9.08%
    2018        (4.83)%   to    (3.62)%
    2017         9.72%    to    11.10%
    2016         4.34%    to     5.65%
    2015        (3.64)%   to    (1.56)%

MASSMUTUAL RETIRESMART(SM) BY JPMORGAN 2020 FUND
    2019        14.65%    to    15.51%
    2018        (5.41)%   to    (4.70)%
    2017        12.00%    to    12.84%
    2016         4.64%    to     5.43%
    2015        (3.70)%   to    (2.93)%

MASSMUTUAL RETIRESMART(SM) BY JPMORGAN 2025 FUND
    2019        17.46%    to    18.94%
    2018        (6.22)%   to    (5.03)%
    2017        14.19%    to    15.62%
    2016         5.40%    to     6.73%
    2015        (3.82)%   to    (3.82)%

MASSMUTUAL RETIRESMART(SM) BY JPMORGAN 2030 FUND
    2019        19.45%    to    20.35%
    2018        (7.02)%   to    (6.31)%
    2017        15.81%    to    16.68%
    2016         5.59%    to     6.38%
    2015        (3.99)%   to    (3.23)%

MASSMUTUAL RETIRESMART(SM) BY JPMORGAN 2035 FUND
    2019        20.92%    to    22.44%
    2018        (7.92)%   to    (6.76)%
    2017        16.91%    to    18.38%
    2016         5.68%    to     7.01%
    2015        (4.03)%   to    (4.03)%

MASSMUTUAL RETIRESMART(SM) BY JPMORGAN 2040 FUND
    2019        22.32%    to    23.24%
    2018        (8.61)%   to    (7.92)%
    2017        17.33%    to    18.21%
    2016         5.60%    to     6.39%
    2015        (4.00)%   to    (3.24)%

--------------------------------------------------------------------------------
                                   SA-456

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

MASSMUTUAL RETIRESMART(SM) BY JPMORGAN 2045 FUND
    2019         58,841  $13.65   to   $ 14.65  $    825,109    --     to    1.25%   1.93%    to   2.65%
    2018         51,189   11.07   to     11.74       579,239    --     to    1.25%   1.97%    to   2.75%
    2017         60,596   12.16   to     12.73       750,796    --     to    1.25%   2.40%    to   3.54%
    2016         53,406   10.33   to     10.69       559,754    --     to    1.25%   1.54%    to   1.74%
    2015         43,087    9.79   to     10.00       425,344    --     to    1.25%   1.58%    to   2.42%

MASSMUTUAL RETIRESMART(SM) BY JPMORGAN 2050 FUND
    2019         41,285   13.81   to     14.42       577,832  0.50%    to    1.25%   1.68%    to   1.86%
    2018         37,808   11.22   to     11.62       428,511  0.50%    to    1.25%   2.44%    to   2.88%
    2017         37,588   12.27   to     12.62       466,684  0.50%    to    1.25%   3.11%    to   3.73%
    2016         38,741   10.33   to     10.54       403,725  0.50%    to    1.25%   1.51%    to   1.55%
    2015         35,190    9.77   to      9.87       345,634  0.65%    to    1.25%   1.33%    to   1.79%

MASSMUTUAL RETIRESMART(SM) BY JPMORGAN IN RETIREMENT FUND+
    2019         43,864   11.61   to     12.47       539,250    --     to    1.25%   2.18%    to   2.50%
    2018          2,072   10.26   to     10.89        22,307    --     to    1.25%   2.97%    to   7.45%
    2017          1,920   10.86   to     11.38        21,638    --     to    1.25%     --     to   1.58%
    2016          1,437   10.23   to     10.44        14,933    --     to    0.75%   2.36%    to   3.71%
    2015          1,070    9.75   to      9.96        10,630    --     to    1.25%     --     to   3.13%

MASSMUTUAL RETIRESMART(SM) BY JPMORGAN 2055 FUND
    2019         17,526   13.86   to     14.47       247,542  0.50%    to    1.25%   2.05%    to   2.10%
    2018         11,450   11.25   to     11.65       130,742  0.50%    to    1.25%   2.71%    to   4.13%
    2017         12,149   12.30   to     12.64       151,077  0.50%    to    1.25%   4.47%    to   5.71%
    2016          8,896   10.34   to     10.51        92,779  0.65%    to    1.25%   0.30%    to   1.58%
    2015          6,115    9.79   to      9.89        60,120  0.65%    to    1.25%   1.50%    to   2.03%

AMERICAN CENTURY HERITAGE FUND
    2019         53,715   16.67   to     18.45       930,695    --     to    1.25%     --     to     --
    2018         54,740   12.49   to     15.41       706,247    --     to    1.25%     --     to     --
    2017         54,411   13.38   to     20.81       746,230    --     to    1.25%     --     to     --
    2016         55,280   11.15   to     18.86       626,040    --     to    1.25%     --     to     --
    2015         62,926   10.96   to     19.99       697,288    --     to    1.25%     --     to     --

CLEARBRIDGE SMALL CAP VALUE FUND
    2019            210   16.08   to     19.22         3,904  0.65%    to    1.05%   0.96%    to   1.38%
    2018            109   12.64   to     15.05         1,532  0.65%    to    1.05%   0.22%    to   0.23%
    2017            101   18.03   to     19.33         1,811  0.65%    to    1.25%     --     to     --
    2016            152   14.90   to     17.60         2,561  0.65%    to    1.05%     --     to     --
    2015            134   13.44   to     14.23         1,812  0.65%    to    1.25%     --     to     --

NORTH SQUARE OAK RIDGE SMALL CAP GROWTH FUND+
    2019         26,144   13.53   to     13.96       361,992  0.65%    to    1.25%     --     to     --
    2018         44,287   11.19   to     11.48       503,664  0.65%    to    1.25%     --     to     --
    2017         44,345   12.00   to     12.43       543,890  0.50%    to    1.25%     --     to     --
    2016         57,679   10.33   to     10.47       601,030  0.50%    to    1.25%     --     to     --
    2015         60,783   10.24   to     10.33       625,093  0.50%    to    1.25%     --     to     --

INVESCO OPPENHEIMER CORPORATE BOND FUND+
    2019            696   11.16   to     11.16         7,768  1.25%    to    1.25%   3.02%    to   3.02%
    2018            147   10.14   to     10.14         1,490  1.25%    to    1.25%   3.13%    to   3.13%
    2017              4   10.72   to     10.72            40  1.25%    to    1.25%   0.16%    to   0.16%

MASSMUTUAL PREMIER STRATEGIC EMERGING MARKETS FUND
    2019            582   14.87   to     14.87         8,659  1.25%    to    1.25%   0.13%    to   0.13%
    2018            538   12.07   to     12.07         6,498  1.25%    to    1.25%   0.23%    to   0.23%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

MASSMUTUAL RETIRESMART(SM) BY JPMORGAN 2045 FUND
    2019        23.28%    to    24.83%
    2018        (8.94)%   to    (7.78)%
    2017        17.66%    to    19.13%
    2016         5.53%    to     6.85%
    2015        (3.92)%   to    (1.34)%

MASSMUTUAL RETIRESMART(SM) BY JPMORGAN 2050 FUND
    2019        23.15%    to    24.08%
    2018        (8.61)%   to    (7.92)%
    2017        18.84%    to    19.73%
    2016         5.69%    to     6.48%
    2015        (4.19)%   to    (3.58)%

MASSMUTUAL RETIRESMART(SM) BY JPMORGAN IN RETIREMENT FUND+
    2019        13.16%    to    14.58%
    2018        (5.52)%   to    (4.33)%
    2017         7.68%    to     9.03%
    2016         4.05%    to     4.83%
    2015        (3.41)%   to    (1.42)%

MASSMUTUAL RETIRESMART(SM) BY JPMORGAN 2055 FUND
    2019        23.25%    to    24.17%
    2018        (8.55)%   to    (7.86)%
    2017        18.87%    to    19.76%
    2016         5.71%    to     6.35%
    2015        (4.06)%   to    (3.45)%

AMERICAN CENTURY HERITAGE FUND
    2019        19.73%    to    33.46%
    2018       (25.95)%   to    (6.62)%
    2017        10.34%    to    20.02%
    2016        (5.65)%   to     1.73%
    2015       (10.60)%   to     0.34%

CLEARBRIDGE SMALL CAP VALUE FUND
    2019        27.20%    to    27.71%
    2018       (22.44)%   to   (22.13)%
    2017         9.17%    to     9.83%
    2016        23.15%    to    23.64%
    2015       (10.87)%   to   (10.32)%

NORTH SQUARE OAK RIDGE SMALL CAP GROWTH FUND+
    2019        20.88%    to    21.61%
    2018        (7.78)%   to    (7.22)%
    2017         2.07%    to    18.37%
    2016         0.88%    to     1.49%
    2015        (5.79)%   to    (5.11)%

INVESCO OPPENHEIMER CORPORATE BOND FUND+
    2019         9.99%    to     9.99%
    2018        (5.37)%   to    (5.37)%
    2017         4.84%    to     4.84%

MASSMUTUAL PREMIER STRATEGIC EMERGING MARKETS FUND
    2019        23.18%    to    23.18%
    2018       (15.45)%   to   (15.45)%

--------------------------------------------------------------------------------
                                   SA-457

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

MASSMUTUAL PREMIER SMALL CAP OPPORTUNITIES FUND
    2019         23,403  $14.18   to   $ 14.99  $    343,450    --     to    1.05%     --     to     --
    2018         15,535   12.05   to     11.33       184,759    --     to    1.05%   0.03%    to   0.03%
    2017         12,321   13.76   to     14.18       171,585    --     to    0.65%     --     to   0.05%
    2016          3,115   14.15   to     14.15        44,078    --     to      --    1.30%    to   1.30%

MASSMUTUAL SELECT SMALL CAP GROWTH EQUITY FUND
    2019             --    9.08   to     12.03            --    --     to      --      --     to     --
    2018             44    9.36   to      9.36           412    --     to      --      --     to     --

FIDELITY(R) VIP FREEDOM 2035 PORTFOLIO
    2019            649   14.34   to     14.34         9,314  0.35%    to    0.35%   1.60%    to   1.60%
    2018            649   11.32   to     11.32         7,353  0.35%    to    0.35%   0.96%    to   0.96%

FIDELITY VIP FREEDOM 2040 PORTFOLIO
    2019             --      --   to        --            --    --     to      --      --     to     --
    2018             --   11.27   to     11.27            -1  0.35%    to    0.35%     --     to     --

FIDELITY VIP FREEDOM 2050 PORTFOLIO
    2019             33   14.39   to     14.39           471  0.35%    to    0.35%   1.58%    to   1.58%
    2018             33   11.26   to     11.26           368  0.35%    to    0.35%   0.94%    to   0.94%
    2017             33   12.57   to     12.57           412  0.35%    to    0.35%   1.02%    to   1.02%
    2016             33   10.23   to     10.23           335  0.35%    to    0.35%   1.32%    to   1.32%
    2015             21    9.64   to      9.64           204  0.35%    to    0.35%   2.96%    to   2.96%

IVY SMALL CAP GROWTH FUND
    2019         37,095   16.88   to     17.70       654,345    --     to    1.25%     --     to     --
    2018         69,835   13.81   to     14.30       997,185    --     to    1.25%     --     to     --
    2017         41,336   14.58   to     14.91       615,676    --     to    1.25%     --     to     --
    2016          1,689   11.99   to     11.99        20,249  0.65%    to    0.65%     --     to     --

T. ROWE PRICE RETIREMENT 2060 FUND
    2019          1,116   14.50   to     14.91        16,461  0.50%    to    1.25%   1.57%    to   2.12%
    2018            274   11.83   to     12.02         3,273  0.50%    to    1.05%   0.82%    to   1.26%

MSIF GLOBAL OPPORTUNITY PORTFOLIO
    2019          7,784   18.91   to     19.52       149,359  0.50%    to    1.25%     --     to     --
    2018          6,152   14.18   to     14.53        88,018  0.50%    to    1.25%     --     to     --
    2017          3,473   15.27   to     15.53        53,165  0.50%    to    1.25%     --     to     --
    2016          4,642   10.38   to     10.47        48,238  0.50%    to    1.25%     --     to     --
    2015          4,692   10.44   to     10.46        49,007  0.50%    to    1.25%     --     to     --

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND
    2019        107,448    9.83   to     10.30     1,073,054    --     to    1.25%   0.00%    to   1.53%
    2018        106,547    9.80   to     10.15     1,058,004    --     to    1.25%   1.19%    to   1.20%
    2017        105,118    9.81   to     10.03     1,038,662    --     to    1.25%   0.23%    to   0.30%
    2016        116,003    9.90   to     10.00     1,150,940    --     to    1.25%   0.01%    to   0.01%

AMERICAN CENTURY U.S. GOVERNMENT MONEY MARKET FUND
    2019         94,702    9.84   to     10.31       957,563    --     to    1.25%   1.47%    to   1.56%
    2018        120,695    9.81   to     10.16     1,214,957    --     to    1.25%   1.14%    to   1.15%
    2017        132,116    9.82   to     10.04     1,318,525    --     to    1.25%   0.38%    to   0.38%
    2016        121,336    9.90   to     10.00     1,210,841    --     to    1.25%   0.03%    to   0.03%

INVESCO BALANCED-RISK COMMODITY STRATEGY FUND
    2019            985    9.98   to     10.17         9,937  0.75%    to    1.25%   0.82%    to   0.89%
    2018          1,457    9.70   to      9.84        14,218  0.75%    to    1.25%   0.14%    to   0.15%
    2017          1,295   11.18   to     11.28        14,531  0.75%    to    1.25%     --     to     --

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

MASSMUTUAL PREMIER SMALL CAP OPPORTUNITIES FUND
    2019        24.44%    to    25.15%
    2018       (20.10)%   to   (11.79)%
    2017         0.21%    to    13.07%
    2016        18.31%    to    18.31%

MASSMUTUAL SELECT SMALL CAP GROWTH EQUITY FUND
    2019        (2.99)%   to    28.53%
    2018       (38.94)%   to   (38.94)%

FIDELITY(R) VIP FREEDOM 2035 PORTFOLIO
    2019        26.69%    to    26.69%
    2018        (9.81)%   to    (9.81)%

FIDELITY VIP FREEDOM 2040 PORTFOLIO
    2019           --     to       --
    2018       (10.44)%   to   (10.44)%

FIDELITY VIP FREEDOM 2050 PORTFOLIO
    2019        27.77%    to    27.77%
    2018       (10.44)%   to   (10.44)%
    2017        22.87%    to    22.87%
    2016         6.19%    to     6.19%
    2015        (1.34)%   to    (1.34)%

IVY SMALL CAP GROWTH FUND
    2019        22.25%    to    23.79%
    2018        (5.29)%   to    (4.09)%
    2017        22.21%    to    23.74%
    2016        19.88%    to    19.88%

T. ROWE PRICE RETIREMENT 2060 FUND
    2019        22.49%    to    24.11%
    2018       (10.96)%   to    (9.58)%

MSIF GLOBAL OPPORTUNITY PORTFOLIO
    2019        33.35%    to    34.36%
    2018        (7.14)%   to    (6.44)%
    2017        47.18%    to    48.29%
    2016        (0.62)%   to     0.12%
    2015        (2.05)%   to    (1.99)%

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND
    2019         0.29%    to     1.55%
    2018        (0.07)%   to     1.20%
    2017        (0.98)%   to     0.26%
    2016        (0.97)%   to     0.01%

AMERICAN CENTURY U.S. GOVERNMENT MONEY MARKET FUND
    2019         0.27%    to     1.53%
    2018        (0.11)%   to     1.16%
    2017        (0.86)%   to     0.38%
    2016        (0.96)%   to     0.03%

INVESCO BALANCED-RISK COMMODITY STRATEGY FUND
    2019         2.90%    to     3.42%
    2018       (13.27)%   to   (12.84)%
    2017         3.20%    to     3.71%

--------------------------------------------------------------------------------
                                   SA-458

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

COLUMBIA SELECT INTERNATIONAL EQUITY FUND
    2019            583  $13.20   to   $ 13.50  $      7,772  0.65%    to    1.25%   1.38%    to   1.41%
    2018            641   10.41   to     10.58         6,728  0.65%    to    1.25%   2.20%    to   2.20%
    2017            681   12.39   to     12.53         8,493  0.65%    to    1.25%   1.72%    to   1.72%
    2016            753    9.85   to      9.90         7,437  0.65%    to    1.25%   1.10%    to   1.16%

PUTNAM GROWTH OPPORTUNITIES FUND
    2019            327   18.75   to     18.75         6,129  1.25%    to    1.25%     --     to     --
    2018            275   13.92   to     13.92         3,834  1.25%    to    1.25%     --     to     --
    2017            217   13.78   to     13.78         2,991  1.25%    to    1.25%   0.32%    to   0.32%
    2016            144   10.66   to     10.66         1,539  1.25%    to    1.25%   0.01%    to   0.01%

JOHN HANCOCK NEW OPPORTUNITIES FUND
    2019         32,966   13.70   to     14.18       461,788  0.35%    to    1.25%     --     to     --
    2018         35,624   11.41   to     11.70       413,185  0.35%    to    1.25%   0.05%    to   0.05%
    2017         41,947   13.50   to     13.72       572,327  0.35%    to    1.25%   0.11%    to   0.12%
    2016         46,871   12.01   to     12.10       565,584  0.35%    to    1.25%   0.06%    to   0.08%

COLUMBIA LARGE CAP GROWTH III
    2019         45,772   16.09   to     16.55       742,294  0.35%    to    1.25%     --     to     --
    2018         46,521   11.98   to     12.22       560,394  0.35%    to    1.25%     --     to     --
    2017         49,319   12.69   to     12.82       627,477  0.35%    to    1.25%     --     to     --
    2016         56,751   10.07   to     10.09       571,691  0.35%    to    1.25%     --     to     --

MM RUSSELL 2000(R) SMALL CAP INDEX FUND
    2019         17,015   14.91   to     15.69       256,246  0.35%    to    1.25%   1.24%    to   1.46%
    2018         10,705   12.10   to     12.61       130,887  0.35%    to    1.25%   0.58%    to   1.04%
    2017         13,331   13.85   to     14.30       185,875  0.35%    to    1.25%   0.56%    to   1.62%
    2016          5,264   12.30   to     12.54        65,576  0.50%    to    1.25%   2.09%    to   2.66%
    2015            274   10.32   to     10.32         2,825  1.25%    to    1.25%   1.00%    to   1.00%

MM S&P 500(R) INDEX FUND
    2019        153,683   17.44   to     18.19     2,779,547  0.50%    to    1.25%   2.04%    to   2.81%
    2018         97,466   13.51   to     13.99     1,358,595  0.50%    to    1.25%   1.12%    to   3.34%
    2017         98,872   14.40   to     14.80     1,450,335  0.50%    to    1.25%   0.44%    to   8.39%
    2016         30,812   12.04   to     12.28       377,476  0.50%    to    1.25%   1.99%    to   2.13%
    2015          2,651   10.96   to     11.10        29,118  0.50%    to    1.25%   1.87%    to   1.94%

MM S&P MID CAP INDEX FUND
    2019        125,595   15.05   to     16.15     1,942,056    --     to    1.25%   0.94%    to   0.94%
    2018        120,934   12.15   to     12.88     1,503,521    --     to    1.25%   0.81%    to   0.98%
    2017        122,096   13.94   to     14.58     1,726,898    --     to    1.25%   0.79%    to   0.89%
    2016         40,751   12.23   to     12.64       507,181    --     to    1.25%   1.46%    to   1.91%
    2015         26,096   10.34   to     10.34       271,974  1.25%    to    1.25%   3.41%    to   3.41%

RUSSELL BALANCED STRATEGY FUND
    2019         25,208   10.58   to     11.97       278,137  0.75%    to    1.25%   1.07%    to   1.13%
    2018         27,726   10.64   to     11.06       275,499  0.35%    to    1.25%   5.55%    to   5.56%
    2017         24,135   11.51   to     11.85       260,279  0.35%    to    1.25%   1.63%    to   2.49%
    2016         22,427   10.56   to     10.78       238,235  0.35%    to    1.25%   2.57%    to   2.78%
    2015         19,002    9.83   to      9.94       187,309  0.35%    to    1.25%   1.19%    to   2.63%

RUSSELL CONSERVATIVE STRATEGY FUND
    2019          1,211   11.08   to     11.62        13,566  0.35%    to    1.25%     --     to   2.63%
    2018          1,586   10.25   to     10.64        16,335  0.35%    to    1.25%   2.68%    to   2.71%
    2017          1,508   10.65   to     10.96        16,121  0.35%    to    1.25%   1.74%    to   1.76%
    2016          3,691   10.20   to     10.41        37,855  0.35%    to    1.25%   2.85%    to   3.43%
    2015          2,782    9.80   to      9.91        27,311  0.35%    to    1.25%   2.37%    to   3.03%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

COLUMBIA SELECT INTERNATIONAL EQUITY FUND
    2019        26.85%    to    27.61%
    2018       (16.03)%   to   (15.52)%
    2017        25.77%    to    26.52%
    2016        (1.45)%   to    (1.00)%

PUTNAM GROWTH OPPORTUNITIES FUND
    2019        34.73%    to    34.73%
    2018         0.98%    to     0.98%
    2017        29.34%    to    29.34%
    2016         6.55%    to     6.55%

JOHN HANCOCK NEW OPPORTUNITIES FUND
    2019        20.06%    to    21.15%
    2018       (15.48)%   to   (14.71)%
    2017        12.42%    to    13.43%
    2016        20.12%    to    20.98%

COLUMBIA LARGE CAP GROWTH III
    2019        34.25%    to    35.46%
    2018        (5.57)%   to    (4.71)%
    2017        26.00%    to    27.13%
    2016         0.71%    to     0.87%

MM RUSSELL 2000(R) SMALL CAP INDEX FUND
    2019        23.25%    to    24.36%
    2018       (12.61)%   to   (11.81)%
    2017        12.57%    to    13.59%
    2016        19.19%    to    20.08%
    2015        (2.41)%   to    (2.41)%

MM S&P 500(R) INDEX FUND
    2019        29.05%    to    30.02%
    2018        (6.19)%   to    (5.48)%
    2017        19.58%    to    20.47%
    2016         9.88%    to    10.71%
    2015        (2.60)%   to     4.02%

MM S&P MID CAP INDEX FUND
    2019        23.85%    to    25.41%
    2018       (12.80)%   to   (11.69)%
    2017        13.92%    to    15.34%
    2016        18.31%    to    19.80%
    2015        (3.98)%   to    (3.98)%

RUSSELL BALANCED STRATEGY FUND
    2019        (4.35)%   to    12.42%
    2018        (7.49)%   to    (6.65)%
    2017         8.92%    to     9.90%
    2016         7.48%    to     8.45%
    2015        (3.64)%   to    (2.74)%

RUSSELL CONSERVATIVE STRATEGY FUND
    2019         8.19%    to     9.17%
    2018        (3.77)%   to    (2.90)%
    2017         4.37%    to     5.31%
    2016         4.11%    to     5.05%
    2015        (2.79)%   to    (1.88)%

--------------------------------------------------------------------------------
                                   SA-459

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

RUSSELL EQUITY GROWTH STRATEGY FUND
    2019              1  $12.73   to   $ 12.73  $         18  1.25%    to    1.25%   1.11%    to   1.11%
    2018            126   10.86   to     10.86         1,369  1.25%    to    1.25%   5.18%    to   5.18%
    2017             54   12.15   to     12.15           659  1.25%    to    1.25%   3.99%    to   3.99%

RUSSELL GROWTH STRATEGY FUND
    2019         49,369   10.69   to     12.32       538,690  0.75%    to    1.25%   1.23%    to   1.29%
    2018         57,250    9.31   to     10.79       547,957  0.75%    to    1.25%   5.15%    to   5.54%
    2017         50,913   10.15   to     11.82       533,801  0.75%    to    1.25%     --     to   2.66%
    2016         47,613   10.51   to     10.56       502,263  1.05%    to    1.25%   2.44%    to   2.54%
    2015         44,172    9.72   to      9.74       430,010  1.05%    to    1.25%   1.38%    to   1.42%

RUSSELL MODERATE STRATEGY FUND
    2019         38,690   10.47   to     11.53       405,340  0.75%    to    1.25%   1.45%    to   1.68%
    2018         39,721    9.52   to     10.53       380,207  0.75%    to    1.25%   4.08%    to   4.18%
    2017         37,720   10.04   to     11.16       380,654  0.75%    to    1.25%     --     to     --
    2016         33,977   10.42   to     10.47       355,524  1.05%    to    1.25%   3.32%    to   3.46%
    2015         30,435    9.81   to      9.84       299,416  1.05%    to    1.25%   2.42%    to   2.50%

BLACKROCK ADVANTAGE SMALL CAP GROWTH FUND+
    2019         70,931   12.27   to     12.48       880,079  0.35%    to    1.25%   0.20%    to   0.30%
    2018         83,998    9.31   to      9.38       785,859  0.35%    to    1.25%   0.08%    to   0.08%
    2017         46,629   19.47   to     21.28       925,723  0.35%    to    1.25%     --     to     --
    2016         46,993   17.10   to     18.86       817,915  0.35%    to    1.25%   0.21%    to   0.21%
    2015         51,803   15.18   to     16.89       800,775  0.35%    to    1.25%     --     to     --

MASSMUTUAL SELECT T.ROWE PRICE RETIRE 2030 FUND
    2019             52   11.01   to     11.01           567  0.50%    to    0.50%     --     to     --

MASSMUTUAL SELECT T.ROWE PRICE RETIRE 2035 FUND
    2019          3,584   10.86   to     11.01        39,050  0.50%    to    1.25%   1.64%    to   1.88%
    2018          2,020    8.91   to      8.91        18,001  1.25%    to    1.25%   1.35%    to   1.35%

MASSMUTUAL SELECT T.ROWE PRICE RETIRE 2040 FUND
    2019          1,063   10.90   to     10.90        11,586  1.05%    to    1.05%   1.31%    to   1.31%

MASSMUTUAL SELECT T.ROWE PRICE RETIRE 2050 FUND
    2019          2,257   10.88   to     11.02        24,561  0.50%    to    1.25%     --     to   1.28%

MASSMUTUAL SELECT T.ROWE PRICE RETIRE 2055 FUND
    2019            506   10.87   to     10.87         5,503  1.25%    to    1.25%   2.24%    to   2.24%

MASSMUTUAL SELECT T.ROWE PRICE RETIRE 2060 FUND
    2019            310   10.87   to     10.87         3,368  1.25%    to    1.25%   2.06%    to   2.06%

BLACKROCK S&P 500 INDEX V.I. FUND
    2019        917,282   12.04   to     12.31    11,171,174    --     to    1.25%   2.06%    to   2.36%
    2018      1,087,291    9.28   to      9.37    10,145,885    --     to    1.25%   1.04%    to   1.14%

HARTFORD INTERNATIONAL EQUITY FUND
    2019         42,266   10.35   to     10.45       439,944  0.50%    to    1.25%     --     to   2.24%
    2018         43,475    8.71   to      8.72       378,915  0.50%    to    1.25%   0.26%    to   0.26%

BNY MELLON INSIGHT CORE PLUS FUND+
    2019         63,637   10.98   to     11.11       705,666  0.35%    to    1.25%   2.91%    to   2.92%
    2018         67,194   10.03   to     10.05       675,192  0.35%    to    1.25%   0.65%    to   0.65%

KEELEY SMALL CAP DIVIDEND VALUE FUND+
    2019         81,306   10.46   to     10.54       878,722    --     to    1.25%   1.10%    to   1.10%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

RUSSELL EQUITY GROWTH STRATEGY FUND
    2019        17.26%    to    17.26%
    2018       (10.61)%   to   (10.61)%
    2017        14.44%    to    14.44%

RUSSELL GROWTH STRATEGY FUND
    2019        14.23%    to    14.80%
    2018        (8.76)%   to    (8.30)%
    2017           --     to    12.47%
    2016         8.19%    to     8.40%
    2015        (4.74)%   to    (4.50)%

RUSSELL MODERATE STRATEGY FUND
    2019         9.43%    to     9.97%
    2018        (5.64)%   to    (5.17)%
    2017           --     to     7.14%
    2016         6.16%    to     6.37%
    2015        (3.11)%   to    (2.87)%

BLACKROCK ADVANTAGE SMALL CAP GROWTH FUND+
    2019        31.79%    to    32.98%
    2018        (8.67)%   to    (7.98)%
    2017        12.81%    to    13.83%
    2016        11.64%    to    12.65%
    2015        (5.08)%   to    (4.21)%

MASSMUTUAL SELECT T.ROWE PRICE RETIRE 2030 FUND
    2019        17.66%    to    17.66%

MASSMUTUAL SELECT T.ROWE PRICE RETIRE 2035 FUND
    2019        21.86%    to    23.52%
    2018        (4.50)%   to    (4.50)%

MASSMUTUAL SELECT T.ROWE PRICE RETIRE 2040 FUND
    2019         6.08%    to     6.08%

MASSMUTUAL SELECT T.ROWE PRICE RETIRE 2050 FUND
    2019         5.72%    to     7.16%

MASSMUTUAL SELECT T.ROWE PRICE RETIRE 2055 FUND
    2019         7.19%    to     7.19%

MASSMUTUAL SELECT T.ROWE PRICE RETIRE 2060 FUND
    2019         7.19%    to     7.19%

BLACKROCK S&P 500 INDEX V.I. FUND
    2019        29.71%    to    31.34%
    2018        (5.80)%   to    (4.88)%

HARTFORD INTERNATIONAL EQUITY FUND
    2019        18.91%    to    19.81%
    2018        (3.97)%   to    (3.77)%

BNY MELLON INSIGHT CORE PLUS FUND+
    2019         9.52%    to    10.51%
    2018         1.00%    to     1.25%

KEELEY SMALL CAP DIVIDEND VALUE FUND+
    2019         4.92%    to     5.72%

--------------------------------------------------------------------------------
                                   SA-460

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

HARTFORD GLOBAL IMPACT FUND+
    2019          2,634  $10.58   to   $ 10.60  $     27,881  0.50%    to    1.25%   0.37%    to   0.37%

CALAMOS GLOBAL EQUITY FUND+
    2019             --      --   to        --            --    --     to      --      --     to     --
    2018             --      --   to        --            --    --     to      --      --     to     --
    2017             --   17.80   to     17.80            --  0.50%    to    0.50%     --     to     --
    2016              6   13.31   to     13.31            77  0.50%    to    0.50%     --     to     --
    2015              1   13.51   to     13.51             8  0.50%    to    0.50%     --     to     --

VICTORY RS VALUE FUND
    2019        133,639   14.38   to     14.38     1,921,552    --     to      --    0.55%    to   0.55%
    2018        148,869   10.95   to     10.95     1,629,662    --     to      --    0.59%    to   0.59%
    2017        168,052   12.27   to     12.27     2,061,234    --     to      --    0.15%    to   0.15%
    2016        192,957   10.45   to     10.45     2,015,817    --     to      --    0.42%    to   0.42%
    2015        128,653   18.15   to     18.15     2,335,134    --     to      --      --     to     --

PIONEER GLOBAL EQUITY FUND
    2019        112,501   10.43   to     10.72     1,187,204    --     to    1.25%   0.88%    to   1.02%
    2018        114,034    8.56   to      8.69       982,704    --     to    1.25%   0.07%    to   0.57%

HIMCO VIT INDEX FUND
    2019             --      --   to        --            --    --     to      --      --     to     --
    2018             --      --   to        --            --    --     to      --      --     to     --
    2017        800,575   14.41   to     15.00    11,791,343    --     to    1.25%   1.47%    to   1.82%
    2016        872,104   11.95   to     12.35    10,639,904    --     to    1.25%   2.15%    to   2.15%
    2015        984,499   10.87   to     11.04    10,824,183    --     to    1.25%   0.35%    to   0.37%

NUVEEN MID CAP INDEX FUND
    2019             --      --   to        --            --    --     to      --      --     to     --
    2018             --      --   to        --            --    --     to      --      --     to     --
    2017             --      --   to        --            --    --     to      --      --     to     --
    2016        174,078   21.96   to     23.35     3,915,257  0.35%    to    1.25%   1.19%    to   1.23%
    2015        171,095   18.53   to     19.94     3,244,481    --     to    1.25%   0.68%    to   0.74%

COLUMBIA LARGE CAP GROWTH FUND V
    2019             --      --   to        --            --    --     to      --      --     to     --
    2018             --      --   to        --            --    --     to      --      --     to     --
    2017             --      --   to        --            --    --     to      --      --     to     --
    2016         31,022   32.63   to     35.98            --    --     to    1.25%     --     to     --
    2015         32,022   14.39   to     17.15       538,120  0.35%    to    1.25%     --     to     --

DREYFUS INTERMEDIATE TERM INCOME FUND
    2019             --      --   to        --            --    --     to      --      --     to     --
    2018             --      --   to        --            --  0.35%    to    1.25%     --     to     --
    2017         74,805   10.59   to     13.06       835,175  0.35%    to    1.25%   2.38%    to   2.38%
    2016        101,199   10.20   to     12.69     1,088,596  0.35%    to    1.25%   2.04%    to   2.05%
    2015        143,529   10.05   to     12.62     1,504,923  0.35%    to    1.25%   2.25%    to   2.26%

NUVEEN SMALL CAP INDEX
    2019             --      --   to        --            --    --     to      --      --     to     --
    2018             --      --   to        --            --    --     to      --      --     to     --
    2017             --      --   to        --            --    --     to      --      --     to     --
    2016          1,767   16.29   to     16.88        28,997  0.65%    to    1.25%   1.07%    to   1.18%
    2015          4,667   13.68   to     14.54        66,888    --     to    1.25%   0.85%    to   1.13%

                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------

HARTFORD GLOBAL IMPACT FUND+
    2019         3.22%    to     3.38%

CALAMOS GLOBAL EQUITY FUND+
    2019           --     to       --
    2018           --     to       --
    2017        33.74%    to    33.74%
    2016        (1.51)%   to    (1.51)%
    2015         4.44%    to     4.44%

VICTORY RS VALUE FUND
    2019        31.35%    to    31.35%
    2018       (10.75)%   to   (10.75)%
    2017        17.41%    to    17.41%
    2016         4.47%    to     4.47%
    2015        (6.20)%   to    (6.20)%

PIONEER GLOBAL EQUITY FUND
    2019        21.77%    to    23.30%
    2018       (17.36)%   to   (16.31)%

HIMCO VIT INDEX FUND
    2019           --     to       --
    2018           --     to       --
    2017        19.94%    to    21.44%
    2016         9.96%    to    11.59%
    2015        (0.45)%   to     0.78%

NUVEEN MID CAP INDEX FUND
    2019           --     to       --
    2018           --     to       --
    2017           --     to       --
    2016        18.49%    to    19.56%
    2015        (3.98)%   to    (2.80)%

COLUMBIA LARGE CAP GROWTH FUND V
    2019           --     to       --
    2018           --     to       --
    2017           --     to       --
    2016         8.69%    to    10.06%
    2015         0.77%    to     1.69%

DREYFUS INTERMEDIATE TERM INCOME FUND
    2019           --     to       --
    2018           --     to       --
    2017         2.93%    to     3.86%
    2016         0.56%    to     1.46%
    2015        (2.70)%   to    (1.78)%

NUVEEN SMALL CAP INDEX
    2019           --     to       --
    2018           --     to       --
    2017           --     to       --
    2016        19.08%    to    19.79%
    2015        (6.09)%   to    (4.94)%

--------------------------------------------------------------------------------
                                   SA-461

SEPARATE ACCOUNT ELEVEN

  TALCOTT RESOLUTION LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                                 UNIT                                 EXPENSE               INCOME
                              FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #   LOWEST TO HIGHEST #    NET ASSETS          HIGHEST*              HIGHEST**
------------  ---------  ---------------------  ------------  ---------------------  ---------------------

NUVEEN EQUITY INDEX FUND
    2019             --  $   --   to   $    --  $         --    --     to      --      --     to     --
    2018             --      --   to        --            --    --     to      --      --     to     --
    2017             --      --   to        --            --    --     to      --      --     to     --
    2016         55,507   20.66   to     26.39     1,183,836    --     to    1.25%   1.16%    to   1.61%
    2015         53,301   18.80   to     20.22     1,025,321    --     to    1.25%   1.42%    to   1.43%

AMERICAN CENTURY PRIME MONEY MARKET FUND
    2019             --      --   to        --            --    --     to      --      --     to     --
    2018             --      --   to        --            --    --     to      --      --     to     --
    2017             --      --   to        --            --    --     to      --      --     to     --
    2016             --      --   to        --            --    --     to    1.25%   0.02%    to   0.02%
    2015        107,873    9.30   to     10.01     1,057,924    --     to    1.25%   0.01%    to   0.01%

JP MORGAN PRIME MONEY MARKET FUND
    2019             --      --   to        --            --    --     to      --      --     to     --
    2018             --      --   to        --            --    --     to      --      --     to     --
    2017             --      --   to        --            --    --     to      --      --     to     --
    2016             --      --   to        --            --    --     to    1.25%     --     to   0.01%
    2015        121,923    9.30   to      9.30     1,150,346  1.25%    to    1.25%   0.01%    to   0.01%

FROST VALUE EQUITY FUND
    2019             --      --   to        --            --    --     to      --      --     to     --
    2018             --   17.31   to     17.62            --  1.05%    to    1.25%     --     to   0.55%
    2017              5   20.61   to     20.29            --  1.05%    to    1.25%     --     to   2.19%
    2016             --      --   to        --            --    --     to      --      --     to     --
    2015             --      --   to        --            --    --     to      --      --     to     --

UBS DYNAMIC ALPHA FUND+
    2019             --      --   to        --            --    --     to      --      --     to     --
    2018             --      --   to        --            --    --     to      --      --     to     --
    2017             --      --   to        --            --    --     to      --      --     to     --
    2016             --      --   to        --            --    --     to      --      --     to     --
    2015             --      --   to        --            --    --     to      --      --     to     --

                      TOTAL RETURN
                     RATIO LOWEST TO
SUB-ACCOUNT            HIGHEST***
------------  ---------------------------

NUVEEN EQUITY INDEX FUND
    2019           --     to        --
    2018           --     to        --
    2017           --     to        --
    2016         0.50%    to      9.94%
    2015        (0.45)%   to      0.80%

AMERICAN CENTURY PRIME MONEY MARKET FUND
    2019           --     to        --
    2018           --     to        --
    2017           --     to        --
    2016      (100.00)%   to   (100.00)%
    2015        (1.27)%   to     (0.04)%

JP MORGAN PRIME MONEY MARKET FUND
    2019           --     to        --
    2018           --     to        --
    2017           --     to        --
    2016      (100.00)%   to   (100.00)%
    2015        (1.26)%   to     (1.26)%

FROST VALUE EQUITY FUND
    2019           --     to        --
    2018       (14.67)%   to    (14.50)%
    2017        17.73%    to     17.97%
    2016           --     to        --
    2015           --     to        --

UBS DYNAMIC ALPHA FUND+
    2019           --     to        --
    2018           --     to        --
    2017           --     to        --
    2016           --     to        --
    2015           --     to        --

    *  This represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the
       Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   **  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  ***  This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.
       Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
    #  Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    +  See Note 1 for additional information related to this Sub-Account.
   ++  For the information for the years prior to 2016, sub-account was previously reported on a combined basis, in order to align with current year presentation, amounts have been split out on a separate basis between the Hartford Capital Appreciation Fund and the Hartford Global
       Capital Appreciation Fund.

--------------------------------------------------------------------------------
                                   SA-462

---------------------------------------------------------------------------

7.   SUBSEQUENT EVENTS:

     The spread of the coronavirus, causing increased cases of COVID-19, around the world in the first quarter of 2020 has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the U.S. and international economies. At this time,
     Talcott Resolution Life Insurance Company ("Talcott Resolution") is not
     able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources and its operations in future periods.

     Aside from the COVID-19 subsequent event, Management has evaluated events subsequent to December 31, 2019 through the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

--------------------------------------------------------------------------------
                                   SA-463

Talcott Resolution Life Insurance Company and Subsidiaries

Audited Financial Statements

As of December 31, 2019 and December 31, 2018 (Successor Company)

For the year ended December 31, 2019 (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and the year ended December 31, 2017 (Predecessor Company)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Description	Page

Report of Independent Registered Public Accounting Firm	F-3

Consolidated Statements of Operations — For the Year Ended December 31, 2019 (Successor Company), For the Period of June1, 2018 to December 31, 2018 (Successor Company), For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company) and For the Year Ended December 31, 2017 (Predecessor Company)

F-4

Consolidated Statements of Comprehensive Income — For the Year Ended December 31, 2019 (Successor Company), For the Period of June1, 2018 to December 31, 2018 (Successor Company), For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company) and For the Year Ended December 31, 2017 (Predecessor Company)

F-5

Consolidated Balance Sheets — As of December 31, 2019 (Successor Company) and 2018 (Successor Company)	F-6

Consolidated Statements of Changes in Stockholder’s Equity — For the Year Ended December 31, 2019 (Successor Company), For the Period of June1, 2018 to December 31, 2018 (Successor Company), For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company) and For the Year Ended December 31, 2017 (Predecessor Company)

F-7

Consolidated Statements of Cash Flows — For the Year Ended December 31, 2019 (Successor Company), For the Period of June1, 2018 to December 31, 2018 (Successor Company), For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company) and For the Year Ended December 31, 2017 (Predecessor Company)

F-8

Notes to Consolidated Financial Statements	F-9

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Talcott Resolution Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2019 and 2018 (Successor Company), the related consolidated statements of operations, comprehensive income (loss), changes in stockholder’s equity, and cash flows, for the year ended December 31, 2019 and the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 and for the year ended December 31, 2017 (Predecessor Company), and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018 (Successor Company), and the results of its operations and its cash flows for the year ended December 31, 2019 and the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 and for the year ended December 31, 2017 (Predecessor Company), in conformity with the accounting principles generally accepted in the United States of America.

Emphasis of a Matter

As discussed in Note 1 to the financial statements, the Company’s direct parent, Talcott Resolution Life, Inc., was acquired by Hopmeadow Holdings, LP on May 31, 2018. The Company elected to apply pushdown accounting by applying the guidance permitted under Accounting Standards Codification Topic 805 Business Combinations.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Hartford, CT
March 6, 2020

We have served as the Company’s auditor since 2002.

Consolidated Statements of Operations

	Successor Company		Predecessor Company
	For the Year	June 1, 2018		For the Year
	Ended	to	January 1,	Ended
	December	December	2018 to May	December
(In millions)	31, 2019	31, 2018	31, 2018	31, 2017
Revenues
Fee income and other	$821	$502	$381	$906
Earned premiums	42	31	42	105
Net investment income	924	509	520	1,281
Net realized capital gains (losses):
Total other-than-temporary impairment (“OTTI”) losses	(4)	(8)	—	(16)
OTTI losses recognized in other comprehensive income	—	1	—	2
Net OTTI losses recognized in earnings	(4)	(7)	—	(14)
Other net realized capital gains (losses)	(271)	149	(107)	(46)
Total net realized capital gains (losses)	(275)	142	(107)	(60)
Amortization of deferred reinsurance gain	59	38	—	—
Total revenues	1,571	1,222	836	2,232
Benefits, losses and expenses
Benefits, loss and loss adjustment expenses	760	415	534	1,406
Amortization of deferred policy acquisition costs (“DAC”) and value
of business acquired (“VOBA”)	(25)	98	16	48
Insurance operating costs and other expenses	423	235	183	400
Other intangible asset amortization	5	4	—	—
Dividends to policyholders	5	2	2	2
Total benefits, losses and expenses	1,168	754	735	1,856
Income before income taxes	403	468	101	376
Income tax expense	44	59	7	422
Net income (loss)	$359	$409	$94	$(46)

See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income (Loss)

	Successor Company		Predecessor Company
	For the Year	June 1, 2018		For the Year
	Ended	to	January 1,	Ended
	December	December	2018 to May	December
(In millions)	31, 2019	31, 2018	31, 2018	31, 2017
Net income (loss)	$359	$409	$94	$(46)
Other comprehensive income (loss):
Change in net unrealized gain on securities	890	(173)	(430)	329
Change in net gain on cash-flow hedging instruments	—	—	(18)	(28)
Change in foreign currency translation adjustments	(2)	2	1	—
OCI, net of tax	888	(171)	(447)	301
Comprehensive income (loss)	$1,247	$238	$(353)	$255

See Notes to Consolidated Financial Statements.

Consolidated Balance Sheets

	Successor Company
	As of December 31,
(In millions, except for share data)	2019	2018
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost: December 31, 2019 -$13,020; December 31, 2018 - $14,035)	$13,988	$13,839
Fixed maturities, at fair value using the fair value option (“FVO”)	6	12
Equity securities, at fair value	45	116
Mortgage loans (net of valuation allowances: December 31, 2019 - $0; December 31, 2018 - $5)	2,241	2,100
Policy loans, at outstanding balance	1,467	1,441
Limited partnerships and other alternative investments	939	894
Other investments	34	201
Short-term investments	550	844
Total investments	19,270	19,447
Cash	128	221
Premiums receivable and agents’ balances, net	12	12
Reinsurance recoverables	28,824	29,564
Value of business acquired	696	716
Deferred income taxes, net	681	969
Other intangible assets	46	51
Other assets	481	352
Separate account assets	104,575	98,814
Total assets	$154,713	$150,146
Liabilities
Reserve for future policy benefits	$18,465	$18,323
Other policyholder funds and benefits payable	27,161	28,584
Other liabilities	1,960	2,420
Separate account liabilities	104,575	98,814
Total liabilities	152,161	148,141
Commitments and Contingencies (Note 11)
Stockholder’s Equity
Common stock—1,000 shares authorized, issued and outstanding, par value $5,690	6	6
Additional paid-in capital	1,761	1,761
Accumulated other comprehensive income (loss), net of tax	717	(171)
Retained earnings	68	409
Total stockholder’s equity	2,552	2,005
Total liabilities and stockholder’s equity	$154,713	$150,146

See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Statements of Changes in Stockholder’s Equity

For the Year Ended December 31, 2019 (Successor Company)
			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained	Total
(In millions)	Stock	Capital	Income (Loss)	Earnings	Equity
Balance, beginning of period	$6	$1,761	$(171)	$409	$2,005
Net income	—	—	359	359
Total other comprehensive income	—	—	888	—	888
Dividends paid	—	—	—	(700)	(700)
Balance, end of period	$6	$1,761	$717	$68	$2,552

June 1, 2018 to December 31, 2018 (Successor Company)
			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained	Total
(In millions)	Stock	Capital	Loss	Earnings	Equity
Balance, beginning of period	$6	$1,761	$—	$—	$1,767
Net income	—	—	—	409	409
Total other comprehensive income	—	—	(171)	—	(171)
Balance, end of period	$6	$1,761	$(171)	$409	$2,005

January 1, 2018 to May 31, 2018 (Predecessor Company)
			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained	Total
(In millions)	Stock	Capital	Income	Earnings	Equity
Balance, beginning of period	$6	$3,539	$1,023	$2,112	$6,680
Cumulative effect of accounting changes, net of tax	—	—	182	(182)	—
Adjusted balance, beginning of period	6	3,539	1,205	1,930	6,680
Net income	—	—	—	94	94
Total other comprehensive loss	—	—	(447)	—	(447)
Capital contributions to parent	—	(619)	—	—	(619)
Capital contributions from parent	—	102	—	—	102
Balance, end of period	$6	$3,022	$758	$2,024	$5,810

For the Year Ended December 31, 2017 (Predecessor Company)
			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained	Total
(In millions)	Stock	Capital	Income	Earnings	Equity
Balance, beginning of period	$6	$4,935	$722	$2,158	$7,821
Net loss	—	—	—	(46)	(46)
Total other comprehensive income	—	—	301	—	301
Capital contributions to parent	—	(1,396)	—	—	(1,396)
Balance, end of period	$6	$3,539	$1,023	$2,112	$6,680

See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Statements of Cash Flows

	Successor Company		Predecessor Company
	For the	June 1,	January 1,	For the
	Year Ended	2018 to	2018 to	Year Ended
	December	December	May 31,	December
(In millions)	31, 2019	31, 2018	2018	31, 2017
Operating Activities
Net income (loss)	$359	$409	$94	$(46)
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities
Net realized capital (gains) losses	275	(142)	107	60
Amortization of deferred reinsurance gain	(59)	(38)	—	—
Amortization of DAC and VOBA	(25)	98	16	48
Additions to DAC and VOBA	—	—	(1)	(2)
Depreciation and (accretion) amortization	51	31	(1)	31
Other operating activities, net	205	63	131	143
Change in assets and liabilities:
(Increase) decrease in reinsurance recoverables	(272)	(990)	(2)	4
(Increase) decrease in accrued and deferred income taxes	51	29	274	(5)
Impact of tax reform on accrued and deferred income taxes	—	—	—	396
Increase (decrease) in reserve for future policy benefits and unearned premiums	141	(503)	45	387
Net changes in other assets and other liabilities	(169)	302	(60)	(219)
Net cash provided by (used for) operating activities	557	(741)	603	797
Investing Activities
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	3,498	3,303	4,397	10,315
Fixed maturities, fair value option	6	15	5	50
Equity securities, available-for-sale	—	—	—	203
Equity securities, at fair value	213	68	49	—
Mortgage loans	257	101	116	396
Partnerships	134	83	188	113
Payments for the purchase of:
Fixed maturities, available-for-sale	(2,589)	(3,024)	(2,447)	(8,713)
Equity securities, available-for-sale	—	—	—	(199)
Equity securities, at fair value	(5)	(10)	(25)	—
Mortgage loans	(413)	(323)	(86)	(469)
Partnerships	(156)	(97)	(80)	(235)
Net proceeds from (payments for) repurchase agreements program	19	(22)	—	—
Net payments for derivatives	(272)	(303)	(200)	(283)
Net increase (decrease) in policy loans	(26)	18	(26)	12
Net sales of (additions to) property and equipment	—	—	44	(18)
Net proceeds from (payments for) short-term investments	288	1,770	(1,494)	251
Other investing activities, net	2	1	22	43
Net cash provided by investing activities	956	1,580	463	1,466
Financing Activities
Deposits and other additions to investment and universal life-type contracts	2,168	1,959	1,782	4,549
Withdrawals and other deductions from investment and universal life-type contracts	(11,074)	(10,173)	(9,206)	(13,749)
Net transfers from separate accounts related to investment and universal life-type contracts	8,202	7,360	6,999	7,969
Net increase (decrease) in securities loaned or sold under agreements to repurchase	(204)	(11)	(406)	360
Dividends paid	(700)	—	—	—
Return of capital to parent	—	—	(517)	(1,396)
Net repayments at maturity or settlement of consumer notes	—	—	(8)	(13)
Net cash used by financing activities	(1,608)	(865)	(1,356)	(2,280)
Foreign exchange rate effect on cash	2	—	—	—
Net decrease in cash	(93)	(26)	(290)	(17)
Cash — beginning of year	221	247	537	554
Cash — end of year	$128	$221	$247	$537
Supplemental Disclosure of Cash Flow Information
Income tax received	$25	$17	$271	$57

See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollar amounts in millions, unless otherwise stated)

1. Basis of Presentation and Significant Accounting Policies

Basis of Presentation

Talcott Resolution Life Insurance Company, formerly Hartford Life Insurance Company, (together with its subsidiaries, “TL,” “Company,” “we” or “our”) is a provider of insurance and investment products in the United States (“U.S.”) and is a wholly- owned subsidiary of Talcott Resolution Life, Inc., a Delaware corporation (“TLI”). Hopmeadow Holdings LP (“Hopmeadow Holdings”, or “HHLP “) is the ultimate parent of the Company.

The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

On May 31, 2018 the Company’s indirect parent, Hartford Holding, Inc. (“HHI”) completed the sale of the Company’s parent to a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group (“Global Atlantic”), Pine Brook and J. Safra Group. Although Talcott Resolution Life Insurance Company is no longer affiliated with The Hartford Financial Services Group, Inc. (“The Hartford”) or any of its subsidiaries, The Hartford retained a 9.7 percent ownership interest in HHLP (“Talcott Resolution Sale Transaction”).

In conjunction with the sale, the Company entered into a transition services agreement with The Hartford for a period up to three years to provide general ledger, cash management, and information technology infrastructure services. Many of the transition services have been exited with the exception of the information technology infrastructure services. In March, 2019, a five year administrative services agreement was entered into for investment accounting services which replaced the services previously provided under the transition services agreement.

HHLP’s May 31, 2018 acquisition of TLI was accounted for by HHLP using business combination accounting. Under this method, the purchase price paid by the investor group was assigned to the identifiable assets acquired and liabilities assumed as of the acquisition date based on their fair value. The Company elected to apply “pushdown” accounting by applying the guidance permitted under Accounting Standards Codification (“ASC”) Topic 805 Business Combinations. By the application of pushdown accounting, the Company’s assets, liabilities and equity were accordingly adjusted to fair value on May 31, 2018 which generated both intangible assets and Value of Business Acquired (“VOBA”). Determining the fair value of certain assets acquired and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. Due to the application of pushdown accounting, TL’s financial statements and footnote disclosures are presented in two distinct periods to indicate the application of two different bases of accounting. The periods prior to June 1, 2018 are identified herein as “Predecessor,” while the periods subsequent to HHLP’s acquisition of TLI are identified as “Successor.” As a result of the change in the basis of accounting from historical GAAP to reflect HHLP’s purchase cost, the financial statements for the Predecessor period are not comparable to the Successor periods.

On June 1, 2018, TL executed reinsurance agreements to reinsure certain fixed immediate and deferred annuity contracts, variable payout separate account annuity contracts, standard mortality structured settlements, and period certain structured settlement annuity contracts (“Commonwealth Annuity Reinsurance Agreement”) to Commonwealth Annuity and Life Insurance Company (“Commonwealth”), a subsidiary of Global Atlantic which is a member of the acquiring investment group. TL reinsured an 85% quota share, except 75% for standard mortality structured settlements, in exchange for a $357 ceding commission that was fixed based on reinsuring approximately $9.3 billion of reserves as of December 31, 2016, plus annuitizations through closing and annuitizations from market value adjusted annuities post-close. The reinsurance agreement was executed after the Talcott Resolution Sale Transaction, and as such, the accounting for the agreement was recorded after the TL balance sheet was adjusted to fair value in purchase and pushdown accounting. A deferred gain net of amortization of $933 is recorded in Other liabilities on the Consolidated Balance Sheet related to this reinsurance  agreement and will be amortized over the life of the underlying policies reinsured.

Consolidation

The Consolidated Financial Statements include the accounts of TL and entities the Company directly or indirectly has a controlling financial interest in which the Company is required to consolidate. Entities in which TL has significant influence over the operating and financing decisions but is not required to consolidate are reported using the equity method. All intercompany transactions and balances between TL and its subsidiaries have been eliminated.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

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Use of Estimates

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets (including VOBA) and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on mortgage loans; living benefits required to be fair valued; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; amortization of the deferred gain on reinsurance; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Pushdown Accounting (Successor Company)

The table below shows the main balance sheet line items impacted in pushdown accounting as of the date of the Talcott Resolution Sale Transaction.

Cash and invested assets	$27,038
VOBA	805
Deferred income taxes	998
Intangible assets	55
Reinsurance recoverable and other assets	22,615
Separate account assets	110,773
Total assets	162,284

Reserves for future policy benefits	18,057
Other policyholder funds and benefits payable	29,560
Other liabilities	2,127
Separate account liabilities	110,773
Total liabilities	160,517

Equity	1,767
Total liabilities and stockholder's equity	$162,284

Intangible Assets

Intangible assets with definite lives are amortized over the estimated useful life of the asset. Amortizing intangible assets primarily consist of internally developed software amortized over a period not to exceed five years. Intangible assets with indefinite lives, primarily insurance licenses, are not amortized but are reviewed annually in the Company’s impairment analysis. They will be tested for impairment more frequently if events or circumstances indicate the fair value of the indefinitely lived intangibles is less than the carrying value.

Investments

In pushdown accounting, the acquired investments are recorded at fair value through adjustments to additional paid in capital at the acquisition date.

Value of Business Acquired/Additional Reserves

In conjunction with the acquisition of TLI, a portion of the purchase price was allocated to the right to receive future gross profits from cash flows and earnings of the Company’s insurance and investment contracts as of the date of the transaction.

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This intangible asset is called VOBA and is based on the actuarially estimated present value of future cash flows from the Company’s insurance and investment contracts in-force as of the date of the transaction. The estimated fair value calculation of VOBA is based on certain assumptions, including mortality, persistency, expenses, interest rates, and other factors that the Company expects to experience in future years. Actual experience on the acquired contracts may vary from these projections and the recovery of VOBA is dependent upon the future profitability of the related business. The Company amortizes VOBA over estimated gross profits and it is reviewed for recoverability quarterly. Consistent with the acquisition being recorded at fair value, deferred acquisition costs which do not represent future cash flows are eliminated in pushdown accounting. The fair value of certain acquired obligations of the Company exceeded the book value of assumed in-force policy liabilities resulting in additional reserve liabilities. In pushdown accounting these liabilities were increased to fair value, which is presented separately from VOBA as additional insurance liability in Reserves for future policy benefits and Other policyholder funds and benefits payable. The additional liability is amortized to income over the policy or other relevant time period.

Adoption of New Accounting Standards

Reclassification of Effect of Tax Rate Change from AOCI to Retained Earnings

In February 2018, the FASB issued new accounting guidance for the effect on deferred tax assets and liabilities related to items recorded in accumulated other comprehensive income (“AOCI”) resulting from legislated tax reform enacted on December 22, 2017. The tax reform reduced the federal tax rate applied to the Company’s deferred tax balances from 35% to 21% on enactment. Under U.S. GAAP, the Company recorded the total effect of the change in enacted tax rates on deferred tax balances as a charge to income tax expense within net income, including the change in deferred tax balances related to components of AOCI. The new accounting guidance permitted the Company to reclassify the “stranded” tax effects out of AOCI and into retained earnings that resulted from recording the tax effects of unrealized investment gains at a 35% tax rate because the 14 point reduction in tax rate was recognized in net income instead of other comprehensive income. On January 1, 2018, the Company (Predecessor Company) adopted the new guidance and recorded a reclassification of $193 which increased AOCI and reduced retained earnings.

Financial Instruments - Recognition and Measurement

On January 1, 2018, the Company (Predecessor Company) adopted updated guidance issued by the FASB for the recognition and measurement of financial instruments through a cumulative effect adjustment to the opening balances of retained earnings and AOCI. The new guidance requires investments in equity securities to be measured at fair value with any changes in valuation reported in net income except for investments that are consolidated or are accounted for under the equity method of accounting. The new guidance also requires a deferred tax asset resulting from net unrealized losses on available-for-sale fixed maturities that are recognized in AOCI to be evaluated for recoverability in combination with the Company’s other deferred tax assets. Under prior guidance, the Company reported equity securities, available for sale (“AFS”), at fair value with changes in fair value reported in other comprehensive income. As of January 1, 2018, the Company (Predecessor Company) reclassified from AOCI to retained earnings net unrealized gains of $11, after tax, related to equity securities having a fair value of $154. Beginning in 2018, the Company reports equity securities at fair value with changes in fair value reported in net realized capital gains and losses.

Revenue Recognition

On January 1, 2018, the Company (Predecessor Company) adopted the FASB’s updated guidance for recognizing revenue from contracts with customers, which excludes insurance contracts and financial instruments. Revenue subject to the guidance is recognized when, or as, goods or services are transferred to customers in an amount that reflects the consideration that an entity is expected to receive in exchange for those goods or services. The updated guidance is consistent with previous guidance for the Company’s transactions and did not have an effect on the Company’s financial position, cash flows or net income.

Revenue from customers for other than insurance and investment contracts was $84 for the year ended December 31, 2019 (Successor Company), $54 for the period of June 1, 2018 to December 31, 2018 (Successor Company), $40 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and $58 for the year ended December 31, 2017 (Predecessor Company). The Company earns revenues from these contracts primarily for administrative and distribution services fees from offering certain fund families as investment options in its variable annuity products. Fees are primarily based on the average daily net asset values of the funds and are recorded in the period in which the services are provided and collected monthly. Fluctuations in domestic and international markets and related investment performance, volume and mix of sales and redemptions of the funds, and other changes to the composition of assets under management are all factors that ultimately have a direct effect on fee income earned.

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Hedging Activities

The FASB issued updated guidance on hedge accounting. The updates allow hedge accounting for new types of interest rate hedges of financial instruments and simplify documentation requirements to qualify for hedge accounting. In addition, any gain or loss from hedge ineffectiveness will be reported in the same income statement line with the effective hedge results and the hedged transaction. For cash flow hedges, the ineffectiveness will be recognized in earnings only when the hedged transaction affects earnings; otherwise, the ineffectiveness gains or losses will remain in AOCI. Under current accounting, total hedge ineffectiveness is reported separately in realized gains and losses apart from the hedged transaction. The updated guidance is effective January 1, 2019 through a cumulative effect adjustment that will reclassify cumulative ineffectiveness on open cash flow hedges from retained earnings to AOCI. As a result of pushdown accounting, derivative instruments that qualified for hedge accounting were recorded at fair value through adjustments to additional paid in capital at the acquisition date. As of December 31, 2018 (Successor Company), the Company had no derivative instruments that qualify for hedge accounting, therefore there was no impact on the Company’s financial statements upon adoption.

Changes to the Disclosure Requirements for Fair Value Measurement

On August 28, 2018 the FASB issued Accounting Standards Update (“ASU”) 2018-13 which removes, modifies and adds certain disclosure requirements related to fair value measurements in ASC 820, Fair Value Measurements. As permitted by the guidance, the Company early adopted amendments in this guidance effective December 31, 2019. The adoption of ASU 2018-13 did not have a material impact on the Company’s consolidated financial statements.

Future Adoption of New Accounting Standards

Financial Instruments - Credit Losses

In June 2016 the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, which updated guidance for recognition and measurement of credit losses on certain financial instruments, including reinsurance recoverables. Since its release, certain targeted improvements and transition relief amendments have been made to ASU 2016-13 and have been published in ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-10, and ASU 2019-11. Collectively, the new guidance is effective for the Company on January 1, 2020. This guidance will replace the “incurred loss” approach with an “expected loss” model for recognizing credit losses for instruments carried at other than fair value, which will initially result in the recognition of greater allowances for losses. The allowance will be an estimate of credit losses expected over the life of financial instruments, such as mortgage loans, reinsurance recoverables and receivables. The measurement of the expected credit loss estimate will be based on historical loss data, current conditions, and reasonable and supportable forecasts. Credit losses on fixed maturities available-for-sale carried at fair value will continue to be measured similar to previous guidance for other-than-temporary impairments (“OTTI”); however, the losses will be recognized through an allowance and no longer as an adjustment to the cost basis. Recoveries of OTTI will be recognized as reversals of valuation allowances recognized through net realized capital gains and losses and no longer accreted as net investment income through an adjustment to the investment yield. The Company will adopt the updated guidance January 1, 2020 on a modified retrospective basis, through a cumulative-effect adjustment to retained earnings for the change in the allowance for credit losses for financial instruments carried at other than fair value. For fixed maturities available-for-sale, this guidance will be applied prospectively.  While the Company is in the process of finalizing the effect on its consolidated financial statements, we currently estimate the cumulative impact of the adoption will not materially impact the Company’s financial position or results of operations.

Targeted Improvements to the Accounting for Long Duration Contracts

The FASB issued ASU 2018-12 on August 15, 2018 which impacts the existing recognition, measurement, presentation and disclosure requirements for certain long duration contracts issued by an insurance company. The guidance is intended to improve the timeliness of recognizing changes in the liability for future policy benefits by requiring annual or more frequent updates of insurance assumptions and modifying the rate used to discount future cash flows. Cash flows under the new guidance are required to be discounted using an upper-medium grade fixed income instrument yield. The discount rate is required to be updated at each reporting date, with the effect of discount rate changes on the liability recorded in OCI. This is a change from current GAAP which utilizes assumptions, including discount rate, “locked in” at policy issuance and until such time significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. When this occurs, premium deficiency reserves are recognized by unlocking reserve assumptions to eliminate a reserve deficiency under current GAAP.

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Further, the guidance seeks to improve the accounting for certain market-based options or guarantees associated with account balance contracts and improve the effectiveness of the required disclosures. These market risk benefit features are required to be measured at fair value with changes in fair value recorded in net income with the exception of changes in the fair value attributable to a change in the instrument’s credit risk, which are required to be recognized in OCI. Additionally, this ASU requires new disclosures including liability rollforwards and information about significant inputs, judgments, assumptions, and methods used in the measurement.

This ASU, as amended, is effective January 1, 2022 with early adoption permitted. The Company has started its implementation efforts and is currently reviewing its policies, processes, and applicable systems to assess the impact this standard will have on its operations and financial results. While it is not possible to reasonably estimate the expected impact of adoption at this time, given the nature and extent of the required changes to a significant portion of the Company’s operations, adoption is expected to have a material impact on our consolidated financial statements and related disclosures. This guidance represents a significant change from existing GAAP; however, it does not change the underlying economics  of the business or its related cash flows. The Company has not yet determined the timing of its adoption.

Significant Accounting Policies

The Company’s significant accounting policies are as follows:

Segment Information

The Company has no reportable segments and is comprised of annuity, institutional and private-placement life insurance businesses. The Company’s determination that it has no reportable segments is based on the fact that the Company’s chief operating decision maker reviews the Company’s financial performance at a consolidated level.

Revenue Recognition

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for variable annuity and other universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders’ account balances and are recognized in the period in which services are provided. For the Company’s traditional life products, premiums are recognized as revenue when due from policyholders.

Income Taxes

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. A deferred tax provision is recorded for the tax effects of differences between the Company’s current taxable income and its income before tax under generally accepted accounting principles in the Consolidated Statements of Operations. For deferred tax assets, the Company records a valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized.

Investments

Overview

The Company’s investments in fixed maturities include bonds, structured securities, redeemable preferred stock and commercial paper. Most of these investments are classified as AFS and are carried at fair value. The after-tax difference between fair value and cost or amortized cost is reflected in stockholder’s equity as a component of AOCI, after adjustments for the effect of deducting certain life and annuity deferred policy acquisition costs (Predecessor Company), VOBA (Successor Company) and reserve adjustments. Effective January 1, 2018, equity securities are now measured at fair value with any changes in valuation reported in net income. For further information, see Financial Instruments - Recognition and Measurement discussion above. Fixed maturities for which the Company elected the fair value option are classified as FVO, generally certain securities that contain embedded credit derivatives, and are carried at fair value with changes in value recorded in realized capital gains and losses. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances.Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value and are primarily accounted for under the equity method with the Company’s share of earnings included in net investment income. Recognition of income related to limited partnerships and other alternative investments is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds on a one-month delay. Accordingly, income for the year ended December 31, 2019 (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and the year ended December 31, 2017 (Predecessor

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Company) may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments’ general partners. Other investments primarily consist of derivative instruments which are carried at fair value.

Net Realized Capital Gains and Losses

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in fixed maturities, FVO, equity securities and derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company’s impairment and mortgage loan valuation allowance policies as discussed in Note 3 - Investments of Notes to Consolidated Financial Statements. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

Net Investment Income

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future prepayments using the retrospective method; however, if these investments are impaired and for certain other asset-backed securities, any yield adjustments are made using the prospective method. Prepayment fees and make-whole payments on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, dividends are recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company’s share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield, if necessary. The Company’s non-income producing investments were not material for the year ended December 31, 2019, (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and the year ended December 31, 2017 (Predecessor Company).

Derivative Instruments

Overview

The Company utilizes a variety of over-the-counter (“OTC”) transactions cleared through central clearing houses (“OTC- cleared”) and exchange traded derivative instruments as part of its overall risk management strategy as well as to enter into replication transactions. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives:

•                  to hedge risk arising from interest rate, equity market, commodity market, credit spread and issuer default, price or currency exchange rate risk or volatility;

•                  to manage liquidity;

•                  to control transaction costs;

•                  to enter into synthetic replication transactions.

Interest rate and credit default swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, little to no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment determined at inception is made by the purchaser of the contract and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

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Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. The contracts may reference commodities, which grant the purchaser the right to either purchase from or sell to the issuer commodities at a specified price, within a specified period or on a stated date. Option contracts are typically settled in cash.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company’s derivative transactions conducted in insurance company subsidiaries are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in Other Investments and Other Liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.

The Company clears certain interest rate swap and credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid securities, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in Note 4 - Derivative Instruments of Notes to Consolidated Financial Statements. In addition, OTC- cleared transactions include price alignment amounts either received or paid on the variation margin, which are reflected in realized capital gains and losses or, if characterized as interest, in net investment income.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability (“cash flow” hedge), (2) a hedge of a net investment in a foreign operation (“net investment” hedge) or (3) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

Cash Flow Hedges - Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. For periods prior to 2019, hedge ineffectiveness was recorded immediately in current period earnings as net realized capital gains and losses. With the January 1, 2019 adoption of the updated FASB hedging guidance, ineffectiveness is recognized in earnings only when the hedged transaction affects earnings; otherwise, the ineffectiveness gains and losses remain in AOCI. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Cash flows from cash flow hedges are presented in the same category as the cash flows from the items being hedged on the Consolidated Statements of Cash Flows.

Other Investment and/or Risk Management Activities - The Company’s other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

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Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness testing methods to be used. The Company also formally assesses both at the hedge’s inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values, cash flows or net investment in foreign operations of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item.

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the qualifying criteria are no longer met; (2) the derivative is no longer designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When cash flow hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the hedged item.

Embedded Derivatives

The Company purchases investments and has previously issued financial products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes.

The embedded derivative, which is reported with the host instrument on the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

Credit risk is defined as the risk of financial loss due to uncertainty of an obligor’s or counterparty’s ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association (“ISDA”) agreements which are structured by legal entity and by counterparty, and permit right of offset. Some agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company’s domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.

Cash

Cash represents cash on hand and demand deposits with banks or other financial institutions.

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Reinsurance

The Company cedes insurance to unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e., risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of any necessary allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company.

Deferred Policy Acquisition Costs (Predecessor Company)/Value of Business Acquired (Successor Company)

Deferred policy acquisition costs (“DAC”) represent costs that are directly related to the acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts. As a result of the Talcott Resolution Sale Transaction being recorded at fair value, DAC which does not represent future cash flows, was eliminated in pushdown accounting.

VOBA represents the estimated value assigned to the right to receive future gross profits from cash flows and earnings of acquired insurance and investment contracts as of the date of the transaction. It is based on the actuarially estimated present value of future cash flows from the acquired insurance and investment contracts in-force as of the date of the transaction. The estimated fair value calculation of VOBA is based on certain assumptions, including mortality, persistency, expenses, interest rates, and other factors that the Company expects to experience in future years. Actual experience on the acquired contracts may vary from these projections and the recovery of VOBA is dependent upon the future profitability of the related business. The Company amortizes VOBA over estimated gross profits and it is reviewed for recoverability quarterly.

For universal life-type contracts (including variable annuities), the DAC asset is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits (“EGPs”). The Company also uses the present value EGPs to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, life-contingent guaranteed minimum withdrawal and universal life insurance secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most life insurance product contracts, including variable annuities, the Company estimates gross profits over 20 years  as EGPs emerging subsequent to that time frame are immaterial. Future gross profits are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder’s account balance; full and partial surrender rates; interest credited; mortality; and annuitization rates. Changes in these assumptions and changes to other assumptions such as expenses and hedging costs cause EGPs to fluctuate, which impacts earnings.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

The Company determines EGPs using a set of stochastic reversion to mean (“RTM”) separate account return projections which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company’s VOBA model is adjusted to reflect actual market returns at the end of each quarter. Through a consideration of recent market returns, the Company will unlock (“Unlock”), or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps. This Unlock for future separate account returns is determined each quarter.

In the fourth quarter of 2019, the Company completed a comprehensive policyholder behavior assumption study which resulted in a non-market related after-tax charge and incorporated the results of that study into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and will revise its policyholder assumptions if credible emerging data indicates that changes are warranted. Upon completion of an annual assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the VOBA models, as well as EGPs used in the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of  the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the VOBA (successor), death and other insurance benefit reserve balances on the Consolidated Balance Sheets with an offsetting benefit or charge on the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company’s current best estimate assumptions. The Company also tests the aggregate recoverability of VOBA (successor) by comparing the existing balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

Policyholders or their beneficiaries may make modifications to existing contracts. If the new modification results in a substantially changed replacement contract, the existing VOBA is written off through income. If the modified contract is not substantially changed, the existing VOBA continues to be amortized and incremental costs are expensed in the period incurred.

Reserve for Future Policy Benefits

Reserve for Future Policy Benefits on Universal Life-type Contracts

Certain contracts classified as universal life-type include death and other insurance benefit features including guaranteed minimum death benefit (“GMDB”) and the life-contingent portion of guaranteed minimum withdrawal benefit (“GMWB”) riders offered with variable annuity contracts, as well as secondary guarantee benefits offered with universal life insurance contracts. Universal life insurance secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. GMDB riders on variable annuities provide a death benefit during the accumulation phase that is generally equal to the greater of (a) the contract value at death or (b) premium payments less any prior withdrawals and may include adjustments that increase the benefit, such as for maximum anniversary value (“MAV”). For the Company’s products with life-contingent GMWB riders, the withdrawal benefit can exceed the guaranteed remaining balance (“GRB”), which is generally equal to premiums less withdrawals. In addition to recording an account value liability that represents policyholder funds, the Company records a death and other insurance benefit liability for GMDBs, the life-contingent portion of GMWBs and the universal life insurance secondary guarantees. This death and other insurance benefit liability is reported in reserve for future policy benefits on the Company’s Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses on the Company’s Consolidated Statements of Operations.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder’s expected account value in proportion to the present value of total expected assessments and investment margin. Total expected assessments are the aggregate of all contract charges, including those for  administration, mortality, expense, and surrender. The liability is accrued as actual assessments are earned. The expected present value of benefits and assessments are generally derived from a set of stochastic scenarios that have been calibrated to our RTM separate account returns and assumptions including market rates of return, volatility, discount rates, lapse rates and mortality experience. Consistent with the Company’s policy on the Unlock, the Company regularly evaluates estimates used and adjusts the liability, with a related charge or credit to benefits, losses and loss adjustment expenses. For further information on the Unlock, see the Deferred Policy Acquisition Costs (Predecessor Company)/Value of Business Acquired (Successor Company) accounting policy section within this footnote.

The Company reinsures a portion of its in-force GMDB, GMWB, and all of its universal life insurance secondary guarantees. Net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

Reserve for Future Policy Benefits on Traditional Annuity and Other Contracts

Traditional annuities recorded within the reserve for future policy benefits primarily include life-contingent contracts in the payout phase such as structured settlements and terminal funding agreements. Other contracts within the reserve for policyholder benefits include whole life and guaranteed term life insurance contracts. The reserve for future policy benefits is calculated using standard actuarial methods considering the present value of future benefits and related expenses to be paid less the present value of the portion of future premiums required using assumptions “locked in” at the time the policies were issued, including discount rate, withdrawal, mortality and expense assumptions deemed appropriate at the issue date.  Future policy benefits are computed at amounts that, with additions from any estimated premiums to be received and with interest on such reserves compounded annually at assumed rates, are expected to be sufficient to meet the Company’s policy obligations at their maturities or in the event of an insured’s death. While assumptions are locked in upon issuance of new contracts and annuitizations of existing contracts, significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. Premium deficiency reserves, if any, are established based on current assumptions without considering a provision for adverse deviation. Changes in or deviations from the assumptions used can significantly affect the Company’s reserve levels and results from operations.

The Company uses reinsurance for a portion of its fixed and payout annuity businesses.

Other Policyholder Funds and Benefits Payable

Other policyholder funds and benefits payable primarily include the non-variable account values associated with variable annuity and other universal life-type contracts, investment contracts, the non-life contingent portion of GMWBs that are accounted for as embedded derivatives at fair value as well as other policyholder account balances associated with our life insurance businesses. Investment contracts are non-life contingent and include institutional and governmental deposits, structured settlements and fixed annuities. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals, payments and assessments through the financial statement date. For discussion of fair value of GMWBs that represent embedded derivatives, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

Separate Account Liabilities

The Company records the variable account value portion of variable annuities, variable life insurance products and institutional and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by change in the related liability. Changes in the value of separate account assets and separate account liabilities are reported in the same line item on the Consolidated Statements of Operations. The Company earns fee income for investment management, certain administrative services and mortality and expense risks.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements

The Company carries certain financial assets and liabilities at estimated fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants. Our fair value framework includes a hierarchy that gives the highest priority to the use of quoted prices in active markets, followed by the use of market observable inputs, followed by the use of unobservable inputs. The fair value hierarchy levels are as follows:

Level 1                              Fair values based primarily on unadjusted quoted prices for identical assets, or liabilities, in active markets that the Company has the ability to access at the measurement date.

Level 2                              Fair values primarily based on observable inputs, other than quoted prices included in Level 1, or based on prices for similar assets and liabilities.

Level 3                              Fair values derived when one or more of the significant inputs are unobservable (including assumptions about risk). With little or no observable market, the determination of fair values uses considerable judgment and represents the Company’s best estimate of an amount that could be realized in a market exchange for the asset or liability. Also included are securities that are traded within illiquid markets and/or priced by independent brokers.

The Company will classify the financial asset or liability by level based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable inputs (e.g., changes in interest rates) and unobservable inputs (e.g., changes in risk assumptions) are used to determine fair values that the Company has classified within Level 3.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Successor Company
Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2019
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Assets Accounted for at Fair Value on a Recurring Basis
Fixed maturities, AFS
Asset backed securities ("ABS")	$295	$—	$282	$13
Collateralized loan obligations ("CLOs")	1,150	—	1,092	58
Commercial mortgage-backed securities ("CMBS")	1,391	—	1,354	37
Corporate	8,121	—	7,734	387
Foreign government/government agencies	409	—	409	—
Municipal	761	—	761	—
Residential mortgage-backed securities ("RMBS")	868	—	621	247
U.S. Treasuries	993	—	993	—
Total fixed maturities	13,988	—	13,246	742
Fixed maturities, FVO	6	—	6	—
Equity securities, at fair value	45	11	1	33
Derivative assets
GMWB hedging instruments	23	—	—	23
Macro hedge program	49	—	—	49
Total derivative assets [1]	72	—	—	72
Short-term investments	550	330	214	6
Reinsurance recoverable for GMWB	17	—	—	17
Separate account assets [2]	101,698	63,850	37,825	23
Total assets accounted for at fair value on a recurring basis	$116,376	$64,191	$51,292	$893
Liabilities Accounted for at Fair Value on a Recurring Basis
Other policyholder funds and benefits payable
GMWB embedded derivative	$5	$—	$—	$5
Total other policyholder funds and benefits payable	5	—	—	5
Derivative liabilities
Credit derivatives	(1)	—	(1)	—
Foreign exchange derivatives	(7)	—	(7)	—
Interest rate derivatives	(39)	—	(37)	(2)
GMWB hedging instruments	50	—	35	15
Macro hedge program	(163)	—	(1)	(162)
Total derivative liabilities [3]	(160)	—	(11)	(149)
Modified coinsurance reinsurance contracts	(43)	—	(43)	—
Total liabilities accounted for at fair value on a recurring basis	$(198)	$—	$(54)	$(144)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Successor Company
Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2018
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Assets Accounted for at Fair Value on a Recurring Basis
Fixed maturities, AFS
Asset backed securities ("ABS")	$516	$—	$514	$2
Collateralized loan obligations ("CLOs")	963	—	886	77
Commercial mortgage-backed securities ("CMBS")	1,407	—	1,366	41
Corporate	7,678	—	7,351	327
Foreign government/government agencies	377	—	377	—
Municipal	734	—	734	—
Residential mortgage-backed securities ("RMBS")	1,033	—	590	443
U.S. Treasuries	1,131	322	809	—
Total fixed maturities	13,839	322	12,627	890
Fixed maturities, FVO	12	—	12	—
Equity securities, at fair value	116	54	16	46
Derivative assets
Interest rate derivatives	36	—	36	—
GMWB hedging instruments	44	—	8	36
Macro hedge program	132	—	—	132
Total derivative assets [1]	212	—	44	168
Short-term investments	844	464	380	—
Reinsurance recoverable for GMWB	40	—	—	40
Modified coinsurance reinsurance contracts	12	—	12	—
Separate account assets [2]	94,724	59,361	35,323	40
Total assets accounted for at fair value on a recurring basis	$109,799	$60,201	$48,414	$1,184
Liabilities Accounted for at Fair Value on a Recurring Basis
Other policyholder funds and benefits payable
GMWopB embedded derivative	$(80)	$—	$—	$(80)
Total other policyholder funds and benefits payable	(80)	—	—	(80)
Derivative liabilities
Credit derivatives	2	—	2	—
Foreign exchange derivatives	(91)	—	(91)	—
Interest rate derivatives	(137)	—	(110)	(27)
GMWB hedging instruments	27	—	18	9
Macro hedge program	115	—	—	115
Total derivative liabilities [3]	(84)	—	(181)	97
Total liabilities accounted for at fair value on a recurring basis	$(164)	$—	$(181)	$17

[1]   Includes derivative instruments in a net positive fair value position after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements and applicable law. See footnote 3 to this table for derivative liabilities.

[2]   Approximately $2.4 billion and $3.6 billion of investment sales receivable, as of December 31, 2019 and 2018 (Successor Company), respectively, are excluded from this disclosure requirement because they are trade receivables in the ordinary course of business where the carrying amount approximates fair value. Included in the total fair value amount are $461 and $468 of investments, as of December 31, 2019 and 2018 (Successor Company), respectively, for which the fair value is estimated using the net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy.

[3]   Includes derivative instruments in a net negative fair value position (derivative liability) after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements and applicable law.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Fixed Maturities, Equity Securities, Short-term Investments, and Free-standing Derivatives

Valuation Techniques

The Company generally determines fair values using valuation techniques that use prices, rates, and other relevant information evident from market transactions involving identical or similar instruments. Valuation techniques also include, where appropriate, estimates of future cash flows that are converted into a single discounted amount using current market expectations. The Company uses a “waterfall” approach comprised of the following pricing sources and techniques, which are listed in priority order:

•                         Quoted prices, unadjusted, for identical assets or liabilities in active markets, which are classified as Level 1.

•                         Prices from third-party pricing services, which primarily utilize a combination of techniques. These services utilize recently reported trades of identical, similar, or benchmark securities making adjustments for market observable inputs available through the reporting date. If there are no recently reported trades, they may use a discounted cash flow technique to develop a price using expected cash flows based upon the anticipated future performance of the underlying collateral discounted at an estimated market rate. Both techniques develop prices that consider the time value of future cash flows and provide a margin for risk, including liquidity and credit risk. Most prices provided by third- party pricing services are classified as Level 2 because the inputs used in pricing the securities are observable. However, some securities that are less liquid or trade less actively are classified as Level 3. Additionally, certain long- dated securities, such as municipal securities and bank loans, include benchmark interest rate or credit spread assumptions that are not observable in the marketplace and are thus classified as Level 3.

•                         Internal matrix pricing, which is a valuation process internally developed for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. Internal pricing matrices determine credit spreads that, when combined with risk-free rates, are applied to contractual cash flows to develop a price. The Company develops credit spreads using market based data for public securities adjusted for credit spread differentials between public and private securities, which are obtained from a survey of multiple private placement brokers. The market-based reference credit spread considers the issuer’s financial strength and term to maturity, using an independent public security index and trade information, while the credit spread differential considers the non-public nature of the security. Securities priced using internal matrix pricing are classified as Level 2 because the inputs are observable or can be corroborated with observable data.

•                         Independent broker quotes, which are typically non-binding use inputs that can be difficult to corroborate with observable market based data. Brokers may use present value techniques using assumptions specific to the security types, or they may use recent transactions of similar securities. Due to the lack of transparency in the process that brokers use to develop prices, valuations that are based on independent broker quotes are classified as Level 3.

The fair value of free-standing derivative instruments is determined primarily using a discounted cash flow model or option model technique and incorporates counterparty credit risk. In some cases, quoted market prices for exchange-traded and over the counter (“OTC”) cleared derivatives may be used and in other cases independent broker quotes may be used. The pricing valuation models primarily use inputs that are observable in the market or can be corroborated by observable market data. The valuation of certain derivatives may include significant inputs that are unobservable, such as volatility levels, and reflect the Company’s view of what other market participants would use when pricing such instruments. Unobservable market data is used in the valuation of customized derivatives that are used to hedge certain GMWB variable annuity riders. See the section “GMWB Embedded, Customized, and Reinsurance Derivatives” below for further discussion of the valuation model used to value these customized derivatives.

Valuation Inputs

Quoted prices for identical assets in active markets are considered Level 1 and consist of on-the-run U.S. Treasuries, money market funds, exchange-traded equity securities, open-ended mutual funds, short-term investments, and exchange traded futures and option contracts.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Valuation Inputs Used in Level 2 and 3 Measurements for Securities and Freestanding Derivatives

Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs
Fixed Maturity Investments
Structured securities (includes ABS, CLOs, CMBS and RMBS)

• Benchmark yields and spreads

•  Monthly payment information

• Collateral performance, which varies by vintage year and includes delinquency rates, loss severity rates and refinancing assumptions

•  Credit default swap indices

Other inputs for ABS, CLOs, and RMBS:

•  Estimate of future principal prepayments, derived from the characteristics of the underlying structure

• Prepayment speeds previously experienced at the interest rate levels projected for the collateral

•  Independent broker quotes

•  Credit spreads beyond observable curve

•  Interest rates beyond observable curve

Other inputs for less liquid securities or those that trade less actively, including subprime RMBS:

•  Estimated cash flows

•  Credit spreads, which include illiquidity premium

•  Constant prepayment rates

•  Constant default rates

•  Loss severity

Corporates

• Benchmark yields and spreads

•  Reported trades, bids, offers of the same or similar securities

•  Issuer spreads and credit default swap curves

Other inputs for investment grade privately placed securities that utilize internal matrix pricing:

• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature

• Independent broker quotes

•  Credit spreads beyond observable curve

•  Interest rates beyond observable curve

Other inputs for below investment grade privately placed securities:

•  Independent broker quotes

• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature

U.S Treasuries, Municipals, and Foreign government/government agencies

• Benchmark yields and spreads

•  Issuer credit default swap curves

•  Political events in emerging market economies

• Municipal Securities Rulemaking Board reported trades and material event notices

•  Issuer financial statements

• Credit spreads beyond observable curve • Interest rates beyond observable curve
Equity Securities
• Quoted prices in markets that are not active	• For privately traded equity securities, internal discounted cash flow models utilizing earnings multiples or other cash flow assumptions that are not observable
Short-term Investments
• Benchmark yields and spreads • Reported trades, bids, offers • Issuer spreads and credit default swap curves • Material event notices and new issue money market rates	• Independent broker quotes
Derivatives
Credit derivatives
• Swap yield curve • Credit default swap curves	Not applicable
Equity derivatives
• Equity index levels • Swap yield curve	• Independent broker quotes • Equity volatility
Foreign exchange derivatives
• Swap yield curve • Currency spot and forward rates • Cross currency basis curves	Not applicable
Interest rate derivatives
• Swap yield curve	• Independent broker quotes • Interest rate volatility

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 - Securities
As of December 31, 2019 (Successor Company)
Assets Accounted for at Fair Value on a	Fair	Predominant Valuation				Weighted	Impact of Increase in Input
Recurring Basis	Value	Technique	Significant Unobservable Input	Minimum	Maximum	Average [1]	on Fair Value [2]
CLOs [3]	$58	Discounted cash flows	Spread	113bps	246bps	243bps	Decrease
CMBS [3]	37	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	9bps	1,832bps	266bps	Decrease
Corporate [4]	309	Discounted cash flows	Spread	93bps	823bps	236bps	Decrease
RMBS [3]	247	Discounted cash flows	Spread [6]	5bps	233bps	82bps	Decrease
			Constant prepayment rate [6]	—%	13%	6%	Decrease [5]
			Constant default rate [6]	2%	5%	3%	Decrease
			Loss severity [6]	—%	100%	70%	Decrease

As of December 31, 2018 (Successor Company)
Assets accounted for at Fair Value on a	Fair	Predominant Valuation				Weighted	Impact of Increase in Input
Recurring Basis	Value	Technique	Significant Unobservable Input	Minimum	Maximum	Average [1]	on Fair Value [2]
CMBS [3]	$1	cash flows	Spread (encompasses prepayment, default risk and loss severity)	9bps	1,816bps	278bps	Decrease
Corporate [4]	144	Discounted cash flows	Spread	145bps	1,145bps	400bps	Decrease
RMBS [3]	426	Discounted cash flows	Spread [6]	31bps	346bps	92bps	Decrease
			Constant prepayment rate [6]	—%	13%	6%	Decrease [5]
			Constant default rate [6]	2%	8%	3%	Decrease
			Loss severity [6]	—%	100%	58%	Decrease

[1]   The weighted average is determined based on the fair value of the securities.

[2]   Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. [3]   Excludes securities for which the Company bases fair value on broker quotations.

[4]   Excludes securities for which the Company bases fair value on broker quotations; however, included are broker-priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value.

[5]   Decrease for above market rate coupons and increase for below market rate coupons.

[6]   Generally, a change in the assumption used for the constant default rate would have been accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for constant prepayment rate and would have resulted in wider spreads.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

The tables below exclude certain securities for which fair values are predominately based on independent broker quotes.

Significant Unobservable Inputs for Level 3 - Securities
As of December 31, 2019 (Successor Company)
		Predominant					Impact of
	Fair	Valuation	Significant			Weighted	Increase in Input
	Value	Technique	Unobservable Input	Minimum	Maximum	Average [1]	on Fair Value [2]
Interest rate derivatives
Interest rate swaps	$(2)	Discounted cash flows	Swap curve beyond 30 years	2%	2%	2%	Decrease
GMWB hedging instruments
Customized swaps	35	Discounted cash flows	Equity volatility	11%	23%	17%	Increase
Interest rate swaption	3	Option model	Interest rate volatility	2%	2%	2%	Increase
Macro hedge program [3]
Equity options	(111)	Option model	Equity volatility	11%	35%	22%	Increase
Interest rate swaption	(3)	Option model	Interest rate volatility	2%	2%	2%	Increase

		As of December 31, 2018 (Successor Company)
		Predominant				Impact of
	Fair	Valuation	Significant			Increase in Input
	Value	Technique	Unobservable Input	Minimum	Maximum	on Fair Value [2]
Interest rate derivatives
Interest rate swaps	$(27)	Discounted cash flows	Swap curve beyond 30 years	3%	3%	Decrease
GMWB hedging instruments
Equity variance swaps	(26)	Option model	Equity volatility	22%	22%	Increase
Equity options	(1)	Option model	Equity volatility	30%	32%	Increase
Customized swaps	71	Discounted cash flows	Equity volatility	18%	30%	Increase
Interest rate swaption	1	Option model	Interest rate volatility	3%	3%	Increase
Macro hedge program [3]
Equity options	250	Option model	Equity volatility	17%	30%	Increase

[1]   The weighted average is determined based on the fair value of the securities.

[2]   Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

[3]   Excludes derivatives for which the Company bases fair value on broker quotations.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

GMWB Embedded, Customized and Reinsurance Derivatives

GMWB Embedded Derivatives

The Company formerly offered certain variable annuity products with GMWB riders that provide the policyholder with a guaranteed remaining balance (“GRB”) which is generally equal to premiums less withdrawals. If the policyholder’s account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. When payments of the GRB are not life-contingent, the GMWB represents an embedded derivative carried at fair value reported in other policyholder funds and benefits payable on the Consolidated Balance Sheets with changes in fair value reported in net realized capital gains and losses.

Free-standing Customized Derivatives

The Company holds free-standing customized derivative contracts to provide protection from certain capital markets risks for the remaining term of specified blocks of non-reinsured GMWB riders. These customized derivatives are based on policyholder behavior assumptions specified at the inception of the derivative contracts. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices. These derivatives are reported on the Consolidated Balance Sheets within other investments or other liabilities, as appropriate, after considering the impact of master netting agreements.

GMWB Reinsurance Derivative

The Company has reinsurance arrangements in place to transfer a portion of its risk of loss due to GMWB. These arrangements are recognized as derivatives carried at fair value and reported in reinsurance recoverables on the Consolidated Balance Sheets. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses.

Valuation Techniques

Fair values for GMWB embedded derivatives, free-standing customized derivatives and reinsurance derivatives are classified as Level 3 in the fair value hierarchy and are calculated using internally developed models that utilize significant unobservable inputs because active, observable markets do not exist for these items. In valuing the GMWB embedded derivative, the Company attributes to the derivative a portion of the expected fees to be collected over the expected life of the contract from the contract holder equal to the present value of future GMWB claims. The excess of fees collected from the contract holder in the current period over the portion of fees attributed to the embedded derivative in the current period are associated with the host variable annuity contract and reported in fee income.

Valuation Inputs

The fair value for each of the non-life contingent GMWBs, the free-standing customized derivatives and the GMWB reinsurance derivative is calculated as an aggregation of the following components: Best Estimate Claim Payments; Credit Standing Adjustment; and Margins. The Company believes the aggregation of these components results in an amount that a market participant in an active liquid market would require, if such a market existed, to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. Each component described in the following discussion is unobservable in the marketplace and requires subjectivity by the Company in determining its value.

Best Estimate Claim Payments

The Best Estimate Claim Payments are calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating unobservable inputs including expectations concerning policyholder behavior.

Credit Standing Adjustment

The credit standing adjustment is an estimate of the adjustment to the fair value that market participants would require in determining fair value to reflect the risk that GMWB benefit obligations or the GMWB reinsurance recoverables will not be fulfilled. The Company incorporates a blend of estimates of peer company and reinsurer bond spreads and credit default spreads from capital markets, adjusted for market recoverability.

Margins

The behavior risk margin adds a margin that market participants would require, in determining fair value, for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Valuation Inputs Used in Levels 2 and 3 Measurements for GMWB Embedded, Customized and Reinsurance Derivatives

Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs

• Risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates

• Correlations of 10 years of observed historical returns across underlying well-known market indices

• Correlations of historical index returns compared to separate account fund returns

•  Equity index levels

•  Market implied equity volatility assumptions

•  Credit standing adjustment assumptions

Assumptions about policyholder behavior, including:

•  Withdrawal utilization

•  Withdrawal rates

•  Lapse rates

•  Reset elections

Significant Unobservable Inputs for Level 3 GMWB Embedded Customized and Reinsurance Derivatives
	As of December 31, 2019 (Successor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Weighted Average	Impact of Increase in Input on Fair Value Measurement [1]
Withdrawal Utilization [2]	19%	100%	69%	Increase
Withdrawal Rates [3]	—%	7%	6%	Increase
Lapse Rates [4]	—%	61%	6%	Decrease [8]
Reset Elections [5]	—%	100%	11%	Increase
Equity Volatility [6]	10%	25%	19%	Increase
Credit standing adjustment [7]	0.07%	0.26%	0.17%	Decrease

	As of December 31, 2019 (Successor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Impact of Increase in Input on Fair Value Measurement [1]
Withdrawal Utilization [2]	15%	100%	Increase
Withdrawal Rates [3]	—%	8%	Increase
Lapse Rates [4]	1%	40%	Decrease [8]
Reset Elections [5]	20%	45%	Increase
Equity Volatility [6]	17%	30%	Increase
Credit standing adjustment [7]	0.04%	0.28%	Decrease

[1]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.
[2]	Range represents assumed cumulative percentages of policyholders taking withdrawals.
[3]	Range represents assumed cumulative annual amount withdrawn by policyholders.
[4]	Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.
[5]	Range represents assumed percentages of policyholders that would elect to reset their guaranteed benefit base.
[6]	Range represents implied market volatilities for equity indices based on multiple pricing sources.
[7]	Range represents Company credit spreads, adjusted for market recoverability.
[8]	The impact may be an increase for some contracts, particularly those with out of the money guarantees.

Separate Account Assets

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. For limited partnerships in which fair value represents the separate account’s share of the NAV, 49% and 51% were subject to significant liquidation restrictions as of December 31, 2019 (Successor Company) and December 31, 2018 (Successor Company), respectively. Total limited partnerships that do not allow any form of redemption were 0% as of December 31, 2019 and 2018 (Successor Company), respectively. Separate account assets classified as Level 3 primarily include long-dated bank loans, subprime RMBS and commercial mortgage loans.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs

The Company uses derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated asset or liability. Therefore, the realized and unrealized gains and losses on derivatives reported in the Level 3 roll-forward may be offset by realized and unrealized gains and losses of the associated assets and liabilities in other line items of the financial statements.

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2019 (Successor Company), for which the Company had used significant unobservable inputs (Level 3):

Fair Value Roll-forwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of January 1, 2019	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of December 31, 2019
Assets
Fixed maturities, AFS
ABS	$2	$—	$—	$13	$—	$—	$—	$(2)	$13
CLOs	77	—	—	155	(91)	(5)	—	(78)	58
CMBS	41	—	2	53	(1)	—	—	(58)	37
Corporate	327	(3)	16	41	(15)	(106)	138	(11)	387
RMBS	443	—	1	—	(75)	(106)	—	(17)	247
Total fixed maturities, AFS	890	(3)	19	262	(182)	(216)	138	(166)	742
Equity securities, at fair value	46	(4)	—	2	(1)	(10)	—	—	33
Freestanding derivatives
Equity	—	(1)	—	1	—	—	—	—	—
GMWB hedging instruments	45	(35)	—	—	28	—	—	—	38
Total freestanding derivatives [5]	45	(36)	—	1	28	—	—	—	38
Reinsurance recoverable for GMWB	40	(34)	—	—	11	—	—	—	17
Separate accounts	40	—	—	82	—	(14)	12	(97)	23
Short-term investments	—	—	—	6	—	—	—	—	6
Total assets	$1,061	$(77)	$19	$353	$(144)	$(240)	$150	$(263)	$859
(Liabilities)
Freestanding derivatives
Interest rate	(27)	(6)	—	—	31	—	—	—	(2)
Macro hedge program	247	(359)	—	(1)	—	—	—	—	(113)
Total freestanding derivatives [5]	220	(365)	—	(1)	31	—	—	—	(115)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	(80)	134	—	—	(49)	—	—	—	5
Total other policyholder funds andbenefits payable	(80)	134	—	—	(49)	—	—	—	5
Total liabilities	$140	$(231)	$—	$(1)	$(18)	$—	$—	$—	$(110)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the period of June 1, 2018 to December 31, 2018 (Successor Company), for which the Company had used significant unobservable inputs (Level 3):

Fair Value Roll-forwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of June 1, 2018	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of December 31, 2018
Assets
Fixed maturities, AFS
ABS	$12	$—	$—	$20	$(1)	$(4)	$1	$(26)	$2
CLOs	65	—	(1)	142	(3)	(7)	—	(119)	77
CMBS	17	—	—	42	(1)	(1)	—	(16)	41
Corporate	451	(6)	(7)	17	(2)	(33)	6	(99)	327
Municipal	24	—	—	—	—	(12)	—	(12)	—
RMBS	617	—	(1)	38	(71)	(117)	—	(23)	443
Total fixed maturities, AFS	1,186	(6)	(9)	259	(78)	(174)	7	(295)	890
Equity securities, at fair value	42	1	—	4	—	(1)	—	—	46
Freestanding derivatives
Interest rate	(27)	—	—	—	—	—	—	—	(27)
GMWB hedging instruments	17	28	—	—	—	—	—	—	45
Macro hedge program	(5)	156	—	41	55	—	—	—	247
Total freestanding derivatives [5]	(15)	184	—	41	55	—	—	—	265
Reinsurance recoverable for GMWB	22	10	—	—	8	—	—	—	40
Separate accounts	55	—	—	45	—	(7)	6	(59)	40
Total assets	$1,290	$189	$(9)	$349	$(15)	$(182)	$13	$(354)	$1,281
(Liabilities)
Other policyholder funds and benefits payable

Guaranteed withdrawal benefits

(21

)

(25

)

—

—

(34

)

—

—

—

(80

)

Total other policyholder funds and benefits payable

(21

)

(25

)

—

—

(34

)

—

—

—

(80

)

Total liabilities

$

(21

)

$

(25

)

$

—

$

—

$

(34

)

$

—

$

—

$

—

$

(80

)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the period of January 1, 2018 to May 31, 2018 (Predecessor Company), for which the Company had used significant unobservable inputs (Level 3):

Fair Value Roll-forwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of January 1, 2018	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of December 31, 2018
Assets
Fixed maturities, AFS
ABS	$13	$—	$—	$6	$(1)	$—	$1	$(7)	$12
CLOs	73	—	—	5	—	(3)	—	(10)	65
CMBS	26	—	—	7	(1)	(15)	—	—	17
Corporate	443	2	(23)	47	(16)	(46)	64	(20)	451
Municipal	38	—	(1)	—	—	—	—	(13)	24
Foreign govt./govt. agencies	1	—	—	—	(1)	—	—	—	—
RMBS	692	—	(3)	35	(78)	(24)	—	(5)	617
Total fixed maturities, AFS	1,286	2	(27)	100	(97)	(88)	65	(55)	1,185
Equity securities, at fair value	46	10	—	—	—	(14)	—	—	42
Freestanding derivatives
Interest rate	(29)	2	—	—	—	—	—	—	(27)
GMWB hedging instruments	34	(15)	—	—	—	(2)	—	—	17
Macro hedge program	23	(28)	—	—	—	—	—	—	(5)
Total freestanding derivatives [5]	28	(41)	—	—	—	(2)	—	—	(15)
Reinsurance recoverable for GMWB	36	(19)	—	—	5	—	—	—	22
Separate accounts	185	—	—	34	—	(164)	22	(22)	55
Total assets	$1,581	$(48)	$(27)	$134	$(92)	$(268)	$87	$(77)	$1,290
(Liabilities)
Other policyholder funds and benefits payable

Guaranteed withdrawal benefits

(75

)

82

—

—

(28

)

—

—

—

(21

)

Total other policyholder funds and benefits payable

(75

)

82

—

—

(28

)

—

—

—

(21

Total liabilities

$

(75

)

$

82

$

—

$

—

$

(25

)

$

—

$

—

$

—

$

(21

)

[1]   The Company classifies realized and unrealized gains (losses) on GMWB reinsurance derivatives and GMWB embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

[2]   Amounts in these columns are generally reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization.

[3]   All amounts are before income taxes and amortization.

[4]   Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

[5]   Derivative instruments are reported in this table on a net basis for asset (liability) positions and reported on the Consolidated Balance Sheets in other investments and other liabilities.

[6]   Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Changes in Unrealized Gains (Losses) included in Net Income for Financial Instruments Classified as Level 3 Still Held at End of Period [1] [2]

	Successor Company		Predecessor Company
	For the Year
	Ended	June 1, 2018 to	January 1,
	December 31,	December 31,	2018 to May
	2019	2018	31, 2018

Assets
Fixed maturities, AFS
Corporate	$(4)	$(6)	$2
Total fixed maturities, AFS	(4)	(6)	2
Equity securities, at fair value	(2)	—	—
Freestanding derivatives
Equity	(1)	—	—
Interest rate	(6)	1	(5)
GMWB hedging instruments	(35)	28	(17)
Macro hedge program	(359)	252	(26)
Total freestanding derivatives	(401)	281	(48)
Reinsurance recoverable for GMWB	(34)	10	(19)
Total assets	$(441)	$285	$(65)
(Liabilities)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	$134	$(25)	$82
Total other policyholder funds and benefits payable	134	(25)	82
Total liabilities	$134	$(25)	$82

[1]   All amounts presented are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization.

[2]   Amounts presented are for Level 3 only and therefore may not agree to other disclosures included herein.

Changes in Unrealized Gains (Losses) included in OCI for Financial Instruments Classified as Level 3 Still Held at End of Period [1]

Successor Company
For the Year Ended December 31, 2019
Assets
Fixed maturities, AFS
CMBS	1
Corporate	17
RMBS	1
Total fixed maturities, AFS	19
Total assets	$19

[1]   Changes in unrealized gains (losses) on fixed maturities, AFS are reported in changes in net unrealized gain on securities on the Consolidated Statements of Comprehensive Income.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Fair Value Option

The Company has elected the fair value option for certain RMBS that contain embedded credit derivatives with underlying credit. These securities are included within Fixed Maturities, FVO on the Consolidated Balance Sheets and changes in the fair value of these securities are reported in net realized capital gains and losses.

As of December 31, 2019 and 2018 (Successor Company), the fair value of assets and liabilities using the fair value option was $6 and $12, respectively, within the residential real estate sector.

For the year ended December 31, 2019 (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company), there were no realized capital gains (losses) related to the fair value of assets using the fair value option. For the year ended December 31, 2017 (Predecessor Company), the income earned from FVO securities and the changes recorded in net realized capital gains (losses) were $1, related to equity securities.

Financial Assets and Liabilities Not Carried at Fair Value (Successor Company)

	Fair Value Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
		December 31, 2019		December 31, 2018
Assets
Policy loans	Level 3	$1,467	$1,467	$1,441	$1,441
Mortgage loans	Level 3	$2,241	$2,331	$2,100	$2,125
Liabilities
Other policyholder funds and benefits payable [1]	Level 3	$6,049	$5,942	$6,186	$5,888
Assumed investment contracts [2]	Level 3	$1	$1	$185	$185

[1]    Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance. [2]   Included in other liabilities on the Consolidated Balance Sheets.

[2]   Included in other liabilities on the Consolidated Balance Sheets.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3  Investments

Net Investment Income

	Successor Company		Predecessor Company
(Before tax)	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Fixed maturities [1]	$586	$343	$395	$995
Equity securities	6	9	4	9
Mortgage loans	92	49	54	124
Policy loans	84	48	32	79
Limited partnerships and other alternative investments	161	67	41	75
Other investments [2]	19	11	13	54
Investment expenses	(24)	(18)	(19)	(55)
Total net investment income	$924	$509	$520	$1,281

[1]   Includes net investment income on short-term investments.

[2]   Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities.

Net Realized Capital Gains (Losses)

	Successor Company		Predecessor Company
(Before tax)	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Gross gains on sales	$67	$12	$49	$226
Gross losses on sales	(18)	(38)	(112)	(58)
Equity securities [1]	2	(21)	2	—
Net other-than-temporary impairment (“OTTI”) losses recognized in earnings	(4)	(7)	—	(14)
Valuation allowances on mortgage loans	—	(5)	—	2
Results of variable annuity hedge program
GMWB derivatives, net	53	12	12	48
Macro hedge program	(418)	153	(36)	(260)
Total results of variable annuity hedge program	(365)	165	(24)	(212)
Transactional foreign currency revaluation	(4)	9	(6)	(1)
Non-qualifying foreign currency derivatives	(4)	(10)	7	(5)
Other, net [2]	51	37	(23)	2
Net realized capital gains (losses)	$(275)	$142	$(107)	$(60)

[1]    Effective January 1, 2018, with adoption of new accounting standards for equity securities, include all changes in fair value and trading gains and losses for equity securities at fair value.

[2]    Includes gains (losses) on non-qualifying derivatives, excluding foreign currency derivatives, of $54 for the year ended December 31, 2019 (Successor Company), $35 for the period of June 1, 2018 to December 31, 2018 (Successor Company), $(10) for the period of January 1, 2018 to May 31, 2018 (Predecessor Company), and $0 for the year ended December 31, 2017 (Predecessor Company).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Sales of AFS Securities

	Successor Company		Predecessor Company
	For the Year			For the Year
	Ended	June 1, 2018	January 1,	Ended
	December 31,	to December	2018 to May	December 31,
	2019	31, 2018	31, 2018	2017
Fixed maturities, AFS
Sale proceeds	$2,541	$2,523	$3,523	$7,979
Gross gains	67	12	45	211
Gross losses	(16)	(37)	(47)	(56)
Equity securities, AFS
Sale proceeds				$203
Gross gains				13
Gross losses				(1)

Sales of AFS securities in 2019 were primarily a result of duration and liquidity management, as well as tactical changes to the portfolio as a result of changing market conditions.

The net unrealized gain (loss) on equity securities included in net realized capital gains (losses) related to equity securities still held as of December 31, 2019 (Successor Company), was $(2) for the year ended December 31, 2019 (Successor Company), $(14) for the period of June 1, 2018 to December 31, 2018 (Successor Company), and $(3) for the period of January 1, 2018 to May 31, 2018 (Predecessor Company). Prior to January 1, 2018, changes in net unrealized gains (losses) were included in AOCI.

Recognition and Presentation of Other-Than-Temporary Impairments

The Company will record an OTTI for fixed maturities if the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value. A corresponding charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security.

The Company will also record an OTTI for those fixed maturities for which the Company does not expect to recover the entire amortized cost basis. For these securities, the excess of the amortized cost basis over its fair value is separated into the portion representing a credit OTTI, which is recorded in net realized capital losses, and the remaining non-credit amount, which is recorded in OCI. The credit OTTI amount is the excess of its amortized cost basis over the Company’s best estimate of discounted expected future cash flows. The non-credit amount is the excess of the best estimate of the discounted expected future cash flows over the fair value. The Company’s best estimate of discounted expected future cash flows becomes the new cost basis and accretes prospectively into net investment income over the estimated remaining life of the security.

The Company’s best estimate of expected future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions regarding the future performance. The Company’s considerations include, but are not limited to (a) changes in the financial condition of the issuer and the underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments, (c) credit ratings, (d) payment structure of the security and (e) the extent to which the fair value has been less than the amortized cost of the security.

For non-structured securities, assumptions include, but are not limited to, economic and industry-specific trends and fundamentals, security-specific developments, industry earnings multiples and the issuer’s ability to restructure and execute asset sales.

For structured securities, assumptions include, but are not limited to, various performance indicators such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value (“LTV”) ratios, average cumulative collateral loss rates that vary by vintage year, prepayment speeds, and property value declines. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value.

Prior to January 1, 2018, the Company recorded an OTTI for certain equity securities with debt-like characteristics if the Company intended to sell or it was more likely than not that the Company was required to sell the security before a recovery in value as well as for those equity securities for which the Company did not expect to recover the entire amortized cost

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

basis. The Company also recorded an OTTI for equity securities where the decline in the fair value was deemed to be other- than-temporary. For further discussion of these policies, see Recognition and Presentation of Other-Than-Temporary Impairments within Note 3 - Investments of Notes to Consolidated Financial Statements included in the Company’s 2017 Form 10-K Annual Report (Predecessor Company).

Impairments in Earnings by Type
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Intent-to-sell impairments	$—	$1	$—	$—
Credit impairments	4	6	—	$14
Impairments on equity securities	—	—	—	—
Total impairments	$4	$7	$—	$14

Cumulative Credit Impairments
	Successor Company		Predecessor Company
(Before tax)	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Balance as of beginning of period	$(6)	$—	$(88)	$(170)
Additions for credit impairments recognized on [1]:
Securities not previously impaired	$(4)	(6)	—	(1)
Securities previously impaired	—	—	—	(13)
Reductions for credit impairments previously recognized on:
Securities that matured or were sold during the period	$6	—	17	82
Securities due to an increase in expected cash flows	—	—	1	14
Balance as of end of period	$(4)	$(6)	$(70)	$(88)

[1]    These additions are included in the net OTTI losses recognized in earnings on the Consolidated Statements of Operations.

Available-for-Sale Securities

AFS Securities by Type
	Successor Company
	December 31, 2019					December 31, 2018
	Cost or Amortized Cost [1]	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non- Credit OTTI [2]	Cost or Amortized Cost [1]	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non- Credit OTTI [2]
ABS	$291	$4	$—	$295	$—	$514	$2	$—	$516	$—
CLOs	1,150	6	(6)	1,150	—	971	5	(13)	963	—
CMBS	1,331	65	(3)	1,391	—	1,409	8	(7)	1,407	—
Corporate	7,403	696	(7)	8,121	—	7,860	19	(236)	7,678	(1)
Foreign govt./govt. agencies	382	30	(1)	409	—	383	3	(6)	377	—
Municipal	705	56	—	761	—	738	5	(10)	734	—
RMBS	853	16	(1)	868	—	1,034	3	(4)	1,033	—
U.S. Treasuries	905	88	—	993	—	1,126	8	(3)	1,131	—
Total fixed maturities, AFS	$13,020	$961	$(18)	$13,988	$—	$14,035	$53	$(279)	$13,839	$(1)

[1]    The cost or amortized cost of assets that support modified coinsurance reinsurance contracts were not adjusted as part of the application of pushdown accounting. As a result, gross unrealized gains (losses) only include subsequent changes in value recorded in AOCI beginning June 1, 2018. Prior changes in value have been recorded in additional paid-in capital.

[2]    Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2019 and 2018 (Successor Company).

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Fixed maturities, AFS, by Contractual Maturity Year
	Successor Company
	December 31, 2019		December 31, 2018
Contractual Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
One year or less	$295	$300	$481	$479
Over one year through five years	1,260	1,297	1,508	1,501
Over five years through ten years	1,824	1,951	1,807	1,783
Over ten years	6,016	6,736	6,311	6,157
Subtotal	9,395	10,284	10,107	9,920
Mortgage-backed and asset-backed securities	3,625	3,704	3,928	3,919
Total fixed maturities, AFS	$13,020	$13,988	$14,035	$13,839

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment speeds (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company had no investment exposure to any credit concentration risk of a single issuer greater than 10% of the Company’s stockholder’s equity, other than the U.S. government and certain U.S. government agencies as of December 31, 2019 or 2018 (Successor Company). As of December 31, 2019 (Successor Company), other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were the IBM Corporation, Walt Disney Company, and the Microsoft Corporation, which each comprised less than 1% of total invested assets. As of December 31, 2018 (Successor Company), other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were CVS Health Corporation, Microsoft Corporation, and HSBC Holdings PLC, which each comprised less than 1% of total invested assets.

The Company’s three largest exposures by sector as of December 31, 2019 (Successor Company), were utilities, CMBS, and financial services which comprised approximately 7%, 7% and 7%, respectively, of total invested assets. The Company’s three largest exposures by sector as of December 31, 2018 (Successor Company) were utilities, financial services, and CMBS which comprised approximately 8%, 7%, and 7%, respectively, of total invested assets.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Unrealized Losses on AFS Securities

Unrealized Loss Aging for AFS Securities by Type and Length of Time as of December 31, 2019
	Successor Company
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost [1]	Fair Value	Unrealized Losses	Amortized Cost [1]	Fair Value	Unrealized Losses	Amortized Cost [1]	Fair Value	Unrealized Losses
ABS	$51	$51	$—	$14	$14	$—	$65	$65	$—
CLOs	189	188	(1)	647	642	(5)	836	830	(6)
CMBS	95	93	(2)	10	9	(1)	105	102	(3)
Corporate	147	144	(3)	180	176	(4)	327	320	(7)
Foreign govt./govt. agencies	5	5	—	31	30	(1)	36	35	(1)
Municipal	51	51	—	—	—	—	51	51	—
RMBS	80	80	—	88	87	(1)	168	167	(1)
U.S. Treasuries	13	13	—	—	—	—	13	13	—
Total fixed maturities, AFS in an unrealized loss position	$631	$625	$(6)	$970	$958	$(12)	$1,601	$1,583	$(18)

Unrealized Loss Aging for AFS Securities by Type and Length of Time as of December 31, 2018
	Successor Company
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost [1]	Fair Value	Unrealized Losses	Amortized Cost [1]	Fair Value	Unrealized Losses	Amortized Cost [1]	Fair Value	Unrealized Losses
ABS	$179	$179	$—	$—	$—	$—	$179	$179	$—
CLOs	887	874	(13)	—	—	—	887	874	(13)
CMBS	762	754	(7)	—	—	—	762	754	(7)
Corporate	6,748	6,549	(236)	—	—	—	6,748	6,549	(236)
Foreign govt./govt. agencies	218	212	(6)	—	—	—	218	212	(6)
Municipal	490	480	(10)	—	—	—	490	480	(10)
RMBS	727	723	(4)	—	—	—	727	723	(4)
U.S. Treasuries	619	616	(3)	—	—	—	619	616	(3)
Total fixed maturities, AFS in an unrealized loss position	$10,630	$10,387	$(279)	$—	$—	$—	$10,630	$10,387	$(279)

[1]    The cost or amortized cost of assets that support modified coinsurance reinsurance contracts were not adjusted as part of the application of pushdown accounting. As a result, gross unrealized gains (losses) only include subsequent changes in value recorded in AOCI beginning June 1, 2018. Prior changes in value have been recorded in additional paid-in capital.

As of December 31, 2019 (Successor Company), AFS securities in an unrealized loss position consisted of 356 securities, primarily in the corporate and CLO sectors, which were depressed primarily due widening of credit spreads since the securities were purchased. As of December 31, 2019 (Successor Company), 98% of these securities were depressed less than 20% of cost or amortized cost. The decrease in unrealized losses during 2019 was primarily attributable to lower interest rates and tighter credit spreads. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined in the preceding discussion.

Mortgage Loans

Mortgage Loan Valuation Allowances

Mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. The Company reviews mortgage loans on a quarterly basis to identify potential credit losses. Among other

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

factors, management reviews current and projected macroeconomic trends, such as unemployment rates, and property- specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios (“DSCR”). In addition,  the Company considers historical, current and projected delinquency rates and property values. Estimates of collectibility require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, cash flow projections may change based upon new information about the borrower’s ability to pay and/or the value of underlying collateral such as changes in projected property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and estimated value. The mortgage loan’s estimated value is most frequently the Company’s share of the fair value of the collateral but may also be the Company’s share of either (a) the present value of the expected future cash flows discounted at the loan’s effective interest rate or (b) the loan’s observable market price. A valuation allowance may be recorded for an individual loan or for a group of loans that have an LTV ratio of 90% or greater, a low DSCR or have other lower credit quality characteristics. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the borrowers continue to make payments under the original or restructured loan terms. The Company stops accruing interest income on loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement. The Company resumes accruing interest income when it determines that sufficient collateral exists to satisfy the full amount of the loan principal and interest payments and when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

As of December 31, 2019 (Successor Company), commercial mortgage loans had an amortized cost and carrying value of $2.2 billion, with no valuation allowance. As of December 31, 2018 (Successor Company), commercial mortgage loans had an amortized cost and carrying value of $2.1 billion, with a valuation allowance of $(5). Amortized cost represents carrying value prior to valuation allowances, if any.

As of December 31, 2019 (Successor Company) there were no mortgage loans that had a valuation allowance. As of December 31, 2018 (Successor Company), the carrying value of mortgage loans that had a valuation allowance was $23. There were no mortgage loans held-for-sale as of December 31, 2019 or December 31, 2018 (Successor Company). As of December 31, 2019 (Successor Company), the Company had no mortgage loans that have had extensions or restructurings other than what is allowable under the original terms of the contract.

Valuation Allowance Activity
	Successor Company		Predecessor Company
	For the Year	June 1, 2018		For the Year
	Ended	to	January 1,	Ended
	December	December	2018 to May	December
	31, 2019	31, 2018	1, 2018	31, 2017
Balance as of January 1	$(5)	$—	$—	$(19)
Reversals/(Additions)	—	(6)	—	(1)
Deductions	5	1	—	20
Balance as of December 31	$—	$(5)	$—	$—

The weighted-average LTV ratio of the Company’s commercial mortgage loan portfolio was 51% as of December 31, 2019 (Successor Company), while the weighted-average LTV ratio at origination of these loans was 62%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan collateral values are updated no less than annually through reviews of the underlying properties. Factors considered in estimating property values include, among other things, actual and expected property cash flows, geographic market data and the ratio of the property’s net operating income to its value. DSCR compares a property’s net operating income to the borrower’s principal and interest payments. As of December 31, 2019 and 2018 (Successor Company), the Company held no delinquent commercial mortgages loan past due by 90 days or more.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Commercial Mortgage Loans Credit Quality
	Successor Company
	December 31, 2019		December 31, 2018
		Avg. Debt-Service		Avg. Debt-Service
Loan-to-value	Carrying Value	Coverage Ratio	Carrying Value	Coverage Ratio
65% - 80%	269	1.74x	340	1.78x
Less than 65%	1,972	2.44x	1,760	2.48x
Total mortgage loans	$2,241	2.36x	$2,100	2.36x

Mortgage Loans by Region
	Successor Company
	December 31, 2019		December 31, 2018
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
East North Central	$67	3.0%	$56	2.7%
East South Central	19	0.9%	19	0.9%
Middle Atlantic	204	9.1%	131	6.2%
Mountain	75	3.3%	51	2.4%
New England	85	3.8%	79	3.7%
Pacific	646	28.8%	684	32.6%
South Atlantic	510	22.8%	457	21.8%
West South Central	209	9.3%	226	10.8%
Other [1]	426	19.0%	397	18.9%
Total mortgage loans	$2,241	100%	$2,100	100%

[1]   Primarily represents loans collateralized by multiple properties in various regions.

Mortgage Loans by Property Type
	Successor Company
	December 31, 2019		December 31, 2018
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
Commercial
Industrial	$603	26.9%	$580	27.6%
Lodging	24	1.1%	24	1.1%
Multifamily	576	25.7%	518	24.7%
Office	471	21.0%	478	22.8%
Retail	398	17.8%	286	13.6%
Single Family	120	5.3%	86	4.1%
Other	49	2.2%	128	6.1%
Total mortgage loans	$2,241	100%	$2,100	100%

Variable Interest Entities

The Company is engaged with various special purpose entities and other entities that are deemed to be variable interest entities (“VIEs”) primarily as an investor through normal investment activities.

A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest, such   as simple majority kick-out rights, or lacks sufficient funds to finance its own activities without financial support provided by other entities. The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company’s assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE on the Company’s Consolidated Financial Statements. As of December 31, 2019 and 2018 (Successor Company), the Company did not hold any VIEs for which it was the primary beneficiary.

Non-Consolidated VIEs

The Company, through normal investment activities, makes passive investments in limited partnerships and other alternative investments. For these non-consolidated VIEs, the Company has determined it is not the primary beneficiary as it has no ability to direct activities that could significantly affect the economic performance of the investments. The Company’s maximum exposure to loss as of December 31, 2019 and 2018 (Successor Company) is limited to the total carrying value of $914 and $849, respectively, which are included in limited partnerships and other alternative investments on the Company’s Consolidated Balance Sheets. As of December 31, 2019 and 2018 (Successor Company), the Company had outstanding commitments totaling $474 and $474, respectively, whereby the Company is committed to fund these investments and may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. These investments are generally of a passive nature in that the Company does not take an active role in management.

In addition, the Company also makes passive investments in structured securities issued by VIEs for which the Company is not the manager. These investments are included in ABS, CLOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, on the Company’s Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits and the Company’s inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company’s maximum exposure to loss on these investments is limited to the amount of the Company’s investment.

Securities Lending, Repurchase Agreements and Other Collateral Transactions

The Company enters into securities financing transactions as a way to earn additional income or manage liquidity, primarily through securities lending and repurchase agreements.

Securities Lending

Under a securities lending program, the Company lends certain fixed maturities within the corporate, foreign government/ government agencies, and municipal sectors as well as equity securities to qualifying third-party borrowers in return for collateral in the form of cash or securities. For domestic and non-domestic loaned securities, respectively, borrowers provide collateral of 102% and 105% of the fair value of the securities lent at the time of the loan. Borrowers will return the securities to the Company for cash or securities collateral at maturity dates generally of 90 days or less. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, except in the event of default by the counterparty, and is not reflected on the Company’s Consolidated Balance Sheets. Additional collateral is obtained if the fair value of the collateral falls below 100% of the fair value of the loaned securities. The agreements provide the counterparty the right to sell or re-pledge the securities loaned. If cash, rather than securities, is received as collateral, the cash is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company’s Consolidated Balance Sheets. Income associated with securities lending transactions is reported as a component of net investment income on the Company’s Consolidated Statements of Operations.

Repurchase Agreements

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. These transactions generally have a contractual maturity of ninety days or less. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, the Company’s current positions do not meet the specific conditions for net presentation.

Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company’s Consolidated Balance Sheets. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company’s Consolidated Balance Sheets.

From time to time, the Company enters into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The Company accounts for reverse repurchase agreements as collateralized financing. The receivable for reverse repurchase agreements is included within short-term investments on the Company’s Consolidated Balance Sheets.

Securities Lending and Repurchase Agreements
	Successor Company
	December 31, 2019	December 31, 2018
	Fair Value	Fair Value
Securities Lending Transactions:
Gross amount of associated liability for collateral received [1]	$—	$284
Gross amount of securities on loan	$—	$277

Repurchase agreements:
Gross amount of collateral pledged related to repurchase agreements [2]	$273	$190
Gross amount of recognized liabilities for repurchase agreements	$269	$186
Gross amount of recognized receivables for reverse repurchase agreements [3]	$10	$25

[1]           Cash collateral received is reinvested in fixed maturities, AFS and short term investments which are included on the Consolidated Balance Sheets. Amount includes additional securities collateral received of $0 and $1 which are excluded from the Company’s Consolidated Balance Sheets as of December 31, 2019 and 2018 (Successor Company), respectively.

[2]           Collateral pledged is included within fixed maturities, AFS and short-term investments on the Company’s Consolidated Balance Sheets.

[3]           Collateral received is included within short-term investments on the Company’s Consolidated Balance Sheets.

Other Collateral Transactions

The Company is required by law to deposit securities with government agencies in certain states in which it conducts business. As of December 31, 2019 and 2018 (Successor Company), the fair value of securities on deposit was $24 and $23, respectively.

For disclosure of collateral in support of derivative transactions, refer to the Derivative Collateral Arrangements section of Note 4 - Derivative Instruments.

Equity Method Investments

The majority of the Company’s investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, and private equity and other funds (collectively, “limited partnerships”), are accounted for under the equity method of accounting. The Company recognized total equity method income of $161 for the period ended December 31, 2019, $67 for the period June 1, 2018 to December 31, 2018 (Successor Company), $41 for the period January 1, 2018 to May 31, 2018 (Predecessor Company), and $75 for the period ended December 31, 2017 (Predecessor Company). Equity method income is reported in net investment income. The Company’s maximum exposure to loss as of December 31, 2019 (Successor Company) is limited to the total carrying value of $939. In addition, the Company has outstanding commitments totaling approximately $476, to fund limited partnership and other alternative investments as of December 31, 2019 (Successor Company). The Company’s investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2019, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company’s pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company’s limited partnership investments. This aggregated summarized financial data does not represent the Company’s proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Company invested totaled $140.4 billion and $132.7 billion as of December 31, 2019 and 2018 (Successor Company), respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $25.5 billion and $28.6 billion as of December 31, 2019 and 2018 (Successor Company), respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $405, $653 and $1.8 billion for the years ended December 31, 2019 (Successor Company), 2018 (Successor Company) and 2017 (Predecessor Company), respectively. Aggregate net income excluding net investment income of the limited partnerships in which the Company invested totaled $10.2 billion, $8.9 billion, and $8.1 billion for the years ended December 31, 2019 (Successor Company), 2018 (Successor Company) and 2017 (Predecessor Company), respectively. As of, and for the year ended, December 31, 2019 (Successor Company), the aggregated summarized financial data reflects the latest available financial information.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4.            Derivatives

Derivative Instruments

The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company’s investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or as embedded derivative instruments, such as certain GMWB riders included with certain variable annuity products.

Strategies that Qualify for Hedge Accounting

Some of the Company’s derivatives satisfy hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedging instruments include interest rate swaps and, to a lesser extent, foreign currency swaps where the terms or expected cash flows of the hedged item closely match the terms of the swap. The interest rate swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. As a result of pushdown accounting, derivative instruments that previously qualified for hedge accounting were de-designated and recorded at fair value through adjustments to additional paid in capital at the acquisition date. The hedge strategies by hedge accounting designation include:

Cash Flow Hedges

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily convert interest receipts on floating-rate fixed maturity securities to fixed rates. Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

Non-qualifying Strategies

Derivative relationships that do not qualify for hedge accounting (“non-qualifying strategies”) primarily include the hedge program for the Company’s variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate, foreign currency and equity risk of certain fixed maturities, equities and liabilities do not qualify for hedge accounting.

The non-qualifying strategies include:

Interest Rate Swaps, Swaptions, and Futures

The Company uses interest rate swaps, swaptions, and futures to manage interest rate duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of both December 31, 2019 and 2018 (Successor Company), the notional amount of interest rate swaps in offsetting relationships was $1.3 billion and $1.5 billion, respectively.

Foreign Currency Swaps and Forwards

The Company enters into foreign currency swaps to convert the foreign currency exposures of certain foreign currency- denominated fixed maturity investments to U.S. dollars. The Company also enters into foreign currency forwards to hedge non-U.S. dollar denominated cash.

Fixed Payout Annuity Hedge

The Company previously had obligations for certain yen denominated fixed payout annuities under an assumed reinsurance contract. The Company had in place swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments. The last swap matured on October 31, 2019.

Credit Contracts

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in the value of fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4.            Derivatives (continued)

the referenced security issuers experience a credit event, as defined in the contract. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

Equity Index Swaps and Options

The Company enters into equity index options to hedge the impact of a decline in the equity markets on the investment portfolio.

GMWB Derivatives, net

The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative (“GMWB product derivatives”) that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to GMWB. The reinsurance contracts covering GMWB (“GMWB reinsurance contracts”) are accounted for as free-standing derivatives with a notional amount equal to the GRB reinsured.

The Company utilizes derivatives (“GMWB hedging instruments”) as part of a dynamic hedging program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders. The GMWB hedging instruments hedge changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices.

GMWB Hedging Instruments
	Successor Company
	Notional Amount		Fair Value
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Customized swaps	$3,938	$3,877	$34	$71
Equity swaps, options, and futures	855	776	(2)	(25)
Interest rate swaps and futures	2,189	3,140	41	25
Total	$6,982	$7,793	$73	$71

Macro Hedge Program

The Company utilizes equity swaps, options, and futures as well as interest rate swaps to provide protection against the statutory tail scenario risk to the Company’s statutory surplus arising from higher GMWB and guaranteed minimum death benefits (“GMDB”) claims as well as lower variable annuity fee revenue. These derivatives cover some of the residual risks not otherwise covered by the dynamic hedging program.

Modified Coinsurance Reinsurance Contracts

As of December 31, 2019 and 2018 (Successor Company), the Company had approximately $819 and $798, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business, which was structured as a reinsurance transaction. The assets are primarily held in a trust established by the Company. The Company pays or receives cash quarterly to settle the operating results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value of investments subject to interest rate and credit risk. The notional amount of the embedded derivative reinsurance contracts are the invested assets which are carried at fair value and support the reinsured reserves.

Derivative Balance Sheet Classification

For reporting purposes, the Company has elected to offset within assets or liabilities based upon the net of the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset. The following fair value amounts do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company’s separate accounts, where the associated gains and losses accrue directly to policyholders are not included in the table below. The Company’s derivative instruments are held for risk management purposes, unless otherwise noted in

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIE

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4.            Derivatives (continued)

the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company’s derivative activity. Notional amounts are not necessarily reflective of credit risk. The following tables exclude investments that contain an embedded credit derivative    for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section of Note 2

- Fair Value Measurements in Notes to Consolidated Financial Statements.

Successor Company
	Net Derivatives				Asset Derivatives		Liability Derivatives
	Notional Amount		Fair Value		Fair Value		Fair Value
	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,
Hedge Designation/ Derivative Type	2019	2018	2019	2018	2019	2018	2019	2018
Cash flow hedges
Foreign currency swaps	$10	$—	$—	$—	$—	$—	$—	$—
Total cash flow hedges	10	—	—	—	—	—	—	—
Non-qualifying strategies
Interest rate contracts
Interest rate swaps and futures	3,082	3,152	(39)	(101)	11	38	(50)	(139)
Foreign exchange contracts
Foreign currency swaps and forwards	225	225	(7)	(9)	9	7	(16)	(16)
Fixed payout annuity hedge	—	270	—	(82)	—	—	—	(82)
Credit contracts
Credit derivatives that purchase credit protection	40	45	(1)	(1)	—	—	(1)	(1)
Credit derivatives that assume credit risk [1]	—	372	—	3	—	3	—	—
Credit derivatives in offsetting positions	—	43	—	—	—	5	—	(5)
Equity contracts
Equity index swaps and options	2,000	—	—	—	—	—	—	—
Variable annuity hedge program
GMWB product derivatives [2]	8,717	9,957	5	(80)	23	—	(18)	(80)
GMWB reinsurance contracts	1,869	2,115	17	40	17	40	—	—
GMWB hedging instruments	6,982	7,793	73	71	89	114	(16)	(43)
Macro hedge program	19,879	10,765	(114)	247	98	288	(212)	(41)
Other
Modified coinsurance reinsurance contracts	819	798	(43)	12	—	12	(43)	—
Total non-qualifying strategies	43,613	35,535	(109)	100	247	507	(356)	(407)
Total cash flow hedges and non-qualifying strategies	$43,623	$35,535	$(109)	$100	$247	$507	$(356)	$(407)
Balance Sheet Location
Fixed maturities, available-for-sale	$43	$41	$—	$—	$—	$—	$—	$—
Other investments	5,779	11,000	72	212	83	248	(11)	(36)
Other liabilities	26,396	11,623	(160)	(84)	124	207	(284)	(291)
Reinsurance recoverables	2,688	2,914	(26)	52	17	52	(43)	—
Other policyholder funds and benefits payable	8,717	9,957	5	(80)	23	—	(18)	(80)
Total derivatives	$43,623	$35,535	$(109)	$100	$247	$507	$(356)	$(407)

[1]           The derivative instruments related to this strategy are held for other investment purposes.

[2]           These derivatives are embedded within liabilities and are not held for risk management purposes.

Offsetting of Derivative Assets/Liabilities

The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset on the Company’s Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described in the preceding discussion. Also included in the tables are financial

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

collateral receivables and payables, which are contractually permitted to be offset upon an event of default, although are disallowed for offsetting under U.S. GAAP.

Offsetting Derivative Assets and Liabilities (Successor Company)
	(i)	(ii)	(iii) = (i) - (ii)			(v) = (iii) - (iv)
					Collateral Disallowed
					for Offset on the
			Net Amounts Presented on the		Statement of Financial
			Statement of Financial Position		Position

	Gross Amounts of	Gross Amounts Offset on the		Accrued Interest and Cash
	Recognized	Statement of	Derivative	Collateral
	Assets	Financial	Assets [1]	(Received) [3]	Financial Collateral
	(Liabilities)	Position	(Liabilities) [2]	Pledged [2]	(Received) Pledged [4]	Net Amount
As of December 31, 2019
Other investments	$207	$187	$72	$(52)	$8	$12
Other liabilities	(295)	(91)	(160)	(44)	(204)	—
As of December 31, 2018
Other investments	$455	$352	$212	$(109)	$65	$38
Other liabilities	(327)	(147)	(84)	(96)	(178)	(2)

[1]           Included in other invested assets on the Company’s Consolidated Balance Sheets.

[2]           Included in other liabilities on the Company’s Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.

[3]         Included in other investments on the Company’s Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.

[4]           Excludes collateral associated with exchange-traded derivative instruments.

Cash Flow Hedges

For derivative instruments that are designated and qualify as cash flow hedges, the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

Derivatives in Cash Flow Hedging Relationships
	Gain (Loss) Recognized in OCI
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Interest rate swaps	$—	$—	$(17)	$(13)
Foreign currency swaps	—	—	—	4
Total	$—	$—	$(17)	$(9)

Derivatives in Cash Flow Hedging Relationships (Successor Company)
Gain or (Loss) Reclassified from AOCI into Income
	For the Year Ended December 31, 2019		June 1, 2018 to December 31, 2018
	Net Capital Gain/(Loss)	Net Investment Income	Net Capital Gain/(Loss)	Net Investment Income
Interest rate swaps	—	—	—	—
Foreign currency swaps	—	—	—	—
Total	$—	$—	$—	$—

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

Derivatives in Cash Flow Hedging Relationships (Predecessor Company)
	Gain or (Loss) Reclassified from AOCI into Income
	January 1, 2018 to May 31, 2018		For the Year Ended December 31, 2017
	Net Capital Gain/(Loss)	Net Investment Income	Net Capital Gain/(Loss)	Net Investment Income
Interest rate swaps	—	8	(8)	26
Foreign currency swaps	(2)	—	11	—
Total	$(2)	$8	$10	$26
Total Amounts Presented on the ConsolidatedStatement of Operations	$(107)	$520	$(60)	$1,281

For all periods presented, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

Non-qualifying Strategies

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses).

Non-qualifying Strategies
Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	Successor Company		Predecessor Company
	For the Year	June 1,		For the Year
	Ended	2018 to	January 1,	Ended
	December	December	2018 to May	December
	31, 2019	31, 2018	31, 2018	31, 2017
Variable annuity hedge program
GMWB product derivatives	$134	$(25)	$82	$231
GMWB reinsurance contracts	(13)	1	(25)	(49)
GMWB hedging instruments	(68)	36	(45)	(134)
Macro hedge program	(418)	153	(36)	(260)
Total variable annuity hedge program	(365)	165	(24)	(212)
Foreign exchange contracts
Foreign currency swaps and forwards	—	2	(3)	(9)
Fixed payout annuity hedge	(4)	(15)	10	4
Total foreign exchange contracts	(4)	(13)	7	(5)
Other non-qualifying derivatives
Interest rate contracts
Interest rate swaps, swaptions, and futures	103	23	(40)	4
Credit contracts
Credit derivatives that purchase credit protection	—	—	1	(12)
Credit derivatives that assume credit risk	7	(1)	(3)	18
Equity contracts
Equity index swaps and options	(1)	—	—	3
Other
Modified coinsurance reinsurance contracts	(55)	13	32	(13)
Total other non-qualifying derivatives	54	35	(10)	—
Total [1]	$(315)	$187	$(27)	$(217)

[1]           Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements of Notes to the Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that are permissible under the Company’s investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings. As of December 31, 2019 (Successor Company), the Company did not hold any credit derivatives that assume credit risk.

As of December 31, 2018 (Successor Company)
				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative Type by Derivative Risk Exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$80	$1	4 years	Corporate Credit/Foreign Gov.	A	$—	$—
Basket credit default swaps [4]
Investment grade risk exposure	202	1	5 years	Corporate Credit	BBB+	—	—
Below investment grade risk exposure	80	2	5 years	Corporate Credit	B+	—	—
Investment grade risk exposure	12	(1)	5 years	CMBS Credit	A-	2	—
Below investment grade risk exposure	19	(5)	Less than 1 Year	CMBS Credit	B-	19	5
Total [5]	$393	$(2)				$21	$5

[1]           The average credit ratings are based on availability and are generally the midpoint of the available ratings among Moody’s, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

[2]           Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]           The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

[4]           Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

[5]           Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements of Notes to the Consolidated Financial Statements.

Derivative Collateral Arrangements

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2019 and 2018 (Successor Company), the Company pledged cash collateral with a fair value of $10 and $2, respectively, associated with derivative instruments. The collateral receivable has been recorded in other assets or other liabilities on the Company’s Consolidated Balance Sheets, as determined by the Company’s election to offset on the balance sheet. As of December 31, 2019 and 2018 (Successor Company), the Company also pledged securities collateral associated with derivative instruments with a fair value of $214 and $191, respectively, which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties generally have the right to sell or re-pledge these securities. In addition, as of December 31, 2019 and 2018 (Successor Company), the Company has pledged initial margin of securities related to OTC-cleared and exchange traded derivatives with a fair value of $165 and $85, respectively.

As of December 31, 2019 and 2018 (Successor Company), the Company accepted cash collateral associated with derivative instruments of $188 and $402, respectively, which was invested and recorded on the Consolidated Balance

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other investments or other liabilities as determined by the Company’s election to offset on the balance sheet. The Company also accepted securities collateral as of December 31, 2019 and 2018 (Successor Company) with a fair value of $9 and $76, respectively, all of which the Company has the right to sell or repledge. As of December 31, 2019 (Successor Company), the Company has not repledged securities and did not sell any securities. The non-cash collateral accepted was held in separate custodial accounts and was not included on the Company’s Consolidated Balance Sheets.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

5. Reinsurance

The Company cedes insurance to unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly monitors the financial condition and ratings of its reinsurers and structures agreements to provide collateral funds where necessary.

Reinsurance Recoverables

Reinsurance recoverables include balances due from reinsurance companies and are presented net of an allowance for uncollectible reinsurance. Reinsurance recoverables include an estimate of the amount of policyholder benefits that may be ceded under the terms of the reinsurance agreements. Amounts recoverable from reinsurers are estimated in a manner consistent with assumptions used for the underlying policy benefits. Accordingly, the Company’s estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for future policy benefits.

Reinsurance Recoverables
	Successor Company
	As of December	As of December
	31, 2019	31, 2018
Reserve for future policy benefits and other policyholder funds and benefits payable
Sold businesses (MassMutual and Prudential)	$19,534	$19,354
Commonwealth	8,147	8,969
Other reinsurers	1,143	1,241
Gross reinsurance recoverables	$28,824	$29,564

As of December 31, 2019 (Successor Company), the Company has reinsurance recoverables from Commonwealth, Massachusetts Mutual Life Insurance Company (“MassMutual”) and Prudential Financial, Inc. (“Prudential”) of approximately $8.1 billion, $8.0 billion and $11.5 billion, respectively. As of December 31, 2018 (Successor Company), the Company had reinsurance recoverables from Commonwealth, MassMutual and Prudential of $9.0 billion, $8.1 billion and $11.3 billion, respectively. The Company’s obligations to its direct policyholders that have been reinsured to Commonwealth, MassMutual and Prudential are primarily secured by invested assets held in trust.

No allowance for uncollectible reinsurance is required as of December 31, 2019 (Successor Company) and December 31, 2018 (Successor Company). The allowance for uncollectible reinsurance reflects management’s best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers’ unwillingness or inability to pay. The Company analyzes the overall credit quality of the Company’s reinsurers. Based on this analysis, the Company may adjust the allowance for uncollectible reinsurance or charge off reinsurer balances that are determined to be uncollectible. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts and funds held accounts. Although management has determined that no allowance is required at this time, the Company closely monitors the financial condition, ratings and current market information of all its counterparty reinsurers.

Insurance Revenues

	Successor Company		Predecessor Company
	For the Year			For the Year
	Ended	June 1, 2018 to	January 1,	Ended
	December 31,	December 31,	2018 to May	December 31,
	2019	2018	31, 2018	2017
Gross earned premiums, fee income and other	$2,375	$1,439	$1,059	$2,434
Reinsurance assumed	115	66	48	116
Reinsurance ceded	(1,627)	(972)	(684)	(1,539)
Net earned premiums, fee income and other	$863	$533	$423	$1,011

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $1.4 billion for the years ended December 31, 2019 (Successor Company), $731 for the period of June 1, 2018 to December 31, 2018 (Successor Company), $546 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and $1.2 billion for the year ended December 31, 2017 (Predecessor Company), respectively. In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

6. Deferred Policy Acquisition Costs and Value of Business Acquired

Changes in the DAC Balance [1]

	Successor Company		Predecessor Company
	For the Year			For the Year
	Ended	June 1, 2018	January 1,	Ended
	December 31,	to December	2018 to May	December 31,
	2019	31, 2018	31, 2018	2017
Balance, beginning of period	$—	$—	$405	$463
Deferred costs	—	—	1	2
Amortization — DAC	—	—	(13)	(51)
Amortization — Unlock benefit (charge), pre-tax	—	—	(3)	3
Adjustments to unrealized gains and losses on securities AFS and other	—	—	31	(12)
Balance, end of period	$—	$—	$421	$405

[1]           Effective with the application of pushdown accounting on May 31, 2018, the Company eliminated its DAC balance through a pushdown accounting adjustment. Please see Note 1, Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements for further discussion of pushdown accounting.

Changes in the VOBA Balance [1]

	Successor Company		Predecessor Company
	For the Year			For the Year
	Ended	June 1, 2018	January 1,	Ended
	December 31,	to December	2018 to May	December 31,
	2019	31, 2018	31, 2018	2017
Balance, beginning of period	$716	$805	$—	$—
Amortization — VOBA [2]	25	(80)	—	—
Amortization — Unlock benefit (charge), pre-tax	—	(19)	—	—
Adjustments to unrealized gains and losses on securities AFS and other	(45)	10	—	—
Balance, end of period	$696	$716	$—	$—

[1]   Effective with the application of pushdown accounting on May 31, 2018, the Company established its VOBA balance through a pushdown accounting adjustment. Please see Note 1, Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements for further discussion of pushdown accounting.

[2]  Macro hedge losses more than offset actual gross profits (“AGPs”), generating negative amortization.

Expected Amortization of VOBA
Successor Company
Years	Expected Amortization
2020	$42
2021	$52
2022	$45
2023	$41
2024	$37

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

7. Reserves for Future Policy Benefits and Separate Account Liabilities

Changes in Reserves for Future Policy Benefits Successor Company
Successor Company
	Universal Life-Type Contracts
	GMDB/GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [2]	Total Future Policy Benefits
Liability balance as of January 1, 2019	$462	$3,276	$14,585	$18,323
Incurred [3]	78	419	566	1,063
Paid	(90)	(4)	(827)	(921)
Liability balance as of December 31, 2019	$450	$3,691	$14,324	$18,465
Reinsurance recoverable asset as of January 1, 2019	$284	$3,276	$4,972	$8,532
Incurred [3]	57	419	163	639
Paid	(72)	(4)	(292)	(368)
Reinsurance recoverable asset as of December 31, 2019	$269	$3,691	$4,843	$8,803

Successor Company
	Universal Life-Type Contracts
	GMDB/GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [2]	Total Future Policy Benefits
Liability balance as of June 1, 2018 [4]	$471	$3,057	$14,529	$18,057
Incurred [3]	48	250	566	864
Paid	(57)	(31)	(510)	(598)
Liability balance as of December 31, 2018	$462	$3,276	$14,585	$18,323
Reinsurance recoverable asset as of June 1, 2018 [4]	$294	$3,057	$1,964	$5,315
Incurred [3]	36	250	3,192	3,478
Paid	(46)	(31)	(184)	(261)
Reinsurance recoverable asset as of December 31, 2018	$284	$3,276	$4,972	$8,532

Predecessor Company
	Universal Life-Type Contracts
	GMDB/GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [2]	Total Future Policy Benefits
Liability balance as of January 1, 2018	$873	$2,940	$10,669	$14,482
Incurred [3]	56	117	229	402
Paid	(45)	—	(326)	(371)
Change in unrealized investment gains and losses	—	—	(205)	(205)
Liability balance as of May 31, 2018	$884	$3,057	$10,367	$14,308
Reinsurance recoverable asset, as of January 1, 2018	$464	$2,940	$1,742	$5,146
Incurred [3]	36	117	(25)	128
Paid	(37)	—	(24)	(61)
Reinsurance recoverable asset, as of May 31, 2018	$463	$3,057	$1,693	$5,213

[1]           These liability balances include all GMDB benefits, plus the life-contingent portion of GMWB benefits in excess of the return of the GRB. GMWB benefits up to the GRB are embedded derivatives held at fair value and are excluded from these balances.

[2]           Represents life-contingent reserves for which the company is subject to insurance and investment risk.

[3]           Includes the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves.

[4]           For additional information regarding the June 1, 2018 valuations and a discussion of pushdown accounting, please see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

7. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

Account Value by GMDB/GMWB Type as of December 31, 2019 (Successor Company)
	Account Value (“AV”) [9]	Net amount at Risk (“NAR”) [10]	Retained Net Amount at Risk (“RNAR”) [10]	Weighted Average Attained Age of Annuitant
MAV [1]
MAV only	$12,269	$1,657	$246	73
With 5% rollup [2]	917	91	29	74
With earnings protection benefit rider (“EPB”) [3]	3,109	521	79	73
With 5% rollup & EPB	431	100	23	75
Total MAV	16,726	2,369	377
Asset protection benefit (“APB”) [4]	8,247	56	37	71
Lifetime income benefit (“LIB”) – death benefit [5]	368	3	3	73
Reset [6] (5-7 years)	2,329	7	6	71
Return of premium (“ROP”) /other [7]	5,695	51	49	73
Variable annuity without GMDB [8]	2,252	—	—	70
Subtotal variable annuity [11]	$35,617	$2,486	$472	73
Less: general account value	3,184
Subtotal variable annuity separate account liabilities	32,433
Separate account liabilities - other	72,142
Total separate account liabilities	$104,575

[1]           MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 years (adjusted for withdrawals).

[2]           Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

[3]           EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract’s growth. The contract’s growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

[4]           APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5]           LIB GMDB is the greatest of current AV; net premiums paid; or, for certain contracts, a benefit amount generally based on market performance that ratchets over time.

[6]           Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 years (adjusted for withdrawals).

[7]           ROP GMDB is the greater of current AV and net premiums paid.

[8]           Includes account value for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.

[9]           AV includes the contract holder’s investment in the separate account and the general account.

[10]    NAR is defined as the guaranteed minimum death benefit in excess of the current AV. RNAR represents NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

[11]    Some variable annuity contracts with GMDB also have a life-contingent GMWB that may provide for benefits in excess of the return of the GRB. Such contracts included in this amount have $5.1 billion of total account value and weighted average attained age of 74 years. There is no NAR or retained NAR related to these contracts.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

7. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

Account Balance Breakdown of Variable Separate Account Investments for Contracts with Guarantees
	Successor Company
Asset Type	December 31, 2019	December 31, 2018
Equity securities (including mutual funds)	$31,114	$28,953
Cash and cash equivalents [1]	1,319	1,286
Total [2]	$32,433	$30,239

[1]           Represents an allocation of the portfolio holdings.

[2]           Includes $2.3 billion and $1.8 billion of account value as of December 31, 2019 and 2018 (Successor Company) for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.

As of December 31, 2019 and 2018 (Successor Company), approximately 21% and 20%, respectively, of the equity securities (including mutual funds), in the preceding table were funds invested in fixed income securities and approximately 79% and 80%, respectively, were funds invested in equity securities.

For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

8. Other Intangible Assets

Other Intangible Assets (Successor Company)
As of December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Expected Life
Amortizing intangible assets [1]	$29	$9	$20	5
Total indefinite lived intangible assets [2]	26	—	26	—
Total other intangible assets	$55	$9	$46	5

[1]   Consist of internally developed software

[2]   Consist of state insurance licenses

There have been no additions, renewals or extension since December 31, 2018 (Successor Company).

Expected Pre-tax Amortization Expense (Successor Company)
Years	Expected Future Amortization Expense
2020	$6
2021	$6
2022	$6
2023	$2
2024	$—

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

9. Debt

Collateralized Advances

The Company is a member of the Federal Home Loan Bank of Boston (“FHLBB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. FHLBB membership requires the Company to own member stock and advances require the purchase of activity stock. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The Connecticut Insurance Department (“CTDOI”) will permit the Company to pledge up to approximately $1 billion in qualifying assets to secure FHLBB advances for 2020. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI in order to exceed these limits. As of December 31, 2019, the Company had no advances outstanding under the FHLBB facility.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

10. Income Taxes

The provision (benefit) for income taxes consists of the following:

	Successor Company		Predecessor Company
	For the Year			For the Year
	Ended	June 1, 2018	January 1	Ended
	December 31,	to December	2018 to May	December 31,
Income Tax Expense (Benefit)	2019	31, 2018	31, 2018	2017
Current - U.S. Federal	$(8)	$(15)	$1	$4
Deferred - U.S. Federal	52	74	6	418
Total income tax expense	$44	$59	$7	$422

Deferred tax assets and liabilities on the consolidated balance sheets represent the tax consequences of differences between the financial reporting and tax basis of assets and liabilities.

Components of Deferred Tax Assets (Liabilities)
	Successor Company
	As of December 31,
	2019	2018
Deferred Tax Assets
Tax basis deferred policy acquisition costs	$60	$40
Unearned premium reserve and other underwriting related reserves	4	4
VOBA and reserves	557	538
Net operating loss carryover	166	206
Employee benefits	4	4
Foreign tax credit carryover	13	6
Net unrealized loss on investments	—	48
Deferred reinsurance gain	210	224
Other	15	12
Total deferred tax assets	1,029	1,082
Deferred Tax Liabilities
Investment related items	(150)	(113)
Net unrealized gain on investments	(198)	—
Total deferred tax liabilities	(348)	(113)
Net deferred tax assets	$681	$969

The federal audits for the Company have been completed through 2013 and the Company is not currently under examination for any open years. The statute of limitations is closed through the 2015 tax year with the exception of NOL carryforwards utilized in open tax years. Management believes that adequate provision has been made on the consolidated financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years. For periods ending December 31, 2019 and 2018 (Successor Company), the Company had no reserves for uncertain tax positions. At December 31, 2019 and 2018 (Successor Company), there was no unrecognized tax benefit that if recognized would affect the effective tax rate and that is reasonably possible of significantly increasing or decreasing within the next 12 months.

The Company classifies interest and penalties (if applicable) as income tax expense on the consolidated financial statements. The Company recognized no interest expense for the year ended December 31, 2019 (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and for the year ended December 31, 2017 (Predecessor Company). The Company had no interest payable as of December 31, 2019 and 2018 (Successor Company). The Company does not believe it would be subject to any penalties in any open tax years and, therefore, has not recorded any accrual for penalties.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

10.    Income Taxes (continued)

The application of purchase and pushdown accounting resulted in market value adjustments to the Company’s assets and liabilities, which resulted in a corresponding increase in the Company’s deferred tax asset. For further information, see Note 1- Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.

The Company believes it is more likely than not that all deferred tax assets will be fully realized. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics and business considerations such as asset-liability matching.

Net deferred income taxes include the future tax benefits associated with the net operating loss carryover and foreign tax credit carryover as follows:

Net Operating Loss Carryover

As of December 31, 2019 and 2018 (Successor Company), the net deferred tax asset included the expected tax benefit attributable to net operating losses of $790 and $982, respectively. The totals include U.S. losses that were generated prior to 2017 of $437 and $596, respectively. The losses are subject to limits on the period for which they can be carried forward. If not utilized, these losses will expire from 2027-2030. Utilization of these loss carryovers is dependent upon the generation of sufficient future taxable income. The December 31, 2019 and 2018 (Successor Company) totals include U.S. losses of $353 and $386, respectively, primarily due to the Commonwealth Annuity Reinsurance Agreement. These losses do not expire, but their utilization in any carryforward year is limited to 80% of taxable income in that year.

Given the continued decline of the U.S. fixed and variable annuity business, the exposure to taxable losses is significantly lessened, and given the Company’s expected future earnings, the Company believes sufficient taxable income will be generated in the future to utilize its net operating loss carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company’s estimate of the likely realization may change over time.

Foreign Tax Credit Carryover

As of December 31, 2019 and 2018 (Successor Company), the net deferred tax asset included the expected tax benefit attributable to foreign tax credit carryovers of $13 and $6 respectively.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Tax provision at the U.S. federal statutory rate	$86	$98	$21	$132
Dividends received deduction (“DRD”)	(34)	(37)	(12)	(102)
Foreign related investments	(7)	(4)	(3)	(7)
Tax reform	—	—	(2)	396
Other	(1)	2	3	3
Provision for income taxes	$44	$59	$7	$422

The separate account DRD is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds and the Company’s taxable income before the DRD. The Company evaluates its DRD computations on a quarterly basis.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

11.    Commitments and Contingencies

Contingencies Relating to Corporate Litigation and Regulatory Matters

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its “best estimate,” or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.

Litigation

The Company is involved in claims litigation arising in the ordinary course of business with respect to life and annuity contracts. The Company accounts for such activity through the establishment of reserves for future policy benefits. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s consolidated financial condition, results of operations or cash flows in particular quarterly or annual periods.

Lease Commitments

The rent paid to Hartford Fire Insurance Company (“Hartford Fire”) for operating leases was $2 for the year ended December 31, 2019 (Successor Company), $1 for the period of June 1, 2018 to December 31, 2018 (Successor Company), $1 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and $2 for the year ended December 31, 2017 (Predecessor Company).

Future Minimum Lease Payments (Successor Company)
2020	$2
2021	1
2022	1
2023	1
2024	1
Thereafter	—
Total minimum lease payments	$6

Unfunded Commitments

As of December 31, 2019 (Successor Company), the Company has outstanding commitments totaling $594, of which $476 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during  the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $27 of the outstanding commitments are related to various funding obligations associated with private debt and equity securities. The remaining outstanding commitments of $91 relate to mortgage loans. Of the $594 in total outstanding commitments, $28 are related to mortgage loan commitments which the Company can cancel unconditionally.

Guaranty Fund and Other Insurance-related Assessments

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

11.    Commitments and Contingencies (continued)

Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities on the Consolidated Balance Sheets. As of December 31, 2019 and 2018 (Successor Company) the liability balance was $8. As of December 31, 2019 and 2018 (Successor Company) amounts related to premium tax offsets of $2 and $4, respectively, were included in other assets.

Derivative Commitments

Certain of the Company’s derivative agreements contain provisions that are tied to the financial strength ratings, as set by nationally recognized statistical agencies or risked based capital (“RBC”) tests, of the individual legal entity that entered into the derivative agreement. If the legal entity’s financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances enable the counterparties to terminate the agreements and demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity’s ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2019 (Successor Company) is $211. Of this $211, the legal entities have posted collateral of $216, which is inclusive of initial margin requirements in the normal course of business. In addition, the Company has posted collateral of $22 associated with a customized GMWB derivative. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we post, when required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

12.    Transactions with Related Parties

Parent Company Transactions (Successor Company)

As of December 31, 2019 and 2018, the Company had no direct employees as we are managed by TLI, the Company’s parent, pursuant to an Intercompany Services and Cost Allocation Agreement effective as of June 1, 2018 (the “Management Agreement”) between the Company, TLI and other Company affiliates. Pursuant to the Management Agreement, the parties provide a variety of operating services to each other to conduct their day to day business, including employee compensation and management services. Expenses incurred by TLI in providing these services are reimbursed by the Company based on TLI’s actual cost incurred.

For information related to capital contributions to the parent company, see the Dividends section of Note 13 - Statutory Results of Notes to Consolidated Financial Statements.

Parent Company Transactions (Predecessor Company)

Prior to the sale of the Company, substantially all general insurance expenses related to the Company are initially paid by The Hartford. Expenses were allocated to the Company using specific identification if available, or other applicable methods, that would include a blend of revenue, expense and capital.

Reinsurance Ceded to Affiliates (Predecessor Company)

The Company maintained a reinsurance agreement with Hartford Life and Accident Insurance Company (“HLA”) whereby the Company ceded both group life and group accident and health risk business. Under this agreement, the Company ceded group life premiums of $9 and $27 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and the year ended December 31, 2017 (Predecessor Company), respectively. The Company also ceded accident and health premiums of $25 and $70 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and the year ended December 31, 2017 (Predecessor Company), respectively.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

13.    Statutory Results

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition and value of business acquired costs and limit deferred income taxes, predominately use interest rate and mortality assumptions prescribed by the NAIC for life benefit reserves, generally carry bonds at amortized cost and present reinsurance assets and liabilities net of reinsurance. For reporting purposes, statutory capital and surplus is referred to collectively as “statutory capital”.

Statutory Net Income (Loss)
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Combined statutory net income (loss)	$488	$(126)	$181	$369

Statutory Capital
	Successor Company
	As of December 31,
	2019	2018
Statutory capital [1]	$3,194	$3,713

[1]   The Company relies upon a prescribed practice allowed by Connecticut state laws that allow the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. The benefit from this prescribed practice was approximately $37 and $135 as of December 31, 2019 and 2018 (Successor Company), respectively.

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries that report under U.S. GAAP. The combined statutory net income (loss) above represents the total statutory net income (loss) of the Company, and its other insurance subsidiaries.

Regulatory Capital Requirements

The Company’s U.S. insurance companies’ states of domicile impose risk-based capital (“RBC”) requirements. The requirements provide a means of measuring the minimum amount of statutory capital appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level RBC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences (“Company Action Level”) is two times the ACL RBC. The adequacy of a company’s capital is determined by the ratio of a company’s TAC to its Company Action Level, known as the “RBC ratio”. The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by  the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 300% of their Company Action Levels as of December 31, 2019 (Successor Company) and 2018 (Successor Company). The reporting of RBC ratios is not intended for the purpose of ranking any insurance company, or for use in connection with any marketing, advertising or promotional activities.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

13. Statutory Results (continued)

Dividends

Dividends to the Company from its insurance subsidiaries and dividends from the Company to its parent are restricted by insurance regulation. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer’s policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a domiciled insurer exceeds the insurer’s earned surplus or certain other thresholds as calculated under applicable state insurance law, the dividend requires the prior approval of the domestic regulator. In addition to statutory limitations on paying dividends, the Company also takes other items into consideration when determining dividends from subsidiaries. These considerations include, but are not limited to, expected earnings and capitalization of the subsidiary, regulatory capital requirements and liquidity requirements of the individual operating company. As a condition of the sale, Talcott Resolution Life Insurance Company and its affiliates are required to gain pre- approval from the state insurance commissioner for any dividends, regardless of size, through May 31, 2020.

On September 16, 2019, TL received a $250 dividend from its subsidiary Talcott Resolution Life and Annuity Insurance Company (“TLA”). On the same date, TL subsequently declared and paid a $700 dividend to its parent, Talcott Resolution Life, Inc. (“TLI”).

After September 16, 2020, the Company is permitted to pay up to a maximum of $319 in dividends and the Company’s subsidiaries are permitted to pay up to a maximum of $410 in dividends without prior approval from the state insurance commissioner.

Prior to the close of the Talcott Resolution Sale Transaction, the Hartford Life Insurance Company (Predecessor Company) paid approximately $619 in dividends to its parent and subsequently to The Hartford. TL, formerly known as Hartford Life Insurance Company, contributed $309 and TLA, formerly known as Hartford Life and Annuity Insurance Company, contributed $308 including other intercompany transactions net settled between TL and The Hartford prior to closing.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

14. Changes in and Reclassifications From Accumulated Other Comprehensive Income

Changes in AOCI, Net of Tax for the Year Ended December 31, 2019 (Successor Company)
	Changes in
	Net	Net Gain on	Foreign
	Unrealized	Cash Flow	Currency
	Gain on	Hedging	Translation	AOCI,
	Securities	Instruments	Adjustments	net of tax
Beginning balance	$(173)	$—	$2	$(171)
OCI before reclassifications	927	—	(2)	925
Amounts reclassified from AOCI	(37)	—	—	(37)
OCI, net of tax	890	—	(2)	888
Ending balance	$717	$—	$—	$717

Changes in AOCI, Net of Tax for the Period of June 1, 2018 to December 31, 2018 (Successor Company)
	Changes in
	Net	Net Gain on	Foreign
	Unrealized	Cash Flow	Currency
	Gain on	Hedging	Translation	AOCI,
	Securities	Instruments	Adjustments	net of tax
Beginning balance	$—	$—	$—	$—
OCI before reclassifications	(198)	—	2	(196)
Amounts reclassified from AOCI	25	—	—	25
OCI, net of tax	(173)	—	2	(171)
Ending balance	$(173)	—	$2	$(171)

Changes in AOCI, Net of Tax for the Period of January 1, 2018 to May 31, 2018 (Predecessor Company)
	Changes in
	Net	Net Gain on	Foreign
	Unrealized	Cash Flow	Currency
	Gain on	Hedging	Translation	AOCI,
	Securities	Instruments	Adjustments	net of tax
Beginning balance	$1,022	$4	$(3)	$1,023
Cumulative effect of accounting changes, net of tax [1]	182	—	—	182
Adjusted balance, beginning of period	1,204	4	(3)	1,205
OCI before reclassifications	(432)	(13)	1	(444)
Amounts reclassified from AOCI	2	(5)	—	(3)
OCI, net of tax	(430)	(18)	1	(447)
Ending balance	$774	$(14)	$(2)	$758

[1]           Includes reclassification to retained earnings of $193 of stranded tax effects and $11 of net unrealized gains, after tax, related to equity securities. Refer to Note 1 - Basis of Presentation and Significant Accounting Policies for further information.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

14. Changes in and Reclassifications From Accumulated Other Comprehensive Income (continued)

Changes in AOCI, Net of Tax for the Year Ended December 31, 2017 (Predecessor Company)
	Changes in
	Net	Net Gain on	Foreign
	Unrealized	Cash Flow	Currency
	Gain on	Hedging	Translation	AOCI,
	Securities	Instruments	Adjustments	net of tax
Beginning balance	$693	$32	$(3)	$722
OCI before reclassifications	428	(5)	—	423
Amounts reclassified from AOCI	(99)	(23)	—	(122)
OCI, net of tax	329	(28)	—	301
Ending balance	$1,022	$4	$(3)	$1,023

Reclassification from AOCI
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017	Affected Line Item on the Consolidated Statement of Operations
Net Unrealized Gain on Securities
Available-for-sale securities	$47	$(32)	$(2)	$153	Net realized capital gains (losses)
	47	(32)	(2)	153	Income before income taxes
	10	(7)	—	54	Income tax expense
	$37	$(25)	$(2)	$99	Net income (loss)
Net Gains on Cash-Flow Hedging Instruments
Interest rate swaps	$—	$—	$—	$(1)	Net realized capital gains (losses)
Interest rate swaps	—	—	8	26	Net investment income
Foreign currency swaps	—	—	(2)	11	Net realized capital gains (losses)
	—	—	6	36	Income before income taxes
	—	—	1	13	Income tax expense
	$—	$—	$5	$23	Net income (loss)
Total amounts reclassified from AOCI	$37	$(25)	$3	$122	Net income (loss)

PART C

OTHER INFORMATION

ITEM 24.              FINANCIAL STATEMENTS AND EXHIBITS

(a)                     All financial statements are included in Part A and Part B of the Registration Statement.

(b)                    (1)                     (a)                      Resolution of the board of directors authorizing the establishment of the Separate Account incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement No. 333-145655, filed on August 10, 2010.

                                                                        (b)                     Resolution of the board of directors authorizing the re-designation of the Separate Account incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement No. 333-145655, filed on August 10, 2010.

                                    (2)                     Not applicable.

                                    (3)                     (a)                     Principal Underwriter Agreement incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement No. 33-59541, filed on April 22, 2013.

                                                                        (b)                     Form of Sales Agreement incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement No. 33-59541, filed on April 22, 2013.

                                                                        (4)                     Form of Group Variable Annuity Contract incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement No. 333-145655, filed on August 10, 2010.

                                    (5)                     Form of the Application incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement No. 333-145655, filed on August 10, 2010.

                                    (6)                     (a)                     Articles of Incorporation of Talcott Resolution incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement No. 333-72042, filed on April 30, 2019.

                                                                        (b)                     Amended and Restated Bylaws of Talcott Resolution incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement No. 333-72042, filed on April 30, 2019.

                                    (7)                     Reinsurance Agreement incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement No. 33-59541, filed on April 22, 2013.

                                    (8)                     Fund Participation Agreements and Amendments

(a)                     Fred Alger & Company, Incorporated, incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                       (b)                     Alliance Fund Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                        (c)                      American Century Investment Services, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(i)             Amendment No. 10 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.

                                                                        (d)                     American Funds Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                       (e)                       Ave Maria — distributed by Ultimus Fund Distributors, LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(i)             Amendment dated 4-1-14 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.

                                                                        (f)                       BlackRock Distributors, Inc., as amended (Includes LifePath) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                        (g)                      BMO — distributed by Grand Distribution Services, LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                        (h)                     Calamos Financial Services LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                        (i)                         Calvert Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                        (j)                        Columbia Funds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(i)             Assignment agreement dated 4-23-10 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.

(ii)   Amendment dated 12-30-13 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.

                                                                        (k)                     Davis Distributors, LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                        (l)                         Delaware Distributors, L.P. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(i)             Amendment No. 1 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.

                                                                        (m)                 Domini — distributed by DSIL Investment Services LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

2

                                                                        (n)                     Dreyfus Services Corporation incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                        (o)                     DWS — distributed by Scudder Investments Service Company incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(p)                     Eaton Vance Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                        (q)                     Federated Securities Corporation incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                        (r)                        Fidelity Distributors Corporation (Retail Funds) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(i)             Amendment No. 8 incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement No. 333-151805, filed on April 29, 2016.

                                                                        (s)                       Franklin/Templeton Distributors, Inc. (Mutual Series) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(i)       Amendment Nos. 1 and 2 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.

                                                                       (t)                         Franklin/Templeton Distributors, Inc. (Strategic Series) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(i)             Amendment Nos. 1 through 5 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.

                                                                        (u)                     Franklin/Templeton  Distributors, Inc. (Templeton Series) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                        (v)                     Frost — distributed by SEI Investments Distribution Co. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                        (w)                   Goldman, Sachs & Co. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                        (x)                     Hartford Investment Financial Services Company (Retail Funds) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

3

                                                                        (y)                     Hartford Securities Distribution Company, Inc. (Insurance Funds) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(i)             Amendment Nos. 1 and 2 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.

                                                                        (z)                      HIMCO Distribution Services Company incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.

                                                                        (aa)              IMST Distributors, LLC (Oak Ridge) incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.

                                                                        (bb)              Invesco Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(i)             Amendment dated 1-22-04 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.

                                                                       (cc)                 Ivy Funds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                        (dd)              Janus Distributors, Inc. (Includes Perkins) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                        (ee)                JPMorgan Distribution Services, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(i)             Amendment dated 12-19-14 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.

                                                                        (ff)                  Legg Mason Wood Walker, Incorporated, incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                        (gg)                LKCM — distributed by Quasar Distributors, LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                        (hh)              Loomis Sayles — distributed by IXIS Asset Management Distributors, L.P. (Includes Oakmark) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                        (ii)                      Lord Abbett Distributor LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(i)             Amendment No. 4 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.

(ii)          Amendment No. 5 incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement   File No. 333-151805, filed on April 29, 2016.

4

(jj)                    Managers Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                        (kk)              MFS Fund Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(i)             Amendment No. 8 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.

(ii)          Amendment No. 9 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.

(iii)       Amendment No. 10 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.

(ll)                      MML Distributors, LLC incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-151805, filed on April 25, 2014.

                                                                        (mm)      Munder — distributed by Funds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                                                                                    (i)             Amendment No. 1 (Victory Funds) incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.

                                                                                                                                    (ii)   Amendment No. 5 (Victory Funds) incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.

                                                                                                                                    (iii)  Amendment No. 4 dated 6-28-11 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.

                                                                                                                                    (iv)      Amendment dated 8-27-14 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.

                                                                        (nn)              Neuberger & Berman Management Incorporated (Retail Funds) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(i)             Amendment dated 9-12-12 incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on September 22, 2015,

                                                                        (oo)              Nuveen Investments, LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                        (pp)              OppenheimerFunds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(i)             Second Amendment dated February 1, 2003 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.

(qq)              PIMCO Funds Distributor LLC (Includes Allianz) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(i)             Amendment No. 2 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.

                                                                        (rr)                    Pioneer Funds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                        (ss)                  Prudential Investment Management Services LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(i)             Amendment No. 4 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.

5

                                                                        (tt)                    Putnam Mutual Funds Corp. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(i)             Amendment Nos. 7 through 10 incorporated by reference to Post-Effective Amendment No. 23 to   Registration Statement No. 333-151805, filed on September 22, 2015.

                                                                        (uu)              RidgeWorth Distributors LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                        (vv)              Royce Fund Services, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(i)             Amendment dated 10-31-07 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.

(ii)          Second Amendment dated 5-12-08 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.

(iii)       Third Amendment dated 10-13-11 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.

      (ww)  Russell Financial Services, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(i)             Amendment dated 12-1-14 incorporated by reference to Post-Effective Amendment No. 21 to Registration  Statement No. 333-151805, filed on April 28, 2015.

                                                                        (xx)              T. Rowe Price Investment Services, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                        (yy)              Teachers Personal Investor Services, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                        (zz)                Thornburg Securities Corp. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(i)             Amendment dated 9-6-06 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.

(ii)          Amendment dated 3-13-07 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.

(iii)       Fifth Amendment dated 9-26-11 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.

(iv)      Amendment dated 1-18-13 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.

(v)         Amendment dated 7-1-14 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.

                                                                        (aaa)       Timothy Partners, Ltd. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                        (bbb)       UBS — distributed by Brinson Advisors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

                                                                        (ccc)          Victory Retail Service Agreement and Amendments incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.

                                                                        (ddd)       Wells Fargo Funds Distributor, LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(i)             First Amendment dated 7-1-11 incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-151805, filed on April 25, 2014.

(ii)          Second Amendment dated 12-3-12 incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-151805, filed on April 25, 2014.

6

(9)               Opinion and Consent of Sadie R. Gordon, Lead Counsel, Registered Retirement Products & Mutual Funds, Massachusetts Mutual Life Insurance Company, administrator and exclusive agent of Talcott Resolution Life Insurance Company Separate Account 11, filed herewith.

(10)        (a) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm, filed herewith.

  (b) Consent of KPMG, LLP, Independent Registered Public Accounting Firm, filed herewith.

(11)              Not applicable.

(12)              Not applicable.

(26)              Organizational Chart, filed herewith.

(99)              Copy of Power of Attorney, filed herewith.

7

ITEM 25.             DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION WITH TalcotT Resolution
Christopher B. Abreu	Vice President and Chief Actuary
Ellen T. Below	Vice President and Chief Communications Officer
Jeremy Billiel	Assistant Vice President and Treasurer
Matthew Bjorkman	Vice President and Chief Auditor
John B. Brady	Vice President and Chief Actuary, Appointed Actuary
Richard J Carbone* (1)	Director
Christopher S. Conner	Assistant Vice President, Chief Compliance Officer of Separate Accounts, AML Compliance Officer and Sanctions Compliance Officer
Henry Cornell* (2)	Director
Robert A. Cornell	Vice President and Actuary
Christopher Cramer	Vice President, Chief Secretary and Head of Tax
James Cubanski	Vice President
Christopher J. Dagnault (3)	Vice President
George Eknaian	Senior Vice President and Chief Risk Officer
Glenn Gadzik	Vice President and Actuary
Oliver M. Goldstein* (4)	Director
Michael R. Hazel	Vice President and Controller
Donna R. Jarvis	Vice President and Actuary
Brion S. Johnson* (5)	Director
Diane Krajewski	Vice President, Chief Human Resources Officer and Head of Operations
Craig D. Morrow	Vice President
Emily R. Pollack* (2)	Director
Matthew J. Poznar	Senior Vice President and Chief Investment Officer
Lisa M. Proch	Senior Vice President, General Counsel and Chief Compliance Officer
Michael S. Rubinoff* (6)	Director
Peter F. Sannizzaro*	President, Chief Executive Officer and Director
Manu Sareen (7)	Director
David I. Schamis* (8)	Director
Robert R. Siracusa	Vice President and Chief Financial Officer
Samir Srivastava	Vice President and Chief Information Officer
Robert W. Stein* (9)	Director
Heath L. Watkin* (10)	Director

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.

(1)	Address: 469 Edinboro Rd., Staten Island, NY 10306
(2)	Address: Cornell Capital LLP, 499 Park Ave., 21st Floor, New York, NY 10022
(3)	Address: 500 Bielenberg Drive, Woodbury, MN 55125
(4)	Address: Pine Brook, One Grand Central Place, 60 East 42nd St., 50th Floor, New York, NY 10165
(5)	Address: The Hartford, 690 Asylum Ave., Hartford, CT 06155
(6)	Address: Safra, 546 5th Ave., 3rd Floor, New York., NY 10036
(7)	Address: Global Atlantic Re Ltd. 2nd Floor, Hamilton, Bermuda HM11
(8)	Address: Atlas Merchant Capital, 375 Park Ave., 21st Floor, New York, NY 10152
(9)	Address: 39 West 94th St., New York, NY 10025
(10)	Address: TRB Advisors LP, 767 Fifth Ave., 12th Floor, New York, NY 10153

*   Denotes Board of Directors.

ITEM 26.                   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Filed herewith.

ITEM 27.                   NUMBER OF CONTRACT OWNERS

As of April 15, 2020, there were 1,315 Contract Owners.

ITEM 28.                   INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: “a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive.”

Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a “Proceeding”) because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by-laws, each an “Officer”), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person’s official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation’s Certificate, in each case, as determined in accordance with the procedures set forth in the by-laws. For purposes of the by-laws, a “Covered Entity” shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.                   PRINCIPAL UNDERWRITERS

(a)                   MMLD acts as principal underwriter for the following investment companies:

Talcott Resolution Life Insurance Company - Separate Account Two

Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account I)

Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)

Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)

Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)

Talcott Resolution Life Insurance Company - Separate Account Eleven

Talcott Resolution Life Insurance Company - Separate Account Twelve

(b) Officers and Member Representatives of MML Distributors, LLC

	POSITIONS AND OFFICES	PRINCIPAL BUSINESS
NAME	WITH UNDERWRITER	ADDRESS
Stephen Alibozek	Entity Contracting Officer	*
Vincent Baggetta	Chief Risk Officer	*
Derek Darley	Assistant Treasurer	*
Edward K. Duch III	Assistant Secretary	*
Michael Fanning	Member Representative, MassMutual Holding LLC and Massachusetts Mutual Life Insurance Company	*
Nathan L. Hall	Chief Financial Officer Treasurer	**
Teresa A. Hassara	Vice President	**
Aruna Hobbs	Vice President	**
Kevin LaComb	Assistant Treasurer	*
Paul LaPiana	Vice President	*
Mario Morton	Registration Manager	*
Alyssa O’Connor	Assistant Secretary	*
Todd Picken	Assistant Treasurer	*
Kelly Pirotta	AML Compliance Officer	*
Robert S. Rosenthal	Vice President, Chief Legal Officer and Secretary, and Executive Representative	*
Susan Scanlon	Chief Compliance Officer and Secondary FINRA Emergency Contact	*
Barbara Upton	Chief Compliance Officer and Secondary FINRA Emergency Contact, Assistant Vice President, Super Account Administrator, and Continuing Education Officer	**
Donna Champagne	Cash and Trading Supervisor and Assistant Treasurer	**
Eric H. Wietsma	Chief Executive Officer, President, and Primary FINRA Emergency Contact, Vice President, and Enfield CT OSJ Supervisor	**

*                 Address: 1295 State Street, Springfield, MA 01111-0001

**          Address: 100 Bright Meadow Blvd., Enfield, CT 06082

ITEM 30.                   LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Massachusetts Mutual Life Insurance Company (“MassMutual”), as administrator at 1295 State Street, Springfield, MA 01111.

ITEM 31.                   MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.                   UNDERTAKINGS

(a)         The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b)         The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)          The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)         MassMutual, in its capacity as Administrator to Talcott Resolution hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Talcott Resolution.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Enfield, and State of Connecticut on this 30th day of April, 2020.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY -

SEPARATE ACCOUNT ELEVEN

(Registrant)

By:	Peter F. Sannizzaro	*By:	/s/ Sadie R. Gordon
	Peter F. Sannizzaro		Sadie R. Gordon
	President and Chief Executive Officer		Attorney-In-Fact

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

(Depositor)

By:	Peter F. Sannizzaro
Peter F. Sannizzaro
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Peter F. Sannizzaro, President, Chief Executive Officer and Director*
Robert R. Siracusa, Chief Financial Officer		/s/ Peter F. Sannizzaro
Richard J. Carbone, Director*		Peter F. Sannizzaro
Henry Cornell, Director*		/s/ Robert R. Siracusa
Gilles M. Dellaert, Director*		Robert R. Siracusa
Oliver M. Goldstein, Director*	* By:	/s/ Sadie R. Gordon
Brion S. Johnson, Director*		Sadie R. Gordon, Attorney-in-Fact
Emily R. Pollack, Director*	Date:	April 30, 2020
Michael S. Rubinoff, Director*
David I. Schamis, Director*
Robert W. Stein, Director*
Heath L. Watkin, Director*

333-151805

EXHIBIT INDEX

(9)

Opinion and Consent of Sadie R. Gordon, Lead Counsel, Registered Retirement Products & Mutual Funds, Massachusetts Mutual Life Insurance Company, administrator and exclusive agent of Talcott Resolution Life Insurance Company Separate Account 11.

(10)	(a) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
(b) Consent of KPMG, LLP, Independent Registered Public Accounting Firm.
(26)	Organizational Chart
(99)	Copy of Power of Attorney.